UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-53023
Pre-Effective Amendment No.□
Post-Effective Amendment No. 28☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-08241
Amendment No. 148☑
(Check appropriate box or boxes.)
Nationwide Variable Account-9

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2013 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America Choice Venue Annuity®
Individual Flexible Purchase Payment Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2013), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 48. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	Dreyfus
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Invesco
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
1

Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Annuity Option.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
3

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
4

5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	1.50%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver Option	0.15%
Total Variable Account Charges (including this option only)	1.65%
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.95%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.80%
Spousal Protection Annuity Option6	0.10%
Total Variable Account Charges (including this option only)	1.60%
Beneficiary Protector Option	0.40%
Total Variable Account Charges (including this option)	1.90%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50%
Total Variable Account Charges (including this option)	2.00% [7]
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.50%
Greater of One-Year or 5% Enhanced Death Benefit Option with Long Term Care/Nursing Home Waiver Option	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Spousal Protection Annuity Option	0.10%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.10%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
8

•	15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or Qualified Plans.
[2]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	The Spousal Protection Annuity Option is only available for contracts issued as Individual Retirement Annuities and Non-Qualified Contracts.
[7]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.57%	2.25%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.10%).
9

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.25%)	$ 1,262	$ 2,175	$ 3,074	$ 5,464	*	$ 1,675	$ 2,774	$ 5,464	$ 562	$ 1,675	$ 2,774	$ 5,464
Minimum Total Underlying Mutual Fund Operating Expenses (0.57%)	$ 1,085	$ 1,669	$ 2,271	$ 4,059	*	$ 1,169	$ 1,971	$ 4,059	$ 385	$ 1,169	$ 1,971	$ 4,059
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Purchase Payment Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Tax Sheltered Annuities with contributions rolled-over or transferred from other Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
The minimum initial purchase payment is $10,000. The minimum subsequent purchase payment is $1,000.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately
10

returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.50% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.10% of the Daily Net Assets. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. An optional death benefit is also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect the following death benefit option at the time of application:
•	The Greater of One-Year or 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70
11

or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (One-Year Step-Up Death Benefit) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
12

Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
13

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
14

Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
15

Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
16

Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
17

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
18

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
19

Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.50% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC; and
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years.
20

No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
21

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Option
Greater of One-Year or 5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
22

Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.10% of the Daily Net Assets. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
The benefit associated with the Spousal Protection Annuity Option will be applied if the following conditions are met:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA, only the person for whom the IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one of the Guaranteed Minimum Income Benefit Options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. This option may be elected at the time of application or after the contract has been issued. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
23

(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charge associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
24

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
25

Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
26

If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.90%. After the benefit is paid, the charge associated with the Beneficiary Protector Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.50%. Thus, the Beneficiary Protector Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.90% will have a lower unit value than Sub-Account X with charges of 1.50% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
27

On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Annuity Option, provided all of the requirements set forth in the Spousal Protection Annuity Option section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
28

Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner and/or Contingent Annuitant. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant;
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
29

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
30

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.50% to 3.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
31

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
32

Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
33

Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests must be submitted in writing to the Service Center and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
34

Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
35

Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
36

	Contract Values	Maximum Outstanding Loan Balance Allowed
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
37

Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts (if available):
•	Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
38

to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
39

A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner.
Distributions will be made as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
40

(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (One-Year Step-Up Death Benefit) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (One-Year Step-Up Death Benefit)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Greater of One-Year or 5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
41

Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 95.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 95th birthday (or the 95th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
42

Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
43

The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.50% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant's 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
44

If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
45

No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
46

Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for
47

the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-53023
48

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (formerly, Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Investment Objective:	To create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
49

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II Shares)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Invesco - Invesco V.I. Comstock Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
50

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
51

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
52

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3)
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: STTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
53

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
54

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.50%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2012 (the maximum Variable Account charge of 3.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.071076	12.785087	15.48%	14,804
2011	10.596111	11.071076	4.48%	23,236
2010	9.536779	10.596111	11.11%	31,475
2009	8.044944	9.536779	18.54%	44,984
2008	13.772184	8.044944	-41.59%	51,360
2007	13.334939	13.772184	3.28%	59,835
2006	11.572034	13.334939	15.23%	68,645
2005	11.231549	11.572034	3.03%	80,239
2004	10.252084	11.231549	9.55%	94,372
2003	7.873907	10.252084	30.20%	107,677
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
2012	10.370889	11.861925	14.38%	7,913
2011	10.884728	10.370889	-5.19%	8,755
2010	10.061218	10.884728	8.18%	19,366
2009	7.450031	10.061218	35.05%	26,660
2008	12.568622	7.450031	-40.73%	25,938
2007	11.231930	12.568622	11.90%	34,568
2006	11.476095	11.231930	-2.13%	44,744
2005	10.144570	11.476095	13.13%	75,855
2004	9.505781	10.144570	6.72%	61,371
2003	7.822552	9.505781	21.52%	64,077
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.852762	18.498293	16.69%	16,021
2011	17.612263	15.852762	-9.99%	20,035
2010	14.124597	17.612263	24.69%	28,836
2009	10.051813	14.124597	40.52%	39,378
2008	15.882881	10.051813	-36.71%	46,049
2007	15.883464	15.882881	0.00%	52,978
2006	14.119468	15.883464	12.49%	62,448
2005	13.442445	14.119468	5.04%	69,835
2004	11.460998	13.442445	17.29%	94,052
2003	8.258342	11.460998	38.78%	84,935
55

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.792695	14.588701	5.77%	9,970
2011	12.530438	13.792695	10.07%	23,884
2010	12.101716	12.530438	3.54%	25,407
2009	11.147327	12.101716	8.56%	25,907
2008	11.499777	11.147327	-3.06%	23,350
2007	10.663455	11.499777	7.84%	18,074
2006	10.656245	10.663455	0.07%	10,151
2005	10.651623	10.656245	0.04%	11,468
2004	10.219974	10.651623	4.22%	37,241
2003*	10.000000	10.219974	2.20%	4,292
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.386743	12.837036	12.74%	11,671
2011	11.238714	11.386743	1.32%	17,510
2010	10.020811	11.238714	12.15%	25,912
2009	8.638095	10.020811	16.01%	32,813
2008	13.436040	8.638095	-35.71%	45,326
2007	13.701168	13.436040	-1.94%	56,906
2006	11.907192	13.701168	15.07%	67,810
2005	11.565554	11.907192	2.95%	133,425
2004	10.430131	11.565554	10.89%	148,803
2003	8.196339	10.430131	27.25%	142,728
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ
2012	10.663586	11.731980	10.02%	2,444
2011	10.755566	10.663586	-0.86%	2,516
2010	9.532671	10.755566	12.83%	3,664
2009	7.252553	9.532671	31.44%	4,554
2008	11.255729	7.252553	-35.57%	5,874
2007	10.631287	11.255729	5.87%	6,805
2006	9.905439	10.631287	7.33%	7,310
2005	9.729702	9.905439	1.81%	7,855
2004	9.324080	9.729702	4.35%	7,125
2003	7.527479	9.324080	23.87%	5,501
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	12.838141	13.927052	8.48%	13,314
2011	11.985754	12.838141	7.11%	15,578
2010	10.576901	11.985754	13.32%	19,746
2009	8.785127	10.576901	20.40%	36,134
2008	12.691135	8.785127	-30.78%	39,199
2007	12.059159	12.691135	5.24%	50,705
2006	10.534824	12.059159	14.47%	66,345
2005	10.271827	10.534824	2.56%	64,862
2004	9.950953	10.271827	3.22%	67,200
2003	8.360985	9.950953	19.02%	68,385
56

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2012	17.742854	19.976234	12.59%	20,687
2011	17.167327	17.742854	3.35%	20,208
2010	15.237131	17.167327	12.67%	26,596
2009	10.145179	15.237131	50.19%	67,906
2008	13.936527	10.145179	-27.20%	92,367
2007	13.713098	13.936527	1.63%	65,443
2006	12.590817	13.713098	8.91%	68,897
2005	12.498140	12.590817	0.74%	72,845
2004	11.518160	12.498140	8.51%	95,399
2003	9.601107	11.518160	19.97%	143,924
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.347949	11.214340	8.37%	4,161
2011	11.117667	10.347949	-6.92%	4,222
2010	9.987686	11.117667	11.31%	4,269
2009	8.952206	9.987686	11.57%	3,715
2008	12.922437	8.952206	-30.72%	4,861
2007	11.966540	12.922437	7.99%	7,255
2006	10.492356	11.966540	14.05%	8,974
2005	10.474120	10.492356	0.17%	11,027
2004	9.927767	10.474120	5.50%	13,604
2003	8.136153	9.927767	22.02%	14,776
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	13.608868	14.670458	7.80%	46,271
2011	13.545933	13.608868	0.46%	56,788
2010	12.700328	13.545933	6.66%	80,574
2009	10.730806	12.700328	18.35%	105,532
2008	11.784270	10.730806	-8.94%	148,065
2007	11.379766	11.784270	3.55%	164,864
2006	11.116837	11.379766	2.37%	204,002
2005	11.175360	11.116837	-0.52%	246,172
2004	10.980997	11.175360	1.77%	267,848
2003	10.674330	10.980997	2.87%	295,545
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	11.378008	13.118325	15.30%	92,012
2011	11.475775	11.378008	-0.85%	121,255
2010	10.138083	11.475775	13.19%	148,952
2009	7.924372	10.138083	27.94%	179,263
2008	14.068249	7.924372	-43.67%	225,363
2007	14.104191	14.068249	-0.25%	277,495
2006	11.939023	14.104191	18.14%	318,702
2005	11.480785	11.939023	3.99%	355,862
2004	10.478495	11.480785	9.57%	379,230
2003	8.181219	10.478495	28.08%	378,634
57

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	10.550633	11.888750	12.68%	45,559
2011	10.714446	10.550633	-1.53%	51,554
2010	8.781929	10.714446	22.01%	65,242
2009	6.967261	8.781929	26.05%	73,755
2008	13.424502	6.967261	-48.10%	80,506
2007	10.761115	13.424502	24.75%	89,756
2006	10.250830	10.761115	4.98%	113,788
2005	9.863726	10.250830	3.92%	128,441
2004	9.710724	9.863726	1.58%	156,717
2003	7.438044	9.710724	30.55%	147,848
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	19.078722	21.528485	12.84%	32,584
2011	21.726684	19.078722	-12.19%	44,017
2010	17.155638	21.726684	26.64%	60,218
2009	12.462671	17.155638	37.66%	84,034
2008	20.950635	12.462671	-40.51%	113,183
2007	18.442618	20.950635	13.60%	146,982
2006	16.656755	18.442618	10.72%	167,428
2005	14.328237	16.656755	16.25%	176,684
2004	11.669146	14.328237	22.79%	172,620
2003	8.568929	11.669146	36.18%	141,041
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.787039	13.984066	18.64%	25,112
2011	14.485199	11.787039	-18.63%	32,397
2010	13.033920	14.485199	11.13%	46,599
2009	10.485279	13.033920	24.31%	77,239
2008	18.990937	10.485279	-44.79%	92,375
2007	16.471611	18.990937	15.29%	103,644
2006	14.193450	16.471611	16.05%	122,489
2005	12.134679	14.193450	16.97%	129,891
2004	10.871575	12.134679	11.62%	131,450
2003	7.718273	10.871575	40.86%	125,825
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	12.893522	16.136835	25.15%	9,053
2011	14.390031	12.893522	-10.40%	13,600
2010	11.563427	14.390031	24.44%	21,228
2009	7.470149	11.563427	54.80%	26,666
2008	15.568771	7.470149	-52.02%	35,725
2007	14.991446	15.568771	3.85%	43,551
2006	13.118986	14.991446	14.27%	49,443
2005	13.002652	13.118986	0.89%	51,986
2004	11.595844	13.002652	12.13%	63,975
2003	7.480890	11.595844	55.01%	50,547
58

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	10.454503	11.676881	11.69%	29,594
2011	11.337915	10.454503	-7.79%	19,552
2010	9.626899	11.337915	17.77%	17,839
2009	5.900329	9.626899	63.16%	26,303
2008	11.772279	5.900329	-49.88%	34,184
2007	10.247039	11.772279	14.88%	35,039
2006	10.136607	10.247039	1.09%	37,346
2005	9.560304	10.136607	6.03%	38,633
2004	9.089863	9.560304	5.18%	41,539
2003	7.264250	9.089863	25.13%	41,715
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2012	11.880263	13.916165	17.14%	94,213
2011	12.320542	11.880263	-3.57%	98,804
2010	10.811157	12.320542	13.96%	112,434
2009	8.547631	10.811157	26.48%	149,535
2008	13.517502	8.547631	-36.77%	178,075
2007	14.051649	13.517502	-3.80%	221,601
2006	12.292691	14.051649	14.31%	238,642
2005	11.986734	12.292691	2.55%	249,423
2004	10.363180	11.986734	15.67%	256,478
2003	8.045373	10.363180	28.81%	239,800
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2012	10.482275	11.730221	11.91%	9,064
2011	10.672905	10.482275	-1.79%	9,165
2010	9.918034	10.672905	7.61%	10,307
2009	7.867531	9.918034	26.06%	12,121
2008	11.463355	7.867531	-31.37%	23,136
2007	10.788857	11.463355	6.25%	27,415
2006*	10.000000	10.788857	7.89%	36,624
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.727018	-2.73%	4,817
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2012	9.243509	10.599803	14.67%	18,744
2011	10.000508	9.243509	-7.57%	20,850
2010	7.857835	10.000508	27.27%	25,557
2009	5.647770	7.857835	39.13%	34,718
2008	11.845597	5.647770	-52.32%	45,699
2007	10.982579	11.845597	7.86%	58,208
2006	10.899047	10.982579	0.77%	66,660
2005	10.757186	10.899047	1.32%	66,577
2004	9.548089	10.757186	12.66%	88,415
2003	7.095730	9.548089	34.56%	102,629
59

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	13.431539	15.994317	19.08%	4,773
2011	15.234432	13.431539	-11.83%	5,177
2010	11.377226	15.234432	33.90%	8,676
2009	7.089570	11.377226	60.48%	12,642
2008	11.900970	7.089570	-40.43%	12,565
2007	11.817235	11.900970	0.71%	14,297
2006	10.623119	11.817235	11.24%	21,879
2005	10.267815	10.623119	3.46%	28,916
2004	9.814754	10.267815	4.62%	38,365
2003	7.467590	9.814754	31.43%	39,015
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.082318	14.932191	14.14%	31,017
2011	13.343369	13.082318	-1.96%	43,388
2010	12.180267	13.343369	9.55%	46,002
2009	10.098507	12.180267	20.61%	57,238
2008	15.243699	10.098507	-33.75%	58,561
2007	14.384752	15.243699	5.97%	62,868
2006	12.118222	14.384752	18.70%	60,541
2005	11.554980	12.118222	4.87%	58,289
2004	10.216309	11.554980	13.10%	56,470
2003	8.316953	10.216309	22.84%	55,242
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.386610	11.860324	14.19%	5,400
2011	10.735263	10.386610	-3.25%	5,971
2010*	10.000000	10.735263	7.35%	2,809
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.708059	15.452427	12.73%	43,173
2011	13.849007	13.708059	-1.02%	65,159
2010	12.425615	13.849007	11.46%	80,437
2009*	10.000000	12.425615	24.26%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.199592	10.103238	9.82%	823
2011	9.646129	9.199592	-4.63%	1,480
2010	7.924306	9.646129	21.73%	0
2009	6.116244	7.924306	29.56%	0
2008*	10.000000	6.116244	-38.84%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.565384	12.243899	5.87%	11,437
2011	11.051586	11.565384	4.65%	14,255
2010	10.507651	11.051586	5.18%	10,255
2009	9.823684	10.507651	6.96%	9,582
2008*	10.000000	9.823684	-1.76%	194
60

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.132621	19.729798	15.16%	5,186
2011	22.469397	17.132621	-23.75%	8,580
2010	19.683842	22.469397	14.15%	11,892
2009	12.253178	19.683842	60.64%	16,075
2008	29.523513	12.253178	-58.50%	18,897
2007	20.608665	29.523513	43.26%	22,582
2006	15.320839	20.608665	34.51%	17,428
2005	11.739471	15.320839	30.51%	10,258
2004*	10.000000	11.739471	17.39%	3,700
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2012	13.724361	13.891643	1.22%	87,952
2011	13.020937	13.724361	5.40%	126,520
2010	12.647073	13.020937	2.96%	174,703
2009	12.535147	12.647073	0.89%	223,291
2008	11.839860	12.535147	5.87%	259,260
2007	11.243925	11.839860	5.30%	271,500
2006	11.082319	11.243925	1.46%	284,668
2005	10.921833	11.082319	1.47%	354,997
2004	10.763977	10.921833	1.47%	392,647
2003	10.737803	10.763977	0.24%	502,531
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.748966	14.554321	14.16%	38,513
2011	13.472382	12.748966	-5.37%	50,078
2010	11.931917	13.472382	12.91%	53,858
2009	9.522873	11.931917	25.30%	24,988
2008	15.308184	9.522873	-37.79%	43,748
2007	14.668581	15.308184	4.36%	25,555
2006	12.741978	14.668581	15.12%	42,665
2005	11.984875	12.741978	6.32%	25,424
2004	10.670649	11.984875	12.32%	72,009
2003	8.215054	10.670649	29.89%	68,174
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.614655	13.068055	3.59%	38,281
2011	12.441672	12.614655	1.39%	63,867
2010	11.928224	12.441672	4.30%	86,955
2009	11.101361	11.928224	7.45%	142,148
2008	11.992742	11.101361	-7.43%	152,486
2007	11.554601	11.992742	3.79%	187,776
2006	11.049006	11.554601	4.58%	229,016
2005	10.857746	11.049006	1.76%	239,630
2004	10.533052	10.857746	3.08%	268,515
2003	9.909899	10.533052	6.29%	277,581
61

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.006607	14.196190	9.15%	136,186
2011	13.209596	13.006607	-1.54%	157,758
2010	12.091079	13.209596	9.25%	207,026
2009	10.303566	12.091079	17.35%	307,046
2008	13.619819	10.303566	-24.35%	402,228
2007	13.087664	13.619819	4.07%	593,736
2006	11.931793	13.087664	9.69%	594,974
2005	11.498473	11.931793	3.77%	693,155
2004	10.657265	11.498473	7.89%	778,340
2003	9.012363	10.657265	18.25%	725,544
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.023413	14.592735	12.05%	127,066
2011	13.508611	13.023413	-3.59%	138,024
2010	12.154289	13.508611	11.14%	152,023
2009	9.919721	12.154289	22.53%	259,172
2008	14.678830	9.919721	-32.42%	289,248
2007	14.040065	14.678830	4.55%	374,221
2006	12.443859	14.040065	12.83%	376,790
2005	11.798411	12.443859	5.47%	374,108
2004	10.685816	11.798411	10.41%	458,275
2003	8.566085	10.685816	24.75%	396,256
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.070731	13.909287	6.42%	125,227
2011	13.001188	13.070731	0.53%	143,483
2010	12.163228	13.001188	6.89%	158,140
2009	10.778891	12.163228	12.84%	198,286
2008	12.880912	10.778891	-16.32%	245,197
2007	12.354247	12.880912	4.26%	269,431
2006	11.567555	12.354247	6.80%	297,966
2005	11.239043	11.567555	2.92%	416,400
2004	10.647898	11.239043	5.55%	515,963
2003	9.507569	10.647898	11.99%	516,547
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.250874	15.456042	16.64%	129,490
2011	13.796473	13.250874	-3.95%	162,441
2010	12.907173	13.796473	6.89%	199,826
2009*	10.000000	12.907173	29.07%	0
62

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.251291	11.082065	-1.50%	79,496
2011	11.422145	11.251291	-1.50%	118,338
2010	11.596067	11.422145	-1.50%	168,055
2009	11.767718	11.596067	-1.46%	202,767
2008	11.706507	11.767718	0.52%	214,124
2007	11.342165	11.706507	3.21%	166,696
2006	11.015384	11.342165	2.97%	267,963
2005	10.892063	11.015384	1.13%	234,396
2004	10.968931	10.892063	-0.70%	520,256
2003	11.066732	10.968931	-0.88%	662,052
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	16.202156	17.913443	10.56%	21,645
2011	15.583700	16.202156	3.97%	23,230
2010	14.306279	15.583700	8.93%	23,916
2009	11.677180	14.306279	22.51%	34,401
2008	14.333485	11.677180	-18.53%	45,264
2007	13.909639	14.333485	3.05%	54,832
2006	13.469205	13.909639	3.27%	67,564
2005	13.382009	13.469205	0.65%	51,791
2004	12.752538	13.382009	4.94%	137,242
2003	11.547565	12.752538	10.43%	142,847
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.900341	10.252169	15.19%	10,654
2011	10.808190	8.900341	-17.65%	10,566
2010	10.366189	10.808190	4.26%	14,165
2009	8.127209	10.366189	27.55%	22,254
2008	15.408976	8.127209	-47.26%	23,778
2007	15.233886	15.408976	1.15%	28,401
2006	12.634324	15.233886	20.58%	27,083
2005	11.472337	12.634324	10.13%	15,801
2004*	10.000000	11.472337	14.72%	4,015
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.764236	10.044301	14.61%	12,893
2011	9.163741	8.764236	-4.36%	13,846
2010	8.054001	9.163741	13.78%	19,477
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.689350	9.940116	14.39%	9,069
2011	9.116094	8.689350	-4.68%	10,915
2010	8.022668	9.116094	13.63%	16,111
2009	6.296627	8.022668	27.41%	20,465
2008*	10.000000	6.296627	-37.03%	0
63

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.102602	9.384732	15.82%	35,047
2011	8.759418	8.102602	-7.50%	39,398
2010	7.887411	8.759418	11.06%	50,541
2009	6.284757	7.887411	25.50%	61,601
2008*	10.000000	6.284757	-37.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	9.747412	10.857892	11.39%	4,433
2011	9.981506	9.747412	-2.35%	4,731
2010	8.099943	9.981506	23.23%	8,524
2009	6.465540	8.099943	25.28%	18,423
2008	12.277891	6.465540	-47.34%	19,907
2007	11.384324	12.277891	7.85%	20,259
2006	11.222205	11.384324	1.44%	24,055
2005	10.574593	11.222205	6.12%	64,122
2004	9.486396	10.574593	11.47%	67,331
2003	7.183813	9.486396	32.05%	64,557
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	12.916335	15.305375	18.50%	12,090
2011	13.868958	12.916335	-6.87%	16,671
2010	11.132680	13.868958	24.58%	22,837
2009	8.979980	11.132680	23.97%	33,886
2008	13.466777	8.979980	-33.32%	42,152
2007	14.738477	13.466777	-8.63%	57,154
2006	12.777718	14.738477	15.35%	68,100
2005	12.620719	12.777718	1.24%	79,168
2004	10.951502	12.620719	15.24%	87,597
2003	7.106598	10.951502	54.10%	77,263
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	14.187149	16.101627	13.49%	23,513
2011	15.290077	14.187149	-7.21%	26,449
2010	12.420228	15.290077	23.11%	35,482
2009	9.379899	12.420228	32.41%	47,880
2008	15.448028	9.379899	-39.28%	51,310
2007	15.392955	15.448028	0.36%	62,335
2006	13.983395	15.392955	10.08%	79,170
2005	12.674022	13.983395	10.33%	82,220
2004	10.832244	12.674022	17.00%	91,746
2003	7.820823	10.832244	38.51%	92,366
64

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	10.715631	12.016043	12.14%	4,202
2011	10.837494	10.715631	-1.12%	8,509
2010	9.717453	10.837494	11.53%	12,362
2009	7.857361	9.717453	23.67%	13,706
2008	13.662313	7.857361	-42.49%	16,601
2007	12.856668	13.662313	6.27%	18,469
2006	11.509505	12.856668	11.70%	23,436
2005	10.915815	11.509505	5.44%	32,115
2004	10.117454	10.915815	7.89%	54,679
2003	8.072743	10.117454	25.33%	54,768
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.690417	11.051541	14.05%	31,772
2011	9.237175	9.690417	4.91%	35,507
2010	7.203521	9.237175	28.23%	45,964
2009	5.589702	7.203521	28.87%	70,198
2008*	10.000000	5.589702	-44.10%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.244547	10.555181	3.03%	14,715
2011	10.370178	10.244547	-1.21%	27,808
2010	9.999600	10.370178	3.71%	27,323
2009	8.958025	9.999600	11.63%	26,494
2008	10.505182	8.958025	-14.73%	32,085
2007	10.180267	10.505182	3.19%	41,045
2006	9.918119	10.180267	2.64%	37,367
2005	9.925486	9.918119	-0.07%	33,529
2004	9.998725	9.925486	-0.73%	56,753
2003*	10.000000	9.998725	-0.01%	6,476
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.479389	12.304206	7.19%	5,558
2011	11.778758	11.479389	-2.54%	7,930
2010	9.997385	11.778758	17.82%	8,192
2009	8.268264	9.997385	20.91%	8,570
2008	13.868982	8.268264	-40.38%	21,035
2007	14.009236	13.868982	-1.00%	25,366
2006	13.512331	14.009236	3.68%	29,452
2005	13.331239	13.512331	1.36%	42,177
2004	12.097415	13.331239	10.20%	50,567
2003	9.820202	12.097415	23.19%	46,046
65

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.562667	13.732385	9.31%	469
2011	13.158950	12.562667	-4.53%	484
2010	10.873942	13.158950	21.01%	0
2009	8.399779	10.873942	29.46%	260
2008	14.082459	8.399779	-40.35%	416
2007	13.286513	14.082459	5.99%	1,897
2006	11.862757	13.286513	12.00%	0
2005	11.270076	11.862757	5.26%	0
2004*	10.000000	11.270076	12.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.087785	22.791585	19.40%	22,005
2011	21.124693	19.087785	-9.64%	26,965
2010	18.492103	21.124693	14.24%	35,755
2009	13.438879	18.492103	37.60%	45,395
2008	22.813666	13.438879	-41.09%	57,881
2007	21.782493	22.813666	4.73%	63,883
2006	18.789648	21.782493	15.93%	74,463
2005	16.682960	18.789648	12.63%	90,485
2004	14.209351	16.682960	17.41%	132,405
2003*	10.000000	14.209351	42.09%	105,563
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	14.251919	16.978663	19.13%	14,805
2011	15.817320	14.251919	-9.90%	27,863
2010	13.878631	15.817320	13.97%	33,080
2009	10.110893	13.878631	37.26%	40,951
2008	17.203425	10.110893	-41.23%	51,111
2007	16.465548	17.203425	4.48%	57,999
2006	14.242554	16.465548	15.61%	64,268
2005	12.676481	14.242554	12.35%	86,558
2004	10.825747	12.676481	17.10%	96,835
2003	7.693100	10.825747	40.72%	108,002
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	16.042235	17.878786	11.45%	23,033
2011	16.180873	16.042235	-0.86%	29,132
2010	14.312846	16.180873	13.05%	48,552
2009	12.271770	14.312846	16.63%	62,630
2008	14.569023	12.271770	-15.77%	79,759
2007	13.502304	14.569023	7.90%	94,771
2006	12.782701	13.502304	5.63%	96,380
2005	12.662897	12.782701	0.95%	66,402
2004	11.855797	12.662897	6.81%	68,912
2003	10.273465	11.855797	15.40%	73,457
66

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.106780	12.756825	14.86%	40,929
2011	11.311147	11.106780	-1.81%	51,686
2010	9.914278	11.311147	14.09%	63,396
2009	7.863850	9.914278	26.07%	67,328
2008	13.008420	7.863850	-39.55%	82,875
2007	12.681136	13.008420	2.58%	118,510
2006	11.218100	12.681136	13.04%	135,454
2005	10.770154	11.218100	4.16%	146,543
2004	10.017952	10.770154	7.51%	194,183
2003	8.043815	10.017952	24.54%	187,335
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.450026	14.774016	29.03%	1,156
2011	10.530386	11.450026	8.73%	1,447
2010*	10.000000	10.530386	5.30%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.652746	12.532676	7.55%	3,741
2011	11.223266	11.652746	3.83%	3,953
2010	10.662845	11.223266	5.26%	4,063
2009	9.896836	10.662845	7.74%	4,507
2008	11.220751	9.896836	-11.80%	9,490
2007	10.827538	11.220751	3.63%	20,066
2006	10.614013	10.827538	2.01%	14,172
2005	10.367358	10.614013	2.38%	4,579
2004	10.113318	10.367358	2.51%	6,467
2003*	10.000000	10.113318	1.13%	2,279
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	43.201636	43.992884	1.83%	317
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.626904	-3.73%	12,487
67

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	10.268100	11.664756	13.60%	0
2011	9.989488	10.268100	2.79%	0
2010	9.139132	9.989488	9.30%	0
2009	7.836850	9.139132	16.62%	0
2008	13.638181	7.836850	-42.54%	0
2007	13.424419	13.638181	1.59%	0
2006	11.841430	13.424419	13.37%	0
2005	11.682195	11.841430	1.36%	0
2004	10.839449	11.682195	7.77%	0
2003*	10.000000	10.839449	8.39%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
2012	10.017069	11.270749	12.52%	0
2011	10.686641	10.017069	-6.73%	0
2010	10.041085	10.686641	6.43%	0
2009	7.557828	10.041085	32.86%	0
2008	12.961664	7.557828	-41.69%	0
2007	11.775445	12.961664	10.07%	0
2006	12.229648	11.775445	-3.71%	0
2005	10.988543	12.229648	11.29%	0
2004	10.466609	10.988543	4.99%	0
2003*	10.000000	10.466609	4.67%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	13.772362	15.809080	14.79%	0
2011	15.553291	13.772362	-11.45%	0
2010	12.679027	15.553291	22.67%	0
2009	9.172093	12.679027	38.23%	0
2008	14.732845	9.172093	-37.74%	0
2007	14.978035	14.732845	-1.64%	0
2006	13.533782	14.978035	10.67%	0
2005	13.096893	13.533782	3.34%	0
2004	11.350679	13.096893	15.38%	0
2003*	10.000000	11.350679	13.51%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	11.967408	12.451975	4.05%	0
2011	11.051133	11.967408	8.29%	0
2010	10.849207	11.051133	1.86%	0
2009	10.158609	10.849207	6.80%	0
2008	10.652839	10.158609	-4.64%	0
2007	10.042117	10.652839	6.08%	0
2006	10.200573	10.042117	-1.55%	0
2005	10.364042	10.200573	-1.58%	0
2004	10.108243	10.364042	2.53%	0
2003*	10.000000	10.108243	1.08%	0
68

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	10.529329	11.677185	10.90%	0
2011	10.563664	10.529329	-0.33%	0
2010	9.574263	10.563664	10.33%	0
2009	8.389494	9.574263	14.12%	0
2008	13.265357	8.389494	-36.76%	0
2007	13.751781	13.265357	-3.54%	0
2006	12.147885	13.751781	13.20%	0
2005	11.993565	12.147885	1.29%	0
2004	10.994633	11.993565	9.09%	0
2003*	10.000000	10.994633	9.95%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ
2012	10.827072	11.717902	8.23%	0
2011	11.100411	10.827072	-2.46%	0
2010	10.000590	11.100411	11.00%	0
2009	7.734151	10.000590	29.30%	0
2008	12.201835	7.734151	-36.61%	0
2007	11.716242	12.201835	4.14%	0
2006	11.096070	11.716242	5.59%	0
2005	11.078652	11.096070	0.16%	0
2004	10.792074	11.078652	2.66%	0
2003*	10.000000	10.792074	7.92%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	12.139989	12.955293	6.72%	0
2011	11.520625	12.139989	5.38%	0
2010	10.334128	11.520625	11.48%	0
2009	8.725189	10.334128	18.44%	0
2008	12.813039	8.725189	-31.90%	0
2007	12.377148	12.813039	3.52%	0
2006	10.990605	12.377148	12.62%	0
2005	10.892648	10.990605	0.90%	0
2004	10.726583	10.892648	1.55%	0
2003*	10.000000	10.726583	7.27%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2012	14.097744	15.613859	10.75%	0
2011	13.865077	14.097744	1.68%	0
2010	12.509263	13.865077	10.84%	0
2009	8.466262	12.509263	47.75%	0
2008	11.822457	8.466262	-28.39%	0
2007	11.826034	11.822457	-0.03%	0
2006	11.036929	11.826034	7.15%	0
2005	11.136105	11.036929	-0.89%	0
2004	10.432342	11.136105	6.75%	0
2003*	10.000000	10.432342	4.32%	0
69

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	9.926613	10.582552	6.61%	0
2011	10.840756	9.926613	-8.43%	0
2010	9.899573	10.840756	9.51%	0
2009	9.019782	9.899573	9.75%	0
2008	13.235443	9.019782	-31.85%	0
2007	12.459858	13.235443	6.22%	0
2006	11.104733	12.459858	12.20%	0
2005	11.267945	11.104733	-1.45%	0
2004	10.856494	11.267945	3.79%	0
2003*	10.000000	10.856494	8.56%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.796058	11.448717	6.05%	0
2011	10.923076	10.796058	-1.16%	0
2010	10.410247	10.923076	4.93%	0
2009	8.941000	10.410247	16.43%	0
2008	9.980901	8.941000	-10.42%	0
2007	9.798282	9.980901	1.86%	0
2006	9.729494	9.798282	0.71%	0
2005	9.941778	9.729494	-2.14%	0
2004	9.930179	9.941778	0.12%	0
2003*	10.000000	9.930179	-0.70%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	10.569401	11.987668	13.42%	0
2011	10.835905	10.569401	-2.46%	0
2010	9.730702	10.835905	11.36%	0
2009	7.731582	9.730702	25.86%	0
2008	13.953422	7.731582	-44.59%	0
2007	14.221361	13.953422	-1.88%	0
2006	12.236335	14.221361	16.22%	0
2005	11.960357	12.236335	2.31%	0
2004	11.096389	11.960357	7.79%	0
2003*	10.000000	11.096389	10.96%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	10.294177	11.410976	10.85%	0
2011	10.626263	10.294177	-3.13%	0
2010	8.853283	10.626263	20.03%	0
2009	7.139848	8.853283	24.00%	0
2008	13.985040	7.139848	-48.95%	0
2007	11.396450	13.985040	22.71%	0
2006	11.034836	11.396450	3.28%	0
2005	10.792895	11.034836	2.24%	0
2004	10.800946	10.792895	-0.07%	0
2003*	10.000000	10.800946	8.01%	0
70

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	16.274288	18.064969	11.00%	0
2011	18.838653	16.274288	-13.61%	0
2010	15.120491	18.838653	24.59%	0
2009	11.165531	15.120491	35.42%	0
2008	19.080789	11.165531	-41.48%	0
2007	17.075460	19.080789	11.74%	0
2006	15.675931	17.075460	8.93%	0
2005	13.706375	15.675931	14.37%	0
2004	11.346867	13.706375	20.79%	0
2003*	10.000000	11.346867	13.47%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.754627	12.551563	16.71%	0
2011	13.434630	10.754627	-19.95%	0
2010	12.287939	13.434630	9.33%	0
2009	10.048467	12.287939	22.29%	0
2008	18.501163	10.048467	-45.69%	0
2007	16.313182	18.501163	13.41%	0
2006	14.288357	16.313182	14.17%	0
2005	12.416824	14.288357	15.07%	0
2004	11.307956	12.416824	9.81%	0
2003*	10.000000	11.307956	13.08%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	10.742372	13.225720	23.12%	0
2011	12.186952	10.742372	-11.85%	0
2010	9.954562	12.186952	22.43%	0
2009	6.537002	9.954562	52.28%	0
2008	13.849932	6.537002	-52.80%	0
2007	13.557765	13.849932	2.15%	0
2006	12.059702	13.557765	12.42%	0
2005	12.149515	12.059702	-0.74%	0
2004	11.013872	12.149515	10.31%	0
2003*	10.000000	11.013872	10.14%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	10.723789	11.782653	9.87%	0
2011	11.821653	10.723789	-9.29%	0
2010	10.203176	11.821653	15.86%	0
2009	6.356714	10.203176	60.51%	0
2008	12.893083	6.356714	-50.70%	0
2007	11.408901	12.893083	13.01%	0
2006	11.471829	11.408901	-0.55%	0
2005	10.997673	11.471829	4.31%	0
2004	10.629113	10.997673	3.47%	0
2003*	10.000000	10.629113	6.29%	0
71

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2012	10.956983	12.625733	15.23%	0
2011	11.550354	10.956983	-5.14%	0
2010	10.302502	11.550354	12.11%	0
2009	8.279964	10.302502	24.43%	0
2008	13.311047	8.279964	-37.80%	0
2007	14.066810	13.311047	-5.37%	0
2006	12.508529	14.066810	12.46%	0
2005	12.397970	12.508529	0.89%	0
2004	10.895591	12.397970	13.79%	0
2003*	10.000000	10.895591	8.96%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2012	9.551766	10.514905	10.08%	0
2011	9.885736	9.551766	-3.38%	0
2010	9.338132	9.885736	5.86%	0
2009	7.529853	9.338132	24.01%	0
2008	11.152908	7.529853	-32.49%	0
2007	10.670932	11.152908	4.52%	0
2006*	10.000000	10.670932	6.71%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.619647	-3.80%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2012	9.126702	10.295452	12.81%	0
2011	10.036905	9.126702	-9.07%	0
2010	8.016487	10.036905	25.20%	0
2009	5.856922	8.016487	36.87%	0
2008	12.487881	5.856922	-53.10%	0
2007	11.770278	12.487881	6.10%	0
2006	11.873192	11.770278	-0.87%	0
2005	11.911568	11.873192	-0.32%	0
2004	10.747313	11.911568	10.83%	0
2003*	10.000000	10.747313	7.47%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	12.670056	14.841888	17.14%	0
2011	14.607720	12.670056	-13.26%	0
2010	11.089021	14.607720	31.73%	0
2009	7.024059	11.089021	57.87%	0
2008	11.986316	7.024059	-41.40%	0
2007	12.099672	11.986316	-0.94%	0
2006	11.056196	12.099672	9.44%	0
2005	10.862279	11.056196	1.79%	0
2004	10.554457	10.862279	2.92%	0
2003*	10.000000	10.554457	5.54%	0
72

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.444566	13.973027	12.28%	0
2011	12.902062	12.444566	-3.55%	0
2010	11.971726	12.902062	7.77%	0
2009	10.089491	11.971726	18.66%	0
2008	15.482176	10.089491	-34.83%	0
2007	14.852309	15.482176	4.24%	0
2006	12.718044	14.852309	16.78%	0
2005	12.326531	12.718044	3.18%	0
2004	11.078335	12.326531	11.27%	0
2003*	10.000000	11.078335	10.78%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.107907	11.354178	12.33%	0
2011	10.619427	10.107907	-4.82%	0
2010*	10.000000	10.619427	6.19%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.122797	14.551862	10.89%	0
2011	13.476225	13.122797	-2.62%	0
2010	12.290622	13.476225	9.65%	0
2009*	10.000000	12.290622	22.91%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	8.663380	9.359449	8.03%	0
2011	9.233612	8.663380	-6.18%	0
2010	7.710510	9.233612	19.75%	0
2009	6.049522	7.710510	27.46%	0
2008*	10.000000	6.049522	-39.50%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.891994	11.343245	4.14%	0
2011	10.579445	10.891994	2.95%	0
2010	10.224799	10.579445	3.47%	0
2009	9.717023	10.224799	5.23%	0
2008*	10.000000	9.717023	-2.83%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.112616	17.120238	13.28%	0
2011	20.147216	15.112616	-24.99%	0
2010	17.940511	20.147216	12.30%	0
2009	11.352281	17.940511	58.03%	0
2008	27.806635	11.352281	-59.17%	0
2007	19.732101	27.806635	40.92%	0
2006	14.910641	19.732101	32.34%	0
2005	11.613032	14.910641	28.40%	0
2004*	10.000000	11.613032	16.13%	0
73

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2012	11.024994	10.977647	-0.43%	0
2011	10.632101	11.024994	3.70%	0
2010	10.497322	10.632101	1.28%	0
2009	10.576176	10.497322	-0.75%	0
2008	10.154418	10.576176	4.15%	0
2007	9.803364	10.154418	3.58%	0
2006	9.821547	9.803364	-0.19%	0
2005	9.838693	9.821547	-0.17%	0
2004	9.856597	9.838693	-0.18%	0
2003*	10.000000	9.856597	-1.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	10.835380	12.168395	12.30%	0
2011	11.638968	10.835380	-6.90%	0
2010	10.478151	11.638968	11.08%	0
2009	8.500718	10.478151	23.26%	0
2008	13.891276	8.500718	-38.81%	0
2007	13.531881	13.891276	2.66%	0
2006	11.948086	13.531881	13.26%	0
2005	11.423122	11.948086	4.60%	0
2004	10.338360	11.423122	10.49%	0
2003	8.090483	10.338360	27.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.721651	10.926134	1.91%	0
2011	10.748755	10.721651	-0.25%	0
2010	10.475264	10.748755	2.61%	0
2009	9.910068	10.475264	5.70%	0
2008	10.882609	9.910068	-8.94%	0
2007	10.659091	10.882609	2.10%	0
2006	10.360499	10.659091	2.88%	0
2005	10.348796	10.360499	0.11%	0
2004	10.205081	10.348796	1.41%	0
2003	9.759835	10.205081	4.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	11.054604	11.869216	7.37%	0
2011	11.412102	11.054604	-3.13%	0
2010	10.618140	11.412102	7.48%	0
2009	9.197778	10.618140	15.44%	0
2008	12.359156	9.197778	-25.58%	0
2007	12.073416	12.359156	2.37%	0
2006	11.188339	12.073416	7.91%	0
2005	10.959515	11.188339	2.09%	0
2004	10.325427	10.959515	6.14%	0
2003	8.875804	10.325427	16.33%	0
74

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	11.068798	12.200680	10.23%	0
2011	11.670396	11.068798	-5.15%	0
2010	10.673582	11.670396	9.34%	0
2009	8.855068	10.673582	20.54%	0
2008	13.320193	8.855068	-33.52%	0
2007	12.952078	13.320193	2.84%	0
2006	11.668537	12.952078	11.00%	0
2005	11.245414	11.668537	3.76%	0
2004	10.353079	11.245414	8.62%	0
2003	8.436235	10.353079	22.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.109256	11.629487	4.68%	0
2011	11.232153	11.109256	-1.09%	0
2010	10.681626	11.232153	5.15%	0
2009	9.622194	10.681626	11.01%	0
2008	11.688668	9.622194	-17.68%	0
2007	11.396846	11.688668	2.56%	0
2006	10.846801	11.396846	5.07%	0
2005	10.712256	10.846801	1.26%	0
2004	10.316361	10.712256	3.84%	0
2003	9.363565	10.316361	10.18%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.685197	14.555396	14.74%	0
2011	13.425143	12.685197	-5.51%	0
2010	12.767002	13.425143	5.16%	0
2009*	10.000000	12.767002	27.67%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.584899	8.318050	-3.11%	0
2011	8.858774	8.584899	-3.09%	0
2010	9.142166	8.858774	-3.10%	0
2009	9.430681	9.142166	-3.06%	0
2008	9.536536	9.430681	-1.11%	0
2007	9.393136	9.536536	1.53%	0
2006	9.272721	9.393136	1.30%	0
2005	9.319888	9.272721	-0.51%	0
2004	9.540636	9.319888	-2.31%	0
2003	9.784642	9.540636	-2.49%	0
75

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.713857	13.827863	8.76%	0
2011	12.429896	12.713857	2.28%	0
2010	11.599326	12.429896	7.16%	0
2009	9.623905	11.599326	20.53%	0
2008	12.008279	9.623905	-19.86%	0
2007	11.846605	12.008279	1.36%	0
2006	11.660354	11.846605	1.60%	0
2005	11.775628	11.660354	-0.98%	0
2004	11.406987	11.775628	3.23%	0
2003	10.499652	11.406987	8.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.850581	8.895753	13.31%	0
2011	9.690812	7.850581	-18.99%	0
2010	9.447822	9.690812	2.57%	0
2009	7.529576	9.447822	25.48%	0
2008	14.512360	7.529576	-48.12%	0
2007	14.585742	14.512360	-0.50%	0
2006	12.295894	14.585742	18.62%	0
2005	11.348831	12.295894	8.35%	0
2004*	10.000000	11.348831	13.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.253518	9.305023	12.74%	0
2011	8.771935	8.253518	-5.91%	0
2010	7.836806	8.771935	11.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.182993	9.208504	12.53%	0
2011	8.726316	8.182993	-6.23%	0
2010	7.806312	8.726316	11.79%	0
2009	6.227982	7.806312	25.34%	0
2008*	10.000000	6.227982	-37.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.630302	8.693814	13.94%	0
2011	8.384833	7.630302	-9.00%	0
2010	7.674657	8.384833	9.25%	0
2009	6.216221	7.674657	23.46%	0
2008*	10.000000	6.216221	-37.84%	0
76

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	9.557498	10.473022	9.58%	0
2011	9.948351	9.557498	-3.93%	0
2010	8.206162	9.948351	21.23%	0
2009	6.658490	8.206162	23.24%	0
2008	12.853805	6.658490	-48.20%	0
2007	12.116206	12.853805	6.09%	0
2006	12.140470	12.116206	-0.20%	0
2005	11.628089	12.140470	4.41%	0
2004	10.603676	11.628089	9.66%	0
2003*	10.000000	10.603676	6.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	11.883263	13.852050	16.57%	0
2011	12.970055	11.883263	-8.38%	0
2010	10.582828	12.970055	22.56%	0
2009	8.677452	10.582828	21.96%	0
2008	13.228528	8.677452	-34.40%	0
2007	14.718295	13.228528	-10.12%	0
2006	12.970326	14.718295	13.48%	0
2005	13.021818	12.970326	-0.40%	0
2004	11.486057	13.021818	13.37%	0
2003*	10.000000	11.486057	14.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	12.656878	14.131015	11.65%	0
2011	13.865704	12.656878	-8.72%	0
2010	11.448933	13.865704	21.11%	0
2009	8.789153	11.448933	30.26%	0
2008	14.714808	8.789153	-40.27%	0
2007	14.905866	14.714808	-1.28%	0
2006	13.763901	14.905866	8.30%	0
2005	12.680352	13.763901	8.55%	0
2004	11.016506	12.680352	15.10%	0
2003*	10.000000	11.016506	10.17%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	10.018954	11.051920	10.31%	0
2011	10.299877	10.018954	-2.73%	0
2010	9.387753	10.299877	9.72%	0
2009	7.716140	9.387753	21.66%	0
2008	13.638980	7.716140	-43.43%	0
2007	13.047799	13.638980	4.53%	0
2006	11.872920	13.047799	9.90%	0
2005	11.445837	11.872920	3.73%	0
2004	10.783827	11.445837	6.14%	0
2003*	10.000000	10.783827	7.84%	0
77

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.125155	10.237490	12.19%	0
2011	8.841618	9.125155	3.21%	0
2010	7.008676	8.841618	26.15%	0
2009	5.528438	7.008676	26.77%	0
2008*	10.000000	5.528438	-44.72%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	8.889133	9.009510	1.35%	0
2011	9.146323	8.889133	-2.81%	0
2010	8.965097	9.146323	2.02%	0
2009	8.163826	8.965097	9.81%	0
2008	9.731969	8.163826	-16.11%	0
2007	9.587526	9.731969	1.51%	0
2006	9.494437	9.587526	0.98%	0
2005	9.657941	9.494437	-1.69%	0
2004	9.889863	9.657941	-2.35%	0
2003*	10.000000	9.889863	-1.10%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	9.124094	9.620458	5.44%	0
2011	9.516336	9.124094	-4.12%	0
2010	8.210295	9.516336	15.91%	0
2009	6.902429	8.210295	18.95%	0
2008	11.769598	6.902429	-41.35%	0
2007	12.086083	11.769598	-2.62%	0
2006	11.849436	12.086083	2.00%	0
2005	11.883043	11.849436	-0.28%	0
2004	10.961226	11.883043	8.41%	0
2003*	10.000000	10.961226	9.61%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	11.081426	11.915989	7.53%	0
2011	11.798721	11.081426	-6.08%	0
2010	9.910705	11.798721	19.05%	0
2009	7.782150	9.910705	27.35%	0
2008	13.263085	7.782150	-41.32%	0
2007	12.721206	13.263085	4.26%	0
2006	11.545002	12.721206	10.19%	0
2005	11.148722	11.545002	3.55%	0
2004*	10.000000	11.148722	11.49%	0
78

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	16.562272	19.454137	17.46%	0
2011	18.631982	16.562272	-11.11%	0
2010	16.579036	18.631982	12.38%	0
2009	12.247555	16.579036	35.37%	0
2008	21.135486	12.247555	-42.05%	0
2007	20.515225	21.135486	3.02%	0
2006	17.987807	20.515225	14.05%	0
2005	16.233856	17.987807	10.80%	0
2004	14.055012	16.233856	15.50%	0
2003*	10.000000	14.055012	40.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	13.155446	15.417315	17.19%	0
2011	14.841230	13.155446	-11.36%	0
2010	13.236962	14.841230	12.12%	0
2009	9.802683	13.236962	35.03%	0
2008	16.955148	9.802683	-42.18%	0
2007	16.497366	16.955148	2.77%	0
2006	14.504999	16.497366	13.74%	0
2005	13.122521	14.504999	10.54%	0
2004	11.391594	13.122521	15.19%	0
2003*	10.000000	11.391594	13.92%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	12.230442	13.408684	9.63%	0
2011	12.539309	12.230442	-2.46%	0
2010	11.274730	12.539309	11.22%	0
2009	9.826420	11.274730	14.74%	0
2008	11.858631	9.826420	-17.14%	0
2007	11.172786	11.858631	6.14%	0
2006	10.751493	11.172786	3.92%	0
2005	10.826128	10.751493	-0.69%	0
2004	10.303444	10.826128	5.07%	0
2003*	10.000000	10.303444	3.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	10.531998	11.899775	12.99%	0
2011	10.902529	10.531998	-3.40%	0
2010	9.713745	10.902529	12.24%	0
2009	7.832055	9.713745	24.03%	0
2008	13.170326	7.832055	-40.53%	0
2007	13.052133	13.170326	0.91%	0
2006	11.736354	13.052133	11.21%	0
2005	11.453175	11.736354	2.47%	0
2004	10.829125	11.453175	5.76%	0
2003*	10.000000	10.829125	8.29%	0
79

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.142829	14.143697	26.93%	0
2011	10.416671	11.142829	6.97%	0
2010*	10.000000	10.416671	4.17%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.116629	10.703399	5.80%	0
2011	9.904191	10.116629	2.14%	0
2010	9.564967	9.904191	3.55%	0
2009	9.024374	9.564967	5.99%	0
2008	10.400580	9.024374	-13.23%	0
2007	10.202694	10.400580	1.94%	0
2006	10.166164	10.202694	0.36%	0
2005	10.093416	10.166164	0.72%	0
2004	10.008669	10.093416	0.85%	0
2003*	10.000000	10.008669	0.09%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	27.639776	27.687536	0.17%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.522313	-4.78%	0
80

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
81

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
82

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs
Distributions from IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
83

•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
84

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
85

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or
86

•	the distribution satisfies the minimum distribution requirements imposed by the Code.
•	In addition, under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
87

Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
88

(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs and Roth IRAs
Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
89

(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
90

State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
91

The Best of America Choice Venue Annuity®
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2013
Individual Flexible Purchase Payment Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2013. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-9 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $168.3 billion as of December 31, 2012.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
2

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2012. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.071076	12.785087	15.48%	14,804
2011	10.596111	11.071076	4.48%	23,236
2010	9.536779	10.596111	11.11%	31,475
2009	8.044944	9.536779	18.54%	44,984
2008	13.772184	8.044944	-41.59%	51,360
2007	13.334939	13.772184	3.28%	59,835
2006	11.572034	13.334939	15.23%	68,645
2005	11.231549	11.572034	3.03%	80,239
2004	10.252084	11.231549	9.55%	94,372
2003	7.873907	10.252084	30.20%	107,677
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
2012	10.370889	11.861925	14.38%	7,913
2011	10.884728	10.370889	-5.19%	8,755
2010	10.061218	10.884728	8.18%	19,366
2009	7.450031	10.061218	35.05%	26,660
2008	12.568622	7.450031	-40.73%	25,938
2007	11.231930	12.568622	11.90%	34,568
2006	11.476095	11.231930	-2.13%	44,744
2005	10.144570	11.476095	13.13%	75,855
2004	9.505781	10.144570	6.72%	61,371
2003	7.822552	9.505781	21.52%	64,077
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.852762	18.498293	16.69%	16,021
2011	17.612263	15.852762	-9.99%	20,035
2010	14.124597	17.612263	24.69%	28,836
2009	10.051813	14.124597	40.52%	39,378
2008	15.882881	10.051813	-36.71%	46,049
2007	15.883464	15.882881	0.00%	52,978
2006	14.119468	15.883464	12.49%	62,448
2005	13.442445	14.119468	5.04%	69,835
2004	11.460998	13.442445	17.29%	94,052
2003	8.258342	11.460998	38.78%	84,935
4

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.792695	14.588701	5.77%	9,970
2011	12.530438	13.792695	10.07%	23,884
2010	12.101716	12.530438	3.54%	25,407
2009	11.147327	12.101716	8.56%	25,907
2008	11.499777	11.147327	-3.06%	23,350
2007	10.663455	11.499777	7.84%	18,074
2006	10.656245	10.663455	0.07%	10,151
2005	10.651623	10.656245	0.04%	11,468
2004	10.219974	10.651623	4.22%	37,241
2003*	10.000000	10.219974	2.20%	4,292
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.386743	12.837036	12.74%	11,671
2011	11.238714	11.386743	1.32%	17,510
2010	10.020811	11.238714	12.15%	25,912
2009	8.638095	10.020811	16.01%	32,813
2008	13.436040	8.638095	-35.71%	45,326
2007	13.701168	13.436040	-1.94%	56,906
2006	11.907192	13.701168	15.07%	67,810
2005	11.565554	11.907192	2.95%	133,425
2004	10.430131	11.565554	10.89%	148,803
2003	8.196339	10.430131	27.25%	142,728
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ
2012	10.663586	11.731980	10.02%	2,444
2011	10.755566	10.663586	-0.86%	2,516
2010	9.532671	10.755566	12.83%	3,664
2009	7.252553	9.532671	31.44%	4,554
2008	11.255729	7.252553	-35.57%	5,874
2007	10.631287	11.255729	5.87%	6,805
2006	9.905439	10.631287	7.33%	7,310
2005	9.729702	9.905439	1.81%	7,855
2004	9.324080	9.729702	4.35%	7,125
2003	7.527479	9.324080	23.87%	5,501
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	12.838141	13.927052	8.48%	13,314
2011	11.985754	12.838141	7.11%	15,578
2010	10.576901	11.985754	13.32%	19,746
2009	8.785127	10.576901	20.40%	36,134
2008	12.691135	8.785127	-30.78%	39,199
2007	12.059159	12.691135	5.24%	50,705
2006	10.534824	12.059159	14.47%	66,345
2005	10.271827	10.534824	2.56%	64,862
2004	9.950953	10.271827	3.22%	67,200
2003	8.360985	9.950953	19.02%	68,385
5

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2012	17.742854	19.976234	12.59%	20,687
2011	17.167327	17.742854	3.35%	20,208
2010	15.237131	17.167327	12.67%	26,596
2009	10.145179	15.237131	50.19%	67,906
2008	13.936527	10.145179	-27.20%	92,367
2007	13.713098	13.936527	1.63%	65,443
2006	12.590817	13.713098	8.91%	68,897
2005	12.498140	12.590817	0.74%	72,845
2004	11.518160	12.498140	8.51%	95,399
2003	9.601107	11.518160	19.97%	143,924
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.347949	11.214340	8.37%	4,161
2011	11.117667	10.347949	-6.92%	4,222
2010	9.987686	11.117667	11.31%	4,269
2009	8.952206	9.987686	11.57%	3,715
2008	12.922437	8.952206	-30.72%	4,861
2007	11.966540	12.922437	7.99%	7,255
2006	10.492356	11.966540	14.05%	8,974
2005	10.474120	10.492356	0.17%	11,027
2004	9.927767	10.474120	5.50%	13,604
2003	8.136153	9.927767	22.02%	14,776
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	13.608868	14.670458	7.80%	46,271
2011	13.545933	13.608868	0.46%	56,788
2010	12.700328	13.545933	6.66%	80,574
2009	10.730806	12.700328	18.35%	105,532
2008	11.784270	10.730806	-8.94%	148,065
2007	11.379766	11.784270	3.55%	164,864
2006	11.116837	11.379766	2.37%	204,002
2005	11.175360	11.116837	-0.52%	246,172
2004	10.980997	11.175360	1.77%	267,848
2003	10.674330	10.980997	2.87%	295,545
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	11.378008	13.118325	15.30%	92,012
2011	11.475775	11.378008	-0.85%	121,255
2010	10.138083	11.475775	13.19%	148,952
2009	7.924372	10.138083	27.94%	179,263
2008	14.068249	7.924372	-43.67%	225,363
2007	14.104191	14.068249	-0.25%	277,495
2006	11.939023	14.104191	18.14%	318,702
2005	11.480785	11.939023	3.99%	355,862
2004	10.478495	11.480785	9.57%	379,230
2003	8.181219	10.478495	28.08%	378,634
6

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	10.550633	11.888750	12.68%	45,559
2011	10.714446	10.550633	-1.53%	51,554
2010	8.781929	10.714446	22.01%	65,242
2009	6.967261	8.781929	26.05%	73,755
2008	13.424502	6.967261	-48.10%	80,506
2007	10.761115	13.424502	24.75%	89,756
2006	10.250830	10.761115	4.98%	113,788
2005	9.863726	10.250830	3.92%	128,441
2004	9.710724	9.863726	1.58%	156,717
2003	7.438044	9.710724	30.55%	147,848
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	19.078722	21.528485	12.84%	32,584
2011	21.726684	19.078722	-12.19%	44,017
2010	17.155638	21.726684	26.64%	60,218
2009	12.462671	17.155638	37.66%	84,034
2008	20.950635	12.462671	-40.51%	113,183
2007	18.442618	20.950635	13.60%	146,982
2006	16.656755	18.442618	10.72%	167,428
2005	14.328237	16.656755	16.25%	176,684
2004	11.669146	14.328237	22.79%	172,620
2003	8.568929	11.669146	36.18%	141,041
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.787039	13.984066	18.64%	25,112
2011	14.485199	11.787039	-18.63%	32,397
2010	13.033920	14.485199	11.13%	46,599
2009	10.485279	13.033920	24.31%	77,239
2008	18.990937	10.485279	-44.79%	92,375
2007	16.471611	18.990937	15.29%	103,644
2006	14.193450	16.471611	16.05%	122,489
2005	12.134679	14.193450	16.97%	129,891
2004	10.871575	12.134679	11.62%	131,450
2003	7.718273	10.871575	40.86%	125,825
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	12.893522	16.136835	25.15%	9,053
2011	14.390031	12.893522	-10.40%	13,600
2010	11.563427	14.390031	24.44%	21,228
2009	7.470149	11.563427	54.80%	26,666
2008	15.568771	7.470149	-52.02%	35,725
2007	14.991446	15.568771	3.85%	43,551
2006	13.118986	14.991446	14.27%	49,443
2005	13.002652	13.118986	0.89%	51,986
2004	11.595844	13.002652	12.13%	63,975
2003	7.480890	11.595844	55.01%	50,547
7

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	10.454503	11.676881	11.69%	29,594
2011	11.337915	10.454503	-7.79%	19,552
2010	9.626899	11.337915	17.77%	17,839
2009	5.900329	9.626899	63.16%	26,303
2008	11.772279	5.900329	-49.88%	34,184
2007	10.247039	11.772279	14.88%	35,039
2006	10.136607	10.247039	1.09%	37,346
2005	9.560304	10.136607	6.03%	38,633
2004	9.089863	9.560304	5.18%	41,539
2003	7.264250	9.089863	25.13%	41,715
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2012	11.880263	13.916165	17.14%	94,213
2011	12.320542	11.880263	-3.57%	98,804
2010	10.811157	12.320542	13.96%	112,434
2009	8.547631	10.811157	26.48%	149,535
2008	13.517502	8.547631	-36.77%	178,075
2007	14.051649	13.517502	-3.80%	221,601
2006	12.292691	14.051649	14.31%	238,642
2005	11.986734	12.292691	2.55%	249,423
2004	10.363180	11.986734	15.67%	256,478
2003	8.045373	10.363180	28.81%	239,800
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2012	10.482275	11.730221	11.91%	9,064
2011	10.672905	10.482275	-1.79%	9,165
2010	9.918034	10.672905	7.61%	10,307
2009	7.867531	9.918034	26.06%	12,121
2008	11.463355	7.867531	-31.37%	23,136
2007	10.788857	11.463355	6.25%	27,415
2006*	10.000000	10.788857	7.89%	36,624
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.727018	-2.73%	4,817
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2012	9.243509	10.599803	14.67%	18,744
2011	10.000508	9.243509	-7.57%	20,850
2010	7.857835	10.000508	27.27%	25,557
2009	5.647770	7.857835	39.13%	34,718
2008	11.845597	5.647770	-52.32%	45,699
2007	10.982579	11.845597	7.86%	58,208
2006	10.899047	10.982579	0.77%	66,660
2005	10.757186	10.899047	1.32%	66,577
2004	9.548089	10.757186	12.66%	88,415
2003	7.095730	9.548089	34.56%	102,629
8

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	13.431539	15.994317	19.08%	4,773
2011	15.234432	13.431539	-11.83%	5,177
2010	11.377226	15.234432	33.90%	8,676
2009	7.089570	11.377226	60.48%	12,642
2008	11.900970	7.089570	-40.43%	12,565
2007	11.817235	11.900970	0.71%	14,297
2006	10.623119	11.817235	11.24%	21,879
2005	10.267815	10.623119	3.46%	28,916
2004	9.814754	10.267815	4.62%	38,365
2003	7.467590	9.814754	31.43%	39,015
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.082318	14.932191	14.14%	31,017
2011	13.343369	13.082318	-1.96%	43,388
2010	12.180267	13.343369	9.55%	46,002
2009	10.098507	12.180267	20.61%	57,238
2008	15.243699	10.098507	-33.75%	58,561
2007	14.384752	15.243699	5.97%	62,868
2006	12.118222	14.384752	18.70%	60,541
2005	11.554980	12.118222	4.87%	58,289
2004	10.216309	11.554980	13.10%	56,470
2003	8.316953	10.216309	22.84%	55,242
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.386610	11.860324	14.19%	5,400
2011	10.735263	10.386610	-3.25%	5,971
2010*	10.000000	10.735263	7.35%	2,809
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.708059	15.452427	12.73%	43,173
2011	13.849007	13.708059	-1.02%	65,159
2010	12.425615	13.849007	11.46%	80,437
2009*	10.000000	12.425615	24.26%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.199592	10.103238	9.82%	823
2011	9.646129	9.199592	-4.63%	1,480
2010	7.924306	9.646129	21.73%	0
2009	6.116244	7.924306	29.56%	0
2008*	10.000000	6.116244	-38.84%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.565384	12.243899	5.87%	11,437
2011	11.051586	11.565384	4.65%	14,255
2010	10.507651	11.051586	5.18%	10,255
2009	9.823684	10.507651	6.96%	9,582
2008*	10.000000	9.823684	-1.76%	194
9

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.132621	19.729798	15.16%	5,186
2011	22.469397	17.132621	-23.75%	8,580
2010	19.683842	22.469397	14.15%	11,892
2009	12.253178	19.683842	60.64%	16,075
2008	29.523513	12.253178	-58.50%	18,897
2007	20.608665	29.523513	43.26%	22,582
2006	15.320839	20.608665	34.51%	17,428
2005	11.739471	15.320839	30.51%	10,258
2004*	10.000000	11.739471	17.39%	3,700
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2012	13.724361	13.891643	1.22%	87,952
2011	13.020937	13.724361	5.40%	126,520
2010	12.647073	13.020937	2.96%	174,703
2009	12.535147	12.647073	0.89%	223,291
2008	11.839860	12.535147	5.87%	259,260
2007	11.243925	11.839860	5.30%	271,500
2006	11.082319	11.243925	1.46%	284,668
2005	10.921833	11.082319	1.47%	354,997
2004	10.763977	10.921833	1.47%	392,647
2003	10.737803	10.763977	0.24%	502,531
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.748966	14.554321	14.16%	38,513
2011	13.472382	12.748966	-5.37%	50,078
2010	11.931917	13.472382	12.91%	53,858
2009	9.522873	11.931917	25.30%	24,988
2008	15.308184	9.522873	-37.79%	43,748
2007	14.668581	15.308184	4.36%	25,555
2006	12.741978	14.668581	15.12%	42,665
2005	11.984875	12.741978	6.32%	25,424
2004	10.670649	11.984875	12.32%	72,009
2003	8.215054	10.670649	29.89%	68,174
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.614655	13.068055	3.59%	38,281
2011	12.441672	12.614655	1.39%	63,867
2010	11.928224	12.441672	4.30%	86,955
2009	11.101361	11.928224	7.45%	142,148
2008	11.992742	11.101361	-7.43%	152,486
2007	11.554601	11.992742	3.79%	187,776
2006	11.049006	11.554601	4.58%	229,016
2005	10.857746	11.049006	1.76%	239,630
2004	10.533052	10.857746	3.08%	268,515
2003	9.909899	10.533052	6.29%	277,581
10

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.006607	14.196190	9.15%	136,186
2011	13.209596	13.006607	-1.54%	157,758
2010	12.091079	13.209596	9.25%	207,026
2009	10.303566	12.091079	17.35%	307,046
2008	13.619819	10.303566	-24.35%	402,228
2007	13.087664	13.619819	4.07%	593,736
2006	11.931793	13.087664	9.69%	594,974
2005	11.498473	11.931793	3.77%	693,155
2004	10.657265	11.498473	7.89%	778,340
2003	9.012363	10.657265	18.25%	725,544
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.023413	14.592735	12.05%	127,066
2011	13.508611	13.023413	-3.59%	138,024
2010	12.154289	13.508611	11.14%	152,023
2009	9.919721	12.154289	22.53%	259,172
2008	14.678830	9.919721	-32.42%	289,248
2007	14.040065	14.678830	4.55%	374,221
2006	12.443859	14.040065	12.83%	376,790
2005	11.798411	12.443859	5.47%	374,108
2004	10.685816	11.798411	10.41%	458,275
2003	8.566085	10.685816	24.75%	396,256
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.070731	13.909287	6.42%	125,227
2011	13.001188	13.070731	0.53%	143,483
2010	12.163228	13.001188	6.89%	158,140
2009	10.778891	12.163228	12.84%	198,286
2008	12.880912	10.778891	-16.32%	245,197
2007	12.354247	12.880912	4.26%	269,431
2006	11.567555	12.354247	6.80%	297,966
2005	11.239043	11.567555	2.92%	416,400
2004	10.647898	11.239043	5.55%	515,963
2003	9.507569	10.647898	11.99%	516,547
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.250874	15.456042	16.64%	129,490
2011	13.796473	13.250874	-3.95%	162,441
2010	12.907173	13.796473	6.89%	199,826
2009*	10.000000	12.907173	29.07%	0
11

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.251291	11.082065	-1.50%	79,496
2011	11.422145	11.251291	-1.50%	118,338
2010	11.596067	11.422145	-1.50%	168,055
2009	11.767718	11.596067	-1.46%	202,767
2008	11.706507	11.767718	0.52%	214,124
2007	11.342165	11.706507	3.21%	166,696
2006	11.015384	11.342165	2.97%	267,963
2005	10.892063	11.015384	1.13%	234,396
2004	10.968931	10.892063	-0.70%	520,256
2003	11.066732	10.968931	-0.88%	662,052
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	16.202156	17.913443	10.56%	21,645
2011	15.583700	16.202156	3.97%	23,230
2010	14.306279	15.583700	8.93%	23,916
2009	11.677180	14.306279	22.51%	34,401
2008	14.333485	11.677180	-18.53%	45,264
2007	13.909639	14.333485	3.05%	54,832
2006	13.469205	13.909639	3.27%	67,564
2005	13.382009	13.469205	0.65%	51,791
2004	12.752538	13.382009	4.94%	137,242
2003	11.547565	12.752538	10.43%	142,847
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.900341	10.252169	15.19%	10,654
2011	10.808190	8.900341	-17.65%	10,566
2010	10.366189	10.808190	4.26%	14,165
2009	8.127209	10.366189	27.55%	22,254
2008	15.408976	8.127209	-47.26%	23,778
2007	15.233886	15.408976	1.15%	28,401
2006	12.634324	15.233886	20.58%	27,083
2005	11.472337	12.634324	10.13%	15,801
2004*	10.000000	11.472337	14.72%	4,015
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.764236	10.044301	14.61%	12,893
2011	9.163741	8.764236	-4.36%	13,846
2010	8.054001	9.163741	13.78%	19,477
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.689350	9.940116	14.39%	9,069
2011	9.116094	8.689350	-4.68%	10,915
2010	8.022668	9.116094	13.63%	16,111
2009	6.296627	8.022668	27.41%	20,465
2008*	10.000000	6.296627	-37.03%	0
12

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.102602	9.384732	15.82%	35,047
2011	8.759418	8.102602	-7.50%	39,398
2010	7.887411	8.759418	11.06%	50,541
2009	6.284757	7.887411	25.50%	61,601
2008*	10.000000	6.284757	-37.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	9.747412	10.857892	11.39%	4,433
2011	9.981506	9.747412	-2.35%	4,731
2010	8.099943	9.981506	23.23%	8,524
2009	6.465540	8.099943	25.28%	18,423
2008	12.277891	6.465540	-47.34%	19,907
2007	11.384324	12.277891	7.85%	20,259
2006	11.222205	11.384324	1.44%	24,055
2005	10.574593	11.222205	6.12%	64,122
2004	9.486396	10.574593	11.47%	67,331
2003	7.183813	9.486396	32.05%	64,557
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	12.916335	15.305375	18.50%	12,090
2011	13.868958	12.916335	-6.87%	16,671
2010	11.132680	13.868958	24.58%	22,837
2009	8.979980	11.132680	23.97%	33,886
2008	13.466777	8.979980	-33.32%	42,152
2007	14.738477	13.466777	-8.63%	57,154
2006	12.777718	14.738477	15.35%	68,100
2005	12.620719	12.777718	1.24%	79,168
2004	10.951502	12.620719	15.24%	87,597
2003	7.106598	10.951502	54.10%	77,263
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	14.187149	16.101627	13.49%	23,513
2011	15.290077	14.187149	-7.21%	26,449
2010	12.420228	15.290077	23.11%	35,482
2009	9.379899	12.420228	32.41%	47,880
2008	15.448028	9.379899	-39.28%	51,310
2007	15.392955	15.448028	0.36%	62,335
2006	13.983395	15.392955	10.08%	79,170
2005	12.674022	13.983395	10.33%	82,220
2004	10.832244	12.674022	17.00%	91,746
2003	7.820823	10.832244	38.51%	92,366
13

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	10.715631	12.016043	12.14%	4,202
2011	10.837494	10.715631	-1.12%	8,509
2010	9.717453	10.837494	11.53%	12,362
2009	7.857361	9.717453	23.67%	13,706
2008	13.662313	7.857361	-42.49%	16,601
2007	12.856668	13.662313	6.27%	18,469
2006	11.509505	12.856668	11.70%	23,436
2005	10.915815	11.509505	5.44%	32,115
2004	10.117454	10.915815	7.89%	54,679
2003	8.072743	10.117454	25.33%	54,768
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.690417	11.051541	14.05%	31,772
2011	9.237175	9.690417	4.91%	35,507
2010	7.203521	9.237175	28.23%	45,964
2009	5.589702	7.203521	28.87%	70,198
2008*	10.000000	5.589702	-44.10%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.244547	10.555181	3.03%	14,715
2011	10.370178	10.244547	-1.21%	27,808
2010	9.999600	10.370178	3.71%	27,323
2009	8.958025	9.999600	11.63%	26,494
2008	10.505182	8.958025	-14.73%	32,085
2007	10.180267	10.505182	3.19%	41,045
2006	9.918119	10.180267	2.64%	37,367
2005	9.925486	9.918119	-0.07%	33,529
2004	9.998725	9.925486	-0.73%	56,753
2003*	10.000000	9.998725	-0.01%	6,476
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.479389	12.304206	7.19%	5,558
2011	11.778758	11.479389	-2.54%	7,930
2010	9.997385	11.778758	17.82%	8,192
2009	8.268264	9.997385	20.91%	8,570
2008	13.868982	8.268264	-40.38%	21,035
2007	14.009236	13.868982	-1.00%	25,366
2006	13.512331	14.009236	3.68%	29,452
2005	13.331239	13.512331	1.36%	42,177
2004	12.097415	13.331239	10.20%	50,567
2003	9.820202	12.097415	23.19%	46,046
14

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.562667	13.732385	9.31%	469
2011	13.158950	12.562667	-4.53%	484
2010	10.873942	13.158950	21.01%	0
2009	8.399779	10.873942	29.46%	260
2008	14.082459	8.399779	-40.35%	416
2007	13.286513	14.082459	5.99%	1,897
2006	11.862757	13.286513	12.00%	0
2005	11.270076	11.862757	5.26%	0
2004*	10.000000	11.270076	12.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.087785	22.791585	19.40%	22,005
2011	21.124693	19.087785	-9.64%	26,965
2010	18.492103	21.124693	14.24%	35,755
2009	13.438879	18.492103	37.60%	45,395
2008	22.813666	13.438879	-41.09%	57,881
2007	21.782493	22.813666	4.73%	63,883
2006	18.789648	21.782493	15.93%	74,463
2005	16.682960	18.789648	12.63%	90,485
2004	14.209351	16.682960	17.41%	132,405
2003*	10.000000	14.209351	42.09%	105,563
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	14.251919	16.978663	19.13%	14,805
2011	15.817320	14.251919	-9.90%	27,863
2010	13.878631	15.817320	13.97%	33,080
2009	10.110893	13.878631	37.26%	40,951
2008	17.203425	10.110893	-41.23%	51,111
2007	16.465548	17.203425	4.48%	57,999
2006	14.242554	16.465548	15.61%	64,268
2005	12.676481	14.242554	12.35%	86,558
2004	10.825747	12.676481	17.10%	96,835
2003	7.693100	10.825747	40.72%	108,002
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	16.042235	17.878786	11.45%	23,033
2011	16.180873	16.042235	-0.86%	29,132
2010	14.312846	16.180873	13.05%	48,552
2009	12.271770	14.312846	16.63%	62,630
2008	14.569023	12.271770	-15.77%	79,759
2007	13.502304	14.569023	7.90%	94,771
2006	12.782701	13.502304	5.63%	96,380
2005	12.662897	12.782701	0.95%	66,402
2004	11.855797	12.662897	6.81%	68,912
2003	10.273465	11.855797	15.40%	73,457
15

No Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.106780	12.756825	14.86%	40,929
2011	11.311147	11.106780	-1.81%	51,686
2010	9.914278	11.311147	14.09%	63,396
2009	7.863850	9.914278	26.07%	67,328
2008	13.008420	7.863850	-39.55%	82,875
2007	12.681136	13.008420	2.58%	118,510
2006	11.218100	12.681136	13.04%	135,454
2005	10.770154	11.218100	4.16%	146,543
2004	10.017952	10.770154	7.51%	194,183
2003	8.043815	10.017952	24.54%	187,335
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.450026	14.774016	29.03%	1,156
2011	10.530386	11.450026	8.73%	1,447
2010*	10.000000	10.530386	5.30%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.652746	12.532676	7.55%	3,741
2011	11.223266	11.652746	3.83%	3,953
2010	10.662845	11.223266	5.26%	4,063
2009	9.896836	10.662845	7.74%	4,507
2008	11.220751	9.896836	-11.80%	9,490
2007	10.827538	11.220751	3.63%	20,066
2006	10.614013	10.827538	2.01%	14,172
2005	10.367358	10.614013	2.38%	4,579
2004	10.113318	10.367358	2.51%	6,467
2003*	10.000000	10.113318	1.13%	2,279
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	43.201636	43.992884	1.83%	317
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.626904	-3.73%	12,487
16

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.016876	12.716023	15.42%	0
2011	10.549565	11.016876	4.43%	0
2010	9.499700	10.549565	11.05%	0
2009	8.017742	9.499700	18.48%	0
2008	13.732613	8.017742	-41.62%	0
2007	13.303414	13.732613	3.23%	0
2006	11.550521	13.303414	15.18%	0
2005	11.216339	11.550521	2.98%	0
2004	10.243394	11.216339	9.50%	0
2003	7.871229	10.243394	30.14%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
2012	10.320143	11.797863	14.32%	0
2011	10.836956	10.320143	-5.24%	0
2010	10.022139	10.836956	8.13%	0
2009	7.424861	10.022139	34.98%	0
2008	12.532541	7.424861	-40.76%	0
2007	11.205406	12.532541	11.84%	0
2006	11.454788	11.205406	-2.18%	0
2005	10.130851	11.454788	13.07%	0
2004	9.497750	10.130851	6.67%	0
2003	7.819899	9.497750	21.46%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.775111	18.398317	16.63%	0
2011	17.534886	15.775111	-10.04%	0
2010	14.069675	17.534886	24.63%	0
2009	10.017824	14.069675	40.45%	0
2008	15.837244	10.017824	-36.75%	0
2007	15.845911	15.837244	-0.05%	0
2006	14.093219	15.845911	12.44%	0
2005	13.424248	14.093219	4.98%	0
2004	11.451294	13.424248	17.23%	0
2003	8.255533	11.451294	38.71%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.732125	14.517248	5.72%	0
2011	12.481724	13.732125	10.02%	0
2010	12.060795	12.481724	3.49%	0
2009	11.115274	12.060795	8.51%	0
2008	11.472534	11.115274	-3.11%	0
2007	10.643627	11.472534	7.79%	0
2006	10.641817	10.643627	0.02%	0
2005	10.642589	10.641817	-0.01%	0
2004	10.216492	10.642589	4.17%	0
2003*	10.000000	10.216492	2.16%	0
17

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.331036	12.767731	12.68%	0
2011	11.189394	11.331036	1.27%	0
2010	9.981888	11.189394	12.10%	0
2009	8.608915	9.981888	15.95%	0
2008	13.397474	8.608915	-35.74%	0
2007	13.668817	13.397474	-1.99%	0
2006	11.885091	13.668817	15.01%	0
2005	11.549918	11.885091	2.90%	0
2004	10.421311	11.549918	10.83%	0
2003	8.193557	10.421311	27.19%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ
2012	10.611284	11.668500	9.96%	0
2011	10.708255	10.611284	-0.91%	0
2010	9.495565	10.708255	12.77%	0
2009	7.227995	9.495565	31.37%	0
2008	11.223336	7.227995	-35.60%	0
2007	10.606112	11.223336	5.82%	0
2006	9.886993	10.606112	7.27%	0
2005	9.716507	9.886993	1.75%	0
2004	9.316163	9.716507	4.30%	0
2003	7.524913	9.316163	23.80%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	12.775285	13.851809	8.43%	0
2011	11.933112	12.775285	7.06%	0
2010	10.535796	11.933112	13.26%	0
2009	8.755423	10.535796	20.33%	0
2008	12.654653	8.755423	-30.81%	0
2007	12.030640	12.654653	5.19%	0
2006	10.515227	12.030640	14.41%	0
2005	10.257916	10.515227	2.51%	0
2004	9.942517	10.257916	3.17%	0
2003	8.358141	9.942517	18.96%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2012	17.656028	19.868361	12.53%	0
2011	17.091962	17.656028	3.30%	0
2010	15.177934	17.091962	12.61%	0
2009	10.110895	15.177934	50.11%	0
2008	13.896495	10.110895	-27.24%	0
2007	13.680682	13.896495	1.58%	0
2006	12.567410	13.680682	8.86%	0
2005	12.481232	12.567410	0.69%	0
2004	11.508408	12.481232	8.45%	0
2003	9.597853	11.508408	19.91%	0
18

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.297304	11.153772	8.32%	0
2011	11.068865	10.297304	-6.97%	0
2010	9.948889	11.068865	11.26%	0
2009	8.921962	9.948889	11.51%	0
2008	12.885335	8.921962	-30.76%	0
2007	11.938265	12.885335	7.93%	0
2006	10.472857	11.938265	13.99%	0
2005	10.459953	10.472857	0.12%	0
2004	9.919368	10.459953	5.45%	0
2003	8.133388	9.919368	21.96%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	13.542276	14.591238	7.75%	0
2011	13.486470	13.542276	0.41%	0
2010	12.650995	13.486470	6.60%	0
2009	10.694548	12.650995	18.29%	0
2008	11.750426	10.694548	-8.99%	0
2007	11.352877	11.750426	3.50%	0
2006	11.096183	11.352877	2.31%	0
2005	11.160248	11.096183	-0.57%	0
2004	10.971715	11.160248	1.72%	0
2003	10.670712	10.971715	2.82%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	11.322295	13.047447	15.24%	0
2011	11.425362	11.322295	-0.90%	0
2010	10.098672	11.425362	13.14%	0
2009	7.897575	10.098672	27.87%	0
2008	14.027823	7.897575	-43.70%	0
2007	14.070843	14.027823	-0.31%	0
2006	11.916823	14.070843	18.08%	0
2005	11.465236	11.916823	3.94%	0
2004	10.469614	11.465236	9.51%	0
2003	8.178436	10.469614	28.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	10.498947	11.824501	12.63%	0
2011	10.667372	10.498947	-1.58%	0
2010	8.747791	10.667372	21.94%	0
2009	6.943699	8.747791	25.98%	0
2008	13.385926	6.943699	-48.13%	0
2007	10.735668	13.385926	24.69%	0
2006	10.231766	10.735668	4.92%	0
2005	9.850364	10.231766	3.87%	0
2004	9.702496	9.850364	1.52%	0
2003	7.435510	9.702496	30.49%	0
19

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	18.985315	21.412186	12.78%	0
2011	21.631285	18.985315	-12.23%	0
2010	17.088978	21.631285	26.58%	0
2009	12.420553	17.088978	37.59%	0
2008	20.890455	12.420553	-40.54%	0
2007	18.399031	20.890455	13.54%	0
2006	16.625805	18.399031	10.67%	0
2005	14.308843	16.625805	16.19%	0
2004	11.659260	14.308843	22.73%	0
2003	8.566019	11.659260	36.11%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.729308	13.908504	18.58%	0
2011	14.421575	11.729308	-18.67%	0
2010	12.983247	14.421575	11.08%	0
2009	10.449827	12.983247	24.24%	0
2008	18.936364	10.449827	-44.82%	0
2007	16.432655	18.936364	15.24%	0
2006	14.167056	16.432655	15.99%	0
2005	12.118243	14.167056	16.91%	0
2004	10.862364	12.118243	11.56%	0
2003	7.715652	10.862364	40.78%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	12.830347	16.049604	25.09%	0
2011	14.326790	12.830347	-10.45%	0
2010	11.518441	14.326790	24.38%	0
2009	7.444867	11.518441	54.72%	0
2008	15.524014	7.444867	-52.04%	0
2007	14.955971	15.524014	3.80%	0
2006	13.094574	14.955971	14.22%	0
2005	12.985028	13.094574	0.84%	0
2004	11.586011	12.985028	12.08%	0
2003	7.478338	11.586011	54.93%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	10.403343	11.613834	11.64%	0
2011	11.288153	10.403343	-7.84%	0
2010	9.589515	11.288153	17.71%	0
2009	5.880395	9.589515	63.08%	0
2008	11.738501	5.880395	-49.91%	0
2007	10.222847	11.738501	14.83%	0
2006	10.117798	10.222847	1.04%	0
2005	9.547383	10.117798	5.97%	0
2004	9.082173	9.547383	5.12%	0
2003	7.261782	9.082173	25.07%	0
20

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2012	11.822137	13.841037	17.08%	0
2011	12.266478	11.822137	-3.62%	0
2010	10.769170	12.266478	13.90%	0
2009	8.518765	10.769170	26.42%	0
2008	13.478689	8.518765	-36.80%	0
2007	14.018460	13.478689	-3.85%	0
2006	12.269854	14.018460	14.25%	0
2005	11.970512	12.269854	2.50%	0
2004	10.354396	11.970512	15.61%	0
2003	8.042642	10.354396	28.74%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2012	10.452112	11.690520	11.85%	0
2011	10.647585	10.452112	-1.84%	0
2010	9.899524	10.647585	7.56%	0
2009	7.856845	9.899524	26.00%	0
2008	11.453613	7.856845	-31.40%	0
2007	10.785178	11.453613	6.20%	0
2006*	10.000000	10.785178	7.85%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.723675	-2.76%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2012	9.198253	10.542540	14.61%	0
2011	9.956589	9.198253	-7.62%	0
2010	7.827302	9.956589	27.20%	0
2009	5.628685	7.827302	39.06%	0
2008	11.811587	5.628685	-52.35%	0
2007	10.956643	11.811587	7.80%	0
2006	10.878815	10.956643	0.72%	0
2005	10.742648	10.878815	1.27%	0
2004	9.540022	10.742648	12.61%	0
2003	7.093323	9.540022	34.49%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	13.365754	15.907879	19.02%	0
2011	15.167510	13.365754	-11.88%	0
2010	11.332983	15.167510	33.84%	0
2009	7.065595	11.332983	60.40%	0
2008	11.866764	7.065595	-40.46%	0
2007	11.789286	11.866764	0.66%	0
2006	10.603367	11.789286	11.18%	0
2005	10.253913	10.603367	3.41%	0
2004	9.806445	10.253913	4.56%	0
2003	7.465046	9.806445	31.36%	0
21

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.018232	14.851483	14.08%	0
2011	13.284731	13.018232	-2.01%	0
2010	12.132886	13.284731	9.49%	0
2009	10.064340	12.132886	20.55%	0
2008	15.199863	10.064340	-33.79%	0
2007	14.350718	15.199863	5.92%	0
2006	12.095679	14.350718	18.64%	0
2005	11.539319	12.095679	4.82%	0
2004	10.207647	11.539319	13.05%	0
2003	8.314121	10.207647	22.77%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.377863	11.844304	14.13%	0
2011	10.731658	10.377863	-3.30%	0
2010*	10.000000	10.731658	7.32%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.689520	15.423673	12.67%	0
2011	13.837289	13.689520	-1.07%	0
2010	12.421404	13.837289	11.40%	0
2009*	10.000000	12.421404	24.21%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.182447	10.079269	9.77%	0
2011	9.633034	9.182447	-4.68%	0
2010	7.917563	9.633034	21.67%	0
2009	6.114157	7.917563	29.50%	0
2008*	10.000000	6.114157	-38.86%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.543894	12.214926	5.81%	0
2011	11.036643	11.543894	4.60%	0
2010	10.498770	11.036643	5.12%	0
2009	9.820358	10.498770	6.91%	0
2008*	10.000000	9.820358	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.066099	19.643210	15.10%	0
2011	22.393517	17.066099	-23.79%	0
2010	19.627314	22.393517	14.09%	0
2009	12.224203	19.627314	60.56%	0
2008	29.468725	12.224203	-58.52%	0
2007	20.580914	29.468725	43.18%	0
2006	15.307966	20.580914	34.45%	0
2005	11.735542	15.307966	30.44%	0
2004*	10.000000	11.735542	17.36%	0
22

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2012	13.657215	13.816638	1.17%	0
2011	12.963794	13.657215	5.35%	0
2010	12.597964	12.963794	2.90%	0
2009	12.492815	12.597964	0.84%	0
2008	11.805871	12.492815	5.82%	0
2007	11.217363	11.805871	5.25%	0
2006	11.061737	11.217363	1.41%	0
2005	10.907067	11.061737	1.42%	0
2004	10.754884	10.907067	1.42%	0
2003	10.734170	10.754884	0.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.684886	14.473795	14.10%	0
2011	13.411457	12.684886	-5.42%	0
2010	11.883980	13.411457	12.85%	0
2009	9.489423	11.883980	25.23%	0
2008	15.262171	9.489423	-37.82%	0
2007	14.631960	15.262171	4.31%	0
2006	12.716604	14.631960	15.06%	0
2005	11.967058	12.716604	6.26%	0
2004	10.660201	11.967058	12.26%	0
2003	8.211169	10.660201	29.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.551261	12.995762	3.54%	0
2011	12.385415	12.551261	1.34%	0
2010	11.880314	12.385415	4.25%	0
2009	11.062388	11.880314	7.39%	0
2008	11.956703	11.062388	-7.48%	0
2007	11.525753	11.956703	3.74%	0
2006	11.027002	11.525753	4.52%	0
2005	10.841616	11.027002	1.71%	0
2004	10.522733	10.841616	3.03%	0
2003	9.905214	10.522733	6.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.941207	14.117621	9.09%	0
2011	13.149831	12.941207	-1.59%	0
2010	12.042482	13.149831	9.20%	0
2009	10.267363	12.042482	17.29%	0
2008	13.578871	10.267363	-24.39%	0
2007	13.054979	13.578871	4.01%	0
2006	11.908017	13.054979	9.63%	0
2005	11.481376	11.908017	3.72%	0
2004	10.646835	11.481376	7.84%	0
2003	9.008104	10.646835	18.19%	0
23

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.957945	14.511989	11.99%	0
2011	13.447508	12.957945	-3.64%	0
2010	12.105449	13.447508	11.09%	0
2009	9.884870	12.105449	22.46%	0
2008	14.634701	9.884870	-32.46%	0
2007	14.005009	14.634701	4.50%	0
2006	12.419064	14.005009	12.77%	0
2005	11.780866	12.419064	5.42%	0
2004	10.675348	11.780866	10.36%	0
2003	8.562027	10.675348	24.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.005015	13.832309	6.36%	0
2011	12.942376	13.005015	0.48%	0
2010	12.114345	12.942376	6.84%	0
2009	10.741025	12.114345	12.79%	0
2008	12.842197	10.741025	-16.36%	0
2007	12.323405	12.842197	4.21%	0
2006	11.544509	12.323405	6.75%	0
2005	11.222329	11.544509	2.87%	0
2004	10.637462	11.222329	5.50%	0
2003	9.503076	10.637462	11.94%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.232976	15.427304	16.58%	0
2011	13.784817	13.232976	-4.00%	0
2010	12.902816	13.784817	6.84%	0
2009*	10.000000	12.902816	29.03%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.175846	11.002154	-1.55%	0
2011	11.351307	11.175846	-1.55%	0
2010	11.530003	11.351307	-1.55%	0
2009	11.706618	11.530003	-1.51%	0
2008	11.651639	11.706618	0.47%	0
2007	11.294770	11.651639	3.16%	0
2006	10.974911	11.294770	2.91%	0
2005	10.857538	10.974911	1.08%	0
2004	10.939717	10.857538	-0.75%	14,220
2003	11.042864	10.939717	-0.93%	23,118
24

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	16.093510	17.784276	10.51%	0
2011	15.487052	16.093510	3.92%	0
2010	14.224766	15.487052	8.87%	0
2009	11.616550	14.224766	22.45%	0
2008	14.266311	11.616550	-18.57%	0
2007	13.851522	14.266311	2.99%	0
2006	13.419727	13.851522	3.22%	0
2005	13.339610	13.419727	0.60%	0
2004	12.718597	13.339610	4.88%	2,274
2003	11.522667	12.718597	10.38%	3,083
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.865755	10.207140	15.13%	0
2011	10.771659	8.865755	-17.69%	0
2010	10.336403	10.771659	4.21%	0
2009	8.107963	10.336403	27.48%	0
2008	15.380343	8.107963	-47.28%	0
2007	15.213340	15.380343	1.10%	0
2006	12.623671	15.213340	20.51%	0
2005	11.468479	12.623671	10.07%	0
2004*	10.000000	11.468479	14.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.747927	10.020501	14.55%	0
2011	9.151323	8.747927	-4.41%	0
2010	8.047163	9.151323	13.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.673194	9.916584	14.34%	0
2011	9.103739	8.673194	-4.73%	0
2010	8.015864	9.103739	13.57%	0
2009	6.294480	8.015864	27.35%	0
2008*	10.000000	6.294480	-37.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.087528	9.362511	15.76%	0
2011	8.747553	8.087528	-7.55%	0
2010	7.880723	8.747553	11.00%	0
2009	6.282625	7.880723	25.44%	0
2008*	10.000000	6.282625	-37.17%	0
25

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	9.699675	10.799228	11.34%	0
2011	9.937665	9.699675	-2.39%	0
2010	8.068454	9.937665	23.17%	0
2009	6.443677	8.068454	25.22%	0
2008	12.242605	6.443677	-47.37%	0
2007	11.357407	12.242605	7.79%	0
2006	11.201349	11.357407	1.39%	0
2005	10.560288	11.201349	6.07%	0
2004	9.478374	10.560288	11.41%	0
2003	7.181370	9.478374	31.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	12.853123	15.222728	18.44%	0
2011	13.808073	12.853123	-6.92%	0
2010	11.089422	13.808073	24.52%	0
2009	8.949626	11.089422	23.91%	0
2008	13.428075	8.949626	-33.35%	0
2007	14.703631	13.428075	-8.68%	0
2006	12.753964	14.703631	15.29%	0
2005	12.603640	12.753964	1.19%	0
2004	10.942237	12.603640	15.18%	0
2003	7.104185	10.942237	54.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	14.117694	16.014646	13.44%	0
2011	15.222933	14.117694	-7.26%	0
2010	12.371951	15.222933	23.04%	0
2009	9.348190	12.371951	32.35%	0
2008	15.403638	9.348190	-39.31%	0
2007	15.356562	15.403638	0.31%	0
2006	13.957396	15.356562	10.02%	0
2005	12.656864	13.957396	10.28%	0
2004	10.823074	12.656864	16.94%	0
2003	7.818163	10.823074	38.44%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	10.663148	11.951102	12.08%	0
2011	10.789877	10.663148	-1.17%	0
2010	9.679663	10.789877	11.47%	0
2009	7.830785	9.679663	23.61%	0
2008	13.623025	7.830785	-42.52%	0
2007	12.826251	13.623025	6.21%	0
2006	11.488107	12.826251	11.65%	0
2005	10.901041	11.488107	5.39%	0
2004	10.108883	10.901041	7.84%	0
2003	8.069994	10.108883	25.27%	0
26

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.672364	11.025349	13.99%	0
2011	9.224641	9.672364	4.85%	0
2010	7.197397	9.224641	28.17%	0
2009	5.587798	7.197397	28.81%	0
2008*	10.000000	5.587798	-44.12%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.199544	10.503486	2.98%	0
2011	10.329855	10.199544	-1.26%	0
2010	9.965779	10.329855	3.65%	0
2009	8.932255	9.965779	11.57%	0
2008	10.480296	8.932255	-14.77%	0
2007	10.161335	10.480296	3.14%	0
2006	9.904696	10.161335	2.59%	0
2005	9.917071	9.904696	-0.12%	0
2004	9.995324	9.917071	-0.78%	0
2003*	10.000000	9.995324	-0.05%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.423138	12.237680	7.13%	0
2011	11.726980	11.423138	-2.59%	0
2010	9.958495	11.726980	17.76%	0
2009	8.240292	9.958495	20.85%	0
2008	13.829095	8.240292	-40.41%	0
2007	13.976079	13.829095	-1.05%	0
2006	13.487189	13.976079	3.62%	0
2005	13.313175	13.487189	1.31%	0
2004	12.087159	13.313175	10.14%	0
2003	9.816866	12.087159	23.13%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.513892	13.672110	9.26%	0
2011	13.114504	12.513892	-4.58%	0
2010	10.842704	13.114504	20.95%	0
2009	8.379915	10.842704	29.39%	0
2008	14.056308	8.379915	-40.38%	0
2007	13.268612	14.056308	5.94%	0
2006	11.852772	13.268612	11.95%	0
2005	11.266289	11.852772	5.21%	0
2004*	10.000000	11.266289	12.66%	0
27

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.003955	22.679938	19.34%	0
2011	21.042585	19.003955	-9.69%	0
2010	18.429576	21.042585	14.18%	0
2009	13.400233	18.429576	37.53%	0
2008	22.759649	13.400233	-41.12%	0
2007	21.742014	22.759649	4.68%	0
2006	18.764224	21.742014	15.87%	0
2005	16.668829	18.764224	12.57%	0
2004	14.204530	16.668829	17.35%	0
2003*	10.000000	14.204530	42.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	14.182124	16.886919	19.07%	0
2011	15.747837	14.182124	-9.94%	0
2010	13.824678	15.747837	13.91%	0
2009	10.076700	13.824678	37.19%	0
2008	17.153994	10.076700	-41.26%	0
2007	16.426621	17.153994	4.43%	0
2006	14.216075	16.426621	15.55%	0
2005	12.659315	14.216075	12.30%	0
2004	10.816571	12.659315	17.04%	0
2003	7.690485	10.816571	40.65%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	15.963694	17.782195	11.39%	0
2011	16.109816	15.963694	-0.91%	0
2010	14.257220	16.109816	12.99%	0
2009	12.230276	14.257220	16.57%	0
2008	14.527136	12.230276	-15.81%	0
2007	13.470366	14.527136	7.85%	0
2006	12.758932	13.470366	5.58%	0
2005	12.645755	12.758932	0.89%	0
2004	11.845764	12.645755	6.75%	0
2003	10.269985	11.845764	15.34%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.052404	12.687922	14.80%	0
2011	11.261476	11.052404	-1.86%	0
2010	9.875756	11.261476	14.03%	0
2009	7.837275	9.875756	26.01%	0
2008	12.971060	7.837275	-39.58%	0
2007	12.651166	12.971060	2.53%	0
2006	11.197248	12.651166	12.98%	0
2005	10.755578	11.197248	4.11%	0
2004	10.009487	10.755578	7.45%	0
2003	8.041083	10.009487	24.48%	0
28

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.440381	14.754064	28.96%	0
2011	10.526842	11.440381	8.68%	0
2010*	10.000000	10.526842	5.27%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.601585	12.471297	7.50%	0
2011	11.179657	11.601585	3.77%	0
2010	10.626812	11.179657	5.20%	0
2009	9.868405	10.626812	7.69%	0
2008	11.194198	9.868405	-11.84%	0
2007	10.807431	11.194198	3.58%	0
2006	10.599662	10.807431	1.96%	0
2005	10.358581	10.599662	2.33%	0
2004	10.109894	10.358581	2.46%	0
2003*	10.000000	10.109894	1.10%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	42.912002	43.675691	1.78%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.623642	-3.76%	0
29

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	10.962895	12.647274	15.36%	3,165
2011	10.503205	10.962895	4.38%	3,282
2010	9.462759	10.503205	11.00%	6,473
2009	7.990615	9.462759	18.42%	11,304
2008	13.693131	7.990615	-41.65%	14,900
2007	13.271951	13.693131	3.17%	17,913
2006	11.529041	13.271951	15.12%	42,327
2005	11.201154	11.529041	2.93%	49,084
2004	10.234720	11.201154	9.44%	55,832
2003	7.868551	10.234720	30.07%	43,497
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
2012	10.269553	11.734055	14.26%	4,668
2011	10.789305	10.269553	-5.29%	4,856
2010	9.983144	10.789305	8.08%	7,107
2009	7.399737	9.983144	34.91%	7,633
2008	12.496500	7.399737	-40.79%	7,666
2007	11.178886	12.496500	11.79%	11,815
2006	11.433475	11.178886	-2.23%	14,322
2005	10.117119	11.433475	13.01%	15,748
2004	9.489685	10.117119	6.61%	12,970
2003	7.817233	9.489685	21.39%	12,405
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.697872	18.298913	16.57%	2,207
2011	17.457886	15.697872	-10.08%	4,144
2010	14.015000	17.457886	24.57%	6,632
2009	9.983965	14.015000	40.38%	9,704
2008	15.791750	9.983965	-36.78%	8,817
2007	15.808460	15.791750	-0.11%	10,656
2006	14.067026	15.808460	12.38%	9,719
2005	13.406089	14.067026	4.93%	11,355
2004	11.441603	13.406089	17.17%	13,773
2003	8.252730	11.441603	38.64%	12,594
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.671784	14.446093	5.66%	1,460
2011	12.433173	13.671784	9.96%	704
2010	12.019984	12.433173	3.44%	1,252
2009	11.083295	12.019984	8.45%	4,908
2008	11.445340	11.083295	-3.16%	3,110
2007	10.623823	11.445340	7.73%	1,723
2006	10.627401	10.623823	-0.03%	2,391
2005	10.633557	10.627401	-0.06%	6,348
2004	10.213008	10.633557	4.12%	13,758
2003*	10.000000	10.213008	2.13%	0
30

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.275461	12.698646	12.62%	2,239
2011	11.140157	11.275461	1.21%	2,222
2010	9.943010	11.140157	12.04%	2,202
2009	8.579754	9.943010	15.89%	2,967
2008	13.358897	8.579754	-35.77%	4,619
2007	13.636436	13.358897	-2.04%	8,475
2006	11.862952	13.636436	14.95%	8,079
2005	11.534252	11.862952	2.85%	10,506
2004	10.412460	11.534252	10.77%	12,745
2003	8.190764	10.412460	27.12%	10,554
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ
2012	10.559341	11.605469	9.91%	258
2011	10.661231	10.559341	-0.96%	269
2010	9.458660	10.661231	12.71%	417
2009	7.203556	9.458660	31.31%	425
2008	11.191080	7.203556	-35.63%	426
2007	10.581034	11.191080	5.77%	410
2006	9.868612	10.581034	7.22%	411
2005	9.703350	9.868612	1.70%	401
2004	9.308274	9.703350	4.24%	390
2003	7.522347	9.308274	23.74%	393
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	12.712707	13.776950	8.37%	6,815
2011	11.880682	12.712707	7.00%	12,455
2010	10.494823	11.880682	13.21%	21,275
2009	8.725810	10.494823	20.27%	27,464
2008	12.618271	8.725810	-30.85%	27,976
2007	12.002182	12.618271	5.13%	33,433
2006	10.495668	12.002182	14.35%	34,032
2005	10.244021	10.495668	2.46%	41,282
2004	9.934099	10.244021	3.12%	37,006
2003	8.355301	9.934099	18.90%	28,686
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2012	17.569569	19.761012	12.47%	4,263
2011	17.016886	17.569569	3.25%	6,874
2010	15.118936	17.016886	12.55%	8,914
2009	10.076701	15.118936	50.04%	10,041
2008	13.856550	10.076701	-27.28%	10,875
2007	13.648331	13.856550	1.53%	15,695
2006	12.544040	13.648331	8.80%	19,447
2005	12.464328	12.544040	0.64%	22,363
2004	11.498664	12.464328	8.40%	21,438
2003	9.594594	11.498664	19.85%	24,333
31

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.246859	11.093477	8.26%	6,335
2011	11.020213	10.246859	-7.02%	8,235
2010	9.910183	11.020213	11.20%	8,635
2009	8.891775	9.910183	11.45%	15,149
2008	12.848275	8.891775	-30.79%	21,095
2007	11.910009	12.848275	7.88%	22,398
2006	10.453364	11.910009	13.93%	23,577
2005	10.445777	10.453364	0.07%	26,552
2004	9.910964	10.445777	5.40%	28,037
2003	8.130621	9.910964	21.90%	26,703
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	13.475945	14.512384	7.69%	12,098
2011	13.427213	13.475945	0.36%	16,264
2010	12.601811	13.427213	6.55%	26,324
2009	10.658382	12.601811	18.23%	39,021
2008	11.716643	10.658382	-9.03%	40,590
2007	11.326011	11.716643	3.45%	56,886
2006	11.075534	11.326011	2.26%	57,370
2005	11.145122	11.075534	-0.62%	63,635
2004	10.962410	11.145122	1.67%	75,141
2003	10.667089	10.962410	2.77%	82,834
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	11.266825	12.976913	15.18%	14,253
2011	11.375156	11.266825	-0.95%	19,085
2010	10.059398	11.375156	13.08%	30,195
2009	7.870871	10.059398	27.81%	37,695
2008	13.987522	7.870871	-43.73%	57,017
2007	14.037589	13.987522	-0.36%	74,747
2006	11.894677	14.037589	18.02%	101,156
2005	11.449724	11.894677	3.89%	105,686
2004	10.460761	11.449724	9.45%	119,510
2003	8.175659	10.460761	27.95%	117,089
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	10.447533	11.760595	12.57%	9,177
2011	10.620514	10.447533	-1.63%	13,721
2010	8.713776	10.620514	21.88%	14,682
2009	6.920211	8.713776	25.92%	21,822
2008	13.347455	6.920211	-48.15%	28,025
2007	10.710276	13.347455	24.62%	32,520
2006	10.212745	10.710276	4.87%	59,603
2005	9.837025	10.212745	3.82%	64,956
2004	9.694281	9.837025	1.47%	65,401
2003	7.432981	9.694281	30.42%	68,902
32

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	18.892359	21.296502	12.73%	12,693
2011	21.536297	18.892359	-12.28%	13,558
2010	17.022552	21.536297	26.52%	27,805
2009	12.378557	17.022552	37.52%	35,249
2008	20.830428	12.378557	-40.57%	37,093
2007	18.355534	20.830428	13.48%	51,195
2006	16.594901	18.355534	10.61%	57,192
2005	14.289475	16.594901	16.13%	59,467
2004	11.649387	14.289475	22.66%	60,235
2003	8.563111	11.649387	36.04%	53,792
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.671833	13.833307	18.52%	20,229
2011	14.358204	11.671833	-18.71%	26,431
2010	12.932757	14.358204	11.02%	31,884
2009	10.414476	12.932757	24.18%	37,422
2008	18.881927	10.414476	-44.84%	37,596
2007	16.393793	18.881927	15.18%	37,838
2006	14.140716	16.393793	15.93%	40,641
2005	12.101842	14.140716	16.85%	44,425
2004	10.853168	12.101842	11.51%	29,882
2003	7.713021	10.853168	40.71%	27,804
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	12.767504	15.962858	25.03%	1,223
2011	14.263853	12.767504	-10.49%	1,223
2010	11.473660	14.263853	24.32%	1,223
2009	7.419688	11.473660	54.64%	7,178
2008	15.479408	7.419688	-52.07%	9,728
2007	14.920617	15.479408	3.75%	9,180
2006	13.070238	14.920617	14.16%	9,950
2005	12.967456	13.070238	0.79%	11,325
2004	11.576207	12.967456	12.02%	15,647
2003	7.475794	11.576207	54.85%	12,382
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	10.352386	11.551056	11.58%	3,554
2011	11.238566	10.352386	-7.89%	5,675
2010	9.552236	11.238566	17.65%	13,660
2009	5.860507	9.552236	62.99%	16,268
2008	11.704761	5.860507	-49.93%	23,033
2007	10.198669	11.704761	14.77%	23,344
2006	10.098983	10.198669	0.99%	23,529
2005	9.534454	10.098983	5.92%	22,424
2004	9.074483	9.534454	5.07%	23,973
2003	7.259311	9.074483	25.00%	22,625
33

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2012	11.764193	13.766186	17.02%	18,969
2011	12.212543	11.764193	-3.67%	26,340
2010	10.727250	12.212543	13.85%	46,426
2009	8.489912	10.727250	26.35%	70,876
2008	13.439897	8.489912	-36.83%	91,523
2007	13.985266	13.439897	-3.90%	110,308
2006	12.247014	13.985266	14.19%	113,594
2005	11.954278	12.247014	2.45%	122,502
2004	10.345615	11.954278	15.55%	130,451
2003	8.039898	10.345615	28.68%	120,801
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2012	10.422003	11.650909	11.79%	3,236
2011	10.622302	10.422003	-1.89%	4,393
2010	9.881033	10.622302	7.50%	5,899
2009	7.846153	9.881033	25.93%	7,431
2008	11.443855	7.846153	-31.44%	9,428
2007	10.781507	11.443855	6.14%	9,904
2006*	10.000000	10.781507	7.82%	9,906
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.720326	-2.80%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2012	9.153152	10.485500	14.56%	3,019
2011	9.912786	9.153152	-7.66%	5,457
2010	7.796821	9.912786	27.14%	8,162
2009	5.609625	7.796821	38.99%	12,001
2008	11.777582	5.609625	-52.37%	15,836
2007	10.930691	11.777582	7.75%	15,780
2006	10.858547	10.930691	0.66%	17,916
2005	10.728060	10.858547	1.22%	18,823
2004	9.531914	10.728060	12.55%	24,335
2003	7.090900	9.531914	34.42%	21,927
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	13.300254	15.821877	18.96%	4,656
2011	15.100843	13.300254	-11.92%	6,004
2010	11.288904	15.100843	33.77%	6,651
2009	7.041682	11.288904	60.32%	3,910
2008	11.832637	7.041682	-40.49%	3,180
2007	11.761391	11.832637	0.61%	6,093
2006	10.583635	11.761391	11.13%	7,208
2005	10.240021	10.583635	3.36%	7,595
2004	9.798136	10.240021	4.51%	7,820
2003	7.462500	9.798136	31.30%	7,834
34

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.954465	14.771217	14.02%	235
2011	13.226366	12.954465	-2.06%	4,672
2010	12.085718	13.226366	9.44%	11,698
2009	10.030303	12.085718	20.49%	14,048
2008	15.156167	10.030303	-33.82%	15,993
2007	14.316771	15.156167	5.86%	13,207
2006	12.073182	14.316771	18.58%	15,074
2005	11.523692	12.073182	4.77%	13,996
2004	10.198999	11.523692	12.99%	14,935
2003	8.311294	10.198999	22.71%	15,548
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.369104	11.828295	14.07%	2,089
2011	10.728047	10.369104	-3.35%	2,506
2010*	10.000000	10.728047	7.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.671001	15.394976	12.61%	1,702
2011	13.825581	13.671001	-1.12%	3,853
2010	12.417195	13.825581	11.34%	7,877
2009*	10.000000	12.417195	24.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.165383	10.055422	9.71%	0
2011	9.620016	9.165383	-4.73%	0
2010	7.910873	9.620016	21.60%	0
2009	6.112083	7.910873	29.43%	0
2008*	10.000000	6.112083	-38.88%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.522414	12.185985	5.76%	3,232
2011	11.021687	11.522414	4.54%	3,305
2010	10.489872	11.021687	5.07%	4,892
2009	9.817027	10.489872	6.85%	6,040
2008*	10.000000	9.817027	-1.83%	1,496
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.999828	19.556960	15.04%	2,949
2011	22.317889	16.999828	-23.83%	2,554
2010	19.570955	22.317889	14.04%	2,651
2009	12.195283	19.570955	60.48%	3,766
2008	29.414021	12.195283	-58.54%	3,905
2007	20.553200	29.414021	43.11%	6,526
2006	15.295088	20.553200	34.38%	4,181
2005	11.731602	15.295088	30.38%	1,368
2004*	10.000000	11.731602	17.32%	918
35

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2012	13.590292	13.741933	1.12%	14,066
2011	12.906818	13.590292	5.30%	27,947
2010	12.548965	12.906818	2.85%	37,177
2009	12.450557	12.548965	0.79%	54,113
2008	11.771918	12.450557	5.76%	65,470
2007	11.190814	11.771918	5.19%	81,057
2006	11.041144	11.190814	1.36%	73,008
2005	10.892284	11.041144	1.37%	65,990
2004	10.745764	10.892284	1.36%	77,237
2003	10.730525	10.745764	0.14%	93,995
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.621030	14.393605	14.04%	7,869
2011	13.350715	12.621030	-5.47%	10,077
2010	11.836163	13.350715	12.80%	8,651
2009	9.456041	11.836163	25.17%	8,720
2008	15.216240	9.456041	-37.86%	15,252
2007	14.595369	15.216240	4.25%	22,768
2006	12.691229	14.595369	15.00%	16,334
2005	11.949230	12.691229	6.21%	16,987
2004	10.649717	11.949230	12.20%	38,876
2003	8.207270	10.649717	29.76%	22,586
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.488088	12.923764	3.49%	5,451
2011	12.329323	12.488088	1.29%	8,529
2010	11.832509	12.329323	4.20%	23,896
2009	11.023466	11.832509	7.34%	45,128
2008	11.920695	11.023466	-7.53%	79,614
2007	11.496915	11.920695	3.69%	39,690
2006	11.004985	11.496915	4.47%	43,272
2005	10.825457	11.004985	1.66%	47,271
2004	10.512395	10.825457	2.98%	52,308
2003	9.900522	10.512395	6.18%	71,599
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.876064	14.039404	9.03%	61,825
2011	13.090279	12.876064	-1.64%	76,106
2010	11.994031	13.090279	9.14%	100,396
2009	10.231255	11.994031	17.23%	123,426
2008	13.538003	10.231255	-24.43%	138,275
2007	13.022333	13.538003	3.96%	174,130
2006	11.884255	13.022333	9.58%	170,621
2005	11.464275	11.884255	3.66%	169,658
2004	10.636383	11.464275	7.78%	175,503
2003	9.003831	10.636383	18.13%	187,606
36

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.892708	14.431578	11.94%	23,602
2011	13.386601	12.892708	-3.69%	25,219
2010	12.056739	13.386601	11.03%	27,997
2009	9.850101	12.056739	22.40%	42,532
2008	14.590644	9.850101	-32.49%	73,983
2007	13.969982	14.590644	4.44%	88,966
2006	12.394286	13.969982	12.71%	99,933
2005	11.763314	12.394286	5.36%	104,556
2004	10.664866	11.763314	10.30%	127,348
2003	8.557964	10.664866	24.62%	110,693
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.939592	13.755720	6.31%	29,965
2011	12.883786	12.939592	0.43%	32,120
2010	12.065634	12.883786	6.78%	33,576
2009	10.703273	12.065634	12.73%	39,927
2008	12.803569	10.703273	-16.40%	47,185
2007	12.292621	12.803569	4.16%	63,364
2006	11.521507	12.292621	6.69%	92,378
2005	11.205635	11.521507	2.82%	119,332
2004	10.627027	11.205635	5.44%	139,948
2003	9.498578	10.627027	11.88%	166,895
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.215069	15.398590	16.52%	22,099
2011	13.773149	13.215069	-4.05%	36,597
2010	12.898447	13.773149	6.78%	53,119
2009*	10.000000	12.898447	28.98%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.100873	10.922779	-1.60%	9,577
2011	11.280871	11.100873	-1.60%	24,793
2010	11.464287	11.280871	-1.60%	41,814
2009	11.645810	11.464287	-1.56%	40,196
2008	11.597006	11.645810	0.42%	44,979
2007	11.247554	11.597006	3.11%	131,772
2006	10.934570	11.247554	2.86%	54,422
2005	10.823110	10.934570	1.03%	46,569
2004	10.910569	10.823110	-0.80%	63,901
2003	11.019038	10.910569	-0.98%	76,812
37

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	15.985585	17.656018	10.45%	4,812
2011	15.390983	15.985585	3.86%	4,922
2010	14.143714	15.390983	8.82%	11,320
2009	11.556220	14.143714	22.39%	22,416
2008	14.199439	11.556220	-18.61%	22,329
2007	13.793632	14.199439	2.94%	33,515
2006	13.370415	13.793632	3.17%	31,776
2005	13.297326	13.370415	0.55%	21,146
2004	12.684724	13.297326	4.83%	23,746
2003	11.497820	12.684724	10.32%	23,238
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.831320	10.162321	15.07%	684
2011	10.735276	8.831320	-17.74%	836
2010	10.306722	10.735276	4.16%	2,095
2009	8.088797	10.306722	27.42%	8,352
2008	15.351794	8.088797	-47.31%	8,560
2007	15.192857	15.351794	1.05%	14,863
2006	12.613064	15.192857	20.45%	13,886
2005	11.464644	12.613064	10.02%	11,715
2004*	10.000000	11.464644	14.65%	10,631
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.731647	9.996772	14.49%	8,114
2011	9.138925	8.731647	-4.46%	8,446
2010	8.040348	9.138925	13.66%	14,489
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.657050	9.893093	14.28%	1,960
2011	9.091405	8.657050	-4.78%	2,255
2010	8.009068	9.091405	13.51%	7,841
2009	6.292346	8.009068	27.28%	9,096
2008*	10.000000	6.292346	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.072481	9.340331	15.71%	8,047
2011	8.735710	8.072481	-7.59%	9,410
2010	7.874053	8.735710	10.94%	10,904
2009	6.280491	7.874053	25.37%	13,923
2008*	10.000000	6.280491	-37.20%	0
38

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	9.652138	10.740833	11.28%	2,327
2011	9.893971	9.652138	-2.44%	224
2010	8.037057	9.893971	23.10%	1,953
2009	6.421865	8.037057	25.15%	2,519
2008	12.207386	6.421865	-47.39%	3,575
2007	11.330521	12.207386	7.74%	3,475
2006	11.180501	11.330521	1.34%	3,945
2005	10.545963	11.180501	6.02%	3,971
2004	9.470327	10.545963	11.36%	3,986
2003	7.178926	9.470327	31.92%	3,771
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	12.790132	15.140417	18.38%	3,599
2011	13.747380	12.790132	-6.96%	3,585
2010	11.046280	13.747380	24.45%	3,422
2009	8.919344	11.046280	23.85%	6,958
2008	13.389464	8.919344	-33.39%	11,333
2007	14.668850	13.389464	-8.72%	15,622
2006	12.730241	14.668850	15.23%	13,988
2005	12.586559	12.730241	1.14%	13,055
2004	10.932961	12.586559	15.12%	17,476
2003	7.101763	10.932961	53.95%	13,711
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	14.048530	15.928082	13.38%	11,728
2011	15.156044	14.048530	-7.31%	12,715
2010	12.323848	15.156044	22.98%	15,867
2009	9.316578	12.323848	32.28%	29,151
2008	15.359373	9.316578	-39.34%	35,873
2007	15.320254	15.359373	0.26%	43,885
2006	13.931456	15.320254	9.97%	42,878
2005	12.639747	13.931456	10.22%	43,815
2004	10.813918	12.639747	16.88%	44,817
2003	7.815510	10.813918	38.36%	45,927
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	10.610876	11.886464	12.02%	594
2011	10.742427	10.610876	-1.22%	4,207
2010	9.641992	10.742427	11.41%	4,720
2009	7.804277	9.641992	23.55%	10,349
2008	13.583845	7.804277	-42.55%	6,986
2007	12.795904	13.583845	6.16%	11,971
2006	11.466729	12.795904	11.59%	14,373
2005	10.886267	11.466729	5.33%	9,444
2004	10.100315	10.886267	7.78%	10,775
2003	8.067253	10.100315	25.20%	11,936
39

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.654362	10.999223	13.93%	5,198
2011	9.212138	9.654362	4.80%	10,963
2010	7.191287	9.212138	28.10%	28,113
2009	5.585887	7.191287	28.74%	34,749
2008*	10.000000	5.585887	-44.14%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.154782	10.452043	2.93%	4,634
2011	10.289725	10.154782	-1.31%	4,866
2010	9.932110	10.289725	3.60%	3,972
2009	8.906607	9.932110	11.51%	4,017
2008	10.455501	8.906607	-14.81%	4,187
2007	10.142483	10.455501	3.09%	3,973
2006	9.891322	10.142483	2.54%	2,830
2005	9.908686	9.891322	-0.18%	11,781
2004	9.991948	9.908686	-0.83%	7,097
2003*	10.000000	9.991948	-0.08%	70
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.367189	12.171542	7.08%	339
2011	11.675464	11.367189	-2.64%	1,071
2010	9.919776	11.675464	17.70%	2,349
2009	8.212423	9.919776	20.79%	3,377
2008	13.789344	8.212423	-40.44%	3,872
2007	13.943023	13.789344	-1.10%	4,650
2006	13.462114	13.943023	3.57%	4,576
2005	13.295147	13.462114	1.26%	5,242
2004	12.076923	13.295147	10.09%	5,547
2003	9.813529	12.076923	23.06%	5,383
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.465294	13.612073	9.20%	346
2011	13.070198	12.465294	-4.63%	2,207
2010	10.811558	13.070198	20.89%	2,207
2009	8.360084	10.811558	29.32%	3,127
2008	14.030202	8.360084	-40.41%	3,127
2007	13.250742	14.030202	5.88%	5,058
2006	11.842802	13.250742	11.89%	5,832
2005	11.262512	11.842802	5.15%	0
2004*	10.000000	11.262512	12.63%	0
40

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.920488	22.568838	19.28%	4,843
2011	20.960799	18.920488	-9.73%	6,096
2010	18.367259	20.960799	14.12%	7,894
2009	13.361713	18.367259	37.46%	16,207
2008	22.705776	13.361713	-41.15%	22,511
2007	21.701631	22.705776	4.63%	29,241
2006	18.738865	21.701631	15.81%	31,013
2005	16.654730	18.738865	12.51%	30,917
2004	14.199720	16.654730	17.29%	37,334
2003*	10.000000	14.199720	42.00%	30,849
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	14.112670	16.795668	19.01%	2,460
2011	15.678671	14.112670	-9.99%	7,594
2010	13.770951	15.678671	13.85%	10,587
2009	10.042641	13.770951	37.12%	22,674
2008	17.104717	10.042641	-41.29%	36,145
2007	16.387799	17.104717	4.37%	42,937
2006	14.189657	16.387799	15.49%	44,655
2005	12.642183	14.189657	12.24%	48,044
2004	10.807412	12.642183	16.98%	62,281
2003	7.687867	10.807412	40.58%	78,672
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	15.885525	17.686119	11.33%	11,138
2011	16.039048	15.885525	-0.96%	17,027
2010	14.201804	16.039048	12.94%	24,128
2009	12.188927	14.201804	16.51%	38,932
2008	14.485394	12.188927	-15.85%	43,938
2007	13.438522	14.485394	7.79%	58,209
2006	12.735209	13.438522	5.52%	48,532
2005	12.628641	12.735209	0.84%	38,928
2004	11.835746	12.628641	6.70%	54,005
2003	10.266502	11.835746	15.29%	65,904
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	10.998272	12.619349	14.74%	9,235
2011	11.211994	10.998272	-1.91%	14,717
2010	9.837349	11.211994	13.97%	21,967
2009	7.810757	9.837349	25.95%	32,494
2008	12.933758	7.810757	-39.61%	34,866
2007	12.621242	12.933758	2.48%	39,111
2006	11.176425	12.621242	12.93%	41,382
2005	10.741008	11.176425	4.05%	38,166
2004	10.000996	10.741008	7.40%	37,499
2003	8.038347	10.000996	24.42%	39,235
41

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.430744	14.734130	28.90%	0
2011	10.523301	11.430744	8.62%	0
2010*	10.000000	10.523301	5.23%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.550641	12.410211	7.44%	0
2011	11.136196	11.550641	3.72%	0
2010	10.590879	11.136196	5.15%	1,956
2009	9.840028	10.590879	7.63%	4,223
2008	11.167683	9.840028	-11.89%	2,677
2007	10.787340	11.167683	3.53%	4,142
2006	10.585324	10.787340	1.91%	4,730
2005	10.349803	10.585324	2.28%	3,233
2004	10.106459	10.349803	2.41%	4,816
2003*	10.000000	10.106459	1.06%	304
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	42.624120	43.360592	1.73%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.620384	-3.80%	0
42

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	10.909156	12.578875	15.31%	23,672
2011	10.457016	10.909156	4.32%	25,272
2010	9.425929	10.457016	10.94%	30,666
2009	7.963573	9.425929	18.36%	36,020
2008	13.653741	7.963573	-41.67%	36,154
2007	13.240528	13.653741	3.12%	39,313
2006	11.507574	13.240528	15.06%	46,952
2005	11.185969	11.507574	2.88%	64,664
2004	10.226046	11.185969	9.39%	76,081
2003	7.865875	10.226046	30.01%	56,557
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
2012	10.219213	11.670600	14.20%	37,858
2011	10.741870	10.219213	-5.34%	42,051
2010	9.944303	10.741870	8.02%	62,879
2009	7.374690	9.944303	34.84%	78,454
2008	12.460555	7.374690	-40.82%	91,152
2007	11.152425	12.460555	11.73%	96,945
2006	11.412206	11.152425	-2.28%	105,753
2005	10.103416	11.412206	12.95%	113,038
2004	9.481651	10.103416	6.56%	137,931
2003	7.814576	9.481651	21.33%	143,570
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.620945	18.199975	16.51%	16,508
2011	17.381158	15.620945	-10.13%	18,811
2010	13.960490	17.381158	24.50%	32,842
2009	9.950179	13.960490	40.30%	34,539
2008	15.746345	9.950179	-36.81%	42,149
2007	15.771065	15.746345	-0.16%	48,190
2006	14.040862	15.771065	12.32%	91,847
2005	13.387932	14.040862	4.88%	97,837
2004	11.431916	13.387932	17.11%	95,551
2003	8.249926	11.431916	38.57%	109,082
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.611707	14.375290	5.61%	7,423
2011	12.384804	13.611707	9.91%	8,913
2010	11.979304	12.384804	3.39%	8,027
2009	11.051399	11.979304	8.40%	7,884
2008	11.418201	11.051399	-3.21%	5,677
2007	10.604050	11.418201	7.68%	2,911
2006	10.612998	10.604050	-0.08%	3,351
2005	10.624530	10.612998	-0.11%	4,934
2004	10.209525	10.624530	4.06%	61,587
2003*	10.000000	10.209525	2.10%	41,832
43

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.220243	12.630027	12.56%	12,509
2011	11.091233	11.220243	1.16%	14,872
2010	9.904366	11.091233	11.98%	16,591
2009	8.550752	9.904366	15.83%	20,200
2008	13.320515	8.550752	-35.81%	23,739
2007	13.604193	13.320515	-2.09%	36,977
2006	11.840884	13.604193	14.89%	45,517
2005	11.518631	11.840884	2.80%	51,375
2004	10.403643	11.518631	10.72%	59,867
2003	8.187977	10.403643	27.06%	57,111
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ
2012	10.507554	11.542667	9.85%	1,366
2011	10.614330	10.507554	-1.01%	1,366
2010	9.421840	10.614330	12.66%	1,366
2009	7.179172	9.421840	31.24%	2,188
2008	11.158881	7.179172	-35.66%	2,188
2007	10.555980	11.158881	5.71%	2,729
2006	9.850240	10.555980	7.16%	4,160
2005	9.690192	9.850240	1.65%	8,535
2004	9.300371	9.690192	4.19%	8,981
2003	7.519787	9.300371	23.68%	5,012
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	12.650397	13.702435	8.32%	17,980
2011	11.828443	12.650397	6.95%	17,074
2010	10.453984	11.828443	13.15%	25,518
2009	8.696266	10.453984	20.21%	26,665
2008	12.581969	8.696266	-30.88%	28,446
2007	11.973760	12.581969	5.08%	31,277
2006	10.476127	11.973760	14.30%	38,372
2005	10.230139	10.476127	2.40%	43,872
2004	9.925679	10.230139	3.07%	46,673
2003	8.352453	9.925679	18.84%	48,865
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2012	17.483471	19.654144	12.42%	14,615
2011	16.942087	17.483471	3.20%	14,738
2010	15.060120	16.942087	12.50%	24,943
2009	10.042597	15.060120	49.96%	30,987
2008	13.816672	10.042597	-27.32%	39,839
2007	13.616011	13.816672	1.47%	58,668
2006	12.520682	13.616011	8.75%	62,466
2005	12.447427	12.520682	0.59%	62,652
2004	11.488917	12.447427	8.34%	81,812
2003	9.591337	11.488917	19.78%	101,204
44

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.196634	11.033489	8.21%	1,737
2011	10.971775	10.196634	-7.06%	1,737
2010	9.871638	10.971775	11.14%	1,737
2009	8.861682	9.871638	11.40%	1,841
2008	12.811325	8.861682	-30.83%	3,106
2007	11.881837	12.811325	7.82%	3,673
2006	10.433920	11.881837	13.88%	3,403
2005	10.431623	10.433920	0.02%	3,387
2004	9.902567	10.431623	5.34%	4,057
2003	8.127854	9.902567	21.83%	4,308
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	13.409932	14.433933	7.64%	51,474
2011	13.368212	13.409932	0.31%	54,634
2010	12.552816	13.368212	6.50%	83,411
2009	10.622331	12.552816	18.17%	88,719
2008	11.682938	10.622331	-9.08%	110,059
2007	11.299204	11.682938	3.40%	129,519
2006	11.054918	11.299204	2.21%	137,740
2005	11.130022	11.054918	-0.67%	144,714
2004	10.953127	11.130022	1.62%	170,458
2003	10.663471	10.953127	2.72%	197,933
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	11.211598	12.906725	15.12%	63,720
2011	11.325148	11.211598	-1.00%	66,713
2010	10.020265	11.325148	13.02%	97,212
2009	7.844227	10.020265	27.74%	108,684
2008	13.947281	7.844227	-43.76%	121,343
2007	14.004360	13.947281	-0.41%	155,015
2006	11.872536	14.004360	17.96%	170,458
2005	11.434198	11.872536	3.83%	172,785
2004	10.451884	11.434198	9.40%	208,334
2003	8.172872	10.451884	27.89%	205,057
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	10.396267	11.696931	12.51%	32,387
2011	10.573759	10.396267	-1.68%	39,764
2010	8.679833	10.573759	21.82%	46,450
2009	6.896759	8.679833	25.85%	60,633
2008	13.309020	6.896759	-48.18%	66,659
2007	10.684904	13.309020	24.56%	69,491
2006	10.193717	10.684904	4.82%	72,440
2005	9.823689	10.193717	3.77%	77,118
2004	9.686062	9.823689	1.42%	87,315
2003	7.430451	9.686062	30.36%	82,137
45

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	18.799754	21.181302	12.67%	57,510
2011	21.441605	18.799754	-12.32%	58,350
2010	16.956320	21.441605	26.45%	69,083
2009	12.336663	16.956320	37.45%	76,594
2008	20.770520	12.336663	-40.60%	84,145
2007	18.312096	20.770520	13.43%	93,538
2006	16.564027	18.312096	10.55%	100,019
2005	14.270112	16.564027	16.07%	95,600
2004	11.639512	14.270112	22.60%	85,722
2003	8.560195	11.639512	35.97%	74,566
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.614624	13.758496	18.46%	53,703
2011	14.295090	11.614624	-18.75%	58,267
2010	12.882452	14.295090	10.97%	71,671
2009	10.379238	12.882452	24.12%	76,229
2008	18.827629	10.379238	-44.87%	89,633
2007	16.354999	18.827629	15.12%	95,651
2006	14.114399	16.354999	15.87%	100,209
2005	12.085430	14.114399	16.79%	102,815
2004	10.843960	12.085430	11.45%	106,437
2003	7.710394	10.843960	40.64%	112,956
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	12.704897	15.876504	24.96%	3,944
2011	14.201111	12.704897	-10.54%	9,347
2010	11.428996	14.201111	24.26%	9,758
2009	7.394566	11.428996	54.56%	6,623
2008	15.434869	7.394566	-52.09%	7,493
2007	14.885301	15.434869	3.69%	9,403
2006	13.045908	14.885301	14.10%	10,177
2005	12.949881	13.045908	0.74%	12,963
2004	11.566397	12.949881	11.96%	11,672
2003	7.473249	11.566397	54.77%	10,407
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	10.301623	11.488561	11.52%	14,959
2011	11.189122	10.301623	-7.93%	7,754
2010	9.515021	11.189122	17.59%	8,643
2009	5.840648	9.515021	62.91%	10,456
2008	11.671067	5.840648	-49.96%	11,184
2007	10.174514	11.671067	14.71%	11,601
2006	10.080181	10.174514	0.94%	14,251
2005	9.521526	10.080181	5.87%	17,004
2004	9.066790	9.521526	5.02%	22,655
2003	7.256843	9.066790	24.94%	28,114
46

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2012	11.706520	13.691727	16.96%	81,012
2011	12.158837	11.706520	-3.72%	97,898
2010	10.685508	12.158837	13.79%	118,316
2009	8.461179	10.685508	26.29%	143,110
2008	13.401240	8.461179	-36.86%	156,066
2007	13.952159	13.401240	-3.95%	191,828
2006	12.224221	13.952159	14.14%	222,810
2005	11.938074	12.224221	2.40%	230,681
2004	10.336837	11.938074	15.49%	231,865
2003	8.037160	10.336837	28.61%	215,783
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2012	10.391980	11.611428	11.73%	3,757
2011	10.597071	10.391980	-1.94%	4,018
2010	9.862573	10.597071	7.45%	4,551
2009	7.835469	9.862573	25.87%	23,901
2008	11.434100	7.835469	-31.47%	22,396
2007	10.777823	11.434100	6.09%	26,773
2006*	10.000000	10.777823	7.78%	34,778
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.716985	-2.83%	7,366
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2012	9.108310	10.428823	14.50%	17,650
2011	9.869233	9.108310	-7.71%	22,644
2010	7.766497	9.869233	27.07%	42,346
2009	5.590638	7.766497	38.92%	45,744
2008	11.743722	5.590638	-52.39%	50,815
2007	10.904834	11.743722	7.69%	50,952
2006	10.838360	10.904834	0.61%	52,565
2005	10.713548	10.838360	1.16%	57,699
2004	9.523855	10.713548	12.49%	70,459
2003	7.088490	9.523855	34.36%	70,063
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	13.235050	15.736283	18.90%	5,123
2011	15.034433	13.235050	-11.97%	6,155
2010	11.244952	15.034433	33.70%	14,189
2009	7.017840	11.244952	60.23%	15,660
2008	11.798581	7.017840	-40.52%	16,450
2007	11.733538	11.798581	0.55%	20,549
2006	10.563930	11.733538	11.07%	31,479
2005	10.226135	10.563930	3.30%	35,394
2004	9.789829	10.226135	4.46%	38,403
2003	7.459964	9.789829	31.23%	39,144
47

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.890980	14.691344	13.97%	35,644
2011	13.168233	12.890980	-2.11%	33,878
2010	12.038713	13.168233	9.38%	50,066
2009	9.996365	12.038713	20.43%	56,773
2008	15.112583	9.996365	-33.85%	59,736
2007	14.282895	15.112583	5.81%	70,689
2006	12.050714	14.282895	18.52%	65,279
2005	11.508084	12.050714	4.72%	66,634
2004	10.190358	11.508084	12.93%	64,580
2003	8.308471	10.190358	22.65%	73,618
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.360352	11.812291	14.01%	1,077
2011	10.724430	10.360352	-3.39%	0
2010*	10.000000	10.724430	7.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.652497	15.366307	12.55%	15,271
2011	13.813869	13.652497	-1.17%	21,062
2010	12.412989	13.813869	11.29%	23,124
2009*	10.000000	12.412989	24.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.148330	10.031599	9.65%	0
2011	9.606980	9.148330	-4.77%	0
2010	7.904167	9.606980	21.54%	0
2009	6.110003	7.904167	29.36%	0
2008*	10.000000	6.110003	-38.90%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.500995	12.157146	5.71%	8,442
2011	11.006772	11.500995	4.49%	8,257
2010	10.481000	11.006772	5.02%	8,257
2009	9.813706	10.481000	6.80%	8,257
2008*	10.000000	9.813706	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.933751	19.471025	14.98%	3,484
2011	22.242435	16.933751	-23.87%	3,211
2010	19.514681	22.242435	13.98%	3,540
2009	12.166402	19.514681	60.40%	3,551
2008	29.359343	12.166402	-58.56%	3,632
2007	20.525465	29.359343	43.04%	4,460
2006	15.282194	20.525465	34.31%	8,081
2005	11.727649	15.282194	30.31%	5,947
2004*	10.000000	11.727649	17.28%	1,869
48

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2012	13.523731	13.667663	1.06%	63,550
2011	12.850105	13.523731	5.24%	69,717
2010	12.500180	12.850105	2.80%	91,703
2009	12.408448	12.500180	0.74%	101,284
2008	11.738064	12.408448	5.71%	125,022
2007	11.164337	11.738064	5.14%	144,230
2006	11.020604	11.164337	1.30%	211,618
2005	10.877534	11.020604	1.32%	233,184
2004	10.736668	10.877534	1.31%	299,112
2003	10.726883	10.736668	0.09%	347,006
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.557531	14.313888	13.99%	42,818
2011	13.290291	12.557531	-5.51%	44,016
2010	11.788571	13.290291	12.74%	54,052
2009	9.422814	11.788571	25.11%	54,088
2008	15.170486	9.422814	-37.89%	54,932
2007	14.558931	15.170486	4.20%	54,968
2006	12.665956	14.558931	14.95%	72,449
2005	11.931477	12.665956	6.16%	73,866
2004	10.639301	11.931477	12.15%	108,843
2003	8.203385	10.639301	29.69%	83,391
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.425243	12.852190	3.44%	46,876
2011	12.273494	12.425243	1.24%	65,990
2010	11.784925	12.273494	4.15%	67,298
2009	10.984715	11.784925	7.28%	72,165
2008	11.884834	10.984715	-7.57%	77,842
2007	11.468184	11.884834	3.63%	83,837
2006	10.983058	11.468184	4.42%	91,488
2005	10.809357	10.983058	1.61%	95,319
2004	10.502098	10.809357	2.93%	143,775
2003	9.895838	10.502098	6.13%	162,571
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.811240	13.961615	8.98%	91,847
2011	13.030994	12.811240	-1.69%	143,709
2010	11.945785	13.030994	9.08%	163,592
2009	10.195277	11.945785	17.17%	197,666
2008	13.497257	10.195277	-24.46%	210,228
2007	12.989787	13.497257	3.91%	213,961
2006	11.860570	12.989787	9.52%	231,534
2005	11.447227	11.860570	3.61%	249,736
2004	10.625957	11.447227	7.73%	362,284
2003	8.999570	10.625957	18.07%	300,999
49

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.827832	14.351642	11.88%	100,304
2011	13.325997	12.827832	-3.74%	105,530
2010	12.008250	13.325997	10.97%	179,123
2009	9.815472	12.008250	22.34%	203,738
2008	14.546762	9.815472	-32.52%	206,836
2007	13.935085	14.546762	4.39%	221,690
2006	12.369589	13.935085	12.66%	245,026
2005	11.745826	12.369589	5.31%	305,801
2004	10.654414	11.745826	10.24%	281,769
2003	8.553922	10.654414	24.56%	247,166
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.874464	13.679526	6.25%	105,658
2011	12.825438	12.874464	0.38%	98,179
2010	12.017093	12.825438	6.73%	112,727
2009	10.665626	12.017093	12.67%	149,769
2008	12.765018	10.665626	-16.45%	150,100
2007	12.261864	12.765018	4.10%	187,248
2006	11.498511	12.261864	6.64%	220,534
2005	11.188941	11.498511	2.77%	208,312
2004	10.616601	11.188941	5.39%	240,796
2003	9.494075	10.616601	11.82%	242,387
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.197181	15.369911	16.46%	107,322
2011	13.761488	13.197181	-4.10%	114,814
2010	12.894070	13.761488	6.73%	148,779
2009*	10.000000	12.894070	28.94%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.026379	10.843956	-1.65%	83,722
2011	11.210847	11.026379	-1.65%	94,832
2010	11.398912	11.210847	-1.65%	95,150
2009	11.585286	11.398912	-1.61%	156,284
2008	11.542601	11.585286	0.37%	345,698
2007	11.200509	11.542601	3.05%	227,741
2006	10.894355	11.200509	2.81%	117,777
2005	10.788773	10.894355	0.98%	66,019
2004	10.881482	10.788773	-0.85%	335,579
2003	10.995248	10.881482	-1.03%	364,287
50

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	15.878371	17.528677	10.39%	54,655
2011	15.295503	15.878371	3.81%	54,503
2010	14.063112	15.295503	8.76%	70,642
2009	11.496194	14.063112	22.33%	76,876
2008	14.132859	11.496194	-18.66%	38,883
2007	13.735964	14.132859	2.89%	40,826
2006	13.321271	13.735964	3.11%	40,505
2005	13.255163	13.321271	0.50%	49,028
2004	12.650922	13.255163	4.78%	137,603
2003	11.473014	12.650922	10.27%	119,665
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.796978	10.117643	15.01%	10,670
2011	10.698968	8.796978	-17.78%	9,142
2010	10.277073	10.698968	4.11%	8,963
2009	8.069635	10.277073	27.35%	8,894
2008	15.323233	8.069635	-47.34%	9,500
2007	15.172347	15.323233	0.99%	11,227
2006	12.602422	15.172347	20.39%	10,187
2005	11.460775	12.602422	9.96%	7,947
2004*	10.000000	11.460775	14.61%	4,410
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.715404	9.973093	14.43%	27,495
2011	9.126546	8.715404	-4.50%	29,103
2010	8.033533	9.126546	13.61%	32,734
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.640935	9.869637	14.22%	8,750
2011	9.079086	8.640935	-4.83%	13,010
2010	8.002281	9.079086	13.46%	25,223
2009	6.290201	8.002281	27.22%	29,270
2008*	10.000000	6.290201	-37.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.057449	9.318191	15.65%	29,058
2011	8.723860	8.057449	-7.64%	30,848
2010	7.867363	8.723860	10.89%	39,323
2009	6.278351	7.867363	25.31%	45,928
2008*	10.000000	6.278351	-37.22%	0
51

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	9.604841	10.682748	11.22%	2,671
2011	9.850491	9.604841	-2.49%	4,349
2010	8.005794	9.850491	23.04%	5,719
2009	6.400139	8.005794	25.09%	9,333
2008	12.172276	6.400139	-47.42%	16,057
2007	11.303704	12.172276	7.68%	17,138
2006	11.159692	11.303704	1.29%	20,600
2005	10.531670	11.159692	5.96%	24,320
2004	9.462300	10.531670	11.30%	25,807
2003	7.176486	9.462300	31.85%	24,412
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	12.727465	15.058563	18.32%	10,223
2011	13.686966	12.727465	-7.01%	11,900
2010	11.003320	13.686966	24.39%	15,082
2009	8.889163	11.003320	23.78%	19,872
2008	13.350955	8.889163	-33.42%	20,774
2007	14.634144	13.350955	-8.77%	26,618
2006	12.706555	14.634144	15.17%	45,721
2005	12.569516	12.706555	1.09%	56,378
2004	10.923700	12.569516	15.07%	52,235
2003	7.099346	10.923700	53.87%	51,962
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	13.979663	15.841934	13.32%	14,287
2011	15.089391	13.979663	-7.35%	17,320
2010	12.275883	15.089391	22.92%	17,208
2009	9.285022	12.275883	32.21%	18,532
2008	15.315167	9.285022	-39.37%	23,749
2007	15.283977	15.315167	0.20%	22,439
2006	13.905516	15.283977	9.91%	24,224
2005	12.622595	13.905516	10.16%	31,024
2004	10.804741	12.622595	16.82%	23,622
2003	7.812843	10.804741	38.29%	18,806
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	10.558896	11.822229	11.96%	11,014
2011	10.695235	10.558896	-1.27%	13,344
2010	9.604512	10.695235	11.36%	15,107
2009	7.777888	9.604512	23.48%	15,231
2008	13.544803	7.777888	-42.58%	14,401
2007	12.765638	13.544803	6.10%	14,438
2006	11.445402	12.765638	11.54%	18,453
2005	10.871522	11.445402	5.28%	26,415
2004	10.091753	10.871522	7.73%	27,486
2003	8.064506	10.091753	25.14%	27,215
52

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.636371	10.973139	13.87%	34,922
2011	9.199628	9.636371	4.75%	38,557
2010	7.185158	9.199628	28.04%	42,564
2009	5.583979	7.185158	28.67%	45,134
2008*	10.000000	5.583979	-44.16%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.110137	10.400788	2.87%	11,131
2011	10.249691	10.110137	-1.36%	39,223
2010	9.898494	10.249691	3.55%	22,853
2009	8.880976	9.898494	11.46%	13,398
2008	10.430732	8.880976	-14.86%	7,006
2007	10.123616	10.430732	3.03%	7,006
2006	9.877916	10.123616	2.49%	8,787
2005	9.900293	9.877916	-0.23%	8,723
2004	9.988556	9.900293	-0.88%	48,277
2003*	10.000000	9.988556	-0.11%	22,237
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.311461	12.105706	7.02%	4,866
2011	11.624127	11.311461	-2.69%	4,250
2010	9.881167	11.624127	17.64%	9,270
2009	8.184625	9.881167	20.73%	10,275
2008	13.749672	8.184625	-40.47%	9,219
2007	13.910027	13.749672	-1.15%	9,628
2006	13.437060	13.910027	3.52%	10,602
2005	13.277135	13.437060	1.20%	9,561
2004	12.066688	13.277135	10.03%	8,889
2003	9.810192	12.066688	23.00%	8,904
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.416826	13.552243	9.14%	1,352
2011	13.025977	12.416826	-4.68%	1,352
2010	10.780466	13.025977	20.83%	1,352
2009	8.340289	10.780466	29.26%	3,476
2008	14.004101	8.340289	-40.44%	7,486
2007	13.232854	14.004101	5.83%	7,988
2006	11.832816	13.232854	11.83%	2,841
2005	11.258724	11.832816	5.10%	0
2004*	10.000000	11.258724	12.59%	0
53

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.837322	22.458207	19.22%	19,488
2011	20.879264	18.837322	-9.78%	25,035
2010	18.305112	20.879264	14.06%	31,241
2009	13.323276	18.305112	37.39%	33,895
2008	22.652004	13.323276	-41.18%	37,331
2007	21.661296	22.652004	4.57%	42,640
2006	18.713519	21.661296	15.75%	42,583
2005	16.640631	18.713519	12.46%	42,688
2004	14.194919	16.640631	17.23%	96,473
2003*	10.000000	14.194919	41.95%	79,550
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	14.043430	16.704758	18.95%	12,727
2011	15.609676	14.043430	-10.03%	17,241
2010	13.717310	15.609676	13.80%	18,744
2009	10.008607	13.717310	37.06%	19,735
2008	17.055452	10.008607	-41.32%	23,790
2007	16.348957	17.055452	4.32%	26,591
2006	14.163207	16.348957	15.43%	28,962
2005	12.625019	14.163207	12.18%	43,592
2004	10.798234	12.625019	16.92%	45,722
2003	7.685241	10.798234	40.51%	60,582
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	15.807692	17.590496	11.28%	76,719
2011	15.968562	15.807692	-1.01%	80,382
2010	14.146563	15.968562	12.88%	87,238
2009	12.147673	14.146563	16.45%	86,141
2008	14.443710	12.147673	-15.90%	58,415
2007	13.406695	14.443710	7.74%	89,184
2006	12.711495	13.406695	5.47%	78,947
2005	12.611516	12.711495	0.79%	68,372
2004	11.825709	12.611516	6.64%	68,972
2003	10.263009	11.825709	15.23%	89,007
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	10.944345	12.551088	14.68%	63,116
2011	11.162689	10.944345	-1.96%	67,934
2010	9.799065	11.162689	13.92%	71,381
2009	7.784317	9.799065	25.88%	77,149
2008	12.896562	7.784317	-39.64%	86,469
2007	12.591365	12.896562	2.42%	225,129
2006	11.155617	12.591365	12.87%	222,007
2005	10.726443	11.155617	4.00%	246,567
2004	9.992515	10.726443	7.34%	255,679
2003	8.035612	9.992515	24.35%	248,619
54

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.421095	14.714212	28.83%	3,940
2011	10.519755	11.421095	8.57%	0
2010*	10.000000	10.519755	5.20%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.499870	12.349362	7.39%	9,142
2011	11.092882	11.499870	3.67%	10,900
2010	10.555041	11.092882	5.10%	10,900
2009	9.811712	10.555041	7.58%	9,340
2008	11.141221	9.811712	-11.93%	10,924
2007	10.767281	11.141221	3.47%	11,437
2006	10.570988	10.767281	1.86%	9,340
2005	10.341028	10.570988	2.22%	9,340
2004	10.103021	10.341028	2.36%	9,340
2003*	10.000000	10.103021	1.03%	9,340
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	42.338165	43.047760	1.68%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.617126	-3.83%	0
55

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	10.855705	12.510850	15.25%	0
2011	10.411051	10.855705	4.27%	0
2010	9.389265	10.411051	10.88%	0
2009	7.936624	9.389265	18.30%	0
2008	13.614475	7.936624	-41.70%	0
2007	13.209197	13.614475	3.07%	0
2006	11.486156	13.209197	15.00%	0
2005	11.170807	11.486156	2.82%	0
2004	10.217377	11.170807	9.33%	0
2003	7.863195	10.217377	29.94%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
2012	10.169093	11.607449	14.14%	0
2011	10.694612	10.169093	-5.39%	0
2010	9.905580	10.694612	7.97%	0
2009	7.349699	9.905580	34.78%	0
2008	12.424669	7.349699	-40.85%	0
2007	11.125986	12.424669	11.67%	0
2006	11.390932	11.125986	-2.33%	0
2005	10.089706	11.390932	12.90%	0
2004	9.473601	10.089706	6.50%	0
2003	7.811909	9.473601	21.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.544324	18.101473	16.45%	0
2011	17.304699	15.544324	-10.17%	0
2010	13.906134	17.304699	24.44%	0
2009	9.916493	13.906134	40.23%	0
2008	15.701038	9.916493	-36.84%	0
2007	15.733741	15.701038	-0.21%	0
2006	14.014738	15.733741	12.27%	0
2005	13.369789	14.014738	4.82%	0
2004	11.422226	13.369789	17.05%	0
2003	8.247115	11.422226	38.50%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.551810	14.304737	5.56%	0
2011	12.336573	13.551810	9.85%	0
2010	11.938727	12.336573	3.33%	0
2009	11.019566	11.938727	8.34%	0
2008	11.391105	11.019566	-3.26%	0
2007	10.584296	11.391105	7.62%	0
2006	10.598601	10.584296	-0.13%	0
2005	10.615502	10.598601	-0.16%	0
2004	10.206041	10.615502	4.01%	0
2003*	10.000000	10.206041	2.06%	0
56

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.165212	12.561677	12.51%	0
2011	11.042423	11.165212	1.11%	0
2010	9.865794	11.042423	11.93%	0
2009	8.521778	9.865794	15.77%	0
2008	13.282152	8.521778	-35.84%	0
2007	13.571960	13.282152	-2.14%	0
2006	11.818826	13.571960	14.83%	0
2005	11.502998	11.818826	2.75%	0
2004	10.394810	11.502998	10.66%	0
2003	8.185188	10.394810	27.00%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ
2012	10.456055	11.480235	9.80%	0
2011	10.567672	10.456055	-1.06%	0
2010	9.385178	10.567672	12.60%	0
2009	7.154865	9.385178	31.17%	0
2008	11.126770	7.154865	-35.70%	0
2007	10.530982	11.126770	5.66%	0
2006	9.831893	10.530982	7.11%	0
2005	9.677053	9.831893	1.60%	0
2004	9.292487	9.677053	4.14%	0
2003	7.517227	9.292487	23.62%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	12.588390	13.628328	8.26%	0
2011	11.776432	12.588390	6.89%	0
2010	10.413303	11.776432	13.09%	0
2009	8.666832	10.413303	20.15%	0
2008	12.545760	8.666832	-30.92%	0
2007	11.945414	12.545760	5.03%	0
2006	10.456624	11.945414	14.24%	0
2005	10.216264	10.456624	2.35%	0
2004	9.917261	10.216264	3.01%	0
2003	8.349612	9.917261	18.78%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2012	17.397761	19.547837	12.36%	0
2011	16.867586	17.397761	3.14%	0
2010	15.001517	16.867586	12.44%	0
2009	10.008603	15.001517	49.89%	0
2008	13.776926	10.008603	-27.35%	0
2007	13.583787	13.776926	1.42%	0
2006	12.497384	13.583787	8.69%	0
2005	12.430568	12.497384	0.54%	0
2004	11.479182	12.430568	8.29%	0
2003	9.588070	11.479182	19.72%	0
57

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.146607	10.973753	8.15%	0
2011	10.923487	10.146607	-7.11%	0
2010	9.833184	10.923487	11.09%	0
2009	8.831662	9.833184	11.34%	0
2008	12.774421	8.831662	-30.86%	0
2007	11.853660	12.774421	7.77%	0
2006	10.414474	11.853660	13.82%	0
2005	10.417474	10.414474	-0.03%	0
2004	9.894163	10.417474	5.29%	0
2003	8.125085	9.894163	21.77%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	13.344146	14.355811	7.58%	0
2011	13.309381	13.344146	0.26%	0
2010	12.503927	13.309381	6.44%	0
2009	10.586346	12.503927	18.11%	0
2008	11.649293	10.586346	-9.12%	0
2007	11.272423	11.649293	3.34%	0
2006	11.034309	11.272423	2.16%	0
2005	11.114919	11.034309	-0.73%	0
2004	10.943828	11.114919	1.56%	0
2003	10.659835	10.943828	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	11.156597	12.836868	15.06%	0
2011	11.275310	11.156597	-1.05%	0
2010	9.981241	11.275310	12.97%	0
2009	7.817661	9.981241	27.68%	0
2008	13.907156	7.817661	-43.79%	0
2007	13.971218	13.907156	-0.46%	0
2006	11.850441	13.971218	17.90%	0
2005	11.418711	11.850441	3.78%	0
2004	10.443034	11.418711	9.34%	0
2003	8.170092	10.443034	27.82%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	10.345328	11.633691	12.45%	0
2011	10.527289	10.345328	-1.73%	0
2010	8.646065	10.527289	21.76%	0
2009	6.873424	8.646065	25.79%	0
2008	13.270753	6.873424	-48.21%	0
2007	10.659622	13.270753	24.50%	0
2006	10.174755	10.659622	4.77%	0
2005	9.810375	10.174755	3.71%	0
2004	9.677853	9.810375	1.37%	0
2003	7.427919	9.677853	30.29%	0
58

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	18.707531	21.066671	12.61%	0
2011	21.347265	18.707531	-12.37%	0
2010	16.890294	21.347265	26.39%	0
2009	12.294866	16.890294	37.38%	0
2008	20.710699	12.294866	-40.64%	0
2007	18.268700	20.710699	13.37%	0
2006	16.533162	18.268700	10.50%	0
2005	14.250749	16.533162	16.02%	0
2004	11.629636	14.250749	22.54%	0
2003	8.557274	11.629636	35.90%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.557659	13.684039	18.40%	0
2011	14.232212	11.557659	-18.79%	0
2010	12.832305	14.232212	10.91%	0
2009	10.344098	12.832305	24.05%	0
2008	18.773450	10.344098	-44.90%	0
2007	16.316280	18.773450	15.06%	0
2006	14.088115	16.316280	15.82%	0
2005	12.069047	14.088115	16.73%	0
2004	10.834762	12.069047	11.39%	0
2003	7.707771	10.834762	40.57%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	12.642594	15.790595	24.90%	0
2011	14.138647	12.642594	-10.58%	0
2010	11.384502	14.138647	24.19%	0
2009	7.369529	11.384502	54.48%	0
2008	15.390458	7.369529	-52.12%	0
2007	14.850050	15.390458	3.64%	0
2006	13.021605	14.850050	14.04%	0
2005	12.932313	13.021605	0.69%	0
2004	11.556580	12.932313	11.90%	0
2003	7.470696	11.556580	54.69%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	10.251100	11.426405	11.47%	0
2011	11.139903	10.251100	-7.98%	0
2010	9.477990	11.139903	17.53%	0
2009	5.820868	9.477990	62.83%	0
2008	11.637462	5.820868	-49.98%	0
2007	10.150406	11.637462	14.65%	0
2006	10.061393	10.150406	0.88%	0
2005	9.508612	10.061393	5.81%	0
2004	9.059094	9.508612	4.96%	0
2003	7.254368	9.059094	24.88%	0
59

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2012	11.649109	13.617637	16.90%	0
2011	12.105353	11.649109	-3.77%	0
2010	10.643910	12.105353	13.73%	0
2009	8.432522	10.643910	26.22%	0
2008	13.362668	8.432522	-36.89%	0
2007	13.919126	13.362668	-4.00%	0
2006	12.201464	13.919126	14.08%	0
2005	11.921899	12.201464	2.34%	0
2004	10.328081	11.921899	15.43%	0
2003	8.034432	10.328081	28.55%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2012	10.362023	11.572056	11.68%	0
2011	10.571893	10.362023	-1.99%	0
2010	9.844144	10.571893	7.39%	0
2009	7.824811	9.844144	25.81%	0
2008	11.424371	7.824811	-31.51%	0
2007	10.774151	11.424371	6.03%	0
2006*	10.000000	10.774151	7.74%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.713629	-2.86%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2012	9.063636	10.372382	14.44%	0
2011	9.825816	9.063636	-7.76%	0
2010	7.736257	9.825816	27.01%	0
2009	5.571705	7.736257	38.85%	0
2008	11.709929	5.571705	-52.42%	0
2007	10.879010	11.709929	7.64%	0
2006	10.818179	10.879010	0.56%	0
2005	10.699013	10.818179	1.11%	0
2004	9.515771	10.699013	12.43%	0
2003	7.086071	9.515771	34.29%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	13.170138	15.651126	18.84%	0
2011	14.968296	13.170138	-12.01%	0
2010	11.201176	14.968296	33.63%	0
2009	6.994070	11.201176	60.15%	0
2008	11.764628	6.994070	-40.55%	0
2007	11.705757	11.764628	0.50%	0
2006	10.544266	11.705757	11.02%	0
2005	10.212272	10.544266	3.25%	0
2004	9.781536	10.212272	4.40%	0
2003	7.457427	9.781536	31.17%	0
60

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.827754	14.611837	13.91%	0
2011	13.110285	12.827754	-2.16%	0
2010	11.991826	13.110285	9.33%	0
2009	9.962500	11.991826	20.37%	0
2008	15.069070	9.962500	-33.89%	0
2007	14.249058	15.069070	5.75%	0
2006	12.028264	14.249058	18.46%	0
2005	11.492468	12.028264	4.66%	0
2004	10.181702	11.492468	12.87%	0
2003	8.305633	10.181702	22.59%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.351608	11.796298	13.96%	0
2011	10.720815	10.351608	-3.44%	0
2010*	10.000000	10.720815	7.21%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.634017	15.337695	12.50%	0
2011	13.802178	13.634017	-1.22%	0
2010	12.408774	13.802178	11.23%	0
2009*	10.000000	12.408774	24.09%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.131281	10.007801	9.60%	0
2011	9.593953	9.131281	-4.82%	0
2010	7.897457	9.593953	21.48%	0
2009	6.107929	7.897457	29.30%	0
2008*	10.000000	6.107929	-38.92%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.479579	12.128324	5.65%	0
2011	10.991856	11.479579	4.44%	0
2010	10.472120	10.991856	4.96%	0
2009	9.810381	10.472120	6.75%	0
2008*	10.000000	9.810381	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.867929	19.385444	14.92%	0
2011	22.167239	16.867929	-23.91%	0
2010	19.458594	22.167239	13.92%	0
2009	12.137596	19.458594	60.32%	0
2008	29.304806	12.137596	-58.58%	0
2007	20.497800	29.304806	42.97%	0
2006	15.269326	20.497800	34.24%	0
2005	11.723703	15.269326	30.24%	0
2004*	10.000000	11.723703	17.24%	0
61

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2012	13.457414	13.593709	1.01%	0
2011	12.793568	13.457414	5.19%	0
2010	12.451515	12.793568	2.75%	0
2009	12.366429	12.451515	0.69%	0
2008	11.704254	12.366429	5.66%	0
2007	11.137875	11.704254	5.09%	0
2006	11.000067	11.137875	1.25%	0
2005	10.862764	11.000067	1.26%	0
2004	10.727541	10.862764	1.26%	0
2003	10.723232	10.727541	0.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.494276	14.234546	13.93%	0
2011	13.230055	12.494276	-5.56%	0
2010	11.741097	13.230055	12.68%	0
2009	9.389637	11.741097	25.04%	0
2008	15.124787	9.389637	-37.92%	0
2007	14.522502	15.124787	4.15%	0
2006	12.640673	14.522502	14.89%	0
2005	11.913697	12.640673	6.10%	0
2004	10.628853	11.913697	12.09%	0
2003	8.199498	10.628853	29.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.362690	12.780965	3.38%	0
2011	12.217905	12.362690	1.19%	0
2010	11.737507	12.217905	4.09%	0
2009	10.946084	11.737507	7.23%	0
2008	11.849056	10.946084	-7.62%	0
2007	11.439502	11.849056	3.58%	0
2006	10.961134	11.439502	4.36%	0
2005	10.793259	10.961134	1.56%	0
2004	10.491789	10.793259	2.87%	0
2003	9.891153	10.491789	6.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.746759	13.884263	8.92%	0
2011	12.971979	12.746759	-1.74%	0
2010	11.897721	12.971979	9.03%	0
2009	10.159426	11.897721	17.11%	0
2008	13.456647	10.159426	-24.50%	0
2007	12.957311	13.456647	3.85%	0
2006	11.836907	12.957311	9.47%	0
2005	11.430176	11.836907	3.56%	0
2004	10.615527	11.430176	7.67%	0
2003	8.995312	10.615527	18.01%	0
62

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.763211	14.272068	11.82%	0
2011	13.265593	12.763211	-3.79%	0
2010	11.959902	13.265593	10.92%	0
2009	9.780927	11.959902	22.28%	0
2008	14.502953	9.780927	-32.56%	0
2007	13.900226	14.502953	4.34%	0
2006	12.344896	13.900226	12.60%	0
2005	11.728326	12.344896	5.26%	0
2004	10.643945	11.728326	10.19%	0
2003	8.549857	10.643945	24.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.809616	13.603676	6.20%	0
2011	12.767323	12.809616	0.33%	0
2010	11.968718	12.767323	6.67%	0
2009	10.628096	11.968718	12.61%	0
2008	12.726582	10.628096	-16.49%	0
2007	12.231204	12.726582	4.05%	0
2006	11.475585	12.231204	6.58%	0
2005	11.172292	11.475585	2.71%	0
2004	10.606188	11.172292	5.34%	0
2003	9.489589	10.606188	11.77%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.179314	15.341284	16.40%	0
2011	13.749831	13.179314	-4.15%	0
2010	12.889699	13.749831	6.67%	0
2009*	10.000000	12.889699	28.90%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.762685	10.579225	-1.70%	0
2011	10.948291	10.762685	-1.70%	0
2010	11.137615	10.948291	-1.70%	0
2009	11.325476	11.137615	-1.66%	0
2008	11.289488	11.325476	0.32%	0
2007	10.960502	11.289488	3.00%	0
2006	10.666317	10.960502	2.76%	0
2005	10.568302	10.666317	0.93%	0
2004	10.664538	10.568302	-0.90%	11,696
2003	10.781517	10.664538	-1.08%	14,510
63

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	15.285013	16.865045	10.34%	0
2011	14.731399	15.285013	3.76%	0
2010	13.551342	14.731399	8.71%	0
2009	11.083470	13.551342	22.27%	0
2008	13.632414	11.083470	-18.70%	0
2007	13.256349	13.632414	2.84%	0
2006	12.862646	13.256349	3.06%	0
2005	12.805314	12.862646	0.45%	0
2004	12.227805	12.805314	4.72%	698
2003	11.094926	12.227805	10.21%	664
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.762786	10.073181	14.95%	0
2011	10.662797	8.762786	-17.82%	0
2010	10.247542	10.662797	4.05%	0
2009	8.050535	10.247542	27.29%	0
2008	15.294761	8.050535	-47.36%	0
2007	15.151912	15.294761	0.94%	0
2006	12.591824	15.151912	20.33%	0
2005	11.456941	12.591824	9.91%	0
2004*	10.000000	11.456941	14.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.699185	9.949455	14.37%	0
2011	9.114191	8.699185	-4.55%	0
2010	8.026722	9.114191	13.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.624835	9.846233	14.16%	0
2011	9.066774	8.624835	-4.87%	0
2010	7.995483	9.066774	13.40%	0
2009	6.288065	7.995483	27.15%	0
2008*	10.000000	6.288065	-37.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.042434	9.296096	15.59%	0
2011	8.712042	8.042434	-7.69%	0
2010	7.860693	8.712042	10.83%	0
2009	6.276217	7.860693	25.25%	0
2008*	10.000000	6.276217	-37.24%	0
64

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	9.557703	10.624913	11.17%	0
2011	9.807122	9.557703	-2.54%	0
2010	7.974596	9.807122	22.98%	0
2009	6.378436	7.974596	25.02%	0
2008	12.137212	6.378436	-47.45%	0
2007	11.276915	12.137212	7.63%	0
2006	11.138897	11.276915	1.24%	0
2005	10.517384	11.138897	5.91%	0
2004	9.454262	10.517384	11.24%	0
2003	7.174030	9.454262	31.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	12.665032	14.977072	18.26%	0
2011	13.626743	12.665032	-7.06%	0
2010	10.960475	13.626743	24.33%	0
2009	8.859064	10.960475	23.72%	0
2008	13.312533	8.859064	-33.45%	0
2007	14.599504	13.312533	-8.82%	0
2006	12.682909	14.599504	15.11%	0
2005	12.552481	12.682909	1.04%	0
2004	10.914432	12.552481	15.01%	0
2003	7.096924	10.914432	53.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	13.911146	15.756242	13.26%	0
2011	15.023074	13.911146	-7.40%	0
2010	12.228126	15.023074	22.86%	0
2009	9.253611	12.228126	32.14%	0
2008	15.271115	9.253611	-39.40%	0
2007	15.247809	15.271115	0.15%	0
2006	13.879643	15.247809	9.86%	0
2005	12.605492	13.879643	10.11%	0
2004	10.795581	12.605492	16.77%	0
2003	7.810180	10.795581	38.22%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	10.507080	11.758211	11.91%	0
2011	10.648146	10.507080	-1.32%	0
2010	9.567084	10.648146	11.30%	0
2009	7.751518	9.567084	23.42%	0
2008	13.505776	7.751518	-42.61%	0
2007	12.735368	13.505776	6.05%	0
2006	11.424061	12.735368	11.48%	0
2005	10.856762	11.424061	5.23%	0
2004	10.083182	10.856762	7.67%	0
2003	8.061756	10.083182	25.07%	0
65

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.618410	10.947092	13.81%	0
2011	9.187145	9.618410	4.69%	0
2010	7.179054	9.187145	27.97%	0
2009	5.582069	7.179054	28.61%	0
2008*	10.000000	5.582069	-44.18%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.065694	10.349803	2.82%	0
2011	10.209806	10.065694	-1.41%	0
2010	9.864986	10.209806	3.50%	0
2009	8.855412	9.864986	11.40%	0
2008	10.405989	8.855412	-14.90%	0
2007	10.104772	10.405989	2.98%	0
2006	9.864528	10.104772	2.44%	0
2005	9.891887	9.864528	-0.28%	0
2004	9.985156	9.891887	-0.93%	0
2003*	10.000000	9.985156	-0.15%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.256035	12.040253	6.97%	0
2011	11.573024	11.256035	-2.74%	0
2010	9.842719	11.573024	17.58%	0
2009	8.156925	9.842719	20.67%	0
2008	13.710117	8.156925	-40.50%	0
2007	13.877105	13.710117	-1.20%	0
2006	13.412068	13.877105	3.47%	0
2005	13.259152	13.412068	1.15%	0
2004	12.056469	13.259152	9.98%	0
2003	9.806861	12.056469	22.94%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.368567	13.492695	9.09%	0
2011	12.981945	12.368567	-4.72%	0
2010	10.749471	12.981945	20.77%	0
2009	8.320532	10.749471	29.19%	0
2008	13.978067	8.320532	-40.47%	0
2007	13.215001	13.978067	5.77%	0
2006	11.822846	13.215001	11.78%	0
2005	11.254941	11.822846	5.05%	0
2004*	10.000000	11.254941	12.55%	0
66

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.754490	22.348068	19.16%	0
2011	20.798018	18.754490	-9.83%	0
2010	18.243138	20.798018	14.00%	0
2009	13.284926	18.243138	37.32%	0
2008	22.598324	13.284926	-41.21%	0
2007	21.621027	22.598324	4.52%	0
2006	18.688207	21.621027	15.69%	0
2005	16.626541	18.688207	12.40%	0
2004	14.190099	16.626541	17.17%	1,496
2003*	10.000000	14.190099	41.90%	845
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	13.974589	16.614406	18.89%	0
2011	15.541049	13.974589	-10.08%	0
2010	13.663938	15.541049	13.74%	0
2009	9.974739	13.663938	36.99%	0
2008	17.006390	9.974739	-41.35%	0
2007	16.310261	17.006390	4.27%	0
2006	14.136850	16.310261	15.37%	0
2005	12.607909	14.136850	12.13%	0
2004	10.789075	12.607909	16.86%	0
2003	7.682628	10.789075	40.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	15.730136	17.495272	11.22%	0
2011	15.898277	15.730136	-1.06%	0
2010	14.091474	15.898277	12.82%	0
2009	12.106521	14.091474	16.40%	0
2008	14.402104	12.106521	-15.94%	0
2007	13.374922	14.402104	7.68%	0
2006	12.687820	13.374922	5.42%	0
2005	12.594409	12.687820	0.74%	0
2004	11.815672	12.594409	6.59%	0
2003	10.259512	11.815672	15.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	10.890712	12.483212	14.62%	0
2011	11.113611	10.890712	-2.01%	0
2010	9.760937	11.113611	13.86%	0
2009	7.757975	9.760937	25.82%	0
2008	12.859458	7.757975	-39.67%	0
2007	12.561562	12.859458	2.37%	0
2006	11.134859	12.561562	12.81%	0
2005	10.711915	11.134859	3.95%	0
2004	9.984055	10.711915	7.29%	0
2003	8.032878	9.984055	24.29%	0
67

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.411460	14.694301	28.77%	0
2011	10.516214	11.411460	8.51%	0
2010*	10.000000	10.516214	5.16%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.449331	12.288834	7.33%	0
2011	11.049723	11.449331	3.62%	0
2010	10.519334	11.049723	5.04%	0
2009	9.783489	10.519334	7.52%	0
2008	11.114815	9.783489	-11.98%	0
2007	10.747251	11.114815	3.42%	0
2006	10.556674	10.747251	1.81%	0
2005	10.332268	10.556674	2.17%	0
2004	10.099592	10.332268	2.30%	0
2003*	10.000000	10.099592	1.00%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	35.654198	36.233285	1.62%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.613860	-3.86%	0
68

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	10.802410	12.443090	15.19%	791
2011	10.365210	10.802410	4.22%	1,073
2010	9.352675	10.365210	10.83%	1,103
2009	7.909722	9.352675	18.24%	1,137
2008	13.575259	7.909722	-41.73%	3,404
2007	13.177891	13.575259	3.02%	5,033
2006	11.464744	13.177891	14.94%	5,124
2005	11.155640	11.464744	2.77%	16,383
2004	10.208693	11.155640	9.28%	19,571
2003	7.860510	10.208693	29.87%	16,219
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
2012	10.119194	11.544581	14.09%	1,365
2011	10.647536	10.119194	-5.43%	1,774
2010	9.866991	10.647536	7.91%	1,774
2009	7.324797	9.866991	34.71%	2,041
2008	12.388901	7.324797	-40.88%	3,545
2007	11.099637	12.388901	11.62%	7,185
2006	11.369717	11.099637	-2.38%	7,394
2005	10.076008	11.369717	12.84%	7,759
2004	9.465558	10.076008	6.45%	9,219
2003	7.809244	9.465558	21.21%	7,741
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.468025	18.003433	16.39%	5,643
2011	17.228495	15.468025	-10.22%	6,763
2010	13.851931	17.228495	24.38%	8,494
2009	9.882870	13.851931	40.16%	9,849
2008	15.655792	9.882870	-36.87%	8,832
2007	15.696430	15.655792	-0.26%	15,658
2006	13.988608	15.696430	12.21%	15,022
2005	13.351634	13.988608	4.77%	19,867
2004	11.412519	13.351634	16.99%	23,333
2003	8.244298	11.412519	38.43%	24,711
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.492191	14.234545	5.50%	3,257
2011	12.288522	13.492191	9.80%	1,260
2010	11.898278	12.288522	3.28%	2,647
2009	10.987820	11.898278	8.29%	5,700
2008	11.364069	10.987820	-3.31%	4,037
2007	10.564578	11.364069	7.57%	2,086
2006	10.584226	10.564578	-0.19%	2,311
2005	10.606483	10.584226	-0.21%	10,761
2004	10.202557	10.606483	3.96%	9,569
2003*	10.000000	10.202557	2.03%	2,837
69

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.110469	12.493711	12.45%	5,406
2011	10.993856	11.110469	1.06%	5,439
2010	9.827393	10.993856	11.87%	6,923
2009	8.492932	9.827393	15.71%	6,768
2008	13.243943	8.492932	-35.87%	5,761
2007	13.539848	13.243943	-2.19%	7,138
2006	11.796828	13.539848	14.78%	7,214
2005	11.487418	11.796828	2.69%	9,910
2004	10.386009	11.487418	10.60%	7,487
2003	8.182403	10.386009	26.93%	4,423
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ
2012	10.404735	11.418077	9.74%	0
2011	10.521140	10.404735	-1.11%	0
2010	9.348612	10.521140	12.54%	0
2009	7.130619	9.348612	31.11%	0
2008	11.094724	7.130619	-35.73%	0
2007	10.506025	11.094724	5.60%	0
2006	9.813575	10.506025	7.06%	0
2005	9.663913	9.813575	1.55%	1,344
2004	9.284596	9.663913	4.09%	0
2003	7.514660	9.284596	23.55%	277
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	12.526597	13.554510	8.21%	4,998
2011	11.724585	12.526597	6.84%	7,315
2010	10.372722	11.724585	13.03%	10,372
2009	8.637458	10.372722	20.09%	11,573
2008	12.509628	8.637458	-30.95%	12,430
2007	11.917107	12.509628	4.97%	17,908
2006	10.437136	11.917107	14.18%	20,133
2005	10.202403	10.437136	2.30%	20,569
2004	9.908839	10.202403	2.96%	18,841
2003	8.346767	9.908839	18.71%	14,625
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2012	17.312432	19.442031	12.30%	9,407
2011	16.793373	17.312432	3.09%	10,965
2010	14.943121	16.793373	12.38%	13,212
2009	9.974709	14.943121	49.81%	12,901
2008	13.737261	9.974709	-27.39%	15,969
2007	13.551613	13.737261	1.37%	14,702
2006	12.474100	13.551613	8.64%	13,761
2005	12.413700	12.474100	0.49%	21,186
2004	11.469444	12.413700	8.23%	27,546
2003	9.584812	11.469444	19.66%	29,568
70

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.096823	10.914345	8.10%	0
2011	10.875410	10.096823	-7.16%	0
2010	9.794887	10.875410	11.03%	0
2009	8.801740	9.794887	11.28%	664
2008	12.737639	8.801740	-30.90%	664
2007	11.825593	12.737639	7.71%	664
2006	10.395074	11.825593	13.76%	664
2005	10.403340	10.395074	-0.08%	664
2004	9.885766	10.403340	5.24%	664
2003	8.122319	9.885766	21.71%	664
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	13.278727	14.278141	7.53%	18,676
2011	13.250842	13.278727	0.21%	20,305
2010	12.455261	13.250842	6.39%	30,150
2009	10.550503	12.455261	18.05%	43,165
2008	11.615749	10.550503	-9.17%	37,022
2007	11.245717	11.615749	3.29%	44,323
2006	11.013768	11.245717	2.11%	45,577
2005	11.099842	11.013768	-0.78%	47,557
2004	10.934545	11.099842	1.51%	57,710
2003	10.656222	10.934545	2.61%	57,281
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	11.101879	12.767396	15.00%	18,709
2011	11.225704	11.101879	-1.10%	27,814
2010	9.942382	11.225704	12.91%	36,562
2009	7.791184	9.942382	27.61%	55,137
2008	13.867116	7.791184	-43.82%	58,213
2007	13.938120	13.867116	-0.51%	74,593
2006	11.828360	13.938120	17.84%	74,848
2005	11.403215	11.828360	3.73%	78,527
2004	10.434172	11.403215	9.29%	99,187
2003	8.167310	10.434172	27.76%	113,564
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	10.294554	11.570708	12.40%	19,430
2011	10.480936	10.294554	-1.78%	20,976
2010	8.612382	10.480936	21.70%	20,945
2009	6.850136	8.612382	25.73%	24,541
2008	13.232542	6.850136	-48.23%	26,675
2007	10.634356	13.232542	24.43%	34,002
2006	10.155792	10.634356	4.71%	39,174
2005	9.797062	10.155792	3.66%	42,982
2004	9.669636	9.797062	1.32%	44,695
2003	7.425381	9.669636	30.22%	43,625
71

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	18.615797	20.952671	12.55%	12,397
2011	21.253379	18.615797	-12.41%	15,489
2010	16.824553	21.253379	26.32%	21,637
2009	12.253241	16.824553	37.31%	27,327
2008	20.651102	12.253241	-40.67%	31,103
2007	18.225445	20.651102	13.31%	38,824
2006	16.502389	18.225445	10.44%	39,634
2005	14.231433	16.502389	15.96%	37,511
2004	11.619784	14.231433	22.48%	40,164
2003	8.554371	11.619784	35.83%	37,949
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.500920	13.609923	18.34%	10,290
2011	14.169539	11.500920	-18.83%	13,931
2010	12.782281	14.169539	10.85%	13,393
2009	10.309022	12.782281	23.99%	13,430
2008	18.719352	10.309022	-44.93%	16,073
2007	16.277588	18.719352	15.00%	33,421
2006	14.061842	16.277588	15.76%	30,897
2005	12.052647	14.061842	16.67%	35,536
2004	10.825551	12.052647	11.34%	40,518
2003	7.705133	10.825551	40.50%	31,791
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	12.580552	15.705093	24.84%	8,508
2011	14.076425	12.580552	-10.63%	10,635
2010	11.340164	14.076425	24.13%	9,647
2009	7.344562	11.340164	54.40%	8,241
2008	15.346163	7.344562	-52.14%	6,904
2007	14.814898	15.346163	3.59%	13,749
2006	12.997377	14.814898	13.98%	14,529
2005	12.914794	12.997377	0.64%	15,674
2004	11.546790	12.914794	11.85%	16,032
2003	7.468157	11.546790	54.61%	15,579
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	10.200791	11.364523	11.41%	8,248
2011	11.090860	10.200791	-8.03%	6,524
2010	9.441065	11.090860	17.47%	7,203
2009	5.801147	9.441065	62.74%	9,214
2008	11.603963	5.801147	-50.01%	11,824
2007	10.126364	11.603963	14.59%	12,010
2006	10.042657	10.126364	0.83%	18,251
2005	9.495711	10.042657	5.76%	19,893
2004	9.051413	9.495711	4.91%	22,219
2003	7.251893	9.051413	24.81%	20,874
72

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2012	11.591984	13.543947	16.84%	29,285
2011	12.052117	11.591984	-3.82%	38,763
2010	10.602484	12.052117	13.67%	44,612
2009	8.403975	10.602484	26.16%	52,697
2008	13.324216	8.403975	-36.93%	56,439
2007	13.886162	13.324216	-4.05%	68,411
2006	12.178737	13.886162	14.02%	78,740
2005	11.905725	12.178737	2.29%	94,701
2004	10.319314	11.905725	15.37%	108,711
2003	8.031686	10.319314	28.48%	93,488
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2012	10.332166	11.532828	11.62%	2,247
2011	10.546776	10.332166	-2.03%	4,430
2010	9.825752	10.546776	7.34%	4,188
2009	7.814161	9.825752	25.74%	3,210
2008	11.414639	7.814161	-31.54%	3,834
2007	10.770472	11.414639	5.98%	3,995
2006*	10.000000	10.770472	7.70%	4,557
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.710282	-2.90%	605
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2012	9.019156	10.316225	14.38%	7,479
2011	9.782563	9.019156	-7.80%	14,438
2010	7.706118	9.782563	26.95%	15,765
2009	5.552820	7.706118	38.78%	18,669
2008	11.676193	5.552820	-52.44%	17,463
2007	10.853219	11.676193	7.58%	17,584
2006	10.798009	10.853219	0.51%	17,966
2005	10.684489	10.798009	1.06%	24,248
2004	9.507688	10.684489	12.38%	27,673
2003	7.083647	9.507688	34.22%	27,267
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	13.105492	15.566365	18.78%	502
2011	14.902400	13.105492	-12.06%	1,826
2010	11.157528	14.902400	33.56%	2,446
2009	6.970366	11.157528	60.07%	3,797
2008	11.730731	6.970366	-40.58%	3,679
2007	11.678015	11.730731	0.45%	4,255
2006	10.524618	11.678015	10.96%	4,576
2005	10.198426	10.524618	3.20%	5,449
2004	9.773225	10.198426	4.35%	8,860
2003	7.454879	9.773225	31.10%	9,574
73

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.764823	14.532738	13.85%	16,474
2011	13.052601	12.764823	-2.20%	18,286
2010	11.945131	13.052601	9.27%	17,940
2009	9.928761	11.945131	20.31%	24,826
2008	15.025703	9.928761	-33.92%	22,027
2007	14.215319	15.025703	5.70%	29,098
2006	12.005873	14.215319	18.40%	27,343
2005	11.476897	12.005873	4.61%	23,118
2004	10.173073	11.476897	12.82%	27,299
2003	8.302808	10.173073	22.53%	25,487
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.342861	11.780323	13.90%	978
2011	10.717202	10.342861	-3.49%	978
2010*	10.000000	10.717202	7.17%	3,807
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.615559	15.309114	12.44%	8,334
2011	13.790494	13.615559	-1.27%	10,451
2010	12.404567	13.790494	11.17%	11,487
2009*	10.000000	12.404567	24.05%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.114257	9.984045	9.54%	0
2011	9.580926	9.114257	-4.87%	0
2010	7.890737	9.580926	21.42%	0
2009	6.105844	7.890737	29.23%	0
2008*	10.000000	6.105844	-38.94%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.458211	12.099576	5.60%	1,576
2011	10.976951	11.458211	4.38%	0
2010	10.463248	10.976951	4.91%	0
2009	9.807050	10.463248	6.69%	0
2008*	10.000000	9.807050	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.802345	19.300241	14.87%	2,595
2011	22.092277	16.802345	-23.94%	2,084
2010	19.402636	22.092277	13.86%	3,324
2009	12.108847	19.402636	60.24%	1,994
2008	29.250342	12.108847	-58.60%	2,143
2007	20.470158	29.250342	42.89%	6,553
2006	15.256471	20.470158	34.17%	4,523
2005	11.719770	15.256471	30.18%	1,457
2004*	10.000000	11.719770	17.20%	0
74

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2012	13.391433	13.520163	0.96%	33,255
2011	12.737308	13.391433	5.14%	36,686
2010	12.403060	12.737308	2.69%	45,072
2009	12.324571	12.403060	0.64%	52,803
2008	11.670569	12.324571	5.60%	65,876
2007	11.111495	11.670569	5.03%	61,868
2006	10.979577	11.111495	1.20%	54,678
2005	10.848039	10.979577	1.21%	53,592
2004	10.718448	10.848039	1.21%	62,357
2003	10.719586	10.718448	-0.01%	97,096
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.287289	13.991591	13.87%	7,763
2011	13.017499	12.287289	-5.61%	7,929
2010	11.558347	13.017499	12.62%	16,050
2009	9.248197	11.558347	24.98%	17,893
2008	14.904562	9.248197	-37.95%	23,052
2007	14.318370	14.904562	4.09%	26,812
2006	12.469319	14.318370	14.83%	25,829
2005	11.758161	12.469319	6.05%	25,914
2004	10.495425	11.758161	12.03%	30,945
2003	8.100685	10.495425	29.56%	30,045
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.321407	12.731781	3.33%	25,728
2011	12.183286	12.321407	1.13%	25,604
2010	11.710202	12.183286	4.04%	40,473
2009	10.926170	11.710202	7.18%	25,667
2008	11.833511	10.926170	-7.67%	30,156
2007	11.430348	11.833511	3.53%	31,253
2006	10.957934	11.430348	4.31%	37,065
2005	10.795581	10.957934	1.50%	47,268
2004	10.499391	10.795581	2.82%	79,660
2003	9.903364	10.499391	6.02%	98,513
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.615362	13.734134	8.87%	91,539
2011	12.844780	12.615362	-1.79%	124,293
2010	11.787050	12.844780	8.97%	192,920
2009	10.070044	11.787050	17.05%	242,025
2008	13.345056	10.070044	-24.54%	244,555
2007	12.856442	13.345056	3.80%	271,344
2006	11.750727	12.856442	9.41%	290,049
2005	11.352722	11.750727	3.51%	288,688
2004	10.548952	11.352722	7.62%	258,522
2003	8.943444	10.548952	17.95%	192,867
75

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.603905	14.086750	11.76%	22,283
2011	13.106674	12.603905	-3.84%	34,889
2010	11.822636	13.106674	10.86%	45,662
2009	9.673596	11.822636	22.22%	72,620
2008	14.351116	9.673596	-32.59%	68,538
2007	13.761730	14.351116	4.28%	79,430
2006	12.228101	13.761730	12.54%	90,442
2005	11.623257	12.228101	5.20%	94,481
2004	10.553956	11.623257	10.13%	139,526
2003	8.481877	10.553956	24.43%	156,546
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.729642	13.511847	6.14%	18,361
2011	12.694057	12.729642	0.28%	18,661
2010	11.906084	12.694057	6.62%	24,492
2009	10.577860	11.906084	12.56%	53,180
2008	12.672875	10.577860	-16.53%	61,211
2007	12.185802	12.672875	4.00%	90,389
2006	11.438776	12.185802	6.53%	95,303
2005	11.142118	11.438776	2.66%	99,615
2004	10.582927	11.142118	5.28%	116,353
2003	9.473594	10.582927	11.71%	124,117
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.161472	15.312714	16.34%	46,223
2011	13.738189	13.161472	-4.20%	58,848
2010	12.885329	13.738189	6.62%	74,673
2009*	10.000000	12.885329	28.85%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.693534	10.505892	-1.75%	25,527
2011	10.883466	10.693534	-1.75%	54,445
2010	11.077304	10.883466	-1.75%	92,536
2009	11.269880	11.077304	-1.71%	110,661
2008	11.239786	11.269880	0.27%	166,819
2007	10.917831	11.239786	2.95%	38,324
2006	10.630182	10.917831	2.71%	56,902
2005	10.537846	10.630182	0.88%	35,564
2004	10.639218	10.537846	-0.95%	60,520
2003	10.761392	10.639218	-1.14%	78,913
76

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	15.186866	16.748212	10.28%	10,960
2011	14.644228	15.186866	3.71%	14,149
2010	13.478009	14.644228	8.65%	12,697
2009	11.029104	13.478009	22.20%	13,354
2008	13.572447	11.029104	-18.74%	16,289
2007	13.204800	13.572447	2.78%	18,512
2006	12.819122	13.204800	3.01%	12,957
2005	12.768454	12.819122	0.40%	13,292
2004	12.198805	12.768454	4.67%	20,361
2003	11.074251	12.198805	10.15%	20,325
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.728658	10.028843	14.90%	1,650
2011	10.626678	8.728658	-17.86%	1,901
2010	10.218016	10.626678	4.00%	2,443
2009	8.031437	10.218016	27.23%	3,257
2008	15.266276	8.031437	-47.39%	9,167
2007	15.131435	15.266276	0.89%	14,363
2006	12.581194	15.131435	20.27%	14,520
2005	11.453079	12.581194	9.85%	8,715
2004*	10.000000	11.453079	14.53%	5,298
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.682970	9.925850	14.31%	12,517
2011	9.101822	8.682970	-4.60%	15,256
2010	8.019906	9.101822	13.49%	16,913
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.608756	9.822877	14.10%	0
2011	9.054459	8.608756	-4.92%	1,655
2010	7.988688	9.054459	13.34%	9,660
2009	6.285917	7.988688	27.09%	16,052
2008*	10.000000	6.285917	-37.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.027444	9.274032	15.53%	7,868
2011	8.700219	8.027444	-7.73%	15,775
2010	7.854021	8.700219	10.77%	16,484
2009	6.274075	7.854021	25.18%	16,985
2008*	10.000000	6.274075	-37.26%	0
77

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	9.510839	10.567427	11.11%	2,202
2011	9.763985	9.510839	-2.59%	6,583
2010	7.943551	9.763985	22.92%	7,455
2009	6.356838	7.943551	24.96%	6,796
2008	12.102284	6.356838	-47.47%	8,109
2007	11.250210	12.102284	7.57%	5,885
2006	11.118175	11.250210	1.19%	5,710
2005	10.503122	11.118175	5.86%	11,280
2004	9.446250	10.503122	11.19%	13,644
2003	7.171586	9.446250	31.72%	13,212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	12.602881	14.895976	18.20%	3,415
2011	13.566762	12.602881	-7.10%	3,838
2010	10.917777	13.566762	24.26%	12,721
2009	8.829043	10.917777	23.66%	5,647
2008	13.274204	8.829043	-33.49%	4,494
2007	14.564910	13.274204	-8.86%	8,546
2006	12.659285	14.564910	15.05%	9,810
2005	12.535451	12.659285	0.99%	11,511
2004	10.905184	12.535451	14.95%	12,580
2003	7.094503	10.905184	53.71%	11,989
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	13.842869	15.670927	13.21%	4,072
2011	14.956921	13.842869	-7.45%	6,202
2010	12.180467	14.956921	22.79%	10,518
2009	9.222241	12.180467	32.08%	11,560
2008	15.227118	9.222241	-39.44%	13,225
2007	15.211658	15.227118	0.10%	15,690
2006	13.853774	15.211658	9.80%	15,851
2005	12.588380	13.853774	10.05%	10,922
2004	10.786411	12.588380	16.71%	18,700
2003	7.807512	10.786411	38.15%	20,970
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	10.455549	11.694578	11.85%	2,634
2011	10.601310	10.455549	-1.37%	2,830
2010	9.529839	10.601310	11.24%	3,141
2009	7.725269	9.529839	23.36%	10,192
2008	13.466920	7.725269	-42.64%	13,720
2007	12.705219	13.466920	6.00%	11,131
2006	11.402794	12.705219	11.42%	11,499
2005	10.842043	11.402794	5.17%	8,738
2004	10.074639	10.842043	7.62%	8,849
2003	8.059011	10.074639	25.01%	11,358
78

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.600461	10.921107	13.76%	10,929
2011	9.174654	9.600461	4.64%	16,624
2010	7.172938	9.174654	27.91%	18,939
2009	5.580156	7.172938	28.54%	21,922
2008*	10.000000	5.580156	-44.20%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.021374	10.298975	2.77%	21,622
2011	10.170023	10.021374	-1.46%	22,656
2010	9.831558	10.170023	3.44%	10,512
2009	8.829886	9.831558	11.34%	23,231
2008	10.381283	8.829886	-14.94%	4,138
2007	10.085950	10.381283	2.93%	21,656
2006	9.851160	10.085950	2.38%	6,223
2005	9.883486	9.851160	-0.33%	5,171
2004	9.981747	9.883486	-0.98%	5,222
2003*	10.000000	9.981747	-0.18%	3,840
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.200794	11.975051	6.91%	4,310
2011	11.522095	11.200794	-2.79%	5,621
2010	9.804385	11.522095	17.52%	5,709
2009	8.129291	9.804385	20.61%	4,734
2008	13.670639	8.129291	-40.53%	4,577
2007	13.844223	13.670639	-1.25%	4,626
2006	13.387078	13.844223	3.41%	4,624
2005	13.241168	13.387078	1.10%	5,643
2004	12.046236	13.241168	9.92%	4,554
2003	9.803520	12.046236	22.88%	4,340
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.320466	13.433360	9.03%	0
2011	12.938030	12.320466	-4.77%	34
2010	10.718556	12.938030	20.71%	202
2009	8.300816	10.718556	29.13%	377
2008	13.952052	8.300816	-40.50%	573
2007	13.197166	13.952052	5.72%	2,059
2006	11.812879	13.197166	11.72%	906
2005	11.251154	11.812879	4.99%	1,149
2004*	10.000000	11.251154	12.51%	0
79

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.671978	22.238395	19.10%	13,615
2011	20.717040	18.671978	-9.87%	17,596
2010	18.181349	20.717040	13.95%	18,675
2009	13.246673	18.181349	37.25%	25,448
2008	22.544746	13.246673	-41.24%	30,530
2007	21.580799	22.544746	4.47%	35,490
2006	18.662895	21.580799	15.63%	35,280
2005	16.612442	18.662895	12.34%	34,351
2004	14.185285	16.612442	17.11%	38,230
2003*	10.000000	14.185285	41.85%	32,965
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	13.906029	16.524468	18.83%	10,579
2011	15.472666	13.906029	-10.13%	11,667
2010	13.610733	15.472666	13.68%	13,785
2009	9.940959	13.610733	36.92%	16,427
2008	16.957453	9.940959	-41.38%	19,328
2007	16.271642	16.957453	4.21%	26,306
2006	14.110528	16.271642	15.32%	27,103
2005	12.590817	14.110528	12.07%	36,678
2004	10.779925	12.590817	16.80%	39,236
2003	7.680006	10.779925	40.36%	46,023
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	15.653045	17.400667	11.16%	20,162
2011	15.828384	15.653045	-1.11%	13,266
2010	14.036656	15.828384	12.76%	14,375
2009	12.065566	14.036656	16.34%	10,792
2008	14.360690	12.065566	-15.98%	18,788
2007	13.343271	14.360690	7.62%	25,364
2006	12.664197	13.343271	5.36%	29,653
2005	12.577343	12.664197	0.69%	20,904
2004	11.805665	12.577343	6.45%	23,842
2003	10.256033	11.805665	15.11%	25,181
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	10.837253	12.415604	14.56%	22,554
2011	11.064686	10.837253	-2.06%	25,170
2010	9.722903	11.064686	13.80%	23,907
2009	7.731681	9.722903	25.75%	26,007
2008	12.822414	7.731681	-39.70%	26,797
2007	12.531788	12.822414	2.32%	41,940
2006	11.114107	12.531788	12.76%	49,770
2005	10.697373	11.114107	3.90%	48,615
2004	9.975566	10.697373	7.24%	51,445
2003	8.030134	9.975566	24.23%	43,529
80

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.401817	14.674413	28.70%	6,400
2011	10.512665	11.401817	8.46%	6,273
2010*	10.000000	10.512665	5.13%	3,461
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.398966	12.228538	7.28%	11,950
2011	11.006698	11.398966	3.56%	12,578
2010	10.483703	11.006698	4.99%	13,380
2009	9.755312	10.483703	7.47%	3,335
2008	11.088437	9.755312	-12.02%	4,527
2007	10.727232	11.088437	3.37%	5,826
2006	10.542363	10.727232	1.75%	5,868
2005	10.323495	10.542363	2.12%	2,483
2004	10.096155	10.323495	2.25%	0
2003*	10.000000	10.096155	0.96%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	35.425248	35.982254	1.57%	2,516
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.610602	-3.89%	0
81

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	10.749374	12.375691	15.13%	3,703
2011	10.319559	10.749374	4.17%	4,153
2010	9.316217	10.319559	10.77%	5,815
2009	7.882902	9.316217	18.18%	7,792
2008	13.536137	7.882902	-41.76%	8,053
2007	13.146648	13.536137	2.96%	8,565
2006	11.443375	13.146648	14.88%	8,046
2005	11.140499	11.443375	2.72%	8,049
2004	10.200035	11.140499	9.22%	8,684
2003	7.857834	10.200035	29.81%	6,378
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
2012	10.069527	11.482080	14.03%	1,930
2011	10.600658	10.069527	-5.48%	2,104
2010	9.828549	10.600658	7.86%	5,080
2009	7.299966	9.828549	34.64%	7,912
2008	12.353201	7.299966	-40.91%	7,940
2007	11.073312	12.353201	11.56%	8,441
2006	11.348523	11.073312	-2.43%	9,051
2005	10.062326	11.348523	12.78%	10,279
2004	9.457514	10.062326	6.40%	11,896
2003	7.806581	9.457514	21.15%	14,870
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.392105	17.905929	16.33%	5,353
2011	17.152655	15.392105	-10.26%	5,742
2010	13.797970	17.152655	24.31%	7,855
2009	9.849380	13.797970	40.09%	9,008
2008	15.610701	9.849380	-36.91%	9,089
2007	15.659239	15.610701	-0.31%	9,607
2006	13.962541	15.659239	12.15%	9,841
2005	13.333520	13.962541	4.72%	10,164
2004	11.402842	13.333520	16.93%	10,238
2003	8.241495	11.402842	38.36%	12,072
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.432801	14.164666	5.45%	0
2011	12.240643	13.432801	9.74%	0
2010	11.857942	12.240643	3.23%	0
2009	10.956148	11.857942	8.23%	0
2008	11.337083	10.956148	-3.36%	1,184
2007	10.544885	11.337083	7.51%	1,287
2006	10.569860	10.544885	-0.24%	1,407
2005	10.597463	10.569860	-0.26%	1,314
2004	10.199070	10.597463	3.91%	19,558
2003*	10.000000	10.199070	1.99%	0
82

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.055894	12.426006	12.39%	2,518
2011	10.945423	11.055894	1.01%	2,587
2010	9.789078	10.945423	11.81%	2,622
2009	8.464126	9.789078	15.65%	3,583
2008	13.205766	8.464126	-35.91%	3,571
2007	13.507735	13.205766	-2.24%	3,564
2006	11.774833	13.507735	14.72%	3,576
2005	11.471820	11.774833	2.64%	3,559
2004	10.377175	11.471820	10.55%	3,349
2003	8.179604	10.377175	26.87%	2,274
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ
2012	10.353657	11.356224	9.68%	0
2011	10.474814	10.353657	-1.16%	0
2010	9.312176	10.474814	12.49%	0
2009	7.106441	9.312176	31.04%	0
2008	11.062748	7.106441	-35.76%	0
2007	10.481112	11.062748	5.55%	0
2006	9.795279	10.481112	7.00%	0
2005	9.650802	9.795279	1.50%	0
2004	9.276719	9.650802	4.03%	0
2003	7.512102	9.276719	23.49%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	12.465137	13.481134	8.15%	351
2011	11.672976	12.465137	6.79%	1,086
2010	10.332319	11.672976	12.98%	2,810
2009	8.608189	10.332319	20.03%	3,471
2008	12.473584	8.608189	-30.99%	3,380
2007	11.888853	12.473584	4.92%	4,053
2006	10.417681	11.888853	14.12%	4,522
2005	10.188565	10.417681	2.25%	4,547
2004	9.900442	10.188565	2.91%	4,540
2003	8.343929	9.900442	18.65%	4,438
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2012	17.227452	19.336737	12.24%	2,215
2011	16.719424	17.227452	3.04%	2,482
2010	14.884896	16.719424	12.32%	2,619
2009	9.940896	14.884896	49.73%	3,046
2008	13.697683	9.940896	-27.43%	3,967
2007	13.519483	13.697683	1.32%	4,377
2006	12.450849	13.519483	8.58%	4,576
2005	12.396863	12.450849	0.44%	5,241
2004	11.459710	12.396863	8.18%	5,349
2003	9.581547	11.459710	19.60%	12,723
83

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.047263	10.855234	8.04%	372
2011	10.827528	10.047263	-7.21%	758
2010	9.756727	10.827528	10.98%	781
2009	8.771912	9.756727	11.23%	364
2008	12.700950	8.771912	-30.93%	874
2007	11.797557	12.700950	7.66%	874
2006	10.375693	11.797557	13.70%	1,960
2005	10.389216	10.375693	-0.13%	1,961
2004	9.877373	10.389216	5.18%	1,961
2003	8.119551	9.877373	21.65%	1,961
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	13.213554	14.200816	7.47%	3,315
2011	13.192521	13.213554	0.16%	2,942
2010	12.406760	13.192521	6.33%	3,130
2009	10.514771	12.406760	17.99%	8,075
2008	11.582313	10.514771	-9.22%	13,268
2007	11.219084	11.582313	3.24%	9,354
2006	10.993256	11.219084	2.05%	10,623
2005	11.084790	10.993256	-0.83%	10,789
2004	10.925276	11.084790	1.46%	11,950
2003	10.652603	10.925276	2.56%	15,203
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	11.047320	12.698176	14.94%	24,035
2011	11.176221	11.047320	-1.15%	25,311
2010	9.903591	11.176221	12.85%	30,391
2009	7.764744	9.903591	27.55%	36,338
2008	13.827120	7.764744	-43.84%	45,664
2007	13.905037	13.827120	-0.56%	48,315
2006	11.806283	13.905037	17.78%	51,253
2005	11.387718	11.806283	3.68%	53,757
2004	10.425297	11.387718	9.23%	52,971
2003	8.164523	10.425297	27.69%	57,229
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	10.244015	11.508023	12.34%	82
2011	10.434787	10.244015	-1.83%	82
2010	8.578813	10.434787	21.63%	6,647
2009	6.826915	8.578813	25.66%	10,220
2008	13.194419	6.826915	-48.26%	14,098
2007	10.609150	13.194419	24.37%	17,134
2006	10.136851	10.609150	4.66%	18,091
2005	9.783753	10.136851	3.61%	18,613
2004	9.661426	9.783753	1.27%	18,613
2003	7.422855	9.661426	30.16%	17,115
84

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	18.524449	20.839227	12.50%	3,996
2011	21.159842	18.524449	-12.45%	4,923
2010	16.759015	21.159842	26.26%	7,498
2009	12.211721	16.759015	37.24%	9,932
2008	20.591651	12.211721	-40.70%	11,995
2007	18.182275	20.591651	13.25%	11,432
2006	16.471657	18.182275	10.39%	11,972
2005	14.212139	16.471657	15.90%	12,767
2004	11.609925	14.212139	22.41%	13,348
2003	8.551452	11.609925	35.77%	15,332
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.444442	13.536187	18.28%	1,710
2011	14.107146	11.444442	-18.87%	4,571
2010	12.732468	14.107146	10.80%	8,037
2009	10.274076	12.732468	23.93%	10,636
2008	18.665413	10.274076	-44.96%	12,046
2007	16.238992	18.665413	14.94%	10,739
2006	14.035628	16.238992	15.70%	8,751
2005	12.036287	14.035628	16.61%	9,654
2004	10.816363	12.036287	11.28%	10,160
2003	7.702512	10.816363	40.43%	15,789
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	12.518771	15.619996	24.77%	1,064
2011	14.014427	12.518771	-10.67%	4,721
2010	11.295954	14.014427	24.07%	4,721
2009	7.319656	11.295954	54.32%	5,685
2008	15.301943	7.319656	-52.17%	5,884
2007	14.779766	15.301943	3.53%	6,137
2006	12.973138	14.779766	13.93%	6,225
2005	12.897254	12.973138	0.59%	6,246
2004	11.536990	12.897254	11.79%	5,812
2003	7.465607	11.536990	54.54%	5,137
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	10.150694	11.302953	11.35%	4,806
2011	11.042015	10.150694	-8.07%	5,981
2010	9.404268	11.042015	17.41%	6,902
2009	5.781477	9.404268	62.66%	8,626
2008	11.570529	5.781477	-50.03%	8,701
2007	10.102344	11.570529	14.53%	9,240
2006	10.023929	10.102344	0.78%	14,584
2005	9.482808	10.023929	5.71%	15,129
2004	9.043712	9.482808	4.86%	16,131
2003	7.249419	9.043712	24.75%	17,932
85

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2012	11.535044	13.470544	16.78%	9,399
2011	11.999005	11.535044	-3.87%	11,517
2010	10.561136	11.999005	13.61%	14,785
2009	8.375466	10.561136	26.10%	20,320
2008	13.285807	8.375466	-36.96%	25,815
2007	13.853240	13.285807	-4.10%	28,074
2006	12.156032	13.853240	13.96%	32,394
2005	11.889563	12.156032	2.24%	33,333
2004	10.310551	11.889563	15.31%	33,922
2003	8.028951	10.310551	28.42%	38,871
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2012	10.302360	11.493694	11.56%	115
2011	10.521697	10.302360	-2.08%	971
2010	9.807371	10.521697	7.28%	0
2009	7.803522	9.807371	25.68%	0
2008	11.404908	7.803522	-31.58%	2,098
2007	10.766801	11.404908	5.93%	2,693
2006*	10.000000	10.766801	7.67%	2,693
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.706928	-2.93%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2012	8.974874	10.260323	14.32%	5,305
2011	9.739480	8.974874	-7.85%	5,447
2010	7.676080	9.739480	26.88%	5,626
2009	5.533983	7.676080	38.71%	7,437
2008	11.642516	5.533983	-52.47%	8,401
2007	10.827448	11.642516	7.53%	9,278
2006	10.777843	10.827448	0.46%	11,558
2005	10.669951	10.777843	1.01%	14,143
2004	9.499597	10.669951	12.32%	15,609
2003	7.081227	9.499597	34.15%	16,397
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	13.041164	15.482049	18.72%	1,166
2011	14.836785	13.041164	-12.10%	2,028
2010	11.114037	14.836785	33.50%	3,049
2009	6.946733	11.114037	59.99%	3,080
2008	11.696933	6.946733	-40.61%	3,088
2007	11.650325	11.696933	0.40%	3,462
2006	10.505005	11.650325	10.90%	3,165
2005	10.184579	10.505005	3.15%	3,217
2004	9.764932	10.184579	4.30%	4,266
2003	7.452336	9.764932	31.03%	3,876
86

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.702176	14.454038	13.79%	986
2011	12.995137	12.702176	-2.25%	1,422
2010	11.898593	12.995137	9.22%	1,476
2009	9.895116	11.898593	20.25%	1,521
2008	14.982427	9.895116	-33.96%	1,137
2007	14.181624	14.982427	5.65%	1,138
2006	11.983493	14.181624	18.34%	1,051
2005	11.461310	11.983493	4.56%	1,277
2004	10.164432	11.461310	12.76%	1,708
2003	8.299980	10.164432	22.46%	628
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.334130	11.764382	13.84%	95
2011	10.713597	10.334130	-3.54%	0
2010*	10.000000	10.713597	7.14%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.597116	15.280576	12.38%	15,392
2011	13.778810	13.597116	-1.32%	16,563
2010	12.400366	13.778810	11.12%	19,879
2009*	10.000000	12.400366	24.00%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.097256	9.960342	9.49%	0
2011	9.567920	9.097256	-4.92%	0
2010	7.884037	9.567920	21.36%	0
2009	6.103762	7.884037	29.17%	0
2008*	10.000000	6.103762	-38.96%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.436873	12.070883	5.54%	465
2011	10.962081	11.436873	4.33%	0
2010	10.454385	10.962081	4.86%	0
2009	9.803732	10.454385	6.64%	0
2008*	10.000000	9.803732	-1.96%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.736949	19.215306	14.81%	244
2011	22.017490	16.736949	-23.98%	287
2010	19.346780	22.017490	13.80%	184
2009	12.080137	19.346780	60.15%	184
2008	29.195921	12.080137	-58.62%	0
2007	20.442522	29.195921	42.82%	0
2006	15.243606	20.442522	34.11%	0
2005	11.715831	15.243606	30.11%	0
2004*	10.000000	11.715831	17.16%	0
87

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2012	13.325714	13.446946	0.91%	4,915
2011	12.681226	13.325714	5.08%	9,120
2010	12.354746	12.681226	2.64%	19,027
2009	12.282804	12.354746	0.59%	24,050
2008	11.636945	12.282804	5.55%	35,647
2007	11.085150	11.636945	4.98%	29,358
2006	10.959105	11.085150	1.15%	26,077
2005	10.833311	10.959105	1.16%	26,293
2004	10.709351	10.833311	1.16%	30,578
2003	10.715948	10.709351	-0.06%	35,775
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.368585	14.076979	13.81%	6,923
2011	13.110280	12.368585	-5.66%	6,923
2010	11.646645	13.110280	12.57%	6,923
2009	9.323591	11.646645	24.92%	6,923
2008	15.033743	9.323591	-37.98%	6,923
2007	14.449858	15.033743	4.04%	7,551
2006	12.590217	14.449858	14.77%	7,551
2005	11.878188	12.590217	5.99%	7,551
2004	10.607956	11.878188	11.97%	48,838
2003	8.191707	10.607956	29.50%	48,710
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.238415	12.639579	3.28%	0
2011	12.107364	12.238415	1.08%	0
2010	11.643153	12.107364	3.99%	0
2009	10.869146	11.643153	7.12%	0
2008	11.777759	10.869146	-7.71%	0
2007	11.382309	11.777759	3.47%	0
2006	10.917407	11.382309	4.26%	0
2005	10.761107	10.917407	1.45%	0
2004	10.471187	10.761107	2.77%	4,228
2003	9.881785	10.471187	5.96%	16,160
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.618607	13.730648	8.81%	0
2011	12.854611	12.618607	-1.84%	23,092
2010	11.802072	12.854611	8.92%	23,092
2009	10.088008	11.802072	16.99%	23,792
2008	13.375677	10.088008	-24.58%	27,385
2007	12.892538	13.375677	3.75%	45,104
2006	11.789697	12.892538	9.35%	42,843
2005	11.396138	11.789697	3.45%	33,916
2004	10.594686	11.396138	7.56%	113,858
2003	8.986775	10.594686	17.89%	110,682
88

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.634880	14.114159	11.71%	0
2011	13.145555	12.634880	-3.88%	0
2010	11.863738	13.145555	10.80%	6,625
2009	9.712156	11.863738	22.15%	12,935
2008	14.415677	9.712156	-32.63%	24,394
2007	13.830716	14.415677	4.23%	41,514
2006	12.295645	13.830716	12.48%	39,244
2005	11.693395	12.295645	5.15%	39,244
2004	10.623053	11.693395	10.08%	80,711
2003	8.541750	10.623053	24.37%	80,222
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.680847	13.453194	6.09%	267
2011	12.651820	12.680847	0.23%	267
2010	11.872501	12.651820	6.56%	267
2009	10.553393	11.872501	12.50%	30,692
2008	12.650005	10.553393	-16.57%	93,452
2007	12.170043	12.650005	3.94%	102,526
2006	11.429780	12.170043	6.48%	106,945
2005	11.139003	11.429780	2.61%	112,627
2004	10.585351	11.139003	5.23%	140,083
2003	9.480584	10.585351	11.65%	159,647
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.143632	15.284154	16.29%	22,361
2011	13.726542	13.143632	-4.25%	33,770
2010	12.880958	13.726542	6.56%	38,955
2009*	10.000000	12.880958	28.81%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.624795	10.433032	-1.80%	265
2011	10.819000	10.624795	-1.80%	11,310
2010	11.017294	10.819000	-1.80%	11,346
2009	11.214533	11.017294	-1.76%	9,700
2008	11.190282	11.214533	0.22%	10,379
2007	10.875311	11.190282	2.90%	14,595
2006	10.594160	10.875311	2.65%	6,376
2005	10.507467	10.594160	0.83%	13,664
2004	10.613949	10.507467	-1.00%	98,416
2003	10.741301	10.613949	-1.19%	119,753
89

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	15.089351	16.632177	10.22%	100
2011	14.557591	15.089351	3.65%	100
2010	13.405083	14.557591	8.60%	100
2009	10.975002	13.405083	22.14%	899
2008	13.512748	10.975002	-18.78%	1,831
2007	13.153432	13.512748	2.73%	1,831
2006	12.775749	13.153432	2.96%	4,012
2005	12.731721	12.775749	0.35%	4,546
2004	12.169900	12.731721	4.62%	29,491
2003	11.053628	12.169900	10.10%	32,363
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.694699	9.984728	14.84%	0
2011	10.590722	8.694699	-17.90%	0
2010	10.188621	10.590722	3.95%	0
2009	8.012406	10.188621	27.16%	0
2008	15.237873	8.012406	-47.42%	0
2007	15.111008	15.237873	0.84%	0
2006	12.570579	15.111008	20.21%	0
2005	11.449228	12.570579	9.79%	0
2004*	10.000000	11.449228	14.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.666770	9.902284	14.26%	0
2011	9.089459	8.666770	-4.65%	225
2010	8.013096	9.089459	13.43%	1,400
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.592706	9.799546	14.04%	87
2011	9.042175	8.592706	-4.97%	87
2010	7.981912	9.042175	13.28%	87
2009	6.283783	7.981912	27.02%	87
2008*	10.000000	6.283783	-37.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.012466	9.252011	15.47%	5,377
2011	8.688406	8.012466	-7.78%	5,842
2010	7.847341	8.688406	10.72%	7,162
2009	6.271938	7.847341	25.12%	10,226
2008*	10.000000	6.271938	-37.28%	0
90

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	9.464147	10.510179	11.05%	0
2011	9.720996	9.464147	-2.64%	0
2010	7.912602	9.720996	22.85%	0
2009	6.335294	7.912602	24.90%	473
2008	12.067428	6.335294	-47.50%	473
2007	11.223554	12.067428	7.52%	473
2006	11.097457	11.223554	1.14%	2,141
2005	10.488879	11.097457	5.80%	2,066
2004	9.438241	10.488879	11.13%	2,105
2003	7.169139	9.438241	31.65%	2,634
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	12.540984	14.815254	18.13%	50
2011	13.506996	12.540984	-7.15%	265
2010	10.875208	13.506996	24.20%	273
2009	8.799104	10.875208	23.59%	282
2008	13.235929	8.799104	-33.52%	293
2007	14.530365	13.235929	-8.91%	303
2006	12.635672	14.530365	14.99%	1,941
2005	12.518422	12.635672	0.94%	1,950
2004	10.895911	12.518422	14.89%	2,540
2003	7.092082	10.895911	53.63%	4,491
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	13.774914	15.586042	13.15%	8,279
2011	14.891067	13.774914	-7.50%	8,252
2010	12.133003	14.891067	22.73%	11,321
2009	9.190986	12.133003	32.01%	13,871
2008	15.183263	9.190986	-39.47%	18,123
2007	15.175620	15.183263	0.05%	20,246
2006	13.827957	15.175620	9.75%	21,676
2005	12.571295	13.827957	10.00%	22,065
2004	10.777250	12.571295	16.65%	22,937
2003	7.804846	10.777250	38.08%	21,102
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	10.404217	11.631226	11.79%	3,113
2011	10.554618	10.404217	-1.42%	3,128
2010	9.492695	10.554618	11.19%	3,143
2009	7.699081	9.492695	23.30%	4,170
2008	13.428112	7.699081	-42.66%	3,586
2007	12.675097	13.428112	5.94%	3,875
2006	11.381541	12.675097	11.37%	4,016
2005	10.827330	11.381541	5.12%	4,053
2004	10.066083	10.827330	7.56%	6,398
2003	8.056265	10.066083	24.95%	6,324
91

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.582558	10.895179	13.70%	11,234
2011	9.162198	9.582558	4.59%	11,571
2010	7.166841	9.162198	27.84%	14,214
2009	5.578250	7.166841	28.48%	20,796
2008*	10.000000	5.578250	-44.22%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.977287	10.248431	2.72%	844
2011	10.130421	9.977287	-1.51%	1,997
2010	9.798254	10.130421	3.39%	1,997
2009	8.804455	9.798254	11.29%	2,641
2008	10.356657	8.804455	-14.99%	2,641
2007	10.067167	10.356657	2.88%	2,641
2006	9.837808	10.067167	2.33%	4,046
2005	9.875108	9.837808	-0.38%	4,046
2004	9.978359	9.875108	-1.03%	25,019
2003*	10.000000	9.978359	-0.22%	4,396
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.145825	11.910209	6.86%	0
2011	11.471366	11.145825	-2.84%	0
2010	9.766186	11.471366	17.46%	0
2009	8.101737	9.766186	20.54%	0
2008	13.631259	8.101737	-40.57%	0
2007	13.811409	13.631259	-1.30%	0
2006	13.362127	13.811409	3.36%	0
2005	13.223200	13.362127	1.05%	0
2004	12.036021	13.223200	9.86%	0
2003	9.800182	12.036021	22.81%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.272521	13.374261	8.98%	129
2011	12.894234	12.272521	-4.82%	129
2010	10.687698	12.894234	20.65%	129
2009	8.281138	10.687698	29.06%	129
2008	13.926091	8.281138	-40.54%	129
2007	13.179347	13.926091	5.67%	106
2006	11.802919	13.179347	11.66%	0
2005	11.247371	11.802919	4.94%	0
2004*	10.000000	11.247371	12.47%	0
92

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.589818	22.129261	19.04%	8,570
2011	20.636366	18.589818	-9.92%	11,186
2010	18.119752	20.636366	13.89%	11,685
2009	13.208510	18.119752	37.18%	12,567
2008	22.491279	13.208510	-41.27%	16,616
2007	21.540637	22.491279	4.41%	16,730
2006	18.637621	21.540637	15.58%	18,990
2005	16.598363	18.637621	12.29%	19,744
2004	14.180467	16.598363	17.05%	38,640
2003*	10.000000	14.180467	41.80%	28,999
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	13.837764	16.434966	18.77%	7,314
2011	15.404544	13.837764	-10.17%	13,207
2010	13.557698	15.404544	13.62%	15,918
2009	9.907268	13.557698	36.85%	17,890
2008	16.908602	9.907268	-41.41%	19,128
2007	16.233075	16.908602	4.16%	21,153
2006	14.084235	16.233075	15.26%	23,509
2005	12.573729	14.084235	12.01%	26,173
2004	10.770768	12.573729	16.74%	28,425
2003	7.677386	10.770768	40.29%	29,267
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	15.576205	17.306406	11.11%	1,449
2011	15.758690	15.576205	-1.16%	1,471
2010	13.981954	15.758690	12.71%	2,362
2009	12.024660	13.981954	16.28%	3,433
2008	14.319292	12.024660	-16.02%	7,435
2007	13.311627	14.319292	7.57%	7,661
2006	12.640586	13.311627	5.31%	6,284
2005	12.560267	12.640586	0.64%	6,182
2004	11.795636	12.560267	6.48%	6,540
2003	10.252549	11.795636	15.05%	9,845
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	10.784048	12.348357	14.51%	3,646
2011	11.015954	10.784048	-2.11%	5,295
2010	9.685014	11.015954	13.74%	5,285
2009	7.705471	9.685014	25.69%	8,064
2008	12.785469	7.705471	-39.73%	8,986
2007	12.502076	12.785469	2.27%	10,224
2006	11.093376	12.502076	12.70%	11,300
2005	10.682830	11.093376	3.84%	13,488
2004	9.967086	10.682830	7.18%	13,640
2003	8.027393	9.967086	24.16%	13,001
93

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.392176	14.654528	28.64%	0
2011	10.509110	11.392176	8.40%	173
2010*	10.000000	10.509110	5.09%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.348781	12.168491	7.22%	0
2011	10.963809	11.348781	3.51%	0
2010	10.448159	10.963809	4.94%	0
2009	9.727192	10.448159	7.41%	0
2008	11.062118	9.727192	-12.07%	378
2007	10.707238	11.062118	3.31%	377
2006	10.528053	10.707238	1.70%	418
2005	10.314724	10.528053	2.07%	398
2004	10.092718	10.314724	2.20%	105
2003*	10.000000	10.092718	0.93%	162
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	35.197643	35.732822	1.52%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.607335	-3.93%	0
94

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	10.644008	12.241869	15.01%	0
2011	10.228803	10.644008	4.06%	0
2010	9.243689	10.228803	10.66%	0
2009	7.829510	9.243689	18.06%	0
2008	13.458206	7.829510	-41.82%	0
2007	13.084357	13.458206	2.86%	0
2006	11.400722	13.084357	14.77%	0
2005	11.110256	11.400722	2.61%	266
2004	10.182701	11.110256	9.11%	304
2003	7.852473	10.182701	29.68%	304
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
2012	9.970827	11.357939	13.91%	0
2011	10.507435	9.970827	-5.58%	0
2010	9.752041	10.507435	7.75%	1,647
2009	7.250522	9.752041	34.50%	2,274
2008	12.282065	7.250522	-40.97%	1,155
2007	11.020828	12.282065	11.44%	1,155
2006	11.306215	11.020828	-2.52%	1,155
2005	10.034996	11.306215	12.67%	1,155
2004	9.441441	10.034996	6.29%	5,085
2003	7.801254	9.441441	21.02%	5,104
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.241277	17.712370	16.21%	3,443
2011	17.001868	15.241277	-10.36%	7,839
2010	13.690588	17.001868	24.19%	8,448
2009	9.782682	13.690588	39.95%	8,530
2008	15.520845	9.782682	-36.97%	8,529
2007	15.585059	15.520845	-0.41%	8,531
2006	13.910520	15.585059	12.04%	9,427
2005	13.297328	13.910520	4.61%	9,563
2004	11.383477	13.297328	16.81%	9,199
2003	8.235872	11.383477	38.22%	7,775
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.314697	14.025791	5.34%	3,580
2011	12.145344	13.314697	9.63%	3,580
2010	11.777617	12.145344	3.12%	3,694
2009	10.893024	11.777617	8.12%	4,936
2008	11.283253	10.893024	-3.46%	5,062
2007	10.505573	11.283253	7.40%	1,087
2006	10.541159	10.505573	-0.34%	0
2005	10.579432	10.541159	-0.36%	0
2004	10.192099	10.579432	3.80%	1,383
2003*	10.000000	10.192009	1.92%	0
95

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	10.947513	12.291636	12.28%	342
2011	10.849149	10.947513	0.91%	2,469
2010	9.712855	10.849149	11.70%	2,469
2009	8.406785	9.712855	15.54%	3,740
2008	13.129697	8.406785	-35.97%	3,740
2007	13.443690	13.129697	-2.34%	5,333
2006	11.730917	13.443690	14.60%	5,053
2005	11.440656	11.730917	2.54%	6,039
2004	10.359545	11.440656	10.44%	3,572
2003	8.174024	10.359545	26.74%	1,404
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ
2012	10.252185	11.233443	9.57%	0
2011	10.382696	10.252185	-1.26%	0
2010	9.239688	10.382696	12.37%	0
2009	7.058304	9.239688	30.91%	183
2008	10.999041	7.058304	-35.83%	183
2007	10.431442	10.999041	5.44%	185
2006	9.758759	10.431442	6.89%	185
2005	9.624597	9.758759	1.39%	185
2004	9.260971	9.624597	3.93%	185
2003	7.506973	9.260971	23.36%	185
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	12.343009	13.335428	8.04%	0
2011	11.570362	12.343009	6.68%	0
2010	10.251926	11.570362	12.86%	87
2009	8.549909	10.251926	19.91%	2,106
2008	12.401780	8.549909	-31.06%	3,399
2007	11.832526	12.401780	4.81%	3,395
2006	10.378858	11.832526	14.01%	3,764
2005	10.160906	10.378858	2.15%	3,975
2004	9.883619	10.160906	2.81%	5,067
2003	8.338234	9.883619	18.53%	4,735
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2012	17.058701	19.127778	12.13%	0
2011	16.572480	17.058701	2.93%	0
2010	14.769100	16.572480	12.21%	0
2009	9.873596	14.769100	49.58%	0
2008	13.618828	9.873596	-27.50%	474
2007	13.455423	13.618828	1.21%	2,275
2006	12.404441	13.455423	8.47%	3,109
2005	12.363213	12.404441	0.33%	3,675
2004	11.440252	12.363213	8.07%	3,534
2003	9.575028	11.440252	19.48%	4,480
96

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	9.948790	10.737865	7.93%	0
2011	10.732308	9.948790	-7.30%	0
2010	9.680769	10.732308	10.86%	0
2009	8.712504	9.680769	11.11%	0
2008	12.627823	8.712504	-31.01%	0
2007	11.741658	12.627823	7.55%	0
2006	10.337029	11.741658	13.59%	3,768
2005	10.361019	10.337029	-0.23%	3,768
2004	9.860592	10.361019	5.08%	3,768
2003	8.114008	9.860592	21.53%	3,768
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	13.084085	14.047322	7.36%	6,364
2011	13.076535	13.084085	0.06%	6,781
2010	12.310203	13.076535	6.23%	8,061
2009	10.443560	12.310203	17.87%	11,928
2008	11.515596	10.443560	-9.31%	15,939
2007	11.165898	11.515596	3.13%	13,530
2006	10.952255	11.165898	1.95%	14,527
2005	11.054682	10.952255	-0.93%	14,206
2004	10.906708	11.054682	1.36%	16,320
2003	10.645349	10.906708	2.46%	14,620
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	10.939068	12.560910	14.83%	18,967
2011	11.077962	10.939068	-1.25%	25,750
2010	9.826507	11.077962	12.74%	39,260
2009	7.712160	9.826507	27.42%	41,253
2008	13.747516	7.712160	-43.90%	47,352
2007	13.839153	13.747516	-0.66%	50,377
2006	11.762279	13.839153	17.66%	49,373
2005	11.356793	11.762279	3.57%	51,906
2004	10.407582	11.356793	9.12%	53,604
2003	8.158949	10.407582	27.56%	46,470
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	10.143602	11.383590	12.22%	3,317
2011	10.343013	10.143602	-1.93%	2,131
2010	8.512015	10.343013	21.51%	5,590
2009	6.780665	8.512015	25.53%	4,540
2008	13.118435	6.780665	-48.31%	8,184
2007	10.558853	13.118435	24.24%	8,963
2006	10.099060	10.558853	4.55%	8,406
2005	9.757193	10.099060	3.50%	8,845
2004	9.645013	9.757193	1.16%	8,541
2003	7.417784	9.645013	30.03%	9,356
97

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	18.342880	20.613904	12.38%	6,274
2011	20.973783	18.342880	-12.54%	6,812
2010	16.628566	20.973783	26.13%	8,728
2009	12.129020	16.628566	37.10%	15,803
2008	20.473098	12.129020	-40.76%	16,960
2007	18.096123	20.473098	13.14%	18,457
2006	16.410270	18.096123	10.27%	17,193
2005	14.173560	16.410270	15.78%	20,046
2004	11.590198	14.173560	22.29%	19,842
2003	8.545619	11.590198	35.63%	15,703
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.332313	13.389893	18.16%	7,987
2011	13.983161	11.332313	-18.96%	8,336
2010	12.633413	13.983161	10.68%	8,773
2009	10.204540	12.633413	23.80%	12,766
2008	18.558027	10.204540	-45.01%	17,994
2007	16.162112	18.558027	14.82%	24,925
2006	13.983368	16.162112	15.58%	22,655
2005	12.003650	13.983368	16.49%	22,499
2004	10.798013	12.003650	11.17%	23,148
2003	7.697965	10.798013	40.28%	21,573
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	12.396020	15.451052	24.65%	0
2011	13.891135	12.396020	-10.76%	0
2010	11.207976	13.891135	23.94%	0
2009	7.270052	11.207976	54.17%	0
2008	15.213814	7.270052	-52.21%	2,126
2007	14.709714	15.213814	3.43%	2,737
2006	12.924776	14.709714	13.81%	4,499
2005	12.862234	12.924776	0.49%	4,634
2004	11.517386	12.862234	11.68%	6,846
2003	7.460508	11.517386	54.38%	4,499
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	10.051210	11.180748	11.24%	378
2011	10.944913	10.051210	-8.17%	9,319
2010	9.331049	10.944913	17.30%	9,916
2009	5.742304	9.331049	62.50%	12,092
2008	11.503890	5.742304	-50.08%	11,603
2007	10.054458	11.503890	14.42%	11,605
2006	9.986559	10.054458	0.68%	11,911
2005	9.457059	9.986559	5.60%	12,070
2004	9.028350	9.457059	4.75%	13,265
2003	7.244473	9.028350	24.62%	8,313
98

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2012	11.422003	13.324918	16.66%	20,369
2011	11.893509	11.422003	-3.96%	32,013
2010	10.478937	11.893509	13.50%	35,897
2009	8.318749	10.478937	25.97%	38,170
2008	13.209330	8.318749	-37.02%	42,980
2007	13.787610	13.209330	-4.19%	44,462
2006	12.110728	13.787610	13.85%	45,168
2005	11.857297	12.110728	2.14%	47,507
2004	10.293049	11.857297	15.20%	49,174
2003	8.023481	10.293049	28.29%	41,688
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2012	10.242914	11.415701	11.45%	4,344
2011	10.471637	10.242914	-2.18%	4,344
2010	9.770655	10.471637	7.17%	4,344
2009	7.782231	9.770655	25.55%	5,522
2008	11.385420	7.782231	-31.65%	5,522
2007	10.759431	11.385420	5.82%	2,556
2006*	10.000000	10.759431	7.59%	2,556
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.700224	-3.00%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2012	8.886881	10.149368	14.21%	8,603
2011	9.653803	8.886881	-7.94%	8,603
2010	7.616303	9.653803	26.75%	8,603
2009	5.496490	7.616303	38.57%	8,949
2008	11.575480	5.496490	-52.52%	9,413
2007	10.776142	11.575480	7.42%	9,413
2006	10.737690	10.776142	0.36%	9,413
2005	10.641002	10.737690	0.91%	9,704
2004	9.483473	10.641002	12.21%	15,793
2003	7.076398	9.483473	34.02%	15,813
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	12.913310	15.314613	18.60%	1,334
2011	14.706291	12.913310	-12.19%	1,334
2010	11.027501	14.706291	33.36%	2,299
2009	6.899662	11.027501	59.83%	1,798
2008	11.629557	6.899662	-40.67%	2,686
2007	11.595091	11.629557	0.30%	3,929
2006	10.465834	11.595091	10.79%	4,099
2005	10.156918	10.465834	3.04%	3,929
2004	9.748341	10.156918	4.19%	9,638
2003	7.447255	9.748341	30.90%	9,638
99

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.577680	14.297758	13.68%	503
2011	12.880874	12.577680	-2.35%	7,087
2010	11.805985	12.880874	9.10%	7,519
2009	9.828108	11.805985	20.12%	8,591
2008	14.896162	9.828108	-34.02%	9,115
2007	14.114424	14.896162	5.54%	9,115
2006	11.938834	14.114424	18.22%	9,115
2005	11.430198	11.938834	4.45%	9,369
2004	10.147167	11.430198	12.64%	9,369
2003	8.294320	10.147167	22.34%	9,645
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.316656	11.732494	13.72%	179
2011	10.706363	10.316656	-3.64%	191
2010*	10.000000	10.706363	7.06%	191
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.560253	15.223591	12.27%	9,661
2011	13.755440	13.560253	-1.42%	9,928
2010	12.391945	13.755440	11.00%	18,341
2009*	10.000000	12.391945	23.92%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.063330	9.913066	9.38%	0
2011	9.541935	9.063330	-5.02%	0
2010	7.870627	9.541935	21.23%	0
2009	6.099597	7.870627	29.04%	0
2008*	10.000000	6.099597	-39.00%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.394264	12.013637	5.44%	0
2011	10.932331	11.394264	4.23%	0
2010	10.436645	10.932331	4.75%	0
2009	9.797071	10.436645	6.53%	0
2008*	10.000000	9.797071	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.606813	19.046444	14.69%	472
2011	21.868555	16.606813	-24.06%	710
2010	19.235464	21.868555	13.69%	1,564
2009	12.022868	19.235464	59.99%	1,724
2008	29.087277	12.022868	-58.67%	1,655
2007	20.387298	29.087277	42.67%	2,438
2006	15.217878	20.387298	33.97%	1,723
2005	11.707931	15.217878	29.98%	3,411
2004*	10.000000	11.707931	17.08%	1,010
100

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2012	13.195134	13.301586	0.81%	3,662
2011	12.569731	13.195134	4.98%	6,152
2010	12.258601	12.569731	2.54%	9,247
2009	12.199644	12.258601	0.48%	19,014
2008	11.569930	12.199644	5.44%	24,771
2007	11.032608	11.569930	4.87%	34,049
2006	10.918255	11.032608	1.05%	36,348
2005	10.803901	10.918255	1.06%	38,773
2004	10.691166	10.803901	1.05%	41,180
2003	10.708659	10.691166	-0.16%	45,709
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.244088	13.921060	13.70%	531
2011	12.991525	12.244088	-5.75%	531
2010	11.552908	12.991525	12.45%	531
2009	9.257978	11.552908	24.79%	531
2008	14.943186	9.257978	-38.05%	0
2007	14.377533	14.943186	3.93%	0
2006	12.539933	14.377533	14.65%	0
2005	11.842767	12.539933	5.89%	5,591
2004	10.587104	11.842767	11.86%	6,755
2003	8.183923	10.587104	29.36%	6,780
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.115229	12.499580	3.17%	2,128
2011	11.997676	12.115229	0.98%	8,245
2010	11.549430	11.997676	3.88%	2,148
2009	10.792642	11.549430	7.01%	3,131
2008	11.706779	10.792642	-7.81%	1,308
2007	11.325309	11.706779	3.37%	1,308
2006	10.873772	11.325309	4.15%	0
2005	10.729004	10.873772	1.35%	721
2004	10.450593	10.729004	2.66%	711
2003	9.872402	10.450593	5.86%	693
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.491556	13.578543	8.70%	13,109
2011	12.738124	12.491556	-1.94%	10,965
2010	11.707035	12.738124	8.81%	23,539
2009	10.016980	11.707035	16.87%	44,646
2008	13.295057	10.016980	-24.66%	48,045
2007	12.827968	13.295057	3.64%	48,045
2006	11.742570	12.827968	9.24%	23,058
2005	11.362127	11.742570	3.35%	18,500
2004	10.573837	11.362127	7.46%	23,208
2003	8.978240	10.573837	17.77%	25,085
101

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.507692	13.957831	11.59%	6,652
2011	13.026476	12.507692	-3.98%	6,667
2010	11.768230	13.026476	10.69%	24,873
2009	9.643797	11.768230	22.03%	14,012
2008	14.328837	9.643797	-32.70%	10,395
2007	13.761487	14.328837	4.12%	10,395
2006	12.246540	13.761487	12.37%	30,634
2005	11.658524	12.246540	5.04%	32,476
2004	10.602160	11.658524	9.96%	30,233
2003	8.533634	10.602160	24.24%	28,375
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.553192	13.304176	5.98%	28,800
2011	12.537192	12.553192	0.13%	28,800
2010	11.776930	12.537192	6.46%	12,736
2009	10.479109	11.776930	12.38%	15,161
2008	12.573775	10.479109	-16.66%	15,161
2007	12.109113	12.573775	3.84%	15,161
2006	11.384121	12.109113	6.37%	15,215
2005	11.105782	11.384121	2.51%	16,188
2004	10.564539	11.105782	5.12%	16,190
2003	9.471588	10.564539	11.54%	16,191
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.108013	15.227174	16.17%	26,296
2011	13.703267	13.108013	-4.34%	27,060
2010	12.872203	13.703267	6.46%	36,589
2009*	10.000000	12.872203	28.72%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.488538	10.288708	-1.91%	11,886
2011	10.691108	10.488538	-1.89%	11,886
2010	10.898159	10.691108	-1.90%	12,176
2009	11.104573	10.898159	-1.86%	13,532
2008	11.091854	11.104573	0.11%	23,601
2007	10.790701	11.091854	2.79%	12,514
2006	10.522423	10.790701	2.55%	13,005
2005	10.446928	10.522423	0.72%	10,523
2004	10.563553	10.446928	-1.10%	1,589
2003	10.701197	10.563553	-1.29%	1,570
102

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.895990	16.402290	10.11%	3,058
2011	14.385650	14.895990	3.55%	3,076
2010	13.260251	14.385650	8.49%	3,108
2009	10.867491	13.260251	22.02%	3,617
2008	13.394031	10.867491	-18.86%	2,878
2007	13.051225	13.394031	2.63%	6,937
2006	12.689357	13.051225	2.85%	9,125
2005	12.658477	12.689357	0.24%	9,779
2004	12.112226	12.658477	4.51%	11,502
2003	11.012457	12.112226	9.99%	12,906
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.627059	9.896942	14.72%	0
2011	10.519041	8.627059	-17.99%	0
2010	10.129981	10.519041	3.84%	559
2009	7.974416	10.129981	27.03%	1,684
2008	15.181140	7.974416	-47.47%	1,685
2007	15.070189	15.181140	0.74%	560
2006	12.549364	15.070189	20.09%	1,440
2005	11.441520	12.549364	9.68%	2,144
2004*	10.000000	11.441520	14.42%	145
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.634450	9.855288	14.14%	1,515
2011	9.064773	8.634450	-4.75%	2,062
2010	7.999467	9.064773	13.32%	2,051
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.560684	9.753079	13.93%	0
2011	9.017642	8.560684	-5.07%	1,427
2010	7.968351	9.017642	13.17%	1,698
2009	6.279499	7.968351	26.89%	1,921
2008*	10.000000	6.279499	-37.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.982597	9.208115	15.35%	4,998
2011	8.664819	7.982597	-7.87%	5,182
2010	7.834012	8.664819	10.61%	7,169
2009	6.267659	7.834012	24.99%	10,352
2008*	10.000000	6.267659	-37.32%	0
103

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	9.371344	10.396492	10.94%	1,312
2011	9.635466	9.371344	-2.74%	1,312
2010	7.850969	9.635466	22.73%	1,312
2009	6.292365	7.850969	24.77%	1,312
2008	11.997935	6.292365	-47.55%	1,976
2007	11.170354	11.997935	7.41%	2,164
2006	11.056092	11.170354	1.03%	2,569
2005	10.460391	11.056092	5.69%	2,449
2004	9.422196	10.460391	11.02%	2,482
2003	7.164247	9.422196	31.52%	2,388
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	12.418086	14.655097	18.01%	1,771
2011	13.388243	12.418086	-7.25%	1,831
2010	10.790565	13.388243	24.07%	3,602
2009	8.739519	10.790565	23.47%	4,077
2008	13.159744	8.739519	-33.59%	4,615
2007	14.461542	13.159744	-9.00%	5,590
2006	12.588594	14.461542	14.88%	5,199
2005	12.484462	12.588594	0.83%	5,191
2004	10.877427	12.484462	14.77%	6,972
2003	7.087240	10.877427	53.48%	7,076
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	13.639888	15.417512	13.03%	5,634
2011	14.760107	13.639888	-7.59%	5,666
2010	12.038557	14.760107	22.61%	13,947
2009	9.128735	12.038557	31.88%	16,310
2008	15.095845	9.128735	-39.53%	19,378
2007	15.103705	15.095845	-0.05%	20,360
2006	13.776427	15.103705	9.63%	20,670
2005	12.537176	13.776427	9.88%	21,364
2004	10.758954	12.537176	16.53%	23,168
2003	7.799526	10.758954	37.94%	21,750
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	10.302247	11.505474	11.68%	0
2011	10.461805	10.302247	-1.53%	0
2010	9.418803	10.461805	11.07%	0
2009	7.646935	9.418803	23.17%	6,305
2008	13.350805	7.646935	-42.72%	1,177
2007	12.615045	13.350805	5.83%	1,177
2006	11.339128	12.615045	11.25%	3,604
2005	10.797941	11.339128	5.01%	3,604
2004	10.048992	10.797941	7.45%	3,604
2003	8.050768	10.048992	24.82%	4,251
104

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.546776	10.843418	13.58%	1,113
2011	9.137267	9.546776	4.48%	1,419
2010	7.154609	9.137267	27.71%	3,516
2009	5.574423	7.154609	28.35%	8,602
2008*	10.000000	5.574423	-44.26%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.889606	10.148002	2.61%	673
2011	10.051591	9.889606	-1.61%	717
2010	9.731920	10.051591	3.28%	717
2009	8.753758	9.731920	11.17%	0
2008	10.307529	8.753758	-15.07%	0
2007	10.029659	10.307529	2.77%	0
2006	9.811121	10.029659	2.23%	0
2005	9.858331	9.811121	-0.48%	0
2004	9.971565	9.858331	-1.14%	0
2003*	10.000000	9.971565	-0.28%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.036549	11.781398	6.75%	0
2011	11.370457	11.036549	-2.94%	0
2010	9.690136	11.370457	17.34%	0
2009	8.046849	9.690136	20.42%	0
2008	13.552750	8.046849	-40.63%	0
2007	13.745946	13.552750	-1.41%	0
2006	13.312320	13.745946	3.26%	153
2005	13.187290	13.312320	0.95%	522
2004	12.015569	13.187290	9.75%	982
2003	9.793499	12.015569	22.69%	822
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.177120	13.256754	8.87%	732
2011	12.807012	12.177120	-4.92%	743
2010	10.626212	12.807012	20.52%	1,492
2009	8.241894	10.626212	28.93%	574
2008	13.874273	8.241894	-40.60%	0
2007	13.143764	13.874273	5.56%	0
2006	11.783005	13.143764	11.55%	0
2005	11.239804	11.783005	4.83%	0
2004*	10.000000	11.239804	12.40%	0
105

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.426418	21.912360	18.92%	11,022
2011	20.475798	18.426418	-10.01%	11,453
2010	17.997084	20.475798	13.77%	13,909
2009	13.132463	17.997084	37.04%	16,233
2008	22.384636	13.132463	-41.33%	19,978
2007	21.460476	22.384636	4.31%	20,136
2006	18.587129	21.460476	15.46%	23,083
2005	16.570216	18.587129	12.17%	23,288
2004	14.170841	16.570216	16.93%	20,744
2003*	10.000000	14.170841	41.71%	14,981
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	13.702139	16.257276	18.65%	1,786
2011	15.269086	13.702139	-10.26%	1,894
2010	13.452163	15.269086	13.51%	3,161
2009	9.840164	13.452163	36.71%	4,380
2008	16.811243	9.840164	-41.47%	7,364
2007	16.156153	16.811243	4.05%	8,223
2006	14.031744	16.156153	15.14%	8,223
2005	12.539612	14.031744	11.90%	9,348
2004	10.752496	12.539612	16.62%	11,554
2003	7.672153	10.752496	40.15%	14,326
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	15.423586	17.119339	10.99%	4,723
2011	15.620152	15.423586	-1.26%	4,723
2010	13.873168	15.620152	12.59%	5,194
2009	11.943256	13.873168	16.16%	6,568
2008	14.236860	11.943256	-16.11%	8,123
2007	13.248552	14.236860	7.46%	11,588
2006	12.593474	13.248552	5.20%	8,729
2005	12.526176	12.593474	0.54%	9,361
2004	11.775598	12.526176	6.37%	10,838
2003	10.245554	11.775598	14.93%	13,638
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	10.678332	12.214837	14.39%	6,212
2011	10.919066	10.678332	-2.20%	6,373
2010	9.609599	10.919066	13.63%	6,997
2009	7.653271	9.609599	25.56%	7,373
2008	12.711843	7.653271	-39.79%	14,311
2007	12.442825	12.711843	2.16%	13,889
2006	11.052027	12.442825	12.58%	13,745
2005	10.653846	11.052027	3.74%	14,286
2004	9.950172	10.653846	7.07%	14,689
2003	8.021928	9.950172	24.04%	15,281
106

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.372924	14.614845	28.51%	0
2011	10.502017	11.372924	8.29%	0
2010*	10.000000	10.502017	5.02%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.249025	12.049215	7.11%	0
2011	10.878470	11.249025	3.41%	0
2010	10.377399	10.878470	4.83%	0
2009	9.671154	10.377399	7.30%	2,899
2008	11.009612	9.671154	-12.16%	3,467
2007	10.667339	11.009612	3.21%	5,075
2006	10.499491	10.667339	1.60%	5,815
2005	10.297210	10.499491	1.96%	4,406
2004	10.085843	10.297210	2.10%	3,467
2003*	10.000000	10.085843	0.86%	2,547
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	34.746412	35.238709	1.42%	39
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.600812	-3.99%	0
107

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	10.591706	12.175499	14.95%	16,000
2011	10.183717	10.591706	4.01%	17,997
2010	9.207639	10.183717	10.60%	18,623
2009	7.802954	9.207639	18.00%	23,420
2008	13.419419	7.802954	-41.85%	26,848
2007	13.053326	13.419419	2.80%	36,117
2006	11.379466	13.053326	14.71%	40,631
2005	11.095173	11.379466	2.56%	43,856
2004	10.174055	11.095173	9.05%	45,279
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
2012	9.921768	11.296281	13.85%	19,175
2011	10.461056	9.921768	-5.63%	23,407
2010	9.713937	10.461056	7.69%	28,763
2009	7.225874	9.713937	34.43%	43,852
2008	12.246586	7.225874	-41.00%	42,863
2007	10.994634	12.246586	11.39%	52,118
2006	11.285086	10.994634	-2.57%	71,360
2005	10.021339	11.285086	12.61%	73,554
2004	9.433404	10.021339	6.23%	78,145
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.166319	17.616266	16.15%	22,539
2011	16.926866	15.166319	-10.40%	28,489
2010	13.637148	16.926866	24.12%	32,454
2009	9.749478	13.637148	39.88%	43,030
2008	15.476070	9.749478	-37.00%	47,809
2007	15.548062	15.476070	-0.46%	58,886
2006	13.884555	15.548062	11.98%	57,835
2005	13.279263	13.884555	4.56%	56,263
2004	11.373803	13.279263	16.75%	57,520
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.255986	13.956811	5.29%	7,735
2011	12.097934	13.255986	9.57%	12,023
2010	11.737624	12.097934	3.07%	13,370
2009	10.861571	11.737624	8.07%	11,238
2008	11.256412	10.861571	-3.51%	19,383
2007	10.485957	11.256412	7.35%	4,313
2006	10.526828	10.485957	-0.39%	7,919
2005	10.570422	10.526828	-0.41%	26,349
2004	10.188610	10.570422	3.75%	2,540
108

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	10.893731	12.225011	12.22%	4,001
2011	10.801347	10.893731	0.86%	4,963
2010	9.674980	10.801347	11.64%	5,404
2009	8.378276	9.674980	15.48%	12,282
2008	13.091861	8.378276	-36.00%	16,676
2007	13.411828	13.091861	-2.39%	12,539
2006	11.709053	13.411828	14.54%	13,586
2005	11.425127	11.709053	2.49%	18,161
2004	10.350739	11.425127	10.38%	19,246
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ
2012	10.201781	11.172503	9.52%	157
2011	10.336911	10.201781	-1.31%	176
2010	9.203626	10.336911	12.31%	193
2009	7.034348	9.203626	30.84%	1,333
2008	10.967318	7.034348	-35.86%	1,333
2007	10.406679	10.967318	5.39%	3,052
2006	9.740546	10.406679	6.84%	3,372
2005	9.611513	9.740546	1.34%	2,537
2004	9.253076	9.611513	3.87%	4,065
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	12.282322	13.263081	7.99%	9,158
2011	11.519332	12.282322	6.62%	10,902
2010	10.211906	11.519332	12.80%	11,437
2009	8.520883	10.211906	19.85%	11,789
2008	12.365982	8.520883	-31.09%	13,977
2007	11.804433	12.365982	4.76%	16,275
2006	10.359477	11.804433	13.95%	24,750
2005	10.147079	10.359477	2.09%	28,912
2004	9.875216	10.147079	2.75%	26,923
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2012	16.974857	19.024045	12.07%	12,080
2011	16.499418	16.974857	2.88%	12,821
2010	14.711477	16.499418	12.15%	14,426
2009	9.840092	14.711477	49.51%	21,368
2008	13.579534	9.840092	-27.54%	21,363
2007	13.423475	13.579534	1.16%	27,282
2006	12.381282	13.423475	8.42%	28,724
2005	12.346411	12.381282	0.28%	33,241
2004	11.430529	12.346411	8.01%	33,636
109

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	9.899898	10.679647	7.88%	6,163
2011	10.685013	9.899898	-7.35%	6,972
2010	9.643016	10.685013	10.81%	8,002
2009	8.682942	9.643016	11.06%	11,706
2008	12.591402	8.682942	-31.04%	13,640
2007	11.713791	12.591402	7.49%	20,692
2006	10.317738	11.713791	13.53%	20,730
2005	10.346933	10.317738	-0.28%	25,638
2004	9.852213	10.346933	5.02%	32,787
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	13.019780	13.971146	7.31%	44,694
2011	13.018882	13.019780	0.01%	59,110
2010	12.262183	13.018882	6.17%	68,625
2009	10.408118	12.262183	17.81%	90,428
2008	11.482365	10.408118	-9.36%	100,186
2007	11.139378	11.482365	3.08%	107,645
2006	10.931808	11.139378	1.90%	113,086
2005	11.039656	10.931808	-0.98%	115,044
2004	10.897441	11.039656	1.31%	126,017
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	10.885266	12.492755	14.77%	41,609
2011	11.029078	10.885266	-1.30%	46,558
2010	9.788135	11.029078	12.68%	57,164
2009	7.685965	9.788135	27.35%	109,811
2008	13.707860	7.685965	-43.93%	138,422
2007	13.806312	13.707860	-0.71%	154,981
2006	11.740326	13.806312	17.60%	155,962
2005	11.341364	11.740326	3.52%	154,838
2004	10.398741	11.341364	9.06%	153,455
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	10.093721	11.321822	12.17%	12,783
2011	10.297392	10.093721	-1.98%	14,058
2010	8.478793	10.297392	21.45%	17,755
2009	6.757641	8.478793	25.47%	23,410
2008	13.080587	6.757641	-48.34%	23,213
2007	10.533787	13.080587	24.18%	28,588
2006	10.080223	10.533787	4.50%	35,243
2005	9.743940	10.080223	3.45%	41,277
2004	9.636814	9.743940	1.11%	38,622
110

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	18.252752	20.502148	12.32%	27,628
2011	20.881358	18.252752	-12.59%	31,952
2010	16.563717	20.881358	26.07%	40,737
2009	12.087879	16.563717	37.03%	59,354
2008	20.414082	12.087879	-40.79%	72,608
2007	18.053207	20.414082	13.08%	86,808
2006	16.379686	18.053207	10.22%	87,606
2005	14.154327	16.379686	15.72%	93,069
2004	11.580371	14.154327	22.23%	99,094
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.276583	13.317239	18.10%	33,283
2011	13.921487	11.276583	-19.00%	36,594
2010	12.584098	13.921487	10.63%	46,002
2009	10.169894	12.584098	23.74%	72,931
2008	18.504494	10.169894	-45.04%	84,615
2007	16.123749	18.504494	14.77%	103,162
2006	13.957277	16.123749	15.52%	105,467
2005	11.987343	13.957277	16.43%	108,035
2004	10.788836	11.987343	11.11%	119,123
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	12.335080	15.367245	24.58%	4,665
2011	13.829884	12.335080	-10.81%	5,044
2010	11.164238	13.829884	23.88%	5,784
2009	7.245375	11.164238	54.09%	10,209
2008	15.169935	7.245375	-52.24%	22,017
2007	14.674799	15.169935	3.37%	27,006
2006	12.900659	14.674799	13.75%	31,179
2005	12.844759	12.900659	0.44%	35,523
2004	11.507595	12.844759	11.62%	34,334
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	10.001775	11.120068	11.18%	22,465
2011	10.896624	10.001775	-8.21%	20,914
2010	9.294619	10.896624	17.24%	23,356
2009	5.722803	9.294619	62.41%	32,093
2008	11.470685	5.722803	-50.11%	32,270
2007	10.030585	11.470685	14.36%	31,405
2006	9.967909	10.030585	0.63%	33,882
2005	9.444196	9.967909	5.55%	39,110
2004	9.020673	9.444196	4.70%	42,995
111

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2012	11.365853	13.252642	16.60%	56,354
2011	11.841072	11.365853	-4.01%	85,061
2010	10.438052	11.841072	13.44%	95,456
2009	8.290521	10.438052	25.90%	117,723
2008	13.171233	8.290521	-37.06%	136,092
2007	13.754895	13.171233	-4.24%	159,507
2006	12.088139	13.754895	13.79%	188,362
2005	11.841186	12.088139	2.09%	212,920
2004	10.284294	11.841186	15.14%	223,553
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2012	10.213326	11.376915	11.39%	8,639
2011	10.446697	10.213326	-2.23%	11,591
2010	9.752352	10.446697	7.12%	16,702
2009	7.771618	9.752352	25.49%	17,422
2008	11.375696	7.771618	-31.68%	18,968
2007	10.755751	11.375696	5.76%	17,143
2006*	10.000000	10.755751	7.56%	20,430
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.696880	-3.03%	888
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2012	8.843150	10.094269	14.15%	14,514
2011	9.611196	8.843150	-7.99%	16,710
2010	7.586554	9.611196	26.69%	19,536
2009	5.477815	7.586554	38.50%	24,247
2008	11.542069	5.477815	-52.54%	30,778
2007	10.750545	11.542069	7.36%	33,173
2006	10.717634	10.750545	0.31%	39,197
2005	10.626531	10.717634	0.86%	45,657
2004	9.475409	10.626531	12.15%	44,935
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	12.849778	15.231485	18.54%	8,563
2011	14.641387	12.849778	-12.24%	10,755
2010	10.984434	14.641387	33.29%	13,780
2009	6.876219	10.984434	59.75%	19,350
2008	11.595979	6.876219	-40.70%	21,764
2007	11.567547	11.595979	0.25%	21,993
2006	10.446286	11.567547	10.73%	27,112
2005	10.143088	10.446286	2.99%	30,482
2004	9.740037	10.143088	4.14%	36,388
112

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.515839	14.220204	13.62%	11,830
2011	12.824054	12.515839	-2.40%	13,578
2010	11.759903	12.824054	9.05%	19,981
2009	9.794748	11.759903	20.06%	21,867
2008	14.853192	9.794748	-34.06%	17,972
2007	14.080921	14.853192	5.48%	37,511
2006	11.916542	14.080921	18.16%	39,380
2005	11.414661	11.916542	4.40%	36,811
2004	10.138536	11.414661	12.59%	42,404
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.307925	11.716593	13.67%	6,711
2011	10.702750	10.307925	-3.69%	3,289
2010*	10.000000	10.702750	7.03%	3,259
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.541825	15.195144	12.21%	14,285
2011	13.743741	13.541825	-1.47%	18,990
2010	12.387724	13.743741	10.95%	27,902
2009*	10.000000	12.387724	23.88%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.046395	9.889497	9.32%	0
2011	9.528955	9.046395	-5.06%	0
2010	7.863928	9.528955	21.17%	0
2009	6.097509	7.863928	28.97%	0
2008*	10.000000	6.097509	-39.02%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.373008	11.985097	5.38%	14,366
2011	10.917498	11.373008	4.17%	18,758
2010	10.427791	10.917498	4.70%	15,446
2009	9.793750	10.427791	6.47%	6,926
2008*	10.000000	9.793750	-2.06%	6,668
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.542088	18.962524	14.63%	3,341
2011	21.794414	16.542088	-24.10%	4,351
2010	19.180025	21.794414	13.63%	6,882
2009	11.994322	19.180025	59.91%	9,055
2008	29.033083	11.994322	-58.69%	7,965
2007	20.359741	29.033083	42.60%	13,462
2006	15.205039	20.359741	33.90%	7,372
2005	11.703984	15.205039	29.91%	1,655
2004*	10.000000	11.703984	17.04%	214
113

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2012	13.130292	13.229456	0.76%	43,270
2011	12.514315	13.130292	4.92%	45,644
2010	12.210776	12.514315	2.49%	69,407
2009	12.158246	12.210776	0.43%	122,461
2008	11.536548	12.158246	5.39%	168,359
2007	11.006417	11.536548	4.82%	175,013
2006	10.897874	11.006417	1.00%	196,240
2005	10.789210	10.897874	1.01%	207,665
2004	10.682068	10.789210	1.00%	225,562
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.182302	13.843736	13.64%	69,233
2011	12.932550	12.182302	-5.80%	73,966
2010	11.506310	12.932550	12.40%	90,339
2009	9.225337	11.506310	24.73%	96,445
2008	14.898112	9.225337	-38.08%	97,887
2007	14.341512	14.898112	3.88%	99,503
2006	12.514870	14.341512	14.60%	158,889
2005	11.825111	12.514870	5.83%	166,646
2004	10.576701	11.825111	11.80%	174,709
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.054063	12.430127	3.12%	31,985
2011	11.943182	12.054063	0.93%	34,836
2010	11.502838	11.943182	3.83%	18,151
2009	10.754578	11.502838	6.96%	31,734
2008	11.671436	10.754578	-7.86%	32,134
2007	11.296906	11.671436	3.32%	31,165
2006	10.852024	11.296906	4.10%	26,328
2005	10.712983	10.852024	1.30%	29,047
2004	10.440308	10.712983	2.61%	33,949
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.428500	13.503101	8.65%	54,266
2011	12.680271	12.428500	-1.99%	45,267
2010	11.659805	12.680271	8.75%	70,221
2009	9.981650	11.659805	16.81%	116,021
2008	13.254940	9.981650	-24.69%	144,745
2007	12.795804	13.254940	3.59%	166,205
2006	11.719089	12.795804	9.19%	168,633
2005	11.345172	11.719089	3.30%	290,366
2004	10.563437	11.345172	7.40%	292,569
114

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.444534	13.880254	11.54%	78,724
2011	12.967297	12.444534	-4.03%	88,293
2010	11.720746	12.967297	10.64%	110,745
2009	9.609780	11.720746	21.97%	138,505
2008	14.285581	9.609780	-32.73%	147,183
2007	13.726986	14.285581	4.07%	154,685
2006	12.222044	13.726986	12.31%	176,178
2005	11.641115	12.222044	4.99%	200,342
2004	10.591735	11.641115	9.91%	198,456
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.489824	13.230248	5.93%	13,433
2011	12.480250	12.489824	0.08%	16,301
2010	11.729417	12.480250	6.40%	25,361
2009	10.442150	11.729417	12.33%	33,355
2008	12.535829	10.442150	-16.70%	52,181
2007	12.078751	12.535829	3.78%	52,189
2006	11.361342	12.078751	6.31%	56,922
2005	11.089202	11.361342	2.45%	63,228
2004	10.554142	11.089202	5.07%	83,568
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.090219	15.198751	16.11%	64,382
2011	13.691636	13.090219	-4.39%	107,749
2010	12.867835	13.691636	6.40%	136,786
2009*	10.000000	12.867835	28.68%	983
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.421021	10.217266	-1.96%	26,357
2011	10.627691	10.421021	-1.94%	46,535
2010	10.839035	10.627691	-1.95%	48,851
2009	11.049962	10.839035	-1.91%	65,872
2008	11.042934	11.049962	0.06%	119,869
2007	10.748619	11.042934	2.74%	63,216
2006	10.486717	10.748619	2.50%	55,522
2005	10.416772	10.486717	0.67%	65,037
2004	10.538430	10.416772	-1.15%	74,944
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.800176	16.288457	10.06%	11,097
2011	14.300383	14.800176	3.49%	14,367
2010	13.188386	14.300383	8.43%	20,745
2009	10.814092	13.188386	21.96%	36,980
2008	13.335007	10.814092	-18.90%	47,141
2007	13.000381	13.335007	2.57%	52,228
2006	12.646355	13.000381	2.80%	65,295
2005	12.621996	12.646355	0.19%	62,779
2004	12.083481	12.621996	4.46%	66,616
115

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.593441	9.853345	14.66%	1,102
2011	10.483392	8.593441	-18.03%	2,483
2010	10.100781	10.483392	3.79%	3,301
2009	7.955492	10.100781	26.97%	5,119
2008	15.152857	7.955492	-47.50%	5,973
2007	15.049828	15.152857	0.68%	8,564
2006	12.538773	15.049828	20.03%	11,839
2005	11.437668	12.538773	9.63%	4,351
2004*	10.000000	11.437668	14.38%	1,705
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.618346	9.831886	14.08%	11,646
2011	9.052466	8.618346	-4.80%	10,448
2010	7.992670	9.052466	13.26%	14,509
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.544698	9.729903	13.87%	14,192
2011	9.005380	8.544698	-5.12%	14,920
2010	7.961577	9.005380	13.11%	15,563
2009	6.277357	7.961577	26.83%	20,167
2008*	10.000000	6.277357	-37.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.967675	9.186203	15.29%	32,072
2011	8.653032	7.967675	-7.92%	35,644
2010	7.827338	8.653032	10.55%	45,420
2009	6.265525	7.827338	24.93%	54,900
2008*	10.000000	6.265525	-37.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	9.325262	10.340091	10.88%	7,585
2011	9.592961	9.325262	-2.79%	9,176
2010	7.820320	9.592961	22.67%	9,636
2009	6.270996	7.820320	24.71%	12,525
2008	11.963301	6.270996	-47.58%	15,355
2007	11.143819	11.963301	7.35%	18,809
2006	11.035441	11.143819	0.98%	23,872
2005	10.446164	11.035441	5.64%	26,270
2004	9.414183	10.446164	10.96%	28,221
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	12.357018	14.575586	17.95%	5,377
2011	13.329193	12.357018	-7.29%	6,736
2010	10.748442	13.329193	24.01%	7,721
2009	8.709840	10.748442	23.41%	14,232
2008	13.121761	8.709840	-33.62%	16,425
2007	14.427202	13.121761	-9.05%	23,554
2006	12.565096	14.427202	14.82%	27,274
2005	12.467490	12.565096	0.78%	26,921
2004	10.868165	12.467490	14.72%	27,828
116

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	13.572841	15.333893	12.97%	8,225
2011	14.695028	13.572841	-7.64%	9,693
2010	11.991575	14.695028	22.54%	15,649
2009	9.097745	11.991575	31.81%	21,876
2008	15.052295	9.097745	-39.56%	34,022
2007	15.067861	15.052295	-0.10%	34,207
2006	13.750720	15.067861	9.58%	37,677
2005	12.520138	13.750720	9.83%	37,454
2004	10.749809	12.520138	16.47%	36,201
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	10.251581	11.443045	11.62%	1,957
2011	10.415656	10.251581	-1.58%	2,018
2010	9.382041	10.415656	11.02%	3,958
2009	7.620972	9.382041	23.11%	11,372
2008	13.312287	7.620972	-42.75%	10,217
2007	12.585088	13.312287	5.78%	11,600
2006	11.317959	12.585088	11.20%	11,948
2005	10.783269	11.317959	4.96%	12,092
2004	10.040451	10.783269	7.40%	12,164
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.528942	10.817631	13.52%	33,941
2011	9.124840	9.528942	4.43%	38,095
2010	7.148516	9.124840	27.65%	40,208
2009	5.572514	7.148516	28.28%	55,560
2008*	10.000000	5.572514	-44.27%	1,907
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.845998	10.098086	2.56%	12,842
2011	10.012366	9.845998	-1.66%	14,386
2010	9.698889	10.012366	3.23%	28,468
2009	8.728489	9.698889	11.12%	13,416
2008	10.283009	8.728489	-15.12%	13,785
2007	10.010930	10.283009	2.72%	28,026
2006	9.797782	10.010930	2.18%	6,498
2005	9.849942	9.797782	-0.53%	6,829
2004	9.968174	9.849942	-1.19%	2,381
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.982309	11.717503	6.69%	3,029
2011	11.320344	10.982309	-2.99%	3,152
2010	9.652335	11.320344	17.28%	3,732
2009	8.019545	9.652335	20.36%	4,821
2008	13.513661	8.019545	-40.66%	5,995
2007	13.713341	13.513661	-1.46%	7,944
2006	13.287497	13.713341	3.20%	9,060
2005	13.169378	13.287497	0.90%	12,574
2004	12.005361	13.169378	9.70%	17,044
117

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.129639	13.198313	8.81%	1,046
2011	12.763569	12.129639	-4.97%	0
2010	10.595557	12.763569	20.46%	0
2009	8.222313	10.595557	28.86%	2,160
2008	13.848384	8.222313	-40.63%	3,519
2007	13.125973	13.848384	5.50%	0
2006	11.773048	13.125973	11.49%	0
2005	11.236012	11.773048	4.78%	1,695
2004*	10.000000	11.236012	12.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.345223	21.804664	18.86%	12,383
2011	20.395960	18.345223	-10.05%	14,888
2010	17.936025	20.395960	13.72%	20,181
2009	13.094586	17.936025	36.97%	36,849
2008	22.331478	13.094586	-41.36%	38,546
2007	21.420494	22.331478	4.25%	42,816
2006	18.561920	21.420494	15.40%	39,136
2005	16.556153	18.561920	12.11%	40,506
2004	14.166030	16.556153	16.87%	40,081
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	13.634757	16.169070	18.59%	12,646
2011	15.201745	13.634757	-10.31%	16,666
2010	13.399656	15.201745	13.45%	22,250
2009	9.806755	13.399656	36.64%	32,636
2008	16.762732	9.806755	-41.50%	42,528
2007	16.117794	16.762732	4.00%	46,398
2006	14.005551	16.117794	15.08%	52,693
2005	12.522559	14.005551	11.84%	67,947
2004	10.743349	12.522559	16.56%	73,202
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	15.347778	17.026504	10.94%	26,461
2011	15.551277	15.347778	-1.31%	34,970
2010	13.819030	15.551277	12.54%	45,167
2009	11.902710	13.819030	16.10%	59,869
2008	14.195763	11.902710	-16.15%	63,334
2007	13.217075	14.195763	7.40%	68,879
2006	12.569944	13.217075	5.15%	72,177
2005	12.509141	12.569944	0.49%	63,999
2004	11.765586	12.509141	6.32%	66,888
118

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	10.625872	12.148610	14.33%	10,933
2011	10.870951	10.625872	-2.25%	11,620
2010	9.572122	10.870951	13.57%	20,356
2009	7.627313	9.572122	25.50%	27,323
2008	12.675196	7.627313	-39.82%	31,181
2007	12.413323	12.675196	2.11%	41,445
2006	11.031418	12.413323	12.53%	42,293
2005	10.639379	11.031418	3.68%	44,756
2004	9.941720	10.639379	7.02%	48,254
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.363302	14.595017	28.44%	4,287
2011	10.498469	11.363302	8.24%	3,843
2010*	10.000000	10.498469	4.98%	2,208
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.199459	11.990000	7.06%	30,612
2011	10.836056	11.199459	3.35%	30,612
2010	10.342210	10.836056	4.78%	31,577
2009	9.643273	10.342210	7.25%	33,334
2008	10.983472	9.643273	-12.20%	35,154
2007	10.647467	10.983472	3.16%	34,576
2006	10.485262	10.647467	1.55%	5,080
2005	10.288472	10.485262	1.91%	2,254
2004	10.082409	10.288472	2.04%	839
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	34.522793	34.994017	1.36%	155
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.597551	-4.02%	0
119

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	10.539574	12.109376	14.89%	0
2011	10.138756	10.539574	3.95%	0
2010	9.171667	10.138756	10.54%	0
2009	7.776438	9.171667	17.94%	0
2008	13.380661	7.776438	-41.88%	0
2007	13.022297	13.380661	2.75%	0
2006	11.358191	13.022297	14.65%	0
2005	11.080067	11.358191	2.51%	0
2004	10.165391	11.080067	9.00%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
2012	9.872988	11.234990	13.80%	0
2011	10.414919	9.872988	-5.67%	0
2010	9.676026	10.414919	7.64%	0
2009	7.201340	9.676026	34.36%	0
2008	12.211260	7.201340	-41.03%	0
2007	10.968537	12.211260	11.33%	0
2006	11.264026	10.968537	-2.62%	0
2005	10.007723	11.264026	12.55%	4
2004	9.425391	10.007723	6.18%	154
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.091716	17.520647	16.09%	84
2011	16.852188	15.091716	-10.45%	84
2010	13.583898	16.852188	24.06%	79
2009	9.716363	13.583898	39.80%	84
2008	15.431399	9.716363	-37.04%	90
2007	15.511138	15.431399	-0.51%	2,948
2006	13.858637	15.511138	11.92%	2,944
2005	13.261219	13.858637	4.51%	3,062
2004	11.364139	13.261219	16.69%	1,731
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.197507	13.888143	5.23%	0
2011	12.050697	13.197507	9.52%	427
2010	11.697752	12.050697	3.02%	536
2009	10.830197	11.697752	8.01%	663
2008	11.229625	10.830197	-3.56%	765
2007	10.466370	11.229625	7.29%	1,109
2006	10.512510	10.466370	-0.44%	1,333
2005	10.561415	10.512510	-0.46%	0
2004	10.185123	10.561415	3.69%	0
120

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	10.840137	12.158643	12.16%	231
2011	10.753670	10.840137	0.80%	327
2010	9.637192	10.753670	11.59%	428
2009	8.349810	9.637192	15.42%	1,100
2008	13.054056	8.349810	-36.04%	2,240
2007	13.379950	13.054056	-2.44%	2,347
2006	11.687173	13.379950	14.48%	2,229
2005	11.409578	11.687173	2.43%	2,332
2004	10.341939	11.409578	10.32%	2,439
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ
2012	10.151590	11.111857	9.46%	0
2011	10.291292	10.151590	-1.36%	0
2010	9.167678	10.291292	12.26%	0
2009	7.010443	9.167678	30.77%	0
2008	10.935624	7.010443	-35.89%	0
2007	10.381927	10.935624	5.33%	0
2006	9.722326	10.381927	6.78%	0
2005	9.598411	9.722326	1.29%	0
2004	9.245197	9.598411	3.82%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	12.221880	13.191076	7.93%	0
2011	11.468476	12.221880	6.57%	167
2010	10.172010	11.468476	12.75%	209
2009	8.491923	10.172010	19.78%	271
2008	12.330272	8.491923	-31.13%	358
2007	11.776379	12.330272	4.70%	362
2006	10.340117	11.776379	13.89%	435
2005	10.133277	10.340117	2.04%	0
2004	9.866813	10.133277	2.70%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2012	16.891391	18.920830	12.01%	920
2011	16.426642	16.891391	2.83%	916
2010	14.654057	16.426642	12.10%	1,499
2009	9.806673	14.654057	49.43%	1,102
2008	13.540340	9.806673	-27.57%	1,435
2007	13.391598	13.540340	1.11%	1,475
2006	12.358162	13.391598	8.36%	1,394
2005	12.329619	12.358162	0.23%	1,016
2004	11.420799	12.329619	7.96%	1,043
121

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	9.851203	10.621670	7.82%	0
2011	10.637859	9.851203	-7.39%	0
2010	9.605355	10.637859	10.75%	0
2009	8.653453	9.605355	11.00%	0
2008	12.555064	8.653453	-31.08%	0
2007	11.685971	12.555064	7.44%	0
2006	10.298470	11.685971	13.47%	0
2005	10.332866	10.298470	-0.33%	0
2004	9.843836	10.332866	4.97%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.955745	13.895319	7.25%	1,735
2011	12.961430	12.955745	-0.04%	1,735
2010	12.214305	12.961430	6.12%	1,735
2009	10.372772	12.214305	17.75%	2,092
2008	11.449209	10.372772	-9.40%	2,737
2007	11.112904	11.449209	3.03%	2,737
2006	10.911377	11.112904	1.85%	2,471
2005	11.024638	10.911377	-1.03%	741
2004	10.888164	11.024638	1.25%	1,604
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	10.831716	12.424939	14.71%	381
2011	10.980423	10.831716	-1.35%	381
2010	9.749925	10.980423	12.62%	5,652
2009	7.659867	9.749925	27.29%	381
2008	13.668298	7.659867	-43.96%	381
2007	13.773521	13.668298	-0.76%	2,116
2006	11.718409	13.773521	17.54%	2,116
2005	11.325942	11.718409	3.47%	2,120
2004	10.389887	11.325942	9.01%	5,732
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	10.044055	11.260357	12.11%	1,846
2011	10.251937	10.044055	-2.03%	1,399
2010	8.445662	10.251937	21.39%	1,058
2009	6.734676	8.445662	25.41%	1,611
2008	13.042808	6.734676	-48.36%	2,155
2007	10.508750	13.042808	24.11%	2,155
2006	10.061365	10.508750	4.45%	983
2005	9.730654	10.061365	3.40%	3,048
2004	9.628597	9.730654	1.06%	2,816
122

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	18.162950	20.390842	12.27%	8,482
2011	20.789205	18.162950	-12.63%	8,248
2010	16.499022	20.789205	26.00%	7,978
2009	12.046803	16.499022	36.96%	9,124
2008	20.355125	12.046803	-40.82%	8,923
2007	18.010302	20.355125	13.02%	11,703
2006	16.349078	18.010302	10.16%	13,955
2005	14.135056	16.349078	15.66%	13,939
2004	11.570497	14.135056	22.16%	6,480
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.221090	13.244927	18.04%	3,898
2011	13.860042	11.221090	-19.04%	3,838
2010	12.534937	13.860042	10.57%	3,645
2009	10.135339	12.534937	23.68%	3,716
2008	18.451049	10.135339	-45.07%	3,616
2007	16.085420	18.451049	14.71%	5,000
2006	13.931180	16.085420	15.46%	8,246
2005	11.971002	13.931180	16.37%	8,972
2004	10.779633	11.971002	11.05%	6,053
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	12.274393	15.283821	24.52%	193
2011	13.768857	12.274393	-10.85%	208
2010	11.120634	13.768857	23.81%	194
2009	7.220757	11.120634	54.01%	205
2008	15.126139	7.220757	-52.26%	242
2007	14.639949	15.126139	3.32%	176
2006	12.876566	14.639949	13.69%	174
2005	12.827303	12.876566	0.38%	178
2004	11.497815	12.827303	11.56%	170
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	9.952580	11.059718	11.12%	4,085
2011	10.848553	9.952580	-8.26%	3,626
2010	9.258333	10.848553	17.18%	3,051
2009	5.703365	9.258333	62.33%	3,443
2008	11.437590	5.703365	-50.13%	3,710
2007	10.006762	11.437590	14.30%	3,710
2006	9.949303	10.006762	0.58%	3,315
2005	9.431361	9.949303	5.49%	5,013
2004	9.013004	9.431361	4.64%	4,866
123

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2012	11.309923	13.180691	16.54%	4,161
2011	11.788806	11.309923	-4.06%	3,837
2010	10.397276	11.788806	13.38%	3,534
2009	8.262345	10.397276	25.84%	3,736
2008	13.133192	8.262345	-37.09%	3,236
2007	13.722204	13.133192	-4.29%	4,239
2006	12.065541	13.722204	13.73%	5,499
2005	11.825073	12.065541	2.03%	5,788
2004	10.275537	11.825073	15.08%	2,299
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2012	10.183812	11.338238	11.34%	0
2011	10.421819	10.183812	-2.28%	0
2010	9.734082	10.421819	7.07%	0
2009	7.761012	9.734082	25.42%	0
2008	11.365976	7.761012	-31.72%	0
2007	10.752070	11.365976	5.71%	0
2006*	10.000000	10.752070	7.52%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.693522	-3.06%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2012	8.799644	10.039464	14.09%	0
2011	9.568783	8.799644	-8.04%	0
2010	7.556925	9.568783	26.62%	1,594
2009	5.459207	7.556925	38.43%	0
2008	11.508744	5.459207	-52.56%	0
2007	10.724999	11.508744	7.31%	0
2006	10.697608	10.724999	0.26%	0
2005	10.612066	10.697608	0.81%	3
2004	9.467346	10.612066	12.09%	9,257
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	12.786620	15.148880	18.47%	0
2011	14.576846	12.786620	-12.28%	0
2010	10.941577	14.576846	33.22%	859
2009	6.852889	10.941577	59.66%	0
2008	11.562539	6.852889	-40.73%	0
2007	11.540102	11.562539	0.19%	0
2006	10.426799	11.540102	10.68%	0
2005	10.129320	10.426799	2.94%	146
2004	9.731775	10.129320	4.09%	146
124

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.454305	14.143046	13.56%	9,341
2011	12.767506	12.454305	-2.45%	9,100
2010	11.714012	12.767506	8.99%	8,041
2009	9.761492	11.714012	20.00%	10,903
2008	14.810316	9.761492	-34.09%	10,847
2007	14.047477	14.810316	5.43%	10,850
2006	11.894280	14.047477	18.10%	10,374
2005	11.399122	11.894280	4.34%	8,629
2004	10.129902	11.399122	12.53%	6,143
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.299191	11.700669	13.61%	0
2011	10.699132	10.299191	-3.74%	0
2010*	10.000000	10.699132	6.99%	1,427
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.523452	15.166777	12.15%	3,988
2011	13.732077	13.523452	-1.52%	4,103
2010	12.383510	13.732077	10.89%	3,399
2009*	10.000000	12.383510	23.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.029504	9.865976	9.26%	0
2011	9.516007	9.029504	-5.11%	0
2010	7.857237	9.516007	21.11%	0
2009	6.095432	7.857237	28.90%	0
2008*	10.000000	6.095432	-39.05%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.351786	11.956622	5.33%	0
2011	10.902664	11.351786	4.12%	0
2010	10.418934	10.902664	4.64%	0
2009	9.790412	10.418934	6.42%	0
2008*	10.000000	9.790412	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.477568	18.878910	14.57%	0
2011	21.720480	16.477568	-24.14%	0
2010	19.124700	21.720480	13.57%	0
2009	11.965826	19.124700	59.83%	0
2008	28.978949	11.965826	-58.71%	0
2007	20.332185	28.978949	42.53%	890
2006	15.192178	20.332185	33.83%	890
2005	11.700031	15.192178	29.85%	890
2004*	10.000000	11.700031	17.00%	0
125

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2012	13.065735	13.157679	0.70%	235
2011	12.459130	13.065735	4.87%	331
2010	12.163131	12.459130	2.43%	434
2009	12.116984	12.163131	0.38%	1,179
2008	11.503254	12.116984	5.34%	2,450
2007	10.980282	11.503254	4.76%	2,558
2006	10.877516	10.980282	0.94%	2,295
2005	10.774530	10.877516	0.96%	2,401
2004	10.672982	10.774530	0.95%	2,509
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.120737	13.766733	13.58%	0
2011	12.873740	12.120737	-5.85%	0
2010	11.459829	12.873740	12.34%	477
2009	9.192762	11.459829	24.66%	849
2008	14.853098	9.192762	-38.11%	0
2007	14.305520	14.853098	3.83%	0
2006	12.489813	14.305520	14.54%	0
2005	11.807448	12.489813	5.78%	0
2004	10.566284	11.807448	11.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.993165	12.360994	3.07%	0
2011	11.888897	11.993165	0.88%	0
2010	11.456393	11.888897	3.78%	0
2009	10.716625	11.456393	6.90%	0
2008	11.636185	10.716625	-7.90%	0
2007	11.268568	11.636185	3.26%	0
2006	10.830309	11.268568	4.05%	0
2005	10.696990	10.830309	1.25%	8,681
2004	10.430034	10.696990	2.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.365707	13.428010	8.59%	4,374
2011	12.622630	12.365707	-2.04%	7,670
2010	11.612729	12.622630	8.70%	18,003
2009	9.946414	11.612729	16.75%	13,744
2008	13.214889	9.946414	-24.73%	13,744
2007	12.763693	13.214889	3.53%	13,744
2006	11.695624	12.763693	9.13%	13,744
2005	11.328215	11.695624	3.24%	13,744
2004	10.553029	11.328215	7.35%	13,744
126

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.381649	13.803057	11.48%	0
2011	12.908341	12.381649	-4.08%	0
2010	11.673406	12.908341	10.58%	950
2009	9.575844	11.673406	21.90%	4,897
2008	14.242409	9.575844	-32.77%	9,854
2007	13.692531	14.242409	4.02%	9,854
2006	12.197565	13.692531	12.26%	9,854
2005	11.623715	12.197565	4.94%	7,239
2004	10.581287	11.623715	9.85%	7,239
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.426760	13.156709	5.87%	0
2011	12.423540	12.426760	0.03%	0
2010	11.682071	12.423540	6.35%	0
2009	10.405305	11.682071	12.27%	9,591
2008	12.497972	10.405305	-16.74%	9,591
2007	12.048446	12.497972	3.73%	9,591
2006	11.338608	12.048446	6.26%	9,591
2005	11.072641	11.338608	2.40%	9,591
2004	10.543755	11.072641	5.02%	9,591
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.072444	15.170352	16.05%	5,527
2011	13.680001	13.072444	-4.44%	5,527
2010	12.863456	13.680001	6.35%	7,032
2009*	10.000000	12.863456	28.63%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.353903	10.146268	-2.01%	0
2011	10.564607	10.353903	-1.99%	544
2010	10.780194	10.564607	-2.00%	6,843
2009	10.995583	10.780194	-1.96%	13,577
2008	10.994195	10.995583	0.01%	26,699
2007	10.706668	10.994195	2.69%	1,479
2006	10.451103	10.706668	2.45%	1,673
2005	10.386676	10.451103	0.62%	351
2004	10.513346	10.386676	-1.20%	7,318
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.704943	16.175385	10.00%	0
2011	14.215605	14.704943	3.44%	0
2010	13.116880	14.215605	8.38%	0
2009	10.760945	13.116880	21.89%	242
2008	13.276244	10.760945	-18.95%	0
2007	12.949735	13.276244	2.52%	0
2006	12.603486	12.949735	2.75%	0
2005	12.585616	12.603486	0.14%	3
2004	12.054794	12.585616	4.40%	115
127

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.559930	9.809898	14.60%	0
2011	10.447829	8.559930	-18.07%	0
2010	10.071641	10.447829	3.74%	0
2009	7.936587	10.071641	26.90%	2,731
2008	15.124590	7.936587	-47.53%	1,150
2007	15.029456	15.124590	0.63%	2,941
2006	12.528177	15.029456	19.97%	2,941
2005	11.433814	12.528177	9.57%	2,941
2004*	10.000000	11.433814	14.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.602247	9.808505	14.02%	0
2011	9.040153	8.602247	-4.84%	0
2010	7.985874	9.040153	13.20%	380
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.528738	9.706761	13.81%	0
2011	8.993135	8.528738	-5.16%	0
2010	7.954801	8.993135	13.05%	310
2009	6.275218	7.954801	26.77%	1,454
2008*	10.000000	6.275218	-37.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.952786	9.164345	15.23%	0
2011	8.641256	7.952786	-7.97%	167
2010	7.820676	8.641256	10.49%	1,854
2009	6.263383	7.820676	24.86%	241
2008*	10.000000	6.263383	-37.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	9.279375	10.283947	10.83%	143
2011	9.550623	9.279375	-2.84%	137
2010	7.789775	9.550623	22.60%	139
2009	6.249689	7.789775	24.64%	147
2008	11.928747	6.249689	-47.61%	139
2007	11.117331	11.928747	7.30%	111
2006	11.014823	11.117331	0.93%	114
2005	10.431949	11.014823	5.59%	104
2004	9.406171	10.431949	10.91%	104
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	12.296202	14.496450	17.89%	357
2011	13.270351	12.296202	-7.34%	357
2010	10.706455	13.270351	23.95%	357
2009	8.680245	10.706455	23.34%	580
2008	13.083863	8.680245	-33.66%	985
2007	14.392921	13.083863	-9.10%	985
2006	12.541618	14.392921	14.76%	918
2005	12.450524	12.541618	0.73%	561
2004	10.858926	12.450524	14.66%	561
128

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	13.506063	15.250654	12.92%	1,795
2011	14.630183	13.506063	-7.68%	1,750
2010	11.944736	14.630183	22.48%	1,556
2009	9.066836	11.944736	31.74%	1,803
2008	15.008835	9.066836	-39.59%	1,859
2007	15.032074	15.008835	-0.15%	3,655
2006	13.725045	15.032074	9.52%	5,110
2005	12.503117	13.725045	9.77%	6,927
2004	10.740667	12.503117	16.41%	9,817
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	10.201187	11.380975	11.57%	0
2011	10.369725	10.201187	-1.63%	0
2010	9.345419	10.369725	10.96%	0
2009	7.595099	9.345419	23.05%	0
2008	13.273868	7.595099	-42.78%	0
2007	12.555216	13.273868	5.72%	0
2006	11.296829	12.555216	11.14%	0
2005	10.768609	11.296829	4.91%	0
2004	10.031913	10.768609	7.34%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.511101	10.791865	13.47%	598
2011	9.112388	9.511101	4.38%	596
2010	7.142400	9.112388	27.58%	609
2009	5.570597	7.142400	28.22%	619
2008*	10.000000	5.570597	-44.29%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.802585	10.048421	2.51%	965
2011	9.973279	9.802585	-1.71%	1,777
2010	9.665959	9.973279	3.18%	3,799
2009	8.703295	9.665959	11.06%	2,099
2008	10.258557	8.703295	-15.16%	2,221
2007	9.992258	10.258557	2.67%	2,662
2006	9.784478	9.992258	2.12%	2,960
2005	9.841564	9.784478	-0.58%	0
2004	9.964766	9.841564	-1.24%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.928275	11.653895	6.64%	1,642
2011	11.270375	10.928275	-3.04%	1,655
2010	9.614626	11.270375	17.22%	1,399
2009	7.992300	9.614626	20.30%	1,614
2008	13.474648	7.992300	-40.69%	1,662
2007	13.680755	13.474648	-1.51%	1,662
2006	13.262674	13.680755	3.15%	1,662
2005	13.151477	13.262674	0.85%	1,473
2004	11.995155	13.151477	9.64%	1,523
129

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.082344	13.140127	8.75%	0
2011	12.720283	12.082344	-5.02%	0
2010	10.565006	12.720283	20.40%	0
2009	8.202784	10.565006	28.80%	0
2008	13.822570	8.202784	-40.66%	0
2007	13.108220	13.822570	5.45%	0
2006	11.763111	13.108220	11.43%	0
2005	11.232231	11.763111	4.73%	0
2004*	10.000000	11.232231	12.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.264274	21.697356	18.80%	3,722
2011	20.316307	18.264274	-10.10%	3,392
2010	17.875102	20.316307	13.66%	3,968
2009	13.056765	17.875102	36.90%	3,211
2008	22.278368	13.056765	-41.39%	3,024
2007	21.380508	22.278368	4.20%	3,779
2006	18.536700	21.380508	15.34%	3,187
2005	16.542076	18.536700	12.06%	3,221
2004	14.161203	16.542076	16.81%	2,293
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	13.567697	16.081321	18.53%	0
2011	15.134682	13.567697	-10.35%	0
2010	13.347338	15.134682	13.39%	0
2009	9.773458	13.347338	36.57%	685
2008	16.714369	9.773458	-41.53%	1,925
2007	16.079535	16.714369	3.95%	1,925
2006	13.979406	16.079535	15.02%	1,925
2005	12.505535	13.979406	11.79%	1,925
2004	10.734207	12.505535	16.50%	2,900
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	15.272334	16.934148	10.88%	256
2011	15.482709	15.272334	-1.36%	249
2010	13.765107	15.482709	12.48%	261
2009	11.862315	13.765107	16.04%	252
2008	14.154796	11.862315	-16.20%	208
2007	13.185696	14.154796	7.35%	284
2006	12.546473	13.185696	5.09%	292
2005	12.492130	12.546473	0.44%	275
2004	11.755578	12.492130	6.27%	261
130

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	10.573559	12.082624	14.27%	195
2011	10.822939	10.573559	-2.30%	415
2010	9.534717	10.822939	13.51%	1,590
2009	7.601381	9.534717	25.43%	1,836
2008	12.638571	7.601381	-39.86%	1,794
2007	12.383797	12.638571	2.06%	2,811
2006	11.010789	12.383797	12.47%	4,900
2005	10.624882	11.010789	3.63%	6,037
2004	9.933245	10.624882	6.96%	8,036
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.353689	14.575218	28.37%	0
2011	10.494926	11.353689	8.18%	0
2010*	10.000000	10.494926	4.95%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.150052	11.931003	7.00%	0
2011	10.793736	11.150052	3.30%	0
2010	10.307072	10.793736	4.72%	0
2009	9.615416	10.307072	7.19%	0
2008	10.957326	9.615416	-12.25%	0
2007	10.627583	10.957326	3.10%	0
2006	10.471001	10.627583	1.50%	0
2005	10.279707	10.471001	1.86%	0
2004	10.078970	10.279707	1.99%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	34.300605	34.751027	1.31%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.594282	-4.06%	0
131

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	10.487711	12.043632	14.84%	10,425
2011	10.093997	10.487711	3.90%	14,595
2010	9.135825	10.093997	10.49%	14,963
2009	7.750010	9.135825	17.88%	13,463
2008	13.342008	7.750010	-41.91%	14,561
2007	12.991348	13.342008	2.70%	29,932
2006	11.336967	12.991348	14.59%	30,411
2005	11.064992	11.336967	2.46%	34,919
2004	10.156747	11.064992	8.94%	33,225
2003	7.844425	10.156747	29.48%	31,787
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
2012	9.824402	11.173992	13.74%	6,713
2011	10.368944	9.824402	-5.72%	8,196
2010	9.638226	10.368944	7.58%	9,824
2009	7.176876	9.638226	34.30%	13,340
2008	12.176000	7.176876	-41.06%	16,251
2007	10.942477	12.176000	11.27%	15,993
2006	11.242984	10.942477	-2.67%	16,626
2005	9.994107	11.242984	12.50%	19,825
2004	9.417370	9.994107	6.12%	29,530
2003	7.793257	9.417370	20.84%	28,448
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.017460	17.425527	16.04%	4,227
2011	16.777825	15.017460	-10.49%	8,052
2010	13.530846	16.777825	24.00%	9,688
2009	9.683355	13.530846	39.73%	12,418
2008	15.386854	9.683355	-37.07%	18,040
2007	15.474298	15.386854	-0.57%	26,975
2006	13.832748	15.474298	11.87%	37,245
2005	13.243174	13.832748	4.45%	43,924
2004	11.354465	13.243174	16.63%	56,252
2003	8.227439	11.354465	38.01%	57,135
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.139258	13.819776	5.18%	0
2011	12.003612	13.139258	9.46%	2,318
2010	11.657993	12.003612	2.96%	3,512
2009	10.798896	11.657993	7.96%	5,434
2008	11.202885	10.798896	-3.61%	5,932
2007	10.446805	11.202885	7.24%	1,408
2006	10.498201	10.446805	-0.49%	1,747
2005	10.552410	10.498201	-0.51%	5,900
2004	10.181634	10.552410	3.64%	6,006
2003*	10.000000	10.181634	1.82%	0
132

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	10.786765	12.092592	12.11%	5,975
2011	10.706182	10.786765	0.75%	7,072
2010	9.599531	10.706182	11.53%	8,584
2009	8.321423	9.599531	15.36%	7,120
2008	13.016340	8.321423	-36.07%	10,670
2007	13.348152	13.016340	-2.49%	12,817
2006	11.665315	13.348152	14.43%	14,373
2005	11.394039	11.665315	2.38%	20,931
2004	10.333122	11.394039	10.27%	29,475
2003	8.165648	10.333122	26.54%	32,844
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ
2012	10.101614	11.051503	9.40%	0
2011	10.245853	10.101614	-1.41%	0
2010	9.131856	10.245853	12.20%	0
2009	6.986615	9.131856	30.71%	0
2008	10.904037	6.986615	-35.93%	0
2007	10.357262	10.904037	5.28%	815
2006	9.704159	10.357262	6.73%	953
2005	9.585358	9.704159	1.24%	1,748
2004	9.237323	9.585358	3.77%	3,530
2003	7.499266	9.237323	23.18%	3,530
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	12.161752	13.119465	7.87%	9,214
2011	11.417863	12.161752	6.52%	9,608
2010	10.132278	11.417863	12.69%	11,491
2009	8.463068	10.132278	19.72%	12,576
2008	12.294652	8.463068	-31.16%	67,604
2007	11.748382	12.294652	4.65%	73,105
2006	10.320789	11.748382	13.83%	77,151
2005	10.119482	10.320789	1.99%	76,580
2004	9.858402	10.119482	2.65%	87,046
2003	8.329690	9.858402	18.35%	85,101
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2012	16.808286	18.818105	11.96%	19,005
2011	16.354142	16.808286	2.78%	23,865
2010	14.596832	16.354142	12.04%	28,159
2009	9.773362	14.596832	49.35%	25,124
2008	13.501239	9.773362	-27.61%	16,782
2007	13.359785	13.501239	1.06%	21,969
2006	12.335072	13.359785	8.31%	21,548
2005	12.312848	12.335072	0.18%	24,815
2004	11.411095	12.312848	7.90%	47,306
2003	9.565241	11.411095	19.30%	49,461
133

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	9.802682	10.563951	7.77%	1,911
2011	10.590860	9.802682	-7.44%	8,690
2010	9.567799	10.590860	10.69%	13,186
2009	8.624024	9.567799	10.94%	11,192
2008	12.518773	8.624024	-31.11%	10,088
2007	11.658171	12.518773	7.38%	11,541
2006	10.279188	11.658171	13.42%	11,663
2005	10.318778	10.279188	-0.38%	11,751
2004	9.835441	10.318778	4.91%	11,525
2003	8.105694	9.835441	21.34%	11,778
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.892006	13.819888	7.20%	38,620
2011	12.904234	12.892006	-0.09%	46,279
2010	12.166598	12.904234	6.06%	55,273
2009	10.337527	12.166598	17.69%	62,991
2008	11.416135	10.337527	-9.45%	33,797
2007	11.086493	11.416135	2.97%	49,225
2006	10.890980	11.086493	1.80%	55,091
2005	11.009630	10.890980	-1.08%	57,642
2004	10.878897	11.009630	1.20%	63,065
2003	10.634467	10.878897	2.30%	88,483
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	10.778366	12.357426	14.65%	17,357
2011	10.931906	10.778366	-1.40%	21,371
2010	9.711792	10.931906	12.56%	28,757
2009	7.633810	9.711792	27.22%	32,481
2008	13.628783	7.633810	-43.99%	34,407
2007	13.740758	13.628783	-0.81%	39,192
2006	11.696486	13.740758	17.48%	45,893
2005	11.310508	11.696486	3.41%	50,636
2004	10.381042	11.310508	8.95%	68,077
2003	8.150588	10.381042	27.37%	65,814
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	9.994649	11.199249	12.05%	14,765
2011	10.206709	9.994649	-2.08%	16,199
2010	8.412691	10.206709	21.33%	17,206
2009	6.711800	8.412691	25.34%	26,792
2008	13.005169	6.711800	-48.39%	49,047
2007	10.483795	13.005169	24.05%	51,683
2006	10.042586	10.483795	4.39%	70,799
2005	9.717429	10.042586	3.35%	66,647
2004	9.620415	9.717429	1.01%	70,373
2003	7.410187	9.620415	29.83%	71,132
134

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	18.073600	20.280147	12.21%	18,005
2011	20.697486	18.073600	-12.68%	20,799
2010	16.434601	20.697486	25.94%	29,260
2009	12.005889	16.434601	36.89%	40,227
2008	20.296370	12.005889	-40.85%	63,658
2007	17.967530	20.296370	12.96%	75,244
2006	16.318547	17.967530	10.10%	75,558
2005	14.115838	16.318547	15.60%	77,551
2004	11.560663	14.115838	22.10%	81,470
2003	8.536882	11.560663	35.42%	79,228
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.165890	13.173033	17.98%	6,566
2011	13.798890	11.165890	-19.08%	9,511
2010	12.485996	13.798890	10.51%	13,606
2009	10.100918	12.485996	23.61%	20,363
2008	18.397793	10.100918	-45.10%	27,818
2007	16.047217	18.397793	14.65%	54,523
2006	13.905166	16.047217	15.40%	62,451
2005	11.954732	13.905166	16.32%	62,868
2004	10.770473	11.954732	11.00%	74,256
2003	7.689363	10.770473	40.07%	63,825
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	12.213973	15.200809	24.45%	3,649
2011	13.708059	12.213973	-10.90%	3,585
2010	11.077185	13.708059	23.75%	8,163
2009	7.196214	11.077185	53.93%	9,565
2008	15.082453	7.196214	-52.29%	10,988
2007	14.605151	15.082453	3.27%	12,038
2006	12.852492	14.605151	13.64%	13,055
2005	12.809829	12.852492	0.33%	13,341
2004	11.488020	12.809829	11.51%	15,324
2003	7.452860	11.488020	54.14%	17,038
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	9.903600	10.999669	11.07%	8,918
2011	10.800664	9.903600	-8.31%	11,936
2010	9.222158	10.800664	17.12%	19,366
2009	5.683975	9.222158	62.25%	24,911
2008	11.404541	5.683975	-50.16%	28,875
2007	9.982970	11.404541	14.24%	28,643
2006	9.930702	9.982970	0.53%	32,156
2005	9.418517	9.930702	5.44%	34,707
2004	9.005321	9.418517	4.59%	35,292
2003	7.237040	9.005321	24.43%	36,831
135

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2012	11.254289	13.109142	16.48%	10,507
2011	11.736795	11.254289	-4.11%	18,686
2010	10.356686	11.736795	13.33%	30,099
2009	8.234284	10.356686	25.78%	36,545
2008	13.095271	8.234284	-37.12%	95,237
2007	13.689601	13.095271	-4.34%	116,082
2006	12.042997	13.689601	13.67%	134,216
2005	11.808986	12.042997	1.98%	141,717
2004	10.266792	11.808986	15.02%	158,141
2003	8.015255	10.266792	28.09%	167,969
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2012	10.154351	11.299660	11.28%	7,485
2011	10.396962	10.154351	-2.33%	7,836
2010	9.715827	10.396962	7.01%	8,664
2009	7.750414	9.715827	25.36%	12,539
2008	11.356258	7.750414	-31.75%	47,017
2007	10.748394	11.356258	5.66%	29,138
2006*	10.000000	10.748394	7.48%	31,597
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.690174	-3.10%	4,386
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2012	8.756338	9.984952	14.03%	16,121
2011	9.526545	8.756338	-8.08%	18,983
2010	7.527406	9.526545	26.56%	20,216
2009	5.440650	7.527406	38.35%	23,685
2008	11.475499	5.440650	-52.59%	18,015
2007	10.699509	11.475499	7.25%	22,146
2006	10.677621	10.699509	0.20%	36,665
2005	10.597630	10.677621	0.75%	35,075
2004	9.459291	10.597630	12.03%	50,356
2003	7.069146	9.459291	33.81%	43,854
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	12.723684	15.066596	18.41%	10,046
2011	14.512488	12.723684	-12.33%	8,946
2010	10.898824	14.512488	33.16%	10,931
2009	6.829592	10.898824	59.58%	14,955
2008	11.529131	6.829592	-40.76%	13,509
2007	11.512671	11.529131	0.14%	12,030
2006	10.407311	11.512671	10.62%	13,107
2005	10.115523	10.407311	2.88%	13,585
2004	9.723488	10.115523	4.03%	14,896
2003	7.439624	9.723488	30.70%	12,788
136

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.393015	14.066259	13.50%	6,677
2011	12.711149	12.393015	-2.50%	10,745
2010	11.668249	12.711149	8.94%	21,913
2009	9.728326	11.668249	19.94%	23,958
2008	14.767554	9.728326	-34.12%	23,995
2007	14.014107	14.767554	5.38%	25,829
2006	11.872058	14.014107	18.04%	34,610
2005	11.383620	11.872058	4.29%	34,809
2004	10.121285	11.383620	12.47%	42,202
2003	8.285818	10.121285	22.15%	42,971
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.290473	11.684796	13.55%	683
2011	10.695520	10.290473	-3.79%	683
2010*	10.000000	10.695520	6.96%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.505087	15.138435	12.09%	12,333
2011	13.720413	13.505087	-1.57%	14,304
2010	12.379296	13.720413	10.83%	19,770
2009*	10.000000	12.379296	23.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.012630	9.842504	9.21%	0
2011	9.503068	9.012630	-5.16%	0
2010	7.850554	9.503068	21.05%	0
2009	6.093352	7.850554	28.84%	0
2008*	10.000000	6.093352	-39.07%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.330575	11.928175	5.27%	26,117
2011	10.887822	11.330575	4.07%	26,117
2010	10.410060	10.887822	4.59%	26,117
2009	9.787083	10.410060	6.37%	25,443
2008*	10.000000	9.787083	-2.13%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.413292	18.795653	14.51%	2,187
2011	21.646792	16.413292	-24.18%	2,719
2010	19.069526	21.646792	13.52%	2,961
2009	11.937394	19.069526	59.75%	3,199
2008	28.924923	11.937394	-58.73%	3,306
2007	20.304691	28.924923	42.45%	5,802
2006	15.179352	20.304691	33.77%	5,198
2005	11.696090	15.179352	29.78%	1,841
2004*	10.000000	11.696090	16.96%	0
137

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2012	13.001460	13.086260	0.65%	17,948
2011	12.404135	13.001460	4.82%	27,199
2010	12.115619	12.404135	2.38%	45,727
2009	12.075809	12.115619	0.33%	60,995
2008	11.470009	12.075809	5.28%	81,587
2007	10.954156	11.470009	4.71%	88,372
2006	10.857170	10.954156	0.89%	95,571
2005	10.759854	10.857170	0.90%	99,359
2004	10.663894	10.759854	0.90%	102,124
2003	10.697710	10.663894	-0.32%	109,725
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.059466	13.690148	13.52%	14,247
2011	12.815201	12.059466	-5.90%	22,683
2010	11.413527	12.815201	12.28%	27,054
2009	9.160292	11.413527	24.60%	63,296
2008	14.808204	9.160292	-38.14%	44,539
2007	14.269599	14.808204	3.77%	48,216
2006	12.464792	14.269599	14.48%	44,525
2005	11.789789	12.464792	5.73%	44,956
2004	10.555870	11.789789	11.69%	68,535
2003	8.172252	10.555870	29.17%	69,494
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.932570	12.292258	3.01%	9,409
2011	11.834843	11.932570	0.83%	15,394
2010	11.410125	11.834843	3.72%	23,051
2009	10.678782	11.410125	6.85%	31,573
2008	11.601017	10.678782	-7.95%	39,816
2007	11.240282	11.601017	3.21%	19,811
2006	10.808627	11.240282	3.99%	23,363
2005	10.681004	10.808627	1.19%	17,486
2004	10.419761	10.681004	2.51%	18,189
2003	9.858342	10.419761	5.69%	17,106
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.303264	13.353368	8.54%	77,793
2011	12.565287	12.303264	-2.09%	53,066
2010	11.565861	12.565287	8.64%	57,342
2009	9.911326	11.565861	16.69%	73,365
2008	13.174998	9.911326	-24.77%	95,625
2007	12.731689	13.174998	3.48%	108,251
2006	11.672236	12.731689	9.08%	94,289
2005	11.311318	11.672236	3.19%	102,201
2004	10.542661	11.311318	7.29%	119,177
2003	8.965450	10.542661	17.59%	120,867
138

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.319077	13.726285	11.42%	27,321
2011	12.849654	12.319077	-4.13%	30,887
2010	11.626250	12.849654	10.52%	43,468
2009	9.542030	11.626250	21.84%	56,101
2008	14.199386	9.542030	-32.80%	50,851
2007	13.658165	14.199386	3.96%	63,555
2006	12.173144	13.658165	12.20%	65,341
2005	11.606341	12.173144	4.88%	105,254
2004	10.570861	11.606341	9.80%	122,254
2003	8.521461	10.570861	24.05%	111,565
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.363931	13.083505	5.82%	29,617
2011	12.367031	12.363931	-0.03%	31,353
2010	11.634865	12.367031	6.29%	47,046
2009	10.368554	11.634865	12.21%	50,262
2008	12.460192	10.368554	-16.79%	71,519
2007	12.018192	12.460192	3.68%	85,085
2006	11.315902	12.018192	6.21%	94,830
2005	11.056083	11.315902	2.35%	109,428
2004	10.533364	11.056083	4.96%	122,078
2003	9.458089	10.533364	11.37%	115,160
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.054694	15.142011	15.99%	25,427
2011	13.668384	13.054694	-4.49%	32,498
2010	12.859078	13.668384	6.29%	47,835
2009*	10.000000	12.859078	28.59%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.287176	10.075720	-2.06%	47,200
2011	10.501875	10.287176	-2.04%	102,450
2010	10.721650	10.501875	-2.05%	94,031
2009	10.941452	10.721650	-2.01%	172,124
2008	10.945655	10.941452	-0.04%	181,601
2007	10.664869	10.945655	2.63%	78,608
2006	10.415600	10.664869	2.39%	58,522
2005	10.356664	10.415600	0.57%	39,808
2004	10.488319	10.356664	-1.26%	69,915
2003	10.641254	10.488319	-1.44%	98,774
139

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.610235	16.062989	9.94%	33,737
2011	14.131231	14.610235	3.39%	39,765
2010	13.045682	14.131231	8.32%	44,042
2009	10.707996	13.045682	21.83%	45,946
2008	13.217667	10.707996	-18.99%	17,785
2007	12.899216	13.217667	2.47%	20,051
2006	12.560707	12.899216	2.69%	30,394
2005	12.549283	12.560707	0.09%	30,462
2004	12.026120	12.549283	4.35%	48,561
2003	10.950902	12.026120	9.82%	53,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.526504	9.766589	14.54%	2,601
2011	10.412351	8.526504	-18.11%	2,473
2010	10.042568	10.412351	3.68%	2,673
2009	7.917718	10.042568	26.84%	4,617
2008	15.096355	7.917718	-47.55%	5,103
2007	15.009110	15.096355	0.58%	5,967
2006	12.517575	15.009110	19.90%	6,317
2005	11.429957	12.517575	9.52%	7,919
2004*	10.000000	11.429957	14.30%	246
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.586148	9.785137	13.96%	4,686
2011	9.027836	8.586148	-4.89%	10,156
2010	7.979063	9.027836	13.14%	16,474
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.512790	9.683662	13.75%	507
2011	8.980902	8.512790	-5.21%	2,489
2010	7.948024	8.980902	13.00%	3,096
2009	6.273070	7.948024	26.70%	8,690
2008*	10.000000	6.273070	-37.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.937921	9.142537	15.18%	5,472
2011	8.629506	7.937921	-8.01%	9,334
2010	7.814020	8.629506	10.44%	15,140
2009	6.261242	7.814020	24.80%	17,199
2008*	10.000000	6.261242	-37.39%	0
140

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	9.233713	10.228117	10.77%	3,954
2011	9.508466	9.233713	-2.89%	4,736
2010	7.759340	9.508466	22.54%	4,718
2009	6.228447	7.759340	24.58%	7,709
2008	11.894302	6.228447	-47.64%	7,587
2007	11.090929	11.894302	7.24%	7,634
2006	10.994261	11.090929	0.88%	10,998
2005	10.417768	10.994261	5.53%	11,649
2004	9.398171	10.417768	10.85%	20,850
2003	7.156898	9.398171	31.32%	21,214
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	12.235705	14.417744	17.83%	1,372
2011	13.211784	12.235705	-7.39%	2,554
2010	10.664641	13.211784	23.88%	3,105
2009	8.650763	10.664641	23.28%	3,129
2008	13.046099	8.650763	-33.69%	5,872
2007	14.358749	13.046099	-9.14%	8,195
2006	12.518210	14.358749	14.70%	12,268
2005	12.433603	12.518210	0.68%	15,243
2004	10.849698	12.433603	14.60%	24,102
2003	7.079974	10.849698	53.24%	24,897
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	13.439609	15.167848	12.86%	5,124
2011	14.565623	13.439609	-7.73%	5,872
2010	11.898090	14.565623	22.42%	12,619
2009	9.036032	11.898090	31.67%	20,116
2008	14.965507	9.036032	-39.62%	21,236
2007	14.996370	14.965507	-0.21%	24,914
2006	13.699412	14.996370	9.47%	25,647
2005	12.486113	13.699412	9.72%	27,320
2004	10.731531	12.486113	16.35%	31,234
2003	7.791534	10.731531	37.73%	33,953
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	10.150957	11.319151	11.51%	3,496
2011	10.323935	10.150957	-1.68%	4,218
2010	9.308905	10.323935	10.90%	4,840
2009	7.569292	9.308905	22.98%	6,264
2008	13.235535	7.569292	-42.81%	7,119
2007	12.525377	13.235535	5.67%	9,922
2006	11.275711	12.525377	11.08%	10,833
2005	10.753942	11.275711	4.85%	10,414
2004	10.023361	10.753942	7.29%	11,644
2003	8.042520	10.023361	24.63%	10,399
141

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.493346	10.766204	13.41%	5,144
2011	9.099998	9.493346	4.32%	6,497
2010	7.136313	9.099998	27.52%	8,077
2009	5.568692	7.136313	28.15%	16,344
2008*	10.000000	5.568692	-44.31%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.759332	9.998952	2.46%	0
2011	9.934332	9.759332	-1.76%	0
2010	9.633124	9.934332	3.13%	1,057
2009	8.678151	9.633124	11.00%	1,107
2008	10.234147	8.678151	-15.20%	1,511
2007	9.973597	10.234147	2.61%	1,111
2006	9.771163	9.973597	2.07%	1,118
2005	9.833172	9.771163	-0.63%	1,861
2004	9.961375	9.833172	-1.29%	2,646
2003*	10.000000	9.961375	-0.39%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.874489	11.590605	6.59%	818
2011	11.220628	10.874489	-3.08%	4,487
2010	9.577069	11.220628	17.16%	5,798
2009	7.965140	9.577069	20.24%	5,427
2008	13.435723	7.965140	-40.72%	5,780
2007	13.648238	13.435723	-1.56%	17,133
2006	13.237895	13.648238	3.10%	19,754
2005	13.133589	13.237895	0.79%	20,736
2004	11.984956	13.133589	9.58%	24,723
2003	9.783484	11.984956	22.50%	24,682
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.035204	13.082170	8.70%	0
2011	12.677102	12.035204	-5.06%	0
2010	10.534507	12.677102	20.34%	442
2009	8.183285	10.534507	28.73%	2,710
2008	13.796770	8.183285	-40.69%	2,710
2007	13.090466	13.796770	5.40%	1,907
2006	11.753143	13.090466	11.38%	519
2005	11.228435	11.753143	4.67%	0
2004*	10.000000	11.228435	12.28%	0
142

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.183686	21.590576	18.74%	16,658
2011	20.236986	18.183686	-10.15%	20,671
2010	17.814380	20.236986	13.60%	23,405
2009	13.019055	17.814380	36.83%	29,185
2008	22.225396	13.019055	-41.42%	31,286
2007	21.340637	22.225396	4.15%	34,129
2006	18.511544	21.340637	15.28%	34,679
2005	16.528020	18.511544	12.00%	32,424
2004	14.156384	16.528020	16.75%	42,814
2003*	10.000000	14.156384	41.56%	32,179
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	13.500926	15.993997	18.47%	4,854
2011	15.067873	13.500926	-10.40%	5,644
2010	13.295200	15.067873	13.33%	12,711
2009	9.740251	13.295200	36.50%	20,364
2008	16.666091	9.740251	-41.56%	25,698
2007	16.041317	16.666091	3.89%	36,385
2006	13.953282	16.041317	14.96%	47,028
2005	12.488507	13.953282	11.73%	48,158
2004	10.725062	12.488507	16.44%	65,516
2003	7.664287	10.725062	39.94%	74,896
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	15.197192	16.842206	10.82%	2,985
2011	15.414376	15.197192	-1.41%	9,736
2010	13.711354	15.414376	12.42%	14,915
2009	11.822026	13.711354	15.98%	11,243
2008	14.113938	11.822026	-16.24%	15,362
2007	13.154377	14.113938	7.29%	33,327
2006	12.523049	13.154377	5.04%	20,785
2005	12.475153	12.523049	0.38%	18,442
2004	11.745598	12.475153	6.21%	22,407
2003	10.235088	11.745598	14.76%	21,998
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	10.521558	12.017060	14.21%	6,573
2011	10.775191	10.521558	-2.35%	7,315
2010	9.497491	10.775191	13.45%	13,627
2009	7.575572	9.497491	25.37%	18,471
2008	12.602101	7.575572	-39.89%	23,142
2007	12.354406	12.602101	2.00%	50,291
2006	10.990241	12.354406	12.41%	50,520
2005	10.610449	10.990241	3.58%	60,683
2004	9.924810	10.610449	6.91%	58,583
2003	8.013709	9.924810	23.85%	60,761
143

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.344069	14.555434	28.31%	958
2011	10.491378	11.344069	8.13%	407
2010*	10.000000	10.491378	4.91%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.100878	11.872305	6.95%	0
2011	10.751599	11.100878	3.25%	0
2010	10.272077	10.751599	4.67%	337
2009	9.587654	10.272077	7.14%	337
2008	10.931263	9.587654	-12.29%	1,948
2007	10.607728	10.931263	3.05%	729
2006	10.456755	10.607728	1.44%	1,105
2005	10.270946	10.456755	1.81%	1,684
2004	10.075530	10.270946	1.94%	784
2003*	10.000000	10.075530	0.76%	284
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	34.079728	34.509576	1.26%	216
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.591019	-4.09%	0
144

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	10.436025	11.978142	14.78%	8,175
2011	10.049370	10.436025	3.85%	9,816
2010	9.100085	10.049370	10.43%	7,881
2009	7.723627	9.100085	17.82%	10,476
2008	13.303418	7.723627	-41.94%	11,969
2007	12.960442	13.303418	2.65%	15,249
2006	11.315756	12.960442	14.53%	24,026
2005	11.049911	11.315756	2.41%	24,668
2004	10.148088	11.049911	8.89%	29,624
2003	7.841748	10.148088	29.41%	24,706
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
2012	9.776023	11.113270	13.68%	1,779
2011	10.323154	9.776023	-5.77%	7,678
2010	9.600556	10.323154	7.53%	7,713
2009	7.152471	9.600556	34.23%	11,174
2008	12.140809	7.152471	-41.09%	14,253
2007	10.916450	12.140809	11.22%	17,298
2006	11.221960	10.916450	-2.72%	22,780
2005	9.980490	11.221960	12.44%	27,524
2004	9.409333	9.980490	6.07%	30,858
2003	7.790587	9.409333	20.78%	33,030
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	14.943503	17.330840	15.98%	6,859
2011	16.703707	14.943503	-10.54%	9,189
2010	13.477943	16.703707	23.93%	11,051
2009	9.650424	13.477943	39.66%	18,432
2008	15.342380	9.650424	-37.10%	22,393
2007	15.437496	15.342380	-0.62%	35,333
2006	13.806879	15.437496	11.81%	39,829
2005	13.225132	13.806879	4.40%	41,039
2004	11.344786	13.225132	16.57%	61,154
2003	8.224622	11.344786	37.94%	62,026
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.081241	13.751713	5.13%	2,503
2011	11.956690	13.081241	9.41%	2,956
2010	11.618354	11.956690	2.91%	3,464
2009	10.767674	11.618354	7.90%	16,539
2008	11.176197	10.767674	-3.66%	14,246
2007	10.427272	11.176197	7.18%	7,071
2006	10.483909	10.427272	-0.54%	7,097
2005	10.543412	10.483909	-0.56%	13,339
2004	10.178146	10.543412	3.59%	10,400
2003*	10.000000	10.178146	1.78%	5,697
145

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	10.733669	12.026906	12.05%	27,628
2011	10.658911	10.733669	0.70%	30,601
2010	9.562008	10.658911	11.47%	38,487
2009	8.293139	9.562008	15.30%	41,652
2008	12.978736	8.293139	-36.10%	45,293
2007	13.316420	12.978736	-2.54%	75,290
2006	11.643530	13.316420	14.37%	84,823
2005	11.378546	11.643530	2.33%	101,692
2004	10.324332	11.378546	10.21%	110,857
2003	8.162862	10.324332	26.48%	113,229
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ
2012	10.051926	10.991516	9.35%	1,688
2011	10.200643	10.051926	-1.46%	1,688
2010	9.096195	10.200643	12.14%	1,688
2009	6.962883	9.096195	30.64%	1,688
2008	10.872555	6.962883	-35.96%	1,688
2007	10.332649	10.872555	5.23%	1,928
2006	9.686031	10.332649	6.68%	1,928
2005	9.572318	9.686031	1.19%	5,689
2004	9.229468	9.572318	3.71%	14,637
2003	7.496707	9.229468	23.11%	14,752
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	12.101869	13.048188	7.82%	13,000
2011	11.367441	12.101869	6.46%	22,612
2010	10.092681	11.367441	12.63%	21,656
2009	8.434308	10.092681	19.66%	21,735
2008	12.259145	8.434308	-31.20%	21,641
2007	11.720460	12.259145	4.60%	22,654
2006	10.301492	11.720460	13.77%	22,724
2005	10.105709	10.301492	1.94%	22,527
2004	9.850014	10.105709	2.60%	22,443
2003	8.326847	9.850014	18.29%	21,785
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2012	16.725555	18.715907	11.90%	22,205
2011	16.281930	16.725555	2.72%	26,588
2010	14.539798	16.281930	11.98%	17,644
2009	9.740135	14.539798	49.28%	33,359
2008	13.462229	9.740135	-27.65%	34,492
2007	13.328023	13.462229	1.01%	79,085
2006	12.312015	13.328023	8.25%	96,457
2005	12.296087	12.312015	0.13%	104,238
2004	11.401374	12.296087	7.85%	104,453
2003	9.561965	11.401374	19.24%	116,891
146

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	9.754431	10.506570	7.71%	216
2011	10.544104	9.754431	-7.49%	9,860
2010	9.530421	10.544104	10.64%	9,857
2009	8.594710	9.530421	10.89%	8,714
2008	12.482597	8.594710	-31.15%	9,054
2007	11.630461	12.482597	7.33%	9,375
2006	10.259989	11.630461	13.36%	9,379
2005	10.304751	10.259989	-0.43%	5,462
2004	9.827076	10.304751	4.86%	5,462
2003	8.102923	9.827076	21.28%	13,176
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.828563	13.744850	7.14%	26,431
2011	12.847270	12.828563	-0.15%	35,826
2010	12.119075	12.847270	6.01%	32,124
2009	10.302405	12.119075	17.63%	45,546
2008	11.383159	10.302405	-9.49%	57,398
2007	11.060137	11.383159	2.92%	76,272
2006	10.870631	11.060137	1.74%	81,037
2005	10.994650	10.870631	-1.13%	86,890
2004	10.869642	10.994650	1.15%	106,275
2003	10.630846	10.869642	2.25%	109,289
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	10.725321	12.290321	14.59%	28,599
2011	10.883652	10.725321	-1.45%	46,776
2010	9.673851	10.883652	12.51%	57,915
2009	7.607861	9.673851	27.16%	72,704
2008	13.589414	7.607861	-44.02%	76,542
2007	13.708111	13.589414	-0.87%	101,367
2006	11.674636	13.708111	17.42%	156,684
2005	11.295134	11.674636	3.36%	161,814
2004	10.372211	11.295134	8.90%	169,703
2003	8.147807	10.372211	27.30%	159,633
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	9.945397	11.138356	12.00%	20,127
2011	10.161585	9.945397	-2.13%	23,069
2010	8.379768	10.161585	21.26%	24,345
2009	6.688956	8.379768	25.28%	35,728
2008	12.967536	6.688956	-48.42%	43,147
2007	10.458824	12.967536	23.99%	44,386
2006	10.023770	10.458824	4.34%	46,286
2005	9.704174	10.023770	3.29%	49,498
2004	9.612209	9.704174	0.96%	50,307
2003	7.407642	9.612209	29.76%	46,815
147

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	17.984627	20.170001	12.15%	29,674
2011	20.606100	17.984627	-12.72%	33,854
2010	16.370387	20.606100	25.87%	46,536
2009	11.965086	16.370387	36.82%	54,497
2008	20.237742	11.965086	-40.88%	64,483
2007	17.924829	20.237742	12.90%	70,340
2006	16.288052	17.924829	10.05%	75,557
2005	14.096631	16.288052	15.55%	65,946
2004	11.550829	14.096631	22.04%	81,425
2003	8.533965	11.550829	35.35%	70,217
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.110880	13.101431	17.92%	14,850
2011	13.737930	11.110880	-19.12%	17,021
2010	12.437172	13.737930	10.46%	20,068
2009	10.066561	12.437172	23.55%	50,038
2008	18.344604	10.066561	-45.13%	61,880
2007	16.009047	18.344604	14.59%	67,362
2006	13.879171	16.009047	15.35%	67,849
2005	11.938459	13.879171	16.26%	71,093
2004	10.761298	11.938459	10.94%	81,401
2003	7.686734	10.761298	40.00%	37,997
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	12.153807	15.118204	24.39%	5,833
2011	13.647500	12.153807	-10.94%	7,494
2010	11.033868	13.647500	23.69%	7,494
2009	7.171741	11.033868	53.85%	23,615
2008	15.038878	7.171741	-52.31%	25,388
2007	14.570436	15.038878	3.22%	30,560
2006	12.828478	14.570436	13.58%	30,743
2005	12.792406	12.828478	0.28%	26,333
2004	11.478248	12.792406	11.45%	31,159
2003	7.450311	11.478248	54.06%	15,181
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	9.854865	10.939942	11.01%	8,023
2011	10.752990	9.854865	-8.35%	7,404
2010	9.186139	10.752990	17.06%	10,820
2009	5.664663	9.186139	62.17%	14,464
2008	11.371625	5.664663	-50.19%	20,654
2007	9.959272	11.371625	14.18%	21,963
2006	9.912167	9.959272	0.48%	28,311
2005	9.405719	9.912167	5.38%	31,259
2004	8.997670	9.405719	4.54%	29,222
2003	7.234568	8.997670	24.37%	30,514
148

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2012	11.198847	13.037902	16.42%	39,841
2011	11.684922	11.198847	-4.16%	42,129
2010	10.316169	11.684922	13.27%	68,083
2009	8.206265	10.316169	25.71%	89,834
2008	13.057412	8.206265	-37.15%	107,631
2007	13.657038	13.057412	-4.39%	165,984
2006	12.020473	13.657038	13.61%	186,150
2005	11.792891	12.020473	1.93%	193,868
2004	10.258038	11.792891	14.96%	195,987
2003	8.012517	10.258038	28.03%	174,095
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2012	10.124975	11.261205	11.22%	5,901
2011	10.372161	10.124975	-2.38%	9,030
2010	9.697593	10.372161	6.96%	12,899
2009	7.739824	9.697593	25.29%	20,046
2008	11.346542	7.739824	-31.79%	13,460
2007	10.744710	11.346542	5.60%	13,375
2006*	10.000000	10.744710	7.45%	13,742
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.686824	-3.13%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2012	8.713217	9.930699	13.97%	10,191
2011	9.484464	8.713217	-8.13%	12,778
2010	7.497975	9.484464	26.49%	15,226
2009	5.422150	7.497975	38.28%	19,998
2008	11.442330	5.422150	-52.61%	19,674
2007	10.674069	11.442330	7.20%	22,806
2006	10.657649	10.674069	0.15%	26,130
2005	10.583195	10.657649	0.70%	31,929
2004	9.451227	10.583195	11.98%	34,551
2003	7.066726	9.451227	33.74%	34,348
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	12.660997	14.984707	18.35%	2,933
2011	14.448365	12.660997	-12.37%	5,217
2010	10.856200	14.448365	33.09%	7,446
2009	6.806357	10.856200	59.50%	13,076
2008	11.495792	6.806357	-40.79%	13,131
2007	11.485280	11.495792	0.09%	13,952
2006	10.387838	11.485280	10.56%	14,080
2005	10.101746	10.387838	2.83%	15,747
2004	9.715198	10.101746	3.98%	15,583
2003	7.437071	9.715198	30.63%	20,070
149

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.331947	13.989788	13.44%	8,467
2011	12.654959	12.331947	-2.55%	10,700
2010	11.622595	12.654959	8.88%	18,884
2009	9.695212	11.622595	19.88%	19,643
2008	14.724838	9.695212	-34.16%	15,659
2007	13.980746	14.724838	5.32%	15,050
2006	11.849834	13.980746	17.98%	14,805
2005	11.368094	11.849834	4.24%	13,651
2004	10.112649	11.368094	12.41%	13,430
2003	8.282982	10.112649	22.09%	14,550
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.281748	11.668920	13.49%	3,157
2011	10.691901	10.281748	-3.84%	1,302
2010*	10.000000	10.691901	6.92%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.486709	15.110100	12.04%	10,491
2011	13.708726	13.486709	-1.62%	10,565
2010	12.375076	13.708726	10.78%	16,313
2009*	10.000000	12.375076	23.75%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	8.995753	9.819051	9.15%	0
2011	9.490110	8.995753	-5.21%	0
2010	7.843856	9.490110	20.99%	0
2009	6.091263	7.843856	28.77%	0
2008*	10.000000	6.091263	-39.09%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.309423	11.899810	5.22%	3,824
2011	10.873028	11.309423	4.01%	1,826
2010	10.401215	10.873028	4.54%	1,826
2009	9.783754	10.401215	6.31%	1,826
2008*	10.000000	9.783754	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.349230	18.712714	14.46%	1,579
2011	21.573303	16.349230	-24.22%	1,854
2010	19.014478	21.573303	13.46%	2,258
2009	11.909007	19.014478	59.66%	3,226
2008	28.870938	11.909007	-58.75%	3,608
2007	20.277193	28.870938	42.38%	5,584
2006	15.166512	20.277193	33.70%	3,877
2005	11.692144	15.166512	29.72%	2,389
2004*	10.000000	11.692144	16.92%	1,582
150

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2012	12.937478	13.015192	0.60%	37,227
2011	12.349381	12.937478	4.76%	47,455
2010	12.068305	12.349381	2.33%	59,873
2009	12.034793	12.068305	0.28%	92,301
2008	11.436888	12.034793	5.23%	121,371
2007	10.928136	11.436888	4.66%	187,482
2006	10.836893	10.928136	0.84%	180,639
2005	10.745224	10.836893	0.85%	194,239
2004	10.654825	10.745224	0.85%	227,973
2003	10.694067	10.654825	-0.37%	254,592
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	11.998455	13.613905	13.46%	9,448
2011	12.756868	11.998455	-5.95%	10,453
2010	11.367379	12.756868	12.22%	12,298
2009	9.127916	11.367379	24.53%	13,521
2008	14.763434	9.127916	-38.17%	14,167
2007	14.233770	14.763434	3.72%	35,729
2006	12.439821	14.233770	14.42%	28,532
2005	11.772148	12.439821	5.67%	30,943
2004	10.545460	11.772148	11.63%	34,781
2003	8.168360	10.545460	29.10%	48,527
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.872227	12.223839	2.96%	24,433
2011	11.780992	11.872227	0.77%	37,950
2010	11.363998	11.780992	3.67%	43,166
2009	10.641051	11.363998	6.79%	46,291
2008	11.565930	10.641051	-8.00%	29,095
2007	11.212035	11.565930	3.16%	32,883
2006	10.786946	11.212035	3.94%	35,808
2005	10.665010	10.786946	1.14%	61,553
2004	10.409473	10.665010	2.45%	79,997
2003	9.853651	10.409473	5.64%	94,268
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.241032	13.279033	8.48%	68,744
2011	12.508109	12.241032	-2.14%	75,006
2010	11.519104	12.508109	8.59%	94,593
2009	9.876294	11.519104	16.63%	210,040
2008	13.135149	9.876294	-24.81%	245,788
2007	12.699711	13.135149	3.43%	305,133
2006	11.648839	12.699711	9.02%	321,386
2005	11.294395	11.648839	3.14%	363,127
2004	10.532259	11.294395	7.24%	370,513
2003	8.961185	10.532259	17.53%	389,888
151

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.256770	13.649868	11.37%	66,971
2011	12.791175	12.256770	-4.18%	77,707
2010	11.579252	12.791175	10.47%	107,543
2009	9.508317	11.579252	21.78%	147,022
2008	14.156450	9.508317	-32.83%	156,930
2007	13.623857	14.156450	3.91%	162,174
2006	12.148749	13.623857	12.14%	174,992
2005	11.588986	12.148749	4.83%	186,678
2004	10.560445	11.588986	9.74%	146,534
2003	8.517407	10.560445	23.99%	150,152
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.301439	13.010715	5.77%	56,388
2011	12.310796	12.301439	-0.08%	63,746
2010	11.587882	12.310796	6.24%	67,242
2009	10.331947	11.587882	12.16%	111,235
2008	12.422545	10.331947	-16.83%	115,389
2007	11.988026	12.422545	3.62%	128,457
2006	11.293234	11.988026	6.15%	114,589
2005	11.039557	11.293234	2.30%	117,978
2004	10.522984	11.039557	4.91%	130,860
2003	9.453586	10.522984	11.31%	147,689
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.036939	15.113690	15.93%	31,795
2011	13.656746	13.036939	-4.54%	50,284
2010	12.854703	13.656746	6.24%	78,208
2009*	10.000000	12.854703	28.55%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.220847	10.005629	-2.11%	25,527
2011	10.439472	10.220847	-2.09%	26,632
2010	10.663389	10.439472	-2.10%	38,427
2009	10.887553	10.663389	-2.06%	90,118
2008	10.897300	10.887553	-0.09%	118,829
2007	10.623206	10.897300	2.58%	98,634
2006	10.380196	10.623206	2.34%	56,429
2005	10.326717	10.380196	0.52%	75,391
2004	10.463331	10.326717	-1.31%	78,051
2003	10.621324	10.463331	-1.49%	165,079
152

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.516142	15.951367	9.89%	14,902
2011	14.047369	14.516142	3.34%	17,176
2010	12.974880	14.047369	8.27%	7,379
2009	10.655312	12.974880	21.77%	13,059
2008	13.159351	10.655312	-19.03%	19,877
2007	12.848901	13.159351	2.42%	30,797
2006	12.518094	12.848901	2.64%	32,102
2005	12.513070	12.518094	0.04%	27,112
2004	11.997543	12.513070	4.30%	34,711
2003	10.930457	11.997543	9.76%	28,810
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.493214	9.723482	14.49%	918
2011	10.376995	8.493214	-18.15%	1,989
2010	10.013563	10.376995	3.63%	1,989
2009	7.898878	10.013563	26.77%	6,768
2008	15.068152	7.898878	-47.58%	6,768
2007	14.988756	15.068152	0.53%	8,277
2006	12.506971	14.988756	19.84%	7,686
2005	11.426098	12.506971	9.46%	3,191
2004*	10.000000	11.426098	14.26%	1,725
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.570108	9.761866	13.91%	7,128
2011	9.015564	8.570108	-4.94%	8,282
2010	7.972276	9.015564	13.09%	8,435
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.496867	9.660589	13.70%	1,883
2011	8.968663	8.496867	-5.26%	2,937
2010	7.941252	8.968663	12.94%	2,937
2009	6.270928	7.941252	26.64%	9,092
2008*	10.000000	6.270928	-37.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.923076	9.120782	15.12%	21,765
2011	8.617750	7.923076	-8.06%	26,322
2010	7.807353	8.617750	10.38%	28,772
2009	6.259102	7.807353	24.74%	40,804
2008*	10.000000	6.259102	-37.41%	0
153

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	9.188264	10.172551	10.71%	2,845
2011	9.466485	9.188264	-2.94%	5,121
2010	7.729018	9.466485	22.48%	8,284
2009	6.207268	7.729018	24.52%	10,269
2008	11.859927	6.207268	-47.66%	14,023
2007	11.064541	11.859927	7.19%	19,227
2006	10.973683	11.064541	0.83%	18,079
2005	10.403566	10.973683	5.48%	21,235
2004	9.390155	10.403566	10.79%	25,577
2003	7.154448	9.390155	31.25%	28,197
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	12.175439	14.339387	17.77%	5,878
2011	13.153417	12.175439	-7.44%	9,514
2010	10.622939	13.153417	23.82%	11,193
2009	8.621339	10.622939	23.22%	15,539
2008	13.008384	8.621339	-33.72%	20,294
2007	14.324600	13.008384	-9.19%	27,553
2006	12.494802	14.324600	14.64%	29,073
2005	12.416673	12.494802	0.63%	29,439
2004	10.840451	12.416673	14.54%	28,458
2003	7.077550	10.840451	53.17%	28,363
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	13.373419	15.085432	12.80%	8,810
2011	14.501275	13.373419	-7.78%	10,379
2010	11.851575	14.501275	22.36%	11,131
2009	9.005306	11.851575	31.61%	15,920
2008	14.922247	9.005306	-39.65%	19,496
2007	14.960700	14.922247	-0.26%	25,285
2006	13.673799	14.960700	9.41%	26,690
2005	12.469104	13.673799	9.66%	26,589
2004	10.722387	12.469104	16.29%	27,893
2003	7.788869	10.722387	37.66%	29,384
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	10.100975	11.257647	11.45%	4,849
2011	10.278332	10.100975	-1.73%	2,120
2010	9.272513	10.278332	10.85%	2,120
2009	7.543548	9.272513	22.92%	2,120
2008	13.197286	7.543548	-42.84%	3,888
2007	12.495597	13.197286	5.62%	7,380
2006	11.254638	12.495597	11.03%	7,850
2005	10.739310	11.254638	4.80%	8,368
2004	10.014832	10.739310	7.23%	9,692
2003	8.039774	10.014832	24.57%	20,439
154

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.475533	10.740512	13.35%	28,126
2011	9.087555	9.475533	4.27%	34,124
2010	7.130197	9.087555	27.45%	38,479
2009	5.566771	7.130197	28.08%	50,558
2008*	10.000000	5.566771	-44.33%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.716253	9.949728	2.40%	22,247
2011	9.895523	9.716253	-1.81%	25,842
2010	9.600383	9.895523	3.07%	28,927
2009	8.653074	9.600383	10.95%	24,864
2008	10.209798	8.653074	-15.25%	25,940
2007	9.954980	10.209798	2.56%	29,171
2006	9.757891	9.954980	2.02%	29,372
2005	9.824818	9.757891	-0.68%	30,768
2004	9.957976	9.824818	-1.34%	30,481
2003*	10.000000	9.957976	-0.42%	24,306
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.820966	11.527661	6.53%	250
2011	11.171080	10.820966	-3.13%	543
2010	9.539643	11.171080	17.10%	661
2009	7.938066	9.539643	20.18%	1,085
2008	13.396903	7.938066	-40.75%	1,746
2007	13.615795	13.396903	-1.61%	2,251
2006	13.213153	13.615795	3.05%	2,762
2005	13.115703	13.213153	0.74%	5,664
2004	11.974739	13.115703	9.53%	6,037
2003	9.780134	11.974739	22.44%	5,946
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	11.988232	13.024443	8.64%	310
2011	12.634061	11.988232	-5.11%	1,356
2010	10.504105	12.634061	20.28%	1,356
2009	8.163823	10.504105	28.67%	3,012
2008	13.771010	8.163823	-40.72%	3,012
2007	13.072738	13.771010	5.34%	2,622
2006	11.743204	13.072738	11.32%	2,622
2005	11.224655	11.743204	4.62%	1,644
2004*	10.000000	11.224655	12.25%	451
155

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.103419	21.484282	18.68%	5,631
2011	20.157937	18.103419	-10.19%	9,394
2010	17.753846	20.157937	13.54%	15,949
2009	12.981440	17.753846	36.76%	24,069
2008	22.172529	12.981440	-41.45%	28,372
2007	21.300790	22.172529	4.09%	32,903
2006	18.486390	21.300790	15.22%	37,392
2005	16.513972	18.486390	11.94%	37,534
2004	14.151574	16.513972	16.69%	34,854
2003*	10.000000	14.151574	41.52%	31,802
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	13.434394	15.907038	18.41%	6,530
2011	15.001280	13.434394	-10.45%	8,747
2010	13.243189	15.001280	13.28%	12,354
2009	9.707102	13.243189	36.43%	22,400
2008	16.617879	9.707102	-41.59%	27,793
2007	16.003135	16.617879	3.84%	45,165
2006	13.927153	16.003135	14.91%	50,254
2005	12.471483	13.927153	11.67%	57,742
2004	10.715916	12.471483	16.38%	64,344
2003	7.661661	10.715916	39.86%	72,715
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	15.122401	16.750756	10.77%	21,192
2011	15.346338	15.122401	-1.46%	24,838
2010	13.657796	15.346338	12.36%	17,374
2009	11.781841	13.657796	15.92%	22,160
2008	14.073152	11.781841	-16.28%	27,363
2007	13.123098	14.073152	7.24%	30,637
2006	12.499630	13.123098	4.99%	26,338
2005	12.458163	12.499630	0.33%	36,316
2004	11.735589	12.458163	6.16%	44,792
2003	10.231592	11.735589	14.70%	52,234
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	10.469739	11.951755	14.16%	20,483
2011	10.727597	10.469739	-2.40%	25,303
2010	9.460366	10.727597	13.40%	28,519
2009	7.549815	9.460366	25.31%	47,100
2008	12.565686	7.549815	-39.92%	55,618
2007	12.325022	12.565686	1.95%	76,547
2006	10.969685	12.325022	12.36%	86,175
2005	10.595996	10.969685	3.53%	88,902
2004	9.916349	10.595996	6.85%	107,213
2003	8.010966	9.916349	23.78%	116,691
156

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.334453	14.535657	28.24%	4,571
2011	10.487823	11.334453	8.07%	2,233
2010*	10.000000	10.487823	4.88%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.051863	11.813836	6.89%	0
2011	10.709575	11.051863	3.20%	0
2010	10.237153	10.709575	4.61%	0
2009	9.559941	10.237153	7.08%	0
2008	10.905234	9.559941	-12.34%	1,020
2007	10.587907	10.905234	3.00%	2,959
2006	10.442533	10.587907	1.39%	3,918
2005	10.262197	10.442533	1.76%	3,965
2004	10.072087	10.262197	1.89%	0
2003*	10.000000	10.072087	0.72%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	33.860125	34.269654	1.21%	429
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.587752	-4.12%	0
157

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	10.384621	11.913045	14.72%	1,193
2011	10.004968	10.384621	3.79%	1,193
2010	9.064499	10.004968	10.38%	1,707
2009	7.697358	9.064499	17.76%	1,707
2008	13.264966	7.697358	-41.97%	1,707
2007	12.929611	13.264966	2.59%	1,707
2006	11.294589	12.929611	14.48%	1,707
2005	11.034867	11.294589	2.35%	1,707
2004	10.139444	11.034867	8.83%	1,707
2003	7.839063	10.139444	29.35%	1,707
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
2012	9.727852	11.052863	13.62%	0
2011	10.277516	9.727852	-5.82%	0
2010	9.562996	10.277516	7.47%	0
2009	7.128132	9.562996	34.16%	589
2008	12.105688	7.128132	-41.12%	0
2007	10.890468	12.105688	11.16%	0
2006	11.200961	10.890468	-2.77%	0
2005	9.966885	11.200961	12.38%	0
2004	9.401321	9.966885	6.02%	0
2003	7.787917	9.401321	20.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	14.869912	17.236659	15.92%	0
2011	16.629927	14.869912	-10.58%	0
2010	13.425261	16.629927	23.87%	0
2009	9.617617	13.425261	39.59%	0
2008	15.298059	9.617617	-37.13%	0
2007	15.400811	15.298059	-0.67%	1,202
2006	13.781080	15.400811	11.75%	15,599
2005	13.207140	13.781080	4.35%	7,102
2004	11.335140	13.207140	16.52%	8,353
2003	8.221811	11.335140	37.87%	8,362
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.023453	13.683949	5.07%	7,679
2011	11.909933	13.023453	9.35%	7,679
2010	11.578828	11.909933	2.86%	18,663
2009	10.736525	11.578828	7.85%	10,984
2008	11.149561	10.736525	-3.70%	9,828
2007	10.407763	11.149561	7.13%	0
2006	10.469628	10.407763	-0.59%	0
2005	10.534412	10.469628	-0.61%	2,927
2004	10.174656	10.534412	3.54%	0
2003*	10.000000	10.174656	1.75%	0
158

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	10.680763	11.961492	11.99%	1,578
2011	10.611777	10.680763	0.65%	1,578
2010	9.524591	10.611777	11.41%	1,578
2009	8.264918	9.524591	15.24%	1,578
2008	12.941196	8.264918	-36.13%	1,578
2007	13.284729	12.941196	-2.59%	1,578
2006	11.621727	13.284729	14.31%	1,578
2005	11.363031	11.621727	2.28%	1,578
2004	10.315523	11.363031	10.15%	1,578
2003	8.160070	10.315523	26.41%	1,578
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ
2012	10.002360	10.931716	9.29%	0
2011	10.155527	10.002360	-1.51%	0
2010	9.060587	10.155527	12.08%	0
2009	6.939167	9.060587	30.57%	0
2008	10.841083	6.939167	-35.99%	0
2007	10.308038	10.841083	5.17%	0
2006	9.667890	10.308038	6.62%	659
2005	9.559267	9.667890	1.14%	659
2004	9.221596	9.559267	3.66%	659
2003	7.494141	9.221596	23.05%	659
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	12.042289	12.977305	7.76%	0
2011	11.317235	12.042289	6.41%	0
2010	10.053226	11.317235	12.57%	0
2009	8.405615	10.053226	19.60%	0
2008	12.223690	8.405615	-31.24%	0
2007	11.692583	12.223690	4.54%	0
2006	10.282223	11.692583	13.72%	0
2005	10.091938	10.282223	1.89%	0
2004	9.841621	10.091938	2.54%	666
2003	8.323994	9.841621	18.23%	521
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2012	16.643198	18.614214	11.84%	0
2011	16.210022	16.643198	2.67%	1,512
2010	14.482969	16.210022	11.92%	5,037
2009	9.707020	14.482969	49.20%	5,578
2008	13.423310	9.707020	-27.69%	1,512
2007	13.296306	13.423310	0.96%	6,919
2006	12.288979	13.296306	8.20%	8,596
2005	12.279340	12.288979	0.08%	20,021
2004	11.391667	12.279340	7.79%	17,616
2003	9.558703	11.391667	19.18%	15,633
159

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	9.706385	10.449473	7.66%	612
2011	10.497512	9.706385	-7.54%	612
2010	9.493145	10.497512	10.58%	612
2009	8.565483	9.493145	10.83%	343
2008	12.446513	8.565483	-31.18%	343
2007	11.602794	12.446513	7.27%	343
2006	10.240784	11.602794	13.30%	263
2005	10.290702	10.240784	-0.49%	0
2004	9.818699	10.290702	4.81%	0
2003	8.100155	9.818699	21.22%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.765367	13.670124	7.09%	17,038
2011	12.790504	12.765367	-0.20%	18,119
2010	12.071689	12.790504	5.95%	19,257
2009	10.267356	12.071689	17.57%	2,844
2008	11.350232	10.267356	-9.54%	1,081
2007	11.033818	11.350232	2.87%	1,081
2006	10.850276	11.033818	1.69%	2,805
2005	10.979659	10.850276	-1.18%	11,746
2004	10.860369	10.979659	1.10%	11,965
2003	10.627205	10.860369	2.19%	14,046
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	10.672473	12.223499	14.53%	0
2011	10.835540	10.672473	-1.50%	0
2010	9.636008	10.835540	12.45%	0
2009	7.581975	9.636008	27.09%	0
2008	13.550112	7.581975	-44.04%	0
2007	13.675478	13.550112	-0.92%	2,248
2006	11.652773	13.675478	17.36%	2,529
2005	11.279731	11.652773	3.31%	3,491
2004	10.363360	11.279731	8.84%	3,806
2003	8.145012	10.363360	27.24%	3,826
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	9.896425	11.077843	11.94%	0
2011	10.116699	9.896425	-2.18%	0
2010	8.347014	10.116699	21.20%	0
2009	6.666204	8.347014	25.21%	0
2008	12.930063	6.666204	-48.44%	507
2007	10.433955	12.930063	23.92%	507
2006	10.005039	10.433955	4.29%	384
2005	9.690969	10.005039	3.24%	216
2004	9.604032	9.690969	0.91%	1,098
2003	7.405111	9.604032	29.69%	0
160

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	17.895992	20.060313	12.09%	0
2011	20.515011	17.895992	-12.77%	0
2010	16.306343	20.515011	25.81%	272
2009	11.924352	16.306343	36.75%	283
2008	20.179187	11.924352	-40.91%	559
2007	17.882154	20.179187	12.85%	3,759
2006	16.257556	17.882154	9.99%	2,341
2005	14.077402	16.257556	15.49%	3,647
2004	11.540962	14.077402	21.98%	2,543
2003	8.531037	11.540962	35.28%	2,543
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.056134	13.030212	17.86%	0
2011	13.677222	11.056134	-19.16%	539
2010	12.388529	13.677222	10.40%	539
2009	10.032314	12.388529	23.49%	0
2008	18.291575	10.032314	-45.15%	288
2007	15.970968	18.291575	14.53%	2,281
2006	13.853200	15.970968	15.29%	2,550
2005	11.922189	13.853200	16.20%	1,566
2004	10.752130	11.922189	10.88%	1,676
2003	7.684104	10.752130	39.93%	2,554
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	12.093950	15.036041	24.33%	0
2011	13.587214	12.093950	-10.99%	0
2010	10.990735	13.587214	23.62%	0
2009	7.147359	10.990735	53.77%	0
2008	14.995434	7.147359	-52.34%	0
2007	14.535813	14.995434	3.16%	1,776
2006	12.804504	14.535813	13.52%	2,490
2005	12.775007	12.804504	0.23%	4,181
2004	11.468492	12.775007	11.39%	5,116
2003	7.447769	11.468492	53.99%	5,109
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	9.806315	10.880461	10.95%	5,264
2011	10.705478	9.806315	-8.40%	2,940
2010	9.150214	10.705478	17.00%	2,940
2009	5.645393	9.150214	62.08%	3,572
2008	11.338751	5.645393	-50.21%	2,940
2007	9.935577	11.338751	14.12%	2,940
2006	9.893627	9.935577	0.42%	2,940
2005	9.392909	9.893627	5.33%	3,122
2004	8.990005	9.392909	4.48%	2,940
2003	7.232100	8.990005	24.31%	2,940
161

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2012	11.143665	12.967012	16.36%	8,909
2011	11.633272	11.143665	-4.21%	10,140
2010	10.275813	11.633272	13.21%	10,140
2009	8.178340	10.275813	25.65%	10,140
2008	13.019660	8.178340	-37.18%	10,541
2007	13.624553	13.019660	-4.44%	14,362
2006	11.997994	13.624553	13.56%	16,740
2005	11.776840	11.997994	1.88%	21,132
2004	10.249304	11.776840	14.90%	23,088
2003	8.009776	10.249304	27.96%	23,088
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2012	10.095672	11.222864	11.17%	0
2011	10.347418	10.095672	-2.43%	0
2010	9.679404	10.347418	6.90%	572
2009	7.729246	9.679404	25.23%	572
2008	11.336843	7.729246	-31.82%	572
2007	10.741032	11.336843	5.55%	572
2006*	10.000000	10.741032	7.41%	572
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.683468	-3.17%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2012	8.670298	9.876722	13.91%	0
2011	9.442557	8.670298	-8.18%	0
2010	7.468647	9.442557	26.43%	0
2009	5.403695	7.468647	38.21%	0
2008	11.409248	5.403695	-52.64%	0
2007	10.648669	11.409248	7.14%	0
2006	10.637710	10.648669	0.10%	628
2005	10.568770	10.637710	0.65%	437
2004	9.443166	10.568770	11.92%	2,539
2003	7.064298	9.443166	33.67%	437
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	12.598600	14.903213	18.29%	0
2011	14.384500	12.598600	-12.42%	616
2010	10.813736	14.384500	33.02%	616
2009	6.783195	10.813736	59.42%	497
2008	11.462557	6.783195	-40.82%	0
2007	11.457953	11.462557	0.04%	0
2006	10.368408	11.457953	10.51%	106
2005	10.087984	10.368408	2.78%	0
2004	9.706922	10.087984	3.93%	2,339
2003	7.434528	9.706922	30.57%	2,289
162

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.271241	13.913789	13.39%	6,755
2011	12.599085	12.271241	-2.60%	6,755
2010	11.577186	12.599085	8.83%	7,772
2009	9.662266	11.577186	19.82%	7,790
2008	14.682307	9.662266	-34.19%	7,854
2007	13.947521	14.682307	5.27%	7,359
2006	11.827697	13.947521	17.92%	7,126
2005	11.352641	11.827697	4.18%	9,497
2004	10.104053	11.352641	12.36%	8,810
2003	8.280156	10.104053	22.03%	8,810
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.273024	11.653050	13.43%	0
2011	10.688282	10.273024	-3.89%	0
2010*	10.000000	10.688282	6.88%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.468372	15.081830	11.98%	2,348
2011	13.697071	13.468372	-1.67%	2,348
2010	12.370863	13.697071	10.72%	2,348
2009*	10.000000	12.370863	23.71%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	8.978929	9.795668	9.10%	0
2011	9.477194	8.978929	-5.26%	0
2010	7.837169	9.477194	20.93%	0
2009	6.089184	7.837169	28.71%	0
2008*	10.000000	6.089184	-39.11%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.288265	11.871478	5.17%	0
2011	10.858224	11.288265	3.96%	0
2010	10.392365	10.858224	4.48%	1,281
2009	9.780422	10.392365	6.26%	1,281
2008*	10.000000	9.780422	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.285347	18.630058	14.40%	0
2011	21.499990	16.285347	-24.25%	350
2010	18.959530	21.499990	13.40%	748
2009	11.880662	18.959530	59.58%	705
2008	28.817018	11.880662	-58.77%	579
2007	20.249698	28.817018	42.31%	1,696
2006	15.153663	20.249698	33.63%	1,747
2005	11.688190	15.153663	29.65%	1,223
2004*	10.000000	11.688190	16.88%	2,229
163

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2012	12.873778	12.944473	0.55%	0
2011	12.294831	12.873778	4.71%	0
2010	12.021123	12.294831	2.28%	0
2009	11.993864	12.021123	0.23%	879
2008	11.403811	11.993864	5.17%	879
2007	10.902124	11.403811	4.60%	2,236
2006	10.816598	10.902124	0.79%	3,663
2005	10.730574	10.816598	0.80%	5,637
2004	10.645737	10.730574	0.80%	5,698
2003	10.690409	10.645737	-0.42%	6,684
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	11.937753	13.538112	13.41%	3,132
2011	12.698806	11.937753	-5.99%	3,132
2010	11.321413	12.698806	12.17%	3,132
2009	9.095650	11.321413	24.47%	3,132
2008	14.718787	9.095650	-38.20%	3,132
2007	14.198005	14.718787	3.67%	6,062
2006	12.414889	14.198005	14.36%	6,062
2005	11.754545	12.414889	5.62%	6,062
2004	10.535072	11.754545	11.58%	6,062
2003	8.164471	10.535072	29.04%	2,930
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.812151	12.155751	2.91%	0
2011	11.727352	11.812151	0.72%	0
2010	11.318042	11.727352	3.62%	0
2009	10.603430	11.318042	6.74%	0
2008	11.530938	10.603430	-8.04%	0
2007	11.183860	11.530938	3.10%	15,126
2006	10.765318	11.183860	3.89%	15,126
2005	10.649052	10.765318	1.09%	15,126
2004	10.399210	10.649052	2.40%	15,126
2003	9.848954	10.399210	5.59%	5,850
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.179062	13.205039	8.42%	10,011
2011	12.451121	12.179062	-2.19%	19,547
2010	11.472481	12.451121	8.53%	21,660
2009	9.841353	11.472481	16.57%	26,205
2008	13.095364	9.841353	-24.85%	31,600
2007	12.667750	13.095364	3.38%	36,399
2006	11.625445	12.667750	8.97%	51,480
2005	11.277457	11.625445	3.09%	54,108
2004	10.521843	11.277457	7.18%	59,724
2003	8.956898	10.521843	17.47%	53,083
164

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.194727	13.573828	11.31%	25,567
2011	12.732914	12.194727	-4.23%	25,567
2010	11.532390	12.732914	10.41%	25,567
2009	9.474674	11.532390	21.72%	25,567
2008	14.113594	9.474674	-32.87%	25,569
2007	13.589597	14.113594	3.86%	36,063
2006	12.124375	13.589597	12.08%	59,081
2005	11.571630	12.124375	4.78%	59,514
2004	10.550021	11.571630	9.68%	60,535
2003	8.513348	10.550021	23.92%	62,162
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.239203	12.938265	5.71%	27,431
2011	12.254755	12.239203	-0.13%	30,178
2010	11.541012	12.254755	6.18%	21,235
2009	10.295423	11.541012	12.10%	21,235
2008	12.384961	10.295423	-16.87%	21,871
2007	11.957904	12.384961	3.57%	30,153
2006	11.270594	11.957904	6.10%	33,846
2005	11.023031	11.270594	2.25%	33,874
2004	10.512612	11.023031	4.86%	33,156
2003	9.449094	10.512612	11.26%	33,336
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.019223	15.085423	15.87%	732
2011	13.645142	13.019223	-4.59%	732
2010	12.850326	13.645142	6.19%	2,004
2009*	10.000000	12.850326	28.50%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.154909	9.935990	-2.16%	14,510
2011	10.377412	10.154909	-2.14%	14,510
2010	10.605413	10.377412	-2.15%	15,788
2009	10.833890	10.605413	-2.11%	51,012
2008	10.849130	10.833890	-0.14%	65,887
2007	10.581681	10.849130	2.53%	50,517
2006	10.344890	10.581681	2.29%	275
2005	10.296837	10.344890	0.47%	2,478
2004	10.438388	10.296837	-1.36%	2,478
2003	10.601417	10.438388	-1.54%	8,932
165

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.422527	15.840384	9.83%	0
2011	13.963887	14.422527	3.28%	0
2010	12.904361	13.963887	8.21%	0
2009	10.602815	12.904361	21.71%	0
2008	13.101219	10.602815	-19.07%	0
2007	12.798707	13.101219	2.36%	0
2006	12.475539	12.798707	2.59%	0
2005	12.476882	12.475539	-0.01%	0
2004	11.968967	12.476882	4.24%	0
2003	10.909995	11.968967	9.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.460037	9.680539	14.43%	0
2011	10.341747	8.460037	-18.20%	0
2010	9.984650	10.341747	3.58%	0
2009	7.880097	9.984650	26.71%	0
2008	15.040018	7.880097	-47.61%	0
2007	14.968461	15.040018	0.48%	2,463
2006	12.496392	14.968461	19.78%	2,004
2005	11.422247	12.496392	9.40%	448
2004*	10.000000	11.422247	14.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.554070	9.738612	13.85%	0
2011	9.003287	8.554070	-4.99%	416
2010	7.965480	9.003287	13.03%	1,026
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.480971	9.637576	13.64%	0
2011	8.956444	8.480971	-5.31%	0
2010	7.934473	8.956444	12.88%	0
2009	6.268781	7.934473	26.57%	0
2008*	10.000000	6.268781	-37.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.908241	9.099031	15.06%	1,075
2011	8.606015	7.908241	-8.11%	3,204
2010	7.800703	8.606015	10.32%	3,204
2009	6.256962	7.800703	24.67%	3,204
2008*	10.000000	6.256962	-37.43%	0
166

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	9.142986	10.117247	10.66%	0
2011	9.424646	9.142986	-2.99%	0
2010	7.698789	9.424646	22.42%	0
2009	6.186152	7.698789	24.45%	0
2008	11.825635	6.186152	-47.69%	0
2007	11.038221	11.825635	7.13%	0
2006	10.953165	11.038221	0.78%	707
2005	10.389395	10.953165	5.43%	707
2004	9.382149	10.389395	10.74%	1,694
2003	7.151998	9.382149	31.18%	707
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	12.115439	14.261419	17.71%	0
2011	13.095274	12.115439	-7.48%	0
2010	10.581383	13.095274	23.76%	0
2009	8.592002	10.581383	23.15%	0
2008	12.970757	8.592002	-33.76%	0
2007	14.290507	12.970757	-9.24%	1,135
2006	12.471410	14.290507	14.59%	3,557
2005	12.399737	12.471410	0.58%	3,846
2004	10.831199	12.399737	14.48%	4,884
2003	7.075123	10.831199	53.09%	3,883
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	13.307553	15.003456	12.74%	1,181
2011	14.437211	13.307553	-7.82%	1,181
2010	11.805238	14.437211	22.29%	1,964
2009	8.974677	11.805238	31.54%	1,973
2008	14.879109	8.974677	-39.68%	2,004
2007	14.925125	14.879109	-0.31%	2,614
2006	13.648230	14.925125	9.36%	1,117
2005	12.452130	13.648230	9.61%	921
2004	10.713255	12.452130	16.23%	1,871
2003	7.786208	10.713255	37.59%	1,882
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	10.051213	11.196446	11.39%	0
2011	10.232897	10.051213	-1.78%	0
2010	9.236231	10.232897	10.79%	0
2009	7.517871	9.236231	22.86%	0
2008	13.159105	7.517871	-42.87%	0
2007	12.465854	13.159105	5.56%	0
2006	11.233572	12.465854	10.97%	0
2005	10.724667	11.233572	4.75%	0
2004	10.006291	10.724667	7.18%	0
2003	8.037019	10.006291	24.50%	0
167

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.457796	10.714927	13.29%	0
2011	9.075178	9.457796	4.22%	0
2010	7.124114	9.075178	27.39%	391
2009	5.564864	7.124114	28.02%	391
2008*	10.000000	5.564864	-44.35%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.673326	9.900699	2.35%	0
2011	9.856827	9.673326	-1.86%	0
2010	9.567726	9.856827	3.02%	738
2009	8.628043	9.567726	10.89%	738
2008	10.185461	8.628043	-15.29%	738
2007	9.936362	10.185461	2.51%	0
2006	9.744611	9.936362	1.97%	0
2005	9.816451	9.744611	-0.73%	0
2004	9.954572	9.816451	-1.39%	0
2003*	10.000000	9.954572	-0.45%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.767643	11.464990	6.48%	1,169
2011	11.121712	10.767643	-3.18%	1,169
2010	9.502336	11.121712	17.04%	1,169
2009	7.911059	9.502336	20.11%	1,169
2008	13.358178	7.911059	-40.78%	1,169
2007	13.583429	13.358178	-1.66%	1,169
2006	13.188462	13.583429	2.99%	1,169
2005	13.097863	13.188462	0.69%	1,169
2004	11.964550	13.097863	9.47%	1,169
2003	9.776798	11.964550	22.38%	1,169
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	11.941404	12.966932	8.59%	0
2011	12.591134	11.941404	-5.16%	0
2010	10.473749	12.591134	20.22%	0
2009	8.144398	10.473749	28.60%	0
2008	13.745280	8.144398	-40.75%	0
2007	13.055015	13.745280	5.29%	0
2006	11.733259	13.055015	11.27%	0
2005	11.220861	11.733259	4.57%	720
2004*	10.000000	11.220861	12.21%	0
168

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.023431	21.378397	18.61%	911
2011	20.079109	18.023431	-10.24%	1,101
2010	17.693441	20.079109	13.48%	1,812
2009	12.943896	17.693441	36.69%	2,074
2008	22.119728	12.943896	-41.48%	1,704
2007	21.260992	22.119728	4.04%	4,443
2006	18.461250	21.260992	15.17%	3,102
2005	16.499905	18.461250	11.89%	3,407
2004	14.146751	16.499905	16.63%	3,159
2003*	10.000000	14.146751	41.47%	1,890
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	13.368243	15.820623	18.34%	3,101
2011	14.935032	13.368243	-10.49%	3,101
2010	13.191444	14.935032	13.22%	3,101
2009	9.674115	13.191444	36.36%	3,101
2008	16.569880	9.674115	-41.62%	3,101
2007	15.965111	16.569880	3.79%	3,101
2006	13.901151	15.965111	14.85%	4,373
2005	12.454533	13.901151	11.62%	4,373
2004	10.706812	12.454533	16.32%	4,373
2003	7.659046	10.706812	39.79%	4,482
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	15.047911	16.659700	10.71%	0
2011	15.278527	15.047911	-1.51%	0
2010	13.604397	15.278527	12.31%	0
2009	11.741776	13.604397	15.86%	1,285
2008	14.032457	11.741776	-16.32%	730
2007	13.091876	14.032457	7.18%	4,192
2006	12.476248	13.091876	4.93%	3,111
2005	12.441202	12.476248	0.28%	4,754
2004	11.725595	12.441202	6.10%	5,209
2003	10.228100	11.725595	14.64%	6,581
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	10.418141	11.886772	14.10%	0
2011	10.680171	10.418141	-2.45%	0
2010	9.423355	10.680171	13.34%	0
2009	7.524124	9.423355	25.24%	0
2008	12.529350	7.524124	-39.95%	0
2007	12.295691	12.529350	1.90%	733
2006	10.949156	12.295691	12.30%	1,621
2005	10.581559	10.949156	3.47%	4,535
2004	9.907898	10.581559	6.80%	4,249
2003	8.008223	9.907898	23.72%	4,220
169

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.324843	14.515903	28.18%	0
2011	10.484270	11.324843	8.02%	0
2010*	10.000000	10.484270	4.84%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.003070	11.755656	6.84%	0
2011	10.667727	11.003070	3.14%	0
2010	10.202356	10.667727	4.56%	0
2009	9.532302	10.202356	7.03%	0
2008	10.879266	9.532302	-12.38%	0
2007	10.568123	10.879266	2.94%	0
2006	10.428329	10.568123	1.34%	0
2005	10.253466	10.428329	1.71%	0
2004	10.068654	10.253466	1.84%	0
2003*	10.000000	10.068654	0.69%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	33.641697	34.031152	1.16%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.584479	-4.16%	0
170

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	10.333471	11.848296	14.66%	18,041
2011	9.960766	10.333471	3.74%	14,162
2010	9.029062	9.960766	10.32%	15,579
2009	7.671176	9.029062	17.70%	15,860
2008	13.226620	7.671176	-42.00%	15,727
2007	12.898852	13.226620	2.54%	21,978
2006	11.273462	12.898852	14.42%	24,235
2005	11.019830	11.273462	2.30%	24,361
2004	10.130798	11.019830	8.78%	25,230
2003	7.836368	10.130798	29.28%	22,317
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
2012	9.679880	10.992728	13.56%	3,242
2011	10.232060	9.679880	-5.87%	4,753
2010	9.525562	10.232060	7.42%	5,210
2009	7.103855	9.525562	34.09%	6,825
2008	12.070652	7.103855	-41.15%	6,153
2007	10.864535	12.070652	11.10%	7,902
2006	11.179991	10.864535	-2.82%	7,972
2005	9.953290	11.179991	12.32%	10,530
2004	9.393301	9.953290	5.96%	10,532
2003	7.785253	9.393301	20.66%	10,408
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	14.796583	17.142870	15.86%	13,147
2011	16.556371	14.796583	-10.63%	12,403
2010	13.372697	16.556371	23.81%	13,141
2009	9.584868	13.372697	39.52%	15,104
2008	15.253782	9.584868	-37.16%	18,373
2007	15.364130	15.253782	-0.72%	19,232
2006	13.755264	15.364130	11.70%	24,520
2005	13.189124	13.755264	4.29%	26,302
2004	11.325471	13.189124	16.46%	28,183
2003	8.219004	11.325471	37.80%	26,562
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.965874	13.616478	5.02%	7,202
2011	11.863324	12.965874	9.29%	7,589
2010	11.539410	11.863324	2.81%	7,990
2009	10.705445	11.539410	7.79%	12,514
2008	11.122971	10.705445	-3.75%	21,177
2007	10.388282	11.122971	7.07%	22,581
2006	10.455359	10.388282	-0.64%	14,959
2005	10.525419	10.455359	-0.67%	16,438
2004	10.171166	10.525419	3.48%	7,869
2003*	10.000000	10.171166	1.71%	5,144
171

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	10.628131	11.896467	11.93%	1,838
2011	10.564882	10.628131	0.60%	2,018
2010	9.487349	10.564882	11.36%	21,829
2009	8.236806	9.487349	15.18%	23,685
2008	12.903778	8.236806	-36.17%	23,001
2007	13.253133	12.903778	-2.64%	34,071
2006	11.599994	13.253133	14.25%	36,042
2005	11.347561	11.599994	2.22%	39,133
2004	10.306740	11.347561	10.10%	41,093
2003	8.157272	10.306740	26.35%	40,776
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ
2012	9.953088	10.872299	9.24%	0
2011	10.110652	9.953088	-1.56%	0
2010	9.025156	10.110652	12.03%	0
2009	6.915568	9.025156	30.50%	0
2008	10.809748	6.915568	-36.02%	0
2007	10.283523	10.809748	5.12%	145
2006	9.649810	10.283523	6.57%	145
2005	9.546250	9.649810	1.08%	344
2004	9.213738	9.546250	3.61%	344
2003	7.491578	9.213738	22.99%	306
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	11.982938	12.906733	7.71%	3,726
2011	11.267197	11.982938	6.35%	4,275
2010	10.013896	11.267197	12.52%	4,941
2009	8.377018	10.013896	19.54%	6,538
2008	12.188344	8.377018	-31.27%	10,349
2007	11.664755	12.188344	4.49%	10,783
2006	10.262990	11.664755	13.66%	17,398
2005	10.078198	10.262990	1.83%	26,531
2004	9.833241	10.078198	2.49%	28,699
2003	8.321157	9.833241	18.17%	27,542
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2012	16.561178	18.512994	11.79%	3,217
2011	16.138355	16.561178	2.62%	5,192
2010	14.426312	16.138355	11.87%	5,640
2009	9.673984	14.426312	49.12%	6,887
2008	13.384489	9.673984	-27.72%	9,104
2007	13.264676	13.384489	0.90%	12,739
2006	12.265988	13.264676	8.14%	19,938
2005	12.262614	12.265988	0.03%	23,749
2004	11.381963	12.262614	7.74%	25,132
2003	9.555433	11.381963	19.12%	24,262
172

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	9.658550	10.392653	7.60%	8,195
2011	10.451117	9.658550	-7.58%	8,408
2010	9.456016	10.451117	10.52%	9,138
2009	8.536330	9.456016	10.77%	4,595
2008	12.410498	8.536330	-31.22%	6,399
2007	11.575171	12.410498	7.22%	7,729
2006	10.221624	11.575171	13.24%	9,176
2005	10.276692	10.221624	-0.54%	9,692
2004	9.810334	10.276692	4.75%	18,242
2003	8.097385	9.810334	21.15%	16,125
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.702458	13.595796	7.03%	10,916
2011	12.733962	12.702458	-0.25%	14,080
2010	12.024476	12.733962	5.90%	17,311
2009	10.232421	12.024476	17.51%	22,387
2008	11.317397	10.232421	-9.59%	24,290
2007	11.007547	11.317397	2.81%	42,396
2006	10.829959	11.007547	1.64%	65,782
2005	10.964691	10.829959	-1.23%	73,278
2004	10.851113	10.964691	1.05%	75,009
2003	10.623577	10.851113	2.14%	80,316
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	10.619854	12.157002	14.47%	27,275
2011	10.787626	10.619854	-1.56%	33,001
2010	9.598302	10.787626	12.39%	44,736
2009	7.556179	9.598302	27.03%	59,164
2008	13.510945	7.556179	-44.07%	65,173
2007	13.642964	13.510945	-0.97%	71,688
2006	11.630994	13.642964	17.30%	76,131
2005	11.264373	11.630994	3.25%	77,154
2004	10.354539	11.264373	8.79%	85,637
2003	8.142232	10.354539	27.17%	79,318
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	9.847596	11.017540	11.88%	20,394
2011	10.071929	9.847596	-2.23%	31,710
2010	8.314325	10.071929	21.14%	32,247
2009	6.643501	8.314325	25.15%	37,836
2008	12.892643	6.643501	-48.47%	51,239
2007	10.409098	12.892643	23.86%	44,603
2006	9.986286	10.409098	4.23%	48,908
2005	9.677731	9.986286	3.19%	45,776
2004	9.595821	9.677731	0.85%	43,113
2003	7.402571	9.595821	29.63%	52,196
173

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	17.807817	19.951258	12.04%	5,493
2011	20.424354	17.807817	-12.81%	7,639
2010	16.242577	20.424354	25.75%	15,735
2009	11.883802	16.242577	36.68%	27,554
2008	20.120865	11.883802	-40.94%	34,178
2007	17.839639	20.120865	12.79%	41,914
2006	16.227176	17.839639	9.94%	42,805
2005	14.058247	16.227176	15.43%	48,715
2004	11.531137	14.058247	21.92%	49,284
2003	8.528123	11.531137	35.21%	43,603
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.001613	12.959308	17.79%	15,393
2011	13.616736	11.001613	-19.21%	22,233
2010	12.340043	13.616736	10.35%	23,722
2009	9.998172	12.340043	23.42%	28,825
2008	18.238656	9.998172	-45.18%	32,278
2007	15.932941	18.238656	14.47%	48,617
2006	13.827260	15.932941	15.23%	48,532
2005	11.905925	13.827260	16.14%	52,970
2004	10.742951	11.905925	10.83%	54,832
2003	7.681468	10.742951	39.86%	53,763
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	12.034327	14.954250	24.26%	2,219
2011	13.527136	12.034327	-11.04%	3,544
2010	10.947724	13.527136	23.56%	5,907
2009	7.123023	10.947724	53.69%	6,476
2008	14.952059	7.123023	-52.36%	7,675
2007	14.501211	14.952059	3.11%	9,127
2006	12.780543	14.501211	13.46%	8,353
2005	12.757597	12.780543	0.18%	8,468
2004	11.458711	12.757597	11.34%	12,173
2003	7.445212	11.458711	53.91%	11,084
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	9.757969	10.821283	10.90%	16,031
2011	10.658144	9.757969	-8.45%	8,765
2010	9.114417	10.658144	16.94%	9,388
2009	5.626180	9.114417	62.00%	13,805
2008	11.305949	5.626180	-50.24%	14,281
2007	9.911925	11.305949	14.06%	18,007
2006	9.875105	9.911925	0.37%	27,979
2005	9.380103	9.875105	5.28%	33,934
2004	8.982332	9.380103	4.43%	39,302
2003	7.229617	8.982332	24.24%	36,121
174

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2012	11.088723	12.896474	16.30%	27,441
2011	11.581838	11.088723	-4.26%	27,858
2010	10.235615	11.581838	13.15%	42,705
2009	8.150512	10.235615	25.58%	57,578
2008	12.982000	8.150512	-37.22%	64,900
2007	13.592127	12.982000	-4.49%	101,195
2006	11.975540	13.592127	13.50%	118,191
2005	11.760791	11.975540	1.83%	128,212
2004	10.240568	11.760791	14.85%	139,720
2003	8.007035	10.240568	27.89%	132,180
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2012	10.066408	11.184605	11.11%	1,416
2011	10.322695	10.066408	-2.48%	1,817
2010	9.661209	10.322695	6.85%	401
2009	7.718664	9.661209	25.17%	401
2008	11.327126	7.718664	-31.86%	4,411
2007	10.737346	11.327126	5.49%	4,696
2006*	10.000000	10.737346	7.37%	4,952
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.680111	-3.20%	3,350
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2012	8.627523	9.822953	13.86%	6,423
2011	9.400771	8.627523	-8.23%	6,922
2010	7.439401	9.400771	26.36%	7,626
2009	5.385292	7.439401	38.14%	8,000
2008	11.376222	5.385292	-52.66%	8,011
2007	10.623297	11.376222	7.09%	8,349
2006	10.617784	10.623297	0.05%	14,199
2005	10.554359	10.617784	0.60%	15,654
2004	9.435109	10.554359	11.86%	19,043
2003	7.061880	9.435109	33.61%	18,677
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	12.536483	14.822133	18.23%	7,223
2011	14.320882	12.536483	-12.46%	9,623
2010	10.771407	14.320882	32.95%	9,790
2009	6.760102	10.771407	59.34%	11,922
2008	11.429387	6.760102	-40.85%	6,055
2007	11.430678	11.429387	-0.01%	6,917
2006	10.348998	11.430678	10.45%	8,582
2005	10.074228	10.348998	2.73%	13,124
2004	9.698648	10.074228	3.87%	14,804
2003	7.431983	9.698648	30.50%	16,378
175

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.210767	13.838132	13.33%	12,903
2011	12.543393	12.210767	-2.65%	16,900
2010	11.531909	12.543393	8.77%	23,533
2009	9.629397	11.531909	19.76%	29,954
2008	14.639860	9.629397	-34.22%	32,949
2007	13.914350	14.639860	5.21%	35,213
2006	11.805572	13.914350	17.86%	22,360
2005	11.337181	11.805572	4.13%	20,105
2004	10.095440	11.337181	12.30%	24,020
2003	8.277320	10.095440	21.97%	24,952
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.264305	11.637191	13.38%	0
2011	10.684664	10.264305	-3.93%	0
2010*	10.000000	10.684664	6.85%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.450060	15.053604	11.92%	12,387
2011	13.685425	13.450060	-1.72%	13,855
2010	12.366653	13.685425	10.66%	14,206
2009*	10.000000	12.366653	23.67%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	8.962109	9.772315	9.04%	0
2011	9.464268	8.962109	-5.31%	0
2010	7.830477	9.464268	20.86%	0
2009	6.087100	7.830477	28.64%	0
2008*	10.000000	6.087100	-39.13%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.267148	11.843194	5.11%	3,097
2011	10.843428	11.267148	3.91%	2,997
2010	10.383519	10.843428	4.43%	2,610
2009	9.777090	10.383519	6.20%	2,953
2008*	10.000000	9.777090	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.221747	18.547779	14.34%	5,445
2011	21.426956	16.221747	-24.29%	7,277
2010	18.904761	21.426956	13.34%	7,433
2009	11.852392	18.904761	59.50%	11,341
2008	28.763191	11.852392	-58.79%	9,205
2007	20.222258	28.763191	42.24%	10,733
2006	15.140838	20.222258	33.56%	9,906
2005	11.684242	15.140838	29.58%	8,770
2004*	10.000000	11.684242	16.84%	1,772
176

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2012	12.810326	12.874080	0.50%	22,158
2011	12.240464	12.810326	4.66%	25,622
2010	11.974089	12.240464	2.22%	52,645
2009	11.953045	11.974089	0.18%	71,973
2008	11.370824	11.953045	5.12%	76,128
2007	10.876182	11.370824	4.55%	84,896
2006	10.796362	10.876182	0.74%	95,463
2005	10.715953	10.796362	0.75%	106,632
2004	10.636661	10.715953	0.75%	107,235
2003	10.686757	10.636661	-0.47%	128,011
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	11.877297	13.462653	13.35%	1,524
2011	12.640935	11.877297	-6.04%	21,302
2010	11.275573	12.640935	12.11%	22,888
2009	9.063460	11.275573	24.41%	31,505
2008	14.674212	9.063460	-38.24%	31,505
2007	14.162292	14.674212	3.61%	35,613
2006	12.389980	14.162292	14.30%	42,292
2005	11.736943	12.389980	5.56%	46,424
2004	10.524667	11.736943	11.52%	65,682
2003	8.160577	10.524667	28.97%	45,921
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.752368	12.088038	2.86%	12,324
2011	11.673957	11.752368	0.67%	12,324
2010	11.272269	11.673957	3.56%	8,993
2009	10.565944	11.272269	6.68%	21,807
2008	11.496047	10.565944	-8.09%	19,043
2007	11.155745	11.496047	3.05%	28,647
2006	10.743737	11.155745	3.83%	31,531
2005	10.633118	10.743737	1.04%	33,380
2004	10.388956	10.633118	2.35%	35,311
2003	9.844280	10.388956	5.53%	38,879
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.117394	13.131451	8.37%	52,225
2011	12.394401	12.117394	-2.23%	60,824
2010	11.426058	12.394401	8.47%	112,174
2009	9.806543	11.426058	16.51%	168,148
2008	13.055741	9.806543	-24.89%	235,193
2007	12.635905	13.055741	3.32%	302,420
2006	11.602141	12.635905	8.91%	277,890
2005	11.260586	11.602141	3.03%	254,878
2004	10.511469	11.260586	7.13%	291,561
2003	8.952638	10.511469	17.41%	280,231
177

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.133016	13.498218	11.25%	43,268
2011	12.674949	12.133016	-4.28%	56,484
2010	11.485760	12.674949	10.35%	99,893
2009	9.441190	11.485760	21.66%	143,248
2008	14.070907	9.441190	-32.90%	151,867
2007	13.555454	14.070907	3.80%	149,390
2006	12.100071	13.555454	12.03%	170,719
2005	11.554315	12.100071	4.72%	169,870
2004	10.539613	11.554315	9.63%	185,981
2003	8.509285	10.539613	23.86%	235,385
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.177236	12.866162	5.66%	62,111
2011	12.198921	12.177236	-0.18%	68,839
2010	11.494305	12.198921	6.13%	76,026
2009	10.258994	11.494305	12.04%	96,455
2008	12.347458	10.258994	-16.91%	104,702
2007	11.927822	12.347458	3.52%	126,903
2006	11.247978	11.927822	6.04%	135,239
2005	11.006534	11.247978	2.19%	156,310
2004	10.502231	11.006534	4.80%	160,779
2003	9.444587	10.502231	11.20%	178,115
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.001498	15.057173	15.81%	43,171
2011	13.633525	13.001498	-4.64%	53,072
2010	12.845949	13.633525	6.13%	76,841
2009*	10.000000	12.845949	28.46%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.089373	9.866813	-2.21%	10,298
2011	10.315697	10.089373	-2.19%	10,140
2010	10.547730	10.315697	-2.20%	23,565
2009	10.780474	10.547730	-2.16%	48,143
2008	10.801157	10.780474	-0.19%	83,233
2007	10.540307	10.801157	2.47%	68,856
2006	10.309696	10.540307	2.24%	81,235
2005	10.267038	10.309696	0.42%	56,131
2004	10.413500	10.267038	-1.41%	45,178
2003	10.581548	10.413500	-1.59%	59,044
178

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.329551	15.730200	9.77%	5,580
2011	13.880944	14.329551	3.23%	8,513
2010	12.834262	13.880944	8.16%	18,279
2009	10.550599	12.834262	21.64%	21,591
2008	13.043358	10.550599	-19.11%	29,143
2007	12.748732	13.043358	2.31%	32,721
2006	12.433153	12.748732	2.54%	27,137
2005	12.440836	12.433153	-0.06%	27,772
2004	11.940484	12.440836	4.19%	42,307
2003	10.889602	11.940484	9.65%	42,667
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.426951	9.637744	14.37%	1,970
2011	10.306562	8.426951	-18.24%	2,585
2010	9.955758	10.306562	3.52%	2,624
2009	7.861323	9.955758	26.64%	2,673
2008	15.011899	7.861323	-47.63%	5,401
2007	14.948158	15.011899	0.43%	3,916
2006	12.485805	14.948158	19.72%	4,104
2005	11.418380	12.485805	9.35%	910
2004*	10.000000	11.418380	14.18%	626
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.538057	9.715408	13.79%	4,325
2011	8.991007	8.538057	-5.04%	6,309
2010	7.958679	8.991007	12.97%	7,930
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.465103	9.614618	13.58%	10,978
2011	8.944253	8.465103	-5.36%	12,089
2010	7.927715	8.944253	12.82%	14,179
2009	6.266640	7.927715	26.51%	20,693
2008*	10.000000	6.266640	-37.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.893419	9.077336	15.00%	19,365
2011	8.594269	7.893419	-8.15%	20,467
2010	7.794044	8.594269	10.27%	23,040
2009	6.254822	7.794044	24.61%	29,708
2008*	10.000000	6.254822	-37.45%	565
179

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	9.097878	10.062180	10.60%	2,847
2011	9.382939	9.097878	-3.04%	2,893
2010	7.668641	9.382939	22.35%	2,315
2009	6.165085	7.668641	24.39%	1,037
2008	11.791432	6.165085	-47.72%	1,037
2007	11.011962	11.791432	7.08%	4,951
2006	10.932674	11.011962	0.73%	5,792
2005	10.375246	10.932674	5.37%	6,534
2004	9.374164	10.375246	10.68%	7,261
2003	7.149551	9.374164	31.12%	7,122
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	12.055735	14.183883	17.65%	5,611
2011	13.037395	12.055735	-7.53%	6,983
2010	10.539991	13.037395	23.69%	9,987
2009	8.562767	10.539991	23.09%	11,336
2008	12.933249	8.562767	-33.79%	14,090
2007	14.256517	12.933249	-9.28%	15,745
2006	12.448086	14.256517	14.53%	15,389
2005	12.382849	12.448086	0.53%	17,967
2004	10.821970	12.382849	14.42%	20,270
2003	7.072698	10.821970	53.01%	19,196
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	13.241969	14.921855	12.69%	7,014
2011	14.373402	13.241969	-7.87%	8,867
2010	11.759054	14.373402	22.23%	21,467
2009	8.944139	11.759054	31.47%	27,212
2008	14.836094	8.944139	-39.71%	26,509
2007	14.889625	14.836094	-0.36%	26,892
2006	13.622708	14.889625	9.30%	32,195
2005	12.435174	13.622708	9.55%	34,643
2004	10.704139	12.435174	16.17%	34,387
2003	7.783546	10.704139	37.52%	35,835
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	10.001650	11.135539	11.34%	1,301
2011	10.187654	10.001650	-1.83%	1,542
2010	9.200088	10.187654	10.73%	4,196
2009	7.492282	9.200088	22.79%	4,241
2008	13.121044	7.492282	-42.90%	4,241
2007	12.436172	13.121044	5.51%	5,970
2006	11.212537	12.436172	10.91%	18,354
2005	10.710052	11.212537	4.69%	20,879
2004	9.997761	10.710052	7.12%	21,646
2003	8.034266	9.997761	24.44%	23,164
180

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.440062	10.689351	13.23%	15,831
2011	9.062776	9.440062	4.16%	19,601
2010	7.118002	9.062776	27.32%	27,439
2009	5.562940	7.118002	27.95%	29,615
2008*	10.000000	5.562940	-44.37%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.630564	9.851884	2.30%	2,617
2011	9.818249	9.630564	-1.91%	3,658
2010	9.535164	9.818249	2.97%	21,039
2009	8.603081	9.535164	10.83%	5,041
2008	10.161177	8.603081	-15.33%	4,472
2007	9.917761	10.161177	2.45%	4,941
2006	9.731335	9.917761	1.92%	6,988
2005	9.808073	9.731335	-0.78%	5,656
2004	9.951175	9.808073	-1.44%	6,351
2003*	10.000000	9.951175	-0.49%	1,653
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.714572	11.402633	6.42%	2,098
2011	11.072533	10.714572	-3.23%	1,191
2010	9.465140	11.072533	16.98%	1,191
2009	7.884137	9.465140	20.05%	2,563
2008	13.319541	7.884137	-40.81%	2,563
2007	13.551102	13.319541	-1.71%	5,526
2006	13.163790	13.551102	2.94%	6,726
2005	13.080028	13.163790	0.64%	8,575
2004	11.954360	13.080028	9.42%	9,176
2003	9.773460	11.954360	22.31%	9,796
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	11.894743	12.909635	8.53%	0
2011	12.548331	11.894743	-5.21%	0
2010	10.443480	12.548331	20.15%	0
2009	8.125014	10.443480	28.53%	0
2008	13.719597	8.125014	-40.78%	0
2007	13.037326	13.719597	5.23%	0
2006	11.723327	13.037326	11.21%	0
2005	11.217069	11.723327	4.51%	0
2004*	10.000000	11.217069	12.17%	154
181

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	17.943788	21.273037	18.55%	12,635
2011	20.000580	17.943788	-10.28%	15,668
2010	17.633242	20.000580	13.43%	23,259
2009	12.906444	17.633242	36.62%	32,186
2008	22.067035	12.906444	-41.51%	33,046
2007	21.221247	22.067035	3.99%	29,314
2006	18.436138	21.221247	15.11%	33,404
2005	16.485857	18.436138	11.83%	31,117
2004	14.141920	16.485857	16.57%	32,664
2003*	10.000000	14.141920	41.42%	29,464
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	13.302368	15.734604	18.28%	5,586
2011	14.869014	13.302368	-10.54%	8,267
2010	13.139838	14.869014	13.16%	21,662
2009	9.641196	13.139838	36.29%	27,158
2008	16.521972	9.641196	-41.65%	32,368
2007	15.927130	16.521972	3.73%	42,634
2006	13.875135	15.927130	14.79%	51,824
2005	12.437543	13.875135	11.56%	54,140
2004	10.697671	12.437543	16.26%	57,586
2003	7.656425	10.697671	39.72%	59,364
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	14.973769	16.569125	10.65%	6,037
2011	15.210991	14.973769	-1.56%	12,734
2010	13.551183	15.210991	12.25%	13,297
2009	11.701827	13.551183	15.80%	9,915
2008	13.991871	11.701827	-16.37%	10,202
2007	13.060707	13.991871	7.13%	14,149
2006	12.452896	13.060707	4.88%	14,437
2005	12.424245	12.452896	0.23%	14,461
2004	11.715605	12.424245	6.05%	15,379
2003	10.224613	11.715605	14.58%	15,337
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	10.366837	11.822176	14.04%	8,925
2011	10.633001	10.366837	-2.50%	10,739
2010	9.386512	10.633001	13.28%	12,465
2009	7.498535	9.386512	25.18%	12,762
2008	12.493136	7.498535	-39.98%	15,898
2007	12.266463	12.493136	1.85%	33,849
2006	10.928702	12.266463	12.24%	46,463
2005	10.567161	10.928702	3.42%	58,126
2004	9.899464	10.567161	6.74%	58,663
2003	8.005485	9.899464	23.66%	58,282
182

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.315229	14.496145	28.11%	1,711
2011	10.480715	11.315229	7.96%	908
2010*	10.000000	10.480715	4.81%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.954417	11.697682	6.79%	1,533
2011	10.625978	10.954417	3.09%	1,533
2010	10.167618	10.625978	4.51%	1,533
2009	9.504716	10.167618	6.97%	1,533
2008	10.853331	9.504716	-12.43%	0
2007	10.548345	10.853331	2.89%	0
2006	10.414131	10.548345	1.29%	1,612
2005	10.244725	10.414131	1.65%	1,826
2004	10.065212	10.244725	1.78%	0
2003*	10.000000	10.065212	0.65%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	33.424769	33.794379	1.11%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.581217	-4.19%	0
183

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	10.181258	11.655832	14.48%	0
2011	9.829094	10.181258	3.58%	0
2010	8.923376	9.829094	10.15%	0
2009	7.593035	8.923376	17.52%	0
2008	13.112056	7.593035	-42.09%	0
2007	12.806891	13.112056	2.38%	1,297
2006	11.210225	12.806891	14.24%	1,519
2005	10.974804	11.210225	2.15%	3,696
2004	10.104889	10.974804	8.61%	3,714
2003	7.828325	10.104889	29.08%	3,718
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
2012	9.537306	10.814163	13.39%	0
2011	10.096803	9.537306	-6.01%	0
2010	9.414069	10.096803	7.25%	783
2009	7.031490	9.414069	33.88%	712
2008	11.966095	7.031490	-41.24%	701
2007	10.787049	11.966095	10.93%	672
2006	11.117265	10.787049	-2.97%	696
2005	9.912607	11.117265	12.15%	1,289
2004	9.369279	9.912607	5.80%	1,246
2003	7.777256	9.369275	20.47%	1,042
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	14.578669	16.864440	15.68%	925
2011	16.337567	14.578669	-10.77%	925
2010	13.216214	16.337567	23.62%	1,258
2009	9.487250	13.216214	39.31%	1,403
2008	15.121697	9.487250	-37.26%	1,425
2007	15.254614	15.121697	-0.87%	2,493
2006	13.678139	15.254614	11.53%	2,668
2005	13.135252	13.678139	4.13%	5,928
2004	11.296524	13.135252	16.28%	5,763
2003	8.210561	11.296524	37.59%	5,689
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.794510	13.415844	4.86%	723
2011	11.724458	12.794510	9.13%	723
2010	11.421855	11.724458	2.65%	723
2009	10.612664	11.421855	7.62%	723
2008	11.043508	10.612664	-3.90%	723
2007	10.329998	11.043508	6.91%	723
2006	10.412623	10.329998	-0.79%	723
2005	10.498454	10.412623	-0.82%	723
2004	10.160693	10.498454	3.32%	0
2003*	10.000000	10.160693	1.61%	0
184

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	10.471598	11.703244	11.76%	3,825
2011	10.425229	10.471598	0.44%	3,825
2010	9.376302	10.425229	11.19%	3,825
2009	8.152903	9.376302	15.01%	3,825
2008	12.792022	8.152903	-36.27%	3,825
2007	13.158644	12.792022	-2.79%	3,825
2006	11.534921	13.158644	14.08%	3,825
2005	11.301173	11.534921	2.07%	3,825
2004	10.280372	11.301173	9.93%	3,147
2003	8.148889	10.280372	26.16%	3,147
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ
2012	9.806448	10.695641	9.07%	0
2011	9.976967	9.806448	-1.71%	0
2010	8.919505	9.976967	11.86%	0
2009	6.845112	8.919505	30.30%	0
2008	10.716086	6.845112	-36.12%	0
2007	10.210166	10.716086	4.96%	0
2006	9.595650	10.210166	6.40%	0
2005	9.507212	9.595650	0.93%	0
2004	9.190166	9.507212	3.45%	0
2003	7.483868	9.190166	22.80%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	11.806515	12.697166	7.54%	0
2011	11.118328	11.806515	6.19%	0
2010	9.896737	11.118328	12.34%	0
2009	8.291719	9.896737	19.36%	25
2008	12.082785	8.291719	-31.38%	310
2007	11.581586	12.082785	4.33%	677
2006	10.205406	11.581586	13.48%	871
2005	10.036997	10.205406	1.68%	1,073
2004	9.808082	10.036997	2.33%	1,694
2003	8.312603	9.808082	17.99%	1,669
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2012	16.317337	18.212369	11.61%	1,035
2011	15.925108	16.317337	2.46%	1,035
2010	14.257545	15.925108	11.70%	1,191
2009	9.575473	14.257545	48.90%	1,346
2008	13.268557	9.575473	-27.83%	1,343
2007	13.170098	13.268557	0.75%	1,380
2006	12.197189	13.170098	7.98%	1,748
2005	12.212511	12.197189	-0.13%	4,023
2004	11.352870	12.212511	7.57%	3,478
2003	9.545638	11.352870	18.93%	3,440
185

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	9.516275	10.223820	7.44%	0
2011	10.312961	9.516275	-7.73%	0
2010	9.345333	10.312961	10.35%	0
2009	8.449387	9.345333	10.60%	0
2008	12.303014	8.449387	-31.32%	0
2007	11.492638	12.303014	7.05%	0
2006	10.164274	11.492638	13.07%	0
2005	10.234680	10.164274	-0.69%	0
2004	9.785229	10.234680	4.59%	0
2003	8.089064	9.785229	20.97%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.515422	13.375002	6.87%	1,441
2011	12.565671	12.515422	-0.40%	1,441
2010	11.883777	12.565671	5.74%	1,635
2009	10.128224	11.883777	17.33%	1,798
2008	11.219357	10.128224	-9.73%	1,765
2007	10.929041	11.219357	2.66%	4,728
2006	10.769197	10.929041	1.48%	5,221
2005	10.919875	10.769197	-1.38%	3,272
2004	10.823352	10.919875	0.89%	3,497
2003	10.612679	10.823352	1.99%	3,295
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	10.463425	11.959528	14.30%	1,033
2011	10.645025	10.463425	-1.71%	1,287
2010	9.485950	10.645025	12.22%	2,079
2009	7.479197	9.485950	26.83%	2,063
2008	13.393907	7.479197	-44.16%	2,331
2007	13.545675	13.393907	-1.12%	2,231
2006	11.565726	13.545675	17.12%	2,435
2005	11.218325	11.565726	3.10%	2,743
2004	10.328044	11.218325	8.62%	2,869
2003	8.133860	10.328044	26.98%	2,999
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	9.702567	10.838598	11.71%	0
2011	9.938806	9.702567	-2.38%	0
2010	8.217005	9.938806	20.95%	0
2009	6.575817	8.217005	24.96%	0
2008	12.780963	6.575817	-48.55%	0
2007	10.334862	12.780963	23.67%	0
2006	9.930261	10.334862	4.07%	201
2005	9.638165	9.930261	3.03%	439
2004	9.571272	9.638165	0.70%	521
2003	7.394955	9.571272	29.43%	521
186

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	17.545563	19.627215	11.86%	1,167
2011	20.154436	17.545563	-12.94%	1,167
2010	16.052497	20.154436	25.55%	1,296
2009	11.762755	16.052497	36.47%	1,419
2008	19.946593	11.762755	-41.03%	1,423
2007	17.712432	19.946593	12.61%	3,230
2006	16.136141	17.712432	9.77%	3,825
2005	14.000790	16.136141	15.25%	4,049
2004	11.501646	14.000790	21.73%	1,771
2003	8.519364	11.501646	35.01%	466
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.839565	12.748803	17.61%	0
2011	13.436772	10.839565	-19.33%	192
2010	12.195629	13.436772	10.18%	224
2009	9.896335	12.195629	23.23%	252
2008	18.080715	9.896335	-45.27%	577
2007	15.819361	18.080715	14.29%	972
2006	13.749725	15.819361	15.05%	1,118
2005	11.857286	13.749725	15.96%	2,170
2004	10.715484	11.857286	10.66%	3,169
2003	7.673577	10.715484	39.64%	3,136
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	11.857040	14.711302	24.07%	0
2011	13.348309	11.857040	-11.17%	0
2010	10.819557	13.348309	23.37%	0
2009	7.050455	10.819557	53.46%	0
2008	14.822555	7.050455	-52.43%	0
2007	14.397815	14.822555	2.95%	0
2006	12.708853	14.397815	13.29%	0
2005	12.705454	12.708853	0.03%	764
2004	11.429411	12.705454	11.16%	781
2003	7.437557	11.429411	53.67%	784
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	9.614219	10.645474	10.73%	978
2011	10.517227	9.614219	-8.59%	0
2010	9.007704	10.517227	16.76%	0
2009	5.568847	9.007704	61.75%	0
2008	11.207996	5.568847	-50.31%	0
2007	9.841224	11.207996	13.89%	0
2006	9.819689	9.841224	0.22%	0
2005	9.341759	9.819689	5.12%	2,684
2004	8.959366	9.341759	4.27%	2,684
2003	7.222181	8.959366	24.05%	2,684
187

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2012	10.925434	12.687041	16.12%	1,136
2011	11.428779	10.925434	-4.40%	1,136
2010	10.115830	11.428779	12.98%	1,136
2009	8.067500	10.115830	25.39%	1,136
2008	12.869567	8.067500	-37.31%	1,136
2007	13.495212	12.869567	-4.64%	6,654
2006	11.908357	13.495212	13.33%	7,072
2005	11.712721	11.908357	1.67%	14,292
2004	10.214363	11.712721	14.67%	12,012
2003	7.998800	10.214363	27.70%	10,074
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2012	9.979087	11.070530	10.94%	0
2011	10.248823	9.979087	-2.63%	0
2010	9.606799	10.248823	6.68%	0
2009	7.686989	9.606799	24.97%	0
2008	11.298004	7.686989	-31.96%	0
2007	10.726290	11.298004	5.33%	0
2006*	10.000000	10.726290	7.26%	200
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.670053	-3.30%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2012	8.500411	9.663354	13.68%	0
2011	9.276466	8.500411	-8.37%	0
2010	7.352302	9.276466	26.17%	0
2009	5.330411	7.352302	37.93%	0
2008	11.277658	5.330411	-52.73%	0
2007	10.547523	11.277658	6.92%	0
2006	10.558208	10.547523	-0.10%	0
2005	10.511208	10.558208	0.45%	854
2004	9.410973	10.511208	11.69%	873
2003	7.054611	9.410973	33.40%	877
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	12.351830	14.581369	18.05%	0
2011	14.131585	12.351830	-12.59%	0
2010	10.645313	14.131585	32.75%	390
2009	6.691224	10.645313	59.09%	613
2008	11.330369	6.691224	-40.94%	714
2007	11.349161	11.330369	-0.17%	629
2006	10.290950	11.349161	10.28%	612
2005	10.033058	10.290950	2.57%	2,059
2004	9.673853	10.033058	3.71%	1,818
2003	7.424347	9.673853	30.30%	1,669
188

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.030880	13.613320	13.15%	0
2011	12.377556	12.030880	-2.80%	0
2010	11.396909	12.377556	8.60%	0
2009	9.531284	11.396909	19.57%	0
2008	14.513012	9.531284	-34.33%	0
2007	13.815096	14.513012	5.05%	1,206
2006	11.739316	13.815096	17.68%	1,413
2005	11.290819	11.739316	3.97%	8,350
2004	10.069601	11.290819	12.13%	8,350
2003	8.268815	10.069601	21.78%	8,350
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.238174	11.589726	13.20%	0
2011	10.673806	10.238174	-4.08%	0
2010*	10.000000	10.673806	6.74%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.395155	14.969107	11.75%	5,875
2011	13.650464	13.395155	-1.87%	5,875
2010	12.353990	13.650464	10.49%	5,875
2009*	10.000000	12.353990	23.54%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	8.911805	9.702519	8.87%	0
2011	9.425564	8.911805	-5.45%	0
2010	7.810426	9.425564	20.68%	0
2009	6.080844	7.810426	28.44%	0
2008*	10.000000	6.080844	-39.19%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.203987	11.758689	4.95%	0
2011	10.799155	11.203987	3.75%	0
2010	10.356999	10.799155	4.27%	0
2009	9.767091	10.356999	6.04%	0
2008*	10.000000	9.767091	-2.33%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.032125	18.302794	14.16%	0
2011	21.209000	16.032125	-24.41%	0
2010	18.741169	21.209000	13.17%	0
2009	11.767872	18.741169	59.26%	0
2008	28.602167	11.767872	-58.86%	0
2007	20.140066	28.602167	42.02%	0
2006	15.102390	20.140066	33.36%	0
2005	11.672400	15.102390	29.39%	0
2004*	10.000000	11.672400	16.72%	0
189

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2012	12.621677	12.664984	0.34%	566
2011	12.078689	12.621677	4.50%	566
2010	11.833987	12.078689	2.07%	566
2009	11.831334	11.833987	0.02%	621
2008	11.272312	11.831334	4.96%	1,199
2007	10.798598	11.272312	4.39%	2,024
2006	10.735782	10.798598	0.59%	2,106
2005	10.672153	10.735782	0.60%	2,126
2004	10.609459	10.672153	0.59%	3,816
2003	10.675806	10.609459	-0.62%	3,717
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	11.697664	13.238662	13.17%	0
2011	12.468847	11.697664	-6.18%	0
2010	11.139141	12.468847	11.94%	0
2009	8.967548	11.139141	24.22%	0
2008	14.541280	8.967548	-38.33%	0
2007	14.055673	14.541280	3.45%	0
2006	12.315522	14.055673	14.13%	0
2005	11.684267	12.315522	5.40%	0
2004	10.493512	11.684267	11.35%	0
2003	8.148907	10.493512	28.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.574631	11.886917	2.70%	1,064
2011	11.515011	11.574631	0.52%	1,064
2010	11.135867	11.515011	3.40%	1,064
2009	10.454125	11.135867	6.52%	1,064
2008	11.391872	10.454125	-8.23%	1,064
2007	11.071729	11.391872	2.89%	1,153
2006	10.679155	11.071729	3.68%	1,153
2005	10.585388	10.679155	0.89%	1,153
2004	10.358212	10.585388	2.19%	719
2003	9.830211	10.358212	5.37%	719
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	11.934143	12.912972	8.20%	22,450
2011	12.225672	11.934143	-2.38%	24,381
2010	11.287808	12.225672	8.31%	24,670
2009	9.702771	11.287808	16.34%	24,959
2008	12.937452	9.702771	-25.00%	25,350
2007	12.540751	12.937452	3.16%	25,903
2006	11.532407	12.540751	8.74%	26,189
2005	11.210038	11.532407	2.88%	24,453
2004	10.480363	11.210038	6.96%	24,709
2003	8.939839	10.480363	17.23%	24,709
190

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	11.949506	13.273620	11.08%	4,816
2011	12.502385	11.949506	-4.42%	5,191
2010	11.346772	12.502385	10.18%	5,576
2009	9.341269	11.346772	21.47%	6,071
2008	13.943417	9.341269	-33.01%	6,565
2007	13.453385	13.943417	3.64%	7,007
2006	12.027359	13.453385	11.86%	7,331
2005	11.502471	12.027359	4.56%	4,639
2004	10.508428	11.502471	9.46%	3,692
2003	8.497120	10.508428	23.67%	3,410
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.993084	12.652101	5.49%	1,094
2011	12.032852	11.993084	-0.33%	1,094
2010	11.355232	12.032852	5.97%	1,094
2009	10.150434	11.355232	11.87%	1,094
2008	12.235571	10.150434	-17.04%	1,094
2007	11.837986	12.235571	3.36%	1,186
2006	11.180361	11.837986	5.88%	1,186
2005	10.957118	11.180361	2.04%	1,186
2004	10.471145	10.957118	4.64%	559
2003	9.431089	10.471145	11.03%	559
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.948434	14.972672	15.63%	7,929
2011	13.598696	12.948434	-4.78%	7,929
2010	12.832801	13.598696	5.97%	7,929
2009*	10.000000	12.832801	28.33%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.735354	9.505955	-2.36%	4,957
2011	9.968980	9.735354	-2.34%	4,957
2010	10.208874	9.968980	-2.35%	4,957
2009	10.450168	10.208874	-2.31%	4,996
2008	10.486302	10.450168	-0.34%	5,379
2007	10.248862	10.486302	2.32%	5,713
2006	10.039984	10.248862	2.08%	5,377
2005	10.013760	10.039984	0.26%	825
2004	10.172211	10.013760	-1.56%	1,450
2003	10.352242	10.172211	-1.74%	1,363
191

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.373363	15.754044	9.61%	0
2011	13.944711	14.373363	3.07%	0
2010	12.913017	13.944711	7.99%	528
2009	10.631639	12.913017	21.46%	574
2008	13.163740	10.631639	-19.24%	1,142
2007	12.886250	13.163740	2.15%	1,822
2006	12.586525	12.886250	2.38%	2,135
2005	12.613599	12.586525	-0.21%	3,336
2004	12.124897	12.613599	4.03%	3,598
2003	11.074752	12.124897	9.48%	3,474
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.328407	9.510397	14.19%	150
2011	10.201682	8.328407	-18.36%	150
2010	9.869581	10.201682	3.36%	150
2009	7.805251	9.869581	26.45%	150
2008	14.927787	7.805251	-47.71%	150
2007	14.887375	14.927787	0.27%	2,411
2006	12.454076	14.887375	19.54%	2,797
2005	11.406809	12.454076	9.18%	162
2004*	10.000000	11.406809	14.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.490151	9.646040	13.61%	0
2011	8.954267	8.490151	-5.18%	0
2010	7.938320	8.954267	12.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.417595	9.545970	13.40%	0
2011	8.907693	8.417595	-5.50%	0
2010	7.907436	8.907693	12.65%	0
2009	6.260205	7.907436	26.31%	0
2008*	10.000000	6.260205	-37.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.849117	9.012504	14.82%	0
2011	8.559142	7.849117	-8.30%	0
2010	7.774100	8.559142	10.10%	0
2009	6.248393	7.774100	24.42%	0
2008*	10.000000	6.248393	-37.52%	0
192

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	8.963881	9.898745	10.43%	0
2011	9.258919	8.963881	-3.19%	0
2010	7.578877	9.258919	22.17%	0
2009	6.102282	7.578877	24.20%	0
2008	11.689294	6.102282	-47.80%	0
2007	10.933421	11.689294	6.91%	0
2006	10.871345	10.933421	0.57%	221
2005	10.332824	10.871345	5.21%	3,823
2004	9.350174	10.332824	10.51%	3,642
2003	7.142194	9.350174	30.91%	3,646
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	11.878091	13.953402	17.47%	380
2011	12.864994	11.878091	-7.67%	380
2010	10.416575	12.864994	23.51%	380
2009	8.475507	10.416575	22.90%	380
2008	12.821183	8.475507	-33.89%	380
2007	14.154836	12.821183	-9.42%	1,591
2006	12.378243	14.154836	14.35%	1,964
2005	12.332241	12.378243	0.37%	588
2004	10.794291	12.332241	14.25%	137
2003	7.065428	10.794291	52.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	13.046858	14.679400	12.51%	0
2011	14.183335	13.046858	-8.01%	0
2010	11.621377	14.183335	22.05%	0
2009	8.853008	11.621377	31.27%	0
2008	14.707551	8.853008	-39.81%	0
2007	14.783426	14.707551	-0.51%	0
2006	13.546268	14.783426	9.13%	0
2005	12.384338	13.546268	9.38%	0
2004	10.676740	12.384338	15.99%	0
2003	7.775543	10.676740	37.31%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	9.854351	10.954669	11.17%	0
2011	10.052996	9.854351	-1.98%	0
2010	9.092417	10.052996	10.56%	0
2009	7.415977	9.092417	22.61%	0
2008	13.007417	7.415977	-42.99%	0
2007	12.347511	13.007417	5.34%	0
2006	11.149641	12.347511	10.74%	0
2005	10.666271	11.149641	4.53%	0
2004	9.972184	10.666271	6.96%	0
2003	8.026012	9.972184	24.25%	0
193

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.387043	10.612991	13.06%	5,147
2011	9.025690	9.387043	4.00%	5,147
2010	7.099743	9.025690	27.13%	5,440
2009	5.557199	7.099743	27.76%	5,584
2008*	10.000000	5.557199	-44.43%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.503329	9.706780	2.14%	304
2011	9.703386	9.503329	-2.06%	304
2010	9.438083	9.703386	2.81%	304
2009	8.528554	9.438083	10.66%	304
2008	10.088638	8.528554	-15.46%	304
2007	9.862159	10.088638	2.30%	1,360
2006	9.691599	9.862159	1.76%	1,360
2005	9.782990	9.691599	-0.93%	1,360
2004	9.940968	9.782990	-1.59%	643
2003*	10.000000	9.940968	-0.59%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.556781	11.217442	6.26%	0
2011	10.926195	10.556781	-3.38%	0
2010	9.354373	10.926195	16.80%	0
2009	7.803826	9.354373	19.87%	0
2008	13.204161	7.803826	-40.90%	0
2007	13.454464	13.204161	-1.86%	0
2006	13.089943	13.454464	2.78%	0
2005	13.026567	13.089943	0.49%	0
2004	11.923792	13.026567	9.25%	0
2003	9.763428	11.923792	22.13%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	11.755683	12.739092	8.37%	0
2011	12.420640	11.755683	-5.35%	0
2010	10.353070	12.420640	19.97%	0
2009	8.067051	10.353070	28.34%	0
2008	13.642711	8.067051	-40.87%	0
2007	12.984274	13.642711	5.07%	0
2006	11.693516	12.984274	11.04%	0
2005	11.205685	11.693516	4.35%	0
2004*	10.000000	11.205685	12.06%	0
194

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	17.706712	20.959711	18.37%	0
2011	19.766611	17.706712	-10.42%	158
2010	17.453709	19.766611	13.25%	579
2009	12.794666	17.453709	36.41%	665
2008	21.909611	12.794666	-41.60%	687
2007	21.102399	21.909611	3.83%	452
2006	18.360965	21.102399	14.93%	694
2005	16.443768	18.360965	11.66%	897
2004	14.127467	16.443768	16.40%	180
2003*	10.000000	14.127467	41.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	13.106438	15.479014	18.10%	2,673
2011	14.672495	13.106438	-10.67%	2,673
2010	12.986068	14.672495	12.99%	2,673
2009	9.543001	12.986068	36.08%	2,673
2008	16.378886	9.543001	-41.74%	2,673
2007	15.813586	16.378886	3.57%	2,673
2006	13.797318	15.813586	14.61%	2,673
2005	12.386728	13.797318	11.39%	2,673
2004	10.670314	12.386728	16.09%	2,673
2003	7.648552	10.670314	39.51%	2,673
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	14.753262	16.300034	10.48%	0
2011	15.009957	14.753262	-1.71%	0
2010	13.392611	15.009957	12.08%	0
2009	11.582654	13.392611	15.63%	0
2008	13.870657	11.582654	-16.50%	0
2007	12.967556	13.870657	6.96%	3,731
2006	12.383018	12.967556	4.72%	4,373
2005	12.373459	12.383018	0.08%	1,508
2004	11.685636	12.373459	5.89%	1,508
2003	10.214119	11.685636	14.41%	1,508
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	10.214113	11.630110	13.86%	1,981
2011	10.492416	10.214113	-2.65%	2,257
2010	9.276626	10.492416	13.11%	2,303
2009	7.422136	9.276626	24.99%	2,303
2008	12.384903	7.422136	-40.07%	2,303
2007	12.178972	12.384903	1.69%	1,981
2006	10.867360	12.178972	12.07%	1,981
2005	10.523938	10.867360	3.26%	1,981
2004	9.874121	10.523938	6.58%	1,249
2003	7.997251	9.874121	23.47%	1,249
195

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.286414	14.437028	27.92%	0
2011	10.470052	11.286414	7.80%	0
2010*	10.000000	10.470052	4.70%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.809684	11.525382	6.62%	0
2011	10.501649	10.809684	2.93%	0
2010	10.064089	10.501649	4.35%	0
2009	9.422377	10.064089	6.81%	0
2008	10.775844	9.422377	-12.56%	0
2007	10.489208	10.775844	2.73%	3,006
2006	10.371604	10.489208	1.13%	3,523
2005	10.218514	10.371604	1.50%	0
2004	10.054892	10.218514	1.63%	0
2003*	10.000000	10.054892	0.55%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	32.685234	32.995839	0.95%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.571411	-4.29%	0
196

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	10.080885	11.529066	14.37%	1,434
2011	9.742149	10.080885	3.48%	2,068
2010	8.853505	9.742149	10.04%	2,978
2009	7.541304	8.853505	17.40%	3,158
2008	13.036126	7.541304	-42.15%	3,158
2007	12.745840	13.036126	2.28%	3,225
2006	11.168188	12.745840	14.13%	3,255
2005	10.944820	11.168188	2.04%	3,376
2004	10.087626	10.944820	8.50%	3,439
2003	7.822950	10.087626	28.95%	3,482
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
2012	9.443283	10.696558	13.27%	0
2011	10.007489	9.443283	-6.11%	0
2010	9.340355	10.007489	7.14%	0
2009	6.983575	9.340355	33.75%	658
2008	11.896781	6.983575	-41.30%	0
2007	10.735628	11.896781	10.82%	658
2006	11.075585	10.735628	-3.07%	658
2005	9.885533	11.075585	12.04%	658
2004	9.353260	9.885533	5.69%	1,575
2003	7.771908	9.353260	20.35%	3,334
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	14.434956	16.681051	15.56%	183
2011	16.193076	14.434956	-10.86%	467
2010	13.112740	16.193076	23.49%	1,582
2009	9.422629	13.112740	39.16%	3,030
2008	15.034136	9.422629	-37.33%	3,187
2007	15.181922	15.034136	-0.97%	3,092
2006	13.626874	15.181922	11.41%	2,764
2005	13.099394	13.626874	4.03%	3,376
2004	11.277231	13.099394	16.16%	4,495
2003	8.204925	11.277231	37.44%	4,031
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.681381	13.283585	4.75%	1,002
2011	11.632661	12.681381	9.02%	2,571
2010	11.344046	11.632661	2.54%	1,465
2009	10.551173	11.344046	7.51%	1,465
2008	10.990776	10.551173	-4.00%	1,465
2007	10.291271	10.990776	6.80%	194
2006	10.384193	10.291271	-0.89%	194
2005	10.480495	10.384193	-0.92%	1,233
2004	10.153708	10.480495	3.22%	966
2003*	10.000000	10.153708	1.54%	0
197

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	10.368387	11.576000	11.65%	0
2011	10.333036	10.368387	0.34%	0
2010	9.302892	10.333036	11.07%	0
2009	8.097364	9.302892	14.89%	0
2008	12.717931	8.097364	-36.33%	0
2007	13.095927	12.717931	-2.89%	0
2006	11.491683	13.095927	13.96%	0
2005	11.270323	11.491683	1.96%	0
2004	10.262811	11.270323	9.82%	0
2003	8.143300	10.262811	26.03%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ
2012	9.709799	10.579365	8.96%	0
2011	9.888738	9.709799	-1.81%	1,254
2010	8.849662	9.888738	11.74%	1,254
2009	6.798474	8.849662	30.17%	1,870
2008	10.654017	6.798474	-36.19%	1,870
2007	10.161486	10.654017	4.85%	1,870
2006	9.559668	10.161486	6.30%	1,870
2005	9.481235	9.559668	0.83%	2,171
2004	9.174454	9.481235	3.34%	2,496
2003	7.478729	9.174454	22.67%	2,452
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	11.690121	12.559087	7.43%	4,830
2011	11.019968	11.690121	6.08%	5,229
2010	9.819239	11.019968	12.23%	6,386
2009	8.235225	9.819239	19.23%	7,498
2008	12.012798	8.235225	-31.45%	10,923
2007	11.526391	12.012798	4.22%	10,834
2006	10.167151	11.526391	13.37%	11,111
2005	10.009596	10.167151	1.57%	11,133
2004	9.791334	10.009596	2.23%	11,674
2003	8.306902	9.791334	17.87%	8,344
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2012	16.156564	18.014418	11.50%	1,699
2011	15.784315	16.156564	2.36%	1,802
2010	14.145979	15.784315	11.58%	2,634
2009	9.510272	14.145979	48.74%	4,076
2008	13.191727	9.510272	-27.91%	4,351
2007	13.107326	13.191727	0.64%	4,944
2006	12.151460	13.107326	7.87%	4,539
2005	12.179171	12.151460	-0.23%	4,488
2004	11.333478	12.179171	7.46%	4,335
2003	9.539092	11.333478	18.81%	3,103
198

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	9.422490	10.112679	7.32%	0
2011	10.221769	9.422490	-7.82%	0
2010	9.272190	10.221769	10.24%	0
2009	8.391837	9.272190	10.49%	0
2008	12.231770	8.391837	-31.39%	0
2007	11.437867	12.231770	6.94%	0
2006	10.126176	11.437867	12.95%	0
2005	10.206740	10.126176	-0.79%	0
2004	9.768519	10.206740	4.49%	0
2003	8.083513	9.768519	20.84%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.392138	13.229662	6.76%	411
2011	12.454612	12.392138	-0.50%	1,294
2010	11.790815	12.454612	5.63%	1,547
2009	10.059284	11.790815	17.21%	2,640
2008	11.154415	10.059284	-9.82%	3,416
2007	10.876975	11.154415	2.55%	3,437
2006	10.728838	10.876975	1.38%	3,647
2005	10.890079	10.728838	-1.48%	5,238
2004	10.804882	10.890079	0.79%	5,382
2003	10.605424	10.804882	1.88%	5,808
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	10.360293	11.829494	14.18%	3,208
2011	10.550889	10.360293	-1.81%	4,578
2010	9.411690	10.550889	12.10%	4,478
2009	7.428258	9.411690	26.70%	6,664
2008	13.316370	7.428258	-44.22%	10,138
2007	13.481144	13.316370	-1.22%	9,375
2006	11.522393	13.481144	17.00%	9,842
2005	11.187705	11.522393	2.99%	10,164
2004	10.310412	11.187705	8.51%	10,203
2003	8.128283	10.310412	26.85%	8,919
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	9.606926	10.720742	11.59%	3,946
2011	9.850897	9.606926	-2.48%	4,397
2010	8.152673	9.850897	20.83%	6,541
2009	6.531026	8.152673	24.83%	9,894
2008	12.706969	6.531026	-48.60%	12,768
2007	10.285622	12.706969	23.54%	13,770
2006	9.893054	10.285622	3.97%	13,739
2005	9.611874	9.893054	2.93%	17,473
2004	9.554944	9.611874	0.60%	16,558
2003	7.389888	9.554944	29.30%	13,477
199

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	17.372666	19.413859	11.75%	5,330
2011	19.976268	17.372666	-13.03%	5,981
2010	15.926881	19.976268	25.42%	7,395
2009	11.682666	15.926881	36.33%	9,391
2008	19.831156	11.682666	-41.09%	8,541
2007	17.628073	19.831156	12.50%	8,549
2006	16.075708	17.628073	9.66%	8,519
2005	13.962600	16.075708	15.13%	8,488
2004	11.482020	13.962600	21.60%	8,486
2003	8.513529	11.482020	34.87%	5,437
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.732706	12.610169	17.49%	2,231
2011	13.317942	10.732706	-19.41%	2,584
2010	12.100146	13.317942	10.06%	5,803
2009	9.828931	12.100146	23.11%	6,095
2008	17.976034	9.828931	-45.32%	10,373
2007	15.743982	17.976034	14.18%	9,063
2006	13.698197	15.743982	14.93%	9,598
2005	11.824916	13.698197	15.84%	10,178
2004	10.697177	11.824916	10.54%	11,079
2003	7.668310	10.697177	39.50%	10,100
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	11.740176	14.551358	23.94%	0
2011	13.230281	11.740176	-11.26%	0
2010	10.734870	13.230281	23.25%	0
2009	7.002435	10.734870	53.30%	0
2008	14.736738	7.002435	-52.48%	0
2007	14.329210	14.736738	2.84%	0
2006	12.661218	14.329210	13.17%	653
2005	12.670769	12.661218	-0.08%	737
2004	11.409892	12.670769	11.05%	0
2003	7.432455	11.409892	53.51%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	9.519443	10.529730	10.61%	2,863
2011	10.424210	9.519443	-8.68%	1,608
2010	8.937172	10.424210	16.64%	2,489
2009	5.530901	8.937172	61.59%	2,893
2008	11.143081	5.530901	-50.36%	2,099
2007	9.794310	11.143081	13.77%	3,751
2006	9.782879	9.794310	0.12%	4,002
2005	9.316248	9.782879	5.01%	3,887
2004	8.944056	9.316248	4.16%	3,531
2003	7.217224	8.944056	23.93%	3,074
200

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2012	10.817734	12.549085	16.00%	2,942
2011	11.327698	10.817734	-4.50%	3,437
2010	10.036635	11.327698	12.86%	5,472
2009	8.012544	10.036635	25.26%	5,887
2008	12.795047	8.012544	-37.38%	9,113
2007	13.430904	12.795047	-4.73%	10,115
2006	11.863724	13.430904	13.21%	9,730
2005	11.680754	11.863724	1.57%	13,013
2004	10.196921	11.680754	14.55%	12,409
2003	7.993314	10.196921	27.57%	13,340
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2012	9.921217	10.995038	10.82%	4,457
2011	10.199822	9.921217	-2.73%	4,936
2010	9.570663	10.199822	6.57%	5,986
2009	7.665924	9.570663	24.85%	7,158
2008	11.278623	7.665924	-32.03%	7,725
2007	10.718918	11.278623	5.22%	7,848
2006*	10.000000	10.718918	7.19%	8,087
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.663340	-3.37%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2012	8.416631	9.558293	13.56%	0
2011	9.194435	8.416631	-8.46%	0
2010	7.294741	9.194435	26.04%	0
2009	5.294100	7.294741	37.79%	0
2008	11.212351	5.294100	-52.78%	0
2007	10.497253	11.212351	6.81%	925
2006	10.518640	10.497253	-0.20%	925
2005	10.482515	10.518640	0.34%	2,176
2004	9.394902	10.482515	11.58%	3,239
2003	7.049775	9.394902	33.27%	3,589
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	12.230070	14.422815	17.93%	0
2011	14.006608	12.230070	-12.68%	0
2010	10.561965	14.006608	32.61%	1,080
2009	6.645636	10.561965	58.93%	2,345
2008	11.264740	6.645636	-41.00%	2,187
2007	11.295051	11.264740	-0.27%	1,897
2006	10.252354	11.295051	10.17%	1,575
2005	10.005645	10.252354	2.47%	1,596
2004	9.657308	10.005645	3.61%	1,721
2003	7.419244	9.657308	30.17%	1,356
201

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	11.912330	13.465340	13.04%	3,648
2011	12.268118	11.912330	-2.90%	3,648
2010	11.307707	12.268118	8.49%	3,648
2009	9.466378	11.307707	19.45%	3,648
2008	14.428999	9.466378	-34.39%	3,541
2007	13.749274	14.428999	4.94%	3,541
2006	11.695325	13.749274	17.56%	3,541
2005	11.259995	11.695325	3.87%	3,541
2004	10.052390	11.259995	12.01%	3,541
2003	8.263142	10.052390	21.65%	2,808
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	0
2010*	10.000000	10.666554	6.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.358640	14.912983	11.64%	2,725
2011	13.627181	13.358640	-1.97%	3,267
2010	12.345554	13.627181	10.38%	3,509
2009*	10.000000	12.345554	23.46%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	8.878406	9.656239	8.76%	0
2011	9.399853	8.878406	-5.55%	0
2010	7.797087	9.399853	20.56%	0
2009	6.076675	7.797087	28.31%	0
2008*	10.000000	6.076675	-39.23%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.162036	11.702639	4.84%	2,280
2011	10.769716	11.162036	3.64%	2,517
2010	10.339346	10.769716	4.16%	0
2009	9.760428	10.339346	5.93%	0
2008*	10.000000	9.760428	-2.40%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.906769	18.141044	14.05%	814
2011	21.064719	15.906769	-24.49%	898
2010	18.632720	21.064719	13.05%	318
2009	11.711769	18.632720	59.09%	355
2008	28.495127	11.711769	-58.90%	200
2007	20.085355	28.495127	41.87%	200
2006	15.076760	20.085355	33.22%	145
2005	11.664488	15.076760	29.25%	94
2004*	10.000000	11.664488	16.64%	0
202

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2012	12.497316	12.527327	0.24%	4,102
2011	11.971900	12.497316	4.39%	7,002
2010	11.741377	11.971900	1.96%	9,161
2009	11.750775	11.741377	-0.08%	10,536
2008	11.207035	11.750775	4.85%	13,915
2007	10.747136	11.207035	4.28%	13,721
2006	10.695537	10.747136	0.48%	13,867
2005	10.643016	10.695537	0.49%	13,462
2004	10.591340	10.643016	0.49%	13,300
2003	10.668496	10.591340	-0.72%	12,212
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	11.579204	13.091149	13.06%	0
2011	12.355209	11.579204	-6.28%	0
2010	11.048922	12.355209	11.82%	0
2009	8.904038	11.048922	24.09%	0
2008	14.453152	8.904038	-38.39%	5,635
2007	13.984882	14.453152	3.35%	5,635
2006	12.266025	13.984882	14.01%	5,635
2005	11.649202	12.266025	5.29%	5,635
2004	10.472747	11.649202	11.23%	5,635
2003	8.141111	10.472747	28.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.457510	11.754555	2.59%	0
2011	11.410138	11.457510	0.42%	0
2010	11.045752	11.410138	3.30%	0
2009	10.380144	11.045752	6.41%	0
2008	11.322842	10.380144	-8.33%	0
2007	11.015981	11.322842	2.79%	0
2006	10.636240	11.015981	3.57%	0
2005	10.553629	10.636240	0.78%	0
2004	10.337721	10.553629	2.09%	0
2003	9.820822	10.337721	5.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	11.813368	12.769172	8.09%	7,609
2011	12.114319	11.813368	-2.48%	7,609
2010	11.196449	12.114319	8.20%	4,362
2009	9.634100	11.196449	16.22%	1,461
2008	12.859073	9.634100	-25.08%	12,212
2007	12.477624	12.859073	3.06%	12,212
2006	11.486080	12.477624	8.63%	12,212
2005	11.176426	11.486080	2.77%	12,212
2004	10.459641	11.176426	6.85%	12,212
2003	8.931301	10.459641	17.11%	10,137
203

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	11.828529	13.125755	10.97%	6,896
2011	12.388469	11.828529	-4.52%	7,107
2010	11.254910	12.388469	10.07%	7,320
2009	9.275143	11.254910	21.34%	7,552
2008	13.858927	9.275143	-33.07%	7,552
2007	13.385654	13.858927	3.54%	7,785
2006	11.979026	13.385654	11.74%	7,785
2005	11.467953	11.979026	4.46%	7,987
2004	10.487635	11.467953	9.35%	7,987
2003	8.489003	10.487635	23.54%	7,987
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.871669	12.511167	5.39%	3,323
2011	11.923220	11.871669	-0.43%	3,511
2010	11.263309	11.923220	5.86%	3,831
2009	10.078588	11.263309	11.75%	5,492
2008	12.161429	10.078588	-17.13%	7,329
2007	11.778381	12.161429	3.25%	8,164
2006	11.135439	11.778381	5.77%	8,164
2005	10.924249	11.135439	1.93%	8,164
2004	10.450438	10.924249	4.53%	8,164
2003	9.422084	10.450438	10.91%	8,164
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.913148	14.916545	15.51%	4,564
2011	13.575509	12.913148	-4.88%	6,287
2010	12.824034	13.575509	5.86%	5,476
2009*	10.000000	12.824034	28.24%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.616413	9.380177	-2.46%	158
2011	9.857256	9.616413	-2.44%	138
2010	10.104810	9.857256	-2.45%	1,998
2009	10.354247	10.104810	-2.41%	2,261
2008	10.400700	10.354247	-0.45%	3,045
2007	10.175674	10.400700	2.21%	4,063
2006	9.978479	10.175674	1.98%	3,463
2005	9.962589	9.978479	0.16%	3,214
2004	10.130604	9.962589	-1.66%	2,777
2003	10.320468	10.130604	-1.84%	18,058
204

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.198623	15.546550	9.49%	1,634
2011	13.789262	14.198623	2.97%	1,632
2010	12.782160	13.789262	7.88%	2,448
2009	10.534677	12.782160	21.33%	3,457
2008	13.057071	10.534677	-19.32%	8,459
2007	12.795011	13.057071	2.05%	10,185
2006	12.510181	12.795011	2.28%	9,548
2005	12.549903	12.510181	-0.32%	8,922
2004	12.076034	12.549903	3.92%	9,160
2003	11.041436	12.076034	9.37%	9,935
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.263270	9.426327	14.08%	0
2011	10.132265	8.263270	-18.45%	271
2010	9.812454	10.132265	3.26%	271
2009	7.768032	9.812454	26.32%	271
2008	14.871871	7.768032	-47.77%	271
2007	14.846906	14.871871	0.17%	271
2006	12.432919	14.846906	19.42%	980
2005	11.399085	12.432919	9.07%	1,135
2004*	10.000000	11.399085	13.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.458331	9.600033	13.50%	0
2011	8.929836	8.458331	-5.28%	423
2010	7.924760	8.929836	12.68%	423
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.386027	9.500417	13.29%	0
2011	8.883372	8.386027	-5.60%	0
2010	7.893914	8.883372	12.53%	227
2009	6.255910	7.893914	26.18%	583
2008*	10.000000	6.255910	-37.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.819674	8.969491	14.70%	0
2011	8.535760	7.819674	-8.39%	0
2010	7.760798	8.535760	9.99%	280
2009	6.244104	7.760798	24.29%	661
2008*	10.000000	6.244104	-37.56%	0
205

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	8.875508	9.791095	10.32%	0
2011	9.177014	8.875508	-3.29%	0
2010	7.519529	9.177014	22.04%	0
2009	6.060704	7.519529	24.07%	0
2008	11.621592	6.060704	-47.85%	0
2007	10.881307	11.621592	6.80%	751
2006	10.830597	10.881307	0.47%	751
2005	10.304619	10.830597	5.10%	751
2004	9.334201	10.304619	10.40%	751
2003	7.137294	9.334201	30.78%	751
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	11.761039	13.801726	17.35%	0
2011	12.751246	11.761039	-7.77%	0
2010	10.335039	12.751246	23.38%	0
2009	8.417797	10.335039	22.78%	0
2008	12.746957	8.417797	-33.96%	0
2007	14.087400	12.746957	-9.52%	0
2006	12.331862	14.087400	14.24%	111
2005	12.298586	12.331862	0.27%	443
2004	10.775863	12.298586	14.13%	0
2003	7.060569	10.775863	52.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	12.918289	14.519828	12.40%	4,610
2011	14.057938	12.918289	-8.11%	4,991
2010	11.530417	14.057938	21.92%	5,818
2009	8.792711	11.530417	31.14%	6,011
2008	14.622405	8.792711	-39.87%	6,645
2007	14.712992	14.622405	-0.62%	7,011
2006	13.495510	14.712992	9.02%	7,748
2005	12.350527	13.495510	9.27%	7,531
2004	10.658504	12.350527	15.87%	7,243
2003	7.770193	10.658504	37.17%	6,902
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	9.757184	10.835527	11.05%	0
2011	9.964058	9.757184	-2.08%	1,174
2010	9.021219	9.964058	10.45%	1,174
2009	7.365450	9.021219	22.48%	1,780
2008	12.932091	7.365450	-43.05%	1,780
2007	12.288672	12.932091	5.24%	1,780
2006	11.107862	12.288672	10.63%	1,780
2005	10.637167	11.107862	4.43%	2,033
2004	9.955165	10.637167	6.85%	2,310
2003	8.020502	9.955165	24.12%	2,269
206

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.351803	10.562302	12.94%	565
2011	9.000993	9.351803	3.90%	624
2010	7.087562	9.000993	27.00%	1,364
2009	5.553369	7.087562	27.63%	2,130
2008*	10.000000	5.553369	-44.47%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.419346	9.611113	2.04%	0
2011	9.627466	9.419346	-2.16%	0
2010	9.373832	9.627466	2.71%	0
2009	8.479179	9.373832	10.55%	0
2008	10.040516	8.479179	-15.55%	0
2007	9.825235	10.040516	2.19%	0
2006	9.665177	9.825235	1.66%	0
2005	9.766286	9.665177	-1.04%	0
2004	9.934163	9.766286	-1.69%	0
2003*	10.000000	9.934163	-0.66%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.452677	11.095415	6.15%	636
2011	10.829527	10.452677	-3.48%	636
2010	9.281105	10.829527	16.68%	843
2009	7.750659	9.281105	19.75%	1,097
2008	13.127680	7.750659	-40.96%	2,675
2007	13.390321	13.127680	-1.96%	2,675
2006	13.040871	13.390321	2.68%	2,675
2005	12.991000	13.040871	0.38%	2,675
2004	11.903418	12.991000	9.14%	2,675
2003	9.756729	11.903418	22.00%	2,430
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	11.663767	12.626517	8.25%	0
2011	12.336150	11.663767	-5.45%	717
2010	10.293172	12.336150	19.85%	717
2009	8.028606	10.293172	28.21%	717
2008	13.591660	8.028606	-40.93%	717
2007	12.949020	13.591660	4.96%	0
2006	11.673683	12.949020	10.92%	0
2005	11.198106	11.673683	4.25%	0
2004*	10.000000	11.198106	11.98%	0
207

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	17.550162	20.753084	18.25%	3,288
2011	19.611917	17.550162	-10.51%	3,292
2010	17.334851	19.611917	13.14%	3,632
2009	12.720561	17.334851	36.27%	3,300
2008	21.805104	12.720561	-41.66%	395
2007	21.023397	21.805104	3.72%	741
2006	18.310918	21.023397	14.81%	916
2005	16.415707	18.310918	11.55%	1,892
2004	14.117809	16.415707	16.28%	2,254
2003*	10.000000	14.117809	41.18%	776
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	12.977227	15.310679	17.98%	182
2011	14.542731	12.977227	-10.76%	518
2010	12.884392	14.542731	12.87%	607
2009	9.478007	12.884392	35.94%	845
2008	16.284061	9.478007	-41.80%	4,669
2007	15.738232	16.284061	3.47%	5,817
2006	13.745614	15.738232	14.50%	5,817
2005	12.352923	13.745614	11.27%	5,817
2004	10.652102	12.352923	15.97%	5,843
2003	7.643307	10.652102	39.37%	8,083
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	14.607910	16.122877	10.37%	789
2011	14.877278	14.607910	-1.81%	1,789
2010	13.287822	14.877278	11.96%	4,984
2009	11.503798	13.287822	15.51%	5,427
2008	13.790353	11.503798	-16.58%	5,652
2007	12.905765	13.790353	6.85%	6,278
2006	12.336613	12.905765	4.61%	6,252
2005	12.339694	12.336613	-0.02%	6,744
2004	11.665693	12.339694	5.78%	5,326
2003	10.207132	11.665693	14.29%	4,391
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	10.113424	11.503648	13.75%	0
2011	10.399612	10.113424	-2.75%	2,484
2010	9.203990	10.399612	12.99%	2,484
2009	7.371580	9.203990	24.86%	2,484
2008	12.313175	7.371580	-40.13%	2,484
2007	12.120916	12.313175	1.59%	3,167
2006	10.826614	12.120916	11.95%	3,222
2005	10.495205	10.826614	3.16%	3,047
2004	9.857255	10.495205	6.47%	1,329
2003	7.991770	9.857255	23.34%	1,329
208

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	0
2010*	10.000000	10.462949	4.63%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.714135	11.411780	6.51%	0
2011	10.419454	10.714135	2.83%	0
2010	9.995553	10.419454	4.24%	0
2009	9.367803	9.995553	6.70%	0
2008	10.724417	9.367803	-12.65%	0
2007	10.449907	10.724417	2.63%	0
2006	10.343311	10.449907	1.03%	0
2005	10.201060	10.343311	1.39%	1,586
2004	10.047999	10.201060	1.52%	1,483
2003*	10.000000	10.047999	0.48%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	32.287747	32.561104	0.85%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.564874	-4.35%	0
209

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	10.031045	11.466169	14.31%	0
2011	9.698943	10.031045	3.42%	388
2010	8.818749	9.698943	9.98%	407
2009	7.515564	8.818749	17.34%	403
2008	12.998313	7.515564	-42.18%	396
2007	12.715429	12.998313	2.22%	391
2006	11.147241	12.715429	14.07%	7,780
2005	10.929872	11.147241	1.99%	8,264
2004	10.078999	10.929872	8.44%	8,903
2003	7.820269	10.078999	28.88%	592
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
2012	9.396571	10.638198	13.21%	0
2011	9.963099	9.396571	-6.15%	0
2010	9.303689	9.963099	7.09%	0
2009	6.959727	9.303689	33.68%	794
2008	11.862247	6.959727	-41.33%	4,819
2007	10.709975	11.862247	10.76%	5,298
2006	11.054783	10.709975	-3.12%	5,221
2005	9.872005	11.054783	11.98%	5,295
2004	9.345255	9.872005	5.64%	3,527
2003	7.769240	9.345255	20.29%	3,513
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	14.363564	16.590032	15.50%	0
2011	16.121248	14.363564	-10.90%	268
2010	13.061262	16.121248	23.43%	826
2009	9.390449	13.061262	39.09%	1,944
2008	14.990497	9.390449	-37.36%	1,900
2007	15.145664	14.990497	-1.02%	2,052
2006	13.601281	15.145664	11.35%	1,776
2005	13.081473	13.601281	3.97%	1,777
2004	11.267569	13.081473	16.10%	8,714
2003	8.202098	11.267569	37.37%	9,207
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.625161	13.217896	4.69%	0
2011	11.587008	12.625161	8.96%	0
2010	11.305318	11.587008	2.49%	0
2009	10.520543	11.305318	7.46%	0
2008	10.964490	10.520543	-4.05%	0
2007	10.271950	10.964490	6.74%	0
2006	10.369995	10.271950	-0.95%	0
2005	10.471517	10.369995	-0.97%	0
2004	10.150214	10.471517	3.17%	0
2003*	10.000000	10.150214	1.50%	0
210

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	10.317101	11.512814	11.59%	0
2011	10.287183	10.317101	0.29%	375
2010	9.266367	10.287183	11.02%	387
2009	8.069708	9.266367	14.83%	384
2008	12.681011	8.069708	-36.36%	353
2007	13.064645	12.681011	-2.94%	393
2006	11.470094	13.064645	13.90%	2,987
2005	11.254898	11.470094	1.91%	3,432
2004	10.254022	11.254898	9.76%	3,473
2003	8.140498	10.254022	25.96%	3,661
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ
2012	9.661787	10.521648	8.90%	0
2011	9.844872	9.661787	-1.86%	0
2010	8.814926	9.844872	11.68%	0
2009	6.775262	8.814926	30.10%	0
2008	10.623109	6.775262	-36.22%	0
2007	10.137239	10.623109	4.79%	0
2006	9.541733	10.137239	6.24%	0
2005	9.468290	9.541733	0.78%	0
2004	9.166621	9.468290	3.29%	0
2003	7.476165	9.166621	22.61%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	11.632332	12.490581	7.38%	466
2011	10.971100	11.632332	6.03%	466
2010	9.780698	10.971100	12.17%	395
2009	8.207111	9.780698	19.17%	891
2008	11.977931	8.207111	-31.48%	891
2007	11.498855	11.977931	4.17%	3,770
2006	10.148053	11.498855	13.31%	4,552
2005	9.995903	10.148053	1.52%	5,085
2004	9.782951	9.995903	2.18%	5,085
2003	8.304046	9.782951	17.81%	5,031
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2012	16.076675	17.916135	11.44%	0
2011	15.714304	16.076675	2.31%	21
2010	14.090442	15.714304	11.52%	802
2009	9.477794	14.090442	48.67%	17,677
2008	13.153437	9.477794	-27.94%	18,484
2007	13.076026	13.153437	0.59%	21,339
2006	12.128644	13.076026	7.81%	24,820
2005	12.162515	12.128644	-0.28%	22,622
2004	11.323791	12.162515	7.41%	23,904
2003	9.535831	11.323791	18.75%	23,255
211

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	9.375911	10.057514	7.27%	0
2011	10.176439	9.375911	-7.87%	0
2010	9.235793	10.176439	10.18%	0
2009	8.363193	9.235793	10.43%	0
2008	12.196289	8.363193	-31.43%	0
2007	11.410561	12.196289	6.89%	0
2006	10.107162	11.410561	12.90%	0
2005	10.192786	10.107162	-0.84%	0
2004	9.760173	10.192786	4.43%	0
2003	8.080741	9.760173	20.78%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.330855	13.157468	6.70%	0
2011	12.399360	12.330855	-0.55%	721
2010	11.744523	12.399360	5.58%	731
2009	10.024923	11.744523	17.15%	2,902
2008	11.122018	10.024923	-9.86%	5,708
2007	10.850987	11.122018	2.50%	7,572
2006	10.708682	10.850987	1.33%	7,400
2005	10.875176	10.708682	-1.53%	5,271
2004	10.795632	10.875176	0.74%	9,455
2003	10.601791	10.795632	1.83%	9,559
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	10.309075	11.764961	14.12%	0
2011	10.504097	10.309075	-1.86%	380
2010	9.374756	10.504097	12.05%	612
2009	7.402905	9.374756	26.64%	4,047
2008	13.277751	7.402905	-44.25%	7,828
2007	13.448980	13.277751	-1.27%	9,997
2006	11.500772	13.448980	16.94%	11,665
2005	11.172420	11.500772	2.94%	15,452
2004	10.301602	11.172420	8.45%	21,488
2003	8.125501	10.301602	26.78%	22,350
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	9.559436	10.662270	11.54%	512
2011	9.807228	9.559436	-2.53%	512
2010	8.120684	9.807228	20.77%	434
2009	6.508734	8.120684	24.77%	4,399
2008	12.670114	6.508734	-48.63%	6,282
2007	10.261065	12.670114	23.48%	4,578
2006	9.874484	10.261065	3.91%	9,944
2005	9.598730	9.874484	2.87%	6,824
2004	9.546768	9.598730	0.54%	6,824
2003	7.387350	9.546768	29.23%	6,767
212

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	17.286791	19.307972	11.69%	2,163
2011	19.887697	17.286791	-13.08%	2,163
2010	15.864386	19.887697	25.36%	3,993
2009	11.642785	15.864386	36.26%	8,022
2008	19.773612	11.642785	-41.12%	9,950
2007	17.585990	19.773612	12.44%	19,255
2006	16.045537	17.585990	9.60%	16,200
2005	13.943511	16.045537	15.08%	13,182
2004	11.472200	13.943511	21.54%	13,787
2003	8.510607	11.472200	34.80%	5,955
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.679635	12.541377	17.43%	0
2011	13.258875	10.679635	-19.45%	0
2010	12.052652	13.258875	10.01%	2,162
2009	9.795383	12.052652	23.04%	8,187
2008	17.923875	9.795383	-45.35%	12,144
2007	15.706390	17.923875	14.12%	11,477
2006	13.672472	15.706390	14.88%	11,262
2005	11.808744	13.672472	15.78%	7,456
2004	10.688034	11.808744	10.49%	6,994
2003	7.665671	10.688034	39.43%	6,483
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	11.682120	14.471956	23.88%	0
2011	13.171603	11.682120	-11.31%	0
2010	10.692733	13.171603	23.18%	0
2009	6.978524	10.692733	53.22%	0
2008	14.693994	6.978524	-52.51%	0
2007	14.295024	14.693994	2.79%	3,473
2006	12.637458	14.295024	13.12%	3,638
2005	12.653464	12.637458	-0.13%	3,873
2004	11.400144	12.653464	10.99%	4,159
2003	7.429905	11.400144	53.44%	416
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	9.472383	10.472280	10.56%	0
2011	10.377979	9.472383	-8.73%	0
2010	8.902102	10.377979	16.58%	1,715
2009	5.512022	8.902102	61.50%	2,051
2008	11.110758	5.512022	-50.39%	2,051
2007	9.770936	11.110758	13.71%	2,051
2006	9.764526	9.770936	0.07%	2,051
2005	9.303513	9.764526	4.96%	2,051
2004	8.936402	9.303513	4.11%	2,051
2003	7.214745	8.936402	23.86%	1,837
213

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2012	10.764228	12.480594	15.95%	627
2011	11.277438	10.764228	-4.55%	1,480
2010	9.997225	11.277438	12.81%	3,058
2009	7.985172	9.997225	25.20%	7,511
2008	12.757906	7.985172	-37.41%	12,222
2007	13.398826	12.757906	-4.78%	12,078
2006	11.841440	13.398826	13.15%	12,316
2005	11.664775	11.841440	1.51%	10,200
2004	10.188193	11.664775	14.49%	10,279
2003	7.990572	10.188193	27.50%	10,708
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2012	9.892379	10.957445	10.77%	509
2011	10.175380	9.892379	-2.78%	509
2010	9.552616	10.175380	6.52%	430
2009	7.655391	9.552616	24.78%	430
2008	11.268912	7.655391	-32.07%	430
2007	10.715219	11.268912	5.17%	430
2006*	10.000000	10.715219	7.15%	430
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.659978	-3.40%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2012	8.374971	9.506098	13.51%	0
2011	9.153612	8.374971	-8.51%	0
2010	7.266073	9.153612	25.98%	2,016
2009	5.276006	7.266073	37.72%	3,154
2008	11.179782	5.276006	-52.81%	7,380
2007	10.472157	11.179782	6.76%	7,620
2006	10.498857	10.472157	-0.25%	7,620
2005	10.468159	10.498857	0.29%	7,714
2004	9.386863	10.468159	11.52%	6,964
2003	7.047349	9.386863	33.20%	7,004
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	12.169584	14.344102	17.87%	0
2011	13.944480	12.169584	-12.73%	0
2010	10.520514	13.944480	32.55%	1,673
2009	6.622951	10.520514	58.85%	2,366
2008	11.232073	6.622951	-41.04%	2,483
2007	11.268114	11.232073	-0.32%	505
2006	10.233131	11.268114	10.11%	520
2005	9.991988	10.233131	2.41%	530
2004	9.649072	9.991988	3.55%	5,787
2003	7.416705	9.649072	30.10%	6,193
214

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	11.853435	13.391886	12.98%	1,775
2011	12.213723	11.853435	-2.95%	2,013
2010	11.263344	12.213723	8.44%	4,746
2009	9.434071	11.263344	19.39%	4,791
2008	14.387145	9.434071	-34.43%	4,989
2007	13.716461	14.387145	4.89%	3,354
2006	11.673368	13.716461	17.50%	1,776
2005	11.244601	11.673368	3.81%	754
2004	10.043805	11.244601	11.96%	829
2003	8.260300	10.043805	21.59%	496
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.212065	11.542372	13.03%	0
2011	10.662943	10.212065	-4.23%	0
2010*	10.000000	10.662943	6.63%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.340409	14.884970	11.58%	0
2011	13.615544	13.340409	-2.02%	0
2010	12.341337	13.615544	10.32%	0
2009*	10.000000	12.341337	23.41%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	8.861735	9.633157	8.71%	0
2011	9.387004	8.861735	-5.60%	0
2010	7.790417	9.387004	20.49%	0
2009	6.074587	7.790417	28.25%	0
2008*	10.000000	6.074587	-39.25%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.141081	11.674675	4.79%	1,188
2011	10.754996	11.141081	3.59%	1,348
2010	10.330511	10.754996	4.11%	1,513
2009	9.757093	10.330511	5.88%	1,691
2008*	10.000000	9.757093	-2.43%	1,900
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.844412	18.060634	13.99%	0
2011	20.992905	15.844412	-24.52%	0
2010	18.578709	20.992905	12.99%	1,100
2009	11.683809	18.578709	59.01%	2,134
2008	28.441732	11.683809	-58.92%	2,494
2007	20.058040	28.441732	41.80%	837
2006	15.063949	20.058040	33.15%	1,217
2005	11.660535	15.063949	29.19%	0
2004*	10.000000	11.660535	16.61%	0
215

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2012	12.435548	12.459004	0.19%	389
2011	11.918818	12.435548	4.34%	1,107
2010	11.695315	11.918818	1.91%	2,955
2009	11.710681	11.695315	-0.13%	6,989
2008	11.174512	11.710681	4.80%	6,050
2007	10.721463	11.174512	4.23%	10,706
2006	10.675437	10.721463	0.43%	11,276
2005	10.628453	10.675437	0.44%	5,433
2004	10.582272	10.628453	0.44%	13,340
2003	10.664836	10.582272	-0.77%	36,119
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	11.520429	13.018010	13.00%	0
2011	12.298786	11.520429	-6.33%	0
2010	11.004096	12.298786	11.77%	0
2009	8.872458	11.004096	24.03%	0
2008	14.409289	8.872458	-38.43%	0
2007	13.949633	14.409289	3.30%	0
2006	12.241365	13.949633	13.95%	0
2005	11.631717	12.241365	5.24%	0
2004	10.462383	11.631717	11.18%	0
2003	8.137219	10.462383	28.57%	952
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.399320	11.688841	2.54%	2,473
2011	11.358011	11.399320	0.36%	12,187
2010	11.000924	11.358011	3.25%	12,187
2009	10.343320	11.000924	6.36%	12,640
2008	11.288467	10.343320	-8.37%	1,238
2007	10.988200	11.288467	2.73%	365
2006	10.614845	10.988200	3.52%	365
2005	10.537786	10.614845	0.73%	365
2004	10.327495	10.537786	2.04%	365
2003	9.816143	10.327495	5.21%	2,786
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	11.753381	12.697806	8.04%	7,869
2011	12.058981	11.753381	-2.53%	7,869
2010	11.151009	12.058981	8.14%	8,898
2009	9.599917	11.151009	16.16%	8,898
2008	12.820025	9.599917	-25.12%	28,699
2007	12.446147	12.820025	3.00%	32,982
2006	11.462959	12.446147	8.58%	34,730
2005	11.159639	11.462959	2.72%	64,164
2004	10.449286	11.159639	6.80%	65,338
2003	8.927038	10.449286	17.05%	63,745
216

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	11.768496	13.052427	10.91%	7,712
2011	12.331902	11.768496	-4.57%	7,653
2010	11.209250	12.331902	10.02%	9,837
2009	9.242243	11.209250	21.28%	10,705
2008	13.816870	9.242243	-33.11%	11,843
2007	13.351901	13.816870	3.48%	11,901
2006	11.954938	13.351901	11.69%	12,036
2005	11.450744	11.954938	4.40%	12,419
2004	10.477261	11.450744	9.29%	15,359
2003	8.484943	10.477261	23.48%	11,519
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.811434	12.441287	5.33%	12,386
2011	11.868792	11.811434	-0.48%	12,549
2010	11.217629	11.868792	5.80%	12,715
2009	10.042849	11.217629	11.70%	27,240
2008	12.124530	10.042849	-17.17%	24,898
2007	11.748698	12.124530	3.20%	25,935
2006	11.113063	11.748698	5.72%	26,102
2005	10.907858	11.113063	1.88%	39,310
2004	10.440096	10.907858	4.48%	43,479
2003	9.417585	10.440096	10.86%	52,799
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.895523	14.888534	15.46%	513
2011	13.563910	12.895523	-4.93%	816
2010	12.819648	13.563910	5.81%	7,635
2009*	10.000000	12.819648	28.20%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.557448	9.317868	-2.51%	0
2011	9.801821	9.557448	-2.49%	0
2010	10.053133	9.801821	-2.50%	0
2009	10.306580	10.053133	-2.46%	1,909
2008	10.358127	10.306580	-0.50%	14,973
2007	10.139250	10.358127	2.16%	582
2006	9.947845	10.139250	1.92%	773
2005	9.937084	9.947845	0.11%	0
2004	10.109852	9.937084	-1.71%	0
2003	10.304607	10.109852	-1.89%	0
217

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.112019	15.443775	9.44%	0
2011	13.712159	14.112019	2.92%	0
2010	12.717202	13.712159	7.82%	0
2009	10.486503	12.717202	21.27%	1,184
2008	13.004018	10.486503	-19.36%	3,198
2007	12.749587	13.004018	2.00%	4,116
2006	12.472147	12.749587	2.22%	3,386
2005	12.518154	12.472147	-0.37%	2,720
2004	12.051654	12.518154	3.87%	2,871
2003	11.024795	12.051654	9.31%	2,819
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.230890	9.384578	14.02%	0
2011	10.097734	8.230890	-18.49%	0
2010	9.784023	10.097734	3.21%	0
2009	7.749495	9.784023	26.25%	0
2008	14.844018	7.749495	-47.79%	0
2007	14.826735	14.844018	0.12%	182
2006	12.422369	14.826735	19.36%	185
2005	11.395221	12.422369	9.01%	0
2004*	10.000000	11.395221	13.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.442445	9.577085	13.44%	0
2011	8.917617	8.442445	-5.33%	0
2010	7.917971	8.917617	12.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.370289	9.477717	13.23%	0
2011	8.871228	8.370289	-5.65%	0
2010	7.887171	8.871228	12.48%	0
2009	6.253770	7.887171	26.12%	0
2008*	10.000000	6.253770	-37.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.804974	8.948032	14.65%	0
2011	8.524077	7.804974	-8.44%	1,387
2010	7.754152	8.524077	9.93%	2,473
2009	6.241962	7.754152	24.23%	4,887
2008*	10.000000	6.241962	-37.58%	0
218

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	8.831608	9.737661	10.26%	0
2011	9.136302	8.831608	-3.33%	0
2010	7.490007	9.136302	21.98%	1,890
2009	6.040006	7.490007	24.01%	4,173
2008	11.587860	6.040006	-47.88%	4,279
2007	10.855319	11.587860	6.75%	1,570
2006	10.810256	10.855319	0.42%	1,602
2005	10.290522	10.810256	5.05%	0
2004	9.326208	10.290522	10.34%	0
2003	7.134833	9.326208	30.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	11.702922	13.726478	17.29%	0
2011	12.694727	11.702922	-7.81%	0
2010	10.294500	12.694727	23.32%	1,636
2009	8.389064	10.294500	22.71%	3,565
2008	12.709983	8.389064	-34.00%	3,663
2007	14.053788	12.709983	-9.56%	2,105
2006	12.308730	14.053788	14.18%	1,846
2005	12.281784	12.308730	0.22%	423
2004	10.766661	12.281784	14.07%	423
2003	7.058153	10.766661	52.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	12.854421	14.440615	12.34%	1,396
2011	13.995593	12.854421	-8.15%	1,530
2010	11.485163	13.995593	21.86%	3,169
2009	8.762697	11.485163	31.07%	3,990
2008	14.579989	8.762697	-39.90%	4,095
2007	14.677880	14.579989	-0.67%	2,663
2006	13.470196	14.677880	8.97%	2,761
2005	12.333661	13.470196	9.21%	5,360
2004	10.649396	12.333661	15.82%	5,194
2003	7.767539	10.649396	37.10%	5,650
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	9.708958	10.776424	10.99%	1,973
2011	9.919872	9.708958	-2.13%	2,237
2010	8.985810	9.919872	10.39%	3,987
2009	7.340303	8.985810	22.42%	4,154
2008	12.894555	7.340303	-43.07%	3,154
2007	12.259314	12.894555	5.18%	17,282
2006	11.086995	12.259314	10.57%	54,806
2005	10.622610	11.086995	4.37%	56,196
2004	9.946644	10.622610	6.80%	57,697
2003	8.017753	9.946644	24.06%	58,699
219

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.334209	10.537010	12.89%	0
2011	8.988655	9.334209	3.84%	3,499
2010	7.081473	8.988655	26.93%	4,373
2009	5.551448	7.081473	27.56%	4,496
2008*	10.000000	5.551448	-44.49%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.377587	9.563583	1.98%	0
2011	9.589683	9.377587	-2.21%	0
2010	9.341833	9.589683	2.65%	0
2009	8.454557	9.341833	10.49%	0
2008	10.016501	8.454557	-15.59%	0
2007	9.806787	10.016501	2.14%	0
2006	9.651967	9.806787	1.60%	0
2005	9.757933	9.651967	-1.09%	0
2004	9.930759	9.757933	-1.74%	0
2003*	10.000000	9.930759	-0.69%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.401025	11.034920	6.09%	0
2011	10.781519	10.401025	-3.53%	0
2010	9.244685	10.781519	16.62%	0
2009	7.724201	9.244685	19.68%	1,144
2008	13.089582	7.724201	-40.99%	1,144
2007	13.358359	13.089582	-2.01%	1,144
2006	13.016399	13.358359	2.63%	1,367
2005	12.973243	13.016399	0.33%	1,367
2004	11.893244	12.973243	9.08%	1,367
2003	9.753383	11.893244	21.94%	1,694
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	11.618046	12.570560	8.20%	0
2011	12.294082	11.618046	-5.50%	0
2010	10.263318	12.294082	19.79%	0
2009	8.009425	10.263318	28.14%	0
2008	13.566170	8.009425	-40.96%	0
2007	12.931406	13.566170	4.91%	0
2006	11.663759	12.931406	10.87%	0
2005	11.194308	11.663759	4.19%	0
2004*	10.000000	11.194308	11.94%	0
220

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	17.472347	20.650456	18.19%	596
2011	19.534962	17.472347	-10.56%	892
2010	17.275678	19.534962	13.08%	3,054
2009	12.683643	17.275678	36.20%	3,346
2008	21.752998	12.683643	-41.69%	4,156
2007	20.983972	21.752998	3.66%	3,196
2006	18.285936	20.983972	14.75%	1,980
2005	16.401692	18.285936	11.49%	2,200
2004	14.112985	16.401692	16.22%	2,364
2003*	10.000000	14.112985	41.13%	641
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	12.913074	15.227181	17.92%	0
2011	14.478244	12.913074	-10.81%	0
2010	12.833829	14.478244	12.81%	0
2009	9.445646	12.833829	35.87%	1,422
2008	16.236801	9.445646	-41.83%	1,422
2007	15.700657	16.236801	3.41%	1,637
2006	13.719800	15.700657	14.44%	1,914
2005	12.336027	13.719800	11.22%	1,914
2004	10.642987	12.336027	15.91%	1,914
2003	7.640679	10.642987	39.29%	4,438
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	14.535706	16.034938	10.31%	2,520
2011	14.811314	14.535706	-1.86%	3,116
2010	13.235700	14.811314	11.90%	4,375
2009	11.464544	13.235700	15.45%	4,976
2008	13.750354	11.464544	-16.62%	5,372
2007	12.874958	13.750354	6.80%	1,603
2006	12.313462	12.874958	4.56%	475
2005	12.322833	12.313462	-0.08%	453
2004	11.655718	12.322833	5.72%	496
2003	10.203629	11.655718	14.23%	463
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	10.063427	11.440893	13.69%	0
2011	10.353492	10.063427	-2.80%	0
2010	9.167863	10.353492	12.93%	0
2009	7.346419	9.167863	24.79%	935
2008	12.277464	7.346419	-40.16%	935
2007	12.092003	12.277464	1.53%	935
2006	10.806308	12.092003	11.90%	0
2005	10.480881	10.806308	3.10%	512
2004	9.848839	10.480881	6.42%	516
2003	7.989027	9.848839	23.28%	504
221

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.257643	14.378070	27.72%	0
2011	10.459392	11.257643	7.63%	0
2010*	10.000000	10.459392	4.59%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.666644	11.355360	6.46%	0
2011	10.378571	10.666644	2.78%	0
2010	9.961433	10.378571	4.19%	0
2009	9.340608	9.961433	6.65%	841
2008	10.698770	9.340608	-12.69%	841
2007	10.430297	10.698770	2.57%	3,580
2006	10.329181	10.430297	0.98%	3,455
2005	10.192334	10.329181	1.34%	0
2004	10.044557	10.192334	1.47%	0
2003*	10.000000	10.044557	0.45%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	32.090786	32.345848	0.79%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.561603	-4.38%	0
222

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	9.932024	11.341323	14.19%	1,573
2011	9.613036	9.932024	3.32%	1,612
2010	8.749614	9.613036	9.87%	1,644
2009	7.464302	8.749614	17.22%	4,591
2008	12.922942	7.464302	-42.24%	5,255
2007	12.654737	12.922942	2.12%	5,955
2006	11.105379	12.654737	13.95%	6,061
2005	10.899985	11.105379	1.88%	9,279
2004	10.061764	10.899985	8.33%	10,722
2003	7.814888	10.061764	28.75%	11,270
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
2012	9.303818	10.522354	13.10%	362
2011	9.874865	9.303818	-6.25%	1,182
2010	9.230750	9.874865	6.98%	1,182
2009	6.912253	9.230750	33.54%	1,596
2008	11.793467	6.912253	-41.39%	1,596
2007	10.658862	11.793467	10.64%	1,596
2006	11.013286	10.658862	-3.22%	1,596
2005	9.845010	11.013286	11.87%	1,597
2004	9.329269	9.845010	5.53%	6,802
2003	7.763904	9.329269	20.16%	6,705
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	14.221812	16.409419	15.38%	1,684
2011	15.978509	14.221812	-10.99%	2,121
2010	12.958890	15.978509	23.30%	1,785
2009	9.326421	12.958890	38.95%	1,955
2008	14.903616	9.326421	-37.42%	2,237
2007	15.073425	14.903616	-1.13%	3,176
2006	13.550262	15.073425	11.24%	3,234
2005	13.045736	13.550262	3.87%	4,044
2004	11.248319	13.045736	15.98%	7,640
2003	8.196472	11.248319	37.23%	8,183
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.513362	13.087384	4.59%	1,936
2011	11.496157	12.513362	8.85%	1,936
2010	11.228185	11.496157	2.39%	0
2009	10.459492	11.228185	7.35%	0
2008	10.912055	10.459492	-4.15%	3,458
2007	10.233380	10.912055	6.63%	0
2006	10.341637	10.233380	-1.05%	0
2005	10.453575	10.341637	-1.07%	0
2004	10.143226	10.453575	3.06%	322
2003*	10.000000	10.143226	1.43%	0
223

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	10.215270	11.387466	11.47%	1,611
2011	10.196082	10.215270	0.19%	1,656
2010	9.193718	10.196082	10.90%	1,961
2009	8.014666	9.193718	14.71%	1,947
2008	12.607483	8.014666	-36.43%	2,440
2007	13.002299	12.607483	-3.04%	4,211
2006	11.427041	13.002299	13.79%	4,280
2005	11.224132	11.427041	1.81%	4,439
2004	10.236483	11.224132	9.65%	5,876
2003	8.134905	10.236483	25.83%	7,151
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ
2012	9.566427	10.407089	8.79%	13
2011	9.757703	9.566427	-1.96%	13
2010	8.745832	9.757703	11.57%	13
2009	6.729055	8.745832	29.97%	13
2008	10.561507	6.729055	-36.29%	13
2007	10.088852	10.561507	4.68%	138
2006	9.505904	10.088852	6.13%	138
2005	9.442401	9.505904	0.67%	138
2004	9.150933	9.442401	3.19%	1,858
2003	7.471019	9.150933	22.49%	1,801
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	11.517521	12.354580	7.27%	4,504
2011	10.873943	11.517521	5.92%	4,236
2010	9.704027	10.873943	12.06%	3,052
2009	8.151133	9.704027	19.05%	2,166
2008	11.908478	8.151133	-31.55%	2,166
2007	11.443969	11.908478	4.06%	2,166
2006	10.109951	11.443969	13.20%	2,166
2005	9.968558	10.109951	1.42%	2,081
2004	9.766205	9.968558	2.07%	1,859
2003	8.298337	9.766205	17.69%	1,711
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2012	15.918056	17.721128	11.33%	2,197
2011	15.575186	15.918056	2.20%	2,197
2010	13.980036	15.575186	11.41%	1,035
2009	9.413164	13.980036	48.52%	1,035
2008	13.077169	9.413164	-28.02%	1,035
2007	13.013613	13.077169	0.49%	1,035
2006	12.083103	13.013613	7.70%	1,382
2005	12.129262	12.083103	-0.38%	3,400
2004	11.304421	12.129262	7.30%	5,330
2003	9.529281	11.304421	18.63%	5,707
224

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	9.283334	9.947967	7.16%	540
2011	10.086283	9.283334	-7.96%	606
2010	9.163361	10.086283	10.07%	631
2009	8.306127	9.163361	10.32%	0
2008	12.125530	8.306127	-31.50%	0
2007	11.356078	12.125530	6.78%	0
2006	10.069210	11.356078	12.78%	1,291
2005	10.164904	10.069210	-0.94%	1,274
2004	9.743470	10.164904	4.33%	1,197
2003	8.075185	9.743470	20.66%	1,299
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.209152	13.014221	6.59%	5,293
2011	12.289559	12.209152	-0.65%	9,501
2010	11.652472	12.289559	5.47%	9,916
2009	9.956569	11.652472	17.03%	8,109
2008	11.057533	9.956569	-9.96%	11,247
2007	10.799195	11.057533	2.39%	19,668
2006	10.668481	10.799195	1.23%	19,798
2005	10.845439	10.668481	-1.63%	20,190
2004	10.777176	10.845439	0.63%	32,665
2003	10.594526	10.777176	1.72%	51,299
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	10.207261	11.636793	14.01%	17,711
2011	10.411020	10.207261	-1.96%	19,145
2010	9.301214	10.411020	11.93%	20,363
2009	7.352377	9.301214	26.51%	20,742
2008	13.200713	7.352377	-44.30%	22,655
2007	13.384751	13.200713	-1.37%	27,669
2006	11.457565	13.384751	16.82%	28,275
2005	11.141850	11.457565	2.83%	29,769
2004	10.283965	11.141850	8.34%	36,697
2003	8.119907	10.283965	26.65%	33,317
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	9.465051	10.546148	11.42%	5,423
2011	9.720339	9.465051	-2.63%	5,124
2010	8.056991	9.720339	20.64%	7,521
2009	6.464314	8.056991	24.64%	6,541
2008	12.596613	6.464314	-48.68%	6,261
2007	10.212073	12.596613	23.35%	8,061
2006	9.837399	10.212073	3.81%	6,358
2005	9.572474	9.837399	2.77%	12,207
2004	9.530442	9.572474	0.44%	11,403
2003	7.382277	9.530442	29.10%	11,258
225

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	17.116100	19.097670	11.58%	2,223
2011	19.711536	17.116100	-13.17%	2,613
2010	15.739982	19.711536	25.23%	4,084
2009	11.563352	15.739982	36.12%	4,551
2008	19.658926	11.563352	-41.18%	3,785
2007	17.502036	19.658926	12.32%	7,037
2006	15.985291	17.502036	9.49%	6,575
2005	13.905374	15.985291	14.96%	4,072
2004	11.452567	13.905374	21.42%	5,217
2003	8.504756	11.452567	34.66%	5,058
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.574212	12.404809	17.31%	2,394
2011	13.141459	10.574212	-19.54%	2,774
2010	11.958157	13.141459	9.90%	3,452
2009	9.728570	11.958157	22.92%	3,475
2008	17.819947	9.728570	-45.41%	4,374
2007	15.631442	17.819947	14.00%	5,816
2006	13.621158	15.631442	14.76%	5,607
2005	11.776456	13.621158	15.66%	5,665
2004	10.669744	11.776456	10.37%	8,084
2003	7.660402	10.669744	39.28%	7,578
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	11.566807	14.314387	23.75%	1,868
2011	13.054946	11.566807	-11.40%	2,110
2010	10.608894	13.054946	23.06%	2,757
2009	6.930915	10.608894	53.07%	2,958
2008	14.608793	6.930915	-52.56%	3,712
2007	14.226804	14.608793	2.68%	3,776
2006	12.590032	14.226804	13.00%	4,114
2005	12.618878	12.590032	-0.23%	4,754
2004	11.380652	12.618878	10.88%	3,678
2003	7.424796	11.380652	53.28%	1,530
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	9.378851	10.358214	10.44%	1,135
2011	10.286045	9.378851	-8.82%	1,135
2010	8.832291	10.286045	16.46%	1,135
2009	5.474407	8.832291	61.34%	1,135
2008	11.046320	5.474407	-50.44%	0
2007	9.724284	11.046320	13.60%	0
2006	9.727851	9.724284	-0.04%	331
2005	9.278066	9.727851	4.85%	295
2004	8.921107	9.278066	4.00%	290
2003	7.209786	8.921107	23.74%	647
226

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2012	10.657982	12.344703	15.83%	6,872
2011	11.177575	10.657982	-4.65%	13,431
2010	9.918860	11.177575	12.69%	14,864
2009	7.930713	9.918860	25.07%	16,912
2008	12.683933	7.930713	-37.47%	20,287
2007	13.334902	12.683933	-4.88%	26,219
2006	11.797005	13.334902	13.04%	27,572
2005	11.632899	11.797005	1.41%	36,634
2004	10.170769	11.632899	14.38%	37,451
2003	7.985083	10.170769	27.37%	34,710
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2012	9.834949	10.882637	10.65%	0
2011	10.126670	9.834949	-2.88%	0
2010	9.516641	10.126670	6.41%	2,314
2009	7.634388	9.516641	24.65%	2,351
2008	11.249568	7.634388	-32.14%	2,351
2007	10.707852	11.249568	5.06%	2,351
2006*	10.000000	10.707852	7.08%	2,351
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.653258	-3.47%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2012	8.292331	9.402612	13.39%	2,490
2011	9.072578	8.292331	-8.60%	2,957
2010	7.209124	9.072578	25.85%	2,957
2009	5.240020	7.209124	37.58%	3,431
2008	11.114971	5.240020	-52.86%	3,431
2007	10.422197	11.114971	6.65%	3,502
2006	10.459465	10.422197	-0.36%	3,502
2005	10.439551	10.459465	0.19%	6,984
2004	9.370807	10.439551	11.41%	11,628
2003	7.042502	9.370807	33.06%	11,169
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	12.049420	14.187871	17.75%	0
2011	13.820944	12.049420	-12.82%	460
2010	10.437991	13.820944	32.41%	460
2009	6.577744	10.437991	58.69%	460
2008	11.166881	6.577744	-41.10%	460
2007	11.214273	11.166881	-0.42%	519
2006	10.194683	11.214273	10.00%	519
2005	9.964641	10.194683	2.31%	519
2004	9.632549	9.964641	3.45%	519
2003	7.411596	9.632549	29.97%	519
227

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	11.736425	13.246054	12.86%	469
2011	12.105549	11.736425	-3.05%	496
2010	11.175040	12.105549	8.33%	492
2009	9.369717	11.175040	19.27%	860
2008	14.303714	9.369717	-34.49%	1,359
2007	13.650984	14.303714	4.78%	2,279
2006	11.629542	13.650984	17.38%	3,055
2005	11.213858	11.629542	3.71%	2,592
2004	10.026621	11.213858	11.84%	2,654
2003	8.254632	10.026621	21.47%	2,731
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.194682	11.510882	12.91%	1,261
2011	10.655694	10.194682	-4.33%	1,261
2010*	10.000000	10.655694	6.56%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.303976	14.829072	11.46%	1,626
2011	13.592286	13.303976	-2.12%	1,746
2010	12.332886	13.592286	10.21%	2,148
2009*	10.000000	12.332886	23.33%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	8.828439	9.587091	8.59%	0
2011	9.361321	8.828439	-5.69%	0
2010	7.777070	9.361321	20.37%	0
2009	6.070416	7.777070	28.11%	0
2008*	10.000000	6.070416	-39.30%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.099266	11.618896	4.68%	0
2011	10.725597	11.099266	3.48%	0
2010	10.312850	10.725597	4.00%	0
2009	9.750412	10.312850	5.77%	0
2008*	10.000000	9.750412	-2.50%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.720358	17.900819	13.87%	474
2011	20.849901	15.720358	-24.60%	474
2010	18.471067	20.849901	12.88%	474
2009	11.628035	18.471067	58.85%	474
2008	28.335167	11.628035	-58.96%	0
2007	20.003497	28.335167	41.65%	1,938
2006	15.038360	20.003497	33.02%	1,849
2005	11.652622	15.038360	29.06%	0
2004*	10.000000	11.652622	16.53%	0
228

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2012	12.312843	12.323383	0.09%	3,354
2011	11.813294	12.312843	4.23%	7,353
2010	11.603665	11.813294	1.81%	8,795
2009	11.630828	11.603665	-0.23%	10,589
2008	11.109714	11.630828	4.69%	15,609
2007	10.670295	11.109714	4.12%	17,208
2006	10.635370	10.670295	0.33%	18,273
2005	10.599395	10.635370	0.34%	23,713
2004	10.564180	10.599395	0.33%	24,263
2003	10.657530	10.564180	-0.88%	37,745
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	11.403605	12.872756	12.88%	28,065
2011	12.186546	11.403605	-6.42%	29,713
2010	10.914856	12.186546	11.65%	33,938
2009	8.809535	10.914856	23.90%	46,181
2008	14.321832	8.809535	-38.49%	45,650
2007	13.879283	14.321832	3.19%	46,776
2006	12.192104	13.879283	13.84%	51,036
2005	11.596773	12.192104	5.13%	54,146
2004	10.441660	11.596773	11.06%	51,500
2003	8.129430	10.441660	28.44%	54,243
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.283772	11.558464	2.43%	11,152
2011	11.254382	11.283772	0.26%	11,841
2010	10.911753	11.254382	3.14%	15,635
2009	10.270016	10.911753	6.25%	10,986
2008	11.219973	10.270016	-8.47%	620
2007	10.932797	11.219973	2.63%	620
2006	10.572144	10.932797	3.41%	2,755
2005	10.506134	10.572144	0.63%	2,755
2004	10.307043	10.506134	1.93%	6,022
2003	9.806753	10.307043	5.10%	2,707
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	11.634218	12.556152	7.92%	4,178
2011	11.948938	11.634218	-2.63%	4,178
2010	11.060598	11.948938	8.03%	10,987
2009	9.531861	11.060598	16.04%	18,988
2008	12.742224	9.531861	-25.19%	15,620
2007	12.383392	12.742224	2.90%	20,481
2006	11.416840	12.383392	8.47%	22,795
2005	11.126112	11.416840	2.61%	17,654
2004	10.428587	11.126112	6.69%	14,577
2003	8.918491	10.428587	16.93%	5,531
229

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	11.649147	12.906771	10.80%	5,987
2011	12.219349	11.649147	-4.67%	5,987
2010	11.118338	12.219349	9.90%	13,346
2009	9.176700	11.118338	21.16%	28,577
2008	13.733007	9.176700	-33.18%	23,378
2007	13.284560	13.733007	3.38%	39,786
2006	11.906819	13.284560	11.57%	40,121
2005	11.416333	11.906819	4.30%	40,576
2004	10.456505	11.416333	9.18%	40,573
2003	8.476822	10.456505	23.35%	48,265
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.691684	12.302498	5.22%	14,501
2011	11.760496	11.691684	-0.59%	15,560
2010	11.126687	11.760496	5.70%	20,712
2009	9.971666	11.126687	11.58%	22,358
2008	12.050963	9.971666	-17.25%	25,590
2007	11.689469	12.050963	3.09%	29,001
2006	11.068345	11.689469	5.61%	31,080
2005	10.875097	11.068345	1.78%	31,040
2004	10.419429	10.875097	4.37%	38,720
2003	9.408587	10.419429	10.74%	37,367
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.860314	14.832631	15.34%	4,087
2011	13.540749	12.860314	-5.03%	9,786
2010	12.810888	13.540749	5.70%	12,532
2009*	10.000000	12.810888	28.11%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.440505	9.194390	-2.61%	5,675
2011	9.691799	9.440505	-2.59%	8,662
2010	9.950500	9.691799	-2.60%	8,796
2009	10.211832	9.950500	-2.56%	35,064
2008	10.273442	10.211832	-0.60%	45,326
2007	10.066735	10.273442	2.05%	5,878
2006	9.886811	10.066735	1.82%	5,694
2005	9.886229	9.886811	0.01%	3,746
2004	10.068438	9.886229	-1.81%	4,237
2003	10.272935	10.068438	-1.99%	6,802
230

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.940174	15.240044	9.32%	3,066
2011	13.559056	13.940174	2.81%	3,066
2010	12.588106	13.559056	7.71%	1,747
2009	10.390716	12.588106	21.15%	1,882
2008	12.898472	10.390716	-19.44%	1,882
2007	12.659158	12.898472	1.89%	7,712
2006	12.396358	12.659158	2.12%	7,891
2005	12.454826	12.396358	-0.47%	3,977
2004	12.002989	12.454826	3.76%	10,762
2003	10.991542	12.002989	9.20%	10,759
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.166409	9.301479	13.90%	52
2011	10.028915	8.166409	-18.57%	184
2010	9.727311	10.028915	3.10%	184
2009	7.712492	9.727311	26.12%	532
2008	14.788359	7.712492	-47.85%	1,161
2007	14.786394	14.788359	0.01%	1,947
2006	12.401261	14.786394	19.23%	4,557
2005	11.387503	12.401261	8.90%	0
2004*	10.000000	11.387503	13.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.410723	9.531281	13.32%	3,744
2011	8.893223	8.410723	-5.43%	4,498
2010	7.904417	8.893223	12.51%	9,027
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.338849	9.432408	13.11%	478
2011	8.846962	8.338849	-5.74%	478
2010	7.873662	8.846962	12.36%	478
2009	6.249471	7.873662	25.99%	478
2008*	10.000000	6.249471	-37.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.775680	8.905282	14.53%	12,039
2011	8.500779	7.775680	-8.53%	19,268
2010	7.740890	8.500779	9.82%	20,829
2009	6.237682	7.740890	24.10%	20,989
2008*	10.000000	6.237682	-37.62%	0
231

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	8.744430	9.631619	10.15%	132
2011	9.055382	8.744430	-3.43%	616
2010	7.431278	9.055382	21.85%	616
2009	5.998792	7.431278	23.88%	616
2008	11.520646	5.998792	-47.93%	616
2007	10.803489	11.520646	6.64%	687
2006	10.769666	10.803489	0.31%	1,481
2005	10.262373	10.769666	4.94%	1,481
2004	9.310242	10.262373	10.23%	2,517
2003	7.129924	9.310242	30.58%	2,531
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	11.587345	13.576941	17.17%	1,635
2011	12.582246	11.587345	-7.91%	2,501
2010	10.213745	12.582246	23.19%	2,989
2009	8.331826	10.213745	22.59%	3,567
2008	12.636257	8.331826	-34.06%	3,567
2007	13.986709	12.636257	-9.66%	4,961
2006	12.262517	13.986709	14.06%	4,617
2005	12.248198	12.262517	0.12%	2,921
2004	10.748227	12.248198	13.96%	2,663
2003	7.053294	10.748227	52.39%	1,893
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	12.727542	14.283385	12.22%	1,594
2011	13.871653	12.727542	-8.25%	2,167
2010	11.395120	13.871653	21.73%	3,189
2009	8.702926	11.395120	30.93%	3,586
2008	14.495434	8.702926	-39.96%	3,519
2007	14.607833	14.495434	-0.77%	4,251
2006	13.419638	14.607833	8.85%	7,157
2005	12.299946	13.419638	9.10%	5,876
2004	10.631185	12.299946	15.70%	7,856
2003	7.762200	10.631185	36.96%	8,038
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	9.613106	10.659066	10.88%	350
2011	9.832018	9.613106	-2.23%	350
2010	8.915363	9.832018	10.28%	350
2009	7.290229	8.915363	22.29%	350
2008	12.819781	7.290229	-43.13%	350
2007	12.200822	12.819781	5.07%	819
2006	11.045387	12.200822	10.46%	1,040
2005	10.593580	11.045387	4.26%	1,395
2004	9.929630	10.593580	6.69%	1,426
2003	8.012236	9.929630	23.93%	1,528
232

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.299158	10.486657	12.77%	2,974
2011	8.964075	9.299158	3.74%	2,974
2010	7.069338	8.964075	26.80%	2,276
2009	5.547626	7.069338	27.43%	5,218
2008*	10.000000	5.547626	-44.52%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.294565	9.469167	1.88%	0
2011	9.514518	9.294565	-2.31%	0
2010	9.278115	9.514518	2.55%	0
2009	8.405515	9.278115	10.38%	0
2008	9.968630	8.405515	-15.68%	0
2007	9.769996	9.968630	2.03%	0
2006	9.625603	9.769996	1.50%	0
2005	9.741242	9.625603	-1.19%	0
2004	9.923954	9.741242	-1.84%	0
2003*	10.000000	9.923954	-0.76%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.298368	10.914780	5.99%	129
2011	10.686048	10.298368	-3.63%	476
2010	9.172218	10.686048	16.50%	476
2009	7.671513	9.172218	19.56%	476
2008	13.013675	7.671513	-41.05%	476
2007	13.294603	13.013675	-2.11%	476
2006	12.967536	13.294603	2.52%	561
2005	12.937779	12.967536	0.23%	561
2004	11.872908	12.937779	8.97%	439
2003	9.746695	11.872908	21.81%	451
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	11.527095	12.459332	8.09%	0
2011	12.210335	11.527095	-5.60%	0
2010	10.203863	12.210335	19.66%	0
2009	7.971190	10.203863	28.01%	0
2008	13.515311	7.971190	-41.02%	0
2007	12.896222	13.515311	4.80%	0
2006	11.643934	12.896222	10.75%	0
2005	11.186719	11.643934	4.09%	0
2004*	10.000000	11.186719	11.87%	0
233

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	17.317681	20.446618	18.07%	3,509
2011	19.381898	17.317681	-10.65%	4,004
2010	17.157883	19.381898	12.96%	4,606
2009	12.610091	17.157883	36.06%	4,994
2008	21.649117	12.610091	-41.75%	4,817
2007	20.905319	21.649117	3.56%	6,634
2006	18.236036	20.905319	14.64%	6,750
2005	16.373670	18.236036	11.37%	10,804
2004	14.103333	16.373670	16.10%	8,750
2003*	10.000000	14.103333	41.03%	5,448
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	12.785588	15.061347	17.80%	378
2011	14.350002	12.785588	-10.90%	442
2010	12.733197	14.350002	12.70%	662
2009	9.381211	12.733197	35.73%	700
2008	16.142630	9.381211	-41.89%	746
2007	15.625708	16.142630	3.31%	1,368
2006	13.668291	15.625708	14.32%	1,515
2005	12.302285	13.668291	11.10%	2,549
2004	10.624772	12.302285	15.79%	2,664
2003	7.635426	10.624772	39.15%	6,577
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	14.392288	15.860416	10.20%	1,916
2011	14.680204	14.392288	-1.96%	1,889
2010	13.131987	14.680204	11.79%	2,198
2009	11.386383	13.131987	15.33%	1,712
2008	13.670633	11.386383	-16.71%	1,670
2007	12.813525	13.670633	6.69%	2,805
2006	12.267246	12.813525	4.45%	2,115
2005	12.289162	12.267246	-0.18%	3,238
2004	11.635803	12.289162	5.62%	3,425
2003	10.196640	11.635803	14.11%	3,464
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	9.964091	11.316325	13.57%	2,602
2011	10.261798	9.964091	-2.90%	2,690
2010	9.095991	10.261798	12.82%	2,859
2009	7.296299	9.095991	24.67%	3,044
2008	12.206252	7.296299	-40.22%	3,683
2007	12.034274	12.206252	1.43%	3,873
2006	10.765725	12.034274	11.78%	3,986
2005	10.452199	10.765725	3.00%	5,987
2004	9.831982	10.452199	6.31%	7,498
2003	7.983535	9.831982	23.15%	7,774
234

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.238479	14.338834	27.59%	577
2011	10.452276	11.238479	7.52%	577
2010*	10.000000	10.452276	4.52%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.572210	11.243256	6.35%	2,743
2011	10.297221	10.572210	2.67%	2,856
2010	9.893506	10.297221	4.08%	2,974
2009	9.286446	9.893506	6.54%	3,088
2008	10.647654	9.286446	-12.78%	5,078
2007	10.391171	10.647654	2.47%	1,525
2006	10.300963	10.391171	0.88%	1,525
2005	10.174895	10.300963	1.24%	1,525
2004	10.037664	10.174895	1.37%	0
2003*	10.000000	10.037664	0.38%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	31.699898	31.918991	0.69%	204
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.555058	-4.45%	0
235

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	10.268100	11.664756	13.60%	0
2011	9.989488	10.268100	2.79%	0
2010	9.139132	9.989488	9.30%	0
2009	7.836850	9.139132	16.62%	0
2008	13.638181	7.836850	-42.54%	0
2007	13.424419	13.638181	1.59%	0
2006	11.841430	13.424419	13.37%	0
2005	11.682195	11.841430	1.36%	0
2004	10.839449	11.682195	7.77%	0
2003*	10.000000	10.839449	8.39%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
2012	10.017069	11.270749	12.52%	0
2011	10.686641	10.017069	-6.73%	0
2010	10.041085	10.686641	6.43%	0
2009	7.557828	10.041085	32.86%	0
2008	12.961664	7.557828	-41.69%	0
2007	11.775445	12.961664	10.07%	0
2006	12.229648	11.775445	-3.71%	0
2005	10.988543	12.229648	11.29%	0
2004	10.466609	10.988543	4.99%	0
2003*	10.000000	10.466609	4.67%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	13.772362	15.809080	14.79%	0
2011	15.553291	13.772362	-11.45%	0
2010	12.679027	15.553291	22.67%	0
2009	9.172093	12.679027	38.23%	0
2008	14.732845	9.172093	-37.74%	0
2007	14.978035	14.732845	-1.64%	0
2006	13.533782	14.978035	10.67%	0
2005	13.096893	13.533782	3.34%	0
2004	11.350679	13.096893	15.38%	0
2003*	10.000000	11.350679	13.51%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	11.967408	12.451975	4.05%	0
2011	11.051133	11.967408	8.29%	0
2010	10.849207	11.051133	1.86%	0
2009	10.158609	10.849207	6.80%	0
2008	10.652839	10.158609	-4.64%	0
2007	10.042117	10.652839	6.08%	0
2006	10.200573	10.042117	-1.55%	0
2005	10.364042	10.200573	-1.58%	0
2004	10.108243	10.364042	2.53%	0
2003*	10.000000	10.108243	1.08%	0
236

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	10.529329	11.677185	10.90%	0
2011	10.563664	10.529329	-0.33%	0
2010	9.574263	10.563664	10.33%	0
2009	8.389494	9.574263	14.12%	0
2008	13.265357	8.389494	-36.76%	0
2007	13.751781	13.265357	-3.54%	0
2006	12.147885	13.751781	13.20%	0
2005	11.993565	12.147885	1.29%	0
2004	10.994633	11.993565	9.09%	0
2003*	10.000000	10.994633	9.95%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ
2012	10.827072	11.717902	8.23%	0
2011	11.100411	10.827072	-2.46%	0
2010	10.000590	11.100411	11.00%	0
2009	7.734151	10.000590	29.30%	0
2008	12.201835	7.734151	-36.61%	0
2007	11.716242	12.201835	4.14%	0
2006	11.096070	11.716242	5.59%	0
2005	11.078652	11.096070	0.16%	0
2004	10.792074	11.078652	2.66%	0
2003*	10.000000	10.792074	7.92%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	12.139989	12.955293	6.72%	0
2011	11.520625	12.139989	5.38%	0
2010	10.334128	11.520625	11.48%	0
2009	8.725189	10.334128	18.44%	0
2008	12.813039	8.725189	-31.90%	0
2007	12.377148	12.813039	3.52%	0
2006	10.990605	12.377148	12.62%	0
2005	10.892648	10.990605	0.90%	0
2004	10.726583	10.892648	1.55%	0
2003*	10.000000	10.726583	7.27%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
2012	14.097744	15.613859	10.75%	0
2011	13.865077	14.097744	1.68%	0
2010	12.509263	13.865077	10.84%	0
2009	8.466262	12.509263	47.75%	0
2008	11.822457	8.466262	-28.39%	0
2007	11.826034	11.822457	-0.03%	0
2006	11.036929	11.826034	7.15%	0
2005	11.136105	11.036929	-0.89%	0
2004	10.432342	11.136105	6.75%	0
2003*	10.000000	10.432342	4.32%	0
237

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	9.926613	10.582552	6.61%	0
2011	10.840756	9.926613	-8.43%	0
2010	9.899573	10.840756	9.51%	0
2009	9.019782	9.899573	9.75%	0
2008	13.235443	9.019782	-31.85%	0
2007	12.459858	13.235443	6.22%	0
2006	11.104733	12.459858	12.20%	0
2005	11.267945	11.104733	-1.45%	0
2004	10.856494	11.267945	3.79%	0
2003*	10.000000	10.856494	8.56%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.796058	11.448717	6.05%	0
2011	10.923076	10.796058	-1.16%	0
2010	10.410247	10.923076	4.93%	0
2009	8.941000	10.410247	16.43%	0
2008	9.980901	8.941000	-10.42%	0
2007	9.798282	9.980901	1.86%	0
2006	9.729494	9.798282	0.71%	0
2005	9.941778	9.729494	-2.14%	0
2004	9.930179	9.941778	0.12%	0
2003*	10.000000	9.930179	-0.70%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	10.569401	11.987668	13.42%	0
2011	10.835905	10.569401	-2.46%	0
2010	9.730702	10.835905	11.36%	0
2009	7.731582	9.730702	25.86%	0
2008	13.953422	7.731582	-44.59%	0
2007	14.221361	13.953422	-1.88%	0
2006	12.236335	14.221361	16.22%	0
2005	11.960357	12.236335	2.31%	0
2004	11.096389	11.960357	7.79%	0
2003*	10.000000	11.096389	10.96%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	10.294177	11.410976	10.85%	0
2011	10.626263	10.294177	-3.13%	0
2010	8.853283	10.626263	20.03%	0
2009	7.139848	8.853283	24.00%	0
2008	13.985040	7.139848	-48.95%	0
2007	11.396450	13.985040	22.71%	0
2006	11.034836	11.396450	3.28%	0
2005	10.792895	11.034836	2.24%	0
2004	10.800946	10.792895	-0.07%	0
2003*	10.000000	10.800946	8.01%	0
238

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	16.274288	18.064969	11.00%	0
2011	18.838653	16.274288	-13.61%	0
2010	15.120491	18.838653	24.59%	0
2009	11.165531	15.120491	35.42%	0
2008	19.080789	11.165531	-41.48%	0
2007	17.075460	19.080789	11.74%	0
2006	15.675931	17.075460	8.93%	0
2005	13.706375	15.675931	14.37%	0
2004	11.346867	13.706375	20.79%	0
2003*	10.000000	11.346867	13.47%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.754627	12.551563	16.71%	0
2011	13.434630	10.754627	-19.95%	0
2010	12.287939	13.434630	9.33%	0
2009	10.048467	12.287939	22.29%	0
2008	18.501163	10.048467	-45.69%	0
2007	16.313182	18.501163	13.41%	0
2006	14.288357	16.313182	14.17%	0
2005	12.416824	14.288357	15.07%	0
2004	11.307956	12.416824	9.81%	0
2003*	10.000000	11.307956	13.08%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	10.742372	13.225720	23.12%	0
2011	12.186952	10.742372	-11.85%	0
2010	9.954562	12.186952	22.43%	0
2009	6.537002	9.954562	52.28%	0
2008	13.849932	6.537002	-52.80%	0
2007	13.557765	13.849932	2.15%	0
2006	12.059702	13.557765	12.42%	0
2005	12.149515	12.059702	-0.74%	0
2004	11.013872	12.149515	10.31%	0
2003*	10.000000	11.013872	10.14%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	10.723789	11.782653	9.87%	0
2011	11.821653	10.723789	-9.29%	0
2010	10.203176	11.821653	15.86%	0
2009	6.356714	10.203176	60.51%	0
2008	12.893083	6.356714	-50.70%	0
2007	11.408901	12.893083	13.01%	0
2006	11.471829	11.408901	-0.55%	0
2005	10.997673	11.471829	4.31%	0
2004	10.629113	10.997673	3.47%	0
2003*	10.000000	10.629113	6.29%	0
239

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II - Q/NQ
2012	10.956983	12.625733	15.23%	0
2011	11.550354	10.956983	-5.14%	0
2010	10.302502	11.550354	12.11%	0
2009	8.279964	10.302502	24.43%	0
2008	13.311047	8.279964	-37.80%	0
2007	14.066810	13.311047	-5.37%	0
2006	12.508529	14.066810	12.46%	0
2005	12.397970	12.508529	0.89%	0
2004	10.895591	12.397970	13.79%	0
2003*	10.000000	10.895591	8.96%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
2012	9.551766	10.514905	10.08%	0
2011	9.885736	9.551766	-3.38%	0
2010	9.338132	9.885736	5.86%	0
2009	7.529853	9.338132	24.01%	0
2008	11.152908	7.529853	-32.49%	0
2007	10.670932	11.152908	4.52%	0
2006*	10.000000	10.670932	6.71%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.619647	-3.80%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2012	9.126702	10.295452	12.81%	0
2011	10.036905	9.126702	-9.07%	0
2010	8.016487	10.036905	25.20%	0
2009	5.856922	8.016487	36.87%	0
2008	12.487881	5.856922	-53.10%	0
2007	11.770278	12.487881	6.10%	0
2006	11.873192	11.770278	-0.87%	0
2005	11.911568	11.873192	-0.32%	0
2004	10.747313	11.911568	10.83%	0
2003*	10.000000	10.747313	7.47%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	12.670056	14.841888	17.14%	0
2011	14.607720	12.670056	-13.26%	0
2010	11.089021	14.607720	31.73%	0
2009	7.024059	11.089021	57.87%	0
2008	11.986316	7.024059	-41.40%	0
2007	12.099672	11.986316	-0.94%	0
2006	11.056196	12.099672	9.44%	0
2005	10.862279	11.056196	1.79%	0
2004	10.554457	10.862279	2.92%	0
2003*	10.000000	10.554457	5.54%	0
240

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.444566	13.973027	12.28%	0
2011	12.902062	12.444566	-3.55%	0
2010	11.971726	12.902062	7.77%	0
2009	10.089491	11.971726	18.66%	0
2008	15.482176	10.089491	-34.83%	0
2007	14.852309	15.482176	4.24%	0
2006	12.718044	14.852309	16.78%	0
2005	12.326531	12.718044	3.18%	0
2004	11.078335	12.326531	11.27%	0
2003*	10.000000	11.078335	10.78%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.107907	11.354178	12.33%	0
2011	10.619427	10.107907	-4.82%	0
2010*	10.000000	10.619427	6.19%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.122797	14.551862	10.89%	0
2011	13.476225	13.122797	-2.62%	0
2010	12.290622	13.476225	9.65%	0
2009*	10.000000	12.290622	22.91%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	8.663380	9.359449	8.03%	0
2011	9.233612	8.663380	-6.18%	0
2010	7.710510	9.233612	19.75%	0
2009	6.049522	7.710510	27.46%	0
2008*	10.000000	6.049522	-39.50%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.891994	11.343245	4.14%	0
2011	10.579445	10.891994	2.95%	0
2010	10.224799	10.579445	3.47%	0
2009	9.717023	10.224799	5.23%	0
2008*	10.000000	9.717023	-2.83%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.112616	17.120238	13.28%	0
2011	20.147216	15.112616	-24.99%	0
2010	17.940511	20.147216	12.30%	0
2009	11.352281	17.940511	58.03%	0
2008	27.806635	11.352281	-59.17%	0
2007	19.732101	27.806635	40.92%	0
2006	14.910641	19.732101	32.34%	0
2005	11.613032	14.910641	28.40%	0
2004*	10.000000	11.613032	16.13%	0
241

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2012	11.024994	10.977647	-0.43%	0
2011	10.632101	11.024994	3.70%	0
2010	10.497322	10.632101	1.28%	0
2009	10.576176	10.497322	-0.75%	0
2008	10.154418	10.576176	4.15%	0
2007	9.803364	10.154418	3.58%	0
2006	9.821547	9.803364	-0.19%	0
2005	9.838693	9.821547	-0.17%	0
2004	9.856597	9.838693	-0.18%	0
2003*	10.000000	9.856597	-1.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	10.835380	12.168395	12.30%	0
2011	11.638968	10.835380	-6.90%	0
2010	10.478151	11.638968	11.08%	0
2009	8.500718	10.478151	23.26%	0
2008	13.891276	8.500718	-38.81%	0
2007	13.531881	13.891276	2.66%	0
2006	11.948086	13.531881	13.26%	0
2005	11.423122	11.948086	4.60%	0
2004	10.338360	11.423122	10.49%	0
2003	8.090483	10.338360	27.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.721651	10.926134	1.91%	0
2011	10.748755	10.721651	-0.25%	0
2010	10.475264	10.748755	2.61%	0
2009	9.910068	10.475264	5.70%	0
2008	10.882609	9.910068	-8.94%	0
2007	10.659091	10.882609	2.10%	0
2006	10.360499	10.659091	2.88%	0
2005	10.348796	10.360499	0.11%	0
2004	10.205081	10.348796	1.41%	0
2003	9.759835	10.205081	4.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	11.054604	11.869216	7.37%	0
2011	11.412102	11.054604	-3.13%	0
2010	10.618140	11.412102	7.48%	0
2009	9.197778	10.618140	15.44%	0
2008	12.359156	9.197778	-25.58%	0
2007	12.073416	12.359156	2.37%	0
2006	11.188339	12.073416	7.91%	0
2005	10.959515	11.188339	2.09%	0
2004	10.325427	10.959515	6.14%	0
2003	8.875804	10.325427	16.33%	0
242

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	11.068798	12.200680	10.23%	0
2011	11.670396	11.068798	-5.15%	0
2010	10.673582	11.670396	9.34%	0
2009	8.855068	10.673582	20.54%	0
2008	13.320193	8.855068	-33.52%	0
2007	12.952078	13.320193	2.84%	0
2006	11.668537	12.952078	11.00%	0
2005	11.245414	11.668537	3.76%	0
2004	10.353079	11.245414	8.62%	0
2003	8.436235	10.353079	22.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.109256	11.629487	4.68%	0
2011	11.232153	11.109256	-1.09%	0
2010	10.681626	11.232153	5.15%	0
2009	9.622194	10.681626	11.01%	0
2008	11.688668	9.622194	-17.68%	0
2007	11.396846	11.688668	2.56%	0
2006	10.846801	11.396846	5.07%	0
2005	10.712256	10.846801	1.26%	0
2004	10.316361	10.712256	3.84%	0
2003	9.363565	10.316361	10.18%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.685197	14.555396	14.74%	0
2011	13.425143	12.685197	-5.51%	0
2010	12.767002	13.425143	5.16%	0
2009*	10.000000	12.767002	27.67%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.584899	8.318050	-3.11%	0
2011	8.858774	8.584899	-3.09%	0
2010	9.142166	8.858774	-3.10%	0
2009	9.430681	9.142166	-3.06%	0
2008	9.536536	9.430681	-1.11%	0
2007	9.393136	9.536536	1.53%	0
2006	9.272721	9.393136	1.30%	0
2005	9.319888	9.272721	-0.51%	0
2004	9.540636	9.319888	-2.31%	0
2003	9.784642	9.540636	-2.49%	0
243

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.713857	13.827863	8.76%	0
2011	12.429896	12.713857	2.28%	0
2010	11.599326	12.429896	7.16%	0
2009	9.623905	11.599326	20.53%	0
2008	12.008279	9.623905	-19.86%	0
2007	11.846605	12.008279	1.36%	0
2006	11.660354	11.846605	1.60%	0
2005	11.775628	11.660354	-0.98%	0
2004	11.406987	11.775628	3.23%	0
2003	10.499652	11.406987	8.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.850581	8.895753	13.31%	0
2011	9.690812	7.850581	-18.99%	0
2010	9.447822	9.690812	2.57%	0
2009	7.529576	9.447822	25.48%	0
2008	14.512360	7.529576	-48.12%	0
2007	14.585742	14.512360	-0.50%	0
2006	12.295894	14.585742	18.62%	0
2005	11.348831	12.295894	8.35%	0
2004*	10.000000	11.348831	13.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.253518	9.305023	12.74%	0
2011	8.771935	8.253518	-5.91%	0
2010	7.836806	8.771935	11.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.182993	9.208504	12.53%	0
2011	8.726316	8.182993	-6.23%	0
2010	7.806312	8.726316	11.79%	0
2009	6.227982	7.806312	25.34%	0
2008*	10.000000	6.227982	-37.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.630302	8.693814	13.94%	0
2011	8.384833	7.630302	-9.00%	0
2010	7.674657	8.384833	9.25%	0
2009	6.216221	7.674657	23.46%	0
2008*	10.000000	6.216221	-37.84%	0
244

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	9.557498	10.473022	9.58%	0
2011	9.948351	9.557498	-3.93%	0
2010	8.206162	9.948351	21.23%	0
2009	6.658490	8.206162	23.24%	0
2008	12.853805	6.658490	-48.20%	0
2007	12.116206	12.853805	6.09%	0
2006	12.140470	12.116206	-0.20%	0
2005	11.628089	12.140470	4.41%	0
2004	10.603676	11.628089	9.66%	0
2003*	10.000000	10.603676	6.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	11.883263	13.852050	16.57%	0
2011	12.970055	11.883263	-8.38%	0
2010	10.582828	12.970055	22.56%	0
2009	8.677452	10.582828	21.96%	0
2008	13.228528	8.677452	-34.40%	0
2007	14.718295	13.228528	-10.12%	0
2006	12.970326	14.718295	13.48%	0
2005	13.021818	12.970326	-0.40%	0
2004	11.486057	13.021818	13.37%	0
2003*	10.000000	11.486057	14.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	12.656878	14.131015	11.65%	0
2011	13.865704	12.656878	-8.72%	0
2010	11.448933	13.865704	21.11%	0
2009	8.789153	11.448933	30.26%	0
2008	14.714808	8.789153	-40.27%	0
2007	14.905866	14.714808	-1.28%	0
2006	13.763901	14.905866	8.30%	0
2005	12.680352	13.763901	8.55%	0
2004	11.016506	12.680352	15.10%	0
2003*	10.000000	11.016506	10.17%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	10.018954	11.051920	10.31%	0
2011	10.299877	10.018954	-2.73%	0
2010	9.387753	10.299877	9.72%	0
2009	7.716140	9.387753	21.66%	0
2008	13.638980	7.716140	-43.43%	0
2007	13.047799	13.638980	4.53%	0
2006	11.872920	13.047799	9.90%	0
2005	11.445837	11.872920	3.73%	0
2004	10.783827	11.445837	6.14%	0
2003*	10.000000	10.783827	7.84%	0
245

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.125155	10.237490	12.19%	0
2011	8.841618	9.125155	3.21%	0
2010	7.008676	8.841618	26.15%	0
2009	5.528438	7.008676	26.77%	0
2008*	10.000000	5.528438	-44.72%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	8.889133	9.009510	1.35%	0
2011	9.146323	8.889133	-2.81%	0
2010	8.965097	9.146323	2.02%	0
2009	8.163826	8.965097	9.81%	0
2008	9.731969	8.163826	-16.11%	0
2007	9.587526	9.731969	1.51%	0
2006	9.494437	9.587526	0.98%	0
2005	9.657941	9.494437	-1.69%	0
2004	9.889863	9.657941	-2.35%	0
2003*	10.000000	9.889863	-1.10%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	9.124094	9.620458	5.44%	0
2011	9.516336	9.124094	-4.12%	0
2010	8.210295	9.516336	15.91%	0
2009	6.902429	8.210295	18.95%	0
2008	11.769598	6.902429	-41.35%	0
2007	12.086083	11.769598	-2.62%	0
2006	11.849436	12.086083	2.00%	0
2005	11.883043	11.849436	-0.28%	0
2004	10.961226	11.883043	8.41%	0
2003*	10.000000	10.961226	9.61%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	11.081426	11.915989	7.53%	0
2011	11.798721	11.081426	-6.08%	0
2010	9.910705	11.798721	19.05%	0
2009	7.782150	9.910705	27.35%	0
2008	13.263085	7.782150	-41.32%	0
2007	12.721206	13.263085	4.26%	0
2006	11.545002	12.721206	10.19%	0
2005	11.148722	11.545002	3.55%	0
2004*	10.000000	11.148722	11.49%	0
246

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	16.562272	19.454137	17.46%	0
2011	18.631982	16.562272	-11.11%	0
2010	16.579036	18.631982	12.38%	0
2009	12.247555	16.579036	35.37%	0
2008	21.135486	12.247555	-42.05%	0
2007	20.515225	21.135486	3.02%	0
2006	17.987807	20.515225	14.05%	0
2005	16.233856	17.987807	10.80%	0
2004	14.055012	16.233856	15.50%	0
2003*	10.000000	14.055012	40.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	13.155446	15.417315	17.19%	0
2011	14.841230	13.155446	-11.36%	0
2010	13.236962	14.841230	12.12%	0
2009	9.802683	13.236962	35.03%	0
2008	16.955148	9.802683	-42.18%	0
2007	16.497366	16.955148	2.77%	0
2006	14.504999	16.497366	13.74%	0
2005	13.122521	14.504999	10.54%	0
2004	11.391594	13.122521	15.19%	0
2003*	10.000000	11.391594	13.92%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012	12.230442	13.408684	9.63%	0
2011	12.539309	12.230442	-2.46%	0
2010	11.274730	12.539309	11.22%	0
2009	9.826420	11.274730	14.74%	0
2008	11.858631	9.826420	-17.14%	0
2007	11.172786	11.858631	6.14%	0
2006	10.751493	11.172786	3.92%	0
2005	10.826128	10.751493	-0.69%	0
2004	10.303444	10.826128	5.07%	0
2003*	10.000000	10.303444	3.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	10.531998	11.899775	12.99%	0
2011	10.902529	10.531998	-3.40%	0
2010	9.713745	10.902529	12.24%	0
2009	7.832055	9.713745	24.03%	0
2008	13.170326	7.832055	-40.53%	0
2007	13.052133	13.170326	0.91%	0
2006	11.736354	13.052133	11.21%	0
2005	11.453175	11.736354	2.47%	0
2004	10.829125	11.453175	5.76%	0
2003*	10.000000	10.829125	8.29%	0
247

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.142829	14.143697	26.93%	0
2011	10.416671	11.142829	6.97%	0
2010*	10.000000	10.416671	4.17%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.116629	10.703399	5.80%	0
2011	9.904191	10.116629	2.14%	0
2010	9.564967	9.904191	3.55%	0
2009	9.024374	9.564967	5.99%	0
2008	10.400580	9.024374	-13.23%	0
2007	10.202694	10.400580	1.94%	0
2006	10.166164	10.202694	0.36%	0
2005	10.093416	10.166164	0.72%	0
2004	10.008669	10.093416	0.85%	0
2003*	10.000000	10.008669	0.09%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	27.639776	27.687536	0.17%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.522313	-4.78%	0
248

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2,233 shares (cost $22,615)	$23,444
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
63,096 shares (cost $396,156)	435,360
Sterling Capital Select Equity VIF (BBGI)
84,106 shares (cost $703,292)	759,473
Global Allocation V.I. Fund - Class III (MLVGA3)
2,614,487 shares (cost $36,752,138)	37,491,751
Stock Index Fund, Inc. - Initial Shares (DSIF)
9,044,990 shares (cost $253,304,357)	288,173,380
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,107,787 shares (cost $28,333,797)	36,822,855
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2,056 shares (cost $52,033)	67,885
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
209 shares (cost $2,117)	2,169
VA International Equity Fund (HVIE)
6,617 shares (cost $91,619)	94,161
VA Situs Fund (HVSIT)
36,298 shares (cost $607,082)	660,978
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
983 shares (cost $12,267)	12,364
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
313,078 shares (cost $1,237,790)	1,224,133
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,849,261 shares (cost $11,107,519)	15,108,463
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2,740 shares (cost $72,629)	77,878
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2,255,094 shares (cost $81,282,281)	90,835,179
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
4,599,098 shares (cost $23,164,780)	28,330,443
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2,508,985 shares (cost $102,254,410)	92,907,716
Investors Growth Stock Series - Service Class (MIGSC)
13,847 shares (cost $131,263)	165,197
Mid Cap Growth Series - Service Class (MMCGSC)
176,881 shares (cost $1,034,343)	1,128,503
New Discovery Series - Service Class (MNDSC)
92,008 shares (cost $1,378,349)	1,381,039
Value Series - Service Class (MVFSC)
2,323,276 shares (cost $27,967,442)	33,036,981
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
438,334 shares (cost $6,780,347)	7,513,053
Core Plus Fixed Income Portfolio - Class I (MSVFI)
242,957 shares (cost $2,501,712)	2,585,060
Core Plus Fixed Income Portfolio - Class II (MSVF2)
80,172 shares (cost $816,526)	851,424

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Emerging Markets Debt Portfolio - Class I (MSEM)
1,045,498 shares (cost $8,167,677)	9,953,140
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
4,328 shares (cost $41,642)	46,612
U.S. Real Estate Portfolio - Class I (MSVRE)
64,843 shares (cost $609,341)	1,010,906
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
8,576,795 shares (cost $120,267,121)	130,881,890
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
160,106 shares (cost $2,243,637)	2,435,209
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
1,741,194 shares (cost $28,018,132)	34,301,525
American Funds NVIT Bond Fund - Class II (GVABD2)
1,847,044 shares (cost $19,702,135)	21,665,827
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
873,790 shares (cost $16,293,183)	20,752,513
American Funds NVIT Growth Fund - Class II (GVAGR2)
620,715 shares (cost $28,942,425)	37,528,444
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
315,916 shares (cost $10,723,919)	13,069,465
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,820,245 shares (cost $26,294,517)	26,359,692
Federated NVIT High Income Bond Fund - Class III (HIBF3)
4,516,311 shares (cost $30,750,879)	31,162,548
NVIT Emerging Markets Fund - Class I (GEM)
96,975 shares (cost $1,100,835)	1,149,156
NVIT Emerging Markets Fund - Class III (GEM3)
2,444,809 shares (cost $23,962,283)	28,922,095
NVIT Emerging Markets Fund - Class VI (GEM6)
46,637 shares (cost $490,383)	549,845
NVIT International Equity Fund - Class I (GIG)
643,383 shares (cost $5,719,971)	5,899,825
NVIT International Equity Fund - Class III (GIG3)
2,081,492 shares (cost $16,359,380)	19,108,094
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
11,214 shares (cost $93,121)	102,495
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
7,487,492 shares (cost $59,182,144)	62,445,681
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
410,030 shares (cost $4,341,171)	4,489,830
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
252,605 shares (cost $2,213,866)	2,253,240
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
914,973 shares (cost $9,420,473)	9,863,413
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
565,771 shares (cost $5,472,988)	5,951,906
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
785,096 shares (cost $8,137,940)	8,400,523
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
1,843,639 shares (cost $18,466,117)	19,616,323
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
770,228 shares (cost $7,280,391)	7,794,706
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

807,267 shares (cost $8,276,981)	8,718,488
NVIT Core Bond Fund - Class I (NVCBD1)
815,950 shares (cost $9,160,260)	9,228,395
NVIT Core Bond Fund - Class II (NVCBD2)
80,953 shares (cost $859,684)	913,154
NVIT Core Plus Bond Fund - Class II (NVLCP2)
544,916 shares (cost $6,289,741)	6,430,006
NVIT Nationwide Fund - Class I (TRF)
9,904,138 shares (cost $98,218,715)	100,923,168
NVIT Nationwide Fund - Class II (TRF2)
40,474 shares (cost $321,388)	410,813
NVIT Government Bond Fund - Class I (GBF)
16,393,576 shares (cost $194,307,949)	190,657,294
NVIT Government Bond Fund - Class II (GBF2)
391,713 shares (cost $4,604,462)	4,539,949
American Century NVIT Growth Fund - Class I (CAF)
1,781,489 shares (cost $21,852,993)	27,791,224
NVIT International Index Fund - Class VIII (GVIX8)
391,512 shares (cost $3,335,950)	3,273,043
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
4,080,801 shares (cost $35,581,632)	40,767,200
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
376,989 shares (cost $4,799,292)	5,145,905
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
71,919 shares (cost $996,982)	1,084,541
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
4,483,593 shares (cost $44,036,314)	46,629,372
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
18,625,867 shares (cost $186,346,968)	209,727,267
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
8,996,192 shares (cost $101,953,163)	100,397,508
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
5,932,994 shares (cost $61,562,629)	65,203,600
NVIT Mid Cap Index Fund - Class I (MCIF)
4,847,607 shares (cost $84,918,300)	92,249,970
NVIT Money Market Fund - Class I (SAM)
208,773,082 shares (cost $208,773,082)	208,773,082
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
6,965 shares (cost $64,614)	70,206
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
4,913,717 shares (cost $37,944,377)	49,431,997
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
217 shares (cost $2,847)	2,112
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
954,444 shares (cost $9,324,150)	9,296,285
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
48,650 shares (cost $476,558)	470,934
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,103,483 shares (cost $19,478,469)	22,170,716
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
45,253 shares (cost $364,909)	474,704
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
849,316 shares (cost $7,553,135)	7,958,090

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
331,328 shares (cost $2,645,771)	3,097,918
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
7,539,992 shares (cost $59,550,254)	80,225,516
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
541,866 shares (cost $4,446,047)	5,689,590
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
5,583,194 shares (cost $48,478,804)	57,674,396
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,271,494 shares (cost $14,692,599)	22,111,288
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
18,791 shares (cost $254,698)	318,124
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
7,943,196 shares (cost $83,831,946)	93,729,713
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
65,925 shares (cost $582,504)	766,711
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,654,767 shares (cost $83,451,155)	91,093,794
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
87,457 shares (cost $1,312,738)	1,667,803
NVIT Multi-Sector Bond Fund - Class I (MSBF)
6,560,705 shares (cost $55,241,413)	62,261,087
NVIT Short Term Bond Fund - Class II (NVSTB2)
846,451 shares (cost $8,775,885)	8,913,125
NVIT Large Cap Growth Fund - Class I (NVOLG1)
21,208,692 shares (cost $321,378,293)	367,122,462
NVIT Large Cap Growth Fund - Class II (NVOLG2)
483,334 shares (cost $7,310,626)	8,347,184
Templeton NVIT International Value Fund - Class III (NVTIV3)
335,755 shares (cost $4,191,748)	4,099,568
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2,018,844 shares (cost $16,448,229)	23,055,196
NVIT Real Estate Fund - Class I (NVRE1)
9,761,793 shares (cost $71,256,844)	92,444,182
VPS Growth and Income Portfolio - Class B (ALVGIB)
61,813 shares (cost $1,237,304)	1,277,064
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
32,233 shares (cost $789,847)	979,231
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
400,926 shares (cost $6,419,185)	7,048,273
VP Income & Growth Fund - Class I (ACVIG)
7,963,432 shares (cost $53,156,833)	54,947,678
VP Income & Growth Fund - Class II (ACVIG2)
145,443 shares (cost $917,625)	1,003,557
American Century VP Inflation Protection Fund - Class II (ACVIP2)
5,754,000 shares (cost $63,370,011)	69,220,626
VP International Fund - Class I (ACVI)
169,759 shares (cost $1,383,200)	1,515,945
VP International Fund - Class III (ACVI3)
13,079 shares (cost $96,351)	116,795
VP Mid Cap Value Fund - Class I (ACVMV1)
801,157 shares (cost $10,862,508)	11,680,864
VP Mid Cap Value Fund - Class II (ACVMV2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

30,520 shares (cost $371,231)	445,286
VP Ultra(R) Fund - Class I (ACVU1)
1,282 shares (cost $13,490)	13,849
VP Value Fund - Class I (ACVV)
317,483 shares (cost $1,565,328)	2,069,990
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,800,635 shares (cost $19,701,548)	24,416,612
Appreciation Portfolio - Initial Shares (DCAP)
1,627,920 shares (cost $55,745,785)	65,881,933
Appreciation Portfolio - Service Shares (DCAPS)
29,325 shares (cost $939,070)	1,180,350
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
991 shares (cost $30,389)	31,383
International Value Portfolio - Initial Shares (DVIV)
6,020 shares (cost $66,054)	59,112
Managed Tail Risk Fund II: Service Shares (FCA2S)
51,973 shares (cost $310,788)	325,351
High Income Bond Fund II - Service Shares (FHIBS)
305,897 shares (cost $1,893,714)	2,181,043
Quality Bond Fund II - Primary Shares (FQB)
8,987,088 shares (cost $97,419,837)	106,047,633
Quality Bond Fund II - Service Shares (FQBS)
342,836 shares (cost $3,632,558)	4,028,323
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
58,737 shares (cost $461,654)	656,679
VIP Contrafund Portfolio - Service Class (FCS)
454,572 shares (cost $12,159,545)	11,982,512
VIP Energy Portfolio - Service Class 2 (FNRS2)
857,179 shares (cost $16,781,251)	16,672,124
VIP Equity-Income Portfolio - Service Class (FEIS)
10,639,023 shares (cost $241,278,212)	211,397,385
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
238,290 shares (cost $5,084,993)	4,675,244
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
904,289 shares (cost $9,566,299)	10,073,780
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
5,600 shares (cost $56,257)	62,155
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
903,155 shares (cost $9,104,747)	10,106,309
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
12,292 shares (cost $111,401)	137,176
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
611,835 shares (cost $6,294,201)	6,650,648
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
28,243 shares (cost $282,152)	305,869
VIP Growth Opportunities Portfolio - Service Class (FGOS)
44,922 shares (cost $745,973)	977,504
VIP Growth Portfolio - Service Class (FGS)
3,525,126 shares (cost $112,715,713)	147,879,042
VIP Growth Portfolio - Service Class 2 (FG2)
52,272 shares (cost $1,929,344)	2,176,625
VIP High Income Portfolio - Service Class (FHIS)
7,727,574 shares (cost $41,482,283)	44,665,376

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

VIP High Income Portfolio - Service Class R (FHISR)
11,240,069 shares (cost $64,573,544)	64,630,399
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
4,572,440 shares (cost $57,888,353)	59,167,380
VIP Mid Cap Portfolio - Service Class (FMCS)
1,115,281 shares (cost $30,681,238)	33,893,377
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
197,103 shares (cost $5,623,115)	5,909,153
VIP Overseas Portfolio - Service Class (FOS)
922,668 shares (cost $16,869,098)	14,781,135
VIP Overseas Portfolio - Service Class 2 R (FO2R)
169,295 shares (cost $3,027,969)	2,674,864
VIP Overseas Portfolio - Service Class R (FOSR)
1,517,558 shares (cost $28,741,663)	24,280,929
VIP Value Strategies Portfolio - Service Class (FVSS)
1,056,392 shares (cost $9,107,440)	11,704,819
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,590,222 shares (cost $49,194,197)	54,104,652
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
30,853 shares (cost $580,905)	667,653
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
684,706 shares (cost $11,238,145)	12,482,197
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,015,771 shares (cost $10,818,944)	10,594,487
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,733 shares (cost $25,199)	24,909
Templeton Foreign Securities Fund - Class 3 (TIF3)
631,348 shares (cost $8,588,905)	9,040,899
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2,583,799 shares (cost $46,380,492)	50,332,405
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
421,103 shares (cost $3,291,236)	3,583,586
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
1,862,880 shares (cost $21,080,535)	20,398,539
Guardian Portfolio - I Class Shares (AMGP)
8,505 shares (cost $123,590)	173,497
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
8,305 shares (cost $191,293)	257,200
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
4,818 shares (cost $52,470)	55,889
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
78,743 shares (cost $1,039,697)	1,039,403
Socially Responsive Portfolio - I Class Shares (AMSRS)
484,866 shares (cost $7,168,817)	7,704,519
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
62,046 shares (cost $2,493,249)	2,795,805
Global Securities Fund/VA - Class 3 (OVGS3)
2,243,879 shares (cost $67,016,548)	73,531,909
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,417,848 shares (cost $41,406,770)	46,150,939
Global Securities Fund/VA - Service Class (OVGSS)
44,288 shares (cost $1,252,841)	1,428,286
Main Street Fund(R)/VA - Non-Service Shares (OVGI)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

3,823,636 shares (cost $72,318,414)	91,652,554
Main Street Fund(R)/VA - Service Class (OVGIS)
102,974 shares (cost $2,169,563)	2,448,730
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
585,326 shares (cost $10,514,757)	11,788,471
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
8,360 shares (cost $134,201)	166,863
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
975,414 shares (cost $43,884,680)	53,452,700
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
225,113 shares (cost $1,257,219)	1,276,389
Global Strategic Income Fund/VA: Service Shares (OVSBS)
601,335 shares (cost $3,239,301)	3,481,731
All Asset Portfolio - Advisor Class (PMVAAD)
320,129 shares (cost $3,644,754)	3,675,076
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
652,348 shares (cost $7,795,297)	7,704,224
Low Duration Portfolio - Advisor Class (PMVLAD)
3,945,379 shares (cost $41,430,543)	42,531,183
Real Return Portfolio - Administrative Class (PMVRRA)
84,326 shares (cost $1,208,485)	1,201,642
Total Return Portfolio - Administrative Class (PMVTRA)
246,380 shares (cost $2,769,696)	2,845,687
Total Return Portfolio - Advisor Class (PMVTRD)
1,459,199 shares (cost $16,663,656)	16,853,750
Putnam VT Growth and Income Fund - Class IB (PVGIB)
613 shares (cost $12,293)	10,994
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
57,418 shares (cost $1,892,106)	2,041,215
Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)
422,921 shares (cost $5,208,286)	5,591,013
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
1,235 shares (cost $45,878)	44,793
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
3,075 shares (cost $21,923)	21,739
V.I. Core Equity Fund - Series I (AVGI)
2,146 shares (cost $56,670)	64,679
V.I. Core Equity Fund - Series II (AVCE2)
19,564 shares (cost $433,179)	584,190
V.I. Equity and Income Fund - Series I (IVKEI1)
16,007 shares (cost $237,253)	241,392
V.I. Global Health Care Fund - Series I (IVHS)
8,390 shares (cost $156,598)	176,190
V.I. Global Real Estate Fund - Series I (IVRE)
24,490 shares (cost $333,551)	378,860
Diversified Stock Fund Class A Shares (VYDS)
303,984 shares (cost $3,422,035)	3,167,515
Micro-Cap Portfolio - Investment Class (ROCMC)
72,677 shares (cost $650,715)	795,808
SBL Fund - Series D (MSCI EAFE Equal Weight Series) (SBLD)
16,981 shares (cost $135,640)	170,832
Series J (Mid Cap Growth Series) (SBLJ)
3,861 shares (cost $102,267)	128,535

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Series N (Managed Asset Allocation Series) (SBLN)
8,182 shares (cost $173,373)	185,557
Series O (All Cap Value Series) (SBLO)
11,294 shares (cost $247,109)	278,504
Series P (High Yield Series) (SBLP)
15,651 shares (cost $435,175)	481,263
Series Q (Small Cap Value Series) (SBLQ)
22,389 shares (cost $738,471)	858,602
Series V (Mid Cap Value Series) (SBLV)
34,725 shares (cost $1,636,623)	2,173,809
Series X (Small Cap Growth Series) (SBLX)
4,464 shares (cost $86,250)	92,223
SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)
2,690 shares (cost $27,354)	28,357
Health Sciences Portfolio - II (TRHS2)
1,049,749 shares (cost $19,295,051)	21,677,317
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
128,014 shares (cost $3,680,429)	3,633,026
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2,279,634 shares (cost $27,538,953)	30,775,053
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
1,104,093 shares (cost $33,288,071)	32,162,229
Variable Insurance Portfolios - Asset Strategy (WRASP)
15,975,049 shares (cost $146,771,293)	171,346,773
Variable Insurance Portfolios - Balanced (WRBP)
4,858,031 shares (cost $39,260,452)	45,526,552
Variable Insurance Portfolios - Bond (WRBDP)
15,719,420 shares (cost $84,838,504)	92,722,568
Variable Insurance Portfolios - Core Equity (WRCEP)
8,416,102 shares (cost $91,092,556)	104,198,079
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2,183,751 shares (cost $15,169,432)	15,820,620
Variable Insurance Portfolios - Energy (WRENG)
1,094,127 shares (cost $5,880,147)	6,448,897
Variable Insurance Portfolios - Global Bond (WRGBP)
528,923 shares (cost $2,666,035)	2,680,740
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
3,483,812 shares (cost $15,027,015)	17,557,366
Variable Insurance Portfolios - Growth (WRGP)
9,754,652 shares (cost $83,374,023)	103,655,862
Variable Insurance Portfolios - High Income (WRHIP)
21,659,530 shares (cost $69,211,299)	82,200,082
Variable Insurance Portfolios - International Growth (WRIP)
3,589,771 shares (cost $28,852,772)	30,383,463
Variable Insurance Portfolios - International Core Equity (WRI2P)
740,324 shares (cost $12,010,023)	11,896,335
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
1,041,028 shares (cost $5,307,056)	5,120,920
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
179,096 shares (cost $3,042,098)	3,784,016
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
1,668,862 shares (cost $11,807,413)	14,247,908
Variable Insurance Portfolios - Money Market (WRMMP)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

19,472,421 shares (cost $19,472,421)	19,472,421
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
1,012,774 shares (cost $5,826,096)	7,994,941
Variable Insurance Portfolios - Science and Technology (WRSTP)
3,552,807 shares (cost $56,270,803)	64,318,954
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
4,823,344 shares (cost $46,446,981)	46,285,289
Variable Insurance Portfolios - Small Cap Value (WRSCV)
374,584 shares (cost $4,849,276)	6,009,309
Variable Insurance Portfolios - Value (WRVP)
7,195,962 shares (cost $42,858,515)	42,968,527
Advantage VT Opportunity Fund - Class 2 (SVOF)
10,210 shares (cost $178,634)	204,704
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
640,838 shares (cost $4,860,738)	5,049,803

Total Investments	$5,859,795,452

Accounts Receivable-NVIT International Equity Fund - Class III (GIG3)	35,274
Accounts Receivable-NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	23,927
Accounts Receivable-Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	9,259
Accounts Receivable-Investors Growth Stock Series - Service Class (MIGSC)	7,854
Accounts Receivable-Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	4,169
Accounts Receivable-Advantage VT Opportunity Fund - Class 2 (SVOF)	1,520

Other Accounts Payable	(30,875)
Accounts Payable-NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	(8,246)
Accounts Payable-Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)	(21,739)
Accounts Payable-VIP Overseas Portfolio - Service Class (FOS)	(40,826)
Accounts Payable-Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	(476,231)

$5,859,299,538

Contract Owners’ Equity:
Accumulation units	5,785,741,914
Contracts in payout (annuitization) period (note 1f)	73,557,624

Total Contract Owners’ Equity (note 5)	$5,859,299,538

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	ALVDAB	BBCMAG	BBGI	MLVGA3	DSIF	DSRG	DSRGS
Reinvested dividends	$96,248,456	13	4,271	7,819	548,212	6,034,291	332,064	378
Mortality and expense risk charges (note 2)	(69,351,107)	(76)	(6,635)	(9,120)	(434,288)	(3,291,796)	(429,191)	(1,201)

Net investment income (loss)	26,897,349	(63)	(2,364)	(1,301)	113,924	2,742,495	(97,127)	(823)
Realized gain (loss) on investments	90,053,516	3	(70,912)	3,755	288,184	8,904,080	1,921,539	3,880
Change in unrealized gain (loss) on investments	457,010,471	829	129,668	96,402	2,563,533	14,149,386	2,251,890	4,301

Net gain (loss) on investments	547,063,987	832	58,756	100,157	2,851,717	23,053,466	4,173,429	8,181

Reinvested capital gains	139,698,470	6	-	-	123,480	14,931,487	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$713,659,806	775	56,392	98,856	3,089,121	40,727,448	4,076,302	7,358

Investment Activity:	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	JPMMV1	JABS	JACAS
Reinvested dividends	$-	1,118	-	-	-	132,250	1,972	524,474
Mortality and expense risk charges (note 2)	(5)	(745)	(4,772)	(5)	(10,037)	(149,903)	(983)	(1,054,881)

Net investment income (loss)	(5)	373	(4,772)	(5)	(10,037)	(17,653)	989	(530,407)
Realized gain (loss) on investments	-	(862)	11,854	-	(13,470)	1,177,465	467	1,934,711
Change in unrealized gain (loss) on investments	52	9,507	74,275	97	(13,657)	1,033,698	1,884	17,109,956

Net gain (loss) on investments	52	8,645	86,129	97	(27,127)	2,211,163	2,351	19,044,667

Reinvested capital gains	3	-	-	-	426	-	5,432	-

Net increase (decrease) in contract owners’ equity resulting from operations	$50	9,018	81,357	92	(36,738)	2,193,510	8,772	18,514,260

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	JAGTS	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI
Reinvested dividends	$-	584,328	406	-	-	485,017	88,424	141,251
Mortality and expense risk charges (note 2)	(272,673)	(855,034)	(2,240)	(22,061)	(17,358)	(391,009)	(72,516)	(35,936)

Net investment income (loss)	(272,673)	(270,706)	(1,834)	(22,061)	(17,358)	94,008	15,908	105,315
Realized gain (loss) on investments	2,005,865	6,412,838	9,404	(9,036)	162,311	2,351,741	14,172	52,604
Change in unrealized gain (loss) on investments	677,474	(12,902,637)	9,141	192,773	(98,673)	1,824,215	808,442	83,248

Net gain (loss) on investments	2,683,339	(6,489,799)	18,545	183,737	63,638	4,175,956	822,614	135,852

Reinvested capital gains	-	10,488,863	8,944	-	99,267	257,856	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,410,666	3,728,358	25,655	161,676	145,547	4,527,820	838,522	241,167

Investment Activity:	MSVF2	MSEM	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2
Reinvested dividends	$38,209	289,679	-	8,701	1,293,784	20,026	413,845	507,999
Mortality and expense risk charges (note 2)	(16,552)	(115,909)	(890)	(16,597)	(1,566,697)	(48,091)	(397,443)	(267,341)

Net investment income (loss)	21,657	173,770	(890)	(7,896)	(272,913)	(28,065)	16,402	240,658
Realized gain (loss) on investments	(6,202)	217,103	703	55,009	1,887,398	51,321	1,767	999,801
Change in unrealized gain (loss) on investments	44,498	1,170,017	(2,311)	83,867	10,220,768	184,235	4,223,258	(364,026)

Net gain (loss) on investments	38,296	1,387,120	(1,608)	138,876	12,108,166	235,556	4,225,025	635,775

Reinvested capital gains	-	-	5,476	-	5,506,389	105,809	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$59,953	1,560,890	2,978	130,980	17,341,642	313,300	4,241,427	876,433

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6
Reinvested dividends	$168,215	83,357	134,954	2,112,346	2,480,625	5,702	137,254	1,407
Mortality and expense risk charges (note 2)	(228,185)	(442,566)	(153,732)	(303,541)	(356,565)	(12,598)	(352,494)	(11,211)

Net investment income (loss)	(59,970)	(359,209)	(18,778)	1,808,805	2,124,060	(6,896)	(215,240)	(9,804)
Realized gain (loss) on investments	(244,972)	(802,970)	1,037,885	(478,210)	381,361	(84,247)	92,791	53,841
Change in unrealized gain (loss) on investments	4,053,810	6,884,479	850,436	2,052,332	1,386,952	263,682	4,536,231	38,384

Net gain (loss) on investments	3,808,838	6,081,509	1,888,321	1,574,122	1,768,313	179,435	4,629,022	92,225

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,748,868	5,722,300	1,869,543	3,382,927	3,892,373	172,539	4,413,782	82,421

Investment Activity:	GIG	GIG3	NVIE6	NVNMO1	NVNSR1	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$49,462	158,925	608	889,223	53,383	21,411	139,014	75,627
Mortality and expense risk charges (note 2)	(61,977)	(222,740)	(1,227)	(699,213)	(44,594)	(25,584)	(106,364)	(69,394)

Net investment income (loss)	(12,515)	(63,815)	(619)	190,010	8,789	(4,173)	32,650	6,233
Realized gain (loss) on investments	(41,790)	562,321	(3,325)	1,162,866	166,100	104,133	179,818	394,798
Change in unrealized gain (loss) on investments	831,862	2,161,661	16,734	3,576,195	209,208	143,967	518,711	191,385

Net gain (loss) on investments	790,072	2,723,982	13,409	4,739,061	375,308	248,100	698,529	586,183

Reinvested capital gains	-	-	-	4,496,098	-	89,121	117,386	84,438

Net increase (decrease) in contract owners’ equity resulting from operations	$777,557	2,660,167	12,790	9,425,169	384,097	333,048	848,565	676,854

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF
Reinvested dividends	$151,523	270,787	89,777	138,754	281,776	25,028	135,158	1,434,344
Mortality and expense risk charges (note 2)	(112,608)	(231,530)	(100,721)	(100,070)	(101,349)	(17,485)	(73,878)	(1,104,960)

Net investment income (loss)	38,915	39,257	(10,944)	38,684	180,427	7,543	61,280	329,384
Realized gain (loss) on investments	62,643	789,237	232,437	127,228	302,473	22,256	126,803	2,604,752
Change in unrealized gain (loss) on investments	352,796	889,044	551,645	409,829	16,428	13,363	54,615	9,899,571

Net gain (loss) on investments	415,439	1,678,281	784,082	537,057	318,901	35,619	181,418	12,504,323

Reinvested capital gains	130,428	297,097	199,681	157,872	52,973	5,975	129,449	-

Net increase (decrease) in contract owners’ equity resulting from operations	$584,782	2,014,635	972,819	733,613	552,301	49,137	372,147	12,833,707

Investment Activity:	TRF2	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2
Reinvested dividends	$5,154	4,338,580	91,010	156,670	72,212	612,325	89,807	18,547
Mortality and expense risk charges (note 2)	(8,187)	(2,362,428)	(94,899)	(301,073)	(32,382)	(498,766)	(54,280)	(12,514)

Net investment income (loss)	(3,033)	1,976,152	(3,889)	(144,403)	39,830	113,559	35,527	6,033
Realized gain (loss) on investments	(26,088)	2,136,203	72,364	2,112,701	(440,621)	(4,973,056)	71,212	25,146
Change in unrealized gain (loss) on investments	81,658	(6,786,423)	(181,347)	1,493,152	1,000,600	10,310,917	222,600	69,595

Net gain (loss) on investments	55,570	(4,650,220)	(108,983)	3,605,853	559,979	5,337,861	293,812	94,741

Reinvested capital gains	-	6,481,589	162,690	-	-	-	51,866	12,712

Net increase (decrease) in contract owners’ equity resulting from operations	$52,537	3,807,521	49,818	3,461,450	599,809	5,451,420	381,205	113,486

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3
Reinvested dividends	$815,858	3,445,483	1,618,126	1,108,420	988,588	-	508	288,689
Mortality and expense risk charges (note 2)	(589,712)	(2,664,355)	(1,320,954)	(835,852)	(1,090,637)	(2,623,399)	(478)	(554,505)

Net investment income (loss)	226,146	781,128	297,172	272,568	(102,049)	(2,623,399)	30	(265,816)
Realized gain (loss) on investments	163,471	(2,282,610)	(2,707,646)	(172,528)	1,672,668	-	117	1,806,589
Change in unrealized gain (loss) on investments	816,295	21,435,832	14,726,916	4,103,118	6,565,448	-	5,294	5,322,966

Net gain (loss) on investments	979,766	19,153,222	12,019,270	3,930,590	8,238,116	-	5,411	7,129,555

Reinvested capital gains	646,625	-	-	276,192	6,418,782	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,852,537	19,934,350	12,316,442	4,479,350	14,554,849	(2,623,399)	5,441	6,863,739

Investment Activity:	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1
Reinvested dividends	$3	36,948	711	109,895	1,090	105,144	34,352	-
Mortality and expense risk charges (note 2)	(26)	(108,586)	(7,031)	(279,127)	(10,092)	(89,377)	(53,850)	(956,816)

Net investment income (loss)	(23)	(71,638)	(6,320)	(169,232)	(9,002)	15,767	(19,498)	(956,816)
Realized gain (loss) on investments	(103)	(2,350,431)	(64,243)	723,827	38,399	(22,564)	131,244	5,719,988
Change in unrealized gain (loss) on investments	421	3,774,656	136,480	2,168,296	30,395	1,168,951	379,900	(1,331,738)

Net gain (loss) on investments	318	1,424,225	72,237	2,892,123	68,794	1,146,387	511,144	4,388,250

Reinvested capital gains	-	-	-	569,918	12,892	-	-	7,806,377

Net increase (decrease) in contract owners’ equity resulting from operations	$295	1,352,587	65,917	3,292,809	72,684	1,162,154	491,646	11,237,811

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2
Reinvested dividends	$-	642,492	-	-	773,051	4,162	140,078	-
Mortality and expense risk charges (note 2)	(76,776)	(689,119)	(267,591)	(6,447)	(1,063,051)	(14,852)	(1,047,555)	(31,776)

Net investment income (loss)	(76,776)	(46,627)	(267,591)	(6,447)	(290,000)	(10,690)	(907,477)	(31,776)
Realized gain (loss) on investments	388,477	2,569,169	898,874	4,938	(2,415,600)	19,474	(5,816,670)	(81,912)
Change in unrealized gain (loss) on investments	(102,103)	159,150	2,131,203	41,495	19,379,035	132,737	19,453,972	324,374

Net gain (loss) on investments	286,374	2,728,319	3,030,077	46,433	16,963,435	152,211	13,637,302	242,462

Reinvested capital gains	547,237	5,672,390	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$756,835	8,354,082	2,762,486	39,986	16,673,435	141,521	12,729,825	210,686

Investment Activity:	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	ALVGIB
Reinvested dividends	$1,565,803	123,944	2,621,862	38,089	92,768	281,192	984,349	17,919
Mortality and expense risk charges (note 2)	(722,238)	(116,179)	(4,328,298)	(170,660)	(36,678)	(271,409)	(1,082,422)	(24,728)

Net investment income (loss)	843,565	7,765	(1,706,436)	(132,571)	56,090	9,783	(98,073)	(6,809)
Realized gain (loss) on investments	2,472,953	77,263	6,894,095	269,309	(96,155)	2,028,516	6,678,302	(62,940)
Change in unrealized gain (loss) on investments	3,209,477	160,584	57,222,440	1,320,959	564,600	1,686,887	(2,156,379)	255,934

Net gain (loss) on investments	5,682,430	237,847	64,116,535	1,590,268	468,445	3,715,403	4,521,923	192,994

Reinvested capital gains	-	-	-	-	58,833	-	8,596,787	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,525,995	245,612	62,410,099	1,457,697	583,368	3,725,186	13,020,637	186,185

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1
Reinvested dividends	$312	21,776	1,168,839	18,999	1,733,266	14,321	1,048	232,343
Mortality and expense risk charges (note 2)	(19,075)	(107,903)	(633,447)	(20,108)	(822,868)	(17,554)	(1,970)	(130,796)

Net investment income (loss)	(18,763)	(86,127)	535,392	(1,109)	910,398	(3,233)	(922)	101,547
Realized gain (loss) on investments	18,259	151,342	(216,697)	(52,504)	1,795,963	14,324	6,556	397,125
Change in unrealized gain (loss) on investments	149,484	874,154	6,857,406	181,032	(10,111)	265,670	15,255	489,954

Net gain (loss) on investments	167,743	1,025,496	6,640,709	128,528	1,785,852	279,994	21,811	887,079

Reinvested capital gains	-	240,873	-	-	1,625,515	-	-	648,586

Net increase (decrease) in contract owners’ equity resulting from operations	$148,980	1,180,242	7,176,101	127,419	4,321,765	276,761	20,889	1,637,212

Investment Activity:	ACVMV2	ACVU1	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV
Reinvested dividends	$8,145	-	39,522	109,294	2,474,909	40,674	-	2,230
Mortality and expense risk charges (note 2)	(7,430)	(1,263)	(23,200)	(278,832)	(750,371)	(24,075)	(399)	(659)

Net investment income (loss)	715	(1,263)	16,322	(169,538)	1,724,538	16,599	(399)	1,571
Realized gain (loss) on investments	(1,225)	69,989	24,153	1,924,971	414,890	(5,431)	2,316	(11,928)
Change in unrealized gain (loss) on investments	34,389	(17,278)	226,680	776,328	3,755,580	92,804	5,079	18,475

Net gain (loss) on investments	33,164	52,711	250,833	2,701,299	4,170,470	87,373	7,395	6,547

Reinvested capital gains	24,077	-	-	847,920	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$57,956	51,448	267,155	3,379,681	5,895,008	103,972	6,996	8,118

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		FCA2S	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS
Reinvested dividends	$	1,104	156,021	4,676,881	166,456	2,375	148,210	135,184	6,278,506
Mortality and expense risk charges (note 2)		(8,343)	(41,668)	(1,285,896)	(80,186)	(13,130)	(131,616)	(233,249)	(2,439,888)

Net investment income (loss)		(7,239)	114,353	3,390,985	86,270	(10,755)	16,594	(98,065)	3,838,618
Realized gain (loss) on investments		15,559	170,875	801,143	36,114	(3)	(212,329)	3,216,148	(8,047,487)
Change in unrealized gain (loss) on investments		3,694	(31,484)	4,929,705	187,425	179,512	1,838,899	(2,547,635)	22,821,298

Net gain (loss) on investments		19,253	139,391	5,730,848	223,539	179,509	1,626,570	668,513	14,773,811

Reinvested capital gains		25,080	-	-	-	-	-	-	13,681,559

Net increase (decrease) in contract owners’ equity resulting from operations	$	37,094	253,744	9,121,833	309,809	168,754	1,643,164	570,448	32,293,988

Investment Activity:		FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS
Reinvested dividends	$	133,685	175,219	1,015	191,296	2,419	131,925	5,701	2,998
Mortality and expense risk charges (note 2)		(90,055)	(119,987)	(1,188)	(103,218)	(2,624)	(72,901)	(4,885)	(9,796)

Net investment income (loss)		43,630	55,232	(173)	88,078	(205)	59,024	816	(6,798)
Realized gain (loss) on investments		(328,302)	707,535	1,108	396,337	(722)	275,876	18,397	57,271
Change in unrealized gain (loss) on investments		672,548	87,569	3,250	408,979	13,537	472,428	16,310	65,438

Net gain (loss) on investments		344,246	795,104	4,358	805,316	12,815	748,304	34,707	122,709

Reinvested capital gains		312,136	144,611	853	112,591	1,627	59,084	2,764	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	700,012	994,947	5,038	1,005,985	14,237	866,412	38,287	115,911

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS
Reinvested dividends	$747,213	7,771	2,512,357	3,648,410	1,326,310	176,067	22,871	263,824
Mortality and expense risk charges (note 2)	(1,754,952)	(43,469)	(503,982)	(655,549)	(704,256)	(411,817)	(112,411)	(158,945)

Net investment income (loss)	(1,007,739)	(35,698)	2,008,375	2,992,861	622,054	(235,750)	(89,540)	104,879
Realized gain (loss) on investments	10,496,309	158,906	(1,084,976)	(132,703)	1,596,311	1,779,111	(22,415)	158,806
Change in unrealized gain (loss) on investments	10,705,775	160,312	4,724,097	3,437,949	(1,032,107)	434,115	352,842	2,295,233

Net gain (loss) on investments	21,202,084	319,218	3,639,121	3,305,246	564,204	2,213,226	330,427	2,454,039

Reinvested capital gains	-	-	-	-	1,614,466	2,677,468	472,090	48,050

Net increase (decrease) in contract owners’ equity resulting from operations	$20,194,345	283,520	5,647,496	6,298,107	2,800,724	4,654,944	712,977	2,606,968

Investment Activity:	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2
Reinvested dividends	$46,139	438,910	57,658	3,386,695	11,278	102,610	153,309	740
Mortality and expense risk charges (note 2)	(50,488)	(279,801)	(129,392)	(626,854)	(10,260)	(149,306)	(121,471)	(318)

Net investment income (loss)	(4,349)	159,109	(71,734)	2,759,841	1,018	(46,696)	31,838	422
Realized gain (loss) on investments	(364,688)	(2,574,884)	997,729	(1,136,842)	17,915	154,816	49,068	(1,117)
Change in unrealized gain (loss) on investments	824,528	6,723,028	1,664,721	4,019,195	50,059	1,964,911	859,667	4,406

Net gain (loss) on investments	459,840	4,148,144	2,662,450	2,882,353	67,974	2,119,727	908,735	3,289

Reinvested capital gains	9,057	79,665	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$464,548	4,386,918	2,590,716	5,642,194	68,992	2,073,031	940,573	3,711

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	TIF3	FTVGI3	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMFAS
Reinvested dividends	$228,256	3,327,008	118,052	616,729	476	-	234	-
Mortality and expense risk charges (note 2)	(88,493)	(601,040)	(44,650)	(254,405)	(3,251)	(4,943)	(897)	(16,465)

Net investment income (loss)	139,763	2,725,968	73,402	362,324	(2,775)	(4,943)	(663)	(16,465)
Realized gain (loss) on investments	47,854	1,512,368	94,371	(110,267)	10,098	27,660	363	(23,860)
Change in unrealized gain (loss) on investments	1,065,593	2,414,958	286,373	471,312	10,863	6,811	7,394	128,915

Net gain (loss) on investments	1,113,447	3,927,326	380,744	361,045	20,961	34,471	7,757	105,055

Reinvested capital gains	-	84,184	-	-	1,362	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,253,210	6,737,478	454,146	723,369	19,548	29,528	7,094	88,590

Investment Activity:	AMSRS	OVGR	OVGS3	OVGS	OVGSS	OVGI	OVGIS	OVSC
Reinvested dividends	$18,057	19,326	1,579,403	995,560	29,159	963,268	16,856	42,178
Mortality and expense risk charges (note 2)	(88,151)	(32,784)	(852,489)	(534,092)	(28,057)	(1,102,796)	(45,637)	(103,219)

Net investment income (loss)	(70,094)	(13,458)	726,914	461,468	1,102	(139,528)	(28,781)	(61,041)
Realized gain (loss) on investments	265,344	60,842	(927,247)	2,771,845	88,236	930,063	79,872	969,411
Change in unrealized gain (loss) on investments	564,121	312,674	13,444,656	5,125,843	179,636	13,529,484	302,423	650,811

Net gain (loss) on investments	829,465	373,516	12,517,409	7,897,688	267,872	14,459,547	382,295	1,620,222

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$759,371	360,058	13,244,323	8,359,156	268,974	14,320,019	353,514	1,559,181

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA
Reinvested dividends	$551	-	-	215,942	98,589	479,122	708,778	13,269
Mortality and expense risk charges (note 2)	(2,096)	(625,638)	(2,193)	(67,082)	(11,384)	(103,706)	(455,898)	(14,009)

Net investment income (loss)	(1,545)	(625,638)	(2,193)	148,860	87,205	375,416	252,880	(740)
Realized gain (loss) on investments	2,785	3,654,401	478	55,631	8,587	182,427	237,048	45,949
Change in unrealized gain (loss) on investments	23,429	4,987,237	19,170	152,317	30,322	(375,326)	1,236,380	(17,864)

Net gain (loss) on investments	26,214	8,641,638	19,648	207,948	38,909	(192,899)	1,473,428	28,085

Reinvested capital gains	-	-	-	41,583	-	178,796	-	63,221

Net increase (decrease) in contract owners’ equity resulting from operations	$24,669	8,016,000	17,455	398,391	126,114	361,313	1,726,308	90,566

Investment Activity:	PMVTRA	PMVTRD	PVGIB	ACEG2	ACC2	ACEG	AVBV2	AVGI
Reinvested dividends	$75,100	287,863	188	-	83,096	-	197	615
Mortality and expense risk charges (note 2)	(31,876)	(130,459)	(138)	(31,526)	(106,921)	(371)	(327)	(1,108)

Net investment income (loss)	43,224	157,404	50	(31,526)	(23,825)	(371)	(130)	(493)
Realized gain (loss) on investments	33,616	63,825	(596)	172,395	(68,905)	(247)	13,089	15,800
Change in unrealized gain (loss) on investments	102,417	305,182	2,275	(63,452)	1,012,573	(1,085)	(8,440)	(575)

Net gain (loss) on investments	136,033	369,007	1,679	108,943	943,668	(1,332)	4,649	15,225

Reinvested capital gains	54,683	321,568	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$233,940	847,979	1,729	77,417	919,843	(1,703)	4,519	14,732

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	AVCE2	IVKEI1	IVHS	IVRE	VYDS	ROCMC	SBLD	SBLJ
Reinvested dividends	$5,154	4,451	-	1,951	31,761	-	-	-
Mortality and expense risk charges (note 2)	(11,827)	(2,571)	(1,386)	(3,787)	(38,537)	(9,341)	(2,534)	(1,517)

Net investment income (loss)	(6,673)	1,880	(1,386)	(1,836)	(6,776)	(9,341)	(2,534)	(1,517)
Realized gain (loss) on investments	38,898	(444)	4,797	10,079	(126,269)	46,324	(11,193)	10,170
Change in unrealized gain (loss) on investments	36,751	24,826	16,580	70,048	596,070	(322)	42,869	10,588

Net gain (loss) on investments	75,649	24,382	21,377	80,127	469,801	46,002	31,676	20,758

Reinvested capital gains	-	-	-	-	-	17,579	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$68,976	26,262	19,991	78,291	463,025	54,240	29,142	19,241

Investment Activity:	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(1,684)	(6,213)	(4,602)	(10,345)	(23,389)	(995)	(280)	(184,436)

Net investment income (loss)	(1,684)	(6,213)	(4,602)	(10,345)	(23,389)	(995)	(280)	(184,436)
Realized gain (loss) on investments	20,392	110,172	27,382	116,006	109,404	2,161	528	649,179
Change in unrealized gain (loss) on investments	(3,569)	(35,615)	30,416	46,582	225,073	7,170	1,214	2,526,162

Net gain (loss) on investments	16,823	74,557	57,798	162,588	334,477	9,331	1,742	3,175,341

Reinvested capital gains	-	-	-	-	-	-	-	396,572

Net increase (decrease) in contract owners’ equity resulting from operations	$15,139	68,344	53,196	152,243	311,088	8,336	1,462	3,387,477

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	VWHAS	VWEM	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV
Reinvested dividends	$31,924	-	222,951	2,058,537	709,096	2,934,415	636,016	189,519
Mortality and expense risk charges (note 2)	(21,202)	(248,215)	(311,601)	(2,017,830)	(527,991)	(1,060,148)	(1,201,463)	(193,059)

Net investment income (loss)	10,722	(248,215)	(88,650)	40,707	181,105	1,874,267	(565,447)	(3,540)
Realized gain (loss) on investments	132,987	(1,418,170)	(882,332)	1,921,224	2,227,263	1,513,484	6,797,849	56,369
Change in unrealized gain (loss) on investments	(47,403)	5,971,494	(1,527,949)	27,314,516	(226,844)	77,511	409,503	1,935,894

Net gain (loss) on investments	85,584	4,553,324	(2,410,281)	29,235,740	2,000,419	1,590,995	7,207,352	1,992,263

Reinvested capital gains	53,266	-	1,235,353	-	2,567,876	744,247	10,649,920	-

Net increase (decrease) in contract owners’ equity resulting from operations	$149,572	4,305,109	(1,263,578)	29,276,447	4,749,400	4,209,509	17,291,825	1,988,723

Investment Activity:	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP
Reinvested dividends	$-	71,741	-	68,582	4,735,218	603,437	304,731	152,851
Mortality and expense risk charges (note 2)	(88,877)	(22,871)	(239,143)	(1,238,020)	(839,235)	(342,199)	(142,134)	(41,524)

Net investment income (loss)	(88,877)	48,870	(239,143)	(1,169,438)	3,895,983	261,238	162,597	111,327
Realized gain (loss) on investments	(331,224)	1,084	(5,446,507)	7,024,466	689,914	1,518,761	(2,008,603)	5,311
Change in unrealized gain (loss) on investments	423,008	42,766	4,480,134	(1,631,017)	7,317,699	991,128	3,178,270	(169,691)

Net gain (loss) on investments	91,784	43,850	(966,373)	5,393,449	8,007,613	2,509,889	1,169,667	(164,380)

Reinvested capital gains	-	2,421	1,257,006	8,123,967	-	1,970,962	110,534	127,757

Net increase (decrease) in contract owners’ equity resulting from operations	$2,907	95,141	51,490	12,347,978	11,903,596	4,742,089	1,442,798	74,704

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	WRMIC	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$-	-	4,358	60,730	-	-	29,572	603,874
Mortality and expense risk charges (note 2)	(45,214)	(157,352)	(246,684)	(93,981)	(729,999)	(573,350)	(73,000)	(515,170)

Net investment income (loss)	(45,214)	(157,352)	(242,326)	(33,251)	(729,999)	(573,350)	(43,428)	88,704
Realized gain (loss) on investments	80,931	700,091	-	(354,533)	3,165,662	1,074,573	47,512	369,928
Change in unrealized gain (loss) on investments	38,839	(272,612)	-	1,651,739	8,054,879	712,618	603,667	3,195,112

Net gain (loss) on investments	119,770	427,479	-	1,297,206	11,220,541	1,787,191	651,179	3,565,040

Reinvested capital gains	330,117	1,358,391	-	-	4,612,332	1,191,119	432,601	3,707,698

Net increase (decrease) in contract owners’ equity resulting from operations	$404,673	1,628,518	(242,326)	1,263,955	15,102,874	2,404,960	1,040,352	7,361,442

Investment Activity:	SVOF	WFVSCG	JAGTS2	JAIGS2	AVCA	AVCA2	AVCD2	VWEMR
Reinvested dividends	$232	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(3,978)	(71,159)	(50,716)	(236,327)	(184)	(5,570)	(5,193)	(55,341)

Net investment income (loss)	(3,746)	(71,159)	(50,716)	(236,327)	(184)	(5,570)	(5,193)	(55,341)
Realized gain (loss) on investments	35,599	367,404	1,480,930	(4,957,678)	2,124	296,939	12,901	1,282,315
Change in unrealized gain (loss) on investments	984	(159,584)	720,539	12,289,824	4,827	(139,590)	152,643	1,198,502

Net gain (loss) on investments	36,583	207,820	2,201,469	7,332,146	6,951	157,349	165,544	2,480,817

Reinvested capital gains	85	288,716	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$32,922	425,377	2,150,753	7,095,819	6,767	151,779	160,351	2,425,476

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		VWHAR	OVHI3	OVHI	OVHIS	AMRS
Reinvested dividends	$	-	158,942	8,933	3,753	-
Mortality and expense risk charges (note 2)		(135,685)	(8,853)	(514)	(239)	(14)

Net investment income (loss)		(135,685)	150,089	8,419	3,514	(14)
Realized gain (loss) on investments		1,438,506	(118,307)	(141,750)	(61,910)	758
Change in unrealized gain (loss) on investments		(2,152,832)	77,686	139,798	60,885	(624)

Net gain (loss) on investments		(714,326)	(40,621)	(1,952)	(1,025)	134

Reinvested capital gains		2,537,636	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	1,687,625	109,468	6,467	2,489	120

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		ALVDAB		BBCMAG		BBGI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$26,897,349	31,250,863	(63)	-	(2,364)	(3,612)	(1,301)	(1,338)
Realized gain (loss) on investments	90,053,516	117,010,831	3	-	(70,912)	(110,960)	3,755	(362,420)
Change in unrealized gain (loss) on investments	457,010,471	(395,769,589)	829	-	129,668	67,258	96,402	317,845
Reinvested capital gains	139,698,470	34,433,189	6	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	713,659,806	(213,074,706)	775	-	56,392	(47,314)	98,856	(45,913)

Equity transactions:
Purchase payments received from contract owners (note 3)	108,133,487	139,626,678	13,000	-	7,902	7,898	15,659	76,049
Transfers between funds	-	-	9,663	-	31	(13,825)	(25,621)	(7,930)
Redemptions (note 3)	(1,017,052,775)	(1,399,520,879)	-	-	(146,820)	(160,902)	(109,318)	(523,013)
Annuity benefits	(5,212,983)	(5,861,123)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(166,309)	(179,324)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,062,216)	(1,628,046)	-	-	-	-	-	(172)
Adjustments to maintain reserves	(567,375)	(52,497)	1	-	(32)	(48)	(25)	(39)

Net equity transactions	(915,928,171)	(1,267,615,191)	22,664	-	(138,919)	(166,877)	(119,305)	(455,105)

Net change in contract owners’ equity	(202,268,365)	(1,480,689,897)	23,439	-	(82,527)	(214,191)	(20,449)	(501,018)
Contract owners’ equity beginning of period	6,061,567,903	7,542,257,800	-	-	517,872	732,063	779,932	1,280,950

Contract owners’ equity end of period	$5,859,299,538	6,061,567,903	23,439	-	435,345	517,872	759,483	779,932

CHANGES IN UNITS:
Beginning units	451,701,753	540,715,192	-	-	50,679	65,988	78,794	123,387
Units purchased	70,012,304	109,220,806	2,307	-	702	9,408	1,463	15,297
Units redeemed	(129,926,004)	(198,234,245)	-	-	(13,670)	(24,717)	(12,313)	(59,890)

Ending units	391,788,053	451,701,753	2,307	-	37,711	50,679	67,944	78,794

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MLVGA3		DSIF		DSRG		DSRGS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$113,924	468,238	2,742,495	2,284,150	(97,127)	(69,948)	(823)	(965)
Realized gain (loss) on investments	288,184	420,723	8,904,080	15,166,022	1,921,539	1,991,785	3,880	1,889
Change in unrealized gain (loss) on investments	2,563,533	(3,689,282)	14,149,386	(16,619,845)	2,251,890	(1,856,998)	4,301	(2,688)
Reinvested capital gains	123,480	922,056	14,931,487	2,213,734	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,089,121	(1,878,265)	40,727,448	3,044,061	4,076,302	64,839	7,358	(1,764)

Equity transactions:
Purchase payments received from contract owners (note 3)	732,457	990,883	5,663,048	6,893,238	1,033,807	1,409,390	-	-
Transfers between funds	2,067,870	12,375,334	(8,538,985)	(13,172,185)	(1,668,548)	(417,481)	(463)	(5)
Redemptions (note 3)	(4,892,165)	(4,608,146)	(43,342,075)	(50,109,533)	(5,863,762)	(6,754,323)	(14,079)	(13,242)
Annuity benefits	(24,366)	(25,121)	(159,695)	(174,491)	(5,642)	(6,460)	-	-
Contract maintenance charges (note 2)	(343)	(206)	(8,145)	(8,615)	(2,897)	(3,139)	-	-
Contingent deferred sales charges (note 2)	(5,082)	(2,693)	(48,653)	(77,661)	(13,180)	(15,713)	-	-
Adjustments to maintain reserves	(388)	(313)	3,582	(284)	(8,323)	(2,182)	(14)	(18)

Net equity transactions	(2,122,017)	8,729,738	(46,430,923)	(56,649,531)	(6,528,545)	(5,789,908)	(14,556)	(13,265)

Net change in contract owners’ equity	967,104	6,851,473	(5,703,475)	(53,605,470)	(2,452,243)	(5,725,069)	(7,198)	(15,029)
Contract owners’ equity beginning of period	36,524,519	29,673,046	293,878,088	347,483,558	39,266,804	44,991,873	75,087	90,116

Contract owners’ equity end of period	$37,491,623	36,524,519	288,174,613	293,878,088	36,814,561	39,266,804	67,889	75,087

CHANGES IN UNITS:
Beginning units	2,904,957	2,250,841	21,028,413	25,036,633	3,319,842	3,796,404	7,281	8,596
Units purchased	545,899	1,369,065	783,272	2,153,616	130,687	249,536	1,204	3
Units redeemed	(707,136)	(714,949)	(3,794,657)	(6,161,836)	(641,319)	(726,098)	(2,559)	(1,318)

Ending units	2,743,720	2,904,957	18,017,028	21,028,413	2,809,210	3,319,842	5,926	7,281

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVGMNS		HVIE		HVSIT		IVMCC2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(5)	-	373	28	(4,772)	(6,076)	(5)	-
Realized gain (loss) on investments	-	-	(862)	(2,907)	11,854	(61,769)	-	-
Change in unrealized gain (loss) on investments	52	-	9,507	(7,007)	74,275	(20,383)	97	-
Reinvested capital gains	3	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	50	-	9,018	(9,886)	81,357	(88,228)	92	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,931	-	366	-	4,760	48,555	-	-
Transfers between funds	188	-	22,888	95,349	264,384	510,711	12,272	-
Redemptions (note 3)	-	-	(4,704)	(23,771)	(79,550)	(96,248)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(11)	-	-	-
Adjustments to maintain reserves	(2)	-	(9)	(10)	(38)	(53)	(4)	-

Net equity transactions	2,117	-	18,541	71,568	189,545	462,965	12,268	-

Net change in contract owners’ equity	2,167	-	27,559	61,682	270,902	374,737	12,360	-
Contract owners’ equity beginning of period	-	-	66,604	4,922	390,053	15,316	-	-

Contract owners’ equity end of period	$2,167	-	94,163	66,604	660,955	390,053	12,360	-

CHANGES IN UNITS:
Beginning units	-	-	7,372	477	35,238	1,356	-	-
Units purchased	212	-	2,819	23,029	36,857	120,204	1,240	-
Units redeemed	-	-	(950)	(16,134)	(22,843)	(86,322)	-	-

Ending units	212	-	9,241	7,372	49,252	35,238	1,240	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	IVKMG2		JPMMV1		JABS		JACAS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(10,037)	-	(17,653)	19,294	989	1,085	(530,407)	(908,766)
Realized gain (loss) on investments	(13,470)	-	1,177,465	1,065,140	467	168	1,934,711	9,916,193
Change in unrealized gain (loss) on investments	(13,657)	-	1,033,698	(972,511)	1,884	(7,916)	17,109,956	(16,882,728)
Reinvested capital gains	426	-	-	-	5,432	5,438	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,738)	-	2,193,510	111,923	8,772	(1,225)	18,514,260	(7,875,301)

Equity transactions:
Purchase payments received from contract owners (note 3)	210,399	-	219,322	81,390	-	-	1,405,076	1,535,318
Transfers between funds	1,210,526	-	3,696,408	(27,496)	-	(32,415)	(1,219,027)	(10,972,314)
Redemptions (note 3)	(154,752)	-	(1,642,326)	(1,420,579)	(5,042)	(4,593)	(13,982,016)	(18,309,626)
Annuity benefits	(4,358)	-	(2,916)	(2,726)	(433)	(422)	(40,995)	(41,669)
Contract maintenance charges (note 2)	(26)	-	(363)	(360)	-	-	(2,285)	(2,470)
Contingent deferred sales charges (note 2)	(412)	-	(2,236)	(2,143)	-	-	(13,067)	(25,450)
Adjustments to maintain reserves	137	-	(300)	(2,167)	1	(1)	(968)	(113)

Net equity transactions	1,261,514	-	2,267,589	(1,374,081)	(5,474)	(37,431)	(13,853,282)	(27,816,324)

Net change in contract owners’ equity	1,224,776	-	4,461,099	(1,262,158)	3,298	(38,656)	4,660,978	(35,691,625)
Contract owners’ equity beginning of period	-	-	10,647,255	11,909,413	74,580	113,236	86,173,722	121,865,347

Contract owners’ equity end of period	$1,224,776	-	15,108,354	10,647,255	77,878	74,580	90,834,700	86,173,722

CHANGES IN UNITS:
Beginning units	-	-	724,335	817,428	4,875	7,409	9,423,318	12,264,933
Units purchased	134,902	-	369,101	133,401	30	40	878,314	1,485,850
Units redeemed	(18,802)	-	(227,739)	(226,494)	(358)	(2,574)	(2,184,586)	(4,327,465)

Ending units	116,100	-	865,697	724,335	4,547	4,875	8,117,046	9,423,318

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAGTS		JAIGS		MIGSC		MMCGSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(272,673)	(189,353)	(270,706)	(454,714)	(1,834)	(1,838)	(22,061)	(27,815)
Realized gain (loss) on investments	2,005,865	1,034,165	6,412,838	7,047,640	9,404	3,931	(9,036)	19,937
Change in unrealized gain (loss) on investments	677,474	(2,494,664)	(12,902,637)	(31,027,463)	9,141	(3,469)	192,773	(96,890)
Reinvested capital gains	-	-	10,488,863	631,886	8,944	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,410,666	(1,649,852)	3,728,358	(23,802,651)	25,655	(1,376)	161,676	(104,768)

Equity transactions:
Purchase payments received from contract owners (note 3)	391,435	130,856	1,239,112	654,766	-	-	16,041	8,065
Transfers between funds	14,231,712	(536,299)	54,549,085	(2,233,720)	-	-	(56,706)	(126,732)
Redemptions (note 3)	(3,786,158)	(2,667,322)	(11,090,134)	(10,790,044)	(16,207)	(9,362)	(206,510)	(265,496)
Annuity benefits	(3,604)	(2,561)	(23,520)	(15,195)	(6,576)	(6,952)	-	-
Contract maintenance charges (note 2)	(732)	(610)	(1,897)	(1,300)	-	-	-	-
Contingent deferred sales charges (note 2)	(2,750)	(1,530)	(11,263)	(9,600)	-	(23)	(15)	(446)
Adjustments to maintain reserves	119	(4,970)	(11,542)	(972)	(741)	(8)	(39)	(45)

Net equity transactions	10,830,022	(3,082,436)	44,649,841	(12,396,065)	(23,524)	(16,345)	(247,229)	(384,654)

Net change in contract owners’ equity	13,240,688	(4,732,288)	48,378,199	(36,198,716)	2,131	(17,721)	(85,553)	(489,422)
Contract owners’ equity beginning of period	15,088,542	19,820,830	44,525,428	80,724,144	170,920	188,641	1,214,048	1,703,470

Contract owners’ equity end of period	$28,329,230	15,088,542	92,903,627	44,525,428	173,051	170,920	1,128,495	1,214,048

CHANGES IN UNITS:
Beginning units	3,262,667	3,870,859	3,758,384	4,560,947	13,950	15,259	135,789	175,231
Units purchased	3,155,780	34,493	4,834,183	41,566	72	70	2,347	1,523
Units redeemed	(1,198,726)	(642,685)	(1,568,179)	(844,129)	(1,763)	(1,379)	(27,597)	(40,965)

Ending units	5,219,721	3,262,667	7,024,388	3,758,384	12,259	13,950	110,539	135,789

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MNDSC		MVFSC		MVIVSC		MSVFI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(17,358)	(19,699)	94,008	34,600	15,908	(4,403)	105,315	63,136
Realized gain (loss) on investments	162,311	74,101	2,351,741	(1,003,520)	14,172	79,348	52,604	639
Change in unrealized gain (loss) on investments	(98,673)	(265,583)	1,824,215	101,100	808,442	(148,204)	83,248	14,771
Reinvested capital gains	99,267	117,072	257,856	141,999	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	145,547	(94,109)	4,527,820	(725,821)	838,522	(73,259)	241,167	78,546

Equity transactions:
Purchase payments received from contract owners (note 3)	27,673	7,881	486,251	937,264	279,456	118,974	12,818	9,942
Transfers between funds	723,850	(42,359)	801,170	2,174,166	2,237,218	4,644,814	(345,348)	68,377
Redemptions (note 3)	(266,425)	(362,040)	(4,833,223)	(6,523,466)	(977,479)	(561,059)	(489,834)	(665,475)
Annuity benefits	-	-	(29,156)	(34,695)	-	-	-	-
Contract maintenance charges (note 2)	(1)	-	(907)	(954)	(40)	(23)	(70)	(65)
Contingent deferred sales charges (note 2)	(45)	(173)	(5,368)	(6,014)	(1,105)	(350)	(692)	(1,109)
Adjustments to maintain reserves	(78)	(73)	(354)	(416)	(196)	(9,716)	(89)	(200)

Net equity transactions	484,974	(396,764)	(3,581,587)	(3,454,115)	1,537,854	4,192,640	(823,215)	(588,530)

Net change in contract owners’ equity	630,521	(490,873)	946,233	(4,179,936)	2,376,376	4,119,381	(582,048)	(509,984)
Contract owners’ equity beginning of period	750,462	1,241,335	32,090,621	36,270,557	5,136,625	1,017,244	3,167,075	3,677,059

Contract owners’ equity end of period	$1,380,983	750,462	33,036,854	32,090,621	7,513,001	5,136,625	2,585,027	3,167,075

CHANGES IN UNITS:
Beginning units	58,141	84,336	2,989,414	3,299,060	491,546	94,481	274,506	332,360
Units purchased	109,437	3,647	487,491	1,511,838	341,155	538,896	63,893	6,051,638
Units redeemed	(64,824)	(29,842)	(776,809)	(1,821,484)	(205,303)	(141,831)	(130,979)	(6,109,492)

Ending units	102,754	58,141	2,700,096	2,989,414	627,398	491,546	207,420	274,506

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSVF2		MSEM		MSVMG		MSVRE
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$21,657	13,974	173,770	260,206	(890)	(864)	(7,896)	(7,886)
Realized gain (loss) on investments	(6,202)	(8,368)	217,103	14,723	703	8,976	55,009	87,782
Change in unrealized gain (loss) on investments	44,498	24,552	1,170,017	221,337	(2,311)	(10,584)	83,867	(40,768)
Reinvested capital gains	-	-	-	119,265	5,476	21	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	59,953	30,158	1,560,890	615,531	2,978	(2,451)	130,980	39,128

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	74,146	113,611	-	(14)	11,234	21,125
Transfers between funds	(7,072)	(8,638)	(175,608)	(497,998)	(93)	(18,232)	(27,635)	(73,057)
Redemptions (note 3)	(46,353)	(43,548)	(1,587,818)	(1,867,264)	(691)	(758)	(53,945)	(131,801)
Annuity benefits	(9,949)	(10,914)	(9,095)	(8,982)	(503)	(549)	(6,695)	(14,306)
Contract maintenance charges (note 2)	-	-	(237)	(257)	(5)	(5)	(131)	(111)
Contingent deferred sales charges (note 2)	-	(206)	(2,069)	(1,597)	-	26	-	22
Adjustments to maintain reserves	(4)	(25)	(596)	(170)	346	3,713	121	(890)

Net equity transactions	(63,378)	(63,331)	(1,701,277)	(2,262,657)	(946)	(15,819)	(77,051)	(199,018)

Net change in contract owners’ equity	(3,425)	(33,173)	(140,387)	(1,647,126)	2,032	(18,270)	53,929	(159,890)
Contract owners’ equity beginning of period	854,842	888,015	10,093,191	11,740,317	48,749	67,019	956,910	1,116,800

Contract owners’ equity end of period	$851,417	854,842	9,952,804	10,093,191	50,781	48,749	1,010,839	956,910

CHANGES IN UNITS:
Beginning units	62,432	66,721	306,681	377,508	4,859	6,496	29,336	35,233
Units purchased	-	24	4,126	8,284	1	-	724	1,058
Units redeemed	(2,711)	(4,313)	(51,689)	(79,111)	(77)	(1,637)	(2,353)	(6,955)

Ending units	59,721	62,432	259,118	306,681	4,783	4,859	27,707	29,336

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVAMV1		NVAMV2		GVAAA2		GVABD2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(272,913)	678,365	(28,065)	(12,878)	16,402	62,117	240,658	299,904
Realized gain (loss) on investments	1,887,398	795,050	51,321	20,877	1,767	(1,021,572)	999,801	1,118,235
Change in unrealized gain (loss) on investments	10,220,768	(2,450,456)	184,235	(49,907)	4,223,258	870,779	(364,026)	(315,415)
Reinvested capital gains	5,506,389	367,865	105,809	7,432	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,341,642	(609,176)	313,300	(34,476)	4,241,427	(88,676)	876,433	1,102,724

Equity transactions:
Purchase payments received from contract owners (note 3)	1,858,885	1,741,240	21,489	47,704	1,037,978	899,028	150,758	492,021
Transfers between funds	(7,537,639)	(10,420,021)	(11,838)	13,079	3,517,894	212,010	(196,154)	(1,597,826)
Redemptions (note 3)	(19,618,236)	(27,756,826)	(634,833)	(814,283)	(4,464,716)	(5,460,977)	(3,427,400)	(4,550,652)
Annuity benefits	(102,497)	(109,615)	-	-	(79,556)	(78,376)	(32,413)	(38,240)
Contract maintenance charges (note 2)	(3,841)	(3,892)	-	-	(1,152)	(1,181)	(327)	(357)
Contingent deferred sales charges (note 2)	(21,120)	(33,170)	(258)	(278)	(6,392)	(4,588)	(2,777)	(5,951)
Adjustments to maintain reserves	33,765	(7,110)	(95)	(88)	(275)	(279)	(261)	(394)

Net equity transactions	(25,390,683)	(36,589,394)	(625,535)	(753,866)	3,781	(4,434,363)	(3,508,574)	(5,701,399)

Net change in contract owners’ equity	(8,049,041)	(37,198,570)	(312,235)	(788,342)	4,245,208	(4,523,039)	(2,632,141)	(4,598,675)
Contract owners’ equity beginning of period	138,966,051	176,164,621	2,747,398	3,535,740	30,056,258	34,579,297	24,297,920	28,896,595

Contract owners’ equity end of period	$130,917,010	138,966,051	2,435,163	2,747,398	34,301,466	30,056,258	21,665,779	24,297,920

CHANGES IN UNITS:
Beginning units	9,880,961	12,471,315	202,068	256,614	2,662,323	3,070,605	2,054,466	2,540,834
Units purchased	217,651	417,291	8,559	15,544	510,388	355,791	262,822	305,302
Units redeemed	(1,894,335)	(3,007,645)	(51,036)	(70,090)	(491,615)	(764,073)	(549,269)	(791,670)

Ending units	8,204,277	9,880,961	159,591	202,068	2,681,096	2,662,323	1,768,019	2,054,466

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(59,970)	(36,244)	(359,209)	(367,315)	(18,778)	(22,976)	1,808,805	2,162,802
Realized gain (loss) on investments	(244,972)	(1,358,248)	(802,970)	(2,759,266)	1,037,885	(99,068)	(478,210)	(1,216,411)
Change in unrealized gain (loss) on investments	4,053,810	(853,577)	6,884,479	786,049	850,436	(295,421)	2,052,332	(68,509)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,748,868	(2,248,069)	5,722,300	(2,340,532)	1,869,543	(417,465)	3,382,927	877,882

Equity transactions:
Purchase payments received from contract owners (note 3)	404,971	469,596	731,595	1,092,732	776,099	413,304	38,665	93,630
Transfers between funds	330,528	(1,846,844)	(520,388)	3,340,934	353,646	779,271	(429,725)	(1,688,262)
Redemptions (note 3)	(3,101,095)	(4,073,859)	(5,476,498)	(7,427,009)	(2,190,180)	(1,689,973)	(3,857,387)	(5,744,265)
Annuity benefits	(17,153)	(18,432)	(51,204)	(57,003)	(43,302)	(53,076)	(15,599)	(15,327)
Contract maintenance charges (note 2)	(696)	(778)	(1,318)	(1,421)	(319)	(362)	(348)	(391)
Contingent deferred sales charges (note 2)	(3,576)	(6,800)	(8,077)	(10,122)	(2,511)	(2,564)	(1,403)	(4,297)
Adjustments to maintain reserves	(332)	(264)	2,941	(711)	(174)	(258)	(125)	(530)

Net equity transactions	(2,387,353)	(5,477,381)	(5,322,949)	(3,062,600)	(1,106,741)	(553,658)	(4,265,922)	(7,359,442)

Net change in contract owners’ equity	1,361,515	(7,725,450)	399,351	(5,403,132)	762,802	(971,123)	(882,995)	(6,481,560)
Contract owners’ equity beginning of period	19,390,934	27,116,384	37,132,308	42,535,440	12,306,612	13,277,735	27,242,599	33,724,159

Contract owners’ equity end of period	$20,752,449	19,390,934	37,531,659	37,132,308	13,069,414	12,306,612	26,359,604	27,242,599

CHANGES IN UNITS:
Beginning units	1,877,500	2,352,559	3,807,910	4,103,841	1,374,546	1,421,023	1,499,037	1,905,594
Units purchased	338,517	279,143	354,624	1,019,681	276,713	355,549	4,443	9,777
Units redeemed	(556,132)	(754,202)	(841,014)	(1,315,612)	(383,664)	(402,026)	(222,072)	(416,334)

Ending units	1,659,885	1,877,500	3,321,520	3,807,910	1,267,595	1,374,546	1,281,408	1,499,037

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	HIBF3		GEM		GEM3		GEM6
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,124,060	2,310,840	(6,896)	(7,355)	(215,240)	(201,676)	(9,804)	(11,140)
Realized gain (loss) on investments	381,361	(68,101)	(84,247)	(182,450)	92,791	(5,901,629)	53,841	24,333
Change in unrealized gain (loss) on investments	1,386,952	(1,254,835)	263,682	(194,714)	4,536,231	(4,952,430)	38,384	(213,925)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,892,373	987,904	172,539	(384,519)	4,413,782	(11,055,735)	82,421	(200,732)

Equity transactions:
Purchase payments received from contract owners (note 3)	706,301	602,339	20,744	50,858	422,879	946,015	-	9,356
Transfers between funds	(169,402)	(284,755)	(38,955)	(162,184)	(4,321,654)	(6,710,212)	6,260	(39,380)
Redemptions (note 3)	(5,105,140)	(6,705,989)	(138,796)	(311,832)	(3,898,266)	(7,895,652)	(127,550)	(174,993)
Annuity benefits	(23,880)	(25,843)	(2,763)	(3,169)	(23,189)	(32,299)	-	-
Contract maintenance charges (note 2)	(326)	(331)	(35)	(63)	(1,992)	(2,386)	-	-
Contingent deferred sales charges (note 2)	(4,033)	(6,260)	(122)	(940)	(6,701)	(16,737)	(51)	(28)
Adjustments to maintain reserves	(519)	(495)	(50)	(62)	(1,756)	(40)	(28)	(29)

Net equity transactions	(4,596,999)	(6,421,334)	(159,977)	(427,392)	(7,830,679)	(13,711,311)	(121,369)	(205,074)

Net change in contract owners’ equity	(704,626)	(5,433,430)	12,562	(811,911)	(3,416,897)	(24,767,046)	(38,948)	(405,806)
Contract owners’ equity beginning of period	31,867,022	37,300,452	1,136,549	1,948,460	32,338,751	57,105,797	588,811	994,617

Contract owners’ equity end of period	$31,162,396	31,867,022	1,149,111	1,136,549	28,921,854	32,338,751	549,863	588,811

CHANGES IN UNITS:
Beginning units	2,286,315	2,742,198	53,088	70,785	1,447,881	1,961,773	35,349	45,329
Units purchased	684,472	1,007,577	1,282	2,457	199,768	230,287	4,703	3,215
Units redeemed	(1,001,256)	(1,463,460)	(8,461)	(20,154)	(530,492)	(744,179)	(11,282)	(13,195)

Ending units	1,969,531	2,286,315	45,909	53,088	1,117,157	1,447,881	28,770	35,349

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GIG		GIG3		NVIE6		NVNMO1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(12,515)	24,730	(63,815)	36,685	(619)	(12)	190,010	(426,679)
Realized gain (loss) on investments	(41,790)	33,704	562,321	(1,495,831)	(3,325)	(4,019)	1,162,866	2,396,508
Change in unrealized gain (loss) on investments	831,862	(770,978)	2,161,661	(1,154,206)	16,734	(6,873)	3,576,195	(12,503,510)
Reinvested capital gains	-	-	-	-	-	-	4,496,098	612,655

Net increase (decrease) in contract owners’ equity resulting from operations	777,557	(712,544)	2,660,167	(2,613,352)	12,790	(10,904)	9,425,169	(9,921,026)

Equity transactions:
Purchase payments received from contract owners (note 3)	71,657	39,314	198,658	560,911	-	-	750,782	843,458
Transfers between funds	168,497	5,983,328	(1,217,443)	2,315,266	12,315	54,592	(4,887,700)	(3,073,960)
Redemptions (note 3)	(791,951)	(434,399)	(3,334,179)	(4,384,665)	(10,245)	(7,520)	(9,005,640)	(12,857,497)
Annuity benefits	(2,864)	(1,553)	(403)	(104)	(2,202)	(2,059)	(12,994)	(14,483)
Contract maintenance charges (note 2)	(114)	(73)	(576)	(584)	-	-	(1,250)	(1,543)
Contingent deferred sales charges (note 2)	(439)	(174)	(4,516)	(5,057)	-	-	(6,693)	(12,659)
Adjustments to maintain reserves	2,670	34,619	33,436	(8,071)	1	(3)	(21,970)	(415)

Net equity transactions	(552,544)	5,621,062	(4,325,023)	(1,522,304)	(131)	45,010	(13,185,465)	(15,117,099)

Net change in contract owners’ equity	225,013	4,908,518	(1,664,856)	(4,135,656)	12,659	34,106	(3,760,296)	(25,038,125)
Contract owners’ equity beginning of period	5,674,954	766,436	20,808,224	24,943,880	89,837	55,731	66,185,664	91,223,789

Contract owners’ equity end of period	$5,899,967	5,674,954	19,143,368	20,808,224	102,496	89,837	62,425,368	66,185,664

CHANGES IN UNITS:
Beginning units	523,208	62,717	1,215,140	1,299,368	12,973	7,153	8,487,495	10,221,217
Units purchased	36,568	512,881	45,440	320,310	1,860	7,163	266,031	589,091
Units redeemed	(83,800)	(52,390)	(285,003)	(404,538)	(1,825)	(1,343)	(1,835,322)	(2,322,813)

Ending units	475,976	523,208	975,577	1,215,140	13,008	12,973	6,918,204	8,487,495

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVNSR1		NVCRA2		NVCRB2		NVCCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$8,789	(13,819)	(4,173)	25,015	32,650	121,153	6,233	68,331
Realized gain (loss) on investments	166,100	645,266	104,133	113,735	179,818	679,973	394,798	112,306
Change in unrealized gain (loss) on investments	209,208	(882,687)	143,967	(401,718)	518,711	(1,082,853)	191,385	(501,521)
Reinvested capital gains	-	-	89,121	40,893	117,386	60,931	84,438	34,750

Net increase (decrease) in contract owners’ equity resulting from operations	384,097	(251,240)	333,048	(222,075)	848,565	(220,796)	676,854	(286,134)

Equity transactions:
Purchase payments received from contract owners (note 3)	73,355	124,711	85,111	165,050	263,528	249,811	82,301	466,686
Transfers between funds	898,702	1,213,521	(374,742)	263,006	1,683,974	336,108	337,615	503,122
Redemptions (note 3)	(459,244)	(628,009)	(412,613)	(252,561)	(1,393,331)	(2,199,408)	(743,070)	(1,112,453)
Annuity benefits	(611)	(628)	-	-	(4,550)	(5,700)	(1,006)	(1,019)
Contract maintenance charges (note 2)	(512)	(582)	(756)	(595)	(263)	21	(426)	(495)
Contingent deferred sales charges (note 2)	(2,376)	(2,141)	(1,928)	(1,609)	(1,721)	(3,564)	(3,091)	(1,660)
Adjustments to maintain reserves	(145)	(122)	(58)	(46)	(159)	(60)	(98)	(72)

Net equity transactions	509,169	706,750	(704,986)	173,245	547,478	(1,622,792)	(327,775)	(145,891)

Net change in contract owners’ equity	893,266	455,510	(371,938)	(48,830)	1,396,043	(1,843,588)	349,079	(432,025)
Contract owners’ equity beginning of period	3,596,599	3,141,089	2,625,176	2,674,006	8,467,322	10,310,910	5,602,794	6,034,819

Contract owners’ equity end of period	$4,489,865	3,596,599	2,253,238	2,625,176	9,863,365	8,467,322	5,951,873	5,602,794

CHANGES IN UNITS:
Beginning units	381,863	318,693	306,028	289,171	806,397	962,233	581,248	580,022
Units purchased	161,394	289,015	13,090	87,914	256,676	360,980	97,012	141,247
Units redeemed	(110,872)	(225,845)	(90,424)	(71,057)	(202,334)	(516,816)	(128,062)	(140,021)

Ending units	432,385	381,863	228,694	306,028	860,739	806,397	550,198	581,248

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVCCN2		NVCMD2		NVCMA2		NVCMC2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	38,915	118,383	39,257	238,781	(10,944)	93,143	38,684	123,682
Realized gain (loss) on investments		62,643	289,345	789,237	1,688,917	232,437	498,370	127,228	179,438
Change in unrealized gain (loss) on investments		352,796	(424,227)	889,044	(2,782,112)	551,645	(1,197,270)	409,829	(493,829)
Reinvested capital gains		130,428	53,609	297,097	125,171	199,681	78,069	157,872	52,671

Net increase (decrease) in contract owners’ equity resulting from operations		584,782	37,110	2,014,635	(729,243)	972,819	(527,688)	733,613	(138,038)

Equity transactions:
Purchase payments received from contract owners (note 3)		221,564	177,145	453,393	843,269	472,320	440,375	381,831	409,521
Transfers between funds		(259,890)	1,741,381	388,653	1,447,362	(112,416)	743,852	86,397	941,343
Redemptions (note 3)		(2,184,751)	(1,152,381)	(2,123,338)	(3,149,311)	(1,215,069)	(1,034,974)	(1,100,818)	(1,062,366)
Annuity benefits		(32,053)	(30,989)	(55,361)	(60,418)	(76,791)	(78,103)	(3,733)	(5,413)
Contract maintenance charges (note 2)		(294)	(221)	(1,341)	(1,214)	(1,008)	(779)	(338)	(248)
Contingent deferred sales charges (note 2)		(3,437)	(1,104)	(3,824)	(3,443)	(1,522)	(3,190)	(1,307)	(290)
Adjustments to maintain reserves		6,120	5,159	(235)	(25,885)	(69)	(337)	(137)	(120)

Net equity transactions		(2,252,741)	738,990	(1,342,053)	(949,640)	(934,555)	66,844	(638,105)	282,427

Net change in contract owners’ equity		(1,667,959)	776,100	672,582	(1,678,883)	38,264	(460,844)	95,508	144,389
Contract owners’ equity beginning of period		10,069,911	9,293,811	18,943,684	20,622,567	7,756,430	8,217,274	8,622,963	8,478,574

Contract owners’ equity end of period	$	8,401,952	10,069,911	19,616,266	18,943,684	7,794,694	7,756,430	8,718,471	8,622,963

CHANGES IN UNITS:
Beginning units		876,996	807,699	1,828,979	1,912,124	715,736	703,800	824,921	798,523
Units purchased		289,652	768,647	502,464	612,929	109,088	282,342	93,616	221,089
Units redeemed		(482,528)	(699,350)	(626,482)	(696,074)	(196,941)	(270,406)	(146,952)	(194,691)

Ending units		684,120	876,996	1,704,961	1,828,979	627,883	715,736	771,585	824,921

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCBD1		NVCBD2		NVLCP2		TRF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$180,427	171,281	7,543	8,066	61,280	64,110	329,384	98,786
Realized gain (loss) on investments	302,473	100,750	22,256	9,397	126,803	34,723	2,604,752	(1,793,123)
Change in unrealized gain (loss) on investments	16,428	147,169	13,363	16,006	54,615	127,769	9,899,571	1,400,569
Reinvested capital gains	52,973	-	5,975	-	129,449	5,090	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	552,301	419,200	49,137	33,469	372,147	231,692	12,833,707	(293,768)

Equity transactions:
Purchase payments received from contract owners (note 3)	308,145	131,548	6,265	2,004	153,481	75,389	1,172,108	1,687,815
Transfers between funds	859,819	1,777,925	94,251	125,137	1,154,613	3,518,902	(2,474,688)	(4,051,845)
Redemptions (note 3)	(1,700,762)	(1,315,913)	(140,863)	(45,147)	(1,258,156)	(1,586,209)	(15,110,064)	(17,967,587)
Annuity benefits	(13,491)	(16,280)	-	-	(10,165)	(8,446)	(89,070)	(109,291)
Contract maintenance charges (note 2)	(335)	(331)	-	-	(84)	(61)	(6,758)	(7,520)
Contingent deferred sales charges (note 2)	(2,601)	(2,094)	(308)	(205)	(883)	(874)	(15,190)	(21,995)
Adjustments to maintain reserves	(234)	(172)	(21)	(9)	(150)	(121)	(1,348)	(1,587)

Net equity transactions	(549,459)	574,683	(40,676)	81,780	38,656	1,998,580	(16,525,010)	(20,472,010)

Net change in contract owners’ equity	2,842	993,883	8,461	115,249	410,803	2,230,272	(3,691,303)	(20,765,778)
Contract owners’ equity beginning of period	9,225,509	8,231,626	904,698	789,449	6,019,189	3,788,917	104,613,547	125,379,325

Contract owners’ equity end of period	$9,228,351	9,225,509	913,159	904,698	6,429,992	6,019,189	100,922,244	104,613,547

CHANGES IN UNITS:
Beginning units	766,295	722,330	79,379	72,196	463,061	307,535	8,372,529	9,987,008
Units purchased	503,431	380,521	11,410	14,839	201,501	435,178	154,058	217,952
Units redeemed	(549,613)	(336,556)	(14,767)	(7,656)	(196,449)	(279,652)	(1,380,386)	(1,832,431)

Ending units	720,113	766,295	76,022	79,379	468,113	463,061	7,146,201	8,372,529

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TRF2		GBF		GBF2		CAF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,033)	(5,111)	1,976,152	4,173,929	(3,889)	50,858	(144,403)	(141,493)
Realized gain (loss) on investments	(26,088)	(50,795)	2,136,203	352,878	72,364	50,663	2,112,701	2,718,191
Change in unrealized gain (loss) on investments	81,658	50,543	(6,786,423)	8,528,350	(181,347)	201,824	1,493,152	(3,102,540)
Reinvested capital gains	-	-	6,481,589	693,023	162,690	18,621	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,537	(5,363)	3,807,521	13,748,180	49,818	321,966	3,461,450	(525,842)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,009	-	3,213,595	2,591,277	8,474	33,554	561,295	803,860
Transfers between funds	(13,309)	(31,631)	(4,012,839)	(8,189,791)	(51,437)	(273,105)	304,172	1,187,579
Redemptions (note 3)	(109,133)	(110,323)	(32,180,724)	(43,853,866)	(1,324,788)	(2,174,926)	(3,973,008)	(4,881,868)
Annuity benefits	-	-	(186,593)	(194,681)	(688)	(687)	(6,679)	(6,611)
Contract maintenance charges (note 2)	-	-	(4,026)	(4,658)	-	-	(2,448)	(2,590)
Contingent deferred sales charges (note 2)	-	(84)	(35,254)	(36,010)	(337)	(844)	(4,248)	(6,673)
Adjustments to maintain reserves	(39)	22	(493)	(1,059)	113	29	(1,245)	(59)

Net equity transactions	(117,472)	(142,016)	(33,206,334)	(49,688,788)	(1,368,663)	(2,415,979)	(3,122,161)	(2,906,362)

Net change in contract owners’ equity	(64,935)	(147,379)	(29,398,813)	(35,940,608)	(1,318,845)	(2,094,013)	339,289	(3,432,204)
Contract owners’ equity beginning of period	475,742	623,121	220,056,209	255,996,817	5,858,817	7,952,830	27,451,305	30,883,509

Contract owners’ equity end of period	$410,807	475,742	190,657,396	220,056,209	4,539,972	5,858,817	27,790,594	27,451,305

CHANGES IN UNITS:
Beginning units	45,677	59,096	12,293,357	15,180,960	438,421	626,493	3,261,287	3,600,445
Units purchased	4,075	106	2,510,918	1,774,759	15,903	12,481	300,397	637,435
Units redeemed	(14,269)	(13,525)	(4,356,733)	(4,662,362)	(117,675)	(200,553)	(629,512)	(976,593)

Ending units	35,483	45,677	10,447,542	12,293,357	336,649	438,421	2,932,172	3,261,287

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIX8		GVIDA		NVDBL2		NVDCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$39,830	94,456	113,559	265,044	35,527	45,715	6,033	9,619
Realized gain (loss) on investments	(440,621)	265,374	(4,973,056)	(4,733,651)	71,212	77,194	25,146	28,116
Change in unrealized gain (loss) on investments	1,000,600	(1,395,427)	10,310,917	2,423,366	222,600	(143,231)	69,595	(60,306)
Reinvested capital gains	-	-	-	-	51,866	5,315	12,712	884

Net increase (decrease) in contract owners’ equity resulting from operations	599,809	(1,035,597)	5,451,420	(2,045,241)	381,205	(15,007)	113,486	(21,687)

Equity transactions:
Purchase payments received from contract owners (note 3)	40,012	58,777	861,151	836,394	101,200	39,061	26,796	123,063
Transfers between funds	(2,511,726)	4,029,646	(1,205,415)	(957,686)	728,177	970,111	129,707	69,079
Redemptions (note 3)	(288,580)	(738,160)	(3,954,065)	(7,443,131)	(463,412)	(602,968)	(200,100)	(266,857)
Annuity benefits	(999)	(2,050)	(113,109)	(108,139)	(1,826)	(1,837)	(1,168)	(1,170)
Contract maintenance charges (note 2)	(80)	(88)	(6,624)	(6,746)	(148)	(32)	(119)	(77)
Contingent deferred sales charges (note 2)	(881)	(1,047)	(19,205)	(33,150)	(229)	(619)	(1,999)	(771)
Adjustments to maintain reserves	(135)	(80)	(322)	(464)	(40)	(38)	(51)	(30)

Net equity transactions	(2,762,389)	3,346,998	(4,437,589)	(7,712,922)	363,722	403,678	(46,934)	(76,763)

Net change in contract owners’ equity	(2,162,580)	2,311,401	1,013,831	(9,758,163)	744,927	388,671	66,552	(98,450)
Contract owners’ equity beginning of period	5,435,586	3,124,185	39,753,319	49,511,482	4,400,981	4,012,310	1,017,972	1,116,422

Contract owners’ equity end of period	$3,273,006	5,435,586	40,767,150	39,753,319	5,145,908	4,400,981	1,084,524	1,017,972

CHANGES IN UNITS:
Beginning units	701,900	345,841	2,902,862	3,478,795	349,250	317,412	73,171	78,659
Units purchased	94,549	605,348	512,812	381,283	82,240	119,622	14,863	19,117
Units redeemed	(435,988)	(249,289)	(820,576)	(957,216)	(53,900)	(87,784)	(17,697)	(24,605)

Ending units	360,461	701,900	2,595,098	2,902,862	377,590	349,250	70,337	73,171

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIDC		GVIDM		GVDMA		GVDMC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$226,146	620,122	781,128	2,335,015	297,172	947,943	272,568	838,712
Realized gain (loss) on investments	163,471	(297,452)	(2,282,610)	(3,294,147)	(2,707,646)	(3,707,998)	(172,528)	(824,243)
Change in unrealized gain (loss) on investments	816,295	391,917	21,435,832	(1,491,985)	14,726,916	(752,315)	4,103,118	664,581
Reinvested capital gains	646,625	170,870	-	-	-	-	276,192	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,852,537	885,457	19,934,350	(2,451,117)	12,316,442	(3,512,370)	4,479,350	679,050

Equity transactions:
Purchase payments received from contract owners (note 3)	592,329	790,348	3,116,306	4,024,944	2,254,291	2,966,386	780,354	1,404,366
Transfers between funds	3,036,497	2,673,301	(3,535,321)	(5,112,383)	(2,600,800)	(4,665,571)	(1,083,453)	(1,358,547)
Redemptions (note 3)	(7,441,332)	(11,295,447)	(33,208,120)	(51,647,320)	(18,372,990)	(26,147,181)	(8,497,493)	(14,622,261)
Annuity benefits	(34,779)	(50,790)	(645,565)	(682,497)	(302,391)	(321,957)	(136,377)	(137,565)
Contract maintenance charges (note 2)	(1,052)	(1,150)	(11,658)	(11,936)	(13,764)	(15,337)	(3,225)	(3,656)
Contingent deferred sales charges (note 2)	(7,688)	(5,142)	(42,067)	(76,500)	(44,897)	(68,227)	(18,401)	(17,982)
Adjustments to maintain reserves	(471)	(12,089)	(4,518)	(7,139)	1,120	(3,252)	(46)	(116)

Net equity transactions	(3,856,496)	(7,900,969)	(34,330,943)	(53,512,831)	(19,079,431)	(28,255,139)	(8,958,641)	(14,735,761)

Net change in contract owners’ equity	(2,003,959)	(7,015,512)	(14,396,593)	(55,963,948)	(6,762,989)	(31,767,509)	(4,479,291)	(14,056,711)
Contract owners’ equity beginning of period	48,633,249	55,648,761	224,120,282	280,084,230	107,160,828	138,928,337	69,682,768	83,739,479

Contract owners’ equity end of period	$46,629,290	48,633,249	209,723,689	224,120,282	100,397,839	107,160,828	65,203,477	69,682,768

CHANGES IN UNITS:
Beginning units	3,695,621	4,288,835	15,869,278	19,697,426	7,590,233	9,585,870	4,970,184	6,041,482
Units purchased	714,789	629,719	658,854	823,638	219,608	446,203	248,024	389,239
Units redeemed	(1,001,266)	(1,222,933)	(3,001,619)	(4,651,786)	(1,510,328)	(2,441,840)	(869,344)	(1,460,537)

Ending units	3,409,144	3,695,621	13,526,513	15,869,278	6,299,513	7,590,233	4,348,864	4,970,184

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MCIF		SAM		NVMIG1		NVMIG3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(102,049)	(410,417)	(2,623,399)	(3,169,884)	30	32	(265,816)	109,834
Realized gain (loss) on investments	1,672,668	2,688,764	-	-	117	161	1,806,589	2,423,101
Change in unrealized gain (loss) on investments	6,565,448	(7,148,226)	-	-	5,294	(1,537)	5,322,966	(8,536,436)
Reinvested capital gains	6,418,782	1,642,981	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,554,849	(3,226,898)	(2,623,399)	(3,169,884)	5,441	(1,344)	6,863,739	(6,003,501)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,255,953	1,667,097	19,798,113	28,696,584	1,226	-	394,452	695,453
Transfers between funds	(6,343,905)	(2,965,487)	52,711,328	117,178,111	51,663	(416)	(1,735,951)	(1,738,541)
Redemptions (note 3)	(14,261,432)	(20,408,359)	(119,333,539)	(165,913,105)	-	-	(7,181,845)	(8,973,473)
Annuity benefits	(72,311)	(88,087)	(274,766)	(498,899)	-	-	(8,691)	(10,412)
Contract maintenance charges (note 2)	(2,439)	(2,853)	(3,940)	(4,366)	-	-	(1,447)	(1,580)
Contingent deferred sales charges (note 2)	(15,783)	(26,954)	(85,261)	(106,162)	-	-	(7,079)	(11,016)
Adjustments to maintain reserves	(628)	6,158	(11,356)	(10,419)	(12)	(2)	(524)	(474)

Net equity transactions	(19,440,545)	(21,818,485)	(47,199,421)	(20,658,256)	52,877	(418)	(8,541,085)	(10,040,043)

Net change in contract owners’ equity	(4,885,696)	(25,045,383)	(49,822,820)	(23,828,140)	58,318	(1,762)	(1,677,346)	(16,043,544)
Contract owners’ equity beginning of period	97,135,150	122,180,533	258,584,206	282,412,346	11,874	13,636	51,109,256	67,152,800

Contract owners’ equity end of period	$92,249,454	97,135,150	208,761,386	258,584,206	70,192	11,874	49,431,910	51,109,256

CHANGES IN UNITS:
Beginning units	3,748,165	4,548,842	21,235,532	22,936,653	870	896	6,118,224	7,207,413
Units purchased	163,045	476,348	12,995,450	26,242,335	3,675	96	159,785	283,029
Units redeemed	(847,992)	(1,277,025)	(16,888,179)	(27,943,456)	(57)	(122)	(1,111,521)	(1,372,218)

Ending units	3,063,218	3,748,165	17,342,803	21,235,532	4,488	870	5,166,488	6,118,224

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVDIV2		GVDIV3		GVDIV6		NVMLG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(23)	7	(71,638)	74,678	(6,320)	222	(169,232)	(315,475)
Realized gain (loss) on investments	(103)	(102)	(2,350,431)	(3,387,382)	(64,243)	(98,123)	723,827	634,688
Change in unrealized gain (loss) on investments	421	(337)	3,774,656	1,221,761	136,480	(386)	2,168,296	(1,250,747)
Reinvested capital gains	-	-	-	-	-	-	569,918	-

Net increase (decrease) in contract owners’ equity resulting from operations	295	(432)	1,352,587	(2,090,943)	65,917	(98,287)	3,292,809	(931,534)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	178,748	287,589	394	1,267	289,126	355,935
Transfers between funds	-	-	(327,222)	(830,746)	148	(1,522)	(800,871)	(1,620,023)
Redemptions (note 3)	14	14	(1,374,162)	(2,397,421)	(36,372)	(87,233)	(3,424,154)	(5,175,353)
Annuity benefits	(186)	(212)	-	-	(9,354)	(12,241)	(30,177)	(34,584)
Contract maintenance charges (note 2)	-	-	(466)	(593)	-	-	(1,439)	(1,417)
Contingent deferred sales charges (note 2)	-	-	(2,864)	(3,430)	(7)	(142)	(6,741)	(8,064)
Adjustments to maintain reserves	(1)	-	(365)	(115)	1,147	(24)	(1,590)	(6,862)

Net equity transactions	(173)	(198)	(1,526,331)	(2,944,716)	(44,044)	(99,895)	(3,975,846)	(6,490,368)

Net change in contract owners’ equity	122	(630)	(173,744)	(5,035,659)	21,873	(198,182)	(683,037)	(7,421,902)
Contract owners’ equity beginning of period	1,990	2,620	9,469,953	14,505,612	440,815	638,997	22,853,796	30,275,698

Contract owners’ equity end of period	$2,112	1,990	9,296,209	9,469,953	462,688	440,815	22,170,759	22,853,796

CHANGES IN UNITS:
Beginning units	195	212	712,738	905,151	32,579	39,415	2,538,927	3,235,185
Units purchased	1	1	124,783	76,046	2,676	1,054	263,513	398,659
Units redeemed	(17)	(18)	(233,589)	(268,459)	(4,805)	(7,890)	(658,816)	(1,094,917)

Ending units	179	195	603,932	712,738	30,450	32,579	2,143,624	2,538,927

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(9,002)	(12,585)	15,767	(7,632)	(19,498)	(30,113)	(956,816)	(1,096,454)
Realized gain (loss) on investments	38,399	73,672	(22,564)	(86,987)	131,244	182,814	5,719,988	7,617,033
Change in unrealized gain (loss) on investments	30,395	(83,249)	1,168,951	(894,703)	379,900	(543,243)	(1,331,738)	(11,580,475)
Reinvested capital gains	12,892	-	-	282,809	-	118,986	7,806,377	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,684	(22,162)	1,162,154	(706,513)	491,646	(271,556)	11,237,811	(5,059,896)

Equity transactions:
Purchase payments received from contract owners (note 3)	37,633	(18,101)	131,875	191,886	10,813	8,550	1,168,127	1,609,747
Transfers between funds	(35,569)	(149,711)	388,586	(136,524)	(69,447)	(515,390)	(3,693,233)	(5,413,692)
Redemptions (note 3)	(103,768)	(157,116)	(1,576,981)	(1,744,115)	(649,864)	(558,297)	(13,563,970)	(18,166,884)
Annuity benefits	(610)	(603)	(388)	(534)	(14,327)	(6,468)	(72,894)	(71,854)
Contract maintenance charges (note 2)	-	-	(168)	(229)	(16)	(20)	(3,367)	(3,417)
Contingent deferred sales charges (note 2)	(86)	-	(1,295)	(2,000)	(57)	(268)	(17,439)	(27,643)
Adjustments to maintain reserves	(35,876)	(23)	(324)	(542)	37,699	(134)	25,214	(600)

Net equity transactions	(138,276)	(325,554)	(1,058,695)	(1,692,058)	(685,199)	(1,072,027)	(16,157,562)	(22,074,343)

Net change in contract owners’ equity	(65,592)	(347,716)	103,459	(2,398,571)	(193,553)	(1,343,583)	(4,919,751)	(27,134,239)
Contract owners’ equity beginning of period	540,280	887,996	7,854,560	10,253,131	3,315,398	4,658,981	85,145,114	112,279,353

Contract owners’ equity end of period	$474,688	540,280	7,958,019	7,854,560	3,121,845	3,315,398	80,225,363	85,145,114

CHANGES IN UNITS:
Beginning units	62,261	97,408	806,019	978,492	390,315	510,297	9,057,308	11,324,227
Units purchased	189	435	193,239	233,184	4,095	4,979	242,930	566,102
Units redeemed	(14,548)	(35,582)	(297,885)	(405,657)	(86,601)	(124,961)	(1,794,553)	(2,833,021)

Ending units	47,902	62,261	701,373	806,019	307,809	390,315	7,505,685	9,057,308

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMMG2		NVMMV2		SCGF		SCGF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(76,776)	(88,355)	(46,627)	(245,423)	(267,591)	(312,143)	(6,447)	(8,626)
Realized gain (loss) on investments	388,477	685,093	2,569,169	3,359,910	898,874	(985,030)	4,938	(2,753)
Change in unrealized gain (loss) on investments	(102,103)	(957,891)	159,150	(5,489,242)	2,131,203	767,695	41,495	2,368
Reinvested capital gains	547,237	-	5,672,390	274,952	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	756,835	(361,153)	8,354,082	(2,099,803)	2,762,486	(529,478)	39,986	(9,011)

Equity transactions:
Purchase payments received from contract owners (note 3)	50,940	113,576	702,057	834,915	430,837	459,657	-	853
Transfers between funds	(312,927)	(1,260,854)	(2,164,846)	(2,655,023)	(1,181,060)	(1,143,829)	25,418	(25,760)
Redemptions (note 3)	(677,750)	(664,660)	(9,342,860)	(11,658,201)	(3,659,959)	(5,080,333)	(121,724)	(99,481)
Annuity benefits	-	-	(22,114)	(20,566)	(7,887)	(8,498)	(32)	(32)
Contract maintenance charges (note 2)	-	-	(1,336)	(1,500)	(891)	(970)	-	-
Contingent deferred sales charges (note 2)	-	-	(8,992)	(16,009)	(3,104)	(6,668)	(108)	(63)
Adjustments to maintain reserves	(70)	(80)	(723)	(302)	(552)	(688)	(41)	(42)

Net equity transactions	(939,807)	(1,812,018)	(10,838,814)	(13,516,686)	(4,422,616)	(5,781,329)	(96,487)	(124,525)

Net change in contract owners’ equity	(182,972)	(2,173,171)	(2,484,732)	(15,616,489)	(1,660,130)	(6,310,807)	(56,501)	(133,536)
Contract owners’ equity beginning of period	5,872,533	8,045,704	60,158,103	75,774,592	23,771,210	30,082,017	374,626	508,162

Contract owners’ equity end of period	$5,689,561	5,872,533	57,673,371	60,158,103	22,111,080	23,771,210	318,125	374,626

CHANGES IN UNITS:
Beginning units	641,306	828,610	6,072,780	7,386,826	1,683,899	2,093,550	39,878	52,561
Units purchased	25,644	44,535	134,230	311,157	149,307	423,172	2,588	2,044
Units redeemed	(117,900)	(231,839)	(1,145,690)	(1,625,203)	(436,377)	(832,823)	(12,014)	(14,727)

Ending units	549,050	641,306	5,061,320	6,072,780	1,396,829	1,683,899	30,452	39,878

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCVF		SCVF2		SCF		SCF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(290,000)	(715,822)	(10,690)	(15,315)	(907,477)	(620,048)	(31,776)	(28,847)
Realized gain (loss) on investments	(2,415,600)	(3,384,670)	19,474	(84,476)	(5,816,670)	(7,073,506)	(81,912)	(310,641)
Change in unrealized gain (loss) on investments	19,379,035	(2,265,549)	132,737	35,117	19,453,972	637,574	324,374	206,915
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,673,435	(6,366,041)	141,521	(64,674)	12,729,825	(7,055,980)	210,686	(132,573)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,088,900	1,427,244	923	2,877	885,343	1,315,658	(1)	6,127
Transfers between funds	(3,924,376)	(4,543,260)	(24,517)	(192,117)	(4,005,654)	(5,913,682)	(7,027)	(56,810)
Redemptions (note 3)	(13,822,451)	(19,543,830)	(191,407)	(190,594)	(13,453,715)	(18,153,976)	(226,367)	(805,481)
Annuity benefits	(43,183)	(46,368)	(90)	(87)	(49,169)	(58,675)	-	-
Contract maintenance charges (note 2)	(2,236)	(3,284)	-	-	(2,625)	(3,215)	-	-
Contingent deferred sales charges (note 2)	(11,703)	(26,769)	(4)	(168)	(11,786)	(25,414)	(2)	(346)
Adjustments to maintain reserves	(1,102)	584	(9)	(26)	(45,772)	146	(69)	18

Net equity transactions	(16,716,151)	(22,735,683)	(215,104)	(380,115)	(16,683,378)	(22,839,158)	(233,466)	(856,492)

Net change in contract owners’ equity	(42,716)	(29,101,724)	(73,583)	(444,789)	(3,953,553)	(29,895,138)	(22,780)	(989,065)
Contract owners’ equity beginning of period	93,771,708	122,873,432	840,302	1,285,091	95,007,696	124,902,834	1,690,573	2,679,638

Contract owners’ equity end of period	$93,728,992	93,771,708	766,719	840,302	91,054,143	95,007,696	1,667,793	1,690,573

CHANGES IN UNITS:
Beginning units	3,501,538	4,308,309	67,112	95,306	3,983,163	4,900,621	123,033	180,903
Units purchased	86,600	164,509	2,146	2,327	103,072	150,134	1,937	7,376
Units redeemed	(654,420)	(971,280)	(17,500)	(30,521)	(749,354)	(1,067,592)	(17,709)	(65,246)

Ending units	2,933,718	3,501,538	51,758	67,112	3,336,881	3,983,163	107,261	123,033

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSBF		NVSTB2		NVOLG1		NVOLG2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$843,565	2,026,721	7,765	53,424	(1,706,436)	(1,964,559)	(132,571)	(157,708)
Realized gain (loss) on investments	2,472,953	888,970	77,263	63,521	6,894,095	1,310,954	269,309	52,173
Change in unrealized gain (loss) on investments	3,209,477	(43,706)	160,584	(71,371)	57,222,440	(13,123,827)	1,320,959	(327,551)
Reinvested capital gains	-	-	-	-	-	1,506,699	-	38,300

Net increase (decrease) in contract owners’ equity resulting from operations	6,525,995	2,871,985	245,612	45,574	62,410,099	(12,270,733)	1,457,697	(394,786)

Equity transactions:
Purchase payments received from contract owners (note 3)	703,500	954,086	294,528	77,210	3,980,551	6,197,485	128,935	26,774
Transfers between funds	3,527,046	(1,618,783)	(750,669)	(2,352,960)	(17,637,828)	(39,340,123)	(238,390)	(964,564)
Redemptions (note 3)	(9,230,802)	(11,781,456)	(1,899,443)	(2,704,368)	(57,562,095)	(77,721,255)	(2,359,041)	(2,181,441)
Annuity benefits	(32,011)	(32,119)	(47,086)	(49,821)	(345,874)	(372,805)	(7,414)	(7,164)
Contract maintenance charges (note 2)	(575)	(641)	(159)	(135)	(13,604)	(14,688)	-	-
Contingent deferred sales charges (note 2)	(8,642)	(12,235)	(2,886)	(1,718)	(53,591)	(91,327)	(928)	(1,013)
Adjustments to maintain reserves	(689)	3,782	(176)	(228)	(4,872)	3,092	(1)	130

Net equity transactions	(5,042,173)	(12,487,366)	(2,405,891)	(5,032,020)	(71,637,313)	(111,339,621)	(2,476,839)	(3,127,278)

Net change in contract owners’ equity	1,483,822	(9,615,381)	(2,160,279)	(4,986,446)	(9,227,214)	(123,610,354)	(1,019,142)	(3,522,064)
Contract owners’ equity beginning of period	60,776,777	70,392,158	11,073,362	16,059,808	376,349,356	499,959,710	9,366,255	12,888,319

Contract owners’ equity end of period	$62,260,599	60,776,777	8,913,083	11,073,362	367,122,142	376,349,356	8,347,113	9,366,255

CHANGES IN UNITS:
Beginning units	3,529,900	4,263,225	998,649	1,469,186	27,561,260	35,443,657	708,208	934,222
Units purchased	624,672	660,832	123,223	422,215	589,116	896,751	16,251	8,761
Units redeemed	(894,459)	(1,394,157)	(339,208)	(892,752)	(5,260,485)	(8,779,148)	(182,541)	(234,775)

Ending units	3,260,113	3,529,900	782,664	998,649	22,889,891	27,561,260	541,918	708,208

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVTIV3		EIF		NVRE1		ALVGIB
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	56,090	61,610	9,783	37,080	(98,073)	(254,250)	(6,809)	(9,806)
Realized gain (loss) on investments		(96,155)	112,098	2,028,516	1,737,840	6,678,302	6,371,540	(62,940)	(93,990)
Change in unrealized gain (loss) on investments		564,600	(705,320)	1,686,887	(2,512,355)	(2,156,379)	(1,385,093)	255,934	169,396
Reinvested capital gains		58,833	3,935	-	-	8,596,787	398,333	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		583,368	(527,677)	3,725,186	(737,435)	13,020,637	5,130,530	186,185	65,600

Equity transactions:
Purchase payments received from contract owners (note 3)		58,102	153,471	310,451	373,266	903,154	1,274,330	30	-
Transfers between funds		806,951	252,644	(498,525)	684,950	(1,536,515)	(1,248,985)	42,873	(50,391)
Redemptions (note 3)		(486,782)	(560,553)	(3,154,321)	(5,002,889)	(13,210,987)	(17,107,749)	(235,857)	(179,669)
Annuity benefits		-	-	(36,177)	(37,476)	(49,385)	(43,355)	-	-
Contract maintenance charges (note 2)		(549)	(630)	(1,342)	(1,145)	(2,891)	(2,967)	-	-
Contingent deferred sales charges (note 2)		(2,022)	(1,977)	(5,889)	(6,263)	(15,031)	(25,603)	-	-
Adjustments to maintain reserves		(227)	(48)	(753)	(1,703)	(1,139)	(860)	(61)	(43)

Net equity transactions		375,473	(157,093)	(3,386,556)	(3,991,260)	(13,912,794)	(17,155,189)	(193,015)	(230,103)

Net change in contract owners’ equity		958,841	(684,770)	338,630	(4,728,695)	(892,157)	(12,024,659)	(6,830)	(164,503)
Contract owners’ equity beginning of period		3,140,657	3,825,427	22,720,156	27,448,851	93,335,814	105,360,473	1,283,870	1,448,373

Contract owners’ equity end of period	$	4,099,498	3,140,657	23,058,786	22,720,156	92,443,657	93,335,814	1,277,040	1,283,870

CHANGES IN UNITS:
Beginning units		266,383	281,143	1,921,900	2,221,826	9,422,684	11,210,732	118,845	139,314
Units purchased		92,312	115,920	197,108	405,612	954,998	1,053,802	9,691	3,378
Units redeemed		(64,571)	(130,680)	(475,094)	(705,538)	(2,233,203)	(2,841,850)	(25,560)	(23,847)

Ending units		294,124	266,383	1,643,914	1,921,900	8,144,479	9,422,684	102,976	118,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ALVPGB		ALVSVB		ACVIG		ACVIG2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(18,763)	(24,010)	(86,127)	(112,991)	535,392	257,200	(1,109)	(7,967)
Realized gain (loss) on investments		18,259	43,051	151,342	313,846	(216,697)	(383,192)	(52,504)	(56,407)
Change in unrealized gain (loss) on investments		149,484	(85,395)	874,154	(1,299,380)	6,857,406	1,468,022	181,032	89,283
Reinvested capital gains		-	-	240,873	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		148,980	(66,354)	1,180,242	(1,098,525)	7,176,101	1,342,030	127,419	24,909

Equity transactions:
Purchase payments received from contract owners (note 3)		4,802	3,762	193,660	134,518	695,536	923,946	35,048	675
Transfers between funds		(6,045)	(130,400)	(544,326)	30,964	145,281	(1,629,248)	17,981	(128,985)
Redemptions (note 3)		(216,322)	(366,022)	(1,519,801)	(1,571,546)	(9,003,443)	(10,540,728)	(249,371)	(335,113)
Annuity benefits		-	-	(34,444)	(36,212)	(22,598)	(25,290)	(403)	(381)
Contract maintenance charges (note 2)		-	-	(43)	(46)	(1,612)	(1,754)	-	-
Contingent deferred sales charges (note 2)		-	(49)	(570)	(1,049)	(7,873)	(12,699)	-	(241)
Adjustments to maintain reserves		(1,278)	(60)	(266)	(491)	(1,003)	125	51	42

Net equity transactions		(218,843)	(492,769)	(1,905,790)	(1,443,862)	(8,195,712)	(11,285,648)	(196,694)	(464,003)

Net change in contract owners’ equity		(69,863)	(559,123)	(725,548)	(2,542,387)	(1,019,611)	(9,943,618)	(69,275)	(439,094)
Contract owners’ equity beginning of period		1,049,090	1,608,213	7,773,755	10,316,142	55,966,800	65,910,418	1,072,863	1,511,957

Contract owners’ equity end of period	$	979,227	1,049,090	7,048,207	7,773,755	54,947,189	55,966,800	1,003,588	1,072,863

CHANGES IN UNITS:
Beginning units		104,755	151,328	630,824	751,905	4,001,635	4,808,008	97,513	139,202
Units purchased		1,774	1,759	105,235	313,422	299,825	204,792	5,377	1,673
Units redeemed		(21,524)	(48,332)	(237,479)	(434,503)	(815,071)	(1,011,165)	(21,518)	(43,362)

Ending units		85,005	104,755	498,580	630,824	3,486,389	4,001,635	81,372	97,513

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVIP2		ACVI		ACVI3		ACVMV1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$910,398	1,877,992	(3,233)	5,225	(922)	(421)	101,547	29,066
Realized gain (loss) on investments	1,795,963	817,750	14,324	170,437	6,556	4,662	397,125	1,084,722
Change in unrealized gain (loss) on investments	(10,111)	2,995,849	265,670	(413,572)	15,255	(23,951)	489,954	(1,663,985)
Reinvested capital gains	1,625,515	770,397	-	-	-	-	648,586	306,319

Net increase (decrease) in contract owners’ equity resulting from operations	4,321,765	6,461,988	276,761	(237,910)	20,889	(19,710)	1,637,212	(243,878)

Equity transactions:
Purchase payments received from contract owners (note 3)	798,686	1,159,003	193,303	251,891	(250)	2,517	97,307	304,285
Transfers between funds	903,784	11,720,137	(271,145)	(125,582)	(2,162)	2,632	(206,989)	2,072,247
Redemptions (note 3)	(9,557,966)	(12,191,461)	(260,286)	(446,565)	(20,878)	(19,268)	(1,250,736)	(1,808,930)
Annuity benefits	(156,267)	(140,570)	(1,362)	(2,381)	(589)	(631)	-	-
Contract maintenance charges (note 2)	(550)	(945)	-	-	(12)	(17)	(383)	(400)
Contingent deferred sales charges (note 2)	(5,758)	(13,812)	(1,156)	(1,689)	-	(12)	(1,889)	(2,362)
Adjustments to maintain reserves	(699)	(1,410)	173	(303)	100	94	(221)	409

Net equity transactions	(8,018,770)	530,942	(340,473)	(324,629)	(23,791)	(14,685)	(1,362,911)	565,249

Net change in contract owners’ equity	(3,697,005)	6,992,930	(63,712)	(562,539)	(2,902)	(34,395)	274,301	321,371
Contract owners’ equity beginning of period	72,925,370	65,932,440	1,579,777	2,142,316	119,717	154,112	11,406,526	11,085,155

Contract owners’ equity end of period	$69,228,365	72,925,370	1,516,065	1,579,777	116,815	119,717	11,680,827	11,406,526

CHANGES IN UNITS:
Beginning units	4,977,859	4,962,733	111,870	131,890	9,402	10,476	958,698	914,061
Units purchased	974,156	2,096,334	8,889	15,186	76	1,379	133,130	481,355
Units redeemed	(1,508,101)	(2,081,208)	(31,115)	(35,206)	(1,834)	(2,453)	(239,911)	(436,718)

Ending units	4,443,914	4,977,859	89,644	111,870	7,644	9,402	851,917	958,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVMV2		ACVU1		ACVV		DVSCS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$715	(2,933)	(1,263)	(4,264)	16,322	20,217	(169,538)	(125,533)
Realized gain (loss) on investments	(1,225)	(5,987)	69,989	2,350	24,153	(98,591)	1,924,971	2,728,537
Change in unrealized gain (loss) on investments	34,389	(19,760)	(17,278)	603	226,680	69,265	776,328	(2,794,290)
Reinvested capital gains	24,077	14,005	-	-	-	-	847,920	64,997

Net increase (decrease) in contract owners’ equity resulting from operations	57,956	(14,675)	51,448	(1,311)	267,155	(9,109)	3,379,681	(126,289)

Equity transactions:
Purchase payments received from contract owners (note 3)	659	(1)	200	-	194,317	283,489	593,916	389,510
Transfers between funds	(23,760)	(11,582)	(264,696)	-	(96,126)	51,653	(656,004)	1,197,689
Redemptions (note 3)	(18,432)	(14,583)	(8,595)	(9,173)	(434,596)	(519,359)	(3,220,861)	(4,103,472)
Annuity benefits	(31,185)	(41,451)	-	-	(23)	-	(39,262)	(43,337)
Contract maintenance charges (note 2)	-	-	-	-	1	-	(1,327)	(1,123)
Contingent deferred sales charges (note 2)	-	(230)	-	-	(811)	(2,185)	(4,469)	(8,800)
Adjustments to maintain reserves	(1,105)	(7)	4	-	670	6,858	(393)	(604)

Net equity transactions	(73,823)	(67,854)	(273,087)	(9,173)	(336,568)	(179,544)	(3,328,400)	(2,570,137)

Net change in contract owners’ equity	(15,867)	(82,529)	(221,639)	(10,484)	(69,413)	(188,653)	51,281	(2,696,426)
Contract owners’ equity beginning of period	461,157	543,686	235,497	245,981	2,139,747	2,328,400	24,365,231	27,061,657

Contract owners’ equity end of period	$445,290	461,157	13,858	235,497	2,070,334	2,139,747	24,416,512	24,365,231

CHANGES IN UNITS:
Beginning units	33,862	38,845	22,767	23,615	108,358	117,661	1,559,234	1,716,152
Units purchased	1,614	469	83,223	-	9,047	9,426	303,818	460,476
Units redeemed	(7,031)	(5,452)	(104,793)	(848)	(25,141)	(18,729)	(497,921)	(617,394)

Ending units	28,445	33,862	1,197	22,767	92,264	108,358	1,365,131	1,559,234

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DCAP		DCAPS		DSC		DVIV
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,724,538	342,974	16,599	(3,693)	(399)	(561)	1,571	1,033
Realized gain (loss) on investments	414,890	85,675	(5,431)	(16,797)	2,316	9,281	(11,928)	(9,243)
Change in unrealized gain (loss) on investments	3,755,580	4,286,498	92,804	123,769	5,079	(17,463)	18,475	(12,247)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,895,008	4,715,147	103,972	103,279	6,996	(8,743)	8,118	(20,457)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,340,875	1,166,023	752	11,181	1,487	1,527	-	-
Transfers between funds	4,071,721	8,106,920	14,960	59,391	(52)	(4,078)	-	-
Redemptions (note 3)	(9,344,431)	(10,539,930)	(310,355)	(422,935)	(23,213)	(35,309)	(32,018)	(13,843)
Annuity benefits	(50,007)	(49,836)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,296)	(1,333)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,633)	(13,194)	(1,447)	(140)	-	(15)	-	-
Adjustments to maintain reserves	(1,225)	(1,032)	(27)	(91)	(5)	(22)	11	(6)

Net equity transactions	(3,997,996)	(1,332,382)	(296,117)	(352,594)	(21,783)	(37,897)	(32,007)	(13,849)

Net change in contract owners’ equity	1,897,012	3,382,765	(192,145)	(249,315)	(14,787)	(46,640)	(23,889)	(34,306)
Contract owners’ equity beginning of period	63,996,709	60,613,944	1,372,470	1,621,785	46,165	92,805	83,013	117,319

Contract owners’ equity end of period	$65,893,721	63,996,709	1,180,325	1,372,470	31,378	46,165	59,124	83,013

CHANGES IN UNITS:
Beginning units	3,822,632	3,905,064	111,004	139,376	4,774	8,165	6,452	7,345
Units purchased	831,000	955,974	7,733	24,296	136	3,109	-	-
Units redeemed	(1,021,974)	(1,038,406)	(30,382)	(52,668)	(2,170)	(6,500)	(2,394)	(893)

Ending units	3,631,658	3,822,632	88,355	111,004	2,740	4,774	4,058	6,452

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FCA2S		FHIBS		FQB		FQBS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(7,239)	(7,839)	114,353	164,554	3,390,985	5,358,032	86,270	172,771
Realized gain (loss) on investments	15,559	17,114	170,875	3,592	801,143	(374,374)	36,114	47,082
Change in unrealized gain (loss) on investments	3,694	(48,939)	(31,484)	(88,808)	4,929,705	(3,322,361)	187,425	(197,055)
Reinvested capital gains	25,080	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,094	(39,664)	253,744	79,338	9,121,833	1,661,297	309,809	22,798

Equity transactions:
Purchase payments received from contract owners (note 3)	1,405	675	15,589	6,333	983,919	1,238,389	39,624	3,834
Transfers between funds	(14,952)	(5,072)	99,560	174,040	(1,840,287)	(2,740,212)	(160,050)	170,113
Redemptions (note 3)	(193,574)	(66,878)	(430,668)	(586,768)	(15,430,596)	(23,850,354)	(707,007)	(1,442,566)
Annuity benefits	-	-	(207)	(197)	(73,399)	(75,309)	(712)	(707)
Contract maintenance charges (note 2)	-	-	-	-	(1,383)	(1,559)	-	-
Contingent deferred sales charges (note 2)	(1,151)	-	(55)	(709)	(8,812)	(21,429)	(52)	(307)
Adjustments to maintain reserves	(41)	(9)	31	(93)	3,233	(668)	91	31

Net equity transactions	(208,313)	(71,284)	(315,750)	(407,394)	(16,367,325)	(25,451,142)	(828,106)	(1,269,602)

Net change in contract owners’ equity	(171,219)	(110,948)	(62,006)	(328,056)	(7,245,492)	(23,789,845)	(518,297)	(1,246,804)
Contract owners’ equity beginning of period	496,562	607,510	2,243,055	2,571,111	113,296,268	137,086,113	4,546,619	5,793,423

Contract owners’ equity end of period	$325,343	496,562	2,181,049	2,243,055	106,050,776	113,296,268	4,028,322	4,546,619

CHANGES IN UNITS:
Beginning units	50,099	56,848	131,217	154,353	6,746,552	8,254,166	345,820	439,803
Units purchased	543	217	14,097	19,131	588,019	434,428	10,851	22,351
Units redeemed	(20,401)	(6,966)	(31,769)	(42,267)	(1,510,621)	(1,942,042)	(71,893)	(116,334)

Ending units	30,241	50,099	113,545	131,217	5,823,950	6,746,552	284,778	345,820

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FVSS2		FCS		FNRS2		FEIS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(10,755)	(10,661)	16,594	(28,580)	(98,065)	(107,199)	3,838,618	2,746,479
Realized gain (loss) on investments	(3)	(74,130)	(212,329)	(48,752)	3,216,148	149,367	(8,047,487)	(10,102,212)
Change in unrealized gain (loss) on investments	179,512	(4,746)	1,838,899	(345,175)	(2,547,635)	(2,095,750)	22,821,298	7,362,541
Reinvested capital gains	-	-	-	-	-	-	13,681,559	-

Net increase (decrease) in contract owners’ equity resulting from operations	168,754	(89,537)	1,643,164	(422,507)	570,448	(2,053,582)	32,293,988	6,808

Equity transactions:
Purchase payments received from contract owners (note 3)	5,872	7,326	1,129,890	1,490,643	465,590	892,351	2,726,839	3,068,096
Transfers between funds	(49,833)	(71,052)	(145,076)	(112,961)	(3,411,903)	706,885	(4,186,518)	(6,559,943)
Redemptions (note 3)	(237,389)	(153,561)	(1,825,205)	(3,123,499)	(3,435,503)	(4,080,751)	(35,093,679)	(39,639,507)
Annuity benefits	-	-	(132)	5	(23,851)	(18,867)	(149,559)	(158,222)
Contract maintenance charges (note 2)	-	-	(25)	(18)	(976)	(1,034)	(3,748)	(4,244)
Contingent deferred sales charges (note 2)	(14)	(23)	(7,154)	(15,503)	(6,094)	(7,273)	(26,384)	(43,717)
Adjustments to maintain reserves	(22)	(65)	(917)	3,634	(643)	(1,639)	1,036	779

Net equity transactions	(281,386)	(217,375)	(848,619)	(1,757,699)	(6,413,380)	(2,510,328)	(36,732,013)	(43,336,758)

Net change in contract owners’ equity	(112,632)	(306,912)	794,545	(2,180,206)	(5,842,932)	(4,563,910)	(4,438,025)	(43,329,950)
Contract owners’ equity beginning of period	769,295	1,076,207	11,188,582	13,368,788	22,514,971	27,078,881	215,838,261	259,168,211

Contract owners’ equity end of period	$656,663	769,295	11,983,127	11,188,582	16,672,039	22,514,971	211,400,236	215,838,261

CHANGES IN UNITS:
Beginning units	61,512	76,877	545,334	627,694	2,263,082	2,554,064	14,580,614	17,468,381
Units purchased	473	2,384	21,758	34,215	459,261	1,124,827	494,088	776,189
Units redeemed	(19,766)	(17,749)	(59,392)	(116,575)	(1,109,928)	(1,415,809)	(2,752,326)	(3,663,956)

Ending units	42,219	61,512	507,700	545,334	1,612,415	2,263,082	12,322,376	14,580,614

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FEI2		FF10S		FF10S2		FF20S
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$43,630	14,618	55,232	102,254	(173)	(191)	88,078	76,646
Realized gain (loss) on investments	(328,302)	(480,890)	707,535	(1,073)	1,108	482	396,337	(77,005)
Change in unrealized gain (loss) on investments	672,548	435,445	87,569	(329,188)	3,250	(1,912)	408,979	(239,459)
Reinvested capital gains	312,136	-	144,611	53,279	853	298	112,591	31,484

Net increase (decrease) in contract owners’ equity resulting from operations	700,012	(30,827)	994,947	(174,728)	5,038	(1,323)	1,005,985	(208,334)

Equity transactions:
Purchase payments received from contract owners (note 3)	32,035	9,148	116,098	94,913	27	-	490,083	308,712
Transfers between funds	(50,780)	(234,502)	352,617	2,595,734	10,730	-	1,631,053	926,685
Redemptions (note 3)	(1,071,802)	(1,422,519)	(1,730,265)	(1,575,444)	(3,874)	(2,836)	(1,233,940)	(1,246,588)
Annuity benefits	-	-	(7,185)	(8,393)	(5,808)	(5,798)	(5,132)	(7,730)
Contract maintenance charges (note 2)	-	-	(107)	(109)	-	-	(909)	(971)
Contingent deferred sales charges (note 2)	(524)	(1,330)	(682)	(2,753)	-	-	(14,606)	(8,254)
Adjustments to maintain reserves	(118)	42	(151)	(180)	1	-	(173)	(529)

Net equity transactions	(1,091,189)	(1,649,161)	(1,269,675)	1,103,768	1,076	(8,634)	866,376	(28,675)

Net change in contract owners’ equity	(391,177)	(1,679,988)	(274,728)	929,040	6,114	(9,957)	1,872,361	(237,009)
Contract owners’ equity beginning of period	5,066,400	6,746,388	10,348,481	9,419,441	56,041	65,998	8,233,917	8,470,926

Contract owners’ equity end of period	$4,675,223	5,066,400	10,073,753	10,348,481	62,155	56,041	10,106,278	8,233,917

CHANGES IN UNITS:
Beginning units	459,405	604,329	915,875	819,834	4,823	5,528	763,176	767,233
Units purchased	12,564	14,050	171,430	328,846	830	19	214,020	176,359
Units redeemed	(103,101)	(158,974)	(281,633)	(232,805)	(789)	(724)	(140,657)	(180,416)

Ending units	368,868	459,405	805,672	915,875	4,864	4,823	836,539	763,176

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FF20S2		FF30S		FF30S2		FGOS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(205)	(74)	59,024	64,930	816	1,299	(6,798)	(7,455)
Realized gain (loss) on investments	(722)	(1,340)	275,876	163,154	18,397	(36,619)	57,271	(15,374)
Change in unrealized gain (loss) on investments	13,537	(3,449)	472,428	(530,600)	16,310	22,152	65,438	31,851
Reinvested capital gains	1,627	518	59,084	18,769	2,764	944	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,237	(4,345)	866,412	(283,747)	38,287	(12,224)	115,911	9,022

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	294,919	164,435	(47)	-	63,690	54,183
Transfers between funds	-	-	212,562	2,380,020	(9,222)	6,046	335,460	67,496
Redemptions (note 3)	(3,493)	(6,068)	(907,756)	(1,136,635)	(18,154)	(19,316)	(187,235)	(207,032)
Annuity benefits	(8,354)	(8,477)	-	-	(15,287)	(26,389)	-	-
Contract maintenance charges (note 2)	-	16	(1,559)	(1,555)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(9,503)	(5,346)	-	-	(535)	(1,138)
Adjustments to maintain reserves	-	(2)	(130)	(133)	(995)	(4)	(322)	344

Net equity transactions	(11,847)	(14,531)	(411,467)	1,400,786	(43,705)	(39,663)	211,058	(86,147)

Net change in contract owners’ equity	2,390	(18,876)	454,945	1,117,039	(5,418)	(51,887)	326,969	(77,125)
Contract owners’ equity beginning of period	134,787	153,663	6,195,674	5,078,635	311,288	363,175	650,728	727,853

Contract owners’ equity end of period	$137,177	134,787	6,650,619	6,195,674	305,870	311,288	977,697	650,728

CHANGES IN UNITS:
Beginning units	11,497	12,701	605,991	478,176	26,670	29,732	65,159	73,468
Units purchased	72	80	112,785	337,220	166	18,507	38,961	8,176
Units redeemed	(1,015)	(1,284)	(149,320)	(209,405)	(3,743)	(21,569)	(21,072)	(16,485)

Ending units	10,554	11,497	569,456	605,991	23,093	26,670	83,048	65,159

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FGS		FG2		FHIS		FHISR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,007,739)	(1,479,552)	(35,698)	(44,928)	2,008,375	2,673,799	2,992,861	3,565,022
Realized gain (loss) on investments	10,496,309	11,048,936	158,906	110,329	(1,084,976)	(1,629,820)	(132,703)	3,075,554
Change in unrealized gain (loss) on investments	10,705,775	(11,192,664)	160,312	(108,371)	4,724,097	522,628	3,437,949	(4,607,318)
Reinvested capital gains	-	600,523	-	9,111	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,194,345	(1,022,757)	283,520	(33,859)	5,647,496	1,566,607	6,298,107	2,033,258

Equity transactions:
Purchase payments received from contract owners (note 3)	2,549,727	3,664,485	12,193	17,132	179,848	208,033	938,889	875,536
Transfers between funds	(6,389,785)	(241,583)	(133,067)	36,903	(1,502,004)	(2,018,443)	3,246,988	(892,666)
Redemptions (note 3)	(23,342,846)	(27,823,174)	(280,073)	(501,473)	(6,725,622)	(10,603,795)	(5,183,042)	(6,873,996)
Annuity benefits	(83,929)	(91,879)	-	-	(15,405)	(15,182)	-	-
Contract maintenance charges (note 2)	(6,863)	(7,435)	-	-	(557)	(630)	(305)	(287)
Contingent deferred sales charges (note 2)	(19,724)	(36,628)	(154)	(481)	(2,809)	(7,803)	(3,189)	(5,596)
Adjustments to maintain reserves	(3,562)	(662)	(45)	(37)	(1,174)	(244)	(463)	(381)

Net equity transactions	(27,296,982)	(24,536,876)	(401,146)	(447,956)	(8,067,723)	(12,438,064)	(1,001,122)	(6,897,390)

Net change in contract owners’ equity	(7,102,637)	(25,559,633)	(117,626)	(481,815)	(2,420,227)	(10,871,457)	5,296,985	(4,864,132)
Contract owners’ equity beginning of period	154,981,265	180,540,898	2,294,256	2,776,071	47,085,523	57,956,980	59,333,297	64,197,429

Contract owners’ equity end of period	$147,878,628	154,981,265	2,176,630	2,294,256	44,665,296	47,085,523	64,630,282	59,333,297

CHANGES IN UNITS:
Beginning units	11,526,597	13,259,948	224,696	266,660	3,441,039	4,355,171	4,959,858	5,516,431
Units purchased	595,238	1,397,865	17,152	9,507	12,158	21,961	3,762,009	4,144,213
Units redeemed	(2,426,078)	(3,131,216)	(52,100)	(51,471)	(563,875)	(936,093)	(3,931,896)	(4,700,786)

Ending units	9,695,757	11,526,597	189,748	224,696	2,889,322	3,441,039	4,789,971	4,959,858

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FIGBS		FMCS		FMC2		FOS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$622,054	1,273,942	(235,750)	(457,384)	(89,540)	(137,225)	104,879	24,194
Realized gain (loss) on investments	1,596,311	858,832	1,779,111	656,225	(22,415)	(41,461)	158,806	523,375
Change in unrealized gain (loss) on investments	(1,032,107)	(86,490)	434,115	(5,614,047)	352,842	(731,892)	2,295,233	(3,930,486)
Reinvested capital gains	1,614,466	1,819,183	2,677,468	71,098	472,090	11,506	48,050	37,957

Net increase (decrease) in contract owners’ equity resulting from operations	2,800,724	3,865,467	4,654,944	(5,344,108)	712,977	(899,072)	2,606,968	(3,344,960)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,116,534	858,884	821,888	870,715	14,413	31,338	96,961	73,690
Transfers between funds	134,219	(2,213,864)	(3,168,250)	(3,823,575)	(60,806)	(217,936)	(661,647)	(951,589)
Redemptions (note 3)	(9,077,942)	(12,309,626)	(5,665,934)	(7,442,249)	(653,761)	(1,847,496)	(1,785,026)	(2,873,589)
Annuity benefits	(94,958)	(131,692)	(368)	(386)	(83,330)	(97,858)	(7,862)	(8,133)
Contract maintenance charges (note 2)	(1,587)	(1,736)	(1,092)	(1,180)	(115)	-	(103)	(111)
Contingent deferred sales charges (note 2)	(9,936)	(13,557)	(9,348)	(9,364)	(165)	(1,195)	(625)	(1,512)
Adjustments to maintain reserves	1,452	(567)	(370)	880	(778)	341	(41,917)	125

Net equity transactions	(7,932,218)	(13,812,158)	(8,023,474)	(10,405,159)	(784,542)	(2,132,806)	(2,400,219)	(3,761,119)

Net change in contract owners’ equity	(5,131,494)	(9,946,691)	(3,368,530)	(15,749,267)	(71,565)	(3,031,878)	206,749	(7,106,079)
Contract owners’ equity beginning of period	64,302,226	74,248,917	37,261,808	53,011,075	5,980,712	9,012,590	14,533,560	21,639,639

Contract owners’ equity end of period	$59,170,732	64,302,226	33,893,278	37,261,808	5,909,147	5,980,712	14,740,309	14,533,560

CHANGES IN UNITS:
Beginning units	4,529,810	5,555,592	3,553,566	4,461,090	257,566	352,256	1,153,475	1,404,565
Units purchased	736,725	1,077,648	330,826	926,720	4,966	13,332	2,101	3,099
Units redeemed	(1,290,560)	(2,103,430)	(1,037,224)	(1,834,244)	(36,913)	(108,022)	(175,797)	(254,189)

Ending units	3,975,975	4,529,810	2,847,168	3,553,566	225,619	257,566	979,779	1,153,475

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FO2R		FOSR		FVSS		FTVIS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(4,349)	(25,764)	159,109	19,945	(71,734)	(41,324)	2,759,841	2,460,546
Realized gain (loss) on investments	(364,688)	(361,741)	(2,574,884)	(2,960,978)	997,729	1,602,103	(1,136,842)	(1,751,601)
Change in unrealized gain (loss) on investments	824,528	(279,748)	6,723,028	(2,890,730)	1,664,721	(2,764,699)	4,019,195	(104,092)
Reinvested capital gains	9,057	7,343	79,665	65,120	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	464,548	(659,910)	4,386,918	(5,766,643)	2,590,716	(1,203,920)	5,642,194	604,853

Equity transactions:
Purchase payments received from contract owners (note 3)	26,902	16,164	326,776	853,253	122,535	238,526	734,595	793,142
Transfers between funds	756	(7,211)	(585,648)	(1,528,878)	78,663	(1,742,283)	5,129,242	3,033,534
Redemptions (note 3)	(553,414)	(835,935)	(4,281,477)	(5,438,703)	(1,680,677)	(2,230,665)	(7,068,034)	(7,569,567)
Annuity benefits	(148)	(162)	(37,534)	(50,525)	(12,111)	(13,387)	(62,496)	(78,023)
Contract maintenance charges (note 2)	-	-	(832)	(1,014)	(502)	(454)	(514)	(572)
Contingent deferred sales charges (note 2)	(94)	(741)	(4,294)	(9,012)	(1,868)	(3,605)	(6,731)	(5,407)
Adjustments to maintain reserves	(73)	(4)	386	(346)	(346)	(274)	(493)	(112)

Net equity transactions	(526,071)	(827,889)	(4,582,623)	(6,175,225)	(1,494,306)	(3,752,142)	(1,274,431)	(3,827,005)

Net change in contract owners’ equity	(61,523)	(1,487,799)	(195,705)	(11,941,868)	1,096,410	(4,956,062)	4,367,763	(3,222,152)
Contract owners’ equity beginning of period	2,736,362	4,224,161	24,470,768	36,412,636	10,608,366	15,564,428	49,736,759	52,958,911

Contract owners’ equity end of period	$2,674,839	2,736,362	24,275,063	24,470,768	11,704,776	10,608,366	54,104,522	49,736,759

CHANGES IN UNITS:
Beginning units	239,221	299,579	1,944,416	2,367,047	774,871	1,026,381	4,067,800	4,370,430
Units purchased	8,657	12,655	107,924	221,064	133,456	81,308	862,835	1,047,141
Units redeemed	(50,232)	(73,013)	(435,467)	(643,695)	(228,174)	(332,818)	(948,704)	(1,349,771)

Ending units	197,646	239,221	1,616,873	1,944,416	680,153	774,871	3,981,931	4,067,800

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVRD2		FTVSV2		FTVDM3		TIF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,018	(56)	(46,696)	(70,881)	31,838	(20,240)	422	123
Realized gain (loss) on investments	17,915	6,211	154,816	4,960,357	49,068	1,797,198	(1,117)	477
Change in unrealized gain (loss) on investments	50,059	22,538	1,964,911	(5,857,628)	859,667	(3,748,153)	4,406	(3,827)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,992	28,693	2,073,031	(968,152)	940,573	(1,971,195)	3,711	(3,227)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(980)	191,668	504,630	96,919	147,869	-	-
Transfers between funds	(5,285)	85,888	(1,991,730)	(5,235,706)	3,153,148	(2,935,069)	(1,770)	-
Redemptions (note 3)	(44,015)	(15,276)	(2,244,826)	(3,211,677)	(1,326,648)	(1,956,437)	387	367
Annuity benefits	(59,770)	(58,880)	(27,425)	(34,520)	(19,185)	(20,908)	(2,356)	(3,029)
Contract maintenance charges (note 2)	(141)	-	(510)	(547)	(250)	(280)	(1)	-
Contingent deferred sales charges (note 2)	(47)	(89)	(3,089)	(3,471)	(1,701)	(1,873)	-	-
Adjustments to maintain reserves	(577)	(14)	(840)	(265)	(357)	(338)	(53)	(7)

Net equity transactions	(109,835)	10,649	(4,076,752)	(7,981,556)	1,901,926	(4,767,036)	(3,793)	(2,669)

Net change in contract owners’ equity	(40,843)	39,342	(2,003,721)	(8,949,708)	2,842,499	(6,738,231)	(82)	(5,896)
Contract owners’ equity beginning of period	717,755	678,413	14,485,865	23,435,573	7,751,919	14,490,150	24,991	30,887

Contract owners’ equity end of period	$676,912	717,755	12,482,144	14,485,865	10,594,418	7,751,919	24,909	24,991

CHANGES IN UNITS:
Beginning units	55,911	55,395	1,387,527	2,143,936	715,467	1,121,698	1,784	1,946
Units purchased	551	7,298	161,943	1,374,758	432,576	360,108	34	29
Units redeemed	(8,738)	(6,782)	(531,865)	(2,131,167)	(269,998)	(766,339)	(295)	(191)

Ending units	47,724	55,911	1,017,605	1,387,527	878,045	715,467	1,523	1,784

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TIF3		FTVGI3		FTVFA2		AMTB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$139,763	50,515	2,725,968	2,643,973	73,402	(48,098)	362,324	648,523
Realized gain (loss) on investments	47,854	1,114,352	1,512,368	894,787	94,371	288,294	(110,267)	(59,754)
Change in unrealized gain (loss) on investments	1,065,593	(2,144,565)	2,414,958	(5,221,208)	286,373	(405,392)	471,312	(794,698)
Reinvested capital gains	-	-	84,184	386,748	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,253,210	(979,698)	6,737,478	(1,295,700)	454,146	(165,196)	723,369	(205,929)

Equity transactions:
Purchase payments received from contract owners (note 3)	83,994	94,806	554,608	1,079,282	48,254	170,692	264,977	227,236
Transfers between funds	1,323,273	286,454	(2,191,316)	4,271,807	(533,533)	225,531	1,383,839	(2,217,601)
Redemptions (note 3)	(847,531)	(937,673)	(9,466,423)	(7,877,165)	(501,271)	(567,544)	(4,736,746)	(5,288,911)
Annuity benefits	(17,433)	(22,430)	(21,380)	(22,540)	(2,283)	(2,319)	(39,719)	(40,276)
Contract maintenance charges (note 2)	(135)	(152)	(539)	(589)	(68)	(73)	(516)	(597)
Contingent deferred sales charges (note 2)	(907)	(1,203)	(6,216)	(8,129)	(1,429)	(674)	(3,153)	(17,159)
Adjustments to maintain reserves	(287)	(209)	(440)	3,646	(152)	(188)	(365)	(1,642)

Net equity transactions	540,974	(580,407)	(11,131,706)	(2,553,688)	(990,482)	(174,575)	(3,131,683)	(7,338,950)

Net change in contract owners’ equity	1,794,184	(1,560,105)	(4,394,228)	(3,849,388)	(536,336)	(339,771)	(2,408,314)	(7,544,879)
Contract owners’ equity beginning of period	7,246,638	8,806,743	54,726,498	58,575,886	4,119,862	4,459,633	22,807,083	30,351,962

Contract owners’ equity end of period	$9,040,822	7,246,638	50,332,270	54,726,498	3,583,526	4,119,862	20,398,769	22,807,083

CHANGES IN UNITS:
Beginning units	745,150	798,014	3,466,837	3,633,038	452,981	478,144	2,113,398	2,809,299
Units purchased	219,355	340,412	382,640	1,082,426	49,543	221,688	267,265	282,604
Units redeemed	(165,480)	(393,276)	(1,046,071)	(1,248,627)	(157,460)	(246,851)	(577,285)	(978,505)

Ending units	799,025	745,150	2,803,406	3,466,837	345,064	452,981	1,803,378	2,113,398

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMGP		AMCG		AMTP		AMFAS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(2,775)	(2,494)	(4,943)	(6,052)	(663)	(973)	(16,465)	(25,400)
Realized gain (loss) on investments	10,098	2,362	27,660	92,063	363	3,160	(23,860)	285,891
Change in unrealized gain (loss) on investments	10,863	(8,882)	6,811	(89,534)	7,394	(9,978)	128,915	(368,121)
Reinvested capital gains	1,362	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,548	(9,014)	29,528	(3,523)	7,094	(7,791)	88,590	(107,630)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,310	868	(16,448)	53,625	1,205	(1,587)	4,631	36,108
Transfers between funds	143	(2,837)	(31,625)	(49,127)	3,244	(598)	(73,197)	(119,243)
Redemptions (note 3)	(31,974)	(4,082)	(15,533)	(155,032)	(1,940)	(5,836)	(256,524)	(269,497)
Annuity benefits	-	-	651	(5,896)	-	-	(2,826)	(2,961)
Contract maintenance charges (note 2)	(17)	(17)	(39)	(39)	(7)	(3)	(14)	(15)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(90)	(259)
Adjustments to maintain reserves	-	(6)	345	158	(4)	(28)	(74)	(128)

Net equity transactions	(30,538)	(6,074)	(62,649)	(156,311)	2,498	(8,052)	(328,094)	(355,995)

Net change in contract owners’ equity	(10,990)	(15,088)	(33,121)	(159,834)	9,592	(15,843)	(239,504)	(463,625)
Contract owners’ equity beginning of period	184,483	199,571	290,341	450,175	46,304	62,147	1,278,907	1,742,532

Contract owners’ equity end of period	$173,493	184,483	257,220	290,341	55,896	46,304	1,039,403	1,278,907

CHANGES IN UNITS:
Beginning units	15,702	16,109	17,132	25,562	4,144	4,601	137,510	185,434
Units purchased	81	87	87	5,783	532	841	28,449	288,917
Units redeemed	(2,574)	(494)	(2,317)	(14,213)	(271)	(1,298)	(63,209)	(336,841)

Ending units	13,209	15,702	14,902	17,132	4,405	4,144	102,750	137,510

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMSRS		OVGR		OVGS3		OVGS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(70,094)	(76,036)	(13,458)	(22,980)	726,914	139,692	461,468	117,213
Realized gain (loss) on investments	265,344	669,607	60,842	66,277	(927,247)	1,000,530	2,771,845	6,398,466
Change in unrealized gain (loss) on investments	564,121	(1,023,629)	312,674	(102,915)	13,444,656	(8,792,391)	5,125,843	(11,277,489)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	759,371	(430,058)	360,058	(59,618)	13,244,323	(7,652,169)	8,359,156	(4,761,810)

Equity transactions:
Purchase payments received from contract owners (note 3)	80,063	87,260	372,461	575,543	1,498,540	1,883,559	106,423	150,105
Transfers between funds	(362,609)	28,762	(65,090)	(274,614)	(2,597,372)	(1,914,888)	(1,965,669)	(3,844,543)
Redemptions (note 3)	(1,037,443)	(1,175,821)	(699,066)	(793,868)	(11,395,311)	(15,773,275)	(6,611,537)	(10,894,228)
Annuity benefits	(3,584)	(3,888)	(79)	(5,360)	(39,823)	(49,979)	(39,209)	(42,704)
Contract maintenance charges (note 2)	(236)	(275)	-	-	(2,722)	(3,087)	(437)	(614)
Contingent deferred sales charges (note 2)	(837)	(1,055)	(1,910)	(4,531)	(13,692)	(27,692)	(2,012)	(7,781)
Adjustments to maintain reserves	(130)	(228)	1,120	(1,016)	(576)	(716)	(447)	(694)

Net equity transactions	(1,324,776)	(1,065,245)	(392,564)	(503,846)	(12,550,956)	(15,886,078)	(8,512,888)	(14,640,459)

Net change in contract owners’ equity	(565,405)	(1,495,303)	(32,506)	(563,464)	693,367	(23,538,247)	(153,732)	(19,402,269)
Contract owners’ equity beginning of period	8,269,888	9,765,191	2,828,267	3,391,731	72,838,359	96,376,606	46,304,325	65,706,594

Contract owners’ equity end of period	$7,704,483	8,269,888	2,795,761	2,828,267	73,531,726	72,838,359	46,150,593	46,304,325

CHANGES IN UNITS:
Beginning units	634,052	717,855	178,265	209,242	3,682,904	4,418,360	3,666,878	4,726,587
Units purchased	56,091	184,720	9,217	10,582	196,416	371,883	11,807	18,317
Units redeemed	(152,326)	(268,523)	(30,923)	(41,559)	(775,971)	(1,107,339)	(628,503)	(1,078,026)

Ending units	537,817	634,052	156,559	178,265	3,103,349	3,682,904	3,050,182	3,666,878

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVGSS		OVGI		OVGIS		OVSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,102	(14,657)	(139,528)	(240,341)	(28,781)	(31,706)	(61,041)	(42,798)
Realized gain (loss) on investments	88,236	332,840	930,063	4,046,357	79,872	64,628	969,411	349,445
Change in unrealized gain (loss) on investments	179,636	(504,231)	13,529,484	(5,003,334)	302,423	(88,797)	650,811	(358,156)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	268,974	(186,048)	14,320,019	(1,197,318)	353,514	(55,875)	1,559,181	(51,509)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	87	1,018,754	1,577,509	2,890	14,919	222,102	111,587
Transfers between funds	(63,097)	(46,663)	(3,934,847)	(2,715,096)	(81,473)	(12,218)	(361,837)	3,834,104
Redemptions (note 3)	(536,070)	(662,295)	(14,247,410)	(19,523,944)	(359,561)	(475,440)	(1,281,034)	(1,525,185)
Annuity benefits	(3,026)	(3,216)	(48,134)	(58,705)	-	-	(117)	(114)
Contract maintenance charges (note 2)	-	-	(2,221)	(2,050)	-	-	(195)	(187)
Contingent deferred sales charges (note 2)	(359)	(235)	(12,900)	(19,134)	-	(394)	(1,797)	(1,794)
Adjustments to maintain reserves	(9)	(60)	(963)	242	(45)	(66)	(245)	193

Net equity transactions	(602,561)	(712,382)	(17,227,721)	(20,741,178)	(438,189)	(473,199)	(1,423,123)	2,418,604

Net change in contract owners’ equity	(333,587)	(898,430)	(2,907,702)	(21,938,496)	(84,675)	(529,074)	136,058	2,367,095
Contract owners’ equity beginning of period	1,761,845	2,660,275	94,560,098	116,498,594	2,533,407	3,062,481	11,652,375	9,285,280

Contract owners’ equity end of period	$1,428,258	1,761,845	91,652,396	94,560,098	2,448,732	2,533,407	11,788,433	11,652,375

CHANGES IN UNITS:
Beginning units	125,525	171,295	7,294,295	8,884,716	233,999	277,137	1,204,457	930,790
Units purchased	-	-	538,160	2,425,784	2,284	6,725	678,707	1,497,941
Units redeemed	(39,906)	(45,770)	(1,714,737)	(4,016,205)	(38,900)	(49,863)	(840,089)	(1,224,274)

Ending units	85,619	125,525	6,117,718	7,294,295	197,383	233,999	1,043,075	1,204,457

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVSCS		OVAG		OVSB		OVSBS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,545)	(1,532)	(625,638)	(707,355)	(2,193)	-	148,860	41,203
Realized gain (loss) on investments	2,785	1,408	3,654,401	4,291,259	478	-	55,631	11,058
Change in unrealized gain (loss) on investments	23,429	(8,289)	4,987,237	(3,242,085)	19,170	-	152,317	(149,435)
Reinvested capital gains	-	-	-	-	-	-	41,583	50,347

Net increase (decrease) in contract owners’ equity resulting from operations	24,669	(8,413)	8,016,000	341,819	17,455	-	398,391	(46,827)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(4)	1,211,282	1,489,040	7,136	-	1,957	17,455
Transfers between funds	-	(18,990)	(1,089,846)	(3,423,126)	1,330,671	-	64,924	161,468
Redemptions (note 3)	(4,516)	(4,276)	(8,858,766)	(10,501,293)	(78,906)	-	(648,227)	(954,524)
Annuity benefits	(9,684)	(9,483)	(4,665)	(5,864)	-	-	(406)	-
Contract maintenance charges (note 2)	-	-	(3,560)	(4,003)	(2)	-	-	-
Contingent deferred sales charges (note 2)	-	-	(11,851)	(21,694)	-	-	(134)	(476)
Adjustments to maintain reserves	2	(5)	(1,425)	(393)	15	-	(72)	192

Net equity transactions	(14,198)	(32,758)	(8,758,831)	(12,467,333)	1,258,914	-	(581,958)	(775,885)

Net change in contract owners’ equity	10,471	(41,171)	(742,831)	(12,125,514)	1,276,369	-	(183,567)	(822,712)
Contract owners’ equity beginning of period	156,394	197,565	54,194,836	66,320,350	-	-	3,665,294	4,488,006

Contract owners’ equity end of period	$166,865	156,394	53,452,005	54,194,836	1,276,369	-	3,481,727	3,665,294

CHANGES IN UNITS:
Beginning units	11,138	13,564	4,099,641	5,038,472	-	-	235,323	284,422
Units purchased	87	86	279,674	694,544	144,997	-	21,886	35,990
Units redeemed	(997)	(2,512)	(872,420)	(1,633,375)	(19,361)	-	(57,829)	(85,089)

Ending units	10,228	11,138	3,506,895	4,099,641	125,636	-	199,380	235,323

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVAAD		PMVFAD		PMVLAD		PMVRRA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$87,205	-	375,416	72,004	252,880	161,065	(740)	8,500
Realized gain (loss) on investments	8,587	-	182,427	401,419	237,048	194,329	45,949	65,244
Change in unrealized gain (loss) on investments	30,322	-	(375,326)	81,270	1,236,380	(478,868)	(17,864)	(23,714)
Reinvested capital gains	-	-	178,796	32,411	-	-	63,221	33,909

Net increase (decrease) in contract owners’ equity resulting from operations	126,114	-	361,313	587,104	1,726,308	(123,474)	90,566	83,939

Equity transactions:
Purchase payments received from contract owners (note 3)	94,584	-	87,725	148,602	847,081	615,728	163,550	111,866
Transfers between funds	3,531,027	-	(1,174,029)	4,196,871	8,326,948	12,740,108	60,348	470,220
Redemptions (note 3)	(76,621)	-	(1,556,576)	(2,051,634)	(6,323,620)	(8,438,806)	(327,263)	(303,697)
Annuity benefits	-	-	(1,560)	-	(32,999)	(20,226)	-	-
Contract maintenance charges (note 2)	(17)	-	(39)	(58)	(308)	(329)	-	-
Contingent deferred sales charges (note 2)	-	-	(392)	(3,073)	(3,560)	(4,834)	(1,942)	(1,049)
Adjustments to maintain reserves	(17)	-	374	(1,666)	1,029	(687)	9	(68)

Net equity transactions	3,548,956	-	(2,644,497)	2,289,042	2,814,571	4,890,954	(105,298)	277,272

Net change in contract owners’ equity	3,675,070	-	(2,283,184)	2,876,146	4,540,879	4,767,480	(14,732)	361,211
Contract owners’ equity beginning of period	-	-	9,987,017	7,110,871	37,988,236	33,220,756	1,216,314	855,103

Contract owners’ equity end of period	$3,675,070	-	7,703,833	9,987,017	42,529,115	37,988,236	1,201,582	1,216,314

CHANGES IN UNITS:
Beginning units	-	-	790,240	602,956	3,301,266	2,894,543	86,160	66,930
Units purchased	364,841	-	120,070	663,991	1,232,335	2,288,543	42,809	76,320
Units redeemed	(19,365)	-	(324,199)	(476,707)	(1,002,590)	(1,881,820)	(49,802)	(57,090)

Ending units	345,476	-	586,111	790,240	3,531,011	3,301,266	79,167	86,160

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		PMVTRA		PMVTRD		PVGIB		ACEG2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	43,224	42,862	157,404	41,216	50	1	(31,526)	(24,958)
Realized gain (loss) on investments		33,616	62,923	63,825	(14,152)	(596)	(772)	172,395	141,430
Change in unrealized gain (loss) on investments		102,417	(79,007)	305,182	(115,089)	2,275	53	(63,452)	(212,800)
Reinvested capital gains		54,683	38,096	321,568	87,116	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		233,940	64,874	847,979	(909)	1,729	(718)	77,417	(96,328)

Equity transactions:
Purchase payments received from contract owners (note 3)		297,845	307,342	859,671	195,154	-	-	22,775	20,247
Transfers between funds		340,785	419,663	10,489,311	6,403,202	-	-	1,095,479	19,154
Redemptions (note 3)		(727,375)	(1,006,676)	(1,550,691)	(386,512)	(860)	(785)	(293,854)	(319,386)
Annuity benefits		-	-	-	-	-	-	(1,379)	-
Contract maintenance charges (note 2)		-	-	(95)	(6)	-	-	(5)	-
Contingent deferred sales charges (note 2)		(2,819)	(2,138)	(1,091)	(102)	-	-	-	(87)
Adjustments to maintain reserves		(678)	1,055	(313)	(2,843)	1	(3)	222	(58)

Net equity transactions		(92,242)	(280,754)	9,796,792	6,208,893	(859)	(788)	823,238	(280,130)

Net change in contract owners’ equity		141,698	(215,880)	10,644,771	6,207,984	870	(1,506)	900,655	(376,458)
Contract owners’ equity beginning of period		2,705,068	2,920,948	6,207,984	-	10,123	11,629	1,140,716	1,517,174

Contract owners’ equity end of period	$	2,846,766	2,705,068	16,852,755	6,207,984	10,993	10,123	2,041,371	1,140,716

CHANGES IN UNITS:
Beginning units		189,504	209,787	619,895	-	950	1,028	113,135	138,423
Units purchased		49,588	72,662	1,446,425	811,883	13	12	129,394	8,655
Units redeemed		(55,005)	(92,945)	(513,005)	(191,988)	(86)	(90)	(53,857)	(33,943)

Ending units		184,087	189,504	1,553,315	619,895	877	950	188,672	113,135

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ACC2		ACEG		AVBV2		AVGI
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(23,825)	(30,982)	(371)	-	(130)	(445)	(493)	(2,743)
Realized gain (loss) on investments		(68,905)	(44,788)	(247)	-	13,089	1,091	15,800	45,669
Change in unrealized gain (loss) on investments		1,012,573	(154,306)	(1,085)	-	(8,440)	(3,913)	(575)	(42,945)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		919,843	(230,076)	(1,703)	-	4,519	(3,267)	14,732	(19)

Equity transactions:
Purchase payments received from contract owners (note 3)		12,380	59,031	514	-	(4,631)	-	171	19,040
Transfers between funds		(226,048)	(288,118)	52,515	-	(28,904)	-	-	(191,649)
Redemptions (note 3)		(1,051,281)	(1,383,380)	(6,533)	-	(2,802)	(1,679)	(97,769)	(167,782)
Annuity benefits		(5,080)	(4,986)	-	-	4,703	(4,378)	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(264)	(229)	-	-	-	(13)	-	-
Adjustments to maintain reserves		(71)	(54)	6	-	(37,134)	49	(11)	(13)

Net equity transactions		(1,270,364)	(1,617,736)	46,502	-	(68,768)	(6,021)	(97,609)	(340,404)

Net change in contract owners’ equity		(350,521)	(1,847,812)	44,799	-	(64,249)	(9,288)	(82,877)	(340,423)
Contract owners’ equity beginning of period		5,941,451	7,789,263	-	-	64,249	73,537	147,542	487,965

Contract owners’ equity end of period	$	5,590,930	5,941,451	44,799	-	-	64,249	64,665	147,542

CHANGES IN UNITS:
Beginning units		512,532	647,015	-	-	6,785	7,408	11,470	37,621
Units purchased		8,699	9,092	5,311	-	-	-	12	7,558
Units redeemed		(109,195)	(143,575)	(681)	-	(6,785)	(623)	(7,044)	(33,709)

Ending units		412,036	512,532	4,630	-	-	6,785	4,438	11,470

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		AVCE2		IVKEI1		IVHS		IVRE
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(6,673)	(8,966)	1,880	(1,102)	(1,386)	(1,174)	(1,836)	7,869
Realized gain (loss) on investments		38,898	35,631	(444)	(2,353)	4,797	17,447	10,079	45,421
Change in unrealized gain (loss) on investments		36,751	(39,212)	24,826	(20,687)	16,580	(14,498)	70,048	(87,399)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		68,976	(12,547)	26,262	(24,142)	19,991	1,775	78,291	(34,109)

Equity transactions:
Purchase payments received from contract owners (note 3)		316	67,698	626	2,449	22,124	16,079	50,217	63,374
Transfers between funds		(7,382)	3,350	(67)	285,879	66,008	48,130	27,606	34,579
Redemptions (note 3)		(123,190)	(220,680)	(24,038)	(25,541)	(16,916)	(83,999)	(67,034)	(116,363)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(29)	(61)	-	(9)	(28)	(19)	(166)	(141)
Adjustments to maintain reserves		(28)	(17)	(2)	(13)	10	(61)	(154)	(8)

Net equity transactions		(130,313)	(149,710)	(23,481)	262,765	71,198	(19,870)	10,469	(18,559)

Net change in contract owners’ equity		(61,337)	(162,257)	2,781	238,623	91,189	(18,095)	88,760	(52,668)
Contract owners’ equity beginning of period		645,547	807,804	238,623	-	84,962	103,057	289,925	342,593

Contract owners’ equity end of period	$	584,210	645,547	241,404	238,623	176,151	84,962	378,685	289,925

CHANGES IN UNITS:
Beginning units		63,040	77,258	26,106	-	7,570	9,435	31,564	34,474
Units purchased		437	10,811	65	28,896	7,047	5,607	8,470	26,330
Units redeemed		(12,306)	(25,029)	(2,464)	(2,790)	(1,491)	(7,472)	(7,475)	(29,240)

Ending units		51,171	63,040	23,707	26,106	13,126	7,570	32,559	31,564

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		VYDS		ROCMC		SBLD		SBLJ
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(6,776)	(20,286)	(9,341)	11,586	(2,534)	(2,676)	(1,517)	(1,588)
Realized gain (loss) on investments		(126,269)	(81,482)	46,324	(23,929)	(11,193)	(1,727)	10,170	16,846
Change in unrealized gain (loss) on investments		596,070	(220,595)	(322)	(127,419)	42,869	(33,746)	10,588	(22,024)
Reinvested capital gains		-	-	17,579	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		463,025	(322,363)	54,240	(139,762)	29,142	(38,149)	19,241	(6,766)

Equity transactions:
Purchase payments received from contract owners (note 3)		66,102	43,077	103,371	174,479	41,796	40,420	12,115	14,135
Transfers between funds		(42,019)	(185,887)	(137,359)	(132,571)	(24,546)	6,706	998	(404)
Redemptions (note 3)		(584,472)	(892,990)	(63,078)	(123,274)	(103,447)	(20,973)	(38,684)	(26,698)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		-	(1,106)	(410)	(1,009)	(1,014)	(54)	(43)	(73)
Adjustments to maintain reserves		(95)	(91)	85	(202)	(17)	65	(20)	3

Net equity transactions		(560,484)	(1,036,997)	(97,391)	(82,577)	(87,228)	26,164	(25,634)	(13,037)

Net change in contract owners’ equity		(97,459)	(1,359,360)	(43,151)	(222,339)	(58,086)	(11,985)	(6,393)	(19,803)
Contract owners’ equity beginning of period		3,264,930	4,624,290	838,766	1,061,105	228,895	240,880	134,874	154,677

Contract owners’ equity end of period	$	3,167,471	3,264,930	795,615	838,766	170,809	228,895	128,481	134,874

CHANGES IN UNITS:
Beginning units		294,187	383,725	75,757	83,270	26,678	23,376	15,074	16,355
Units purchased		5,793	5,326	7,595	12,510	1,933	4,746	976	2,604
Units redeemed		(51,556)	(94,864)	(15,813)	(20,023)	(11,349)	(1,444)	(3,492)	(3,885)

Ending units		248,424	294,187	67,539	75,757	17,262	26,678	12,558	15,074

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SBLN		SBLO		SBLP		SBLQ
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(1,684)	(1,284)	(6,213)	(9,582)	(4,602)	(4,066)	(10,345)	(11,376)
Realized gain (loss) on investments		20,392	2,808	110,172	116,231	27,382	53,502	116,006	90,788
Change in unrealized gain (loss) on investments		(3,569)	(1,474)	(35,615)	(134,605)	30,416	(49,023)	46,582	(147,371)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		15,139	50	68,344	(27,956)	53,196	413	152,243	(67,959)

Equity transactions:
Purchase payments received from contract owners (note 3)		9,640	10,634	49,595	99,619	49,893	65,670	79,344	107,205
Transfers between funds		68,866	2,054	(504,978)	276,327	91,484	89,233	(92,063)	125,388
Redemptions (note 3)		(4,803)	(53,078)	(108,468)	(627,642)	(128,100)	(162,548)	(201,709)	(337,262)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(15)	(15)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(44)	(155)	(261)	(705)	(1,134)	(314)	(974)	(1,639)
Adjustments to maintain reserves		(45)	3	(151)	257	(81)	126	292	(107)

Net equity transactions		73,599	(40,557)	(564,263)	(252,144)	12,062	(7,833)	(215,110)	(106,415)

Net change in contract owners’ equity		88,738	(40,507)	(495,919)	(280,100)	65,258	(7,420)	(62,867)	(174,374)
Contract owners’ equity beginning of period		96,775	137,282	774,297	1,054,397	416,021	423,441	921,474	1,095,848

Contract owners’ equity end of period	$	185,513	96,775	278,378	774,297	481,279	416,021	858,607	921,474

CHANGES IN UNITS:
Beginning units		8,621	12,170	76,596	98,721	29,110	29,311	73,734	82,673
Units purchased		12,336	816	7,789	25,647	15,817	15,387	18,327	31,752
Units redeemed		(6,201)	(4,365)	(60,246)	(47,772)	(15,263)	(15,588)	(33,911)	(40,691)

Ending units		14,756	8,621	24,139	76,596	29,664	29,110	58,150	73,734

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SBLV		SBLX		SBLY		TRHS2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(23,389)	(24,841)	(995)	(1,135)	(280)	(249)	(184,436)	(54,989)
Realized gain (loss) on investments		109,404	67,984	2,161	21,651	528	3,011	649,179	64,029
Change in unrealized gain (loss) on investments		225,073	(245,990)	7,170	(24,049)	1,214	(4,554)	2,526,162	(248,121)
Reinvested capital gains		-	-	-	-	-	-	396,572	-

Net increase (decrease) in contract owners’ equity resulting from operations		311,088	(202,847)	8,336	(3,533)	1,462	(1,792)	3,387,477	(239,081)

Equity transactions:
Purchase payments received from contract owners (note 3)		281,796	331,775	14,978	22,795	8,624	5,418	510,492	225,094
Transfers between funds		(6,611)	11,961	(13,055)	(9,890)	1,650	17,299	11,708,455	7,469,835
Redemptions (note 3)		(331,702)	(625,053)	-	(44,088)	-	(25,045)	(1,728,263)	(1,008,126)
Annuity benefits		-	-	-	-	-	-	(8,589)	(226)
Contract maintenance charges (note 2)		-	-	-	-	-	-	(247)	(49)
Contingent deferred sales charges (note 2)		(1,266)	(2,891)	(35)	(466)	(2)	(78)	(1,680)	(641)
Adjustments to maintain reserves		557	158	(1)	(48)	(16)	14	(269)	(602)

Net equity transactions		(57,226)	(284,050)	1,887	(31,697)	10,256	(2,392)	10,479,899	6,685,285

Net change in contract owners’ equity		253,862	(486,897)	10,223	(35,230)	11,718	(4,184)	13,867,376	6,446,204
Contract owners’ equity beginning of period		1,920,046	2,406,943	81,932	117,162	16,622	20,806	7,809,879	1,363,675

Contract owners’ equity end of period	$	2,173,908	1,920,046	92,155	81,932	28,340	16,622	21,677,255	7,809,879

CHANGES IN UNITS:
Beginning units		165,613	189,899	8,735	12,090	1,849	2,191	674,188	129,181
Units purchased		38,517	37,571	1,447	4,815	1,349	1,531	1,316,381	1,047,393
Units redeemed		(42,262)	(61,857)	(1,277)	(8,170)	(317)	(1,873)	(543,249)	(502,386)

Ending units		161,868	165,613	8,905	8,735	2,881	1,849	1,447,320	674,188

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		VWHAS		VWEM		VWHA		WRASP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	10,722	-	(248,215)	2,639	(88,650)	26,117	40,707	(185,881)
Realized gain (loss) on investments		132,987	-	(1,418,170)	(1,014,141)	(882,332)	1,225,700	1,921,224	13,379,146
Change in unrealized gain (loss) on investments		(47,403)	-	5,971,494	(3,649,755)	(1,527,949)	(4,078,889)	27,314,516	(29,630,335)
Reinvested capital gains		53,266	-	-	-	1,235,353	201,990	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		149,572	-	4,305,109	(4,661,257)	(1,263,578)	(2,625,082)	29,276,447	(16,437,070)

Equity transactions:
Purchase payments received from contract owners (note 3)		327,599	-	290,943	138,170	142,371	161,059	1,720,766	2,978,176
Transfers between funds		3,386,205	-	16,656,279	(827,666)	27,277,177	(550,324)	(7,582,824)	(3,020,228)
Redemptions (note 3)		(229,985)	-	(2,477,707)	(2,284,405)	(5,995,369)	(1,843,788)	(29,918,806)	(51,489,524)
Annuity benefits		-	-	(161)	(183)	(4,273)	(18,536)	(43,583)	(41,252)
Contract maintenance charges (note 2)		(32)	-	(299)	(311)	(232)	(67)	(483)	(366)
Contingent deferred sales charges (note 2)		(280)	-	(2,453)	(2,278)	(1,930)	(4,180)	(41,695)	(54,892)
Adjustments to maintain reserves		(476,284)	-	(313)	(328)	(695)	(310)	(195)	(4,335)

Net equity transactions		3,007,223	-	14,466,289	(2,977,001)	21,417,049	(2,256,146)	(35,866,820)	(51,632,421)

Net change in contract owners’ equity		3,156,795	-	18,771,398	(7,638,258)	20,153,471	(4,881,228)	(6,590,373)	(68,069,491)
Contract owners’ equity beginning of period		-	-	12,003,434	19,641,692	12,008,599	16,889,827	177,937,025	246,006,516

Contract owners’ equity end of period	$	3,156,795	-	30,774,832	12,003,434	32,162,070	12,008,599	171,346,652	177,937,025

CHANGES IN UNITS:
Beginning units		-	-	475,910	581,474	354,656	412,231	8,197,211	10,423,052
Units purchased		658,302	-	649,431	7,547	941,029	8,773	487,802	1,095,334
Units redeemed		(331,252)	-	(219,872)	(113,111)	(394,870)	(66,348)	(1,989,508)	(3,321,175)

Ending units		327,050	-	905,469	475,910	900,815	354,656	6,695,505	8,197,211

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		WRBP		WRBDP		WRCEP		WRDIV
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	181,105	217,898	1,874,267	1,585,366	(565,447)	(921,509)	(3,540)	(11,932)
Realized gain (loss) on investments		2,227,263	3,893,805	1,513,484	1,298,404	6,797,849	9,932,852	56,369	125,797
Change in unrealized gain (loss) on investments		(226,844)	(7,119,620)	77,511	2,383,158	409,503	(11,760,857)	1,935,894	(1,211,019)
Reinvested capital gains		2,567,876	4,250,371	744,247	673,132	10,649,920	3,993,075	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		4,749,400	1,242,454	4,209,509	5,940,060	17,291,825	1,243,561	1,988,723	(1,097,154)

Equity transactions:
Purchase payments received from contract owners (note 3)		418,167	607,675	657,055	916,425	870,602	979,204	195,180	267,425
Transfers between funds		1,341,360	(531,318)	6,387,663	1,846,658	(3,203,141)	(2,381,444)	(1,228,417)	(190,375)
Redemptions (note 3)		(7,999,416)	(11,662,122)	(15,175,921)	(22,441,381)	(17,826,998)	(26,160,910)	(2,687,829)	(4,060,360)
Annuity benefits		(9,354)	(9,031)	(26,218)	(27,858)	(10,731)	(10,252)	(487)	(1,150)
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(2,247)	(8,222)	(5,133)	(14,693)	(14,582)	(15,465)	(1,947)	(9,009)
Adjustments to maintain reserves		46	(21)	248	114	264	337	(3)	(61)

Net equity transactions		(6,251,444)	(11,603,039)	(8,162,306)	(19,720,735)	(20,184,586)	(27,588,530)	(3,723,503)	(3,993,530)

Net change in contract owners’ equity		(1,502,044)	(10,360,585)	(3,952,797)	(13,780,675)	(2,892,761)	(26,344,969)	(1,734,780)	(5,090,684)
Contract owners’ equity beginning of period		47,028,529	57,389,114	96,675,414	110,456,089	107,090,847	133,435,816	17,555,402	22,646,086

Contract owners’ equity end of period	$	45,526,485	47,028,529	92,722,617	96,675,414	104,198,086	107,090,847	15,820,622	17,555,402

CHANGES IN UNITS:
Beginning units		3,231,584	4,034,607	6,157,959	7,474,683	9,558,169	11,988,244	1,359,638	1,654,847
Units purchased		274,453	329,507	819,508	983,896	395,733	806,935	94,055	226,159
Units redeemed		(673,965)	(1,132,530)	(1,323,712)	(2,300,620)	(2,028,965)	(3,237,010)	(359,696)	(521,368)

Ending units		2,832,072	3,231,584	5,653,755	6,157,959	7,924,937	9,558,169	1,093,997	1,359,638

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRENG		WRGBP		WRGNR		WRGP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(88,877)	(126,950)	48,870	18,105	(239,143)	(400,286)	(1,169,438)	(920,216)
Realized gain (loss) on investments	(331,224)	(255,068)	1,084	(4,488)	(5,446,507)	(3,243,603)	7,024,466	10,133,988
Change in unrealized gain (loss) on investments	423,008	(645,624)	42,766	(28,061)	4,480,134	(3,782,615)	(1,631,017)	(12,234,373)
Reinvested capital gains	-	-	2,421	-	1,257,006	-	8,123,967	4,656,340

Net increase (decrease) in contract owners’ equity resulting from operations	2,907	(1,027,642)	95,141	(14,444)	51,490	(7,426,504)	12,347,978	1,635,739

Equity transactions:
Purchase payments received from contract owners (note 3)	80,356	258,959	55,277	13,008	199,782	371,914	1,039,439	1,236,398
Transfers between funds	(1,611,706)	(574,305)	1,382,304	1,473,501	(1,933,780)	(3,574,814)	(4,163,212)	(3,267,793)
Redemptions (note 3)	(954,557)	(2,341,016)	(215,985)	(108,016)	(3,861,405)	(8,368,344)	(18,243,149)	(27,354,704)
Annuity benefits	-	-	-	-	(592)	(1,179)	(9,289)	(8,881)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,129)	(2,286)	-	(1)	(10,343)	(10,604)	(12,911)	(16,726)
Adjustments to maintain reserves	(31)	(29)	(45)	(14)	(118)	456	61	198

Net equity transactions	(2,487,067)	(2,658,677)	1,221,551	1,378,478	(5,606,456)	(11,582,571)	(21,389,061)	(29,411,508)

Net change in contract owners’ equity	(2,484,160)	(3,686,319)	1,316,692	1,364,034	(5,554,966)	(19,009,075)	(9,041,083)	(27,775,769)
Contract owners’ equity beginning of period	8,933,064	12,619,383	1,364,034	-	23,112,272	42,121,347	112,696,920	140,472,689

Contract owners’ equity end of period	$6,448,904	8,933,064	2,680,726	1,364,034	17,557,306	23,112,272	103,655,837	112,696,920

CHANGES IN UNITS:
Beginning units	805,071	1,023,074	138,156	-	1,820,540	2,580,151	10,732,698	13,537,586
Units purchased	122,150	256,526	172,835	200,290	163,667	200,550	294,009	876,457
Units redeemed	(347,180)	(474,529)	(52,988)	(62,134)	(612,783)	(960,161)	(2,176,231)	(3,681,345)

Ending units	580,041	805,071	258,003	138,156	1,371,424	1,820,540	8,850,476	10,732,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRHIP		WRIP		WRI2P		WRLTBP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$3,895,983	4,925,867	261,238	(272,796)	162,597	80,507	111,327	19,895
Realized gain (loss) on investments	689,914	264,811	1,518,761	3,718,059	(2,008,603)	(1,905,228)	5,311	4,168
Change in unrealized gain (loss) on investments	7,317,699	(1,956,990)	991,128	(6,452,185)	3,178,270	(740,993)	(169,691)	(16,445)
Reinvested capital gains	-	-	1,970,962	-	110,534	-	127,757	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,903,596	3,233,688	4,742,089	(3,006,922)	1,442,798	(2,565,714)	74,704	7,618

Equity transactions:
Purchase payments received from contract owners (note 3)	896,348	572,566	270,220	457,396	119,594	94,686	47,102	45,602
Transfers between funds	11,111,848	2,379,700	160,347	(2,724,877)	(976,398)	(54,708)	3,067,197	2,902,767
Redemptions (note 3)	(12,126,231)	(20,381,604)	(5,438,477)	(9,167,032)	(2,130,126)	(3,782,360)	(432,665)	(591,243)
Annuity benefits	(26,636)	(26,213)	(3,636)	(3,893)	(10,396)	(11,773)	-	-
Contract maintenance charges (note 2)	(29)	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,273)	(19,218)	(5,603)	(4,625)	(3,445)	(7,010)	(127)	-
Adjustments to maintain reserves	(28)	(176)	(25)	201	(11)	46	(16)	(15)

Net equity transactions	(154,001)	(17,474,945)	(5,017,174)	(11,442,830)	(3,000,782)	(3,761,119)	2,681,491	2,357,111

Net change in contract owners’ equity	11,749,595	(14,241,257)	(275,085)	(14,449,752)	(1,557,984)	(6,326,833)	2,756,195	2,364,729
Contract owners’ equity beginning of period	70,450,384	84,691,641	30,658,554	45,108,306	13,454,269	19,781,102	2,364,729	-

Contract owners’ equity end of period	$82,199,979	70,450,384	30,383,469	30,658,554	11,896,285	13,454,269	5,120,924	2,364,729

CHANGES IN UNITS:
Beginning units	3,451,947	4,324,579	2,824,384	3,816,483	988,441	1,234,813	233,219	-
Units purchased	771,291	670,131	230,507	254,064	73,849	155,605	375,144	320,771
Units redeemed	(785,610)	(1,542,763)	(658,283)	(1,246,163)	(282,151)	(401,977)	(114,139)	(87,552)

Ending units	3,437,628	3,451,947	2,396,608	2,824,384	780,139	988,441	494,224	233,219

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRMIC		WRMCG		WRMMP		WRRESP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(45,214)	(53,573)	(157,352)	(183,733)	(242,326)	(311,359)	(33,251)	(35,314)
Realized gain (loss) on investments	80,931	180,551	700,091	1,152,384	-	-	(354,533)	(1,002,965)
Change in unrealized gain (loss) on investments	38,839	(552,173)	(272,612)	(1,829,127)	-	-	1,651,739	1,405,801
Reinvested capital gains	330,117	-	1,358,391	572,924	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	404,673	(425,195)	1,628,518	(287,552)	(242,326)	(311,359)	1,263,955	367,522

Equity transactions:
Purchase payments received from contract owners (note 3)	53,286	140,809	179,002	142,513	4,001,718	5,639,323	69,649	76,866
Transfers between funds	(98,706)	(404,028)	1,190,191	(319,585)	8,008,357	19,152,881	(299,561)	(374,273)
Redemptions (note 3)	(454,627)	(1,062,496)	(2,238,193)	(3,956,969)	(18,945,495)	(26,960,393)	(1,419,078)	(2,158,301)
Annuity benefits	(4,177)	(4,331)	-	-	(27,982)	(29,475)	(5,575)	(5,243)
Contract maintenance charges (note 2)	-	-	(12)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(464)	(1,789)	(1,546)	(4,184)	(1,088)	(29,049)	(4,759)	(3,644)
Adjustments to maintain reserves	(74)	(48)	(122)	(86)	2,403	3,406	(5)	(46)

Net equity transactions	(504,762)	(1,331,883)	(870,680)	(4,138,311)	(6,962,087)	(2,223,307)	(1,659,329)	(2,464,641)

Net change in contract owners’ equity	(100,089)	(1,757,078)	757,838	(4,425,863)	(7,204,413)	(2,534,666)	(395,374)	(2,097,119)
Contract owners’ equity beginning of period	3,884,101	5,641,179	13,490,037	17,915,900	26,677,961	29,212,627	8,390,276	10,487,395

Contract owners’ equity end of period	$3,784,012	3,884,101	14,247,875	13,490,037	19,473,548	26,677,961	7,994,902	8,390,276

CHANGES IN UNITS:
Beginning units	269,527	360,541	849,997	1,112,006	2,452,513	2,650,355	565,907	733,906
Units purchased	37,136	40,131	168,001	243,149	1,951,749	3,773,046	51,217	89,096
Units redeemed	(69,425)	(131,145)	(218,359)	(505,158)	(2,598,997)	(3,970,888)	(154,402)	(257,095)

Ending units	237,238	269,527	799,639	849,997	1,805,265	2,452,513	462,722	565,907

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRSTP		WRSCP		WRSCV		WRVP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(729,999)	(847,410)	(573,350)	(733,076)	(43,428)	(51,857)	88,704	(214,694)
Realized gain (loss) on investments	3,165,662	5,972,317	1,074,573	3,350,929	47,512	(43,492)	369,928	951,028
Change in unrealized gain (loss) on investments	8,054,879	(12,014,698)	712,618	(10,215,660)	603,667	(1,117,820)	3,195,112	(5,188,767)
Reinvested capital gains	4,612,332	2,726,712	1,191,119	568,594	432,601	-	3,707,698	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,102,874	(4,163,079)	2,404,960	(7,029,213)	1,040,352	(1,213,169)	7,361,442	(4,452,433)

Equity transactions:
Purchase payments received from contract owners (note 3)	716,187	789,729	607,736	710,211	28,221	128,854	284,770	375,709
Transfers between funds	(2,099,521)	(2,257,905)	(1,209,598)	(2,056,650)	(741,761)	(48,254)	(2,077,472)	(637,182)
Redemptions (note 3)	(10,173,047)	(17,368,817)	(8,445,057)	(14,225,533)	(1,120,619)	(1,640,589)	(8,260,379)	(12,408,656)
Annuity benefits	(1,825)	(2,200)	(988)	(1,055)	(11,390)	(12,198)	(9,727)	(11,099)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(15,271)	(13,775)	(5,569)	(7,988)	(1,569)	(1,880)	(8,178)	(5,921)
Adjustments to maintain reserves	454	1,426	(34)	208	(76)	45	(85)	(123)

Net equity transactions	(11,573,023)	(18,851,542)	(9,053,510)	(15,580,807)	(1,847,194)	(1,574,022)	(10,071,071)	(12,687,272)

Net change in contract owners’ equity	3,529,851	(23,014,621)	(6,648,550)	(22,610,020)	(806,842)	(2,787,191)	(2,709,629)	(17,139,705)
Contract owners’ equity beginning of period	60,789,189	83,803,810	52,933,812	75,543,832	6,816,124	9,603,315	45,678,261	62,817,966

Contract owners’ equity end of period	$64,319,040	60,789,189	46,285,262	52,933,812	6,009,282	6,816,124	42,968,632	45,678,261

CHANGES IN UNITS:
Beginning units	4,392,183	5,651,827	3,922,926	4,957,025	531,829	644,275	3,517,161	4,443,444
Units purchased	185,344	399,763	184,124	346,381	35,078	100,136	138,357	421,236
Units redeemed	(904,717)	(1,659,407)	(810,512)	(1,380,480)	(166,648)	(212,582)	(839,993)	(1,347,519)

Ending units	3,672,810	4,392,183	3,296,538	3,922,926	400,259	531,829	2,815,525	3,517,161

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SVOF		WFVSCG		JAGTS2		JAIGS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,746)	(4,162)	(71,159)	(98,023)	(50,716)	(179,913)	(236,327)	(677,304)
Realized gain (loss) on investments	35,599	33,857	367,404	(25,482)	1,480,930	3,659,801	(4,957,678)	(4,161,614)
Change in unrealized gain (loss) on investments	984	(46,626)	(159,584)	(418,005)	720,539	(5,071,672)	12,289,824	(28,487,796)
Reinvested capital gains	85	-	288,716	-	-	-	-	883,573

Net increase (decrease) in contract owners’ equity resulting from operations	32,922	(16,931)	425,377	(541,510)	2,150,753	(1,591,784)	7,095,819	(32,443,141)

Equity transactions:
Purchase payments received from contract owners (note 3)	(13,592)	8,808	84,357	156,757	161,441	705,174	396,635	2,067,982
Transfers between funds	(33,182)	32,303	(924,901)	(3,589,206)	(12,814,174)	(1,648,670)	(60,982,505)	(20,494,124)
Redemptions (note 3)	(54,338)	(39,193)	(1,022,632)	(976,029)	(866,193)	(2,899,241)	(2,479,019)	(14,809,383)
Annuity benefits	(2,156)	(2,175)	(3,848)	(836)	(1,022)	-	(6,329)	(28,154)
Contract maintenance charges (note 2)	(50)	(61)	(50)	(58)	(155)	(403)	(867)	(2,345)
Contingent deferred sales charges (note 2)	-	-	(868)	(914)	(1,316)	(6,660)	(3,807)	(28,329)
Adjustments to maintain reserves	555	1,526	(151)	34	68	(227)	13,871	(352)

Net equity transactions	(102,763)	1,208	(1,868,093)	(4,410,252)	(13,521,351)	(3,850,027)	(63,062,021)	(33,294,705)

Net change in contract owners’ equity	(69,841)	(15,723)	(1,442,716)	(4,951,762)	(11,370,598)	(5,441,811)	(55,966,202)	(65,737,846)
Contract owners’ equity beginning of period	276,065	291,788	6,492,523	11,444,285	11,370,598	16,812,409	55,968,812	121,706,658

Contract owners’ equity end of period	$206,224	276,065	5,049,807	6,492,523	-	11,370,598	2,610	55,968,812

CHANGES IN UNITS:
Beginning units	20,470	20,045	412,796	688,377	816,960	1,087,988	2,777,451	4,043,040
Units purchased	412	3,055	78,778	2,282,456	253,306	531,003	137,973	357,591
Units redeemed	(7,903)	(2,630)	(191,225)	(2,558,037)	(1,070,266)	(802,031)	(2,915,424)	(1,623,180)

Ending units	12,979	20,470	300,349	412,796	-	816,960	-	2,777,451

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AVCA		AVCA2		AVCD2		VWEMR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(184)	(637)	(5,570)	(17,456)	(5,193)	(20,614)	(55,341)	8,027
Realized gain (loss) on investments	2,124	2,265	296,939	57,235	12,901	165,846	1,282,315	3,107,435
Change in unrealized gain (loss) on investments	4,827	(6,397)	(139,590)	(148,759)	152,643	(342,968)	1,198,502	(8,037,696)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,767	(4,769)	151,779	(108,980)	160,351	(197,736)	2,425,476	(4,922,234)

Equity transactions:
Purchase payments received from contract owners (note 3)	211	2,646	(9,303)	12,095	(95,257)	4,350	176,919	222,576
Transfers between funds	(51,417)	(779)	(1,124,190)	115,924	(1,218,251)	432,615	(14,544,702)	(3,772,539)
Redemptions (note 3)	(641)	(45,558)	(44,681)	(161,106)	(79,149)	(248,559)	(760,630)	(2,331,614)
Annuity benefits	-	-	(2,391)	(7,517)	(1,481)	(6,690)	-	-
Contract maintenance charges (note 2)	-	-	(6)	(16)	(9)	(37)	(51)	(188)
Contingent deferred sales charges (note 2)	-	-	-	(196)	(88)	(183)	(1,519)	(3,774)
Adjustments to maintain reserves	(11)	8	13	(61)	1,303	14	(54)	(257)

Net equity transactions	(51,858)	(43,683)	(1,180,558)	(40,877)	(1,392,932)	181,510	(15,130,037)	(5,885,796)

Net change in contract owners’ equity	(45,091)	(48,452)	(1,028,779)	(149,857)	(1,232,581)	(16,226)	(12,704,561)	(10,808,030)
Contract owners’ equity beginning of period	45,091	93,543	1,028,779	1,178,636	1,232,581	1,248,807	12,704,561	23,512,591

Contract owners’ equity end of period	$-	45,091	-	1,028,779	-	1,232,581	-	12,704,561

CHANGES IN UNITS:
Beginning units	4,899	9,360	123,477	125,988	125,245	110,859	606,157	823,233
Units purchased	53	283	31,499	22,031	13,084	160,531	63,022	135,518
Units redeemed	(4,952)	(4,744)	(154,976)	(24,542)	(138,329)	(146,145)	(669,179)	(352,594)

Ending units	-	4,899	-	123,477	-	125,245	-	606,157

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHAR		CSIEF3		OVHI3		OVHI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(135,685)	47,550	-	22,508	150,089	227,203	8,419	10,021
Realized gain (loss) on investments	1,438,506	806,908	-	(53,706)	(118,307)	52,966	(141,750)	(188,774)
Change in unrealized gain (loss) on investments	(2,152,832)	(9,382,890)	-	(126,839)	77,686	(276,243)	139,798	177,894
Reinvested capital gains	2,537,636	586,535	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,687,625	(7,941,897)	-	(158,037)	109,468	3,926	6,467	(859)

Equity transactions:
Purchase payments received from contract owners (note 3)	181,890	1,239,969	-	30,392	11,575	19,578	-	-
Transfers between funds	(34,177,336)	(643,831)	-	(829,249)	(802,165)	(1,566,303)	(52,563)	(43,383)
Redemptions (note 3)	(1,860,428)	(6,465,332)	-	(152,497)	(274,828)	(333,477)	(18,813)	(16,801)
Annuity benefits	(1,439)	(4,812)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(150)	(354)	-	(2)	(21)	(16)	(6)	(8)
Contingent deferred sales charges (note 2)	(2,292)	(5,469)	-	(234)	(81)	(104)	(5)	(2)
Adjustments to maintain reserves	2,712	(741)	-	9	(61)	(112)	(18)	(38)

Net equity transactions	(35,857,043)	(5,880,570)	-	(951,581)	(1,065,581)	(1,880,434)	(71,405)	(60,232)

Net change in contract owners’ equity	(34,169,418)	(13,822,467)	-	(1,109,618)	(956,113)	(1,876,508)	(64,938)	(61,091)
Contract owners’ equity beginning of period	34,169,418	47,991,885	-	1,109,618	956,113	2,832,621	64,938	126,029

Contract owners’ equity end of period	$-	34,169,418	-	-	-	956,113	-	64,938

CHANGES IN UNITS:
Beginning units	1,173,183	1,361,957	-	98,789	347,539	995,159	21,860	40,971
Units purchased	75,075	509,268	-	29,974	140,416	324,374	-	-
Units redeemed	(1,248,258)	(698,042)	-	(128,763)	(487,955)	(971,994)	(21,860)	(19,111)

Ending units	-	1,173,183	-	-	-	347,539	-	21,860

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVHIS		WSCP		NVAGF3		AVB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$3,514	1,947	-	(15,041)	-	40,952	-	4,571
Realized gain (loss) on investments	(61,910)	(12,083)	-	642,075	-	(126,856)	-	11,198
Change in unrealized gain (loss) on investments	60,885	9,270	-	(918,498)	-	52,091	-	(1,919)
Reinvested capital gains	-	-	-	-	-	62,150	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,489	(866)	-	(291,464)	-	28,337	-	13,850

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	34,713	-	8,540	-	281
Transfers between funds	(23,240)	-	-	(3,796,969)	-	(1,444,499)	-	(201,043)
Redemptions (note 3)	(14)	(657)	-	(729,863)	-	(129,731)	-	(14,275)
Annuity benefits	(1,828)	(2,300)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(45)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(6)	-	(475)	-	(319)	-	-
Adjustments to maintain reserves	-	2	-	(166)	-	(46)	-	(10)

Net equity transactions	(25,082)	(2,961)	-	(4,492,805)	-	(1,566,055)	-	(215,047)

Net change in contract owners’ equity	(22,593)	(3,827)	-	(4,784,269)	-	(1,537,718)	-	(201,197)
Contract owners’ equity beginning of period	22,593	26,420	-	4,784,269	-	1,537,718	-	201,197

Contract owners’ equity end of period	$-	22,593	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	6,674	7,510	-	387,091	-	125,863	-	20,191
Units purchased	-	102	-	12,436	-	4,995	-	7,085
Units redeemed	(6,674)	(938)	-	(399,527)	-	(130,858)	-	(27,276)

Ending units	-	6,674	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVNSR2		GEF		AMRS		GEF3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	(31)	-	8,033	(14)	(31)	-	4,493
Realized gain (loss) on investments	-	245	-	1,344,123	758	331	-	(807,515)
Change in unrealized gain (loss) on investments	-	(543)	-	(1,476,223)	(624)	(547)	-	710,618
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(329)	-	(124,067)	120	(247)	-	(92,404)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	2,483	(1,549)	-	-	43,268
Transfers between funds	-	841	-	(6,415,206)	(4,437)	-	-	(4,778,668)
Redemptions (note 3)	-	(2,556)	-	(673,810)	-	-	-	(287,291)
Annuity benefits	-	-	-	(1,742)	2,448	(1,054)	-	-
Contract maintenance charges (note 2)	-	-	-	(65)	-	-	-	(64)
Contingent deferred sales charges (note 2)	-	-	-	(339)	-	-	-	(987)
Adjustments to maintain reserves	-	(5)	-	9,654	635	(6)	-	168

Net equity transactions	-	(1,720)	-	(7,079,025)	(2,903)	(1,060)	-	(5,023,574)

Net change in contract owners’ equity	-	(2,049)	-	(7,203,092)	(2,783)	(1,307)	-	(5,115,978)
Contract owners’ equity beginning of period	-	2,049	-	7,203,092	2,783	4,090	-	5,115,978

Contract owners’ equity end of period	$-	-	-	-	-	2,783	-	-

CHANGES IN UNITS:
Beginning units	-	217	-	475,495	244	331	-	252,208
Units purchased	-	82	-	536	-	-	-	8,919
Units redeemed	-	(299)	-	(476,031)	(244)	(87)	-	(261,127)

Ending units	-	-	-	-	-	244	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALLIANCE BERNSTEIN FUNDS

  VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

BB&T FUNDS

  Sterling Capital Strategic Allocation Equity VIF (BBCMAG)

  Sterling Capital Select Equity VIF (BBGI)

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class III (MLVGA3)

DREYFUS CORPORATION FUNDS

  Stock Index Fund, Inc. - Initial Shares (DSIF)

  The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

  The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

  Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

HUNTINGTON TRUST COMPANY

  VA International Equity Fund (HVIE)

  VA Situs Fund (HVSIT)

INVESCO AIM INVESTMENTS

  V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

  Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

  Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

  Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)*

  Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

  Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

  Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

  Investors Growth Stock Series - Service Class (MIGSC)*

  Mid Cap Growth Series - Service Class (MMCGSC)

  New Discovery Series - Service Class (MNDSC)

  Value Series - Service Class (MVFSC)

  Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

  Core Plus Fixed Income Portfolio - Class I (MSVFI)

  Core Plus Fixed Income Portfolio - Class II (MSVF2)

  Emerging Markets Debt Portfolio - Class I (MSEM)

  Global Tactical Asset Allocation Portfolio- Class I (MSVIM)*

  Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

  U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

  American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

  American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  American Funds NVIT Bond Fund - Class II (GVABD2)

  American Funds NVIT Global Growth Fund - Class II (GVAGG2)

  American Funds NVIT Growth Fund - Class II (GVAGR2)

  American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  Federated NVIT High Income Bond Fund - Class III (HIBF3)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT Emerging Markets Fund - Class III (GEM3)

  NVIT Emerging Markets Fund - Class VI (GEM6)

  NVIT International Equity Fund - Class I (GIG)

  NVIT International Equity Fund - Class III (GIG3)

  Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)*

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

  Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

  Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

  NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

  NVIT Cardinal Balanced Fund - Class II (NVCRB2)

  NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

  NVIT Cardinal Conservative Fund - Class II (NVCCN2)

  NVIT Cardinal Moderate Fund - Class II (NVCMD2)

  NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

  NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

  NVIT Core Bond Fund - Class I (NVCBD1)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

  NVIT Core Bond Fund - Class II (NVCBD2)

  NVIT Core Plus Bond Fund - Class II (NVLCP2)

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Nationwide Fund - Class II (TRF2)

  NVIT Government Bond Fund - Class I (GBF)

  NVIT Government Bond Fund - Class II (GBF2)

  American Century NVIT Growth Fund - Class I (CAF)

  NVIT International Index Fund - Class VIII (GVIX8)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

  NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

  NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

  NVIT Multi-Manager International Value Fund - Class II (GVDIV2)*

  NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

  NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

  NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

  NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

  NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

  NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Manager Small Company Fund - Class II (SCF2)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  NVIT Large Cap Growth Fund - Class II (NVOLG2)

  Templeton NVIT International Value Fund - Class III (NVTIV3)

  Van Kampen NVIT Comstock Value Fund - Class I (EIF)

  NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Growth and Income Portfolio - Class B (ALVGIB)

  VPS Large Cap Growth Portfolio: Class B (ALVPGB)

  VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth Fund - Class I (ACVIG)

  VP Income & Growth Fund - Class II (ACVIG2)

  American Century VP Inflation Protection Fund - Class II (ACVIP2)

  VP International Fund - Class I (ACVI)

  VP International Fund - Class III (ACVI3)

  VP Mid Cap Value Fund - Class I (ACVMV1)

  VP Mid Cap Value Fund - Class II (ACVMV2)*

  VP Ultra(R) Fund - Class I (ACVU1)

  VP Ultra(R) Fund - Class II (ACVU2)*

  VP Value Fund - Class I (ACVV)

  VP Vista(SM) Fund - Class I (ACVVS1)*

  VP Vista(SM) Fund - Class II (ACVVS2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio - Initial Shares (DCAP)

  Appreciation Portfolio - Service Shares (DCAPS)

  Opportunistic Small Cap Portfolio: Initial Shares (DSC)

  Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*

  International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Capital Appreciation Fund II - Service Shares (FCA2S)

  High Income Bond Fund II - Service Shares (FHIBS)

  Quality Bond Fund II - Primary Shares (FQB)

  Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

  VIP Contrafund Portfolio - Service Class (FCS)

  VIP Energy Portfolio - Service Class 2 (FNRS2)

  VIP Equity-Income Portfolio - Service Class (FEIS)

  VIP Equity-Income Portfolio - Service Class 2 (FEI2)

  VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

  VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)*

  VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

  VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

  VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

  VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

  VIP Growth Opportunities Portfolio - Service Class (FGOS)

  VIP Growth Portfolio - Service Class (FGS)

  VIP Growth Portfolio - Service Class 2 (FG2)

  VIP High Income Portfolio - Service Class (FHIS)

  VIP High Income Portfolio - Service Class R (FHISR)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

  VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Mid Cap Portfolio - Service Class 2 (FMC2)

  VIP Overseas Portfolio - Service Class (FOS)

  VIP Overseas Portfolio - Service Class 2 R (FO2R)

  VIP Overseas Portfolio - Service Class R (FOSR)

  VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

  Franklin Income Securities Fund - Class 2 (FTVIS2)

  Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)*

  Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

  Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

  Templeton Foreign Securities Fund - Class 1 (TIF)*

  Templeton Foreign Securities Fund - Class 2 (TIF2)*

  Templeton Foreign Securities Fund - Class 3 (TIF3)

  Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

  Guardian Portfolio - I Class Shares (AMGP)

  International Portfolio - S Class Shares (AMINS)*

  Mid-Cap Growth Portfolio - I Class Shares (AMCG)

  Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

  Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

  Small-Cap Growth Portfolio - S Class Shares (AMFAS)

  Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

  Global Securities Fund/VA - Class 3 (OVGS3)

  Global Securities Fund/VA - Non-Service Shares (OVGS)

  Global Securities Fund/VA - Service Class (OVGSS)

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)

  Main Street Fund(R)/VA - Service Class (OVGIS)

  Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

  Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)*

  Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

  Global Strategic Income Fund/VA: Non-service Shares (OVSB)

  Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Advisor Class (PMVAAD)

  Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

  Low Duration Portfolio - Advisor Class (PMVLAD)

  Real Return Portfolio - Administrative Class (PMVRRA)

  Total Return Portfolio - Administrative Class (PMVTRA)

  Total Return Portfolio - Advisor Class (PMVTRD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

  Putnam VT Growth and Income Fund - Class IB (PVGIB)*

  Putnam VT International Equity Fund - Class IB (PVTIGB)*

  Putnam VT Voyager Fund - Class IB (PVTVB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

  Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)

  Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)

  Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)

  Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

  V.I. Core Equity Fund - Series I (AVGI)

  V.I. Core Equity Fund - Series II (AVCE2)

  V.I. Equity and Income Fund - Series I (IVKEI1)

  V.I. Global Health Care Fund - Series I (IVHS)

  V.I. Global Real Estate Fund - Series I (IVRE)

  V.I. International Growth Fund - Series I (AVIE)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

  Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

  Micro-Cap Portfolio - Investment Class (ROCMC)

SECURITY BENEFIT LIFE

  SBL Fund - Series D (MSCI EAFE Equal Weight Series) (SBLD)

  Series J (Mid Cap Growth Series) (SBLJ)

  Series N (Managed Asset Allocation Series) (SBLN)

  Series O (All Cap Value Series) (SBLO)

  Series P (High Yield Series) (SBLP)

  Series Q (Small Cap Value Series) (SBLQ)

  Series V (Mid Cap Value Series) (SBLV)

  Series X (Small Cap Growth Series) (SBLX)

  SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)

T. ROWE PRICE

  Health Sciences Portfolio - II (TRHS2)

  Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

  Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

  VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

  VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WADDELL & REED, INC.

  Variable Insurance Portfolios - Asset Strategy (WRASP)

  Variable Insurance Portfolios - Balanced (WRBP)

  Variable Insurance Portfolios - Bond (WRBDP)

  Variable Insurance Portfolios - Core Equity (WRCEP)

  Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

  Variable Insurance Portfolios - Energy (WRENG)

  Variable Insurance Portfolios - Global Bond (WRGBP)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

  Variable Insurance Portfolios - Global Natural Resources (WRGNR)

  Variable Insurance Portfolios - Growth (WRGP)

  Variable Insurance Portfolios - High Income (WRHIP)

  Variable Insurance Portfolios - International Growth (WRIP)

  Variable Insurance Portfolios - International Core Equity (WRI2P)

  Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

  Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

  Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

  Variable Insurance Portfolios - Money Market (WRMMP)

  Variable Insurance Portfolios - Real Estate Securities (WRRESP)

  Variable Insurance Portfolios - Science and Technology (WRSTP)

  Variable Insurance Portfolios - Small Cap Growth (WRSCP)

  Variable Insurance Portfolios - Small Cap Value (WRSCV)

  Variable Insurance Portfolios - Value (WRVP)

WELLS FARGO FUNDS

  Advantage VT Opportunity Fund - Class 2 (SVOF)

  Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

  VT Omega Growth - Class 1 (EVOM)*

*At December 31, 2012, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Living credit adjustments may result in additional shares of mutual funds purchased or sold during the period. This activity may result in a net positive redemption amount in the Statements of Changes in Contract Owners’ Equity.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.
Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit
Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments
Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%

(1) Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.

(2) Includes Waddill & Reed Advisors select Reserve product.

(3) Includes NEA Select product.

(4) Includes Key Bank and Paine Weber products.

(5) Available beginning January 2, 2001 or a later date if state law requires.

(6) Available until state approval is received for the One-Year Enhanced Death Benefit Option.

(7) Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option

(8) No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.

(9) No longer available effective May 1, 2003. Applicant could have elected one GMIB option.

(10) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	ALVDAB	BBCMAG	BBGI	MLVGA3	DSIF	DSRG	DSRGS

0.95%	$18,411,248	$-	$955	$2,299	$87,520	$1,016,521	$129,885	$-
1.00%	6,452,144	-	-	-	31,800	460,822	61,617	-
1.05%	1,312,255	-	-	1	5,450	100,517	15,056	-
1.10%	10,091,582	-	657	1,505	43,103	352,629	81,070	-
1.15%	4,934,498	-	932	1,362	35,019	187,484	26,083	-
1.20%	10,524,864	12	-	-	120,410	606,295	61,339	-
1.25%	2,146,930	64	358	103	11,632	90,390	10,399	-
1.30%	1,885,905	-	22	2,241	18,847	84,077	7,688	-
1.35%	2,408,388	-	63	142	17,858	127,813	9,484	-
1.40%	2,926,404	-	253	1,315	21,914	101,531	11,919	-
1.45%	468,740	-	122	132	3,338	20,059	1,039	-
1.50%	1,082,951	-	-	-	3,743	24,443	4,260	432
1.55%	833,386	-	-	20	4,431	11,188	1,191	-
1.60%	1,171,335	-	1,425	-	7,196	36,312	1,135	47
1.65%	1,193,469	-	-	-	5,537	23,585	2,354	258
1.70%	121,580	-	1,848	-	565	9,647	295	-
1.75%	650,538	-	-	-	1,223	11,112	2,572	-
1.80%	429,511	-	-	-	3,296	5,902	477	-
1.85%	148,530	-	-	-	947	2,570	88	-
1.90%	96,500	-	-	-	6,146	448	206	-
1.95%	410,217	-	-	-	2,323	33	-	35
2.00%	55,203	-	-	-	137	272	-	-
2.05%	286,741	-	-	-	-	2,287	1,034	-
2.10%	249,899	-	-	-	234	-	-	391
2.15%	47,358	-	-	-	-	186	-	-
2.20%	254,001	-	-	-	1,619	2,086	-	-
2.25%	620,828	-	-	-	-	13,587	-	-
2.35%	21,800	-	-	-	-	-	-	-
2.40%	1,076	-	-	-	-	-	-	-
2.45%	30,416	-	-	-	-	-	-	36
2.50%	18,912	-	-	-	-	-	-	-
2.60%	63,898	-	-	-	-	-	-	2

Totals	$69,351,107	$76	$6,635	$9,120	$434,288	$3,291,796	$429,191	$1,201

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	JPMMV1	JABS	JACAS

0.95%	$-	$437	$2,491	$-	$2,341	$37,998	$-	$264,676
1.00%	-	18	287	-	254	17,443	-	156,801
1.05%	-	-	30	-	42	2,819	-	22,257
1.10%	-	23	195	-	881	13,728	-	105,470
1.15%	-	137	6	5	133	6,575	-	44,716
1.20%	-	130	441	-	1,993	31,725	-	204,145
1.25%	-	-	129	-	715	4,465	983	33,897
1.30%	-	-	-	-	1	8,171	-	52,964
1.35%	5	-	151	-	29	5,988	-	40,678
1.40%	-	-	314	-	678	5,402	-	40,839
1.45%	-	-	-	-	-	216	-	4,883
1.50%	-	-	-	-	750	1,518	-	21,877
1.55%	-	-	353	-	-	1,853	-	9,275
1.60%	-	-	375	-	-	3,155	-	11,908
1.65%	-	-	-	-	851	4,261	-	15,753
1.70%	-	-	-	-	-	164	-	2,576
1.75%	-	-	-	-	68	64	-	2,649
1.80%	-	-	-	-	81	629	-	4,448
1.85%	-	-	-	-	-	673	-	1,016
1.90%	-	-	-	-	-	-	-	216
1.95%	-	-	-	-	114	1,588	-	1,596
2.00%	-	-	-	-	23	-	-	391
2.05%	-	-	-	-	578	735	-	3,537
2.10%	-	-	-	-	1	117	-	-
2.15%	-	-	-	-	47	-	-	1
2.20%	-	-	-	-	287	616	-	194
2.25%	-	-	-	-	170	-	-	8,118
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$5	$745	$4,772	$5	$10,037	$149,903	$983	$1,054,881

	JAGTS	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI

0.95%	$76,157	$221,269	$-	$-	$666	$122,923	$26,659	$8,641
1.00%	48,711	124,704	-	-	143	32,530	4,154	2,173
1.05%	7,197	18,838	-	-	59	5,723	448	76
1.10%	34,637	101,283	-	-	170	32,580	5,867	2,746
1.15%	12,702	46,357	-	-	129	18,399	3,377	1,361
1.20%	45,726	190,755	-	-	74	68,190	9,688	7,092
1.25%	10,757	25,810	2,192	-	141	7,120	613	2,665
1.30%	8,096	24,437	-	-	-	15,522	1,893	1,307
1.35%	12,849	28,975	-	-	19	10,615	1,602	956
1.40%	5,304	27,566	-	-	18	15,599	2,328	2,058
1.45%	1,506	4,179	-	-	3	2,084	147	-
1.50%	2,145	9,725	-	3,056	1,154	9,426	1,171	254
1.55%	624	3,891	-	-	142	2,026	1,730	98
1.60%	1,366	5,973	-	627	1,426	4,760	1,025	205
1.65%	1,500	8,406	-	3,210	1,340	9,591	628	672
1.70%	163	1,193	-	-	-	633	789	35
1.75%	560	4,422	-	1,742	315	4,290	765	5,199
1.80%	1,199	3,302	-	958	403	2,097	286	55
1.85%	120	465	-	-	305	192	1,736	321
1.90%	138	248	-	1,608	372	470	39	-
1.95%	-	414	-	2,952	3,478	3,491	6,059	22
2.00%	-	173	-	-	-	2,496	-	-
2.05%	1,031	1,775	-	3,679	2,848	2,478	155	-
2.10%	25	-	-	2,135	1,353	2,673	879	-
2.15%	-	57	-	-	115	1,966	-	-
2.20%	160	817	-	1,419	2,566	4,655	118	-
2.25%	-	-	48	-	-	6,526	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,174	-	-
2.50%	-	-	-	-	-	620	-	-
2.60%	-	-	-	675	119	160	360	-

	$272,673	$855,034	$2,240	$22,061	$17,358	$391,009	$72,516	$35,936

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	MSVF2	MSEM	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2

0.95%	$-	$35,333	$-	$-	$388,838	$-	$74,906	$70,419
1.00%	-	11,445	-	-	145,278	-	39,452	17,286
1.05%	-	1,668	-	-	24,934	-	10,647	10,730
1.10%	-	10,755	-	-	200,223	-	35,855	16,014
1.15%	-	5,461	-	-	98,059	-	20,245	13,914
1.20%	-	16,733	21	595	311,557	-	62,898	74,745
1.25%	430	3,605	-	167	61,021	-	17,824	4,968
1.30%	-	2,275	-	-	55,419	-	28,971	14,430
1.35%	-	7,230	-	-	67,588	-	11,700	15,963
1.40%	-	3,725	-	-	87,070	-	21,195	7,980
1.45%	-	1,913	-	-	8,728	-	3,362	608
1.50%	707	365	-	38	20,960	12,193	2,422	2,664
1.55%	-	1,072	-	-	8,792	-	3,287	2,172
1.60%	-	8,242	34	10,295	26,114	665	1,386	898
1.65%	2,089	1,677	-	-	20,128	4,168	9,205	4,327
1.70%	-	22	-	-	2,995	-	326	-
1.75%	2,589	3,618	835	5,502	8,742	2,432	128	349
1.80%	-	471	-	-	9,459	4,180	1,002	1,303
1.85%	-	77	-	-	3,149	-	1,391	50
1.90%	-	12	-	-	521	2,709	70	70
1.95%	7,069	-	-	-	43	4,574	2,700	-
2.00%	-	205	-	-	1,240	1,135	346	35
2.05%	-	-	-	-	4,918	4,178	4,259	-
2.10%	-	-	-	-	-	3,320	117	-
2.15%	-	5	-	-	8	738	-	-
2.20%	390	-	-	-	2,921	4,180	4,325	-
2.25%	2,449	-	-	-	7,992	-	39,424	8,416
2.35%	-	-	-	-	-	2,010	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	987	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	829	-	-	-	-	622	-	-

	$16,552	$115,909	$890	$16,597	$1,566,697	$48,091	$397,443	$267,341

	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6

0.95%	$54,813	$133,668	$40,108	$88,722	$105,354	$3,391	$96,416	$-
1.00%	17,985	30,583	11,526	40,469	30,432	1,551	31,058	-
1.05%	4,326	11,082	3,841	12,154	5,782	53	5,212	-
1.10%	24,360	33,820	14,421	28,932	35,210	3,044	40,163	-
1.15%	16,389	21,808	7,232	20,897	18,468	1,351	34,102	-
1.20%	43,697	75,059	34,242	38,754	65,616	917	60,267	-
1.25%	9,156	16,453	5,843	8,004	19,100	1,104	12,885	-
1.30%	24,950	41,727	4,621	11,927	18,951	186	9,159	-
1.35%	8,282	15,615	4,643	12,051	19,599	54	19,620	-
1.40%	12,051	18,326	6,037	10,141	20,416	384	12,794	-
1.45%	55	2,512	61	1,241	1,199	-	1,860	-
1.50%	1,120	5,596	1,314	3,544	1,584	78	2,749	1,848
1.55%	3,076	2,067	1,895	2,608	2,720	-	3,592	-
1.60%	1,938	3,751	479	5,887	2,394	70	4,619	1,026
1.65%	2,973	10,476	1,296	2,969	5,552	261	2,032	968
1.70%	-	102	-	681	87	6	645	-
1.75%	1,470	3,054	-	9,446	1,504	-	4,871	874
1.80%	1,231	497	72	4,248	2,183	-	1,294	79
1.85%	101	362	-	507	299	-	2,347	-
1.90%	88	88	130	26	64	-	-	181
1.95%	74	448	-	126	-	-	5,215	1,294
2.00%	-	-	37	-	11	-	326	-
2.05%	26	760	27	-	5	148	555	892
2.10%	-	-	-	-	-	-	280	617
2.15%	1	-	-	-	-	-	1	83
2.20%	23	-	30	207	35	-	432	2,773
2.25%	-	14,712	15,877	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	365
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	211

	$228,185	$442,566	$153,732	$303,541	$356,565	$12,598	$352,494	$11,211

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GIG	GIG3	NVIE6	NVNMO1	NVNSR1	NVCRA2	NVCRB2	NVCCA2

0.95%	$20,498	$59,344	$-	$212,448	$19,156	$8,362	$24,544	$16,380
1.00%	10,202	26,597	-	105,493	2,015	2,091	11,999	6,043
1.05%	2,687	6,821	-	27,179	819	-	2,931	1,027
1.10%	8,332	21,073	-	85,640	6,020	4,053	17,498	11,969
1.15%	1,952	10,580	-	38,256	3,346	2,623	3,542	950
1.20%	7,713	52,511	-	100,349	6,532	5,304	13,853	5,648
1.25%	2,233	7,218	1,227	17,291	2,147	1,307	7,342	4,578
1.30%	3,205	6,932	-	26,766	348	-	2,512	8,388
1.35%	1,240	9,855	-	28,764	881	530	5,086	5,554
1.40%	1,298	5,753	-	21,143	1,017	75	5,080	1,282
1.45%	184	1,728	-	4,369	81	-	709	-
1.50%	441	2,735	-	5,561	390	-	255	1,255
1.55%	261	1,691	-	5,584	241	623	937	273
1.60%	221	4,250	-	6,706	149	-	294	-
1.65%	709	745	-	5,106	587	560	2,598	-
1.70%	-	341	-	1,149	93	-	-	-
1.75%	-	2,210	-	794	77	-	-	-
1.80%	471	589	-	1,965	-	-	-	2,469
1.85%	190	363	-	473	-	-	-	-
1.90%	-	-	-	1,612	-	-	2,638	-
1.95%	-	187	-	-	-	-	-	-
2.00%	-	64	-	24	-	-	-	-
2.05%	68	650	-	1,775	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	4	-	-	-	-	-	-
2.20%	72	499	-	308	-	-	-	-
2.25%	-	-	-	458	695	56	4,546	3,578
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$61,977	$222,740	$1,227	$699,213	$44,594	$25,584	$106,364	$69,394

	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF

0.95%	$24,926	$41,302	$18,965	$24,144	$24,890	$-	$16,234	$437,529
1.00%	10,339	33,355	10,264	7,869	15,777	-	5,222	237,131
1.05%	757	1,011	-	2,990	1,750	-	1,463	40,795
1.10%	6,465	27,667	9,233	16,117	5,877	-	4,567	110,977
1.15%	1,184	21,432	3,964	5,653	6,997	-	3,402	35,552
1.20%	18,110	39,702	16,572	19,983	23,746	-	24,309	109,336
1.25%	12,675	10,043	7,116	3,110	1,840	-	3,288	26,625
1.30%	4,174	4,454	3,021	5,210	2,379	-	8,772	18,825
1.35%	9,551	16,280	5,368	5,876	5,960	-	849	16,603
1.40%	4,953	1,170	-	5,474	4,632	-	1,657	23,185
1.45%	807	1,163	-	-	325	-	-	5,025
1.50%	1,652	786	-	-	1,638	2,365	170	9,831
1.55%	3,957	410	608	-	165	-	-	2,042
1.60%	2,515	2,420	246	-	1,012	622	1,210	6,843
1.65%	1,427	3,013	-	-	325	1,793	39	4,878
1.70%	-	-	-	391	606	-	23	1,854
1.75%	960	-	-	-	172	126	105	3,786
1.80%	419	2,764	-	-	109	62	-	1,786
1.85%	-	-	-	1,183	36	-	-	720
1.90%	-	-	-	-	-	-	-	61
1.95%	-	-	-	30	1	3,669	15	56
2.00%	53	-	259	-	-	-	-	-
2.05%	-	-	-	-	-	6,329	-	118
2.10%	-	-	-	-	-	738	-	458
2.15%	-	-	-	-	-	-	-	169
2.20%	-	-	-	-	-	727	29	632
2.25%	7,684	24,558	25,105	2,040	3,112	-	2,524	10,143
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	685	-	-
2.50%	-	-	-	-	-	369	-	-
2.60%	-	-	-	-	-	-	-	-

	$112,608	$231,530	$100,721	$100,070	$101,349	$17,485	$73,878	$1,104,960

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	TRF2	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2

0.95%	$-	$689,024	$-	$116,761	$17,770	$103,397	$17,572	$5,954
1.00%	-	277,558	-	62,228	920	14,605	6,852	483
1.05%	-	64,117	-	17,686	320	6,808	472	-
1.10%	-	277,337	-	28,916	3,321	64,930	5,534	2,299
1.15%	-	129,433	-	13,505	942	25,161	7,997	138
1.20%	-	438,727	-	30,508	4,484	60,721	5,792	486
1.25%	-	56,931	-	5,180	3,649	58,516	667	990
1.30%	-	70,660	-	7,984	94	4,899	3,109	-
1.35%	-	76,588	-	5,642	280	24,622	268	818
1.40%	-	109,652	-	4,667	463	21,328	1,562	110
1.45%	-	7,246	-	272	4	5,702	16	-
1.50%	1,001	16,667	23,267	2,578	20	13,609	-	-
1.55%	-	23,188	-	1,321	-	7,082	3,414	-
1.60%	583	40,215	5,004	866	-	12,490	295	-
1.65%	2,235	20,279	15,017	818	70	13,804	-	-
1.70%	-	3,340	-	444	-	1,713	-	-
1.75%	547	22,241	8,226	1,310	-	7,078	118	-
1.80%	631	11,301	1,349	313	-	5,597	15	-
1.85%	-	3,492	-	-	45	2,118	-	-
1.90%	-	77	1,235	-	-	134	-	-
1.95%	428	29	11,537	-	-	18,852	-	-
2.00%	-	288	305	37	-	-	-	-
2.05%	826	2,284	6,372	37	-	5,607	-	-
2.10%	905	-	11,369	-	-	2,698	-	-
2.15%	-	352	-	-	-	877	-	-
2.20%	347	933	6,883	-	-	4,261	-	-
2.25%	-	20,469	-	-	-	2,897	597	1,236
2.35%	-	-	170	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	34	-	1,924	-	-	-	-	-
2.50%	556	-	270	-	-	-	-	-
2.60%	94	-	1,971	-	-	9,260	-	-

	$8,187	$2,362,428	$94,899	$301,073	$32,382	$498,766	$54,280	$12,514

	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3

0.95%	$119,461	$505,321	$196,863	$185,056	$276,889	$753,357	$-	$171,334
1.00%	23,899	162,562	41,143	42,133	117,341	301,503	-	84,614
1.05%	5,883	48,887	11,203	9,234	18,041	77,231	-	16,493
1.10%	63,270	345,497	200,136	111,078	143,262	253,282	477	42,076
1.15%	45,921	219,963	127,454	52,910	75,312	121,840	1	20,570
1.20%	90,790	333,214	150,736	88,846	184,035	495,002	-	107,466
1.25%	19,425	159,196	84,239	41,773	35,776	65,356	-	18,099
1.30%	15,000	47,071	16,099	13,957	58,164	74,527	-	19,446
1.35%	36,256	79,655	45,506	26,318	51,297	103,279	-	17,605
1.40%	27,853	174,619	84,041	41,590	42,052	116,514	-	19,808
1.45%	3,578	20,814	4,829	5,073	8,497	8,721	-	2,887
1.50%	23,148	58,269	41,885	32,730	8,403	40,660	-	15,516
1.55%	8,029	23,347	66,271	6,224	9,014	13,294	-	2,056
1.60%	27,872	114,404	34,994	25,869	14,235	28,756	-	4,166
1.65%	18,363	71,131	40,933	30,104	11,262	56,933	-	5,136
1.70%	33	7,570	2,565	5,055	1,951	1,985	-	346
1.75%	8,421	75,904	16,965	23,694	14,316	30,932	-	1,009
1.80%	1,404	40,845	10,806	9,231	5,025	18,945	-	2,689
1.85%	5,115	8,679	6,180	1,444	2,499	3,605	-	499
1.90%	528	3,515	1,799	7,214	315	6,035	-	79
1.95%	8,152	13,070	20,949	3,739	2,923	7,431	-	793
2.00%	-	2,017	-	1,631	484	408	-	11
2.05%	2,748	17,195	9,001	8,522	4,199	16,189	-	1,024
2.10%	7,759	19,410	20,224	16,055	915	5,760	-	-
2.15%	2,154	5,567	7,244	7,739	226	3,174	-	67
2.20%	13,459	15,750	15,079	18,459	1,970	3,910	-	674
2.25%	4,216	77,900	54,698	10,184	2,234	12,011	-	42
2.35%	298	6,828	1,520	323	-	1,136	-	-
2.40%	-	-	1,024	-	-	-	-	-
2.45%	-	2,346	2,163	1,019	-	34	-	-
2.50%	3,211	2,463	2,447	3,848	-	-	-	-
2.60%	3,466	1,346	1,958	4,800	-	1,589	-	-

	$589,712	$2,664,355	$31,320,954	$835,852	$1,090,637	$2,623,399	$478	$554,505

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1

0.95%	$-	$24,425	$-	$60,134	$-	$20,934	$3,642	$279,575
1.00%	-	7,028	-	25,251	-	9,671	437	134,159
1.05%	-	2,079	-	2,456	-	1,519	449	20,433
1.10%	-	9,285	-	31,929	-	9,348	1,490	126,601
1.15%	-	8,867	-	28,880	-	9,241	901	55,947
1.20%	-	25,804	-	42,045	-	13,564	1,825	156,053
1.25%	26	2,919	1,935	11,077	-	2,926	2,708	37,621
1.30%	-	11,850	-	5,559	-	1,360	297	13,005
1.35%	-	2,915	-	12,058	-	2,102	358	27,992
1.40%	-	3,470	-	10,057	-	4,834	6,616	31,772
1.45%	-	137	-	1,476	-	346	138	5,246
1.50%	-	516	1,535	4,938	1,456	1,455	5,099	14,123
1.55%	-	1,004	-	1,219	-	580	-	4,914
1.60%	-	2,402	119	8,996	328	6,666	1,200	9,100
1.65%	-	803	1,526	9,970	1,633	676	4,426	16,468
1.70%	-	66	-	664	-	162	8	2,051
1.75%	-	1,250	286	5,417	196	1,894	1,940	2,775
1.80%	-	1,747	-	3,076	14	1,675	855	4,152
1.85%	-	722	-	98	-	143	-	802
1.90%	-	-	-	491	72	100	841	703
1.95%	-	12	231	2,391	2,742	-	5,787	753
2.00%	-	36	-	368	-	154	27	248
2.05%	-	591	472	2,541	434	9	1,504	3,834
2.10%	-	-	377	1,503	514	-	4,243	-
2.15%	-	-	-	67	-	12	351	227
2.20%	-	658	496	1,850	2,432	2	3,827	3,680
2.25%	-	-	-	3,599	155	4	994	4,582
2.35%	-	-	30	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	4	27	-	-	-	-
2.50%	-	-	-	-	-	-	195	-
2.60%	-	-	20	990	116	-	3,692	-

	$26	$108,586	$7,031	$279,127	$10,092	$89,377	$53,850	$956,816

	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2

0.95%	$-	$153,396	$67,045	$-	$325,742	$-	$333,731	$-
1.00%	-	36,389	25,560	-	105,327	-	129,897	-
1.05%	-	7,710	3,768	-	14,237	-	19,870	-
1.10%	-	102,196	34,848	-	140,715	-	112,379	-
1.15%	-	56,122	16,075	-	60,652	-	55,258	-
1.20%	37,759	149,814	54,366	-	189,906	-	184,770	-
1.25%	-	22,098	9,371	-	31,163	-	34,174	-
1.30%	14,739	20,469	6,641	-	23,859	-	33,551	-
1.35%	12,700	34,922	13,312	-	43,035	-	32,202	-
1.40%	7,388	44,138	8,963	-	41,280	-	54,643	-
1.45%	-	2,271	923	-	6,081	-	4,361	-
1.50%	593	10,933	1,661	741	11,760	3,102	11,703	5,981
1.55%	-	6,057	6,614	-	6,643	-	5,696	-
1.60%	34	8,509	4,298	32	19,927	934	10,354	2,983
1.65%	2,010	13,508	3,448	518	12,918	2,444	8,743	3,908
1.70%	-	2,177	372	-	2,973	-	1,053	-
1.75%	217	2,792	4,336	722	12,522	899	4,812	1,457
1.80%	43	6,929	3,054	-	6,995	20	6,617	2,232
1.85%	339	768	290	-	2,039	-	821	-
1.90%	-	545	35	254	412	468	531	1,586
1.95%	-	95	12	1,611	78	1,476	83	2,637
2.00%	-	-	27	27	353	97	146	499
2.05%	347	5,751	1,397	850	2,386	491	1,963	1,624
2.10%	607	-	-	938	-	2,238	-	2,922
2.15%	-	4	167	-	209	-	1	370
2.20%	-	796	1,008	632	1,828	1,845	196	2,723
2.25%	-	730	-	-	-	-	-	-
2.35%	-	-	-	-	-	117	-	-
2.40%	-	-	-	-	11	-	-	-
2.45%	-	-	-	-	-	-	-	1,639
2.50%	-	-	-	-	-	-	-	510
2.60%	-	-	-	122	-	721	-	705

	$76,776	$689,119	$267,591	$6,447	$1,063,051	$14,852	$1,047,555	$31,776

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	ALVGIB

0.95%	$198,721	$40,719	$1,266,028	$-	$11,760	$52,540	$353,870	$-
1.00%	88,349	7,963	583,280	-	1,749	34,799	101,348	-
1.05%	15,998	1,599	105,450	-	899	7,992	13,645	-
1.10%	56,315	5,670	441,983	-	5,227	25,070	126,238	-
1.15%	33,733	8,028	235,412	-	5,675	28,888	65,208	-
1.20%	127,369	21,000	749,167	-	4,702	47,989	164,245	-
1.25%	18,040	4,372	147,537	-	2,784	10,002	28,358	165
1.30%	29,207	2,547	116,776	-	1,179	4,413	22,289	-
1.35%	28,373	4,254	158,228	-	897	14,579	47,865	-
1.40%	20,433	6,649	188,548	-	746	8,157	35,151	-
1.45%	2,424	92	28,891	-	94	1,305	7,884	-
1.50%	17,257	541	52,286	34,098	19	3,828	17,734	3,676
1.55%	4,726	192	24,198	-	50	3,994	6,928	-
1.60%	6,041	404	51,814	7,348	114	2,721	20,856	625
1.65%	20,308	3,539	51,726	27,292	579	6,970	18,647	4,898
1.70%	1,665	-	8,682	-	108	1,440	1,116	-
1.75%	11,945	-	23,634	13,803	61	2,172	9,097	174
1.80%	7,309	-	20,976	6,876	-	1,772	9,487	1,158
1.85%	2,426	-	3,865	-	-	2,813	1,929	-
1.90%	959	-	2,578	7,549	-	-	853	-
1.95%	8,832	-	1,156	26,602	-	6,479	7,742	3,916
2.00%	45	-	952	1,638	-	34	525	-
2.05%	12,136	-	7,399	8,994	-	744	4,694	3,100
2.10%	5,030	-	-	11,998	-	477	6,649	2,383
2.15%	4	-	12	231	-	-	13	295
2.20%	2,797	-	5,442	16,311	35	128	7,064	3,392
2.25%	-	8,610	52,266	-	-	2,103	174	-
2.35%	-	-	-	2,737	-	-	1,262	-
2.40%	-	-	12	-	-	-	18	-
2.45%	610	-	-	2,014	-	-	151	447
2.50%	-	-	-	235	-	-	585	46
2.60%	1,186	-	-	2,934	-	-	797	453

	$722,238	$116,179	$4,328,298	$170,660	$36,678	$271,409	$1,082,422	$24,728

	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1

0.95%	$-	$13,492	$182,166	$-	$248,866	$2,389	$65	$37,366
1.00%	-	5,124	67,864	-	67,927	107	-	16,605
1.05%	-	220	16,247	-	13,540	-	-	1,038
1.10%	-	12,321	79,923	-	63,417	9,465	-	13,239
1.15%	-	2,637	35,938	-	39,889	4,717	-	6,660
1.20%	-	9,635	106,578	-	188,358	406	-	30,678
1.25%	-	1,261	18,509	-	22,171	97	-	2,616
1.30%	-	1,177	21,200	-	19,183	182	-	3,587
1.35%	-	3,525	23,350	-	44,450	-	-	3,202
1.40%	-	3,262	26,378	-	30,480	13	-	4,469
1.45%	-	112	2,434	-	635	-	-	172
1.50%	1,447	5,176	7,420	2,647	9,432	-	-	705
1.55%	-	852	7,207	-	9,879	-	-	1,597
1.60%	870	875	6,793	441	10,307	-	77	2,350
1.65%	7,531	5,738	10,422	2,706	5,244	16	4	512
1.70%	-	313	529	-	289	-	-	492
1.75%	283	1,882	4,855	1,156	6,084	162	1,824	112
1.80%	409	1,784	8,762	555	5,820	-	-	317
1.85%	-	1,358	1,356	-	2,320	-	-	1,265
1.90%	-	1,378	-	315	2,272	-	-	-
1.95%	4,602	11,873	1,688	1,047	2,588	-	-	3,050
2.00%	-	27	118	65	116	-	-	-
2.05%	1,588	2,473	3,469	1,528	52	-	-	-
2.10%	1,082	2,933	115	7,183	807	-	-	237
2.15%	-	-	-	399	2,250	-	-	-
2.20%	1,047	4,497	126	513	2,359	-	-	527
2.25%	-	12,676	-	-	22,521	-	-	-
2.35%	-	348	-	1,036	226	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	100	-	-	728	-	-	-
2.50%	-	45	-	46	-	-	-	-
2.60%	216	809	-	471	658	-	-	-

	$19,075	$107,903	$633,447	$20,108	$822,868	$17,554	$1,970	$130,796

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	ACVMV2	ACVU1	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV

0.95%	$-	$-	$1,968	$74,564	$215,975	$-	$37	$470
1.00%	-	-	15	24,308	99,716	-	-	-
1.05%	-	-	-	2,655	27,143	-	-	-
1.10%	-	-	13,135	36,187	85,285	-	98	54
1.15%	-	-	6,701	20,183	43,298	-	-	9
1.20%	-	-	396	49,827	134,287	-	-	-
1.25%	3,198	-	361	12,295	22,001	-	61	-
1.30%	-	-	551	5,372	22,074	-	-	-
1.35%	-	-	-	22,504	27,034	-	-	-
1.40%	-	-	-	11,643	31,100	-	-	107
1.45%	-	-	-	3,237	3,036	-	-	-
1.50%	-	-	-	1,249	6,808	2,733	-	-
1.55%	-	-	-	1,866	5,163	-	203	19
1.60%	-	-	-	4,213	6,046	2,082	-	-
1.65%	-	-	73	1,970	6,307	4,065	-	-
1.70%	-	-	-	619	2,006	-	-	-
1.75%	-	1,263	-	2,825	2,270	1,271	-	-
1.80%	-	-	-	361	2,887	169	-	-
1.85%	-	-	-	916	883	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	801	1,971	2,585	-	-
2.00%	-	-	-	-	242	41	-	-
2.05%	-	-	-	1,143	1,863	2,539	-	-
2.10%	-	-	-	58	114	4,274	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	26	169	1,111	-	-
2.25%	4,232	-	-	10	2,693	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,608	-	-
2.50%	-	-	-	-	-	146	-	-
2.60%	-	-	-	-	-	1,451	-	-

	$7,430	$1,263	$23,200	$278,832	$750,371	$24,075	$399	$659

	FCA2S	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS

0.95%	$-	$-	$321,873	$-	$-	$10,918	$55,632	$666,272
1.00%	-	-	86,878	-	-	1,093	25,253	321,468
1.05%	-	-	23,328	-	-	-	3,806	70,081
1.10%	-	-	154,966	-	-	80,290	27,908	310,653
1.15%	-	-	90,536	-	-	32,173	13,812	138,166
1.20%	-	-	228,873	-	-	3,097	45,201	397,232
1.25%	-	-	41,680	-	-	1,428	7,210	69,415
1.30%	-	-	55,504	-	-	2,574	7,078	74,801
1.35%	-	-	69,526	-	-	43	12,929	100,085
1.40%	-	-	68,363	-	-	-	10,424	105,170
1.45%	-	-	8,318	-	-	-	781	8,553
1.50%	696	5,888	9,606	11,080	2,492	-	2,278	23,773
1.55%	-	-	16,115	-	-	-	2,584	18,565
1.60%	1,413	1,421	32,982	3,037	286	-	2,865	39,173
1.65%	314	4,734	21,492	12,453	1,589	-	1,769	29,696
1.70%	-	-	2,663	-	-	-	701	4,827
1.75%	-	3,200	33,671	4,776	2,395	-	2,866	18,064
1.80%	78	777	12,399	817	418	-	4,008	12,248
1.85%	-	-	2,972	-	-	-	1,681	4,337
1.90%	-	-	-	1,713	-	-	83	619
1.95%	1,350	4,468	55	12,922	1,368	-	3,865	3,240
2.00%	-	333	529	474	58	-	160	399
2.05%	1,633	7,906	1,602	12,006	1,039	-	88	6,444
2.10%	677	8,752	-	8,527	2,047	-	231	58
2.15%	136	216	84	5,062	-	-	1	8
2.20%	1,894	1,814	221	3,704	734	-	35	1,115
2.25%	-	-	1,660	-	-	-	-	15,426
2.35%	-	428	-	447	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	751	-	312	-	-	-	-
2.50%	-	-	-	151	-	-	-	-
2.60%	152	980	-	2,705	704	-	-	-

	$8,343	$41,668	$1,285,896	$80,186	$13,130	$131,616	$233,249	$2,439,888

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS

0.95%	$-	$27,971	$-	$28,077	$-	$11,567	$-	$753
1.00%	-	13,449	-	14,334	-	22,812	-	39
1.05%	-	551	-	2,563	-	613	-	-
1.10%	-	14,693	-	18,514	-	13,591	-	7,638
1.15%	-	6,516	-	3,602	-	5,237	-	1,318
1.20%	-	26,529	-	20,718	-	9,935	-	8
1.25%	-	390	170	2,279	652	1,907	2,748	-
1.30%	-	15,248	-	783	-	4,226	-	40
1.35%	-	1,660	-	918	-	2,262	-	-
1.40%	-	3,212	-	2,121	-	727	-	-
1.45%	-	-	-	416	-	-	-	-
1.50%	19,697	1,489	-	3,055	-	-	-	-
1.55%	-	94	-	1,322	-	-	-	-
1.60%	3,159	374	-	279	-	-	-	-
1.65%	13,283	5,378	-	283	-	15	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	4,674	1,873	-	-	-	-	-	-
1.80%	5,355	560	-	2,348	-	9	-	-
1.85%	-	-	-	589	-	-	-	-
1.90%	5,037	-	-	-	-	-	-	-
1.95%	10,330	-	-	1,017	-	-	-	-
2.00%	90	-	-	-	-	-	-	-
2.05%	4,997	-	-	-	-	-	-	-
2.10%	8,811	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	7,951	-	-	-	-	-	-	-
2.25%	-	-	1,018	-	1,972	-	2,137	-
2.35%	282	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	948	-	-	-	-	-	-	-
2.50%	46	-	-	-	-	-	-	-
2.60%	5,395	-	-	-	-	-	-	-

	$90,055	$119,987	$1,188	$103,218	$2,624	$72,901	$4,885	$9,796

	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS

0.95%	$512,574	$-	$155,551	$140,353	$213,643	$119,581	$-	$53,294
1.00%	287,615	-	78,717	35,567	56,990	39,676	-	33,011
1.05%	55,661	-	21,431	10,295	15,478	4,509	-	7,224
1.10%	191,660	-	56,111	36,301	55,490	55,858	-	9,225
1.15%	72,351	-	25,366	20,950	42,841	18,860	-	5,054
1.20%	315,161	-	80,942	335,924	154,667	77,077	-	31,319
1.25%	54,477	-	10,092	6,330	18,132	7,729	6,032	4,622
1.30%	59,271	-	18,853	20,286	28,694	10,683	-	4,684
1.35%	47,378	-	17,712	22,671	19,786	19,130	-	2,070
1.40%	50,324	-	12,603	12,686	30,858	19,644	-	2,072
1.45%	5,893	-	1,148	2,337	986	2,164	-	1,060
1.50%	23,143	8,747	5,276	2,694	5,355	2,843	11,979	1,720
1.55%	17,619	-	2,898	2,129	5,849	2,235	-	390
1.60%	9,899	2,203	4,129	2,443	6,033	5,948	4,272	196
1.65%	18,166	6,312	4,882	2,030	6,580	14,205	19,648	1,254
1.70%	3,486	-	75	851	1,825	383	-	23
1.75%	9,107	4,125	4,586	729	10,909	946	5,167	216
1.80%	6,724	15	1,985	680	3,651	1,026	1,525	168
1.85%	3,727	-	235	205	220	1,432	-	3
1.90%	429	741	-	-	1,315	86	2,455	-
1.95%	3,434	2,968	10	2	60	3,546	11,435	-
2.00%	265	382	-	11	-	106	3,333	-
2.05%	2,686	3,486	-	-	139	2,836	7,948	699
2.10%	237	4,858	-	-	-	235	13,102	-
2.15%	-	-	-	-	-	1	-	-
2.20%	435	6,851	1,380	75	223	1,078	3,040	641
2.25%	3,230	-	-	-	24,532	-	17,094	-
2.35%	-	-	-	-	-	-	525	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	1,155	-	-	-	-	2,682	-
2.50%	-	136	-	-	-	-	1,023	-
2.60%	-	1,490	-	-	-	-	1,151	-

	$1,754,952	$43,469	$503,982	$655,549	$704,256	$411,817	$112,411	$158,945

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2

0.95%	$-	$71,777	$38,081	$113,804	$-	$43,243	$23,993	$-
1.00%	-	23,239	12,931	56,281	-	12,138	14,530	-
1.05%	-	5,634	2,899	10,828	-	1,758	1,024	-
1.10%	-	33,633	14,939	47,008	-	16,187	29,284	-
1.15%	-	15,964	9,048	26,522	-	10,079	3,376	-
1.20%	-	61,506	21,786	135,972	-	34,260	15,786	-
1.25%	-	9,324	4,093	15,170	6,801	9,363	5,252	318
1.30%	-	10,057	3,510	53,786	-	2,394	2,627	-
1.35%	-	9,196	4,627	63,329	-	5,852	8,115	-
1.40%	-	22,980	5,496	30,598	-	5,045	5,545	-
1.45%	-	1,621	834	2,828	-	1,081	1,618	-
1.50%	5,853	2,046	207	6,083	-	703	369	-
1.55%	-	2,028	106	2,952	-	2,131	1,358	-
1.60%	5,103	2,205	5,246	7,996	-	2,565	5,051	-
1.65%	11,734	2,954	1,554	24,933	-	1,297	459	-
1.70%	-	97	303	1,383	-	36	-	-
1.75%	3,078	1,725	1,757	5,838	-	545	1,293	-
1.80%	496	2,060	364	6,407	-	445	23	-
1.85%	-	712	324	2,693	-	173	102	-
1.90%	1,924	-	-	-	-	-	76	-
1.95%	8,550	57	27	4,181	-	-	71	-
2.00%	1,004	129	-	306	-	-	193	-
2.05%	1,962	388	622	-	-	-	1,325	-
2.10%	4,159	-	-	236	-	-	-	-
2.15%	86	1	-	-	-	-	1	-
2.20%	5,041	468	-	119	-	11	-	-
2.25%	-	-	638	7,601	3,459	-	-	-
2.35%	3	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	684	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	811	-	-	-	-	-	-	-

	$50,488	$279,801	$129,392	$626,854	$10,260	$149,306	$121,471	$318

	TIF3	FTVGI3	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMFAS

0.95%	$21,344	$178,591	$11,313	$45,892	$-	$18	$-	$3,339
1.00%	10,979	56,954	5,451	17,238	-	-	-	303
1.05%	1,358	8,695	691	5,796	-	-	-	-
1.10%	6,196	52,098	2,857	25,705	-	-	-	858
1.15%	4,262	28,797	749	24,707	-	-	-	283
1.20%	11,146	117,586	5,768	62,036	-	84	-	944
1.25%	4,787	16,174	1,712	11,299	-	97	-	375
1.30%	12,896	27,153	2,989	4,540	-	-	-	387
1.35%	2,353	24,439	2,907	11,057	-	-	-	1,063
1.40%	9,138	25,340	2,531	7,514	-	-	-	398
1.45%	45	2,569	530	444	-	-	-	-
1.50%	537	3,562	144	3,384	-	-	-	1,174
1.55%	78	8,354	120	556	-	-	-	-
1.60%	2,028	5,611	5,966	2,814	468	1,009	299	1,065
1.65%	201	13,502	-	6,062	-	277	-	912
1.70%	-	3,666	-	42	-	-	-	-
1.75%	508	6,176	-	5,480	2,783	3,458	598	1,073
1.80%	-	3,037	189	2,485	-	-	-	-
1.85%	124	5,015	146	39	-	-	-	-
1.90%	-	-	-	137	-	-	-	1,445
1.95%	512	12,732	587	2,635	-	-	-	716
2.00%	-	-	-	358	-	-	-	371
2.05%	-	-	-	293	-	-	-	757
2.10%	-	825	-	5,045	-	-	-	104
2.15%	1	-	-	-	-	-	-	292
2.20%	-	164	-	812	-	-	-	320
2.25%	-	-	-	7,966	-	-	-	-
2.35%	-	-	-	69	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	175
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	111

	$88,493	$601,040	$44,650	$254,405	$3,251	$4,943	$897	$16,465

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	AMSRS	OVGR	OVGS3	OVGS	OVGSS	OVGI	OVGIS	OVSC

0.95%	$23,370	$3,171	$222,366	$128,262	$-	$308,732	$-	$38,922
1.00%	11,312	250	51,682	35,563	-	165,031	-	10,862
1.05%	4,710	-	10,919	5,049	-	22,878	-	1,749
1.10%	8,355	16,449	95,787	76,409	-	121,126	-	18,975
1.15%	2,302	11,449	52,993	30,281	-	63,633	-	2,012
1.20%	30,631	532	171,863	106,550	-	177,733	-	11,258
1.25%	1,216	486	28,104	16,904	-	35,796	-	4,358
1.30%	704	333	26,074	13,417	-	30,328	-	621
1.35%	396	110	33,732	33,369	-	50,980	-	5,500
1.40%	479	-	45,701	31,120	-	42,896	-	2,203
1.45%	-	-	2,634	1,618	-	8,511	-	59
1.50%	94	-	13,303	6,532	5,121	13,824	8,745	1,669
1.55%	358	-	4,533	6,793	-	7,179	-	2,221
1.60%	1,000	-	21,192	11,637	1,191	8,251	2,314	280
1.65%	495	-	16,959	10,482	3,600	17,215	13,120	826
1.70%	417	-	1,901	574	-	1,453	-	316
1.75%	891	-	11,199	6,903	2,900	8,934	5,004	1,066
1.80%	29	-	5,762	8,051	2,290	10,926	1,085	-
1.85%	-	-	1,346	575	-	964	-	322
1.90%	181	-	4,381	756	516	824	1,415	-
1.95%	221	-	5,327	24	4,176	82	2,592	-
2.00%	-	-	1,472	1,736	-	237	93	-
2.05%	-	-	9,580	470	1,604	308	1,672	-
2.10%	137	-	2,789	606	2,353	-	5,589	-
2.15%	-	-	435	-	976	-	-	-
2.20%	-	-	6,687	400	2,179	988	2,498	-
2.25%	676	4	-	-	-	3,967	-	-
2.35%	-	-	3	-	901	-	534	-
2.40%	-	-	-	11	-	-	-	-
2.45%	177	-	1,551	-	97	-	218	-
2.50%	-	-	350	-	-	-	-	-
2.60%	-	-	1,864	-	153	-	758	-

	$88,151	$32,784	$852,489	$534,092	$28,057	$1,102,796	$45,637	$103,219

	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA

0.95%	$-	$170,025	$541	$-	$4,751	$28,700	$98,121	$1,947
1.00%	-	84,088	242	-	549	6,580	41,303	40
1.05%	-	15,763	15	-	105	1,624	14,217	-
1.10%	-	83,587	203	-	2,229	7,237	31,077	7,265
1.15%	-	38,976	236	-	641	3,303	22,575	3,954
1.20%	-	108,954	438	-	372	20,652	141,408	85
1.25%	2,096	28,464	62	52	534	1,148	10,360	40
1.30%	-	14,252	159	-	55	17,552	19,651	678
1.35%	-	23,037	207	-	-	1,844	14,315	-
1.40%	-	26,099	13	-	864	7,159	16,959	-
1.45%	-	3,463	-	-	28	558	429	-
1.50%	-	5,000	45	6,951	38	255	4,256	-
1.55%	-	1,256	25	-	309	1,158	2,956	-
1.60%	-	5,068	-	4,069	-	22	11,131	-
1.65%	-	9,584	-	22,263	10	295	4,152	-
1.70%	-	743	-	-	176	564	41	-
1.75%	-	1,599	7	6,298	-	69	2,781	-
1.80%	-	2,995	-	435	-	110	8,143	-
1.85%	-	616	-	-	120	1,223	960	-
1.90%	-	1,117	-	1,485	-	-	53	-
1.95%	-	73	-	9,148	544	3,401	606	-
2.00%	-	-	-	80	-	-	-	-
2.05%	-	47	-	2,254	-	-	-	-
2.10%	-	-	-	7,544	59	234	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	828	-	4,041	-	18	3,279	-
2.25%	-	4	-	-	-	-	7,125	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	602	-	-	-	-
2.50%	-	-	-	1,096	-	-	-	-
2.60%	-	-	-	764	-	-	-	-

	$2,096	$625,638	$2,193	$67,082	$11,384	$103,706	$455,898	$14,009

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	PMVTRA	PMVTRD	PVGIB	ACEG2	ACC2	ACEG	AVBV2	AVGI

0.95%	$5,271	$39,352	$-	$1,060	$-	$39	$-	$90
1.00%	144	21,892	-	58	-	-	-	-
1.05%	-	4,707	-	363	-	-	-	-
1.10%	19,097	17,028	-	301	-	38	-	216
1.15%	6,389	13,594	-	532	-	215	-	-
1.20%	178	8,895	-	1,674	-	-	-	-
1.25%	454	1,794	138	195	-	-	327	-
1.30%	343	1,298	-	-	-	57	-	-
1.35%	-	2,603	-	34	-	-	-	89
1.40%	-	2,668	-	79	-	22	-	-
1.45%	-	843	-	-	-	-	-	-
1.50%	-	1,756	-	4,522	19,703	-	-	-
1.55%	-	3,296	-	103	-	-	-	713
1.60%	-	541	-	946	4,754	-	-	-
1.65%	-	446	-	2,395	18,727	-	-	-
1.70%	-	1,339	-	-	-	-	-	-
1.75%	-	759	-	1,785	7,999	-	-	-
1.80%	-	111	-	1,034	2,325	-	-	-
1.85%	-	1,995	-	-	-	-	-	-
1.90%	-	-	-	798	5,976	-	-	-
1.95%	-	5,006	-	4,810	17,848	-	-	-
2.00%	-	-	-	842	1,035	-	-	-
2.05%	-	-	-	2,532	3,656	-	-	-
2.10%	-	531	-	1,819	10,669	-	-	-
2.15%	-	-	-	1,054	2,492	-	-	-
2.20%	-	5	-	3,302	6,800	-	-	-
2.25%	-	-	-	141	-	-	-	-
2.35%	-	-	-	164	322	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	635	932	-	-	-
2.50%	-	-	-	-	382	-	-	-
2.60%	-	-	-	348	3,301	-	-	-

	$31,876	$130,459	$138	$31,526	$106,921	$371	$327	$1,108

	AVCE2	IVKEI1	IVHS	IVRE	VYDS	ROCMC	SBLD	SBLJ

0.95%	$-	$1,017	$27	$249	$2,431	$196	$-	$66
1.00%	-	-	-	4	6,214	13	-	-
1.05%	-	-	-	-	333	-	-	-
1.10%	-	976	1,154	2,145	11,585	5,631	1,256	1,045
1.15%	-	217	103	1,263	1,431	3,310	1,035	172
1.20%	-	-	16	1	7,843	158	71	-
1.25%	-	227	86	100	1,577	33	-	163
1.30%	-	78	-	25	2,492	-	172	71
1.35%	-	28	-	-	290	-	-	-
1.40%	-	-	-	-	827	-	-	-
1.45%	-	-	-	-	25	-	-	-
1.50%	1,548	-	-	-	516	-	-	-
1.55%	-	28	-	-	438	-	-	-
1.60%	715	-	-	-	2,379	-	-	-
1.65%	725	-	-	-	156	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	660	-	-	-	-	-	-	-
1.80%	49	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	918	-	-	-	-	-	-	-
1.95%	2,143	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	1,734	-	-	-	-	-	-	-
2.10%	1,539	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	365	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	1,295	-	-	-	-	-	-	-
2.50%	136	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$11,827	$2,571	$1,386	$3,787	$38,537	$9,341	$2,534	$1,517

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2

0.95%	$10	$924	$418	$250	$1,229	$-	$-	$74,924
1.00%	-	33	2	14	22	-	-	24,646
1.05%	-	-	-	-	-	-	-	4,332
1.10%	1,064	3,937	3,535	5,828	12,731	994	199	12,864
1.15%	464	762	480	3,553	8,050	1	-	7,337
1.20%	33	544	-	352	880	-	-	20,208
1.25%	63	13	3	44	300	-	81	3,510
1.30%	50	-	164	304	177	-	-	4,229
1.35%	-	-	-	-	-	-	-	10,111
1.40%	-	-	-	-	-	-	-	7,743
1.45%	-	-	-	-	-	-	-	256
1.50%	-	-	-	-	-	-	-	718
1.55%	-	-	-	-	-	-	-	2,133
1.60%	-	-	-	-	-	-	-	1,915
1.65%	-	-	-	-	-	-	-	892
1.70%	-	-	-	-	-	-	-	157
1.75%	-	-	-	-	-	-	-	3,544
1.80%	-	-	-	-	-	-	-	269
1.85%	-	-	-	-	-	-	-	25
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	1,295
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	1,618
2.10%	-	-	-	-	-	-	-	1,167
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	339
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	204

	$1,684	$6,213	$4,602	$10,345	$23,389	$995	$280	$184,436

	VWHAS	VWEM	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV

0.95%	$5,698	$76,848	$99,912	$495,242	$152,204	$306,766	$350,829	$57,824
1.00%	1,651	29,313	42,387	39,628	3,990	15,069	13,322	1,337
1.05%	22	6,533	7,061	10,800	1,610	3,475	3,275	82
1.10%	2,514	21,604	26,682	632,278	175,595	335,875	425,122	63,936
1.15%	3,648	10,761	13,278	292,310	91,621	153,185	178,686	31,232
1.20%	3,045	55,249	60,959	106,058	6,251	11,700	13,151	1,964
1.25%	725	5,046	5,847	41,262	8,757	24,055	21,350	3,083
1.30%	318	13,170	12,430	17,396	1,624	4,444	2,497	718
1.35%	191	10,186	12,601	35,123	6,665	9,821	17,674	4,016
1.40%	170	4,005	13,190	116,374	28,235	66,131	50,898	6,813
1.45%	216	1,170	674	41,975	11,071	20,351	24,258	4,064
1.50%	1,002	5,270	1,778	21,447	2,166	16,339	13,439	1,455
1.55%	248	2,254	1,682	75,352	14,619	29,464	36,393	7,407
1.60%	407	910	2,600	40,041	10,342	29,444	24,709	6,560
1.65%	68	1,379	1,317	19,340	6,363	12,260	13,918	1,355
1.70%	86	432	122	3,080	559	1,640	502	297
1.75%	-	987	1,948	2,944	1,075	2,161	1,194	-
1.80%	9	825	2,534	4,242	1,418	2,740	3,226	559
1.85%	392	344	736	6,318	2,123	2,047	4,039	109
1.90%	-	21	17	29	22	219	106	-
1.95%	676	880	1,209	9,843	982	1,279	597	-
2.00%	-	-	-	3,705	476	7,568	1,473	204
2.05%	-	415	1,849	279	2	11	2	7
2.10%	82	60	249	311	41	62	68	-
2.15%	-	-	-	-	85	520	-	-
2.20%	34	553	332	620	-	-	-	-
2.25%	-	-	97	1,833	95	3,522	735	37
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	110	-	-	-	-	-

	$21,202	$248,215	$311,601	$2,017,830	$527,991	$1,060,148	$1,201,463	$193,059

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP

0.95%	$19,475	$10,755	$58,145	$365,738	$238,063	$102,123	$42,850	$9,744
1.00%	499	546	704	12,566	9,483	2,194	355	908
1.05%	18	-	269	2,056	1,879	1,560	50	-
1.10%	38,553	4,432	87,343	409,304	295,336	121,807	49,576	20,200
1.15%	14,504	2,002	29,954	185,317	128,644	45,392	21,975	2,871
1.20%	1,540	190	3,857	15,614	10,465	5,861	2,145	60
1.25%	1,711	107	3,841	20,688	18,097	5,125	2,042	356
1.30%	14	23	765	4,134	1,441	116	223	42
1.35%	1,046	41	3,218	18,268	8,600	3,282	1,726	1,004
1.40%	1,912	560	15,979	61,735	37,508	16,251	7,169	2,784
1.45%	897	625	4,241	31,034	13,621	4,881	889	186
1.50%	82	2,348	2,255	14,830	9,583	5,372	2,514	-
1.55%	5,244	679	17,778	36,066	30,678	12,529	7,315	2,244
1.60%	1,617	-	4,830	25,370	24,100	5,140	1,425	1,023
1.65%	208	221	1,266	21,872	3,878	2,468	774	-
1.70%	22	307	413	1,580	997	596	195	-
1.75%	-	-	7	1,458	63	-	37	-
1.80%	918	-	1,056	3,064	1,930	703	435	-
1.85%	109	-	1,290	3,882	1,545	1,365	325	-
1.90%	-	-	4	112	8	15	-	-
1.95%	-	-	559	1,134	1,679	775	-	-
2.00%	144	-	243	866	1,420	1,143	79	102
2.05%	76	-	2	-	12	2	2	-
2.10%	287	-	44	37	120	-	-	-
2.15%	-	-	-	110	-	-	-	-
2.20%	-	-	-	-	5	-	-	-
2.25%	1	35	1,080	1,185	80	3,499	33	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$88,877	$22,871	$239,143	$1,238,020	$839,235	$342,199	$142,134	$41,524

	WRMIC	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

0.95%	$13,142	$43,492	$78,821	$22,039	$204,895	$176,324	$17,757	$124,840
1.00%	94	544	3,070	1,001	3,339	3,137	1,293	551
1.05%	149	323	2,470	46	1,019	914	139	846
1.10%	15,894	53,112	65,466	40,859	273,281	200,668	28,729	176,875
1.15%	7,238	22,531	39,698	11,100	101,373	84,684	11,113	91,569
1.20%	1,518	2,749	1,876	1,862	10,989	8,496	924	5,505
1.25%	836	3,338	3,522	1,527	8,747	10,319	1,543	7,030
1.30%	318	1,091	1,696	39	2,100	850	77	885
1.35%	1,059	1,912	3,712	3,574	13,498	10,474	2,037	7,902
1.40%	2,051	7,868	9,609	2,941	39,092	28,001	3,338	28,502
1.45%	192	3,045	2,995	155	6,789	4,245	927	13,629
1.50%	71	2,719	1,247	831	6,765	6,192	258	8,541
1.55%	758	5,237	7,908	4,664	29,208	17,187	1,868	13,704
1.60%	553	3,551	11,441	2,048	16,110	9,005	1,655	16,475
1.65%	12	2,520	1,103	664	4,341	4,642	492	9,442
1.70%	23	606	682	6	176	364	133	872
1.75%	2	37	-	-	464	166	-	524
1.80%	-	502	5,766	198	2,883	2,758	37	1,591
1.85%	1,304	1,036	21	281	2,512	3,034	678	2,504
1.90%	-	3	51	-	-	8	-	38
1.95%	-	-	634	-	690	476	-	794
2.00%	-	370	1,568	-	1,518	485	-	1,542
2.05%	-	2	-	2	5	2	2	2
2.10%	-	-	-	-	69	37	-	54
2.15%	-	-	-	-	62	-	-	76
2.20%	-	-	-	-	-	-	-	-
2.25%	-	764	3,328	144	74	882	-	877
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$45,214	$157,352	$246,684	$93,981	$729,999	$573,350	$73,000	$515,170

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	SVOF	WFVSCG	JAGTS2	JAIGS2	AVCA	AVCA2	AVCD2	VWEMR

0.95%	$-	$13,769	$11,728	$57,430	$20	$311	$1,107	$15,106
1.00%	-	10,329	5,367	23,944	-	78	150	6,759
1.05%	-	2,512	530	4,364	-	-	20	1,508
1.10%	-	3,095	7,844	28,738	19	144	462	4,022
1.15%	-	2,844	3,309	11,422	107	394	85	1,561
1.20%	301	14,717	10,110	57,091	-	832	1,118	14,962
1.25%	-	2,744	2,769	8,439	-	105	397	899
1.30%	-	971	765	5,087	27	30	-	4,680
1.35%	-	2,629	2,772	11,902	-	52	28	2,341
1.40%	-	1,678	1,540	9,515	11	46	336	1,362
1.45%	-	74	75	1,341	-	-	-	142
1.50%	-	1,571	292	2,502	-	775	383	216
1.55%	-	864	177	1,133	-	51	-	534
1.60%	799	496	410	3,075	-	168	-	188
1.65%	77	10,151	509	4,983	-	523	398	279
1.70%	-	168	10	477	-	-	-	32
1.75%	2,801	-	771	2,368	-	223	34	362
1.80%	-	76	1,283	683	-	41	40	263
1.85%	-	45	54	270	-	-	-	6
1.90%	-	91	61	135	-	26	-	11
1.95%	-	-	-	213	-	452	59	-
2.00%	-	-	-	97	-	-	11	-
2.05%	-	2,335	301	899	-	88	286	108
2.10%	-	-	12	-	-	61	34	-
2.15%	-	-	-	32	-	180	54	-
2.20%	-	-	27	187	-	688	100	-
2.25%	-	-	-	-	-	81	91	-
2.35%	-	-	-	-	-	81	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	107	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	33	-	-

	$3,978	$71,159	$50,716	$236,327	$184	$5,570	$5,193	$55,341

	VWHAR	OVHI3	OVHI	OVHIS	AMRS

0.95%	$39,290	$2,440	$99	$-	$-
1.00%	18,490	875	48	-	-
1.05%	3,186	58	-	-	-
1.10%	10,820	643	106	-	-
1.15%	5,138	888	30	-	-
1.20%	28,881	1,774	30	-	-
1.25%	2,647	249	12	239	14
1.30%	6,445	196	-	-	-
1.35%	4,395	926	-	-	-
1.40%	4,408	332	7	-	-
1.45%	491	265	-	-	-
1.50%	1,423	124	72	-	-
1.55%	1,313	-	110	-	-
1.60%	1,071	-	-	-	-
1.65%	858	-	-	-	-
1.70%	145	-	-	-	-
1.75%	1,104	20	-	-	-
1.80%	1,778	54	-	-	-
1.85%	767	9	-	-	-
1.90%	9	-	-	-	-
1.95%	1,503	-	-	-	-
2.00%	-	-	-	-	-
2.05%	954	-	-	-	-
2.10%	216	-	-	-	-
2.15%	-	-	-	-	-
2.20%	238	-	-	-	-
2.25%	54	-	-	-	-
2.35%	-	-	-	-	-
2.40%	-	-	-	-	-
2.45%	-	-	-	-	-
2.50%	-	-	-	-	-
2.60%	61	-	-	-	-

	$135,685	$8,853	$514	$239	$14

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $35,115,035 and $57,410,587, respectively, and total transfers from the Account to the fixed account were $121,806,985 and $164,303,670, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $0 and $110 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $9,562,075 and $11,966,193 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$5,859,795,452	$0	$0	$5,859,795,452

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	$22,685	$73
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)	10,422	151,697
Sterling Capital Select Equity VIF (BBGI)	12,491	133,104
Global Allocation V.I. Fund - Class III (MLVGA3)	4,176,261	6,060,801
Stock Index Fund, Inc. - Initial Shares (DSIF)	22,674,349	51,435,440
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	1,146,793	7,765,085
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)	378	15,755
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	2,121	5
VA International Equity Fund (HVIE)	28,515	9,603
VA Situs Fund (HVSIT)	452,998	268,225
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	12,271	4
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	1,545,463	294,202
Mid Cap Value Portfolio: Class 1 (JPMMV1)	4,917,668	2,668,072
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	7,843	6,897
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	3,581,907	17,965,241
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	16,195,539	5,638,067
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	71,918,288	17,046,367
Investors Growth Stock Series - Service Class (MIGSC)	17,838	42,107
Mid Cap Growth Series - Service Class (MMCGSC)	19,036	288,329
New Discovery Series - Service Class (MNDSC)	1,152,503	585,587
Value Series - Service Class (MVFSC)	3,665,267	6,894,983
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	3,024,463	1,470,683
Core Plus Fixed Income Portfolio - Class I (MSVFI)	863,377	1,581,304
Core Plus Fixed Income Portfolio - Class II (MSVF2)	39,881	81,610
Emerging Markets Debt Portfolio - Class I (MSEM)	462,933	1,990,139
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)	5,757	2,417
U.S. Real Estate Portfolio - Class I (MSVRE)	38,441	123,587
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	7,058,554	27,251,066
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	200,094	747,854
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	4,602,509	4,582,321
American Funds NVIT Bond Fund - Class II (GVABD2)	2,550,007	5,817,916
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	2,424,562	4,871,850
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,782,153	7,467,600

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	1,878,609	3,004,129
Federated NVIT High Income Bond Fund - Class I (HIBF)	2,159,076	4,616,343
Federated NVIT High Income Bond Fund - Class III (HIBF3)	10,333,446	12,806,274
NVIT Emerging Markets Fund - Class I (GEM)	20,888	187,805
NVIT Emerging Markets Fund - Class III (GEM3)	3,152,685	11,198,572
NVIT Emerging Markets Fund - Class VI (GEM6)	77,269	208,449
NVIT International Equity Fund - Class I (GIG)	463,746	1,013,433
NVIT International Equity Fund - Class III (GIG3)	391,755	4,814,755
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	13,787	14,538
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	5,719,010	14,197,783
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	1,482,927	965,011
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	208,547	828,575
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	2,625,162	1,927,606
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,088,659	1,325,731
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	3,167,455	5,251,528
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	4,920,552	5,926,166
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	1,194,405	1,940,228
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	1,174,674	1,616,191
NVIT Core Bond Fund - Class I (NVCBD1)	5,846,991	6,162,996
NVIT Core Bond Fund - Class II (NVCBD2)	163,540	190,698
NVIT Core Plus Bond Fund - Class II (NVLCP2)	2,547,983	2,318,585
NVIT Nationwide Fund - Class I (TRF)	1,695,923	17,890,798
NVIT Nationwide Fund - Class II (TRF2)	36,456	156,951
NVIT Government Bond Fund - Class I (GBF)	43,801,023	68,549,485
NVIT Government Bond Fund - Class II (GBF2)	420,558	1,630,469
American Century NVIT Growth Fund - Class I (CAF)	1,600,894	4,866,945
NVIT International Index Fund - Class VIII (GVIX8)	758,183	3,480,703
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	7,212,361	11,536,411
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,139,850	688,775
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	231,423	259,601
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	9,548,425	12,534,099
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	5,908,515	39,463,427
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	2,200,825	20,987,084
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	3,101,245	11,511,094
NVIT Mid Cap Index Fund - Class I (MCIF)	8,205,904	21,329,536
NVIT Money Market Fund - Class I (SAM)	52,161,914	102,031,473
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	54,190	1,271
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	489,865	9,296,794
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	16	212
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	1,455,426	3,053,359
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	28,960	71,065
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,904,007	5,479,214
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	14,016	148,376
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,640,140	2,683,046
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	109,751	838,370
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	8,030,679	17,338,881
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	707,632	1,176,967
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	6,558,473	11,771,310
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	931,535	5,621,736
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	26,973	129,897
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	1,003,686	18,009,305
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	21,396	247,207
NVIT Multi-Manager Small Company Fund - Class I (SCF)	948,384	18,499,888
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	22,815	288,045
NVIT Multi-Sector Bond Fund - Class I (MSBF)	8,293,379	12,491,718
NVIT Short Term Bond Fund - Class II (NVSTB2)	1,176,467	3,574,602
NVIT Large Cap Growth Fund - Class I (NVOLG1)	2,899,792	76,243,363
NVIT Large Cap Growth Fund - Class II (NVOLG2)	220,199	2,829,588
Templeton NVIT International Value Fund - Class III (NVTIV3)	1,218,537	728,097
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	1,827,350	5,207,676
NVIT Real Estate Fund - Class I (NVRE1)	13,214,865	18,628,507
VPS Growth and Income Portfolio - Class B (ALVGIB)	131,104	330,917
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	2,562	239,329
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	1,012,970	2,763,982
VP Income & Growth Fund - Class I (ACVIG)	3,389,257	11,049,068
VP Income & Growth Fund - Class II (ACVIG2)	80,554	278,379
American Century VP Inflation Protection Fund - Class II (ACVIP2)	11,421,792	16,912,664
VP International Fund - Class I (ACVI)	110,796	454,654
VP International Fund - Class III (ACVI3)	1,961	26,690
VP Mid Cap Value Fund - Class I (ACVMV1)	2,006,135	2,618,964
VP Mid Cap Value Fund - Class II (ACVMV2)	56,234	105,270
VP Ultra(R) Fund - Class I (ACVU1)	925,165	1,199,521
VP Value Fund - Class I (ACVV)	179,469	500,360
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	4,071,201	6,721,268
Appreciation Portfolio - Initial Shares (DCAP)	10,334,952	12,620,426
Appreciation Portfolio - Service Shares (DCAPS)	140,611	420,148
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	1,377	23,564
International Value Portfolio - Initial Shares (DVIV)	2,230	32,684
Managed Tail Risk Fund II: Service Shares (FCA2S)	31,016	221,471
High Income Bond Fund II - Service Shares (FHIBS)	396,813	598,260
Quality Bond Fund II - Primary Shares (FQB)	10,238,555	23,218,694
Quality Bond Fund II - Service Shares (FQBS)	251,920	993,778
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	6,143	298,295
VIP Contrafund Portfolio - Service Class (FCS)	313,715	1,144,575
VIP Energy Portfolio - Service Class 2 (FNRS2)	3,229,048	9,740,435
VIP Equity-Income Portfolio - Service Class (FEIS)	21,410,656	40,625,444
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	543,721	1,279,103
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,247,735	3,317,560
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	12,895	11,140

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,526,650	1,459,597
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	4,808	15,233
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,289,130	1,582,468
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	19,305	59,433
VIP Growth Opportunities Portfolio - Service Class (FGOS)	425,250	220,688
VIP Growth Portfolio - Service Class (FGS)	1,958,562	30,261,867
VIP Growth Portfolio - Service Class 2 (FG2)	184,733	621,590
VIP High Income Portfolio - Service Class (FHIS)	2,628,753	8,688,125
VIP High Income Portfolio - Service Class R (FHISR)	48,534,564	46,542,758
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	8,175,789	13,874,941
VIP Mid Cap Portfolio - Service Class (FMCS)	4,614,151	10,195,920
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	564,317	966,306
VIP Overseas Portfolio - Service Class (FOS)	359,996	2,566,622
VIP Overseas Portfolio - Service Class 2 R (FO2R)	123,875	645,200
VIP Overseas Portfolio - Service Class R (FOSR)	962,823	5,300,914
VIP Value Strategies Portfolio - Service Class (FVSS)	1,623,768	3,189,818
Franklin Income Securities Fund - Class 2 (FTVIS2)	9,373,155	7,887,649
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	26,721	144,798
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	973,702	5,097,202
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	4,651,159	2,717,314
Templeton Foreign Securities Fund - Class 2 (TIF2)	1,713	5,085
Templeton Foreign Securities Fund - Class 3 (TIF3)	2,126,771	1,445,951
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	6,072,586	14,394,098
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	575,394	1,492,429
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	3,268,393	6,038,122
Guardian Portfolio - I Class Shares (AMGP)	2,074	34,029
International Portfolio - S Class Shares (AMINS)	-	-
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	764	68,340
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	5,551	3,716
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)	-	2,917
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	209,048	553,636
Socially Responsive Portfolio - I Class Shares (AMSRS)	720,078	2,114,987
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	85,949	492,254
Global Securities Fund/VA - Class 3 (OVGS3)	2,129,412	13,953,375
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,094,411	9,145,880
Global Securities Fund/VA - Service Class (OVGSS)	29,159	630,645
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	5,640,639	23,007,599
Main Street Fund(R)/VA - Service Class (OVGIS)	19,650	486,629
Main Street Small - & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	6,413,298	7,897,448
Main Street Small - & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	1,850	17,595
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)	1,863,866	11,247,534
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	1,373,880	117,138
Global Strategic Income Fund/VA: Service Shares (OVSBS)	589,478	980,979
All Asset Portfolio - Advisor Class (PMVAAD)	3,766,678	130,511
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,701,185	3,792,118
Low Duration Portfolio - Advisor Class (PMVLAD)	11,196,133	8,130,125
Real Return Portfolio - Administrative Class (PMVRRA)	667,140	710,002
Total Return Portfolio - Administrative Class (PMVTRA)	720,299	714,039
Total Return Portfolio - Advisor Class (PMVTRD)	13,676,243	3,400,352
Putnam VT Growth and Income Fund - Class IB (PVGIB)	336	1,145
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)	1,378,205	586,669
Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)	181,182	1,475,368
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)	52,911	6,786
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)	29,601	76,761
V.I. Core Equity Fund - Series I (AVGI)	713	98,813
V.I. Core Equity Fund - Series II (AVCE2)	5,420	142,403
V.I. Equity and Income Fund - Series I (IVKEI1)	4,839	26,457
V.I. Global Health Care Fund - Series I (IVHS)	88,556	18,755
V.I. Global Real Estate Fund - Series I (IVRE)	78,868	70,091
Diversified Stock Fund Class A Shares (VYDS)	86,707	653,961
Micro-Cap Portfolio - Investment Class (ROCMC)	81,781	171,044
SBL Fund - Series D (MSCI EAFE Equal Weight Series (SBLD)	10,379	100,132
Series J (Mid Cap Growth Series) (SBLJ)	8,053	35,188
Series N (Managed Asset Allocation Series) (SBLN)	146,338	74,382
Blue Chip Growth Portfolio - II (TRBCG2)	-	-
Series O (All Cap Value Series) (SBLO)	68,430	638,778
Series P (High Yield Series) (SBLP)	196,888	189,360
Series Q (Small Cap Value Series) (SBLQ)	222,834	448,609
Series V (Mid Cap Value Series) (SBLV)	384,964	466,194
Series X (Small Cap Growth Series) (SBLX)	13,835	12,944
SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)	12,615	2,625
Health Sciences Portfolio - II (TRHS2)	15,465,039	4,773,001
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	5,637,467	2,090,025
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	20,401,006	6,182,645
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	35,850,279	13,286,686
Variable Insurance Portfolios - Asset Strategy (WRASP)	4,272,512	40,098,716
Variable Insurance Portfolios - Balanced (WRBP)	5,098,818	8,601,221
Variable Insurance Portfolios - Bond (WRBDP)	8,761,096	14,305,002
Variable Insurance Portfolios - Core Equity (WRCEP)	11,701,094	21,801,245
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	819,573	4,546,627
Variable Insurance Portfolios - Energy (WRENG)	973,489	3,549,467
Variable Insurance Portfolios - Global Bond (WRGBP)	1,638,703	365,849
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	2,271,098	6,859,668
Variable Insurance Portfolios - Growth (WRGP)	8,827,735	23,262,249
Variable Insurance Portfolios - High Income (WRHIP)	13,411,104	9,669,074
Variable Insurance Portfolios - International Growth (WRIP)	3,993,446	6,778,453
Variable Insurance Portfolios - International Core Equity (WRI2P)	926,806	3,654,451
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	3,844,491	923,927
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	782,884	1,002,781

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)		3,160,742	2,830,349
Variable Insurance Portfolios - Money Market (WRMMP)		9,760,744	16,965,192
Variable Insurance Portfolios - Real Estate Securities (WRRESP)		550,370	2,242,965
Variable Insurance Portfolios - Science and Technology (WRSTP)		5,182,646	12,873,395
Variable Insurance Portfolios - Small Cap Growth (WRSCP)		1,732,034	10,167,783
Variable Insurance Portfolios - Small Cap Value (WRSCV)		767,007	2,225,007
Variable Insurance Portfolios - Value (WRVP)		4,714,873	10,989,592
Advantage VT Opportunity Fund - Class 2 (SVOF)		5,978	112,611
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)		1,245,642	2,896,201
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)		3,305,268	16,877,403
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)		1,486,817	64,787,880
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)		392	52,423
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)		252,783	1,438,923
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)		104,571	1,502,726
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)		1,171,526	16,356,848
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)		3,413,353	36,868,552
High Income Fund/VA - Class 3 (obsolete) (OVHI3)		521,673	1,437,188
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)		8,933	71,931
High Income Fund/VA - Service Class (obsolete) (OVHIS)		4,096	25,665

	Total	$804,709,548	$1,553,611,537

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2012	0.95% to 1.25%	2,307	$ 10.18 to $ 10.16	$23,439	0.10%	1.78% to 1.58%	****
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
2012	0.95% to 1.70%	37,711	11.96 to 10.99	435,345	0.86%	12.33% to 11.48%
2011	0.95% to 1.70%	50,679	10.65 to 9.86	517,872	0.76%	-8.20% to -8.89%
2010	0.95% to 1.70%	65,988	11.60 to 10.82	732,063	1.53%	13.89% to 13.02%
2009	0.95% to 1.75%	79,522	10.19 to 9.52	780,089	0.86%	24.05% to 22.87%
2008	0.95% to 1.75%	110,981	8.21 to 7.75	884,049	1.32%	-38.81% to -39.38%
Sterling Capital Select Equity VIF (BBGI)
2012	0.95% to 1.55%	67,944	11.43 to 10.69	759,483	0.99%	13.19% to 12.51%
2011	0.95% to 1.55%	78,794	10.10 to 9.50	779,932	1.01%	-4.94% to -5.52%
2010	0.95% to 1.65%	123,387	10.63 to 9.96	1,280,950	1.19%	10.87% to 10.08%
2009	0.95% to 1.75%	181,163	9.58 to 8.96	1,698,220	1.01%	17.37% to 16.24%
2008	0.95% to 1.90%	261,627	8.17 to 7.62	2,093,573	1.51%	-38.03% to -38.72%
Global Allocation V.I. Fund - Class III (MLVGA3)
2012	0.95% to 2.20%	2,743,720	13.68 to 13.05	37,242,186	1.47%	8.92% to 7.54%
2011	0.95% to 2.20%	2,904,957	12.56 to 12.14	36,272,862	2.51%	-4.55% to -5.76%
2010	0.95% to 2.20%	2,250,841	13.16 to 12.88	29,496,902	1.53%	8.72% to 7.35%
2009	0.95% to 2.30%	1,329,525	12.10 to 12.00	16,061,460	2.54%	21.01% to 19.95%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.95% to 2.25%	18,017,028	16.66 to 9.13	285,760,237	2.02%	14.64% to 13.13%
2011	0.95% to 2.25%	21,028,413	14.54 to 8.07	291,539,265	1.79%	0.91% to -0.41%
2010	0.95% to 2.25%	25,036,633	14.40 to 8.10	344,641,183	1.80%	13.75% to 12.26%
2009	0.95% to 2.40%	29,044,402	12.66 to 8.10	351,401,392	2.06%	25.13% to 23.13%
2008	0.95% to 2.65%	34,537,124	10.12 to 6.41	333,126,530	2.04%	-37.74% to -38.87%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	0.95% to 2.05%	2,809,210	13.48 to 8.22	36,750,060	0.84%	10.91% to 9.67%
2011	0.95% to 2.05%	3,319,842	12.16 to 7.50	39,202,256	0.90%	-0.06% to -1.16%
2010	0.95% to 2.25%	3,796,404	12.16 to 6.35	44,919,292	0.90%	13.73% to 12.23%
2009	0.95% to 2.25%	4,390,417	10.70 to 5.65	45,732,384	0.98%	32.48% to 30.75%
2008	0.95% to 2.25%	5,103,159	8.07 to 5.36	40,160,422	0.78%	-35.05% to -35.95%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2012	1.50% to 2.60%	5,926	11.73 to 10.41	67,889	0.54%	10.02% to 8.79%
2011	1.50% to 2.60%	7,281	10.66 to 9.57	75,087	0.69%	-0.86% to -1.96%
2010	1.50% to 2.60%	8,596	10.76 to 9.76	90,116	0.71%	12.83% to 11.57%
2009	1.50% to 2.60%	12,253	9.53 to 8.75	114,013	0.65%	31.44% to 29.97%
2008	1.50% to 2.60%	13,576	7.25 to 6.73	96,608	0.44%	-35.57% to -36.29%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2012	0.95% to 1.35%	212	10.25 to 10.22	2,167	0.00%	2.47% to 2.19%	****
VA International Equity Fund (HVIE)
2012	0.95% to 1.20%	9,241	10.21 to 10.16	94,163	1.52%	12.95% to 12.66%
2011	0.95% to 1.20%	7,372	9.04 to 9.01	66,604	1.12%	-12.39% to -12.61%
2010	0.95% to 1.20%	477	10.32 to 10.32	4,922	0.00%	3.20% to 3.15%	****
VA Situs Fund (HVSIT)
2012	0.95% to 1.60%	49,252	13.47 to 13.28	660,955	0.00%	21.46% to 20.66%
2011	0.95% to 1.60%	35,238	11.09 to 11.00	390,053	0.02%	-1.85% to -2.49%
2010	0.95% to 1.20%	1,356	11.30 to 11.29	15,316	0.00%	12.96% to 12.91%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2012	0.95% to 1.20%	1,240	9.98 to 9.97	12,360	0.00%	-0.18% to -0.35%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2012	0.95% to 2.20%	116,100	9.76 to 9.68	1,131,369	0.00%	-2.36% to -3.20%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2012	0.95% to 2.20%	865,697	17.76 to 15.91	15,095,036	1.01%	19.23% to 17.72%
2011	0.95% to 2.20%	724,335	14.89 to 13.51	10,633,454	1.29%	1.19% to -0.08%
2010	0.95% to 2.20%	817,428	14.72 to 13.53	11,891,483	1.22%	22.28% to 20.74%
2009	0.95% to 2.30%	921,638	12.04 to 11.13	10,981,625	0.00%	25.49% to 23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2012	1.25%	4,547	17.13	77,878	2.53%	11.95%
2011	1.25%	4,875	15.23	74,580	2.33%	0.09%
2010	1.25%	7,409	15.28	113,236	2.54%	6.80%
2009	1.25%	7,927	14.31	113,433	2.77%	24.00%
2008	1.25%	7,919	11.54	91,385	2.94%	-17.11%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	0.95% to 2.25%	8,117,046	16.58 to 9.58	90,254,217	0.56%	22.68% to 21.07%
2011	0.95% to 2.25%	9,423,318	9.26 to 7.91	85,603,175	0.24%	-7.86% to -9.03%
2010	0.95% to 2.25%	12,264,933	10.05 to 8.70	121,067,434	0.22%	5.47% to 4.08%
2009	0.95% to 2.40%	14,689,565	9.53 to 12.59	138,297,870	0.01%	44.63% to 42.30%
2008	0.95% to 2.50%	15,992,721	6.59 to 8.75	105,562,337	0.01%	-44.84% to -45.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	0.95% to 2.20%	5,219,721	$ 5.53 to $ 4.69	$28,306,341	0.00%	18.01% to 16.52%
2011	0.95% to 2.20%	3,262,667	4.68 to 4.03	15,067,549	0.00%	-9.62% to -10.66%
2010	0.95% to 2.20%	3,870,859	5.18 to 4.51	19,788,975	0.00%	23.22% to 21.66%
2009	0.95% to 2.20%	4,618,124	4.20 to 3.70	19,180,095	0.00%	55.41% to 53.45%
2008	0.95% to 2.20%	5,376,361	2.70 to 2.41	14,382,179	0.09%	-44.50% to -45.21%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.95% to 2.20%	7,024,388	13.46 to 11.42	92,636,043	0.75%	12.10% to 10.68%
2011	0.95% to 2.20%	3,758,384	12.01 to 10.32	44,427,214	0.37%	-32.98% to -33.83%
2010	0.95% to 2.20%	4,560,947	17.92 to 15.60	80,556,813	0.54%	23.83% to 22.27%
2009	0.95% to 2.20%	5,558,077	14.47 to 12.76	79,406,176	0.42%	77.37% to 75.13%
2008	0.95% to 2.25%	6,684,942	8.16 to 12.71	54,098,651	2.65%	-52.68% to -53.36%
Investors Growth Stock Series - Service Class (MIGSC)
2012	1.25% to 2.25%	12,260	14.13 to 12.84	173,051	0.23%	15.22% to 14.05%
2011	1.25% to 2.25%	13,950	12.27 to 11.26	170,920	0.26%	-1.88% to -0.88%
2010	1.25% to 2.25%	15,259	12.37 to 11.47	188,641	0.30%	10.79% to 9.58%
2009	1.25% to 2.25%	17,463	11.17 to 10.47	194,959	0.44%	37.36% to 35.97%
2008	1.25% to 2.25%	18,125	8.13 to 7.70	147,243	0.29%	-37.77% to -38.4%
Mid Cap Growth Series - Service Class (MMCGSC)
2012	1.50% to 2.60%	110,539	10.60 to 9.40	1,128,495	0.00%	14.67% to 13.39%
2011	1.50% to 2.60%	135,789	9.24 to 8.29	1,214,048	0.00%	-7.57% to -8.60%
2010	1.50% to 2.60%	175,231	10.00 to 9.07	1,703,470	0.00%	27.27% to 25.85%
2009	1.50% to 2.60%	210,034	7.86 to 7.21	1,610,125	0.00%	39.13% to 37.58%
2008	1.50% to 2.60%	234,916	5.65 to 5.24	1,299,560	0.00%	-52.32% to -52.86%
New Discovery Series - Service Class (MNDSC)
2012	0.95% to 2.20%	102,754	10.25 to 14.82	1,380,983	0.00%	2.52% to 18.23%	****
2011	1.50% to 2.60%	58,141	13.43 to 12.05	750,462	0.00%	-11.83% to -12.82%
2010	1.50% to 2.60%	84,336	15.23 to 13.82	1,241,335	0.00%	33.90% to 32.41%
2009	1.50% to 2.60%	106,493	11.38 to 10.44	1,173,015	0.00%	60.48% to 58.69%
2008	1.50% to 2.60%	101,953	7.09 to 6.58	703,563	0.00%	-40.43% to -41.10%
Value Series - Service Class (MVFSC)
2012	0.95% to 2.60%	2,700,096	11.90 to 13.25	32,507,119	1.44%	14.78% to 12.86%
2011	0.95% to 2.60%	2,989,414	10.37 to 11.74	31,521,123	1.26%	-1.41% to -3.05%
2010	0.95% to 2.60%	3,299,060	10.52 to 12.11	35,605,645	1.35%	10.16% to 8.33%
2009	0.95% to 2.60%	3,696,423	9.55 to 11.18	36,396,990	1.16%	21.29% to 19.27%
2008	0.95% to 2.65%	3,458,496	7.87 to 8.59	28,395,671	1.10%	-33.38% to -34.58%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2012	0.95% to 2.60%	627,398	12.04 to 11.51	7,513,001	1.42%	14.83% to 12.91%
2011	0.95% to 2.60%	491,546	10.48 to 10.19	5,136,625	0.94%	-2.71% to -4.33%
2010	0.95% to 2.00%	94,481	10.77 to 10.70	1,017,244	0.00%	7.75% to 6.99%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2012	0.95% to 1.95%	207,420	12.67 to 11.84	2,585,027	4.70%	8.40% to 7.30%
2011	0.95% to 1.95%	274,506	11.69 to 11.04	3,167,075	3.46%	4.65% to 3.59%
2010	0.95% to 1.85%	332,360	11.17 to 10.71	3,677,059	6.41%	6.13% to 5.16%
2009	0.95% to 1.85%	397,097	10.53 to 10.18	4,149,190	9.45%	8.60% to 7.62%
2008	0.95% to 2.20%	797,752	9.69 to 9.32	7,688,511	4.53%	-11.06% to -12.20%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2012	1.50% to 2.60%	59,721	12.53 to 11.24	721,725	4.41%	7.55% to 6.35%
2011	1.50% to 2.60%	62,432	11.65 to 10.57	704,601	3.47%	3.83% to 2.67%
2010	1.50% to 2.60%	66,721	11.22 to 10.30	728,272	3.93%	5.26% to 4.08%
2009	1.50% to 2.60%	63,439	10.66 to 9.89	659,139	6.43%	7.74% to 6.54%
2008	1.50% to 2.60%	75,504	9.90 to 9.29	731,256	4.73%	-11.80% to -12.78%
Emerging Markets Debt Portfolio - Class I (MSEM)
2012	0.95% to 2.15%	259,118	32.08 to 32.29	9,825,853	2.85%	16.84% to 15.42%
2011	0.95% to 2.15%	306,681	27.45 to 27.97	9,974,415	3.54%	6.02% to 4.74%
2010	0.95% to 2.15%	377,508	25.90 to 26.71	11,612,180	4.15%	8.70% to 7.39%
2009	0.95% to 2.20%	466,768	23.82 to 29.48	13,214,085	7.81%	28.97% to 27.35%
2008	0.95% to 2.20%	586,733	18.47 to 23.15	12,992,341	7.09%	-15.78% to -16.86%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2012	1.60% to 1.75%	4,783	10.50 to 10.30	49,287	0.00%	6.95% to 6.78%
2011	1.60% to 1.75%	4,859	9.82 to 9.64	46,886	0.28%	-8.60% to -8.74%
2010	1.60% to 1.75%	6,496	10.74 to 10.57	68,671	0.00%	30.20% to 30.00%
2009	1.60% to 1.75%	4,834	8.25 to 8.13	39,312	0.00%	55.14% to 54.9%
2008	0.95% to 2.20%	1,708,103	5.63 to 5.04	9,472,731	0.81%	-47.27% to -47.94%
U.S. Real Estate Portfolio - Class I (MSVRE)
2012	1.60% to 1.75%	27,707	35.74 to 31.93	953,958	0.86%	13.98% to 13.80%
2011	1.60% to 1.75%	29,336	31.36 to 28.06	884,976	0.83%	4.23% to 4.07%
2010	1.60% to 1.75%	35,233	30.08 to 26.96	1,021,191	1.42%	27.89% to 27.69%
2009	0.95% to 1.75%	47,730	22.01 to 21.11	1,086,981	5.50%	27.13% to 26.11%
2008	0.95% to 2.85%	5,202,889	17.32 to 16.43	95,025,061	3.37%	-38.49% to -39.77%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	0.95% to 2.25%	8,204,277	$ 15.89 to $ 15.14	$129,473,465	0.94%	13.57% to 12.08%
2011	0.95% to 2.25%	9,880,961	13.99 to 13.50	137,560,150	1.55%	-0.31% to -1.61%
2010	0.95% to 2.25%	12,471,315	14.03 to 13.73	174,473,779	1.95%	12.39% to 10.91%
2009	0.95% to 1.85%	31,259	12.48 to 12.41	389,738	1.14%	24.85% to 24.14%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2012	1.50% to 2.60%	159,591	15.45 to 14.83	2,435,163	0.77%	12.73% to 11.46%
2011	1.50% to 2.60%	202,068	13.71 to 13.30	2,747,398	1.38%	-1.02% to -2.12%
2010	1.50% to 2.60%	256,614	13.85 to 13.59	3,535,740	1.29%	11.46% to 10.21%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.95% to 2.20%	2,681,096	11.92 to 10.95	31,513,005	1.27%	14.61% to 13.17%
2011	0.95% to 2.20%	2,662,323	10.40 to 9.68	27,380,159	1.39%	-0.03% to -1.29%
2010	0.95% to 2.20%	3,070,605	10.40 to 9.81	31,664,338	1.47%	10.95% to 9.55%
2009	0.95% to 2.20%	3,655,535	9.38 to 8.95	34,018,642	0.07%	22.24% to 20.70%
2008	0.95% to 2.40%	3,842,337	7.67 to 7.37	29,292,495	2.23%	-30.44% to -31.51%
American Funds NVIT Bond Fund - Class II (GVABD2)
2012	0.95% to 1.90%	1,768,019	12.11 to 11.35	21,163,670	2.18%	3.97% to 2.97%
2011	0.95% to 2.00%	2,054,466	11.65 to 10.96	23,692,513	2.32%	4.72% to 3.62%
2010	0.95% to 2.20%	2,540,834	11.12 to 10.48	28,007,984	2.01%	4.98% to 3.66%
2009	0.95% to 2.20%	2,923,369	10.59 to 10.11	30,736,122	0.32%	11.08% to 9.68%
2008	0.95% to 2.40%	3,167,010	9.54 to 9.17	30,019,929	4.89%	-10.73% to -12.05%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2012	0.95% to 2.20%	1,659,885	12.46 to 11.45	20,435,727	0.84%	20.92% to 19.40%
2011	0.95% to 2.20%	1,877,500	10.30 to 9.59	19,135,209	0.98%	-10.17% to -11.30%
2010	0.95% to 2.15%	2,352,559	11.47 to 10.83	26,749,892	0.82%	10.24% to 8.91%
2009	0.95% to 2.20%	2,651,292	10.40 to 9.92	27,381,129	0.00%	40.26% to 38.34%
2008	0.95% to 2.35%	2,607,903	7.42 to 7.14	19,230,688	2.63%	-39.22% to -40.13%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2012	0.95% to 2.05%	3,321,520	11.14 to 10.34	36,582,883	0.22%	16.28% to 14.99%
2011	0.95% to 2.05%	3,807,910	9.58 to 8.99	36,141,690	0.27%	-5.59% to -6.64%
2010	0.95% to 2.20%	4,103,841	10.15 to 9.57	41,328,804	0.16%	17.07% to 15.60%
2009	0.95% to 2.25%	4,400,289	8.67 to 8.24	37,905,563	0.00%	37.46% to 35.45%
2008	0.95% to 2.35%	3,724,440	6.31 to 6.07	23,357,171	2.02%	-44.74% to -45.59%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2012	0.95% to 2.20%	1,267,595	9.63 to 8.96	12,103,085	1.03%	15.95% to 14.48%
2011	0.95% to 2.20%	1,374,546	8.31 to 7.83	11,339,347	0.99%	-3.16% to -4.38%
2010	0.95% to 2.05%	1,421,023	8.58 to 8.24	12,123,365	0.93%	9.92% to 8.70%
2009	0.95% to 2.05%	1,422,326	7.81 to 7.58	11,047,272	0.00%	29.45% to 28.01%
2008	0.95% to 2.40%	1,149,098	6.03 to 5.88	6,904,722	2.50%	-38.65% to -39.62%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2012	0.95% to 2.20%	1,281,408	21.21 to 15.85	26,114,165	7.81%	13.47% to 12.03%
2011	0.95% to 2.20%	1,499,037	18.69 to 14.15	26,996,076	8.19%	2.83% to 1.54%
2010	0.95% to 2.20%	1,905,594	18.17 to 13.93	33,448,436	8.32%	12.08% to 10.67%
2009	0.95% to 2.20%	2,432,766	16.22 to 12.59	38,123,665	9.44%	44.61% to 42.79%
2008	0.95% to 2.30%	3,127,646	11.21 to 9.12	33,826,109	8.67%	-28.67% to -29.68%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.95% to 2.20%	1,969,531	15.82 to 14.35	30,763,762	7.77%	13.62% to 12.18%
2011	0.95% to 2.20%	2,286,315	13.93 to 12.80	31,488,000	7.96%	2.82% to 1.53%
2010	0.95% to 2.20%	2,742,198	13.54 to 12.60	36,812,941	7.54%	12.09% to 10.67%
2009	0.95% to 2.20%	5,022,438	12.08 to 11.39	60,129,567	8.74%	44.69% to 42.82%
2008	0.95% to 2.65%	4,616,958	8.35 to 7.84	38,241,066	7.69%	-28.78% to -30.04%
NVIT Emerging Markets Fund - Class I (GEM)
2012	0.95% to 2.05%	45,909	23.93 to 20.87	1,081,590	0.49%	16.10% to 14.81%
2011	0.95% to 2.05%	53,088	20.61 to 18.18	1,074,164	0.64%	-23.11% to -23.96%
2010	0.95% to 2.05%	70,785	26.81 to 23.91	1,861,155	0.06%	15.07% to 13.80%
2009	0.95% to 2.05%	92,773	23.30 to 21.01	2,128,566	1.19%	61.76% to 59.97%
2008	0.95% to 2.10%	117,608	14.40 to 11.28	1,661,841	1.11%	-58.16% to -58.71%
NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.95% to 2.20%	1,117,157	26.24 to 22.92	28,762,555	0.44%	16.12% to 14.65%
2011	0.95% to 2.20%	1,447,881	22.60 to 19.99	32,179,315	0.66%	-23.13% to -24.10%
2010	0.95% to 2.25%	1,961,773	29.40 to 26.22	56,857,465	0.07%	15.11% to 13.60%
2009	0.95% to 2.45%	2,343,389	25.54 to 22.73	59,011,515	1.29%	61.93% to 59.09%
2008	0.95% to 2.65%	2,568,733	15.77 to 14.09	39,928,488	1.05%	-58.23% to -59.01%
NVIT Emerging Markets Fund - Class VI (GEM6)
2012	1.50% to 2.60%	28,770	19.73 to 17.90	549,863	0.24%	15.16% to 13.87%
2011	1.50% to 2.60%	35,349	17.13 to 15.72	588,811	0.43%	-23.75% to -24.60%
2010	1.50% to 2.60%	45,329	22.47 to 20.85	994,617	0.00%	14.15% to 12.88%
2009	1.50% to 2.60%	57,783	19.68 to 18.47	1,113,594	1.11%	60.64% to 58.85%
2008	1.50% to 2.50%	57,587	12.25 to 11.68	694,612	0.97%	-58.50% to -58.92%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class I (GIG)
2012	0.95% to 2.20%	475,976	$ 12.56 to $ 10.75	$5,887,748	0.86%	14.51% to 13.06%
2011	0.95% to 2.20%	523,208	10.97 to 9.51	5,662,385	1.69%	-10.62% to -11.75%
2010	0.95% to 1.85%	62,717	12.28 to 11.18	754,976	0.80%	12.22% to 11.20%
2009	0.95% to 1.85%	108,942	10.94 to 10.05	1,173,520	0.96%	28.49% to 27.32%
2008	0.95% to 1.85%	95,197	8.51 to 7.90	799,141	1.41%	-46.57% to -47.06%
NVIT International Equity Fund - Class III (GIG3)
2012	0.95% to 2.20%	975,577	19.92 to 17.40	19,096,114	0.80%	14.48% to 13.03%
2011	0.95% to 2.20%	1,215,140	17.40 to 15.39	20,803,714	1.25%	-10.62% to -11.75%
2010	0.95% to 2.20%	1,299,368	19.47 to 17.44	24,942,615	0.93%	12.19% to 10.78%
2009	0.95% to 2.45%	1,606,441	17.35 to 15.44	27,490,845	1.02%	28.44% to 26.23%
2008	0.95% to 2.65%	1,835,707	13.51 to 12.07	24,390,061	1.24%	-46.55% to -47.52%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2012	1.25%	13,008	7.88	102,496	0.62%	13.78%
2011	1.25%	12,973	6.92	89,837	1.20%	-11.12%
2010	1.25%	7,153	7.79	55,731	0.81%	11.62%
2009	1.25%	8,052	6.98	56,219	0.85%	27.83%
2008	1.25%	5,501	5.46	30,035	1.01%	-45.38%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2012	0.95% to 2.20%	6,918,204	9.06 to 8.54	62,260,709	1.39%	15.83% to 14.36%
2011	0.95% to 2.20%	8,487,495	7.82 to 7.46	66,039,952	0.56%	-12.46% to -13.56%
2010	0.95% to 2.25%	10,221,217	8.93 to 8.62	90,975,125	0.19%	14.51% to 13.01%
2009	0.95% to 2.30%	13,082,723	7.80 to 7.60	101,820,966	0.18%	51.51% to 49.15%
2008	0.95% to 1.65%	24,053	5.15 to 5.12	123,576	0.00%	-48.51% to -48.75%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2012	0.95% to 1.75%	432,385	10.37 to 9.98	4,460,561	1.30%	10.44% to 9.54%
2011	0.95% to 1.75%	381,863	9.39 to 9.11	3,567,543	0.70%	-4.10% to -4.87%
2010	0.95% to 1.90%	318,693	9.79 to 9.53	3,107,996	0.70%	22.41% to 21.35%
2009	0.95% to 2.20%	545,466	8.00 to 7.81	4,351,485	0.47%	30.29% to 28.45%
2008	0.95% to 2.20%	1,045,538	6.14 to 6.08	6,412,440	0.50%	-38.61% to -39.18%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	2.20%	217	9.44	2,049	0.06%	20.85%
2009	2.20%	217	7.81	1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2012	0.95% to 1.65%	228,694	9.91 to 9.58	2,250,854	0.91%	15.05% to 14.23%
2011	0.95% to 1.65%	306,028	8.61 to 8.39	2,622,892	1.96%	-7.27% to -7.92%
2010	0.95% to 1.40%	289,171	9.29 to 9.16	2,674,006	0.32%	13.86% to 13.44%
2009	0.95% to 1.40%	291,521	8.15 to 8.07	2,370,573	0.96%	27.97% to 27.21%
2008	0.95% to 1.65%	203,409	6.37 to 6.34	1,293,902	1.60%	-36.28% to -36.63%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2012	0.95% to 1.90%	860,739	11.08 to 10.59	9,459,005	1.50%	10% to 8.95%
2011	0.95% to 1.90%	806,397	10.07 to 9.72	8,066,520	2.42%	-2.28% to -3.22%
2010	0.95% to 1.75%	962,233	10.30 to 10.08	9,861,670	0.86%	9.36% to 8.47%
2009	0.95% to 1.75%	589,939	9.42 to 9.29	5,537,130	2.17%	18.68% to 17.72%
2008	0.95% to 1.65%	382,103	7.94 to 7.90	3,028,279	1.57%	-20.62% to -20.99%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2012	0.95% to 1.80%	550,198	10.63 to 10.21	5,798,672	1.28%	12.56% to 11.59%
2011	0.95% to 1.80%	581,248	9.45 to 9.15	5,454,426	2.27%	-4.36% to -5.18%
2010	0.95% to 1.80%	580,022	9.88 to 9.65	5,701,288	0.66%	11.32% to 10.37%
2009	0.95% to 1.80%	418,388	8.87 to 8.75	3,698,081	1.41%	22.98% to 21.93%
2008	0.95% to 1.80%	559,727	7.21 to 7.17	4,026,132	1.69%	-27.86% to -28.31%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2012	0.95% to 1.80%	684,120	11.51 to 11.06	7,789,099	1.62%	6.48% to 5.56%
2011	0.95% to 1.80%	876,996	10.82 to 10.48	9,416,711	2.39%	0.45% to -0.36%
2010	0.95% to 1.90%	807,699	10.77 to 10.49	8,651,582	1.24%	5.79% to 4.77%
2009	0.95% to 1.85%	581,196	10.18 to 10.02	5,894,080	2.88%	11.95% to 10.93%
2008	0.95% to 2.00%	283,337	9.09 to 9.03	2,573,288	1.66%	-9.09% to -9.74%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2012	0.95% to 1.80%	1,704,961	10.87 to 10.44	18,383,499	1.39%	11.30% to 10.34%
2011	0.95% to 1.80%	1,828,979	9.76 to 9.46	17,749,205	2.32%	-3.26% to -4.09%
2010	0.95% to 1.80%	1,912,124	10.09 to 9.86	19,202,888	0.84%	10.31% to 9.37%
2009	0.95% to 1.85%	1,273,021	9.15 to 9.00	11,603,008	1.95%	20.79% to 19.61%
2008	0.95% to 1.85%	742,815	7.57 to 7.52	5,617,401	1.74%	-24.27% to -24.76%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2012	0.95% to 1.6%	627,883	10.33 to 10.02	6,443,680	1.13%	13.49% to 12.75%
2011	0.95% to 2.00%	715,736	9.10 to 8.75	6,476,071	2.34%	-5.58% to -6.57%
2010	0.95% to 1.55%	703,800	9.64 to 9.48	6,757,246	0.60%	12.23% to 11.56%
2009	0.95% to 1.60%	487,057	8.59 to 8.49	4,172,398	1.51%	25.38% to 24.55%
2008	0.95% to 1.65%	303,444	6.85 to 6.81	2,076,138	1.62%	-31.50% to -31.86%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2012	0.95% to 1.85%	771,585	$ 11.28 to $ 10.81	$8,633,970	1.57%	9.00% to 8.00%
2011	0.95% to 1.95%	824,921	10.35 to 9.97	8,482,686	2.57%	-1.22% to -2.21%
2010	0.95% to 1.85%	798,523	10.47 to 10.22	8,326,251	1.01%	8.00% to 7.02%
2009	0.95% to 1.85%	633,405	9.70 to 9.55	6,123,239	2.42%	16.56% to 15.47%
2008	0.95% to 1.85%	445,889	8.32 to 8.27	3,703,801	2.01%	-16.81% to -17.34%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2012	0.95% to 1.95%	720,113	12.72 to 12.14	9,086,612	3.11%	6.73% to 5.65%
2011	0.95% to 1.85%	766,295	11.92 to 11.53	9,086,373	3.14%	5.58% to 4.63%
2010	0.95% to 1.90%	722,330	11.29 to 11.01	8,117,766	2.70%	6.04% to 5.06%
2009	0.95% to 2.30%	669,759	10.65 to 10.41	7,107,261	3.38%	7.75% to 6.31%
2008	0.95% to 2.05%	109,155	9.88 to 9.81	1,077,426	3.03%	-1.18% to -1.91%	****
NVIT Core Bond Fund - Class II (NVCBD2)
2012	1.50% to 2.50%	76,022	12.24 to 11.67	913,159	2.73%	5.87% to 4.79%
2011	1.50% to 2.50%	79,379	11.57 to 11.14	904,698	2.90%	4.65% to 3.59%
2010	1.50% to 2.50%	72,196	11.05 to 10.75	789,449	2.52%	5.18% to 4.11%
2009	1.50% to 2.50%	63,999	10.51 to 10.33	668,098	3.22%	6.96% to 5.88%
2008	1.50% to 2.50%	10,259	9.82 to 9.76	100,446	3.99%	-1.76% to -2.43%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2012	0.95% to 2.20%	468,113	13.58 to 12.80	6,304,056	2.12%	6.10% to 4.76%
2011	0.95% to 2.20%	463,061	12.80 to 12.22	5,887,019	2.49%	5.04% to 3.72%
2010	0.95% to 2.20%	307,535	12.18 to 11.78	3,728,394	2.46%	7.09% to 5.74%
2009	0.95% to 2.20%	344,564	11.38 to 11.14	3,910,872	5.36%	15.33% to 13.88%
2008	0.95% to 1.65%	53,319	9.87 to 9.82	525,408	3.84%	-1.34% to -1.80%	****
NVIT Nationwide Fund - Class I (TRF)
2012	0.95% to 2.20%	7,146,201	14.19 to 9.31	99,844,793	1.38%	13.13% to 11.70%
2011	0.95% to 2.20%	8,372,529	12.54 to 8.33	103,533,162	1.12%	-0.42% to -1.68%
2010	0.95% to 2.20%	9,987,008	12.59 to 8.47	124,151,365	1.00%	12.37% to 10.96%
2009	0.95% to 2.30%	11,511,657	11.21 to 8.07	127,435,570	1.32%	24.90% to 22.98%
2008	0.95% to 2.65%	13,778,445	8.97 to 6.33	122,081,060	1.37%	-42.11% to -43.17%
NVIT Nationwide Fund - Class II (TRF2)
2012	1.50% to 2.60%	35,483	12.02 to 10.66	410,807	1.15%	12.14% to 10.88%
2011	1.50% to 2.60%	45,677	10.72 to 9.61	475,742	0.86%	-1.12% to -2.23%
2010	1.50% to 2.60%	59,096	10.84 to 9.83	623,121	0.70%	11.53% to 10.28%
2009	1.50% to 2.60%	90,233	9.72 to 8.92	855,533	1.09%	23.67% to 22.29%
2008	1.50% to 2.60%	87,219	7.86 to 7.29	671,229	1.14%	-42.49% to -43.13%
NVIT Government Bond Fund - Class I (GBF)
2012	0.95% to 2.25%	10,447,542	19.32 to 15.46	188,677,693	2.07%	2.08% to 0.73%
2011	0.95% to 2.25%	12,293,357	18.93 to 15.34	217,827,584	2.89%	6.24% to 4.85%
2010	0.95% to 2.25%	15,180,960	17.82 to 14.63	253,606,247	2.91%	3.79% to 2.42%
2009	0.95% to 2.45%	18,571,113	17.17 to 13.31	298,915,230	3.28%	1.71% to 0.20%
2008	0.95% to 2.70%	25,449,213	16.88 to 12.95	401,600,441	4.25%	6.70% to 4.84%
NVIT Government Bond Fund - Class II (GBF2)
2012	1.50% to 2.60%	336,649	13.89 to 12.32	4,533,019	1.73%	1.22% to 0.09%
2011	1.50% to 2.60%	438,421	13.72 to 12.31	5,851,405	2.55%	5.40% to 4.23%
2010	1.50% to 2.60%	626,493	13.02 to 11.81	7,945,256	2.60%	2.96% to 1.81%
2009	1.50% to 2.60%	853,076	12.65 to 11.60	10,524,843	3.10%	0.89% to -0.23%
2008	1.50% to 2.60%	1,063,595	12.54 to 11.63	13,041,427	3.97%	5.87% to 4.69%
American Century NVIT Growth Fund - Class I (CAF)
2012	0.95% to 2.05%	2,932,172	9.84 to 5.97	27,746,329	0.55%	12.94% to 11.68%
2011	0.95% to 2.05%	3,261,287	8.71 to 5.34	27,405,056	0.57%	-1.63% to -2.72%
2010	0.95% to 2.05%	3,600,445	8.86 to 5.49	30,828,620	0.63%	18.12% to 16.81%
2009	0.95% to 2.05%	4,093,988	7.50 to 4.70	29,698,562	0.56%	32.20% to 30.74%
2008	0.95% to 2.50%	4,801,429	5.67 to 3.62	26,271,368	0.27%	-39.29% to -40.29%
NVIT International Index Fund - Class VIII (GVIX8)
2012	0.95% to 1.85%	360,461	9.11 to 8.57	3,263,744	2.29%	17.09% to 16.02%
2011	0.95% to 1.85%	701,900	7.78 to 7.39	5,423,730	2.82%	-13.68% to -14.46%
2010	0.95% to 1.85%	345,841	9.02 to 8.64	3,107,704	1.98%	6.38% to 5.41%
2009	0.95% to 1.85%	362,938	8.48 to 8.20	3,066,717	2.76%	27.39% to 26.23%
2008	0.95% to 2.20%	274,031	6.65 to 6.43	1,817,251	1.83%	-43.63% to -44.42%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.95% to 2.60%	2,595,098	15.47 to 12.87	38,966,073	1.51%	14.80% to 12.88%
2011	0.95% to 2.60%	2,902,862	13.47 to 11.40	38,059,017	1.80%	-4.84% to -6.42%
2010	0.95% to 2.60%	3,478,795	14.16 to 12.19	48,049,263	1.65%	13.54% to 11.65%
2009	0.95% to 2.60%	4,157,079	12.47 to 10.91	50,579,875	1.00%	26.00% to 23.73%
2008	0.95% to 2.65%	4,774,409	9.90 to 8.79	46,171,625	2.06%	-37.44% to -38.58%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2012	0.95% to 1.80%	377,590	$ 13.62 to $ 13.20	$5,119,938	1.82%	8.34% to 7.41%
2011	0.95% to 1.60%	349,250	12.57 to 12.35	4,375,034	2.15%	-0.07% to -0.73%
2010	0.95% to 1.60%	317,412	12.58 to 12.44	3,984,256	1.40%	8.77% to 8.06%
2009	0.95% to 1.85%	127,959	11.57 to 11.50	1,477,660	1.94%	15.66% to 15.00%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2012	0.95% to 1.40%	70,337	14.68 to 14.44	1,029,188	1.65%	11.18% to 10.67%
2011	0.95% to 1.35%	73,171	13.21 to 13.06	963,988	1.97%	-1.87% to -2.27%
2010	0.95% to 1.35%	78,659	13.46 to 13.37	1,056,847	1.13%	10.97% to 10.52%
2009	0.95% to 1.20%	61,529	12.13 to 12.11	745,662	1.69%	21.27% to 21.07%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	0.95% to 2.60%	3,409,144	13.89 to 11.56	45,991,163	1.70%	4.17% to 2.43%
2011	0.95% to 2.60%	3,695,621	13.33 to 11.28	47,923,219	2.43%	1.95% to 0.26%
2010	0.95% to 2.60%	4,288,835	13.08 to 11.25	54,764,393	2.25%	4.89% to 3.14%
2009	0.95% to 2.60%	5,109,651	12.47 to 10.91	62,303,928	1.86%	8.05% to 6.25%
2008	0.95% to 2.65%	6,279,027	11.54 to 10.25	70,932,244	3.37%	-6.92% to -8.51%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.95% to 2.60%	13,526,513	15.09 to 12.56	198,495,540	1.57%	9.76% to 7.92%
2011	0.95% to 2.60%	15,869,278	12.27 to 11.63	212,855,992	2.11%	-0.99% to -2.63%
2010	0.95% to 2.60%	19,697,426	12.39 to 11.95	267,407,824	1.95%	9.86% to 8.03%
2009	0.95% to 2.60%	24,580,501	11.28 to 11.07	303,672,799	1.42%	5.32% to 15.97%
2008	0.95% to 2.65%	25,414,593	10.71 to 9.51	265,963,303	2.73%	-23.93% to -25.27%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.95% to 2.60%	6,299,513	15.51 to 12.91	94,676,446	1.54%	12.68% to 10.80%
2011	0.95% to 2.60%	7,590,233	13.76 to 11.65	101,570,285	2.00%	-3.05% to -4.67%
2010	0.95% to 2.60%	9,585,870	14.20 to 12.22	132,535,343	1.85%	11.76% to 9.90%
2009	0.95% to 2.60%	11,933,118	12.70 to 11.12	147,623,643	1.20%	23.21% to 21.16%
2008	0.95% to 2.85%	14,184,832	10.31 to 9.03	142,707,758	2.41%	-32.04% to -33.40%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	0.95% to 2.60%	4,348,864	14.78 to 12.30	62,377,300	1.63%	7.01% to 5.22%
2011	0.95% to 2.60%	4,970,184	13.81 to 11.69	66,830,206	2.30%	1.09% to -0.59%
2010	0.95% to 2.60%	6,041,482	13.66 to 11.76	80,607,880	2.15%	7.49% to 5.70%
2009	0.95% to 2.60%	7,849,777	12.71 to 11.13	97,464,346	1.65%	13.47% to 11.58%
2008	0.95% to 2.65%	9,861,417	11.20 to 9.95	107,990,890	3.08%	-15.85% to -17.32%
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	0.95% to 2.20%	3,063,218	28.84 to 21.33	91,420,368	1.03%	16.35% to 14.88%
2011	0.95% to 2.20%	3,748,165	24.78 to 18.56	96,212,301	0.76%	-3.47% to -4.68%
2010	0.95% to 2.25%	4,548,842	25.67 to 16.69	121,160,598	1.24%	25.00% to 23.37%
2009	0.95% to 2.30%	5,661,511	20.54 to 16.09	120,603,219	0.95%	35.46% to 33.44%
2008	0.95% to 2.45%	7,039,039	15.16 to 11.88	110,411,233	1.23%	-37.07% to -38.08%
NVIT Money Market Fund - Class I (SAM)
2012	0.95% to 2.60%	17,342,803	12.48 to 9.19	207,045,415	0.00%	0.95% to -2.61%
2011	0.95% to 2.60%	21,235,532	12.60 to 9.44	256,646,827	0.00%	-0.95% to -2.59%
2010	0.95% to 2.60%	22,936,653	12.72 to 9.69	280,127,960	0.00%	-0.95% to -2.60%
2009	0.95% to 2.70%	31,981,566	12.84 to 10.08	394,485,878	0.04%	-0.91% to -2.66%
2008	0.95% to 2.70%	55,065,021	12.96 to 10.35	684,634,966	2.01%	1.08% to -0.69%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2012	1.10% to 1.10%	4,488	15.64 to 15.64	70,192	1.18%	14.58% to 14.58%
2011	1.10% to 1.15%	870	13.65 to 13.63	11,874	1.32%	-10.32% to -10.33%
2010	1.10% to 1.15%	896	15.22 to 15.20	13,636	0.86%	12.77% to 12.70%
2009	1.10%	813	13.48	10,958	0.00%	34.80%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	0.95% to 2.25%	5,166,488	9.59 to 9.02	49,202,731	0.57%	14.68% to 13.17%
2011	0.95% to 2.25%	6,118,224	8.36 to 7.97	50,889,122	1.26%	-10.23% to -11.40%
2010	0.95% to 2.25%	7,207,413	9.31 to 8.99	66,875,552	0.73%	12.95% to 11.47%
2009	0.95% to 2.40%	9,022,689	8.25 to 8.03	74,212,142	0.87%	35.16% to 32.99%
2008	0.95% to 2.20%	634,973	6.10 to 6.04	3,869,465	0.11%	-38.99% to -39.56%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2012	1.25%	179	11.79	2,112	0.12%	15.58%
2011	1.25%	195	10.20	1,990	1.53%	-17.46%
2010	1.25%	212	12.35	2,620	2.07%	4.56%
2009	1.25%	230	11.82	2,718	1.88%	27.89%
2008	1.25%	249	9.24	2,301	1.55%	-47.15%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2012	0.95% to 2.20%	603,932	15.70 to 13.89	9,296,209	0.40%	16.12% to 14.65%
2011	0.95% to 2.20%	712,738	13.52 to 12.11	9,469,953	1.72%	-16.91% to -17.96%
2010	0.95% to 2.20%	905,151	16.28 to 14.77	14,505,612	2.12%	5.10% to 3.78%
2009	0.95% to 2.20%	1,150,634	15.49 to 14.23	17,575,662	2.06%	28.60% to 26.98%
2008	0.95% to 2.25%	1,767,075	12.04 to 11.20	21,040,830	1.71%	-46.84% to -47.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2012	1.50% to 2.60%	30,450	$ 10.25 to $ 9.30	$306,774	0.16%	15.19% to 13.90%
2011	1.50% to 2.60%	32,579	8.90 to 8.17	284,539	1.58%	-17.65% to -18.57%
2010	1.50% to 2.60%	39,415	10.81 to 10.03	419,558	1.42%	4.26% to 3.10%
2009	1.50% to 2.60%	67,302	10.37 to 9.73	687,819	0.99%	27.55% to 26.12%
2008	1.50% to 2.60%	78,668	8.13 to 7.71	631,418	1.60%	-47.26% to -47.85%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	0.95% to 2.60%	2,143,624	10.31 to 9.53	21,714,092	0.47%	15.25% to 13.32%
2011	0.95% to 2.60%	2,538,927	8.94 to 8.41	22,413,289	0.01%	-3.83% to -5.43%
2010	0.95% to 2.60%	3,235,185	3.42 to 8.89	29,745,990	0.06%	14.41% to 12.51%
2009	0.95% to 2.20%	1,116,209	8.13 to 7.94	9,044,189	0.86%	28.54% to 26.74%
2008	0.95% to 1.60%	8,873	6.32 to 6.30	56,087	0.27%	-36.76% to -37.04%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2012	1.50% to 2.60%	47,902	9.94 to 9.43	467,975	0.20%	14.39% to 13.11%
2011	1.50% to 2.60%	62,261	8.69 to 8.34	533,955	0.00%	-4.68% to -5.74%
2010	1.50% to 2.60%	97,408	9.12 to 8.85	880,856	0.00%	13.63% to 12.36%
2009	1.50% to 2.60%	138,048	8.02 to 7.87	1,101,310	0.48%	27.41% to 25.99%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	0.95% to 2.25%	701,373	11.37 to 10.98	7,935,795	1.35%	16.69% to 15.15%
2011	0.95% to 2.25%	806,019	9.75 to 9.53	7,833,141	1.06%	-6.72% to -7.95%
2010	0.95% to 2.25%	978,492	10.45 to 10.36	10,227,148	0.51%	4.49% to 3.57%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2012	0.95% to 2.60%	307,809	9.63 to 8.91	2,878,555	1.02%	16.47% to 14.53%
2011	0.95% to 2.60%	390,315	8.27 to 7.78	3,151,706	0.80%	-6.98% to -8.53%
2010	0.95% to 2.60%	510,297	8.89 to 8.50	4,463,463	0.50%	11.68% to 9.82%
2009	0.95% to 2.60%	671,187	7.96 to 7.74	5,292,201	1.17%	26.20% to 24.10%
2008	0.95% to 2.20%	14,426	6.31 to 6.25	90,859	0.69%	-36.92% to -37.45%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.95% to 2.25%	7,505,685	10.66 to 10.02	79,409,521	0.00%	13.81% to 12.31%
2011	0.95% to 2.25%	9,057,308	9.36 to 8.92	84,331,712	0.00%	-5.14% to -6.38%
2010	0.95% to 2.25%	11,324,227	9.87 to 9.53	111,318,566	0.00%	25.61% to 23.97%
2009	0.95% to 2.40%	13,643,300	7.86 to 7.65	106,907,689	0.00%	25.91% to 23.87%
2008	0.95% to 2.20%	246,427	6.24 to 6.18	1,535,794	0.00%	-37.60% to -38.17%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2012	1.20% to 2.10%	549,050	10.40 to 9.97	5,689,561	0.00%	13.27% to 12.23%
2011	1.20% to 2.10%	641,306	9.18 to 8.88	5,872,533	0.00%	-5.60% to -6.45%
2010	1.20% to 2.10%	828,610	9.73 to 9.49	8,045,704	0.00%	24.95% to 23.81%
2009	1.20% to 2.10%	970,197	7.79 to 7.67	7,545,630	0.00%	25.19% to 24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.95% to 2.20%	5,061,320	11.46 to 10.80	57,485,284	1.08%	15.24% to 13.78%
2011	0.95% to 2.20%	6,072,780	9.95 to 9.50	59,973,772	0.78%	-3.25% to -4.47%
2010	0.95% to 2.25%	7,386,826	10.28 to 9.93	75,555,521	1.29%	18.50% to 16.94%
2009	0.95% to 2.25%	9,387,443	8.68 to 8.49	81,175,736	1.17%	29.23% to 27.53%
2008	0.95% to 2.20%	457,440	6.71 to 6.65	3,067,897	1.04%	-32.85% to -33.46%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	0.95% to 2.20%	1,396,829	16.15 to 13.58	22,006,733	0.00%	12.36% to 10.94%
2011	0.95% to 2.20%	1,683,899	14.38 to 12.24	23,650,834	0.00%	-1.60% to -2.83%
2010	0.95% to 2.20%	2,093,550	14.61 to 12.60	29,940,560	0.00%	24.26% to 22.69%
2009	0.95% to 2.20%	2,405,794	11.76 to 10.27	27,692,099	0.00%	26.25% to 24.66%
2008	0.95% to 2.65%	2,959,328	9.31 to 7.87	26,975,411	0.00%	-46.93% to -47.93%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2012	1.50% to 2.60%	30,452	10.86 to 9.63	317,793	0.00%	11.39% to 10.15%
2011	1.50% to 2.60%	39,878	9.75 to 8.74	374,304	0.00%	-2.35% to -3.43%
2010	1.50% to 2.60%	52,561	9.98 to 9.06	507,807	0.00%	23.23% to 21.85%
2009	1.50% to 2.60%	75,333	8.10 to 7.43	594,293	0.00%	25.28% to 23.88%
2008	1.50% to 2.60%	93,131	6.47 to 6.00	588,793	0.00%	-47.34% to -47.93%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	0.95% to 2.40%	2,933,718	36.38 to 19.66	93,120,074	0.81%	19.30% to 17.55%
2011	0.95% to 2.40%	3,501,538	23.59 to 16.72	93,191,567	0.44%	-5.97% to -7.34%
2010	0.95% to 2.40%	4,308,309	25.09 to 18.05	122,185,799	0.60%	25.40% to 23.57%
2009	0.95% to 2.40%	5,299,089	20.00 to 14.61	119,917,757	0.58%	25.02% to 23.19%
2008	0.95% to 2.85%	6,639,101	16.00 to 13.60	120,429,640	1.07%	-32.80% to -34.17%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2012	1.50% to 2.60%	51,758	15.31 to 13.58	765,755	0.51%	18.50% to 17.17%
2011	1.50% to 2.60%	67,112	12.92 to 11.59	839,424	0.34%	-6.87% to -7.91%
2010	1.50% to 2.60%	95,306	13.87 to 12.58	1,284,076	0.38%	24.58% to 23.19%
2009	1.50% to 2.60%	123,050	11.13 to 10.21	1,335,668	0.54%	23.97% to 22.59%
2008	1.50% to 2.60%	148,938	8.98 to 8.33	1,308,555	0.86%	-33.32% to -34.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	0.95% to 2.20%	3,336,881	$ 24.99 to $ 21.74	$90,428,333	0.15%	14.40% to 12.96%
2011	0.95% to 2.20%	3,983,163	21.84 to 19.24	94,371,306	0.53%	-6.45% to -7.63%
2010	0.95% to 2.25%	4,900,621	23.35 to 13.87	124,117,565	0.28%	24.13% to 22.50%
2009	0.95% to 2.25%	6,145,117	18.81 to 11.32	125,332,191	0.27%	33.42% to 31.67%
2008	0.95% to 2.65%	7,666,352	14.10 to 12.51	117,309,267	0.78%	-38.78% to -39.91%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2012	1.50% to 2.60%	107,261	16.10 to 14.28	1,667,793	0.00%	13.49% to 12.22%
2011	1.50% to 2.60%	123,033	14.19 to 12.73	1,690,573	0.48%	-7.21% to -8.25%
2010	1.50% to 2.60%	180,903	15.29 to 13.87	2,679,638	0.05%	23.11% to 21.73%
2009	1.50% to 2.60%	239,791	12.42 to 11.40	2,898,029	0.16%	32.41% to 30.93%
2008	1.50% to 2.60%	281,038	9.38 to 8.70	2,575,248	0.59%	-39.28% to -39.96%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2012	0.95% to 2.60%	3,260,113	19.40 to 15.24	61,682,321	2.50%	11.18% to 9.32%
2011	0.95% to 2.60%	3,529,900	17.45 to 13.94	60,182,019	4.23%	4.55% to 2.81%
2010	0.95% to 2.60%	4,263,225	16.69 to 13.56	69,754,208	6.07%	9.54% to 7.71%
2009	0.95% to 2.60%	5,382,701	15.24 to 12.59	80,458,840	9.45%	23.20% to 21.15%
2008	0.95% to 2.60%	6,067,116	12.37 to 10.39	73,652,612	6.83%	-18.08% to -19.44%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.95% to 1.65%	782,664	10.94 to 10.58	8,502,399	1.23%	2.54% to 1.81%
2011	0.95% to 1.65%	998,649	10.67 to 10.40	10,598,447	1.53%	0.34% to -0.37%
2010	0.95% to 2.20%	1,469,186	10.63 to 10.28	15,554,330	1.29%	1.45% to 0.17%
2009	0.95% to 2.20%	2,035,595	10.48 to 10.26	21,275,367	2.48%	6.09% to 4.77%
2008	0.95% to 2.20%	208,273	9.88 to 9.80	2,054,736	2.36%	-1.20% to -2.03%	****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	0.95% to 2.40%	22,889,891	15.92 to 15.08	362,380,774	0.68%	17.56% to 15.83%
2011	0.95% to 2.40%	27,561,260	13.54 to 13.02	371,745,104	0.66%	-3.16% to -4.58%
2010	0.95% to 2.40%	35,443,657	13.98 to 13.65	494,416,782	0.06%	7.77% to 6.19%
2009	0.95% to 1.85%	103,250	12.98 to 12.90	1,339,008	0.33%	29.77% to 28.98%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2012	1.50% to 2.60%	541,918	15.46 to 14.83	8,285,284	0.41%	16.64% to 15.34%
2011	1.50% to 2.60%	708,208	13.25 to 12.86	9,306,722	0.40%	-3.95% to -5.03%
2010	1.50% to 2.60%	934,222	13.80 to 13.54	12,819,308	0.07%	6.89% to 5.70%
2009	1.95%	983	12.87	12,649	0.00%	28.68%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2012	0.95% to 2.20%	294,124	14.01 to 13.38	4,099,498	2.75%	18.43% to 16.93%
2011	0.95% to 2.20%	266,383	11.83 to 11.44	3,140,657	2.73%	-13.26% to -14.35%
2010	0.95% to 1.90%	281,143	13.64 to 13.44	3,825,427	1.78%	5.34% to 4.38%
2009	0.95% to 2.20%	452,463	12.95 to 12.85	5,854,117	0.45%	29.52% to 28.49%	****
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2012	0.95% to 2.20%	1,643,914	13.98 to 9.36	22,623,622	1.21%	17.34% to 15.85%
2011	0.95% to 2.20%	1,921,900	11.91 to 8.08	22,292,576	1.29%	-3.25% to -4.47%
2010	0.95% to 2.20%	2,221,826	12.31 to 8.46	26,948,240	1.47%	14.67% to 13.23%
2009	0.95% to 2.20%	2,805,689	10.74 to 7.97	29,662,654	1.09%	27.33% to 25.55%
2008	0.95% to 2.65%	3,874,794	8.43 to 6.06	32,033,298	1.92%	-37.59% to -38.75%
NVIT Real Estate Fund - Class I (NVRE1)
2012	0.95% to 2.60%	8,144,479	11.34 to 10.49	91,656,539	1.03%	14.68% to 12.77%
2011	0.95% to 2.60%	9,422,684	9.89 to 9.30	92,615,775	0.85%	5.49% to 3.74%
2010	0.95% to 2.60%	11,210,732	9.38 to 8.96	104,636,450	1.88%	28.95% to 26.80%
2009	0.95% to 2.60%	13,652,000	7.27 to 7.07	98,956,949	2.14%	29.59% to 27.43%
2008	0.95% to 1.95%	155,589	5.61 to 5.57	871,617	4.12%	-43.89% to -44.27%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2012	1.50% to 2.60%	102,976	12.79 to 11.34	1,263,347	1.35%	15.48% to 14.19%
2011	1.50% to 2.60%	118,845	11.07 to 9.93	1,270,742	1.10%	4.48% to 3.32%
2010	1.50% to 2.60%	139,314	10.60 to 9.61	1,434,511	0.00%	11.11% to 9.87%
2009	1.50% to 2.60%	174,315	9.54 to 8.75	1,623,035	3.48%	18.54% to 17.22%
2008	1.50% to 2.60%	193,493	8.04 to 7.46	1,525,163	1.77%	-41.59% to -42.24%
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2012	1.50% to 2.60%	85,005	11.86 to 10.52	979,227	0.03%	14.38% to 13.10%
2011	1.50% to 2.60%	104,755	10.32 to 9.26	1,049,090	0.09%	-5.19% to -6.25%
2010	1.50% to 2.60%	151,328	10.88 to 9.87	1,608,213	0.28%	8.18% to 6.98%
2009	1.50% to 2.60%	204,515	10.06 to 9.23	2,012,131	0.00%	35.05% to 33.54%
2008	1.50% to 2.60%	224,033	7.45 to 6.91	1,635,999	0.00%	-40.73% to -41.39%
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2012	0.95% to 2.60%	498,580	11.69 to 16.41	6,446,196	0.29%	17.34% to 15.38%
2011	0.95% to 2.60%	630,824	9.97 to 14.22	7,161,370	0.28%	-9.49% to -10.99%
2010	0.95% to 2.60%	751,905	11.01 to 15.98	9,603,846	0.36%	25.39% to 23.30%
2009	0.95% to 2.60%	714,580	8.78 to 12.96	7,535,414	0.68%	41.30% to 38.95%
2008	0.95% to 2.60%	548,109	6.21 to 9.33	4,242,720	0.34%	-37.85% to -37.42%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2012	0.95% to 2.20%	3,486,389	$ 16.65 to $ 10.03	$54,588,819	2.07%	13.65% to 12.21%
2011	0.95% to 2.20%	4,001,635	14.65 to 8.93	55,628,696	1.52%	2.13% to 0.85%
2010	0.95% to 2.20%	4,808,008	14.35 to 8.86	65,536,631	1.51%	13.06% to 11.64%
2009	0.95% to 2.20%	5,855,561	12.69 to 7.94	70,573,993	4.88%	16.97% to 15.50%
2008	0.95% to 2.65%	7,348,426	10.85 to 6.89	75,486,167	2.14%	-35.21% to -36.40%
VP Income & Growth Fund - Class II (ACVIG2)
2012	1.50% to 2.60%	81,372	12.84 to 11.39	999,407	1.82%	12.74% to 11.47%
2011	1.50% to 2.60%	97,513	11.39 to 10.22	1,068,862	1.26%	1.32% to 0.19%
2010	1.50% to 2.60%	139,202	11.24 to 10.20	1,507,703	1.25%	12.15% to 10.90%
2009	1.50% to 2.60%	163,644	10.02 to 9.19	1,589,419	4.41%	16.01% to 14.71%
2008	1.50% to 2.60%	192,829	8.64 to 8.01	1,623,634	1.86%	-35.71% to -36.43%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.95% to 2.60%	4,443,914	15.40 to 13.09	67,281,061	2.41%	6.36% to 4.59%
2011	0.95% to 2.60%	4,977,859	14.47 to 12.51	70,999,847	3.96%	10.69% to 8.85%
2010	0.95% to 2.45%	4,962,733	13.08 to 11.63	64,018,130	1.65%	4.12% to 2.54%
2009	0.95% to 2.45%	5,478,989	12.56 to 11.34	68,026,571	1.65%	9.17% to 7.51%
2008	0.95% to 2.60%	5,726,351	11.50 to 10.46	65,214,085	4.90%	-2.52% to -4.15%
VP International Fund - Class I (ACVI)
2012	0.95% to 1.75%	89,644	17.03 to 12.17	1,506,233	0.91%	20.01% to 19.04%
2011	0.95% to 1.75%	111,870	14.19 to 10.22	1,570,384	1.36%	-12.88% to -13.58%
2010	0.95% to 1.75%	131,890	16.29 to 11.83	2,129,207	1.96%	12.22% to 11.31%
2009	0.95% to 1.75%	125,256	14.51 to 10.63	1,802,949	3.52%	32.49% to 31.42%
2008	0.95% to 2.20%	3,336,445	10.95 to 7.73	35,539,884	0.86%	-45.35% to -46.04%
VP International Fund - Class III (ACVI3)
2012	1.60% to 1.75%	7,644	14.56 to 14.33	109,611	0.90%	19.22% to 19.04%
2011	1.60% to 1.75%	9,402	12.22 to 12.04	113,260	1.38%	-13.45% to -13.58%
2010	1.00% to 1.75%	10,476	14.88 to 13.93	146,144	1.91%	12.16% to 11.31%
2009	1.20% to 1.75%	11,571	13.06 to 12.51	145,033	3.59%	32.16% to 31.42%
2008	0.95% to 2.40%	3,095,336	10.05 to 9.12	30,650,236	0.85%	-45.35% to -46.21%
VP Mid Cap Value Fund - Class I (ACVMV1)
2012	0.95% to 2.20%	851,917	13.85 to 12.72	11,680,827	1.99%	15.22% to 13.76%
2011	0.95% to 2.20%	958,698	12.02 to 11.18	11,406,526	1.35%	-1.63% to -2.87%
2010	0.95% to 2.20%	914,061	12.22 to 11.51	11,085,155	2.17%	18.12% to 16.63%
2009	0.95% to 2.70%	1,084,995	10.34 to 11.51	11,196,510	3.66%	28.71% to 26.35%
2008	0.95% to 2.70%	1,333,554	8.04 to 9.11	10,844,194	0.09%	-25.07% to -26.46%
VP Mid Cap Value Fund - Class II (ACVMV2)
2012	1.25% to 2.25%	28,445	16.18 to 14.97	445,290	1.85%	14.77% to 13.61%
2011	1.25% to 2.25%	33,862	13.17 to 14.10	461,157	1.16%	-2.07% to -3.06%
2010	1.25% to 2.25%	38,845	14.40 to 13.59	543,686	2.12%	17.46% to 16.28%
2009	1.25% to 2.25%	35,520	12.26 to 11.69	426,241	3.66%	28.18% to 26.90%
2008	1.25% to 2.25%	32,785	9.56 to 9.21	309,671	0.07%	-25.45% to -26.21%
VP Ultra(R) Fund - Class I (ACVU1)
2012	1.75% to 1.75%	1,197	11.58 to 11.58	13,858	0.00%	11.93% to 11.93%
2011	1.75%	22,767	10.34	235,497	0.00%	-0.70%
2010	1.75%	23,615	10.42	245,986	0.04%	14.05%
2009	1.60% to 1.75%	3,041	9.24 to 9.13	27,971	0.46%	32.33% to 32.13%
2008	0.95% to 2.60%	624,611	7.30 to 6.52	4,484,214	0.00%	-42.04% to -43.05%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50% to 2.60%	143,661	6.95 to 6.45	976,692	0.00%	-42.52% to -43.17%
VP Value Fund - Class I (ACVV)
2012	0.95% to 1.30%	92,264	21.69 to 22.19	2,056,297	1.92%	13.50% to 13.04%
2011	0.95% to 1.65%	108,358	19.11 to 18.37	2,127,340	2.00%	0.05% to -0.65%
2010	0.95% to 1.30%	117,661	19.10 to 19.69	2,315,963	1.66%	11.49% to 11.87%
2009	0.95% to 2.30%	10,383,543	17.00 to 13.79	178,152,843	5.83%	18.72% to 16.99%
2008	0.95% to 2.65%	13,651,071	14.32 to 11.37	196,852,924	2.57%	-27.47% to -28.80%
VP Value Fund - Class II (ACVV2)
2009	1.50% to 2.60%	358,036	11.75 to 10.78	4,107,489	5.56%	17.93% to 16.61%
2008	1.50% to 2.60%	431,804	9.96 to 9.24	4,213,977	2.37%	-27.90% to -28.71%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95% to 2.20%	889,566	6.74 to 8.38	6,061,323	0.00%	-49.11% to -49.80%
VP Vista(SM) Fund - Class II (ACVVS2)
2008	1.25% to 2.25%	32,734	8.52 to 8.21	274,343	0.00%	-49.36% to -49.87%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.95% to 2.25%	1,365,131	17.95 to 15.59	24,024,025	0.44%	14.64% to 13.13%
2011	0.95% to 2.25%	1,559,234	15.66 to 13.78	23,990,069	0.63%	-0.39% to -1.70%
2010	0.95% to 2.25%	1,716,152	15.72 to 14.02	26,538,538	0.64%	24.63% to 23.00%
2009	0.95% to 2.25%	2,276,941	12.61 to 11.40	28,341,084	2.39%	23.84% to 22.21%
2008	0.95% to 2.30%	2,956,423	10.18 to 9.30	29,718,594	0.83%	-31.57% to -32.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.95% to 2.25%	3,631,658	$ 19.22 to $ 11.14	$65,335,071	3.66%	9.38% to 7.94%
2011	0.95% to 2.25%	3,822,632	17.57 to 10.32	63,435,211	1.64%	7.98% to 6.56%
2010	0.95% to 2.25%	3,905,064	16.28 to 9.69	60,048,211	2.21%	14.22% to 12.72%
2009	0.95% to 2.45%	4,306,442	14.25 to 9.10	57,939,394	2.62%	21.39% to 19.44%
2008	0.95% to 2.45%	5,283,363	11.74 to 7.61	58,519,397	2.08%	-30.22% to -31.32%
Appreciation Portfolio - Service Shares (DCAPS)
2012	1.50% to 2.60%	88,355	13.93 to 12.35	1,180,325	3.20%	8.48% to 7.27%
2011	1.50% to 2.60%	111,004	12.84 to 11.52	1,372,470	1.60%	7.11% to 5.92%
2010	1.50% to 2.60%	139,376	11.99 to 10.87	1,621,785	2.02%	13.32% to 12.06%
2009	1.50% to 2.60%	170,902	10.58 to 9.70	1,765,657	2.67%	20.40% to 19.05%
2008	1.50% to 2.60%	243,047	8.79 to 8.15	2,082,345	1.75%	-30.78% to -31.55%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2012	0.95% to 1.55%	2,740	11.91 to 11.13	31,378	0.00%	19.42% to 18.69%
2011	0.95% to 1.55%	4,774	9.98 to 9.38	46,165	0.39%	-14.66% to -15.18%
2010	0.95% to 1.55%	8,165	11.69 to 11.06	92,805	0.89%	29.90% to 29.12%
2009	0.95% to 1.55%	17,873	9.00 to 8.57	157,759	1.58%	24.84% to 24.08%
2008	0.95% to 1.55%	17,445	7.21 to 6.90	123,595	1.08%	-38.19% to -38.56%
International Value Portfolio - Initial Shares (DVIV)
2012	0.95% to 1.40%	4,058	14.62 to 13.90	59,124	3.45%	11.59% to 11.09%
2011	0.95% to 1.55%	6,452	13.10 to 12.32	83,013	2.09%	-19.25% to -19.74%
2010	0.95% to 1.55%	7,345	16.23 to 15.35	117,319	2.26%	3.46% to 2.84%
2009	0.95% to 1.55%	16,864	15.69 to 14.93	257,017	4.12%	29.73% to 28.94%
2008	0.95% to 1.55%	20,031	12.09 to 11.58	235,670	2.72%	-37.92% to -38.29%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2012	1.50% to 2.60%	30,241	11.21 to 9.95	325,343	0.26%	8.37% to 7.16%
2011	1.50% to 2.60%	50,099	10.35 to 9.28	496,562	0.47%	-6.92% to -7.96%
2010	1.50% to 2.60%	56,848	11.12 to 10.09	607,510	0.72%	11.31% to 10.07%
2009	1.50% to 2.20%	58,283	9.99 to 9.46	565,180	0.71%	11.57% to 10.77%
2008	1.50% to 2.20%	70,121	8.95 to 8.54	612,911	0.02%	-30.72% to -31.22%
High Income Bond Fund II - Service Shares (FHIBS)
2012	1.50% to 2.60%	113,545	19.98 to 17.72	2,178,864	7.11%	12.59% to 11.33%
2011	1.50% to 2.60%	131,217	17.74 to 15.92	2,240,961	8.87%	3.35% to 2.20%
2010	1.50% to 2.60%	154,353	17.17 to 15.58	2,568,928	8.79%	12.67% to 11.41%
2009	1.50% to 2.60%	242,434	15.24 to 13.98	3,594,078	10.82%	50.19% to 48.52%
2008	1.50% to 2.60%	273,394	10.15 to 9.41	2,716,350	9.62%	-27.20% to -28.02%
Quality Bond Fund II - Primary Shares (FQB)
2012	0.95% to 2.25%	5,823,950	18.52 to 16.02	104,920,544	4.21%	8.68% to 7.25%
2011	0.95% to 2.25%	6,746,552	17.04 to 14.94	112,074,014	5.41%	1.29% to -0.02%
2010	0.95% to 2.25%	8,254,166	16.82 to 14.94	135,697,381	5.10%	7.47% to 6.06%
2009	0.95% to 2.30%	10,095,439	15.65 to 13.44	154,419,893	6.54%	19.29% to 17.68%
2008	0.95% to 2.70%	12,428,184	13.12 to 10.98	159,204,010	5.45%	-8.17% to -9.79%
Quality Bond Fund II - Service Shares (FQBS)
2012	1.50% to 2.60%	284,778	14.67 to 13.01	4,020,956	3.90%	7.80% to 6.59%
2011	1.50% to 2.60%	345,820	13.61 to 12.21	4,539,246	5.21%	0.46% to -0.65%
2010	1.50% to 2.60%	439,803	13.55 to 12.29	5,785,519	4.99%	6.66% to 5.47%
2009	1.50% to 2.60%	538,177	12.70 to 11.65	6,667,702	6.25%	18.35% to 17.03%
2008	1.50% to 2.60%	606,570	10.73 to 9.96	6,380,094	4.98%	-8.94% to -9.96%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50% to 2.60%	871,508	13.56 to 12.44	11,508,587	1.15%	33.44% to 31.95%
2008	1.50% to 2.60%	983,215	10.16 to 9.43	9,774,545	0.73%	-43.55% to -44.18%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2012	1.50% to 2.60%	42,219	16.14 to 14.31	656,663	0.33%	25.15% to 23.75%
2011	1.50% to 2.60%	61,512	12.89 to 11.57	769,295	0.67%	-10.40% to -11.40%
2010	1.50% to 2.60%	76,877	14.39 to 13.05	1,076,207	0.26%	24.44% to 23.06%
2009	1.50% to 2.60%	107,421	11.56 to 10.61	1,209,103	0.34%	54.80% to 53.07%
2008	1.50% to 2.60%	137,880	7.47 to 6.93	1,006,487	0.48%	-52.02% to -52.56%
VIP Contrafund Portfolio - Service Class (FCS)
2012	0.95% to 1.35%	507,700	24.13 to 22.76	11,968,609	1.26%	15.20% to -14.72%
2011	0.95% to 1.35%	545,334	20.95 to 19.84	11,175,941	0.87%	-3.56% to -3.92%
2010	0.95% to 1.35%	627,694	21.72 to 20.65	13,355,641	0.09%	15.96% to 15.5%
2009	0.95% to 2.40%	21,380,872	18.73 to 10.26	389,004,147	1.25%	34.38% to 32.41%
2008	0.95% to 2.85%	25,997,531	13.94 to 8.86	351,356,151	0.79%	-43.16% to -44.31%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2012	0.95% to 2.20%	1,612,415	10.29 to 9.45	16,496,248	0.67%	3.74% to 2.42%
2011	0.95% to 2.20%	2,263,082	9.92 to 9.23	22,325,584	0.76%	-6.10% to -7.28%
2010	0.95% to 2.20%	2,554,064	10.56 to 9.95	26,870,031	0.36%	18.03% to 16.54%
2009	0.95% to 2.70%	2,882,823	8.95 to 13.58	25,998,693	0.23%	46.17% to 43.18%
2008	0.95% to 2.70%	3,165,031	6.12 to 9.49	20,000,808	0.00%	-54.84% to -55.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Equity-Income Portfolio - Service Class (FEIS)
2012	0.95% to 2.25%	12,322,376	$ 17.15 to $ 12.46	$209,206,883	2.88%	16.07% to 14.55%
2011	0.95% to 2.25%	14,580,614	14.78 to 10.88	213,749,641	2.23%	-0.10% to -1.41%
2010	0.95% to 2.25%	17,468,381	14.79 to 11.04	256,820,879	1.64%	14.00% to 12.50%
2009	0.95% to 2.70%	21,467,817	12.97 to 9.35	276,837,475	2.09%	28.80% to 26.30%
2008	0.95% to 2.70%	26,543,981	10.07 to 7.40	265,365,034	2.08%	-43.25% to -44.34%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2012	1.50% to 2.60%	368,868	13.12 to 11.64	4,675,223	2.73%	15.30% to 14.01%
2011	1.50% to 2.60%	459,405	11.38 to 10.21	5,066,400	2.05%	-0.85% to -1.96%
2010	1.50% to 2.60%	604,329	11.48 to 10.41	6,746,388	1.50%	13.19% to 11.93%
2009	1.50% to 2.60%	766,428	10.14 to 9.30	7,577,401	2.02%	27.94% to 26.51%
2008	1.50% to 2.60%	912,834	7.92 to 7.35	7,081,339	2.06%	-43.67% to -44.30%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2012	0.95% to 1.80%	805,672	12.63 to 11.92	10,064,363	1.67%	10.62% to 9.67%
2011	0.95% to 1.80%	915,875	11.41 to 10.87	10,333,207	2.19%	-1.23% to -2.08%
2010	0.95% to 1.80%	819,834	11.56 to 11.10	9,395,678	2.07%	11.67% to 10.71%
2009	0.95% to 2.05%	805,897	10.35 to 10.88	8,312,434	3.67%	22.97% to 21.54%
2008	0.95% to 2.05%	949,001	8.41 to 8.96	8,045,675	2.78%	-25.79% to -26.65%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2012	1.25% to 2.25%	4,864	13.51 to 12.50	62,155	1.74%	10.19% 9.07%
2011	1.25% to 2.25%	4,823	12.26 to 11.46	56,041	1.71%	-1.67% to -2.66%
2010	1.25% to 2.25%	5,528	12.47 to 11.77	65,998	2.04%	11.14% to 10.01%
2009	1.25% to 2.25%	2,327	11.22 to 10.7	25,849	4.06%	22.41% to 21.17%
2008	1.25%	2,431	9.17	22,292	2.65%	-26.10%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2012	0.95% to 1.95%	836,539	12.20 to 11.40	10,106,278	2.05%	12.11% to 10.98%
2011	0.95% to 1.95%	763,176	10.88 to 10.27	8,229,065	1.99%	-2.06% to -3.05%
2010	0.95% to 2.05%	767,233	11.11 to 10.54	8,458,325	2.30%	13.43% to 12.17%
2009	0.95% to 1.95%	660,383	9.79 to 9.43	6,433,356	3.47%	27.55% to 26.27%
2008	0.95% to 2.30%	670,911	7.68 to 8.47	5,207,667	2.64%	-33.35% to -34.31%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2012	1.25% to 2.25%	10,554	13.66 to 12.64	137,177	1.75%	11.65% to 10.52%
2011	1.25% to 2.25%	11,497	12.23 to 11.43	134,787	1.82%	-2.47% to -3.45%
2010	1.25% to 2.25%	12,701	12.55 to 11.84	153,663	1.97%	12.93% to 11.73%
2009	1.25% to 2.25%	13,725	11.11 to 10.60	148,069	4.25%	26.94% to 25.66%
2008	1.25% to 2.25%	8,292	8.75 to 8.43	71,695	2.97%	-33.64% to -34.31%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2012	0.95% to 1.80%	569,456	11.78 to 11.12	6,650,619	1.97%	14.38% to 13.40%
2011	0.95% to 1.80%	605,991	10.30 to 9.81	6,195,674	2.16%	-3.62% to -4.44%
2010	0.95% to 1.80%	478,176	10.69 to 10.26	5,078,635	2.50%	14.90% to 13.91%
2009	0.95% to 1.80%	357,399	9.30 to 9.01	3,312,351	2.28%	30.16% to 29.04%
2008	0.95% to 2.10%	329,992	7.15 to 8.17	2,371,508	2.23%	-38.67% to -39.43%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2012	1.25% to 2.25%	23,092	13.56 to 12.54	305,870	1.83%	13.74% to 12.58%
2011	1.25% to 2.25%	26,670	11.92 to 11.13	311,288	1.97%	-4.04% to -5.01%
2010	1.25% to 2.25%	29,732	12.42 to 11.73	363,175	1.74%	14.40% to 13.31%
2009	1.25% to 2.25%	33,564	10.86 to 10.35	359,536	2.04%	29.54% to 28.23%
2008	1.25% to 2.25%	35,261	8.38 to 8.07	292,303	2.44%	-38.95% to -39.57%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2012	0.95% to 1.30%	83,048	12.52 to 11.53	977,697	0.34%	18.34% to 17.86%
2011	0.95% to 1.20%	65,159	10.58 to 9.92	650,728	0.05%	1.24% to 1.02%
2010	0.95% to 1.25%	73,468	10.45 to 9.76	727,853	0.00%	25.90% to 20.23%
2009	0.95% to 2.05%	2,823,689	8.54 to 5.68	23,519,320	0.37%	44.33% to 42.73%
2008	0.95% to 2.20%	3,325,249	5.91 to 3.92	19,201,947	0.30%	-55.49% to -56.05%
VIP Growth Portfolio - Service Class (FGS)
2012	0.95% to 2.20%	9,695,757	16.04 to 8.87	147,152,178	0.47%	13.45% to 12.02%
2011	0.95% to 2.20%	11,526,597	14.14 to 7.92	154,239,022	0.24%	-0.81% to -2.06%
2010	0.95% to 2.20%	13,259,948	14.25 to 8.08	179,671,360	0.17%	22.88% to 21.33%
2009	0.95% to 2.30%	15,488,178	11.60 to 6.92	170,635,502	0.32%	26.93% to 24.94%
2008	0.95% to 2.40%	18,900,121	9.14 to 5.48	163,345,176	0.63%	-47.74% to -48.55%
VIP Growth Portfolio - Service Class 2 (FG2)
2012	1.50% to 2.60%	189,748	11.89 to 10.55	2,176,630	0.33%	12.68% to 11.42%
2011	1.50% to 2.60%	224,696	10.55 to 9.47	2,294,256	0.12%	-1.53% to -2.63%
2010	1.50% to 2.60%	266,660	10.71 to 9.72	2,776,071	0.03%	22.01% to 20.64%
2009	1.50% to 2.60%	341,722	8.78 to 8.06	2,922,370	0.19%	26.05% to 24.64%
2008	1.50% to 2.60%	418,764	6.97 to 6.46	2,846,744	0.55%	-48.10% to -48.68%
VIP High Income Portfolio - Service Class (FHIS)
2012	0.95% to 2.20%	2,889,322	15.15 to 12.07	44,514,658	5.45%	13.11% to 11.68%
2011	0.95% to 2.20%	3,441,039	13.40 to 10.81	46,947,223	6.15%	2.94% to 1.65%
2010	0.95% to 2.20%	4,355,171	13.01 to 10.63	57,786,511	7.15%	12.71% to 11.29%
2009	0.95% to 2.45%	5,487,281	11.55 to 10.06	64,565,193	7.36%	42.41% to 40.23%
2008	0.95% to 2.45%	7,073,592	8.11 to 7.18	58,430,449	7.31%	-25.78% to -26.93%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP High Income Portfolio - Service Class R (FHISR)
2012	0.95% to 2.20%	4,789,971	$ 13.64 to $ 12.69	$64,630,282	6.17%	13.01% to 11.58%
2011	0.95% to 2.00%	4,959,858	12.07 to 11.48	59,333,297	7.93%	3.01% to 1.92%
2010	0.95% to 2.20%	5,516,431	11.72 to 11.18	64,197,429	9.52%	12.58% to 11.16%
2009	0.95% to 2.45%	4,212,440	10.41 to 9.99	43,660,512	8.36%	42.56% to 40.38%
2008	0.95% to 2.45%	3,359,844	7.30 to 7.11	24,447,258	7.39%	-25.69% to -26.85%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.95% to 2.20%	3,975,975	14.72 to 13.02	57,606,006	2.14%	4.76% to 3.44%
2011	0.95% to 2.05%	4,529,810	14.05 to 12.77	62,756,257	3.03%	6.19% to 5.02%
2010	0.95% to 2.20%	5,555,592	13.23 to 12.01	72,621,963	3.21%	6.66% to 5.31%
2009	0.95% to 2.40%	6,353,808	12.41 to 12.21	78,092,553	8.20%	14.57% to 12.92%
2008	0.95% to 2.25%	4,984,533	10.83 to 10.92	53,716,394	4.23%	-4.26% to -5.51%
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.95% to 2.20%	2,847,168	16.07 to 11.06	33,890,768	0.48%	13.66% to 12.22%
2011	0.95% to 2.20%	3,553,566	10.59 to 9.85	37,259,289	0.13%	-11.56% to -12.68%
2010	0.95% to 2.20%	4,461,090	11.97 to 11.28	53,007,856	0.29%	27.48% to 25.87%
2009	0.95% to 2.40%	3,928,131	9.39 to 12.10	36,894,241	0.64%	38.69% to 36.50%
2008	0.95% to 2.65%	3,606,217	6.77 to 8.78	24,918,988	0.34%	-40.08% to -41.17%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2012	1.50% to 2.60%	225,619	21.53 to 19.10	4,685,563	0.38%	12.84% to 11.58%
2011	1.50% to 2.60%	257,566	19.08 to 17.12	4,757,756	0.02%	-12.19% to -13.17%
2010	1.50% to 2.60%	352,256	21.73 to 19.71	7,431,732	0.10%	26.64% to 25.23%
2009	1.50% to 2.60%	463,361	17.16 to 15.74	7,739,724	0.34%	37.66% to 36.12%
2008	1.50% to 2.60%	562,586	12.46 to 11.56	6,851,029	0.24%	-40.51% to -41.18%
VIP Overseas Portfolio - Service Class (FOS)
2012	0.95% to 2.20%	979,779	14.93 to 10.57	14,631,223	1.78%	19.39% to 17.88%
2011	0.95% to 2.20%	1,153,475	12.51 to 8.96	14,432,905	1.18%	-18.01% to -19.05%
2010	0.95% to 2.20%	1,404,565	15.25 to 11.07	21,449,069	1.25%	11.92% to 10.51%
2009	0.95% to 2.20%	1,697,629	13.63 to 10.02	23,195,540	1.92%	25.24% to 23.66%
2008	0.95% to 2.20%	2,082,989	10.88 to 8.10	22,758,715	2.28%	-44.40% to -45.10%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2012	1.50% to 2.60%	197,646	13.98 to 12.40	2,673,230	1.67%	18.64% to 17.31%
2011	1.50% to 2.60%	239,221	11.79 to 10.57	2,734,899	1.10%	-18.63% to -19.54%
2010	1.50% to 2.60%	299,579	14.49 to 13.14	4,222,224	1.05%	11.13% to 9.90%
2009	1.50% to 2.60%	421,604	13.03 to 11.96	5,354,781	1.89%	24.31% to 22.92%
2008	1.50% to 2.60%	503,679	10.49 to 9.73	5,159,377	2.09%	-44.79% to -45.41%
VIP Overseas Portfolio - Service Class R (FOSR)
2012	0.95% to 2.20%	1,616,873	15.07 to 13.16	23,901,516	1.78%	19.52% to 18.01%
2011	0.95% to 2.20%	1,944,416	12.61 to 11.15	24,106,625	1.18%	-18.09% to -19.12%
2010	0.95% to 2.20%	2,367,047	15.40 to 13.79	35,872,048	1.21%	11.94% to 10.53%
2009	0.95% to 2.45%	3,074,483	13.75 to 12.23	41,693,409	1.92%	25.29% to 23.15%
2008	0.95% to 2.45%	3,829,152	10.98 to 9.93	41,459,294	2.16%	-44.41% to -45.32%
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	0.95% to 2.05%	680,153	17.28 to 15.34	11,549,104	0.50%	25.89% to 24.49%
2011	0.95% to 2.05%	774,871	13.73 to 12.32	10,470,435	0.80%	-9.71% to -10.71%
2010	0.95% to 2.05%	1,026,381	15.21 to 13.80	15,377,908	0.39%	25.25% to 23.86%
2009	0.95% to 2.20%	1,328,090	12.14 to 11.01	15,897,453	0.50%	55.90% to 53.93%
2008	0.95% to 2.40%	1,388,196	7.79 to 7.06	10,650,306	0.58%	-51.64% to -52.44%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2012	0.95% to 2.20%	3,981,931	13.54 to 12.44	53,095,603	6.44%	11.58% to 10.17%
2011	0.95% to 2.20%	4,067,800	12.13 to 11.29	48,728,371	5.83%	1.41% to 0.14%
2010	0.95% to 2.20%	4,370,430	11.96 to 11.27	51,734,546	6.48%	11.60% to 10.20%
2009	0.95% to 2.25%	4,609,866	10.72 to 10.20	48,998,095	7.73%	34.31% to 32.46%
2008	0.95% to 2.30%	4,245,169	7.98 to 7.69	33,666,942	5.72%	-30.32% to -31.33%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2012	1.25% to 2.25%	47,724	14.66 to 12.71	676,912	1.62%	10.56% to 9.44%
2011	1.25% to 2.25%	55,911	13.26 to 11.61	717,755	1.48%	4.67% to 3.62%
2010	1.25% to 2.25%	55,395	12.67 to 11.21	678,413	1.65%	19.09% to 17.95%
2009	1.25% to 2.25%	63,352	10.64 to 9.50	653,229	1.46%	15.86% to 14.7%
2008	1.25% to 2.25%	74,256	9.18 to 8.28	662,345	1.79%	-28.01% to -28.74%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2012	0.95% to 2.20%	1,017,605	11.86 to 10.90	12,077,628	0.77%	17.26% to 15.78%
2011	0.95% to 1.85%	1,387,527	10.12 to 9.61	14,108,091	0.68%	-4.67% to -5.54%
2010	0.95% to 1.95%	2,143,936	10.61 to 10.12	22,914,997	0.79%	27.00% to 25.72%
2009	0.95% to 2.30%	2,007,761	8.36 to 10.20	17,042,279	1.45%	27.93% to 26.01%
2008	0.95% to 2.65%	2,135,224	6.53 to 7.99	14,375,230	1.15%	-33.65% to -34.86%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2012	0.95% to 2.15%	878,045	17.34 to 10.95	10,359,629	1.46%	12.08% to 10.72%
2011	0.95% to 2.15%	715,467	10.60 to 9.89	7,517,269	0.95%	-16.66% to -17.67%
2010	0.95% to 2.20%	1,121,698	12.72 to 11.99	14,177,454	1.35%	16.40% to 14.93%
2009	0.95% to 2.20%	1,279,742	10.93 to 10.43	14,037,162	2.63%	70.99% to 68.84%
2008	0.95% to 2.15%	746,789	6.39 to 6.19	4,888,874	2.66%	-53.12% to -53.69%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2012	1.25%	1,524	$16.35	$24,909	2.94%	16.75%
2011	1.25%	1,784	14.00	24,991	1.65%	-11.75%
2010	1.25%	1,946	15.87	30,887	1.84%	7.03%
2009	1.25%	2,121	14.83	31,449	4.37%	35.33%
2008	1.25%	4,144	10.96	45,418	2.18%	-41.12%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2012	0.95% to 2.15%	799,025	11.11 to 10.25	8,809,472	2.93%	17.18% to 15.75%
2011	0.95% to 2.15%	745,150	9.49 to 8.85	7,018,430	1.69%	-11.53% to -12.60%
2010	0.95% to 2.20%	798,014	10.72 to 10.10	8,510,162	1.47%	7.38% to 6.02%
2009	0.95% to 2.25%	1,082,482	9.98 to 11.67	10,823,879	3.40%	35.89% to 33.94%
2008	0.95% to 2.20%	1,248,884	7.35 to 8.73	9,345,898	2.65%	-40.96% to -41.76%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2012	0.95% to 2.20%	2,803,406	18.07 to 16.60	50,081,035	6.30%	13.97% to 12.52%
2011	0.95% to 2.20%	3,466,837	15.85 to 14.75	54,408,865	5.60%	-1.77% to -3.01%
2010	0.95% to 2.20%	3,633,038	16.14 to 15.21	58,145,726	1.36%	13.29% to 11.86%
2009	0.95% to 2.70%	3,437,497	14.25 to 13.76	48,665,063	13.65%	17.56% to 15.54%
2008	0.95% to 2.70%	3,465,329	12.12 to 11.91	41,907,618	3.91%	5.20% to 3.38%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2012	0.95% to 1.95%	345,064	10.38 to 9.90	3,546,176	3.07%	14.23% to 13.08%
2011	0.95% to 1.95%	452,981	9.09 to 8.76	4,084,106	0.01%	-2.48% to -3.46%
2010	0.95% to 2.20%	478,144	9.32 to 9.01	4,419,657	2.32%	9.21% to 7.83%
2009	0.95% to 2.40%	392,225	8.53 to 8.31	3,326,554	4.20%	29.01% to 26.98%
2008	0.95% to 2.40%	152,212	6.61 to 6.54	1,004,818	5.09%	-33.86% to -34.56%	****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	0.95% to 2.35%	1,803,378	11.14 to 9.71	19,676,659	2.89%	3.61% to 2.14%
2011	0.95% to 2.35%	2,113,398	10.75 to 9.50	22,278,758	3.64%	-0.66% to -2.06%
2010	0.95% to 2.35%	2,809,299	10.82 to 9.70	29,875,050	5.23%	4.28% to 2.81%
2009	0.95% to 2.35%	2,844,136	10.38 to 9.44	29,105,787	7.43%	12.25% to 10.66%
2008	0.95% to 2.35%	3,139,734	9.25 to 8.53	28,745,640	3.94%	-14.25% to -15.46%
Guardian Portfolio - I Class Shares (AMGP)
2012	1.60% to 1.75%	13,209	18.45 to 12.39	173,493	0.26%	10.92% to 10.75%
2011	1.60% to 1.75%	15,702	16.64 to 11.18	184,483	0.47%	-4.49% to -4.64%
2010	1.60% to 1.75%	16,109	17.42 to 11.73	199,575	0.32%	17.11% to 16.93%
2009	1.60% to 1.75%	24,926	14.87 to 10.03	282,823	0.01%	27.61% to 27.42%
2008	0.95% to 2.65%	3,174,895	13.25 to 7.86	38,909,878	0.51%	-37.84% to -38.97%
International Portfolio - S Class Shares (AMINS)
2008	0.95% to 2.20%	266,109	5.63 to 7.39	1,559,540	0.00%	-46.95% to -47.70%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2012	1.60% to 1.75%	14,902	22.01 to 15.46	248,502	0.00%	10.61% to 10.44%
2011	1.60% to 1.75%	17,132	19.90 to 14.00	264,073	0.00%	-1.13% to -1.28%
2010	0.95% to 1.75%	25,562	25.01 to 14.18	418,065	0.00%	27.87% to 26.84%
2009	1.60% to 1.75%	27,121	15.84 to 11.18	349,144	0.00%	29.49% to 29.3%
2008	0.95% to 2.30%	4,899,483	15.00 to 8.04	66,348,641	0.00%	-43.91% to -44.73%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2012	1.60% to 1.75%	4,405	15.57 to 11.59	55,896	0.45%	14.73% to 14.55%
2011	1.60% to 1.75%	4,144	13.58 to 10.12	46,304	0.00%	-12.77% to -12.91%
2010	1.10% to 1.75%	4,601	16.56 to 11.62	62,147	0.77%	14.39% to 13.64%
2009	1.60% to 1.75%	49,029	13.67 to 10.23	508,356	0.04%	53.58% to 53.34%
2008	0.95% to 2.40%	5,238,503	8.40 to 6.90	45,631,990	0.46%	-52.85% to -53.60%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2011	1.25%	244	11.39	2,783	0.35%	-7.87%
2010	1.25%	331	12.35	4,090	0.02%	24.44%
2009	1.25%	422	9.93	4,191	0.00%	44.33%
2008	0.95% to 2.15%	408,423	5.58 to 6.65	2,329,001	0.85%	-46.46% to -47.19%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.95% to 2.60%	102,750	8.86 to 10.91	1,014,871	0.00%	7.78% to 5.99%
2011	0.95% to 2.60%	137,510	8.22 to 10.30	1,253,000	0.00%	-2.00% to -3.63%
2010	0.95% to 2.60%	185,434	8.39 to 10.69	1,711,120	0.00%	18.48% to 16.50%
2009	0.95% to 2.60%	189,090	7.08 to 9.17	1,482,626	0.00%	21.59% to 19.56%
2008	0.95% to 2.60%	150,345	5.82 to 7.67	1,041,006	0.00%	-40.05% to -41.05%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2012	0.95% to 2.10%	537,817	14.41 to 13.02	7,663,164	0.23%	9.92% to 8.64%
2011	0.95% to 2.45%	634,052	13.11 to 11.66	8,224,270	0.31%	-4.00% to -5.45%
2010	0.95% to 2.45%	717,855	13.66 to 12.34	9,712,445	0.03%	21.69% to 19.85%
2009	0.95% to 2.45%	315,329	11.22 to 10.29	3,523,342	2.09%	30.18% to 28.21%
2008	0.95% to 2.45%	389,079	8.62 to 8.03	3,377,675	1.01%	-40.02% to -40.93%
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50% to 2.60%	366,282	9.90 to 9.09	3,549,018	0.04%	41.99% to 40.41%
2008	1.50% to 2.60%	441,461	6.98 to 6.47	3,022,639	0.00%	-46.48% to -47.08%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2012	0.95% to 1.35%	156,559	$ 16.82 to $ 17.43	$2,791,859	0.66%	13.03% to -12.60%
2011	0.95% to 1.35%	178,265	14.88 to 15.48	2,815,319	0.37%	-2.09% to -2.46%
2010	0.95% to 1.35%	209,242	15.20 to 15.87	3,373,897	0.20%	8.42% to 7.89%
2009	0.95% to 2.45%	10,161,530	14.02 to 9.58	144,577,862	0.33%	43.15% to 40.77%
2008	0.95% to 2.65%	12,747,789	9.80 to 6.67	126,536,235	0.15%	-46.04% to -47.02%
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.95% to 2.60%	3,103,349	24.05 to 20.45	73,128,193	2.16%	20.07% to 18.07%
2011	0.95% to 2.60%	3,682,904	20.03 to 17.32	72,453,662	1.30%	-9.14% to -10.65%
2010	0.95% to 2.60%	4,418,360	22.05 to 19.38	95,853,925	1.49%	14.87% to 12.96%
2009	0.95% to 2.60%	5,462,572	19.19 to 17.16	103,265,246	2.26%	38.37% to 36.06%
2008	0.95% to 2.65%	6,681,809	13.87 to 12.60	91,407,219	1.60%	-40.76% to -41.86%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2012	0.95% to 2.40%	3,050,182	22.92 to 12.70	45,550,676	2.16%	20.11% to 18.35%
2011	0.95% to 2.40%	3,666,878	12.75 to 10.73	45,704,064	1.34%	-9.16% to -10.49%
2010	0.95% to 2.40%	4,726,587	14.03 to 11.99	64,970,455	1.50%	14.86% to 13.18%
2009	0.95% to 2.40%	5,899,391	12.22 to 10.59	70,940,440	2.32%	38.44% to 36.42%
2008	0.95% to 2.85%	7,350,485	8.82 to 11.65	65,562,649	1.66%	-40.76% to -41.97%
Global Securities Fund/VA - Service Class (OVGSS)
2012	1.50% to 2.60%	85,619	16.98 to 15.06	1,402,134	1.90%	19.13% to 17.80%
2011	1.50% to 2.60%	125,525	14.25 to 12.79	1,737,120	1.14%	-9.90% to -10.90%
2010	1.50% to 2.60%	171,295	15.82 to 14.35	2,629,627	1.32%	13.97% to 12.70%
2009	1.50% to 2.60%	234,040	13.88 to 12.73	3,160,699	2.01%	37.26% to 35.73%
2008	1.50% to 2.60%	299,786	10.11 to 9.38	2,960,179	1.33%	-41.23% to -41.89%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	0.95% to 2.25%	6,117,718	14.26 to 9.41	90,848,370	0.98%	15.76% to 14.24%
2011	0.95% to 2.25%	7,294,295	12.32 to 8.24	93,789,052	0.88%	-0.97% to -2.26%
2010	0.95% to 2.25%	8,884,716	12.44 to 8.43	115,518,627	1.15%	15.01% to 13.50%
2009	0.95% to 2.30%	10,897,405	10.81 to 8.75	123,287,525	1.97%	27.07% to 25.17%
2008	0.95% to 2.65%	13,429,592	8.51 to 6.75	119,566,222	1.61%	-39.06% to -40.17%
Main Street Fund(R)/VA - Service Class (OVGIS)
2012	1.50% to 2.60%	197,383	12.76 to 11.32	2,448,732	0.66%	14.86% to 13.57%
2011	1.50% to 2.60%	233,999	11.11 to 9.96	2,533,407	0.61%	-1.81% to -2.90%
2010	1.50% to 2.60%	277,137	11.31 to 10.26	3,062,481	0.95%	14.09% to 12.82%
2009	1.50% to 2.60%	334,673	9.91 to 9.10	3,245,291	1.66%	26.07% to 24.67%
2008	1.50% to 2.60%	391,338	7.86 to 7.30	3,018,113	1.37%	-39.55% to -40.22%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2012	0.95% to 1.85%	1,043,075	11.36 to 10.69	11,787,120	0.43%	16.86% to 15.80%
2011	0.95% to 1.85%	1,204,457	9.72 to 9.23	11,651,166	0.57%	-3.14% to -4.02%
2010	0.95% to 1.85%	930,790	10.04 to 9.62	9,283,938	0.57%	22.23% to 21.13%
2009	0.95% to 2.00%	1,073,093	8.21 to 10.63	8,820,680	0.86%	35.89% to 34.28%
2008	0.95% to 2.20%	954,905	6.04 to 7.85	5,836,724	0.51%	-38.42% to -39.28%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2012	1.25%	10,227	16.31	166,865	0.33%	16.20%
2011	1.25%	11,138	14.04	156,394	0.41%	-3.60%
2010	1.25%	13,564	14.57	197,565	0.42%	21.48%
2009	1.25%	14,582	11.99	174,782	0.65%	35.17%
2008	1.25%	15,897	8.87	141,006	0.26%	-38.78%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2012	0.95% to 2.25%	3,506,895	14.08 to 5.39	53,390,563	0.00%	15.34% to 13.82%
2011	0.95% to 2.25%	4,099,641	12.20 to 4.74	54,135,465	0.00%	0.08% to -1.17%
2010	0.95% to 2.25%	5,038,472	12.19 to 4.79	66,253,324	0.00%	26.26% to 24.60%
2009	0.95% to 2.25%	5,642,712	9.65 to 3.85	58,874,182	0.00%	31.35% to 29.62%
2008	0.95% to 2.30%	6,695,313	7.35 to 2.95	53,173,243	0.00%	-49.55% to -50.24%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2012	0.95% to 1.75%	125,636	10.16 to 10.15	1,276,369	0.00%	1.62% to 1.47%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2012	1.50% to 2.60%	199,380	17.88 to 15.86	3,458,755	5.83%	11.45% to 10.20%
2011	1.50% to 2.60%	235,323	16.04 to 14.39	3,665,294	2.78%	-0.86% to -1.96%
2010	1.50% to 2.60%	284,422	16.18 to 14.68	4,488,006	8.09%	13.05% to 11.79%
2009	1.50% to 2.60%	325,335	14.31 to 13.13	4,558,458	0.24%	16.63% to 15.33%
2008	1.50% to 2.60%	346,353	12.27 to 11.39	4,170,962	5.23%	-15.77% to -16.71%
All Asset Portfolio - Advisor Class (PMVAAD)
2012	0.95% to 2.10%	345,476	10.65 to 10.57	3,675,070	5.57%	6.50% to 5.67%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2012	0.95% to 1.85%	586,111	13.21 to 12.78	7,693,194	5.33%	4.23% to 3.28%
2011	0.95% to 2.20%	790,240	12.68 to 12.25	9,964,732	1.92%	7.39% to 6.04%
2010	0.95% to 1.75%	602,956	11.80 to 11.65	7,099,754	1.27%	8.33% to 7.46%
2009	0.95% to 1.90%	356,059	10.90 to 10.83	3,876,841	0.81%	8.97% to 8.27%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Low Duration Portfolio - Advisor Class (PMVLAD)
2012	0.95% to 2.20%	3,531,011	$ 11.98 to $ 11.44	$42,000,403	1.80%	4.74% to 3.42%
2011	0.95% to 2.20%	3,301,266	11.44 to 11.06	37,584,910	1.58%	0.05% to -1.21%
2010	0.95% to 2.20%	2,894,543	11.44 to 11.20	32,987,611	1.57%	4.19% to 2.87%
2009	0.95% to 2.25%	1,622,430	10.98 to 10.88	17,783,700	1.43%	9.76% to 8.83%	****
Real Return Portfolio - Administrative Class (PMVRRA)
2012	0.95% to 1.30%	79,167	15.33 to 14.98	1,201,582	1.05%	-7.73% to -7.31%
2011	0.95% to 1.30%	86,160	14.23 to 13.96	1,216,314	1.96%	10.57% to 10.27%
2010	0.95% to 1.30%	66,930	12.87 to 12.66	855,103	1.43%	6.91% to 6.53%
2009	0.95% to 1.30%	65,525	12.02 to 11.87	782,688	3.12%	17.27% to 16.95%
2008	0.95% to 1.30%	66,141	10.25 to 10.15	675,187	3.63%	-7.91% to -8.31%
Total Return Portfolio - Administrative Class (PMVTRA)
2012	0.95% to 1.30%	184,087	15.61 to 15.25	2,846,766	2.57%	-8.55% to -8.16%
2011	0.95% to 1.30%	189,504	14.38 to 14.10	2,705,068	2.62%	2.64% to 2.25%
2010	0.95% to 1.30%	209,787	14.01 to 13.79	2,920,948	2.41%	6.92% to 6.54%
2009	0.95% to 1.30%	188,936	13.08 to 12.92	2,460,265	5.11%	12.95% to 12.64%
2008	0.95% to 1.30%	153,732	11.58 to 11.47	1,774,326	4.48%	3.86% to 3.43%
Total Return Portfolio - Advisor Class (PMVTRD)
2012	0.95% to 2.20%	1,553,315	10.88 to 10.65	16,852,755	2.46%	8.46% to 7.09%
2011	0.95% to 2.10%	619,895	10.03 to 9.95	6,207,984	1.64%	0.28% to -0.50%	****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2012	1.25%	877	12.53	10,993	1.72%	17.64%
2011	1.25%	950	10.65	10,123	1.25%	-5.83%
2010	1.25%	1,028	11.31	11,629	1.57%	12.90%
2009	1.25%	1,111	10.02	11,122	2.60%	28.19%
2008	1.25%	1,634	7.81	12,762	2.03%	-39.46%
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
2012	0.95% to 2.60%	188,672	9.67 to 10.36	2,031,028	0.00%	-3.31% to 10.44%	****
2011	1.50% to 2.60%	113,135	10.45 to 9.38	1,140,716	0.00%	-7.79% to -8.82%
2010	1.50% to 2.60%	138,423	11.34 to 10.29	1,517,174	0.00%	17.77% to 16.46%
2009	1.50% to 2.60%	181,324	9.63 to 8.83	1,694,443	0.00%	63.16% to 61.34%
2008	1.50% to 2.50%	207,406	5.90 to 5.51	1,194,326	0.19%	-49.88% to -50.39%
Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)
2012	1.50% to 2.60%	412,036	13.92 to 12.34	5,548,327	1.42%	17.14% to 15.83%
2011	1.50% to 2.60%	512,532	11.88 to 10.66	5,900,442	1.36%	-3.57% to -4.65%
2010	1.50% to 2.60%	647,015	12.32 to 11.18	7,741,763	0.14%	13.96% to 12.69%
2009	1.50% to 2.60%	821,709	10.81 to 9.92	8,659,295	4.31%	26.48% to 25.07%
2008	1.50% to 2.60%	1,011,292	8.55 to 7.93	8,446,011	2.42%	-36.77% to -37.47%
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
2012	0.95% to 1.40%	4,630	9.69 to 9.66	44,799	0.00%	-3.13% to -3.43%	****
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
2011	1.25%	6,785	9.47	64,249	0.61%	-4.60%
2010	1.25%	7,408	9.93	73,537	0.10%	5.60%
2009	1.25%	8,622	9.40	81,041	0.02%	45.89%
2008	0.95% to 2.60%	642,858	5.10 to 5.51	3,559,622	0.46%	-52.36% to -53.16%
V.I. Core Equity Fund - Series I (AVGI)
2012	0.95% to 1.55%	4,438	15.22 to 14.23	64,665	0.74%	12.80% to 12.11%
2011	0.95% to 1.55%	11,470	13.50 to 12.69	147,542	0.49%	-1.01% to -1.61%
2010	0.95% to 1.90%	37,621	13.63 to 12.50	487,965	0.97%	8.52% to 7.55%
2009	0.95% to 1.55%	41,016	12.56 to 11.96	497,604	2.30%	27.08% to 26.31%
2008	0.95% to 1.55%	31,402	9.89 to 9.47	301,847	1.70%	-30.81% to -31.23%
V.I. Core Equity Fund - Series II (AVCE2)
2012	1.50% to 2.50%	51,171	11.73 to 10.96	584,210	0.84%	11.91% to 10.77%
2011	1.50% to 2.50%	63,040	10.48 to 9.89	645,547	0.74%	-1.79% to -2.78%
2010	1.50% to 2.60%	77,258	10.67 to 10.13	807,804	0.75%	7.61% to 6.41%
2009	1.50% to 2.60%	113,102	9.92 to 9.52	1,105,384	1.48%	26.06% to 24.65%
2008	1.50% to 2.60%	161,347	7.87 to 7.63	1,255,694	2.13%	-31.37% to -32.14%
V.I. Equity and Income Fund - Series I (IVKEI1)
2012	0.95% to 1.55%	23,707	10.20 to 10.10	241,404	1.84%	11.50% to 10.83%
2011	0.95% to 1.55%	26,106	9.15 to 9.11	238,623	0.28%	-8.52% to -8.89%	****
V.I. Global Health Care Fund - Series I (IVHS)
2012	0.95% to 1.25%	13,126	13.57 to 13.30	176,151	0.00%	19.77% to 19.39%
2011	0.95% to 1.25%	7,570	11.33 to 11.14	84,962	0.00%	3.00% to 2.67%
2010	0.95% to 1.25%	9,435	11.00 to 10.85	103,057	0.00%	4.12% to 3.80%
2009	0.95% to 1.25%	11,235	10.55 to 10.44	117,816	0.40%	26.50% to 25.93%
2008	0.95% to 1.20%	9,622	8.34 to 8.29	79,955	0.00%	-29.32% to -29.51%
V.I. Global Real Estate Fund - Series I (IVRE)
2012	0.95% to 1.30%	32,559	11.76 to 11.49	378,685	0.57%	26.86% to 26.40%
2011	0.95% to 1.30%	31,564	9.27 to 9.09	289,925	3.29%	-7.39% to -7.72%
2010	0.95% to 1.30%	34,474	10.01 to 9.85	342,593	5.13%	16.22% to 15.81%
2009	0.95% to 1.30%	36,267	8.60 to 8.49	310,149	0.00%	30.30% to 29.82%
2008	0.95% to 1.30%	32,265	6.60 to 6.54	212,007	5.42%	-45.18% to -45.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Diversified Stock Fund Class A Shares (VYDS)
2012	0.95% to 1.65%	248,424	$ 13.13 to $ 11.87	$3,167,471	0.95%	15.17% to 14.36%
2011	0.95% to 1.65%	294,187	11.40 to 10.38	3,264,930	0.64%	-7.71% to -8.36%
2010	0.95% to 1.70%	383,725	12.35 to 11.26	4,624,290	0.72%	11.28% to 10.44%
2009	0.95% to 2.05%	510,692	11.10 to 9.81	5,537,239	0.82%	25.85% to 24.28%
2008	0.95% to 2.05%	691,105	8.82 to 7.89	5,917,748	0.73%	-38.46% to -39.19%
Micro-Cap Portfolio - Investment Class (ROCMC)
2012	0.95% to 1.25%	67,539	11.91 to 11.68	795,615	0.00%	6.53% to 6.28%
2011	0.95% to 1.25%	75,757	11.18 to 10.99	838,766	2.27%	-12.93% to -13.19%
2010	0.95% to 1.30%	83,270	12.84 to 12.63	1,061,105	2.04%	28.54% to 28.07%
2009	0.95% to 1.30%	78,868	9.97 to 9.85	781,980	0.00%	56.51% to 56.10%
2008	0.95% to 1.30%	68,775	6.37 to 6.31	436,495	3.32%	-43.83% to -44.06%
SBL Fund - Series D (MSCI EAFE Equal Weight Series) (SBLD)
2012	1.10% to 1.30%	17,262	9.91 to 9.78	170,809	0.00%	15.23% to 15.06%
2011	1.10% to 1.30%	26,678	8.60 to 8.50	228,895	0.00%	-16.67% to -16.91%
2010	1.10% to 1.30%	23,376	10.32 to 10.23	240,880	0.00%	14.23% to 14.01%
2009	1.10% to 1.30%	23,481	9.02 to 8.96	211,619	0.00%	17.91% to 18.21%
2008	0.95% to 1.30%	21,833	7.65 to 7.58	166,288	0.00%	-33.8% to -39.17%
Series J (Mid Cap Growth Series) (SBLJ)
2012	1.10% to 1.30%	12,558	10.25 to 10.12	128,481	0.00%	14.53% to 14.35%
2011	0.95% to 1.30%	15,074	9.03 to 8.85	134,874	0.00%	-5.25% to -5.55%
2010	0.95% to 1.30%	16,355	9.53 to 9.37	154,677	0.00%	22.83% to 22.37%
2009	0.95% to 1.30%	14,777	7.74 to 7.65	113,801	0.00%	42.54% to 42.19%
2008	0.95% to 1.30%	11,088	5.43 to 5.38	59,995	0.00%	-40.54% to -40.75%
Series N (Managed Asset Allocation Series) (SBLN)
2012	0.95% to 1.30%	14,756	12.72 to 12.43	185,513	0.00%	12.02% to 11.64%
2011	1.10% to 1.25%	8,621	11.24 to 11.14	96,775	0.00%	-0.44% to -0.63%
2010	0.95% to 1.30%	12,170	11.37 to 11.19	137,282	0.00%	9.35% to 8.97%
2009	0.95% to 1.25%	14,169	10.38 to 10.27	146,319	0.00%	24.46% to 24.03%
2008	0.95% to 1.25%	12,844	8.34 to 8.28	106,763	0.00%	-27.92% to -28.06%
Series O (All Cap Value Series) (SBLO)
2012	0.95% to 1.20%	24,139	11.65 to 11.46	278,378	0.00%	14.44% to 14.14%
2011	0.95% to 1.20%	76,596	10.18 to 10.04	774,297	0.00%	-5.30% to -5.55%
2010	0.95% to 1.30%	98,721	10.75 to 10.58	1,054,397	0.00%	15.33% to 14.94%
2009	0.95% to 1.30%	75,841	9.31 to 9.19	702,539	0.00%	31.87% to 31.29%
2008	0.95% to 1.30%	117,337	7.06 to 7.00	826,269	0.00%	-39.03% to -39.24%
Series P (High Yield Series) (SBLP)
2012	0.95% to 1.30%	29,664	16.38 to 16.01	481,279	0.00%	13.75% to 13.39%
2011	0.95% to 1.30%	29,110	14.40 to 14.12	416,021	0.00%	-0.96% to -1.33%
2010	0.95% to 1.30%	29,311	14.54 to 14.31	423,441	0.00%	14.18% to 13.78%
2009	0.95% to 1.30%	35,166	12.72 to 12.56	445,532	0.00%	71.20% to 70.42%
2008	0.95% to 1.30%	17,473	7.43 to 7.37	129,324	0.00%	-30.69% to -30.86%
Series Q (Small Cap Value Series) (SBLQ)
2012	0.95% to 1.30%	58,150	14.93 to 14.59	858,607	0.00%	18.30% to 17.95%
2011	0.95% to 1.30%	73,734	12.62 to 12.37	921,474	0.00%	-5.47% to -5.86%
2010	0.95% to 1.30%	82,673	13.35 to 13.14	1,095,848	0.00%	20.56% to 20.14%
2009	0.95% to 1.30%	63,451	11.06 to 10.92	697,437	0.00%	54.47% to 53.80%
2008	0.95% to 1.30%	64,592	7.16 to 7.10	460,344	0.00%	-39.17% to -39.37%
Series V (Mid Cap Value Series) (SBLV)
2012	0.95% to 1.30%	161,868	13.58 to 13.26	2,173,908	0.00%	16.07% to 15.61%
2011	0.95% to 1.30%	165,613	11.70 to 11.47	1,920,046	0.00%	-8.38% to -8.75%
2010	0.95% to 1.30%	189,899	12.77 to 12.57	2,406,943	0.00%	16.51% to 16.11%
2009	0.95% to 1.30%	185,377	10.95 to 10.81	2,018,141	0.00%	42.58% to 42.05%
2008	0.95% to 1.30%	173,469	7.68 to 7.61	1,327,038	0.00%	-29.15% to -29.41%
Series X (Small Cap Growth Series) (SBLX)
2012	1.10% to 1.15%	8,905	10.35 to 10.32	92,155	0.00%	10.34% to 10.26%
2011	1.10% to 1.15%	8,735	9.38 to 9.36	81,932	0.00%	-3.10% to -3.01%
2010	0.95% to 1.15%	12,090	9.74 to 9.65	117,162	0.00%	28.68% to 28.41%
2009	0.95% to 1.15%	6,371	7.56 to 7.51	47,929	0.00%	33.81% to 33.63%
2008	0.95% to 1.15%	4,010	5.65 to 5.62	22,552	0.00%	-47.59% to -47.82%
SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)
2012	1.10% to 1.25%	2,881	9.86 to 9.76	28,340	0.00%	9.43% to 9.29%
2011	1.10% to 1.25%	1,849	9.01 to 8.93	16,622	0.00%	-5.36% to -5.50%
2010	1.10% to 1.25%	2,191	9.52 to 9.45	20,806	0.00%	15.20% to 15.02%
2009	1.10% to 1.25%	3,045	8.25 to 8.20	25,093	0.00%	31.79% to 31.62%
2008	1.10% to 1.25%	2,318	6.26 to 6.23	14,497	0.00%	-37.77% to -37.89%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95% to 1.95%	754,802	9.40 to 10.45	7,071,421	0.00%	40.44% to 38.86%
2008	0.95% to 2.20%	1,679,454	6.69 to 7.45	11,323,627	0.10%	-43.20% to -43.97%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity Income Portfolio - II (TREI2)
2009	0.95% to 2.05%	1,708,614	$ 8.81 to $ 8.46	$15,026,299	1.55%	24.06% to 22.68%
2008	0.95% to 2.65%	1,993,851	7.10 to 7.62	14,377,376	2.16%	-36.87% to -38.03%
Health Sciences Portfolio - II (TRHS2)
2012	0.95% to 2.60%	1,447,320	14.99 to 14.34	21,622,699	0.00%	29.75% to 27.59%
2011	0.95% to 2.60%	674,188	11.56 to 11.24	7,772,836	0.00%	9.34% to 7.52%
2010	0.95% to 1.95%	129,181	10.57 to 10.50	1,363,675	0.00%	5.69% to 4.98%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%	1,107	11.37	12,587	3.22%	6.01%
2008	0.95% to 2.65%	1,526,688	10.75 to 10.18	16,328,229	3.76%	0.34% to -1.36%
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2012	0.95% to 2.20%	327,050	9.66 to 9.58	3,156,795	1.06%	-3.37% to -4.19%	****
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2012	0.95% to 2.20%	905,469	25.22 to 29.13	30,746,409	0.00%	28.57% to 26.95%
2011	0.95% to 2.20%	475,910	19.62 to 22.95	11,979,501	1.09%	-26.44% to -27.37%
2010	0.95% to 2.20%	581,474	26.67 to 31.59	19,607,103	0.62%	25.64% to 24.05%
2009	0.95% to 2.20%	712,637	21.23 to 25.47	18,859,632	0.17%	111.15% to 108.49%
2008	0.95% to 2.20%	857,455	10.05 to 12.21	10,692,912	0.00%	-65.12% to -65.56%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.95% to 2.60%	900,815	29.47 to 31.92	32,107,037	0.77%	2.40% to 0.69%
2011	0.95% to 2.05%	354,656	28.78 to 34.08	11,990,469	1.22%	-17.24% to -18.16%
2010	0.95% to 2.20%	412,231	34.78 to 40.90	16,848,636	0.37%	28.01% to 26.40%
2009	0.95% to 2.20%	473,719	27.17 to 32.36	14,993,036	0.27%	56.04% to 54.07%
2008	0.95% to 2.20%	540,162	17.41 to 21.01	11,028,030	0.32%	-46.64% to -47.31%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.95% to 2.25%	6,695,505	26.09 to 21.82	170,977,693	1.16%	18.04% to 16.49%
2011	0.95% to 2.25%	8,197,211	22.11 to 18.73	177,547,335	1.05%	-8.09% to -9.29%
2010	0.95% to 2.25%	10,423,052	24.05 to 20.65	245,715,762	1.10%	7.64% to 6.23%
2009	0.95% to 2.45%	12,278,354	22.34 to 19.55	268,795,979	0.37%	23.86% to 21.91%
2008	0.95% to 2.45%	12,909,693	18.04 to 16.04	228,047,915	0.40%	-26.50% to -27.59%
Variable Insurance Portfolios - Balanced (WRBP)
2012	0.95% to 2.25%	2,832,072	16.38 to 13.76	45,485,972	1.50%	10.68% to 9.23%
2011	0.95% to 2.25%	3,231,584	14.80 to 12.59	46,983,411	1.52%	2.33% to 0.99%
2010	0.95% to 2.25%	4,034,607	14.47 to 12.47	57,336,407	1.99%	16.00% to 14.48%
2009	0.95% to 2.25%	4,701,582	12.47 to 11.09	57,583,672	2.05%	12.15% to 10.61%
2008	0.95% to 2.25%	5,696,020	11.12 to 10.03	62,182,738	0.09%	-21.75% to -22.79%
Variable Insurance Portfolios - Bond (WRBDP)
2012	0.95% to 2.25%	5,653,755	16.74 to 13.85	92,655,701	3.12%	4.77% to 3.39%
2011	0.95% to 2.25%	6,157,959	15.98 to 13.40	96,552,451	2.68%	6.29% to 4.90%
2010	0.95% to 2.25%	7,474,683	15.04 to 12.77	110,313,533	3.89%	5.03% to 3.65%
2009	0.95% to 2.45%	7,877,501	14.32 to 12.51	110,602,955	3.80%	6.15% to 4.56%
2008	0.95% to 2.45%	8,981,987	13.49 to 11.97	118,793,718	0.09%	-0.64% to -2.13%
Variable Insurance Portfolios - Core Equity (WRCEP)
2012	0.95% to 2.25%	7,924,937	13.39 to 11.46	104,114,930	0.59%	17.47% to 15.93%
2011	0.95% to 2.25%	9,558,169	11.40 to 9.89	107,010,691	0.36%	0.70% to -0.62%
2010	0.95% to 2.25%	11,988,244	11.32 to 9.95	133,346,578	1.01%	19.75% to 18.18%
2009	0.95% to 2.45%	14,723,373	9.45 to 8.24	136,658,228	1.03%	22.84% to 20.83%
2008	0.95% to 2.45%	18,240,906	7.70 to 6.82	137,697,882	0.16%	-35.39% to -36.41%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2012	0.95% to 2.25%	1,093,997	14.65 to 13.07	15,813,876	1.10%	12.10% to 10.63%
2011	0.95% to 2.25%	1,359,638	13.07 to 11.81	17,548,996	1.05%	-5.59% to -6.83%
2010	0.95% to 2.05%	1,654,847	13.85 to 12.86	22,638,229	1.15%	15.27% to 14.06%
2009	0.95% to 2.10%	1,974,176	12.01 to 11.16	23,409,402	1.00%	16.76% to 15.24%
2008	0.95% to 2.25%	2,406,092	10.29 to 9.61	24,430,897	0.07%	-36.52% to -37.40%
Variable Insurance Portfolios - Energy (WRENG)
2012	0.95% to 2.25%	580,041	11.25 to 10.30	6,448,904	0.00%	0.41% to -0.91%
2011	0.95% to 2.25%	805,071	11.20 to 10.40	8,933,064	0.00%	-9.94% to -11.12%
2010	0.95% to 2.25%	1,023,074	12.44 to 11.70	12,619,383	0.28%	20.80% to 19.21%
2009	0.95% to 2.25%	1,063,778	10.30 to 9.81	10,865,760	0.00%	39.15% to 37.32%
2008	0.95% to 2.25%	1,046,875	7.40 to 7.14	7,688,769	0.10%	-46.66% to -47.36%
Variable Insurance Portfolios - Global Bond (WRGBP)
2012	0.95% to 2.25%	258,003	10.41 to 10.19	2,680,726	3.42%	5.40% to 4.01%
2011	0.95% to 2.25%	138,156	9.88 to 9.79	1,364,034	2.16%	-1.20% to -2.07%	****
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2012	0.95% to 2.25%	1,371,424	12.98 to 11.74	17,549,749	0.00%	0.91% to -0.41%
2011	0.95% to 2.25%	1,820,540	12.86 to 11.79	23,104,191	0.00%	-22.19% to -23.21%
2010	0.95% to 2.25%	2,580,151	16.53 to 15.35	42,109,755	0.00%	15.95% to 14.43%
2009	0.95% to 2.40%	3,338,506	14.25 to 13.30	46,986,034	0.00%	71.99% to 68.97%
2008	0.95% to 2.40%	3,038,959	8.29 to 7.87	24,913,336	1.23%	-61.83% to -62.43%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Growth (WRGP)
2012	0.95% to 2.25%	8,850,476	$ 11.94 to $ 10.45	$103,583,897	0.06%	11.67% to 10.20%
2011	0.95% to 2.25%	10,732,698	10.69 to 9.48	112,624,107	0.40%	1.16% to -0.17%
2010	0.95% to 2.25%	13,537,586	10.57 to 9.50	140,392,124	0.65%	11.51% to 10.05%
2009	0.95% to 2.40%	16,771,104	9.48 to 8.30	155,856,008	0.39%	25.87% to 23.89%
2008	0.95% to 2.40%	20,570,540	7.53 to 6.70	151,814,844	0.00%	-36.88% to -37.83%
Variable Insurance Portfolios - High Income (WRHIP)
2012	0.95% to 2.25%	3,437,628	24.38 to 20.63	82,139,540	6.30%	17.51% to 15.97%
2011	0.95% to 2.25%	3,451,947	20.75 to 17.79	70,365,113	7.33%	4.26% to 2.90%
2010	0.95% to 2.25%	4,324,579	19.90 to 17.29	84,584,599	7.82%	13.77% to 12.28%
2009	0.95% to 2.45%	4,948,846	17.49 to 15.29	84,994,354	8.96%	45.03% to 42.85%
2008	0.95% to 2.45%	4,801,530	12.06 to 10.70	56,854,592	0.61%	-22.56% to -23.76%
Variable Insurance Portfolios - International Growth (WRIP)
2012	0.95% to 2.25%	2,396,608	12.93 to 10.91	30,361,361	1.97%	16.93% to 15.39%
2011	0.95% to 2.25%	2,824,384	11.05 to 9.45	30,636,295	0.42%	-8.20% to -9.40%
2010	0.95% to 2.25%	3,816,483	12.04 to 10.43	45,080,282	0.99%	13.70% to 12.21%
2009	0.95% to 2.45%	4,678,629	10.59 to 9.23	48,546,792	1.53%	25.69% to 23.58%
2008	0.95% to 2.45%	5,243,842	8.43 to 7.47	43,268,182	0.23%	-42.70% to -43.62%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2012	0.95% to 2.25%	780,139	15.43 to 13.76	11,877,621	2.39%	12.25% to 10.77%
2011	0.95% to 2.05%	988,441	13.75 to 12.62	13,427,910	1.56%	-14.70% to -15.65%
2010	0.95% to 2.05%	1,234,813	16.11 to 14.96	19,738,384	1.41%	13.01% to 11.76%
2009	0.95% to 2.05%	1,454,572	14.26 to 13.39	20,676,076	3.48%	35.66% to 34.16%
2008	0.95% to 2.25%	1,645,885	10.51 to 10.84	17,441,697	0.42%	-42.81% to -43.63%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2012	0.95% to 2.00%	494,224	10.39 to 10.21	5,120,924	4.09%	2.39% to 1.30%
2011	0.95% to 1.60%	233,219	10.15 to 10.11	2,364,729	2.12%	1.50% to 1.06%	****
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2012	0.95% to 1.85%	237,238	16.13 to 14.91	3,779,957	0.00%	10.78% to 9.77%
2011	0.95% to 1.85%	269,527	14.56 to 13.58	3,876,651	0.00%	-7.89% to -8.73%
2010	0.95% to 2.00%	360,541	15.81 to 14.73	5,628,834	0.00%	39.52% to 38.04%
2009	0.95% to 2.05%	361,907	11.33 to 10.34	4,039,189	0.00%	39.95% to 38.19%
2008	0.95% to 2.05%	350,971	8.10 to 7.48	2,792,115	0.00%	-48.53% to -49.19%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2012	0.95% to 2.25%	799,639	18.05 to 16.33	14,247,875	0.00%	12.48% to 11%
2011	0.95% to 2.25%	849,997	16.05 to 14.71	13,490,037	0.01%	-1.50% to -2.79%
2010	0.95% to 2.25%	1,112,006	16.29 to 15.13	17,915,900	0.04%	30.31% to 28.60%
2009	0.95% to 2.40%	1,188,377	12.50 to 11.68	14,695,895	0.00%	45.27% to 43.04%
2008	0.95% to 2.25%	1,106,727	8.61 to 8.21	9,436,571	0.03%	-36.83% to -37.72%
Variable Insurance Portfolios - Money Market (WRMMP)
2012	0.95% to 2.25%	1,805,265	10.98 to 9.33	19,441,214	0.02%	-0.93% to -2.24%
2011	0.95% to 2.25%	2,452,513	11.08 to 9.54	26,589,991	0.02%	-0.93% to -2.22%
2010	0.95% to 2.25%	2,650,355	11.18 to 9.76	29,097,700	0.08%	-0.88% to -2.18%
2009	0.95% to 2.40%	3,428,531	11.28 to 9.90	37,949,287	1.07%	0.06% to -1.40%
2008	0.95% to 2.40%	6,113,637	11.28 to 10.04	67,435,079	2.09%	1.21% to -0.25%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2012	0.95% to 2.25%	462,722	17.46 to 15.62	7,968,210	0.73%	16.60% to 15.06%
2011	0.95% to 2.25%	565,907	14.97 to 13.57	8,362,297	0.76%	4.01% to 2.65%
2010	0.95% to 2.25%	733,906	14.39 to 13.22	10,455,436	1.89%	27.29% to 25.62%
2009	0.95% to 2.25%	869,687	11.31 to 10.53	9,776,465	3.16%	22.45% to 20.84%
2008	0.95% to 2.25%	1,068,301	9.24	9,871,352	0.54%	-36.65% to -37.57%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2012	0.95% to 2.25%	3,672,810	17.85 to 16.55	64,303,289	0.00%	26.61% to 24.95%
2011	0.95% to 2.25%	4,392,183	14.10 to 13.25	60,775,633	0.00%	-6.66% to -7.88%
2010	0.95% to 2.25%	5,651,827	15.10 to 14.38	83,787,588	0.00%	11.68% to 10.22%
2009	0.95% to 2.45%	6,937,432	13.52 to 11.80	91,919,030	0.00%	42.47% to 40.24%
2008	0.95% to 2.45%	8,066,843	9.49 to 8.41	74,948,034	0.00%	-34.52% to -35.55%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2012	0.95% to 2.25%	3,296,538	14.30 to 12.66	46,267,768	0.00%	4.16% to 2.79%
2011	0.95% to 2.25%	3,922,926	13.73 to 12.31	52,916,173	0.00%	-11.45% to -12.61%
2010	0.95% to 2.25%	4,957,025	15.50 to 14.09	75,522,922	0.00%	27.63% to 25.95%
2009	0.95% to 2.45%	6,103,814	12.15 to 10.59	72,782,371	0.42%	33.44% to 31.30%
2008	0.95% to 2.45%	7,141,914	9.10 to 8.07	63,716,776	0.00%	-39.76% to -40.74%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2012	0.95% to 2.05%	400,259	15.19 to 13.79	5,996,555	0.46%	17.50% to 16.20%
2011	0.95% to 2.05%	531,829	12.93 to 11.87	6,794,860	0.49%	-13.62% to -14.57%
2010	0.95% to 2.05%	644,275	14.97 to 13.90	9,566,202	0.08%	25.21% to 23.82%
2009	0.95% to 2.05%	719,794	11.95 to 11.22	8,594,076	0.00%	27.92% to 26.50%
2008	0.95% to 2.05%	824,726	9.35 to 9.65	7,753,067	0.19%	-26.83% to -27.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Value (WRVP)
2012	0.95% to 2.25%	2,815,525	$ 15.59 to $ 13.36	$42,943,614	1.34%	17.75% to 16.20%
2011	0.95% to 2.25%	3,517,161	13.24 to 11.50	45,648,129	0.75%	-8.20% to -9.40%
2010	0.95% to 2.25%	4,443,444	14.42 to 12.69	62,774,142	0.92%	17.58% to 16.04%
2009	0.95% to 2.45%	5,275,682	12.27 to 10.76	63,321,636	2.09%	25.44% to 23.40%
2008	0.95% to 2.45%	6,491,989	9.78 to 8.72	62,086,887	0.22%	-34.44% to -35.51%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2012	1.60% to 1.75%	12,979	14.18 to 13.91	181,078	0.10%	13.67% to 13.50%
2011	1.60% to 1.75%	20,470	12.48 to 12.26	252,377	0.14%	-7.03% to -7.17%
2010	1.60% to 1.75%	20,045	13.42 to 13.20	265,916	0.54%	21.78% to 21.59%
2009	1.60% to 1.75%	26,804	11.02 to 10.86	292,549	0.00%	45.37% to 45.15%
2008	0.95% to 2.65%	8,437,109	8.03 to 8.65	67,613,857	1.87%	-40.67% to -41.75%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2012	0.95% to 2.05%	300,349	16.63 to 15.96	4,949,232	0.00%	6.84% to 5.65%
2011	0.95% to 2.05%	412,796	15.57 to 15.11	6,387,695	0.00%	-5.50% to -6.55%
2010	0.95% to 2.05%	688,377	16.47 to 16.17	11,315,575	0.00%	25.57% to 24.18%
2009	0.95% to 2.15%	358,511	13.12 to 9.46	4,689,092	0.00%	31.18% to 30.12%	****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.95% to 2.20%	816,960	14.17 to 12.54	11,363,182	0.00%	-9.67% to -10.81%
2010	0.95% to 2.20%	1,087,988	15.69 to 14.06	16,812,409	0.00%	23.33% to 21.78%
2009	0.95% to 2.30%	1,031,386	12.72 to 11.44	12,931,641	0.00%	55.60% to 53.35%
2008	0.95% to 2.40%	1,067,580	8.18 to 7.41	8,611,584	0.09%	-44.43% to -45.30%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.95% to 2.20%	2,777,451	20.42 to 18.06	55,745,574	0.37%	-32.98% to -33.82%
2010	0.95% to 2.20%	4,043,040	30.47 to 27.29	121,341,628	0.53%	23.84% to 22.28%
2009	0.95% to 2.70%	4,589,729	24.60 to 21.49	111,311,388	0.42%	77.37% to 74.00%
2008	0.95% to 2.70%	4,486,666	13.87 to 12.35	61,384,776	2.75%	-52.66% to -53.56%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.95% to 1.40%	4,899	9.39 to 8.97	45,091	0.12%	-8.78% to -9.20%
2010	0.95% to 1.60%	9,360	10.30 to 9.70	93,543	0.75%	14.39% to 13.64%
2009	0.95% to 1.75%	11,670	9.00 to 5.76	101,643	0.71%	19.93% to 18.76%
2008	0.95% to 1.75%	11,674	7.51 to 4.85	85,201	0.00%	-43.04% to -43.57%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.95% to 2.60%	123,477	7.73 to 8.05	1,014,201	0.00%	-8.99% to -10.50%
2010	0.95% to 2.60%	125,988	8.50 to 8.99	1,150,533	0.49%	14.11% to 12.21%
2009	0.95% to 2.60%	147,550	7.45 to 8.01	1,192,449	0.23%	19.57% to 17.58%
2008	0.95% to 2.60%	153,590	6.23 to 6.81	1,048,390	0.00%	-43.17% to -44.12%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.95% to 2.20%	125,245	8.77 to 10.87	1,137,977	0.00%	-8.25% to -9.41%
2010	0.95% to 2.50%	110,859	9.56 to 11.76	1,120,317	0.00%	17.35% to 15.51%
2009	0.95% to 2.50%	208,876	8.15 to 10.18	1,772,494	0.00%	40.64% to 38.44%
2008	0.95% to 2.50%	194,563	5.79 to 7.35	1,175,536	0.00%	-47.63% to -48.45%
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)
2011	0.95% to 2.05%	606,157	21.22 to 19.48	12,704,561	1.14%	-26.46% to -27.28%
2010	0.95% to 2.05%	823,233	28.85 to 26.78	23,512,591	0.67%	25.66% to 24.27%
2009	0.95% to 2.05%	1,015,118	22.96 to 21.55	23,100,080	0.13%	111.37% to 109.03%
2008	0.95% to 2.15%	785,222	10.86 to 10.28	8,463,673	0.00%	-65.09% to -65.59%
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)
2011	0.95% to 2.60%	1,173,183	29.47 to 25.91	34,128,221	1.21%	-17.19% to -18.57%
2010	0.95% to 2.25%	1,361,957	35.59 to 32.59	47,937,236	0.35%	28.03% to 26.35%
2009	0.95% to 2.25%	1,314,117	27.79 to 25.79	36,210,549	0.25%	56.12% to 54.07%
2008	0.95% to 2.65%	1,269,810	17.80 to 16.49	22,418,503	0.37%	-46.61% to -47.54%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.95% to 1.70%	125,863	12.16 to 12.01	1,526,761	6.57%	7.21% to 6.40%
2009	0.95% to 1.70%	85,960	11.35 to 11.29	974,308	6.15%	13.46% to 12.93%	****
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	1.50% to 2.60%	23,209	8.41 to 7.72	187,104	2.34%	12.79% to 11.53%
2008	1.50% to 2.60%	27,949	7.46 to 6.92	201,610	1.41%	-34.95% to -35.68%
Credit Suisse Trust-International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.95% to 1.35%	98,789	10.01 to 11.18	1,109,618	0.10%	11.17% to 10.72%
2009	0.95% to 1.20%	118,233	9 to 10.73	1,195,448	0.00%	-10.00% to 7.30%	****
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	1.25%	1,356	16.23	22,007	3.98%	6.66%
2008	1.25%	1,501	15.22	22,846	2.73%	-33.78%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.95% to 2.25%	617,366	15.35 to 13.82	9,320,767	3.54%	6.95% to 5.55%
2008	0.95% to 2.65%	1,126,815	14.35 to 12.75	15,873,203	2.95%	-33.54% to -34.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.95% to 2.20%	475,495	$ 15.26 to $ 10.19	$7,136,099	0.99%	10.40% to 9.01%
2009	0.95% to 2.20%	586,309	13.82 to 9.34	7,979,898	1.04%	23.82% to 22.25%
2008	0.95% to 2.20%	726,959	11.16 to 7.64	7,984,545	0.74%	-44.87% to -45.57%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.95% to 2.20%	252,208	20.53 to 18.63	5,115,978	0.97%	10.30% to 8.91%
2009	0.95% to 2.20%	352,465	18.61 to 17.10	6,481,949	1.03%	23.81% to 22.25%
2008	0.95% to 2.20%	421,671	15.03 to 13.99	6,267,551	0.65%	-44.86% to -45.55%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.95% to 1.85%	347,539	2.78 to 2.67	956,113	12.28%	-2.81% to -3.69%
2010	0.95% to 2.20%	995,159	2.86 to 2.73	2,832,621	5.69%	13.60% to 12.16%
2009	0.95% to 2.20%	859,349	2.52 to 2.44	2,158,516	0.00%	25.55% to 23.96%
2008	0.95% to 2.20%	160,909	2.01 to 1.96	322,010	5.25%	-79.09% to -79.36%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.95% to 1.55%	21,860	3.01 to 2.91	64,938	11.64%	-3.26% to -3.85%
2010	0.95% to 1.55%	40,971	3.11 to 3.02	126,029	6.16%	13.72% to 13.03%
2009	0.95% to 1.65%	45,401	2.73 to 2.79	123,551	0.00%	24.13% to 21.80%
2008	0.95% to 1.70%	58,162	2.20 to 2.29	128,455	8.37%	-78.88% to -79.10%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	1.25%	6,674	3.39	22,593	8.94%	-3.77%
2010	1.25%	7,510	3.52	26,420	5.98%	13.12%
2009	1.25%	8,314	3.11	25,880	0.00%	24.38%
2008	1.25%	9,322	2.50	23,306	7.46%	-78.84%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95% to 1.65%	351,739	9.29 to 10.11	3,287,420	1.67%	-41.60% to -42.01%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95% to 1.20%	137,487	6.89 to 8.24	963,234	1.66%	-47.26% to -47.39%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (obsolete) (WRMSP)
2009	0.95% to 1.95%	543,845	10.40 to 10.02	5,600,904	5.50%	7.34% to 6.24%
2008	0.95% to 2.25%	672,056	9.69 to 9.29	6,465,650	0.88%	-11.79% to -12.96%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95% to 2.35%	6,114,999	9.64 to 7.70	57,262,331	2.68%	-26.26% to -27.34%
INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2009	1.25%	475	$13.54	6,437	0.83%	21.02%
2008	0.95% to 2.50%	140,574	11.38 to 10.41	1,579,143	0.67%	-36.85% to -37.84%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.95% to 2.20%	312,243	9.93 to 9.48	3,079,972	1.98%	0.32% to -0.94%
2008	0.95% to 2.40%	469,126	9.90 to 9.52	4,620,131	1.76%	-1.81% to -3.24%
Mid Cap Growth VIF (obsolete) (BBCA)
2009	0.95% to 2.05%	93,676	12.21 to 11.14	1,121,159	0.00%	26.47% to 24.76%
2008	0.95% to 2.05%	117,435	9.66 to 8.93	1,112,358	0.00%	-52.24% to -52.82%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	1.25%	294	12.61	3,712	1.13%	30.11%
2008	1.25%	346	9.69	3,353	1.82%	-46.95%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.95% to 2.15%	331,596	13.30 to 12.08	4,332,608	1.10%	30.68% to 29.09%
2008	0.95% to 2.40%	450,548	10.18 to 9.20	4,511,348	2.07%	-46.73% to -47.60%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	1.25%	5,321	12.54	66,726	0.29%	17.67%
2008	1.25%	6,333	10.66	67,510	0.29%	-26.15%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.95% to 2.60%	1,040,801	13.12 to 11.48	13,394,642	0.30%	17.98% to 16.02%
2008	0.95% to 2.65%	1,656,216	11.12 to 9.87	18,079,598	0.26%	-25.94% to -27.26%
NVIT Leaders Fund - Class I (obsolete) (GVUS1)
2008	1.25%	221	8.28	1,830	0.78%	-50.53%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	0.95% to 2.20%	503,325	12.24 to 11.06	6,073,923	0.85%	32.62% to 30.95%
2008	0.95% to 2.25%	663,781	9.23 to 8.43	6,047,515	0.76%	-50.42% to -51.13%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95% to 2.65%	3,026,086	8.27 to 5.91	25,366,292	0.00%	-46.62% to -47.62%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.95% to 1.90%	318,647	3.04 to 2.78	956,649	0.00%	51.02% to 49.57%
2008	0.95% to 1.90%	374,006	2.02 to 1.86	747,529	0.00%	-49.06% to -49.55%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.95% to 2.25%	1,054,005	11.26 to 10.17	11,699,017	0.00%	51.00% to 49.02%
2008	0.95% to 2.40%	530,725	7.45 to 6.75	3,893,594	0.00%	-49.08% to -49.89%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	1.25% to 2.25%	21,372	12.91 to 9.51	240,376	0.00%	24.27% to 23.01%
2008	1.25% to 2.25%	32,147	10.39 to 7.74	303,734	0.00%	-42.03% to -42.62%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	0.95% to 2.60%	657,631	$ 12.17 to $ 10.65	$7,854,087	0.00%	24.60% to 22.52%
2008	0.95% to 2.60%	806,416	9.76 to 8.69	7,732,189	0.00%	-41.82% to -42.79%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95% to 2.30%	1,228,220	9.59 to 9.00	11,674,270	1.12%	-33.84% to -34.81%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.95% to 1.85%	387,091	12.30 to 12.16	4,784,269	0.15%	13.37% to 12.34%
2009	0.95% to 1.85%	465,051	10.85 to 10.83	5,075,301	0.00%	8.51% to 8.26%	****
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95% to 1.85%	424,452	10.99 to 7.79	4,643,921	2.80%	-36.79% to -37.37%
V.I. Basic Balanced Fund - Series I (obsolete) (AVB)
2010	0.95% to 1.55%	20,191	10.13 to 9.58	201,197	1.72%	7.04% to 6.39%
2009	0.95% to 2.05%	37,731	9.46 to 8.63	347,836	5.62%	32.57% to 30.94%
2008	0.95% to 2.05%	43,568	7.14 to 6.59	302,629	4.40%	-38.91% to -39.65%
V.I. Large Cap Growth Fund - Series I (obsolete) (AVLCG)
2008	0.95% to 2.05%	44,214	7.17 to 6.95	313,946	0.01%	-38.87% to -39.60%

2012	Reserves for annuity contracts in payout phase:			73,557,624
2012	Contract owners equity:			$5,859,299,538
2011	Reserves for annuity contracts in payout phase:			73,413,778
2011	Contract owners equity:			$6,061,567,903
2010	Reserves for annuity contracts in payout phase:			84,463,089
2010	Contract owners equity:			$7,542,257,800
2009	Reserves for annuity contracts in payout phase:			81,634,158
2009	Contract owners equity:			$7,961,391,641
2008	Reserves for annuity contracts in payout phase:			67,678,494
2008	Contract owners equity:			$7,651,606,707

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2012. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, in 2012 the Company changed its method of accounting for insurance contract acquisition costs and applied the new method retrospectively.

/s/ KPMG LLP

Columbus, Ohio

March 1, 2013

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Revenues
Policy charges	$1,670	$1,506	$1,399
Premiums	635	531	484
Net investment income	1,825	1,844	1,825
Net realized investment gains (losses)	350	(1,609)	(236)
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(67)	(162)	(394)
Non-credit portion of loss recognized in other comprehensive income	36	95	174
Net other-than-temporary impairment losses recognized in operations	(31)	(67)	(220)
Other revenues	7	3	2

Total revenues	$4,456	$2,208	$3,254

Benefits and expenses
Interest credited to policyholder account values	$1,038	$1,033	$1,056
Benefits and claims	1,227	1,062	873
Policyholder dividends	54	67	78
Amortization of deferred policy acquisition costs	575	65	299
Interest expense	68	70	55
Other expenses, net of deferrals	795	760	722

Total benefits and expenses	$3,757	$3,057	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$699	$(849)	$171
Federal income tax expense (benefit)	99	(427)	12

Net income (loss)	$600	$(422)	$159
Less: Loss attributable to noncontrolling interest, net of tax	(61)	(56)	(60)

Net income (loss) attributable to Nationwide Life Insurance Company	$661	$(366)	$219

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Net income (loss)	$600	$(422)	$159

Other comprehensive income, net of tax
Changes in:
Net unrealized gains on available-for-sale securities	571	317	600
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(5)	12	18

Total other comprehensive income, net of tax	$566	$329	$618

Total comprehensive income (loss)	$1,166	$(93)	$777

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(61)	(56)	(60)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$1,227	$(37)	$837

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2012	2011
		(As Adjusted)
Assets
Investments
Fixed maturity securities, available-for-sale	$31,811	$29,201
Mortgage loans, net of allowance	5,827	5,748
Policy loans	980	1,008
Short-term investments	1,034	1,125
Other investments	639	586

Total investments	$40,291	$37,668
Cash and cash equivalents	62	49
Accrued investment income	566	560
Deferred policy acquisition costs	3,249	3,487
Value of business acquired	224	238
Goodwill	200	200
Other assets	4,138	4,590
Separate account assets	71,440	65,194

Total assets	$120,170	$111,986

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,154	$35,252
Short-term debt	300	777
Long-term debt	1,038	991
Other liabilities	4,507	4,230
Separate account liabilities	71,440	65,194

Total liabilities	$113,439	$106,444

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	3,410	2,789
Accumulated other comprehensive income	1,252	686

Total shareholder’s equity	$6,384	$5,197
Noncontrolling interest	347	345

Total equity	$6,731	$5,542

Total liabilities and equity	$120,170	$111,986

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2009	$4	$1,718	$3,510	$(266)	$4,966	$351	$5,317
Cumulative effect of adoption of accounting principle	$—	$—	$(565)	$(4)	$(569)	$—	$(569)

Adjusted balance as of December 31, 2009	$4	$1,718	$2,945	$(270)	$4,397	$351	$4,748
Cumulative effect of adoption of accounting principle	—	—	(9)	9	—	46	46
Comprehensive income (loss):
Net income (loss)	—	—	219	—	219	(60)	159
Other comprehensive income	—	—	—	618	618	—	618

Total comprehensive income (loss)	—	—	219	618	837	(60)	777
Change in noncontrolling interest	—	—	—	—	—	18	18

Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$600	$(422)	$159
Adjustments to net income (loss):
Net realized investment (gains) losses	(350)	1,609	236
Net other-than-temporary impairment losses recognized in earnings	31	67	220
Interest credited to policyholder account values	1,038	1,033	1,056
Capitalization of deferred policy acquisition costs	(470)	(604)	(501)
Amortization of deferred policy acquisition costs	575	65	299
Amortization and depreciation	80	48	(2)
Deferred tax expense (benefit)	243	(482)	103
Changes in:
Policy liabilities	(548)	(608)	(579)
Derivatives, net	(490)	(364)	(254)
Other, net	(84)	(265)	(51)

Net cash provided by operating activities	$625	$77	$686

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$2,909	$2,705	$3,251
Proceeds from sales of available-for-sale securities	796	1,585	2,168
Purchases of available-for-sale securities	(5,167)	(6,176)	(5,910)
Proceeds from repayments of mortgage loans	1,048	1,124	996
Issuance and purchases of mortgage loans	(1,114)	(751)	(373)
Net decrease (increase) in short-term investments	98	(61)	(44)
Collateral (paid) received, net	(208)	359	(23)
Other, net	(12)	104	(29)

Net cash (used in) provided by investing activities	$(1,650)	$(1,111)	$36

Cash flows from financing activities:
Net change in short-term debt	$(477)	$477	$150
Proceeds from issuance of long-term debt	13	13	272
Cash dividend paid to Nationwide Financial Services, Inc.	(40)	—	—
Investment and universal life insurance product deposits	5,566	5,314	4,540
Investment and universal life insurance product withdrawals	(4,063)	(5,024)	(5,405)
Other, net	39	(34)	9

Net cash provided by (used in) financing activities	$1,038	$746	$(434)

Net increase (decrease) in cash and cash equivalents	$13	$(288)	$288
Cash and cash equivalents, beginning of period	49	337	49

Cash and cash equivalents, end of period	$62	$49	$337

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC”, or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2012 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and Nationwide Investment Services Corporation (“NISC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2012 and 2011, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts which are not subject to significant mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment) risk. These include individual and group variable and fixed deferred annuities in the accumulation phase and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits plus investment performance and interest credited less applicable contract charges.

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC, value of business acquired (“VOBA”) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for a discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions during the second quarter. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.6% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2012 and 2011, 86% and 84%, respectively, of fixed maturity securities were priced using independent pricing services.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other. Mortgage loans are carried at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific impairment reserve charges are recorded in other-than-temporary impairment losses. In the event a loan-specific impairment reserve charge is reversed, the recovery is recorded in other-than-temporary impairment losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve charges are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, customer bank loans, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or short-term investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are related to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests are recorded in the accompanying consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Income (loss) attributable to noncontrolling interests is excluded from the net income (loss) attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s investments, indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value. These instruments are classified with the lowest priority in the fair value hierarchy. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives. These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years. The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company categorizes assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (“Provident”) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in AOCI. This adjustment to VOBA represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2012 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2012 (5% in 2011 and 2010), 40% of the number of life insurance policies in force in 2012 (42% in 2011 and 45% in 2010). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance. The Company adopted this guidance retrospectively, effective January 1, 2012, which resulted in a reduction to total equity of $569 million, net of taxes, as of December 31, 2009.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

	Year ended December 31, 2010
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$396	$299	$97
Other expenses, net of deferrals	$592	$722	$(130)
Federal income tax expense	$24	$12	$12
Net income attributable to Nationwide Life Insurance Company	$240	$219	$(21)

The following table summarizes the impact of the retrospective change in accounting principle on the consolidated balance sheet as of the date indicated:

	December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Deferred policy acquisition costs	$4,425	$3,487	$(938)
Other assets[1]	$4,348	$4,590	$242
Other liabilities[1]	$4,316	$4,230	$(86)
Retained earnings	$3,459	$2,789	$(670)
Accumulated other comprehensive income[2]	$626	$686	$60

[1]	Change relates to the Company’s net deferred tax liability position moving to a net deferred tax asset on the consolidated balance sheets.
[2]	Represents the adjustments to DAC related to unrealized gains and losses on securities available-for-sale.

Subsequent Events

The Company evaluated subsequent events through March 1, 2013, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting. The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets. The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity. This guidance changes the consolidation guidance applicable to a VIE. It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

Pending Accounting Standards

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. In January 2013, the FASB issued ASU 2013-01, which clarifies the scope of these disclosures. The Company will adopt both ASUs retrospectively for interim and annual periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosures only and will have no impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The amendments are effective prospectively for the Company’s annual and interim periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosure and may impact the presentation of the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts. Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income product, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration. Lifetime Income is the only living benefit guarantee offered on new variable annuity contract sales.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2012				December 31, 2011
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
GMDB:
Return of net deposits	$836	$14,963	$24	64	$999	$11,749	$175	63
Minimum return or anniversary contract value	2,048	29,787	561	68	2,233	28,754	1,882	67

Total GMDB	$2,884	$44,750	$585	66	$3,232	$40,503	$2,057	66

GMAB Return of net deposits	$165	$3,230	$12	64	$342	$4,138	$149	65
GLWB Minimum return or anniversary contract value	$128	$22,031	$613	65	$380	$17,533	$573	65
GMIB Minimum return or anniversary contract value	$49	$514	$1	65	$50	$556	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the reserve balances for variable annuity contracts with guarantees, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
GLWB	$600	$1,624
GMAB	$57	$218
GMDB	$65	$80
GMIB	$2	$3

Paid claims for GMDBs were $30 million and $40 million for the years ended December 31, 2012 and 2011, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2012 and 2011.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Mutual funds:
Bond	$5,634	$5,117
Domestic equity	35,277	31,618
International equity	2,614	2,447

Total mutual funds	$43,525	$39,182
Money market funds	1,225	1,321

Total[1]	$44,750	$40,503

[1]

Excludes $26.7 billion and $24.7 billion as of December 31, 2012 and 2011, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2012 and 2011.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. This no -lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $216 million and $162 million as of December 31, 2012 and 2011, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2012 and 2011.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2012	$992	$328	$12,321	56
December 31, 2011	$843	$311	$9,777	58

[1]

The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Balance at beginning of year	$3,487	$3,125	$3,107
Capitalization of DAC	470	604	501
Amortization of DAC, excluding unlocks	(525)	(200)	(290)
Amortization of DAC related to unlocks	(50)	135	(9)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(133)	(177)	(184)

Balance at end of year	$3,249	$3,487	$3,125

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2012, the Company incurred additional DAC amortization of $50 million related to the financial services operations as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million related to the financial services operations as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

The following table summarizes changes in the VOBA balance for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Balance at beginning of year	$238	$259	$277
Amortization of VOBA, excluding unlocks	(22)	(29)	(33)
Amortization of VOBA related to unlocks	8	16	13
Net realized gains on investments	2	2	1
Adjustments to VOBA related to unrealized gains and losses on securities available-for-sale	(2)	(10)	1

Balance at end of year	$224	$238	$259

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $16 million, $17 million and $18 million during the years ended December 31, 2012, 2011 and 2010, respectively. Additionally, the VOBA gross carrying amount was $583 million and $585 million and accumulated amortization was $359 million and $347 million as of December 31, 2012 and 2011, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA
2013	$20
2014	$16
2015	$15
2016	$14
2017	$13

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states and political subdivisions	1,722	281	1	2,002
Debt securities issued by foreign governments	98	20	—	118
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Collateralized debt obligations	393	28	86	335
Other asset-backed securities	140	17	1	156

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$506	$124	$—	$630
Obligations of states and political subdivisions	1,501	177	—	1,678
Debt securities issued by foreign governments	102	18	—	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213

Total fixed maturity securities	$27,477	$2,334	$610	$29,201
Equity securities	19	2	1	20

Total available-for-sale securities	$27,496	$2,336	$611	$29,221

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell debt securities in an unrealized loss position. Investment losses, however, may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2012. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,394	$1,433
Due after one year through five years	7,316	7,993
Due after five years through ten years	8,295	9,283
Due after ten years	5,659	6,607

Subtotal	$22,664	$25,316
Residential mortgage-backed securities	4,506	4,667
Commercial mortgage-backed securities	1,219	1,337
Collateralized debt obligations	393	335
Other asset-backed securities	140	156

Total fixed maturity securities	$28,922	$31,811

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,894	$1,725
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(4)	(8)

Net unrealized gains on available-for-sale securities, before adjustments and taxes	$2,890	$1,717
Adjustment to DAC and VOBA[1]	(482)	(347)
Adjustment to future policy benefits and claims	(295)	(183)
Adjustment to policyholder dividend obligation	(177)	(132)
Deferred federal income tax expense	(672)	(362)

Net unrealized gains on available-for-sale securities	$1,264	$693

[1]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$693	$376
Unrealized gains and losses arising during the period:
Net unrealized gains on available-for-sale securities before adjustments	990	896
Non-credit impairments and subsequent changes in fair value of those debt securities[1]	178	(11)
Net adjustments to DAC and VOBA[2]	(135)	(187)
Net adjustment to future policy benefits and claims	(112)	(210)
Net adjustment to policyholder dividend obligation	(45)	(42)
Related federal income tax expense	(308)	(147)

Change in unrealized gains on available-for-sale securities	$568	$299

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($2 and $10 as of December 31, 2012 and 2011, respectively)	(3)	(18)

Change in net unrealized gains on available-for-sale securities	$571	$317

Balance at end of year	$1,264	$693

[1]	The non-credit portion of other-than-temporary impairments was $(48) million and $(226) million as of December 31, 2012 and 2011, respectively.
[2]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Collateralized debt obligations	27	1	5	151	85	36	178	86	41
Other asset-backed securities	326	4	23	296	32	46	622	36	69

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

December 31, 2011
Fixed maturity securities:
Corporate public securities	$1,460	$62	150	$309	$49	54	$1,769	$111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	501	15	54	357	48	53	858	63	107

Total fixed maturity securities	$2,317	$88	266	$2,142	$522	386	$4,459	$610	652
Equity securities	7	1	10	—	—	31	7	1	41

Total	$2,324	$89	276	$2,142	$522	417	$4,466	$611	693

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2012			December 31, 2011
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$18	$85	$103	$83	$158	$241
Less than 80.0%
Residential mortgage-backed securities	—	50	50	—	191	191
Collateralized debt obligations	—	72	72	1	121	122
Other	—	36	36	5	52	57

Total	$18	$243	$261	$89	$522	$611

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows is equal to or greater than the amortized cost basis of the securities. These unrealized losses represent temporary fluctuations in non-credit factors that are not indicative of other-than-temporary impairment.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Amortized cost:
Loans with non-specific reserves	$5,820	$5,672
Loans with specific reserves	51	136

Total amortized cost	$5,871	$5,808
Valuation allowance:
Non-specific reserves	$33	$33
Specific reserves	11	27

Total valuation allowance	$44	$60

Mortgage loans, net of allowance	$5,827	$5,748

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$60	$96
Current period provision	1	25
Recoveries[1]	(15)	(7)
Charge offs and other	(2)	(54)

Balance at end of year	$44	$60

[1]	Includes recoveries on sales and increases in the valuations of loans with specific reserves.

The following table summarizes impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Amortized cost	$13	$26	$12	$—	$—	$51
Specific reserves	(2)	(7)	(2)	—	—	$(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$—	$40

December 31, 2011
Amortized cost	$8	$31	$20	$—	$77	$136
Specific reserves	(1)	(9)	(8)	—	(9)	(27)

Carrying value of impaired mortgage loans, net of allowance	$7	$22	$12	$—	$68	$109

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Average recorded investment	$9	$20	$11	$—	$34	$74
Interest income recognized	$1	$2	$1	$—	$6	$10
December 31, 2011
Average recorded investment	$7	$33	$23	$10	$91	$164
Interest income recognized	$1	$5	$3	$—	$8	$17

As of December 31, 2012 and 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Warehouse	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted-average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

December 31, 2011:
Apartment	$805	$245	$89	$1,139	$1,112	$23	$4	$1,139
Warehouse	1,015	123	149	1,287	1,153	53	81	1,287
Office	595	104	76	775	656	69	50	775
Retail	1,878	220	147	2,245	2,074	104	67	2,245
Other	172	63	127	362	284	11	67	362

Total	$4,465	$755	$588	$5,808	$5,279	$260	$269	$5,808

Weighted-average DSC ratio	1.77	1.29	1.15	1.64	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	68%	81%	89%	69%

While the loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Securities Lending

The fair value of loaned securities was $130 million and $103 million as of December 31, 2012 and 2011, respectively. The Company received $133 million and $105 million of cash collateral on securities lending as of December 31, 2012 and 2011, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit and Pledged as Collateral

Available-for-sale securities with a carrying value of $9 million and $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2012 and 2011, respectively. Additionally, available-for-sale securities with a carrying value of $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other financing agreements as of December 31, 2012. The Company had no amount pledged as collateral as of December 31, 2011. These securities primarily are included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $859 million and $796 million in Tax Credit Funds to unrelated third parties as of December 31, 2012 and 2011, respectively. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027. The Company held immaterial reserves on these transactions as of December 31, 2012 and 2011. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $288 million. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. Net assets of all consolidated VIEs totaled $347 million and $345 million as of December 31, 2012 and 2011, respectively, which was composed primarily of other long-term investments of $348 million and $310 million as of December 31, 2012 and 2011, respectively. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two Tax Credit Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation. Previously, the Company was not deemed the primary beneficiary. As the managing member of the Tax Credit funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds. The impact of consolidation was an increase to noncontrolling interest of $46 million.

Unconsolidated VIEs

In addition to the consolidated VIEs described above, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $222 million and $220 million as of December 31, 2012 and 2011, respectively. In addition, the Company has made commitments for further investments in these VIEs of $66 million and $131 million as of December 31, 2012 and 2011, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Fixed maturity securities, available-for-sale	$1,506	$1,502	$1,474
Mortgage loans	366	370	396
Policy loans	53	56	55
Other	(45)	(34)	(41)

Gross investment income	$1,880	$1,894	$1,884

Investment expenses	55	50	59

Net investment income	$1,825	$1,844	$1,825

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Net derivative gains (losses)	$314	$(1,636)	$(385)
Realized gains on sales	48	64	176
Realized losses on sales	(23)	(45)	(43)
Other	11	8	16

Net realized investment gains (losses)	$350	$(1,609)	$(236)

Proceeds from the sale of available-for-sale securities were $796 million, $1.6 billion and $2.2 billion during the years ended December 31, 2012, 2011 and 2010, respectively. Gross gains of $47 million, $50 million and $172 million and gross losses of $20 million, $39 million and $17 million were realized on sales of available-for-sale securities during the years ended December 31, 2012, 2011 and 2010, respectively.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments, for the years ended:

(in millions)	Total	Included in other comprehensive income	Net
December 31, 2012
Fixed maturity securities	$68	$(36)	$32
Mortgage loans	(14)	—	(14)
Other	13	—	13

Other-than-temporary impairment losses	$67	$(36)	$31

December 31, 2011
Fixed maturity securities	$135	$(95)	$40
Mortgage loans	25	—	25
Other	2	—	2

Other-than-temporary impairment losses	$162	$(95)	$67

December 31, 2010
Fixed maturity securities	$330	$(174)	$156
Equity securities	5	—	5
Mortgage loans	59	—	59

Other-than-temporary impairment losses	$394	$(174)	$220

The following table summarizes cumulative credit losses, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Cumulative credit loss at beginning of year[1]	$328	$340	$417
New credit losses	18	8	31
Incremental credit losses	10	29	116
Losses related to securities included in the beginning balance sold or paid down during the period	(67)	(49)	(202)
Losses related to securities included in the beginning balance for which there was a change in intent	—	—	(22)

Cumulative credit loss at end of year[1]	$289	$328	$340

[1]

Cumulative credit losses are defined as the amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps and futures. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management. The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on specific corporate creditors. These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain liabilities and

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to economically hedge certain guaranteed benefit obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to economically hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps and futures are used to economically hedge foreign currency-denominated assets and liabilities and

•	credit default swaps are used to either buy or sell credit protection on a specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2012 and 2011, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total Return Swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$11	$145	$29	$310
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,182	$21,732	$2,142	$20,955
Equity contracts	1,004	7,162	—	—
Total Return Swaps	10	892	37	2,409
Other derivative contracts	1	13	7	17

Total derivative positions[1]	$3,208	$29,944	$2,215	$23,691

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s derivative positions, primarily offset by master netting agreements and collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company held cash collateral from derivative counterparties of $798 million and $1.0 billion, respectively. The Company did not hold securities as off-balance sheet collateral as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company had posted cash collateral of $228 million and $223 million, respectively, and pledged securities with a fair value of $148 million and $152 million, respectively, with derivative counterparties.

The fair value of embedded derivatives on life and annuity programs was $748 million and $1.9 billion as of December 31, 2012 and 2011, respectively, which is included in future policy benefits and claims in the consolidated balance sheets.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Derivatives designated and qualifying as hedging instruments	$(1)	$(4)	$(9)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(125)	$(44)	$(39)
Equity contracts	(665)	(45)	(389)
Total return swaps	(343)	(17)	(136)
Other derivative contracts	(1)	(6)	(20)
Net interest settlements	53	34	16

Total derivative losses[1]	$(1,082)	$(82)	$(577)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,185	(1,674)	98
Other revenue on guaranteed benefit annuity programs	211	120	94

Change in embedded derivative liabilities and related fees	$1,396	$(1,554)	$192

Net realized derivative gains (losses)	$314	$(1,636)	$(385)

[1]

Included in total derivative losses are economic hedging losses of $827 million, gains of $1.0 billion, and losses of $347 million related to the guaranteed benefit annuity programs for the years ended December 31, 2012, 2011 and 2010, respectively.

[2]

As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on guaranteed benefit annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 includes updated assumptions in lapse, mortality, withdrawal behavior and benefit utilization. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2011 includes updated assumptions in lapse, mortality and withdrawal behavior. Refer to Note 2 for further discussion of the annual review of DAC model assumptions.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(8)	Fair Value Measurements

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states and political subdivisions	—	2,002	—	2,002
Debt securities issued by foreign governments	73	45	—	118
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Collateralized debt obligations	—	53	282	335
Other asset-backed securities	—	147	9	156

Total fixed maturity securities at fair value	$1,150	$29,464	$1,197	$31,811
Equity securities	—	12	8	20
Short-term investments	45	989	—	1,034
Trading securities	—	—	54	54

Total other investments at fair value	$45	$1,001	$62	$1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(657)	$(657)
Indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,209	$2	$13	$69	$(187)	$40	$(374)	$772
Collateralized debt obligations	247	2	53	36	(56)	—	—	282
Other fixed maturity securities	135	—	11	2	(13)	11	(3)	143

Total fixed maturity securities at fair value[2]	$1,591	$4	$77	$107	$(256)	$51	$(377)	$1,197
Other investments at fair value	43	16	3	—	—	—	—	62
Derivative assets[3]	1,004	(353)	—	350	(179)	—	—	822
Separate account assets	1,952	73	—	—	—	—	—	2,025

Assets at fair value	$4,590	$(260)	$80	$457	$(435)	$51	$(377)	$4,106

Liabilities
Future policy benefits and claims:
Living benefits	$(1,842)	$1,185	$—	$—	$—	$—	$—	$(657)
Indexed products	(63)	(28)	—	—	—	—	—	(91)

Total future policy benefits and claims	$(1,905)	$1,157	$—	$—	$—	$—	$—	$(748)
Derivative liabilities[3]	(6)	1	—	—	—	—	—	(5)

Liabilities at fair value	$(1,911)	$1,158	$—	$—	$—	$—	$—	$(753)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.

[2]	Non-binding broker quotes were utilized to determine fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represent changes in the sources used to price certain securities and the Company’s assumptions related to the observability of certain inputs.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees incorporates many inputs, including significant unobservable inputs for mortality, lapse rates, wait period and benefit utilization. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated as the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a standard deterministic approach.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2012:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	70%-100%
Non-performance risk	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]

To reflect non-performance risk, benefits paid to policyholders are assumed to be reduced by 10% within the discounted cash flows projection whenever the S&P index is simulated to go below a certain threshold designed to represent non-performance.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

Higher non-performance risk tends to decrease the value of the liability and lower non-performance risk tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.6 billion and $1.3 billion as of December 31, 2012 and 2011, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$620	$6	$4	$630
Obligations of states and political subdivisions	—	1,678	—	1,678
Debt securities issued by foreign governments	120	—	—	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	—	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	—	1,377	2	1,379
Collateralized debt obligations	—	55	247	302
Other asset-backed securities	—	209	4	213

Total fixed maturity securities at fair value	$1,304	$26,306	$1,591	$29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	—	1,125
Trading securities	—	—	38	38

Total other investments at fair value	$24	$1,116	$43	$1,183

Investments at fair value	$1,328	$27,422	$1,634	$30,384

Derivative assets	—	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194

Assets at fair value	$63,570	$30,626	$4,590	$98,786

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(1,842)	$(1,842)
Indexed products	—	—	(63)	(63)

Total future policy benefits and claims	$—	$—	$(1,905)	$(1,905)
Derivative liabilities	—	(2,209)	(6)	(2,215)

Liabilities at fair value	$—	$(2,209)	$(1,911)	$(4,120)

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

	Balance as of December 31, 2010	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,161	$(10)	$26	$161	$(242)	$163	$(50)	$1,209
Collateralized debt obligations	191	(2)	5	87	(34)	—	—	247
Other fixed maturity securities	143	5	4	57	(63)	4	(15)	135

Total fixed maturity securities at fair value	$1,495	$(7)	$35	$305	$(339)	$167	$(65)	$1,591
Other investments at fair value	45	(4)	—	5	(3)	—	—	43
Derivative assets	211	131	—	719	(57)	—	—	1,004
Separate account assets	1,805	147	—	—	—	—	—	1,952

Assets at fair value	$3,556	$267	$35	$1,029	$(399)	$167	$(65)	$4,590

Liabilities
Future policy benefits and claims:
Living benefits	$(168)	$(1,674)	$—	$—	$—	$—	$—	$(1,842)
Indexed products	(58)	(5)	—	—	—	—	—	(63)

Total future policy benefits and claims	$(226)	$(1,679)	$—	$—	$—	$—	$—	$(1,905)
Derivative liabilities	(4)	(2)	—	—	—	—	—	(6)

Liabilities at fair value	$(230)	$(1,681)	$—	$—	$—	$—	$—	$(1,911)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder account values. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $154 million for derivative assets and $(1.7) million for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities. There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value on a Nonrecurring Basis

The Company measures certain mortgage loans at fair value, or fair value of the collateral, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates. Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value. Each of these methodologies is considered to represent a Level 3 fair value measurement. Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2012				December 31, 2011
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value
Assets
Investments:
Mortgage loans, net of allowance	$5,827	$5,988	$—	$5,988	$5,748	$5,861
Policy loans	$980	$980	$—	$980	$1,008	$1,008

Liabilities
Investment contracts	$20,123	$19,561	$—	$19,561	$18,318	$17,992
Short-term debt	$300	$300	$—	$300	$777	$777
Long-term debt	$1,038	$1,323	$1,282	$41	$991	$1,081

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2010	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2011	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012	$25	$175	$200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2012, 2011 and 2010. As of the 2012, 2011 and 2010 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of December 31, 2012 and 2011 have not been previously impaired.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Liabilities:
Future policyholder benefits	$1,732	$1,761
Policyholder funds and accumulated dividends	142	143
Policyholder dividends payable	24	27
Policyholder dividend obligation	198	156
Other policy obligations and liabilities	32	26

Total liabilities	$2,128	$2,113

Assets:
Fixed maturity securities, available-for-sale	$1,511	$1,424
Mortgage loans, net of allowance	183	210
Policy loans	164	170
Other assets	77	105

Total assets	$1,935	$1,909

Excess of reported liabilities over assets	193	204

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$45	$42
Adjustment to policyholder dividend obligation	(45)	(42)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$193	$204

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,511	$1,424
Amortized cost	1,334	1,292
Shadow policyholder dividend obligation	(177)	(132)

Net unrealized appreciation	$—	$—

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Revenues:
Premiums	$73	$77	$83
Net investment income	98	102	101
Realized investment gains (losses)	1	(3)	(3)
Realized losses credited to policyholder benefit obligation	(5)	(1)	(1)

Total revenues	$167	$175	$180

Benefits and expenses:
Policy and contract benefits	$134	$145	$131
Change in future policyholder benefits and interest credited to policyholder accounts	(27)	(35)	(23)
Policyholder dividends	50	55	56
Change in policyholder dividend obligation	(8)	(8)	(3)
Other expenses	1	1	1

Total benefits and expenses	$150	$158	$162

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$18
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$12

Maximum future earnings from assets and liabilities:
Beginning of period	$204	$215	$227
Change during period	(11)	(11)	(12)

End of period	$193	$204	$215

Cumulative closed block earnings from inception through December 31, 2012, 2011 and 2010 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $21 million, $23 million and $31 million as of December 31, 2012, 2011 and 2010, respectively.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
$600 million commercial paper program (0.29% and 0.30%, respectively)	$300	$300
$600 million promissory note and line of credit (1.90% and 1.73%, respectively)	$—	$477

Total short-term debt	$300	$777

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 21, 2013. The Company had $10.2 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2012. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2012 and 2011.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. LIBOR plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. As of December 31, 2012, the agreement was cancelled with no outstanding balance.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2012 and 2011.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2012 and 2011.

The amount of interest paid on short-term debt was $6 million in 2012, $5 million in 2011 and immaterial in 2010.

(12)	Long-Term Debt

The following table summarizes long-term debt, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	297	285
Other	41	6

Total long-term debt	$1,038	$991

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. The note is redeemable in full or partial amount at any time subject to proper notice and approval. A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly. Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement. The maximum amount outstanding under the agreement is $313 million in 2016. The Company made interest payments on this surplus note totaling $10 million and $9 million for the years ending December 31, 2012 and 2011, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2012, 2011 and 2010. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Current tax (benefit) expense	$(144)	$55	$(91)
Deferred tax expense (benefit)	243	(482)	103

Total tax expense (benefit)	$99	$(427)	$12

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2012		December 31, 2011[1]		December 31, 2010[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$245	35%	$(297)	35%	$59	35%
Dividends received deduction	(75)	(11)%	(99)	12%	(50)	(29)%
Impact of noncontrolling interest	21	3%	20	(3)%	21	12%
Tax credits	(85)	(12)%	(30)	3%	(27)	(16)%
Change in tax contingency reserve	(4)	(1)%	(15)	2%	(5)	(3)%
Other, net	(3)	(1)%	(6)	1%	14	8%

Total	$99	14%	$(427)	50%	$12	7%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax receivable was $61 million and $16 million as of December 31, 2012 and 2011, respectively.

Total federal income taxes (refunded) paid were $(95) million, $121 million, and $(35) million for the years ended December 31, 2012, 2011, and 2010, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

No material changes in estimated income tax expense were recorded in 2012 or 2010. During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (“DRD”).

As of December 31, 2012, the Company has $87 million in low-income-housing credit carryforwards, which expire between 2024 and 2032, and $169 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company has $32 million in foreign tax credit carryforwards which expire between 2019 and 2022. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax (liability) asset included in other assets in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011[1]
Deferred tax assets:
Future policy benefits and claims	$1,295	$1,193
Derivatives	94	574
Tax credit carryforwards	288	185
Other	478	330

Gross deferred tax assets	$2,155	$2,282
Valuation allowance	(18)	(18)

Net deferred tax assets	$2,137	$2,264

Deferred tax liabilities:
Deferred policy acquisition costs	$(874)	$(963)
Available-for-sale securities	(1,338)	(840)
Value of business acquired	(81)	(86)
Other	(158)	(148)

Gross deferred tax liabilities	$(2,451)	$(2,037)

Net deferred tax (liability) asset	$(314)	$227

[1]	The balances reflect a change in accounting principle, as described in Note 2.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $18 million as of December 31, 2012 and 2011. There was no change in valuation allowance for the year ended December 31, 2012 or 2010, while there was a change of $6 million for the year ended December 31, 2011. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2012	2011	2010
Balance at beginning of period	$76	$119	$95
Additions for current year tax positions	(2)	9	18
Additions for prior years tax positions	25	—	19
Reductions for prior years tax positions	(63)	(52)	(13)

Balance at end of period	$36	$76	$119

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2008 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Statutory net income (loss)
NLIC	$764	$18	$560
NLAIC	$(65)	$(61)	$(50)

Statutory capital and surplus
NLIC	$3,837	$3,591	$3,686
NLAIC	$280	$302	$287

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. During the year ended December 31, 2011 and 2010, NLIC did not pay any dividends to NFS. As of January 1, 2013, NLIC has the ability to pay dividends to NFS totaling $724 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2012, 2011 and 2010, the Company made payments to NMIC and NSC totaling $283 million, $241 million and $250 million, respectively.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.2 billion and $3.0 billion as of December 31, 2012 and 2011, respectively. Total revenues from these contracts were $140 million, $148 million and $139 million for the years ended December 31, 2012, 2011 and 2010, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $113 million, $122 million and $115 million for the years ended December 31, 2012, 2011 and 2010, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2012, 2011 and 2010, the Company made lease payments to NMIC of $15 million, $14 million and $20 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2012, 2011 and 2010 were $161 million, $203 million and $209 million, respectively, while benefits, claims and expenses ceded during these years were $167 million, $212 million and $241 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2012 and 2011, customer allocations to NFG funds totaled $45.0 billion and $39.7 billion, respectively. For the years ended December 31, 2012, 2011 and 2010, NFG paid the Company $144 million, $129 million and $103 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $854 million and $994 million as of December 31, 2012 and 2011, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2012, 2011 and 2010 were $54 million, $64 million and $61 million, respectively.

During 2012, the Company had no sales of commercial mortgage loans to NMIC. During 2011, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million to NMIC. The sale resulted in a net realized loss of $5 million in 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2012 and 2011, the Company had notes receivable outstanding of $126 million and $148 million, respectively.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and twenty-one other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.

Other jurisdictions may pursue similar investigations, examinations or inquires. The results of these investigations, examinations or inquiries could result in the payment or escheatment of unclaimed death benefits, and/or changes in the Company’s practices and procedures to its claims handling and escheat processes, all of which could impact claim payments and reserves and/or result in payment of investigation costs, fines or penalties.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. The Company has until March 29, 2013 to file a notice of appeal. The Court has taken the matter under advisement. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the U.S. District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The complaint seeks certification as a class action. NMIC and NLIC filed a motion to dismiss. By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit. On January 30, 2012, plaintiffs filed their appeal. On October 24, 2012, the Court of Appeals affirmed the dismissal. On November 9, 2012, plaintiffs filed a petition for rehearing en banc. On December 14, 2012, the Court of Appeals denied the petition for rehearing. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. NMIC and NLIC have filed an opposition memorandum.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action suit in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008 the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and answers of defendants are due on March 5, 2013.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Premiums
Direct	$890	$832	$808
Assumed	—	—	5
Ceded	(255)	(301)	(329)

Net	$635	$531	$484

Life, accident and health insurance in force
Direct	$216,002	$209,732	$208,920
Assumed	5	5	10
Ceded	(59,895)	(60,499)	(64,755)

Net	$156,112	$149,238	$144,175

Total amounts recoverable under reinsurance contracts totaled $684 million, $704 million and $739 million as of December 31, 2012, 2011 and 2010, respectively.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; and fixed universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment; other-than-temporary impairment losses and other revenues and expenses not allocated to other segments.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	301	—	635
Net investment income	551	736	536	2	1,825
Non-operating net realized investment gains[1]	—	—	—	459	459
Other-than-temporary impairment losses	—	—	—	(31)	(31)
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,514	$452	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	615	17	1,227
Policyholder dividends	—	—	54	—	54
Amortization of DAC	185	14	150	226	575
Interest expense	—	—	—	68	68
Other operating expenses	285	163	255	92	795

Total benefits and expenses	$1,440	$634	$1,273	$410	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$241	$42	$699

Less: non-operating net realized investment gains[1]	—	—	—	(459)
Less: non-operating net other-than-temporary impairment losses	—	—	—	31
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$241	$(82)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	297	—	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses[1]	—	—	—	(1,546)	(1,546)
Other-than-temporary impairment losses	—	—	—	(67)	(67)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,459	$(1,545)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	598	(12)	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Interest expense	—	—	—	70	70
Other operating expenses	269	166	238	87	760

Total benefits and expenses	$1,199	$618	$1,176	$64	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$283	$(1,609)	$(849)

Less: non-operating net realized investment losses[1]	—	—	—	1,546
Less: non-operating net other-than-temporary impairment losses	—	—	—	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$283	$(55)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2010[3]
Revenues:
Policy charges	$646	$98	$652	$3	$1,399
Premiums	209	—	275	—	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses[1]	—	—	—	(177)	(177)
Other-than-temporary impairment losses	—	—	—	(220)	(220)
Other revenues[2]	(82)	—	—	25	(57)

Total revenues	$1,342	$789	$1,437	$(314)	$3,254

Benefits and expenses:
Interest credited to policyholder accounts	$391	$424	$199	$42	$1,056
Benefits and claims	354	—	524	(5)	873
Policyholder dividends	—	—	78	—	78
Amortization of DAC	192	9	136	(38)	299
Interest expense	—	—	—	55	55
Other operating expenses	244	165	237	76	722

Total benefits and expenses	$1,181	$598	$1,174	$130	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$161	$191	$263	$(444)	$171

Less: non-operating net realized investment gains[1]	—	—	—	177
Less: non-operating net other-than-temporary impairment losses	—	—	—	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(48)
Less: net loss attributable to noncontrolling interest	—	—	—	60

Pre-tax operating earnings (loss)	$161	$191	$263	$(35)

Assets as of year end	$52,786	$25,502	$22,434	$5,828	$106,550

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2012 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$597	$597
Obligations of states and political subdivisions	1,722	2,002	2,002
Debt securities issued by foreign governments	98	118	118
Public utilities	2,374	2,684	2,684
All other corporate	24,252	26,410	26,410

Total fixed maturity securities, available-for-sale	$28,922	$31,811	$31,811

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$5	$8	$8
Nonredeemable preferred stocks	10	12	12

Total equity securities, available-for-sale	$15	$20	$20

Trading assets	49	54	54
Mortgage loans, net of allowance	5,871		5,827	[1]
Policy loans	980		980
Other investments	565		565
Short-term investments	1,034		1,034

Total investments	$37,436		$40,291

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

2010
IPS - Annuity	$1,761	$10,541			$209
Retirement Plans	172	11,874			—
IPS - Life and NBSG	1,354	9,163			275
Corporate and Other	(162)	1,098			—

Total	$3,125	$32,676			$484

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

2010
IPS - Annuity	$569	$745	$192	$244
Retirement Plans	691	424	9	165
IPS - Life and NBSG	510	801	136	237
Corporate and Other	55	37	(38)	131

Total	$1,825	$2,007	$299	$777

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

[3]	The 2011 and 2010 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance [1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance [1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

2010

Life, accident and health insurance in force	$208,920	$(64,755)	$10	$144,175	—

Premiums:
Life insurance [1]	$570	$(88)	$1	$483	0.2%
Accident and health insurance	238	(241)	4	1	NM

Total	$808	$(329)	$5	$484	1.0%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2012, 2011, and 2010 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44
2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60
2010
Valuation allowances - mortgage loans	$77	$66	$—	$47	$96

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

The Best of America® CHOICE Annuity
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2013), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 47. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
1

•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Annuity Option.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
3

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
4

5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	1.20%
Death Benefit Options (an applicant may elect one)
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15%
Total Variable Account charges (including this option only)	1.35%
5% Enhanced Death Benefit Option (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option)	0.05%
Total Variable Account charges (including this option only)	1.25%
Guaranteed Minimum Income Benefit Options (no longer available)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.65%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account charges (including this option only)	1.50%
Spousal Protection Annuity Option[6]	0.00%
Total Variable Account charges (including this option only)	1.20%
Beneficiary Protector Option	0.40%
Total Variable Account charges (including this option)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.20%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Spousal Protection Annuity Option	0.00%
Beneficiary Protector Option	0.40%
Maximum Possible Total Variable Account Charges	2.20%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract; or
8

•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or Qualified Plans.
[2]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	The Spousal Protection Annuity Option is only available for contracts issued as Individual Retirement Annuities and Non-Qualified Contracts.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.28%	2.24%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (2.20%).
9

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.24%)	$1,166	$1,903	$2,647	$4,734	*	$1,403	$2,347	$4,734	$466	$1,403	$2,347	$4,734
Minimum Total Underlying Mutual Fund Operating Expenses (0.28%)	$ 960	$ 1,300	$ 1,666	$ 2,903	*	$ 800	$ 1,366	$ 2,903	$ 260	$ 800	$ 1,366	$ 2,903
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled-over or transferred from certain tax Qualified Plans
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Tax Sheltered Annuities with contributions rolled-over or transferred from other Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
The minimum initial purchase payment is $10,000. The minimum subsequent purchase payment is $1,000.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately
10

returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Annuity Option is only available for contracts issued as IRAs, Roth IRAs, or Non-Qualified Contracts (not available for contracts issued as Charitable Remainder Trusts). There is no additional charge associated with the Spousal Protection Annuity Option.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent one-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The Greater of One-Year or 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
11

Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (One-Year Step Up Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
12

Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
13

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
14

Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
15

•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
16

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
17

Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
18

Amount of Payments Nationwide Receives
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
19

Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments ; or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years; or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
20

(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
21

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Greater of One-Year or 5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
22

5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Annuity Option is only available for contracts issued as IRAs, Roth IRAs, or Non-Qualified Contracts (not available for contracts issued as Charitable Remainder Trusts). There is no additional charge associated with the Spousal Protection Annuity Option.
The benefit associated with the Spousal Protection Annuity Option will be applied if the following conditions are met:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA, only the person for whom the IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
23

Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one of the Guaranteed Minimum Income Benefit Options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. This option may be elected at the time of application or after the contract has been issued. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charge associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
24

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60%. After the benefit is paid, the charge associated with the Beneficiary Protector Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.20%. Thus, the Beneficiary Protector Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.20% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
25

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Annuity Option, provided all of the requirements set forth in the Spousal Protection Annuity Option section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner and/or Contingent Annuitant. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
26

•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant;
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
27

Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.20% to 2.20% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
28

(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer
29

event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
30

(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a Guaranteed Term Option only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
31

Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests must be submitted in writing to the Service Center and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
32

The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
33

(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
34

The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
35

Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts (if available):
•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
36

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
37

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner.
Distributions will be made as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
38

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (One-Year Step Up Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (One-Year Step Up Death Benefit)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Greater of One-Year or 5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
39

5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
40

Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
41

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.20% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
42

Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant's 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
43

Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
44

•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
45

In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned
46

to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-53023
47

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.
Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
48

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors(U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors(U.K.) Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
49

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II Shares)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
50

Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.
Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investments in stocks.
51

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
52

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE» Index") as closely as possible before the deduction of Fund expenses.
Designation: STTF
53

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
54

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
55

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3)
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: STTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
56

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.
57

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.
58

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.20%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2012 (the maximum Variable Account charge of 2.20%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.874545	11.557598	17.04%	19,668
2011	10.937267	9.874545	-9.72%	36,661
2010	8.744818	10.937267	25.07%	28,682
2009	6.204371	8.744818	40.95%	19,126
2008*	10.000000	6.204371	-37.96%	598
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.161086	15.024082	6.09%	159,748
2011	12.826176	14.161086	10.41%	173,986
2010	12.349734	12.826176	3.86%	176,371
2009	11.341243	12.349734	8.89%	145,458
2008	11.664298	11.341243	-2.77%	131,207
2007	10.782991	11.664298	8.17%	100,852
2006	10.743070	10.782991	0.37%	106,446
2005	10.705893	10.743070	0.35%	214,400
2004	10.240855	10.705893	4.54%	277,614
2003*	10.000000	10.240855	2.41%	42,431
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.476424	15.277461	13.36%	162,151
2011	13.228101	13.476424	1.88%	187,017
2010	11.729347	13.228101	12.78%	233,462
2009	10.052611	11.729347	16.68%	297,188
2008	15.554749	10.052611	-35.37%	371,991
2007	15.755326	15.554749	-1.27%	471,697
2006	13.618988	15.755326	15.69%	612,488
2005	13.173845	13.618988	3.38%	771,621
2004	11.800602	13.173845	11.64%	830,554
2003	9.233496	11.800602	27.80%	964,050
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.846752	13.615345	14.93%	15,617
2011	12.074087	11.846752	-1.88%	18,215
2010	10.247605	12.074087	17.82%	19,678
2009	7.981902	10.247605	28.39%	25,824
2008	10.679075	7.981902	-25.26%	36,287
2007	11.064576	10.679075	-3.48%	30,504
2006*	10.000000	11.064576	10.65%	29,135
59

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.472250	13.550365	8.64%	96,266
2011	13.100288	12.472250	-4.79%	92,862
2010	12.080182	13.100288	8.44%	85,377
2009*	10.000000	12.080182	20.80%	48,206
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	15.278847	17.471304	14.35%	13,862
2011	15.377498	15.278847	-0.64%	17,637
2010	12.369464	15.377498	24.32%	21,926
2009	10.013642	12.369464	23.53%	26,538
2008	14.670723	10.013642	-31.74%	34,422
2007	14.947780	14.670723	-1.85%	43,574
2006	13.223234	14.947780	13.04%	63,159
2005	12.480627	13.223234	5.95%	78,168
2004	10.364013	12.480627	20.42%	150,306
2003	7.613403	10.364013	36.13%	57,814
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.515259	12.739110	10.63%	74,660
2011	11.550728	11.515259	-0.31%	80,562
2010	10.182340	11.550728	13.44%	94,433
2009	7.705099	10.182340	32.15%	103,702
2008	11.892933	7.705099	-35.21%	128,356
2007	11.168633	11.892933	6.49%	189,755
2006	10.351504	11.168633	7.89%	243,757
2005	10.111287	10.351504	2.38%	348,087
2004	9.635655	10.111287	4.94%	416,867
2003	7.739942	9.635655	24.49%	470,691
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	13.242551	15.142300	14.35%	569,323
2011	13.156042	13.242551	0.66%	666,979
2010	11.595206	13.156042	13.46%	797,377
2009	9.289668	11.595206	24.82%	940,459
2008	14.958510	9.289668	-37.90%	1,073,913
2007	14.385200	14.958510	3.99%	1,354,191
2006	12.605780	14.385200	14.12%	1,791,197
2005	12.186711	12.605780	3.44%	2,265,193
2004	11.148445	12.186711	9.31%	2,653,753
2003	8.790442	11.148445	26.82%	2,862,626
60

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.703984	17.133379	9.10%	151,392
2011	14.580318	15.703984	7.71%	162,583
2010	12.797113	14.580318	13.93%	204,371
2009	10.568422	12.797113	21.09%	228,046
2008	15.183971	10.568422	-30.40%	274,183
2007	14.346155	15.183971	5.84%	342,325
2006	12.465876	14.346155	15.08%	469,328
2005	12.087664	12.465876	3.13%	595,910
2004	11.646776	12.087664	3.79%	630,995
2003	9.728623	11.646776	19.72%	694,070
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	16.500735	17.887155	8.40%	184,187
2011	16.329532	16.500735	1.05%	210,342
2010	15.232405	16.329532	7.20%	265,451
2009	12.801405	15.232405	18.99%	329,710
2008	13.975403	12.801405	-8.40%	409,040
2007	13.423384	13.975403	4.11%	525,970
2006	13.044103	13.423384	2.91%	653,677
2005	13.033001	13.044103	0.09%	786,540
2004	12.730457	13.033001	2.38%	870,384
2003	12.313044	12.730457	3.39%	1,092,566
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.250785	12.414356	10.34%	43,770
2011	11.419590	11.250785	-1.48%	38,028
2010	10.252378	11.419590	11.38%	59,127
2009	8.358168	10.252378	22.66%	22,773
2008	11.291189	8.358168	-25.98%	24,272
2007	10.519576	11.291189	7.34%	140
2006*	10.000000	10.519576	5.20%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.724695	11.993074	11.83%	20,557
2011	10.978165	10.724695	-2.31%	8,178
2010	9.702572	10.978165	13.15%	12,974
2009	7.625956	9.702572	27.23%	19,788
2008	11.471058	7.625956	-33.52%	19,788
2007	10.539579	11.471058	8.84%	14,056
2006*	10.000000	10.539579	5.40%	21,095
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	10.153311	11.584251	14.09%	9,388
2011	10.561122	10.153311	-3.86%	8,536
2010	9.214958	10.561122	14.61%	16,157
2009	7.097840	9.214958	29.83%	21,569
2008	11.601646	7.097840	-38.82%	14,575
2007	10.559747	11.601646	9.87%	6,248
2006*	10.000000	10.559747	5.60%	8,232
61

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.777986	10.117745	3.47%	58,355
2011	10.439308	9.777986	-6.33%	85,702
2010	8.867305	10.439308	17.73%	89,907
2009	6.081720	8.867305	45.80%	75,500
2008	13.500848	6.081720	-54.95%	99,375
2007	9.383035	13.500848	43.89%	97,775
2006*	10.000000	9.383035	-6.17%	35,409
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.834974	17.175680	15.78%	486,928
2011	14.886926	14.834974	-0.35%	597,916
2010	13.092259	14.886926	13.71%	718,639
2009	10.190835	13.092259	28.47%	945,589
2008	18.002932	10.190835	-43.39%	1,116,121
2007	17.968073	18.002932	0.19%	1,437,224
2006	15.144659	17.968073	18.64%	1,839,844
2005	14.493567	15.144659	4.49%	2,159,695
2004	13.170455	14.493567	10.05%	2,373,559
2003	10.236736	13.170455	28.66%	2,382,653
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.855879	14.548704	13.17%	471,464
2011	12.993343	12.855879	-1.06%	571,500
2010	10.600829	12.993343	22.57%	642,503
2009	8.372807	10.600829	26.61%	774,251
2008	16.060924	8.372807	-47.87%	957,021
2007	12.813873	16.060924	25.34%	1,193,533
2006	12.151083	12.813873	5.45%	1,588,926
2005	11.638000	12.151083	4.41%	2,050,302
2004	11.407069	11.638000	2.02%	2,383,000
2003	8.695091	11.407069	31.19%	2,670,355
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	14.043042	15.843684	12.82%	139,602
2011	13.676299	14.043042	2.68%	152,635
2010	12.165048	13.676299	12.42%	187,633
2009	8.563916	12.165048	42.05%	218,004
2008	11.567096	8.563916	-25.96%	278,209
2007	11.405362	11.567096	1.42%	357,797
2006	10.382924	11.405362	9.85%	516,097
2005	10.250064	10.382924	1.30%	620,605
2004	9.477262	10.250064	8.15%	686,997
2003	7.554754	9.477262	25.45%	801,310
62

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.926319	13.444173	12.73%	58,200
2011	11.607104	11.926319	2.75%	48,217
2010	10.335924	11.607104	12.30%	62,296
2009	7.268321	10.335924	42.21%	59,068
2008	9.806038	7.268321	-25.88%	43,721
2007*	10.000000	9.806038	-1.94%	44,634
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.748136	14.366349	4.50%	145,433
2011	12.979067	13.748136	5.93%	176,186
2010	12.199820	12.979067	6.39%	195,751
2009	10.674834	12.199820	14.29%	204,606
2008	11.178437	10.674834	-4.51%	160,412
2007	10.857668	11.178437	2.95%	181,444
2006	10.536126	10.857668	3.05%	200,680
2005	10.446445	10.536126	0.86%	183,441
2004	10.135570	10.446445	3.07%	87,919
2003*	10.000000	10.135570	1.36%	26,428
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.436160	11.831501	13.37%	93,614
2011	11.830540	10.436160	-11.79%	107,523
2010	9.303679	11.830540	27.16%	117,636
2009	6.725459	9.303679	38.34%	126,114
2008	11.253265	6.725459	-40.24%	146,649
2007	9.863182	11.253265	14.09%	171,119
2006*	10.000000	9.863182	-1.37%	109,428
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.375401	14.738062	19.09%	40,607
2011	15.132512	12.375401	-18.22%	54,028
2010	13.555045	15.132512	11.64%	80,355
2009	10.850910	13.555045	24.92%	95,861
2008	19.565247	10.850910	-44.54%	126,884
2007	16.896770	19.565247	15.79%	176,647
2006	14.499246	16.896770	16.54%	213,211
2005	12.334722	14.499246	17.55%	256,478
2004	11.000744	12.334722	12.13%	286,186
2003	7.775040	11.000744	41.49%	335,111
63

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.306785	14.671980	19.22%	92,300
2011	15.062151	12.306785	-18.29%	100,050
2010	13.489945	15.062151	11.65%	119,290
2009	10.794322	13.489945	24.97%	148,232
2008	19.467718	10.794322	-44.55%	172,930
2007	16.809880	19.467718	15.81%	194,769
2006	14.424335	16.809880	16.54%	270,660
2005	12.275838	14.424335	17.50%	281,955
2004	10.947388	12.275838	12.13%	256,490
2003	7.734738	10.947388	41.54%	157,069
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.396840	16.822770	25.57%	29,289
2011	14.875465	13.396840	-9.94%	33,063
2010	11.906264	14.875465	24.94%	40,102
2009	7.656370	11.906264	55.51%	73,856
2008	15.872344	7.656370	-51.76%	53,769
2007	15.214228	15.872344	4.33%	80,446
2006	13.252038	15.214228	14.81%	109,445
2005	13.078442	13.252038	1.33%	130,578
2004	11.612918	13.078442	12.62%	135,348
2003	7.448995	11.612918	55.90%	142,757
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.958652	13.309689	11.30%	78,011
2011	11.821730	11.958652	1.16%	62,648
2010	10.619457	11.821730	11.32%	103,639
2009	7.926819	10.619457	33.97%	95,594
2008	11.405666	7.926819	-30.50%	75,673
2007	11.126930	11.405666	2.51%	73,123
2006*	10.000000	11.126930	11.27%	81,746
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.971622	11.663216	16.96%	60,486
2011	10.486815	9.971622	-4.91%	72,896
2010	8.277889	10.486815	26.68%	76,461
2009	6.487052	8.277889	27.61%	57,704
2008	9.802409	6.487052	-33.82%	64,797
2007	10.164026	9.802409	-3.56%	70,238
2006*	10.000000	10.164026	1.64%	72,549
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.003906	10.259562	13.95%	21,043
2011	9.255758	9.003906	-2.72%	23,239
2010	8.496860	9.255758	8.93%	34,512
2009	6.602655	8.496860	28.69%	44,393
2008*	10.000000	6.602655	-33.97%	32,903
64

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.450052	11.682709	11.80%	23,919
2011	12.570352	10.450052	-16.87%	27,075
2010	10.826778	12.570352	16.10%	33,675
2009	6.347673	10.826778	70.56%	32,139
2008	13.575240	6.347673	-53.24%	37,296
2007	10.676971	13.575240	27.15%	28,352
2006*	10.000000	10.676971	6.77%	17,618
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.350565	10.928990	16.88%	26,100
2011	10.595408	9.350565	-11.75%	16,102
2010	9.892389	10.595408	7.11%	18,491
2009	7.297905	9.892389	35.55%	22,264
2008	12.392141	7.297905	-41.11%	22,648
2007	10.865204	12.392141	14.05%	27,934
2006*	10.000000	10.865204	8.65%	32,823
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.628002	17.765474	13.68%	51,991
2011	15.949762	15.628002	-2.02%	53,496
2010	14.113920	15.949762	13.01%	54,464
2009	12.036200	14.113920	17.26%	49,844
2008	11.470459	12.036200	4.93%	54,655
2007	10.456863	11.470459	9.69%	42,693
2006*	10.000000	10.456863	4.57%	25,748
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.652441	-3.48%	16,070
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.747086	-2.53%	6,368
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.495425	25.309292	17.74%	54,126
2011	23.445457	21.495425	-8.32%	57,206
2010	21.835756	23.445457	7.37%	56,325
2009	17.674192	21.835756	23.55%	28,036
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.988590	10.999236	22.37%	463,426
2011	9.776182	8.988590	-8.06%	546,533
2010	9.292757	9.776182	5.20%	599,311
2009	6.441522	9.292757	44.26%	707,502
2008	11.707458	6.441522	-44.98%	796,163
2007	8.673028	11.707458	34.99%	983,875
2006	8.044709	8.673028	7.81%	1,363,013
2005	7.233815	8.044709	11.21%	1,554,991
2004	6.206483	7.233815	16.55%	1,816,328
2003	5.224689	6.206483	18.79%	2,179,617
65

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.545048	5.350251	17.72%	188,297
2011	5.036169	4.545048	-9.75%	182,887
2010	4.097605	5.036169	22.91%	224,496
2009	2.643381	4.097605	55.01%	273,953
2008	4.775364	2.643381	-44.65%	290,579
2007	3.971844	4.775364	20.23%	399,755
2006	3.728118	3.971844	6.54%	590,047
2005	3.382577	3.728118	10.22%	675,449
2004	3.404379	3.382577	-0.64%	846,091
2003	2.352398	3.404379	44.72%	1,082,245
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.653771	13.031196	11.82%	393,827
2011	17.432478	11.653771	-33.15%	246,550
2010	14.113259	17.432478	23.52%	302,452
2009	7.977040	14.113259	76.92%	401,666
2008	16.901767	7.977040	-52.80%	464,848
2007	13.363752	16.901767	26.47%	582,942
2006	9.224320	13.363752	44.88%	809,501
2005	7.075935	9.224320	30.36%	923,768
2004	6.034263	7.075935	17.26%	1,116,043
2003	4.539769	6.034263	32.92%	1,346,164
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.608992	17.374326	18.93%	37,321
2011	14.473302	14.608992	0.94%	38,474
2010	11.865912	14.473302	21.97%	38,177
2009	9.479322	11.865912	25.18%	52,879
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	10.223967	11.705286	14.49%	62,347
2011	10.396378	10.223967	-1.66%	61,394
2010	9.461369	10.396378	9.88%	76,923
2009	7.820481	9.461369	20.98%	91,259
2008	11.769084	7.820481	-33.55%	81,498
2007	11.072036	11.769084	6.30%	61,584
2006*	10.000000	11.072036	10.72%	36,299
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.439213	11.956778	14.54%	15,527
2011	10.756923	10.439213	-2.95%	4,512
2010*	10.000000	10.756923	7.57%	6,945
66

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.815169	8.803810	12.65%	75,237
2011	7.964907	7.815169	-1.88%	84,430
2010	6.760382	7.964907	17.82%	84,971
2009	5.126544	6.760382	31.87%	105,663
2008	8.465669	5.126544	-39.44%	121,692
2007	7.168076	8.465669	18.10%	155,405
2006	6.833425	7.168076	4.90%	222,847
2005	6.494037	6.833425	5.23%	285,475
2004	6.077202	6.494037	6.86%	316,784
2003	4.633836	6.077202	31.15%	415,903
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.894150	15.739785	13.28%	378,265
2011	13.972200	13.894150	-0.56%	488,306
2010	12.463678	13.972200	12.10%	589,673
2009*	10.000000	12.463678	24.64%	95
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.253438	11.722228	14.32%	42,287
2011	10.282176	10.253438	-0.28%	55,988
2010	9.290525	10.282176	10.67%	41,376
2009	7.619334	9.290525	21.93%	67,220
2008	10.981885	7.619334	-30.62%	93,376
2007	10.472825	10.981885	4.86%	175,074
2006*	10.000000	10.472825	4.73%	222,865
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.480144	11.905379	3.70%	75,068
2011	10.990144	11.480144	4.46%	80,030
2010	10.494946	10.990144	4.72%	79,441
2009	9.471637	10.494946	10.80%	88,258
2008	10.636755	9.471637	-10.95%	120,512
2007	10.454871	10.636755	1.74%	103,946
2006*	10.000000	10.454871	4.55%	67,394
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.156210	12.250255	20.62%	53,215
2011	11.334491	10.156210	-10.40%	87,233
2010	10.307303	11.334491	9.97%	95,675
2009	7.367390	10.307303	39.90%	105,617
2008	12.152287	7.367390	-39.37%	113,757
2007	10.755666	12.152287	12.98%	104,588
2006*	10.000000	10.755666	7.56%	63,622
67

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.446186	10.956614	15.99%	103,070
2011	10.030959	9.446186	-5.83%	124,474
2010	8.589921	10.030959	16.78%	148,508
2009	6.264678	8.589921	37.12%	152,342
2008	11.366340	6.264678	-44.88%	162,538
2007	10.281776	11.366340	10.55%	144,248
2006*	10.000000	10.281776	2.82%	124,053
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.211406	9.496885	15.65%	94,709
2011	8.500979	8.211406	-3.41%	117,910
2010	7.753245	8.500979	9.64%	95,794
2009	6.004590	7.753245	29.12%	98,108
2008	9.812784	6.004590	-38.81%	93,573
2007*	10.000000	9.812784	-1.87%	60,229
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.843468	20.195022	13.18%	26,955
2011	17.395585	17.843468	2.57%	29,716
2010	15.559975	17.395585	11.80%	35,540
2009	10.787009	15.559975	44.25%	56,104
2008	15.161801	10.787009	-28.85%	69,319
2007	14.880516	15.161801	1.89%	109,579
2006	13.616913	14.880516	9.28%	162,591
2005	13.461410	13.616913	1.16%	214,386
2004	12.375393	13.461410	8.78%	297,880
2003	10.244088	12.375393	20.81%	309,502
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.692640	15.517654	13.33%	36,211
2011	13.350303	13.692640	2.56%	42,629
2010	11.940929	13.350303	11.80%	61,973
2009	8.273481	11.940929	44.33%	54,939
2008	11.646442	8.273481	-28.96%	37,504
2007	11.426670	11.646442	1.92%	67,617
2006	10.456788	11.426670	9.28%	67,241
2005*	10.000000	10.456788	4.57%	34,947
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.866032	13.887973	17.04%	107,103
2011	12.295754	11.866032	-3.49%	134,123
2010	10.749552	12.295754	14.38%	168,563
2009	8.463794	10.749552	27.01%	210,909
2008	13.596107	8.463794	-37.75%	259,195
2007	14.074146	13.596107	-3.40%	330,907
2006	12.289836	14.074146	14.52%	480,312
2005	11.931935	12.289836	3.00%	603,264
2004	10.278230	11.931935	16.09%	553,511
2003	7.914998	10.278230	29.86%	427,420
68

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.748625	8.952411	15.54%	241,914
2011	8.873553	7.748625	-12.68%	279,380
2010	7.768792	8.873553	14.22%	341,787
2009	5.140642	7.768792	51.12%	438,921
2008*	10.000000	5.140642	-48.59%	2,526
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.302740	10.247697	10.16%	0
2011	9.724722	9.302740	-4.34%	0
2010	7.964638	9.724722	22.10%	0
2009	6.128718	7.964638	29.96%	0
2008*	10.000000	6.128718	-38.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.530964	9.789829	14.76%	1,922
2011	9.222635	8.530964	-7.50%	1,922
2010	8.120150	9.222635	13.58%	1,922
2009	6.361474	8.120150	27.65%	0
2008*	10.000000	6.361474	-36.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.975148	10.945235	9.73%	40,269
2011	10.233697	9.975148	-2.53%	10,577
2010	9.381701	10.233697	9.08%	10,577
2009	7.924860	9.381701	18.38%	10,577
2008*	10.000000	7.924860	-20.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.359029	10.507937	12.28%	0
2011	9.810720	9.359029	-4.60%	1,741
2010	8.835230	9.810720	11.04%	2,345
2009	7.202203	8.835230	22.67%	15,289
2008*	10.000000	7.202203	-27.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.714917	11.379856	6.21%	3,820
2011	10.693892	10.714917	0.20%	3,671
2010	10.134560	10.693892	5.52%	3,862
2009	9.075933	10.134560	11.66%	2,126
2008*	10.000000	9.075933	-9.24%	13,143
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.671916	10.737610	11.02%	16,109
2011	10.022954	9.671916	-3.50%	10,637
2010	9.108906	10.022954	10.03%	8,049
2009	7.560267	9.108906	20.48%	306
2008*	10.000000	7.560267	-24.40%	0
69

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.018302	10.209409	13.21%	3,108
2011	9.574904	9.018302	-5.81%	21,738
2010	8.552690	9.574904	11.95%	18,448
2009	6.838895	8.552690	25.06%	41,657
2008*	10.000000	6.838895	-31.61%	8,951
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.249814	11.143623	8.72%	28,337
2011	10.402177	10.249814	-1.46%	13,733
2010	9.656186	10.402177	7.73%	18,556
2009	8.305104	9.656186	16.27%	26,476
2008*	10.000000	8.305104	-16.95%	12,188
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.811888	12.574661	6.46%	14,748
2011	11.215326	11.811888	5.32%	12,931
2010	10.603308	11.215326	5.77%	17,538
2009	9.865476	10.603308	7.48%	14,863
2008*	10.000000	9.865476	-1.35%	3,081
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.681415	13.420672	5.83%	14,103
2011	12.103098	12.681415	4.78%	10,724
2010	11.330708	12.103098	6.82%	9,539
2009	9.849433	11.330708	15.04%	11,883
2008*	10.000000	9.849433	-1.51%	694
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	20.034657	23.201731	15.81%	469
2011	26.122563	20.034657	-23.31%	469
2010	22.758326	26.122563	14.78%	469
2009	14.104539	22.758326	61.35%	469
2008	33.799667	14.104539	-58.27%	1,732
2007	23.500696	33.799667	43.82%	1,798
2006	17.397252	23.500696	35.08%	1,798
2005	13.275190	17.397252	31.05%	1,798
2004	11.128016	13.275190	19.30%	2,332
2003	6.815122	11.128016	63.28%	4,608
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	22.053362	25.543507	15.83%	66,305
2011	28.761189	22.053362	-23.32%	58,587
2010	25.048732	28.761189	14.82%	71,874
2009	15.507825	25.048732	61.52%	99,790
2008	37.222183	15.507825	-58.34%	92,876
2007	25.885813	37.222183	43.79%	159,966
2006	19.173227	25.885813	35.01%	159,025
2005	14.628417	19.173227	31.07%	142,607
2004	12.261030	14.628417	19.31%	115,140
2003	7.511024	12.261030	63.24%	38,972
70

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	17.034217	17.343752	1.82%	380,558
2011	16.074348	17.034217	5.97%	422,627
2010	15.527093	16.074348	3.52%	518,940
2009	15.304243	15.527093	1.46%	601,876
2008	14.380053	15.304243	6.43%	775,621
2007	13.583305	14.380053	5.87%	977,193
2006	13.303332	13.583305	2.10%	1,211,613
2005	13.038934	13.303332	2.03%	1,411,611
2004	12.780385	13.038934	2.02%	1,576,914
2003	12.681945	12.780385	0.78%	1,938,662
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.664936	12.181234	14.22%	15,710
2011	11.962338	10.664936	-10.85%	20,443
2010	10.687119	11.962338	11.93%	979
2009	8.338511	10.687119	28.17%	979
2008	15.645882	8.338511	-46.70%	2,301
2007	12.455693	15.645882	25.61%	2,400
2006	9.481057	12.455693	31.37%	2,457
2005	7.369528	9.481057	28.65%	2,623
2004	6.531881	7.369528	12.82%	3,172
2003	4.874649	6.531881	34.00%	3,621
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.981577	19.390837	14.19%	50,946
2011	19.047309	16.981577	-10.85%	55,855
2010	17.019966	19.047309	11.91%	61,063
2009	13.284846	17.019966	28.12%	68,003
2008	24.919078	13.284846	-46.69%	69,890
2007	19.837629	24.919078	25.62%	97,926
2006	15.101683	19.837629	31.36%	103,117
2005	11.741561	15.101683	28.62%	68,773
2004	10.392529	11.741561	12.98%	18,535
2003	7.772433	10.392529	33.71%	13,214
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.671954	8.960091	16.79%	3,070
2011	8.909825	7.671954	-13.89%	2,829
2010	8.396757	8.909825	6.11%	3,010
2009	6.608175	8.396757	27.07%	12,404
2008	11.752968	6.608175	-43.77%	14,406
2007	10.875421	11.752968	8.07%	14,112
2006*	10.000000	10.875421	8.75%	1,159
71

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.139880	15.046368	14.51%	14,552
2011	13.843384	13.139880	-5.08%	15,819
2010	12.223295	13.843384	13.25%	37,889
2009	9.725789	12.223295	25.68%	86,190
2008	15.586769	9.725789	-37.60%	111,030
2007	14.889933	15.586769	4.68%	131,376
2006	12.895102	14.889933	15.47%	134,705
2005	12.092189	12.895102	6.64%	132,253
2004	10.733522	12.092189	12.66%	118,079
2003	8.238400	10.733522	30.29%	115,070
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.487474	13.495265	8.07%	0
2011	12.527985	12.487474	-0.32%	0
2010	11.546847	12.527985	8.50%	0
2009*	10.000000	11.546847	15.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.116007	14.545637	10.90%	0
2011	13.400366	13.116007	-2.12%	151
2010	12.106579	13.400366	10.69%	0
2009*	10.000000	12.106579	21.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	13.001322	13.509738	3.91%	92,872
2011	12.784205	13.001322	1.70%	135,124
2010	12.219414	12.784205	4.62%	163,959
2009	11.337840	12.219414	7.78%	215,255
2008	12.211001	11.337840	-7.15%	331,773
2007	11.728967	12.211001	4.11%	351,472
2006	11.181789	11.728967	4.89%	780,178
2005	10.954966	11.181789	2.07%	692,555
2004	10.595099	10.954966	3.40%	403,154
2003	9.938018	10.595099	6.61%	466,014
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.405294	14.676003	9.48%	369,127
2011	13.573262	13.405294	-1.24%	422,828
2010	12.386263	13.573262	9.58%	551,282
2009	10.523064	12.386263	17.71%	656,267
2008	13.867663	10.523064	-24.12%	683,367
2007	13.285144	13.867663	4.38%	896,178
2006	12.075166	13.285144	10.02%	916,915
2005	11.601416	12.075166	4.08%	1,021,060
2004	10.720050	11.601416	8.22%	1,003,875
2003	9.037949	10.720050	18.61%	802,953
72

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.422684	15.086021	12.39%	64,629
2011	13.880562	13.422684	-3.30%	90,899
2010	12.451067	13.880562	11.48%	138,199
2009	10.131069	12.451067	22.90%	171,179
2008	14.945964	10.131069	-32.22%	224,262
2007	14.251945	14.945964	4.87%	358,193
2006	12.593401	14.251945	13.17%	434,458
2005	11.904051	12.593401	5.79%	449,756
2004	10.748772	11.904051	10.75%	396,946
2003	8.590418	10.748772	25.13%	253,401
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.471382	14.379415	6.74%	136,782
2011	13.359130	13.471382	0.84%	176,859
2010	12.460165	13.359130	7.21%	192,361
2009	11.008504	12.460165	13.19%	245,853
2008	13.115336	11.008504	-16.06%	279,127
2007	12.540694	13.115336	4.58%	266,197
2006	11.706575	12.540694	7.13%	310,819
2005	11.339678	11.706575	3.24%	363,716
2004	10.710627	11.339678	5.87%	381,711
2003	9.534557	10.710627	12.33%	327,655
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.452045	15.773594	17.26%	1,072,563
2011	13.926167	13.452045	-3.40%	1,328,331
2010	12.955200	13.926167	7.49%	1,615,539
2009*	10.000000	12.955200	29.55%	589
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	26.922495	31.246287	16.06%	85,328
2011	27.960209	26.922495	-3.71%	98,309
2010	22.424067	27.960209	24.69%	124,631
2009	16.596330	22.424067	35.11%	150,510
2008	26.438587	16.596330	-37.23%	197,439
2007	24.880577	26.438587	6.26%	278,980
2006	22.915733	24.880577	8.57%	382,387
2005	20.689986	22.915733	10.76%	456,911
2004	18.094597	20.689986	14.34%	515,715
2003	13.601153	18.094597	33.04%	446,765
73

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.752046	11.610641	-1.20%	976,897
2011	11.894382	11.752046	-1.20%	972,840
2010	12.038832	11.894382	-1.20%	1,230,185
2009	12.179942	12.038832	-1.16%	1,630,149
2008	12.079795	12.179942	0.83%	2,124,963
2007	11.668105	12.079795	3.53%	2,217,238
2006	11.297619	11.668105	3.28%	1,862,285
2005	11.137309	11.297619	1.44%	1,864,796
2004	11.181852	11.137309	-0.40%	1,885,578
2003	11.247296	11.181852	-0.58%	2,649,818
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	17.250057	19.130243	10.90%	109,514
2011	16.541368	17.250057	4.28%	117,279
2010	15.139348	16.541368	9.26%	152,585
2009	12.319676	15.139348	22.89%	191,691
2008	15.076201	12.319676	-18.28%	243,847
2007	14.585737	15.076201	3.36%	320,691
2006	14.081135	14.585737	3.58%	399,081
2005	13.947624	14.081135	0.96%	485,333
2004	13.251194	13.947624	5.26%	416,983
2003	11.962673	13.251194	10.77%	454,110
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.285313	9.477320	14.39%	259,062
2011	9.252389	8.285313	-10.45%	309,707
2010	8.212008	9.252389	12.67%	345,657
2009	6.091001	8.212008	34.82%	444,830
2008*	10.000000	6.091001	-39.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	13.231627	15.325578	15.83%	30,916
2011	15.964612	13.231627	-17.12%	32,326
2010	15.227625	15.964612	4.84%	43,920
2009	11.870601	15.227625	28.28%	53,895
2008	22.388260	11.870601	-46.98%	75,955
2007	22.016277	22.388260	1.69%	98,293
2006	18.153613	22.016277	21.28%	136,010
2005	16.397022	18.153613	10.71%	129,773
2004	13.800078	16.397022	18.82%	133,586
2003*	10.000000	13.800078	38.00%	20,475
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.862484	10.187900	14.96%	78,015
2011	9.238387	8.862484	-4.07%	76,661
2010	8.094976	9.238387	14.12%	94,454
2009	6.313352	8.094976	28.22%	13,635
2008*	10.000000	6.313352	-36.87%	0
74

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.705248	11.296246	16.39%	14,715
2011	10.431033	9.705248	-6.96%	20,239
2010*	10.000000	10.431033	4.31%	22,697
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.193456	9.518933	16.18%	2,423
2011	8.830785	8.193456	-7.22%	2,551
2010	7.927560	8.830785	11.39%	4,382
2009	6.297572	7.927560	25.88%	7,311
2008*	10.000000	6.297572	-37.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.275768	10.530030	13.52%	458,219
2011	9.802822	9.275768	-5.38%	557,655
2010	7.823609	9.802822	25.30%	688,210
2009	6.229179	7.823609	25.60%	821,748
2008*	10.000000	6.229179	-37.71%	1,156
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.857019	11.330294	14.95%	252,632
2011	10.213593	9.857019	-3.49%	316,669
2010	8.641112	10.213593	18.20%	411,238
2009	6.703532	8.641112	28.90%	534,250
2008*	10.000000	6.703532	-32.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.922999	15.603980	12.07%	57,086
2011	14.183713	13.922999	-1.84%	67,602
2010	11.443667	14.183713	23.94%	85,283
2009	9.087220	11.443667	25.93%	101,773
2008	17.166371	9.087220	-47.06%	115,074
2007	15.832320	17.166371	8.43%	140,659
2006	15.526190	15.832320	1.97%	184,265
2005	14.537994	15.526190	6.80%	220,357
2004	12.973972	14.537994	12.06%	241,501
2003	9.780139	12.973972	32.66%	264,793
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	30.457117	36.242979	19.00%	104,199
2011	32.472819	30.457117	-6.21%	122,903
2010	25.960286	32.472819	25.09%	158,660
2009	20.818097	25.960286	24.70%	185,940
2008	31.056789	20.818097	-32.97%	215,834
2007	33.763890	31.056789	-8.02%	278,738
2006	29.134444	33.763890	15.89%	355,659
2005	28.608182	29.134444	1.84%	440,712
2004	24.685368	28.608182	15.89%	509,345
2003	15.928613	24.685368	54.98%	508,152
75

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	26.410500	30.137923	14.11%	106,557
2011	28.304046	26.410500	-6.69%	129,037
2010	22.859607	28.304046	23.82%	157,778
2009	17.176615	22.859607	33.09%	206,358
2008	28.126986	17.176615	-38.93%	239,784
2007	27.876127	28.126986	0.90%	297,116
2006	25.182239	27.876127	10.70%	392,822
2005	22.692159	25.182239	10.97%	501,601
2004	19.296948	22.692159	17.59%	543,249
2003	13.850506	19.296948	39.32%	548,766
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	12.124275	13.681120	12.84%	112,826
2011	12.206686	12.124275	-0.68%	138,754
2010	10.890161	12.206686	12.09%	178,192
2009	8.741250	10.890161	24.58%	230,193
2008	15.138387	8.741250	-42.26%	271,968
2007	14.164409	15.138387	6.88%	348,595
2006	12.616582	14.164409	12.27%	432,680
2005	11.884933	12.616582	6.16%	562,517
2004	10.960481	11.884933	8.43%	674,188
2003	8.699902	10.960481	25.98%	771,491
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.799163	11.209667	14.39%	208,911
2011	9.312555	9.799163	5.23%	260,825
2010	7.240299	9.312555	28.62%	329,910
2009	5.601154	7.240299	29.26%	417,138
2008*	10.000000	5.601154	-43.99%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.571451	10.812296	2.28%	23,916
2011	10.562393	10.571451	0.09%	24,029
2010	10.438093	10.562393	1.19%	37,961
2009	9.863610	10.438093	5.82%	46,410
2008*	10.000000	9.863610	-1.36%	1,345
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.754706	13.885408	18.13%	6,545
2011	13.585442	11.754706	-13.48%	4,161
2010	12.929827	13.585442	5.07%	4,295
2009*	10.000000	12.929827	29.30%	1,882
76

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.518068	10.870093	3.35%	59,746
2011	10.614801	10.518068	-0.91%	73,753
2010	10.204416	10.614801	4.02%	89,426
2009	9.113768	10.204416	11.97%	114,445
2008	10.655363	9.113768	-14.47%	105,884
2007	10.294293	10.655363	3.51%	204,210
2006	9.998849	10.294293	2.95%	224,731
2005	9.975981	9.998849	0.23%	228,703
2004	10.019076	9.975981	-0.43%	142,630
2003*	10.000000	10.019076	0.19%	35,424
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	8.103255	8.712004	7.51%	2,740
2011	8.289379	8.103255	-2.25%	2,124
2010	7.014399	8.289379	18.18%	2,391
2009	5.783597	7.014399	21.28%	4,022
2008	9.671730	5.783597	-40.20%	1,999
2007	9.739699	9.671730	-0.70%	992
2006*	10.000000	9.739699	-2.60%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.858771	14.098972	9.64%	3,504
2011	13.428283	12.858771	-4.24%	4,093
2010	11.062852	13.428283	21.38%	7,525
2009	8.519760	11.062852	29.85%	11,213
2008	14.240089	8.519760	-40.17%	17,781
2007	13.394228	14.240089	6.32%	20,871
2006	11.922729	13.394228	12.34%	23,836
2005	11.292761	11.922729	5.58%	9,834
2004*	10.000000	11.292761	12.93%	3,286
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.426823	16.597563	15.05%	105,559
2011	14.443430	14.426823	-0.11%	120,803
2010	11.468790	14.443430	25.94%	146,786
2009	8.753721	11.468790	31.02%	197,934
2008	17.395944	8.753721	-49.68%	258,079
2007	16.559762	17.395944	5.05%	292,704
2006	16.279198	16.559762	1.72%	417,888
2005	14.668150	16.279198	10.98%	524,728
2004	12.394931	14.668150	18.34%	594,200
2003	9.989064	12.394931	24.09%	645,765
77

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.597459	23.471568	19.77%	80,233
2011	21.622970	19.597459	-9.37%	105,246
2010	18.870882	21.622970	14.58%	124,939
2009	13.672499	18.870882	38.02%	171,498
2008	23.139603	13.672499	-40.91%	209,351
2007	22.026248	23.139603	5.05%	239,753
2006	18.942389	22.026248	16.28%	299,773
2005	16.767687	18.942389	12.97%	357,137
2004	14.238187	16.767687	17.77%	349,619
2003*	10.000000	14.238187	42.38%	143,315
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.376095	14.827379	19.81%	156,510
2011	13.658449	12.376095	-9.39%	177,441
2010	11.921033	13.658449	14.57%	233,401
2009	8.632507	11.921033	38.09%	298,794
2008	14.608429	8.632507	-40.91%	359,819
2007	13.907967	14.608429	5.04%	424,060
2006	11.960386	13.907967	16.28%	518,187
2005	10.590024	11.960386	12.94%	588,116
2004	8.994884	10.590024	17.73%	671,243
2003	6.365520	8.994884	41.31%	752,007
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.157406	1.57%	958
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.608873	15.713605	15.47%	238,668
2011	13.775808	13.608873	-1.21%	313,414
2010	12.008692	13.775808	14.72%	401,709
2009	9.474608	12.008692	26.75%	487,724
2008	15.585693	9.474608	-39.21%	597,849
2007	15.107682	15.585693	3.16%	830,932
2006	13.293323	15.107682	13.65%	1,078,556
2005	12.695602	13.293323	4.71%	1,284,489
2004	11.739303	12.695602	8.15%	1,419,909
2003	9.376475	11.739303	25.20%	1,603,607
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.586203	11.174456	16.57%	15,761
2011	9.921909	9.586203	-3.38%	10,196
2010	8.137614	9.921909	21.93%	17,340
2009	6.003438	8.137614	35.55%	17,221
2008	9.773861	6.003438	-38.58%	18,380
2007	10.014381	9.773861	-2.40%	30,057
2006*	10.000000	10.014381	0.14%	32,150
78

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.591802	13.091230	3.97%	42,125
2011	11.754996	12.591802	7.12%	43,309
2010	10.878232	11.754996	8.06%	33,813
2009*	10.000000	10.878232	8.78%	6,794
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.364804	11.873704	4.48%	132,365
2011	11.387689	11.364804	-0.20%	137,567
2010	10.957755	11.387689	3.92%	137,145
2009*	10.000000	10.957755	9.58%	67,630
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.508013	14.894138	29.42%	17,812
2011	10.551642	11.508013	9.06%	4,864
2010*	10.000000	10.551642	5.52%	1,564
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.525043	12.461315	8.12%	3,970
2011	11.041085	11.525043	4.38%	4,139
2010	10.429972	11.041085	5.86%	25,776
2009	9.628030	10.429972	8.33%	25,614
2008	10.852448	9.628030	-11.28%	21,069
2007	10.416914	10.852448	4.18%	27,916
2006*	10.000000	10.416914	4.17%	25,015
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	40.951512	47.725912	16.54%	10,435
2011	38.724157	40.951512	5.75%	12,872
2010	35.714045	38.724157	8.43%	15,977
2009	27.761196	35.714045	28.65%	20,995
2008	33.047924	27.761196	-16.00%	26,463
2007	31.400371	33.047924	5.25%	30,547
2006	28.681058	31.400371	9.48%	42,560
2005	25.860301	28.681058	10.91%	50,760
2004	23.781464	25.860301	8.74%	57,104
2003	18.824701	23.781464	26.33%	88,558
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.941803	51.224224	28.25%	46,356
2011	54.437435	39.941803	-26.63%	17,798
2010	43.438941	54.437435	25.32%	19,593
2009	20.624175	43.438941	110.62%	21,324
2008	59.271173	20.624175	-65.20%	25,150
2007	43.595964	59.271173	35.96%	29,643
2006	31.631833	43.595964	37.82%	56,740
2005	24.254218	31.631833	30.42%	74,687
2004	19.499977	24.254218	24.38%	83,036
2003	12.800242	19.499977	52.34%	93,751
79

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	47.994516	49.022812	2.14%	25,576
2011	58.141223	47.994516	-17.45%	13,302
2010	45.534579	58.141223	27.69%	15,037
2009	29.255507	45.534579	55.64%	15,055
2008	54.963626	29.255507	-46.77%	15,972
2007	38.274579	54.963626	43.60%	18,502
2006	31.116907	38.274579	23.00%	20,826
2005	20.764275	31.116907	49.86%	24,667
2004	16.917457	20.764275	22.74%	34,101
2003	11.826254	16.917457	43.05%	107,171
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.646448	-3.54%	37,678
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.461387	16.477775	6.57%	22,980
2011	16.402783	15.461387	-5.74%	48,930
2010	13.095791	16.402783	25.25%	49,165
2009*	10.000000	13.095791	30.96%	2,820
80

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	14.796583	17.142870	15.86%	59
2011	16.556371	14.796583	-10.63%	0
2010	13.372697	16.556371	2380.73%	65
2009	9.584868	13.372697	39.52%	65
2008	15.253782	9.584868	-37.16%	65
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.965874	13.616478	5.02%	843
2011	11.863324	12.965874	9.29%	437
2010	11.539410	11.863324	280.70%	496
2009	10.705445	11.539410	7.79%	496
2008	11.122971	10.705445	-3.75%	357
2007	10.388282	11.122971	7.07%	0
2006	10.455359	10.388282	-0.64%	0
2005	10.525419	10.455359	-0.67%	0
2004	10.171166	10.525419	3.48%	7,869
2003*	10.000000	10.171166	1.71%	5,144
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	8.934558	10.025867	12.21%	497
2011	8.859392	8.934558	0.85%	497
2010	7.935854	8.859392	11.64%	497
2009	6.870977	7.935854	15.50%	497
2008	10.740675	6.870977	-36.03%	3,776
2007	10.991050	10.740675	-2.28%	3,776
2006	9.597554	10.991050	14.52%	3,776
2005	9.378483	9.597554	2.34%	4,612
2004	8.486720	9.378483	10.51%	5,493
2003	6.708323	8.486720	26.51%	15,518
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.183065	12.722191	13.76%	1,903
2011	11.513981	11.183065	-2.87%	1,903
2010	9.872041	11.513981	16.63%	1,903
2009	7.767982	9.872041	27.09%	0
2008	10.499337	7.767982	-26.01%	0
2007	10.990225	10.499337	-4.47%	0
2006*	10.000000	10.990225	9.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.138691	13.054196	7.54%	6,190
2011	12.880041	12.138691	-5.76%	5,540
2010	11.998434	12.880041	734.77%	5,774
2009*	10.000000	11.998434	19.98%	0
81

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	13.847724	15.674227	13.19%	67
2011	14.079367	13.847724	-1.65%	67
2010	11.440921	14.079367	2306.15%	3,866
2009	9.356682	11.440921	22.28%	4,398
2008	13.848764	9.356682	-32.44%	4,715
2007	14.255437	13.848764	-2.85%	4,760
2006	12.739348	14.255437	11.90%	5,003
2005	12.146432	12.739348	4.88%	1,137
2004	10.189578	12.146432	19.20%	1,037
2003	7.561672	10.189578	34.75%	1,096
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	7.351502	8.050318	9.51%	0
2011	7.449387	7.351502	-1.31%	0
2010	6.633946	7.449387	12.29%	1,422
2009	5.071304	6.633946	30.81%	2,008
2008	7.907868	5.071304	-35.87%	2,076
2007	7.502604	7.907868	5.40%	2,305
2006	7.024598	7.502604	6.80%	2,414
2005	6.931538	7.024598	1.34%	2,422
2004	6.673008	6.931538	3.87%	2,390
2003	5.414906	6.673008	23.23%	2,330
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	8.556201	9.684423	13.19%	9,505
2011	8.587027	8.556201	-0.36%	9,815
2010	7.645562	8.587027	12.31%	9,745
2009	6.187991	7.645562	23.55%	9,973
2008	10.066260	6.187991	-38.53%	10,397
2007	9.779977	10.066260	2.93%	13,948
2006	8.657565	9.779977	12.96%	15,376
2005	8.455066	8.657565	2.40%	15,161
2004	7.813792	8.455066	8.21%	25,104
2003	6.224012	7.813792	25.54%	28,516
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	10.494613	11.333713	8.00%	479
2011	9.843066	10.494613	6.62%	682
2010	8.727467	9.843066	12.78%	820
2009	7.281204	8.727467	19.86%	1,364
2008	10.568283	7.281204	-31.10%	1,393
2007	10.087808	10.568283	4.76%	1,209
2006	8.854989	10.087808	13.92%	1,271
2005	8.673868	8.854989	2.09%	1,287
2004	8.442921	8.673868	2.74%	1,343
2003	7.124457	8.442921	18.51%	882
82

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	14.506954	15.566295	7.30%	524
2011	14.502814	14.506954	0.03%	590
2010	13.666705	14.502814	611.79%	958
2009	11.602934	13.666705	17.79%	4,196
2008	12.796547	11.602934	-9.33%	5,884
2007	12.417436	12.796547	3.05%	11,559
2006	12.189609	12.417436	1.87%	14,172
2005	12.303438	12.189609	-0.93%	15,371
2004	12.140716	12.303438	1.34%	18,686
2003	11.862727	12.140716	2.34%	23,245
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.620606	11.600113	9.22%	0
2011	10.889933	10.620606	-2.47%	0
2010	9.876750	10.889933	10.26%	0
2009	8.134234	9.876750	21.42%	0
2008	11.101187	8.134234	-26.73%	0
2007	10.448873	11.101187	6.24%	0
2006*	10.000000	10.448873	4.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.123906	11.206386	10.69%	0
2011	10.468897	10.123906	-3.30%	0
2010	9.346999	10.468897	12.00%	0
2009	7.421577	9.346999	25.94%	0
2008	11.278025	7.421577	-34.19%	0
2007	10.468731	11.278025	7.73%	0
2006*	10.000000	10.468731	4.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.584450	10.824299	12.94%	0
2011	10.071160	9.584450	-4.83%	0
2010	8.877203	10.071160	13.45%	0
2009	6.907583	8.877203	28.51%	0
2008	11.406412	6.907583	-39.44%	0
2007	10.488750	11.406412	8.75%	0
2006*	10.000000	10.488750	4.89%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.229735	9.453533	2.42%	87
2011	9.954575	9.229735	-7.28%	87
2010	8.541938	9.954575	16.54%	68
2009	5.918496	8.541938	44.33%	68
2008	13.273426	5.918496	-55.41%	68
2007	9.319807	13.273426	42.42%	221
2006*	10.000000	9.319807	-6.80%	0
83

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	9.792796	11.222931	14.60%	4,524
2011	9.927379	9.792796	-1.36%	4,635
2010	8.819788	9.927379	12.56%	4,693
2009	6.935423	8.819788	27.17%	9,126
2008	12.377697	6.935423	-43.97%	10,941
2007	12.480760	12.377697	-0.83%	14,407
2006	10.626821	12.480760	17.45%	15,866
2005	10.273613	10.626821	3.44%	22,419
2004	9.431146	10.273613	8.93%	26,140
2003	7.405226	9.431146	27.36%	24,278
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	7.915072	8.866465	12.02%	2,015
2011	8.081337	7.915072	-2.06%	2,186
2010	6.660623	8.081337	21.33%	2,048
2009	5.314525	6.660623	25.33%	7,803
2008	10.299075	5.314525	-48.40%	8,459
2007	8.301332	10.299075	24.07%	8,870
2006	7.952242	8.301332	4.39%	8,840
2005	7.694090	7.952242	3.36%	8,852
2004	7.618533	7.694090	0.99%	17,167
2003	5.866545	7.618533	29.86%	15,817
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	10.806391	12.068349	11.68%	4,050
2011	10.631486	10.806391	1.65%	5,860
2010	9.553330	10.631486	11.29%	6,000
2009	6.793998	9.553330	40.61%	6,082
2008	9.270443	6.793998	-26.71%	6,211
2007	9.234781	9.270443	0.39%	10,012
2006	8.492610	9.234781	8.74%	13,034
2005	8.469429	8.492610	0.27%	15,133
2004	7.910922	8.469429	7.06%	17,155
2003	6.370568	7.910922	24.18%	16,625
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.373572	12.691012	11.58%	1,116
2011	11.182030	11.373572	1.71%	0
2010	10.059148	11.182030	11.16%	771
2009	7.145920	10.059148	40.77%	1,953
2008	9.739577	7.145920	-26.63%	1,363
2007*	10.000000	9.739577	-2.60%	780
84

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	12.588211	13.020794	3.44%	3,193
2011	12.005169	12.588211	4.86%	0
2010	11.399748	12.005169	531.08%	632
2009	10.076699	11.399748	13.13%	632
2008	10.659989	10.076699	-5.47%	0
2007	10.460531	10.659989	1.91%	0
2006	10.254255	10.460531	2.01%	0
2005	10.270637	10.254255	-0.16%	0
2004	10.066869	10.270637	2.02%	0
2003*	10.000000	10.066869	0.67%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	9.851380	11.055237	12.22%	4,726
2011	11.281679	9.851380	-12.68%	4,233
2010	8.962645	11.281679	25.87%	4,412
2009	6.545147	8.962645	36.94%	0
2008	11.063830	6.545147	-40.84%	0
2007	9.796829	11.063830	12.93%	0
2006*	10.000000	9.796829	-2.03%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	8.964905	10.568187	17.88%	2,934
2011	11.074247	8.964905	-19.05%	2,934
2010	10.021101	11.074247	10.51%	2,934
2009	8.104022	10.021101	23.66%	2,934
2008	14.762178	8.104022	-45.10%	2,934
2007	12.879820	14.762178	14.61%	3,142
2006	11.164941	12.879820	15.36%	3,142
2005	9.594958	11.164941	16.36%	3,796
2004	8.644743	9.594958	10.99%	3,992
2003	6.172254	8.644743	40.06%	4,241
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.153895	13.162665	18.01%	1,698
2011	13.790680	11.153895	-19.12%	1,790
2010	12.477310	13.790680	1052.61%	1,854
2009	10.086167	12.477310	23.71%	2,032
2008	18.377070	10.086167	-45.12%	3,533
2007	16.031254	18.377070	14.63%	5,266
2006	13.896449	16.031254	15.36%	5,402
2005	11.947091	13.896449	16.32%	5,061
2004	10.763107	11.947091	11.00%	3,728
2003	7.682181	10.763107	40.10%	4,027
85

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.141909	15.092274	24.30%	0
2011	13.619716	12.141909	-10.85%	0
2010	11.012465	13.619716	2367.55%	0
2009	7.154014	11.012465	53.93%	1,340
2008	14.983218	7.154014	-52.25%	1,313
2007	14.509632	14.983218	3.26%	1,266
2006	12.767144	14.509632	13.65%	1,547
2005	12.728329	12.767144	0.30%	1,569
2004	11.417557	12.728329	11.48%	1,430
2003	7.398393	11.417557	54.32%	1,569
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.288871	12.436769	10.17%	741
2011	11.273453	11.288871	0.14%	164
2010	10.230415	11.273453	1019.55%	0
2009	7.714445	10.230415	32.61%	0
2008	11.213757	7.714445	-31.21%	0
2007	11.052167	11.213757	1.46%	0
2006*	10.000000	11.052167	10.52%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.412717	10.897824	15.78%	48
2011	10.000102	9.412717	-5.87%	0
2010	7.974301	10.000102	25.40%	0
2009	6.313079	7.974301	26.31%	0
2008	9.637355	6.313079	-34.49%	0
2007	10.095671	9.637355	-4.54%	0
2006*	10.000000	10.095671	0.96%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	0
2009	6.557922	8.353912	27.39%	0
2008*	10.000000	6.557922	-34.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	9.864528	10.916226	10.66%	0
2011	11.987213	9.864528	-17.71%	0
2010	10.429904	11.987213	1493.12%	194
2009	6.177452	10.429904	68.84%	194
2008	13.346764	6.177452	-53.72%	0
2007	10.605141	13.346764	25.85%	0
2006*	10.000000	10.605141	6.05%	0
86

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	8.826599	10.211932	15.69%	0
2011	10.103873	8.826599	-12.64%	0
2010	9.529818	10.103873	6.02%	0
2009	7.102305	9.529818	34.18%	0
2008	12.183609	7.102305	-41.71%	0
2007	10.792161	12.183609	12.89%	0
2006*	10.000000	10.792161	7.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.752938	16.600586	12.52%	990
2011	15.210259	14.752938	-3.01%	126
2010	13.597042	15.210259	1186.45%	231
2009	11.713936	13.597042	16.08%	231
2008	11.277465	11.713936	3.87%	108
2007	10.386573	11.277465	8.58%	0
2006*	10.000000	10.386573	3.87%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	9.757969	10.821283	10.90%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.680111	-3.20%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	18.837087	21.954356	16.55%	1,295
2011	20.755721	18.837087	-9.24%	1,452
2010	19.528147	20.755721	628.62%	1,452
2009	15.967834	19.528147	22.30%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	7.961469	9.643588	21.13%	1,332
2011	8.747446	7.961469	-8.99%	673
2010	8.399844	8.747446	4.14%	940
2009	5.882077	8.399844	42.80%	6,909
2008	10.800350	5.882077	-45.54%	6,986
2007	8.083227	10.800350	33.61%	9,000
2006	7.574085	8.083227	6.72%	10,581
2005	6.880030	7.574085	10.09%	12,415
2004	5.963253	6.880030	15.37%	13,307
2003	5.071211	5.963253	17.59%	15,233
87

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.025447	4.690536	16.52%	1,903
2011	4.505956	4.025447	-10.66%	1,037
2010	3.703644	4.505956	21.66%	1,037
2009	2.413657	3.703644	53.45%	1,037
2008	4.405086	2.413657	-45.21%	1,037
2007	3.701531	4.405086	19.01%	3,002
2006	3.509816	3.701531	5.46%	3,002
2005	3.216948	3.509816	9.10%	3,003
2004	3.270799	3.216948	-1.65%	4,473
2003	2.283163	3.270799	43.26%	8,684
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.321973	11.424826	10.68%	4,547
2011	15.598174	10.321973	-33.83%	1,786
2010	12.757117	15.598174	2227.04%	1,786
2009	7.284215	12.757117	75.13%	7,915
2008	15.592266	7.284215	-53.28%	7,915
2007	12.455029	15.592266	25.19%	10,161
2006	8.684672	12.455029	43.41%	11,687
2005	6.729816	8.684672	29.05%	13,100
2004	5.797749	6.729816	16.08%	13,922
2003	4.406372	5.797749	31.58%	14,452
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	13.513920	15.908951	17.72%	687
2011	13.525017	13.513920	-0.08%	2,141
2010	11.201705	13.525017	2074.07%	4,240
2009	9.040208	11.201705	23.91%	4,240
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.210767	13.838132	13.33%	0
2011	12.543393	12.210767	-2.65%	0
2010	11.531909	12.543393	877.12%	0
2009	9.629397	11.531909	19.76%	0
2008	14.639860	9.629397	-34.22%	0
2007	13.914350	14.639860	5.21%	0
2006	11.805572	13.914350	17.86%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.264305	11.637191	13.38%	164
2011	10.684664	10.264305	-3.93%	0
2010*	10.000000	10.684664	6.85%	0
88

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	5.241106	5.844248	11.51%	0
2011	5.396019	5.241106	-2.87%	0
2010	4.626753	5.396019	16.63%	0
2009	3.544436	4.626753	30.54%	0
2008	5.913085	3.544436	-40.06%	0
2007	5.058202	5.913085	16.90%	0
2006	4.871231	5.058202	3.84%	0
2005	4.676487	4.871231	4.16%	0
2004	4.421055	4.676487	5.78%	0
2003	3.405447	4.421055	29.82%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.522644	15.163535	12.13%	8,894
2011	13.737383	13.522644	-1.56%	9,009
2010	12.379408	13.737383	1096.96%	9,204
2009*	10.000000	12.379408	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.679028	10.953289	13.17%	17,003
2011	9.805182	9.679028	-1.29%	17,003
2010	8.950048	9.805182	9.55%	15,617
2009	7.415149	8.950048	20.70%	1,015
2008	10.797061	7.415149	-31.32%	1,015
2007	10.402421	10.797061	3.79%	496
2006*	10.000000	10.402421	4.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.837297	11.124682	2.65%	0
2011	10.480500	10.837297	3.40%	0
2010	10.110557	10.480500	365.90%	279
2009	9.217980	10.110557	9.68%	279
2008	10.457773	9.217980	-11.86%	120
2007	10.384612	10.457773	0.70%	0
2006*	10.000000	10.384612	3.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.587174	11.446637	19.40%	254
2011	10.808710	9.587174	-11.30%	86
2010	9.929560	10.808710	8.85%	0
2009	7.169940	9.929560	38.49%	0
2008	11.947796	7.169940	-39.99%	0
2007	10.683364	11.947796	11.84%	1,202
2006*	10.000000	10.683364	6.83%	0
89

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.916863	10.237758	14.81%	0
2011	9.565490	8.916863	-6.78%	0
2010	8.274989	9.565490	15.60%	0
2009	6.096694	8.274989	35.73%	0
2008	11.175007	6.096694	-45.44%	0
2007	10.212629	11.175007	9.42%	0
2006*	10.000000	10.212629	2.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.830551	8.964552	14.48%	113
2011	8.189432	7.830551	-4.38%	223
2010	7.545396	8.189432	8.54%	0
2009	5.903354	7.545396	27.82%	0
2008	9.746269	5.903354	-39.43%	0
2007*	10.000000	9.746269	-2.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.149413	15.851675	12.03%	568
2011	13.934927	14.149413	1.54%	662
2010	12.591881	13.934927	1066.60%	759
2009	8.818504	12.591881	42.79%	816
2008	12.521823	8.818504	-29.57%	906
2007	12.415842	12.521823	0.85%	1,450
2006	11.477315	12.415842	8.18%	1,523
2005	11.461933	11.477315	0.13%	2,428
2004	10.644927	11.461933	7.68%	2,824
2003	8.901664	10.644927	19.58%	6,487
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.795478	14.353819	12.18%	117
2011	12.602795	12.795478	1.53%	118
2010	11.387549	12.602795	1067.17%	119
2009	7.970615	11.387549	42.87%	121
2008	11.334958	7.970615	-29.68%	136
2007	11.235365	11.334958	0.89%	131
2006	10.386510	11.235365	8.17%	132
2005*	10.000000	10.386510	3.87%	131
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.079473	9.360271	15.85%	418
2011	8.457532	8.079473	-4.47%	418
2010	7.469516	8.457532	13.23%	418
2009	5.941349	7.469516	25.72%	418
2008	9.641992	5.941349	-38.38%	849
2007	10.083630	9.641992	-4.38%	6,615
2006	8.895000	10.083630	13.36%	8,641
2005	8.723996	8.895000	1.96%	10,297
2004	7.591688	8.723996	14.92%	1,945
2003	5.905872	7.591688	28.54%	374
90

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.464812	8.537027	14.36%	379
2011	8.635830	7.464812	-13.56%	2,194
2010	7.637902	8.635830	13.07%	2,575
2009	5.105704	7.637902	49.60%	3,298
2008*	10.000000	5.105704	-48.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	8.962109	9.772315	9.04%	0
2011	9.464268	8.962109	-5.31%	0
2010	7.830477	9.464268	20.86%	0
2009	6.087100	7.830477	28.64%	0
2008*	10.000000	6.087100	-39.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
2009	6.318315	7.983421	26.35%	0
2008*	10.000000	6.318315	-36.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.610103	10.437720	8.61%	0
2011	9.959791	9.610103	-3.51%	0
2010	9.223900	9.959791	7.98%	0
2009	7.871204	9.223900	17.19%	0
2008*	10.000000	7.871204	-21.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.016475	10.020638	11.14%	0
2011	9.548087	9.016475	-5.57%	0
2010	8.686563	9.548087	9.92%	0
2009	7.153399	8.686563	21.43%	0
2008*	10.000000	7.153399	-28.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.322914	10.852280	5.13%	0
2011	10.407724	10.322914	-0.81%	0
2010	9.964165	10.407724	4.45%	0
2009	9.014543	9.964165	10.53%	0
2008*	10.000000	9.014543	-9.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.317957	10.239715	9.89%	0
2011	9.754667	9.317957	-4.48%	0
2010	8.955653	9.754667	8.92%	0
2009	7.509050	8.955653	19.26%	0
2008*	10.000000	7.509050	-24.91%	0
91

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	0
2009	6.792527	8.408744	23.79%	0
2008*	10.000000	6.792527	-32.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
2009	8.248893	9.493792	15.09%	0
2008*	10.000000	8.248893	-17.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.379838	11.991797	5.38%	0
2011	10.915246	11.379838	4.26%	0
2010	10.425092	10.915246	470.17%	0
2009	9.798799	10.425092	6.39%	0
2008*	10.000000	9.798799	-2.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.217619	12.798656	4.76%	39
2011	11.779323	12.217619	3.72%	526
2010	11.140309	11.779323	5.74%	656
2009	9.782878	11.140309	13.88%	656
2008*	10.000000	9.782878	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	17.868542	20.483275	14.63%	0
2011	23.536301	17.868542	-24.08%	0
2010	20.714473	23.536301	1362.25%	0
2009	12.969062	20.714473	59.72%	0
2008	31.397914	12.969062	-58.69%	0
2007	22.054946	31.397914	42.36%	0
2006	16.493390	22.054946	33.72%	0
2005	12.713638	16.493390	29.73%	0
2004	10.766220	12.713638	18.09%	0
2003	6.660810	10.766220	61.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	19.987875	22.916265	14.65%	37
2011	26.333821	19.987875	-24.10%	1,053
2010	23.168812	26.333821	1366.06%	2,273
2009	14.490549	23.168812	59.89%	2,273
2008	35.137800	14.490549	-58.76%	2,398
2007	24.687179	35.137800	42.33%	3,751
2006	18.471789	24.687179	33.65%	3,652
2005	14.236749	18.471789	29.75%	2,468
2004	12.054715	14.236749	18.10%	208
2003	7.459964	12.054715	61.59%	73
92

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	14.902812	15.019657	0.78%	3,517
2011	14.206388	14.902812	4.90%	2,568
2010	13.863022	14.206388	247.68%	3,187
2009	13.803730	13.863022	0.43%	4,214
2008	13.102704	13.803730	5.35%	3,971
2007	12.503923	13.102704	4.79%	5,144
2006	12.371062	12.503923	1.07%	5,603
2005	12.248814	12.371062	1.00%	6,487
2004	12.128686	12.248814	0.99%	6,635
2003	12.158343	12.128686	-0.24%	15,186
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	9.511775	10.753942	13.06%	325
2011	10.777854	9.511775	-11.75%	325
2010	9.727222	10.777854	10.80%	0
2009	7.667186	9.727222	26.87%	0
2008	14.533790	7.667186	-47.25%	0
2007	11.689259	14.533790	24.33%	0
2006	8.988342	11.689259	30.05%	0
2005	7.057732	8.988342	27.35%	0
2004	6.319464	7.057732	11.68%	0
2003	4.764292	6.319464	32.64%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	15.391020	17.396394	13.03%	1,368
2011	17.439588	15.391020	-11.75%	1,368
2010	15.742482	17.439588	1078.04%	2,931
2009	12.413380	15.742482	26.82%	2,931
2008	23.523222	12.413380	-47.23%	2,931
2007	18.918849	23.523222	24.34%	5,316
2006	14.549040	18.918849	30.04%	4,067
2005	11.427124	14.549040	27.32%	0
2004	10.217597	11.427124	11.84%	0
2003	7.719631	10.217597	32.36%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.241943	8.372107	15.61%	0
2011	8.496374	7.241943	-14.76%	0
2010	8.088902	8.496374	5.04%	0
2009	6.431015	8.088902	25.78%	0
2008	11.555148	6.431015	-44.35%	348
2007	10.802306	11.555148	6.97%	348
2006*	10.000000	10.802306	8.02%	348
93

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	11.877297	13.462653	13.35%	7,781
2011	12.640935	11.877297	-6.04%	7,781
2010	11.275573	12.640935	1210.90%	7,781
2009	9.063460	11.275573	24.41%	7,781
2008	14.674212	9.063460	-38.24%	7,781
2007	14.162292	14.674212	3.61%	15,009
2006	12.389980	14.162292	14.30%	7,781
2005	11.736943	12.389980	5.56%	7,782
2004	10.524667	11.736943	11.52%	65,682
2003	8.160577	10.524667	28.97%	45,921
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.153512	13.001097	6.97%	0
2011	12.317334	12.153512	-1.33%	0
2010	11.468700	12.317334	739.96%	0
2009*	10.000000	11.468700	14.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	956.74%	0
2009*	10.000000	12.024686	20.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.752368	12.088038	2.86%	37,410
2011	11.673957	11.752368	0.67%	37,410
2010	11.272269	11.673957	356.35%	37,410
2009	10.565944	11.272269	6.68%	0
2008	11.496047	10.565944	-8.09%	0
2007	11.155745	11.496047	3.05%	0
2006	10.743737	11.155745	3.83%	0
2005	10.633118	10.743737	1.04%	0
2004	10.388956	10.633118	2.35%	35,311
2003	9.844280	10.388956	5.53%	38,879
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.117394	13.131451	8.37%	0
2011	12.394401	12.117394	-2.23%	0
2010	11.426058	12.394401	847.49%	0
2009	9.806543	11.426058	16.51%	0
2008	13.055741	9.806543	-24.89%	7,561
2007	12.635905	13.055741	3.32%	0
2006	11.602141	12.635905	8.91%	6,923
2005	11.260586	11.602141	3.03%	6,923
2004	10.511469	11.260586	7.13%	291,561
2003	8.952638	10.511469	17.41%	280,231
94

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.133016	13.498218	11.25%	0
2011	12.674949	12.133016	-4.28%	0
2010	11.485760	12.674949	1035.36%	0
2009	9.441190	11.485760	21.66%	29,706
2008	14.070907	9.441190	-32.90%	30,292
2007	13.555454	14.070907	3.80%	32,031
2006	12.100071	13.555454	12.03%	30,022
2005	11.554315	12.100071	4.72%	40,423
2004	10.539613	11.554315	9.63%	185,981
2003	8.509285	10.539613	23.86%	235,385
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.177236	12.866162	5.66%	0
2011	12.198921	12.177236	-0.18%	0
2010	11.494305	12.198921	613.01%	0
2009	10.258994	11.494305	12.04%	0
2008	12.347458	10.258994	-16.91%	0
2007	11.927822	12.347458	3.52%	0
2006	11.247978	11.927822	6.04%	0
2005	11.006534	11.247978	2.19%	0
2004	10.502231	11.006534	4.80%	160,779
2003	9.444587	10.502231	11.20%	178,115
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.092386	15.196167	16.07%	14,509
2011	13.692136	13.092386	-4.38%	16,771
2010	12.867621	13.692136	640.77%	20,066
2009*	10.000000	12.867621	28.68%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.563976	21.326835	14.88%	4,324
2011	19.476305	18.563976	-4.68%	4,324
2010	15.779485	19.476305	2342.80%	6,010
2009	11.798022	15.779485	33.75%	9,038
2008	18.987431	11.798022	-37.86%	9,165
2007	18.052218	18.987431	5.18%	12,803
2006	16.796167	18.052218	7.48%	13,016
2005	15.319315	16.796167	9.64%	11,491
2004	13.534578	15.319315	13.19%	12,716
2003	10.277402	13.534578	31.69%	13,281
95

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.089373	9.866813	-2.21%	5,509
2011	10.315697	10.089373	-2.19%	5,415
2010	10.547730	10.315697	-219.98%	8,591
2009	10.780474	10.547730	-2.16%	46,129
2008	10.801157	10.780474	-0.19%	62,424
2007	10.540307	10.801157	2.47%	10,355
2006	10.309696	10.540307	2.24%	36,171
2005	10.267038	10.309696	0.42%	34,027
2004	10.413500	10.267038	-1.41%	45,178
2003	10.581548	10.413500	-1.59%	59,044
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.329551	15.730200	9.77%	1,004
2011	13.880944	14.329551	3.23%	260
2010	12.834262	13.880944	815.54%	989
2009	10.550599	12.834262	21.64%	3,960
2008	13.043358	10.550599	-19.11%	4,079
2007	12.748732	13.043358	2.31%	4,180
2006	12.433153	12.748732	2.54%	4,047
2005	12.440836	12.433153	-0.06%	3,799
2004	11.940484	12.440836	4.19%	42,307
2003	10.889602	11.940484	9.65%	42,667
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	7.981961	9.037720	13.23%	3,563
2011	9.004665	7.981961	-11.36%	3,563
2010	8.073761	9.004665	11.53%	3,563
2009	6.049680	8.073761	33.46%	6,718
2008*	10.000000	6.049680	-39.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.114798	13.889668	14.65%	1,486
2011	14.766524	12.114798	-17.96%	2,588
2010	14.228697	14.766524	377.99%	2,588
2009	11.205365	14.228697	26.98%	2,588
2008	21.350365	11.205365	-47.52%	2,588
2007	21.211573	21.350365	0.65%	2,956
2006	17.668354	21.211573	20.05%	3,041
2005	16.121390	17.668354	9.60%	3,179
2004	13.706741	16.121390	17.62%	2,303
2003*	10.000000	13.706741	37.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.538057	9.715408	13.79%	2,693
2011	8.991007	8.538057	-5.04%	2,693
2010	7.958679	8.991007	12.97%	2,990
2009	6.270513	7.958679	26.92%	591
2008*	10.000000	6.270513	-37.29%	0
96

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.541790	10.993343	15.21%	128
2011	10.360058	9.541790	-7.90%	0
2010*	10.000000	10.360058	3.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.893419	9.077336	15.00%	0
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
2009	6.254822	7.794044	24.61%	0
2008*	10.000000	6.254822	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	8.936213	10.041657	12.37%	16,469
2011	9.540351	8.936213	-6.33%	16,528
2010	7.691865	9.540351	24.03%	16,586
2009	6.186904	7.691865	24.32%	18,159
2008*	10.000000	6.186904	-38.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.496154	10.804765	13.78%	2,459
2011	9.940108	9.496154	-4.47%	2,896
2010	8.495635	9.940108	17.00%	2,790
2009	6.658061	8.495635	27.60%	3,321
2008*	10.000000	6.658061	-33.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	12.239809	13.578402	10.94%	2,980
2011	12.596266	12.239809	-2.83%	3,002
2010	10.266672	12.596266	2269.08%	3,237
2009	8.235950	10.266672	24.66%	4,119
2008	15.717907	8.235950	-47.60%	4,076
2007	14.645439	15.717907	7.32%	5,144
2006	14.508796	14.645439	0.94%	5,817
2005	13.723755	14.508796	5.72%	6,332
2004	12.372523	13.723755	10.92%	7,461
2003	9.421976	12.372523	31.32%	7,498
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	19.768284	23.285056	17.79%	3,394
2011	21.291755	19.768284	-7.16%	3,534
2010	17.195450	21.291755	2382.20%	4,067
2009	13.930430	17.195450	23.44%	4,384
2008	20.994710	13.930430	-33.65%	4,359
2007	23.059585	20.994710	-8.95%	7,636
2006	20.100696	23.059585	14.72%	8,066
2005	19.938786	20.100696	0.81%	11,244
2004	17.380579	19.938786	14.72%	17,952
2003	11.329505	17.380579	53.41%	16,495
97

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	19.244030	21.737266	12.96%	400
2011	20.834303	19.244030	-7.63%	400
2010	16.998540	20.834303	2256.52%	400
2009	12.903236	16.998540	31.74%	1,121
2008	21.345940	12.903236	-39.55%	2,404
2007	21.373134	21.345940	-0.13%	3,708
2006	19.504567	21.373134	9.58%	3,756
2005	17.754986	19.504567	9.85%	4,176
2004	15.252779	17.754986	16.40%	3,484
2003	11.059519	15.252779	37.92%	7,114
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.331552	9.306013	11.70%	1,017
2011	8.473768	8.331552	-1.68%	3,303
2010	7.637082	8.473768	10.96%	6,549
2009	6.192790	7.637082	23.32%	1,126
2008	10.834878	6.192790	-42.84%	1,126
2007	10.241994	10.834878	5.79%	2,466
2006	9.215792	10.241994	11.14%	2,466
2005	8.769845	9.215792	5.09%	2,466
2004	8.170362	8.769845	7.34%	5,093
2003	6.551449	8.170362	24.71%	5,093
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.440062	10.689351	13.23%	10,677
2011	9.062776	9.440062	4.16%	10,801
2010	7.118002	9.062776	27.32%	10,944
2009	5.562940	7.118002	27.95%	7,401
2008*	10.000000	5.562940	-44.37%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	0
2010	10.262637	10.279747	16.67%	227
2009	9.796941	10.262637	4.75%	227
2008*	10.000000	9.796941	-2.03%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.440266	13.376906	16.93%	134
2011	13.357126	11.440266	-14.35%	134
2010	12.842401	13.357126	400.80%	0
2009*	10.000000	12.842401	28.42%	0
98

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.630564	9.851884	2.30%	0
2011	9.818249	9.630564	-1.91%	0
2010	9.535164	9.818249	2.97%	0
2009	8.603081	9.535164	10.83%	0
2008	10.161177	8.603081	-15.33%	0
2007	9.917761	10.161177	2.45%	0
2006	9.731335	9.917761	1.92%	0
2005	9.808073	9.731335	-0.78%	0
2004	9.951175	9.808073	-1.44%	6,351
2003*	10.000000	9.951175	-0.49%	1,653
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.714572	11.402633	6.42%	0
2011	11.072533	10.714572	-3.23%	0
2010	9.465140	11.072533	16.98%	0
2009	7.884137	9.465140	20.05%	0
2008	13.319541	7.884137	-40.81%	0
2007	13.551102	13.319541	-1.71%	0
2006	13.163790	13.551102	2.94%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	11.894743	12.909635	8.53%	0
2011	12.548331	11.894743	-5.21%	0
2010	10.443480	12.548331	2015.47%	0
2009	8.125014	10.443480	28.53%	0
2008	13.719597	8.125014	-40.78%	0
2007	13.037326	13.719597	5.23%	0
2006	11.723327	13.037326	11.21%	0
2005	11.217069	11.723327	4.51%	0
2004*	10.000000	11.217069	12.17%	154
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	8.697605	9.904772	13.88%	3,778
2011	8.796462	8.697605	-1.12%	3,847
2010	7.056151	8.796462	24.66%	3,899
2009	5.440766	7.056151	29.69%	3,899
2008	10.923198	5.440766	-50.19%	7,265
2007	10.505043	10.923198	3.98%	8,802
2006	10.432419	10.505043	0.70%	8,802
2005	9.495781	10.432419	9.86%	10,225
2004	8.106165	9.495781	17.14%	10,605
2003	6.599464	8.106165	22.83%	10,607
99

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	17.943788	21.273037	18.55%	613
2011	20.000580	17.943788	-10.28%	614
2010	17.633242	20.000580	1342.54%	1,257
2009	12.906444	17.633242	36.62%	1,438
2008	22.067035	12.906444	-41.51%	1,473
2007	21.221247	22.067035	3.99%	1,320
2006	18.436138	21.221247	15.11%	2,604
2005	16.485857	18.436138	11.83%	1,363
2004	14.141920	16.485857	16.57%	32,664
2003*	10.000000	14.141920	41.42%	29,464
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	10.990958	13.034339	18.59%	1,257
2011	12.253678	10.990958	-10.30%	1,264
2010	10.804180	12.253678	1341.61%	1,427
2009	7.903754	10.804180	36.70%	1,432
2008	13.512292	7.903754	-41.51%	2,587
2007	12.996648	13.512292	3.97%	3,425
2006	11.290616	12.996648	15.11%	3,787
2005	10.098870	11.290616	11.80%	3,795
2004	8.665362	10.098870	16.54%	5,551
2003	6.194920	8.665362	39.88%	5,848
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.138795	1.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	8.861612	10.128385	14.30%	3,941
2011	9.061844	8.861612	-2.21%	3,941
2010	7.980089	9.061844	13.56%	3,941
2009	6.360525	7.980089	25.46%	8,100
2008	10.570308	6.360525	-39.83%	8,100
2007	10.351457	10.570308	2.11%	8,401
2006	9.201145	10.351457	12.50%	9,013
2005	8.876997	9.201145	3.65%	12,189
2004	8.292232	8.876997	7.05%	20,587
2003	6.690842	8.292232	23.93%	28,321
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.048894	10.441140	15.39%	0
2011	9.461389	9.048894	-4.36%	0
2010	7.839168	9.461389	20.69%	0
2009	5.842436	7.839168	34.18%	0
2008	9.609304	5.842436	-39.20%	0
2007	9.947032	9.609304	-3.40%	0
2006*	10.000000	9.947032	-0.53%	0
100

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	0
2010	10.804504	11.557154	696.61%	0
2009*	10.000000	10.804504	8.05%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.060744	11.438755	3.42%	12,701
2011	11.196028	11.060744	-1.21%	14,412
2010	10.883488	11.196028	287.17%	14,617
2009*	10.000000	10.883488	8.83%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	0
2010*	10.000000	10.480715	4.81%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	10.879674	11.644177	7.03%	0
2011	10.529078	10.879674	3.33%	0
2010	10.047962	10.529078	4.79%	0
2009	9.370189	10.047962	7.23%	0
2008	10.669846	9.370189	-12.18%	0
2007	10.346901	10.669846	3.12%	0
2006*	10.000000	10.346901	3.47%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	27.792230	32.061221	15.36%	0
2011	26.548586	27.792230	4.68%	0
2010	24.735120	26.548586	733.15%	0
2009	19.423520	24.735120	27.35%	0
2008	23.359018	19.423520	-16.85%	0
2007	22.422608	23.359018	4.18%	1,579
2006	20.689585	22.422608	8.38%	1,579
2005	18.844947	20.689585	9.79%	1,579
2004	17.507218	18.844947	7.64%	1,579
2003	13.999772	17.507218	25.05%	2,569
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	22.945511	29.128592	26.95%	941
2011	31.592570	22.945511	-27.37%	941
2010	25.466956	31.592570	2405.32%	1,061
2009	12.214727	25.466956	108.49%	1,061
2008	35.464292	12.214727	-65.56%	1,061
2007	26.353137	35.464292	34.57%	1,061
2006	19.315823	26.353137	36.43%	1,061
2005	14.961568	19.315823	29.10%	1,060
2004	12.151788	14.961568	23.12%	1,060
2003	8.058096	12.151788	50.80%	1,060
101

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	33.424769	33.794379	1.11%	290
2011	40.904887	33.424769	-18.29%	0
2010	32.362732	40.904887	2639.50%	116
2009	21.005424	32.362732	54.07%	116
2008	39.868718	21.005424	-47.31%	116
2007	28.048427	39.868718	42.14%	116
2006	23.035585	28.048427	21.76%	116
2005	15.528066	23.035585	48.35%	116
2004	12.780575	15.528066	21.50%	116
2003	9.025587	12.780575	41.60%	116
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.581217	-4.19%	575
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.047983	15.874440	5.49%	0
2011	16.127184	15.047983	-6.69%	0
2010	13.007237	16.127184	23.99%	0
2009*	10.000000	13.007237	30.07%	0
102

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
103

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
104

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs
Distributions from IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
105

•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
106

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
107

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or
108

•	the distribution satisfies the minimum distribution requirements imposed by the Code.
•	In addition, under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
109

Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
110

(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs and Roth IRAs
Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
111

(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
112

State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
113

The Best of America® CHOICE Annuity (Key Bank)
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2013), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 46. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	American Century Variable Portfolios, Inc.
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Fidelity Variable Insurance Products Fund
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	T. Rowe Price Equity Series, Inc.
•	Van Eck VIP Trust
•	Victory Variable Insurance Funds
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
1

Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Annuity Option.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
3

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
4

5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	1.20%
Death Benefit Options (an applicant may elect one)
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15%
Total Variable Account charges (including this option only)	1.35%
5% Enhanced Death Benefit Option (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option)	0.05%
Total Variable Account charges (including this option only)	1.25%
Guaranteed Minimum Income Benefit Options (no longer available)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.65%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account charges (including this option only)	1.50%
Spousal Protection Annuity Option[6]	0.00%
Total Variable Account charges (including this option only)	1.20%
Beneficiary Protector Option	0.40%
Total Variable Account charges (including this option)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.20%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Spousal Protection Annuity Option	0.00%
Beneficiary Protector Option	0.40%
Maximum Possible Total Variable Account Charges	2.20%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract; or
8

•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or Qualified Plans.
[2]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	The Spousal Protection Annuity Option is only available for contracts issued as Individual Retirement Annuities and Non-Qualified Contracts.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.58%	1.34%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (2.20%).
9

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.34%)	$ 1,072	$ 1,629	$ 2,207	$ 3,939	*	$ 1,129	$ 1,907	$ 3,939	$ 372	$ 1,129	$ 1,907	$ 3,939
Minimum Total Underlying Mutual Fund Operating Expenses (0.58%)	$ 992	$ 1,394	$ 1,822	$ 3,208	*	$ 894	$ 1,522	$ 3,208	$ 292	$ 894	$ 1,522	$ 3,208
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled-over or transferred from certain tax Qualified Plans
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Tax Sheltered Annuities with contributions rolled-over or transferred from other Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
The minimum initial purchase payment is $10,000. The minimum subsequent purchase payment is $1,000.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately
10

returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Annuity Option is only available for contracts issued as IRAs, Roth IRAs, or Non-Qualified Contracts (not available for contracts issued as Charitable Remainder Trusts). There is no additional charge associated with the Spousal Protection Annuity Option.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent one-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The Greater of One-Year or 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
11

Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (One-Year Step Up Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
12

Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
13

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
14

Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
15

•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
16

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
17

Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
18

Amount of Payments Nationwide Receives
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
19

Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments ; or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years; or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
20

(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
21

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Greater of One-Year or 5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
22

5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Annuity Option is only available for contracts issued as IRAs, Roth IRAs, or Non-Qualified Contracts (not available for contracts issued as Charitable Remainder Trusts). There is no additional charge associated with the Spousal Protection Annuity Option.
The benefit associated with the Spousal Protection Annuity Option will be applied if the following conditions are met:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA, only the person for whom the IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
23

Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one of the Guaranteed Minimum Income Benefit Options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. This option may be elected at the time of application or after the contract has been issued. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charge associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
24

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60%. After the benefit is paid, the charge associated with the Beneficiary Protector Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.20%. Thus, the Beneficiary Protector Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.20% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
25

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Annuity Option, provided all of the requirements set forth in the Spousal Protection Annuity Option section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner and/or Contingent Annuitant. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
26

•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant;
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
27

Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.20% to 2.20% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
28

(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer
29

event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
30

(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a Guaranteed Term Option only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
31

Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests must be submitted in writing to the Service Center and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
32

The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
33

(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
34

The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
35

Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts (if available):
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
36

Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
37

Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner.
Distributions will be made as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
38

(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (One-Year Step Up Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (One-Year Step Up Death Benefit)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Greater of One-Year or 5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
39

Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
40

Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
41

(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.20% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant's 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
42

(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
43

Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
44

Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for
45

the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-53023
46

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
47

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
48

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
49

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A
Investment Advisor:	Victory Capital Management, Inc.
Investment Objective:	Long-term growth of capital.
50

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.20%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2012 (the maximum Variable Account charge of 2.20%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.476424	15.277461	13.36%	162,151
2011	13.228101	13.476424	1.88%	187,017
2010	11.729347	13.228101	12.78%	233,462
2009	10.052611	11.729347	16.68%	297,188
2008	15.554749	10.052611	-35.37%	371,991
2007	15.755326	15.554749	-1.27%	471,697
2006	13.618988	15.755326	15.69%	612,488
2005	13.173845	13.618988	3.38%	771,621
2004	11.800602	13.173845	11.64%	830,554
2003	9.233496	11.800602	27.80%	964,050
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	15.278847	17.471304	14.35%	13,862
2011	15.377498	15.278847	-0.64%	17,637
2010	12.369464	15.377498	24.32%	21,926
2009	10.013642	12.369464	23.53%	26,538
2008	14.670723	10.013642	-31.74%	34,422
2007	14.947780	14.670723	-1.85%	43,574
2006	13.223234	14.947780	13.04%	63,159
2005	12.480627	13.223234	5.95%	78,168
2004	10.364013	12.480627	20.42%	150,306
2003	7.613403	10.364013	36.13%	57,814
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.703984	17.133379	9.10%	151,392
2011	14.580318	15.703984	7.71%	162,583
2010	12.797113	14.580318	13.93%	204,371
2009	10.568422	12.797113	21.09%	228,046
2008	15.183971	10.568422	-30.40%	274,183
2007	14.346155	15.183971	5.84%	342,325
2006	12.465876	14.346155	15.08%	469,328
2005	12.087664	12.465876	3.13%	595,910
2004	11.646776	12.087664	3.79%	630,995
2003	9.728623	11.646776	19.72%	694,070
51

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.855879	14.548704	13.17%	471,464
2011	12.993343	12.855879	-1.06%	571,500
2010	10.600829	12.993343	22.57%	642,503
2009	8.372807	10.600829	26.61%	774,251
2008	16.060924	8.372807	-47.87%	957,021
2007	12.813873	16.060924	25.34%	1,193,533
2006	12.151083	12.813873	5.45%	1,588,926
2005	11.638000	12.151083	4.41%	2,050,302
2004	11.407069	11.638000	2.02%	2,383,000
2003	8.695091	11.407069	31.19%	2,670,355
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.306785	14.671980	19.22%	92,300
2011	15.062151	12.306785	-18.29%	100,050
2010	13.489945	15.062151	11.65%	119,290
2009	10.794322	13.489945	24.97%	148,232
2008	19.467718	10.794322	-44.55%	172,930
2007	16.809880	19.467718	15.81%	194,769
2006	14.424335	16.809880	16.54%	270,660
2005	12.275838	14.424335	17.50%	281,955
2004	10.947388	12.275838	12.13%	256,490
2003	7.734738	10.947388	41.54%	157,069
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.396840	16.822770	25.57%	29,289
2011	14.875465	13.396840	-9.94%	33,063
2010	11.906264	14.875465	24.94%	40,102
2009	7.656370	11.906264	55.51%	73,856
2008	15.872344	7.656370	-51.76%	53,769
2007	15.214228	15.872344	4.33%	80,446
2006	13.252038	15.214228	14.81%	109,445
2005	13.078442	13.252038	1.33%	130,578
2004	11.612918	13.078442	12.62%	135,348
2003	7.448995	11.612918	55.90%	142,757
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.545048	5.350251	17.72%	188,297
2011	5.036169	4.545048	-9.75%	182,887
2010	4.097605	5.036169	22.91%	224,496
2009	2.643381	4.097605	55.01%	273,953
2008	4.775364	2.643381	-44.65%	290,579
2007	3.971844	4.775364	20.23%	399,755
2006	3.728118	3.971844	6.54%	590,047
2005	3.382577	3.728118	10.22%	675,449
2004	3.404379	3.382577	-0.64%	846,091
2003	2.352398	3.404379	44.72%	1,082,245
52

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.653771	13.031196	11.82%	393,827
2011	17.432478	11.653771	-33.15%	246,550
2010	14.113259	17.432478	23.52%	302,452
2009	7.977040	14.113259	76.92%	401,666
2008	16.901767	7.977040	-52.80%	464,848
2007	13.363752	16.901767	26.47%	582,942
2006	9.224320	13.363752	44.88%	809,501
2005	7.075935	9.224320	30.36%	923,768
2004	6.034263	7.075935	17.26%	1,116,043
2003	4.539769	6.034263	32.92%	1,346,164
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.608992	17.374326	18.93%	37,321
2011	14.473302	14.608992	0.94%	38,474
2010	11.865912	14.473302	21.97%	38,177
2009	9.479322	11.865912	25.18%	52,879
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.439213	11.956778	14.54%	15,527
2011	10.756923	10.439213	-2.95%	4,512
2010*	10.000000	10.756923	7.57%	6,945
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.894150	15.739785	13.28%	378,265
2011	13.972200	13.894150	-0.56%	488,306
2010	12.463678	13.972200	12.10%	589,673
2009*	10.000000	12.463678	24.64%	95
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.843468	20.195022	13.18%	26,955
2011	17.395585	17.843468	2.57%	29,716
2010	15.559975	17.395585	11.80%	35,540
2009	10.787009	15.559975	44.25%	56,104
2008	15.161801	10.787009	-28.85%	69,319
2007	14.880516	15.161801	1.89%	109,579
2006	13.616913	14.880516	9.28%	162,591
2005	13.461410	13.616913	1.16%	214,386
2004	12.375393	13.461410	8.78%	297,880
2003	10.244088	12.375393	20.81%	309,502
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.692640	15.517654	13.33%	36,211
2011	13.350303	13.692640	2.56%	42,629
2010	11.940929	13.350303	11.80%	61,973
2009	8.273481	11.940929	44.33%	54,939
2008	11.646442	8.273481	-28.96%	37,504
2007	11.426670	11.646442	1.92%	67,617
2006	10.456788	11.426670	9.28%	67,241
2005*	10.000000	10.456788	4.57%	34,947
53

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.866032	13.887973	17.04%	107,103
2011	12.295754	11.866032	-3.49%	134,123
2010	10.749552	12.295754	14.38%	168,563
2009	8.463794	10.749552	27.01%	210,909
2008	13.596107	8.463794	-37.75%	259,195
2007	14.074146	13.596107	-3.40%	330,907
2006	12.289836	14.074146	14.52%	480,312
2005	11.931935	12.289836	3.00%	603,264
2004	10.278230	11.931935	16.09%	553,511
2003	7.914998	10.278230	29.86%	427,420
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.748625	8.952411	15.54%	241,914
2011	8.873553	7.748625	-12.68%	279,380
2010	7.768792	8.873553	14.22%	341,787
2009	5.140642	7.768792	51.12%	438,921
2008*	10.000000	5.140642	-48.59%	2,526
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.271473	10.202673	10.04%	0
2011	9.700646	9.271473	-4.42%	0
2010	7.946160	9.700646	22.08%	0
2009	6.126807	7.946160	29.69%	0
2008*	10.000000	6.126807	-38.73%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	22.053362	25.543507	15.83%	66,305
2011	28.761189	22.053362	-23.32%	58,587
2010	25.048732	28.761189	14.82%	71,874
2009	15.507825	25.048732	61.52%	99,790
2008	37.222183	15.507825	-58.34%	92,876
2007	25.885813	37.222183	43.79%	159,966
2006	19.173227	25.885813	35.01%	159,025
2005	14.628417	19.173227	31.07%	142,607
2004	12.261030	14.628417	19.31%	115,140
2003	7.511024	12.261030	63.24%	38,972
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.981577	19.390837	14.19%	50,946
2011	19.047309	16.981577	-10.85%	55,855
2010	17.019966	19.047309	11.91%	61,063
2009	13.284846	17.019966	28.12%	68,003
2008	24.919078	13.284846	-46.69%	69,890
2007	19.837629	24.919078	25.62%	97,926
2006	15.101683	19.837629	31.36%	103,117
2005	11.741561	15.101683	28.62%	68,773
2004	10.392529	11.741561	12.98%	18,535
2003	7.772433	10.392529	33.71%	13,214
54

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.452045	15.773594	17.26%	1,072,563
2011	13.926167	13.452045	-3.40%	1,328,331
2010	12.955200	13.926167	7.49%	1,615,539
2009*	10.000000	12.955200	29.55%	589
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.752046	11.610641	-1.20%	976,897
2011	11.894382	11.752046	-1.20%	972,840
2010	12.038832	11.894382	-1.20%	1,230,185
2009	12.179942	12.038832	-1.16%	1,630,149
2008	12.079795	12.179942	0.83%	2,124,963
2007	11.668105	12.079795	3.53%	2,217,238
2006	11.297619	11.668105	3.28%	1,862,285
2005	11.137309	11.297619	1.44%	1,864,796
2004	11.181852	11.137309	-0.40%	1,885,578
2003	11.247296	11.181852	-0.58%	2,649,818
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	17.250057	19.130243	10.90%	109,514
2011	16.541368	17.250057	4.28%	117,279
2010	15.139348	16.541368	9.26%	152,585
2009	12.319676	15.139348	22.89%	191,691
2008	15.076201	12.319676	-18.28%	243,847
2007	14.585737	15.076201	3.36%	320,691
2006	14.081135	14.585737	3.58%	399,081
2005	13.947624	14.081135	0.96%	485,333
2004	13.251194	13.947624	5.26%	416,983
2003	11.962673	13.251194	10.77%	454,110
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.285313	9.477320	14.39%	259,062
2011	9.252389	8.285313	-10.45%	309,707
2010	8.212008	9.252389	12.67%	345,657
2009	6.091001	8.212008	34.82%	444,830
2008*	10.000000	6.091001	-39.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.862484	10.187900	14.96%	78,015
2011	9.238387	8.862484	-4.07%	76,661
2010	8.094976	9.238387	14.12%	94,454
2009	6.313352	8.094976	28.22%	13,635
2008*	10.000000	6.313352	-36.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.705248	11.296246	16.39%	14,715
2011	10.431033	9.705248	-6.96%	20,239
2010*	10.000000	10.431033	4.31%	22,697
55

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.275768	10.530030	13.52%	458,219
2011	9.802822	9.275768	-5.38%	557,655
2010	7.823609	9.802822	25.30%	688,210
2009	6.229179	7.823609	25.60%	821,748
2008*	10.000000	6.229179	-37.71%	1,156
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.857019	11.330294	14.95%	252,632
2011	10.213593	9.857019	-3.49%	316,669
2010	8.641112	10.213593	18.20%	411,238
2009	6.703532	8.641112	28.90%	534,250
2008*	10.000000	6.703532	-32.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	26.410500	30.137923	14.11%	106,557
2011	28.304046	26.410500	-6.69%	129,037
2010	22.859607	28.304046	23.82%	157,778
2009	17.176615	22.859607	33.09%	206,358
2008	28.126986	17.176615	-38.93%	239,784
2007	27.876127	28.126986	0.90%	297,116
2006	25.182239	27.876127	10.70%	392,822
2005	22.692159	25.182239	10.97%	501,601
2004	19.296948	22.692159	17.59%	543,249
2003	13.850506	19.296948	39.32%	548,766
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	12.124275	13.681120	12.84%	112,826
2011	12.206686	12.124275	-0.68%	138,754
2010	10.890161	12.206686	12.09%	178,192
2009	8.741250	10.890161	24.58%	230,193
2008	15.138387	8.741250	-42.26%	271,968
2007	14.164409	15.138387	6.88%	348,595
2006	12.616582	14.164409	12.27%	432,680
2005	11.884933	12.616582	6.16%	562,517
2004	10.960481	11.884933	8.43%	674,188
2003	8.699902	10.960481	25.98%	771,491
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.858771	14.098972	9.64%	3,504
2011	13.428283	12.858771	-4.24%	4,093
2010	11.062852	13.428283	21.38%	7,525
2009	8.519760	11.062852	29.85%	11,213
2008	14.240089	8.519760	-40.17%	17,781
2007	13.394228	14.240089	6.32%	20,871
2006	11.922729	13.394228	12.34%	23,836
2005	11.292761	11.922729	5.58%	9,834
2004*	10.000000	11.292761	12.93%	3,286
56

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.426823	16.597563	15.05%	105,559
2011	14.443430	14.426823	-0.11%	120,803
2010	11.468790	14.443430	25.94%	146,786
2009	8.753721	11.468790	31.02%	197,934
2008	17.395944	8.753721	-49.68%	258,079
2007	16.559762	17.395944	5.05%	292,704
2006	16.279198	16.559762	1.72%	417,888
2005	14.668150	16.279198	10.98%	524,728
2004	12.394931	14.668150	18.34%	594,200
2003	9.989064	12.394931	24.09%	645,765
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.508013	14.894138	29.42%	17,812
2011	10.551642	11.508013	9.06%	4,864
2010*	10.000000	10.551642	5.52%	1,564
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	47.994516	49.022812	2.14%	25,576
2011	58.141223	47.994516	-17.45%	13,302
2010	45.534579	58.141223	27.69%	15,037
2009	29.255507	45.534579	55.64%	15,055
2008	54.963626	29.255507	-46.77%	15,972
2007	38.274579	54.963626	43.60%	18,502
2006	31.116907	38.274579	23.00%	20,826
2005	20.764275	31.116907	49.86%	24,667
2004	16.917457	20.764275	22.74%	34,101
2003	11.826254	16.917457	43.05%	107,171
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.646448	-3.54%	37,678
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	10.986968	12.621879	14.88%	44,633
2011	11.934977	10.986968	-7.94%	55,705
2010	10.752521	11.934977	11.00%	68,708
2009	8.565231	10.752521	25.54%	81,912
2008	13.952914	8.565231	-38.61%	94,360
2007	12.844957	13.952914	8.63%	115,500
2006	11.435987	12.844957	12.32%	162,886
2005	10.643577	11.435987	7.44%	215,478
2004	9.823331	10.643577	8.35%	252,733
2003	7.366518	9.823331	33.35%	320,146
57

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	8.934558	10.025867	12.21%	497
2011	8.859392	8.934558	0.85%	497
2010	7.935854	8.859392	11.64%	497
2009	6.870977	7.935854	15.50%	497
2008	10.740675	6.870977	-36.03%	3,776
2007	10.991050	10.740675	-2.28%	3,776
2006	9.597554	10.991050	14.52%	3,776
2005	9.378483	9.597554	2.34%	4,612
2004	8.486720	9.378483	10.51%	5,493
2003	6.708323	8.486720	26.51%	15,518
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	13.847724	15.674227	13.19%	67
2011	14.079367	13.847724	-1.65%	67
2010	11.440921	14.079367	2306.15%	3,866
2009	9.356682	11.440921	22.28%	4,398
2008	13.848764	9.356682	-32.44%	4,715
2007	14.255437	13.848764	-2.85%	4,760
2006	12.739348	14.255437	11.90%	5,003
2005	12.146432	12.739348	4.88%	1,137
2004	10.189578	12.146432	19.20%	1,037
2003	7.561672	10.189578	34.75%	1,096
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	10.494613	11.333713	8.00%	479
2011	9.843066	10.494613	6.62%	682
2010	8.727467	9.843066	12.78%	820
2009	7.281204	8.727467	19.86%	1,364
2008	10.568283	7.281204	-31.10%	1,393
2007	10.087808	10.568283	4.76%	1,209
2006	8.854989	10.087808	13.92%	1,271
2005	8.673868	8.854989	2.09%	1,287
2004	8.442921	8.673868	2.74%	1,343
2003	7.124457	8.442921	18.51%	882
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	7.915072	8.866465	12.02%	2,015
2011	8.081337	7.915072	-2.06%	2,186
2010	6.660623	8.081337	21.33%	2,048
2009	5.314525	6.660623	25.33%	7,803
2008	10.299075	5.314525	-48.40%	8,459
2007	8.301332	10.299075	24.07%	8,870
2006	7.952242	8.301332	4.39%	8,840
2005	7.694090	7.952242	3.36%	8,852
2004	7.618533	7.694090	0.99%	17,167
2003	5.866545	7.618533	29.86%	15,817
58

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.153895	13.162665	18.01%	1,698
2011	13.790680	11.153895	-19.12%	1,790
2010	12.477310	13.790680	1052.61%	1,854
2009	10.086167	12.477310	23.71%	2,032
2008	18.377070	10.086167	-45.12%	3,533
2007	16.031254	18.377070	14.63%	5,266
2006	13.896449	16.031254	15.36%	5,402
2005	11.947091	13.896449	16.32%	5,061
2004	10.763107	11.947091	11.00%	3,728
2003	7.682181	10.763107	40.10%	4,027
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.141909	15.092274	24.30%	0
2011	13.619716	12.141909	-10.85%	0
2010	11.012465	13.619716	2367.55%	0
2009	7.154014	11.012465	53.93%	1,340
2008	14.983218	7.154014	-52.25%	1,313
2007	14.509632	14.983218	3.26%	1,266
2006	12.767144	14.509632	13.65%	1,547
2005	12.728329	12.767144	0.30%	1,569
2004	11.417557	12.728329	11.48%	1,430
2003	7.398393	11.417557	54.32%	1,569
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.025447	4.690536	16.52%	1,903
2011	4.505956	4.025447	-10.66%	1,037
2010	3.703644	4.505956	21.66%	1,037
2009	2.413657	3.703644	53.45%	1,037
2008	4.405086	2.413657	-45.21%	1,037
2007	3.701531	4.405086	19.01%	3,002
2006	3.509816	3.701531	5.46%	3,002
2005	3.216948	3.509816	9.10%	3,003
2004	3.270799	3.216948	-1.65%	4,473
2003	2.283163	3.270799	43.26%	8,684
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.321973	11.424826	10.68%	4,547
2011	15.598174	10.321973	-33.83%	1,786
2010	12.757117	15.598174	2227.04%	1,786
2009	7.284215	12.757117	75.13%	7,915
2008	15.592266	7.284215	-53.28%	7,915
2007	12.455029	15.592266	25.19%	10,161
2006	8.684672	12.455029	43.41%	11,687
2005	6.729816	8.684672	29.05%	13,100
2004	5.797749	6.729816	16.08%	13,922
2003	4.406372	5.797749	31.58%	14,452
59

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	13.513920	15.908951	17.72%	687
2011	13.525017	13.513920	-0.08%	2,141
2010	11.201705	13.525017	2074.07%	4,240
2009	9.040208	11.201705	23.91%	4,240
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.264305	11.637191	13.38%	164
2011	10.684664	10.264305	-3.93%	0
2010*	10.000000	10.684664	6.85%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.522644	15.163535	12.13%	8,894
2011	13.737383	13.522644	-1.56%	9,009
2010	12.379408	13.737383	1096.96%	9,204
2009*	10.000000	12.379408	23.79%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.149413	15.851675	12.03%	568
2011	13.934927	14.149413	1.54%	662
2010	12.591881	13.934927	1066.60%	759
2009	8.818504	12.591881	42.79%	816
2008	12.521823	8.818504	-29.57%	906
2007	12.415842	12.521823	0.85%	1,450
2006	11.477315	12.415842	8.18%	1,523
2005	11.461933	11.477315	0.13%	2,428
2004	10.644927	11.461933	7.68%	2,824
2003	8.901664	10.644927	19.58%	6,487
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.795478	14.353819	12.18%	117
2011	12.602795	12.795478	1.53%	118
2010	11.387549	12.602795	1067.17%	119
2009	7.970615	11.387549	42.87%	121
2008	11.334958	7.970615	-29.68%	136
2007	11.235365	11.334958	0.89%	131
2006	10.386510	11.235365	8.17%	132
2005*	10.000000	10.386510	3.87%	131
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.079473	9.360271	15.85%	418
2011	8.457532	8.079473	-4.47%	418
2010	7.469516	8.457532	13.23%	418
2009	5.941349	7.469516	25.72%	418
2008	9.641992	5.941349	-38.38%	849
2007	10.083630	9.641992	-4.38%	6,615
2006	8.895000	10.083630	13.36%	8,641
2005	8.723996	8.895000	1.96%	10,297
2004	7.591688	8.723996	14.92%	1,945
2003	5.905872	7.591688	28.54%	374
60

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.464812	8.537027	14.36%	379
2011	8.635830	7.464812	-13.56%	2,194
2010	7.637902	8.635830	13.07%	2,575
2009	5.105704	7.637902	49.60%	3,298
2008*	10.000000	5.105704	-48.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.931994	9.729364	8.93%	0
2011	9.440831	8.931994	-5.39%	0
2010	7.812308	9.440831	20.85%	0
2009	6.085201	7.812308	28.38%	0
2008*	10.000000	6.085201	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	19.987875	22.916265	14.65%	37
2011	26.333821	19.987875	-24.10%	1,053
2010	23.168812	26.333821	1366.06%	2,273
2009	14.490549	23.168812	59.89%	2,273
2008	35.137800	14.490549	-58.76%	2,398
2007	24.687179	35.137800	42.33%	3,751
2006	18.471789	24.687179	33.65%	3,652
2005	14.236749	18.471789	29.75%	2,468
2004	12.054715	14.236749	18.10%	208
2003	7.459964	12.054715	61.59%	73
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	15.391020	17.396394	13.03%	1,368
2011	17.439588	15.391020	-11.75%	1,368
2010	15.742482	17.439588	1078.04%	2,931
2009	12.413380	15.742482	26.82%	2,931
2008	23.523222	12.413380	-47.23%	2,931
2007	18.918849	23.523222	24.34%	5,316
2006	14.549040	18.918849	30.04%	4,067
2005	11.427124	14.549040	27.32%	0
2004	10.217597	11.427124	11.84%	0
2003	7.719631	10.217597	32.36%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.092386	15.196167	16.07%	14,509
2011	13.692136	13.092386	-4.38%	16,771
2010	12.867621	13.692136	640.77%	20,066
2009*	10.000000	12.867621	28.68%	0
61

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.089373	9.866813	-2.21%	5,509
2011	10.315697	10.089373	-2.19%	5,415
2010	10.547730	10.315697	-219.98%	8,591
2009	10.780474	10.547730	-2.16%	46,129
2008	10.801157	10.780474	-0.19%	62,424
2007	10.540307	10.801157	2.47%	10,355
2006	10.309696	10.540307	2.24%	36,171
2005	10.267038	10.309696	0.42%	34,027
2004	10.413500	10.267038	-1.41%	45,178
2003	10.581548	10.413500	-1.59%	59,044
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.329551	15.730200	9.77%	1,004
2011	13.880944	14.329551	3.23%	260
2010	12.834262	13.880944	815.54%	989
2009	10.550599	12.834262	21.64%	3,960
2008	13.043358	10.550599	-19.11%	4,079
2007	12.748732	13.043358	2.31%	4,180
2006	12.433153	12.748732	2.54%	4,047
2005	12.440836	12.433153	-0.06%	3,799
2004	11.940484	12.440836	4.19%	42,307
2003	10.889602	11.940484	9.65%	42,667
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	7.981961	9.037720	13.23%	3,563
2011	9.004665	7.981961	-11.36%	3,563
2010	8.073761	9.004665	11.53%	3,563
2009	6.049680	8.073761	33.46%	6,718
2008*	10.000000	6.049680	-39.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.538057	9.715408	13.79%	2,693
2011	8.991007	8.538057	-5.04%	2,693
2010	7.958679	8.991007	12.97%	2,990
2009	6.270513	7.958679	26.92%	591
2008*	10.000000	6.270513	-37.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.541790	10.993343	15.21%	128
2011	10.360058	9.541790	-7.90%	0
2010*	10.000000	10.360058	3.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	8.936213	10.041657	12.37%	16,469
2011	9.540351	8.936213	-6.33%	16,528
2010	7.691865	9.540351	24.03%	16,586
2009	6.186904	7.691865	24.32%	18,159
2008*	10.000000	6.186904	-38.13%	0
62

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.496154	10.804765	13.78%	2,459
2011	9.940108	9.496154	-4.47%	2,896
2010	8.495635	9.940108	17.00%	2,790
2009	6.658061	8.495635	27.60%	3,321
2008*	10.000000	6.658061	-33.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	19.244030	21.737266	12.96%	400
2011	20.834303	19.244030	-7.63%	400
2010	16.998540	20.834303	2256.52%	400
2009	12.903236	16.998540	31.74%	1,121
2008	21.345940	12.903236	-39.55%	2,404
2007	21.373134	21.345940	-0.13%	3,708
2006	19.504567	21.373134	9.58%	3,756
2005	17.754986	19.504567	9.85%	4,176
2004	15.252779	17.754986	16.40%	3,484
2003	11.059519	15.252779	37.92%	7,114
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.331552	9.306013	11.70%	1,017
2011	8.473768	8.331552	-1.68%	3,303
2010	7.637082	8.473768	10.96%	6,549
2009	6.192790	7.637082	23.32%	1,126
2008	10.834878	6.192790	-42.84%	1,126
2007	10.241994	10.834878	5.79%	2,466
2006	9.215792	10.241994	11.14%	2,466
2005	8.769845	9.215792	5.09%	2,466
2004	8.170362	8.769845	7.34%	5,093
2003	6.551449	8.170362	24.71%	5,093
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	11.894743	12.909635	8.53%	0
2011	12.548331	11.894743	-5.21%	0
2010	10.443480	12.548331	2015.47%	0
2009	8.125014	10.443480	28.53%	0
2008	13.719597	8.125014	-40.78%	0
2007	13.037326	13.719597	5.23%	0
2006	11.723327	13.037326	11.21%	0
2005	11.217069	11.723327	4.51%	0
2004*	10.000000	11.217069	12.17%	154
63

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	8.697605	9.904772	13.88%	3,778
2011	8.796462	8.697605	-1.12%	3,847
2010	7.056151	8.796462	24.66%	3,899
2009	5.440766	7.056151	29.69%	3,899
2008	10.923198	5.440766	-50.19%	7,265
2007	10.505043	10.923198	3.98%	8,802
2006	10.432419	10.505043	0.70%	8,802
2005	9.495781	10.432419	9.86%	10,225
2004	8.106165	9.495781	17.14%	10,605
2003	6.599464	8.106165	22.83%	10,607
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	0
2010*	10.000000	10.480715	4.81%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	33.424769	33.794379	1.11%	290
2011	40.904887	33.424769	-18.29%	0
2010	32.362732	40.904887	2639.50%	116
2009	21.005424	32.362732	54.07%	116
2008	39.868718	21.005424	-47.31%	116
2007	28.048427	39.868718	42.14%	116
2006	23.035585	28.048427	21.76%	116
2005	15.528066	23.035585	48.35%	116
2004	12.780575	15.528066	21.50%	116
2003	9.025587	12.780575	41.60%	116
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.581217	-4.19%	575
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	9.826804	11.174565	13.72%	0
2011	10.783677	9.826804	-8.87%	0
2010	9.814546	10.783677	9.87%	0
2009	7.898012	9.814546	24.27%	0
2008	12.997934	7.898012	-39.24%	0
2007	12.088802	12.997934	7.52%	0
2006	10.872485	12.088802	11.19%	0
2005	10.222262	10.872485	6.36%	0
2004	9.530925	10.222262	7.25%	0
2003	7.220212	9.530925	32.00%	0
64

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
65

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
66

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs
Distributions from IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
67

•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
68

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
69

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or
70

•	the distribution satisfies the minimum distribution requirements imposed by the Code.
•	In addition, under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
71

Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
72

(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs and Roth IRAs
Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
73

(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
74

State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
75

Paine Webber CHOICE Annuity®
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2013), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 47. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	MFS® Variable Insurance Trust
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust

•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Annuity Option.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
3

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
4

5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	1.20%
Death Benefit Options (an applicant may elect one)
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15%
Total Variable Account charges (including this option only)	1.35%
5% Enhanced Death Benefit Option (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option)	0.05%
Total Variable Account charges (including this option only)	1.25%
Guaranteed Minimum Income Benefit Options (no longer available)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.65%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account charges (including this option only)	1.50%
Spousal Protection Annuity Option[6]	0.00%
Total Variable Account charges (including this option only)	1.20%
Beneficiary Protector Option	0.40%
Total Variable Account charges (including this option)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.20%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Spousal Protection Annuity Option	0.00%
Beneficiary Protector Option	0.40%
Maximum Possible Total Variable Account Charges	2.20%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract; or
8

•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or Qualified Plans.
[2]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	The Spousal Protection Annuity Option is only available for contracts issued as Individual Retirement Annuities and Non-Qualified Contracts.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.28%	2.24%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (2.20%).
9

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not Surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.24%)	$ 1,166	$ 1,903	$ 2,647	$ 4,734	*	$ 1,403	$ 2,347	$ 4,734	$ 466	$ 1,403	$ 2,347	$ 4,734
Minimum Total Underlying Mutual Fund Operating Expenses (0.28%)	$ 960	$ 1,300	$ 1,666	$ 2,903	*	$ 800	$ 1,366	$ 2,903	$ 260	$ 800	$ 1,366	$ 2,903
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled-over or transferred from certain tax Qualified Plans
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Tax Sheltered Annuities with contributions rolled-over or transferred from other Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
The minimum initial purchase payment is $10,000. The minimum subsequent purchase payment is $1,000.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately
10

returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Annuity Option is only available for contracts issued as IRAs, Roth IRAs, or Non-Qualified Contracts (not available for contracts issued as Charitable Remainder Trusts). There is no additional charge associated with the Spousal Protection Annuity Option.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent one-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The Greater of One-Year or 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
11

Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (One-Year Step Up Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
12

Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
13

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
14

Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
15

•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
16

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
17

Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
18

Amount of Payments Nationwide Receives
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
19

Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments ; or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years; or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
20

(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
21

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Greater of One-Year or 5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
22

5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Annuity Option is only available for contracts issued as IRAs, Roth IRAs, or Non-Qualified Contracts (not available for contracts issued as Charitable Remainder Trusts). There is no additional charge associated with the Spousal Protection Annuity Option.
The benefit associated with the Spousal Protection Annuity Option will be applied if the following conditions are met:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA, only the person for whom the IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
23

Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one of the Guaranteed Minimum Income Benefit Options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. This option may be elected at the time of application or after the contract has been issued. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charge associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
24

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60%. After the benefit is paid, the charge associated with the Beneficiary Protector Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.20%. Thus, the Beneficiary Protector Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.20% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
25

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Annuity Option, provided all of the requirements set forth in the Spousal Protection Annuity Option section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner and/or Contingent Annuitant. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
26

•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant;
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
27

Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.20% to 2.20% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
28

(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer
29

event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
30

(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a Guaranteed Term Option only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
31

Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests must be submitted in writing to the Service Center and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
32

The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
33

(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
34

The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
35

Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts (if available):
•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
36

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
37

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner.
Distributions will be made as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
38

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (One-Year Step Up Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (One-Year Step Up Death Benefit)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Greater of One-Year or 5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
39

5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
40

Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
41

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.20% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
42

Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant's 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
43

Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
44

•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
45

In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned
46

to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-53023
47

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.
Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
48

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
49

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II Shares)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
50

Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.
Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.
51

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT CardinalSM Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
52

Nationwide Variable Insurance Trust - NVIT CardinalSMModerately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE»Index") as closely as possible before the deduction of Fund expenses.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
53

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
54

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
55

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3)
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: STTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
56

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.
57

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.20%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2012 (the maximum Variable Account charge of 2.20%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.874545	11.557598	17.04%	19,668
2011	10.937267	9.874545	-9.72%	36,661
2010	8.744818	10.937267	25.07%	28,682
2009	6.204371	8.744818	40.95%	19,126
2008*	10.000000	6.204371	-37.96%	598
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.161086	15.024082	6.09%	159,748
2011	12.826176	14.161086	10.41%	173,986
2010	12.349734	12.826176	3.86%	176,371
2009	11.341243	12.349734	8.89%	145,458
2008	11.664298	11.341243	-2.77%	131,207
2007	10.782991	11.664298	8.17%	100,852
2006	10.743070	10.782991	0.37%	106,446
2005	10.705893	10.743070	0.35%	214,400
2004	10.240855	10.705893	4.54%	277,614
2003*	10.000000	10.240855	2.41%	42,431
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.476424	15.277461	13.36%	162,151
2011	13.228101	13.476424	1.88%	187,017
2010	11.729347	13.228101	12.78%	233,462
2009	10.052611	11.729347	16.68%	297,188
2008	15.554749	10.052611	-35.37%	371,991
2007	15.755326	15.554749	-1.27%	471,697
2006	13.618988	15.755326	15.69%	612,488
2005	13.173845	13.618988	3.38%	771,621
2004	11.800602	13.173845	11.64%	830,554
2003	9.233496	11.800602	27.80%	964,050
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.846752	13.615345	14.93%	15,617
2011	12.074087	11.846752	-1.88%	18,215
2010	10.247605	12.074087	17.82%	19,678
2009	7.981902	10.247605	28.39%	25,824
2008	10.679075	7.981902	-25.26%	36,287
2007	11.064576	10.679075	-3.48%	30,504
2006*	10.000000	11.064576	10.65%	29,135
58

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.472250	13.550365	8.64%	96,266
2011	13.100288	12.472250	-4.79%	92,862
2010	12.080182	13.100288	8.44%	85,377
2009*	10.000000	12.080182	20.80%	48,206
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	15.278847	17.471304	14.35%	13,862
2011	15.377498	15.278847	-0.64%	17,637
2010	12.369464	15.377498	24.32%	21,926
2009	10.013642	12.369464	23.53%	26,538
2008	14.670723	10.013642	-31.74%	34,422
2007	14.947780	14.670723	-1.85%	43,574
2006	13.223234	14.947780	13.04%	63,159
2005	12.480627	13.223234	5.95%	78,168
2004	10.364013	12.480627	20.42%	150,306
2003	7.613403	10.364013	36.13%	57,814
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.515259	12.739110	10.63%	74,660
2011	11.550728	11.515259	-0.31%	80,562
2010	10.182340	11.550728	13.44%	94,433
2009	7.705099	10.182340	32.15%	103,702
2008	11.892933	7.705099	-35.21%	128,356
2007	11.168633	11.892933	6.49%	189,755
2006	10.351504	11.168633	7.89%	243,757
2005	10.111287	10.351504	2.38%	348,087
2004	9.635655	10.111287	4.94%	416,867
2003	7.739942	9.635655	24.49%	470,691
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	13.242551	15.142300	14.35%	569,323
2011	13.156042	13.242551	0.66%	666,979
2010	11.595206	13.156042	13.46%	797,377
2009	9.289668	11.595206	24.82%	940,459
2008	14.958510	9.289668	-37.90%	1,073,913
2007	14.385200	14.958510	3.99%	1,354,191
2006	12.605780	14.385200	14.12%	1,791,197
2005	12.186711	12.605780	3.44%	2,265,193
2004	11.148445	12.186711	9.31%	2,653,753
2003	8.790442	11.148445	26.82%	2,862,626
59

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.703984	17.133379	9.10%	151,392
2011	14.580318	15.703984	7.71%	162,583
2010	12.797113	14.580318	13.93%	204,371
2009	10.568422	12.797113	21.09%	228,046
2008	15.183971	10.568422	-30.40%	274,183
2007	14.346155	15.183971	5.84%	342,325
2006	12.465876	14.346155	15.08%	469,328
2005	12.087664	12.465876	3.13%	595,910
2004	11.646776	12.087664	3.79%	630,995
2003	9.728623	11.646776	19.72%	694,070
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	16.500735	17.887155	8.40%	184,187
2011	16.329532	16.500735	1.05%	210,342
2010	15.232405	16.329532	7.20%	265,451
2009	12.801405	15.232405	18.99%	329,710
2008	13.975403	12.801405	-8.40%	409,040
2007	13.423384	13.975403	4.11%	525,970
2006	13.044103	13.423384	2.91%	653,677
2005	13.033001	13.044103	0.09%	786,540
2004	12.730457	13.033001	2.38%	870,384
2003	12.313044	12.730457	3.39%	1,092,566
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.250785	12.414356	10.34%	43,770
2011	11.419590	11.250785	-1.48%	38,028
2010	10.252378	11.419590	11.38%	59,127
2009	8.358168	10.252378	22.66%	22,773
2008	11.291189	8.358168	-25.98%	24,272
2007	10.519576	11.291189	7.34%	140
2006*	10.000000	10.519576	5.20%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.724695	11.993074	11.83%	20,557
2011	10.978165	10.724695	-2.31%	8,178
2010	9.702572	10.978165	13.15%	12,974
2009	7.625956	9.702572	27.23%	19,788
2008	11.471058	7.625956	-33.52%	19,788
2007	10.539579	11.471058	8.84%	14,056
2006*	10.000000	10.539579	5.40%	21,095
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	10.153311	11.584251	14.09%	9,388
2011	10.561122	10.153311	-3.86%	8,536
2010	9.214958	10.561122	14.61%	16,157
2009	7.097840	9.214958	29.83%	21,569
2008	11.601646	7.097840	-38.82%	14,575
2007	10.559747	11.601646	9.87%	6,248
2006*	10.000000	10.559747	5.60%	8,232
60

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.777986	10.117745	3.47%	58,355
2011	10.439308	9.777986	-6.33%	85,702
2010	8.867305	10.439308	17.73%	89,907
2009	6.081720	8.867305	45.80%	75,500
2008	13.500848	6.081720	-54.95%	99,375
2007	9.383035	13.500848	43.89%	97,775
2006*	10.000000	9.383035	-6.17%	35,409
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.834974	17.175680	15.78%	486,928
2011	14.886926	14.834974	-0.35%	597,916
2010	13.092259	14.886926	13.71%	718,639
2009	10.190835	13.092259	28.47%	945,589
2008	18.002932	10.190835	-43.39%	1,116,121
2007	17.968073	18.002932	0.19%	1,437,224
2006	15.144659	17.968073	18.64%	1,839,844
2005	14.493567	15.144659	4.49%	2,159,695
2004	13.170455	14.493567	10.05%	2,373,559
2003	10.236736	13.170455	28.66%	2,382,653
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.855879	14.548704	13.17%	471,464
2011	12.993343	12.855879	-1.06%	571,500
2010	10.600829	12.993343	22.57%	642,503
2009	8.372807	10.600829	26.61%	774,251
2008	16.060924	8.372807	-47.87%	957,021
2007	12.813873	16.060924	25.34%	1,193,533
2006	12.151083	12.813873	5.45%	1,588,926
2005	11.638000	12.151083	4.41%	2,050,302
2004	11.407069	11.638000	2.02%	2,383,000
2003	8.695091	11.407069	31.19%	2,670,355
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	14.043042	15.843684	12.82%	139,602
2011	13.676299	14.043042	2.68%	152,635
2010	12.165048	13.676299	12.42%	187,633
2009	8.563916	12.165048	42.05%	218,004
2008	11.567096	8.563916	-25.96%	278,209
2007	11.405362	11.567096	1.42%	357,797
2006	10.382924	11.405362	9.85%	516,097
2005	10.250064	10.382924	1.30%	620,605
2004	9.477262	10.250064	8.15%	686,997
2003	7.554754	9.477262	25.45%	801,310
61

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.926319	13.444173	12.73%	58,200
2011	11.607104	11.926319	2.75%	48,217
2010	10.335924	11.607104	12.30%	62,296
2009	7.268321	10.335924	42.21%	59,068
2008	9.806038	7.268321	-25.88%	43,721
2007*	10.000000	9.806038	-1.94%	44,634
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.748136	14.366349	4.50%	145,433
2011	12.979067	13.748136	5.93%	176,186
2010	12.199820	12.979067	6.39%	195,751
2009	10.674834	12.199820	14.29%	204,606
2008	11.178437	10.674834	-4.51%	160,412
2007	10.857668	11.178437	2.95%	181,444
2006	10.536126	10.857668	3.05%	200,680
2005	10.446445	10.536126	0.86%	183,441
2004	10.135570	10.446445	3.07%	87,919
2003*	10.000000	10.135570	1.36%	26,428
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.436160	11.831501	13.37%	93,614
2011	11.830540	10.436160	-11.79%	107,523
2010	9.303679	11.830540	27.16%	117,636
2009	6.725459	9.303679	38.34%	126,114
2008	11.253265	6.725459	-40.24%	146,649
2007	9.863182	11.253265	14.09%	171,119
2006*	10.000000	9.863182	-1.37%	109,428
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.375401	14.738062	19.09%	40,607
2011	15.132512	12.375401	-18.22%	54,028
2010	13.555045	15.132512	11.64%	80,355
2009	10.850910	13.555045	24.92%	95,861
2008	19.565247	10.850910	-44.54%	126,884
2007	16.896770	19.565247	15.79%	176,647
2006	14.499246	16.896770	16.54%	213,211
2005	12.334722	14.499246	17.55%	256,478
2004	11.000744	12.334722	12.13%	286,186
2003	7.775040	11.000744	41.49%	335,111
62

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.306785	14.671980	19.22%	92,300
2011	15.062151	12.306785	-18.29%	100,050
2010	13.489945	15.062151	11.65%	119,290
2009	10.794322	13.489945	24.97%	148,232
2008	19.467718	10.794322	-44.55%	172,930
2007	16.809880	19.467718	15.81%	194,769
2006	14.424335	16.809880	16.54%	270,660
2005	12.275838	14.424335	17.50%	281,955
2004	10.947388	12.275838	12.13%	256,490
2003	7.734738	10.947388	41.54%	157,069
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.396840	16.822770	25.57%	29,289
2011	14.875465	13.396840	-9.94%	33,063
2010	11.906264	14.875465	24.94%	40,102
2009	7.656370	11.906264	55.51%	73,856
2008	15.872344	7.656370	-51.76%	53,769
2007	15.214228	15.872344	4.33%	80,446
2006	13.252038	15.214228	14.81%	109,445
2005	13.078442	13.252038	1.33%	130,578
2004	11.612918	13.078442	12.62%	135,348
2003	7.448995	11.612918	55.90%	142,757
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.958652	13.309689	11.30%	78,011
2011	11.821730	11.958652	1.16%	62,648
2010	10.619457	11.821730	11.32%	103,639
2009	7.926819	10.619457	33.97%	95,594
2008	11.405666	7.926819	-30.50%	75,673
2007	11.126930	11.405666	2.51%	73,123
2006*	10.000000	11.126930	11.27%	81,746
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.971622	11.663216	16.96%	60,486
2011	10.486815	9.971622	-4.91%	72,896
2010	8.277889	10.486815	26.68%	76,461
2009	6.487052	8.277889	27.61%	57,704
2008	9.802409	6.487052	-33.82%	64,797
2007	10.164026	9.802409	-3.56%	70,238
2006*	10.000000	10.164026	1.64%	72,549
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.003906	10.259562	13.95%	21,043
2011	9.255758	9.003906	-2.72%	23,239
2010	8.496860	9.255758	8.93%	34,512
2009	6.602655	8.496860	28.69%	44,393
2008*	10.000000	6.602655	-33.97%	32,903
63

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.450052	11.682709	11.80%	23,919
2011	12.570352	10.450052	-16.87%	27,075
2010	10.826778	12.570352	16.10%	33,675
2009	6.347673	10.826778	70.56%	32,139
2008	13.575240	6.347673	-53.24%	37,296
2007	10.676971	13.575240	27.15%	28,352
2006*	10.000000	10.676971	6.77%	17,618
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.350565	10.928990	16.88%	26,100
2011	10.595408	9.350565	-11.75%	16,102
2010	9.892389	10.595408	7.11%	18,491
2009	7.297905	9.892389	35.55%	22,264
2008	12.392141	7.297905	-41.11%	22,648
2007	10.865204	12.392141	14.05%	27,934
2006*	10.000000	10.865204	8.65%	32,823
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.628002	17.765474	13.68%	51,991
2011	15.949762	15.628002	-2.02%	53,496
2010	14.113920	15.949762	13.01%	54,464
2009	12.036200	14.113920	17.26%	49,844
2008	11.470459	12.036200	4.93%	54,655
2007	10.456863	11.470459	9.69%	42,693
2006*	10.000000	10.456863	4.57%	25,748
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.652441	-3.48%	16,070
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.747086	-2.53%	6,368
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.495425	25.309292	17.74%	54,126
2011	23.445457	21.495425	-8.32%	57,206
2010	21.835756	23.445457	7.37%	56,325
2009	17.674192	21.835756	23.55%	28,036
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.988590	10.999236	22.37%	463,426
2011	9.776182	8.988590	-8.06%	546,533
2010	9.292757	9.776182	5.20%	599,311
2009	6.441522	9.292757	44.26%	707,502
2008	11.707458	6.441522	-44.98%	796,163
2007	8.673028	11.707458	34.99%	983,875
2006	8.044709	8.673028	7.81%	1,363,013
2005	7.233815	8.044709	11.21%	1,554,991
2004	6.206483	7.233815	16.55%	1,816,328
2003	5.224689	6.206483	18.79%	2,179,617
64

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.545048	5.350251	17.72%	188,297
2011	5.036169	4.545048	-9.75%	182,887
2010	4.097605	5.036169	22.91%	224,496
2009	2.643381	4.097605	55.01%	273,953
2008	4.775364	2.643381	-44.65%	290,579
2007	3.971844	4.775364	20.23%	399,755
2006	3.728118	3.971844	6.54%	590,047
2005	3.382577	3.728118	10.22%	675,449
2004	3.404379	3.382577	-0.64%	846,091
2003	2.352398	3.404379	44.72%	1,082,245
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.653771	13.031196	11.82%	393,827
2011	17.432478	11.653771	-33.15%	246,550
2010	14.113259	17.432478	23.52%	302,452
2009	7.977040	14.113259	76.92%	401,666
2008	16.901767	7.977040	-52.80%	464,848
2007	13.363752	16.901767	26.47%	582,942
2006	9.224320	13.363752	44.88%	809,501
2005	7.075935	9.224320	30.36%	923,768
2004	6.034263	7.075935	17.26%	1,116,043
2003	4.539769	6.034263	32.92%	1,346,164
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.608992	17.374326	18.93%	37,321
2011	14.473302	14.608992	0.94%	38,474
2010	11.865912	14.473302	21.97%	38,177
2009	9.479322	11.865912	25.18%	52,879
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	10.223967	11.705286	14.49%	62,347
2011	10.396378	10.223967	-1.66%	61,394
2010	9.461369	10.396378	9.88%	76,923
2009	7.820481	9.461369	20.98%	91,259
2008	11.769084	7.820481	-33.55%	81,498
2007	11.072036	11.769084	6.30%	61,584
2006*	10.000000	11.072036	10.72%	36,299
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.815169	8.803810	12.65%	75,237
2011	7.964907	7.815169	-1.88%	84,430
2010	6.760382	7.964907	17.82%	84,971
2009	5.126544	6.760382	31.87%	105,663
2008	8.465669	5.126544	-39.44%	121,692
2007	7.168076	8.465669	18.10%	155,405
2006	6.833425	7.168076	4.90%	222,847
2005	6.494037	6.833425	5.23%	285,475
2004	6.077202	6.494037	6.86%	316,784
2003	4.633836	6.077202	31.15%	415,903
65

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.894150	15.739785	13.28%	378,265
2011	13.972200	13.894150	-0.56%	488,306
2010	12.463678	13.972200	12.10%	589,673
2009*	10.000000	12.463678	24.64%	95
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.253438	11.722228	14.32%	42,287
2011	10.282176	10.253438	-0.28%	55,988
2010	9.290525	10.282176	10.67%	41,376
2009	7.619334	9.290525	21.93%	67,220
2008	10.981885	7.619334	-30.62%	93,376
2007	10.472825	10.981885	4.86%	175,074
2006*	10.000000	10.472825	4.73%	222,865
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.480144	11.905379	3.70%	75,068
2011	10.990144	11.480144	4.46%	80,030
2010	10.494946	10.990144	4.72%	79,441
2009	9.471637	10.494946	10.80%	88,258
2008	10.636755	9.471637	-10.95%	120,512
2007	10.454871	10.636755	1.74%	103,946
2006*	10.000000	10.454871	4.55%	67,394
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.156210	12.250255	20.62%	53,215
2011	11.334491	10.156210	-10.40%	87,233
2010	10.307303	11.334491	9.97%	95,675
2009	7.367390	10.307303	39.90%	105,617
2008	12.152287	7.367390	-39.37%	113,757
2007	10.755666	12.152287	12.98%	104,588
2006*	10.000000	10.755666	7.56%	63,622
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.446186	10.956614	15.99%	103,070
2011	10.030959	9.446186	-5.83%	124,474
2010	8.589921	10.030959	16.78%	148,508
2009	6.264678	8.589921	37.12%	152,342
2008	11.366340	6.264678	-44.88%	162,538
2007	10.281776	11.366340	10.55%	144,248
2006*	10.000000	10.281776	2.82%	124,053
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.211406	9.496885	15.65%	94,709
2011	8.500979	8.211406	-3.41%	117,910
2010	7.753245	8.500979	9.64%	95,794
2009	6.004590	7.753245	29.12%	98,108
2008	9.812784	6.004590	-38.81%	93,573
2007*	10.000000	9.812784	-1.87%	60,229
66

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.843468	20.195022	13.18%	26,955
2011	17.395585	17.843468	2.57%	29,716
2010	15.559975	17.395585	11.80%	35,540
2009	10.787009	15.559975	44.25%	56,104
2008	15.161801	10.787009	-28.85%	69,319
2007	14.880516	15.161801	1.89%	109,579
2006	13.616913	14.880516	9.28%	162,591
2005	13.461410	13.616913	1.16%	214,386
2004	12.375393	13.461410	8.78%	297,880
2003	10.244088	12.375393	20.81%	309,502
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.692640	15.517654	13.33%	36,211
2011	13.350303	13.692640	2.56%	42,629
2010	11.940929	13.350303	11.80%	61,973
2009	8.273481	11.940929	44.33%	54,939
2008	11.646442	8.273481	-28.96%	37,504
2007	11.426670	11.646442	1.92%	67,617
2006	10.456788	11.426670	9.28%	67,241
2005*	10.000000	10.456788	4.57%	34,947
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.866032	13.887973	17.04%	107,103
2011	12.295754	11.866032	-3.49%	134,123
2010	10.749552	12.295754	14.38%	168,563
2009	8.463794	10.749552	27.01%	210,909
2008	13.596107	8.463794	-37.75%	259,195
2007	14.074146	13.596107	-3.40%	330,907
2006	12.289836	14.074146	14.52%	480,312
2005	11.931935	12.289836	3.00%	603,264
2004	10.278230	11.931935	16.09%	553,511
2003	7.914998	10.278230	29.86%	427,420
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.748625	8.952411	15.54%	241,914
2011	8.873553	7.748625	-12.68%	279,380
2010	7.768792	8.873553	14.22%	341,787
2009	5.140642	7.768792	51.12%	438,921
2008*	10.000000	5.140642	-48.59%	2,526
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.302740	10.247697	10.16%	0
2011	9.724722	9.302740	-4.34%	0
2010	7.964638	9.724722	22.10%	0
2009	6.128718	7.964638	29.96%	0
2008*	10.000000	6.128718	-38.71%	0
67

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.530964	9.789829	14.76%	1,922
2011	9.222635	8.530964	-7.50%	1,922
2010	8.120150	9.222635	13.58%	1,922
2009	6.361474	8.120150	27.65%	0
2008*	10.000000	6.361474	-36.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.975148	10.945235	9.73%	40,269
2011	10.233697	9.975148	-2.53%	10,577
2010	9.381701	10.233697	9.08%	10,577
2009	7.924860	9.381701	18.38%	10,577
2008*	10.000000	7.924860	-20.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.359029	10.507937	12.28%	0
2011	9.810720	9.359029	-4.60%	1,741
2010	8.835230	9.810720	11.04%	2,345
2009	7.202203	8.835230	22.67%	15,289
2008*	10.000000	7.202203	-27.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.714917	11.379856	6.21%	3,820
2011	10.693892	10.714917	0.20%	3,671
2010	10.134560	10.693892	5.52%	3,862
2009	9.075933	10.134560	11.66%	2,126
2008*	10.000000	9.075933	-9.24%	13,143
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.671916	10.737610	11.02%	16,109
2011	10.022954	9.671916	-3.50%	10,637
2010	9.108906	10.022954	10.03%	8,049
2009	7.560267	9.108906	20.48%	306
2008*	10.000000	7.560267	-24.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.018302	10.209409	13.21%	3,108
2011	9.574904	9.018302	-5.81%	21,738
2010	8.552690	9.574904	11.95%	18,448
2009	6.838895	8.552690	25.06%	41,657
2008*	10.000000	6.838895	-31.61%	8,951
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.249814	11.143623	8.72%	28,337
2011	10.402177	10.249814	-1.46%	13,733
2010	9.656186	10.402177	7.73%	18,556
2009	8.305104	9.656186	16.27%	26,476
2008*	10.000000	8.305104	-16.95%	12,188
68

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.811888	12.574661	6.46%	14,748
2011	11.215326	11.811888	5.32%	12,931
2010	10.603308	11.215326	5.77%	17,538
2009	9.865476	10.603308	7.48%	14,863
2008*	10.000000	9.865476	-1.35%	3,081
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.681415	13.420672	5.83%	14,103
2011	12.103098	12.681415	4.78%	10,724
2010	11.330708	12.103098	6.82%	9,539
2009	9.849433	11.330708	15.04%	11,883
2008*	10.000000	9.849433	-1.51%	694
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	20.034657	23.201731	15.81%	469
2011	26.122563	20.034657	-23.31%	469
2010	22.758326	26.122563	14.78%	469
2009	14.104539	22.758326	61.35%	469
2008	33.799667	14.104539	-58.27%	1,732
2007	23.500696	33.799667	43.82%	1,798
2006	17.397252	23.500696	35.08%	1,798
2005	13.275190	17.397252	31.05%	1,798
2004	11.128016	13.275190	19.30%	2,332
2003	6.815122	11.128016	63.28%	4,608
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	22.053362	25.543507	15.83%	66,305
2011	28.761189	22.053362	-23.32%	58,587
2010	25.048732	28.761189	14.82%	71,874
2009	15.507825	25.048732	61.52%	99,790
2008	37.222183	15.507825	-58.34%	92,876
2007	25.885813	37.222183	43.79%	159,966
2006	19.173227	25.885813	35.01%	159,025
2005	14.628417	19.173227	31.07%	142,607
2004	12.261030	14.628417	19.31%	115,140
2003	7.511024	12.261030	63.24%	38,972
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	17.034217	17.343752	1.82%	380,558
2011	16.074348	17.034217	5.97%	422,627
2010	15.527093	16.074348	3.52%	518,940
2009	15.304243	15.527093	1.46%	601,876
2008	14.380053	15.304243	6.43%	775,621
2007	13.583305	14.380053	5.87%	977,193
2006	13.303332	13.583305	2.10%	1,211,613
2005	13.038934	13.303332	2.03%	1,411,611
2004	12.780385	13.038934	2.02%	1,576,914
2003	12.681945	12.780385	0.78%	1,938,662
69

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.664936	12.181234	14.22%	15,710
2011	11.962338	10.664936	-10.85%	20,443
2010	10.687119	11.962338	11.93%	979
2009	8.338511	10.687119	28.17%	979
2008	15.645882	8.338511	-46.70%	2,301
2007	12.455693	15.645882	25.61%	2,400
2006	9.481057	12.455693	31.37%	2,457
2005	7.369528	9.481057	28.65%	2,623
2004	6.531881	7.369528	12.82%	3,172
2003	4.874649	6.531881	34.00%	3,621
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.981577	19.390837	14.19%	50,946
2011	19.047309	16.981577	-10.85%	55,855
2010	17.019966	19.047309	11.91%	61,063
2009	13.284846	17.019966	28.12%	68,003
2008	24.919078	13.284846	-46.69%	69,890
2007	19.837629	24.919078	25.62%	97,926
2006	15.101683	19.837629	31.36%	103,117
2005	11.741561	15.101683	28.62%	68,773
2004	10.392529	11.741561	12.98%	18,535
2003	7.772433	10.392529	33.71%	13,214
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.671954	8.960091	16.79%	3,070
2011	8.909825	7.671954	-13.89%	2,829
2010	8.396757	8.909825	6.11%	3,010
2009	6.608175	8.396757	27.07%	12,404
2008	11.752968	6.608175	-43.77%	14,406
2007	10.875421	11.752968	8.07%	14,112
2006*	10.000000	10.875421	8.75%	1,159
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.139880	15.046368	14.51%	14,552
2011	13.843384	13.139880	-5.08%	15,819
2010	12.223295	13.843384	13.25%	37,889
2009	9.725789	12.223295	25.68%	86,190
2008	15.586769	9.725789	-37.60%	111,030
2007	14.889933	15.586769	4.68%	131,376
2006	12.895102	14.889933	15.47%	134,705
2005	12.092189	12.895102	6.64%	132,253
2004	10.733522	12.092189	12.66%	118,079
2003	8.238400	10.733522	30.29%	115,070
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.487474	13.495265	8.07%	0
2011	12.527985	12.487474	-0.32%	0
2010	11.546847	12.527985	8.50%	0
2009*	10.000000	11.546847	15.47%	0
70

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.116007	14.545637	10.90%	0
2011	13.400366	13.116007	-2.12%	151
2010	12.106579	13.400366	10.69%	0
2009*	10.000000	12.106579	21.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	13.001322	13.509738	3.91%	92,872
2011	12.784205	13.001322	1.70%	135,124
2010	12.219414	12.784205	4.62%	163,959
2009	11.337840	12.219414	7.78%	215,255
2008	12.211001	11.337840	-7.15%	331,773
2007	11.728967	12.211001	4.11%	351,472
2006	11.181789	11.728967	4.89%	780,178
2005	10.954966	11.181789	2.07%	692,555
2004	10.595099	10.954966	3.40%	403,154
2003	9.938018	10.595099	6.61%	466,014
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.405294	14.676003	9.48%	369,127
2011	13.573262	13.405294	-1.24%	422,828
2010	12.386263	13.573262	9.58%	551,282
2009	10.523064	12.386263	17.71%	656,267
2008	13.867663	10.523064	-24.12%	683,367
2007	13.285144	13.867663	4.38%	896,178
2006	12.075166	13.285144	10.02%	916,915
2005	11.601416	12.075166	4.08%	1,021,060
2004	10.720050	11.601416	8.22%	1,003,875
2003	9.037949	10.720050	18.61%	802,953
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.422684	15.086021	12.39%	64,629
2011	13.880562	13.422684	-3.30%	90,899
2010	12.451067	13.880562	11.48%	138,199
2009	10.131069	12.451067	22.90%	171,179
2008	14.945964	10.131069	-32.22%	224,262
2007	14.251945	14.945964	4.87%	358,193
2006	12.593401	14.251945	13.17%	434,458
2005	11.904051	12.593401	5.79%	449,756
2004	10.748772	11.904051	10.75%	396,946
2003	8.590418	10.748772	25.13%	253,401
71

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.471382	14.379415	6.74%	136,782
2011	13.359130	13.471382	0.84%	176,859
2010	12.460165	13.359130	7.21%	192,361
2009	11.008504	12.460165	13.19%	245,853
2008	13.115336	11.008504	-16.06%	279,127
2007	12.540694	13.115336	4.58%	266,197
2006	11.706575	12.540694	7.13%	310,819
2005	11.339678	11.706575	3.24%	363,716
2004	10.710627	11.339678	5.87%	381,711
2003	9.534557	10.710627	12.33%	327,655
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.452045	15.773594	17.26%	1,072,563
2011	13.926167	13.452045	-3.40%	1,328,331
2010	12.955200	13.926167	7.49%	1,615,539
2009*	10.000000	12.955200	29.55%	589
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	26.922495	31.246287	16.06%	85,328
2011	27.960209	26.922495	-3.71%	98,309
2010	22.424067	27.960209	24.69%	124,631
2009	16.596330	22.424067	35.11%	150,510
2008	26.438587	16.596330	-37.23%	197,439
2007	24.880577	26.438587	6.26%	278,980
2006	22.915733	24.880577	8.57%	382,387
2005	20.689986	22.915733	10.76%	456,911
2004	18.094597	20.689986	14.34%	515,715
2003	13.601153	18.094597	33.04%	446,765
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.752046	11.610641	-1.20%	976,897
2011	11.894382	11.752046	-1.20%	972,840
2010	12.038832	11.894382	-1.20%	1,230,185
2009	12.179942	12.038832	-1.16%	1,630,149
2008	12.079795	12.179942	0.83%	2,124,963
2007	11.668105	12.079795	3.53%	2,217,238
2006	11.297619	11.668105	3.28%	1,862,285
2005	11.137309	11.297619	1.44%	1,864,796
2004	11.181852	11.137309	-0.40%	1,885,578
2003	11.247296	11.181852	-0.58%	2,649,818
72

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	17.250057	19.130243	10.90%	109,514
2011	16.541368	17.250057	4.28%	117,279
2010	15.139348	16.541368	9.26%	152,585
2009	12.319676	15.139348	22.89%	191,691
2008	15.076201	12.319676	-18.28%	243,847
2007	14.585737	15.076201	3.36%	320,691
2006	14.081135	14.585737	3.58%	399,081
2005	13.947624	14.081135	0.96%	485,333
2004	13.251194	13.947624	5.26%	416,983
2003	11.962673	13.251194	10.77%	454,110
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.285313	9.477320	14.39%	259,062
2011	9.252389	8.285313	-10.45%	309,707
2010	8.212008	9.252389	12.67%	345,657
2009	6.091001	8.212008	34.82%	444,830
2008*	10.000000	6.091001	-39.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	13.231627	15.325578	15.83%	30,916
2011	15.964612	13.231627	-17.12%	32,326
2010	15.227625	15.964612	4.84%	43,920
2009	11.870601	15.227625	28.28%	53,895
2008	22.388260	11.870601	-46.98%	75,955
2007	22.016277	22.388260	1.69%	98,293
2006	18.153613	22.016277	21.28%	136,010
2005	16.397022	18.153613	10.71%	129,773
2004	13.800078	16.397022	18.82%	133,586
2003*	10.000000	13.800078	38.00%	20,475
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.862484	10.187900	14.96%	78,015
2011	9.238387	8.862484	-4.07%	76,661
2010	8.094976	9.238387	14.12%	94,454
2009	6.313352	8.094976	28.22%	13,635
2008*	10.000000	6.313352	-36.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.705248	11.296246	16.39%	14,715
2011	10.431033	9.705248	-6.96%	20,239
2010*	10.000000	10.431033	4.31%	22,697
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.193456	9.518933	16.18%	2,423
2011	8.830785	8.193456	-7.22%	2,551
2010	7.927560	8.830785	11.39%	4,382
2009	6.297572	7.927560	25.88%	7,311
2008*	10.000000	6.297572	-37.02%	0
73

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.275768	10.530030	13.52%	458,219
2011	9.802822	9.275768	-5.38%	557,655
2010	7.823609	9.802822	25.30%	688,210
2009	6.229179	7.823609	25.60%	821,748
2008*	10.000000	6.229179	-37.71%	1,156
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.857019	11.330294	14.95%	252,632
2011	10.213593	9.857019	-3.49%	316,669
2010	8.641112	10.213593	18.20%	411,238
2009	6.703532	8.641112	28.90%	534,250
2008*	10.000000	6.703532	-32.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.922999	15.603980	12.07%	57,086
2011	14.183713	13.922999	-1.84%	67,602
2010	11.443667	14.183713	23.94%	85,283
2009	9.087220	11.443667	25.93%	101,773
2008	17.166371	9.087220	-47.06%	115,074
2007	15.832320	17.166371	8.43%	140,659
2006	15.526190	15.832320	1.97%	184,265
2005	14.537994	15.526190	6.80%	220,357
2004	12.973972	14.537994	12.06%	241,501
2003	9.780139	12.973972	32.66%	264,793
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	30.457117	36.242979	19.00%	104,199
2011	32.472819	30.457117	-6.21%	122,903
2010	25.960286	32.472819	25.09%	158,660
2009	20.818097	25.960286	24.70%	185,940
2008	31.056789	20.818097	-32.97%	215,834
2007	33.763890	31.056789	-8.02%	278,738
2006	29.134444	33.763890	15.89%	355,659
2005	28.608182	29.134444	1.84%	440,712
2004	24.685368	28.608182	15.89%	509,345
2003	15.928613	24.685368	54.98%	508,152
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	26.410500	30.137923	14.11%	106,557
2011	28.304046	26.410500	-6.69%	129,037
2010	22.859607	28.304046	23.82%	157,778
2009	17.176615	22.859607	33.09%	206,358
2008	28.126986	17.176615	-38.93%	239,784
2007	27.876127	28.126986	0.90%	297,116
2006	25.182239	27.876127	10.70%	392,822
2005	22.692159	25.182239	10.97%	501,601
2004	19.296948	22.692159	17.59%	543,249
2003	13.850506	19.296948	39.32%	548,766
74

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	12.124275	13.681120	12.84%	112,826
2011	12.206686	12.124275	-0.68%	138,754
2010	10.890161	12.206686	12.09%	178,192
2009	8.741250	10.890161	24.58%	230,193
2008	15.138387	8.741250	-42.26%	271,968
2007	14.164409	15.138387	6.88%	348,595
2006	12.616582	14.164409	12.27%	432,680
2005	11.884933	12.616582	6.16%	562,517
2004	10.960481	11.884933	8.43%	674,188
2003	8.699902	10.960481	25.98%	771,491
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.799163	11.209667	14.39%	208,911
2011	9.312555	9.799163	5.23%	260,825
2010	7.240299	9.312555	28.62%	329,910
2009	5.601154	7.240299	29.26%	417,138
2008*	10.000000	5.601154	-43.99%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.571451	10.812296	2.28%	23,916
2011	10.562393	10.571451	0.09%	24,029
2010	10.438093	10.562393	1.19%	37,961
2009	9.863610	10.438093	5.82%	46,410
2008*	10.000000	9.863610	-1.36%	1,345
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.754706	13.885408	18.13%	6,545
2011	13.585442	11.754706	-13.48%	4,161
2010	12.929827	13.585442	5.07%	4,295
2009*	10.000000	12.929827	29.30%	1,882
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.518068	10.870093	3.35%	59,746
2011	10.614801	10.518068	-0.91%	73,753
2010	10.204416	10.614801	4.02%	89,426
2009	9.113768	10.204416	11.97%	114,445
2008	10.655363	9.113768	-14.47%	105,884
2007	10.294293	10.655363	3.51%	204,210
2006	9.998849	10.294293	2.95%	224,731
2005	9.975981	9.998849	0.23%	228,703
2004	10.019076	9.975981	-0.43%	142,630
2003*	10.000000	10.019076	0.19%	35,424
75

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	8.103255	8.712004	7.51%	2,740
2011	8.289379	8.103255	-2.25%	2,124
2010	7.014399	8.289379	18.18%	2,391
2009	5.783597	7.014399	21.28%	4,022
2008	9.671730	5.783597	-40.20%	1,999
2007	9.739699	9.671730	-0.70%	992
2006*	10.000000	9.739699	-2.60%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.858771	14.098972	9.64%	3,504
2011	13.428283	12.858771	-4.24%	4,093
2010	11.062852	13.428283	21.38%	7,525
2009	8.519760	11.062852	29.85%	11,213
2008	14.240089	8.519760	-40.17%	17,781
2007	13.394228	14.240089	6.32%	20,871
2006	11.922729	13.394228	12.34%	23,836
2005	11.292761	11.922729	5.58%	9,834
2004*	10.000000	11.292761	12.93%	3,286
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.426823	16.597563	15.05%	105,559
2011	14.443430	14.426823	-0.11%	120,803
2010	11.468790	14.443430	25.94%	146,786
2009	8.753721	11.468790	31.02%	197,934
2008	17.395944	8.753721	-49.68%	258,079
2007	16.559762	17.395944	5.05%	292,704
2006	16.279198	16.559762	1.72%	417,888
2005	14.668150	16.279198	10.98%	524,728
2004	12.394931	14.668150	18.34%	594,200
2003	9.989064	12.394931	24.09%	645,765
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.597459	23.471568	19.77%	80,233
2011	21.622970	19.597459	-9.37%	105,246
2010	18.870882	21.622970	14.58%	124,939
2009	13.672499	18.870882	38.02%	171,498
2008	23.139603	13.672499	-40.91%	209,351
2007	22.026248	23.139603	5.05%	239,753
2006	18.942389	22.026248	16.28%	299,773
2005	16.767687	18.942389	12.97%	357,137
2004	14.238187	16.767687	17.77%	349,619
2003*	10.000000	14.238187	42.38%	143,315
76

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.376095	14.827379	19.81%	156,510
2011	13.658449	12.376095	-9.39%	177,441
2010	11.921033	13.658449	14.57%	233,401
2009	8.632507	11.921033	38.09%	298,794
2008	14.608429	8.632507	-40.91%	359,819
2007	13.907967	14.608429	5.04%	424,060
2006	11.960386	13.907967	16.28%	518,187
2005	10.590024	11.960386	12.94%	588,116
2004	8.994884	10.590024	17.73%	671,243
2003	6.365520	8.994884	41.31%	752,007
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.157406	1.57%	958
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.608873	15.713605	15.47%	238,668
2011	13.775808	13.608873	-1.21%	313,414
2010	12.008692	13.775808	14.72%	401,709
2009	9.474608	12.008692	26.75%	487,724
2008	15.585693	9.474608	-39.21%	597,849
2007	15.107682	15.585693	3.16%	830,932
2006	13.293323	15.107682	13.65%	1,078,556
2005	12.695602	13.293323	4.71%	1,284,489
2004	11.739303	12.695602	8.15%	1,419,909
2003	9.376475	11.739303	25.20%	1,603,607
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.586203	11.174456	16.57%	15,761
2011	9.921909	9.586203	-3.38%	10,196
2010	8.137614	9.921909	21.93%	17,340
2009	6.003438	8.137614	35.55%	17,221
2008	9.773861	6.003438	-38.58%	18,380
2007	10.014381	9.773861	-2.40%	30,057
2006*	10.000000	10.014381	0.14%	32,150
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.591802	13.091230	3.97%	42,125
2011	11.754996	12.591802	7.12%	43,309
2010	10.878232	11.754996	8.06%	33,813
2009*	10.000000	10.878232	8.78%	6,794
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.364804	11.873704	4.48%	132,365
2011	11.387689	11.364804	-0.20%	137,567
2010	10.957755	11.387689	3.92%	137,145
2009*	10.000000	10.957755	9.58%	67,630
77

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.508013	14.894138	29.42%	17,812
2011	10.551642	11.508013	9.06%	4,864
2010*	10.000000	10.551642	5.52%	1,564
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.525043	12.461315	8.12%	3,970
2011	11.041085	11.525043	4.38%	4,139
2010	10.429972	11.041085	5.86%	25,776
2009	9.628030	10.429972	8.33%	25,614
2008	10.852448	9.628030	-11.28%	21,069
2007	10.416914	10.852448	4.18%	27,916
2006*	10.000000	10.416914	4.17%	25,015
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	40.951512	47.725912	16.54%	10,435
2011	38.724157	40.951512	5.75%	12,872
2010	35.714045	38.724157	8.43%	15,977
2009	27.761196	35.714045	28.65%	20,995
2008	33.047924	27.761196	-16.00%	26,463
2007	31.400371	33.047924	5.25%	30,547
2006	28.681058	31.400371	9.48%	42,560
2005	25.860301	28.681058	10.91%	50,760
2004	23.781464	25.860301	8.74%	57,104
2003	18.824701	23.781464	26.33%	88,558
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.941803	51.224224	28.25%	46,356
2011	54.437435	39.941803	-26.63%	17,798
2010	43.438941	54.437435	25.32%	19,593
2009	20.624175	43.438941	110.62%	21,324
2008	59.271173	20.624175	-65.20%	25,150
2007	43.595964	59.271173	35.96%	29,643
2006	31.631833	43.595964	37.82%	56,740
2005	24.254218	31.631833	30.42%	74,687
2004	19.499977	24.254218	24.38%	83,036
2003	12.800242	19.499977	52.34%	93,751
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	47.994516	49.022812	2.14%	25,576
2011	58.141223	47.994516	-17.45%	13,302
2010	45.534579	58.141223	27.69%	15,037
2009	29.255507	45.534579	55.64%	15,055
2008	54.963626	29.255507	-46.77%	15,972
2007	38.274579	54.963626	43.60%	18,502
2006	31.116907	38.274579	23.00%	20,826
2005	20.764275	31.116907	49.86%	24,667
2004	16.917457	20.764275	22.74%	34,101
2003	11.826254	16.917457	43.05%	107,171
78

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.646448	-3.54%	37,678
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.461387	16.477775	6.57%	22,980
2011	16.402783	15.461387	-5.74%	48,930
2010	13.095791	16.402783	25.25%	49,165
2009*	10.000000	13.095791	30.96%	2,820
79

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	14.796583	17.142870	15.86%	59
2011	16.556371	14.796583	-10.63%	0
2010	13.372697	16.556371	2380.73%	65
2009	9.584868	13.372697	39.52%	65
2008	15.253782	9.584868	-37.16%	65
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.965874	13.616478	5.02%	843
2011	11.863324	12.965874	9.29%	437
2010	11.539410	11.863324	280.70%	496
2009	10.705445	11.539410	7.79%	496
2008	11.122971	10.705445	-3.75%	357
2007	10.388282	11.122971	7.07%	0
2006	10.455359	10.388282	-0.64%	0
2005	10.525419	10.455359	-0.67%	0
2004	10.171166	10.525419	3.48%	7,869
2003*	10.000000	10.171166	1.71%	5,144
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	8.934558	10.025867	12.21%	497
2011	8.859392	8.934558	0.85%	497
2010	7.935854	8.859392	11.64%	497
2009	6.870977	7.935854	15.50%	497
2008	10.740675	6.870977	-36.03%	3,776
2007	10.991050	10.740675	-2.28%	3,776
2006	9.597554	10.991050	14.52%	3,776
2005	9.378483	9.597554	2.34%	4,612
2004	8.486720	9.378483	10.51%	5,493
2003	6.708323	8.486720	26.51%	15,518
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.183065	12.722191	13.76%	1,903
2011	11.513981	11.183065	-2.87%	1,903
2010	9.872041	11.513981	16.63%	1,903
2009	7.767982	9.872041	27.09%	0
2008	10.499337	7.767982	-26.01%	0
2007	10.990225	10.499337	-4.47%	0
2006*	10.000000	10.990225	9.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.138691	13.054196	7.54%	6,190
2011	12.880041	12.138691	-5.76%	5,540
2010	11.998434	12.880041	734.77%	5,774
2009*	10.000000	11.998434	19.98%	0
80

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	13.847724	15.674227	13.19%	67
2011	14.079367	13.847724	-1.65%	67
2010	11.440921	14.079367	2306.15%	3,866
2009	9.356682	11.440921	22.28%	4,398
2008	13.848764	9.356682	-32.44%	4,715
2007	14.255437	13.848764	-2.85%	4,760
2006	12.739348	14.255437	11.90%	5,003
2005	12.146432	12.739348	4.88%	1,137
2004	10.189578	12.146432	19.20%	1,037
2003	7.561672	10.189578	34.75%	1,096
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	7.351502	8.050318	9.51%	0
2011	7.449387	7.351502	-1.31%	0
2010	6.633946	7.449387	12.29%	1,422
2009	5.071304	6.633946	30.81%	2,008
2008	7.907868	5.071304	-35.87%	2,076
2007	7.502604	7.907868	5.40%	2,305
2006	7.024598	7.502604	6.80%	2,414
2005	6.931538	7.024598	1.34%	2,422
2004	6.673008	6.931538	3.87%	2,390
2003	5.414906	6.673008	23.23%	2,330
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	8.556201	9.684423	13.19%	9,505
2011	8.587027	8.556201	-0.36%	9,815
2010	7.645562	8.587027	12.31%	9,745
2009	6.187991	7.645562	23.55%	9,973
2008	10.066260	6.187991	-38.53%	10,397
2007	9.779977	10.066260	2.93%	13,948
2006	8.657565	9.779977	12.96%	15,376
2005	8.455066	8.657565	2.40%	15,161
2004	7.813792	8.455066	8.21%	25,104
2003	6.224012	7.813792	25.54%	28,516
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	10.494613	11.333713	8.00%	479
2011	9.843066	10.494613	6.62%	682
2010	8.727467	9.843066	12.78%	820
2009	7.281204	8.727467	19.86%	1,364
2008	10.568283	7.281204	-31.10%	1,393
2007	10.087808	10.568283	4.76%	1,209
2006	8.854989	10.087808	13.92%	1,271
2005	8.673868	8.854989	2.09%	1,287
2004	8.442921	8.673868	2.74%	1,343
2003	7.124457	8.442921	18.51%	882
81

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	14.506954	15.566295	7.30%	524
2011	14.502814	14.506954	0.03%	590
2010	13.666705	14.502814	611.79%	958
2009	11.602934	13.666705	17.79%	4,196
2008	12.796547	11.602934	-9.33%	5,884
2007	12.417436	12.796547	3.05%	11,559
2006	12.189609	12.417436	1.87%	14,172
2005	12.303438	12.189609	-0.93%	15,371
2004	12.140716	12.303438	1.34%	18,686
2003	11.862727	12.140716	2.34%	23,245
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.620606	11.600113	9.22%	0
2011	10.889933	10.620606	-2.47%	0
2010	9.876750	10.889933	10.26%	0
2009	8.134234	9.876750	21.42%	0
2008	11.101187	8.134234	-26.73%	0
2007	10.448873	11.101187	6.24%	0
2006*	10.000000	10.448873	4.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.123906	11.206386	10.69%	0
2011	10.468897	10.123906	-3.30%	0
2010	9.346999	10.468897	12.00%	0
2009	7.421577	9.346999	25.94%	0
2008	11.278025	7.421577	-34.19%	0
2007	10.468731	11.278025	7.73%	0
2006*	10.000000	10.468731	4.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.584450	10.824299	12.94%	0
2011	10.071160	9.584450	-4.83%	0
2010	8.877203	10.071160	13.45%	0
2009	6.907583	8.877203	28.51%	0
2008	11.406412	6.907583	-39.44%	0
2007	10.488750	11.406412	8.75%	0
2006*	10.000000	10.488750	4.89%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.229735	9.453533	2.42%	87
2011	9.954575	9.229735	-7.28%	87
2010	8.541938	9.954575	16.54%	68
2009	5.918496	8.541938	44.33%	68
2008	13.273426	5.918496	-55.41%	68
2007	9.319807	13.273426	42.42%	221
2006*	10.000000	9.319807	-6.80%	0
82

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	9.792796	11.222931	14.60%	4,524
2011	9.927379	9.792796	-1.36%	4,635
2010	8.819788	9.927379	12.56%	4,693
2009	6.935423	8.819788	27.17%	9,126
2008	12.377697	6.935423	-43.97%	10,941
2007	12.480760	12.377697	-0.83%	14,407
2006	10.626821	12.480760	17.45%	15,866
2005	10.273613	10.626821	3.44%	22,419
2004	9.431146	10.273613	8.93%	26,140
2003	7.405226	9.431146	27.36%	24,278
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	7.915072	8.866465	12.02%	2,015
2011	8.081337	7.915072	-2.06%	2,186
2010	6.660623	8.081337	21.33%	2,048
2009	5.314525	6.660623	25.33%	7,803
2008	10.299075	5.314525	-48.40%	8,459
2007	8.301332	10.299075	24.07%	8,870
2006	7.952242	8.301332	4.39%	8,840
2005	7.694090	7.952242	3.36%	8,852
2004	7.618533	7.694090	0.99%	17,167
2003	5.866545	7.618533	29.86%	15,817
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	10.806391	12.068349	11.68%	4,050
2011	10.631486	10.806391	1.65%	5,860
2010	9.553330	10.631486	11.29%	6,000
2009	6.793998	9.553330	40.61%	6,082
2008	9.270443	6.793998	-26.71%	6,211
2007	9.234781	9.270443	0.39%	10,012
2006	8.492610	9.234781	8.74%	13,034
2005	8.469429	8.492610	0.27%	15,133
2004	7.910922	8.469429	7.06%	17,155
2003	6.370568	7.910922	24.18%	16,625
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.373572	12.691012	11.58%	1,116
2011	11.182030	11.373572	1.71%	0
2010	10.059148	11.182030	11.16%	771
2009	7.145920	10.059148	40.77%	1,953
2008	9.739577	7.145920	-26.63%	1,363
2007*	10.000000	9.739577	-2.60%	780
83

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	12.588211	13.020794	3.44%	3,193
2011	12.005169	12.588211	4.86%	0
2010	11.399748	12.005169	531.08%	632
2009	10.076699	11.399748	13.13%	632
2008	10.659989	10.076699	-5.47%	0
2007	10.460531	10.659989	1.91%	0
2006	10.254255	10.460531	2.01%	0
2005	10.270637	10.254255	-0.16%	0
2004	10.066869	10.270637	2.02%	0
2003*	10.000000	10.066869	0.67%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	9.851380	11.055237	12.22%	4,726
2011	11.281679	9.851380	-12.68%	4,233
2010	8.962645	11.281679	25.87%	4,412
2009	6.545147	8.962645	36.94%	0
2008	11.063830	6.545147	-40.84%	0
2007	9.796829	11.063830	12.93%	0
2006*	10.000000	9.796829	-2.03%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	8.964905	10.568187	17.88%	2,934
2011	11.074247	8.964905	-19.05%	2,934
2010	10.021101	11.074247	10.51%	2,934
2009	8.104022	10.021101	23.66%	2,934
2008	14.762178	8.104022	-45.10%	2,934
2007	12.879820	14.762178	14.61%	3,142
2006	11.164941	12.879820	15.36%	3,142
2005	9.594958	11.164941	16.36%	3,796
2004	8.644743	9.594958	10.99%	3,992
2003	6.172254	8.644743	40.06%	4,241
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.153895	13.162665	18.01%	1,698
2011	13.790680	11.153895	-19.12%	1,790
2010	12.477310	13.790680	1052.61%	1,854
2009	10.086167	12.477310	23.71%	2,032
2008	18.377070	10.086167	-45.12%	3,533
2007	16.031254	18.377070	14.63%	5,266
2006	13.896449	16.031254	15.36%	5,402
2005	11.947091	13.896449	16.32%	5,061
2004	10.763107	11.947091	11.00%	3,728
2003	7.682181	10.763107	40.10%	4,027
84

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.141909	15.092274	24.30%	0
2011	13.619716	12.141909	-10.85%	0
2010	11.012465	13.619716	2367.55%	0
2009	7.154014	11.012465	53.93%	1,340
2008	14.983218	7.154014	-52.25%	1,313
2007	14.509632	14.983218	3.26%	1,266
2006	12.767144	14.509632	13.65%	1,547
2005	12.728329	12.767144	0.30%	1,569
2004	11.417557	12.728329	11.48%	1,430
2003	7.398393	11.417557	54.32%	1,569
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.288871	12.436769	10.17%	741
2011	11.273453	11.288871	0.14%	164
2010	10.230415	11.273453	1019.55%	0
2009	7.714445	10.230415	32.61%	0
2008	11.213757	7.714445	-31.21%	0
2007	11.052167	11.213757	1.46%	0
2006*	10.000000	11.052167	10.52%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.412717	10.897824	15.78%	48
2011	10.000102	9.412717	-5.87%	0
2010	7.974301	10.000102	25.40%	0
2009	6.313079	7.974301	26.31%	0
2008	9.637355	6.313079	-34.49%	0
2007	10.095671	9.637355	-4.54%	0
2006*	10.000000	10.095671	0.96%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	0
2009	6.557922	8.353912	27.39%	0
2008*	10.000000	6.557922	-34.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	9.864528	10.916226	10.66%	0
2011	11.987213	9.864528	-17.71%	0
2010	10.429904	11.987213	1493.12%	194
2009	6.177452	10.429904	68.84%	194
2008	13.346764	6.177452	-53.72%	0
2007	10.605141	13.346764	25.85%	0
2006*	10.000000	10.605141	6.05%	0
85

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	8.826599	10.211932	15.69%	0
2011	10.103873	8.826599	-12.64%	0
2010	9.529818	10.103873	6.02%	0
2009	7.102305	9.529818	34.18%	0
2008	12.183609	7.102305	-41.71%	0
2007	10.792161	12.183609	12.89%	0
2006*	10.000000	10.792161	7.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.752938	16.600586	12.52%	990
2011	15.210259	14.752938	-3.01%	126
2010	13.597042	15.210259	1186.45%	231
2009	11.713936	13.597042	16.08%	231
2008	11.277465	11.713936	3.87%	108
2007	10.386573	11.277465	8.58%	0
2006*	10.000000	10.386573	3.87%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	9.757969	10.821283	10.90%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.680111	-3.20%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	18.837087	21.954356	16.55%	1,295
2011	20.755721	18.837087	-9.24%	1,452
2010	19.528147	20.755721	628.62%	1,452
2009	15.967834	19.528147	22.30%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	7.961469	9.643588	21.13%	1,332
2011	8.747446	7.961469	-8.99%	673
2010	8.399844	8.747446	4.14%	940
2009	5.882077	8.399844	42.80%	6,909
2008	10.800350	5.882077	-45.54%	6,986
2007	8.083227	10.800350	33.61%	9,000
2006	7.574085	8.083227	6.72%	10,581
2005	6.880030	7.574085	10.09%	12,415
2004	5.963253	6.880030	15.37%	13,307
2003	5.071211	5.963253	17.59%	15,233
86

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.025447	4.690536	16.52%	1,903
2011	4.505956	4.025447	-10.66%	1,037
2010	3.703644	4.505956	21.66%	1,037
2009	2.413657	3.703644	53.45%	1,037
2008	4.405086	2.413657	-45.21%	1,037
2007	3.701531	4.405086	19.01%	3,002
2006	3.509816	3.701531	5.46%	3,002
2005	3.216948	3.509816	9.10%	3,003
2004	3.270799	3.216948	-1.65%	4,473
2003	2.283163	3.270799	43.26%	8,684
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.321973	11.424826	10.68%	4,547
2011	15.598174	10.321973	-33.83%	1,786
2010	12.757117	15.598174	2227.04%	1,786
2009	7.284215	12.757117	75.13%	7,915
2008	15.592266	7.284215	-53.28%	7,915
2007	12.455029	15.592266	25.19%	10,161
2006	8.684672	12.455029	43.41%	11,687
2005	6.729816	8.684672	29.05%	13,100
2004	5.797749	6.729816	16.08%	13,922
2003	4.406372	5.797749	31.58%	14,452
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	13.513920	15.908951	17.72%	687
2011	13.525017	13.513920	-0.08%	2,141
2010	11.201705	13.525017	2074.07%	4,240
2009	9.040208	11.201705	23.91%	4,240
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.210767	13.838132	13.33%	0
2011	12.543393	12.210767	-2.65%	0
2010	11.531909	12.543393	877.12%	0
2009	9.629397	11.531909	19.76%	0
2008	14.639860	9.629397	-34.22%	0
2007	13.914350	14.639860	5.21%	0
2006	11.805572	13.914350	17.86%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	5.241106	5.844248	11.51%	0
2011	5.396019	5.241106	-2.87%	0
2010	4.626753	5.396019	16.63%	0
2009	3.544436	4.626753	30.54%	0
2008	5.913085	3.544436	-40.06%	0
2007	5.058202	5.913085	16.90%	0
2006	4.871231	5.058202	3.84%	0
2005	4.676487	4.871231	4.16%	0
2004	4.421055	4.676487	5.78%	0
2003	3.405447	4.421055	29.82%	0
87

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.522644	15.163535	12.13%	8,894
2011	13.737383	13.522644	-1.56%	9,009
2010	12.379408	13.737383	1096.96%	9,204
2009*	10.000000	12.379408	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.679028	10.953289	13.17%	17,003
2011	9.805182	9.679028	-1.29%	17,003
2010	8.950048	9.805182	9.55%	15,617
2009	7.415149	8.950048	20.70%	1,015
2008	10.797061	7.415149	-31.32%	1,015
2007	10.402421	10.797061	3.79%	496
2006*	10.000000	10.402421	4.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.837297	11.124682	2.65%	0
2011	10.480500	10.837297	3.40%	0
2010	10.110557	10.480500	365.90%	279
2009	9.217980	10.110557	9.68%	279
2008	10.457773	9.217980	-11.86%	120
2007	10.384612	10.457773	0.70%	0
2006*	10.000000	10.384612	3.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.587174	11.446637	19.40%	254
2011	10.808710	9.587174	-11.30%	86
2010	9.929560	10.808710	8.85%	0
2009	7.169940	9.929560	38.49%	0
2008	11.947796	7.169940	-39.99%	0
2007	10.683364	11.947796	11.84%	1,202
2006*	10.000000	10.683364	6.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.916863	10.237758	14.81%	0
2011	9.565490	8.916863	-6.78%	0
2010	8.274989	9.565490	15.60%	0
2009	6.096694	8.274989	35.73%	0
2008	11.175007	6.096694	-45.44%	0
2007	10.212629	11.175007	9.42%	0
2006*	10.000000	10.212629	2.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.830551	8.964552	14.48%	113
2011	8.189432	7.830551	-4.38%	223
2010	7.545396	8.189432	8.54%	0
2009	5.903354	7.545396	27.82%	0
2008	9.746269	5.903354	-39.43%	0
2007*	10.000000	9.746269	-2.54%	0
88

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.149413	15.851675	12.03%	568
2011	13.934927	14.149413	1.54%	662
2010	12.591881	13.934927	1066.60%	759
2009	8.818504	12.591881	42.79%	816
2008	12.521823	8.818504	-29.57%	906
2007	12.415842	12.521823	0.85%	1,450
2006	11.477315	12.415842	8.18%	1,523
2005	11.461933	11.477315	0.13%	2,428
2004	10.644927	11.461933	7.68%	2,824
2003	8.901664	10.644927	19.58%	6,487
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.795478	14.353819	12.18%	117
2011	12.602795	12.795478	1.53%	118
2010	11.387549	12.602795	1067.17%	119
2009	7.970615	11.387549	42.87%	121
2008	11.334958	7.970615	-29.68%	136
2007	11.235365	11.334958	0.89%	131
2006	10.386510	11.235365	8.17%	132
2005*	10.000000	10.386510	3.87%	131
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.079473	9.360271	15.85%	418
2011	8.457532	8.079473	-4.47%	418
2010	7.469516	8.457532	13.23%	418
2009	5.941349	7.469516	25.72%	418
2008	9.641992	5.941349	-38.38%	849
2007	10.083630	9.641992	-4.38%	6,615
2006	8.895000	10.083630	13.36%	8,641
2005	8.723996	8.895000	1.96%	10,297
2004	7.591688	8.723996	14.92%	1,945
2003	5.905872	7.591688	28.54%	374
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.464812	8.537027	14.36%	379
2011	8.635830	7.464812	-13.56%	2,194
2010	7.637902	8.635830	13.07%	2,575
2009	5.105704	7.637902	49.60%	3,298
2008*	10.000000	5.105704	-48.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	8.962109	9.772315	9.04%	0
2011	9.464268	8.962109	-5.31%	0
2010	7.830477	9.464268	20.86%	0
2009	6.087100	7.830477	28.64%	0
2008*	10.000000	6.087100	-39.13%	0
89

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
2009	6.318315	7.983421	26.35%	0
2008*	10.000000	6.318315	-36.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.610103	10.437720	8.61%	0
2011	9.959791	9.610103	-3.51%	0
2010	9.223900	9.959791	7.98%	0
2009	7.871204	9.223900	17.19%	0
2008*	10.000000	7.871204	-21.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.016475	10.020638	11.14%	0
2011	9.548087	9.016475	-5.57%	0
2010	8.686563	9.548087	9.92%	0
2009	7.153399	8.686563	21.43%	0
2008*	10.000000	7.153399	-28.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.322914	10.852280	5.13%	0
2011	10.407724	10.322914	-0.81%	0
2010	9.964165	10.407724	4.45%	0
2009	9.014543	9.964165	10.53%	0
2008*	10.000000	9.014543	-9.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.317957	10.239715	9.89%	0
2011	9.754667	9.317957	-4.48%	0
2010	8.955653	9.754667	8.92%	0
2009	7.509050	8.955653	19.26%	0
2008*	10.000000	7.509050	-24.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	0
2009	6.792527	8.408744	23.79%	0
2008*	10.000000	6.792527	-32.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
2009	8.248893	9.493792	15.09%	0
2008*	10.000000	8.248893	-17.51%	0
90

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.379838	11.991797	5.38%	0
2011	10.915246	11.379838	4.26%	0
2010	10.425092	10.915246	470.17%	0
2009	9.798799	10.425092	6.39%	0
2008*	10.000000	9.798799	-2.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.217619	12.798656	4.76%	39
2011	11.779323	12.217619	3.72%	526
2010	11.140309	11.779323	5.74%	656
2009	9.782878	11.140309	13.88%	656
2008*	10.000000	9.782878	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	17.868542	20.483275	14.63%	0
2011	23.536301	17.868542	-24.08%	0
2010	20.714473	23.536301	1362.25%	0
2009	12.969062	20.714473	59.72%	0
2008	31.397914	12.969062	-58.69%	0
2007	22.054946	31.397914	42.36%	0
2006	16.493390	22.054946	33.72%	0
2005	12.713638	16.493390	29.73%	0
2004	10.766220	12.713638	18.09%	0
2003	6.660810	10.766220	61.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	19.987875	22.916265	14.65%	37
2011	26.333821	19.987875	-24.10%	1,053
2010	23.168812	26.333821	1366.06%	2,273
2009	14.490549	23.168812	59.89%	2,273
2008	35.137800	14.490549	-58.76%	2,398
2007	24.687179	35.137800	42.33%	3,751
2006	18.471789	24.687179	33.65%	3,652
2005	14.236749	18.471789	29.75%	2,468
2004	12.054715	14.236749	18.10%	208
2003	7.459964	12.054715	61.59%	73
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	14.902812	15.019657	0.78%	3,517
2011	14.206388	14.902812	4.90%	2,568
2010	13.863022	14.206388	247.68%	3,187
2009	13.803730	13.863022	0.43%	4,214
2008	13.102704	13.803730	5.35%	3,971
2007	12.503923	13.102704	4.79%	5,144
2006	12.371062	12.503923	1.07%	5,603
2005	12.248814	12.371062	1.00%	6,487
2004	12.128686	12.248814	0.99%	6,635
2003	12.158343	12.128686	-0.24%	15,186
91

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	9.511775	10.753942	13.06%	325
2011	10.777854	9.511775	-11.75%	325
2010	9.727222	10.777854	10.80%	0
2009	7.667186	9.727222	26.87%	0
2008	14.533790	7.667186	-47.25%	0
2007	11.689259	14.533790	24.33%	0
2006	8.988342	11.689259	30.05%	0
2005	7.057732	8.988342	27.35%	0
2004	6.319464	7.057732	11.68%	0
2003	4.764292	6.319464	32.64%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	15.391020	17.396394	13.03%	1,368
2011	17.439588	15.391020	-11.75%	1,368
2010	15.742482	17.439588	1078.04%	2,931
2009	12.413380	15.742482	26.82%	2,931
2008	23.523222	12.413380	-47.23%	2,931
2007	18.918849	23.523222	24.34%	5,316
2006	14.549040	18.918849	30.04%	4,067
2005	11.427124	14.549040	27.32%	0
2004	10.217597	11.427124	11.84%	0
2003	7.719631	10.217597	32.36%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.241943	8.372107	15.61%	0
2011	8.496374	7.241943	-14.76%	0
2010	8.088902	8.496374	5.04%	0
2009	6.431015	8.088902	25.78%	0
2008	11.555148	6.431015	-44.35%	348
2007	10.802306	11.555148	6.97%	348
2006*	10.000000	10.802306	8.02%	348
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	11.877297	13.462653	13.35%	7,781
2011	12.640935	11.877297	-6.04%	7,781
2010	11.275573	12.640935	1210.90%	7,781
2009	9.063460	11.275573	24.41%	7,781
2008	14.674212	9.063460	-38.24%	7,781
2007	14.162292	14.674212	3.61%	15,009
2006	12.389980	14.162292	14.30%	7,781
2005	11.736943	12.389980	5.56%	7,782
2004	10.524667	11.736943	11.52%	65,682
2003	8.160577	10.524667	28.97%	45,921
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.153512	13.001097	6.97%	0
2011	12.317334	12.153512	-1.33%	0
2010	11.468700	12.317334	739.96%	0
2009*	10.000000	11.468700	14.69%	0
92

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	956.74%	0
2009*	10.000000	12.024686	20.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.752368	12.088038	2.86%	37,410
2011	11.673957	11.752368	0.67%	37,410
2010	11.272269	11.673957	356.35%	37,410
2009	10.565944	11.272269	6.68%	0
2008	11.496047	10.565944	-8.09%	0
2007	11.155745	11.496047	3.05%	0
2006	10.743737	11.155745	3.83%	0
2005	10.633118	10.743737	1.04%	0
2004	10.388956	10.633118	2.35%	35,311
2003	9.844280	10.388956	5.53%	38,879
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.117394	13.131451	8.37%	0
2011	12.394401	12.117394	-2.23%	0
2010	11.426058	12.394401	847.49%	0
2009	9.806543	11.426058	16.51%	0
2008	13.055741	9.806543	-24.89%	7,561
2007	12.635905	13.055741	3.32%	0
2006	11.602141	12.635905	8.91%	6,923
2005	11.260586	11.602141	3.03%	6,923
2004	10.511469	11.260586	7.13%	291,561
2003	8.952638	10.511469	17.41%	280,231
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.133016	13.498218	11.25%	0
2011	12.674949	12.133016	-4.28%	0
2010	11.485760	12.674949	1035.36%	0
2009	9.441190	11.485760	21.66%	29,706
2008	14.070907	9.441190	-32.90%	30,292
2007	13.555454	14.070907	3.80%	32,031
2006	12.100071	13.555454	12.03%	30,022
2005	11.554315	12.100071	4.72%	40,423
2004	10.539613	11.554315	9.63%	185,981
2003	8.509285	10.539613	23.86%	235,385
93

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.177236	12.866162	5.66%	0
2011	12.198921	12.177236	-0.18%	0
2010	11.494305	12.198921	613.01%	0
2009	10.258994	11.494305	12.04%	0
2008	12.347458	10.258994	-16.91%	0
2007	11.927822	12.347458	3.52%	0
2006	11.247978	11.927822	6.04%	0
2005	11.006534	11.247978	2.19%	0
2004	10.502231	11.006534	4.80%	160,779
2003	9.444587	10.502231	11.20%	178,115
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.092386	15.196167	16.07%	14,509
2011	13.692136	13.092386	-4.38%	16,771
2010	12.867621	13.692136	640.77%	20,066
2009*	10.000000	12.867621	28.68%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.563976	21.326835	14.88%	4,324
2011	19.476305	18.563976	-4.68%	4,324
2010	15.779485	19.476305	2342.80%	6,010
2009	11.798022	15.779485	33.75%	9,038
2008	18.987431	11.798022	-37.86%	9,165
2007	18.052218	18.987431	5.18%	12,803
2006	16.796167	18.052218	7.48%	13,016
2005	15.319315	16.796167	9.64%	11,491
2004	13.534578	15.319315	13.19%	12,716
2003	10.277402	13.534578	31.69%	13,281
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.089373	9.866813	-2.21%	5,509
2011	10.315697	10.089373	-2.19%	5,415
2010	10.547730	10.315697	-219.98%	8,591
2009	10.780474	10.547730	-2.16%	46,129
2008	10.801157	10.780474	-0.19%	62,424
2007	10.540307	10.801157	2.47%	10,355
2006	10.309696	10.540307	2.24%	36,171
2005	10.267038	10.309696	0.42%	34,027
2004	10.413500	10.267038	-1.41%	45,178
2003	10.581548	10.413500	-1.59%	59,044
94

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.329551	15.730200	9.77%	1,004
2011	13.880944	14.329551	3.23%	260
2010	12.834262	13.880944	815.54%	989
2009	10.550599	12.834262	21.64%	3,960
2008	13.043358	10.550599	-19.11%	4,079
2007	12.748732	13.043358	2.31%	4,180
2006	12.433153	12.748732	2.54%	4,047
2005	12.440836	12.433153	-0.06%	3,799
2004	11.940484	12.440836	4.19%	42,307
2003	10.889602	11.940484	9.65%	42,667
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	7.981961	9.037720	13.23%	3,563
2011	9.004665	7.981961	-11.36%	3,563
2010	8.073761	9.004665	11.53%	3,563
2009	6.049680	8.073761	33.46%	6,718
2008*	10.000000	6.049680	-39.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.114798	13.889668	14.65%	1,486
2011	14.766524	12.114798	-17.96%	2,588
2010	14.228697	14.766524	377.99%	2,588
2009	11.205365	14.228697	26.98%	2,588
2008	21.350365	11.205365	-47.52%	2,588
2007	21.211573	21.350365	0.65%	2,956
2006	17.668354	21.211573	20.05%	3,041
2005	16.121390	17.668354	9.60%	3,179
2004	13.706741	16.121390	17.62%	2,303
2003*	10.000000	13.706741	37.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.538057	9.715408	13.79%	2,693
2011	8.991007	8.538057	-5.04%	2,693
2010	7.958679	8.991007	12.97%	2,990
2009	6.270513	7.958679	26.92%	591
2008*	10.000000	6.270513	-37.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.541790	10.993343	15.21%	128
2011	10.360058	9.541790	-7.90%	0
2010*	10.000000	10.360058	3.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.893419	9.077336	15.00%	0
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
2009	6.254822	7.794044	24.61%	0
2008*	10.000000	6.254822	-37.45%	0
95

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	8.936213	10.041657	12.37%	16,469
2011	9.540351	8.936213	-6.33%	16,528
2010	7.691865	9.540351	24.03%	16,586
2009	6.186904	7.691865	24.32%	18,159
2008*	10.000000	6.186904	-38.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.496154	10.804765	13.78%	2,459
2011	9.940108	9.496154	-4.47%	2,896
2010	8.495635	9.940108	17.00%	2,790
2009	6.658061	8.495635	27.60%	3,321
2008*	10.000000	6.658061	-33.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	12.239809	13.578402	10.94%	2,980
2011	12.596266	12.239809	-2.83%	3,002
2010	10.266672	12.596266	2269.08%	3,237
2009	8.235950	10.266672	24.66%	4,119
2008	15.717907	8.235950	-47.60%	4,076
2007	14.645439	15.717907	7.32%	5,144
2006	14.508796	14.645439	0.94%	5,817
2005	13.723755	14.508796	5.72%	6,332
2004	12.372523	13.723755	10.92%	7,461
2003	9.421976	12.372523	31.32%	7,498
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	19.768284	23.285056	17.79%	3,394
2011	21.291755	19.768284	-7.16%	3,534
2010	17.195450	21.291755	2382.20%	4,067
2009	13.930430	17.195450	23.44%	4,384
2008	20.994710	13.930430	-33.65%	4,359
2007	23.059585	20.994710	-8.95%	7,636
2006	20.100696	23.059585	14.72%	8,066
2005	19.938786	20.100696	0.81%	11,244
2004	17.380579	19.938786	14.72%	17,952
2003	11.329505	17.380579	53.41%	16,495
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	19.244030	21.737266	12.96%	400
2011	20.834303	19.244030	-7.63%	400
2010	16.998540	20.834303	2256.52%	400
2009	12.903236	16.998540	31.74%	1,121
2008	21.345940	12.903236	-39.55%	2,404
2007	21.373134	21.345940	-0.13%	3,708
2006	19.504567	21.373134	9.58%	3,756
2005	17.754986	19.504567	9.85%	4,176
2004	15.252779	17.754986	16.40%	3,484
2003	11.059519	15.252779	37.92%	7,114
96

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.331552	9.306013	11.70%	1,017
2011	8.473768	8.331552	-1.68%	3,303
2010	7.637082	8.473768	10.96%	6,549
2009	6.192790	7.637082	23.32%	1,126
2008	10.834878	6.192790	-42.84%	1,126
2007	10.241994	10.834878	5.79%	2,466
2006	9.215792	10.241994	11.14%	2,466
2005	8.769845	9.215792	5.09%	2,466
2004	8.170362	8.769845	7.34%	5,093
2003	6.551449	8.170362	24.71%	5,093
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.440062	10.689351	13.23%	10,677
2011	9.062776	9.440062	4.16%	10,801
2010	7.118002	9.062776	27.32%	10,944
2009	5.562940	7.118002	27.95%	7,401
2008*	10.000000	5.562940	-44.37%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	0
2010	10.262637	10.279747	16.67%	227
2009	9.796941	10.262637	4.75%	227
2008*	10.000000	9.796941	-2.03%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.440266	13.376906	16.93%	134
2011	13.357126	11.440266	-14.35%	134
2010	12.842401	13.357126	400.80%	0
2009*	10.000000	12.842401	28.42%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.630564	9.851884	2.30%	0
2011	9.818249	9.630564	-1.91%	0
2010	9.535164	9.818249	2.97%	0
2009	8.603081	9.535164	10.83%	0
2008	10.161177	8.603081	-15.33%	0
2007	9.917761	10.161177	2.45%	0
2006	9.731335	9.917761	1.92%	0
2005	9.808073	9.731335	-0.78%	0
2004	9.951175	9.808073	-1.44%	6,351
2003*	10.000000	9.951175	-0.49%	1,653
97

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.714572	11.402633	6.42%	0
2011	11.072533	10.714572	-3.23%	0
2010	9.465140	11.072533	16.98%	0
2009	7.884137	9.465140	20.05%	0
2008	13.319541	7.884137	-40.81%	0
2007	13.551102	13.319541	-1.71%	0
2006	13.163790	13.551102	2.94%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	11.894743	12.909635	8.53%	0
2011	12.548331	11.894743	-5.21%	0
2010	10.443480	12.548331	2015.47%	0
2009	8.125014	10.443480	28.53%	0
2008	13.719597	8.125014	-40.78%	0
2007	13.037326	13.719597	5.23%	0
2006	11.723327	13.037326	11.21%	0
2005	11.217069	11.723327	4.51%	0
2004*	10.000000	11.217069	12.17%	154
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	8.697605	9.904772	13.88%	3,778
2011	8.796462	8.697605	-1.12%	3,847
2010	7.056151	8.796462	24.66%	3,899
2009	5.440766	7.056151	29.69%	3,899
2008	10.923198	5.440766	-50.19%	7,265
2007	10.505043	10.923198	3.98%	8,802
2006	10.432419	10.505043	0.70%	8,802
2005	9.495781	10.432419	9.86%	10,225
2004	8.106165	9.495781	17.14%	10,605
2003	6.599464	8.106165	22.83%	10,607
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	17.943788	21.273037	18.55%	613
2011	20.000580	17.943788	-10.28%	614
2010	17.633242	20.000580	1342.54%	1,257
2009	12.906444	17.633242	36.62%	1,438
2008	22.067035	12.906444	-41.51%	1,473
2007	21.221247	22.067035	3.99%	1,320
2006	18.436138	21.221247	15.11%	2,604
2005	16.485857	18.436138	11.83%	1,363
2004	14.141920	16.485857	16.57%	32,664
2003*	10.000000	14.141920	41.42%	29,464
98

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	10.990958	13.034339	18.59%	1,257
2011	12.253678	10.990958	-10.30%	1,264
2010	10.804180	12.253678	1341.61%	1,427
2009	7.903754	10.804180	36.70%	1,432
2008	13.512292	7.903754	-41.51%	2,587
2007	12.996648	13.512292	3.97%	3,425
2006	11.290616	12.996648	15.11%	3,787
2005	10.098870	11.290616	11.80%	3,795
2004	8.665362	10.098870	16.54%	5,551
2003	6.194920	8.665362	39.88%	5,848
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.138795	1.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	8.861612	10.128385	14.30%	3,941
2011	9.061844	8.861612	-2.21%	3,941
2010	7.980089	9.061844	13.56%	3,941
2009	6.360525	7.980089	25.46%	8,100
2008	10.570308	6.360525	-39.83%	8,100
2007	10.351457	10.570308	2.11%	8,401
2006	9.201145	10.351457	12.50%	9,013
2005	8.876997	9.201145	3.65%	12,189
2004	8.292232	8.876997	7.05%	20,587
2003	6.690842	8.292232	23.93%	28,321
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.048894	10.441140	15.39%	0
2011	9.461389	9.048894	-4.36%	0
2010	7.839168	9.461389	20.69%	0
2009	5.842436	7.839168	34.18%	0
2008	9.609304	5.842436	-39.20%	0
2007	9.947032	9.609304	-3.40%	0
2006*	10.000000	9.947032	-0.53%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	0
2010	10.804504	11.557154	696.61%	0
2009*	10.000000	10.804504	8.05%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.060744	11.438755	3.42%	12,701
2011	11.196028	11.060744	-1.21%	14,412
2010	10.883488	11.196028	287.17%	14,617
2009*	10.000000	10.883488	8.83%	0
99

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	0
2010*	10.000000	10.480715	4.81%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	10.879674	11.644177	7.03%	0
2011	10.529078	10.879674	3.33%	0
2010	10.047962	10.529078	4.79%	0
2009	9.370189	10.047962	7.23%	0
2008	10.669846	9.370189	-12.18%	0
2007	10.346901	10.669846	3.12%	0
2006*	10.000000	10.346901	3.47%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	27.792230	32.061221	15.36%	0
2011	26.548586	27.792230	4.68%	0
2010	24.735120	26.548586	733.15%	0
2009	19.423520	24.735120	27.35%	0
2008	23.359018	19.423520	-16.85%	0
2007	22.422608	23.359018	4.18%	1,579
2006	20.689585	22.422608	8.38%	1,579
2005	18.844947	20.689585	9.79%	1,579
2004	17.507218	18.844947	7.64%	1,579
2003	13.999772	17.507218	25.05%	2,569
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	22.945511	29.128592	26.95%	941
2011	31.592570	22.945511	-27.37%	941
2010	25.466956	31.592570	2405.32%	1,061
2009	12.214727	25.466956	108.49%	1,061
2008	35.464292	12.214727	-65.56%	1,061
2007	26.353137	35.464292	34.57%	1,061
2006	19.315823	26.353137	36.43%	1,061
2005	14.961568	19.315823	29.10%	1,060
2004	12.151788	14.961568	23.12%	1,060
2003	8.058096	12.151788	50.80%	1,060
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	33.424769	33.794379	1.11%	290
2011	40.904887	33.424769	-18.29%	0
2010	32.362732	40.904887	2639.50%	116
2009	21.005424	32.362732	54.07%	116
2008	39.868718	21.005424	-47.31%	116
2007	28.048427	39.868718	42.14%	116
2006	23.035585	28.048427	21.76%	116
2005	15.528066	23.035585	48.35%	116
2004	12.780575	15.528066	21.50%	116
2003	9.025587	12.780575	41.60%	116
100

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.581217	-4.19%	575
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.047983	15.874440	5.49%	0
2011	16.127184	15.047983	-6.69%	0
2010	13.007237	16.127184	23.99%	0
2009*	10.000000	13.007237	30.07%	0
101

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
102

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
103

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs
Distributions from IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
104

•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
105

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
106

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or
107

•	the distribution satisfies the minimum distribution requirements imposed by the Code.
•	In addition, under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
108

Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
109

(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs and Roth IRAs
Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
110

(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
111

State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
112

The Best of America® CHOICE Annuity
The Best of America® CHOICE Annuity (Key Bank)
Paine Webber CHOICE Annuity®
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2013
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2013. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-9 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $168.3 billion as of December 31, 2012.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2012. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.874545	11.557598	17.04%	19,668
2011	10.937267	9.874545	-9.72%	36,661
2010	8.744818	10.937267	25.07%	28,682
2009	6.204371	8.744818	40.95%	19,126
2008*	10.000000	6.204371	-37.96%	598
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.161086	15.024082	6.09%	159,748
2011	12.826176	14.161086	10.41%	173,986
2010	12.349734	12.826176	3.86%	176,371
2009	11.341243	12.349734	8.89%	145,458
2008	11.664298	11.341243	-2.77%	131,207
2007	10.782991	11.664298	8.17%	100,852
2006	10.743070	10.782991	0.37%	106,446
2005	10.705893	10.743070	0.35%	214,400
2004	10.240855	10.705893	4.54%	277,614
2003*	10.000000	10.240855	2.41%	42,431
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.476424	15.277461	13.36%	162,151
2011	13.228101	13.476424	1.88%	187,017
2010	11.729347	13.228101	12.78%	233,462
2009	10.052611	11.729347	16.68%	297,188
2008	15.554749	10.052611	-35.37%	371,991
2007	15.755326	15.554749	-1.27%	471,697
2006	13.618988	15.755326	15.69%	612,488
2005	13.173845	13.618988	3.38%	771,621
2004	11.800602	13.173845	11.64%	830,554
2003	9.233496	11.800602	27.80%	964,050
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.846752	13.615345	14.93%	15,617
2011	12.074087	11.846752	-1.88%	18,215
2010	10.247605	12.074087	17.82%	19,678
2009	7.981902	10.247605	28.39%	25,824
2008	10.679075	7.981902	-25.26%	36,287
2007	11.064576	10.679075	-3.48%	30,504
2006*	10.000000	11.064576	10.65%	29,135

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.472250	13.550365	8.64%	96,266
2011	13.100288	12.472250	-4.79%	92,862
2010	12.080182	13.100288	8.44%	85,377
2009*	10.000000	12.080182	20.80%	48,206
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	15.278847	17.471304	14.35%	13,862
2011	15.377498	15.278847	-0.64%	17,637
2010	12.369464	15.377498	24.32%	21,926
2009	10.013642	12.369464	23.53%	26,538
2008	14.670723	10.013642	-31.74%	34,422
2007	14.947780	14.670723	-1.85%	43,574
2006	13.223234	14.947780	13.04%	63,159
2005	12.480627	13.223234	5.95%	78,168
2004	10.364013	12.480627	20.42%	150,306
2003	7.613403	10.364013	36.13%	57,814
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.515259	12.739110	10.63%	74,660
2011	11.550728	11.515259	-0.31%	80,562
2010	10.182340	11.550728	13.44%	94,433
2009	7.705099	10.182340	32.15%	103,702
2008	11.892933	7.705099	-35.21%	128,356
2007	11.168633	11.892933	6.49%	189,755
2006	10.351504	11.168633	7.89%	243,757
2005	10.111287	10.351504	2.38%	348,087
2004	9.635655	10.111287	4.94%	416,867
2003	7.739942	9.635655	24.49%	470,691
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	13.242551	15.142300	14.35%	569,323
2011	13.156042	13.242551	0.66%	666,979
2010	11.595206	13.156042	13.46%	797,377
2009	9.289668	11.595206	24.82%	940,459
2008	14.958510	9.289668	-37.90%	1,073,913
2007	14.385200	14.958510	3.99%	1,354,191
2006	12.605780	14.385200	14.12%	1,791,197
2005	12.186711	12.605780	3.44%	2,265,193
2004	11.148445	12.186711	9.31%	2,653,753
2003	8.790442	11.148445	26.82%	2,862,626

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.703984	17.133379	9.10%	151,392
2011	14.580318	15.703984	7.71%	162,583
2010	12.797113	14.580318	13.93%	204,371
2009	10.568422	12.797113	21.09%	228,046
2008	15.183971	10.568422	-30.40%	274,183
2007	14.346155	15.183971	5.84%	342,325
2006	12.465876	14.346155	15.08%	469,328
2005	12.087664	12.465876	3.13%	595,910
2004	11.646776	12.087664	3.79%	630,995
2003	9.728623	11.646776	19.72%	694,070
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	16.500735	17.887155	8.40%	184,187
2011	16.329532	16.500735	1.05%	210,342
2010	15.232405	16.329532	7.20%	265,451
2009	12.801405	15.232405	18.99%	329,710
2008	13.975403	12.801405	-8.40%	409,040
2007	13.423384	13.975403	4.11%	525,970
2006	13.044103	13.423384	2.91%	653,677
2005	13.033001	13.044103	0.09%	786,540
2004	12.730457	13.033001	2.38%	870,384
2003	12.313044	12.730457	3.39%	1,092,566
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.250785	12.414356	10.34%	43,770
2011	11.419590	11.250785	-1.48%	38,028
2010	10.252378	11.419590	11.38%	59,127
2009	8.358168	10.252378	22.66%	22,773
2008	11.291189	8.358168	-25.98%	24,272
2007	10.519576	11.291189	7.34%	140
2006*	10.000000	10.519576	5.20%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.724695	11.993074	11.83%	20,557
2011	10.978165	10.724695	-2.31%	8,178
2010	9.702572	10.978165	13.15%	12,974
2009	7.625956	9.702572	27.23%	19,788
2008	11.471058	7.625956	-33.52%	19,788
2007	10.539579	11.471058	8.84%	14,056
2006*	10.000000	10.539579	5.40%	21,095
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	10.153311	11.584251	14.09%	9,388
2011	10.561122	10.153311	-3.86%	8,536
2010	9.214958	10.561122	14.61%	16,157
2009	7.097840	9.214958	29.83%	21,569
2008	11.601646	7.097840	-38.82%	14,575
2007	10.559747	11.601646	9.87%	6,248
2006*	10.000000	10.559747	5.60%	8,232

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.777986	10.117745	3.47%	58,355
2011	10.439308	9.777986	-6.33%	85,702
2010	8.867305	10.439308	17.73%	89,907
2009	6.081720	8.867305	45.80%	75,500
2008	13.500848	6.081720	-54.95%	99,375
2007	9.383035	13.500848	43.89%	97,775
2006*	10.000000	9.383035	-6.17%	35,409
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.834974	17.175680	15.78%	486,928
2011	14.886926	14.834974	-0.35%	597,916
2010	13.092259	14.886926	13.71%	718,639
2009	10.190835	13.092259	28.47%	945,589
2008	18.002932	10.190835	-43.39%	1,116,121
2007	17.968073	18.002932	0.19%	1,437,224
2006	15.144659	17.968073	18.64%	1,839,844
2005	14.493567	15.144659	4.49%	2,159,695
2004	13.170455	14.493567	10.05%	2,373,559
2003	10.236736	13.170455	28.66%	2,382,653
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.855879	14.548704	13.17%	471,464
2011	12.993343	12.855879	-1.06%	571,500
2010	10.600829	12.993343	22.57%	642,503
2009	8.372807	10.600829	26.61%	774,251
2008	16.060924	8.372807	-47.87%	957,021
2007	12.813873	16.060924	25.34%	1,193,533
2006	12.151083	12.813873	5.45%	1,588,926
2005	11.638000	12.151083	4.41%	2,050,302
2004	11.407069	11.638000	2.02%	2,383,000
2003	8.695091	11.407069	31.19%	2,670,355
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	14.043042	15.843684	12.82%	139,602
2011	13.676299	14.043042	2.68%	152,635
2010	12.165048	13.676299	12.42%	187,633
2009	8.563916	12.165048	42.05%	218,004
2008	11.567096	8.563916	-25.96%	278,209
2007	11.405362	11.567096	1.42%	357,797
2006	10.382924	11.405362	9.85%	516,097
2005	10.250064	10.382924	1.30%	620,605
2004	9.477262	10.250064	8.15%	686,997
2003	7.554754	9.477262	25.45%	801,310

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.926319	13.444173	12.73%	58,200
2011	11.607104	11.926319	2.75%	48,217
2010	10.335924	11.607104	12.30%	62,296
2009	7.268321	10.335924	42.21%	59,068
2008	9.806038	7.268321	-25.88%	43,721
2007*	10.000000	9.806038	-1.94%	44,634
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.748136	14.366349	4.50%	145,433
2011	12.979067	13.748136	5.93%	176,186
2010	12.199820	12.979067	6.39%	195,751
2009	10.674834	12.199820	14.29%	204,606
2008	11.178437	10.674834	-4.51%	160,412
2007	10.857668	11.178437	2.95%	181,444
2006	10.536126	10.857668	3.05%	200,680
2005	10.446445	10.536126	0.86%	183,441
2004	10.135570	10.446445	3.07%	87,919
2003*	10.000000	10.135570	1.36%	26,428
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.436160	11.831501	13.37%	93,614
2011	11.830540	10.436160	-11.79%	107,523
2010	9.303679	11.830540	27.16%	117,636
2009	6.725459	9.303679	38.34%	126,114
2008	11.253265	6.725459	-40.24%	146,649
2007	9.863182	11.253265	14.09%	171,119
2006*	10.000000	9.863182	-1.37%	109,428
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.375401	14.738062	19.09%	40,607
2011	15.132512	12.375401	-18.22%	54,028
2010	13.555045	15.132512	11.64%	80,355
2009	10.850910	13.555045	24.92%	95,861
2008	19.565247	10.850910	-44.54%	126,884
2007	16.896770	19.565247	15.79%	176,647
2006	14.499246	16.896770	16.54%	213,211
2005	12.334722	14.499246	17.55%	256,478
2004	11.000744	12.334722	12.13%	286,186
2003	7.775040	11.000744	41.49%	335,111

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.306785	14.671980	19.22%	92,300
2011	15.062151	12.306785	-18.29%	100,050
2010	13.489945	15.062151	11.65%	119,290
2009	10.794322	13.489945	24.97%	148,232
2008	19.467718	10.794322	-44.55%	172,930
2007	16.809880	19.467718	15.81%	194,769
2006	14.424335	16.809880	16.54%	270,660
2005	12.275838	14.424335	17.50%	281,955
2004	10.947388	12.275838	12.13%	256,490
2003	7.734738	10.947388	41.54%	157,069
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.396840	16.822770	25.57%	29,289
2011	14.875465	13.396840	-9.94%	33,063
2010	11.906264	14.875465	24.94%	40,102
2009	7.656370	11.906264	55.51%	73,856
2008	15.872344	7.656370	-51.76%	53,769
2007	15.214228	15.872344	4.33%	80,446
2006	13.252038	15.214228	14.81%	109,445
2005	13.078442	13.252038	1.33%	130,578
2004	11.612918	13.078442	12.62%	135,348
2003	7.448995	11.612918	55.90%	142,757
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.958652	13.309689	11.30%	78,011
2011	11.821730	11.958652	1.16%	62,648
2010	10.619457	11.821730	11.32%	103,639
2009	7.926819	10.619457	33.97%	95,594
2008	11.405666	7.926819	-30.50%	75,673
2007	11.126930	11.405666	2.51%	73,123
2006*	10.000000	11.126930	11.27%	81,746
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.971622	11.663216	16.96%	60,486
2011	10.486815	9.971622	-4.91%	72,896
2010	8.277889	10.486815	26.68%	76,461
2009	6.487052	8.277889	27.61%	57,704
2008	9.802409	6.487052	-33.82%	64,797
2007	10.164026	9.802409	-3.56%	70,238
2006*	10.000000	10.164026	1.64%	72,549
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.003906	10.259562	13.95%	21,043
2011	9.255758	9.003906	-2.72%	23,239
2010	8.496860	9.255758	8.93%	34,512
2009	6.602655	8.496860	28.69%	44,393
2008*	10.000000	6.602655	-33.97%	32,903

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.450052	11.682709	11.80%	23,919
2011	12.570352	10.450052	-16.87%	27,075
2010	10.826778	12.570352	16.10%	33,675
2009	6.347673	10.826778	70.56%	32,139
2008	13.575240	6.347673	-53.24%	37,296
2007	10.676971	13.575240	27.15%	28,352
2006*	10.000000	10.676971	6.77%	17,618
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.350565	10.928990	16.88%	26,100
2011	10.595408	9.350565	-11.75%	16,102
2010	9.892389	10.595408	7.11%	18,491
2009	7.297905	9.892389	35.55%	22,264
2008	12.392141	7.297905	-41.11%	22,648
2007	10.865204	12.392141	14.05%	27,934
2006*	10.000000	10.865204	8.65%	32,823
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.628002	17.765474	13.68%	51,991
2011	15.949762	15.628002	-2.02%	53,496
2010	14.113920	15.949762	13.01%	54,464
2009	12.036200	14.113920	17.26%	49,844
2008	11.470459	12.036200	4.93%	54,655
2007	10.456863	11.470459	9.69%	42,693
2006*	10.000000	10.456863	4.57%	25,748
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.652441	-3.48%	16,070
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.747086	-2.53%	6,368
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.495425	25.309292	17.74%	54,126
2011	23.445457	21.495425	-8.32%	57,206
2010	21.835756	23.445457	7.37%	56,325
2009	17.674192	21.835756	23.55%	28,036
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.988590	10.999236	22.37%	463,426
2011	9.776182	8.988590	-8.06%	546,533
2010	9.292757	9.776182	5.20%	599,311
2009	6.441522	9.292757	44.26%	707,502
2008	11.707458	6.441522	-44.98%	796,163
2007	8.673028	11.707458	34.99%	983,875
2006	8.044709	8.673028	7.81%	1,363,013
2005	7.233815	8.044709	11.21%	1,554,991
2004	6.206483	7.233815	16.55%	1,816,328
2003	5.224689	6.206483	18.79%	2,179,617

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.545048	5.350251	17.72%	188,297
2011	5.036169	4.545048	-9.75%	182,887
2010	4.097605	5.036169	22.91%	224,496
2009	2.643381	4.097605	55.01%	273,953
2008	4.775364	2.643381	-44.65%	290,579
2007	3.971844	4.775364	20.23%	399,755
2006	3.728118	3.971844	6.54%	590,047
2005	3.382577	3.728118	10.22%	675,449
2004	3.404379	3.382577	-0.64%	846,091
2003	2.352398	3.404379	44.72%	1,082,245
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.653771	13.031196	11.82%	393,827
2011	17.432478	11.653771	-33.15%	246,550
2010	14.113259	17.432478	23.52%	302,452
2009	7.977040	14.113259	76.92%	401,666
2008	16.901767	7.977040	-52.80%	464,848
2007	13.363752	16.901767	26.47%	582,942
2006	9.224320	13.363752	44.88%	809,501
2005	7.075935	9.224320	30.36%	923,768
2004	6.034263	7.075935	17.26%	1,116,043
2003	4.539769	6.034263	32.92%	1,346,164
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.608992	17.374326	18.93%	37,321
2011	14.473302	14.608992	0.94%	38,474
2010	11.865912	14.473302	21.97%	38,177
2009	9.479322	11.865912	25.18%	52,879
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	10.223967	11.705286	14.49%	62,347
2011	10.396378	10.223967	-1.66%	61,394
2010	9.461369	10.396378	9.88%	76,923
2009	7.820481	9.461369	20.98%	91,259
2008	11.769084	7.820481	-33.55%	81,498
2007	11.072036	11.769084	6.30%	61,584
2006*	10.000000	11.072036	10.72%	36,299
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.439213	11.956778	14.54%	15,527
2011	10.756923	10.439213	-2.95%	4,512
2010*	10.000000	10.756923	7.57%	6,945

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.815169	8.803810	12.65%	75,237
2011	7.964907	7.815169	-1.88%	84,430
2010	6.760382	7.964907	17.82%	84,971
2009	5.126544	6.760382	31.87%	105,663
2008	8.465669	5.126544	-39.44%	121,692
2007	7.168076	8.465669	18.10%	155,405
2006	6.833425	7.168076	4.90%	222,847
2005	6.494037	6.833425	5.23%	285,475
2004	6.077202	6.494037	6.86%	316,784
2003	4.633836	6.077202	31.15%	415,903
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.894150	15.739785	13.28%	378,265
2011	13.972200	13.894150	-0.56%	488,306
2010	12.463678	13.972200	12.10%	589,673
2009*	10.000000	12.463678	24.64%	95
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.253438	11.722228	14.32%	42,287
2011	10.282176	10.253438	-0.28%	55,988
2010	9.290525	10.282176	10.67%	41,376
2009	7.619334	9.290525	21.93%	67,220
2008	10.981885	7.619334	-30.62%	93,376
2007	10.472825	10.981885	4.86%	175,074
2006*	10.000000	10.472825	4.73%	222,865
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.480144	11.905379	3.70%	75,068
2011	10.990144	11.480144	4.46%	80,030
2010	10.494946	10.990144	4.72%	79,441
2009	9.471637	10.494946	10.80%	88,258
2008	10.636755	9.471637	-10.95%	120,512
2007	10.454871	10.636755	1.74%	103,946
2006*	10.000000	10.454871	4.55%	67,394
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.156210	12.250255	20.62%	53,215
2011	11.334491	10.156210	-10.40%	87,233
2010	10.307303	11.334491	9.97%	95,675
2009	7.367390	10.307303	39.90%	105,617
2008	12.152287	7.367390	-39.37%	113,757
2007	10.755666	12.152287	12.98%	104,588
2006*	10.000000	10.755666	7.56%	63,622

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.446186	10.956614	15.99%	103,070
2011	10.030959	9.446186	-5.83%	124,474
2010	8.589921	10.030959	16.78%	148,508
2009	6.264678	8.589921	37.12%	152,342
2008	11.366340	6.264678	-44.88%	162,538
2007	10.281776	11.366340	10.55%	144,248
2006*	10.000000	10.281776	2.82%	124,053
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.211406	9.496885	15.65%	94,709
2011	8.500979	8.211406	-3.41%	117,910
2010	7.753245	8.500979	9.64%	95,794
2009	6.004590	7.753245	29.12%	98,108
2008	9.812784	6.004590	-38.81%	93,573
2007*	10.000000	9.812784	-1.87%	60,229
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.843468	20.195022	13.18%	26,955
2011	17.395585	17.843468	2.57%	29,716
2010	15.559975	17.395585	11.80%	35,540
2009	10.787009	15.559975	44.25%	56,104
2008	15.161801	10.787009	-28.85%	69,319
2007	14.880516	15.161801	1.89%	109,579
2006	13.616913	14.880516	9.28%	162,591
2005	13.461410	13.616913	1.16%	214,386
2004	12.375393	13.461410	8.78%	297,880
2003	10.244088	12.375393	20.81%	309,502
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.692640	15.517654	13.33%	36,211
2011	13.350303	13.692640	2.56%	42,629
2010	11.940929	13.350303	11.80%	61,973
2009	8.273481	11.940929	44.33%	54,939
2008	11.646442	8.273481	-28.96%	37,504
2007	11.426670	11.646442	1.92%	67,617
2006	10.456788	11.426670	9.28%	67,241
2005*	10.000000	10.456788	4.57%	34,947
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.866032	13.887973	17.04%	107,103
2011	12.295754	11.866032	-3.49%	134,123
2010	10.749552	12.295754	14.38%	168,563
2009	8.463794	10.749552	27.01%	210,909
2008	13.596107	8.463794	-37.75%	259,195
2007	14.074146	13.596107	-3.40%	330,907
2006	12.289836	14.074146	14.52%	480,312
2005	11.931935	12.289836	3.00%	603,264
2004	10.278230	11.931935	16.09%	553,511
2003	7.914998	10.278230	29.86%	427,420

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.748625	8.952411	15.54%	241,914
2011	8.873553	7.748625	-12.68%	279,380
2010	7.768792	8.873553	14.22%	341,787
2009	5.140642	7.768792	51.12%	438,921
2008*	10.000000	5.140642	-48.59%	2,526
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.302740	10.247697	10.16%	0
2011	9.724722	9.302740	-4.34%	0
2010	7.964638	9.724722	22.10%	0
2009	6.128718	7.964638	29.96%	0
2008*	10.000000	6.128718	-38.71%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.271473	10.202673	10.04%	0
2011	9.700646	9.271473	-4.42%	0
2010	7.946160	9.700646	22.08%	0
2009	6.126807	7.946160	29.69%	0
2008*	10.000000	6.126807	-38.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.530964	9.789829	14.76%	1,922
2011	9.222635	8.530964	-7.50%	1,922
2010	8.120150	9.222635	13.58%	1,922
2009	6.361474	8.120150	27.65%	0
2008*	10.000000	6.361474	-36.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.975148	10.945235	9.73%	40,269
2011	10.233697	9.975148	-2.53%	10,577
2010	9.381701	10.233697	9.08%	10,577
2009	7.924860	9.381701	18.38%	10,577
2008*	10.000000	7.924860	-20.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.359029	10.507937	12.28%	0
2011	9.810720	9.359029	-4.60%	1,741
2010	8.835230	9.810720	11.04%	2,345
2009	7.202203	8.835230	22.67%	15,289
2008*	10.000000	7.202203	-27.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.714917	11.379856	6.21%	3,820
2011	10.693892	10.714917	0.20%	3,671
2010	10.134560	10.693892	5.52%	3,862
2009	9.075933	10.134560	11.66%	2,126
2008*	10.000000	9.075933	-9.24%	13,143

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.671916	10.737610	11.02%	16,109
2011	10.022954	9.671916	-3.50%	10,637
2010	9.108906	10.022954	10.03%	8,049
2009	7.560267	9.108906	20.48%	306
2008*	10.000000	7.560267	-24.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.018302	10.209409	13.21%	3,108
2011	9.574904	9.018302	-5.81%	21,738
2010	8.552690	9.574904	11.95%	18,448
2009	6.838895	8.552690	25.06%	41,657
2008*	10.000000	6.838895	-31.61%	8,951
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.249814	11.143623	8.72%	28,337
2011	10.402177	10.249814	-1.46%	13,733
2010	9.656186	10.402177	7.73%	18,556
2009	8.305104	9.656186	16.27%	26,476
2008*	10.000000	8.305104	-16.95%	12,188
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.811888	12.574661	6.46%	14,748
2011	11.215326	11.811888	5.32%	12,931
2010	10.603308	11.215326	5.77%	17,538
2009	9.865476	10.603308	7.48%	14,863
2008*	10.000000	9.865476	-1.35%	3,081
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.681415	13.420672	5.83%	14,103
2011	12.103098	12.681415	4.78%	10,724
2010	11.330708	12.103098	6.82%	9,539
2009	9.849433	11.330708	15.04%	11,883
2008*	10.000000	9.849433	-1.51%	694
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	20.034657	23.201731	15.81%	469
2011	26.122563	20.034657	-23.31%	469
2010	22.758326	26.122563	14.78%	469
2009	14.104539	22.758326	61.35%	469
2008	33.799667	14.104539	-58.27%	1,732
2007	23.500696	33.799667	43.82%	1,798
2006	17.397252	23.500696	35.08%	1,798
2005	13.275190	17.397252	31.05%	1,798
2004	11.128016	13.275190	19.30%	2,332
2003	6.815122	11.128016	63.28%	4,608

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	22.053362	25.543507	15.83%	66,305
2011	28.761189	22.053362	-23.32%	58,587
2010	25.048732	28.761189	14.82%	71,874
2009	15.507825	25.048732	61.52%	99,790
2008	37.222183	15.507825	-58.34%	92,876
2007	25.885813	37.222183	43.79%	159,966
2006	19.173227	25.885813	35.01%	159,025
2005	14.628417	19.173227	31.07%	142,607
2004	12.261030	14.628417	19.31%	115,140
2003	7.511024	12.261030	63.24%	38,972
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	17.034217	17.343752	1.82%	380,558
2011	16.074348	17.034217	5.97%	422,627
2010	15.527093	16.074348	3.52%	518,940
2009	15.304243	15.527093	1.46%	601,876
2008	14.380053	15.304243	6.43%	775,621
2007	13.583305	14.380053	5.87%	977,193
2006	13.303332	13.583305	2.10%	1,211,613
2005	13.038934	13.303332	2.03%	1,411,611
2004	12.780385	13.038934	2.02%	1,576,914
2003	12.681945	12.780385	0.78%	1,938,662
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.664936	12.181234	14.22%	15,710
2011	11.962338	10.664936	-10.85%	20,443
2010	10.687119	11.962338	11.93%	979
2009	8.338511	10.687119	28.17%	979
2008	15.645882	8.338511	-46.70%	2,301
2007	12.455693	15.645882	25.61%	2,400
2006	9.481057	12.455693	31.37%	2,457
2005	7.369528	9.481057	28.65%	2,623
2004	6.531881	7.369528	12.82%	3,172
2003	4.874649	6.531881	34.00%	3,621
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.981577	19.390837	14.19%	50,946
2011	19.047309	16.981577	-10.85%	55,855
2010	17.019966	19.047309	11.91%	61,063
2009	13.284846	17.019966	28.12%	68,003
2008	24.919078	13.284846	-46.69%	69,890
2007	19.837629	24.919078	25.62%	97,926
2006	15.101683	19.837629	31.36%	103,117
2005	11.741561	15.101683	28.62%	68,773
2004	10.392529	11.741561	12.98%	18,535
2003	7.772433	10.392529	33.71%	13,214

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.671954	8.960091	16.79%	3,070
2011	8.909825	7.671954	-13.89%	2,829
2010	8.396757	8.909825	6.11%	3,010
2009	6.608175	8.396757	27.07%	12,404
2008	11.752968	6.608175	-43.77%	14,406
2007	10.875421	11.752968	8.07%	14,112
2006*	10.000000	10.875421	8.75%	1,159
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.139880	15.046368	14.51%	14,552
2011	13.843384	13.139880	-5.08%	15,819
2010	12.223295	13.843384	13.25%	37,889
2009	9.725789	12.223295	25.68%	86,190
2008	15.586769	9.725789	-37.60%	111,030
2007	14.889933	15.586769	4.68%	131,376
2006	12.895102	14.889933	15.47%	134,705
2005	12.092189	12.895102	6.64%	132,253
2004	10.733522	12.092189	12.66%	118,079
2003	8.238400	10.733522	30.29%	115,070
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.487474	13.495265	8.07%	0
2011	12.527985	12.487474	-0.32%	0
2010	11.546847	12.527985	8.50%	0
2009*	10.000000	11.546847	15.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.116007	14.545637	10.90%	0
2011	13.400366	13.116007	-2.12%	151
2010	12.106579	13.400366	10.69%	0
2009*	10.000000	12.106579	21.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	13.001322	13.509738	3.91%	92,872
2011	12.784205	13.001322	1.70%	135,124
2010	12.219414	12.784205	4.62%	163,959
2009	11.337840	12.219414	7.78%	215,255
2008	12.211001	11.337840	-7.15%	331,773
2007	11.728967	12.211001	4.11%	351,472
2006	11.181789	11.728967	4.89%	780,178
2005	10.954966	11.181789	2.07%	692,555
2004	10.595099	10.954966	3.40%	403,154
2003	9.938018	10.595099	6.61%	466,014

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.405294	14.676003	9.48%	369,127
2011	13.573262	13.405294	-1.24%	422,828
2010	12.386263	13.573262	9.58%	551,282
2009	10.523064	12.386263	17.71%	656,267
2008	13.867663	10.523064	-24.12%	683,367
2007	13.285144	13.867663	4.38%	896,178
2006	12.075166	13.285144	10.02%	916,915
2005	11.601416	12.075166	4.08%	1,021,060
2004	10.720050	11.601416	8.22%	1,003,875
2003	9.037949	10.720050	18.61%	802,953
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.422684	15.086021	12.39%	64,629
2011	13.880562	13.422684	-3.30%	90,899
2010	12.451067	13.880562	11.48%	138,199
2009	10.131069	12.451067	22.90%	171,179
2008	14.945964	10.131069	-32.22%	224,262
2007	14.251945	14.945964	4.87%	358,193
2006	12.593401	14.251945	13.17%	434,458
2005	11.904051	12.593401	5.79%	449,756
2004	10.748772	11.904051	10.75%	396,946
2003	8.590418	10.748772	25.13%	253,401
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.471382	14.379415	6.74%	136,782
2011	13.359130	13.471382	0.84%	176,859
2010	12.460165	13.359130	7.21%	192,361
2009	11.008504	12.460165	13.19%	245,853
2008	13.115336	11.008504	-16.06%	279,127
2007	12.540694	13.115336	4.58%	266,197
2006	11.706575	12.540694	7.13%	310,819
2005	11.339678	11.706575	3.24%	363,716
2004	10.710627	11.339678	5.87%	381,711
2003	9.534557	10.710627	12.33%	327,655
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.452045	15.773594	17.26%	1,072,563
2011	13.926167	13.452045	-3.40%	1,328,331
2010	12.955200	13.926167	7.49%	1,615,539
2009*	10.000000	12.955200	29.55%	589

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	26.922495	31.246287	16.06%	85,328
2011	27.960209	26.922495	-3.71%	98,309
2010	22.424067	27.960209	24.69%	124,631
2009	16.596330	22.424067	35.11%	150,510
2008	26.438587	16.596330	-37.23%	197,439
2007	24.880577	26.438587	6.26%	278,980
2006	22.915733	24.880577	8.57%	382,387
2005	20.689986	22.915733	10.76%	456,911
2004	18.094597	20.689986	14.34%	515,715
2003	13.601153	18.094597	33.04%	446,765
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.752046	11.610641	-1.20%	976,897
2011	11.894382	11.752046	-1.20%	972,840
2010	12.038832	11.894382	-1.20%	1,230,185
2009	12.179942	12.038832	-1.16%	1,630,149
2008	12.079795	12.179942	0.83%	2,124,963
2007	11.668105	12.079795	3.53%	2,217,238
2006	11.297619	11.668105	3.28%	1,862,285
2005	11.137309	11.297619	1.44%	1,864,796
2004	11.181852	11.137309	-0.40%	1,885,578
2003	11.247296	11.181852	-0.58%	2,649,818
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	17.250057	19.130243	10.90%	109,514
2011	16.541368	17.250057	4.28%	117,279
2010	15.139348	16.541368	9.26%	152,585
2009	12.319676	15.139348	22.89%	191,691
2008	15.076201	12.319676	-18.28%	243,847
2007	14.585737	15.076201	3.36%	320,691
2006	14.081135	14.585737	3.58%	399,081
2005	13.947624	14.081135	0.96%	485,333
2004	13.251194	13.947624	5.26%	416,983
2003	11.962673	13.251194	10.77%	454,110
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.285313	9.477320	14.39%	259,062
2011	9.252389	8.285313	-10.45%	309,707
2010	8.212008	9.252389	12.67%	345,657
2009	6.091001	8.212008	34.82%	444,830
2008*	10.000000	6.091001	-39.09%	0

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	13.231627	15.325578	15.83%	30,916
2011	15.964612	13.231627	-17.12%	32,326
2010	15.227625	15.964612	4.84%	43,920
2009	11.870601	15.227625	28.28%	53,895
2008	22.388260	11.870601	-46.98%	75,955
2007	22.016277	22.388260	1.69%	98,293
2006	18.153613	22.016277	21.28%	136,010
2005	16.397022	18.153613	10.71%	129,773
2004	13.800078	16.397022	18.82%	133,586
2003*	10.000000	13.800078	38.00%	20,475
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.862484	10.187900	14.96%	78,015
2011	9.238387	8.862484	-4.07%	76,661
2010	8.094976	9.238387	14.12%	94,454
2009	6.313352	8.094976	28.22%	13,635
2008*	10.000000	6.313352	-36.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.705248	11.296246	16.39%	14,715
2011	10.431033	9.705248	-6.96%	20,239
2010*	10.000000	10.431033	4.31%	22,697
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.193456	9.518933	16.18%	2,423
2011	8.830785	8.193456	-7.22%	2,551
2010	7.927560	8.830785	11.39%	4,382
2009	6.297572	7.927560	25.88%	7,311
2008*	10.000000	6.297572	-37.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.275768	10.530030	13.52%	458,219
2011	9.802822	9.275768	-5.38%	557,655
2010	7.823609	9.802822	25.30%	688,210
2009	6.229179	7.823609	25.60%	821,748
2008*	10.000000	6.229179	-37.71%	1,156
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.857019	11.330294	14.95%	252,632
2011	10.213593	9.857019	-3.49%	316,669
2010	8.641112	10.213593	18.20%	411,238
2009	6.703532	8.641112	28.90%	534,250
2008*	10.000000	6.703532	-32.96%	0

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.922999	15.603980	12.07%	57,086
2011	14.183713	13.922999	-1.84%	67,602
2010	11.443667	14.183713	23.94%	85,283
2009	9.087220	11.443667	25.93%	101,773
2008	17.166371	9.087220	-47.06%	115,074
2007	15.832320	17.166371	8.43%	140,659
2006	15.526190	15.832320	1.97%	184,265
2005	14.537994	15.526190	6.80%	220,357
2004	12.973972	14.537994	12.06%	241,501
2003	9.780139	12.973972	32.66%	264,793
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	30.457117	36.242979	19.00%	104,199
2011	32.472819	30.457117	-6.21%	122,903
2010	25.960286	32.472819	25.09%	158,660
2009	20.818097	25.960286	24.70%	185,940
2008	31.056789	20.818097	-32.97%	215,834
2007	33.763890	31.056789	-8.02%	278,738
2006	29.134444	33.763890	15.89%	355,659
2005	28.608182	29.134444	1.84%	440,712
2004	24.685368	28.608182	15.89%	509,345
2003	15.928613	24.685368	54.98%	508,152
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	26.410500	30.137923	14.11%	106,557
2011	28.304046	26.410500	-6.69%	129,037
2010	22.859607	28.304046	23.82%	157,778
2009	17.176615	22.859607	33.09%	206,358
2008	28.126986	17.176615	-38.93%	239,784
2007	27.876127	28.126986	0.90%	297,116
2006	25.182239	27.876127	10.70%	392,822
2005	22.692159	25.182239	10.97%	501,601
2004	19.296948	22.692159	17.59%	543,249
2003	13.850506	19.296948	39.32%	548,766
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	12.124275	13.681120	12.84%	112,826
2011	12.206686	12.124275	-0.68%	138,754
2010	10.890161	12.206686	12.09%	178,192
2009	8.741250	10.890161	24.58%	230,193
2008	15.138387	8.741250	-42.26%	271,968
2007	14.164409	15.138387	6.88%	348,595
2006	12.616582	14.164409	12.27%	432,680
2005	11.884933	12.616582	6.16%	562,517
2004	10.960481	11.884933	8.43%	674,188
2003	8.699902	10.960481	25.98%	771,491

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.799163	11.209667	14.39%	208,911
2011	9.312555	9.799163	5.23%	260,825
2010	7.240299	9.312555	28.62%	329,910
2009	5.601154	7.240299	29.26%	417,138
2008*	10.000000	5.601154	-43.99%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.571451	10.812296	2.28%	23,916
2011	10.562393	10.571451	0.09%	24,029
2010	10.438093	10.562393	1.19%	37,961
2009	9.863610	10.438093	5.82%	46,410
2008*	10.000000	9.863610	-1.36%	1,345
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.754706	13.885408	18.13%	6,545
2011	13.585442	11.754706	-13.48%	4,161
2010	12.929827	13.585442	5.07%	4,295
2009*	10.000000	12.929827	29.30%	1,882
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.518068	10.870093	3.35%	59,746
2011	10.614801	10.518068	-0.91%	73,753
2010	10.204416	10.614801	4.02%	89,426
2009	9.113768	10.204416	11.97%	114,445
2008	10.655363	9.113768	-14.47%	105,884
2007	10.294293	10.655363	3.51%	204,210
2006	9.998849	10.294293	2.95%	224,731
2005	9.975981	9.998849	0.23%	228,703
2004	10.019076	9.975981	-0.43%	142,630
2003*	10.000000	10.019076	0.19%	35,424
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	8.103255	8.712004	7.51%	2,740
2011	8.289379	8.103255	-2.25%	2,124
2010	7.014399	8.289379	18.18%	2,391
2009	5.783597	7.014399	21.28%	4,022
2008	9.671730	5.783597	-40.20%	1,999
2007	9.739699	9.671730	-0.70%	992
2006*	10.000000	9.739699	-2.60%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.858771	14.098972	9.64%	3,504
2011	13.428283	12.858771	-4.24%	4,093
2010	11.062852	13.428283	21.38%	7,525
2009	8.519760	11.062852	29.85%	11,213
2008	14.240089	8.519760	-40.17%	17,781
2007	13.394228	14.240089	6.32%	20,871
2006	11.922729	13.394228	12.34%	23,836
2005	11.292761	11.922729	5.58%	9,834
2004*	10.000000	11.292761	12.93%	3,286

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.426823	16.597563	15.05%	105,559
2011	14.443430	14.426823	-0.11%	120,803
2010	11.468790	14.443430	25.94%	146,786
2009	8.753721	11.468790	31.02%	197,934
2008	17.395944	8.753721	-49.68%	258,079
2007	16.559762	17.395944	5.05%	292,704
2006	16.279198	16.559762	1.72%	417,888
2005	14.668150	16.279198	10.98%	524,728
2004	12.394931	14.668150	18.34%	594,200
2003	9.989064	12.394931	24.09%	645,765
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.597459	23.471568	19.77%	80,233
2011	21.622970	19.597459	-9.37%	105,246
2010	18.870882	21.622970	14.58%	124,939
2009	13.672499	18.870882	38.02%	171,498
2008	23.139603	13.672499	-40.91%	209,351
2007	22.026248	23.139603	5.05%	239,753
2006	18.942389	22.026248	16.28%	299,773
2005	16.767687	18.942389	12.97%	357,137
2004	14.238187	16.767687	17.77%	349,619
2003*	10.000000	14.238187	42.38%	143,315
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.376095	14.827379	19.81%	156,510
2011	13.658449	12.376095	-9.39%	177,441
2010	11.921033	13.658449	14.57%	233,401
2009	8.632507	11.921033	38.09%	298,794
2008	14.608429	8.632507	-40.91%	359,819
2007	13.907967	14.608429	5.04%	424,060
2006	11.960386	13.907967	16.28%	518,187
2005	10.590024	11.960386	12.94%	588,116
2004	8.994884	10.590024	17.73%	671,243
2003	6.365520	8.994884	41.31%	752,007
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.157406	1.57%	958
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.608873	15.713605	15.47%	238,668
2011	13.775808	13.608873	-1.21%	313,414
2010	12.008692	13.775808	14.72%	401,709
2009	9.474608	12.008692	26.75%	487,724
2008	15.585693	9.474608	-39.21%	597,849
2007	15.107682	15.585693	3.16%	830,932
2006	13.293323	15.107682	13.65%	1,078,556
2005	12.695602	13.293323	4.71%	1,284,489
2004	11.739303	12.695602	8.15%	1,419,909
2003	9.376475	11.739303	25.20%	1,603,607

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.586203	11.174456	16.57%	15,761
2011	9.921909	9.586203	-3.38%	10,196
2010	8.137614	9.921909	21.93%	17,340
2009	6.003438	8.137614	35.55%	17,221
2008	9.773861	6.003438	-38.58%	18,380
2007	10.014381	9.773861	-2.40%	30,057
2006*	10.000000	10.014381	0.14%	32,150
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.591802	13.091230	3.97%	42,125
2011	11.754996	12.591802	7.12%	43,309
2010	10.878232	11.754996	8.06%	33,813
2009*	10.000000	10.878232	8.78%	6,794
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.364804	11.873704	4.48%	132,365
2011	11.387689	11.364804	-0.20%	137,567
2010	10.957755	11.387689	3.92%	137,145
2009*	10.000000	10.957755	9.58%	67,630
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.508013	14.894138	29.42%	17,812
2011	10.551642	11.508013	9.06%	4,864
2010*	10.000000	10.551642	5.52%	1,564
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.525043	12.461315	8.12%	3,970
2011	11.041085	11.525043	4.38%	4,139
2010	10.429972	11.041085	5.86%	25,776
2009	9.628030	10.429972	8.33%	25,614
2008	10.852448	9.628030	-11.28%	21,069
2007	10.416914	10.852448	4.18%	27,916
2006*	10.000000	10.416914	4.17%	25,015
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	40.951512	47.725912	16.54%	10,435
2011	38.724157	40.951512	5.75%	12,872
2010	35.714045	38.724157	8.43%	15,977
2009	27.761196	35.714045	28.65%	20,995
2008	33.047924	27.761196	-16.00%	26,463
2007	31.400371	33.047924	5.25%	30,547
2006	28.681058	31.400371	9.48%	42,560
2005	25.860301	28.681058	10.91%	50,760
2004	23.781464	25.860301	8.74%	57,104
2003	18.824701	23.781464	26.33%	88,558

No Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.941803	51.224224	28.25%	46,356
2011	54.437435	39.941803	-26.63%	17,798
2010	43.438941	54.437435	25.32%	19,593
2009	20.624175	43.438941	110.62%	21,324
2008	59.271173	20.624175	-65.20%	25,150
2007	43.595964	59.271173	35.96%	29,643
2006	31.631833	43.595964	37.82%	56,740
2005	24.254218	31.631833	30.42%	74,687
2004	19.499977	24.254218	24.38%	83,036
2003	12.800242	19.499977	52.34%	93,751
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	47.994516	49.022812	2.14%	25,576
2011	58.141223	47.994516	-17.45%	13,302
2010	45.534579	58.141223	27.69%	15,037
2009	29.255507	45.534579	55.64%	15,055
2008	54.963626	29.255507	-46.77%	15,972
2007	38.274579	54.963626	43.60%	18,502
2006	31.116907	38.274579	23.00%	20,826
2005	20.764275	31.116907	49.86%	24,667
2004	16.917457	20.764275	22.74%	34,101
2003	11.826254	16.917457	43.05%	107,171
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.646448	-3.54%	37,678
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	10.986968	12.621879	14.88%	44,633
2011	11.934977	10.986968	-7.94%	55,705
2010	10.752521	11.934977	11.00%	68,708
2009	8.565231	10.752521	25.54%	81,912
2008	13.952914	8.565231	-38.61%	94,360
2007	12.844957	13.952914	8.63%	115,500
2006	11.435987	12.844957	12.32%	162,886
2005	10.643577	11.435987	7.44%	215,478
2004	9.823331	10.643577	8.35%	252,733
2003	7.366518	9.823331	33.35%	320,146
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.461387	16.477775	6.57%	22,980
2011	16.402783	15.461387	-5.74%	48,930
2010	13.095791	16.402783	25.25%	49,165
2009*	10.000000	13.095791	30.96%	2,820

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.088886	17.651726	16.98%	1,314
2011	16.721219	15.088886	-9.76%	145
2010	13.376095	16.721219	25.01%	145
2009	9.495046	13.376095	40.87%	0
2008	14.965038	9.495046	-36.55%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.099100	14.950729	6.04%	10,135
2011	12.776476	14.099100	10.35%	16,322
2010	12.308103	12.776476	3.81%	10,299
2009	11.308735	12.308103	8.84%	12,554
2008	11.636753	11.308735	-2.82%	8,824
2007	10.763004	11.636753	8.12%	12,276
2006	10.728572	10.763004	0.32%	16,962
2005	10.696844	10.728572	0.30%	14,463
2004	10.237378	10.696844	4.49%	1,023
2003*	10.000000	10.237378	2.37%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.385756	15.166971	13.31%	23,160
2011	13.145746	13.385756	1.83%	29,282
2010	11.662225	13.145746	12.72%	42,131
2009	10.000143	11.662225	16.62%	46,863
2008	15.481418	10.000143	-35.41%	55,784
2007	15.689047	15.481418	-1.32%	65,411
2006	13.568544	15.689047	15.63%	78,370
2005	13.131678	13.568544	3.33%	95,728
2004	11.768787	13.131678	11.58%	119,606
2003	9.213262	11.768787	27.74%	144,452
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.812813	13.569443	14.87%	3,471
2011	12.045576	11.812813	-1.93%	3,534
2010	10.228588	12.045576	17.76%	4,043
2009	7.971125	10.228588	28.32%	4,219
2008	10.670055	7.971125	-25.29%	5,165
2007	11.060864	10.670055	-3.53%	6,376
2006*	10.000000	11.060864	10.61%	5,108
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.455436	13.525237	8.59%	30,073
2011	13.089237	12.455436	-4.84%	31,068
2010	12.076097	13.089237	8.39%	29,612
2009*	10.000000	12.076097	20.76%	2,284

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	15.204228	17.377168	14.29%	8,847
2011	15.310131	15.204228	-0.69%	8,931
2010	12.321501	15.310131	24.26%	12,600
2009	9.979863	12.321501	23.46%	12,822
2008	14.628661	9.979863	-31.78%	12,241
2007	14.912520	14.628661	-1.90%	14,755
2006	13.198697	14.912520	12.98%	11,123
2005	12.463747	13.198697	5.90%	11,515
2004	10.355238	12.463747	20.36%	9
2003	7.610820	10.355238	36.06%	3,848
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.437824	12.647026	10.57%	6,030
2011	11.478851	11.437824	-0.36%	9,431
2010	10.124093	11.478851	13.38%	15,051
2009	7.664898	10.124093	32.08%	15,384
2008	11.836884	7.664898	-35.25%	15,901
2007	11.121665	11.836884	6.43%	22,413
2006	10.313177	11.121665	7.84%	26,259
2005	10.078937	10.313177	2.32%	32,935
2004	9.609681	10.078937	4.88%	38,053
2003	7.722981	9.609681	24.43%	46,607
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	13.153502	15.032842	14.29%	86,576
2011	13.074179	13.153502	0.61%	92,698
2010	11.528882	13.074179	13.40%	118,962
2009	9.241214	11.528882	24.76%	126,538
2008	14.888051	9.241214	-37.93%	131,322
2007	14.324729	14.888051	3.93%	148,818
2006	12.559128	14.324729	14.06%	150,898
2005	12.147726	12.559128	3.39%	173,919
2004	11.118412	12.147726	9.26%	207,634
2003	8.771190	11.118412	26.76%	287,629
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.598402	17.009549	9.05%	16,646
2011	14.489599	15.598402	7.65%	23,134
2010	12.723920	14.489599	13.88%	23,328
2009	10.513296	12.723920	21.03%	22,448
2008	15.112442	10.513296	-30.43%	28,676
2007	14.285838	15.112442	5.79%	32,612
2006	12.419725	14.285838	15.03%	40,512
2005	12.049000	12.419725	3.08%	45,964
2004	11.615394	12.049000	3.73%	56,341
2003	9.707308	11.615394	19.66%	68,672

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	16.395358	17.763915	8.35%	12,022
2011	16.233427	16.395358	1.00%	18,008
2010	15.150425	16.233427	7.15%	12,442
2009	12.738951	15.150425	18.93%	19,440
2008	13.914256	12.738951	-8.45%	21,911
2007	13.371467	13.914256	4.06%	25,690
2006	13.000205	13.371467	2.86%	37,855
2005	12.995693	13.000205	0.03%	49,365
2004	12.700446	12.995693	2.32%	62,060
2003	12.290233	12.700446	3.34%	75,249
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.218584	12.372536	10.29%	0
2011	11.392659	11.218584	-1.53%	0
2010	10.233376	11.392659	11.33%	0
2009	8.346893	10.233376	22.60%	0
2008	11.281660	8.346893	-26.01%	0
2007	10.516049	11.281660	7.28%	0
2006*	10.000000	10.516049	5.16%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.693965	11.952644	11.77%	0
2011	10.952229	10.693965	-2.36%	0
2010	9.684552	10.952229	13.09%	0
2009	7.615645	9.684552	27.17%	0
2008	11.461372	7.615645	-33.55%	0
2007	10.536046	11.461372	8.78%	0
2006*	10.000000	10.536046	5.36%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	10.124218	11.545204	14.04%	0
2011	10.536181	10.124218	-3.91%	0
2010	9.197845	10.536181	14.55%	0
2009	7.088246	9.197845	29.76%	0
2008	11.591849	7.088246	-38.85%	0
2007	10.556199	11.591849	9.81%	0
2006*	10.000000	10.556199	5.56%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ
2012	9.749927	10.083588	3.42%	1,509
2011	10.414615	9.749927	-6.38%	2,495
2010	8.850802	10.414615	17.67%	2,610
2009	6.073480	8.850802	45.73%	2,426
2008	13.489422	6.073480	-54.98%	2,310
2007	9.379869	13.489422	43.81%	4,632
2006*	10.000000	9.379869	-6.20%	1,418

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q
2012	16.043285	16.592312	3.42%	2,756
2011	17.137015	16.043285	-6.38%	2,759
2010	14.563801	17.137015	17.67%	1,835
2009	9.993789	14.563801	45.73%	1,836
2008	22.196567	9.993789	-54.98%	1,804
2007	15.434380	22.196567	43.81%	2,056
2006	13.402323	15.434380	15.16%	1,804
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.735197	17.051501	15.72%	46,007
2011	14.794276	14.735197	-0.40%	50,415
2010	13.017361	14.794276	13.65%	72,740
2009	10.137667	13.017361	28.41%	89,356
2008	17.918117	10.137667	-43.42%	96,301
2007	17.892525	17.918117	0.14%	125,947
2006	15.088589	17.892525	18.58%	179,029
2005	14.447194	15.088589	4.44%	230,925
2004	13.134952	14.447194	9.99%	255,994
2003	10.214304	13.134952	28.59%	249,543
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.769356	14.443460	13.11%	51,337
2011	12.912423	12.769356	-1.11%	60,705
2010	10.540147	12.912423	22.51%	67,539
2009	8.329103	10.540147	26.55%	74,490
2008	15.985215	8.329103	-47.89%	87,412
2007	12.759957	15.985215	25.28%	108,199
2006	12.106070	12.759957	5.40%	126,557
2005	11.600743	12.106070	4.36%	155,931
2004	11.376316	11.600743	1.97%	193,519
2003	8.676036	11.376316	31.12%	235,840
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.948535	15.729084	12.77%	16,261
2011	13.591116	13.948535	2.63%	16,640
2010	12.095392	13.591116	12.37%	30,706
2009	8.519187	12.095392	41.98%	32,303
2008	11.512518	8.519187	-26.00%	36,146
2007	11.357330	11.512518	1.37%	70,668
2006	10.344409	11.357330	9.79%	87,354
2005	10.217205	10.344409	1.24%	106,198
2004	9.451656	10.217205	8.10%	112,159
2003	7.538157	9.451656	25.38%	139,117

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.898203	13.405668	12.67%	7,549
2011	11.585583	11.898203	2.70%	7,671
2010	10.321979	11.585583	12.24%	13,317
2009	7.262190	10.321979	42.13%	13,372
2008	9.802731	7.262190	-25.92%	11,493
2007*	10.000000	9.802731	-1.97%	691
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.687953	14.296186	4.44%	7,072
2011	12.928768	13.687953	5.87%	10,738
2010	12.158698	12.928768	6.33%	13,509
2009	10.644234	12.158698	14.23%	10,058
2008	11.152038	10.644234	-4.55%	3,017
2007	10.837555	11.152038	2.90%	6,251
2006	10.521925	10.837555	3.00%	11,048
2005	10.437626	10.521925	0.81%	12,283
2004	10.132142	10.437626	3.01%	15,739
2003*	10.000000	10.132142	1.32%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.406269	11.791629	13.31%	2,464
2011	11.802633	10.406269	-11.83%	2,731
2010	9.286425	11.802633	27.10%	2,650
2009	6.716375	9.286425	38.27%	5,714
2008	11.243766	6.716375	-40.27%	3,421
2007	9.859873	11.243766	14.04%	5,250
2006*	10.000000	9.859873	-1.40%	6,495
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.292184	14.631535	19.03%	13,036
2011	15.038362	12.292184	-18.26%	13,647
2010	13.477523	15.038362	11.58%	23,437
2009	10.794322	13.477523	24.86%	27,059
2008	19.473097	10.794322	-44.57%	30,819
2007	16.825747	19.473097	15.73%	34,079
2006	14.445584	16.825747	16.48%	38,495
2005	12.295261	14.445584	17.49%	53,169
2004	10.971102	12.295261	12.07%	65,500
2003	7.757996	10.971102	41.42%	67,015

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.246683	14.592931	19.16%	3,232
2011	14.996170	12.246683	-18.33%	2,380
2010	13.437646	14.996170	11.60%	3,197
2009	10.757924	13.437646	24.91%	7,114
2008	19.411921	10.757924	-44.58%	9,295
2007	16.770243	19.411921	15.75%	10,859
2006	14.397587	16.770243	16.48%	28,507
2005	12.259263	14.397587	17.44%	29,255
2004	10.938143	12.259263	12.08%	25,965
2003	7.732121	10.938143	41.46%	24,670
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.331454	16.732169	25.51%	1,247
2011	14.810348	13.331454	-9.99%	1,263
2010	11.860125	14.810348	24.88%	1,272
2009	7.630562	11.860125	55.43%	1,314
2008	15.826899	7.630562	-51.79%	1,268
2007	15.178387	15.826899	4.27%	6,585
2006	13.227488	15.178387	14.75%	24,014
2005	13.060805	13.227488	1.28%	17,005
2004	11.603120	13.060805	12.56%	27,137
2003	7.446470	11.603120	55.82%	19,241
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.924398	13.264831	11.24%	8,929
2011	11.793823	11.924398	1.11%	9,248
2010	10.599753	11.793823	11.27%	9,302
2009	7.916115	10.599753	33.90%	9,322
2008	11.396036	7.916115	-30.54%	8,535
2007	11.123200	11.396036	2.45%	14,594
2006*	10.000000	11.123200	11.23%	5,780
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	15.847002	18.525896	16.90%	4,444
2011	16.674194	15.847002	-4.96%	4,447
2010	13.168615	16.674194	26.62%	7,612
2009	10.324935	13.168615	27.54%	7,334
2008	15.609664	10.324935	-33.86%	6,321
2007	16.193756	15.609664	-3.61%	7,409
2006	14.017788	16.193756	15.52%	1,768
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.987230	10.235367	13.89%	1,354
2011	9.243283	8.987230	-2.77%	1,354
2010	8.489692	9.243283	8.88%	1,354
2009	6.600419	8.489692	28.62%	1,354
2008*	10.000000	6.600419	-34.00%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - NQ
2012	10.420130	11.643364	11.74%	477
2011	12.540702	10.420130	-16.91%	477
2010	10.806703	12.540702	16.05%	619
2009	6.339102	10.806703	70.48%	619
2008	13.563790	6.339102	-53.26%	204
2007	10.673390	13.563790	27.08%	204
2006*	10.000000	10.673390	6.73%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q
2012	15.690589	17.532521	11.74%	1,736
2011	18.883736	15.690589	-16.91%	1,736
2010	16.272686	18.883736	16.05%	1,736
2009	9.545392	16.272686	70.48%	2,825
2008	20.424312	9.545392	-53.26%	2,825
2007	16.071961	20.424312	27.08%	2,825
2006	12.698125	16.071961	26.57%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - NQ
2012	9.323781	10.892167	16.82%	616
2011	10.570404	9.323781	-11.79%	1,415
2010	9.874029	10.570404	7.05%	1,380
2009	7.288044	9.874029	35.48%	1,159
2008	12.381680	7.288044	-41.14%	800
2007	10.861562	12.381680	14.00%	0
2006*	10.000000	10.861562	8.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q
2012	12.739584	14.882540	16.82%	0
2011	14.442913	12.739584	-11.79%	0
2010	13.491423	14.442913	7.05%	0
2009	9.958058	13.491423	35.48%	0
2008	16.917785	9.958058	-41.14%	0
2007	14.840751	16.917785	14.00%	0
2006	12.372710	14.840751	19.95%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - NQ
2012	15.583275	17.705642	13.62%	15,214
2011	15.912142	15.583275	-2.07%	15,384
2010	14.087751	15.912142	12.95%	4,136
2009	12.019967	14.087751	17.20%	3,640
2008	11.460777	12.019967	4.88%	559
2007	10.453347	11.460777	9.64%	0
2006*	10.000000	10.453347	4.53%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q
2012	16.278530	18.495596	13.62%	2,376
2011	16.622077	16.278530	-2.07%	3,008
2010	14.716298	16.622077	12.95%	2,781
2009	12.556261	14.716298	17.20%	2,389
2008	11.972125	12.556261	4.88%	0
2007	10.919750	11.972125	9.64%	381
2006	9.799086	10.919750	11.44%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.649123	-3.51%	443
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.743742	-2.56%	389
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.375327	25.155125	17.68%	2,278
2011	23.326248	21.375327	-8.36%	4,569
2010	21.735727	23.326248	7.32%	7,222
2009	17.602129	21.735727	23.48%	8,288
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.934517	10.927524	22.31%	39,783
2011	9.722280	8.934517	-8.10%	40,988
2010	9.246199	9.722280	5.15%	59,814
2009	6.412493	9.246199	44.19%	64,344
2008	11.660629	6.412493	-45.01%	66,656
2007	8.642729	11.660629	34.92%	88,088
2006	8.020653	8.642729	7.76%	104,996
2005	7.215824	8.020653	11.15%	134,482
2004	6.194175	7.215824	16.49%	156,722
2003	5.216955	6.194175	18.73%	173,114
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.517653	5.315315	17.66%	22,541
2011	5.008333	4.517653	-9.80%	14,586
2010	4.077032	5.008333	22.84%	17,562
2009	2.631430	4.077032	54.94%	23,582
2008	4.756180	2.631430	-44.67%	24,916
2007	3.957908	4.756180	20.17%	48,252
2006	3.716911	3.957908	6.48%	51,275
2005	3.374104	3.716911	10.16%	60,737
2004	3.397584	3.374104	-0.69%	64,385
2003	2.348897	3.397584	44.65%	133,068

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.583679	12.946237	11.76%	21,944
2011	17.336409	11.583679	-33.18%	14,119
2010	14.042580	17.336409	23.46%	20,671
2009	7.941109	14.042580	76.83%	23,871
2008	16.834173	7.941109	-52.83%	30,218
2007	13.317081	16.834173	26.41%	49,541
2006	9.196737	13.317081	44.80%	63,454
2005	7.058336	9.196737	30.30%	72,048
2004	6.022291	7.058336	17.20%	86,416
2003	4.533041	6.022291	32.85%	100,012
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.552443	17.298299	18.87%	8,099
2011	14.424564	14.552443	0.89%	8,158
2010	11.831936	14.424564	21.91%	8,158
2009	9.456972	11.831936	25.11%	8,874
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	14.049748	16.077205	14.43%	815
2011	14.293898	14.049748	-1.71%	85
2010	13.014934	14.293898	9.83%	18,607
2009	10.763214	13.014934	20.92%	19,264
2008	16.205840	10.763214	-33.58%	13,380
2007	15.253770	16.205840	6.24%	17,462
2006	12.817901	15.253770	19.00%	1,230
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.430445	11.940664	14.48%	0
2011	10.753310	10.430445	-3.00%	0
2010*	10.000000	10.753310	7.53%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.762626	8.740200	12.59%	11,388
2011	7.915339	7.762626	-1.93%	12,367
2010	6.721715	7.915339	17.76%	16,253
2009	5.099795	6.721715	31.80%	18,726
2008	8.425771	5.099795	-39.47%	19,795
2007	7.137919	8.425771	18.04%	22,930
2006	6.808112	7.137919	4.84%	25,147
2005	6.473239	6.808112	5.17%	30,168
2004	6.060807	6.473239	6.80%	35,205
2003	4.623680	6.060807	31.08%	39,324
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.875428	15.710602	13.23%	35,299
2011	13.960429	13.875428	-0.61%	45,001
2010	12.459482	13.960429	12.05%	57,685
2009*	10.000000	12.459482	24.59%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.224031	11.682668	14.27%	0
2011	10.257868	10.224031	-0.33%	449
2010	9.273251	10.257868	10.62%	507
2009	7.609027	9.273251	21.87%	570
2008	10.972607	7.609027	-30.65%	0
2007	10.469308	10.972607	4.81%	4,416
2006*	10.000000	10.469308	4.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.447284	11.865284	3.65%	7,715
2011	10.964216	11.447284	4.41%	1,196
2010	10.475482	10.964216	4.67%	1,265
2009	9.458857	10.475482	10.75%	1,394
2008	10.627782	9.458857	-11.00%	853
2007	10.451366	10.627782	1.69%	4,601
2006*	10.000000	10.451366	4.51%	2,908
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.127105	12.208952	20.56%	6,509
2011	11.307734	10.127105	-10.44%	7,594
2010	10.288170	11.307734	9.91%	8,082
2009	7.357433	10.288170	39.83%	5,118
2008	12.142021	7.357433	-39.41%	1,145
2007	10.752059	12.142021	12.93%	2,135
2006*	10.000000	10.752059	7.52%	1,664
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.419098	10.919651	15.93%	10,549
2011	10.007247	9.419098	-5.88%	9,319
2010	8.573945	10.007247	16.72%	7,626
2009	6.256195	8.573945	37.05%	8,971
2008	11.356722	6.256195	-44.91%	5,059
2007	10.278312	11.356722	10.49%	3,272
2006*	10.000000	10.278312	2.78%	1,907
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.192020	9.469669	15.60%	6,754
2011	8.485198	8.192020	-3.46%	9,126
2010	7.742763	8.485198	9.59%	3,468
2009	5.999507	7.742763	29.06%	2,681
2008	9.809470	5.999507	-38.84%	0
2007*	10.000000	9.809470	-1.91%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.723460	20.049030	13.12%	3,475
2011	17.287312	17.723460	2.52%	3,742
2010	15.470945	17.287312	11.74%	4,390
2009	10.730712	15.470945	44.17%	4,620
2008	15.090339	10.730712	-28.89%	6,972
2007	14.817911	15.090339	1.84%	9,440
2006	13.566462	14.817911	9.22%	12,051
2005	13.418308	13.566462	1.10%	14,577
2004	12.342012	13.418308	8.72%	18,068
2003	10.221629	12.342012	20.74%	27,029
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.646569	15.457601	13.27%	16,860
2011	13.312097	13.646569	2.51%	17,914
2010	11.912792	13.312097	11.75%	5,373
2009	8.258152	11.912792	44.25%	10,049
2008	11.630759	8.258152	-29.00%	4,204
2007	11.417078	11.630759	1.87%	4,468
2006	10.453271	11.417078	9.22%	7,355
2005*	10.000000	10.453271	4.53%	4,560
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.786225	13.787567	16.98%	7,022
2011	12.219243	11.786225	-3.54%	7,361
2010	10.688060	12.219243	14.33%	12,330
2009	8.419634	10.688060	26.94%	13,626
2008	13.532052	8.419634	-37.78%	17,742
2007	14.014970	13.532052	-3.45%	21,746
2006	12.244340	14.014970	14.46%	45,716
2005	11.893755	12.244340	2.95%	52,903
2004	10.250526	11.893755	16.03%	52,291
2003	7.897653	10.250526	29.79%	38,342
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.734260	8.931281	15.48%	42,412
2011	8.861580	7.734260	-12.72%	47,551
2010	7.762224	8.861580	14.16%	49,901
2009	5.138900	7.762224	51.05%	50,261
2008*	10.000000	5.138900	-48.61%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.285484	10.223501	10.10%	0
2011	9.711597	9.285484	-4.39%	0
2010	7.957915	9.711597	22.04%	0
2009	6.126637	7.957915	29.89%	0
2008*	10.000000	6.126637	-38.73%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.254299	10.178608	9.99%	0
2011	9.687562	9.254299	-4.47%	0
2010	7.939453	9.687562	22.02%	0
2009	6.124732	7.939453	29.63%	0
2008*	10.000000	6.124732	-38.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.515135	9.766700	14.70%	0
2011	9.210181	8.515135	-7.55%	0
2010	8.113295	9.210181	13.52%	0
2009	6.359322	8.113295	27.58%	0
2008*	10.000000	6.359322	-36.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.956667	10.919428	9.67%	270
2011	10.219895	9.956667	-2.58%	270
2010	9.373787	10.219895	9.03%	270
2009	7.922177	9.373787	18.32%	288
2008*	10.000000	7.922177	-20.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.341674	10.483128	12.22%	0
2011	9.797479	9.341674	-4.65%	0
2010	8.827775	9.797479	10.98%	0
2009	7.199765	8.827775	22.61%	0
2008*	10.000000	7.199765	-28.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.695079	11.353027	6.15%	7,707
2011	10.679483	10.695079	0.15%	7,707
2010	10.126015	10.679483	5.47%	0
2009	9.072864	10.126015	11.61%	0
2008*	10.000000	9.072864	-9.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.653974	10.712256	10.96%	0
2011	10.009410	9.653974	-3.55%	0
2010	9.101202	10.009410	9.98%	0
2009	7.557700	9.101202	20.42%	0
2008*	10.000000	7.557700	-24.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.001558	10.185291	13.15%	0
2011	9.561977	9.001558	-5.86%	0
2010	8.545465	9.561977	11.90%	0
2009	6.836576	8.545465	25.00%	0
2008*	10.000000	6.836576	-31.63%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.230827	11.117335	8.67%	0
2011	10.388154	10.230827	-1.51%	0
2010	9.648048	10.388154	7.67%	0
2009	8.302301	9.648048	16.21%	0
2008*	10.000000	8.302301	-16.98%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.789974	12.544963	6.40%	1,227
2011	11.200187	11.789974	5.27%	4,034
2010	10.594362	11.200187	5.72%	0
2009	9.862143	10.594362	7.42%	0
2008*	10.000000	9.862143	-1.38%	230
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.657925	13.389013	5.78%	15,151
2011	12.086780	12.657925	4.73%	15,151
2010	11.321157	12.086780	6.76%	3,694
2009	9.846106	11.321157	14.98%	500
2008*	10.000000	9.846106	-1.54%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.920861	23.058241	15.75%	0
2011	25.987329	19.920861	-23.34%	0
2010	22.651951	25.987329	14.72%	0
2009	14.045719	22.651951	61.27%	0
2008	33.675844	14.045719	-58.29%	0
2007	23.426504	33.675844	43.75%	0
2006	17.351085	23.426504	35.01%	0
2005	13.246644	17.351085	30.98%	0
2004	11.109704	13.246644	19.23%	0
2003	6.807349	11.109704	63.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.945666	25.405870	15.77%	7,567
2011	28.635227	21.945666	-23.36%	4,302
2010	24.951644	28.635227	14.76%	8,719
2009	15.455536	24.951644	61.44%	10,509
2008	37.115561	15.455536	-58.36%	11,466
2007	25.824796	37.115561	43.72%	12,590
2006	19.137690	25.824796	34.94%	31,696
2005	14.608663	19.137690	31.00%	31,375
2004	12.250675	14.608663	19.25%	31,019
2003	7.508471	12.250675	63.16%	15,502

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	16.919707	17.218431	1.77%	23,720
2011	15.974347	16.919707	5.92%	33,207
2010	15.438298	15.974347	3.47%	65,870
2009	15.224418	15.438298	1.40%	71,634
2008	14.312279	15.224418	6.37%	78,773
2007	13.526164	14.312279	5.81%	83,500
2006	13.254058	13.526164	2.05%	65,476
2005	12.997203	13.254058	1.98%	93,582
2004	12.745923	12.997203	1.97%	115,079
2003	12.654152	12.745923	0.73%	143,616
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.604322	12.105864	14.16%	11,082
2011	11.900361	10.604322	-10.89%	12,085
2010	10.637128	11.900361	11.88%	0
2009	8.303713	10.637128	28.10%	0
2008	15.588521	8.303713	-46.73%	0
2007	12.416347	15.588521	25.55%	0
2006	9.455883	12.416347	31.31%	0
2005	7.353676	9.455883	28.59%	0
2004	6.521138	7.353676	12.77%	0
2003	4.869101	6.521138	33.93%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.898719	19.286430	14.13%	4,023
2011	18.963951	16.898719	-10.89%	4,745
2010	16.954039	18.963951	11.86%	5,541
2009	13.240088	16.954039	28.05%	8,335
2008	24.847742	13.240088	-46.72%	8,263
2007	19.790909	24.847742	25.55%	6,447
2006	15.073720	19.790909	31.29%	7,880
2005	11.725727	15.073720	28.55%	3,393
2004	10.383768	11.725727	12.92%	1,644
2003	7.769802	10.383768	33.64%	1,425
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.649968	8.929890	16.73%	16,944
2011	8.888768	7.649968	-13.94%	13,234
2010	8.381156	8.888768	6.06%	0
2009	6.599237	8.381156	27.00%	0
2008	11.743033	6.599237	-43.80%	0
2007	10.871766	11.743033	8.01%	0
2006*	10.000000	10.871766	8.72%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.073974	14.963314	14.45%	15,296
2011	13.780903	13.073974	-5.13%	15,296
2010	12.174286	13.780903	13.20%	14,284
2009	9.691703	12.174286	25.62%	14,284
2008	15.540025	9.691703	-37.63%	14,284
2007	14.852830	15.540025	4.63%	14,980
2006	12.869465	14.852830	15.41%	30,424
2005	12.074239	12.869465	6.59%	22,312
2004	10.723013	12.074239	12.60%	29,614
2003	8.234496	10.723013	30.22%	29,882
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.470644	13.470237	8.02%	0
2011	12.517421	12.470644	-0.37%	0
2010	11.542944	12.517421	8.44%	0
2009*	10.000000	11.542944	15.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.098350	14.518698	10.84%	1,010
2011	13.389091	13.098350	-2.17%	1,010
2010	12.102502	13.389091	10.63%	0
2009*	10.000000	12.102502	21.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.936126	13.435167	3.86%	17,363
2011	12.726522	12.936126	1.65%	17,363
2010	12.170443	12.726522	4.57%	17,363
2009	11.298120	12.170443	7.72%	26,111
2008	12.174397	11.298120	-7.20%	18,218
2007	11.699753	12.174397	4.06%	20,342
2006	11.159571	11.699753	4.84%	34,246
2005	10.938716	11.159571	2.02%	35,428
2004	10.584735	10.938716	3.34%	34,023
2003	9.933326	10.584735	6.56%	17,842
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.338062	14.595000	9.42%	27,842
2011	13.512010	13.338062	-1.29%	30,110
2010	12.336608	13.512010	9.53%	45,373
2009	10.486186	12.336608	17.65%	50,738
2008	13.826087	10.486186	-24.16%	35,545
2007	13.252053	13.826087	4.33%	45,721
2006	12.051166	13.252053	9.96%	37,444
2005	11.584213	12.051166	4.03%	53,388
2004	10.709575	11.584213	8.17%	43,796
2003	9.033690	10.709575	18.55%	12,901

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.355371	15.002751	12.33%	19,353
2011	13.817929	13.355371	-3.35%	20,420
2010	12.401149	13.817929	11.42%	27,655
2009	10.095565	12.401149	22.84%	32,023
2008	14.901132	10.095565	-32.25%	34,718
2007	14.216422	14.901132	4.82%	43,622
2006	12.568358	14.216422	13.11%	41,405
2005	11.886380	12.568358	5.74%	28,528
2004	10.738253	11.886380	10.69%	13,381
2003	8.586354	10.738253	25.06%	4,166
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.403862	14.300081	6.69%	14,392
2011	13.298880	13.403862	0.79%	15,853
2010	12.410250	13.298880	7.16%	17,376
2009	10.969951	12.410250	13.13%	18,984
2008	13.076032	10.969951	-16.11%	27,919
2007	12.509474	13.076032	4.53%	55,302
2006	11.683322	12.509474	7.07%	48,039
2005	11.322864	11.683322	3.18%	93,225
2004	10.700165	11.322864	5.82%	85,230
2003	9.530058	10.700165	12.28%	19,300
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.433936	15.744370	17.20%	111,985
2011	13.914433	13.433936	-3.45%	120,382
2010	12.950830	13.914433	7.44%	185,434
2009*	10.000000	12.950830	29.51%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	26.741414	31.020387	16.00%	8,719
2011	27.786191	26.741414	-3.76%	12,022
2010	22.295780	27.786191	24.63%	13,233
2009	16.509748	22.295780	35.05%	14,829
2008	26.314008	16.509748	-37.26%	15,886
2007	24.775941	26.314008	6.21%	20,852
2006	22.830881	24.775941	8.52%	28,121
2005	20.623786	22.830881	10.70%	37,373
2004	18.045837	20.623786	14.29%	44,611
2003	13.571367	18.045837	32.97%	44,802

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.673013	11.526704	-1.25%	116,143
2011	11.820354	11.673013	-1.25%	139,739
2010	11.969960	11.820354	-1.25%	151,867
2009	12.116391	11.969960	-1.21%	177,744
2008	12.022852	12.116391	0.78%	223,324
2007	11.619013	12.022852	3.48%	146,861
2006	11.255765	11.619013	3.23%	224,993
2005	11.101653	11.255765	1.39%	155,445
2004	11.151696	11.101653	-0.45%	189,115
2003	11.222643	11.151696	-0.63%	260,219
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	17.134094	18.992008	10.84%	6,728
2011	16.438470	17.134094	4.23%	8,828
2010	15.052787	16.438470	9.21%	9,918
2009	12.255431	15.052787	22.83%	10,384
2008	15.005176	12.255431	-18.33%	10,674
2007	14.524404	15.005176	3.31%	14,620
2006	14.029010	14.524404	3.53%	20,775
2005	13.903003	14.029010	0.91%	21,440
2004	13.215501	13.903003	5.20%	24,527
2003	11.936481	13.215501	10.72%	33,896
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.269930	9.454930	14.33%	47,651
2011	9.239879	8.269930	-10.50%	48,173
2010	8.205050	9.239879	12.61%	58,662
2009	6.088932	8.205050	34.75%	63,272
2008*	10.000000	6.088932	-39.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	13.173704	15.250746	15.77%	7,949
2011	15.902767	13.173704	-17.16%	8,878
2010	15.176301	15.902767	4.79%	24,121
2009	11.836579	15.176301	28.22%	23,323
2008	22.335425	11.836579	-47.01%	18,079
2007	21.975505	22.335425	1.64%	20,199
2006	18.129148	21.975505	21.22%	10,117
2005	16.383193	18.129148	10.66%	10,830
2004	13.795416	16.383193	18.76%	6,150
2003*	10.000000	13.795416	37.95%	2,652
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.846061	10.163854	14.90%	12,382
2011	9.225932	8.846061	-4.12%	13,494
2010	8.088157	9.225932	14.07%	15,586
2009	6.311220	8.088157	28.16%	4,204
2008*	10.000000	6.311220	-36.89%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.697033	11.280967	16.33%	983
2011	10.427486	9.697033	-7.01%	983
2010*	10.000000	10.427486	4.27%	983
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.178285	9.496486	16.12%	0
2011	8.818891	8.178285	-7.26%	0
2010	7.920878	8.818891	11.34%	0
2009	6.295437	7.920878	25.82%	0
2008*	10.000000	6.295437	-37.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.258570	10.505185	13.46%	62,588
2011	9.789588	9.258570	-5.42%	72,863
2010	7.816992	9.789588	25.23%	84,617
2009	6.227072	7.816992	25.53%	93,359
2008*	10.000000	6.227072	-37.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.838731	11.303532	14.89%	11,221
2011	10.199792	9.838731	-3.54%	26,783
2010	8.633805	10.199792	18.14%	31,675
2009	6.701262	8.633805	28.84%	33,866
2008*	10.000000	6.701262	-32.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.834035	15.496411	12.02%	2,434
2011	14.100206	13.834035	-1.89%	2,670
2010	11.382047	14.100206	23.88%	4,207
2009	9.042865	11.382047	25.87%	4,638
2008	17.091260	9.042865	-47.09%	7,823
2007	15.771065	17.091260	8.37%	10,691
2006	15.473935	15.771065	1.92%	11,955
2005	14.496373	15.473935	6.74%	14,072
2004	12.943374	14.496373	12.00%	22,273
2003	9.762003	12.943374	32.59%	20,713
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	30.252307	35.981005	18.94%	5,500
2011	32.270762	30.252307	-6.25%	8,140
2010	25.811790	32.270762	25.02%	12,428
2009	20.709509	25.811790	24.64%	14,054
2008	30.910484	20.709509	-33.00%	14,502
2007	33.621951	30.910484	-8.06%	19,703
2006	29.026603	33.621951	15.83%	29,217
2005	28.516666	29.026603	1.79%	35,982
2004	24.618843	28.516666	15.83%	43,723
2003	15.893715	24.618843	54.90%	36,779

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	26.232865	29.920035	14.06%	7,482
2011	28.127878	26.232865	-6.74%	9,257
2010	22.728813	28.127878	23.75%	11,243
2009	17.086989	22.728813	33.02%	12,293
2008	27.994447	17.086989	-38.96%	14,900
2007	27.758912	27.994447	0.85%	18,522
2006	25.089017	27.758912	10.64%	33,390
2005	22.619557	25.089017	10.92%	38,056
2004	19.244942	22.619557	17.54%	41,966
2003	13.820149	19.244942	39.25%	34,651
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	12.042666	13.582138	12.78%	21,847
2011	12.130640	12.042666	-0.73%	22,694
2010	10.827787	12.130640	12.03%	25,793
2009	8.695593	10.827787	24.52%	24,513
2008	15.066968	8.695593	-42.29%	23,942
2007	14.104765	15.066968	6.82%	34,632
2006	12.569807	14.104765	12.21%	51,675
2005	11.846853	12.569807	6.10%	64,618
2004	10.930890	11.846853	8.38%	71,777
2003	8.680809	10.930890	25.92%	80,362
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.781032	11.183243	14.34%	19,520
2011	9.299999	9.781032	5.17%	19,877
2010	7.234189	9.299999	28.56%	28,257
2009	5.599255	7.234189	29.20%	31,776
2008*	10.000000	5.599255	-44.01%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.551870	10.786788	2.23%	20,817
2011	10.548150	10.551870	0.04%	27,083
2010	10.429293	10.548150	1.14%	33,502
2009	9.860285	10.429293	5.77%	29,096
2008*	10.000000	9.860285	-1.40%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.738872	13.859670	18.07%	7,169
2011	13.574005	11.738872	-13.52%	7,172
2010	12.925473	13.574005	5.02%	843
2009*	10.000000	12.925473	29.25%	843

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.472043	10.817032	3.29%	10,167
2011	10.573700	10.472043	-0.96%	11,204
2010	10.170049	10.573700	3.97%	17,121
2009	9.087672	10.170049	11.91%	14,924
2008	10.630241	9.087672	-14.51%	16,792
2007	10.275244	10.630241	3.45%	29,596
2006	9.985363	10.275244	2.90%	29,231
2005	9.967544	9.985363	0.18%	15,093
2004	10.015684	9.967544	-0.48%	13,297
2003*	10.000000	10.015684	0.16%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.155577	10.912964	7.46%	0
2011	10.394092	10.155577	-2.29%	0
2010	8.799827	10.394092	18.12%	0
2009	7.259416	8.799827	21.22%	0
2008	12.145853	7.259416	-40.23%	0
2007	12.237442	12.145853	-0.75%	0
2006	11.773573	12.237442	3.94%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.393928	14.678284	9.59%	2,470
2011	13.994219	13.393928	-4.29%	2,517
2010	11.534933	13.994219	21.32%	2,506
2009	8.887810	11.534933	29.78%	2,549
2008	14.862813	8.887810	-40.20%	2,609
2007	13.987076	14.862813	6.26%	2,651
2006	12.456727	13.987076	12.29%	864
2005	11.804504	12.456727	5.53%	864
2004	10.552559	11.804504	11.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.329813	16.477598	14.99%	26,841
2011	14.353550	14.329813	-0.17%	27,523
2010	11.403177	14.353550	25.87%	29,192
2009	8.708048	11.403177	30.95%	31,406
2008	17.313969	8.708048	-49.71%	32,835
2007	16.490117	17.313969	5.00%	41,929
2006	16.218926	16.490117	1.67%	51,840
2005	14.621223	16.218926	10.93%	72,174
2004	12.361526	14.621223	18.28%	78,755
2003	9.967175	12.361526	24.02%	85,593

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.511685	23.356995	19.71%	3,376
2011	21.539219	19.511685	-9.41%	4,020
2010	18.807297	21.539219	14.53%	4,498
2009	13.633328	18.807297	37.95%	4,176
2008	23.085020	13.633328	-40.94%	8,374
2007	21.985482	23.085020	5.00%	17,091
2006	18.916877	21.985482	16.22%	34,540
2005	16.753552	18.916877	12.91%	29,942
2004	14.233382	16.753552	17.71%	22,015
2003*	10.000000	14.233382	42.33%	13,610
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.303213	14.732589	19.75%	6,884
2011	13.584878	12.303213	-9.43%	7,382
2010	11.862818	13.584878	14.52%	7,452
2009	8.594707	11.862818	38.02%	7,694
2008	14.551844	8.594707	-40.94%	10,318
2007	13.861145	14.551844	4.98%	18,806
2006	11.926147	13.861145	16.22%	21,606
2005	10.565033	11.926147	12.88%	28,035
2004	8.978200	10.565033	17.67%	36,501
2003	6.356923	8.978200	41.23%	39,672
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.156480	1.56%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.517400	15.600062	15.41%	49,418
2011	13.690128	13.517400	-1.26%	53,865
2010	11.940024	13.690128	14.66%	63,038
2009	9.425201	11.940024	26.68%	68,198
2008	15.512276	9.425201	-39.24%	77,653
2007	15.044165	15.512276	3.11%	108,316
2006	13.244102	15.044165	13.59%	131,088
2005	12.654982	13.244102	4.66%	147,560
2004	11.707682	12.654982	8.09%	169,402
2003	9.355937	11.707682	25.14%	193,144
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.558713	11.136771	16.51%	317
2011	9.898460	9.558713	-3.43%	317
2010	8.122488	9.898460	21.86%	132
2009	5.995323	8.122488	35.48%	100
2008	9.765612	5.995323	-38.61%	1,641
2007	10.011018	9.765612	-2.45%	2,715
2006*	10.000000	10.011018	0.11%	2,677

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.574831	13.066955	3.91%	558
2011	11.745076	12.574831	7.06%	2,334
2010	10.874552	11.745076	8.01%	3,912
2009*	10.000000	10.874552	8.75%	2,096
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.349481	11.851685	4.42%	33,128
2011	11.378072	11.349481	-0.25%	18,512
2010	10.954048	11.378072	3.87%	3,818
2009*	10.000000	10.954048	9.54%	2,164
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.498337	14.874074	29.36%	169
2011	10.548103	11.498337	9.01%	0
2010*	10.000000	10.548103	5.48%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.492067	12.419364	8.07%	10,546
2011	11.015043	11.492067	4.33%	10,690
2010	10.410626	11.015043	5.81%	11,190
2009	9.615032	10.410626	8.27%	11,586
2008	10.843289	9.615032	-11.33%	7,262
2007	10.413414	10.843289	4.13%	3,625
2006*	10.000000	10.413414	4.13%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	40.676240	47.381061	16.48%	1,140
2011	38.483287	40.676240	5.70%	1,140
2010	35.509855	38.483287	8.37%	1,448
2009	27.616445	35.509855	28.58%	1,463
2008	32.892265	27.616445	-16.04%	1,852
2007	31.268369	32.892265	5.19%	2,040
2006	28.574908	31.268369	9.43%	2,864
2005	25.777598	28.574908	10.85%	4,171
2004	23.717411	25.777598	8.69%	5,453
2003	18.783491	23.717411	26.27%	6,874
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.673191	50.853950	28.18%	3,423
2011	54.098716	39.673191	-26.67%	2,854
2010	43.190476	54.098716	25.26%	2,959
2009	20.516561	43.190476	110.52%	2,993
2008	58.991911	20.516561	-65.22%	4,329
2007	43.412632	58.991911	35.89%	4,812
2006	31.514704	43.412632	37.75%	5,312
2005	24.176597	31.514704	30.35%	8,498
2004	19.447415	24.176597	24.32%	10,434
2003	12.772187	19.447415	52.26%	11,127

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	47.671725	48.668394	2.09%	4,650
2011	57.779398	47.671725	-17.49%	1,135
2010	45.274087	57.779398	27.62%	1,135
2009	29.102885	45.274087	55.57%	1,135
2008	54.704654	29.102885	-46.80%	1,135
2007	38.113622	54.704654	43.53%	1,135
2006	31.001698	38.113622	22.94%	10,474
2005	20.697822	31.001698	49.78%	11,022
2004	16.871845	20.697822	22.68%	11,022
2003	11.800336	16.871845	42.98%	11,079
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.643196	-3.57%	1,234
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	10.917744	12.535988	14.82%	1,048
2011	11.865771	10.917744	-7.99%	1,048
2010	10.695577	11.865771	10.94%	1,048
2009	8.524185	10.695577	25.47%	1,048
2008	13.893106	8.524185	-38.64%	1,048
2007	12.796409	13.893106	8.57%	3,156
2006	11.398511	12.796409	12.26%	3,272
2005	10.614044	11.398511	7.39%	3,272
2004	9.801030	10.614044	8.30%	3,272
2003	7.353509	9.801030	33.28%	2,105
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.440558	16.447217	6.52%	924
2011	16.388970	15.440558	-5.79%	926
2010	13.091373	16.388970	25.19%	236
2009*	10.000000	13.091373	30.91%	236

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.819678	11.475886	16.87%	6,252
2011	10.893002	9.819678	-9.85%	6,891
2010	8.722650	10.893002	24.88%	7,698
2009	6.198064	8.722650	40.73%	555
2008*	10.000000	6.198064	-38.02%	613
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.975831	14.804972	5.93%	74,818
2011	12.677558	13.975831	10.24%	76,703
2010	12.225190	12.677558	3.70%	85,686
2009	11.243940	12.225190	8.73%	89,674
2008	11.581808	11.243940	-2.92%	99,878
2007	10.723102	11.581808	8.01%	23,006
2006	10.699603	10.723102	0.22%	22,365
2005	10.678747	10.699603	0.20%	16,742
2004	10.230418	10.678747	4.38%	6,236
2003*	10.000000	10.230418	2.30%	2,330
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.293928	15.047642	13.19%	40,358
2011	13.068760	13.293928	1.72%	48,880
2010	11.605666	13.068760	12.61%	62,717
2009	9.961739	11.605666	16.50%	88,208
2008	15.437641	9.961739	-35.47%	101,450
2007	15.660629	15.437641	-1.42%	118,132
2006	13.557656	15.660629	15.51%	124,280
2005	13.134404	13.557656	3.22%	140,332
2004	11.783152	13.134404	11.47%	160,271
2003	9.233843	11.783152	27.61%	182,671
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.745193	13.478073	14.75%	3,651
2011	11.988741	11.745193	-2.03%	3,768
2010	10.190630	11.988741	17.64%	5,295
2009	7.949586	10.190630	28.19%	8,638
2008	10.652040	7.949586	-25.37%	9,714
2007	11.053441	10.652040	-3.63%	13,160
2006*	10.000000	11.053441	10.53%	9,198
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.421855	13.475079	8.48%	5,381
2011	13.067152	12.421855	-4.94%	7,402
2010	12.067934	13.067152	8.28%	4,254
2009*	10.000000	12.067934	20.68%	1,110

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	15.056008	17.190298	14.18%	6,783
2011	15.176213	15.056008	-0.79%	6,937
2010	12.226094	15.176213	24.13%	11,300
2009	9.912640	12.226094	23.34%	7,355
2008	14.544896	9.912640	-31.85%	9,979
2007	14.842255	14.544896	-2.00%	13,062
2006	13.149784	14.842255	12.87%	19,065
2005	12.430106	13.149784	5.79%	20,247
2004	10.337754	12.430106	20.24%	17,891
2003	7.605654	10.337754	35.92%	18,315
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.305934	12.488505	10.46%	14,774
2011	11.357968	11.305934	-0.46%	15,170
2010	10.027613	11.357968	13.27%	16,527
2009	7.599551	10.027613	31.95%	18,066
2008	11.747891	7.599551	-35.31%	18,823
2007	11.049299	11.747891	6.32%	21,416
2006	10.256425	11.049299	7.73%	22,095
2005	10.033608	10.256425	2.22%	23,817
2004	9.576172	10.033608	4.78%	26,713
2003	7.703845	9.576172	24.30%	28,812
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	13.077254	14.930538	14.17%	69,529
2011	13.011532	13.077254	0.51%	88,113
2010	11.485265	13.011532	13.29%	107,298
2009	9.215577	11.485265	24.63%	117,212
2008	14.861839	9.215577	-37.99%	162,169
2007	14.314078	14.861839	3.83%	241,132
2006	12.562472	14.314078	13.94%	293,356
2005	12.163248	12.562472	3.28%	343,982
2004	11.143887	12.163248	9.15%	394,584
2003	8.800186	11.143887	26.63%	460,726
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.617148	17.012719	8.94%	28,242
2011	14.521692	15.617148	7.54%	31,804
2010	12.765013	14.521692	13.76%	35,672
2009	10.557930	12.765013	20.90%	58,956
2008	15.192008	10.557930	-30.50%	65,766
2007	14.375687	15.192008	5.68%	74,722
2006	12.510464	14.375687	14.91%	84,868
2005	12.149293	12.510464	2.97%	85,207
2004	11.723937	12.149293	3.63%	101,238
2003	9.807948	11.723937	19.54%	111,376

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	16.186390	17.519704	8.24%	68,673
2011	16.042727	16.186390	0.90%	70,620
2010	14.987624	16.042727	7.04%	87,763
2009	12.614835	14.987624	18.81%	102,833
2008	13.792665	12.614835	-8.54%	117,218
2007	13.268123	13.792665	3.95%	168,592
2006	12.912779	13.268123	2.75%	199,378
2005	12.921360	12.912779	-0.07%	229,053
2004	12.640599	12.921360	2.22%	256,336
2003	12.244728	12.640599	3.23%	269,101
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.154354	12.289221	10.17%	0
2011	11.338883	11.154354	-1.63%	0
2010	10.195394	11.338883	11.22%	0
2009	8.324343	10.195394	22.48%	0
2008	11.262606	8.324343	-26.09%	0
2007	10.508981	11.262606	7.17%	3,047
2006*	10.000000	10.508981	5.09%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.632757	11.872166	11.66%	0
2011	10.900559	10.632757	-2.46%	0
2010	9.648611	10.900559	12.98%	0
2009	7.595069	9.648611	27.04%	0
2008	11.442011	7.595069	-33.62%	0
2007	10.528964	11.442011	8.67%	0
2006*	10.000000	10.528964	5.29%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	10.066257	11.467459	13.92%	0
2011	10.486471	10.066257	-4.01%	0
2010	9.163717	10.486471	14.43%	0
2009	7.069088	9.163717	29.63%	0
2008	11.572273	7.069088	-38.91%	0
2007	10.549111	11.572273	9.70%	0
2006*	10.000000	10.549111	5.49%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.694050	10.015617	3.32%	10,127
2011	10.365409	9.694050	-6.48%	16,824
2010	8.817909	10.365409	17.55%	15,290
2009	6.057053	8.817909	45.58%	13,009
2008	13.466625	6.057053	-55.02%	38,336
2007	9.373560	13.466625	43.67%	46,922
2006*	10.000000	9.373560	-6.26%	9,687

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.485799	16.745892	15.60%	122,380
2011	14.558594	14.485799	-0.50%	140,976
2010	12.822952	14.558594	13.54%	158,871
2009	9.996397	12.822952	28.28%	216,060
2008	17.686387	9.996397	-43.48%	355,964
2007	17.679134	17.686387	0.04%	468,736
2006	14.923707	17.679134	18.46%	530,250
2005	14.303761	14.923707	4.33%	570,327
2004	13.017728	14.303761	9.88%	675,424
2003	10.133398	13.017728	28.46%	675,724
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.499038	14.123356	13.00%	59,906
2011	12.651861	12.499038	-1.21%	64,819
2010	10.337912	12.651861	22.38%	68,293
2009	8.177572	10.337912	26.42%	75,807
2008	15.710359	8.177572	-47.95%	227,312
2007	12.553328	15.710359	25.15%	254,210
2006	11.922071	12.553328	5.29%	280,932
2005	11.435966	11.922071	4.25%	301,422
2004	11.226098	11.435966	1.87%	455,215
2003	8.570136	11.226098	30.99%	457,742
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.953786	15.719020	12.65%	30,004
2011	13.609972	13.953786	2.53%	31,104
2010	12.124453	13.609972	12.25%	31,452
2009	8.548305	12.124453	41.83%	34,968
2008	11.563598	8.548305	-26.08%	37,935
2007	11.419344	11.563598	1.26%	46,058
2006	10.411407	11.419344	9.68%	64,689
2005	10.293759	10.411407	1.14%	73,480
2004	9.532130	10.293759	7.99%	77,283
2003	7.610038	9.532130	25.26%	92,839
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.842105	13.328934	12.56%	13,567
2011	11.542627	11.842105	2.59%	2,680
2010	10.294121	11.542627	12.13%	3,466
2009	7.249915	10.294121	41.99%	3,857
2008	9.796088	7.249915	-25.99%	6,720
2007*	10.000000	9.796088	-2.04%	13,116

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.568328	14.156871	4.34%	13,091
2011	12.828733	13.568328	5.77%	13,486
2010	12.076844	12.828733	6.23%	36,016
2009	10.583295	12.076844	14.11%	34,247
2008	11.099433	10.583295	-4.65%	13,047
2007	10.797409	11.099433	2.80%	13,818
2006	10.493546	10.797409	2.90%	17,203
2005	10.419995	10.493546	0.71%	19,343
2004	10.125285	10.419995	2.91%	9,517
2003*	10.000000	10.125285	1.25%	2,727
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.346673	11.712215	13.20%	25,314
2011	11.746913	10.346673	-11.92%	27,096
2010	9.251935	11.746913	26.97%	19,710
2009	6.698216	9.251935	38.13%	19,836
2008	11.224769	6.698216	-40.33%	15,482
2007	9.853242	11.224769	13.92%	16,659
2006*	10.000000	9.853242	-1.47%	8,133
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	13.081522	15.555301	18.91%	2,676
2011	16.020275	13.081522	-18.34%	2,682
2010	14.372058	16.020275	11.47%	4,205
2009	11.522435	14.372058	24.73%	4,425
2008	20.807759	11.522435	-44.62%	4,430
2007	17.997284	20.807759	15.62%	8,229
2006	15.467025	17.997284	16.36%	8,297
2005	13.177961	15.467025	17.37%	8,751
2004	11.770648	13.177961	11.96%	9,006
2003	8.331809	11.770648	41.27%	9,673
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.127312	14.436022	19.04%	10,308
2011	14.865051	12.127312	-18.42%	15,013
2010	13.333633	14.865051	11.49%	17,515
2009	10.685482	13.333633	24.78%	22,294
2008	19.300799	10.685482	-44.64%	26,482
2007	16.691229	19.300799	15.63%	50,402
2006	14.344227	16.691229	16.36%	51,107
2005	12.226160	14.344227	17.32%	55,318
2004	10.919656	12.226160	11.96%	45,733
2003	7.726868	10.919656	41.32%	45,656

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.201500	16.552264	25.38%	7,775
2011	14.680826	13.201500	-10.08%	9,302
2010	11.768316	14.680826	24.75%	11,335
2009	7.579168	11.768316	55.27%	14,462
2008	15.736301	7.579168	-51.84%	24,506
2007	15.106887	15.736301	4.17%	27,389
2006	13.178479	15.106887	14.63%	27,721
2005	13.025568	13.178479	1.17%	29,996
2004	11.583541	13.025568	12.45%	32,269
2003	7.441418	11.583541	55.66%	28,800
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.856123	13.175492	11.13%	20,401
2011	11.738165	11.856123	1.00%	10,937
2010	10.560423	11.738165	11.15%	17,554
2009	7.894728	10.560423	33.77%	14,886
2008	11.376790	7.894728	-30.61%	14,886
2007	11.115728	11.376790	2.35%	20,979
2006*	10.000000	11.115728	11.16%	4,384
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.886094	11.545575	16.79%	8,333
2011	10.412660	9.886094	-5.06%	9,116
2010	8.231833	10.412660	26.49%	9,152
2009	6.460770	8.231833	27.41%	6,252
2008	9.777596	6.460770	-33.92%	10,229
2007	10.153798	9.777596	-3.71%	13,723
2006*	10.000000	10.153798	1.54%	6,161
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.953922	10.187087	13.77%	0
2011	9.218340	8.953922	-2.87%	0
2010	8.475367	9.218340	8.77%	0
2009	6.595954	8.475367	28.49%	0
2008*	10.000000	6.595954	-34.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.360438	11.564903	11.63%	408
2011	12.481496	10.360438	-16.99%	408
2010	10.766565	12.481496	15.93%	1,234
2009	6.321955	10.766565	70.30%	2,503
2008	13.540865	6.321955	-53.31%	2,503
2007	10.666212	13.540865	26.95%	2,636
2006*	10.000000	10.666212	6.66%	1,641

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.270384	10.818803	16.70%	1,193
2011	10.520509	9.270384	-11.88%	1,418
2010	9.837385	10.520509	6.94%	1,492
2009	7.268362	9.837385	35.35%	1,379
2008	12.360786	7.268362	-41.20%	1,528
2007	10.854263	12.360786	13.88%	3,723
2006*	10.000000	10.854263	8.54%	3,037
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.494107	17.586463	13.50%	5,720
2011	15.837090	15.494107	-2.17%	4,380
2010	14.035512	15.837090	12.84%	4,979
2009	11.987524	14.035512	17.08%	10,229
2008	11.441428	11.987524	4.77%	5,488
2007	10.446327	11.441428	9.53%	2,890
2006*	10.000000	10.446327	4.46%	3,000
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.642499	-3.58%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.737053	-2.63%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.136731	24.849103	17.56%	5,226
2011	23.089227	21.136731	-8.46%	5,302
2010	21.536641	23.089227	7.21%	4,702
2009	17.458570	21.536641	23.36%	2,466
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.827190	10.785306	22.18%	78,257
2011	9.615212	8.827190	-8.20%	92,604
2010	9.153635	9.615212	5.04%	108,131
2009	6.354726	9.153635	44.04%	123,938
2008	11.567341	6.354726	-45.06%	120,238
2007	8.582315	11.567341	34.78%	154,946
2006	7.972641	8.582315	7.65%	184,953
2005	7.179879	7.972641	11.04%	190,950
2004	6.169559	7.179879	16.38%	218,124
2003	5.201491	6.169559	18.61%	229,932

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.463381	5.246127	17.54%	21,833
2011	4.953177	4.463381	-9.89%	21,569
2010	4.036206	4.953177	22.72%	21,933
2009	2.607720	4.036206	54.78%	22,271
2008	4.718130	2.607720	-44.73%	23,260
2007	3.930244	4.718130	20.05%	27,049
2006	3.694652	3.930244	6.38%	30,360
2005	3.357287	3.694652	10.05%	35,483
2004	3.384068	3.357287	-0.79%	48,760
2003	2.341922	3.384068	44.50%	54,947
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.444515	12.777721	11.65%	45,822
2011	17.145500	11.444515	-33.25%	18,092
2010	13.901995	17.145500	23.33%	21,213
2009	7.869575	13.901995	76.65%	23,723
2008	16.699513	7.869575	-52.88%	25,789
2007	13.224007	16.699513	26.28%	47,432
2006	9.141690	13.224007	44.66%	55,105
2005	7.023167	9.141690	30.16%	59,587
2004	5.998356	7.023167	17.08%	82,917
2003	4.519598	5.998356	32.72%	86,140
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.439939	17.147153	18.75%	2,920
2011	14.327528	14.439939	0.78%	1,452
2010	11.764239	14.327528	21.79%	1,658
2009	9.412391	11.764239	24.99%	2,043
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	10.136310	11.587269	14.31%	4,976
2011	10.322888	10.136310	-1.81%	5,056
2010	9.408753	10.322888	9.72%	13,228
2009	7.788820	9.408753	20.80%	14,183
2008	11.739304	7.788820	-33.65%	11,912
2007	11.060891	11.739304	6.13%	12,744
2006*	10.000000	11.060891	10.61%	3,528
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.412896	11.908476	14.36%	0
2011	10.746091	10.412896	-3.10%	0
2010*	10.000000	10.746091	7.46%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.686291	8.645469	12.48%	19,670
2011	7.845440	7.686291	-2.03%	20,939
2010	6.669101	7.845440	17.64%	25,890
2009	5.065003	6.669101	31.67%	27,636
2008	8.376797	5.065003	-39.54%	36,935
2007	7.103661	8.376797	17.92%	37,921
2006	6.782293	7.103661	4.74%	38,573
2005	6.455208	6.782293	5.07%	47,131
2004	6.050040	6.455208	6.70%	48,383
2003	4.620133	6.050040	30.95%	50,363
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.838017	15.652340	13.11%	85,285
2011	13.936878	13.838017	-0.71%	102,321
2010	12.451066	13.936878	11.93%	132,363
2009*	10.000000	12.451066	24.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.165503	11.604010	14.15%	11,480
2011	10.209472	10.165503	-0.43%	27,933
2010	9.238844	10.209472	10.51%	34,026
2009	7.588470	9.238844	21.75%	27,250
2008	10.954073	7.588470	-30.72%	19,215
2007	10.462278	10.954073	4.70%	20,273
2006*	10.000000	10.462278	4.62%	550
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.381759	11.785385	3.55%	15,537
2011	10.912484	11.381759	4.30%	15,272
2010	10.436622	10.912484	4.56%	15,272
2009	9.433308	10.436622	10.64%	19,348
2008	10.609831	9.433308	-11.09%	20,947
2007	10.444352	10.609831	1.58%	6,301
2006*	10.000000	10.444352	4.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.069132	12.126730	20.43%	10,873
2011	11.254382	10.069132	-10.53%	15,018
2010	10.249994	11.254382	9.80%	17,572
2009	7.337562	10.249994	39.69%	18,094
2008	12.121527	7.337562	-39.47%	15,827
2007	10.744833	12.121527	12.81%	17,036
2006*	10.000000	10.744833	7.45%	5,961

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.365156	10.846099	15.81%	7,370
2011	9.960000	9.365156	-5.97%	7,594
2010	8.542120	9.960000	16.60%	7,649
2009	6.239296	8.542120	36.91%	19,885
2008	11.337557	6.239296	-44.97%	20,400
2007	10.271422	11.337557	10.38%	44,495
2006*	10.000000	10.271422	2.71%	36,696
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.153379	9.415433	15.48%	2,522
2011	8.453715	8.153379	-3.55%	2,616
2010	7.721847	8.453715	9.48%	1,040
2009	5.989361	7.721847	28.93%	7,757
2008	9.802828	5.989361	-38.90%	7,330
2007*	10.000000	9.802828	-1.97%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.121352	19.348266	13.01%	4,289
2011	16.716897	17.121352	2.42%	5,667
2010	14.975621	16.716897	11.63%	6,192
2009	10.397663	14.975621	44.03%	7,378
2008	14.636808	10.397663	-28.96%	10,466
2007	14.387216	14.636808	1.73%	15,238
2006	13.185444	14.387216	9.11%	20,458
2005	13.054643	13.185444	1.00%	22,239
2004	12.019681	13.054643	8.61%	45,603
2003	9.964745	12.019681	20.62%	53,668
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.554747	15.338015	13.16%	3,178
2011	13.235892	13.554747	2.41%	3,998
2010	11.856601	13.235892	11.63%	2,828
2009	8.227523	11.856601	44.11%	2,855
2008	11.599384	8.227523	-29.07%	2,785
2007	11.397886	11.599384	1.77%	2,603
2006	10.446260	11.397886	9.11%	2,779
2005*	10.000000	10.446260	4.46%	3,214
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.547116	13.494159	16.86%	32,136
2011	11.983456	11.547116	-3.64%	37,107
2010	10.492443	11.983456	14.21%	38,887
2009	8.273910	10.492443	26.81%	46,003
2008	13.311361	8.273910	-37.84%	55,530
2007	13.800459	13.311361	-3.54%	82,481
2006	12.069113	13.800459	14.35%	79,880
2005	11.735400	12.069113	2.84%	100,103
2004	10.124293	11.735400	15.91%	105,823
2003	7.808298	10.124293	29.66%	87,240

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.705574	8.889130	15.36%	77,580
2011	8.837654	7.705574	-12.81%	82,595
2010	7.749115	8.837654	14.05%	93,406
2009	5.135407	7.749115	50.90%	109,233
2008*	10.000000	5.135407	-48.65%	1,942
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.251044	10.175248	9.99%	0
2011	9.685356	9.251044	-4.48%	1,040
2010	7.944449	9.685356	21.91%	0
2009	6.122477	7.944449	29.76%	0
2008*	10.000000	6.122477	-38.78%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.219979	10.130566	9.88%	0
2011	9.661405	9.219979	-4.57%	0
2010	7.926029	9.661405	21.89%	0
2009	6.120582	7.926029	29.50%	0
2008*	10.000000	6.120582	-38.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.483576	9.720625	14.58%	0
2011	9.185337	8.483576	-7.64%	0
2010	8.099592	9.185337	13.40%	0
2009	6.355008	8.099592	27.45%	0
2008*	10.000000	6.355008	-36.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.919751	10.867888	9.56%	6,390
2011	10.192308	9.919751	-2.67%	9,516
2010	9.357952	10.192308	8.92%	0
2009	7.916818	9.357952	18.20%	0
2008*	10.000000	7.916818	-20.83%	9,914
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.307046	10.433676	12.11%	0
2011	9.771043	9.307046	-4.75%	0
2010	8.812871	9.771043	10.87%	0
2009	7.194892	8.812871	22.49%	0
2008*	10.000000	7.194892	-28.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.655439	11.299466	6.04%	14,430
2011	10.650655	10.655439	0.04%	15,725
2010	10.108923	10.650655	5.36%	16,510
2009	9.066730	10.108923	11.49%	3,209
2008*	10.000000	9.066730	-9.33%	3,738

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.618214	10.661747	10.85%	37,864
2011	9.982416	9.618214	-3.65%	37,864
2010	9.085842	9.982416	9.87%	37,864
2009	7.552592	9.085842	20.30%	43,550
2008*	10.000000	7.552592	-24.47%	30,498
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.968194	10.137244	13.04%	0
2011	9.536164	8.968194	-5.96%	36,436
2010	8.531026	9.536164	11.78%	0
2009	6.831944	8.531026	24.87%	0
2008*	10.000000	6.831944	-31.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.192902	11.064882	8.55%	16,412
2011	10.360114	10.192902	-1.61%	41,752
2010	9.631751	10.360114	7.56%	41,752
2009	8.296674	9.631751	16.09%	25,045
2008*	10.000000	8.296674	-17.03%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.746298	12.485812	6.30%	1,472
2011	11.169967	11.746298	5.16%	0
2010	10.576480	11.169967	5.61%	4,602
2009	9.855478	10.576480	7.32%	1,131
2008*	10.000000	9.855478	-1.45%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.611065	13.325910	5.67%	463
2011	12.054199	12.611065	4.62%	463
2010	11.302080	12.054199	6.65%	0
2009	9.839470	11.302080	14.86%	0
2008*	10.000000	9.839470	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.695139	22.773826	15.63%	0
2011	25.718880	19.695139	-23.42%	0
2010	22.440645	25.718880	14.61%	0
2009	13.928802	22.440645	61.11%	0
2008	33.429532	13.928802	-58.33%	0
2007	23.278840	33.429532	43.60%	0
2006	17.259135	23.278840	34.88%	0
2005	13.189746	17.259135	30.85%	0
2004	11.073210	13.189746	19.11%	0
2003	6.791842	11.073210	63.04%	249

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.731796	25.132746	15.65%	4,190
2011	28.384890	21.731796	-23.44%	7,708
2010	24.758534	28.384890	14.65%	9,174
2009	15.351464	24.758534	61.28%	9,745
2008	36.903183	15.351464	-58.40%	41,388
2007	25.703155	36.903183	43.57%	49,042
2006	19.066801	25.703155	34.81%	50,710
2005	14.569246	19.066801	30.87%	50,067
2004	12.229998	14.569246	19.13%	17,205
2003	7.503370	12.229998	62.99%	15,911
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	16.164092	16.432766	1.66%	86,263
2011	15.276366	16.164092	5.81%	102,404
2010	14.778718	15.276366	3.37%	132,379
2009	14.588744	14.778718	1.30%	152,716
2008	13.728590	14.588744	6.27%	179,777
2007	12.987757	13.728590	5.70%	255,991
2006	12.739345	12.987757	1.95%	265,418
2005	12.505084	12.739345	1.87%	312,891
2004	12.275758	12.505084	1.87%	367,626
2003	12.199721	12.275758	0.62%	442,539
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.484212	11.956608	14.04%	2,087
2011	11.777490	10.484212	-10.98%	2,374
2010	10.537955	11.777490	11.76%	1,581
2009	8.234631	10.537955	27.97%	1,942
2008	15.474531	8.234631	-46.79%	1,942
2007	12.338107	15.474531	25.42%	1,942
2006	9.405787	12.338107	31.18%	2,242
2005	7.322103	9.405787	28.46%	2,242
2004	6.499712	7.322103	12.65%	2,242
2003	4.858005	6.499712	33.79%	2,242
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.733973	19.079040	14.01%	7,555
2011	18.798086	16.733973	-10.98%	8,242
2010	16.822765	18.798086	11.74%	7,307
2009	13.150894	16.822765	27.92%	7,593
2008	24.705460	13.150894	-46.77%	5,020
2007	19.697626	24.705460	25.42%	4,032
2006	15.017832	19.697626	31.16%	4,753
2005	11.694054	15.017832	28.42%	4,483
2004	10.366220	11.694054	12.81%	3,725
2003	7.764530	10.366220	33.51%	5,881

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.606187	8.869766	16.61%	0
2011	8.846856	7.606187	-14.02%	0
2010	8.350063	8.846856	5.95%	0
2009	6.581420	8.350063	26.87%	3,739
2008	11.723228	6.581420	-43.86%	4,078
2007	10.864484	11.723228	7.90%	5,467
2006*	10.000000	10.864484	8.64%	1,551
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.943096	14.798477	14.33%	994
2011	13.656755	12.943096	-5.23%	994
2010	12.076832	13.656755	13.08%	994
2009	9.623865	12.076832	25.49%	994
2008	15.446943	9.623865	-37.70%	994
2007	14.778924	15.446943	4.52%	2,322
2006	12.818377	14.778924	15.29%	12,297
2005	12.038453	12.818377	6.48%	12,297
2004	10.702064	12.038453	12.49%	13,478
2003	8.226725	10.702064	30.09%	11,965
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.437013	13.420290	7.91%	0
2011	12.496296	12.437013	-0.47%	0
2010	11.535143	12.496296	8.33%	0
2009*	10.000000	11.535143	15.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.063036	14.464860	10.73%	0
2011	13.366494	13.063036	-2.27%	0
2010	12.094311	13.366494	10.52%	0
2009*	10.000000	12.094311	20.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.806695	13.287252	3.75%	68,096
2011	12.611921	12.806695	1.54%	63,361
2010	12.073063	12.611921	4.46%	68,378
2009	11.219083	12.073063	7.61%	65,250
2008	12.101477	11.219083	-7.29%	63,949
2007	11.641531	12.101477	3.95%	9,081
2006	11.115251	11.641531	4.73%	33,350
2005	10.906285	11.115251	1.92%	35,027
2004	10.564049	10.906285	3.24%	45,188
2003	9.923961	10.564049	6.45%	56,894

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.204604	14.434296	9.31%	45,587
2011	13.390343	13.204604	-1.39%	51,220
2010	12.237903	13.390343	9.42%	70,143
2009	10.412824	12.237903	17.53%	75,604
2008	13.743287	10.412824	-24.23%	89,293
2007	13.186120	13.743287	4.23%	109,001
2006	12.003325	13.186120	9.85%	166,511
2005	11.549873	12.003325	3.93%	192,386
2004	10.688646	11.549873	8.06%	172,443
2003	9.025163	10.688646	18.43%	142,743
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.221717	14.837537	12.22%	11,908
2011	13.693488	13.221717	-3.45%	19,734
2010	12.301916	13.693488	11.31%	20,304
2009	10.024929	12.301916	22.71%	25,762
2008	14.811897	10.024929	-32.32%	66,547
2007	14.145692	14.811897	4.71%	123,715
2006	12.518467	14.145692	13.00%	146,266
2005	11.851157	12.518467	5.63%	149,488
2004	10.717277	11.851157	10.58%	88,748
2003	8.578257	10.717277	24.94%	14,258
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.269686	14.142558	6.58%	59,732
2011	13.179063	13.269686	0.69%	60,769
2010	12.310900	13.179063	7.05%	60,829
2009	10.893172	12.310900	13.01%	61,233
2008	12.997689	10.893172	-16.19%	75,083
2007	12.447195	12.997689	4.42%	80,411
2006	11.636906	12.447195	6.96%	69,688
2005	11.289284	11.636906	3.08%	116,725
2004	10.679239	11.289284	5.71%	170,912
2003	9.521061	10.679239	12.16%	162,964
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.397708	15.685978	17.08%	178,943
2011	13.890956	13.397708	-3.55%	207,907
2010	12.942074	13.890956	7.33%	256,794
2009*	10.000000	12.942074	29.42%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	26.370825	30.559456	15.88%	15,999
2011	27.428840	26.370825	-3.86%	20,124
2010	22.031318	27.428840	24.50%	28,480
2009	16.330450	22.031318	34.91%	36,530
2008	26.054702	16.330450	-37.32%	45,615
2007	24.556798	26.054702	6.10%	67,130
2006	22.651820	24.556798	8.41%	71,657
2005	20.482702	22.651820	10.59%	78,004
2004	17.940543	20.482702	14.17%	83,387
2003	13.505833	17.940543	32.84%	102,676
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.480419	11.325016	-1.35%	120,416
2011	11.637084	11.480419	-1.35%	159,446
2010	11.796315	11.637084	-1.35%	222,960
2009	11.952729	11.796315	-1.31%	285,416
2008	11.872477	11.952729	0.68%	369,725
2007	11.485385	11.872477	3.37%	253,094
2006	11.137564	11.485385	3.12%	278,210
2005	10.996174	11.137564	1.29%	302,851
2004	11.056941	10.996174	-0.55%	263,985
2003	11.138565	10.056941	-0.73%	335,277
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	16.532028	18.306060	10.73%	22,612
2011	15.876876	16.532028	4.13%	20,846
2010	14.553266	15.876876	9.09%	25,054
2009	11.860742	14.553266	22.70%	40,012
2008	14.536664	11.860742	-18.41%	40,804
2007	14.085245	14.536664	3.20%	51,701
2006	13.618583	14.085245	3.43%	58,181
2005	13.509902	13.618583	0.80%	52,404
2004	12.854836	13.509902	5.10%	60,638
2003	11.622486	12.854836	10.60%	67,286
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.239306	9.410362	14.21%	54,654
2011	9.214979	8.239306	-10.59%	56,030
2010	8.191216	9.214979	12.50%	55,835
2009	6.084812	8.191216	34.62%	68,365
2008*	10.000000	6.084812	-39.15%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	13.058504	15.102051	15.65%	2,502
2011	15.779675	13.058504	-17.24%	4,886
2010	15.074088	15.779675	4.68%	4,950
2009	11.768783	15.074088	28.09%	7,994
2008	22.230070	11.768783	-47.06%	11,757
2007	21.894163	22.230070	1.53%	23,294
2006	18.080291	21.894163	21.09%	19,669
2005	16.355551	18.080291	10.55%	7,388
2004	13.786097	16.355551	18.64%	3,053
2003*	10.000000	13.786097	37.86%	1,202
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.813259	10.115899	14.78%	37,348
2011	9.201018	8.813259	-4.21%	26,603
2010	8.074482	9.201018	13.95%	44,216
2009	6.306937	8.074482	28.03%	2,741
2008*	10.000000	6.306937	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.680650	11.250478	16.22%	178
2011	10.420399	9.680650	-7.10%	3,204
2010*	10.000000	10.420399	4.20%	3,204
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.147953	9.451663	16.00%	973
2011	8.795065	8.147953	-7.36%	1,007
2010	7.907475	8.795065	11.22%	1,095
2009	6.291166	7.907475	25.69%	0
2008*	10.000000	6.291166	-37.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.224248	10.455602	13.35%	75,881
2011	9.763175	9.224248	-5.52%	88,029
2010	7.803801	9.763175	25.11%	111,802
2009	6.222846	7.803801	25.41%	132,772
2008*	10.000000	6.222846	-37.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.802270	11.250215	14.77%	85,603
2011	10.172277	9.802270	-3.64%	102,233
2010	8.619231	10.172277	18.02%	119,742
2009	6.696728	8.619231	28.71%	134,622
2008*	10.000000	6.696728	-33.03%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.657634	15.283278	11.90%	18,418
2011	13.934498	13.657634	-1.99%	22,668
2010	11.259668	13.934498	23.76%	23,257
2009	8.954701	11.259668	25.74%	31,634
2008	16.941859	8.954701	-47.14%	38,861
2007	15.649135	16.941859	8.26%	49,701
2006	15.369821	15.649135	1.82%	55,020
2005	14.413376	15.369821	6.64%	61,347
2004	12.882319	14.413376	11.88%	67,848
2003	9.725788	12.882319	32.46%	74,069
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	30.739299	36.523118	18.82%	12,455
2011	32.823421	30.739299	-6.35%	16,944
2010	26.280420	32.823421	24.90%	22,932
2009	21.106873	26.280420	24.51%	30,573
2008	31.535594	21.106873	-33.07%	42,272
2007	34.336874	31.535594	-8.16%	54,164
2006	29.673774	34.336874	15.71%	60,894
2005	29.181930	29.673774	1.69%	68,007
2004	25.218705	29.181930	15.72%	76,251
2003	16.297452	25.218705	54.74%	89,339
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	26.106504	29.745687	13.94%	22,512
2011	28.020726	26.106504	-6.83%	26,277
2010	22.665147	28.020726	23.63%	31,190
2009	17.056405	22.665147	32.88%	37,700
2008	27.972742	17.056405	-39.02%	51,695
2007	27.765664	27.972742	0.75%	69,967
2006	25.120487	27.765664	10.53%	67,578
2005	22.670814	25.120487	10.81%	73,335
2004	19.308104	22.670814	17.42%	76,138
2003	13.879545	19.308104	39.11%	82,552
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.903878	13.411983	12.67%	16,579
2011	12.002966	11.903878	-0.83%	22,487
2010	10.724675	12.002966	11.92%	32,780
2009	8.621508	10.724675	24.39%	33,655
2008	14.953776	8.621508	-42.35%	41,782
2007	14.013068	14.953776	6.71%	55,242
2006	12.500702	14.013068	12.10%	62,303
2005	11.793631	12.500702	6.00%	76,575
2004	10.892809	11.793631	8.27%	85,084
2003	8.659317	10.892809	25.79%	95,785

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.744667	11.130361	14.22%	71,212
2011	9.274797	9.744667	5.07%	77,578
2010	7.221893	9.274797	28.43%	93,991
2009	5.595431	7.221893	29.07%	112,632
2008*	10.000000	5.595431	-44.05%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.512764	10.735896	2.12%	0
2011	10.519687	10.512764	-0.07%	0
2010	10.411702	10.519687	1.04%	2,093
2009	9.853625	10.411702	5.66%	1,226
2008*	10.000000	9.853625	-1.46%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.707206	13.808265	17.95%	0
2011	13.551092	11.707206	-13.61%	0
2010	12.916734	13.551092	4.91%	0
2009*	10.000000	12.916734	29.17%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.380494	10.711573	3.19%	13,219
2011	10.491860	10.380494	-1.06%	12,995
2010	10.101568	10.491860	3.86%	13,098
2009	9.035620	10.101568	11.80%	14,867
2008	10.580072	9.035620	-14.60%	15,339
2007	10.237167	10.580072	3.35%	20,669
2006	9.958429	10.237167	2.80%	24,784
2005	9.950715	9.958429	0.08%	25,764
2004	10.008909	9.950715	-0.58%	21,665
2003*	10.000000	10.008909	0.09%	28,699
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	8.033749	8.624133	7.35%	7,856
2011	8.230749	8.033749	-2.39%	8,642
2010	6.975368	8.230749	18.00%	9,459
2009	5.760162	6.975368	21.10%	0
2008	9.647223	5.760162	-40.29%	308
2007	9.729886	9.647223	-0.85%	0
2006*	10.000000	9.729886	-2.70%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.709959	13.914592	9.48%	837
2011	13.293024	12.709959	-4.39%	837
2010	10.968053	13.293024	21.20%	0
2009	8.459602	10.968053	29.65%	736
2008	14.161115	8.459602	-40.26%	736
2007	13.340303	14.161115	6.15%	736
2006	11.892729	13.340303	12.17%	736
2005	11.281422	11.892729	5.42%	736
2004*	10.000000	11.281422	12.81%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.387112	16.526682	14.87%	11,635
2011	14.425526	14.387112	-0.27%	16,527
2010	11.471960	14.425526	25.75%	14,973
2009	8.769449	11.471960	30.82%	18,439
2008	17.453795	8.769449	-49.76%	23,816
2007	16.640228	17.453795	4.89%	31,780
2006	16.383114	16.640228	1.57%	32,536
2005	14.784164	16.383114	10.82%	34,618
2004	12.511950	14.784164	18.16%	37,560
2003	10.098682	12.511950	23.90%	39,772
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.341149	23.129348	19.59%	14,558
2011	21.372582	19.341149	-9.50%	18,725
2010	18.680692	21.372582	14.41%	23,439
2009	13.555289	18.680692	37.81%	26,463
2008	22.976209	13.555289	-41.00%	32,419
2007	21.904136	22.976209	4.89%	47,164
2006	18.865932	21.904136	16.10%	43,542
2005	16.725308	18.865932	12.80%	54,130
2004	14.223775	16.725308	17.59%	38,407
2003*	10.000000	14.223775	42.24%	24,552
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.158600	14.544654	19.62%	46,029
2011	13.438803	12.158600	-9.53%	52,465
2010	11.747140	13.438803	14.40%	63,817
2009	8.519524	11.747140	37.88%	73,318
2008	14.439213	8.519524	-41.00%	93,542
2007	13.767875	14.439213	4.88%	103,441
2006	11.857869	13.767875	16.11%	118,216
2005	10.515171	11.857869	12.77%	131,014
2004	8.944883	10.515171	17.56%	175,911
2003	6.339745	8.944883	41.09%	198,282
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.154625	1.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.544448	15.615420	15.29%	55,858
2011	13.731396	13.544448	-1.36%	65,639
2010	11.988148	13.731396	14.54%	78,597
2009	9.472790	11.988148	26.55%	111,537
2008	15.606456	9.472790	-39.30%	129,668
2007	15.150935	15.606456	3.01%	194,592
2006	13.351587	15.150935	13.48%	217,007
2005	12.770576	13.351587	4.55%	229,428
2004	11.826595	12.770576	7.98%	263,107
2003	9.460540	11.826595	25.01%	269,022

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.503968	11.061742	16.39%	7,311
2011	9.851723	9.503968	-3.53%	7,968
2010	8.092326	9.851723	21.74%	8,830
2009	5.979109	8.092326	35.34%	1,114
2008	9.749103	5.979109	-38.67%	2,396
2007	10.004288	9.749103	-2.55%	5,554
2006*	10.000000	10.004288	0.04%	738
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.540903	13.018453	3.81%	0
2011	11.725233	12.540903	6.96%	0
2010	10.867188	11.725233	7.90%	0
2009*	10.000000	10.867188	8.67%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.318862	11.807707	4.32%	3,985
2011	11.358857	11.318862	-0.35%	8,189
2010	10.946630	11.358857	3.77%	10,200
2009*	10.000000	10.946630	9.47%	2,661
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.478993	14.833985	29.23%	3,992
2011	10.541009	11.478993	8.90%	2,102
2010*	10.000000	10.541009	5.41%	1,435
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.426292	12.335750	7.96%	3,910
2011	10.963069	11.426292	4.23%	3,910
2010	10.372014	10.963069	5.70%	3,910
2009	9.589082	10.372014	8.16%	3,910
2008	10.824988	9.589082	-11.42%	3,910
2007	10.406425	10.824988	4.02%	4,018
2006*	10.000000	10.406425	4.06%	3,910
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	40.109303	46.673255	16.37%	469
2011	37.985266	40.109303	5.59%	481
2010	35.085823	37.985266	8.26%	877
2009	27.314305	35.085823	28.45%	894
2008	32.565389	27.314305	-16.12%	1,388
2007	30.989172	32.565389	5.09%	2,947
2006	28.348378	30.989172	9.32%	3,576
2005	25.599081	28.348378	10.74%	3,721
2004	23.577028	25.599081	8.58%	3,795
2003	18.691227	23.577028	26.14%	4,886

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	40.857991	52.319526	28.05%	1,530
2011	55.770790	40.857991	-26.74%	1,564
2010	44.570461	55.770790	25.13%	1,997
2009	21.193516	44.570461	110.30%	2,302
2008	61.000464	21.193516	-65.26%	2,407
2007	44.936453	61.000464	35.75%	2,897
2006	32.653846	44.936453	37.61%	2,931
2005	25.075792	32.653846	30.22%	3,192
2004	20.191153	25.075792	24.19%	3,409
2003	13.274041	20.191153	52.11%	5,489
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	44.081324	44.957225	1.99%	11,245
2011	53.481851	44.081324	-17.58%	8,929
2010	41.949101	53.481851	27.49%	9,363
2009	26.992877	41.949101	55.41%	9,363
2008	50.790086	26.992877	-46.85%	9,363
2007	35.422343	50.790086	43.38%	9,363
2006	28.841712	35.422343	22.82%	9,703
2005	19.275174	28.841712	49.63%	9,703
2004	15.728084	19.275174	22.55%	12,483
2003	11.011517	15.728084	42.83%	17,636
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.636684	-3.63%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	10.780406	12.365739	14.71%	0
2011	11.728373	10.780406	-8.08%	0
2010	10.582440	11.728373	10.83%	0
2009	8.442580	10.582440	25.35%	0
2008	13.774088	8.442580	-38.71%	0
2007	12.699717	13.774088	8.46%	0
2006	11.323811	12.699717	12.15%	0
2005	10.555138	11.323811	7.28%	0
2004	9.756507	10.555138	8.19%	0
2003	7.327517	9.756507	33.15%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.398932	16.386239	6.41%	5,715
2011	16.361321	15.398932	-5.88%	5,899
2010	13.082528	16.361321	25.06%	5,600
2009*	10.000000	13.082528	30.83%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.852762	18.498293	16.69%	288
2011	17.612263	15.852762	-9.99%	288
2010	14.124597	17.612263	24.69%	553
2009	10.051813	14.124597	40.52%	288
2008	15.882881	10.051813	-36.71%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.792695	14.588701	5.77%	7,579
2011	12.530438	13.792695	10.07%	23,917
2010	12.101716	12.530438	3.54%	9,284
2009	11.147327	12.101716	8.56%	8,370
2008	11.499777	11.147327	-3.06%	6,755
2007	10.663455	11.499777	7.84%	8,435
2006	10.656245	10.663455	0.07%	15,917
2005	10.651623	10.656245	0.04%	11,617
2004	10.219974	10.651623	4.22%	37,241
2003*	10.000000	10.219974	2.20%	4,292
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.028629	14.724874	13.02%	23,118
2011	12.827425	13.028629	1.57%	28,300
2010	11.408680	12.827425	12.44%	30,944
2009	9.807567	11.408680	16.33%	45,614
2008	15.221926	9.807567	-35.57%	53,486
2007	15.465441	15.221926	-1.57%	85,632
2006	13.409003	15.465441	15.34%	104,170
2005	13.010107	13.409003	3.07%	119,042
2004	11.689405	13.010107	11.30%	139,183
2003	9.174309	11.689405	27.41%	153,220
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.644325	13.341970	14.58%	1,154
2011	11.903854	11.644325	-2.18%	2,074
2010	10.133858	11.903854	17.47%	2,199
2009	7.917341	10.133858	28.00%	3,324
2008	10.625020	7.917341	-25.48%	3,443
2007	11.042287	10.625020	-3.78%	5,026
2006*	10.000000	11.042287	10.42%	317
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.371587	13.400106	8.31%	8,801
2011	13.034055	12.371587	-5.08%	12,232
2010	12.055694	13.034055	8.12%	6,667
2009*	10.000000	12.055694	20.56%	5,957

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.836151	16.913468	14.00%	2,404
2011	14.977337	14.836151	-0.94%	2,542
2010	12.084235	14.977337	23.94%	5,945
2009	9.812538	12.084235	23.15%	8,252
2008	14.420003	9.812538	-31.95%	8,886
2007	14.737340	14.420003	-2.15%	11,155
2006	13.076669	14.737340	12.70%	15,757
2005	12.379750	13.076669	5.63%	15,887
2004	10.311541	12.379750	20.06%	14,978
2003	7.597901	10.311541	35.72%	18,898
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.080282	12.220595	10.29%	9,117
2011	11.148183	11.080282	-0.61%	9,279
2010	9.857382	11.148183	13.09%	9,454
2009	7.481911	9.857382	31.75%	10,661
2008	11.583691	7.481911	-35.41%	13,291
2007	10.911525	11.583691	6.16%	19,520
2006	10.143929	10.911525	7.57%	23,427
2005	9.938626	10.143929	2.07%	26,874
2004	9.499959	9.938626	4.62%	37,856
2003	7.654150	9.499959	24.12%	43,037
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	12.816278	14.610282	14.00%	40,231
2011	12.771239	12.816278	0.35%	50,169
2010	11.290301	12.771239	13.12%	61,708
2009	9.072925	11.290301	24.44%	86,327
2008	14.654133	9.072925	-38.09%	102,835
2007	14.135644	14.654133	3.67%	144,152
2006	12.424711	14.135644	13.77%	177,641
2005	12.048127	12.424711	3.13%	210,711
2004	11.055229	12.048127	8.98%	307,473
2003	8.743455	11.055229	26.44%	324,355
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.305480	16.647779	8.77%	11,589
2011	14.253495	15.305480	7.38%	12,594
2010	12.548318	14.253495	13.59%	22,933
2009	10.394501	12.548318	20.72%	29,448
2008	14.979668	10.394501	-30.61%	31,554
2007	14.196462	14.979668	5.52%	41,463
2006	12.373260	14.196462	14.74%	51,550
2005	12.034289	12.373260	2.82%	54,291
2004	11.630648	12.034289	3.47%	57,638
2003	9.744716	11.630648	19.35%	61,809

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.877601	17.159280	8.07%	21,214
2011	15.760573	15.877601	0.74%	24,160
2010	14.746442	15.760573	6.88%	28,553
2009	12.430716	14.746442	18.63%	38,557
2008	13.612057	12.430716	-8.68%	48,292
2007	13.114438	13.612057	3.79%	95,755
2006	12.782592	13.114438	2.60%	182,948
2005	12.810509	12.782592	-0.22%	203,047
2004	12.551247	12.810509	2.07%	192,177
2003	12.176693	12.551247	3.08%	228,723
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.058581	12.165146	10.01%	5,130
2011	11.258606	11.058581	-1.78%	2,403
2010	10.138614	11.258606	11.05%	501
2009	8.290592	10.138614	22.29%	2,399
2008	11.234050	8.290592	-26.20%	2,850
2007	10.498392	11.234050	7.01%	2,476
2006*	10.000000	10.498392	4.98%	4,329
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.541446	11.752283	11.49%	11,817
2011	10.823369	10.541446	-2.60%	11,817
2010	9.594872	10.823369	12.80%	12,054
2009	7.564266	9.594872	26.84%	9,142
2008	11.412998	7.564266	-33.72%	9,142
2007	10.518347	11.412998	8.51%	10,719
2006*	10.000000	10.518347	5.18%	397
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.979832	11.351677	13.75%	0
2011	10.412239	9.979832	-4.15%	0
2010	9.112684	10.412239	14.26%	0
2009	7.040431	9.112684	29.43%	0
2008	11.542938	7.040431	-39.01%	0
2007	10.538472	11.542938	9.53%	0
2006*	10.000000	10.538472	5.38%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.610780	9.914446	3.16%	4,989
2011	10.291995	9.610780	-6.62%	5,311
2010	8.768775	10.291995	17.37%	7,032
2009	6.032463	8.768775	45.36%	7,103
2008	13.432461	6.032463	-55.09%	8,660
2007	9.364090	13.432461	43.45%	9,835
2006*	10.000000	9.364090	-6.36%	8,450

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.196678	16.386659	15.43%	60,976
2011	14.289703	14.196678	-0.65%	70,822
2010	12.605268	14.289703	13.36%	95,521
2009	9.841661	12.605268	28.08%	124,192
2008	17.439229	9.841661	-43.57%	147,616
2007	17.458770	17.439229	-0.11%	203,636
2006	14.760062	17.458770	18.28%	253,591
2005	14.168390	14.760062	4.18%	291,200
2004	12.914155	14.168390	9.71%	308,691
2003	10.068066	12.914155	28.27%	304,579
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.249518	13.820322	12.82%	81,783
2011	12.418141	12.249518	-1.36%	93,486
2010	10.162366	12.418141	22.20%	100,726
2009	8.050949	10.162366	26.23%	110,147
2008	15.490725	8.050949	-48.03%	133,289
2007	12.396773	15.490725	24.96%	168,680
2006	11.791270	12.396773	5.14%	197,894
2005	11.327678	11.791270	4.09%	218,642
2004	11.136737	11.327678	1.71%	258,859
2003	8.514851	11.136737	30.79%	265,185
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.675392	15.381936	12.48%	9,933
2011	13.358714	13.675392	2.37%	15,234
2010	11.918726	13.358714	12.08%	19,049
2009	8.416032	11.918726	41.62%	29,354
2008	11.402019	8.416032	-26.19%	35,830
2007	11.277015	11.402019	1.11%	43,524
2006	10.297247	11.277015	9.51%	62,482
2005	10.196357	10.297247	0.99%	70,370
2004	9.456304	10.196357	7.83%	79,724
2003	7.560980	9.456304	25.07%	83,063
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.758335	13.214471	12.38%	13,741
2011	11.478372	11.758335	2.44%	8,160
2010	10.252397	11.478372	11.96%	9,969
2009	7.231511	10.252397	41.77%	10,052
2008	9.786127	7.231511	-26.10%	10,393
2007*	10.000000	9.786127	-2.14%	10,618

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.390631	13.950172	4.18%	6,256
2011	12.679944	13.390631	5.60%	7,071
2010	11.954949	12.679944	6.06%	7,240
2009	10.492401	11.954949	13.94%	8,694
2008	11.020864	10.492401	-4.80%	6,035
2007	10.737396	11.020864	2.64%	16,095
2006	10.451062	10.737396	2.74%	24,735
2005	10.393570	10.451062	0.55%	14,028
2004	10.114979	10.393570	2.75%	8,783
2003*	10.000000	10.114979	1.15%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.257797	11.593896	13.03%	8,440
2011	11.663733	10.257797	-12.05%	11,058
2010	9.200402	11.663733	26.77%	10,641
2009	6.671050	9.200402	37.92%	11,788
2008	11.196312	6.671050	-40.42%	8,123
2007	9.843302	11.196312	13.75%	11,983
2006*	10.000000	9.843302	-1.57%	7,740
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.820436	15.221616	18.73%	7,867
2011	15.724428	12.820436	-18.47%	7,879
2010	14.128098	15.724428	11.30%	7,892
2009	11.344108	14.128098	24.54%	8,150
2008	20.517005	11.344108	-44.71%	9,359
2007	17.772964	20.517005	15.44%	10,767
2006	15.297418	17.772964	16.18%	14,175
2005	13.053223	15.297418	17.19%	23,735
2004	11.676982	13.053223	11.79%	25,022
2003	8.278081	11.676982	41.06%	30,889
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.950190	14.203506	18.86%	8,506
2011	14.670234	11.950190	-18.54%	8,500
2010	13.178908	14.670234	11.32%	24,151
2009	10.577575	13.178908	24.59%	26,234
2008	19.135070	10.577575	-44.72%	25,764
2007	16.573237	19.135070	15.46%	16,361
2006	14.264458	16.573237	16.19%	27,822
2005	12.176620	14.264458	17.15%	26,578
2004	10.891962	12.176620	11.79%	26,559
2004	7.718997	10.891962	41.11%	20,289
2003*	10.000000	7.718997	-22.81%	9,133

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.008694	16.285665	25.19%	112
2011	14.488426	13.008694	-10.21%	873
2010	11.631741	14.488426	24.56%	873
2009	7.502620	11.631741	55.04%	1,422
2008	15.601198	7.502620	-51.91%	1,183
2007	15.000119	15.601198	4.01%	4,803
2006	13.105208	15.000119	14.46%	8,214
2005	12.972801	13.105208	1.02%	9,605
2004	11.554180	12.972801	12.28%	8,538
2003	7.433831	11.554180	55.43%	4,599
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.754372	13.042512	10.96%	10,555
2011	11.655097	11.754372	0.85%	16,068
2010	10.501643	11.655097	10.98%	17,079
2009	7.862729	10.501643	33.56%	20,308
2008	11.347958	7.862729	-30.71%	10,176
2007	11.104529	11.347958	2.19%	12,216
2006*	10.000000	11.104529	11.05%	2,264
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.801171	11.428966	16.61%	3,001
2011	10.338907	9.801171	-5.20%	4,481
2010	8.185954	10.338907	26.30%	4,524
2009	6.434554	8.185954	27.22%	3,170
2008	9.752789	6.434554	-34.02%	3,180
2007	10.143557	9.752789	-3.85%	10,465
2006*	10.000000	10.143557	1.44%	4,265
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.904117	10.114985	13.60%	0
2011	9.181002	8.904117	-3.02%	0
2010	8.453884	9.181002	8.60%	0
2009	6.589253	8.453884	28.30%	1,414
2008*	10.000000	6.589253	-34.11%	1,416
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.271464	11.448108	11.46%	501
2011	12.393116	10.271464	-17.12%	501
2010	10.706574	12.393116	15.75%	12,318
2009	6.296301	10.706574	70.05%	12,507
2008	13.506531	6.296301	-53.38%	1,240
2007	10.655440	13.506531	26.76%	2,708
2006*	10.000000	10.655440	6.55%	1,740

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.190757	10.709514	16.52%	3,500
2011	10.446027	9.190757	-12.02%	3,500
2010	9.782597	10.446027	6.78%	3,538
2009	7.238892	9.782597	35.14%	2,890
2008	12.329457	7.238892	-41.29%	2,905
2007	10.843323	12.329457	13.71%	1,839
2006*	10.000000	10.843323	8.43%	1,219
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.361112	17.408924	13.33%	947
2011	15.725011	15.361112	-2.31%	1,033
2010	13.957379	15.725011	12.66%	697
2009	11.938945	13.957379	16.91%	1,985
2008	11.412418	11.938945	4.61%	1,909
2007	10.435795	11.412418	9.36%	0
2006*	10.000000	10.435795	4.36%	528
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	10.454503	11.676881	11.69%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.727018	-2.73%	2,890
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.783511	24.396615	17.38%	4,014
2011	22.737900	20.783511	-8.60%	4,836
2010	21.241206	22.737900	7.05%	2,192
2009	17.245268	21.241206	23.17%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.668397	10.575148	22.00%	57,317
2011	9.456593	8.668397	-8.33%	66,645
2010	9.016324	9.456593	4.88%	84,262
2009	6.268928	9.016324	43.83%	96,324
2008	11.428589	6.268928	-45.15%	108,681
2007	8.492349	11.428589	34.58%	140,679
2006	7.901043	8.492349	7.48%	172,490
2005	7.126209	7.901043	10.87%	208,550
2004	6.132757	7.126209	16.20%	221,558
2003	5.178331	6.132757	18.43%	275,766

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.383012	5.143812	17.36%	17,041
2011	4.871385	4.383012	-10.03%	12,535
2010	3.975587	4.871385	22.53%	17,775
2009	2.572472	3.975587	54.54%	21,233
2008	4.661468	2.572472	-44.81%	45,017
2007	3.888995	4.661468	19.86%	63,609
2006	3.661446	3.888995	6.21%	84,827
2005	3.332166	3.661446	9.88%	103,842
2004	3.363865	3.332166	-0.94%	118,417
2003	2.331479	3.363865	44.28%	165,029
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.238620	12.528714	11.48%	33,762
2011	16.862684	11.238620	-33.35%	27,007
2010	13.693467	16.862684	23.14%	32,035
2009	7.763332	13.693467	76.39%	41,081
2008	16.499263	7.763332	-52.95%	45,462
2007	13.085427	16.499263	26.09%	88,062
2006	9.059618	13.085427	44.44%	115,136
2005	6.970674	9.059618	29.97%	140,432
2004	5.962587	6.970674	16.91%	154,178
2003	4.499478	5.962587	32.52%	213,081
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.272624	16.922628	18.57%	3,092
2011	14.183043	14.272624	0.63%	2,346
2010	11.663313	14.183043	21.60%	2,346
2009	9.345851	11.663313	24.80%	4,199
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.082318	14.932191	14.14%	3,791
2011	13.343369	13.082318	-1.96%	6,408
2010	12.180267	13.343369	9.55%	6,432
2009	10.098507	12.180267	20.61%	8,897
2008	15.243699	10.098507	-33.75%	5,430
2007	14.384752	15.243699	5.97%	5,055
2006	12.118222	14.384752	18.70%	2,400
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.386610	11.860324	14.19%	0
2011	10.735263	10.386610	-3.25%	0
2010*	10.000000	10.735263	7.35%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.532835	8.459946	12.31%	19,352
2011	7.700493	7.532835	-2.18%	20,229
2010	6.555835	7.700493	17.46%	20,517
2009	4.986558	6.555835	31.47%	26,367
2008	8.259649	4.986558	-39.63%	27,455
2007	7.015054	8.259649	17.74%	27,484
2006	6.707862	7.015054	4.58%	27,907
2005	6.394073	6.707862	4.91%	30,647
2004	6.001871	6.394073	6.53%	33,639
2003	4.590315	6.001871	30.75%	33,720
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.782052	15.565286	12.94%	69,269
2011	13.901600	13.782052	-0.86%	81,811
2010	12.438437	13.901600	11.76%	100,642
2009*	10.000000	12.438437	24.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.078216	11.486841	13.98%	10,148
2011	10.137186	10.078216	-0.58%	10,580
2010	9.187384	10.137186	10.34%	11,116
2009	7.557697	9.187384	21.56%	11,116
2008	10.926297	7.557697	-30.83%	10,148
2007	10.451726	10.926297	4.54%	12,086
2006*	10.000000	10.451726	4.52%	10,148
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.284076	11.666419	3.39%	3,983
2011	10.835256	11.284076	4.14%	3,983
2010	10.378523	10.835256	4.40%	3,983
2009	9.395078	10.378523	10.47%	8,403
2008	10.582931	9.395078	-11.22%	3,898
2007	10.433824	10.582931	1.43%	366
2006*	10.000000	10.433824	4.34%	3,990
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.982671	12.004302	20.25%	4,007
2011	11.174715	9.982671	-10.67%	4,007
2010	10.192912	11.174715	9.63%	4,007
2009	7.307804	10.192912	39.48%	6,244
2008	12.090799	7.307804	-39.56%	748
2007	10.734006	12.090799	12.64%	832
2006*	10.000000	10.734006	7.34%	1,879

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.284769	10.736608	15.64%	15,102
2011	9.889514	9.284769	-6.12%	21,670
2010	8.494561	9.889514	16.42%	22,937
2009	6.213995	8.494561	36.70%	21,966
2008	11.308815	6.213995	-45.05%	18,409
2007	10.261053	11.308815	10.21%	18,054
2006*	10.000000	10.261053	2.61%	16,810
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.095662	9.334537	15.30%	524
2011	8.406630	8.095662	-3.70%	524
2010	7.690526	8.406630	9.31%	524
2009	5.974146	7.690526	28.73%	6,651
2008	9.792857	5.974146	-38.99%	5,676
2007*	10.000000	9.792857	-2.07%	2,142
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.779774	18.933351	12.83%	3,988
2011	16.408272	16.779774	2.26%	6,323
2010	14.721522	16.408272	11.46%	18,284
2009	10.236784	14.721522	43.81%	26,744
2008	14.432295	10.236784	-29.07%	27,548
2007	14.207908	14.432295	1.58%	33,297
2006	13.040874	14.207908	8.95%	37,549
2005	12.931102	13.040874	0.85%	42,260
2004	11.924059	12.931102	8.45%	50,202
2003	9.900524	11.924059	20.44%	66,674
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.418047	15.160187	12.98%	2,143
2011	13.122323	13.418047	2.25%	5,187
2010	11.772757	13.122323	11.46%	8,761
2009	8.181762	11.772757	43.89%	10,350
2008	11.552447	8.181762	-29.18%	7,556
2007	11.369143	11.552447	1.61%	11,372
2006	10.435727	11.369143	8.94%	15,434
2005*	10.000000	10.435727	4.36%	10,603
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.316625	13.204640	16.68%	13,609
2011	11.762107	11.316625	-3.79%	16,202
2010	10.314299	11.762107	14.04%	27,613
2009	8.145827	10.314299	26.62%	30,154
2008	13.125312	8.145827	-37.94%	31,898
2007	13.628411	13.125312	-3.69%	54,180
2006	11.936752	13.628411	14.17%	89,440
2005	11.624315	11.936752	2.69%	98,139
2004	10.043723	11.624315	15.74%	91,958
2003	7.757941	10.043723	29.46%	64,077

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.662684	8.826188	15.18%	32,590
2011	8.801821	7.662684	-12.94%	33,055
2010	7.729430	8.801821	13.87%	34,174
2009	5.130170	7.729430	50.67%	49,406
2008*	10.000000	5.130170	-48.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.199592	10.103238	9.82%	1,300
2011	9.646129	9.199592	-4.63%	1,300
2010	7.924306	9.646129	21.73%	1,300
2009	6.116244	7.924306	29.56%	0
2008*	10.000000	6.116244	-38.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.168679	10.058850	9.71%	0
2011	9.622260	9.168679	-4.71%	0
2010	7.905921	9.622260	21.71%	0
2009	6.114345	7.905921	29.30%	0
2008*	10.000000	6.114345	-38.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.436374	9.651801	14.41%	0
2011	9.148112	8.436374	-7.78%	0
2010	8.079041	9.148112	13.23%	0
2009	6.348539	8.079041	27.26%	0
2008*	10.000000	6.348539	-36.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.864594	10.790994	9.39%	0
2011	10.151038	9.864594	-2.82%	0
2010	9.334244	10.151038	8.75%	0
2009	7.908776	9.334244	18.02%	0
2008*	10.000000	7.908776	-20.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.255266	10.359815	11.93%	0
2011	9.731444	9.255266	-4.89%	0
2010	8.790510	9.731444	10.70%	0
2009	7.187575	8.790510	22.30%	0
2008*	10.000000	7.187575	-28.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.596201	11.219522	5.88%	8,595
2011	10.607527	10.596201	-0.11%	8,818
2010	10.083319	10.607527	5.20%	12,133
2009	9.057536	10.083319	11.33%	4,609
2008*	10.000000	9.057536	-9.42%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.564729	10.586292	10.68%	533
2011	9.941983	9.564729	-3.79%	533
2010	9.062813	9.941983	9.70%	6,196
2009	7.544912	9.062813	20.12%	0
2008*	10.000000	7.544912	-24.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.918301	10.065473	12.86%	0
2011	9.497527	8.918301	-6.10%	0
2010	8.509389	9.497527	11.61%	0
2009	6.824993	8.509389	24.68%	0
2008*	10.000000	6.824993	-31.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.136240	10.986603	8.39%	0
2011	10.318164	10.136240	-1.76%	0
2010	9.607347	10.318164	7.40%	0
2009	8.288260	9.607347	15.92%	0
2008*	10.000000	8.288260	-17.12%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.681023	12.397493	6.13%	8,151
2011	11.124752	11.681023	5.00%	0
2010	10.549709	11.124752	5.45%	0
2009	9.845494	10.549709	7.15%	0
2008*	10.000000	9.845494	-1.55%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.540931	13.231603	5.51%	507
2011	12.005371	12.540931	4.46%	569
2010	11.273445	12.005371	6.49%	569
2009	9.829489	11.273445	14.69%	507
2008*	10.000000	9.829489	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.360919	22.353257	15.46%	123
2011	25.320932	19.360919	-23.54%	123
2010	22.127024	25.320932	14.43%	123
2009	13.755036	22.127024	60.86%	123
2008	33.063004	13.755036	-58.40%	123
2007	23.058810	33.063004	43.39%	123
2006	17.121952	23.058810	34.67%	136
2005	13.104750	17.121952	30.65%	136
2004	11.018589	13.104750	18.93%	136
2003	6.768606	11.018589	62.79%	136

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.414507	24.728056	15.47%	4,447
2011	28.013014	21.414507	-23.56%	5,295
2010	24.471320	28.013014	14.47%	9,881
2009	15.196467	24.471320	61.03%	10,356
2008	36.586463	15.196467	-58.46%	11,704
2007	25.521530	36.586463	43.36%	14,829
2006	18.960812	25.521530	34.60%	19,492
2005	14.510224	18.960812	30.67%	19,187
2004	12.198995	14.510224	18.95%	11,221
2003	7.495729	12.198995	62.75%	11,325
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.841556	16.080324	1.51%	30,010
2011	14.994272	15.841556	5.65%	43,991
2010	14.527898	14.994272	3.21%	48,346
2009	14.362980	14.527898	1.15%	69,293
2008	13.536704	14.362980	6.10%	101,273
2007	12.825824	13.536704	5.54%	127,623
2006	12.599616	12.825824	1.80%	225,759
2005	12.386709	12.599616	1.72%	238,748
2004	12.178075	12.386709	1.71%	251,682
2003	12.121079	12.178075	0.47%	311,150
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.306277	11.735773	13.87%	1,094
2011	11.595202	10.306277	-11.12%	1,094
2010	10.390629	11.595202	11.59%	0
2009	8.131881	10.390629	27.78%	0
2008	15.304786	8.131881	-46.87%	0
2007	12.221441	15.304786	25.23%	0
2006	9.330986	12.221441	30.98%	0
2005	7.274894	9.330986	28.26%	0
2004	6.467638	7.274894	12.48%	0
2003	4.841394	6.467638	33.59%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.489599	18.771781	13.84%	6,559
2011	18.551749	16.489599	-11.12%	9,748
2010	16.627569	18.551749	11.57%	12,062
2009	13.018102	16.627569	27.73%	13,409
2008	24.493336	13.018102	-46.85%	10,307
2007	19.558384	24.493336	25.23%	49,960
2006	14.934305	19.558384	30.96%	48,775
2005	11.646653	14.934305	28.23%	45,352
2004	10.339912	11.646653	12.64%	6,142
2003	7.756602	10.339912	33.30%	2,700

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.540827	8.780151	16.43%	178
2011	8.784189	7.540827	-14.15%	178
2010	8.303543	8.784189	5.79%	922
2009	6.554722	8.303543	26.68%	566
2008	11.693487	6.554722	-43.95%	207
2007	10.853520	11.693487	7.74%	2,424
2006*	10.000000	10.853520	8.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.748966	14.554321	14.16%	18,727
2011	13.472382	12.748966	-5.37%	18,727
2010	11.931917	13.472382	12.91%	41,602
2009	9.522873	11.931917	25.30%	41,602
2008	15.308184	9.522873	-37.79%	41,602
2007	14.668581	15.308184	4.36%	45,343
2006	12.741978	14.668581	15.12%	53,832
2005	11.984875	12.741978	6.32%	58,943
2004	10.670649	11.984875	12.32%	72,009
2003	8.215054	10.670649	29.89%	68,174
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.386680	13.345609	7.74%	0
2011	12.464635	12.386680	-0.63%	0
2010	11.523426	12.464635	8.17%	0
2009*	10.000000	11.523426	15.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.010184	14.384375	10.56%	0
2011	13.332645	13.010184	-2.42%	0
2010	12.082047	13.332645	10.35%	0
2009*	10.000000	12.082047	20.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.614655	13.068055	3.59%	25,016
2011	12.441672	12.614655	1.39%	37,077
2010	11.928224	12.441672	4.30%	50,283
2009	11.101361	11.928224	7.45%	40,774
2008	11.992742	11.101361	-7.43%	17,303
2007	11.554601	11.992742	3.79%	8,575
2006	11.049006	11.554601	4.58%	8,329
2005	10.857746	11.049006	1.76%	17,007
2004	10.533052	10.857746	3.08%	268,515
2003	9.909899	10.533052	6.29%	277,581

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.006607	14.196190	9.15%	25,318
2011	13.209596	13.006607	-1.54%	26,170
2010	12.091079	13.209596	9.25%	26,412
2009	10.303566	12.091079	17.35%	37,885
2008	13.619819	10.303566	-24.35%	33,713
2007	13.087664	13.619819	4.07%	82,390
2006	11.931793	13.087664	9.69%	96,866
2005	11.498473	11.931793	3.77%	104,393
2004	10.657265	11.498473	7.89%	778,340
2003	9.012363	10.657265	18.25%	725,544
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.023413	14.592735	12.05%	10,205
2011	13.508611	13.023413	-3.59%	14,491
2010	12.154289	13.508611	11.14%	19,305
2009	9.919721	12.154289	22.53%	33,100
2008	14.678830	9.919721	-32.42%	60,520
2007	14.040065	14.678830	4.55%	75,822
2006	12.443859	14.040065	12.83%	108,900
2005	11.798411	12.443859	5.47%	127,805
2004	10.685816	11.798411	10.41%	458,275
2003	8.566085	10.685816	24.75%	396,256
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.070731	13.909287	6.42%	5,348
2011	13.001188	13.070731	0.53%	2,435
2010	12.163228	13.001188	6.89%	3,182
2009	10.778891	12.163228	12.84%	8,125
2008	12.880912	10.778891	-16.32%	7,378
2007	12.354247	12.880912	4.26%	26,719
2006	11.567555	12.354247	6.80%	28,606
2005	11.239043	11.567555	2.92%	32,148
2004	10.647898	11.239043	5.55%	515,963
2003	9.507569	10.647898	11.99%	516,547
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.343510	15.598716	16.90%	152,670
2011	13.855790	13.343510	-3.70%	177,417
2010	12.928952	13.855790	7.17%	210,481
2009*	10.000000	12.928952	29.29%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	25.844457	29.903839	15.71%	9,539
2011	26.922228	25.844457	-4.00%	12,810
2010	21.657282	26.922228	24.31%	16,125
2009	16.077655	21.657282	34.70%	22,958
2008	25.690552	16.077655	-37.42%	31,366
2007	24.250660	25.690552	5.94%	41,184
2006	22.403405	24.250660	8.25%	51,380
2005	20.288824	22.403405	10.42%	65,115
2004	17.797782	20.288824	14.00%	68,667
2003	13.418734	17.797782	32.63%	72,276
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.251291	11.082065	-1.50%	60,888
2011	11.422145	11.251291	-1.50%	71,058
2010	11.596067	11.422145	-1.50%	66,808
2009	11.767718	11.596067	-1.46%	127,176
2008	11.706507	11.767718	0.52%	240,304
2007	11.342165	11.706507	3.21%	270,736
2006	11.015384	11.342165	2.97%	218,991
2005	10.892063	11.015384	1.13%	203,272
2004	10.968931	10.892063	-0.70%	520,256
2003	11.066732	10.968931	-0.88%	662,052
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	16.202156	17.913443	10.56%	36,211
2011	15.583700	16.202156	3.97%	35,084
2010	14.306279	15.583700	8.93%	40,178
2009	11.677180	14.306279	22.51%	43,096
2008	14.333485	11.677180	-18.53%	46,301
2007	13.909639	14.333485	3.05%	59,304
2006	13.469205	13.909639	3.27%	69,876
2005	13.382009	13.469205	0.65%	78,459
2004	12.752538	13.382009	4.94%	137,242
2003	11.547565	12.752538	10.43%	142,847
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.193431	9.343704	14.04%	54,115
2011	9.177625	8.193431	-10.72%	57,847
2010	8.170431	9.177625	12.33%	66,249
2009	6.078619	8.170431	34.41%	70,427
2008*	10.000000	6.078619	-39.21%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.887386	14.881438	15.47%	1,584
2011	15.596616	12.887386	-17.37%	2,423
2010	14.921868	15.596616	4.52%	4,390
2009	11.667697	14.921868	27.89%	7,575
2008	22.072817	11.667697	-47.14%	10,209
2007	21.772574	22.072817	1.38%	18,853
2006	18.007172	21.772574	20.91%	23,644
2005	16.314137	18.007172	10.38%	25,090
2004	13.772107	16.314137	18.46%	14,873
2003*	10.000000	13.772107	37.72%	4,287
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.764236	10.044301	14.61%	8,329
2011	9.163741	8.764236	-4.36%	12,618
2010	8.054001	9.163741	13.78%	16,189
2009	6.300524	8.054001	27.83%	0
2008*	10.000000	6.300524	-36.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.656095	11.204849	16.04%	6,725
2011	10.409772	9.656095	-7.24%	4,658
2010*	10.000000	10.409772	4.10%	4,873
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.102602	9.384732	15.82%	0
2011	8.759418	8.102602	-7.50%	0
2010	7.887411	8.759418	11.06%	0
2009	6.284757	7.887411	25.50%	0
2008*	10.000000	6.284757	-37.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.172945	10.381617	13.18%	64,735
2011	9.723625	9.172945	-5.66%	73,471
2010	7.783988	9.723625	24.92%	91,650
2009	6.216511	7.783988	25.21%	115,049
2008*	10.000000	6.216511	-37.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.747754	11.170595	14.60%	31,986
2011	10.131081	9.747754	-3.78%	34,017
2010	8.597378	10.131081	17.84%	44,419
2009	6.689909	8.597378	28.51%	55,927
2008*	10.000000	6.689909	-33.10%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.396958	14.968726	11.73%	3,005
2011	13.689306	13.396958	-2.14%	3,802
2010	11.078364	13.689306	23.57%	4,803
2009	8.823919	11.078364	25.55%	8,558
2008	16.719936	8.823919	-47.23%	12,474
2007	15.467798	16.719936	8.10%	14,130
2006	15.214808	15.467798	1.66%	19,639
2005	14.289660	15.214808	6.47%	26,859
2004	12.791193	14.289660	11.71%	46,279
2003	9.671672	12.791193	32.25%	49,920
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	30.125817	35.739678	18.63%	14,037
2011	32.217265	30.125817	-6.49%	15,255
2010	25.834325	32.217265	24.71%	18,679
2009	20.780205	25.834325	24.32%	25,143
2008	31.094922	20.780205	-33.17%	29,648
2007	33.908952	31.094922	-8.30%	39,507
2006	29.348465	33.908952	15.54%	48,731
2005	28.905822	29.348465	1.53%	59,866
2004	25.018122	28.905822	15.54%	65,279
2003	16.192394	25.018122	54.51%	69,235
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	25.585480	29.107609	13.77%	12,285
2011	27.503258	25.585480	-6.97%	16,705
2010	22.280410	27.503258	23.44%	19,418
2009	16.792408	22.280410	32.68%	23,557
2008	27.581842	16.792408	-39.12%	33,903
2007	27.419590	27.581842	0.59%	49,792
2006	24.845062	27.419590	10.36%	65,387
2005	22.456273	24.845062	10.64%	72,744
2004	19.154484	22.456273	17.24%	76,373
2003	13.790055	19.154484	38.90%	86,664
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.666244	13.124213	12.50%	17,476
2011	11.781243	11.666244	-0.98%	22,472
2010	10.542591	11.781243	11.75%	22,565
2009	8.488044	10.542591	24.21%	33,193
2008	14.744782	8.488044	-42.43%	38,391
2007	13.838380	14.744782	6.55%	47,703
2006	12.363615	13.838380	11.93%	66,988
2005	11.682001	12.363615	5.83%	73,750
2004	10.806133	11.682001	8.11%	79,410
2003	8.603482	10.806133	25.60%	101,981

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.690417	11.051541	14.05%	55,330
2011	9.237175	9.690417	4.91%	60,635
2010	7.203521	9.237175	28.23%	71,145
2009	5.589702	7.203521	28.87%	82,438
2008*	10.000000	5.589702	-44.10%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.454338	10.659964	1.97%	0
2011	10.477107	10.454338	-0.22%	0
2010	10.385334	10.477107	0.88%	0
2009	9.843634	10.385334	5.50%	0
2008*	10.000000	9.843634	-1.56%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.659822	13.731408	17.77%	0
2011	13.516785	11.659822	-13.74%	0
2010	12.903630	13.516785	4.75%	0
2009*	10.000000	12.903630	29.04%	662
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.244547	10.555181	3.03%	496
2011	10.370178	10.244547	-1.21%	675
2010	9.999600	10.370178	3.71%	913
2009	8.958025	9.999600	11.63%	20,425
2008	10.505182	8.958025	-14.73%	20,906
2007	10.180267	10.505182	3.19%	52,524
2006	9.918119	10.180267	2.64%	48,308
2005	9.925486	9.918119	-0.07%	48,598
2004	9.998725	9.925486	-0.73%	56,753
2003*	10.000000	9.998725	-0.01%	6,476
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.479389	12.304206	7.19%	0
2011	11.778758	11.479389	-2.54%	0
2010	9.997385	11.778758	17.82%	0
2009	8.268264	9.997385	20.91%	0
2008	13.868982	8.268264	-40.38%	0
2007	14.009236	13.868982	-1.00%	0
2006	13.512331	14.009236	3.68%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.562667	13.732385	9.31%	0
2011	13.158950	12.562667	-4.53%	0
2010	10.873942	13.158950	21.01%	0
2009	8.399779	10.873942	29.46%	0
2008	14.082459	8.399779	-40.35%	380
2007	13.286513	14.082459	5.99%	380
2006	11.862757	13.286513	12.00%	380
2005	11.270076	11.862757	5.26%	380
2004*	10.000000	11.270076	12.70%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.099927	16.172103	14.70%	10,794
2011	14.159062	14.099927	-0.42%	13,093
2010	11.277175	14.159062	25.56%	18,312
2009	8.633683	11.277175	30.62%	17,712
2008	17.209838	8.633683	-49.83%	22,899
2007	16.432771	17.209838	4.73%	35,473
2006	16.203447	16.432771	1.42%	52,505
2005	14.644219	16.203447	10.65%	64,338
2004	12.412379	14.644219	17.98%	84,939
2003	10.033548	12.412379	23.71%	97,271
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.087785	22.791585	19.40%	10,871
2011	21.124693	19.087785	-9.64%	15,052
2010	18.492103	21.124693	14.24%	22,423
2009	13.438879	18.492103	37.60%	25,252
2008	22.813666	13.438879	-41.09%	33,000
2007	21.782493	22.813666	4.73%	32,863
2006	18.789648	21.782493	15.93%	40,688
2005	16.682960	18.789648	12.63%	42,751
2004	14.209351	16.682960	17.41%	132,405
2003*	10.000000	14.209351	42.09%	105,563
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.944674	14.266961	19.44%	7,971
2011	13.222428	11.944674	-9.66%	13,540
2010	11.575585	13.222428	14.23%	23,020
2009	8.407890	11.575585	37.68%	39,572
2008	14.271766	8.407890	-41.09%	51,579
2007	13.629059	14.271766	4.72%	64,086
2006	11.756121	13.629059	15.93%	80,852
2005	10.440758	11.756121	12.60%	90,824
2004	8.895100	10.440758	17.38%	103,479
2003	6.314040	8.895100	40.88%	127,299
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.151842	1.52%	614
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.274169	15.280495	15.11%	45,263
2011	13.477836	13.274169	-1.51%	50,562
2010	11.784682	13.477836	14.37%	66,418
2009	9.326193	11.784682	26.36%	82,783
2008	15.388393	9.326193	-39.39%	96,109
2007	14.962113	15.388393	2.85%	176,978
2006	13.205210	14.962113	13.30%	213,648
2005	12.649738	13.205210	4.39%	246,718
2004	11.732516	12.649738	7.82%	234,956
2003	9.399555	11.732516	24.82%	257,599

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.422319	10.950001	16.21%	138
2011	9.781928	9.422319	-3.68%	4,119
2010	8.047221	9.781928	21.56%	4,024
2009	5.954845	8.047221	35.14%	4,374
2008	9.724370	5.954845	-38.76%	3,800
2007	9.994196	9.724370	-2.70%	4,452
2006*	10.000000	9.994196	-0.06%	3,631
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.490136	12.945992	3.65%	0
2011	11.695500	12.490136	6.79%	0
2010	10.856139	11.695500	7.73%	0
2009*	10.000000	10.856139	8.56%	820
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.273050	11.741977	4.16%	11,723
2011	11.330057	11.273050	-0.50%	11,907
2010	10.935503	11.330057	3.61%	3,005
2009*	10.000000	10.935503	9.36%	3,005
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.450026	14.774016	29.03%	684
2011	10.530386	11.450026	8.73%	379
2010*	10.000000	10.530386	5.30%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.328212	12.211221	7.79%	188
2011	10.885477	11.328212	4.07%	188
2010	10.314278	10.885477	5.54%	188
2009	9.550224	10.314278	8.00%	188
2008	10.797546	9.550224	-11.55%	188
2007	10.395936	10.797546	3.86%	0
2006*	10.000000	10.395936	3.96%	788
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	39.309176	45.672483	16.19%	542
2011	37.284043	39.309176	5.43%	542
2010	34.490539	37.284043	8.10%	802
2009	26.891737	34.490539	28.26%	853
2008	32.110447	26.891737	-16.25%	950
2007	30.603032	32.110447	4.93%	1,049
2006	28.037652	30.603032	9.15%	5,399
2005	25.356933	28.037652	10.57%	5,763
2004	23.389566	25.356933	8.41%	5,866
2003	18.570832	23.389566	25.95%	6,052

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	40.042554	51.197222	27.86%	6,155
2011	54.740934	40.042554	-26.85%	6,071
2010	43.813936	54.740934	24.94%	6,087
2009	20.865450	43.813936	109.98%	6,099
2008	60.148122	20.865450	-65.31%	6,099
2007	44.376351	60.148122	35.54%	6,887
2006	32.295777	44.376351	37.41%	7,019
2005	24.838435	32.295777	30.02%	7,989
2004	20.030473	24.838435	24.00%	8,852
2003	13.188423	20.030473	51.88%	9,929
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	43.201636	43.992884	1.83%	920
2011	52.494310	43.201636	-17.70%	0
2010	41.237130	52.494310	27.30%	0
2009	26.575168	41.237130	55.17%	0
2008	50.080524	26.575168	-46.94%	0
2007	34.980940	50.080524	43.17%	173
2006	28.525563	34.980940	22.63%	173
2005	19.092790	28.525563	49.40%	276
2004	15.602972	19.092790	22.37%	745
2003	10.940542	15.602972	42.62%	3,455
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.626904	-3.73%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	10.577450	12.114443	14.53%	1,308
2011	11.525062	10.577450	-8.22%	1,361
2010	10.414816	11.525062	10.66%	1,420
2009	8.321500	10.414816	25.16%	2,169
2008	13.597276	8.321500	-38.80%	3,289
2007	12.555891	13.597276	8.29%	3,437
2006	11.212563	12.555891	11.98%	3,538
2005	10.467304	11.212563	7.12%	4,494
2004	9.690056	10.467304	8.02%	4,685
2003	7.288675	9.690056	32.95%	7,541
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.336646	16.295076	6.25%	552
2011	16.319922	15.336646	-6.03%	552
2010	13.069260	16.319922	24.87%	552
2009*	10.000000	13.069260	30.69%	1,267

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.775111	18.398317	16.63%	0
2011	17.534886	15.775111	-10.04%	0
2010	14.069675	17.534886	24.63%	0
2009	10.017824	14.069675	40.45%	0
2008	15.837244	10.017824	-36.75%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.732125	14.517248	5.72%	26,554
2011	12.481724	13.732125	10.02%	26,554
2010	12.060795	12.481724	3.49%	26,554
2009	11.115274	12.060795	8.51%	26,554
2008	11.472534	11.115274	-3.11%	26,554
2007	10.643627	11.472534	7.79%	1,220
2006	10.641817	10.643627	0.02%	2,202
2005	10.642589	10.641817	-0.01%	2,202
2004	10.216492	10.642589	4.17%	0
2003*	10.000000	10.216492	2.16%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	12.941263	14.618692	12.96%	91
2011	12.747859	12.941263	1.52%	91
2010	11.343661	12.747859	12.38%	91
2009	9.756634	11.343661	16.27%	91
2008	15.150584	9.756634	-35.60%	2,339
2007	15.400828	15.150584	-1.62%	91
2006	13.359736	15.400828	15.28%	91
2005	12.968874	13.359736	3.01%	472
2004	11.658279	12.968874	11.24%	2,511
2003	9.154526	11.658279	27.35%	6,571
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.610846	13.296843	14.52%	0
2011	11.875646	11.610846	-2.23%	0
2010	10.114983	11.875646	17.41%	0
2009	7.906617	10.114983	27.93%	0
2008	10.616031	7.906617	-25.52%	0
2007	11.038582	10.616031	-3.83%	0
2006*	10.000000	11.038582	10.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.354851	13.375164	8.26%	0
2011	13.023023	12.354851	-5.13%	0
2010	12.051594	13.023023	8.06%	0
2009*	10.000000	12.051594	20.52%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.763549	16.822141	13.94%	0
2011	14.911599	14.763549	-0.99%	0
2010	12.037287	14.911599	23.88%	0
2009	9.779387	12.037287	23.09%	0
2008	14.378592	9.779387	-31.99%	0
2007	14.702514	14.378592	-2.20%	736
2006	13.052374	14.702514	12.64%	736
2005	12.363005	13.052374	5.58%	736
2004	10.302820	12.363005	20.00%	2,194
2003	7.595316	10.302820	35.65%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.006002	12.132491	10.24%	0
2011	11.079069	11.006002	-0.66%	0
2010	9.801238	11.079069	13.04%	0
2009	7.443071	9.801238	31.68%	0
2008	11.529422	7.443071	-35.44%	0
2007	10.865963	11.529422	6.11%	0
2006	10.106683	10.865963	7.51%	0
2005	9.907140	10.106683	2.01%	0
2004	9.474668	9.907140	4.56%	0
2003	7.637651	9.474668	24.05%	337
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	12.730304	14.504898	13.94%	0
2011	12.692005	12.730304	0.30%	637
2010	11.225947	12.692005	13.06%	637
2009	9.025801	11.225947	24.38%	637
2008	14.585446	9.025801	-38.12%	637
2007	14.076570	14.585446	3.62%	637
2006	12.379057	14.076570	13.71%	1,877
2005	12.009933	12.379057	3.07%	1,877
2004	11.025774	12.009933	8.93%	9,993
2003	8.724586	11.025774	26.38%	4,789
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.202910	16.527811	8.71%	0
2011	14.165149	15.202910	7.33%	0
2010	12.476865	14.165149	13.53%	0
2009	10.340571	12.476865	20.66%	0
2008	14.909523	10.340571	-30.64%	0
2007	14.137200	14.909523	5.46%	0
2006	12.327848	14.137200	14.68%	975
2005	11.996198	12.327848	2.76%	975
2004	11.599710	11.996198	3.42%	2,116
2003	9.723715	11.599710	19.29%	3,887

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.775874	17.040665	8.02%	170
2011	15.667536	15.775874	0.69%	830
2010	14.666819	15.667536	6.82%	830
2009	12.369872	14.666819	18.57%	988
2008	13.552311	12.369872	-8.72%	1,193
2007	13.063536	13.552311	3.74%	2,500
2006	12.739427	13.063536	2.54%	2,764
2005	12.773711	12.739427	-0.27%	3,074
2004	12.521545	12.773711	2.01%	3,413
2003	12.154048	12.521545	3.02%	2,315
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.026798	12.123993	9.95%	0
2011	11.231942	11.026798	-1.83%	0
2010	10.119745	11.231942	10.99%	0
2009	8.279353	10.119745	22.23%	0
2008	11.224535	8.279353	-26.24%	0
2007	10.494851	11.224535	6.95%	0
2006*	10.000000	10.494851	4.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.511160	11.712547	11.43%	0
2011	10.797738	10.511160	-2.65%	0
2010	9.577005	10.797738	12.75%	0
2009	7.554008	9.577005	26.78%	0
2008	11.403328	7.554008	-33.76%	0
2007	10.514805	11.403328	8.45%	0
2006*	10.000000	10.514805	5.15%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.951137	11.313272	13.69%	0
2011	10.387560	9.951137	-4.20%	0
2010	9.095709	10.387560	14.20%	0
2009	7.030879	9.095709	29.37%	0
2008	11.533156	7.030879	-39.04%	0
2007	10.534920	11.533156	9.48%	0
2006*	10.000000	10.534920	5.35%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.583106	9.880869	3.11%	0
2011	10.267563	9.583106	-6.67%	0
2010	8.752400	10.267563	17.31%	0
2009	6.024270	8.752400	45.29%	0
2008	13.421070	6.024270	-55.11%	0
2007	9.360928	13.421070	43.37%	0
2006*	10.000000	9.360928	-6.39%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.101524	16.268555	15.37%	4,744
2011	14.201119	14.101524	-0.70%	5,228
2010	12.533482	14.201119	13.31%	5,228
2009	9.790590	12.533482	28.02%	5,759
2008	17.357577	9.790590	-43.59%	8,423
2007	17.385893	17.357577	-0.16%	4,304
2006	14.705887	17.385893	18.22%	17,670
2005	14.123525	14.705887	4.12%	16,664
2004	12.879796	14.123525	9.66%	18,487
2003	10.046372	12.879796	28.20%	19,060
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.167452	13.720761	12.77%	0
2011	12.341186	12.167452	-1.41%	0
2010	10.104505	12.341186	22.14%	0
2009	8.009173	10.104505	26.16%	0
2008	15.418206	8.009173	-48.05%	0
2007	12.345038	15.418206	24.89%	820
2006	11.748014	12.345038	5.08%	1,651
2005	11.291830	11.748014	4.04%	3,284
2004	11.107117	11.291830	1.66%	2,067
2003	8.496503	11.107117	30.73%	12,831
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.583756	15.271100	12.42%	0
2011	13.275911	13.583756	2.32%	0
2010	11.850852	13.275911	12.02%	0
2009	8.372353	11.850852	41.55%	0
2008	11.348609	8.372353	-26.23%	0
2007	11.229923	11.348609	1.06%	0
2006	10.259436	11.229923	9.46%	0
2005	10.164065	10.259436	0.94%	0
2004	9.431127	10.164065	7.77%	0
2003	7.544684	9.431127	25.00%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.730502	13.176468	12.33%	0
2011	11.457005	11.730502	2.39%	0
2010	10.238503	11.457005	11.90%	0
2009	7.225384	10.238503	41.70%	0
2008	9.782807	7.225384	-26.14%	0
2007*	10.000000	9.782807	-2.17%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.331876	13.881887	4.13%	0
2011	12.630703	13.331876	5.55%	0
2010	11.914564	12.630703	6.01%	0
2009	10.462273	11.914564	13.88%	0
2008	10.994792	10.462273	-4.84%	0
2007	10.717458	10.994792	2.59%	0
2006	10.436937	10.717458	2.69%	0
2005	10.384779	10.436937	0.50%	0
2004	10.111553	10.384779	2.70%	0
2003*	10.000000	10.111553	1.12%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.228324	11.554708	12.97%	1,606
2011	11.636116	10.228324	-12.10%	1,903
2010	9.183259	11.636116	26.71%	3,194
2009	6.662004	9.183259	37.85%	0
2008	11.186819	6.662004	-40.45%	0
2007	9.839985	11.186819	13.69%	0
2006*	10.000000	9.839985	-1.60%	103
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.734439	15.111822	18.67%	0
2011	15.626882	12.734439	-18.51%	0
2010	14.047583	15.626882	11.24%	0
2009	11.285190	14.047583	24.48%	0
2008	20.420848	11.285190	-44.74%	0
2007	17.698704	20.420848	15.38%	1,067
2006	15.241215	17.698704	16.12%	1,239
2005	13.011854	15.241215	17.13%	2,273
2004	11.645888	13.011854	11.73%	2,273
2003	8.260228	11.645888	40.99%	3,191
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.891669	14.126774	18.80%	0
2011	14.605820	11.891669	-18.58%	0
2010	13.127680	14.605820	11.26%	0
2009	10.541812	13.127680	24.53%	0
2008	19.080088	10.541812	-44.75%	0
2007	16.534063	19.080088	15.40%	1,135
2006	14.237947	16.534063	16.13%	1,743
2005	12.160149	14.237947	17.09%	1,743
2004	10.882746	12.160149	11.74%	872
2003	7.716368	10.882746	41.03%	974

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.944989	16.197658	25.13%	65
2011	14.424782	12.944989	-10.26%	77
2010	11.586518	14.424782	24.50%	130
2009	7.477240	11.586518	54.96%	130
2008	15.556357	7.477240	-51.93%	0
2007	14.964645	15.556357	3.95%	0
2006	13.080838	14.964645	14.40%	0
2005	12.955237	13.080838	0.97%	0
2004	11.544394	12.955237	12.22%	0
2003	7.431305	11.544394	55.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.720588	12.998413	10.90%	0
2011	11.627489	11.720588	0.80%	0
2010	10.482089	11.627489	10.93%	0
2009	7.852078	10.482089	33.49%	0
2008	11.338348	7.852078	-30.75%	0
2007	11.100789	11.338348	2.14%	0
2006*	10.000000	11.100789	11.01%	281
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.773009	11.390327	16.55%	696
2011	10.314430	9.773009	-5.25%	0
2010	8.170719	10.314430	26.24%	0
2009	6.425835	8.170719	27.15%	0
2008	9.744526	6.425835	-34.06%	0
2007	10.140131	9.744526	-3.90%	0
2006*	10.000000	10.140131	1.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.887578	10.091057	13.54%	0
2011	9.168592	8.887578	-3.06%	0
2010	8.446738	9.168592	8.55%	0
2009	6.587021	8.446738	28.23%	0
2008*	10.000000	6.587021	-34.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.241958	11.409419	11.40%	0
2011	12.363780	10.241958	-17.16%	0
2010	10.686648	12.363780	15.69%	0
2009	6.287761	10.686648	69.96%	0
2008	13.495083	6.287761	-53.41%	0
2007	10.651851	13.495083	26.69%	0
2006*	10.000000	10.651851	6.52%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.164360	10.673320	16.47%	0
2011	10.421304	9.164360	-12.06%	0
2010	9.764383	10.421304	6.73%	0
2009	7.229077	9.764383	35.07%	0
2008	12.319021	7.229077	-41.32%	0
2007	10.839679	12.319021	13.65%	0
2006*	10.000000	10.839679	8.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.316987	17.350097	13.27%	0
2011	15.687782	15.316987	-2.36%	0
2010	13.931412	15.687782	12.61%	0
2009	11.922782	13.931412	16.85%	0
2008	11.402754	11.922782	4.56%	0
2007	10.432283	11.402754	9.30%	0
2006*	10.000000	10.432283	4.32%	8,551
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	10.403343	11.613834	11.64%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.723675	-2.76%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.666910	24.247409	17.32%	0
2011	22.621790	20.666910	-8.64%	0
2010	21.143472	22.621790	6.99%	0
2009	17.174627	21.143472	23.11%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.616078	10.505981	21.93%	7,433
2011	9.404273	8.616078	-8.38%	9,461
2010	8.971001	9.404273	4.83%	10,906
2009	6.240588	8.971001	43.75%	10,906
2008	11.382719	6.240588	-45.17%	7,331
2007	8.462578	11.382719	34.51%	10,102
2006	7.877344	8.462578	7.43%	10,164
2005	7.108411	7.877344	10.82%	16,038
2004	6.120554	7.108411	16.14%	17,350
2003	5.170642	6.120554	18.37%	19,100

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.356575	5.110192	17.30%	2,116
2011	4.844460	4.356575	-10.07%	2,116
2010	3.955620	4.844460	22.47%	2,116
2009	2.560843	3.955620	54.47%	2,116
2008	4.642758	2.560843	-44.84%	2,116
2007	3.875357	4.642758	19.80%	3,896
2006	3.650452	3.875357	6.16%	3,962
2005	3.323846	3.650452	9.83%	6,557
2004	3.357170	3.323846	-0.99%	8,730
2003	2.328014	3.357170	44.21%	10,549
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.170745	12.446691	11.42%	3,202
2011	16.769353	11.170745	-33.39%	1,425
2010	13.624574	16.769353	23.08%	1,425
2009	7.728195	13.624574	76.30%	2,242
2008	16.432956	7.728195	-52.97%	2,242
2007	13.039486	16.432956	26.02%	3,156
2006	9.032380	13.039486	44.36%	5,611
2005	6.953235	9.032380	29.90%	7,307
2004	5.950696	6.953235	16.85%	7,377
2003	4.492787	5.950696	32.45%	8,314
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.217234	16.848384	18.51%	0
2011	14.135167	14.217234	0.58%	0
2010	11.629845	14.135167	21.54%	0
2009	9.323754	11.629845	24.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.018232	14.851483	14.08%	0
2011	13.284731	13.018232	-2.01%	0
2010	12.132886	13.284731	9.49%	0
2009	10.064340	12.132886	20.55%	0
2008	15.199863	10.064340	-33.79%	5,530
2007	14.350718	15.199863	5.92%	0
2006	12.095679	14.350718	18.64%	2,335
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.377863	11.844304	14.13%	0
2011	10.731658	10.377863	-3.30%	0
2010*	10.000000	10.731658	7.32%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.482312	8.398932	12.25%	1,555
2011	7.652723	7.482312	-2.23%	1,555
2010	6.518468	7.652723	17.40%	1,555
2009	4.960659	6.518468	31.40%	1,555
2008	8.220945	4.960659	-39.66%	1,555
2007	6.985741	8.220945	17.68%	1,555
2006	6.683217	6.985741	4.53%	2,692
2005	6.373790	6.683217	4.85%	5,563
2004	5.985870	6.373790	6.48%	2,692
2003	4.580410	5.985870	30.68%	2,692
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.763403	15.536317	12.88%	281
2011	13.889833	13.763403	-0.91%	281
2010	12.434223	13.889833	11.71%	281
2009*	10.000000	12.434223	24.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.049284	11.448043	13.92%	0
2011	10.113208	10.049284	-0.63%	0
2010	9.170310	10.113208	10.28%	0
2009	7.547477	9.170310	21.50%	2,161
2008	10.917058	7.547477	-30.87%	2,161
2007	10.448212	10.917058	4.49%	0
2006*	10.000000	10.448212	4.48%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.251651	11.626980	3.34%	0
2011	10.809588	11.251651	4.09%	0
2010	10.359202	10.809588	4.35%	0
2009	9.382348	10.359202	10.41%	988
2008	10.573953	9.382348	-11.27%	988
2007	10.430304	10.573953	1.38%	0
2006*	10.000000	10.430304	4.30%	494
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.953969	11.963698	20.19%	1,965
2011	11.148227	9.953969	-10.71%	2,328
2010	10.173918	11.148227	9.58%	3,908
2009	7.297903	10.173918	39.41%	3,908
2008	12.080556	7.297903	-39.59%	0
2007	10.730389	12.080556	12.58%	0
2006*	10.000000	10.730389	7.30%	390

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.258052	10.700274	15.58%	0
2011	9.866054	9.258052	-6.16%	0
2010	8.478706	9.866054	16.36%	0
2009	6.205551	8.478706	36.63%	0
2008	11.299224	6.205551	-45.08%	0
2007	10.257600	11.299224	10.15%	0
2006*	10.000000	10.257600	2.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.076510	9.307720	15.24%	1,849
2011	8.390989	8.076510	-3.75%	1,228
2010	7.680104	8.390989	9.26%	1,228
2009	5.969082	7.680104	28.66%	3,337
2008	9.789543	5.969082	-39.03%	3,337
2007*	10.000000	9.789543	-2.10%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.667245	18.796814	12.78%	0
2011	16.306504	16.667245	2.21%	0
2010	14.637649	16.306504	11.40%	0
2009	10.183633	14.637649	43.74%	0
2008	14.364668	10.183633	-29.11%	0
2007	14.148553	14.364668	1.53%	1,131
2006	12.992981	14.148553	8.89%	1,208
2005	12.890147	12.992981	0.80%	1,892
2004	11.892325	12.890147	8.39%	1,978
2003	9.879176	11.892325	20.38%	2,567
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.372759	15.101340	12.93%	0
2011	13.084641	13.372759	2.20%	0
2010	11.744906	13.084641	11.41%	0
2009	8.166545	11.744906	43.82%	0
2008	11.536825	8.166545	-29.21%	0
2007	11.359568	11.536825	1.56%	0
2006	10.432214	11.359568	8.89%	0
2005*	10.000000	10.432214	4.32%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.240748	13.109442	16.62%	0
2011	11.689165	11.240748	-3.84%	0
2010	10.255537	11.689165	13.98%	0
2009	8.103526	10.255537	26.56%	0
2008	13.063813	8.103526	-37.97%	0
2007	13.571478	13.063813	-3.74%	813
2006	11.892899	13.571478	14.11%	3,282
2005	11.587479	11.892899	2.64%	3,663
2004	10.016970	11.587479	15.68%	3,478
2003	7.741201	10.016970	29.40%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.648433	8.805285	15.13%	2,658
2011	8.789917	7.648433	-12.99%	2,658
2010	7.722891	8.789917	13.82%	2,658
2009	5.128430	7.722891	50.59%	7,039
2008*	10.000000	5.128430	-48.72%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.182447	10.079269	9.77%	0
2011	9.633034	9.182447	-4.68%	0
2010	7.917563	9.633034	21.67%	0
2009	6.114157	7.917563	29.50%	0
2008*	10.000000	6.114157	-38.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.151616	10.035019	9.65%	0
2011	9.609219	9.151616	-4.76%	0
2010	7.899216	9.609219	21.65%	0
2009	6.112260	7.899216	29.24%	0
2008*	10.000000	6.112260	-38.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.420665	9.628940	14.35%	0
2011	9.135711	8.420665	-7.83%	0
2010	8.072182	9.135711	13.18%	0
2009	6.346384	8.072182	27.19%	0
2008*	10.000000	6.346384	-36.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.846262	10.765460	9.34%	0
2011	10.137305	9.846262	-2.87%	0
2010	9.326349	10.137305	8.70%	0
2009	7.906100	9.326349	17.96%	0
2008*	10.000000	7.906100	-20.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.238068	10.335296	11.88%	0
2011	9.718279	9.238068	-4.94%	0
2010	8.783074	9.718279	10.65%	0
2009	7.185138	8.783074	22.24%	0
2008*	10.000000	7.185138	-28.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.576522	11.192977	5.83%	0
2011	10.593192	10.576522	-0.16%	0
2010	10.074792	10.593192	5.15%	0
2009	9.054467	10.074792	11.27%	0
2008*	10.000000	9.054467	-9.46%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.546924	10.561220	10.62%	0
2011	9.928511	9.546924	-3.84%	0
2010	9.055130	9.928511	9.65%	0
2009	7.542347	9.055130	20.06%	0
2008*	10.000000	7.542347	-24.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.901724	10.041662	12.81%	0
2011	9.484680	8.901724	-6.15%	0
2010	8.502192	9.484680	11.56%	0
2009	6.822678	8.502192	24.62%	0
2008*	10.000000	6.822678	-31.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.117396	10.960603	8.33%	0
2011	10.304217	10.117396	-1.81%	0
2010	9.599226	10.304217	7.34%	0
2009	8.285451	9.599226	15.86%	0
2008*	10.000000	8.285451	-17.15%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.659313	12.368161	6.08%	0
2011	11.109700	11.659313	4.95%	0
2010	10.540779	11.109700	5.40%	0
2009	9.842156	10.540779	7.10%	0
2008*	10.000000	9.842156	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.517681	13.200346	5.45%	0
2011	11.989176	12.517681	4.41%	0
2010	11.263937	11.989176	6.44%	0
2009	9.826168	11.263937	14.63%	0
2008*	10.000000	9.826168	-1.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.250702	22.214690	15.40%	0
2011	25.189561	19.250702	-23.58%	0
2010	22.023367	25.189561	14.38%	0
2009	13.697545	22.023367	60.78%	0
2008	32.941605	13.697545	-58.42%	0
2007	22.985864	32.941605	43.31%	0
2006	17.076429	22.985864	34.61%	0
2005	13.076523	17.076429	30.59%	0
2004	11.000440	13.076523	18.87%	0
2003	6.760886	11.000440	62.71%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.309650	24.594458	15.41%	0
2011	27.890003	21.309650	-23.59%	0
2010	24.376212	27.890003	14.41%	0
2009	15.145084	24.376212	60.95%	0
2008	36.481374	15.145084	-58.49%	0
2007	25.461205	36.481374	43.28%	0
2006	18.925563	25.461205	34.53%	0
2005	14.490577	18.925563	30.61%	0
2004	12.188660	14.490577	18.89%	0
2003	7.493172	12.188660	62.66%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.735406	15.964442	1.46%	859
2011	14.901345	15.735406	5.60%	1,535
2010	14.445190	14.901345	3.16%	1,535
2009	14.288471	14.445190	1.10%	2,393
2008	13.473320	14.288471	6.05%	2,393
2007	12.772282	13.473320	5.49%	2,393
2006	12.553370	12.772282	1.74%	2,393
2005	12.347500	12.553370	1.67%	2,393
2004	12.145681	12.347500	1.66%	3,110
2003	12.094979	12.145681	0.42%	8,686
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.247577	11.662995	13.81%	0
2011	11.535018	10.247577	-11.16%	0
2010	10.341937	11.535018	11.54%	0
2009	8.097881	10.341937	27.71%	0
2008	15.248556	8.097881	-46.89%	0
2007	12.182757	15.248556	25.17%	0
2006	9.306171	12.182757	30.91%	0
2005	7.259219	9.306171	28.20%	0
2004	6.456972	7.259219	12.42%	0
2003	4.835860	6.456972	33.52%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.408861	18.670368	13.78%	0
2011	18.470280	16.408861	-11.16%	0
2010	16.562944	18.470280	11.52%	0
2009	12.974091	16.562944	27.66%	0
2008	24.422976	12.974091	-46.88%	0
2007	19.512150	24.422976	25.17%	0
2006	14.906551	19.512150	30.90%	0
2005	11.630897	14.906551	28.16%	0
2004	10.331173	11.630897	12.58%	0
2003	7.753975	10.331173	33.24%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.519128	8.750429	16.38%	0
2011	8.763360	7.519128	-14.20%	0
2010	8.288047	8.763360	5.73%	0
2009	6.545828	8.288047	26.62%	0
2008	11.683575	6.545828	-43.97%	0
2007	10.849859	11.683575	7.68%	0
2006*	10.000000	10.849859	8.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.684886	14.473795	14.10%	0
2011	13.411457	12.684886	-5.42%	0
2010	11.883980	13.411457	12.85%	0
2009	9.489423	11.883980	25.23%	0
2008	15.262171	9.489423	-37.82%	0
2007	14.631960	15.262171	4.31%	0
2006	12.716604	14.631960	15.06%	0
2005	11.967058	12.716604	6.26%	0
2004	10.660201	11.967058	12.26%	0
2003	8.211169	10.660201	29.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.369957	13.320802	7.69%	0
2011	12.454099	12.369957	-0.68%	0
2010	11.519523	12.454099	8.11%	0
2009*	10.000000	11.519523	15.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.992591	14.357616	10.51%	0
2011	13.321369	12.992591	-2.47%	0
2010	12.077950	13.321369	10.29%	0
2009*	10.000000	12.077950	20.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.551261	12.995762	3.54%	0
2011	12.385415	12.551261	1.34%	0
2010	11.880314	12.385415	4.25%	0
2009	11.062388	11.880314	7.39%	0
2008	11.956703	11.062388	-7.48%	0
2007	11.525753	11.956703	3.74%	0
2006	11.027002	11.525753	4.52%	0
2005	10.841616	11.027002	1.71%	0
2004	10.522733	10.841616	3.03%	0
2003	9.905214	10.522733	6.23%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.941207	14.117621	9.09%	0
2011	13.149831	12.941207	-1.59%	0
2010	12.042482	13.149831	9.20%	0
2009	10.267363	12.042482	17.29%	0
2008	13.578871	10.267363	-24.39%	0
2007	13.054979	13.578871	4.01%	0
2006	11.908017	13.054979	9.63%	0
2005	11.481376	11.908017	3.72%	0
2004	10.646835	11.481376	7.84%	0
2003	9.008104	10.646835	18.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.957945	14.511989	11.99%	0
2011	13.447508	12.957945	-3.64%	0
2010	12.105449	13.447508	11.09%	0
2009	9.884870	12.105449	22.46%	0
2008	14.634701	9.884870	-32.46%	0
2007	14.005009	14.634701	4.50%	0
2006	12.419064	14.005009	12.77%	0
2005	11.780866	12.419064	5.42%	0
2004	10.675348	11.780866	10.36%	0
2003	8.562027	10.675348	24.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.005015	13.832309	6.36%	0
2011	12.942376	13.005015	0.48%	0
2010	12.114345	12.942376	6.84%	0
2009	10.741025	12.114345	12.79%	0
2008	12.842197	10.741025	-16.36%	0
2007	12.323405	12.842197	4.21%	0
2006	11.544509	12.323405	6.75%	0
2005	11.222329	11.544509	2.87%	0
2004	10.637462	11.222329	5.50%	0
2003	9.503076	10.637462	11.94%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.325468	15.569712	16.84%	42
2011	13.844074	13.325468	-3.75%	558
2010	12.924568	13.844074	7.11%	558
2009*	10.000000	12.924568	29.25%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	25.671249	29.688311	15.65%	0
2011	26.755359	25.671249	-4.05%	0
2010	21.533962	26.755359	24.25%	0
2009	15.994221	21.533962	34.64%	0
2008	25.570254	15.994221	-37.45%	0
2007	24.149432	25.570254	5.88%	671
2006	22.321192	24.149432	8.19%	10,374
2005	20.224594	22.321192	10.37%	12,752
2004	17.750446	20.224594	13.94%	11,796
2003	13.389824	17.750446	32.57%	793
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.175846	11.002154	-1.55%	0
2011	11.351307	11.175846	-1.55%	0
2010	11.530003	11.351307	-1.55%	0
2009	11.706618	11.530003	-1.51%	0
2008	11.651639	11.706618	0.47%	78,808
2007	11.294770	11.651639	3.16%	100,926
2006	10.974911	11.294770	2.91%	8,567
2005	10.857538	10.974911	1.08%	0
2004	10.939717	10.857538	-0.75%	14,220
2003	11.042864	10.939717	-0.93%	23,118
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	16.093510	17.784276	10.51%	119
2011	15.487052	16.093510	3.92%	119
2010	14.224766	15.487052	8.87%	119
2009	11.616550	14.224766	22.45%	191
2008	14.266311	11.616550	-18.57%	191
2007	13.851522	14.266311	2.99%	191
2006	13.419727	13.851522	3.22%	908
2005	13.339610	13.419727	0.60%	1,106
2004	12.718597	13.339610	4.88%	2,274
2003	11.522667	12.718597	10.38%	3,083
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.178191	9.321584	13.98%	0
2011	9.165199	8.178191	-10.77%	0
2010	8.163503	9.165199	0.12%	0
2009	6.076553	8.163503	34.34%	0
2008*	10.000000	6.076553	-39.23%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.830804	14.808567	15.41%	0
2011	15.536021	12.830804	-17.41%	0
2010	14.871436	15.536021	4.47%	0
2009	11.634171	14.871436	27.83%	0
2008	22.020598	11.634171	-47.17%	0
2007	21.732167	22.020598	1.33%	0
2006	17.982850	21.732167	20.85%	3,106
2005	16.300341	17.982850	10.32%	3,300
2004	13.767448	16.300341	18.40%	3,106
2003*	10.000000	13.767448	37.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.747927	10.020501	14.55%	174
2011	9.151323	8.747927	-4.41%	174
2010	8.047163	9.151323	13.72%	174
2009	6.298373	8.047163	27.77%	0
2008*	10.000000	6.298373	-37.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.647912	11.189652	15.98%	0
2011	10.406219	9.647912	-7.29%	0
2010*	10.000000	10.406219	4.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.087528	9.362511	15.76%	0
2011	8.747553	8.087528	-7.55%	0
2010	7.880723	8.747553	11.00%	0
2009	6.282625	7.880723	25.44%	0
2008*	10.000000	6.282625	-37.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.155877	10.357034	13.12%	46
2011	9.710454	9.155877	-5.71%	1,059
2010	7.777395	9.710454	24.85%	1,059
2009	6.214397	7.777395	25.15%	1,995
2008*	10.000000	6.214397	-37.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.729590	11.144104	14.54%	0
2011	10.117338	9.729590	-3.83%	1,039
2010	8.590080	10.117338	17.78%	1,039
2009	6.687632	8.590080	28.45%	1,039
2008*	10.000000	6.687632	-33.12%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.311076	14.865203	11.68%	0
2011	13.608443	13.311076	-2.19%	0
2010	11.018517	13.608443	23.51%	0
2009	8.780713	11.018517	25.49%	0
2008	16.646531	8.780713	-47.25%	0
2007	15.407749	16.646531	8.04%	0
2006	15.163424	15.407749	1.61%	7,864
2005	14.248614	15.163424	6.42%	7,864
2004	12.760922	14.248614	11.66%	7,864
2003	9.653687	12.760922	32.19%	8,363
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	29.923836	35.481994	18.57%	47
2011	32.017489	29.923836	-6.54%	394
2010	25.687156	32.017489	24.64%	394
2009	20.672323	25.687156	24.26%	442
2008	30.949250	20.672323	-33.21%	442
2007	33.767343	30.949250	-8.35%	1,224
2006	29.240705	33.767343	15.48%	1,738
2005	28.814275	29.240705	1.48%	1,738
2004	24.951544	28.814275	15.48%	2,192
2003	16.157486	24.951544	54.43%	2,258
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	25.413955	28.897775	13.71%	6
2011	27.332724	25.413955	-7.02%	6
2010	22.153496	27.332724	23.38%	6
2009	16.705232	22.153496	32.61%	6
2008	27.452618	16.705232	-39.15%	6
2007	27.305066	27.452618	0.54%	210
2006	24.753824	27.305066	10.31%	1,123
2005	22.385127	24.753824	10.58%	2,684
2004	19.103495	22.385127	17.18%	3,100
2003	13.760315	19.103495	38.83%	3,541
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.588039	13.029608	12.44%	0
2011	11.708195	11.588039	-1.03%	0
2010	10.482532	11.708195	11.69%	0
2009	8.443977	10.482532	24.14%	762
2008	14.675695	8.443977	-42.46%	762
2007	13.780579	14.675695	6.50%	762
2006	12.318206	13.780579	11.87%	3,081
2005	11.644990	12.318206	5.78%	3,081
2004	10.777358	11.644990	8.05%	2,319
2003	8.584915	10.777358	25.54%	7,105

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.672364	11.025349	13.99%	0
2011	9.224641	9.672364	4.85%	0
2010	7.197397	9.224641	28.17%	0
2009	5.587798	7.197397	28.81%	0
2008*	10.000000	5.587798	-44.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.434896	10.634719	1.91%	0
2011	10.462925	10.434896	-0.27%	0
2010	10.376547	10.462925	0.83%	0
2009	9.840303	10.376547	5.45%	0
2008*	10.000000	9.840303	-1.60%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.644056	13.705877	17.71%	0
2011	13.505359	11.644056	-13.78%	0
2010	12.899269	13.505359	4.70%	0
2009*	10.000000	12.899269	28.99%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.199544	10.503486	2.98%	0
2011	10.329855	10.199544	-1.26%	0
2010	9.965779	10.329855	3.65%	0
2009	8.932255	9.965779	11.57%	0
2008	10.480296	8.932255	-14.77%	0
2007	10.161335	10.480296	3.14%	0
2006	9.904696	10.161335	2.59%	0
2005	9.917071	9.904696	-0.12%	0
2004	9.995324	9.917071	-0.78%	0
2003*	10.000000	9.995324	-0.05%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.423138	12.237680	7.13%	0
2011	11.726980	11.423138	-2.59%	0
2010	9.958495	11.726980	17.76%	0
2009	8.240292	9.958495	20.85%	0
2008	13.829095	8.240292	-40.41%	0
2007	13.976079	13.829095	-1.05%	0
2006	13.487189	13.976079	3.62%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.513892	13.672110	9.26%	0
2011	13.114504	12.513892	-4.58%	0
2010	10.842704	13.114504	20.95%	0
2009	8.379915	10.842704	29.39%	0
2008	14.056308	8.379915	-40.38%	0
2007	13.268612	14.056308	5.94%	0
2006	11.852772	13.268612	11.95%	0
2005	11.266289	11.852772	5.21%	0
2004*	10.000000	11.266289	12.66%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.005396	16.055511	14.64%	0
2011	14.071260	14.005396	-0.47%	0
2010	11.212926	14.071260	25.49%	0
2009	8.588847	11.212926	30.55%	631
2008	17.129200	8.588847	-49.86%	631
2007	16.364120	17.129200	4.68%	1,842
2006	16.143935	16.364120	1.36%	1,840
2005	14.597814	16.143935	10.59%	1,839
2004	12.379330	14.597814	17.92%	1,839
2003	10.011907	12.379330	23.65%	2,486
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.003955	22.679938	19.34%	0
2011	21.042585	19.003955	-9.69%	0
2010	18.429576	21.042585	14.18%	0
2009	13.400233	18.429576	37.53%	0
2008	22.759649	13.400233	-41.12%	0
2007	21.742014	22.759649	4.68%	0
2006	18.764224	21.742014	15.87%	0
2005	16.668829	18.764224	12.57%	0
2004	14.204530	16.668829	17.35%	0
2003*	10.000000	14.204530	42.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.874128	14.175490	19.38%	0
2011	13.151006	11.874128	-9.71%	905
2010	11.518899	13.151006	14.17%	905
2009	8.370969	11.518899	37.61%	905
2008	14.216315	8.370969	-41.12%	905
2007	13.583024	14.216315	4.66%	905
2006	11.722343	13.583024	15.87%	1,978
2005	10.416023	11.722343	12.54%	1,978
2004	8.878533	10.416023	17.32%	1,978
2003	6.305481	8.878533	40.81%	2,366
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.150915	1.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.185198	15.170370	15.06%	1,096
2011	13.394285	13.185198	-1.56%	1,715
2010	11.717558	13.394285	14.31%	1,715
2009	9.277785	11.717558	26.30%	2,474
2008	15.316318	9.277785	-39.43%	2,474
2007	14.899636	15.316318	2.80%	2,753
2006	13.156712	14.899636	13.25%	2,793
2005	12.609661	13.156712	4.34%	5,699
2004	11.701284	12.609661	7.76%	6,913
2003	9.379287	11.701284	24.76%	7,328

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.395222	10.912968	16.15%	0
2011	9.758750	9.395222	-3.73%	0
2010	8.032226	9.758750	21.49%	0
2009	5.946778	8.032226	35.07%	0
2008	9.716144	5.946778	-38.79%	0
2007	9.990835	9.716144	-2.75%	0
2006*	10.000000	9.990835	-0.09%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.473254	12.921925	3.60%	0
2011	11.685600	12.473254	6.74%	0
2010	10.852457	11.685600	7.68%	0
2009*	10.000000	10.852457	8.52%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.257793	11.720122	4.11%	0
2011	11.320459	11.257793	-0.55%	0
2010	10.931791	11.320459	3.56%	0
2009*	10.000000	10.931791	9.32%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.440381	14.754064	28.96%	0
2011	10.526842	11.440381	8.68%	0
2010*	10.000000	10.526842	5.27%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.295667	12.169940	7.74%	0
2011	10.859702	11.295667	4.01%	0
2010	10.295079	10.859702	5.48%	0
2009	9.537279	10.295079	7.95%	0
2008	10.788393	9.537279	-11.60%	0
2007	10.392434	10.788393	3.81%	0
2006*	10.000000	10.392434	3.92%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	39.045890	45.343494	16.13%	0
2011	37.053076	39.045890	5.38%	0
2010	34.294273	37.053076	8.04%	0
2009	26.752279	34.294273	28.19%	0
2008	31.960149	26.752279	-16.29%	0
2007	30.475338	31.960149	4.87%	0
2006	27.934804	30.475338	9.09%	0
2005	25.276707	27.934804	10.52%	0
2004	23.327390	25.276707	8.36%	0
2003	18.530862	23.327390	25.88%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.774116	50.828154	27.79%	406
2011	54.401580	39.774116	-26.89%	0
2010	43.564382	54.401580	24.88%	0
2009	20.757117	43.564382	109.88%	0
2008	59.866379	20.757117	-65.33%	0
2007	44.191018	59.866379	35.47%	0
2006	32.177181	44.191018	37.34%	0
2005	24.759748	32.177181	29.96%	0
2004	19.977155	24.759748	23.94%	0
2003	13.159985	19.977155	51.80%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	42.912002	43.675691	1.78%	0
2011	52.168825	42.912002	-17.74%	0
2010	41.002242	52.168825	27.23%	0
2009	26.437223	41.002242	55.09%	0
2008	49.845964	26.437223	-46.96%	0
2007	34.834877	49.845964	43.09%	0
2006	28.420842	34.834877	22.57%	0
2005	19.032313	28.420842	49.33%	0
2004	15.561436	19.032313	22.30%	0
2003	10.916950	15.561436	42.54%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.623642	-3.76%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	10.510605	12.031768	14.47%	0
2011	11.458030	10.510605	-8.27%	0
2010	10.359493	11.458030	10.60%	0
2009	8.281502	10.359493	25.09%	0
2008	13.538809	8.281502	-38.83%	0
2007	12.508282	13.538809	8.24%	0
2006	11.175709	12.508282	11.92%	0
2005	10.438181	11.175709	7.07%	0
2004	9.668003	10.438181	7.97%	0
2003	7.275772	9.668003	32.88%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.315916	16.264758	6.20%	1,818
2011	16.306131	15.315916	-6.07%	2,154
2010	13.064835	16.306131	24.81%	3,615
2009*	10.000000	13.064835	30.65%	3,615

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.697872	18.298913	16.57%	0
2011	17.457886	15.697872	-10.08%	0
2010	14.015000	17.457886	24.57%	351
2009	9.983965	14.015000	40.38%	0
2008	15.791750	9.983965	-36.78%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.671784	14.446093	5.66%	2,108
2011	12.433173	13.671784	9.96%	593
2010	12.019984	12.433173	3.44%	274
2009	11.083295	12.019984	8.45%	256
2008	11.445340	11.083295	-3.16%	223
2007	10.623823	11.445340	7.73%	912
2006	10.627401	10.623823	-0.03%	918
2005	10.633557	10.627401	-0.06%	899
2004	10.213008	10.633557	4.12%	13,758
2003*	10.000000	10.213008	2.13%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	12.854506	14.513303	12.90%	0
2011	12.668825	12.854506	1.47%	185
2010	11.279060	12.668825	12.32%	741
2009	9.706000	11.279060	16.21%	1,708
2008	15.079630	9.706000	-35.64%	2,142
2007	15.336528	15.079630	-1.68%	1,767
2006	13.310693	15.336528	15.22%	2,841
2005	12.927802	13.310693	2.96%	7,508
2004	11.627252	12.927802	11.19%	7,508
2003	9.134791	11.627252	27.29%	9,135
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.577481	13.251881	14.46%	860
2011	11.847521	11.577481	-2.28%	860
2010	10.096145	11.847521	17.35%	860
2009	7.895892	10.096145	27.87%	0
2008	10.607030	7.895892	-25.56%	0
2007	11.034859	10.607030	-3.88%	0
2006*	10.000000	11.034859	10.35%	1,494
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.338136	13.350274	8.20%	6,114
2011	13.012002	12.338136	-5.18%	9,823
2010	12.047512	13.012002	8.01%	2,440
2009*	10.000000	12.047512	20.48%	2,095

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.691231	16.731213	13.89%	0
2011	14.846075	14.691231	-1.04%	334
2010	11.990480	14.846075	23.82%	419
2009	9.746305	11.990480	23.03%	0
2008	14.337260	9.746305	-32.02%	0
2007	14.667756	14.337260	-2.25%	868
2006	13.028113	14.667756	12.59%	868
2005	12.346278	13.028113	5.52%	1,359
2004	10.294104	12.346278	19.94%	0
2003	7.592743	10.294104	35.58%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	10.932111	12.044909	10.18%	127
2011	11.010271	10.932111	-0.71%	127
2010	9.745324	11.010271	12.98%	127
2009	7.404379	9.745324	31.62%	804
2008	11.475348	7.404379	-35.48%	1,281
2007	10.820520	11.475348	6.05%	360
2006	10.069512	10.820520	7.46%	360
2005	9.875708	10.069512	1.96%	360
2004	9.449413	9.875708	4.51%	360
2003	7.621164	9.449413	23.99%	360
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	12.644970	14.400338	13.88%	2,193
2011	12.613314	12.644970	0.25%	4,143
2010	11.162010	12.613314	13.00%	4,691
2009	8.978954	11.162010	24.31%	5,624
2008	14.517123	8.978954	-38.15%	3,397
2007	14.017785	14.517123	3.56%	21,025
2006	12.333598	14.017785	13.66%	24,431
2005	11.971890	12.333598	3.02%	29,165
2004	10.996431	11.971890	8.87%	29,777
2003	8.705780	10.996431	26.31%	32,304
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.100978	16.408637	8.66%	0
2011	14.077306	15.100978	7.27%	0
2010	12.405791	14.077306	13.47%	0
2009	10.286873	12.405791	20.60%	1,469
2008	14.839651	10.286873	-30.68%	483
2007	14.078129	14.839651	5.41%	982
2006	12.282546	14.078129	14.62%	1,414
2005	11.958170	12.282546	2.71%	3,978
2004	11.568814	11.958170	3.37%	5,237
2003	9.702740	11.568814	19.23%	4,155

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.674761	16.922824	7.96%	6,630
2011	15.575011	15.674761	0.64%	6,816
2010	14.587620	15.575011	6.77%	7,000
2009	12.309331	14.587620	18.51%	8,014
2008	13.492834	12.309331	-8.77%	8,568
2007	13.012844	13.492834	3.69%	12,464
2006	12.696417	13.012844	2.49%	12,666
2005	12.737045	12.696417	-0.32%	12,742
2004	12.491949	12.737045	1.96%	16,793
2003	12.131471	12.491949	2.97%	14,722
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.995091	12.082984	9.89%	0
2011	11.205328	10.995091	-1.88%	0
2010	10.100892	11.205328	10.93%	0
2009	8.268135	10.100892	22.17%	0
2008	11.215025	8.268135	-26.28%	0
2007	10.491320	11.215025	6.90%	0
2006*	10.000000	10.491320	4.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.480967	11.672952	11.37%	0
2011	10.772181	10.480967	-2.70%	0
2010	9.559189	10.772181	12.69%	0
2009	7.543784	9.559189	26.72%	0
2008	11.393675	7.543784	-33.79%	0
2007	10.511263	11.393675	8.39%	0
2006*	10.000000	10.511263	5.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.922519	11.275000	13.63%	0
2011	10.362941	9.922519	-4.25%	0
2010	9.078750	10.362941	14.15%	0
2009	7.021341	9.078750	29.30%	0
2008	11.523387	7.021341	-39.07%	0
2007	10.531372	11.523387	9.42%	0
2006*	10.000000	10.531372	5.31%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.555539	9.847430	3.05%	353
2011	10.243222	9.555539	-6.71%	353
2010	8.736084	10.243222	17.25%	353
2009	6.016095	8.736084	45.21%	1,532
2008	13.409697	6.016095	-55.14%	2,871
2007	9.357772	13.409697	43.30%	1,339
2006*	10.000000	9.357772	-6.42%	1,339

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.006873	16.151117	15.31%	29,117
2011	14.112961	14.006873	-0.75%	30,738
2010	12.462004	14.112961	13.25%	37,673
2009	9.739694	12.462004	27.95%	40,812
2008	17.276143	9.739694	-43.62%	51,174
2007	17.313177	17.276143	-0.21%	70,078
2006	14.651799	17.313177	18.16%	74,619
2005	14.078719	14.651799	4.07%	92,955
2004	12.845461	14.078719	9.60%	98,339
2003	10.024679	12.845461	28.14%	106,478
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.085795	13.621732	12.71%	5,286
2011	12.264579	12.085795	-1.46%	6,688
2010	10.046888	12.264579	22.07%	7,237
2009	7.967548	10.046888	26.10%	8,874
2008	15.345904	7.967548	-48.08%	13,044
2007	12.293412	15.345904	24.83%	16,311
2006	11.704811	12.293412	5.03%	16,178
2005	11.256004	11.704811	3.99%	22,144
2004	11.077503	11.256004	1.61%	22,233
2003	8.478157	11.077503	30.66%	19,856
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.492634	15.160940	12.36%	0
2011	13.193532	13.492634	2.27%	0
2010	11.783305	13.193532	11.97%	0
2009	8.328857	11.783305	41.48%	166
2008	11.295399	8.328857	-26.26%	166
2007	11.182974	11.295399	1.01%	15,363
2006	10.221727	11.182974	9.40%	18,439
2005	10.131831	10.221727	0.89%	18,618
2004	9.406006	10.131831	7.72%	19,759
2003	7.528392	9.406006	24.94%	22,157
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.702747	13.138608	12.27%	362
2011	11.435687	11.702747	2.34%	502
2010	10.224645	11.435687	11.84%	679
2009	7.219256	10.224645	41.63%	1,579
2008	9.779485	7.219256	-26.18%	1,566
2007*	10.000000	9.779485	-2.21%	1,555

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.273322	13.813879	4.07%	1,789
2011	12.581595	13.273322	5.50%	1,581
2010	11.874274	12.581595	5.96%	1,520
2009	10.432191	11.874274	13.82%	2,656
2008	10.968752	10.432191	-4.89%	1,444
2007	10.697536	10.968752	2.54%	7,099
2006	10.422813	10.697536	2.64%	7,550
2005	10.375977	10.422813	0.45%	0
2004	10.108120	10.375977	2.65%	0
2003*	10.000000	10.108120	1.08%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.198879	11.515585	12.91%	2,805
2011	11.608504	10.198879	-12.14%	2,877
2010	9.166128	11.608504	26.65%	2,936
2009	6.652963	9.166128	37.78%	4,364
2008	11.177345	6.652963	-40.48%	3,667
2007	9.836672	11.177345	13.63%	863
2006*	10.000000	9.836672	-1.63%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.649049	15.002850	18.61%	0
2011	15.529980	12.649049	-18.55%	0
2010	13.967551	15.529980	11.19%	385
2009	11.226594	13.967551	24.41%	385
2008	20.325159	11.226594	-44.77%	480
2007	17.624769	20.325159	15.32%	480
2006	15.185240	17.624769	16.07%	480
2005	12.970635	15.185240	17.07%	5,093
2004	11.614887	12.970635	11.67%	5,093
2003	8.242406	11.614887	40.92%	5,418
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.833390	14.050382	18.74%	1,663
2011	14.541610	11.833390	-18.62%	1,735
2010	13.076608	14.541610	11.20%	1,786
2009	10.506140	13.076608	24.47%	4,108
2008	19.025215	10.506140	-44.78%	4,149
2007	16.494924	19.025215	15.34%	6,504
2006	14.211442	16.494924	16.07%	6,728
2005	12.143653	14.211442	17.03%	4,031
2004	10.873513	12.143653	11.68%	4,999
2003	7.713742	10.873513	40.96%	9,735

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.881573	16.110116	25.06%	0
2011	14.361399	12.881573	-10.30%	0
2010	11.541464	14.361399	24.43%	0
2009	7.451953	11.541464	54.88%	0
2008	15.511651	7.451953	-51.96%	0
2007	14.929260	15.511651	3.90%	302
2006	13.056524	14.929260	14.34%	1,392
2005	12.937705	13.056524	0.92%	1,934
2004	11.534626	12.937705	12.16%	3,592
2003	7.428775	11.534626	55.27%	3,819
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.686925	12.954481	10.85%	6,185
2011	11.599971	11.686925	0.75%	6,251
2010	10.462580	11.599971	10.87%	1,177
2009	7.841436	10.462580	33.43%	1,437
2008	11.328748	7.841436	-30.78%	1,215
2007	11.097057	11.328748	2.09%	261
2006*	10.000000	11.097057	10.97%	261
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.744898	11.351774	16.49%	189
2011	10.289982	9.744898	-5.30%	319
2010	8.155480	10.289982	26.17%	1,064
2009	6.417120	8.155480	27.09%	0
2008	9.736270	6.417120	-34.09%	0
2007	10.136721	9.736270	-3.95%	0
2006*	10.000000	10.136721	1.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.871033	10.067148	13.48%	0
2011	9.156174	8.871033	-3.11%	0
2010	8.439583	9.156174	8.49%	0
2009	6.584786	8.439583	28.17%	0
2008*	10.000000	6.584786	-34.15%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.212488	11.370789	11.34%	1,951
2011	12.334464	10.212488	-17.20%	2,056
2010	10.666723	12.334464	15.63%	2,501
2009	6.279233	10.666723	69.87%	2,474
2008	13.483652	6.279233	-53.43%	2,109
2007	10.648257	13.483652	26.63%	4,442
2006*	10.000000	10.648257	6.48%	4,493

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.137988	10.637203	16.41%	0
2011	10.396586	9.137988	-12.11%	0
2010	9.746172	10.396586	6.67%	1,081
2009	7.219258	9.746172	35.00%	1,581
2008	12.308557	7.219258	-41.35%	0
2007	10.836015	12.308557	13.59%	0
2006*	10.000000	10.836015	8.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.272985	17.291446	13.22%	1,400
2011	15.650639	15.272985	-2.41%	1,468
2010	13.905472	15.650639	12.55%	1,302
2009	11.906623	13.905472	16.79%	1,417
2008	11.393085	11.906623	4.51%	1,417
2007	10.428766	11.393085	9.25%	0
2006*	10.000000	10.428766	4.29%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	10.352386	11.551056	11.58%	293
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.720326	-2.80%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.550976	24.099106	17.27%	2,722
2011	22.506313	20.550976	-8.69%	2,772
2010	21.046219	22.506313	6.94%	174
2009	17.104303	21.046219	23.05%	501
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.564033	10.437203	21.87%	5,233
2011	9.352218	8.564033	-8.43%	5,242
2010	8.925862	9.352218	4.78%	9,403
2009	6.212331	8.925862	43.68%	12,291
2008	11.336953	6.212331	-45.20%	13,508
2007	8.432856	11.336953	34.44%	13,776
2006	7.853644	8.432856	7.38%	12,751
2005	7.090622	7.853644	10.76%	24,483
2004	6.108331	7.090622	16.08%	25,149
2003	5.162942	6.108331	18.31%	29,299

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.330243	5.076707	17.24%	0
2011	4.817615	4.330243	-10.12%	0
2010	3.935705	4.817615	22.41%	0
2009	2.549249	3.935705	54.39%	0
2008	4.624093	2.549249	-44.87%	318
2007	3.861747	4.624093	19.74%	318
2006	3.639474	3.861747	6.11%	751
2005	3.315514	3.639474	9.77%	5,231
2004	3.350462	3.315514	-1.04%	5,231
2003	2.324540	3.350462	44.13%	5,231
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.103275	12.365220	11.37%	6,977
2011	16.676529	11.103275	-33.42%	1,749
2010	13.556034	16.676529	23.02%	1,749
2009	7.693219	13.556034	76.21%	1,749
2008	16.366939	7.693219	-53.00%	5,271
2007	12.993737	16.366939	25.96%	5,271
2006	9.005239	12.993737	44.29%	5,561
2005	6.935852	9.005239	29.84%	6,879
2004	5.938819	6.935852	16.79%	6,879
2003	4.486092	5.938819	32.38%	8,306
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.162045	16.774444	18.45%	91
2011	14.087429	14.162045	0.53%	393
2010	11.596447	14.087429	21.48%	710
2009	9.301704	11.596447	24.67%	1,050
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.954465	14.771217	14.02%	281
2011	13.226366	12.954465	-2.06%	400
2010	12.085718	13.226366	9.44%	400
2009	10.030303	12.085718	20.49%	890
2008	15.156167	10.030303	-33.82%	0
2007	14.316771	15.156167	5.86%	0
2006	12.073182	14.316771	18.58%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.369104	11.828295	14.07%	0
2011	10.728047	10.369104	-3.35%	0
2010*	10.000000	10.728047	7.28%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.432086	8.338307	12.19%	0
2011	7.605196	7.432086	-2.28%	2,559
2010	6.481277	7.605196	17.34%	2,673
2009	4.934864	6.481277	31.34%	3,661
2008	8.182358	4.934864	-39.69%	3,661
2007	6.956499	8.182358	17.62%	4,436
2006	6.658614	6.956499	4.47%	4,119
2005	6.353549	6.658614	4.80%	12,710
2004	5.969902	6.353549	6.43%	12,710
2003	4.570511	5.969902	30.62%	12,710
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.744802	15.507422	12.82%	12,935
2011	13.878093	13.744802	-0.96%	14,027
2010	12.430016	13.878093	11.65%	18,864
2009*	10.000000	12.430016	24.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.020388	11.409307	13.86%	0
2011	10.089236	10.020388	-0.68%	0
2010	9.153218	10.089236	10.23%	0
2009	7.537242	9.153218	21.44%	0
2008	10.907812	7.537242	-30.90%	0
2007	10.444700	10.907812	4.43%	0
2006*	10.000000	10.444700	4.45%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.219328	11.587676	3.28%	351
2011	10.783999	11.219328	4.04%	2,037
2010	10.339936	10.783999	4.29%	2,125
2009	9.369657	10.339936	10.36%	1,625
2008	10.565011	9.369657	-11.31%	2,009
2007	10.426790	10.565011	1.33%	0
2006*	10.000000	10.426790	4.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.925368	11.923253	20.13%	482
2011	11.121844	9.925368	-10.76%	558
2010	10.154988	11.121844	9.52%	615
2009	7.288016	10.154988	39.34%	1,588
2008	12.070327	7.288016	-39.62%	1,160
2007	10.726774	12.070327	12.53%	0
2006*	10.000000	10.726774	7.27%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.231445	10.664096	15.52%	508
2011	9.842687	9.231445	-6.21%	590
2010	8.462921	9.842687	16.30%	1,889
2009	6.197142	8.462921	36.56%	2,831
2008	11.289658	6.197142	-45.11%	2,566
2007	10.254148	11.289658	10.10%	3,084
2006*	10.000000	10.254148	2.54%	1,329
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.057376	9.280938	15.19%	0
2011	8.375360	8.057376	-3.80%	0
2010	7.669690	8.375360	9.20%	0
2009	5.964017	7.669690	28.60%	0
2008	9.786217	5.964017	-39.06%	0
2007*	10.000000	9.786217	-2.14%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.555539	18.661326	12.72%	0
2011	16.205416	16.555539	2.16%	0
2010	14.554292	16.205416	11.34%	0
2009	10.130773	14.554292	43.66%	0
2008	14.297368	10.130773	-29.14%	0
2007	14.089452	14.297368	1.48%	318
2006	12.945246	14.089452	8.84%	318
2005	12.849293	12.945246	0.75%	569
2004	11.860661	12.849293	8.34%	4,374
2003	9.857878	11.860661	20.32%	4,123
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.327561	15.042639	12.87%	1,540
2011	13.047033	13.327561	2.15%	1,251
2010	11.717100	13.047033	11.35%	1,257
2009	8.151351	11.717100	43.74%	1,346
2008	11.521221	8.151351	-29.25%	1,428
2007	11.349994	11.521221	1.51%	1,718
2006	10.428702	11.349994	8.83%	1,827
2005*	10.000000	10.428702	4.29%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.165367	13.014897	16.56%	2,469
2011	11.616664	11.165367	-3.88%	2,498
2010	10.197096	11.616664	13.92%	5,031
2009	8.061443	10.197096	26.49%	5,677
2008	13.002593	8.061443	-38.00%	12,403
2007	13.514788	13.002593	-3.79%	15,424
2006	11.849219	13.514788	14.06%	14,573
2005	11.550766	11.849219	2.58%	16,234
2004	9.990303	11.550766	15.62%	5,807
2003	7.724509	9.990303	29.33%	5,056

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.634174	8.784400	15.07%	973
2011	8.777979	7.634174	-13.03%	1,669
2010	7.716333	8.777979	13.76%	6,398
2009	5.126680	7.716333	50.51%	8,082
2008*	10.000000	5.126680	-48.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.165383	10.055422	9.71%	0
2011	9.620016	9.165383	-4.73%	0
2010	7.910873	9.620016	21.60%	0
2009	6.112083	7.910873	29.43%	0
2008*	10.000000	6.112083	-38.88%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.134578	10.011241	9.60%	0
2011	9.596199	9.134578	-4.81%	0
2010	7.892510	9.596199	21.59%	0
2009	6.110181	7.892510	29.17%	0
2008*	10.000000	6.110181	-38.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.404994	9.606118	14.29%	0
2011	9.123333	8.404994	-7.87%	0
2010	8.065347	9.123333	13.12%	0
2009	6.344226	8.065347	27.13%	0
2008*	10.000000	6.344226	-36.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.827937	10.739944	9.28%	0
2011	10.123577	9.827937	-2.92%	0
2010	9.318454	10.123577	8.64%	0
2009	7.903416	9.318454	17.90%	0
2008*	10.000000	7.903416	-20.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.220877	10.310816	11.82%	0
2011	9.705119	9.220877	-4.99%	0
2010	8.775630	9.705119	10.59%	0
2009	7.182694	8.775630	22.18%	0
2008*	10.000000	7.182694	-28.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.556847	11.166474	5.77%	0
2011	10.578841	10.556847	-0.21%	0
2010	10.066259	10.578841	5.09%	0
2009	9.051407	10.066259	11.21%	0
2008*	10.000000	9.051407	-9.49%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.529175	10.536222	10.57%	0
2011	9.915082	9.529175	-3.89%	0
2010	9.047478	9.915082	9.59%	0
2009	7.539794	9.047478	20.00%	0
2008*	10.000000	7.539794	-24.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.885150	10.017858	12.75%	0
2011	9.471826	8.885150	-6.19%	0
2010	8.494974	9.471826	11.50%	0
2009	6.820361	8.494974	24.55%	0
2008*	10.000000	6.820361	-31.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.098600	10.934659	8.28%	0
2011	10.290272	10.098600	-1.86%	0
2010	9.591116	10.290272	7.29%	0
2009	8.282650	9.591116	15.80%	0
2008*	10.000000	8.282650	-17.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.637659	12.338903	6.03%	0
2011	11.094680	11.637659	4.89%	0
2010	10.531878	11.094680	5.34%	488
2009	9.838832	10.531878	7.04%	1,788
2008*	10.000000	9.838832	-1.61%	371
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.494405	13.169096	5.40%	1,423
2011	11.972943	12.494405	4.36%	1,308
2010	11.254404	11.972943	6.38%	1,749
2009	9.822838	11.254404	14.57%	1,308
2008*	10.000000	9.822838	-1.77%	1,605
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.141077	22.076943	15.34%	0
2011	25.058833	19.141077	-23.62%	0
2010	21.920197	25.058833	14.32%	0
2009	13.640295	21.920197	60.70%	0
2008	32.820669	13.640295	-58.44%	0
2007	22.913162	32.820669	43.24%	0
2006	17.031036	22.913162	34.54%	0
2005	13.048349	17.031036	30.52%	0
2004	10.982304	13.048349	18.81%	0
2003	6.753156	10.982304	62.62%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.205267	24.461528	15.36%	1,405
2011	27.767477	21.205267	-23.63%	1,388
2010	24.281440	27.767477	14.36%	1,387
2009	15.093873	24.281440	60.87%	1,525
2008	36.376576	15.093873	-58.51%	1,987
2007	25.401015	36.376576	43.21%	1,891
2006	18.890385	25.401015	34.47%	3,495
2005	14.470955	18.890385	30.54%	3,171
2004	12.178340	14.470955	18.83%	1,650
2003	7.490620	12.178340	62.58%	1,650
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.629915	15.849345	1.40%	8,053
2011	14.808948	15.629915	5.54%	8,951
2010	14.362921	14.808948	3.11%	12,195
2009	14.214306	14.362921	1.05%	13,133
2008	13.410189	14.214306	6.00%	13,985
2007	12.718919	13.410189	5.43%	19,920
2006	12.507261	12.718919	1.69%	21,897
2005	12.308376	12.507261	1.62%	27,379
2004	12.113343	12.308376	1.61%	42,397
2003	12.068906	12.113343	0.37%	51,861
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.189196	11.590653	13.75%	0
2011	11.475116	10.189196	-11.21%	0
2010	10.293468	11.475116	11.48%	0
2009	8.064028	10.293468	27.65%	0
2008	15.192561	8.064028	-46.92%	0
2007	12.144219	15.192561	25.10%	0
2006	9.281421	12.144219	30.84%	0
2005	7.243582	9.281421	28.13%	0
2004	6.446338	7.243582	12.37%	0
2003	4.830339	6.446338	33.46%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.328497	18.569478	13.72%	694
2011	18.389157	16.328497	-11.21%	922
2010	16.498556	18.389157	11.46%	899
2009	12.930219	16.498556	27.60%	1,156
2008	24.352789	12.930219	-46.90%	1,448
2007	19.466014	24.352789	25.10%	2,126
2006	14.878826	19.466014	30.83%	1,788
2005	11.615140	14.878826	28.10%	2,153
2004	10.322414	11.615140	12.52%	757
2003	7.751335	10.322414	33.17%	818

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.497524	8.720863	16.32%	0
2011	8.742609	7.497524	-14.24%	0
2010	8.272622	8.742609	5.68%	0
2009	6.536956	8.272622	26.55%	0
2008	11.673690	6.536956	-44.00%	0
2007	10.846210	11.673690	7.63%	0
2006*	10.000000	10.846210	8.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.621030	14.393605	14.04%	0
2011	13.350715	12.621030	-5.47%	0
2010	11.836163	13.350715	12.80%	0
2009	9.456041	11.836163	25.17%	13,270
2008	15.216240	9.456041	-37.86%	13,270
2007	14.595369	15.216240	4.25%	24,997
2006	12.691229	14.595369	15.00%	26,091
2005	11.949230	12.691229	6.21%	21,035
2004	10.649717	11.949230	12.20%	38,876
2003	8.207270	10.649717	29.76%	22,586
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.353220	13.296005	7.63%	0
2011	12.443560	12.353220	-0.73%	0
2010	11.515622	12.443560	8.06%	0
2009*	10.000000	11.515622	15.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.975019	14.330900	10.45%	0
2011	13.310100	12.975019	-2.52%	0
2010	12.073858	13.310100	10.24%	0
2009*	10.000000	12.073858	20.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.488088	12.923764	3.49%	3,755
2011	12.329323	12.488088	1.29%	5,034
2010	11.832509	12.329323	4.20%	6,555
2009	11.023466	11.832509	7.34%	7,231
2008	11.920695	11.023466	-7.53%	0
2007	11.496915	11.920695	3.69%	497
2006	11.004985	11.496915	4.47%	497
2005	10.825457	11.004985	1.66%	497
2004	10.512395	10.825457	2.98%	52,308
2003	9.900522	10.512395	6.18%	71,599

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.876064	14.039404	9.03%	12,557
2011	13.090279	12.876064	-1.64%	15,025
2010	11.994031	13.090279	9.14%	18,926
2009	10.231255	11.994031	17.23%	21,413
2008	13.538003	10.231255	-24.43%	7,124
2007	13.022333	13.538003	3.96%	7,226
2006	11.884255	13.022333	9.58%	7,282
2005	11.464275	11.884255	3.66%	7,149
2004	10.636383	11.464275	7.78%	175,503
2003	9.003831	10.636383	18.13%	187,606
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.892708	14.431578	11.94%	0
2011	13.386601	12.892708	-3.69%	0
2010	12.056739	13.386601	11.03%	3,565
2009	9.850101	12.056739	22.40%	3,744
2008	14.590644	9.850101	-32.49%	3,978
2007	13.969982	14.590644	4.44%	4,176
2006	12.394286	13.969982	12.71%	4,341
2005	11.763314	12.394286	5.36%	4,267
2004	10.664866	11.763314	10.30%	127,348
2003	8.557964	10.664866	24.62%	110,693
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.939592	13.755720	6.31%	0
2011	12.883786	12.939592	0.43%	0
2010	12.065634	12.883786	6.78%	0
2009	10.703273	12.065634	12.73%	0
2008	12.803569	10.703273	-16.40%	0
2007	12.292621	12.803569	4.16%	984
2006	11.521507	12.292621	6.69%	984
2005	11.205635	11.521507	2.82%	984
2004	10.627027	11.205635	5.44%	139,948
2003	9.498578	10.627027	11.88%	166,895
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.307463	15.540760	16.78%	27,935
2011	13.832370	13.307463	-3.79%	30,574
2010	12.920205	13.832370	7.06%	42,286
2009*	10.000000	12.920205	29.20%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	25.499029	29.474141	15.59%	1,740
2011	26.589338	25.499029	-4.10%	2,115
2010	21.411209	26.589338	24.18%	2,059
2009	15.911129	21.411209	34.57%	2,895
2008	25.450372	15.911129	-37.48%	2,951
2007	24.048495	25.450372	5.83%	3,592
2006	22.239162	24.048495	8.14%	4,454
2005	20.160466	22.239162	10.31%	4,869
2004	17.703153	20.160466	13.88%	4,455
2003	13.360934	17.703153	32.50%	6,177
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.100873	10.922779	-1.60%	4,269
2011	11.280871	11.100873	-1.60%	8,464
2010	11.464287	11.280871	-1.60%	7,395
2009	11.645810	11.464287	-1.56%	12,256
2008	11.597006	11.645810	0.42%	22,374
2007	11.247554	11.597006	3.11%	7,482
2006	10.934570	11.247554	2.86%	6,154
2005	10.823110	10.934570	1.03%	19,595
2004	10.910569	10.823110	-0.80%	63,901
2003	11.019038	10.910569	-0.98%	76,812
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	15.985585	17.656018	10.45%	1,104
2011	15.390983	15.985585	3.86%	735
2010	14.143714	15.390983	8.82%	1,903
2009	11.556220	14.143714	22.39%	2,076
2008	14.199439	11.556220	-18.61%	2,060
2007	13.793632	14.199439	2.94%	2,637
2006	13.370415	13.793632	3.17%	2,328
2005	13.297326	13.370415	0.55%	2,650
2004	12.684724	13.297326	4.83%	23,746
2003	11.497820	12.684724	10.32%	23,238
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.162982	9.299514	13.92%	1,458
2011	9.152795	8.162982	-10.81%	2,622
2010	8.156600	9.152795	12.21%	2,689
2009	6.074489	8.156600	34.28%	3,763
2008*	10.000000	6.074489	-39.26%	1,268

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.774433	14.736004	15.36%	1,092
2011	15.475612	12.774433	-17.45%	993
2010	14.821136	15.475612	4.42%	934
2009	11.600705	14.821136	27.76%	829
2008	21.968445	11.600705	-47.19%	1,612
2007	21.691770	21.968445	1.28%	1,710
2006	17.958520	21.691770	20.79%	2,790
2005	16.286544	17.958520	10.27%	2,942
2004	13.762779	16.286544	18.34%	2,357
2003*	10.000000	13.762779	37.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.731647	9.996772	14.49%	580
2011	9.138925	8.731647	-4.46%	580
2010	8.040348	9.138925	13.66%	580
2009	6.296237	8.040348	27.70%	0
2008*	10.000000	6.296237	-37.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.639732	11.174473	15.92%	12
2011	10.402675	9.639732	-7.33%	55
2010*	10.000000	10.402675	4.03%	87
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.072481	9.340331	15.71%	0
2011	8.735710	8.072481	-7.59%	0
2010	7.874053	8.735710	10.94%	0
2009	6.280491	7.874053	25.37%	0
2008*	10.000000	6.280491	-37.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.138851	10.332508	13.06%	6,161
2011	9.697319	9.138851	-5.76%	6,385
2010	7.770807	9.697319	24.79%	6,752
2009	6.212287	7.770807	25.09%	12,995
2008*	10.000000	6.212287	-37.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.711509	11.117741	14.48%	7,762
2011	10.103648	9.711509	-3.88%	11,434
2010	8.582814	10.103648	17.72%	19,205
2009	6.685366	8.582814	28.38%	21,784
2008*	10.000000	6.685366	-33.15%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.225715	14.762360	11.62%	378
2011	13.528039	13.225715	-2.23%	379
2010	10.958964	13.528039	23.44%	841
2009	8.737691	10.958964	25.42%	391
2008	16.573416	8.737691	-47.28%	392
2007	15.347910	16.573416	7.98%	1,506
2006	15.112192	15.347910	1.56%	1,577
2005	14.207650	15.112192	6.37%	707
2004	12.730702	14.207650	11.60%	738
2003	9.635711	12.730702	32.12%	2,655
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	29.723083	35.226020	18.51%	790
2011	31.818823	29.723083	-6.59%	793
2010	25.540730	31.818823	24.58%	790
2009	20.564933	25.540730	24.20%	1,403
2008	30.804160	20.564933	-33.24%	1,518
2007	33.626225	30.804160	-8.39%	3,503
2006	29.133262	33.626225	15.42%	4,497
2005	28.722942	29.133262	1.43%	5,818
2004	24.885091	28.722942	15.42%	7,707
2003	16.122626	24.885091	54.35%	8,077
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	25.243514	28.689353	13.65%	1,838
2011	27.163192	25.243514	-7.07%	3,288
2010	22.027260	27.163192	23.32%	5,683
2009	16.618484	22.027260	32.55%	7,846
2008	27.323988	16.618484	-39.18%	9,801
2007	27.191015	27.323988	0.49%	11,129
2006	24.662918	27.191015	10.25%	12,855
2005	22.314210	24.662918	10.53%	16,406
2004	19.052645	22.314210	17.12%	19,961
2003	13.730651	19.052645	38.76%	23,244
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.510291	12.935602	12.38%	2,877
2011	11.635530	11.510291	-1.08%	3,219
2010	10.422768	11.635530	11.64%	3,577
2009	8.400103	10.422768	24.08%	5,687
2008	14.606893	8.400103	-42.49%	6,685
2007	13.722966	14.606893	6.44%	18,456
2006	12.272927	13.722966	11.81%	20,074
2005	11.608061	12.272927	5.73%	20,381
2004	10.748649	11.608061	8.00%	20,686
2003	8.566400	10.748649	25.47%	24,845

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.654362	10.999223	13.93%	3,526
2011	9.212138	9.654362	4.80%	3,526
2010	7.191287	9.212138	28.10%	5,200
2009	5.585887	7.191287	28.74%	5,918
2008*	10.000000	5.585887	-44.14%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.415485	10.609527	1.86%	0
2011	10.448755	10.415485	-0.32%	0
2010	10.367761	10.448755	0.78%	0
2009	9.836967	10.367761	5.40%	706
2008*	10.000000	9.836967	-1.63%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.628298	13.680366	17.65%	0
2011	13.493927	11.628298	-13.83%	0
2010	12.894893	13.493927	4.65%	0
2009*	10.000000	12.894893	28.95%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.154782	10.452043	2.93%	0
2011	10.289725	10.154782	-1.31%	0
2010	9.932110	10.289725	3.60%	0
2009	8.906607	9.932110	11.51%	0
2008	10.455501	8.906607	-14.81%	0
2007	10.142483	10.455501	3.09%	3,695
2006	9.891322	10.142483	2.54%	3,931
2005	9.908686	9.891322	-0.18%	0
2004	9.991948	9.908686	-0.83%	7,097
2003*	10.000000	9.991948	-0.08%	70
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.367189	12.171542	7.08%	0
2011	11.675464	11.367189	-2.64%	0
2010	9.919776	11.675464	17.70%	0
2009	8.212423	9.919776	20.79%	0
2008	13.789344	8.212423	-40.44%	0
2007	13.943023	13.789344	-1.10%	0
2006	13.462114	13.943023	3.57%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.465294	13.612073	9.20%	0
2011	13.070198	12.465294	-4.63%	0
2010	10.811558	13.070198	20.89%	0
2009	8.360084	10.811558	29.32%	0
2008	14.030202	8.360084	-40.41%	402
2007	13.250742	14.030202	5.88%	374
2006	11.842802	13.250742	11.89%	0
2005	11.262512	11.842802	5.15%	0
2004*	10.000000	11.262512	12.63%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	13.911443	15.939683	14.58%	6,436
2011	13.983946	13.911443	-0.52%	7,003
2010	11.149007	13.983946	25.43%	7,410
2009	8.544230	11.149007	30.49%	8,617
2008	17.048909	8.544230	-49.88%	9,229
2007	16.295740	17.048909	4.62%	9,889
2006	16.084619	16.295740	1.31%	9,999
2005	14.551544	16.084619	10.54%	17,438
2004	12.346352	14.551544	17.86%	17,736
2003	9.990303	12.346352	23.58%	13,483
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.920488	22.568838	19.28%	772
2011	20.960799	18.920488	-9.73%	872
2010	18.367259	20.960799	14.12%	2,215
2009	13.361713	18.367259	37.46%	3,266
2008	22.705776	13.361713	-41.15%	3,390
2007	21.701631	22.705776	4.63%	3,870
2006	18.738865	21.701631	15.81%	4,526
2005	16.654730	18.738865	12.51%	5,126
2004	14.199720	16.654730	17.29%	37,334
2003*	10.000000	14.199720	42.00%	30,849
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.803936	14.084525	19.32%	8,662
2011	13.079901	11.803936	-9.76%	10,212
2010	11.462435	13.079901	14.11%	14,931
2009	8.334165	11.462435	37.54%	18,640
2008	14.161034	8.334165	-41.15%	22,845
2007	13.537128	14.161034	4.61%	25,184
2006	11.688662	13.537128	15.81%	27,780
2005	10.391353	11.688662	12.48%	33,243
2004	8.862004	10.391353	17.26%	33,559
2003	6.296936	8.862004	40.74%	37,658
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.149985	1.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.096753	15.060940	15.00%	117
2011	13.311181	13.096753	-1.61%	117
2010	11.650774	13.311181	14.25%	117
2009	9.229598	11.650774	26.23%	366
2008	15.244535	9.229598	-39.46%	1,084
2007	14.837386	15.244535	2.74%	2,155
2006	13.108388	14.837386	13.19%	2,262
2005	12.569703	13.108388	4.29%	3,478
2004	11.670124	12.569703	7.71%	3,611
2003	9.359056	11.670124	24.69%	9,682

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.368203	10.876023	16.10%	0
2011	9.735621	9.368203	-3.77%	0
2010	8.017245	9.735621	21.43%	0
2009	5.938698	8.017245	35.00%	735
2008	9.707899	5.938698	-38.83%	0
2007	9.987465	9.707899	-2.80%	0
2006*	10.000000	9.987465	-0.13%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.456362	12.897848	3.54%	0
2011	11.675695	12.456362	6.69%	0
2010	10.848770	11.675695	7.62%	0
2009*	10.000000	10.848770	8.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.242559	11.698304	4.05%	0
2011	11.310867	11.242559	-0.60%	0
2010	10.928078	11.310867	3.50%	486
2009*	10.000000	10.928078	9.28%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.430744	14.734130	28.90%	1,274
2011	10.523301	11.430744	8.62%	0
2010*	10.000000	10.523301	5.23%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.263214	12.128803	7.69%	336
2011	10.833986	11.263214	3.96%	0
2010	10.275922	10.833986	5.43%	0
2009	9.524373	10.275922	7.89%	0
2008	10.779264	9.524373	-11.64%	0
2007	10.388939	10.779264	3.76%	0
2006*	10.000000	10.388939	3.89%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	38.784080	45.016536	16.07%	675
2011	36.823282	38.784080	5.32%	675
2010	34.098904	36.823282	7.99%	677
2009	26.613380	34.098904	28.13%	711
2008	31.810375	26.613380	-16.34%	770
2007	30.348016	31.810375	4.82%	915
2006	27.832187	30.348016	9.04%	940
2005	25.196617	27.832187	10.46%	1,485
2004	23.265299	25.196617	8.30%	2,565
2003	18.490922	23.265299	25.82%	2,717

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.507337	50.461538	27.73%	5
2011	54.064138	39.507337	-26.93%	5
2010	43.316130	54.064138	24.81%	5
2009	20.649302	43.316130	109.77%	5
2008	59.585849	20.649302	-65.35%	5
2007	44.006397	59.585849	35.40%	71
2006	32.058974	44.006397	37.27%	71
2005	24.681277	32.058974	29.89%	185
2004	19.923949	24.681277	23.88%	668
2003	13.131584	19.923949	51.73%	724
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	42.624120	43.360592	1.73%	0
2011	51.845154	42.624120	-17.79%	0
2010	40.768529	51.845154	27.17%	0
2009	26.299894	40.768529	55.01%	0
2008	49.612322	26.299894	-46.99%	0
2007	34.689305	49.612322	43.02%	0
2006	28.316407	34.689305	22.51%	0
2005	18.971961	28.316407	49.25%	0
2004	15.519976	18.971961	22.24%	0
2003	10.893391	15.519976	42.47%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.620384	-3.80%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	10.444117	11.949574	14.41%	0
2011	11.391331	10.444117	-8.32%	0
2010	10.304419	11.391331	10.55%	0
2009	8.241655	10.304419	25.03%	0
2008	13.480539	8.241655	-38.86%	0
2007	12.460805	13.480539	8.18%	0
2006	11.138923	12.460805	11.87%	0
2005	10.409093	11.138923	7.01%	0
2004	9.645954	10.409093	7.91%	0
2003	7.262866	9.645954	32.81%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.295201	16.234487	6.14%	0
2011	16.292339	15.295201	-6.12%	0
2010	13.060414	16.292339	24.75%	196
2009*	10.000000	13.060414	30.60%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.620945	18.199975	16.51%	2,224
2011	17.381158	15.620945	-10.13%	2,224
2010	13.960490	17.381158	24.50%	2,783
2009	9.950179	13.960490	40.30%	0
2008	15.746345	9.950179	-36.81%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.611707	14.375290	5.61%	8,104
2011	12.384804	13.611707	9.91%	9,212
2010	11.979304	12.384804	3.39%	4,878
2009	11.051399	11.979304	8.40%	5,928
2008	11.418201	11.051399	-3.21%	12,796
2007	10.604050	11.418201	7.68%	5,714
2006	10.612998	10.604050	-0.08%	46,527
2005	10.624530	10.612998	-0.11%	84,095
2004	10.209525	10.624530	4.06%	61,587
2003*	10.000000	10.209525	2.10%	41,832
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	12.768265	14.408594	12.85%	21,785
2011	12.590202	12.768265	1.41%	25,284
2010	11.214752	12.590202	12.26%	31,565
2009	9.655567	11.214752	16.15%	39,881
2008	15.008913	9.655567	-35.67%	54,841
2007	15.272407	15.008913	-1.73%	112,296
2006	13.261766	15.272407	15.16%	130,289
2005	12.886814	13.261766	2.91%	139,387
2004	11.596281	12.886814	11.13%	146,161
2003	9.115086	11.596281	27.22%	168,408
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.544189	13.207044	14.40%	847
2011	11.819444	11.544189	-2.33%	847
2010	10.077340	11.819444	17.29%	96
2009	7.885187	10.077340	27.80%	0
2008	10.598040	7.885187	-25.60%	858
2007	11.031146	10.598040	-3.93%	6,166
2006*	10.000000	11.031146	10.31%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.321456	13.325434	8.15%	6,190
2011	13.000998	12.321456	-5.23%	6,284
2010	12.043434	13.000998	7.95%	3,166
2009*	10.000000	12.043434	20.43%	2,049

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.619211	16.640715	13.83%	3,092
2011	14.780793	14.619211	-1.09%	3,477
2010	11.943809	14.780793	23.75%	5,819
2009	9.713315	11.943809	22.96%	6,436
2008	14.296006	9.713315	-32.06%	11,456
2007	14.633033	14.296006	-2.30%	13,441
2006	13.003864	14.633033	12.53%	16,793
2005	12.329540	13.003864	5.47%	25,426
2004	10.285373	12.329540	19.87%	25,826
2003	7.590152	10.285373	35.51%	18,814
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	10.858741	11.957972	10.12%	3,086
2011	10.941923	10.858741	-0.76%	3,724
2010	9.689745	10.941923	12.92%	3,803
2009	7.365892	9.689745	31.55%	4,149
2008	11.421512	7.365892	-35.51%	7,065
2007	10.775260	11.421512	6.00%	9,767
2006	10.032485	10.775260	7.40%	38,387
2005	9.844387	10.032485	1.91%	31,529
2004	9.424231	9.844387	4.46%	34,467
2003	7.604702	9.424231	23.93%	43,894
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	12.560075	14.296365	13.82%	41,194
2011	12.534993	12.560075	0.20%	48,686
2010	11.098333	12.534993	12.94%	60,581
2009	8.932279	11.098333	24.25%	84,213
2008	14.449022	8.932279	-38.18%	110,829
2007	13.959170	14.449022	3.51%	149,037
2006	12.288247	13.959170	13.60%	183,351
2005	11.933915	12.288247	2.97%	195,065
2004	10.967119	11.933915	8.82%	208,022
2003	8.686976	10.976119	26.25%	232,397
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	14.999638	16.290220	8.60%	13,004
2011	13.989924	14.999638	7.22%	15,726
2010	12.335042	13.989924	13.42%	19,170
2009	10.233414	12.335042	20.54%	25,252
2008	14.770045	10.233414	-30.72%	31,786
2007	14.019259	14.770045	5.36%	37,757
2006	12.237382	14.019259	14.56%	44,319
2005	11.920233	12.237382	2.66%	46,866
2004	11.537984	11.920233	3.31%	57,826
2003	9.681804	11.537984	19.17%	69,120

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.574255	16.805740	7.91%	31,640
2011	15.482982	15.574255	0.59%	43,650
2010	14.508802	15.482982	6.71%	51,508
2009	12.249031	14.508802	18.45%	66,695
2008	13.433556	12.249031	-8.82%	101,976
2007	12.962295	13.433556	3.64%	137,763
2006	12.653506	12.962295	2.44%	144,396
2005	12.700428	12.653506	-0.37%	162,729
2004	12.462369	12.700428	1.91%	176,215
2003	12.108907	12.462369	2.92%	209,370
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.963498	12.042126	9.84%	4,325
2011	11.178791	10.963498	-1.93%	4,325
2010	10.082086	11.178791	10.88%	4,325
2009	8.256936	10.082086	22.10%	4,325
2008	11.205533	8.256936	-26.31%	7,996
2007	10.487792	11.205533	6.84%	0
2006*	10.000000	10.487792	4.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.450818	11.633446	11.32%	0
2011	10.746652	10.450818	-2.75%	0
2010	9.541377	10.746652	12.63%	718
2009	7.533560	9.541377	26.65%	842
2008	11.384028	7.533560	-33.82%	1,001
2007	10.507729	11.384028	8.34%	0
2006*	10.000000	10.507729	5.08%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.893975	11.236847	13.57%	0
2011	10.338382	9.893975	-4.30%	0
2010	9.061840	10.338382	14.09%	0
2009	7.011827	9.061840	29.24%	0
2008	11.513627	7.011827	-39.10%	0
2007	10.527827	11.513627	9.36%	0
2006*	10.000000	10.527827	5.28%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.528029	9.814082	3.00%	4,027
2011	10.218924	9.528029	-6.76%	7,177
2010	8.719783	10.218924	17.19%	2,842
2009	6.007924	8.719783	45.14%	7,959
2008	13.398310	6.007924	-55.16%	7,555
2007	9.354605	13.398310	43.23%	5,261
2006*	10.000000	9.354605	-6.45%	4,091

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	13.912901	16.034604	15.25%	77,873
2011	14.025386	13.912901	-0.80%	86,867
2010	12.390959	14.025386	13.19%	108,220
2009	9.689103	12.390959	27.89%	149,484
2008	17.195174	9.689103	-43.65%	189,875
2007	17.240844	17.195174	-0.26%	252,854
2006	14.597980	17.240844	18.10%	291,772
2005	14.034109	14.597980	4.02%	327,925
2004	12.811259	14.034109	9.55%	363,204
2003	10.003066	12.811259	28.07%	376,685
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.004671	13.523417	12.65%	39,256
2011	12.188437	12.004671	-1.51%	40,345
2010	9.989586	12.188437	22.01%	45,951
2009	7.926138	9.989586	26.03%	73,232
2008	15.273930	7.926138	-48.11%	83,653
2007	12.242015	15.273930	24.77%	136,865
2006	11.661788	12.242015	4.98%	157,680
2005	11.220319	11.661788	3.93%	177,226
2004	11.047999	11.220319	1.56%	202,592
2003	8.459859	11.047999	30.59%	216,320
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.402132	15.051592	12.31%	10,622
2011	13.111684	13.402132	2.22%	10,693
2010	11.716151	13.111684	11.91%	12,212
2009	8.285591	11.716151	41.40%	22,993
2008	11.242436	8.285591	-26.30%	23,276
2007	11.136228	11.242436	0.95%	34,611
2006	10.184145	11.136228	9.35%	53,358
2005	10.099701	10.184145	0.84%	55,234
2004	9.380947	10.099701	7.66%	64,035
2003	7.512154	9.380947	24.88%	70,746
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.675049	13.100832	12.21%	3,341
2011	11.414402	11.675049	2.28%	1,683
2010	10.210790	11.414402	11.79%	2,900
2009	7.213130	10.210790	41.56%	5,919
2008	9.776164	7.213130	-26.22%	8,830
2007*	10.000000	9.776164	-2.24%	6,905

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.214988	13.746171	4.02%	7,182
2011	12.532648	13.214988	5.44%	11,384
2010	11.834084	12.532648	5.90%	15,444
2009	10.402160	11.834084	13.77%	30,895
2008	10.942735	10.402160	-4.94%	62,988
2007	10.677621	10.942735	2.48%	13,044
2006	10.408697	10.677621	2.58%	16,190
2005	10.367180	10.408697	0.40%	20,500
2004	10.104687	10.367180	2.60%	4,180
2003*	10.000000	10.104687	1.05%	1,012
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.169563	11.476643	12.85%	3,909
2011	11.581012	10.169563	-12.19%	4,379
2010	9.149056	11.581012	26.58%	8,380
2009	6.643934	9.149056	37.71%	8,307
2008	11.167854	6.643934	-40.51%	19,309
2007	9.833348	11.167854	13.57%	32,814
2006*	10.000000	9.833348	-1.67%	6,538
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.564124	14.894544	18.55%	4,892
2011	15.433555	12.564124	-18.59%	5,295
2010	13.887863	15.433555	11.13%	6,367
2009	11.168216	13.887863	24.35%	8,595
2008	20.229789	11.168216	-44.79%	8,737
2007	17.551030	20.229789	15.26%	10,412
2006	15.129373	17.551030	16.01%	11,050
2005	12.929468	15.129373	17.01%	11,961
2004	11.583907	12.929468	11.62%	12,509
2003	8.224601	11.583907	40.84%	16,453
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.775375	13.974385	18.67%	7,811
2011	14.477677	11.775375	-18.67%	9,902
2010	13.025736	14.477677	11.15%	10,584
2009	10.470591	13.025736	24.40%	16,900
2008	18.970515	10.470591	-44.81%	26,966
2007	16.455903	18.970515	15.28%	33,190
2006	14.185006	16.455903	16.01%	42,768
2005	12.127206	14.185006	16.97%	39,670
2004	10.864300	12.127206	11.62%	41,228
2003	7.711109	10.864300	40.89%	45,643

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.818429	16.022975	25.00%	4,053
2011	14.298263	12.818429	-10.35%	4,427
2010	11.496555	14.298263	24.37%	5,722
2009	7.426726	11.496555	54.80%	6,664
2008	15.467034	7.426726	-51.98%	9,261
2007	14.893926	15.467034	3.85%	7,552
2006	13.032217	14.893926	14.29%	9,893
2005	12.920158	13.032217	0.87%	13,679
2004	11.524844	12.920158	12.11%	11,913
2003	7.426249	11.524844	55.19%	26,777
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.653327	12.910664	10.79%	7,058
2011	11.572490	11.653327	0.70%	9,346
2010	10.443102	11.572490	10.81%	9,947
2009	7.830809	10.443102	33.36%	30,083
2008	11.319149	7.830809	-30.82%	48,166
2007	11.093323	11.319149	2.04%	16,952
2006*	10.000000	11.093323	10.93%	1,835
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.716856	11.313360	16.43%	2,523
2011	10.265572	9.716856	-5.35%	2,523
2010	8.140276	10.265572	26.11%	3,539
2009	6.408405	8.140276	27.02%	3,333
2008	9.728001	6.408405	-34.12%	5,497
2007	10.133296	9.728001	-4.00%	7,476
2006*	10.000000	10.133296	1.33%	1,555
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
2010	8.432430	9.143771	8.44%	0
2009	6.582545	8.432430	28.10%	0
2008*	10.000000	6.582545	-34.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.183126	11.332333	11.29%	1,464
2011	12.305253	10.183126	-17.25%	1,511
2010	10.646862	12.305253	15.58%	1,560
2009	6.270718	10.646862	69.79%	2,114
2008	13.472245	6.270718	-53.45%	1,013
2007	10.644685	13.472245	26.56%	2,494
2006*	10.000000	10.644685	6.45%	2,371

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.111717	10.601214	16.35%	0
2011	10.371969	9.111717	-12.15%	0
2010	9.728036	10.371969	6.62%	0
2009	7.209489	9.728036	34.93%	1,265
2008	12.298138	7.209489	-41.38%	556
2007	10.832375	12.298138	13.53%	4,618
2006*	10.000000	10.832375	8.32%	6,852
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.229091	17.232980	13.16%	1,564
2011	15.613571	15.229091	-2.46%	2,007
2010	13.879587	15.613571	12.49%	3,884
2009	11.890503	13.879587	16.73%	6,318
2008	11.383455	11.890503	4.45%	4,235
2007	10.425263	11.383455	9.19%	752
2006*	10.000000	10.425263	4.25%	752
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	10.301623	11.488561	11.52%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.716985	-2.83%	1,120
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.435570	23.951566	17.21%	5,255
2011	22.391287	20.435570	-8.73%	4,790
2010	20.949286	22.391287	6.88%	284
2009	17.034183	20.949286	22.98%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.512229	10.368800	21.81%	28,845
2011	9.300365	8.512229	-8.47%	31,614
2010	8.880893	9.300365	4.72%	50,744
2009	6.184179	8.880893	43.61%	65,632
2008	11.291345	6.184179	-45.23%	66,695
2007	8.403216	11.291345	34.37%	99,795
2006	7.830007	8.403216	7.32%	109,177
2005	7.072868	7.830007	10.70%	122,194
2004	6.096134	7.072868	16.02%	142,699
2003	5.155250	6.096134	18.25%	158,076

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.304075	5.043466	17.18%	4,244
2011	4.790931	4.304075	-10.16%	4,236
2010	3.915887	4.790931	22.35%	5,597
2009	2.537698	3.915887	54.31%	13,641
2008	4.605487	2.537698	-44.90%	19,156
2007	3.848176	4.605487	19.68%	57,341
2006	3.628519	3.848176	6.05%	59,972
2005	3.307220	3.628519	9.72%	61,121
2004	3.343773	3.307220	-1.09%	85,541
2003	2.321074	3.343773	44.06%	105,232
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.036128	12.284193	11.31%	21,559
2011	16.584115	11.036128	-33.45%	7,763
2010	13.487751	16.584115	22.96%	11,432
2009	7.658356	13.487751	76.12%	14,892
2008	16.301067	7.658356	-53.02%	17,994
2007	12.948047	16.301067	25.90%	34,639
2006	8.978130	12.948047	44.22%	40,775
2005	6.918472	8.978130	29.77%	43,379
2004	5.926958	6.918472	16.73%	55,778
2003	4.479412	5.926958	32.32%	65,146
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.106981	16.700709	18.39%	5,822
2011	14.039775	14.106981	0.48%	5,175
2010	11.563093	14.039775	21.42%	5,766
2009	9.279686	11.563093	24.61%	5,766
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.890980	14.691344	13.97%	4,329
2011	13.168233	12.890980	-2.11%	4,363
2010	12.038713	13.168233	9.38%	4,110
2009	9.996365	12.038713	20.43%	7,389
2008	15.112583	9.996365	-33.85%	20,903
2007	14.282895	15.112583	5.81%	19,146
2006	12.050714	14.282895	18.52%	1,038
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.360352	11.812291	14.01%	4,431
2011	10.724430	10.360352	-3.39%	997
2010*	10.000000	10.724430	7.24%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.382220	8.278144	12.14%	6,327
2011	7.558008	7.382220	-2.33%	1,970
2010	6.444333	7.558008	17.28%	3,228
2009	4.909233	6.444333	31.27%	3,879
2008	8.144006	4.909233	-39.72%	9,122
2007	6.927429	8.144006	17.56%	17,084
2006	6.634147	6.927429	4.42%	26,600
2005	6.333414	6.634147	4.75%	26,071
2004	5.953998	6.333414	6.37%	26,631
2003	4.560642	5.953998	30.55%	48,689
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.726207	15.478551	12.77%	44,010
2011	13.866343	13.726207	-1.01%	54,221
2010	12.425797	13.866343	11.59%	73,355
2009*	10.000000	12.425797	24.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.991547	11.370678	13.80%	621
2011	10.065308	9.991547	-0.73%	5,975
2010	9.136156	10.065308	10.17%	9,711
2009	7.527012	9.136156	21.38%	15,637
2008	10.898553	7.527012	-30.94%	10,441
2007	10.441173	10.898553	4.38%	5,856
2006*	10.000000	10.441173	4.41%	3,775
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.187080	11.548489	3.23%	18,187
2011	10.758440	11.187080	3.98%	20,101
2010	10.320671	10.758440	4.24%	31,510
2009	9.356954	10.320671	10.30%	30,472
2008	10.556053	9.356954	-11.36%	34,918
2007	10.423276	10.556053	1.27%	42,045
2006*	10.000000	10.423276	4.23%	13,822
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.896797	11.882881	20.07%	7,538
2011	11.095465	9.896797	-10.80%	7,573
2010	10.136054	11.095465	9.47%	9,891
2009	7.278126	10.136054	39.27%	11,042
2008	12.060105	7.278126	-39.65%	13,110
2007	10.723164	12.060105	12.47%	11,204
2006*	10.000000	10.723164	7.23%	6,347

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.204869	10.627978	15.46%	6,534
2011	9.819331	9.204869	-6.26%	11,189
2010	8.447133	9.819331	16.24%	18,073
2009	6.188730	8.447133	36.49%	25,332
2008	11.280075	6.188730	-45.14%	28,931
2007	10.250695	11.280075	10.04%	36,616
2006*	10.000000	10.250695	2.51%	28,155
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.038264	9.254218	15.13%	3,865
2011	8.359747	8.038264	-3.85%	17,768
2010	7.659289	8.359747	9.15%	19,866
2009	5.958951	7.659289	28.53%	21,871
2008	9.782890	5.958951	-39.09%	13,601
2007*	10.000000	9.782890	-2.17%	5,231
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.444472	18.526694	12.66%	5,579
2011	16.104864	16.444472	2.11%	6,145
2010	14.471327	16.104864	11.29%	8,955
2009	10.078138	14.471327	43.59%	21,563
2008	14.230330	10.078138	-29.18%	29,652
2007	14.030561	14.230330	1.42%	32,335
2006	12.897677	14.030561	8.78%	37,182
2005	12.808565	12.897677	0.70%	38,726
2004	11.829065	12.808565	8.28%	47,351
2003	9.836609	11.829065	20.26%	53,811
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.282530	14.984178	12.81%	16,232
2011	13.009539	13.282530	2.10%	16,703
2010	11.689363	13.009539	11.29%	16,501
2009	8.136171	11.689363	43.67%	5,283
2008	11.505618	8.136171	-29.29%	7,138
2007	11.340421	11.505618	1.46%	6,040
2006	10.425180	11.340421	8.78%	7,622
2005*	10.000000	10.425180	4.25%	9,159
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.090374	12.920904	16.51%	22,494
2011	11.544495	11.090374	-3.93%	25,596
2010	10.138888	11.544495	13.86%	30,744
2009	8.019511	10.138888	26.43%	46,231
2008	12.941561	8.019511	-38.03%	62,485
2007	13.458229	12.941561	-3.84%	129,301
2006	11.805622	13.458229	14.00%	150,751
2005	11.514104	11.805622	2.53%	166,516
2004	9.963657	11.514104	15.56%	155,846
2003	7.707824	9.963657	29.27%	88,917

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.619990	8.763596	15.01%	21,299
2011	8.766116	7.619990	-13.07%	22,526
2010	7.709797	8.766116	13.70%	41,540
2009	5.124937	7.709797	50.44%	61,277
2008*	10.000000	5.124937	-48.75%	2,687
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.148330	10.031599	9.65%	1,081
2011	9.606980	9.148330	-4.77%	1,081
2010	7.904167	9.606980	21.54%	0
2009	6.110003	7.904167	29.36%	0
2008*	10.000000	6.110003	-38.90%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.117565	9.987496	9.54%	0
2011	9.583187	9.117565	-4.86%	0
2010	7.885821	9.583187	21.52%	0
2009	6.108107	7.885821	29.10%	0
2008*	10.000000	6.108107	-38.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.389357	9.583379	14.23%	3,696
2011	9.110982	8.389357	-7.92%	3,696
2010	8.058507	9.110982	13.06%	0
2009	6.342067	8.058507	27.06%	0
2008*	10.000000	6.342067	-36.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.809665	10.714519	9.22%	0
2011	10.109875	9.809665	-2.97%	0
2010	9.310557	10.109875	8.59%	0
2009	7.900737	9.310557	17.84%	0
2008*	10.000000	7.900737	-20.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.203721	10.286396	11.76%	0
2011	9.691973	9.203721	-5.04%	0
2010	8.768188	9.691973	10.54%	0
2009	7.180256	8.768188	22.12%	0
2008*	10.000000	7.180256	-28.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.537207	11.140023	5.72%	958
2011	10.564529	10.537207	-0.26%	958
2010	10.057746	10.564529	5.04%	3,320
2009	9.048338	10.057746	11.16%	0
2008*	10.000000	9.048338	-9.52%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.511460	10.511275	10.51%	18,585
2011	9.901666	9.511460	-3.94%	353
2010	9.039810	9.901666	9.53%	22,929
2009	7.537235	9.039810	19.94%	18,231
2008*	10.000000	7.537235	-24.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
2010	8.487804	9.459031	11.44%	0
2009	6.818051	8.487804	24.49%	0
2008*	10.000000	6.818051	-31.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
2010	9.582985	10.276328	7.24%	1,358
2009	8.279837	9.582985	15.74%	1,415
2008*	10.000000	8.279837	-17.20%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.616012	12.309680	5.97%	0
2011	11.079660	11.616012	4.84%	0
2010	10.522958	11.079660	5.29%	0
2009	9.835494	10.522958	6.99%	3,254
2008*	10.000000	9.835494	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.471155	13.137892	5.35%	200
2011	11.956729	12.471155	4.30%	0
2010	11.244874	11.956729	6.33%	956
2009	9.819515	11.244874	14.52%	0
2008*	10.000000	9.819515	-1.80%	3,073
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.031933	21.939880	15.28%	0
2011	24.928611	19.031933	-23.65%	144
2010	21.817344	24.928611	14.26%	144
2009	13.583195	21.817344	60.62%	145
2008	32.699975	13.583195	-58.46%	184
2007	22.840560	32.699975	43.17%	558
2006	16.985684	22.840560	34.47%	591
2005	13.020203	16.985684	30.46%	631
2004	10.964194	13.020203	18.75%	2,040
2003	6.745447	10.964194	62.54%	2,602

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.101282	24.329172	15.30%	2,321
2011	27.645366	21.101282	-23.67%	2,998
2010	24.186925	27.645366	14.30%	3,907
2009	15.042758	24.186925	60.79%	6,192
2008	36.271891	15.042758	-58.53%	6,774
2007	25.340854	36.271891	43.14%	12,909
2006	18.855195	25.340854	34.40%	13,096
2005	14.451324	18.855195	30.47%	13,195
2004	12.167999	14.451324	18.76%	14,587
2003	7.488067	12.167999	62.50%	9,837
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.525064	15.735000	1.35%	36,104
2011	14.717057	15.525064	5.49%	47,937
2010	14.281051	14.717057	3.05%	59,460
2009	14.140468	14.281051	0.99%	92,188
2008	13.347313	14.140468	5.94%	104,590
2007	12.665762	13.347313	5.38%	124,659
2006	12.461292	12.665762	1.64%	145,323
2005	12.269348	12.461292	1.56%	162,747
2004	12.081076	12.269348	1.56%	175,507
2003	12.042881	12.081076	0.32%	238,408
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.131129	11.518717	13.70%	2,148
2011	11.415524	10.131129	-11.25%	2,148
2010	10.245196	11.415524	11.42%	710
2009	8.030285	10.245196	27.58%	710
2008	15.136694	8.030285	-46.95%	710
2007	12.105750	15.136694	25.04%	710
2006	9.256714	12.105750	30.78%	710
2005	7.227958	9.256714	28.07%	710
2004	6.435697	7.227958	12.31%	710
2003	4.824815	6.435697	33.39%	710
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.248453	18.469034	13.67%	993
2011	18.308307	16.248453	-11.25%	1,029
2010	16.434372	18.308307	11.40%	1,253
2009	12.886474	16.434372	27.53%	3,450
2008	24.282764	12.886474	-46.93%	2,304
2007	19.419965	24.282764	25.04%	10,786
2006	14.851148	19.419965	30.76%	11,771
2005	11.599408	14.851148	28.03%	6,426
2004	10.313672	11.599408	12.47%	8,576
2003	7.748697	10.313672	33.10%	12,418

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.475938	8.691317	16.26%	293
2011	8.721870	7.475938	-14.29%	293
2010	8.257188	8.721870	5.63%	293
2009	6.528074	8.257188	26.49%	278
2008	11.663775	6.528074	-44.03%	0
2007	10.842547	11.663775	7.57%	2,171
2006*	10.000000	10.842547	8.43%	2,243
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.557531	14.313888	13.99%	4,931
2011	13.290291	12.557531	-5.51%	5,301
2010	11.788571	13.290291	12.74%	12,457
2009	9.422814	11.788571	25.11%	15,335
2008	15.170486	9.422814	-37.89%	20,297
2007	14.558931	15.170486	4.20%	39,661
2006	12.665956	14.558931	14.95%	100,058
2005	11.931477	12.665956	6.16%	104,606
2004	10.639301	11.931477	12.15%	108,843
2003	8.203385	10.639301	29.69%	83,391
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0
2010	11.511714	12.433015	8.00%	0
2009*	10.000000	11.511714	15.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
2010	12.069770	13.298836	10.18%	0
2009*	10.000000	12.069770	20.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.425243	12.852190	3.44%	5,103
2011	12.273494	12.425243	1.24%	5,114
2010	11.784925	12.273494	4.15%	5,878
2009	10.984715	11.784925	7.28%	15,282
2008	11.884834	10.984715	-7.57%	16,169
2007	11.468184	11.884834	3.63%	18,062
2006	10.983058	11.468184	4.42%	22,566
2005	10.809357	10.983058	1.61%	23,600
2004	10.502098	10.809357	2.93%	143,775
2003	9.895838	10.502098	6.13%	162,571

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.811240	13.961615	8.98%	68,301
2011	13.030994	12.811240	-1.69%	86,176
2010	11.945785	13.030994	9.08%	103,289
2009	10.195277	11.945785	17.17%	157,610
2008	13.497257	10.195277	-24.46%	105,219
2007	12.989787	13.497257	3.91%	104,098
2006	11.860570	12.989787	9.52%	91,373
2005	11.447227	11.860570	3.61%	68,571
2004	10.625957	11.447227	7.73%	362,284
2003	8.999570	10.625957	18.07%	300,999
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.827832	14.351642	11.88%	13,488
2011	13.325997	12.827832	-3.74%	19,682
2010	12.008250	13.325997	10.97%	19,946
2009	9.815472	12.008250	22.34%	22,618
2008	14.546762	9.815472	-32.52%	51,214
2007	13.935085	14.546762	4.39%	61,397
2006	12.369589	13.935085	12.66%	68,216
2005	11.745826	12.369589	5.31%	65,718
2004	10.654414	11.745826	10.24%	281,769
2003	8.553922	10.654414	24.56%	247,166
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.874464	13.679526	6.25%	6,830
2011	12.825438	12.874464	0.38%	7,148
2010	12.017093	12.825438	6.73%	7,736
2009	10.665626	12.017093	12.67%	28,498
2008	12.765018	10.665626	-16.45%	49,449
2007	12.261864	12.765018	4.10%	46,128
2006	11.498511	12.261864	6.64%	46,096
2005	11.188941	11.498511	2.77%	41,946
2004	10.616601	11.188941	5.39%	240,796
2003	9.494075	10.616601	11.82%	242,387
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.289460	15.511833	16.72%	106,243
2011	13.820663	13.289460	-3.84%	135,734
2010	12.915827	13.820663	7.01%	177,473
2009*	10.000000	12.915827	29.16%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	25.327907	29.261437	15.53%	12,864
2011	26.424307	25.327907	-4.15%	18,361
2010	21.289110	26.424307	24.12%	23,674
2009	15.828437	21.289110	34.50%	33,772
2008	25.331025	15.828437	-37.51%	47,714
2007	23.947955	25.331025	5.78%	61,561
2006	22.157413	23.947955	8.08%	73,280
2005	20.096540	22.157413	10.25%	74,287
2004	17.655987	20.096540	13.82%	79,613
2003	13.332102	17.655987	32.43%	81,045
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.026379	10.843956	-1.65%	91,829
2011	11.210847	11.026379	-1.65%	135,550
2010	11.398912	11.210847	-1.65%	161,092
2009	11.585286	11.398912	-1.61%	194,884
2008	11.542601	11.585286	0.37%	386,647
2007	11.200509	11.542601	3.05%	220,349
2006	10.894355	11.200509	2.81%	204,212
2005	10.788773	10.894355	0.98%	176,733
2004	10.881482	10.788773	-0.85%	335,579
2003	10.995248	10.881482	-1.03%	364,287
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	15.878371	17.528677	10.39%	15,788
2011	15.295503	15.878371	3.81%	12,663
2010	14.063112	15.295503	8.76%	15,086
2009	11.496194	14.063112	22.33%	26,967
2008	14.132859	11.496194	-18.66%	36,044
2007	13.735964	14.132859	2.89%	91,325
2006	13.321271	13.735964	3.11%	104,747
2005	13.255163	13.321271	0.50%	108,106
2004	12.650922	13.255163	4.78%	137,603
2003	11.473014	12.650922	10.27%	119,665
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.147768	9.277451	13.86%	23,496
2011	9.140387	8.147768	-10.86%	25,707
2010	8.149676	9.140387	12.16%	36,334
2009	6.072420	8.149676	34.21%	56,726
2008*	10.000000	6.072420	-39.28%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.718277	14.663746	15.30%	2,679
2011	15.415417	12.718277	-17.50%	2,908
2010	14.770986	15.415417	4.36%	3,251
2009	11.567338	14.770986	27.70%	4,043
2008	21.916405	11.567338	-47.22%	11,101
2007	21.651448	21.916405	1.22%	12,896
2006	17.934223	21.651448	20.73%	15,150
2005	16.272754	17.934223	10.21%	19,620
2004	13.758110	16.272754	18.28%	10,054
2003*	10.000000	13.758110	37.58%	293
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.715404	9.973093	14.43%	5,577
2011	9.126546	8.715404	-4.50%	7,623
2010	8.033533	9.126546	13.61%	8,418
2009	6.294094	8.033533	27.64%	1,106
2008*	10.000000	6.294094	-37.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.631549	11.159296	15.86%	301
2011	10.399117	9.631549	-7.38%	301
2010*	10.000000	10.399117	3.99%	301
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.057449	9.318191	15.65%	0
2011	8.723860	8.057449	-7.64%	0
2010	7.867363	8.723860	10.89%	0
2009	6.278351	7.867363	25.31%	0
2008*	10.000000	6.278351	-37.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.121841	10.308026	13.00%	50,952
2011	9.684178	9.121841	-5.81%	60,187
2010	7.764221	9.684178	24.73%	83,095
2009	6.210174	7.764221	25.02%	106,014
2008*	10.000000	6.210174	-37.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.693418	11.091371	14.42%	46,158
2011	10.089948	9.693418	-3.93%	62,453
2010	8.575528	10.089948	17.66%	83,659
2009	6.683090	8.575528	28.32%	119,584
2008*	10.000000	6.683090	-33.17%	1,315

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.140838	14.660146	11.56%	8,837
2011	13.448046	13.140838	-2.28%	9,732
2010	10.899692	13.448046	23.38%	10,523
2009	8.694850	10.899692	25.36%	20,354
2008	16.500572	8.694850	-47.31%	26,989
2007	15.288267	16.500572	7.93%	35,099
2006	15.061103	15.288267	1.51%	46,672
2005	14.166800	15.061103	6.31%	53,627
2004	12.700547	14.166800	11.54%	57,024
2003	9.617770	12.700547	32.05%	57,832
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	29.523646	34.971850	18.45%	11,962
2011	31.621378	29.523646	-6.63%	14,651
2010	25.395119	31.621378	24.52%	15,244
2009	20.458082	25.395119	24.13%	23,263
2008	30.659723	20.458082	-33.27%	32,782
2007	33.485668	30.659723	-8.44%	45,887
2006	29.026186	33.485668	15.36%	51,410
2005	28.631870	29.026186	1.38%	56,345
2004	24.818800	28.631870	15.36%	61,211
2003	16.087835	24.818800	54.27%	61,160
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	25.074127	28.482329	13.59%	11,870
2011	26.994603	25.074127	-7.11%	15,153
2010	21.901665	26.994603	23.25%	21,885
2009	16.532129	21.901665	32.48%	34,705
2008	27.195852	16.532129	-39.21%	55,812
2007	27.077341	27.195852	0.44%	80,355
2006	24.572263	27.077341	10.19%	92,125
2005	22.243450	24.572263	10.47%	105,254
2004	19.001877	22.243450	17.06%	132,647
2003	13.701015	19.001877	38.69%	131,158
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.433035	12.842232	12.33%	9,732
2011	11.563297	11.433035	-1.13%	10,496
2010	10.363320	11.563297	11.58%	16,647
2009	8.356437	10.363320	24.02%	18,374
2008	14.538377	8.356437	-42.52%	29,158
2007	13.665574	14.538377	6.39%	49,112
2006	12.227790	13.665574	11.76%	53,029
2005	11.571236	12.227790	5.67%	57,595
2004	10.720003	11.571236	7.94%	68,497
2003	8.547905	10.720003	25.41%	78,118

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.636371	10.973139	13.87%	35,692
2011	9.199628	9.636371	4.75%	43,796
2010	7.185158	9.199628	28.04%	54,695
2009	5.583979	7.185158	28.67%	74,420
2008*	10.000000	5.583979	-44.16%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.396146	10.584447	1.81%	121
2011	10.434627	10.396146	-0.37%	121
2010	10.358995	10.434627	0.73%	6,783
2009	9.833644	10.358995	5.34%	5,586
2008*	10.000000	9.833644	-1.66%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.612565	13.654891	17.59%	436
2011	13.482517	11.612565	-13.87%	460
2010	12.890526	13.482517	4.59%	573
2009*	10.000000	12.890526	28.91%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.110137	10.400788	2.87%	8,387
2011	10.249691	10.110137	-1.36%	14,193
2010	9.898494	10.249691	3.55%	36,080
2009	8.880976	9.898494	11.46%	19,680
2008	10.430732	8.880976	-14.86%	21,011
2007	10.123616	10.430732	3.03%	23,084
2006	9.877916	10.123616	2.49%	28,898
2005	9.900293	9.877916	-0.23%	30,069
2004	9.988556	9.900293	-0.88%	48,277
2003*	10.000000	9.988556	-0.11%	22,237
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.311461	12.105706	7.02%	0
2011	11.624127	11.311461	-2.69%	0
2010	9.881167	11.624127	17.64%	0
2009	8.184625	9.881167	20.73%	0
2008	13.749672	8.184625	-40.47%	0
2007	13.910027	13.749672	-1.15%	0
2006	13.437060	13.910027	3.52%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.416826	13.552243	9.14%	0
2011	13.025977	12.416826	-4.68%	0
2010	10.780466	13.025977	20.83%	0
2009	8.340289	10.780466	29.26%	0
2008	14.004101	8.340289	-40.44%	0
2007	13.232854	14.004101	5.83%	0
2006	11.832816	13.232854	11.83%	0
2005	11.258724	11.832816	5.10%	0
2004*	10.000000	11.258724	12.59%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	13.818060	15.824629	14.52%	7,604
2011	13.897125	13.818060	-0.57%	8,863
2010	11.085415	13.897125	25.36%	10,325
2009	8.499807	11.085415	30.42%	16,784
2008	16.968927	8.499807	-49.91%	20,173
2007	16.227583	16.968927	4.57%	29,317
2006	16.025463	16.227583	1.26%	32,317
2005	14.505376	16.025463	10.48%	32,294
2004	12.313446	14.505376	17.80%	39,039
2003	9.968740	12.313446	23.52%	41,202
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.837322	22.458207	19.22%	19,338
2011	20.879264	18.837322	-9.78%	20,731
2010	18.305112	20.879264	14.06%	22,451
2009	13.323276	18.305112	37.39%	32,588
2008	22.652004	13.323276	-41.18%	52,096
2007	21.661296	22.652004	4.57%	46,845
2006	18.713519	21.661296	15.75%	49,956
2005	16.640631	18.713519	12.46%	58,401
2004	14.194919	16.640631	17.23%	96,473
2003*	10.000000	14.194919	41.95%	79,550
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.734129	13.994104	19.26%	38,213
2011	13.009145	11.734129	-9.80%	46,423
2010	11.406210	13.009145	14.05%	60,855
2009	8.297510	11.406210	37.47%	79,173
2008	14.105944	8.297510	-41.18%	109,747
2007	13.491361	14.105944	4.56%	246,421
2006	11.655041	13.491361	15.76%	262,797
2005	10.366717	11.655041	12.43%	278,226
2004	8.845490	10.366717	17.20%	301,259
2003	6.288389	8.845490	40.66%	316,265
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.149055	1.49%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.008854	14.952247	14.94%	41,459
2011	13.228552	13.008854	-1.66%	49,368
2010	11.584325	13.228552	14.19%	62,124
2009	9.181622	11.584325	26.17%	84,098
2008	15.173013	9.181622	-39.49%	102,302
2007	14.775327	15.173013	2.69%	130,742
2006	13.060178	14.775327	13.13%	156,203
2005	12.529835	13.060178	4.23%	176,004
2004	11.639025	12.529835	7.65%	190,341
2003	9.338857	11.639025	24.63%	214,581

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.341222	10.839177	16.04%	351
2011	9.712507	9.341222	-3.82%	0
2010	8.002283	9.712507	21.37%	1,875
2009	5.930641	8.002283	34.93%	2,009
2008	9.699671	5.930641	-38.86%	5,917
2007	9.984100	9.699671	-2.85%	6,155
2006*	10.000000	9.984100	-0.16%	555
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.439490	12.873813	3.49%	1,482
2011	11.665801	12.439490	6.63%	112
2010	10.845085	11.665801	7.57%	112
2009*	10.000000	10.845085	8.45%	203
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.227334	11.676512	4.00%	15,064
2011	11.301282	11.227334	-0.65%	13,845
2010	10.924366	11.301282	3.45%	2,694
2009*	10.000000	10.924366	9.24%	1,001
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.421095	14.714212	28.83%	2,146
2011	10.519755	11.421095	8.57%	1,302
2010*	10.000000	10.519755	5.20%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.230833	12.087773	7.63%	3,103
2011	10.808313	11.230833	3.91%	2,991
2010	10.256771	10.808313	5.38%	3,124
2009	9.511461	10.256771	7.84%	3,051
2008	10.770119	9.511461	-11.69%	7,690
2007	10.385438	10.770119	3.70%	94
2006*	10.000000	10.385438	3.85%	24,021
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	38.523903	44.691789	16.01%	807
2011	36.594804	38.523903	5.27%	1,932
2010	33.904538	36.594804	7.93%	2,377
2009	26.475117	33.904538	28.06%	2,604
2008	31.661206	26.475117	-16.38%	2,936
2007	30.221133	31.661206	4.77%	2,998
2006	27.729876	30.221133	8.98%	3,377
2005	25.116712	27.729876	10.40%	3,436
2004	23.203314	25.116712	8.25%	3,744
2003	18.451021	23.203314	25.76%	9,222

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.242213	50.097390	27.66%	1,608
2011	53.728614	39.242213	-26.96%	850
2010	43.069151	53.728614	24.75%	1,291
2009	20.541986	43.069151	109.66%	1,785
2008	59.306449	20.541986	-65.36%	1,933
2007	43.822423	59.306449	35.33%	3,438
2006	31.941114	43.822423	37.20%	5,585
2005	24.602994	31.941114	29.83%	7,203
2004	19.870857	24.602994	23.81%	8,136
2003	13.103231	19.870857	51.65%	11,282
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	42.338165	43.047760	1.68%	561
2011	51.523505	42.338165	-17.83%	0
2010	40.536170	51.523505	27.11%	0
2009	26.163298	40.536170	54.94%	575
2008	49.379822	26.163298	-47.02%	1,038
2007	34.544385	49.379822	42.95%	1,650
2006	28.212403	34.544385	22.44%	2,254
2005	18.911846	28.212403	49.18%	2,694
2004	15.478646	18.911846	22.18%	5,275
2003	10.869895	15.478646	42.40%	9,972
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.617126	-3.83%	1,576
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	10.378054	11.867938	14.36%	0
2011	11.325020	10.378054	-8.36%	0
2010	10.249634	11.325020	10.49%	0
2009	8.202012	10.249634	24.96%	4,067
2008	13.422531	8.202012	-38.89%	4,511
2007	12.413523	13.422531	8.13%	4,511
2006	11.102283	12.413523	11.81%	4,511
2005	10.380113	11.102283	6.96%	4,511
2004	9.623995	10.380113	7.86%	4,511
2003	7.250000	9.623995	32.74%	4,511
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.274494	16.204260	6.09%	900
2011	16.278538	15.274494	-6.17%	453
2010	13.055981	16.278538	24.68%	117
2009*	10.000000	13.055981	30.56%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.544324	18.101473	16.45%	0
2011	17.304699	15.544324	-10.17%	0
2010	13.906134	17.304699	24.44%	0
2009	9.916493	13.906134	40.23%	0
2008	15.701038	9.916493	-36.84%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.551810	14.304737	5.56%	0
2011	12.336573	13.551810	9.85%	0
2010	11.938727	12.336573	3.33%	0
2009	11.019566	11.938727	8.34%	0
2008	11.391105	11.019566	-3.26%	0
2007	10.584296	11.391105	7.62%	0
2006	10.598601	10.584296	-0.13%	0
2005	10.615502	10.598601	-0.16%	0
2004	10.206041	10.615502	4.01%	0
2003*	10.000000	10.206041	2.06%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	9.530529	10.749429	12.79%	297
2011	9.402390	9.530529	1.36%	297
2010	8.379453	9.402390	12.21%	297
2009	7.218139	8.379453	16.09%	2,454
2008	11.225835	7.218139	-35.70%	2,236
2007	11.428768	11.225835	-1.78%	2,823
2006	9.929177	11.428768	15.10%	2,823
2005	9.653346	9.929177	2.86%	2,889
2004	8.691036	9.653346	11.07%	2,848
2003	6.834929	8.691036	27.16%	2,898
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.510986	13.162337	14.35%	963
2011	11.791438	11.510986	-2.38%	742
2010	10.058556	11.791438	17.23%	3,111
2009	7.874490	10.058556	27.74%	1,369
2008	10.589059	7.874490	-25.64%	0
2007	11.027429	10.589059	-3.98%	0
2006*	10.000000	11.027429	10.27%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.304760	13.300593	8.09%	0
2011	12.989971	12.304760	-5.27%	0
2010	12.039340	12.989971	7.90%	0
2009*	10.000000	12.039340	20.39%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.547509	16.550657	13.77%	91
2011	14.715765	14.547509	-1.14%	91
2010	11.897305	14.715765	23.69%	91
2009	9.680413	11.897305	22.90%	91
2008	14.254844	9.680413	-32.09%	91
2007	14.598370	14.254844	-2.35%	91
2006	12.979641	14.598370	12.47%	91
2005	12.312807	12.979641	5.42%	0
2004	10.276639	12.312807	19.81%	0
2003	7.587564	10.276639	35.44%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	7.841992	8.631440	10.07%	0
2011	7.906074	7.841992	-0.81%	0
2010	7.004877	7.906074	12.87%	448
2009	5.327622	7.004877	31.48%	448
2008	8.265192	5.327622	-35.54%	1,477
2007	7.801519	8.265192	5.94%	1,477
2006	7.267419	7.801519	7.35%	1,477
2005	7.134773	7.267419	1.86%	1,477
2004	6.833733	7.134773	4.41%	4,795
2003	5.517158	6.833733	23.86%	6,203
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	9.127006	10.383420	13.77%	26,937
2011	9.113400	9.127006	0.15%	27,940
2010	8.072997	9.113400	12.89%	27,940
2009	6.500695	8.072997	24.19%	27,940
2008	10.521014	6.500695	-38.21%	28,837
2007	10.169522	10.521014	3.46%	31,058
2006	8.956764	10.169522	13.54%	32,485
2005	8.702901	8.956764	2.92%	31,277
2004	8.001922	8.702901	8.76%	34,636
2003	6.341490	8.001922	26.18%	34,636
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	11.194577	12.151577	8.55%	1,777
2011	10.446304	11.194577	7.16%	1,777
2010	9.215280	10.446304	13.36%	1,777
2009	7.649085	9.215280	20.48%	2,216
2008	11.045665	7.649085	-30.75%	3,214
2007	10.489561	11.045665	5.30%	3,523
2006	9.160955	10.489561	14.50%	3,523
2005	8.928061	9.160955	2.61%	3,850
2004	8.646151	8.928061	3.26%	3,850
2003	7.258882	8.646151	19.11%	3,850

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.474309	16.689388	7.85%	0
2011	15.391419	15.474309	0.54%	483
2010	14.430333	15.391419	6.66%	483
2009	12.188974	14.430333	18.39%	19,554
2008	13.374489	12.188974	-8.86%	18,029
2007	12.911892	13.374489	3.58%	18,029
2006	12.610701	12.911892	2.39%	18,029
2005	12.663894	12.610701	-0.42%	18,029
2004	12.432845	12.663894	1.86%	18,029
2003	12.086367	12.432845	2.87%	18,029
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.931955	12.001362	9.78%	0
2011	11.152294	10.931955	-1.98%	0
2010	10.063301	11.152294	10.82%	0
2009	8.245737	10.063301	22.04%	0
2008	11.196038	8.245737	-26.35%	0
2007	10.484257	11.196038	6.79%	0
2006*	10.000000	10.484257	4.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.420710	11.594022	11.26%	0
2011	10.721144	10.420710	-2.80%	0
2010	9.523576	10.721144	12.57%	0
2009	7.523329	9.523576	26.59%	0
2008	11.374367	7.523329	-33.86%	0
2007	10.504183	11.374367	8.28%	0
2006*	10.000000	10.504183	5.04%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.865492	11.198787	13.51%	0
2011	10.313841	9.865492	-4.35%	0
2010	9.044919	10.313841	14.03%	0
2009	7.002297	9.044919	29.17%	0
2008	11.503856	7.002297	-39.13%	0
2007	10.524279	11.503856	9.31%	0
2006*	10.000000	10.524279	5.24%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.500586	9.780820	2.95%	0
2011	10.194669	9.500586	-6.81%	0
2010	8.703507	10.194669	17.13%	0
2009	5.999758	8.703507	45.06%	0
2008	13.386940	5.999758	-55.18%	0
2007	9.351449	13.386940	43.15%	0
2006*	10.000000	9.351449	-6.49%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	10.446041	12.032916	15.19%	773
2011	10.535840	10.446041	-0.85%	773
2010	9.312785	10.535840	13.13%	773
2009	7.285831	9.312785	27.82%	583
2008	12.936709	7.285831	-43.68%	706
2007	12.977703	12.936709	-0.32%	706
2006	10.993905	12.977703	18.04%	2,379
2005	10.574610	10.993905	3.97%	4,537
2004	9.658120	10.574610	9.49%	4,862
2003	7.544918	9.658120	28.01%	6,376
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	8.443178	9.506510	12.59%	4,796
2011	8.576777	8.443178	-1.56%	4,796
2010	7.033050	8.576777	21.95%	4,796
2009	5.583142	7.033050	25.97%	8,060
2008	10.764399	5.583142	-48.13%	9,059
2007	8.632044	10.764399	24.70%	11,204
2006	8.227083	8.632044	4.92%	30,506
2005	7.919648	8.227083	3.88%	30,903
2004	7.801994	7.919648	1.51%	32,512
2003	5.977313	7.801994	30.53%	33,317
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	11.527067	12.939146	12.25%	0
2011	11.282982	11.527067	2.16%	0
2010	10.087208	11.282982	11.85%	0
2009	7.137243	10.087208	41.33%	0
2008	9.689202	7.137243	-26.34%	0
2007	9.602576	9.689202	0.90%	0
2006	8.786070	9.602576	9.29%	0
2005	8.717634	8.786070	0.79%	0
2004	8.101344	8.717634	7.61%	1,540
2003	6.490761	8.101344	24.81%	1,540
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.647374	13.063136	12.16%	0
2011	11.393124	11.647374	2.23%	0
2010	10.196940	11.393124	11.73%	0
2009	7.207015	10.196940	41.49%	0
2008	9.772842	7.207015	-26.25%	0
2007*	10.000000	9.772842	-2.27%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.156851	13.678721	3.97%	1,795
2011	12.483852	13.156851	5.39%	2,921

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.140302	11.437780	12.80%	0
2011	11.553557	10.140302	-12.23%	0
2010	9.132006	11.553557	26.52%	0
2009	6.634926	9.132006	37.64%	680
2008	11.158385	6.634926	-40.54%	1,609
2007	9.830032	11.158385	13.51%	5,942
2006*	10.000000	9.830032	-1.70%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	9.563041	11.331040	18.49%	101
2011	11.753048	9.563041	-18.63%	303
2010	10.581339	11.753048	11.07%	1,180
2009	8.513548	10.581339	24.29%	1,180
2008	15.429063	8.513548	-44.82%	1,180
2007	13.392845	15.429063	15.20%	1,180
2006	11.550783	13.392845	15.95%	3,190
2005	9.876226	11.550783	16.96%	3,190
2004	8.852908	9.876226	11.56%	4,451
2003	6.288770	8.852908	40.77%	4,451
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.717606	13.898742	18.61%	0
2011	14.413982	11.717606	-18.71%	0
2010	12.975013	14.413982	11.09%	0
2009	10.435125	12.975013	24.34%	1,025
2008	18.915891	10.435125	-44.83%	947
2007	16.416913	18.915891	15.22%	875
2006	14.158574	16.416913	15.95%	958
2005	12.110746	14.158574	16.91%	2,369
2004	10.855078	12.110746	11.57%	2,013
2003	7.708483	10.855078	40.82%	2,027
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.755538	15.936247	24.94%	0
2011	14.235332	12.755538	-10.40%	0
2010	11.451772	14.235332	24.31%	0
2009	7.401564	11.451772	54.72%	0
2008	15.422507	7.401564	-52.01%	473
2007	14.858647	15.422507	3.79%	1,460
2006	13.007946	14.858647	14.23%	2,285
2005	12.902636	13.007946	0.82%	1,340
2004	11.515065	12.902636	12.05%	2,811
2003	7.423709	11.515065	55.11%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.619776	12.866930	10.73%	0
2011	11.545028	11.619776	0.65%	0
2010	10.423613	11.545028	10.76%	1,761
2009	7.820175	10.423613	33.29%	0
2008	11.309545	7.820175	-30.85%	0
2007	11.089575	11.309545	1.98%	0
2006*	10.000000	11.089575	10.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.688855	11.275001	16.37%	0
2011	10.241189	9.688855	-5.39%	0
2010	8.125063	10.241189	26.04%	0
2009	6.399697	8.125063	26.96%	0
2008	9.719744	6.399697	-34.16%	0
2007	10.129883	9.719744	-4.05%	0
2006*	10.000000	10.129883	1.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.838033	10.019480	13.37%	0
2011	9.131381	8.838033	-3.21%	0
2010	8.425280	9.131381	8.38%	0
2009	6.580310	8.425280	28.04%	0
2008*	10.000000	6.580310	-34.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.153813	11.293945	11.23%	0
2011	12.276071	10.153813	-17.29%	0
2010	10.627001	12.276071	15.52%	0
2009	6.262201	10.627001	69.70%	0
2008	13.460804	6.262201	-53.48%	0
2007	10.641087	13.460804	26.50%	0
2006*	10.000000	10.641087	6.41%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.085484	10.565311	16.29%	0
2011	10.347358	9.085484	-12.20%	0
2010	9.709886	10.347358	6.57%	0
2009	7.199705	9.709886	34.87%	0
2008	12.287718	7.199705	-41.41%	0
2007	10.828723	12.287718	13.47%	0
2006*	10.000000	10.828723	8.29%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.185320	17.174676	13.10%	0
2011	15.576602	15.185320	-2.51%	0
2010	13.853761	15.576602	12.44%	0
2009	11.874402	13.853761	16.67%	0
2008	11.373802	11.874402	4.40%	0
2007	10.421750	11.373802	9.14%	0
2006*	10.000000	10.421750	4.22%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	10.251100	11.426405	11.47%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.713629	-2.86%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.320791	23.804924	17.15%	0
2011	22.276829	20.320791	-8.78%	0
2010	20.852791	22.276829	6.83%	0
2009	16.964338	20.852791	22.92%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.460768	10.300857	21.75%	0
2011	9.248831	8.460768	-8.52%	573
2010	8.836160	9.248831	4.67%	573
2009	6.156160	8.836160	43.53%	573
2008	11.245915	6.156160	-45.26%	3,248
2007	8.373693	11.245915	34.30%	3,248
2006	7.806451	8.373693	7.27%	3,248
2005	7.055157	7.806451	10.65%	3,248
2004	6.083963	7.055157	15.96%	8,838
2003	5.147573	6.083963	18.19%	10,631
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.278021	5.010391	17.12%	609
2011	4.764356	4.278021	-10.21%	1,170
2010	3.896141	4.764356	22.28%	1,170
2009	2.526192	3.896141	54.23%	2,040
2008	4.586938	2.526192	-44.93%	3,317
2007	3.834638	4.586938	19.62%	3,317
2006	3.617587	3.834638	6.00%	3,317
2005	3.298923	3.617587	9.66%	3,316
2004	3.337081	3.298923	-1.14%	6,608
2003	2.317610	3.337081	43.99%	6,608

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.969394	12.203674	11.25%	2,880
2011	16.492218	10.969394	-33.49%	600
2010	13.419831	16.492218	22.89%	600
2009	7.623666	13.419831	76.03%	1,456
2008	16.235545	7.623666	-53.04%	2,784
2007	12.902589	16.235545	25.83%	2,784
2006	8.951137	12.902589	44.14%	12,932
2005	6.901163	8.951137	29.70%	12,932
2004	5.915144	6.901163	16.67%	19,743
2003	4.472745	5.915144	32.25%	19,743
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.052191	16.627377	18.33%	0
2011	13.992337	14.052191	0.43%	0
2010	11.529869	13.992337	21.36%	0
2009	9.257720	11.529869	24.54%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.827754	14.611837	13.91%	1,179
2011	13.110285	12.827754	-2.16%	1,318
2010	11.991826	13.110285	9.33%	1,566
2009	9.962500	11.991826	20.37%	710
2008	15.069070	9.962500	-33.89%	1,552
2007	14.249058	15.069070	5.75%	0
2006	12.028264	14.249058	18.46%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.351608	11.796298	13.96%	0
2011	10.720815	10.351608	-3.44%	0
2010*	10.000000	10.720815	7.21%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	5.590835	6.266153	12.08%	3,466
2011	5.726869	5.590835	-2.38%	1,115
2010	4.885505	5.726869	17.22%	1,153
2009	3.723622	4.885505	31.20%	1,150
2008	6.180327	3.723622	-39.75%	1,118
2007	5.259774	6.180327	17.50%	1,230
2006	5.039656	5.259774	4.37%	1,259
2005	4.813650	5.039656	4.70%	1,980
2004	4.527588	4.813650	6.32%	1,922
2003	3.469794	4.527588	30.49%	1,883
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.707619	15.449717	12.71%	1,184
2011	13.854600	13.707619	-1.06%	1,184
2010	12.421582	13.854600	11.54%	2,396
2009*	10.000000	12.421582	24.22%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.962813	11.332197	13.74%	0
2011	10.041443	9.962813	-0.78%	0
2010	9.119112	10.041443	10.11%	0
2009	7.516796	9.119112	21.32%	0
2008	10.889310	7.516796	-30.97%	0
2007	10.437649	10.889310	4.33%	0
2006*	10.000000	10.437649	4.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.154904	11.509405	3.18%	0
2011	10.732937	11.154904	3.93%	0
2010	10.301441	10.732937	4.19%	0
2009	9.344260	10.301441	10.24%	0
2008	10.547109	9.344260	-11.40%	0
2007	10.419772	10.547109	1.22%	0
2006*	10.000000	10.419772	4.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.868315	11.842648	20.01%	0
2011	11.069150	9.868315	-10.85%	0
2010	10.117159	11.069150	9.41%	0
2009	7.268248	10.117159	39.20%	0
2008	12.049870	7.268248	-39.68%	0
2007	10.719544	12.049870	12.41%	0
2006*	10.000000	10.719544	7.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.178394	10.592016	15.40%	396
2011	9.796069	9.178394	-6.31%	396
2010	8.431393	9.796069	16.19%	396
2009	6.180334	8.431393	36.42%	396
2008	11.270518	6.180334	-45.16%	396
2007	10.247234	11.270518	9.99%	396
2006*	10.000000	10.247234	2.47%	396
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.019205	9.227568	15.07%	0
2011	8.344149	8.019205	-3.89%	0
2010	7.648876	8.344149	9.09%	0
2009	5.953882	7.648876	28.47%	0
2008	9.779553	5.953882	-39.12%	0
2007*	10.000000	9.779553	-2.20%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.092896	16.995311	12.60%	0
2011	14.788691	15.092896	2.06%	258
2010	13.295414	14.788691	11.23%	258
2009	9.263916	13.295414	43.52%	258
2008	13.087309	9.263916	-29.21%	258
2007	12.910184	13.087309	1.37%	258
2006	11.873788	12.910184	8.73%	258
2005	11.797727	11.873788	0.64%	258
2004	10.901080	11.797727	8.23%	258
2003	9.069535	10.901080	20.19%	258
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.237609	14.925898	12.75%	0
2011	12.972115	13.237609	2.05%	0
2010	11.661664	12.972115	11.24%	0
2009	8.121026	11.661664	43.60%	0
2008	11.490054	8.121026	-29.32%	0
2007	11.330863	11.490054	1.40%	0
2006	10.421681	11.330863	8.72%	0
2005*	10.000000	10.421681	4.22%	1,115
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.618507	10.035926	16.45%	517
2011	8.975974	8.618507	-3.98%	517
2010	7.887116	8.975974	13.81%	517
2009	6.241606	7.887116	26.36%	517
2008	10.077576	6.241606	-38.06%	517
2007	10.485261	10.077576	-3.89%	2,604
2006	9.202382	10.485261	13.94%	5,098
2005	8.979694	9.202382	2.48%	2,968
2004	7.774478	8.979694	15.50%	0
2003	6.017346	7.774478	29.20%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.605763	8.742790	14.95%	0
2011	8.754195	7.605763	-13.12%	0
2010	7.703242	8.754195	13.64%	0
2009	5.123186	7.703242	50.36%	0
2008*	10.000000	5.123186	-48.77%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.131281	10.007801	9.60%	0
2011	9.593953	9.131281	-4.82%	0
2010	7.897457	9.593953	21.48%	0
2009	6.107929	7.897457	29.30%	0
2008*	10.000000	6.107929	-38.92%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.100603	9.963831	9.49%	0
2011	9.570204	9.100603	-4.91%	0
2010	7.879127	9.570204	21.46%	0
2009	6.106026	7.879127	29.04%	0
2008*	10.000000	6.106026	-38.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
2010	8.051675	9.098629	13.00%	0
2009	6.339916	8.051675	27.00%	0
2008*	10.000000	6.339916	-36.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.791400	10.689127	9.17%	0
2011	10.096181	9.791400	-3.02%	0
2010	9.302682	10.096181	8.53%	0
2009	7.898055	9.302682	17.78%	0
2008*	10.000000	7.898055	-21.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.186597	10.262027	11.71%	0
2011	9.678850	9.186597	-5.09%	0
2010	8.760766	9.678850	10.48%	0
2009	7.177820	8.760766	22.05%	0
2008*	10.000000	7.177820	-28.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.517582	11.113606	5.67%	0
2011	10.550197	10.517582	-0.31%	0
2010	10.049218	10.550197	4.99%	0
2009	9.045270	10.049218	11.10%	0
2008*	10.000000	9.045270	-9.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.493730	10.486339	10.46%	0
2011	9.888232	9.493730	-3.99%	0
2010	9.032136	9.888232	9.48%	0
2009	7.534670	9.032136	19.87%	0
2008*	10.000000	7.534670	-24.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.852121	9.970461	12.63%	0
2011	9.446193	8.852121	-6.29%	0
2010	8.480594	9.446193	11.39%	0
2009	6.815732	8.480594	24.43%	0
2008*	10.000000	6.815732	-31.84%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.061041	10.882906	8.17%	0
2011	10.262408	10.061041	-1.96%	0
2010	9.574869	10.262408	7.18%	0
2009	8.277026	9.574869	15.68%	0
2008*	10.000000	8.277026	-17.23%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.594400	12.280514	5.92%	2,011
2011	11.064660	11.594400	4.79%	3,196
2010	10.514058	11.064660	5.24%	2,422
2009	9.832166	10.514058	6.94%	0
2008*	10.000000	9.832166	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.447959	13.106782	5.29%	0
2011	11.940533	12.447959	4.25%	0
2010	11.235352	11.940533	6.28%	0
2009	9.816183	11.235352	14.46%	0
2008*	10.000000	9.816183	-1.84%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	18.923357	21.803596	15.22%	0
2011	24.798986	18.923357	-23.69%	0
2010	21.714927	24.798986	14.20%	0
2009	13.526313	21.714927	60.54%	0
2008	32.579671	13.526313	-58.48%	0
2007	22.768148	32.579671	43.09%	0
2006	16.940420	22.768148	34.40%	0
2005	12.992081	16.940420	30.39%	0
2004	10.946077	12.992081	18.69%	0
2003	6.737713	10.946077	62.46%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	20.997859	24.197598	15.24%	0
2011	27.523843	20.997859	-23.71%	0
2010	24.092836	27.523843	14.24%	0
2009	14.991860	24.092836	60.71%	0
2008	36.167634	14.991860	-58.55%	0
2007	25.280916	36.167634	43.06%	0
2006	18.820135	25.280916	34.33%	0
2005	14.431753	18.820135	30.41%	0
2004	12.157699	14.431753	18.70%	0
2003	7.485519	12.157699	62.42%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.896446	16.103195	1.30%	399
2011	15.076750	15.896446	5.44%	399
2010	14.637532	15.076750	3.00%	399
2009	14.500804	14.637532	0.94%	18,734
2008	13.694396	14.500804	5.89%	18,831
2007	13.001762	13.694396	5.33%	19,152
2006	12.798374	13.001762	1.59%	21,359
2005	12.607632	12.798374	1.51%	21,287
2004	12.420485	12.607632	1.51%	21,140
2003	12.387519	12.420485	0.27%	22,533
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.073349	11.447193	13.64%	0
2011	11.356188	10.073349	-11.30%	0
2010	10.197126	11.356188	11.37%	0
2009	7.996675	10.197126	27.52%	0
2008	15.081031	7.996675	-46.98%	0
2007	12.067387	15.081031	24.97%	0
2006	9.232054	12.067387	30.71%	0
2005	7.212356	9.232054	28.00%	0
2004	6.425076	7.212356	12.25%	0
2003	4.819298	6.425076	33.32%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.168806	18.369136	13.61%	672
2011	18.227803	16.168806	-11.30%	748
2010	16.370417	18.227803	11.35%	0
2009	12.842853	16.370417	27.47%	0
2008	24.212910	12.842853	-46.96%	0
2007	19.373993	24.212910	24.98%	0
2006	14.823511	19.373993	30.70%	0
2005	11.583693	14.823511	27.97%	0
2004	10.304923	11.583693	12.41%	0
2003	7.746056	10.304923	33.03%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.454397	8.661863	16.20%	0
2011	8.701155	7.454397	-14.33%	0
2010	8.241771	8.701155	5.57%	0
2009	6.519215	8.241771	26.42%	0
2008	11.653883	6.519215	-44.06%	0
2007	10.838892	11.653883	7.52%	0
2006*	10.000000	10.838892	8.39%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.494276	14.234546	13.93%	0
2011	13.230055	12.494276	-5.56%	0
2010	11.741097	13.230055	12.68%	0
2009	9.389637	11.741097	25.04%	0
2008	15.124787	9.389637	-37.92%	0
2007	14.522502	15.124787	4.15%	0
2006	12.640673	14.522502	14.89%	0
2005	11.913697	12.640673	6.10%	0
2004	10.628853	11.913697	12.09%	0
2003	8.199498	10.628853	29.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.319785	13.246513	7.52%	0
2011	12.422474	12.319785	-0.83%	0
2010	11.507802	12.422474	7.95%	0
2009*	10.000000	11.507802	15.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.939906	14.277565	10.34%	0
2011	13.287558	12.939906	-2.62%	0
2010	12.065671	13.287558	10.13%	0
2009*	10.000000	12.065671	20.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.362690	12.780965	3.38%	0
2011	12.217905	12.362690	1.19%	0
2010	11.737507	12.217905	4.09%	0
2009	10.946084	11.737507	7.23%	0
2008	11.849056	10.946084	-7.62%	0
2007	11.439502	11.849056	3.58%	0
2006	10.961134	11.439502	4.36%	0
2005	10.793259	10.961134	1.56%	0
2004	10.491789	10.793259	2.87%	0
2003	9.891153	10.491789	6.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.746759	13.884263	8.92%	578
2011	12.971979	12.746759	-1.74%	578
2010	11.897721	12.971979	9.03%	578
2009	10.159426	11.897721	17.11%	578
2008	13.456647	10.159426	-24.50%	0
2007	12.957311	13.456647	3.85%	0
2006	11.836907	12.957311	9.47%	0
2005	11.430176	11.836907	3.56%	0
2004	10.615527	11.430176	7.67%	0
2003	8.995312	10.615527	18.01%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.763211	14.272068	11.82%	0
2011	13.265593	12.763211	-3.79%	0
2010	11.959902	13.265593	10.92%	0
2009	9.780927	11.959902	22.28%	0
2008	14.502953	9.780927	-32.56%	0
2007	13.900226	14.502953	4.34%	0
2006	12.344896	13.900226	12.60%	0
2005	11.728326	12.344896	5.26%	0
2004	10.643945	11.728326	10.19%	0
2003	8.549857	10.643945	24.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.809616	13.603676	6.20%	0
2011	12.767323	12.809616	0.33%	0
2010	11.968718	12.767323	6.67%	0
2009	10.628096	11.968718	12.61%	0
2008	12.726582	10.628096	-16.49%	0
2007	12.231204	12.726582	4.05%	0
2006	11.475585	12.231204	6.58%	0
2005	11.172292	11.475585	2.71%	0
2004	10.606188	11.172292	5.34%	0
2003	9.489589	10.606188	11.77%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.271445	15.482901	16.66%	4,512
2011	13.808941	13.271445	-3.89%	5,693
2010	12.911434	13.808941	6.95%	7,552
2009*	10.000000	12.911434	29.11%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.802381	22.866113	15.47%	211
2011	20.670084	19.802381	-4.20%	211
2010	16.661606	20.670084	24.06%	623
2009	12.394191	16.661606	34.43%	1,380
2008	19.845137	12.394191	-37.55%	2,706
2007	18.771190	19.845137	5.72%	1,872
2006	17.376513	18.771190	8.03%	3,564
2005	15.768301	17.376513	10.20%	4,372
2004	13.860424	15.768301	13.76%	5,549
2003	10.471383	13.860424	32.36%	5,554

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.762685	10.579225	-1.70%	0
2011	10.948291	10.762685	-1.70%	0
2010	11.137615	10.948291	-1.70%	2,072
2009	11.325476	11.137615	-1.66%	6,440
2008	11.289488	11.325476	0.32%	7,327
2007	10.960502	11.289488	3.00%	4,701
2006	10.666317	10.960502	2.76%	10,762
2005	10.568302	10.666317	0.93%	11,696
2004	10.664538	10.568302	-0.90%	11,696
2003	10.781517	10.664538	-1.08%	14,510
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	15.285013	16.865045	10.34%	0
2011	14.731399	15.285013	3.76%	0
2010	13.551342	14.731399	8.71%	0
2009	11.083470	13.551342	22.27%	2,180
2008	13.632414	11.083470	-18.70%	3,955
2007	13.256349	13.632414	2.84%	902
2006	12.862646	13.256349	3.06%	810
2005	12.805314	12.862646	0.45%	771
2004	12.227805	12.805314	4.72%	698
2003	11.094926	12.227805	10.21%	664
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.132593	9.255464	13.81%	1,360
2011	9.127989	8.132593	-10.90%	1,356
2010	8.142763	9.127989	12.10%	1,317
2009	6.070359	8.142763	34.14%	1,369
2008*	10.000000	6.070359	-39.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.662351	14.591834	15.24%	0
2011	15.355440	12.662351	-17.54%	0
2010	14.720979	15.355440	4.31%	0
2009	11.534047	14.720979	27.63%	0
2008	21.864487	11.534047	-47.25%	311
2007	21.611209	21.864487	1.17%	1,170
2006	17.909961	21.611209	20.67%	1,672
2005	16.258970	17.909961	10.15%	1,866
2004	13.753445	16.258970	18.22%	881
2003*	10.000000	13.753445	37.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.699185	9.949455	14.37%	0
2011	9.114191	8.699185	-4.55%	0
2010	8.026722	9.114191	13.55%	0
2009	6.291956	8.026722	27.57%	0
2008*	10.000000	6.291956	-37.08%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.623378	11.144144	15.80%	0
2011	10.395573	9.623378	-7.43%	0
2010*	10.000000	10.395573	3.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.042434	9.296096	15.59%	0
2011	8.712042	8.042434	-7.69%	0
2010	7.860693	8.712042	10.83%	0
2009	6.276217	7.860693	25.25%	0
2008*	10.000000	6.276217	-37.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.104851	10.283578	12.95%	3,535
2011	9.671044	9.104851	-5.85%	3,535
2010	7.757631	9.671044	24.66%	3,535
2009	6.208058	7.757631	24.96%	4,191
2008*	10.000000	6.208058	-37.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.675375	11.065093	14.36%	0
2011	10.076273	9.675375	-3.98%	0
2010	8.568256	10.076273	17.60%	0
2009	6.680815	8.568256	28.25%	0
2008*	10.000000	6.680815	-33.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.056468	14.558599	11.50%	0
2011	13.368487	13.056468	-2.33%	0
2010	10.840720	13.368487	23.32%	0
2009	8.652209	10.840720	25.29%	476
2008	16.428033	8.652209	-47.33%	420
2007	15.228839	16.428033	7.87%	363
2006	15.010175	15.228839	1.46%	386
2005	14.126052	15.010175	6.26%	352
2004	12.670461	14.126052	11.49%	1,071
2003	9.599855	12.670461	31.99%	1,037
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	21.087024	24.965632	18.39%	1,251
2011	22.596774	21.087024	-6.68%	1,251
2010	18.156682	22.596774	24.45%	1,654
2009	14.634307	18.156682	24.07%	1,901
2008	21.943047	14.634307	-33.31%	1,876
2007	23.977837	21.943047	-8.49%	2,310
2006	20.795111	23.977837	15.31%	2,688
2005	20.523009	20.795111	1.33%	2,755
2004	17.798875	20.523009	15.31%	3,511
2003	11.543278	17.798875	54.19%	3,519

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	20.527706	23.306065	13.53%	310
2011	22.111198	20.527706	-7.16%	307
2010	17.948705	22.111198	23.19%	644
2009	13.555192	17.948705	32.41%	658
2008	22.310072	13.555192	-39.24%	714
2007	22.224214	22.310072	0.39%	734
2006	20.178364	22.224214	10.14%	698
2005	18.275241	20.178364	10.41%	2,101
2004	15.619903	18.275241	17.00%	2,660
2003	11.268207	15.619903	38.62%	3,101
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.887367	9.977706	12.27%	0
2011	8.993192	8.887367	-1.18%	0
2010	8.064012	8.993192	11.52%	0
2009	6.505702	8.064012	23.95%	0
2008	11.324266	6.505702	-42.55%	222
2007	10.649866	11.324266	6.33%	222
2006	9.534200	10.649866	11.70%	222
2005	9.026851	9.534200	5.62%	222
2004	8.367042	9.026851	7.89%	222
2003	6.675091	8.367042	25.35%	1,772
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.618410	10.947092	13.81%	0
2011	9.187145	9.618410	4.69%	0
2010	7.179054	9.187145	27.97%	0
2009	5.582069	7.179054	28.61%	0
2008*	10.000000	5.582069	-44.18%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.376793	10.559348	1.76%	0
2011	10.420487	10.376793	-0.42%	0
2010	10.350221	10.420487	0.68%	0
2009	9.830311	10.350221	5.29%	0
2008*	10.000000	9.830311	-1.70%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.596824	13.629435	17.53%	0
2011	13.471087	11.596824	-13.91%	0
2010	12.886142	13.471087	4.54%	0
2009*	10.000000	12.886142	28.86%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.065694	10.349803	2.82%	0
2011	10.209806	10.065694	-1.41%	0
2010	9.864986	10.209806	3.50%	0
2009	8.855412	9.864986	11.40%	0
2008	10.405989	8.855412	-14.90%	0
2007	10.104772	10.405989	2.98%	0
2006	9.864528	10.104772	2.44%	0
2005	9.891887	9.864528	-0.28%	0
2004	9.985156	9.891887	-0.93%	0
2003*	10.000000	9.985156	-0.15%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.256035	12.040253	6.97%	0
2011	11.573024	11.256035	-2.74%	0
2010	9.842719	11.573024	17.58%	0
2009	8.156925	9.842719	20.67%	0
2008	13.710117	8.156925	-40.50%	0
2007	13.877105	13.710117	-1.20%	0
2006	13.412068	13.877105	3.47%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.368567	13.492695	9.09%	0
2011	12.981945	12.368567	-4.72%	0
2010	10.749471	12.981945	20.77%	0
2009	8.320532	10.749471	29.19%	0
2008	13.978067	8.320532	-40.47%	0
2007	13.215001	13.978067	5.77%	0
2006	11.822846	13.215001	11.78%	0
2005	11.254941	11.822846	5.05%	0
2004*	10.000000	11.254941	12.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	9.277939	10.619800	14.46%	1,492
2011	9.335767	9.277939	-0.62%	1,492
2010	7.450703	9.335767	25.30%	1,492
2009	5.715778	7.450703	30.35%	1,861
2008	11.416738	5.715778	-49.94%	4,006
2007	10.923544	11.416738	4.51%	4,266
2006	10.792970	10.923544	1.21%	4,266
2005	9.774156	10.792970	10.42%	4,540
2004	8.301377	9.774156	17.74%	4,754
2003	6.724059	8.301377	23.46%	5,083

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.754490	22.348068	19.16%	0
2011	20.798018	18.754490	-9.83%	0
2010	18.243138	20.798018	14.00%	0
2009	13.284926	18.243138	37.32%	743
2008	22.598324	13.284926	-41.21%	750
2007	21.621027	22.598324	4.52%	1,894
2006	18.688207	21.621027	15.69%	2,652
2005	16.626541	18.688207	12.40%	2,239
2004	14.190099	16.626541	17.17%	1,496
2003*	10.000000	14.190099	41.90%	845
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.664761	13.904285	19.20%	0
2011	12.938807	11.664761	-9.85%	0
2010	11.350309	12.938807	14.00%	0
2009	8.261035	11.350309	37.40%	0
2008	14.051084	8.261035	-41.21%	0
2007	13.445762	14.051084	4.50%	0
2006	11.621530	13.445762	15.70%	409
2005	10.342152	11.621530	12.37%	468
2004	8.829014	10.342152	17.14%	468
2003	6.279861	8.829014	40.59%	468
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.148129	1.48%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	9.452748	10.859348	14.88%	0
2011	9.617272	9.452748	-1.71%	327
2010	8.426197	9.617272	14.14%	327
2009	6.681916	8.426197	26.10%	327
2008	11.047780	6.681916	-39.52%	2,545
2007	10.763720	11.047780	2.64%	2,545
2006	9.519072	10.763720	13.08%	2,545
2005	9.137147	9.519072	4.18%	2,545
2004	8.491851	9.137147	7.60%	2,545
2003	6.817103	8.491851	24.57%	4,066
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.314329	10.802480	15.98%	0
2011	9.689461	9.314329	-3.87%	0
2010	7.987353	9.689461	21.31%	0
2009	5.922587	7.987353	34.86%	0
2008	9.691444	5.922587	-38.89%	0
2007	9.980733	9.691444	-2.90%	0
2006*	10.000000	9.980733	-0.19%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.422654	12.849827	3.44%	0
2011	11.655907	12.422654	6.58%	0
2010	10.841398	11.655907	7.51%	0
2009*	10.000000	10.841398	8.41%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.212140	11.654767	3.95%	0
2011	11.291696	11.212140	-0.70%	0
2010	10.920652	11.291696	3.40%	0
2009*	10.000000	10.920652	9.21%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.411460	14.694301	28.77%	0
2011	10.516214	11.411460	8.51%	0
2010*	10.000000	10.516214	5.16%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.198529	12.046847	7.58%	0
2011	10.782688	11.198529	3.86%	0
2010	10.237665	10.782688	5.32%	0
2009	9.498565	10.237665	7.78%	0
2008	10.760988	9.498565	-11.73%	0
2007	10.381939	10.760988	3.65%	0
2006*	10.000000	10.381939	3.82%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	29.645142	34.373972	15.95%	0
2011	28.174937	29.645142	5.22%	0
2010	26.116941	28.174937	7.88%	0
2009	20.404365	26.116941	28.00%	0
2008	24.413707	20.404365	-16.42%	0
2007	23.315194	24.413707	4.71%	0
2006	21.404075	23.315194	8.93%	0
2005	19.396867	21.404075	10.35%	0
2004	17.928317	19.396867	8.19%	0
2003	14.263644	17.928317	25.69%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	24.476214	31.230902	27.60%	0
2011	33.528738	24.476214	-27.00%	0
2010	26.890464	33.528738	24.69%	0
2009	12.832010	26.890464	109.56%	0
2008	37.066048	12.832010	-65.38%	0
2007	27.402650	37.066048	35.26%	0
2006	19.983261	27.402650	37.13%	0
2005	15.400121	19.983261	29.76%	0
2004	12.444385	15.400121	23.75%	0
2003	8.210254	12.444385	51.57%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	35.654198	36.233285	1.62%	0
2011	43.411488	35.654198	-17.87%	0
2010	34.171384	43.411488	27.04%	0
2009	22.066487	34.171384	54.86%	0
2008	41.668880	22.066487	-47.04%	0
2007	29.164988	41.668880	42.87%	0
2006	23.831127	29.164988	22.38%	0
2005	15.982999	23.831127	49.10%	0
2004	13.088136	15.982999	22.12%	0
2003	9.195824	13.088136	42.33%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.613860	-3.86%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	10.312359	11.786802	14.30%	0
2011	11.259038	10.312359	-8.41%	0
2010	10.195107	11.259038	10.44%	0
2009	8.162523	10.195107	24.90%	0
2008	13.364723	8.162523	-38.92%	0
2007	12.366387	13.364723	8.07%	0
2006	11.065737	12.366387	11.75%	0
2005	10.351193	11.065737	6.90%	0
2004	9.602053	10.351193	7.80%	0
2003	7.237144	9.602053	32.68%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.253839	16.174094	6.03%	738
2011	16.264770	15.253839	-6.22%	563
2010	13.051557	16.264770	24.62%	977
2009*	10.000000	13.051557	30.52%	996

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.468025	18.003433	16.39%	0
2011	17.228495	15.468025	-10.22%	0
2010	13.851931	17.228495	24.38%	243
2009	9.882870	13.851931	40.16%	0
2008	15.655792	9.882870	-36.87%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.492191	14.234545	5.50%	0
2011	12.288522	13.492191	9.80%	702
2010	11.898278	12.288522	3.28%	187
2009	10.987820	11.898278	8.29%	230
2008	11.364069	10.987820	-3.31%	211
2007	10.564578	11.364069	7.57%	0
2006	10.584226	10.564578	-0.19%	0
2005	10.606483	10.584226	-0.21%	0
2004	10.202557	10.606483	3.96%	9,569
2003*	10.000000	10.202557	2.03%	2,837
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	9.469331	10.674961	12.73%	6,990
2011	9.346757	9.469331	1.31%	8,108
2010	8.334107	9.346757	12.15%	23,981
2009	7.182722	8.334107	16.03%	24,013
2008	11.176437	7.182722	-35.73%	26,856
2007	11.384294	11.176437	-1.83%	27,527
2006	9.895561	11.384294	15.04%	28,109
2005	9.625539	9.895561	2.81%	28,696
2004	8.670410	9.625539	11.02%	28,823
2003	6.822181	8.670410	27.09%	30,511
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.477798	13.117701	14.29%	0
2011	11.763414	11.477798	-2.43%	0
2010	10.039771	11.763414	17.17%	0
2009	7.863789	10.039771	27.67%	0
2008	10.580065	7.863789	-25.67%	0
2007	11.023713	10.580065	-4.02%	0
2006*	10.000000	11.023713	10.24%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.288096	13.275810	8.04%	0
2011	12.978965	12.288096	-5.32%	0
2010	12.035254	12.978965	7.84%	0
2009*	10.000000	12.035254	20.35%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.476115	16.461052	13.71%	504
2011	14.650990	14.476115	-1.19%	504
2010	11.850957	14.650990	23.63%	504
2009	9.647621	11.850957	22.84%	504
2008	14.213808	9.647621	-32.13%	504
2007	14.563792	14.213808	-2.40%	504
2006	12.955471	14.563792	12.41%	504
2005	12.296116	12.955471	5.36%	504
2004	10.267923	12.296116	19.75%	504
2003	7.584974	10.267923	35.37%	504
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	7.791634	8.571654	10.01%	0
2011	7.859299	7.791634	-0.86%	351
2010	6.966964	7.859299	12.81%	0
2009	5.301486	6.966964	31.42%	0
2008	8.228838	5.301486	-35.57%	0
2007	7.771180	8.228838	5.89%	0
2006	7.242824	7.771180	7.29%	0
2005	7.114235	7.242824	1.81%	0
2004	6.817526	7.114235	4.35%	0
2003	5.506865	6.817526	23.80%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	9.068395	10.311488	13.71%	2,594
2011	9.059475	9.068395	0.10%	2,941
2010	8.029310	9.059475	12.83%	5,107
2009	6.468806	8.029310	24.12%	6,733
2008	10.474745	6.468806	-38.24%	11,574
2007	10.129984	10.474745	3.40%	13,831
2006	8.926469	10.129984	13.48%	16,633
2005	8.677868	8.926469	2.86%	19,539
2004	7.982961	8.677868	8.70%	21,928
2003	6.329672	7.982961	26.12%	42,599
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	11.122654	12.067351	8.49%	2,760
2011	10.384462	11.122654	7.11%	2,673
2010	9.165378	10.384462	13.30%	3,408
2009	7.611539	9.165378	20.41%	3,000
2008	10.997056	7.611539	-30.79%	4,668
2007	10.448742	10.997056	5.25%	7,176
2006	9.129937	10.448742	14.44%	7,413
2005	8.902348	9.129937	2.56%	10,084
2004	8.625637	8.902348	3.21%	7,607
2003	7.245341	8.625637	19.05%	7,656

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.374912	16.573731	7.80%	27,751
2011	15.300326	15.374912	0.49%	27,946
2010	14.352224	15.300326	6.61%	32,121
2009	12.129179	14.352224	18.33%	31,654
2008	13.315654	12.129179	-8.91%	34,982
2007	12.861674	13.315654	3.53%	38,213
2006	12.568036	12.861674	2.34%	32,274
2005	12.627451	12.568036	-0.47%	34,151
2004	12.403369	12.627451	1.81%	34,104
2003	12.063856	12.403369	2.81%	37,934
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.900483	11.960707	9.73%	7,852
2011	11.125829	10.900483	-2.03%	7,852
2010	10.044514	11.125829	10.77%	7,852
2009	8.234540	10.044514	21.98%	2,071
2008	11.186527	8.234540	-26.39%	0
2007	10.480714	11.186527	6.73%	0
2006*	10.000000	10.480714	4.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.390720	11.554770	11.20%	0
2011	10.695700	10.390720	-2.85%	0
2010	9.505804	10.695700	12.52%	0
2009	7.513113	9.505804	26.52%	0
2008	11.364720	7.513113	-33.89%	0
2007	10.500643	11.364720	8.23%	0
2006*	10.000000	10.500643	5.01%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.837106	11.160872	13.46%	0
2011	10.289386	9.837106	-4.40%	0
2010	9.028059	10.289386	13.97%	0
2009	6.992800	9.028059	29.11%	0
2008	11.494100	6.992800	-39.16%	0
2007	10.520727	11.494100	9.25%	0
2006*	10.000000	10.520727	5.21%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.473203	9.747663	2.90%	15,479
2011	10.170447	9.473203	-6.86%	16,136
2010	8.687244	10.170447	17.07%	16,136
2009	5.991605	8.687244	44.99%	16,136
2008	13.375568	5.991605	-55.20%	658
2007	9.348281	13.375568	43.08%	0
2006*	10.000000	9.348281	-6.52%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	10.378979	11.949572	15.13%	18,395
2011	10.473510	10.378979	-0.90%	19,651
2010	9.262405	10.473510	13.08%	27,642
2009	7.250103	9.262405	27.76%	27,164
2008	12.879844	7.250103	-43.71%	31,904
2007	12.927267	12.879844	-0.37%	38,353
2006	10.956738	12.927267	17.98%	38,413
2005	10.544204	10.956738	3.91%	42,294
2004	9.635243	10.544204	9.43%	45,215
2003	7.530864	9.635243	27.94%	45,506
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	8.388942	9.440633	12.54%	5,293
2011	8.526012	8.388942	-1.61%	5,583
2010	6.994978	8.526012	21.89%	11,023
2009	5.555748	6.994978	25.91%	8,727
2008	10.717047	5.555748	-48.16%	12,435
2007	8.598464	10.717047	24.64%	12,033
2006	8.199242	8.598464	4.87%	12,718
2005	7.896862	8.199242	3.83%	14,133
2004	7.783505	7.896862	1.46%	13,908
2003	5.966173	7.783505	30.46%	14,101
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	11.453044	12.849516	12.19%	12,083
2011	11.216214	11.453044	2.11%	12,757
2010	10.032625	11.216214	11.80%	14,337
2009	7.102221	10.032625	41.26%	19,043
2008	9.646583	7.102221	-26.38%	22,772
2007	9.565232	9.646583	0.85%	23,887
2006	8.756341	9.565232	9.24%	28,277
2005	8.692546	8.756341	0.73%	30,292
2004	8.082144	8.692546	7.55%	25,982
2003	6.478666	8.082144	24.75%	34,587
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.619757	13.025501	12.10%	2,176
2011	11.371889	11.619757	2.18%	2,127
2010	10.183117	11.371889	11.67%	3,198
2009	7.200894	10.183117	41.41%	3,138
2008	9.769508	7.200894	-26.29%	3,279
2007*	10.000000	9.769508	-2.30%	3,653

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.098997	13.611631	3.91%	13,966
2011	12.435257	13.098997	5.34%	13,966
2010	11.754079	12.435257	5.80%	15,958
2009	10.342347	11.754079	13.65%	15,656
2008	10.890884	10.342347	-5.04%	4,474
2007	10.637906	10.890884	2.38%	4,972
2006	10.380507	10.637906	2.48%	6,034
2005	10.349600	10.380507	0.30%	4,918
2004	10.097816	10.349600	2.49%	0
2003*	10.000000	10.097816	0.98%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.111093	11.399019	12.74%	1,191
2011	11.526142	10.111093	-12.28%	1,743
2010	9.114962	11.526142	26.45%	971
2009	6.625909	9.114962	37.57%	924
2008	11.148913	6.625909	-40.57%	1,664
2007	9.826712	11.148913	13.46%	666
2006*	10.000000	9.826712	-1.73%	1,167
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	9.501610	11.252508	18.43%	77
2011	11.683484	9.501610	-18.67%	91
2010	10.524057	11.683484	11.02%	566
2009	8.471764	10.524057	24.23%	642
2008	15.361166	8.471764	-44.85%	731
2007	13.340733	15.361166	15.14%	787
2006	11.511681	13.340733	15.89%	821
2005	9.847782	11.511681	16.90%	847
2004	8.831911	9.847782	11.50%	847
2003	6.277043	8.831911	40.70%	847
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.660127	13.823510	18.55%	597
2011	14.350569	11.660127	-18.75%	605
2010	12.924493	14.350569	11.03%	1,238
2009	10.399791	12.924493	24.28%	1,098
2008	18.861459	10.399791	-44.86%	1,856
2007	16.378046	18.861459	15.16%	1,941
2006	14.132218	16.378046	15.89%	1,495
2005	12.094330	14.132218	16.85%	1,595
2004	10.845870	12.094330	11.51%	118
2003	7.705852	10.845870	40.75%	118

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.692939	15.849950	24.87%	435
2011	14.172684	12.692939	-10.44%	435
2010	11.407165	14.172684	24.24%	4,739
2009	7.376482	11.407165	54.64%	4,739
2008	15.378089	7.376482	-52.03%	4,739
2007	14.823438	15.378089	3.74%	5,050
2006	12.983709	14.823438	14.17%	5,050
2005	12.885137	12.983709	0.77%	6,030
2004	11.505305	12.885137	11.99%	5,478
2003	7.421189	11.505305	55.03%	6,747
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.586341	12.823360	10.68%	13,285
2011	11.517649	11.586341	0.60%	512
2010	10.404178	11.517649	10.70%	298
2009	7.809563	10.404178	33.22%	0
2008	11.299943	7.809563	-30.89%	0
2007	11.085844	11.299943	1.93%	0
2006*	10.000000	11.085844	10.86%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.660978	11.236846	16.31%	0
2011	10.216906	9.660978	-5.44%	0
2010	8.109914	10.216906	25.98%	0
2009	6.391007	8.109914	26.90%	334
2008	9.711503	6.391007	-34.19%	624
2007	10.126467	9.711503	-4.10%	215
2006*	10.000000	10.126467	1.26%	377
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.821565	9.995709	13.31%	0
2011	9.118982	8.821565	-3.26%	0
2010	8.418116	9.118982	8.33%	0
2009	6.578070	8.418116	27.97%	0
2008*	10.000000	6.578070	-34.22%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.124571	11.255673	11.17%	0
2011	12.246934	10.124571	-17.33%	770
2010	10.607169	12.246934	15.46%	770
2009	6.253697	10.607169	69.61%	770
2008	13.449382	6.253697	-53.50%	770
2007	10.637496	13.449382	26.43%	0
2006*	10.000000	10.637496	6.37%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.059298	10.529480	16.23%	0
2011	10.322782	9.059298	-12.24%	0
2010	9.691749	10.322782	6.51%	0
2009	7.189916	9.691749	34.80%	0
2008	12.277282	7.189916	-41.44%	412
2007	10.825066	12.277282	13.42%	333
2006*	10.000000	10.825066	8.25%	733
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.141579	17.116492	13.04%	13,986
2011	15.539614	15.141579	-2.56%	13,116
2010	13.827897	15.539614	12.38%	13,116
2009	11.858278	13.827897	16.61%	12,066
2008	11.364157	11.858278	4.35%	0
2007	10.418235	11.364157	9.08%	0
2006*	10.000000	10.418235	4.18%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	10.200791	11.364523	11.41%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.710282	-2.90%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.206565	23.659040	17.09%	0
2011	22.162871	20.206565	-8.83%	0
2010	20.756661	22.162871	677.47%	0
2009	16.894710	20.756661	22.86%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.409579	10.233324	21.69%	1,992
2011	9.197534	8.409579	-8.57%	3,982
2010	8.791629	9.197534	4.62%	9,888
2009	6.128249	8.791629	43.46%	7,366
2008	11.200658	6.128249	-45.29%	7,642
2007	8.344255	11.200658	34.23%	5,915
2006	7.782962	8.344255	7.21%	5,915
2005	7.037497	7.782962	10.59%	7,411
2004	6.071817	7.037497	15.90%	7,411
2003	5.139904	6.071817	18.13%	7,411

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.252104	4.977495	17.06%	0
2011	4.737899	4.252104	-10.25%	0
2010	3.876473	4.737899	22.22%	0
2009	2.514722	3.876473	54.15%	0
2008	4.568463	2.514722	-44.95%	0
2007	3.821146	4.568463	19.56%	0
2006	3.606695	3.821146	5.95%	0
2005	3.290663	3.606695	9.60%	0
2004	3.330422	3.290663	-1.19%	0
2003	2.314154	3.330422	43.92%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.903031	12.123651	11.20%	9,848
2011	16.400788	10.903031	-33.52%	46
2010	13.352217	16.400788	22.83%	6,429
2009	7.589110	13.352217	75.94%	661
2008	16.170208	7.589110	-53.07%	762
2007	12.857245	16.170208	25.77%	839
2006	8.924201	12.857245	44.07%	2,805
2005	6.883881	8.924201	29.64%	2,993
2004	5.903326	6.883881	16.61%	3,162
2003	4.466078	5.903326	32.18%	3,330
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	13.997510	16.554223	18.27%	879
2011	13.944976	13.997510	0.38%	0
2010	11.496687	13.944976	21.30%	193
2009	9.235770	11.496687	24.48%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.764823	14.532738	13.85%	0
2011	13.052601	12.764823	-2.20%	0
2010	11.945131	13.052601	9.27%	0
2009	9.928761	11.945131	20.31%	225
2008	15.025703	9.928761	-33.92%	783
2007	14.215319	15.025703	5.70%	1,019
2006	12.005873	14.215319	18.40%	827
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.342861	11.780323	13.90%	1,259
2011	10.717202	10.342861	-3.49%	0
2010*	10.000000	10.717202	7.17%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	5.554952	6.222767	12.02%	2,781
2011	5.693000	5.554952	-2.42%	2,852
2010	4.859066	5.693000	17.16%	2,934
2009	3.705355	4.859066	31.14%	3,013
2008	6.153148	3.705355	-39.78%	3,099
2007	5.239327	6.153148	17.44%	3,193
2006	5.022615	5.239327	4.31%	3,275
2005	4.799798	5.022615	4.64%	3,515
2004	4.516845	4.799798	6.26%	3,603
2003	3.463330	4.516845	30.42%	3,753
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.689049	15.420914	12.65%	4,251
2011	13.842853	13.689049	-1.11%	4,644
2010	12.417364	13.842853	11.48%	6,480
2009*	10.000000	12.417364	24.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.934130	11.293817	13.69%	0
2011	10.017612	9.934130	-0.83%	0
2010	9.102112	10.017612	10.06%	0
2009	7.506594	9.102112	21.25%	349
2008	10.880072	7.506594	-31.01%	487
2007	10.434128	10.880072	4.27%	1,504
2006*	10.000000	10.434128	4.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.122824	11.470453	3.13%	402
2011	10.707494	11.122824	3.88%	433
2010	10.282254	10.707494	4.14%	683
2009	9.331593	10.282254	10.19%	1,477
2008	10.538162	9.331593	-11.45%	614
2007	10.416259	10.538162	1.17%	724
2006*	10.000000	10.416259	4.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.839907	11.802543	19.95%	0
2011	11.042898	9.839907	-10.89%	995
2010	10.098290	11.042898	9.35%	2,216
2009	7.258389	10.098290	39.13%	1,211
2008	12.039659	7.258389	-39.71%	1,341
2007	10.715931	12.039659	12.35%	957
2006*	10.000000	10.715931	7.16%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.151941	10.556109	15.34%	1,730
2011	9.772798	9.151941	-6.35%	2,798
2010	8.415640	9.772798	16.13%	3,166
2009	6.171929	8.415640	36.35%	1,068
2008	11.260943	6.171929	-45.19%	2,148
2007	10.243775	11.260943	9.93%	1,140
2006*	10.000000	10.243775	2.44%	1,126
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.000182	9.200983	15.01%	0
2011	8.328583	8.000182	-3.94%	0
2010	7.638486	8.328583	9.03%	0
2009	5.948820	7.638486	28.40%	0
2008	9.776234	5.948820	-39.15%	0
2007*	10.000000	9.776234	-2.24%	946
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.995954	16.877537	12.55%	7,196
2011	14.701168	14.995954	2.01%	7,407
2010	13.223456	14.701168	11.17%	7,649
2009	9.218454	13.223456	43.45%	10,172
2008	13.029721	9.218454	-29.25%	10,548
2007	12.859947	13.029721	1.32%	11,064
2006	11.833579	12.859947	8.67%	11,191
2005	11.763752	11.833579	0.59%	11,253
2004	10.875215	11.763752	8.17%	11,253
2003	9.052629	10.875215	20.13%	12,870
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.192786	14.867761	12.70%	366
2011	12.934760	13.192786	1.99%	395
2010	11.634011	12.934760	11.18%	424
2009	8.105879	11.634011	43.53%	457
2008	11.474465	8.105879	-29.36%	733
2007	11.321282	11.474465	1.35%	838
2006	10.418162	11.321282	8.67%	346
2005*	10.000000	10.418162	4.18%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.563167	9.966401	16.39%	1,255
2011	8.922867	8.563167	-4.03%	2,186
2010	7.844435	8.922867	13.75%	7,849
2009	6.210982	7.844435	26.30%	7,432
2008	10.033256	6.210982	-38.10%	9,731
2007	10.444491	10.033256	-3.94%	13,774
2006	9.171245	10.444491	13.88%	16,322
2005	8.953856	9.171245	2.43%	16,957
2004	7.756043	8.953856	15.44%	14,050
2003	6.006135	7.756043	29.14%	13,286

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.591605	8.722071	14.89%	0
2011	8.742345	7.591605	-13.16%	0
2010	7.696717	8.742345	13.59%	14,770
2009	5.121447	7.696717	50.28%	14,919
2008*	10.000000	5.121447	-48.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.114257	9.984045	9.54%	0
2011	9.580926	9.114257	-4.87%	0
2010	7.890737	9.580926	21.42%	272
2009	6.105844	7.890737	29.23%	0
2008*	10.000000	6.105844	-38.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.083641	9.940186	9.43%	0
2011	9.557223	9.083641	-4.96%	0
2010	7.872447	9.557223	21.40%	0
2009	6.103951	7.872447	28.97%	0
2008*	10.000000	6.103951	-38.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.358114	9.537949	14.12%	0
2011	9.086283	8.358114	-8.01%	0
2010	8.044836	9.086283	12.95%	0
2009	6.337755	8.044836	26.94%	0
2008*	10.000000	6.337755	-36.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.773150	10.663756	9.11%	0
2011	10.082476	9.773150	-3.07%	0
2010	9.294787	10.082476	8.47%	0
2009	7.895368	9.294787	17.72%	0
2008*	10.000000	7.895368	-21.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.169449	10.237652	11.65%	0
2011	9.665696	9.169449	-5.13%	0
2010	8.753321	9.665696	10.42%	0
2009	7.175372	8.753321	21.99%	0
2008*	10.000000	7.175372	-28.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.497989	11.087244	5.61%	9,662
2011	10.535889	10.497989	-0.36%	0
2010	10.040691	10.535889	4.93%	0
2009	9.042194	10.040691	11.04%	0
2008*	10.000000	9.042194	-9.58%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.476046	10.461468	10.40%	0
2011	9.874824	9.476046	-4.04%	0
2010	9.024479	9.874824	9.42%	0
2009	7.532112	9.024479	19.81%	0
2008*	10.000000	7.532112	-24.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.835604	9.946771	12.58%	0
2011	9.433360	8.835604	-6.34%	0
2010	8.473381	9.433360	11.33%	0
2009	6.813408	8.473381	24.36%	0
2008*	10.000000	6.813408	-31.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.042298	10.857085	8.11%	0
2011	10.248492	10.042298	-2.01%	0
2010	9.566746	10.248492	7.13%	0
2009	8.274211	9.566746	15.62%	0
2008*	10.000000	8.274211	-17.26%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.572819	12.251408	5.86%	0
2011	11.049660	11.572819	4.73%	0
2010	10.505141	11.049660	5.18%	0
2009	9.828834	10.505141	6.88%	0
2008*	10.000000	9.828834	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.424769	13.075685	5.24%	0
2011	11.924351	12.424769	4.20%	771
2010	11.225826	11.924351	6.22%	0
2009	9.812853	11.225826	14.40%	0
2008*	10.000000	9.812853	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	18.815404	21.668162	15.16%	0
2011	24.670048	18.815404	-23.73%	0
2010	21.612988	24.670048	14.14%	0
2009	13.469657	21.612988	60.46%	0
2008	32.459799	13.469657	-58.50%	0
2007	22.695973	32.459799	43.02%	0
2006	16.895288	22.695973	34.33%	0
2005	12.964022	16.895288	30.32%	0
2004	10.927986	12.964022	18.63%	0
2003	6.729993	10.927986	62.38%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	20.894837	24.066596	15.18%	1,036
2011	27.402727	20.894837	-23.75%	1,036
2010	23.998998	27.402727	14.18%	1,036
2009	14.941067	23.998998	60.62%	445
2008	36.063538	14.941067	-58.57%	11,092
2007	25.221040	36.063538	42.99%	11,092
2006	18.785091	25.221040	34.26%	11,092
2005	14.412181	18.785091	30.34%	11,092
2004	12.147387	14.412181	18.64%	445
2003	7.482965	12.147387	62.33%	445
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.794425	15.991691	1.25%	5,494
2011	14.987582	15.794425	5.38%	5,401
2010	14.558360	14.987582	2.95%	8,309
2009	14.429707	14.558360	0.89%	8,643
2008	13.634178	14.429707	5.83%	10,722
2007	12.951217	13.634178	5.27%	12,712
2006	12.755077	12.951217	1.54%	13,914
2005	12.571358	12.755077	1.46%	20,486
2004	12.391049	12.571358	1.46%	20,807
2003	12.364450	12.391049	0.22%	21,881
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.015878	11.376083	13.58%	0
2011	11.297133	10.015878	-11.34%	0
2010	10.149248	11.297133	11.31%	0
2009	7.963186	10.149248	27.45%	0
2008	15.025539	7.963186	-47.00%	0
2007	12.029127	15.025539	24.91%	0
2006	9.207449	12.029127	30.65%	0
2005	7.196780	9.207449	27.94%	0
2004	6.414454	7.196780	12.20%	0
2003	4.813780	6.414454	33.25%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.089435	18.269653	13.55%	0
2011	18.147551	16.089435	-11.34%	0
2010	16.306621	18.147551	11.29%	0
2009	12.799315	16.306621	27.40%	0
2008	24.143154	12.799315	-46.99%	0
2007	19.328046	24.143154	24.91%	0
2006	14.795862	19.328046	30.63%	0
2005	11.567943	14.795862	27.90%	0
2004	10.296163	11.567943	12.35%	0
2003	7.743411	10.296163	32.97%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.432925	8.632502	16.14%	0
2011	8.680525	7.432925	-14.37%	0
2010	8.226406	8.680525	5.52%	0
2009	6.510364	8.226406	26.36%	0
2008	11.644002	6.510364	-44.09%	0
2007	10.835236	11.644002	7.46%	0
2006*	10.000000	10.835236	8.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.287289	13.991591	13.87%	0
2011	13.017499	12.287289	-5.61%	0
2010	11.558347	13.017499	12.62%	0
2009	9.248197	11.558347	24.98%	0
2008	14.904562	9.248197	-37.95%	0
2007	14.318370	14.904562	4.09%	0
2006	12.469319	14.318370	14.83%	0
2005	11.758161	12.469319	6.05%	0
2004	10.495425	11.758161	12.03%	30,945
2003	8.100685	10.495425	29.56%	30,045
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.303112	13.221841	7.47%	0
2011	12.411964	12.303112	-0.88%	0
2010	11.503903	12.411964	7.89%	0
2009*	10.000000	11.503903	15.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.922393	14.250979	10.28%	0
2011	13.276309	12.922393	-2.67%	0
2010	12.061576	13.276309	10.07%	0
2009*	10.000000	12.061576	20.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.321407	12.731781	3.33%	0
2011	12.183286	12.321407	1.13%	0
2010	11.710202	12.183286	4.04%	0
2009	10.926170	11.710202	7.18%	0
2008	11.833511	10.926170	-7.67%	0
2007	11.430348	11.833511	3.53%	0
2006	10.957934	11.430348	4.31%	0
2005	10.795581	10.957934	1.50%	7,004
2004	10.499391	10.795581	2.82%	79,660
2003	9.903364	10.499391	6.02%	98,513

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.615362	13.734134	8.87%	0
2011	12.844780	12.615362	-1.79%	0
2010	11.787050	12.844780	8.97%	10,118
2009	10.070044	11.787050	17.05%	10,217
2008	13.345056	10.070044	-24.54%	0
2007	12.856442	13.345056	3.80%	1,720
2006	11.750727	12.856442	9.41%	1,720
2005	11.352722	11.750727	3.51%	1,720
2004	10.548952	11.352722	7.62%	258,522
2003	8.943444	10.548952	17.95%	192,867
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.603905	14.086750	11.76%	4,820
2011	13.106674	12.603905	-3.84%	4,820
2010	11.822636	13.106674	10.86%	48,491
2009	9.673596	11.822636	22.22%	48,491
2008	14.351116	9.673596	-32.59%	48,491
2007	13.761730	14.351116	4.28%	51,406
2006	12.228101	13.761730	12.54%	51,406
2005	11.623257	12.228101	5.20%	55,730
2004	10.553956	11.623257	10.13%	139,526
2003	8.481877	10.553956	24.43%	156,546
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.729642	13.511847	6.14%	0
2011	12.694057	12.729642	0.28%	0
2010	11.906084	12.694057	6.62%	3,410
2009	10.577860	11.906084	12.56%	3,410
2008	12.672875	10.577860	-16.53%	3,410
2007	12.185802	12.672875	4.00%	3,410
2006	11.438776	12.185802	6.53%	3,410
2005	11.142118	11.438776	2.66%	3,410
2004	10.582927	11.142118	5.28%	116,353
2003	9.473594	10.582927	11.71%	124,117
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.253496	15.454095	16.60%	21,727
2011	13.797260	13.253496	-3.94%	23,366
2010	12.907066	13.797260	6.90%	30,554
2009*	10.000000	12.907066	29.07%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.675195	22.707665	15.41%	1,913
2011	20.547749	19.675195	-4.25%	1,913
2010	16.571411	20.547749	24.00%	5,086
2009	12.333374	16.571411	34.36%	3,093
2008	19.757849	12.333374	-37.58%	3,666
2007	18.698187	19.757849	5.67%	3,826
2006	17.317725	18.698187	7.97%	3,908
2005	15.722921	17.317725	10.14%	3,650
2004	13.827559	15.722921	13.71%	3,756
2003	10.451848	13.827559	32.30%	3,761
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.693534	10.505892	-1.75%	16,566
2011	10.883466	10.693534	-1.75%	35,695
2010	11.077304	10.883466	-1.75%	29,859
2009	11.269880	11.077304	-1.71%	18,404
2008	11.239786	11.269880	0.27%	21,465
2007	10.917831	11.239786	2.95%	16,185
2006	10.630182	10.917831	2.71%	17,261
2005	10.537846	10.630182	0.88%	18,858
2004	10.639218	10.537846	-0.95%	60,520
2003	10.761392	10.639218	-1.14%	78,913
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	15.186866	16.748212	10.28%	1,517
2011	14.644228	15.186866	3.71%	1,411
2010	13.478009	14.644228	8.65%	4,459
2009	11.029104	13.478009	22.20%	4,924
2008	13.572447	11.029104	-18.74%	8,290
2007	13.204800	13.572447	2.78%	8,559
2006	12.819122	13.204800	3.01%	8,556
2005	12.768454	12.819122	0.40%	9,410
2004	12.198805	12.768454	4.67%	20,361
2003	11.074251	12.198805	10.15%	20,325
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.117450	9.233517	13.75%	5,315
2011	9.115623	8.117450	-10.95%	5,167
2010	8.135855	9.115623	12.04%	7,052
2009	6.068293	8.135855	34.07%	6,944
2008*	10.000000	6.068293	-39.32%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.606620	14.520203	15.18%	0
2011	15.295625	12.606620	-17.58%	0
2010	14.671097	15.295625	4.26%	467
2009	11.500820	14.671097	27.57%	323
2008	21.812634	11.500820	-47.27%	882
2007	21.571002	21.812634	1.12%	945
2006	17.885709	21.571002	20.60%	1,025
2005	16.245203	17.885709	10.10%	1,099
2004	13.748783	16.245203	18.16%	353
2003*	10.000000	13.748783	37.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.682970	9.925850	14.31%	5,889
2011	9.101822	8.682970	-4.60%	6,989
2010	8.019906	9.101822	13.49%	9,071
2009	6.289817	8.019906	27.51%	1,723
2008*	10.000000	6.289817	-37.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.615209	11.129017	15.74%	545
2011	10.392031	9.615209	-7.48%	545
2010*	10.000000	10.392031	3.92%	545
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.027444	9.274032	15.53%	0
2011	8.700219	8.027444	-7.73%	0
2010	7.854021	8.700219	10.77%	0
2009	6.274075	7.854021	25.18%	0
2008*	10.000000	6.274075	-37.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.087873	10.259178	12.89%	6,259
2011	9.657916	9.087873	-5.90%	6,542
2010	7.751047	9.657916	24.60%	29,900
2009	6.205947	7.751047	24.90%	29,018
2008*	10.000000	6.205947	-37.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.657332	11.038815	14.31%	10,547
2011	10.062592	9.657332	-4.03%	11,327
2010	8.560970	10.062592	17.54%	15,616
2009	6.678536	8.560970	28.19%	17,335
2008*	10.000000	6.678536	-33.21%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	12.972612	14.457727	11.45%	492
2011	13.289367	12.972612	-2.38%	732
2010	10.782030	13.289367	23.25%	742
2009	8.609756	10.782030	25.23%	740
2008	16.355772	8.609756	-47.36%	788
2007	15.169611	16.355772	7.82%	663
2006	14.959391	15.169611	1.41%	667
2005	14.085392	14.959391	6.21%	660
2004	12.640410	14.085392	11.43%	670
2003	9.581953	12.640410	31.92%	663
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	20.951558	24.792609	18.33%	3,388
2011	22.463020	20.951558	-6.73%	3,713
2010	18.058391	22.463020	24.39%	7,284
2009	14.562495	18.058391	24.01%	7,632
2008	21.846505	14.562495	-33.34%	8,624
2007	23.884569	21.846505	-8.53%	10,342
2006	20.724738	23.884569	15.25%	11,013
2005	20.463931	20.724738	1.27%	11,591
2004	17.756675	20.463931	15.25%	11,210
2003	11.521769	17.756675	54.11%	12,072
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	20.395934	23.144646	13.48%	3,662
2011	21.980421	20.395934	-7.21%	3,870
2010	17.851607	21.980421	23.13%	4,110
2009	13.488714	17.851607	32.34%	4,678
2008	22.211989	13.488714	-39.27%	8,701
2007	22.137835	22.211989	0.33%	9,451
2006	20.110129	22.137835	10.08%	10,476
2005	18.222675	20.110129	10.36%	12,028
2004	15.582883	18.222675	16.94%	12,974
2003	11.247212	15.582883	38.55%	13,061
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.830265	9.908538	12.21%	11,239
2011	8.939945	8.830265	-1.23%	11,900
2010	8.020350	8.939945	11.47%	12,664
2009	6.473769	8.020350	23.89%	13,214
2008	11.274443	6.473769	-42.58%	13,671
2007	10.608433	11.274443	6.28%	15,238
2006	9.501937	10.608433	11.64%	15,296
2005	9.000863	9.501937	5.57%	15,467
2004	8.347189	9.000863	7.83%	17,398
2003	6.662646	8.347189	25.28%	17,504

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.600461	10.921107	13.76%	10,313
2011	9.174654	9.600461	4.64%	11,406
2010	7.172938	9.174654	27.91%	16,820
2009	5.580156	7.172938	28.54%	19,461
2008*	10.000000	5.580156	-44.20%	7,183
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.357453	10.534295	1.71%	0
2011	10.406354	10.357453	-0.47%	0
2010	10.341446	10.406354	0.63%	0
2009	9.826970	10.341446	5.24%	1,555
2008*	10.000000	9.826970	-1.73%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.581113	13.604035	17.47%	0
2011	13.459684	11.581113	-13.96%	0
2010	12.881784	13.459684	4.49%	0
2009*	10.000000	12.881784	28.82%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.021374	10.298975	2.77%	0
2011	10.170023	10.021374	-1.46%	0
2010	9.831558	10.170023	3.44%	1,412
2009	8.829886	9.831558	11.34%	1,084
2008	10.381283	8.829886	-14.94%	3,270
2007	10.085950	10.381283	2.93%	3,562
2006	9.851160	10.085950	2.38%	4,207
2005	9.883486	9.851160	-0.33%	3,687
2004	9.981747	9.883486	-0.98%	5,222
2003*	10.000000	9.981747	-0.18%	3,840
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.200794	11.975051	6.91%	0
2011	11.522095	11.200794	-2.79%	0
2010	9.804385	11.522095	17.52%	0
2009	8.129291	9.804385	20.61%	0
2008	13.670639	8.129291	-40.53%	0
2007	13.844223	13.670639	-1.25%	0
2006	13.387078	13.844223	3.41%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.320466	13.433360	9.03%	0
2011	12.938030	12.320466	-4.77%	0
2010	10.718556	12.938030	20.71%	0
2009	8.300816	10.718556	29.13%	0
2008	13.952052	8.300816	-40.50%	0
2007	13.197166	13.952052	5.72%	0
2006	11.812879	13.197166	11.72%	0
2005	11.251154	11.812879	4.99%	0
2004*	10.000000	11.251154	12.51%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	9.218347	10.546214	14.40%	268
2011	9.280512	9.218347	-0.67%	370
2010	7.410380	9.280512	25.24%	327
2009	5.687744	7.410380	30.29%	335
2008	11.366549	5.687744	-49.96%	243
2007	10.881080	11.366549	4.46%	220
2006	10.756467	10.881080	1.16%	220
2005	9.746041	10.756467	10.37%	213
2004	8.281709	9.746041	17.68%	233
2003	6.711524	8.281709	23.40%	226
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.671978	22.238395	19.10%	831
2011	20.717040	18.671978	-9.87%	866
2010	18.181349	20.717040	13.95%	1,818
2009	13.246673	18.181349	37.25%	2,022
2008	22.544746	13.246673	-41.24%	2,040
2007	21.580799	22.544746	4.47%	2,057
2006	18.662895	21.580799	15.63%	2,624
2005	16.612442	18.662895	12.34%	2,798
2004	14.185285	16.612442	17.11%	38,230
2003*	10.000000	14.185285	41.85%	32,965
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.595718	13.814949	19.14%	4,667
2011	12.868770	11.595718	-9.89%	4,667
2010	11.294605	12.868770	13.94%	16,678
2009	8.224685	11.294605	37.33%	16,797
2008	13.996399	8.224685	-41.24%	17,214
2007	13.400279	13.996399	4.45%	17,575
2006	11.588105	13.400279	15.64%	18,010
2005	10.317629	11.588105	12.31%	18,108
2004	8.812554	10.317629	17.08%	22,697
2003	6.271334	8.812554	40.52%	22,866
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.147191	1.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	9.392031	10.784102	14.82%	15,908
2011	9.560353	9.392031	-1.76%	16,962
2010	8.380574	9.560353	14.08%	24,162
2009	6.649117	8.380574	26.04%	21,118
2008	10.999158	6.649117	-39.55%	25,816
2007	10.721832	10.999158	2.59%	28,004
2006	9.486847	10.721832	13.02%	31,707
2005	9.110826	9.486847	4.13%	35,217
2004	8.471704	9.110826	7.54%	35,583
2003	6.804394	8.471704	24.50%	48,018

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.287529	10.765896	15.92%	0
2011	9.666488	9.287529	-3.92%	0
2010	7.972456	9.666488	21.25%	0
2009	5.914539	7.972456	34.79%	0
2008	9.683209	5.914539	-38.92%	0
2007	9.977364	9.683209	-2.95%	0
2006*	10.000000	9.977364	-0.23%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.405808	12.825863	3.39%	0
2011	11.646011	12.405808	6.52%	0
2010	10.837712	11.646011	7.46%	196
2009*	10.000000	10.837712	8.38%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.196933	11.633026	3.89%	3,128
2011	11.282116	11.196933	-0.76%	0
2010	10.916941	11.282116	3.35%	419
2009*	10.000000	10.916941	9.17%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.401817	14.674413	28.70%	5,717
2011	10.512665	11.401817	8.46%	104
2010*	10.000000	10.512665	5.13%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.166290	12.006058	7.52%	0
2011	10.757106	11.166290	3.80%	0
2010	10.218571	10.757106	5.27%	0
2009	9.485673	10.218571	7.73%	0
2008	10.751862	9.485673	-11.78%	0
2007	10.378444	10.751862	3.60%	0
2006*	10.000000	10.378444	3.78%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	29.454889	34.135953	15.89%	0
2011	28.008321	29.454889	5.16%	0
2010	25.975701	28.008321	7.83%	0
2009	20.304342	25.975701	27.93%	0
2008	24.306399	20.304342	-16.47%	0
2007	23.224597	24.306399	4.66%	0
2006	21.331723	23.224597	8.87%	0
2005	19.341108	21.331723	10.29%	0
2004	17.885882	19.341108	8.14%	0
2003	14.237119	17.885882	25.63%	82

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	24.319064	31.014584	27.53%	0
2011	33.330410	24.319064	-27.04%	0
2010	26.744986	33.330410	24.62%	0
2009	12.769075	26.744986	109.45%	0
2008	36.903113	12.769075	-65.40%	0
2007	27.296134	36.903113	35.20%	0
2006	19.915683	27.296134	37.06%	0
2005	15.355819	19.915683	29.69%	0
2004	12.414897	15.355819	23.69%	0
2003	8.194950	12.414897	51.49%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	35.425248	35.982254	1.57%	0
2011	43.154658	35.425248	-17.91%	0
2010	33.986489	43.154658	26.98%	0
2009	21.958264	33.986489	54.78%	0
2008	41.485693	21.958264	-47.07%	0
2007	29.051620	41.485693	42.80%	0
2006	23.750531	29.051620	22.32%	0
2005	15.937007	23.750531	49.03%	0
2004	13.057130	15.937007	22.06%	0
2003	9.178700	13.057130	42.25%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.610602	-3.89%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	10.367472	11.843756	14.92%	0
2011	11.324974	10.367472	-8.45%	0
2010	10.260024	11.324974	0.00%	0
2009	8.218680	10.260024	24.84%	0
2008	13.463535	8.218680	-38.96%	0
2007	12.464193	13.463535	8.02%	0
2006	11.158924	12.464193	11.70%	0
2005	10.443650	11.158924	6.85%	0
2004	9.692761	10.443650	7.75%	0
2003	7.309233	9.692761	32.61%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.233148	16.143913	5.98%	0
2011	16.250980	15.233148	-6.26%	0
2010	13.047121	16.250980	24.56%	0
2009*	10.000000	13.047121	30.47%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.392105	17.905929	16.33%	0
2011	17.152655	15.392105	-10.26%	0
2010	13.797970	17.152655	2431.29%	1,759
2009	9.849380	13.797970	40.09%	698
2008	15.610701	9.849380	-36.91%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.432801	14.164666	5.45%	5,305
2011	12.240643	13.432801	9.74%	5,382
2010	11.857942	12.240643	322.74%	14,731
2009	10.956148	11.857942	8.23%	13,709
2008	11.337083	10.956148	-3.36%	13,136
2007	10.544885	11.337083	7.51%	16,056
2006	10.569860	10.544885	-0.24%	15,912
2005	10.597463	10.569860	-0.26%	27,153
2004	10.199070	10.597463	3.91%	19,558
2003*	10.000000	10.199070	1.99%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	9.408468	10.600939	12.67%	27,925
2011	9.291404	9.408468	1.26%	31,840
2010	8.288964	9.291404	12.09%	38,618
2009	7.147456	8.288964	15.97%	48,586
2008	11.127253	7.147456	-35.77%	58,787
2007	11.339995	11.127253	-1.88%	64,884
2006	9.862054	11.339995	14.99%	73,517
2005	9.597814	9.862054	2.75%	88,825
2004	8.649846	9.597814	10.96%	104,791
2003	6.809455	8.649846	27.03%	100,922
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.444774	13.073286	14.23%	0
2011	11.735524	11.444774	-2.48%	0
2010	10.021054	11.735524	17.11%	0
2009	7.853122	10.021054	27.61%	0
2008	10.571090	7.853122	-25.71%	0
2007	11.019999	10.571090	-4.07%	0
2006*	10.000000	11.019999	10.20%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.271448	13.251063	7.98%	13,950
2011	12.967969	12.271448	-5.37%	13,950
2010	12.031177	12.967969	778.64%	14,660
2009*	10.000000	12.031177	20.31%	3,263

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.405049	16.371879	13.65%	212
2011	14.586471	14.405049	-1.24%	230
2010	11.804780	14.586471	2356.41%	1,464
2009	9.614918	11.804780	22.78%	2,024
2008	14.172865	9.614918	-32.16%	2,284
2007	14.529282	14.172865	-2.45%	3,982
2006	12.931332	14.529282	12.36%	5,825
2005	12.279419	12.931332	5.31%	7,788
2004	10.259199	12.279419	19.69%	11,356
2003	7.582387	10.259199	35.30%	5,994
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	7.741565	8.512216	9.95%	0
2011	7.812755	7.741565	-0.91%	2,699
2010	6.929234	7.812755	12.75%	2,723
2009	5.275457	6.929234	31.35%	2,627
2008	8.192611	5.275457	-35.61%	2,672
2007	7.740926	8.192611	5.84%	3,793
2006	7.218294	7.740926	7.24%	4,475
2005	7.093745	7.218294	1.76%	4,367
2004	6.801352	7.093745	4.30%	4,295
2003	5.496597	6.801352	23.74%	4,284
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	9.010109	10.239975	13.65%	19,270
2011	9.005817	9.010109	0.05%	26,817
2010	7.985805	9.005817	12.77%	32,065
2009	6.437029	7.985805	24.06%	38,132
2008	10.428608	6.437029	-38.28%	44,387
2007	10.090526	10.428608	3.35%	75,071
2006	8.896205	10.090526	13.43%	101,729
2005	8.652843	8.896205	2.81%	118,967
2004	7.964001	8.652843	8.65%	154,617
2003	6.317855	7.964001	26.06%	171,061
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	11.051189	11.983707	8.44%	6,539
2011	10.322980	11.051189	7.05%	14,769
2010	9.115753	10.322980	13.24%	17,053
2009	7.574182	9.115753	20.35%	17,407
2008	10.948671	7.574182	-30.82%	25,522
2007	10.408105	10.948671	5.19%	27,927
2006	9.099044	10.408105	14.39%	28,707
2005	8.876728	9.099044	2.50%	34,750
2004	8.605202	8.876728	3.16%	37,847
2003	7.231846	8.605202	18.99%	39,688

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.276254	16.458981	7.74%	27,164
2011	15.209865	15.276254	0.44%	32,092
2010	14.274621	15.209865	655.18%	49,526
2009	12.069728	14.274621	18.27%	52,572
2008	13.257135	12.069728	-8.96%	62,099
2007	12.811703	13.257135	3.48%	71,331
2006	12.525554	12.811703	2.28%	79,839
2005	12.591152	12.525554	-0.52%	83,028
2004	12.374004	12.591152	1.75%	80,626
2003	12.041407	12.374004	2.76%	121,837
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.869096	11.920188	9.67%	579
2011	11.099430	10.869096	-2.08%	609
2010	10.025789	11.099430	10.71%	639
2009	8.223364	10.025789	21.92%	669
2008	11.177043	8.223364	-26.43%	3,969
2007	10.477185	11.177043	6.68%	3,268
2006*	10.000000	10.477185	4.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.360793	11.515609	11.15%	0
2011	10.670314	10.360793	-2.90%	14,018
2010	9.488059	10.670314	12.46%	14,018
2009	7.502903	9.488059	26.46%	14,018
2008	11.355067	7.502903	-33.92%	14,018
2007	10.497095	11.355067	8.17%	0
2006*	10.000000	10.497095	4.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.808751	11.123029	13.40%	0
2011	10.264947	9.808751	-4.44%	0
2010	9.011193	10.264947	13.91%	0
2009	6.983293	9.011193	29.04%	0
2008	11.484335	6.983293	-39.19%	0
2007	10.517174	11.484335	9.20%	0
2006*	10.000000	10.517174	5.17%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.445903	9.714618	2.84%	2,186
2011	10.146276	9.445903	-6.90%	27,977
2010	8.671008	10.146276	17.01%	27,939
2009	5.983448	8.671008	44.92%	17,054
2008	13.364194	5.983448	-55.23%	1,257
2007	9.345118	13.364194	43.01%	1,284
2006*	10.000000	9.345118	-6.55%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	10.312273	11.866714	15.07%	31,154
2011	10.411498	10.312273	-0.95%	37,400
2010	9.212249	10.411498	13.02%	60,793
2009	7.214519	9.212249	27.69%	76,062
2008	12.823164	7.214519	-43.74%	86,863
2007	12.876979	12.823164	-0.42%	117,952
2006	10.919664	12.876979	17.92%	188,148
2005	10.513858	10.919664	3.86%	206,133
2004	9.612401	10.513858	9.38%	216,877
2003	7.516835	9.612401	27.88%	210,718
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	8.335019	9.375162	12.48%	20,565
2011	8.475516	8.335019	-1.66%	28,443
2010	6.957073	8.475516	21.83%	39,426
2009	5.528456	6.957073	25.84%	49,517
2008	10.669839	5.528456	-48.19%	56,188
2007	8.564968	10.669839	24.58%	0
2006	8.171451	8.564968	4.82%	0
2005	7.874090	8.171451	3.78%	80,809
2004	7.765017	7.874090	1.40%	97,428
2003	5.955034	7.765017	30.39%	95,216
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	11.379525	12.760502	12.14%	6,498
2011	11.149869	11.379525	2.06%	8,376
2010	9.978355	11.149869	11.74%	9,888
2009	7.067396	9.978355	41.19%	12,520
2008	9.604171	7.067396	-26.41%	24,349
2007	9.528048	9.604171	0.80%	28,673
2006	8.726729	9.528048	9.18%	34,747
2005	8.667545	8.726729	0.68%	37,206
2004	8.062996	8.667545	7.50%	44,218
2003	6.466604	8.062996	24.69%	45,453
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.592219	12.988008	12.04%	803
2011	11.350688	11.592219	2.13%	913
2010	10.169297	11.350688	1161.72%	1,712
2009	7.194785	10.169297	41.34%	2,297
2008	9.766199	7.194785	-26.33%	1,699
2007*	10.000000	9.766199	-2.34%	2,683

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.041358	13.544812	3.86%	4,805
2011	12.386820	13.041358	5.28%	4,844
2010	11.714253	12.386820	574.14%	4,880
2009	10.312555	11.714253	13.59%	11,252
2008	10.865053	10.312555	-5.09%	11,127
2007	10.618101	10.865053	2.33%	11,127
2006	10.366426	10.618101	2.43%	13,371
2005	10.340808	10.366426	0.25%	11,643
2004	10.094375	10.340808	2.44%	3,528
2003*	10.000000	10.094375	0.94%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.081964	11.360376	12.68%	3,233
2011	11.498770	10.081964	-12.32%	3,233
2010	9.097945	11.498770	26.39%	3,801
2009	6.616903	9.097945	37.50%	3,801
2008	11.139451	6.616903	-40.60%	3,223
2007	9.823392	11.139451	13.40%	2,655
2006*	10.000000	9.823392	-1.77%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	9.440539	11.174489	18.37%	0
2011	11.614303	9.440539	-18.72%	0
2010	10.467057	11.614303	1096.05%	218
2009	8.430171	10.467057	24.16%	1,512
2008	15.293567	8.430171	-44.88%	2,417
2007	13.288820	15.293567	15.09%	6,356
2006	11.472699	13.288820	15.83%	6,642
2005	9.819415	11.472699	16.84%	7,187
2004	8.810945	9.819415	11.45%	7,397
2003	6.265330	8.810945	40.63%	14,405
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.602905	13.748661	18.49%	7,848
2011	14.287410	11.602905	-18.79%	8,391
2010	12.874153	14.287410	1097.75%	11,079
2009	10.364556	12.874153	24.21%	11,906
2008	18.807164	10.364556	-44.89%	13,946
2007	16.339258	18.807164	15.10%	16,963
2006	14.105906	16.339258	15.83%	17,382
2005	12.077938	14.105906	16.79%	17,480
2004	10.836673	12.077938	11.45%	13,086
2003	7.703235	10.836673	40.68%	10,424

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.630580	15.764033	24.81%	1,000
2011	14.110221	12.630580	-10.49%	1,008
2010	11.362675	14.110221	2418.05%	3,801
2009	7.351459	11.362675	54.56%	4,547
2008	15.333778	7.351459	-52.06%	5,626
2007	14.788293	15.333778	3.69%	5,757
2006	12.959498	14.788293	14.11%	5,893
2005	12.867635	12.959498	0.71%	4,973
2004	11.495520	12.867635	11.94%	5,104
2003	7.418650	11.495520	54.95%	8,009
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.552993	12.779929	10.62%	23,150
2011	11.490332	11.552993	0.55%	25,150
2010	10.384783	11.490332	1064.59%	25,589
2009	7.798968	10.384783	33.16%	2,004
2008	11.290361	7.798968	-30.92%	1,565
2007	11.082100	11.290361	1.88%	1,565
2006*	10.000000	11.082100	10.82%	1,372
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.633078	11.198664	16.25%	1,130
2011	10.192590	9.633078	-5.49%	1,166
2010	8.094732	10.192590	25.92%	3,209
2009	6.382308	8.094732	26.83%	1,365
2008	9.703244	6.382308	-34.23%	8,640
2007	10.123035	9.703244	-4.15%	13,275
2006*	10.000000	10.123035	1.23%	3,030
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.805115	9.971982	13.25%	563
2011	9.106611	8.805115	-3.31%	563
2010	8.410983	9.106611	8.27%	563
2009	6.575833	8.410983	27.91%	737
2008*	10.000000	6.575833	-34.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.095402	11.217518	11.12%	0
2011	12.217851	10.095402	-17.37%	0
2010	10.587356	12.217851	1540.04%	0
2009	6.245187	10.587356	69.53%	0
2008	13.437955	6.245187	-53.53%	0
2007	10.633896	13.437955	26.37%	3,075
2006*	10.000000	10.633896	6.34%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.033202	10.493809	16.17%	0
2011	10.298287	9.033202	-12.28%	0
2010	9.673673	10.298287	6.46%	543
2009	7.180141	9.673673	34.73%	2,468
2008	12.266862	7.180141	-41.47%	543
2007	10.821415	12.266862	13.36%	0
2006*	10.000000	10.821415	8.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.097969	17.058478	12.99%	0
2011	15.502730	15.097969	-2.61%	2,298
2010	13.802097	15.502730	1232.16%	1,982
2009	11.842171	13.802097	16.55%	783
2008	11.354499	11.842171	4.29%	502
2007	10.414712	11.354499	9.02%	0
2006*	10.000000	10.414712	4.15%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	10.150694	11.302953	11.35%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.706928	-2.93%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.093013	23.514093	17.03%	1,879
2011	22.049524	20.093013	-8.87%	3,103
2010	20.660999	22.049524	672.05%	2,446
2009	16.825408	20.660999	22.80%	2,750
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.358639	10.166150	21.62%	9,065
2011	9.146474	8.358639	-8.61%	9,316
2010	8.747266	9.146474	4.56%	15,504
2009	6.100431	8.747266	43.39%	21,246
2008	11.155504	6.100431	-45.31%	48,199
2007	8.314866	11.155504	34.16%	58,089
2006	7.759494	8.314866	7.16%	65,375
2005	7.019832	7.759494	10.54%	67,472
2004	6.059662	7.019832	15.85%	59,918
2003	5.132236	6.059662	18.07%	58,398

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.226345	4.944817	17.00%	4,772
2011	4.711594	4.226345	-10.30%	3,042
2010	3.856916	4.711594	22.16%	3,043
2009	2.503305	3.856916	54.07%	3,286
2008	4.550037	2.503305	-44.98%	6,036
2007	3.807684	4.550037	19.50%	8,888
2006	3.595815	3.807684	5.89%	9,019
2005	3.282397	3.595815	9.55%	16,898
2004	3.323741	3.282397	-1.24%	17,358
2003	2.310691	3.323741	43.84%	19,423
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.837024	12.044112	11.14%	1,897
2011	16.309798	10.837024	-33.56%	966
2010	13.284886	16.309798	2276.96%	2,940
2009	7.554689	13.284886	75.85%	3,846
2008	16.105099	7.554689	-53.09%	6,136
2007	12.812019	16.105099	25.70%	6,187
2006	8.897329	12.812019	44.00%	10,609
2005	6.866639	8.897329	29.57%	10,994
2004	5.891540	6.866639	16.55%	16,344
2003	4.459429	5.891540	32.11%	16,419
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	13.943047	16.481411	18.21%	1,972
2011	13.897772	13.943047	0.33%	1,980
2010	11.463604	13.897772	2123.39%	1,987
2009	9.213885	11.463604	24.42%	5,063
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.702176	14.454038	13.79%	0
2011	12.995137	12.702176	-2.25%	2,068
2010	11.898593	12.995137	921.57%	2,068
2009	9.895116	11.898593	20.25%	0
2008	14.982427	9.895116	-33.96%	0
2007	14.181624	14.982427	5.65%	0
2006	11.983493	14.181624	18.34%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.334130	11.764382	13.84%	0
2011	10.713597	10.334130	-3.54%	0
2010*	10.000000	10.713597	7.14%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	5.519244	6.179610	11.96%	189
2011	5.659283	5.519244	-2.47%	189
2010	4.832753	5.659283	17.10%	189
2009	3.687157	4.832753	31.07%	189
2008	6.126045	3.687157	-39.81%	189
2007	5.218917	6.126045	17.38%	6,577
2006	5.005591	5.218917	4.26%	12,761
2005	4.785963	5.005591	4.59%	6,577
2004	4.506128	4.785963	6.21%	6,577
2003	3.456859	4.506128	30.35%	6,577
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.670505	15.392176	12.59%	21,615
2011	13.831129	13.670505	-1.16%	28,392
2010	12.413156	13.831129	1142.31%	33,735
2009*	10.000000	12.413156	24.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.905519	11.255546	13.63%	0
2011	9.993847	9.905519	-0.88%	0
2010	9.085128	9.993847	10.00%	0
2009	7.496405	9.085128	21.19%	0
2008	10.870847	7.496405	-31.04%	190
2007	10.430613	10.870847	4.22%	190
2006*	10.000000	10.430613	4.31%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.090766	11.431553	3.07%	5,395
2011	10.682066	11.090766	3.83%	5,395
2010	10.263054	10.682066	408.27%	5,395
2009	9.318922	10.263054	10.13%	5,395
2008	10.529215	9.318922	-11.49%	5,457
2007	10.412741	10.529215	1.12%	5,457
2006*	10.000000	10.412741	4.13%	5,395
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.811580	11.762560	19.88%	3,355
2011	11.016702	9.811580	-10.94%	5,028
2010	10.079451	11.016702	9.30%	5,049
2009	7.248531	10.079451	39.06%	5,358
2008	12.029430	7.248531	-39.74%	5,565
2007	10.712318	12.029430	12.30%	5,930
2006*	10.000000	10.712318	7.12%	4,175

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.125578	10.520324	15.28%	2,265
2011	9.749596	9.125578	-6.40%	2,265
2010	8.399928	9.749596	16.07%	3,790
2009	6.163543	8.399928	36.28%	3,838
2008	11.251384	6.163543	-45.22%	2,819
2007	10.240314	11.251384	9.87%	2,869
2006*	10.000000	10.240314	2.40%	2,907
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.981188	9.174469	14.95%	0
2011	8.313029	7.981188	-3.99%	0
2010	7.628096	8.313029	8.98%	0
2009	5.943759	7.628096	28.34%	0
2008	9.772893	5.943759	-39.18%	0
2007*	10.000000	9.772893	-2.27%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.899655	16.760602	12.49%	5,402
2011	14.614184	14.899655	1.95%	5,927
2010	13.151905	14.614184	1111.84%	9,485
2009	9.173240	13.151905	43.37%	10,838
2008	12.972417	9.173240	-29.29%	28,544
2007	12.809951	12.972417	1.27%	29,503
2006	11.793567	12.809951	8.62%	32,795
2005	11.729931	11.793567	0.54%	35,455
2004	10.849470	11.729931	8.12%	42,559
2003	9.035786	10.849470	20.07%	41,718
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.148176	14.809936	12.64%	7
2011	12.897558	13.148176	1.94%	5,258
2010	11.606439	12.897558	1112.42%	5,418
2009	8.090783	11.606439	43.45%	4,317
2008	11.458925	8.090783	-29.39%	5,066
2007	11.311733	11.458925	1.30%	5,533
2006	10.414642	11.311733	8.61%	6,290
2005*	10.000000	10.414642	4.15%	6,424
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.508124	9.897285	16.33%	5,307
2011	8.870012	8.508124	-4.08%	7,952
2010	7.801926	8.870012	13.69%	25,482
2009	6.180472	7.801926	26.24%	31,463
2008	9.989081	6.180472	-38.13%	46,161
2007	10.403832	9.989081	-3.99%	50,250
2006	9.140181	10.403832	13.83%	60,404
2005	8.928052	9.140181	2.38%	61,289
2004	7.737628	8.928052	15.38%	51,184
2003	5.994918	7.737628	29.07%	41,228

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.577427	8.701337	14.83%	10,598
2011	8.730443	7.577427	-13.21%	11,914
2010	7.690153	8.730443	13.53%	13,548
2009	5.119697	7.690153	50.21%	29,351
2008*	10.000000	5.119697	-48.80%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.097256	9.960342	9.49%	0
2011	9.567920	9.097256	-4.92%	0
2010	7.884037	9.567920	21.36%	0
2009	6.103762	7.884037	29.17%	0
2008*	10.000000	6.103762	-38.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.066692	9.916587	9.37%	0
2011	9.544246	9.066692	-5.00%	0
2010	7.865745	9.544246	21.34%	0
2009	6.101864	7.865745	28.91%	0
2008*	10.000000	6.101864	-38.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.342554	9.515335	14.06%	0
2011	9.073972	8.342554	-8.06%	0
2010	8.038019	9.073972	12.89%	0
2009	6.335598	8.038019	26.87%	0
2008*	10.000000	6.335598	-36.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.754944	10.638464	9.06%	0
2011	10.068809	9.754944	-3.12%	0
2010	9.286886	10.068809	8.42%	0
2009	7.892680	9.286886	17.66%	0
2008*	10.000000	7.892680	-21.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.152368	10.213369	11.59%	13,860
2011	9.652592	9.152368	-5.18%	13,860
2010	8.745895	9.652592	10.37%	13,860
2009	7.172940	8.745895	21.93%	3,518
2008*	10.000000	7.172940	-28.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.478460	11.060972	5.56%	4,356
2011	10.521626	10.478460	-0.41%	0
2010	10.032193	10.521626	4.88%	0
2009	9.039133	10.032193	10.99%	0
2008*	10.000000	9.039133	-9.61%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.458397	10.436655	10.34%	14,203
2011	9.861439	9.458397	-4.09%	15,171
2010	9.016832	9.861439	9.37%	16,299
2009	7.529554	9.016832	19.75%	17,122
2008*	10.000000	7.529554	-24.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.819139	9.923178	12.52%	0
2011	9.420558	8.819139	-6.38%	0
2010	8.466193	9.420558	11.27%	0
2009	6.811090	8.466193	24.30%	0
2008*	10.000000	6.811090	-31.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.023566	10.831315	8.06%	0
2011	10.234577	10.023566	-2.06%	0
2010	9.558616	10.234577	7.07%	0
2009	8.271397	9.558616	15.56%	0
2008*	10.000000	8.271397	-17.29%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.551242	12.222319	5.81%	0
2011	11.034660	11.551242	4.68%	0
2010	10.496231	11.034660	512.97%	0
2009	9.825497	10.496231	6.83%	0
2008*	10.000000	9.825497	-1.75%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.401645	13.044692	5.19%	0
2011	11.908183	12.401645	4.14%	0
2010	11.216322	11.908183	6.17%	0
2009	9.809519	11.216322	14.34%	0
2008*	10.000000	9.809519	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	18.707917	21.533383	15.10%	0
2011	24.541606	18.707917	-23.77%	0
2010	21.511405	24.541606	1408.65%	146
2009	13.413179	21.511405	60.38%	146
2008	32.340229	13.413179	-58.52%	146
2007	22.623937	32.340229	42.95%	576
2006	16.850212	22.623937	34.26%	576
2005	12.936008	16.850212	30.26%	576
2004	10.909929	12.936008	18.57%	1,183
2003	6.722291	10.909929	62.29%	1,183

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	20.792330	23.936316	15.12%	2,478
2011	27.282166	20.792330	-23.79%	2,311
2010	23.905561	27.282166	1412.48%	7,560
2009	14.890464	23.905561	60.54%	6,037
2008	35.959778	14.890464	-58.59%	7,077
2007	25.161330	35.959778	42.92%	8,236
2006	18.750120	25.161330	34.19%	11,344
2005	14.392651	18.750120	30.28%	13,352
2004	12.137097	14.392651	18.58%	10,768
2003	7.480416	12.137097	62.25%	7,637
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.692945	15.880835	1.20%	20,825
2011	14.898852	15.692945	5.33%	25,389
2010	14.479540	14.898852	289.59%	30,441
2009	14.358898	14.479540	0.84%	47,003
2008	13.574184	14.358898	5.78%	52,804
2007	12.900827	13.574184	5.22%	59,624
2006	12.711905	12.900827	1.49%	66,880
2005	12.535180	12.711905	1.41%	81,019
2004	12.361690	12.535180	1.40%	91,969
2003	12.341436	12.361690	0.16%	111,630
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	9.958646	11.305310	13.52%	0
2011	11.238291	9.958646	-11.39%	0
2010	10.101526	11.238291	11.25%	0
2009	7.929776	10.101526	27.39%	1,084
2008	14.970138	7.929776	-47.03%	1,141
2007	11.990908	14.970138	24.85%	1,189
2006	9.182859	11.990908	30.58%	1,226
2005	7.181205	9.182859	27.87%	1,274
2004	6.403842	7.181205	12.14%	1,336
2003	4.808265	6.403842	33.18%	1,406
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.010476	18.170721	13.49%	1,257
2011	18.067679	16.010476	-11.39%	1,257
2010	16.243106	18.067679	1123.29%	926
2009	12.755954	16.243106	27.34%	2,198
2008	24.073648	12.755954	-47.01%	2,371
2007	19.282275	24.073648	24.85%	4,628
2006	14.768312	19.282275	30.57%	2,489
2005	11.552260	14.768312	27.84%	4,890
2004	10.287431	11.552260	12.29%	4,616
2003	7.740771	10.287431	32.90%	2,569

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.411512	8.603248	16.08%	0
2011	8.659907	7.411512	-14.42%	0
2010	8.211043	8.659907	5.47%	0
2009	6.501522	8.211043	26.29%	0
2008	11.634112	6.501522	-44.12%	0
2007	10.831580	11.634112	7.41%	0
2006*	10.000000	10.831580	8.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.368585	14.076979	13.81%	9,134
2011	13.110280	12.368585	-5.66%	9,321
2010	11.646645	13.110280	1256.70%	9,555
2009	9.323591	11.646645	24.92%	11,330
2008	15.033743	9.323591	-37.98%	39,157
2007	14.449858	15.033743	4.04%	42,501
2006	12.590217	14.449858	14.77%	44,337
2005	11.878188	12.590217	5.99%	41,011
2004	10.607956	11.878188	11.97%	48,838
2003	8.191707	10.607956	29.50%	48,710
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.286428	13.197182	7.41%	0
2011	12.401429	12.286428	-0.93%	0
2010	11.499991	12.401429	783.86%	0
2009*	10.000000	11.499991	15.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.904880	14.224401	10.22%	0
2011	13.265048	12.904880	-2.72%	0
2010	12.057478	13.265048	1001.51%	0
2009*	10.000000	12.057478	20.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.238415	12.639579	3.28%	3,947
2011	12.107364	12.238415	1.08%	4,492
2010	11.643153	12.107364	398.70%	18,621
2009	10.869146	11.643153	7.12%	5,767
2008	11.777759	10.869146	-7.71%	5,767
2007	11.382309	11.777759	3.47%	181
2006	10.917407	11.382309	4.26%	1,263
2005	10.761107	10.917407	1.45%	1,511
2004	10.471187	10.761107	2.77%	4,228
2003	9.881785	10.471187	5.96%	16,160

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.618607	13.730648	8.81%	41,532
2011	12.854611	12.618607	-1.84%	42,258
2010	11.802072	12.854611	891.83%	53,881
2009	10.088008	11.802072	16.99%	93,829
2008	13.375677	10.088008	-24.58%	90,534
2007	12.892538	13.375677	3.75%	106,432
2006	11.789697	12.892538	9.35%	112,991
2005	11.396138	11.789697	3.45%	71,031
2004	10.594686	11.396138	7.56%	113,858
2003	8.986775	10.594686	17.89%	110,682
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.634880	14.114159	11.71%	14,186
2011	13.145555	12.634880	-3.88%	14,415
2010	11.863738	13.145555	1080.45%	14,415
2009	9.712156	11.863738	22.15%	22,640
2008	14.415677	9.712156	-32.63%	22,828
2007	13.830716	14.415677	4.23%	41,642
2006	12.295645	13.830716	12.48%	62,463
2005	11.693395	12.295645	5.15%	53,566
2004	10.623053	11.693395	10.08%	80,711
2003	8.541750	10.623053	24.37%	80,222
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.680847	13.453194	6.09%	20,471
2011	12.651820	12.680847	0.23%	21,141
2010	11.872501	12.651820	656.41%	21,511
2009	10.553393	11.872501	12.50%	34,240
2008	12.650005	10.553393	-16.57%	34,673
2007	12.170043	12.650005	3.94%	38,746
2006	11.429780	12.170043	6.48%	39,838
2005	11.139003	11.429780	2.61%	9,456
2004	10.585351	11.139003	5.23%	140,083
2003	9.480584	10.585351	11.65%	159,647
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.235540	15.425288	16.54%	31,915
2011	13.785567	13.235540	-3.99%	51,757
2010	12.902691	13.785567	684.26%	77,009
2009*	10.000000	12.902691	29.03%	1,257

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.548751	22.550232	15.35%	4,072
2011	20.426087	19.548751	-4.30%	7,139
2010	16.481668	20.426087	2393.22%	16,528
2009	12.272830	16.481668	34.29%	23,310
2008	19.670901	12.272830	-37.61%	35,462
2007	18.625430	19.670901	5.61%	43,130
2006	17.259099	18.625430	7.92%	52,583
2005	15.677646	17.259099	10.09%	53,163
2004	13.794761	15.677646	13.65%	52,558
2003	10.432365	13.794761	32.23%	50,076
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.624795	10.433032	-1.80%	33,733
2011	10.819000	10.624795	-1.80%	51,611
2010	11.017294	10.819000	-179.98%	52,494
2009	11.214533	11.017294	-1.76%	79,979
2008	11.190282	11.214533	0.22%	186,419
2007	10.875311	11.190282	2.90%	211,453
2006	10.594160	10.875311	2.65%	81,845
2005	10.507467	10.594160	0.83%	63,082
2004	10.613949	10.507467	-1.00%	98,416
2003	10.741301	10.613949	-1.19%	119,753
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	15.089351	16.632177	10.22%	16,598
2011	14.557591	15.089351	3.65%	18,667
2010	13.405083	14.557591	859.75%	22,046
2009	10.975002	13.405083	22.14%	27,394
2008	13.512748	10.975002	-18.78%	27,937
2007	13.153432	13.512748	2.73%	28,715
2006	12.775749	13.153432	2.96%	30,190
2005	12.731721	12.775749	0.35%	30,583
2004	12.169900	12.731721	4.62%	29,491
2003	11.053628	12.169900	10.10%	32,363
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.102317	9.211608	13.69%	7,512
2011	9.103248	8.102317	-11.00%	7,483
2010	8.128943	9.103248	11.99%	21,093
2009	6.066225	8.128943	34.00%	27,964
2008*	10.000000	6.066225	-39.34%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.551092	14.448873	15.12%	857
2011	15.236010	12.551092	-17.62%	866
2010	14.621346	15.236010	420.39%	2,369
2009	11.467656	14.621346	27.50%	5,549
2008	21.760856	11.467656	-47.30%	5,927
2007	21.530815	21.760856	1.07%	6,070
2006	17.861451	21.530815	20.54%	8,301
2005	16.231410	17.861451	10.04%	8,682
2004	13.744111	16.231410	18.10%	3,957
2003*	10.000000	13.744111	37.44%	1,138
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.666770	9.902284	14.26%	5,523
2011	9.089459	8.666770	-4.65%	8,296
2010	8.013096	9.089459	13.43%	9,755
2009	6.287665	8.013096	27.44%	388
2008*	10.000000	6.287665	-37.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.607030	11.113877	15.68%	6,055
2011	10.388474	9.607030	-7.52%	6,130
2010*	10.000000	10.388474	3.88%	4,993
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.012466	9.252011	15.47%	0
2011	8.688406	8.012466	-7.78%	0
2010	7.847341	8.688406	10.72%	0
2009	6.271938	7.847341	25.12%	0
2008*	10.000000	6.271938	-37.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.070938	10.234825	12.83%	16,424
2011	9.644813	9.070938	-5.95%	20,468
2010	7.744457	9.644813	24.54%	30,979
2009	6.203827	7.744457	24.83%	39,820
2008*	10.000000	6.203827	-37.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.639322	11.012612	14.25%	24,138
2011	10.048939	9.639322	-4.08%	40,651
2010	8.553700	10.048939	17.48%	58,316
2009	6.676263	8.553700	28.12%	69,940
2008*	10.000000	6.676263	-33.24%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	12.889228	14.357465	11.39%	3,368
2011	13.210669	12.889228	-2.43%	4,648
2010	10.723635	13.210669	2319.21%	5,807
2009	8.567481	10.723635	25.17%	7,104
2008	16.283784	8.567481	-47.39%	9,361
2007	15.110570	16.283784	7.76%	10,789
2006	14.908742	15.110570	1.35%	12,286
2005	14.044827	14.908742	6.15%	14,536
2004	12.610421	14.044827	11.37%	21,518
2003	9.564082	12.610421	31.85%	18,076
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	20.816920	24.620722	18.27%	8,531
2011	22.330013	20.816920	-6.78%	11,062
2010	17.960595	22.330013	2432.78%	14,601
2009	14.491008	17.960595	23.94%	18,848
2008	21.750368	14.491008	-33.38%	25,213
2007	23.791636	21.750368	-8.58%	29,818
2006	20.654581	23.791636	15.19%	34,293
2005	20.405024	20.654581	1.22%	36,208
2004	17.714566	20.405024	15.19%	43,208
2003	11.500284	17.714566	54.04%	45,920
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	20.264830	22.984150	13.42%	8,902
2011	21.850232	20.264830	-7.26%	10,933
2010	17.754900	21.850232	2306.59%	16,376
2009	13.422488	17.754900	32.28%	21,732
2008	22.114229	13.422488	-39.30%	33,910
2007	22.051693	22.114229	0.28%	42,568
2006	20.042046	22.051693	10.03%	52,236
2005	18.170195	20.042046	10.30%	61,738
2004	15.545919	18.170195	16.88%	64,757
2003	11.226240	15.545919	38.48%	61,965
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.773510	9.839840	12.15%	5,151
2011	8.886996	8.773510	-1.28%	5,678
2010	7.976905	8.886996	11.41%	5,689
2009	6.441991	7.976905	23.83%	5,722
2008	11.224821	6.441991	-42.61%	6,330
2007	10.567157	11.224821	6.22%	9,141
2006	9.469764	10.567157	11.59%	11,449
2005	8.974942	9.469764	5.51%	15,066
2004	8.327394	8.974942	7.78%	16,614
2003	6.650221	8.327394	25.22%	17,485

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.582558	10.895179	13.70%	16,114
2011	9.162198	9.582558	4.59%	21,307
2010	7.166841	9.162198	27.84%	26,639
2009	5.578250	7.166841	28.48%	30,398
2008*	10.000000	5.578250	-44.22%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.338148	10.509297	1.66%	0
2011	10.392235	10.338148	-0.52%	0
2010	10.332676	10.392235	57.64%	1,034
2009	9.823638	10.332676	5.18%	25,045
2008*	10.000000	9.823638	-1.76%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.565412	13.578670	17.41%	0
2011	13.448274	11.565412	-14.00%	0
2010	12.877409	13.448274	443.31%	0
2009*	10.000000	12.877409	28.77%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.977287	10.248431	2.72%	12,425
2011	10.130421	9.977287	-1.51%	12,426
2010	9.798254	10.130421	3.39%	12,264
2009	8.804455	9.798254	11.29%	12,266
2008	10.356657	8.804455	-14.99%	12,314
2007	10.067167	10.356657	2.88%	15,285
2006	9.837808	10.067167	2.33%	15,433
2005	9.875108	9.837808	-0.38%	21,222
2004	9.978359	9.875108	-1.03%	25,019
2003*	10.000000	9.978359	-0.22%	4,396
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.145825	11.910209	6.86%	0
2011	11.471366	11.145825	-2.84%	0
2010	9.766186	11.471366	17.46%	0
2009	8.101737	9.766186	20.54%	0
2008	13.631259	8.101737	-40.57%	0
2007	13.811409	13.631259	-1.30%	0
2006	13.362127	13.811409	3.36%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.272521	13.374261	8.98%	0
2011	12.894234	12.272521	-4.82%	0
2010	10.687698	12.894234	2064.56%	0
2009	8.281138	10.687698	29.06%	0
2008	13.926091	8.281138	-40.54%	0
2007	13.179347	13.926091	5.67%	0
2006	11.802919	13.179347	11.66%	0
2005	11.247371	11.802919	4.94%	0
2004*	10.000000	11.247371	12.47%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	9.159084	10.473063	14.35%	11,866
2011	9.225538	9.159084	-0.72%	15,564
2010	7.370223	9.225538	25.17%	15,209
2009	5.659790	7.370223	30.22%	17,022
2008	11.316465	5.659790	-49.99%	18,035
2007	10.838690	11.316465	4.41%	25,995
2006	10.720007	10.838690	1.11%	32,369
2005	9.717936	10.720007	10.31%	30,547
2004	8.262040	9.717936	17.62%	38,373
2003	6.699002	8.262040	23.33%	39,239
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.589818	22.129261	19.04%	1,443
2011	20.636366	18.589818	-9.92%	6,707
2010	18.119752	20.636366	1388.88%	8,051
2009	13.208510	18.119752	37.18%	9,480
2008	22.491279	13.208510	-41.27%	11,615
2007	21.540637	22.491279	4.41%	15,502
2006	18.637621	21.540637	15.58%	16,106
2005	16.598363	18.637621	12.29%	16,600
2004	14.180467	16.598363	17.05%	38,640
2003*	10.000000	14.180467	41.80%	28,999
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.527041	13.726126	19.08%	15,830
2011	12.799061	11.527041	-9.94%	18,324
2010	11.239137	12.799061	1387.94%	31,610
2009	8.188452	11.239137	37.26%	38,001
2008	13.941855	8.188452	-41.27%	55,298
2007	13.354899	13.941855	4.40%	68,918
2006	11.554717	13.354899	15.58%	77,784
2005	10.293133	11.554717	12.26%	95,596
2004	8.796101	10.293133	17.02%	104,262
2003	6.262817	8.796101	40.45%	120,116
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.146260	1.46%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	9.331727	10.709396	14.76%	38,269
2011	9.503789	9.331727	-1.81%	45,584
2010	8.335233	9.503789	14.02%	48,420
2009	6.616510	8.335233	25.98%	54,615
2008	10.950812	6.616510	-39.58%	59,768
2007	10.680162	10.950812	2.53%	70,840
2006	9.454762	10.680162	12.96%	74,343
2005	9.084631	9.454762	4.07%	88,549
2004	8.451640	9.084631	7.49%	111,894
2003	6.791724	8.451640	24.44%	135,933

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.260742	10.729376	15.86%	0
2011	9.643515	9.260742	-3.97%	18
2010	7.957552	9.643515	21.19%	1,217
2009	5.906497	7.957552	34.73%	1,269
2008	9.674984	5.906497	-38.95%	174
2007	9.973994	9.674984	-3.00%	225
2006*	10.000000	9.973994	-0.26%	546
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.388995	12.801943	3.33%	0
2011	11.636134	12.388995	6.47%	0
2010	10.834026	11.636134	740.36%	0
2009*	10.000000	10.834026	8.34%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.181746	11.611314	3.84%	83,803
2011	11.272539	11.181746	-0.81%	3,929
2010	10.913226	11.272539	329.25%	3,929
2009*	10.000000	10.913226	9.13%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.392176	14.654528	28.64%	1,410
2011	10.509110	11.392176	8.40%	0
2010*	10.000000	10.509110	5.09%	916
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.134135	11.965367	7.47%	0
2011	10.731570	11.134135	3.75%	0
2010	10.199504	10.731570	521.66%	1,061
2009	9.472787	10.199504	7.67%	1,061
2008	10.742730	9.472787	-11.82%	1,061
2007	10.374930	10.742730	3.55%	1,061
2006*	10.000000	10.374930	3.75%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	29.265733	33.899440	15.83%	761
2011	27.842587	29.265733	5.11%	769
2010	25.835133	27.842587	777.02%	777
2009	20.204745	25.835133	27.87%	777
2008	24.199486	20.204745	-16.51%	777
2007	23.134279	24.199486	4.60%	1,014
2006	21.259551	23.134279	8.82%	2,024
2005	19.285453	21.259551	10.24%	2,770
2004	17.843487	19.285453	8.08%	3,761
2003	14.210605	17.843487	25.56%	2,734

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	24.162755	30.799519	27.47%	1,288
2011	33.133041	24.162755	-27.07%	181
2010	26.600130	33.133041	2455.97%	697
2009	12.706367	26.600130	109.34%	698
2008	36.740680	12.706367	-65.42%	1,480
2007	27.189894	36.740680	35.13%	1,961
2006	19.848229	27.189894	36.99%	2,644
2005	15.311576	19.848229	29.63%	3,402
2004	12.385431	15.311576	23.63%	4,229
2003	8.179648	12.385431	51.42%	4,254
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	35.197643	35.732822	1.52%	1,299
2011	42.899206	35.197643	-17.95%	376
2010	33.802479	42.899206	2691.14%	376
2009	21.850504	33.802479	54.70%	1,118
2008	41.303184	21.850504	-47.10%	1,496
2007	28.938622	41.303184	42.73%	1,503
2006	23.670159	28.938622	22.26%	1,719
2005	15.891131	23.670159	48.95%	1,720
2004	13.026159	15.891131	21.99%	3,060
2003	9.161589	13.026159	42.18%	2,048
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.607335	-3.93%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	10.306087	11.767634	14.18%	0
2011	11.263636	10.306087	-8.50%	0
2010	10.209640	11.263636	0.00%	0
2009	8.182483	10.209640	24.77%	0
2008	13.411082	8.182483	-38.99%	0
2007	12.421990	13.411082	7.96%	0
2006	11.126782	12.421990	11.64%	0
2005	10.418855	11.126782	6.79%	0
2004	9.674671	10.418855	7.69%	0
2003	7.299299	9.674671	32.54%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.212509	16.113805	5.92%	1,287
2011	16.237206	15.212509	-6.31%	0
2010	13.042699	16.237206	24.49%	0
2009*	10.000000	13.042699	30.43%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.241277	17.712370	16.21%	0
2011	17.001868	15.241277	-10.36%	0
2010	13.690588	17.001868	2418.65%	0
2009	9.782682	13.690588	39.95%	0
2008	15.520845	9.782682	-36.97%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.314697	14.025791	5.34%	5,006
2011	12.145344	13.314697	9.63%	5,006
2010	11.777617	12.145344	312.23%	5,006
2009	10.893024	11.777617	8.12%	5,419
2008	11.283253	10.893024	-3.46%	13,143
2007	10.505573	11.283253	7.40%	1,077
2006	10.541159	10.505573	-0.34%	1,169
2005	10.579432	10.541159	-0.36%	1,271
2004	10.192099	10.579432	3.80%	1,383
2003*	10.000000	10.192009	1.92%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	9.287877	10.454381	12.56%	0
2011	9.181645	9.287877	1.16%	0
2010	8.199389	9.181645	11.98%	339
2009	7.077429	8.199389	15.85%	339
2008	11.029475	7.077429	-35.83%	676
2007	11.251879	11.029475	-1.98%	694
2006	9.795363	11.251879	14.87%	1,792
2005	9.542602	9.795363	2.65%	1,869
2004	8.608836	9.542602	10.85%	2,380
2003	6.784071	8.608836	26.90%	11,694
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.378833	12.984697	14.11%	0
2011	11.679792	11.378833	-2.58%	0
2010	9.983617	11.679792	16.99%	0
2009	7.831760	9.983617	27.48%	0
2008	10.553118	7.831760	-25.79%	0
2007	11.012546	10.553118	-4.17%	0
2006*	10.000000	11.012546	10.13%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.238163	13.201631	7.87%	24,910
2011	12.945958	12.238163	-5.47%	24,910
2010	12.022984	12.945958	767.67%	25,441
2009*	10.000000	12.022984	20.23%	1,788

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.263873	16.194893	13.54%	0
2011	14.458220	14.263873	-1.34%	0
2010	11.712890	14.458220	2343.85%	2,854
2009	9.549798	11.712890	22.65%	3,084
2008	14.091258	9.549798	-32.23%	1,157
2007	14.460436	14.091258	-2.55%	1,263
2006	12.883144	14.460436	12.24%	4,711
2005	12.246099	12.883144	5.20%	4,809
2004	10.241782	12.246099	19.57%	1,557
2003	7.577210	10.241782	35.17%	230
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	7.642268	8.394461	9.84%	1,184
2011	7.720390	7.642268	-1.01%	1,184
2010	6.854289	7.720390	12.64%	1,184
2009	5.223731	6.854289	31.21%	1,184
2008	8.120576	5.223731	-35.67%	1,184
2007	7.680730	8.120576	5.73%	1,184
2006	7.169448	7.680730	7.13%	1,184
2005	7.052900	7.169448	1.65%	1,184
2004	6.769089	7.052900	4.19%	2,413
2003	5.476092	6.769089	23.61%	2,413
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	8.894582	10.098368	13.53%	2,130
2011	8.899390	8.894582	-0.05%	2,247
2010	7.899469	8.899390	12.66%	3,067
2009	6.373936	7.899469	23.93%	3,067
2008	10.336958	6.373936	-38.34%	5,494
2007	10.012097	10.336958	3.24%	5,705
2006	8.836043	10.012097	13.31%	9,228
2005	8.603055	8.836043	2.71%	11,862
2004	7.926250	8.603055	8.54%	14,144
2003	6.294303	7.926250	25.93%	14,296
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	10.909589	11.818080	8.33%	0
2011	10.201061	10.909589	6.95%	0
2010	9.017260	10.201061	13.13%	0
2009	7.499975	9.017260	20.23%	416
2008	10.852467	7.499975	-30.89%	489
2007	10.327216	10.852467	5.09%	494
2006	9.037512	10.327216	14.27%	1,657
2005	8.825656	9.037512	2.40%	2,946
2004	8.564412	8.825656	3.05%	6,694
2003	7.204901	8.564412	18.87%	10,508

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.080498	16.231486	7.63%	0
2011	15.030214	15.080498	0.33%	0
2010	14.120397	15.030214	644.33%	0
2009	11.951474	14.120397	18.15%	820
2008	13.140627	11.951474	-9.05%	820
2007	12.712125	13.140627	3.37%	820
2006	12.440839	12.712125	2.18%	1,766
2005	12.518711	12.440839	-0.62%	2,769
2004	12.315361	12.518711	1.65%	5,490
2003	11.996568	12.315361	2.66%	5,525
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.806520	11.839457	9.56%	0
2011	11.046752	10.806520	-2.17%	0
2010	9.988357	11.046752	10.60%	0
2009	8.201010	9.988357	21.79%	0
2008	11.158048	8.201010	-26.50%	0
2007	10.470111	11.158048	6.57%	0
2006*	10.000000	10.470111	4.70%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.301156	11.437640	11.03%	0
2011	10.619685	10.301156	-3.00%	0
2010	9.452659	10.619685	12.35%	0
2009	7.482528	9.452659	26.33%	0
2008	11.335796	7.482528	-33.99%	0
2007	10.490017	11.335796	8.06%	0
2006*	10.000000	10.490017	4.90%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.752277	11.047693	13.28%	0
2011	10.216230	9.752277	-4.54%	0
2010	8.977564	10.216230	13.80%	0
2009	6.964313	8.977564	28.91%	0
2008	11.464839	6.964313	-39.26%	0
2007	10.510072	11.464839	9.08%	0
2006*	10.000000	10.510072	5.10%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.391460	9.648755	2.74%	460
2011	10.098079	9.391460	-7.00%	460
2010	8.638600	10.098079	16.89%	460
2009	5.967164	8.638600	44.77%	460
2008	13.341479	5.967164	-55.27%	0
2007	9.338796	13.341479	42.86%	0
2006*	10.000000	9.338796	-6.61%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	10.180053	11.702615	14.96%	2,699
2011	10.288462	10.180053	-1.05%	2,847
2010	9.112646	10.288462	12.90%	3,239
2009	7.143796	9.112646	27.56%	3,592
2008	12.710451	7.143796	-43.80%	5,996
2007	12.776871	12.710451	-0.52%	6,105
2006	10.845777	12.776871	17.81%	7,379
2005	10.453334	10.845777	3.75%	17,255
2004	9.566810	10.453334	9.27%	26,094
2003	7.488805	9.566810	27.75%	21,880
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	8.228190	9.245553	12.36%	120
2011	8.375392	8.228190	-1.76%	170
2010	6.881900	8.375392	21.70%	340
2009	5.474286	6.881900	25.71%	342
2008	10.576112	5.474286	-48.24%	970
2007	8.498425	10.576112	24.45%	1,246
2006	8.116211	8.498425	4.71%	8,035
2005	7.828799	8.116211	3.67%	8,957
2004	7.728217	7.828799	1.30%	2,213
2003	5.932835	7.728217	30.26%	2,262
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	11.233700	12.584133	12.02%	0
2011	11.018183	11.233700	1.96%	0
2010	9.870545	11.018183	11.63%	0
2009	6.998156	9.870545	41.04%	0
2008	9.519776	6.998156	-26.49%	0
2007	9.453998	9.519776	0.70%	0
2006	8.667686	9.453998	9.07%	0
2005	8.617667	8.667686	0.58%	0
2004	8.024768	8.617667	7.39%	0
2003	6.442506	8.024768	24.56%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.537247	12.913233	11.93%	0
2011	11.308341	11.537247	2.02%	0
2010	10.141682	11.308341	1150.36%	0
2009	7.182545	10.141682	41.20%	0
2008	9.759531	7.182545	-26.40%	0
2007*	10.000000	9.759531	-2.40%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	12.926747	13.412075	3.75%	5,171
2011	12.290441	12.926747	5.18%	5,171
2010	11.634953	12.290441	563.38%	5,171
2009	10.253173	11.634953	13.48%	5,171
2008	10.813491	10.253173	-5.18%	13,277
2007	10.578541	10.813491	2.22%	0
2006	10.338312	10.578541	2.32%	0
2005	10.323250	10.338312	0.15%	0
2004	10.087509	10.323250	2.34%	0
2003*	10.000000	10.087509	0.88%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.023891	11.283407	12.57%	416
2011	11.444181	10.023891	-12.41%	416
2010	9.063967	11.444181	26.26%	4,056
2009	6.598911	9.063967	37.36%	4,653
2008	11.120520	6.598911	-40.66%	0
2007	9.816752	11.120520	13.28%	0
2006*	10.000000	9.816752	-1.83%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	9.319464	11.019911	18.25%	0
2011	11.477051	9.319464	-18.80%	0
2010	10.353901	11.477051	1084.76%	0
2009	8.347541	10.353901	24.04%	0
2008	15.159129	8.347541	-44.93%	0
2007	13.185507	15.159129	14.97%	0
2006	11.395079	13.185507	15.71%	0
2005	9.762883	11.395079	16.72%	0
2004	8.769155	9.762883	11.33%	0
2003	6.241968	8.769155	40.49%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.489130	13.599958	18.37%	0
2011	14.161731	11.489130	-18.87%	0
2010	12.773895	14.161731	1086.46%	0
2009	10.294328	12.773895	24.09%	0
2008	18.698826	10.294328	-44.95%	0
2007	16.261786	18.698826	14.99%	0
2006	14.053297	16.261786	15.72%	3,877
2005	12.045115	14.053297	16.67%	3,538
2004	10.818256	12.045115	11.34%	7,441
2003	7.697259	10.818256	40.53%	2,192

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.506769	15.593588	24.68%	0
2011	13.986135	12.506769	-10.58%	0
2010	11.274215	13.986135	2405.42%	0
2009	7.301662	11.274215	54.41%	0
2008	15.245500	7.301662	-52.11%	0
2007	14.718228	15.245500	3.58%	0
2006	12.911205	14.718228	14.00%	0
2005	12.832718	12.911205	0.61%	0
2004	11.476013	12.832718	11.82%	0
2003	7.413590	11.476013	54.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.486473	12.693380	10.51%	0
2011	11.435797	11.486473	0.44%	0
2010	10.346021	11.435797	1053.33%	0
2009	7.777777	10.346021	33.02%	1,071
2008	11.271182	7.777777	-30.99%	0
2007	11.074620	11.271182	1.77%	0
2006*	10.000000	11.074620	10.75%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.577625	11.122841	16.13%	0
2011	10.144228	9.577625	-5.59%	0
2010	8.064523	10.144228	25.79%	0
2009	6.364966	8.064523	26.70%	0
2008	9.686757	6.364966	-34.29%	0
2007	10.116204	9.686757	-4.25%	0
2006*	10.000000	10.116204	1.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
2009	6.571360	8.396706	27.78%	0
2008*	10.000000	6.571360	-34.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.037285	11.141565	11.00%	383
2011	12.159885	10.037285	-17.46%	383
2010	10.547843	12.159885	1528.31%	383
2009	6.228216	10.547843	69.36%	383
2008	13.415144	6.228216	-53.57%	0
2007	10.626711	13.415144	26.24%	0
2006*	10.000000	10.626711	6.27%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	8.981202	10.422747	16.05%	0
2011	10.249429	8.981202	-12.37%	0
2010	9.637565	10.249429	6.35%	0
2009	7.160638	9.637565	34.59%	1,119
2008	12.246026	7.160638	-41.53%	0
2007	10.814105	12.246026	13.24%	0
2006*	10.000000	10.814105	8.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.011106	16.943025	12.87%	0
2011	15.429210	15.011106	-2.71%	0
2010	13.750632	15.429210	1220.73%	0
2009	11.810037	13.750632	16.43%	0
2008	11.335222	11.810037	4.19%	0
2007	10.407678	11.335222	8.91%	0
2006*	10.000000	10.407678	4.08%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	10.051210	11.180748	11.24%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.700224	-3.00%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	19.867525	23.226486	16.91%	0
2011	21.824273	19.867525	-8.97%	0
2010	20.470767	21.824273	661.19%	0
2009	16.687470	20.470767	22.67%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.257715	10.033153	21.50%	858
2011	9.045235	8.257715	-8.71%	858
2010	8.659259	9.045235	4.46%	9,092
2009	6.045206	8.659259	43.24%	9,092
2008	11.065813	6.045206	-45.37%	686
2007	8.256464	11.065813	34.03%	686
2006	7.712816	8.256464	7.05%	686
2005	6.984699	7.712816	10.42%	686
2004	6.035469	6.984699	15.73%	686
2003	5.116941	6.035469	17.95%	686

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.175270	4.880066	16.88%	1,558
2011	4.659393	4.175270	-10.39%	0
2010	3.818065	4.659393	22.04%	0
2009	2.480613	3.818065	53.92%	0
2008	4.513409	2.480613	-45.04%	0
2007	3.780892	4.513409	19.37%	0
2006	3.574151	3.780892	5.78%	0
2005	3.265930	3.574151	9.44%	0
2004	3.310444	3.265930	-1.34%	0
2003	2.303786	3.310444	43.70%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.706082	11.886427	11.02%	1,739
2011	16.129149	10.706082	-33.62%	0
2010	13.151115	16.129149	2264.47%	0
2009	7.486238	13.151115	75.67%	0
2008	15.975500	7.486238	-53.14%	0
2007	12.721943	15.975500	25.57%	0
2006	8.843749	12.721943	43.85%	0
2005	6.832211	8.843749	29.44%	0
2004	5.867965	6.832211	16.43%	137
2003	4.446112	5.867965	31.98%	137
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	13.834677	16.336632	18.08%	0
2011	13.803777	13.834677	0.22%	0
2010	11.397658	13.803777	2111.06%	0
2009	9.170218	11.397658	24.29%	489
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.577680	14.297758	13.68%	0
2011	12.880874	12.577680	-2.35%	0
2010	11.805985	12.880874	910.46%	0
2009	9.828108	11.805985	20.12%	0
2008	14.896162	9.828108	-34.02%	0
2007	14.114424	14.896162	5.54%	0
2006	11.938834	14.114424	18.22%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.316656	11.732494	13.72%	0
2011	10.706363	10.316656	-3.64%	0
2010*	10.000000	10.706363	7.06%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	5.448459	6.094132	11.85%	0
2011	5.592376	5.448459	-2.57%	0
2010	4.780474	5.592376	16.98%	0
2009	3.650992	4.780474	30.94%	0
2008	6.072162	3.650992	-39.87%	0
2007	5.178311	6.072162	17.26%	0
2006	4.971695	5.178311	4.16%	0
2005	4.758382	4.971695	4.48%	0
2004	4.484722	4.758382	6.10%	0
2003	3.443952	4.484722	30.22%	7,198
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.633442	15.334773	12.48%	1,788
2011	13.807665	13.633442	-1.26%	1,788
2010	12.404726	13.807665	1130.97%	1,917
2009*	10.000000	12.404726	24.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.848461	11.179298	13.51%	0
2011	9.946387	9.848461	-0.98%	0
2010	9.051196	9.946387	9.89%	0
2009	7.476026	9.051196	21.07%	0
2008	10.852373	7.476026	-31.11%	0
2007	10.423562	10.852373	4.11%	6,315
2006*	10.000000	10.423562	4.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.026950	11.354174	2.97%	0
2011	10.631394	11.026950	3.72%	0
2010	10.224777	10.631394	397.68%	0
2009	9.293622	10.224777	10.02%	1,040
2008	10.511339	9.293622	-11.58%	0
2007	10.405716	10.511339	1.02%	6,575
2006*	10.000000	10.405716	4.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.755085	11.682902	19.76%	0
2011	10.964407	9.755085	-11.03%	0
2010	10.041819	10.964407	9.19%	0
2009	7.228832	10.041819	38.91%	0
2008	12.009005	7.228832	-39.80%	0
2007	10.705080	12.009005	12.18%	6,590
2006*	10.000000	10.705080	7.05%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.073017	10.449057	15.17%	0
2011	9.703303	9.073017	-6.50%	0
2010	8.368558	9.703303	15.95%	0
2009	6.146783	8.368558	36.15%	0
2008	11.232271	6.146783	-45.28%	0
2007	10.233395	11.232271	9.76%	6,988
2006*	10.000000	10.233395	2.33%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.943317	9.121605	14.83%	0
2011	8.282008	7.943317	-4.09%	0
2010	7.607377	8.282008	8.87%	0
2009	5.933653	7.607377	28.21%	0
2008	9.766249	5.933653	-39.24%	0
2007*	10.000000	9.766249	-2.34%	4,186
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.708749	16.528976	12.38%	89
2011	14.441600	14.708749	1.85%	89
2010	13.009836	14.441600	1100.52%	89
2009	9.083381	13.009836	43.23%	89
2008	12.858453	9.083381	-29.36%	89
2007	12.710419	12.858453	1.16%	89
2006	11.713813	12.710419	8.51%	89
2005	11.662441	11.713813	0.44%	89
2004	10.798032	11.662441	8.01%	576
2003	9.002106	10.798032	19.95%	961
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.059216	14.694713	12.52%	242
2011	12.823332	13.059216	1.84%	242
2010	11.551411	12.823332	1101.10%	242
2009	8.060617	11.551411	43.31%	242
2008	11.427849	8.060617	-29.47%	0
2007	11.292619	11.427849	1.20%	0
2006	10.407617	11.292619	8.50%	493
2005*	10.000000	10.407617	4.08%	492
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.399063	9.760448	16.21%	0
2011	8.765228	8.399063	-4.18%	0
2010	7.717613	8.765228	13.57%	0
2009	6.119917	7.717613	26.11%	0
2008	9.901315	6.119917	-38.19%	2,272
2007	10.322987	9.901315	-4.08%	3,337
2006	9.078368	10.322987	13.71%	11,232
2005	8.876690	9.078368	2.27%	11,482
2004	7.700955	8.876690	15.27%	4,334
2003	5.972569	7.700955	28.94%	1,264

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.549156	8.660031	14.72%	10,377
2011	8.706736	7.549156	-13.30%	10,377
2010	7.677086	8.706736	13.41%	10,994
2009	5.116196	7.677086	50.05%	2,718
2008*	10.000000	5.116196	-48.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.063330	9.913066	9.38%	0
2011	9.541935	9.063330	-5.02%	0
2010	7.870627	9.541935	21.23%	0
2009	6.099597	7.870627	29.04%	0
2008*	10.000000	6.099597	-39.00%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.032885	9.869532	9.26%	0
2011	9.518329	9.032885	-5.10%	0
2010	7.852367	9.518329	21.22%	0
2009	6.097700	7.852367	28.78%	0
2008*	10.000000	6.097700	-39.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.311425	9.470156	13.94%	0
2011	9.049322	8.311425	-8.15%	0
2010	8.024348	9.049322	12.77%	0
2009	6.331277	8.024348	26.74%	0
2008*	10.000000	6.331277	-36.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.718595	10.588009	8.95%	12,707
2011	10.041489	9.718595	-3.22%	14,068
2010	9.271131	10.041489	8.31%	0
2009	7.887319	9.271131	17.54%	0
2008*	10.000000	7.887319	-21.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.118259	10.164913	11.48%	0
2011	9.626400	9.118259	-5.28%	0
2010	8.731043	9.626400	10.25%	0
2009	7.168050	8.731043	21.80%	0
2008*	10.000000	7.168050	-28.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.439400	11.008483	5.45%	0
2011	10.493066	10.439400	-0.51%	0
2010	10.015163	10.493066	4.77%	14,825
2009	9.032985	10.015163	10.87%	0
2008*	10.000000	9.032985	-9.67%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.423149	10.387149	10.23%	0
2011	9.834684	9.423149	-4.18%	0
2010	9.001521	9.834684	9.26%	0
2009	7.524429	9.001521	19.63%	0
2008*	10.000000	7.524429	-24.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.786246	9.876079	12.40%	0
2011	9.394982	8.786246	-6.48%	0
2010	8.451804	9.394982	11.16%	0
2009	6.806444	8.451804	24.17%	0
2008*	10.000000	6.806444	-31.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.986227	10.779948	7.95%	0
2011	10.206821	9.986227	-2.16%	0
2010	9.542396	10.206821	6.96%	0
2009	8.265770	9.542396	15.44%	0
2008*	10.000000	8.265770	-17.34%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.508205	12.164359	5.70%	0
2011	11.004724	11.508205	4.58%	0
2010	10.478421	11.004724	502.27%	0
2009	9.818823	10.478421	6.72%	0
2008*	10.000000	9.818823	-1.81%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.355457	12.982845	5.08%	0
2011	11.875895	12.355457	4.04%	0
2010	11.197302	11.875895	6.06%	0
2009	9.802870	11.197302	14.22%	0
2008*	10.000000	9.802870	-1.97%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	18.494868	21.266429	14.99%	0
2011	24.286837	18.494868	-23.85%	0
2010	21.309755	24.286837	1397.05%	0
2009	13.300975	21.309755	60.21%	0
2008	32.102532	13.300975	-58.57%	0
2007	22.480641	32.102532	42.80%	0
2006	16.760488	22.480641	34.13%	0
2005	12.880175	16.760488	30.13%	0
2004	10.873898	12.880175	18.45%	0
2003	6.706895	10.873898	62.13%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	20.588523	23.677501	15.00%	0
2011	27.042275	20.588523	-23.87%	0
2010	23.719477	27.042275	1400.87%	1,436
2009	14.789610	23.719477	60.38%	1,436
2008	35.752788	14.789610	-58.63%	0
2007	25.042116	35.752788	42.77%	779
2006	18.680248	25.042116	34.06%	4,299
2005	14.353568	18.680248	30.14%	4,068
2004	12.116476	14.353568	18.46%	4,222
2003	7.475305	12.116476	62.09%	4,290
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.491896	15.661367	1.09%	180
2011	14.722918	15.491896	5.22%	211
2010	14.323144	14.722918	279.11%	377
2009	14.218278	14.323144	0.74%	381
2008	13.454953	14.218278	5.67%	2,070
2007	12.800610	13.454953	5.11%	2,357
2006	12.625975	12.800610	1.38%	4,198
2005	12.463096	12.625975	1.31%	5,329
2004	12.303120	12.463096	1.30%	8,171
2003	12.295493	12.303120	0.06%	9,293
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	9.845166	11.165081	13.41%	0
2011	11.121530	9.845166	-11.48%	0
2010	10.006756	11.121530	11.14%	0
2009	7.863389	10.006756	27.26%	0
2008	14.860004	7.863389	-47.08%	0
2007	11.914890	14.860004	24.72%	0
2006	9.133921	11.914890	30.45%	0
2005	7.150188	9.133921	27.74%	0
2004	6.382676	7.150188	12.02%	0
2003	4.797249	6.382676	33.05%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	15.853540	17.974266	13.38%	0
2011	17.908785	15.853540	-11.48%	0
2010	16.116653	17.908785	1111.98%	0
2009	12.669553	16.116653	27.21%	0
2008	23.935024	12.669553	-47.07%	0
2007	19.190879	23.935024	24.72%	4,131
2006	14.713249	19.190879	30.43%	4,131
2005	11.520885	14.713249	27.71%	0
2004	10.269947	11.520885	12.18%	0
2003	7.735493	10.269947	32.76%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.368824	8.544964	15.96%	0
2011	8.618807	7.368824	-14.50%	0
2010	8.180392	8.618807	5.36%	0
2009	6.483852	8.180392	26.17%	0
2008	11.614361	6.483852	-44.17%	0
2007	10.824272	11.614361	7.30%	0
2006*	10.000000	10.824272	8.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.244088	13.921060	13.70%	0
2011	12.991525	12.244088	-5.75%	0
2010	11.552908	12.991525	1245.24%	0
2009	9.257978	11.552908	24.79%	0
2008	14.943186	9.257978	-38.05%	1,053
2007	14.377533	14.943186	3.93%	1,048
2006	12.539933	14.377533	14.65%	1,013
2005	11.842767	12.539933	5.89%	1,093
2004	10.587104	11.842767	11.86%	6,755
2003	8.183923	10.587104	29.36%	6,780
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.253111	13.147941	7.30%	0
2011	12.380379	12.253111	-1.03%	0
2010	11.492168	12.380379	772.88%	0
2009*	10.000000	11.492168	14.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.869880	14.171338	10.11%	0
2011	13.242541	12.869880	-2.81%	0
2010	12.049283	13.242541	990.31%	0
2009*	10.000000	12.049283	20.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.115229	12.499580	3.17%	0
2011	11.997676	12.115229	0.98%	0
2010	11.549430	11.997676	388.11%	0
2009	10.792642	11.549430	7.01%	0
2008	11.706779	10.792642	-7.81%	0
2007	11.325309	11.706779	3.37%	0
2006	10.873772	11.325309	4.15%	0
2005	10.729004	10.873772	1.35%	0
2004	10.450593	10.729004	2.66%	711
2003	9.872402	10.450593	5.86%	693

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.491556	13.578543	8.70%	722
2011	12.738124	12.491556	-1.94%	722
2010	11.707035	12.738124	880.74%	722
2009	10.016980	11.707035	16.87%	722
2008	13.295057	10.016980	-24.66%	0
2007	12.827968	13.295057	3.64%	0
2006	11.742570	12.827968	9.24%	0
2005	11.362127	11.742570	3.35%	0
2004	10.573837	11.362127	7.46%	23,208
2003	8.978240	10.573837	17.77%	25,085
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.507692	13.957831	11.59%	0
2011	13.026476	12.507692	-3.98%	0
2010	11.768230	13.026476	1069.19%	0
2009	9.643797	11.768230	22.03%	0
2008	14.328837	9.643797	-32.70%	0
2007	13.761487	14.328837	4.12%	5,869
2006	12.246540	13.761487	12.37%	6,322
2005	11.658524	12.246540	5.04%	6,322
2004	10.602160	11.658524	9.96%	30,233
2003	8.533634	10.602160	24.24%	28,375
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.553192	13.304176	5.98%	0
2011	12.537192	12.553192	0.13%	0
2010	11.776930	12.537192	645.55%	0
2009	10.479109	11.776930	12.38%	0
2008	12.573775	10.479109	-16.66%	0
2007	12.109113	12.573775	3.84%	0
2006	11.384121	12.109113	6.37%	0
2005	11.105782	11.384121	2.51%	0
2004	10.564539	11.105782	5.12%	16,190
2003	9.471588	10.564539	11.54%	16,191
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.199645	15.367757	16.43%	8,481
2011	13.762172	13.199645	-4.09%	8,661
2010	12.893924	13.762172	673.38%	10,553
2009*	10.000000	12.893924	28.94%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.298173	22.238454	15.24%	0
2011	20.184783	19.298173	-4.39%	0
2010	16.303540	20.184783	2380.61%	929
2009	12.152558	16.303540	34.16%	1,173
2008	19.498034	12.152558	-37.67%	2,850
2007	18.480673	19.498034	5.50%	2,997
2006	17.142369	18.480673	7.81%	4,287
2005	15.587433	17.142369	9.98%	3,835
2004	13.729366	15.587433	13.53%	8,766
2003	10.393469	13.729366	32.10%	3,849
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.488538	10.288708	-1.91%	18,128
2011	10.691108	10.488538	-1.89%	18,128
2010	10.898159	10.691108	-189.99%	0
2009	11.104573	10.898159	-1.86%	43,736
2008	11.091854	11.104573	0.11%	38,870
2007	10.790701	11.091854	2.79%	1,717
2006	10.522423	10.790701	2.55%	4,765
2005	10.446928	10.522423	0.72%	240
2004	10.563553	10.446928	-1.10%	1,589
2003	10.701197	10.563553	-1.29%	1,570
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.895990	16.402290	10.11%	91
2011	14.385650	14.895990	3.55%	91
2010	13.260251	14.385650	848.70%	91
2009	10.867491	13.260251	22.02%	91
2008	13.394031	10.867491	-18.86%	0
2007	13.051225	13.394031	2.63%	0
2006	12.689357	13.051225	2.85%	212
2005	12.658477	12.689357	0.24%	1,248
2004	12.112226	12.658477	4.51%	11,502
2003	11.012457	12.112226	9.99%	12,906
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.072095	9.167866	13.57%	482
2011	9.078532	8.072095	-11.09%	482
2010	8.115127	9.078532	11.87%	482
2009	6.062087	8.115127	33.87%	482
2008*	10.000000	6.062087	-39.38%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.440745	14.307232	15.00%	0
2011	15.117451	12.440745	-17.71%	0
2010	14.522347	15.117451	409.79%	0
2009	11.401635	14.522347	27.37%	0
2008	21.657693	11.401635	-47.36%	0
2007	21.450698	21.657693	0.96%	0
2006	17.813067	21.450698	20.42%	0
2005	16.203883	17.813067	9.93%	517
2004	13.734777	16.203883	17.98%	517
2003*	10.000000	13.734777	37.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.634450	9.855288	14.14%	931
2011	9.064773	8.634450	-4.75%	931
2010	7.999467	9.064773	13.32%	931
2009	6.283377	7.999467	27.31%	0
2008*	10.000000	6.283377	-37.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.590721	11.083684	15.57%	368
2011	10.381386	9.590721	-7.62%	368
2010*	10.000000	10.381386	3.81%	368
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.982597	9.208115	15.35%	0
2011	8.664819	7.982597	-7.87%	0
2010	7.834012	8.664819	10.61%	0
2009	6.267659	7.834012	24.99%	0
2008*	10.000000	6.267659	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.037104	10.186244	12.72%	3,351
2011	9.618619	9.037104	-6.05%	3,351
2010	7.731295	9.618619	24.41%	3,964
2009	6.199597	7.731295	24.71%	4,497
2008*	10.000000	6.199597	-38.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.603374	10.960352	14.13%	2,561
2011	10.021648	9.603374	-4.17%	2,697
2010	8.539166	10.021648	17.36%	3,592
2009	6.671710	8.539166	27.99%	4,043
2008*	10.000000	6.671710	-33.28%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	12.723961	14.158903	11.28%	135
2011	13.054543	12.723961	-2.53%	135
2010	10.607693	13.054543	2306.67%	135
2009	8.483490	10.607693	25.04%	135
2008	16.140649	8.483490	-47.44%	467
2007	14.993105	16.140649	7.65%	590
2006	14.807889	14.993105	1.25%	892
2005	13.963999	14.807889	6.04%	877
2004	12.550621	13.963999	11.26%	880
2003	9.528413	12.550621	31.72%	875
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	20.550067	24.280315	18.15%	899
2011	22.066208	20.550067	-6.87%	899
2010	17.766470	22.066208	2420.14%	1,138
2009	14.348992	17.766470	23.82%	1,138
2008	21.559228	14.348992	-33.44%	2,003
2007	23.606753	21.559228	-8.67%	2,061
2006	20.514908	23.606753	15.07%	3,230
2005	20.287630	20.514908	1.12%	3,316
2004	17.630611	20.287630	15.07%	4,487
2003	11.457422	17.630611	53.88%	4,797
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	20.005094	22.666394	13.30%	1,276
2011	21.592138	20.005094	-7.35%	1,276
2010	17.563039	21.592138	2294.08%	1,532
2009	13.290967	17.563039	32.14%	1,532
2008	21.919930	13.290967	-39.37%	1,532
2007	21.880348	21.919930	0.18%	1,532
2006	19.906540	21.880348	9.92%	2,096
2005	18.065673	19.906540	10.19%	7,053
2004	15.472238	18.065673	16.76%	7,446
2003	11.184395	15.472238	38.34%	3,771
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.661036	9.703782	12.04%	300
2011	8.781998	8.661036	-1.38%	394
2010	7.890688	8.781998	11.30%	711
2009	6.378855	7.890688	23.70%	701
2008	11.126179	6.378855	-42.67%	2,136
2007	10.485028	11.126179	6.11%	2,055
2006	9.405708	10.485028	11.48%	2,104
2005	8.923294	9.405708	5.41%	2,376
2004	8.287900	8.923294	7.67%	2,435
2003	6.625425	8.287900	25.09%	12,982

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.546776	10.843418	13.58%	2,920
2011	9.137267	9.546776	4.48%	2,920
2010	7.154609	9.137267	27.71%	3,928
2009	5.574423	7.154609	28.35%	4,179
2008*	10.000000	5.574423	-44.26%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.299643	10.459462	1.55%	0
2011	10.364036	10.299643	-0.62%	0
2010	10.315146	10.364036	47.40%	0
2009	9.816966	10.315146	5.07%	0
2008*	10.000000	9.816966	-1.83%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.534051	13.528022	17.29%	0
2011	13.425459	11.534051	-14.09%	0
2010	12.868657	13.425459	432.68%	0
2009*	10.000000	12.868657	28.69%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.889606	10.148002	2.61%	0
2011	10.051591	9.889606	-1.61%	0
2010	9.731920	10.051591	3.28%	0
2009	8.753758	9.731920	11.17%	0
2008	10.307529	8.753758	-15.07%	0
2007	10.029659	10.307529	2.77%	0
2006	9.811121	10.029659	2.23%	0
2005	9.858331	9.811121	-0.48%	0
2004	9.971565	9.858331	-1.14%	0
2003*	10.000000	9.971565	-0.28%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.036549	11.781398	6.75%	6,371
2011	11.370457	11.036549	-2.94%	6,371
2010	9.690136	11.370457	17.34%	6,506
2009	8.046849	9.690136	20.42%	0
2008	13.552750	8.046849	-40.63%	0
2007	13.745946	13.552750	-1.41%	0
2006	13.312320	13.745946	3.26%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.177120	13.256754	8.87%	0
2011	12.807012	12.177120	-4.92%	0
2010	10.626212	12.807012	2052.28%	0
2009	8.241894	10.626212	28.93%	0
2008	13.874273	8.241894	-40.60%	0
2007	13.143764	13.874273	5.56%	0
2006	11.783005	13.143764	11.55%	0
2005	11.239804	11.783005	4.83%	0
2004*	10.000000	11.239804	12.40%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	9.041629	10.328209	14.23%	5,619
2011	9.116493	9.041629	-0.82%	5,761
2010	7.290523	9.116493	25.05%	5,955
2009	5.604300	7.290523	30.09%	5,966
2008	11.216980	5.604300	-50.04%	6,876
2007	10.754411	11.216980	4.30%	6,806
2006	10.647470	10.754411	1.00%	7,401
2005	9.661983	10.647470	10.20%	7,447
2004	8.222845	9.661983	17.50%	7,587
2003	6.674005	8.222845	23.21%	7,663
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.426418	21.912360	18.92%	0
2011	20.475798	18.426418	-10.01%	0
2010	17.997084	20.475798	1377.29%	0
2009	13.132463	17.997084	37.04%	233
2008	22.384636	13.132463	-41.33%	425
2007	21.460476	22.384636	4.31%	426
2006	18.587129	21.460476	15.46%	660
2005	16.570216	18.587129	12.17%	661
2004	14.170841	16.570216	16.93%	20,744
2003*	10.000000	14.170841	41.71%	14,981
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.390831	13.550085	18.96%	3,123
2011	12.660697	11.390831	-10.03%	3,193
2010	11.128954	12.660697	1376.36%	3,193
2009	8.116450	11.128954	37.12%	3,193
2008	13.833378	8.116450	-41.33%	5,849
2007	13.264567	13.833378	4.29%	5,947
2006	11.488228	13.264567	15.46%	9,209
2005	10.244297	11.488228	12.14%	10,238
2004	8.763286	10.244297	16.90%	10,603
2003	6.245795	8.763286	40.31%	12,396
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.144395	1.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	9.212066	10.561278	14.65%	4,102
2011	9.391466	9.212066	-1.91%	4,135
2010	8.245107	9.391466	13.90%	4,505
2009	6.551646	8.245107	25.85%	4,505
2008	10.854537	6.551646	-39.64%	4,505
2007	10.597115	10.854537	2.43%	4,505
2006	9.390774	10.597115	12.85%	4,936
2005	9.032316	9.390774	3.97%	4,936
2004	8.411542	9.032316	7.38%	15,979
2003	6.766391	8.411542	24.31%	10,590

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.207414	10.656707	15.74%	0
2011	9.597722	9.207414	-4.07%	0
2010	7.927843	9.597722	21.06%	0
2009	5.890447	7.927843	34.59%	0
2008	9.658559	5.890447	-39.01%	0
2007	9.967258	9.658559	-3.10%	0
2006*	10.000000	9.967258	-0.33%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	0
2010	10.826649	11.616366	729.42%	0
2009*	10.000000	10.826649	8.27%	949
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.151424	11.568009	3.74%	0
2011	11.253389	11.151424	-0.91%	0
2010	10.905794	11.253389	318.73%	0
2009*	10.000000	10.905794	9.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.372924	14.614845	28.51%	0
2011	10.502017	11.372924	8.29%	0
2010*	10.000000	10.502017	5.02%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.070056	11.884369	7.36%	0
2011	10.680662	11.070056	3.65%	0
2010	10.161470	10.680662	510.94%	0
2009	9.447078	10.161470	7.56%	0
2008	10.724487	9.447078	-11.91%	0
2007	10.367933	10.724487	3.44%	0
2006*	10.000000	10.367933	3.68%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	28.890764	33.430958	15.72%	0
2011	27.513796	28.890764	5.00%	0
2010	25.556048	27.513796	766.06%	0
2009	20.006837	25.556048	27.74%	0
2008	23.986894	20.006837	-16.59%	0
2007	22.954535	23.986894	4.50%	0
2006	21.115803	22.954535	8.71%	0
2005	19.174523	21.115803	10.12%	0
2004	17.758937	19.174523	7.97%	0
2003	14.157666	17.758937	25.44%	118

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	23.853013	30.373686	27.34%	62
2011	32.741650	23.853013	-27.15%	0
2010	26.312651	32.741650	2443.31%	0
2009	12.581837	26.312651	109.13%	0
2008	36.417891	12.581837	-65.45%	83
2007	26.978611	36.417891	34.99%	83
2006	19.714010	26.978611	36.85%	2,963
2005	15.223485	19.714010	29.50%	2,963
2004	12.326720	15.223485	23.50%	2,963
2003	8.149155	12.326720	51.26%	2,963
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	34.746412	35.238709	1.42%	0
2011	42.392382	34.746412	-18.04%	0
2010	33.437147	42.392382	2678.23%	0
2009	21.636393	33.437147	54.54%	0
2008	40.940303	21.636393	-47.15%	0
2007	28.713761	40.940303	42.58%	0
2006	23.510115	28.713761	22.13%	2,212
2005	15.799703	23.510115	48.80%	2,212
2004	12.964418	15.799703	21.87%	2,212
2003	9.127452	12.964418	42.04%	2,212
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.600812	-3.99%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	10.184291	11.616684	14.06%	0
2011	11.141859	10.184291	-8.59%	0
2010	10.109548	11.141859	0.00%	0
2009	8.110530	10.109548	24.65%	0
2008	13.306740	8.110530	-39.05%	0
2007	12.337965	13.306740	7.85%	0
2006	11.062742	12.337965	11.53%	0
2005	10.369426	11.062742	6.69%	0
2004	9.638578	10.369426	7.58%	0
2003	7.279475	9.638578	32.41%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.171283	16.053742	5.82%	295
2011	16.209683	15.171283	-6.41%	295
2010	13.033842	16.209683	24.37%	295
2009*	10.000000	13.033842	30.34%	295

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.166319	17.616266	16.15%	0
2011	16.926866	15.166319	-10.40%	0
2010	13.637148	16.926866	2412.32%	0
2009	9.749478	13.637148	39.88%	0
2008	15.476070	9.749478	-37.00%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.255986	13.956811	5.29%	0
2011	12.097934	13.255986	9.57%	0
2010	11.737624	12.097934	306.97%	0
2009	10.861571	11.737624	8.07%	0
2008	11.256412	10.861571	-3.51%	0
2007	10.485957	11.256412	7.35%	0
2006	10.526828	10.485957	-0.39%	0
2005	10.570422	10.526828	-0.41%	0
2004	10.188610	10.570422	3.75%	2,540
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	9.228119	10.381813	12.50%	0
2011	9.127209	9.228119	1.11%	0
2010	8.154938	9.127209	11.92%	0
2009	7.042646	8.154938	15.79%	0
2008	10.980892	7.042646	-35.86%	0
2007	11.208049	10.980892	-2.03%	0
2006	9.762160	11.208049	14.81%	0
2005	9.515084	9.762160	2.60%	0
2004	8.588388	9.515084	10.79%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.346034	12.940655	14.05%	0
2011	11.652049	11.346034	-2.63%	0
2010	9.964975	11.652049	16.93%	0
2009	7.821122	9.964975	27.41%	0
2008	10.544161	7.821122	-25.83%	0
2007	11.008838	10.544161	-4.22%	0
2006*	10.000000	11.008838	10.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.221543	13.176970	7.82%	0
2011	12.934953	12.221543	-5.52%	0
2010	12.018891	12.934953	762.19%	0
2009*	10.000000	12.018891	20.19%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.193740	16.107035	13.48%	0
2011	14.394447	14.193740	-1.39%	0
2010	11.667168	14.394447	2337.57%	0
2009	9.517370	11.667168	22.59%	0
2008	14.050576	9.517370	-32.26%	0
2007	14.426082	14.050576	-2.60%	0
2006	12.859069	14.426082	12.19%	0
2005	12.229431	12.859069	5.15%	0
2004	10.233061	12.229431	19.51%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	7.593133	8.336222	9.79%	0
2011	7.674656	7.593133	-1.06%	0
2010	6.817143	7.674656	12.58%	0
2009	5.198062	6.817143	31.15%	0
2008	8.084805	5.198062	-35.71%	0
2007	7.650810	8.084805	5.67%	0
2006	7.145145	7.650810	7.08%	0
2005	7.032566	7.145145	1.60%	0
2004	6.753010	7.032566	4.14%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	8.837361	10.028284	13.48%	0
2011	8.846637	8.837361	-0.10%	0
2010	7.856656	8.846637	12.60%	0
2009	6.342624	7.856656	23.87%	0
2008	10.291429	6.342624	-38.37%	0
2007	9.973108	10.291429	3.19%	0
2006	8.806100	9.973108	13.25%	0
2005	8.578259	8.806100	2.66%	0
2004	7.907426	8.578259	8.48%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	10.839382	11.736028	8.27%	0
2011	10.140574	10.839382	6.89%	0
2010	8.968367	10.140574	13.07%	0
2009	7.463107	8.968367	20.17%	0
2008	10.804629	7.463107	-30.93%	0
2007	10.286962	10.804629	5.03%	0
2006	9.006853	10.286962	14.21%	0
2005	8.800191	9.006853	2.35%	0
2004	8.544050	8.800191	3.00%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	14.983447	16.118786	7.58%	0
2011	14.941082	14.983447	0.28%	0
2010	14.043815	14.941082	638.91%	0
2009	11.892727	14.043815	18.09%	0
2008	13.082714	11.892727	-9.10%	0
2007	12.662586	13.082714	3.32%	0
2006	12.398658	12.662586	2.13%	0
2005	12.482613	12.398658	-0.67%	0
2004	12.286109	12.482613	1.60%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.775348	11.799282	9.50%	0
2011	11.020494	10.775348	-2.22%	0
2010	9.969703	11.020494	10.54%	0
2009	8.189864	9.969703	21.73%	0
2008	11.148565	8.189864	-26.54%	0
2007	10.466571	11.148565	6.52%	0
2006*	10.000000	10.466571	4.67%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.271433	11.398814	10.98%	0
2011	10.594428	10.271433	-3.05%	0
2010	9.434977	10.594428	12.29%	0
2009	7.472349	9.434977	26.27%	0
2008	11.326155	7.472349	-34.03%	0
2007	10.486464	11.326155	8.01%	0
2006*	10.000000	10.486464	4.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.724152	11.010215	13.23%	0
2011	10.191951	9.724152	-4.59%	0
2010	8.960789	10.191951	13.74%	0
2009	6.954853	8.960789	28.84%	0
2008	11.455106	6.954853	-39.29%	0
2007	10.506530	11.455106	9.03%	0
2006*	10.000000	10.506530	5.07%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.364355	9.616003	2.69%	0
2011	10.074056	9.364355	-7.04%	0
2010	8.622442	10.074056	16.84%	0
2009	5.959038	8.622442	44.70%	0
2008	13.330123	5.959038	-55.30%	0
2007	9.335630	13.330123	42.79%	0
2006*	10.000000	9.335630	-6.64%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	10.114544	11.621368	14.90%	0
2011	10.227459	10.114544	-1.10%	0
2010	9.063242	10.227459	12.85%	0
2009	7.108684	9.063242	27.50%	0
2008	12.654456	7.108684	-43.82%	0
2007	12.727104	12.654456	-0.57%	0
2006	10.809032	12.727104	17.75%	0
2005	10.423208	10.809032	3.70%	0
2004	9.544098	10.423208	9.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	8.175204	9.181324	12.31%	0
2011	8.325692	8.175204	-1.81%	0
2010	6.844546	8.325692	21.64%	0
2009	5.447351	6.844546	25.65%	0
2008	10.529463	5.447351	-48.27%	0
2007	8.465284	10.529463	24.38%	0
2006	8.088667	8.465284	4.66%	0
2005	7.806203	8.088667	3.62%	0
2004	7.709846	7.806203	1.25%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	11.161431	12.496776	11.96%	0
2011	10.952852	11.161431	1.90%	0
2010	9.817019	10.952852	11.57%	0
2009	6.963750	9.817019	40.97%	0
2008	9.477805	6.963750	-26.53%	0
2007	9.417143	9.477805	0.64%	0
2006	8.638300	9.417143	9.02%	0
2005	8.592804	8.638300	0.53%	0
2004	8.005701	8.592804	7.33%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.509870	12.876006	11.87%	0
2011	11.287249	11.509870	1.97%	0
2010	10.127913	11.287249	1144.69%	0
2009	7.176448	10.127913	41.13%	0
2008	9.756219	7.176448	-26.44%	0
2007*	10.000000	9.756219	-2.44%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	12.869751	13.346125	3.70%	0
2011	12.242475	12.869751	5.12%	0
2010	11.595446	12.242475	558.00%	0
2009	10.223567	11.595446	13.42%	0
2008	10.787773	10.223567	-5.23%	0
2007	10.558795	10.787773	2.17%	0
2006	10.324258	10.558795	2.27%	0
2005	10.314459	10.324258	0.10%	0
2004	10.084062	10.314459	2.28%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	9.994968	11.245121	12.51%	0
2011	11.416972	9.994968	-12.46%	0
2010	9.047031	11.416972	26.20%	0
2009	6.589934	9.047031	37.29%	0
2008	11.111064	6.589934	-40.69%	0
2007	9.813433	11.111064	13.22%	0
2006*	10.000000	9.813433	-1.87%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	9.259501	10.943426	18.19%	0
2011	11.409016	9.259501	-18.84%	0
2010	10.297761	11.409016	1079.12%	0
2009	8.306509	10.297761	23.97%	0
2008	15.092331	8.306509	-44.96%	0
2007	13.134135	15.092331	14.91%	0
2006	11.356452	13.134135	15.65%	0
2005	9.734736	11.356452	16.66%	0
2004	8.748328	9.734736	11.28%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.432665	13.526211	18.31%	0
2011	14.099311	11.432665	-18.91%	0
2010	12.724062	14.099311	1080.83%	0
2009	10.259392	12.724062	24.02%	0
2008	18.644891	10.259392	-44.97%	0
2007	16.223187	18.644891	14.93%	0
2006	14.027069	16.223187	15.66%	0
2005	12.028740	14.027069	16.61%	0
2004	10.809048	12.028740	11.28%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.445310	15.509033	24.62%	0
2011	13.924490	12.445310	-10.62%	0
2010	11.230235	13.924490	2399.11%	0
2009	7.276890	11.230235	54.33%	0
2008	15.201537	7.276890	-52.13%	0
2007	14.683306	15.201537	3.53%	0
2006	12.887119	14.683306	13.94%	0
2005	12.815288	12.887119	0.56%	0
2004	11.466264	12.815288	11.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.453388	12.650361	10.45%	0
2011	11.408652	11.453388	0.39%	0
2010	10.326718	11.408652	1047.70%	0
2009	7.767215	10.326718	32.95%	0
2008	11.261623	7.767215	-31.03%	0
2007	11.070887	11.261623	1.72%	0
2006*	10.000000	11.070887	10.71%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.549979	11.085069	16.07%	0
2011	10.120095	9.549979	-5.63%	0
2010	8.049431	10.120095	25.72%	0
2009	6.356293	8.049431	26.64%	0
2008	9.678516	6.356293	-34.33%	0
2007	10.112789	9.678516	-4.29%	0
2006*	10.000000	10.112789	1.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.755911	9.901081	13.08%	0
2011	9.069547	8.755911	-3.46%	0
2010	8.389555	9.069547	8.11%	0
2009	6.569115	8.389555	27.71%	0
2008*	10.000000	6.569115	-34.31%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.008340	11.103760	10.95%	0
2011	12.130997	10.008340	-17.50%	0
2010	10.528137	12.130997	1522.45%	0
2009	6.219742	10.528137	69.27%	0
2008	13.403748	6.219742	-53.60%	0
2007	10.623123	13.403748	26.18%	0
2006*	10.000000	10.623123	6.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	8.955272	10.387346	15.99%	0
2011	10.225047	8.955272	-12.42%	0
2010	9.619547	10.225047	6.29%	0
2009	7.150886	9.619547	34.52%	0
2008	12.235605	7.150886	-41.56%	0
2007	10.810452	12.235605	13.18%	0
2006*	10.000000	10.810452	8.10%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.967835	16.885550	12.81%	0
2011	15.392568	14.967835	-2.76%	0
2010	13.724953	15.392568	1215.02%	0
2009	11.793991	13.724953	16.37%	0
2008	11.325594	11.793991	4.14%	0
2007	10.404170	11.325594	8.86%	0
2006*	10.000000	10.404170	4.04%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	10.001775	11.120068	11.18%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.696880	-3.03%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	19.755670	23.083928	16.85%	0
2011	21.712454	19.755670	-9.01%	0
2010	20.376262	21.712454	655.76%	0
2009	16.618894	20.376262	22.61%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.207635	9.967213	21.44%	0
2011	8.994951	8.207635	-8.75%	0
2010	8.615511	8.994951	4.40%	0
2009	6.017725	8.615511	43.17%	0
2008	11.021149	6.017725	-45.40%	0
2007	8.227353	11.021149	33.96%	0
2006	7.689536	8.227353	6.99%	0
2005	6.967145	7.689536	10.37%	0
2004	6.023371	6.967145	15.67%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.149957	4.848009	16.82%	0
2011	4.633509	4.149957	-10.44%	0
2010	3.798793	4.633509	21.97%	0
2009	2.469354	3.798793	53.84%	0
2008	4.495213	2.469354	-45.07%	0
2007	3.767580	4.495213	19.31%	0
2006	3.563365	3.767580	5.73%	0
2005	3.257732	3.563365	9.38%	0
2004	3.303823	3.257732	-1.40%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.641203	11.808355	10.97%	0
2011	16.039588	10.641203	-33.66%	0
2010	13.084755	16.039588	2258.23%	0
2009	7.452258	13.084755	75.58%	0
2008	15.911129	7.452258	-53.16%	0
2007	12.677177	15.911129	25.51%	0
2006	8.817110	12.677177	43.78%	0
2005	6.815092	8.817110	29.38%	0
2004	5.856236	6.815092	16.37%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	13.780770	16.264651	18.02%	0
2011	13.756986	13.780770	0.17%	0
2010	11.364802	13.756986	2104.91%	0
2009	9.148446	11.364802	24.23%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.515839	14.220204	13.62%	0
2011	12.824054	12.515839	-2.40%	0
2010	11.759903	12.824054	904.90%	0
2009	9.794748	11.759903	20.06%	0
2008	14.853192	9.794748	-34.06%	0
2007	14.080921	14.853192	5.48%	0
2006	11.916542	14.080921	18.16%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.307925	11.716593	13.67%	0
2011	10.702750	10.307925	-3.69%	0
2010*	10.000000	10.702750	7.03%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	5.413368	6.051796	11.79%	0
2011	5.559188	5.413368	-2.62%	0
2010	4.754531	5.559188	16.92%	0
2009	3.633034	4.754531	30.87%	0
2008	6.045400	3.633034	-39.90%	0
2007	5.158135	6.045400	17.20%	0
2006	4.954837	5.158135	4.10%	0
2005	4.744656	4.954837	4.43%	0
2004	4.474066	4.744656	6.05%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.614932	15.306133	12.42%	0
2011	13.795938	13.614932	-1.31%	0
2010	12.400504	13.795938	1125.30%	0
2009*	10.000000	12.400504	24.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.820076	11.141370	13.46%	0
2011	9.922759	9.820076	-1.03%	0
2010	9.034298	9.922759	9.83%	0
2009	7.465869	9.034298	21.01%	0
2008	10.843154	7.465869	-31.15%	0
2007	10.420045	10.843154	4.06%	0
2006*	10.000000	10.420045	4.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.995134	11.315634	2.91%	0
2011	10.606108	10.995134	3.67%	0
2010	10.205658	10.606108	392.38%	0
2009	9.280979	10.205658	9.96%	0
2008	10.502388	9.280979	-11.63%	0
2007	10.402195	10.502388	0.96%	0
2006*	10.000000	10.402195	4.02%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.726901	11.643199	19.70%	0
2011	10.938302	9.726901	-11.07%	0
2010	10.023020	10.938302	9.13%	0
2009	7.218983	10.023020	38.84%	0
2008	11.998783	7.218983	-39.84%	0
2007	10.701461	11.998783	12.12%	0
2006*	10.000000	10.701461	7.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.046835	10.413584	15.11%	0
2011	9.680230	9.046835	-6.54%	0
2010	8.352911	9.680230	15.89%	0
2009	6.138425	8.352911	36.08%	0
2008	11.222723	6.138425	-45.30%	0
2007	10.229939	11.222723	9.70%	0
2006*	10.000000	10.229939	2.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.924459	9.095307	14.78%	0
2011	8.266547	7.924459	-4.14%	0
2010	7.597040	8.266547	8.81%	0
2009	5.928601	7.597040	28.14%	0
2008	9.762924	5.928601	-39.27%	0
2007*	10.000000	9.762924	-2.37%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.614117	16.414245	12.32%	0
2011	14.355984	14.614117	1.80%	0
2010	12.939285	14.355984	1094.88%	0
2009	9.038731	12.939285	43.15%	0
2008	12.801773	9.038731	-29.39%	0
2007	12.660879	12.801773	1.11%	0
2006	11.674092	12.660879	8.45%	0
2005	11.628808	11.674092	0.39%	0
2004	10.772386	11.628808	7.95%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.014944	14.637426	12.47%	0
2011	12.786356	13.014944	1.79%	0
2010	11.523960	12.786356	1095.45%	0
2009	8.045559	11.523960	43.23%	0
2008	11.412324	8.045559	-29.50%	0
2007	11.283062	11.412324	1.15%	0
2006	10.404099	11.283062	8.45%	0
2005*	10.000000	10.404099	4.04%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.345003	9.692667	16.15%	0
2011	8.713248	8.345003	-4.23%	0
2010	7.675761	8.713248	13.52%	0
2009	6.089825	7.675761	26.04%	0
2008	9.857669	6.089825	-38.22%	0
2007	10.282762	9.857669	-4.13%	0
2006	9.047598	10.282762	13.65%	0
2005	8.851094	9.047598	2.22%	0
2004	7.682654	8.851094	15.21%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.535066	8.639450	14.66%	0
2011	8.694908	7.535066	-13.34%	0
2010	7.670556	8.694908	13.35%	0
2009	5.114449	7.670556	49.98%	0
2008*	10.000000	5.114449	-48.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.046395	9.889497	9.32%	0
2011	9.528955	9.046395	-5.06%	0
2010	7.863928	9.528955	21.17%	0
2009	6.097509	7.863928	28.97%	0
2008*	10.000000	6.097509	-39.02%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.016009	9.846058	9.21%	0
2011	9.505383	9.016009	-5.15%	0
2010	7.845689	9.505383	21.15%	0
2009	6.095623	7.845689	28.71%	0
2008*	10.000000	6.095623	-39.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.295902	9.447642	13.88%	0
2011	9.037008	8.295902	-8.20%	0
2010	8.017520	9.037008	12.72%	0
2009	6.329119	8.017520	26.68%	0
2008*	10.000000	6.329119	-36.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.700454	10.562844	8.89%	0
2011	10.027838	9.700454	-3.26%	0
2010	9.263244	10.027838	8.25%	0
2009	7.884632	9.263244	17.48%	0
2008*	10.000000	7.884632	-21.15%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.101244	10.140761	11.42%	0
2011	9.613325	9.101244	-5.33%	0
2010	8.723627	9.613325	10.20%	0
2009	7.165610	8.723627	21.74%	0
2008*	10.000000	7.165610	-28.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.419919	10.982338	5.40%	0
2011	10.478811	10.419919	-0.56%	0
2010	10.006663	10.478811	4.72%	0
2009	9.029915	10.006663	10.82%	0
2008*	10.000000	9.029915	-9.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.405547	10.362445	10.17%	0
2011	9.821305	9.405547	-4.23%	0
2010	8.993867	9.821305	9.20%	0
2009	7.521865	8.993867	19.57%	0
2008*	10.000000	7.521865	-24.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.769858	9.852628	12.35%	0
2011	9.382225	8.769858	-6.53%	0
2010	8.444619	9.382225	11.10%	0
2009	6.804125	8.444619	24.11%	0
2008*	10.000000	6.804125	-31.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.967594	10.754332	7.89%	0
2011	10.192952	9.967594	-2.21%	0
2010	9.534297	10.192952	6.91%	0
2009	8.262967	9.534297	15.39%	0
2008*	10.000000	8.262967	-17.37%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.486754	12.135479	5.65%	0
2011	10.989796	11.486754	4.52%	0
2010	10.469538	10.989796	496.93%	0
2009	9.815492	10.469538	6.66%	0
2008*	10.000000	9.815492	-1.85%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.332403	12.952001	5.02%	0
2011	11.859763	12.332403	3.99%	0
2010	11.187800	11.859763	6.01%	0
2009	9.799538	11.187800	14.17%	0
2008*	10.000000	9.799538	-2.00%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	18.389080	21.133996	14.93%	0
2011	24.160228	18.389080	-23.89%	0
2010	21.209456	24.160228	1391.25%	0
2009	13.245123	21.209456	60.13%	0
2008	31.984109	13.245123	-58.59%	0
2007	22.409190	31.984109	42.73%	0
2006	16.715714	22.409190	34.06%	0
2005	12.852297	16.715714	30.06%	0
2004	10.855897	12.852297	18.39%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	20.487332	23.549091	14.94%	0
2011	26.923073	20.487332	-23.90%	0
2010	23.626950	26.923073	1395.07%	0
2009	14.739430	23.626950	60.30%	0
2008	35.649755	14.739430	-58.65%	0
2007	24.982737	35.649755	42.70%	0
2006	18.645428	24.982737	33.99%	0
2005	14.334085	18.645428	30.08%	0
2004	12.106188	14.334085	18.40%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.392237	15.552669	1.04%	0
2011	14.635642	15.392237	5.17%	0
2010	14.245487	14.635642	273.88%	0
2009	14.148403	14.245487	0.69%	0
2008	13.395641	14.148403	5.62%	0
2007	12.750712	13.395641	5.06%	0
2006	12.583156	12.750712	1.33%	0
2005	12.427143	12.583156	1.26%	0
2004	12.273884	12.427143	1.25%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	9.788870	11.095571	13.35%	0
2011	11.063583	9.788870	-11.52%	0
2010	9.959684	11.063583	11.08%	0
2009	7.830398	9.959684	27.19%	0
2008	14.805206	7.830398	-47.11%	0
2007	11.877044	14.805206	24.65%	0
2006	9.109532	11.877044	30.38%	0
2005	7.134712	9.109532	27.68%	0
2004	6.372114	7.134712	11.97%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	15.775608	17.876771	13.32%	0
2011	17.829832	15.775608	-11.52%	0
2010	16.053771	17.829832	1106.32%	0
2009	12.626552	16.053771	27.14%	0
2008	23.865994	12.626552	-47.09%	0
2007	19.145342	23.865994	24.66%	0
2006	14.685797	19.145342	30.37%	0
2005	11.505225	14.685797	27.64%	0
2004	10.261213	11.505225	12.12%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.347534	8.515928	15.90%	0
2011	8.598280	7.347534	-14.55%	0
2010	8.165074	8.598280	5.31%	0
2009	6.475014	8.165074	26.10%	0
2008	11.604467	6.475014	-44.20%	0
2007	10.820602	11.604467	7.24%	0
2006*	10.000000	10.820602	8.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.182302	13.843736	13.64%	0
2011	12.932550	12.182302	-5.80%	0
2010	11.506310	12.932550	1239.53%	0
2009	9.225337	11.506310	24.73%	0
2008	14.898112	9.225337	-38.08%	0
2007	14.341512	14.898112	3.88%	0
2006	12.514870	14.341512	14.60%	0
2005	11.825111	12.514870	5.83%	0
2004	10.576701	11.825111	11.80%	174,709
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.236480	13.123412	7.25%	0
2011	12.369869	12.236480	-1.08%	0
2010	11.488255	12.369869	767.40%	0
2009*	10.000000	11.488255	14.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.852412	14.144874	10.06%	0
2011	13.231289	12.852412	-2.86%	0
2010	12.045182	13.231289	984.71%	0
2009*	10.000000	12.045182	20.45%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.054063	12.430127	3.12%	0
2011	11.943182	12.054063	0.93%	0
2010	11.502838	11.943182	382.81%	0
2009	10.754578	11.502838	6.96%	0
2008	11.671436	10.754578	-7.86%	0
2007	11.296906	11.671436	3.32%	0
2006	10.852024	11.296906	4.10%	0
2005	10.712983	10.852024	1.30%	0
2004	10.440308	10.712983	2.61%	33,949
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.428500	13.503101	8.65%	0
2011	12.680271	12.428500	-1.99%	0
2010	11.659805	12.680271	875.20%	0
2009	9.981650	11.659805	16.81%	0
2008	13.254940	9.981650	-24.69%	0
2007	12.795804	13.254940	3.59%	0
2006	11.719089	12.795804	9.19%	0
2005	11.345172	11.719089	3.30%	0
2004	10.563437	11.345172	7.40%	292,569
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.444534	13.880254	11.54%	0
2011	12.967297	12.444534	-4.03%	0
2010	11.720746	12.967297	1063.54%	0
2009	9.609780	11.720746	21.97%	0
2008	14.285581	9.609780	-32.73%	0
2007	13.726986	14.285581	4.07%	0
2006	12.222044	13.726986	12.31%	0
2005	11.641115	12.222044	4.99%	0
2004	10.591735	11.641115	9.91%	198,456
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.489824	13.230248	5.93%	0
2011	12.480250	12.489824	0.08%	0
2010	11.729417	12.480250	640.13%	0
2009	10.442150	11.729417	12.33%	0
2008	12.535829	10.442150	-16.70%	0
2007	12.078751	12.535829	3.78%	0
2006	11.361342	12.078751	6.31%	0
2005	11.089202	11.361342	2.45%	0
2004	10.554142	11.089202	5.07%	83,568
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.181732	15.339073	16.37%	0
2011	13.750496	13.181732	-4.14%	0
2010	12.889540	13.750496	667.95%	0
2009*	10.000000	12.889540	28.90%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.173958	22.084036	15.18%	0
2011	20.065065	19.173958	-4.44%	0
2010	16.215096	20.065065	2374.31%	0
2009	12.092805	16.215096	34.09%	0
2008	19.412092	12.092805	-37.70%	0
2007	18.408643	19.412092	5.45%	0
2006	17.084241	18.408643	7.75%	0
2005	15.542473	17.084241	9.92%	0
2004	13.696747	15.542473	13.48%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.421021	10.217266	-1.96%	0
2011	10.627691	10.421021	-1.94%	0
2010	10.839035	10.627691	-194.98%	0
2009	11.049962	10.839035	-1.91%	0
2008	11.042934	11.049962	0.06%	0
2007	10.748619	11.042934	2.74%	0
2006	10.486717	10.748619	2.50%	0
2005	10.416772	10.486717	0.67%	0
2004	10.538430	10.416772	-1.15%	74,944
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.800176	16.288457	10.06%	0
2011	14.300383	14.800176	3.49%	0
2010	13.188386	14.300383	843.16%	0
2009	10.814092	13.188386	21.96%	0
2008	13.335007	10.814092	-18.90%	0
2007	13.000381	13.335007	2.57%	0
2006	12.646355	13.000381	2.80%	0
2005	12.621996	12.646355	0.19%	0
2004	12.083481	12.621996	4.46%	66,616
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.057028	9.146089	13.52%	0
2011	9.066203	8.057028	-11.13%	0
2010	8.108236	9.066203	11.81%	0
2009	6.060022	8.108236	33.80%	0
2008*	10.000000	6.060022	-39.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.385907	14.236888	14.94%	0
2011	15.058492	12.385907	-17.75%	0
2010	14.473078	15.058492	404.48%	0
2009	11.368735	14.473078	27.31%	0
2008	21.606235	11.368735	-47.38%	0
2007	21.410719	21.606235	0.91%	0
2006	17.788904	21.410719	20.36%	0
2005	16.190131	17.788904	9.87%	0
2004	13.730108	16.190131	17.92%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.618346	9.831886	14.08%	0
2011	9.052466	8.618346	-4.80%	0
2010	7.992670	9.052466	13.26%	0
2009	6.281234	7.992670	27.25%	0
2008*	10.000000	6.281234	-37.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.582562	11.068597	15.51%	0
2011	10.377828	9.582562	-7.66%	0
2010*	10.000000	10.377828	3.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.967675	9.186203	15.29%	0
2011	8.653032	7.967675	-7.92%	0
2010	7.827338	8.653032	10.55%	0
2009	6.265525	7.827338	24.93%	0
2008*	10.000000	6.265525	-37.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.020227	10.162028	12.66%	0
2011	9.605552	9.020227	-6.09%	0
2010	7.724714	9.605552	24.35%	0
2009	6.197482	7.724714	24.64%	0
2008*	10.000000	6.197482	-38.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.585454	10.934308	14.07%	0
2011	10.008039	9.585454	-4.22%	0
2010	8.531911	10.008039	17.30%	0
2009	6.669444	8.531911	27.93%	0
2008*	10.000000	6.669444	-33.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	12.642071	14.060598	11.22%	0
2011	12.977129	12.642071	-2.58%	0
2010	10.550165	12.977129	2300.40%	0
2009	8.441780	10.550165	24.98%	0
2008	16.069497	8.441780	-47.47%	0
2007	14.934656	16.069497	7.60%	0
2006	14.757674	14.934656	1.20%	0
2005	13.923705	14.757674	5.99%	0
2004	12.520788	13.923705	11.20%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	20.417843	24.111768	18.09%	0
2011	21.935386	20.417843	-6.92%	0
2010	17.670139	21.935386	2413.82%	0
2009	14.278474	17.670139	23.75%	0
2008	21.464240	14.278474	-33.48%	0
2007	23.514801	21.464240	-8.72%	0
2006	20.445386	23.514801	15.01%	0
2005	20.229150	20.445386	1.07%	0
2004	17.588746	20.229150	15.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	19.876331	22.508996	13.25%	0
2011	21.464082	19.876331	-7.40%	0
2010	17.467774	21.464082	2287.82%	0
2009	13.225620	17.467774	32.08%	0
2008	21.823314	13.225620	-39.40%	0
2007	21.795083	21.823314	0.13%	0
2006	19.839045	21.795083	9.86%	0
2005	18.013574	19.839045	10.13%	0
2004	15.435486	18.013574	16.70%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.605305	9.636411	11.98%	0
2011	8.729935	8.605305	-1.43%	0
2010	7.847906	8.729935	11.24%	0
2009	6.347507	7.847906	23.64%	0
2008	11.077166	6.347507	-42.70%	0
2007	10.444186	11.077166	6.06%	0
2006	9.373836	10.444186	11.42%	0
2005	8.897570	9.373836	5.35%	0
2004	8.268230	8.897570	7.61%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.528942	10.817631	13.52%	0
2011	9.124840	9.528942	4.43%	0
2010	7.148516	9.124840	27.65%	0
2009	5.572514	7.148516	28.28%	0
2008*	10.000000	5.572514	-44.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.280398	10.434583	1.50%	0
2011	10.349954	10.280398	-0.67%	0
2010	10.306389	10.349954	42.27%	0
2009	9.813634	10.306389	5.02%	0
2008*	10.000000	9.813634	-1.86%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.518399	13.502774	17.23%	0
2011	13.414082	11.518399	-14.13%	0
2010	12.864296	13.414082	427.37%	0
2009*	10.000000	12.864296	28.64%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.845998	10.098086	2.56%	0
2011	10.012366	9.845998	-1.66%	0
2010	9.698889	10.012366	3.23%	0
2009	8.728489	9.698889	11.12%	0
2008	10.283009	8.728489	-15.12%	0
2007	10.010930	10.283009	2.72%	0
2006	9.797782	10.010930	2.18%	0
2005	9.849942	9.797782	-0.53%	0
2004	9.968174	9.849942	-1.19%	2,381
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.982309	11.717503	6.69%	0
2011	11.320344	10.982309	-2.99%	0
2010	9.652335	11.320344	17.28%	0
2009	8.019545	9.652335	20.36%	0
2008	13.513661	8.019545	-40.66%	0
2007	13.713341	13.513661	-1.46%	0
2006	13.287497	13.713341	3.20%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.129639	13.198313	8.81%	0
2011	12.763569	12.129639	-4.97%	0
2010	10.595557	12.763569	2046.15%	0
2009	8.222313	10.595557	28.86%	0
2008	13.848384	8.222313	-40.63%	0
2007	13.125973	13.848384	5.50%	0
2006	11.773048	13.125973	11.49%	0
2005	11.236012	11.773048	4.78%	0
2004*	10.000000	11.236012	12.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	8.983442	10.256500	14.17%	0
2011	9.062436	8.983442	-0.87%	0
2010	7.250986	9.062436	24.98%	0
2009	5.576745	7.250986	30.02%	0
2008	11.167549	5.576745	-50.06%	0
2007	10.712508	11.167549	4.25%	0
2006	10.611375	10.712508	0.95%	0
2005	9.634122	10.611375	10.14%	0
2004	8.203305	9.634122	17.44%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.345223	21.804664	18.86%	0
2011	20.395960	18.345223	-10.05%	0
2010	17.936025	20.395960	1371.51%	0
2009	13.094586	17.936025	36.97%	0
2008	22.331478	13.094586	-41.36%	0
2007	21.420494	22.331478	4.25%	0
2006	18.561920	21.420494	15.40%	0
2005	16.556153	18.561920	12.11%	0
2004	14.166030	16.556153	16.87%	40,081
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.323222	13.462774	18.90%	0
2011	12.591968	11.323222	-10.08%	0
2010	11.074178	12.591968	1370.57%	0
2009	8.080617	11.074178	37.05%	0
2008	13.779357	8.080617	-41.36%	0
2007	13.219542	13.779357	4.23%	0
2006	11.455061	13.219542	15.40%	0
2005	10.219918	11.455061	12.09%	0
2004	8.746892	10.219918	16.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.143468	1.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	9.152790	10.487961	14.59%	0
2011	9.335789	9.152790	-1.96%	0
2010	8.200402	9.335789	13.85%	0
2009	6.519459	8.200402	25.78%	0
2008	10.806734	6.519459	-39.67%	0
2007	10.555857	10.806734	2.38%	0
2006	9.358973	10.555857	12.79%	0
2005	9.006305	9.358973	3.92%	0
2004	8.391578	9.006305	7.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.180841	10.620520	15.68%	0
2011	9.574904	9.180841	-4.12%	0
2010	7.913023	9.574904	21.00%	0
2009	5.882427	7.913023	34.52%	0
2008	9.650339	5.882427	-39.04%	0
2007	9.963886	9.650339	-3.15%	0
2006*	10.000000	9.963886	-0.36%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.338602	12.730338	3.17%	0
2011	11.606488	12.338602	6.31%	0
2010	10.822960	11.606488	723.95%	0
2009*	10.000000	10.822960	8.23%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.136275	11.546390	3.68%	0
2011	11.243820	11.136275	-0.96%	0
2010	10.902078	11.243820	313.47%	0
2009*	10.000000	10.902078	9.02%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.363302	14.595017	28.44%	0
2011	10.498469	11.363302	8.24%	0
2010*	10.000000	10.498469	4.98%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.038130	11.844041	7.30%	0
2011	10.655266	11.038130	3.59%	0
2010	10.142479	10.655266	505.58%	0
2009	9.434234	10.142479	7.51%	0
2008	10.715375	9.434234	-11.96%	0
2007	10.364427	10.715375	3.39%	0
2006*	10.000000	10.364427	3.64%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	28.704903	33.198917	15.66%	0
2011	27.350685	28.704903	4.95%	0
2010	25.417495	27.350685	760.57%	0
2009	19.908510	25.417495	27.67%	0
2008	23.881179	19.908510	-16.64%	0
2007	22.865085	23.881179	4.44%	0
2006	21.044221	22.865085	8.65%	0
2005	19.119244	21.044221	10.07%	0
2004	17.716758	19.119244	7.92%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	23.699506	30.162793	27.27%	0
2011	32.547523	23.699506	-27.18%	0
2010	26.169971	32.547523	2436.97%	0
2009	12.519976	26.169971	109.03%	0
2008	36.257411	12.519976	-65.47%	0
2007	26.873484	36.257411	34.92%	0
2006	19.647169	26.873484	36.78%	0
2005	15.179571	19.647169	29.43%	0
2004	12.297423	15.179571	23.44%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	34.522793	34.994017	1.36%	0
2011	42.141014	34.522793	-18.08%	0
2010	33.255810	42.141014	2671.77%	0
2009	21.530025	33.255810	54.46%	0
2008	40.759874	21.530025	-47.18%	0
2007	28.601879	40.759874	42.51%	0
2006	23.430406	28.601879	22.07%	0
2005	15.754131	23.430406	48.73%	0
2004	12.933607	15.754131	21.81%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.597551	-4.02%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	10.123931	11.541935	14.01%	0
2011	11.081451	10.123931	-8.64%	0
2010	10.059857	11.081451	10.16%	0
2009	8.074774	10.059857	24.58%	0
2008	13.254857	8.074774	-39.08%	0
2007	12.296165	13.254857	7.80%	0
2006	11.030864	12.296165	11.47%	0
2005	10.344787	11.030864	6.63%	0
2004	9.620573	10.344787	7.53%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.150696	16.023766	5.76%	0
2011	16.195915	15.150696	-6.45%	0
2010	13.029408	16.195915	24.30%	0
2009*	10.000000	13.029408	30.29%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.091716	17.520647	16.09%	0
2011	16.852188	15.091716	-10.45%	0
2010	13.583898	16.852188	2406.00%	0
2009	9.716363	13.583898	39.80%	0
2008	15.431399	9.716363	-37.04%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.197507	13.888143	5.23%	0
2011	12.050697	13.197507	9.52%	0
2010	11.697752	12.050697	301.72%	0
2009	10.830197	11.697752	8.01%	0
2008	11.229625	10.830197	-3.56%	0
2007	10.466370	11.229625	7.29%	0
2006	10.512510	10.466370	-0.44%	0
2005	10.561415	10.512510	-0.46%	0
2004	10.185123	10.561415	3.69%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	9.168652	10.309643	12.44%	0
2011	9.073006	9.168652	1.05%	0
2010	8.110633	9.073006	11.87%	0
2009	7.007973	8.110633	15.73%	0
2008	10.932418	7.007973	-35.90%	0
2007	11.164302	10.932418	-2.08%	0
2006	9.729006	11.164302	14.75%	0
2005	9.487595	9.729006	2.54%	0
2004	8.567953	9.487595	10.73%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.313268	12.896685	14.00%	0
2011	11.624313	11.313268	-2.68%	0
2010	9.946317	11.624313	16.87%	0
2009	7.810467	9.946317	27.35%	0
2008	10.535179	7.810467	-25.86%	0
2007	11.005109	10.535179	-4.27%	0
2006*	10.000000	11.005109	10.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.204946	13.152347	7.76%	0
2011	12.923966	12.204946	-5.56%	0
2010	12.014804	12.923966	756.70%	0
2009*	10.000000	12.014804	20.15%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.123915	16.019602	13.42%	0
2011	14.330927	14.123915	-1.44%	0
2010	11.621599	14.330927	2331.29%	0
2009	9.485040	11.621599	22.53%	0
2008	14.010025	9.485040	-32.30%	0
2007	14.391831	14.010025	-2.65%	0
2006	12.835064	14.391831	12.13%	0
2005	12.212803	12.835064	5.10%	0
2004	10.224364	12.212803	19.45%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	7.544228	8.278302	9.73%	0
2011	7.629107	7.544228	-1.11%	0
2010	6.780149	7.629107	12.52%	0
2009	5.172489	6.780149	31.08%	0
2008	8.049148	5.172489	-35.74%	0
2007	7.620978	8.049148	5.62%	0
2006	7.120901	7.620978	7.02%	0
2005	7.012263	7.120901	1.55%	0
2004	6.736948	7.012263	4.09%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	8.780490	9.958655	13.42%	0
2011	8.794179	8.780490	-0.16%	0
2010	7.814034	8.794179	12.54%	0
2009	6.311420	7.814034	23.81%	0
2008	10.246035	6.311420	-38.40%	0
2007	9.934209	10.246035	3.14%	0
2006	8.776217	9.934209	13.19%	0
2005	8.553497	8.776217	2.60%	0
2004	7.888621	8.553497	8.43%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	10.769594	11.654510	8.22%	0
2011	10.080416	10.769594	6.84%	0
2010	8.919694	10.080416	13.01%	0
2009	7.426396	8.919694	20.11%	0
2008	10.756980	7.426396	-30.96%	0
2007	10.246854	10.756980	4.98%	0
2006	8.976307	10.246854	14.15%	0
2005	8.774806	8.976307	2.30%	0
2004	8.523748	8.774806	2.95%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	14.887012	16.006858	7.52%	0
2011	14.852467	14.887012	0.23%	0
2010	13.967650	14.852467	633.48%	0
2009	11.834259	13.967650	18.03%	0
2008	13.025028	11.834259	-9.14%	0
2007	12.613224	13.025028	3.26%	0
2006	12.356608	12.613224	2.08%	0
2005	12.446617	12.356608	-0.72%	0
2004	12.256937	12.446617	1.55%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.744231	11.759195	9.45%	0
2011	10.994254	10.744231	-2.27%	0
2010	9.951046	10.994254	10.48%	0
2009	8.178717	9.951046	21.67%	0
2008	11.139084	8.178717	-26.58%	0
2007	10.463031	11.139084	6.46%	0
2006*	10.000000	10.463031	4.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.241793	11.360112	10.92%	0
2011	10.569236	10.241793	-3.10%	0
2010	9.417332	10.569236	12.23%	0
2009	7.462168	9.417332	26.20%	0
2008	11.316515	7.462168	-34.06%	0
2007	10.482916	11.316515	7.95%	0
2006*	10.000000	10.482916	4.83%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.696068	10.972802	13.17%	0
2011	10.167697	9.696068	-4.64%	0
2010	8.944020	10.167697	13.68%	0
2009	6.945378	8.944020	28.78%	0
2008	11.445346	6.945378	-39.32%	0
2007	10.502972	11.445346	8.97%	0
2006*	10.000000	10.502972	5.03%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.337284	9.583302	2.63%	0
2011	10.050061	9.337284	-7.09%	0
2010	8.606295	10.050061	16.78%	0
2009	5.950919	8.606295	44.62%	0
2008	13.318792	5.950919	-55.32%	0
2007	9.332470	13.318792	42.71%	0
2006*	10.000000	9.332470	-6.68%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	10.049420	11.540642	14.84%	0
2011	10.166784	10.049420	-1.15%	0
2010	9.014061	10.166784	12.79%	0
2009	7.073720	9.014061	27.43%	0
2008	12.598676	7.073720	-43.85%	0
2007	12.677501	12.598676	-0.62%	0
2006	10.772376	12.677501	17.69%	0
2005	10.393148	10.772376	3.65%	0
2004	9.521414	10.393148	9.16%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	8.122539	9.117515	12.25%	0
2011	8.276274	8.122539	-1.86%	0
2010	6.807388	8.276274	21.58%	0
2009	5.420543	6.807388	25.58%	0
2008	10.483018	5.420543	-48.29%	0
2007	8.432255	10.483018	24.32%	0
2006	8.061206	8.432255	4.60%	0
2005	7.783662	8.061206	3.57%	0
2004	7.691507	7.783662	1.20%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	11.089546	12.409954	11.91%	0
2011	10.887858	11.089546	1.85%	0
2010	9.763751	10.887858	11.51%	0
2009	6.929489	9.763751	40.90%	0
2008	9.436010	6.929489	-26.56%	0
2007	9.380419	9.436010	0.59%	0
2006	8.608998	9.380419	8.96%	0
2005	8.568021	8.608998	0.48%	0
2004	7.986680	8.568021	7.28%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.482520	12.838841	11.81%	0
2011	11.266153	11.482520	1.92%	0
2010	10.114139	11.266153	1139.01%	0
2009	7.170337	10.114139	41.06%	0
2008	9.752895	7.170337	-26.48%	0
2007*	10.000000	9.752895	-2.47%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	12.812993	13.280458	3.65%	0
2011	12.194690	12.812993	5.07%	0
2010	11.556085	12.194690	552.61%	0
2009	10.194060	11.556085	13.36%	0
2008	10.762125	10.194060	-5.28%	0
2007	10.539097	10.762125	2.12%	0
2006	10.310242	10.539097	2.22%	0
2005	10.305686	10.310242	0.04%	0
2004	10.080627	10.305686	2.23%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	9.966135	11.206942	12.45%	0
2011	11.389829	9.966135	-12.50%	0
2010	9.030104	11.389829	26.13%	0
2009	6.580963	9.030104	37.22%	0
2008	11.101611	6.580963	-40.72%	0
2007	9.810111	11.101611	13.16%	0
2006*	10.000000	9.810111	-1.90%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	9.199891	10.867417	18.13%	0
2011	11.341341	9.199891	-18.88%	0
2010	10.241894	11.341341	1073.48%	0
2009	8.265661	10.241894	23.91%	0
2008	15.025802	8.265661	-44.99%	0
2007	13.082933	15.025802	14.85%	0
2006	11.317935	13.082933	15.59%	0
2005	9.706658	11.317935	16.60%	0
2004	8.727539	9.706658	11.22%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.376418	13.452787	18.25%	0
2011	14.037105	11.376418	-18.95%	0
2010	12.674379	14.037105	1075.18%	0
2009	10.224555	12.674379	23.96%	0
2008	18.591095	10.224555	-45.00%	0
2007	16.184681	18.591095	14.87%	0
2006	14.000898	16.184681	15.60%	0
2005	12.012398	14.000898	16.55%	0
2004	10.799864	12.012398	11.23%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.384083	15.424834	24.55%	0
2011	13.863047	12.384083	-10.67%	0
2010	11.186381	13.863047	2392.79%	0
2009	7.252168	11.186381	54.25%	0
2008	15.157668	7.252168	-52.16%	0
2007	14.648447	15.157668	3.48%	0
2006	12.863065	14.648447	13.88%	0
2005	12.797874	12.863065	0.51%	0
2004	11.456515	12.797874	11.71%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.420312	12.607377	10.39%	0
2011	11.381495	11.420312	0.34%	0
2010	10.307392	11.381495	1042.07%	0
2009	7.756633	10.307392	32.88%	0
2008	11.252036	7.756633	-31.06%	0
2007	11.067139	11.252036	1.67%	0
2006*	10.000000	11.067139	10.67%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.522395	11.047400	16.01%	0
2011	10.096001	9.522395	-5.68%	0
2010	8.034366	10.096001	25.66%	0
2009	6.347643	8.034366	26.57%	0
2008	9.670281	6.347643	-34.36%	0
2007	10.109363	9.670281	-4.34%	0
2006*	10.000000	10.109363	1.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.739564	9.877544	13.02%	0
2011	9.057230	8.739564	-3.51%	0
2010	8.382437	9.057230	8.05%	0
2009	6.566886	8.382437	27.65%	0
2008*	10.000000	6.566886	-34.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	9.979404	11.065997	10.89%	0
2011	12.102091	9.979404	-17.54%	0
2010	10.508411	12.102091	1516.58%	0
2009	6.211263	10.508411	69.18%	0
2008	13.392336	6.211263	-53.62%	0
2007	10.619522	13.392336	26.11%	0
2006*	10.000000	10.619522	6.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	8.929405	10.352049	15.93%	0
2011	10.200707	8.929405	-12.46%	0
2010	9.601545	10.200707	6.24%	0
2009	7.141154	9.601545	34.45%	0
2008	12.225199	7.141154	-41.59%	0
2007	10.806791	12.225199	13.13%	0
2006*	10.000000	10.806791	8.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.924634	16.828215	12.75%	0
2011	15.355948	14.924634	-2.81%	0
2010	13.699284	15.355948	1209.31%	0
2009	11.777936	13.699284	16.31%	0
2008	11.315943	11.777936	4.08%	0
2007	10.400635	11.315943	8.80%	0
2006*	10.000000	10.400635	4.01%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	9.952580	11.059718	11.12%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.693522	-3.06%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	19.644363	22.942148	16.79%	0
2011	21.601112	19.644363	-9.06%	0
2010	20.282095	21.601112	650.34%	0
2009	16.550524	20.282095	22.55%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.157818	9.901662	21.38%	0
2011	8.944913	8.157818	-8.80%	0
2010	8.571948	8.944913	4.35%	0
2009	5.990355	8.571948	43.10%	0
2008	10.976647	5.990355	-45.43%	0
2007	8.198336	10.976647	33.89%	0
2006	7.666316	8.198336	6.94%	0
2005	6.949648	7.666316	10.31%	0
2004	6.011309	6.949648	15.61%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.124776	4.816125	16.76%	0
2011	4.607728	4.124776	-10.48%	0
2010	3.779583	4.607728	21.91%	0
2009	2.458113	3.779583	53.76%	0
2008	4.477053	2.458113	-45.10%	0
2007	3.754292	4.477053	19.25%	0
2006	3.552614	3.754292	5.68%	0
2005	3.249553	3.552614	9.33%	0
2004	3.297208	3.249553	-1.45%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.576619	11.730689	10.91%	0
2011	15.950368	10.576619	-33.69%	0
2010	13.018580	15.950368	2252.00%	0
2009	7.418345	13.018580	75.49%	0
2008	15.846836	7.418345	-53.19%	0
2007	12.632426	15.846836	25.45%	0
2006	8.790457	12.632426	43.71%	0
2005	6.797949	8.790457	29.31%	0
2004	5.844498	6.797949	16.31%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	13.727029	16.192958	17.96%	0
2011	13.710318	13.727029	0.12%	0
2010	11.332034	13.710318	2098.73%	0
2009	9.126722	11.332034	24.16%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.454305	14.143046	13.56%	0
2011	12.767506	12.454305	-2.45%	0
2010	11.714012	12.767506	899.35%	0
2009	9.761492	11.714012	20.00%	0
2008	14.810316	9.761492	-34.09%	0
2007	14.047477	14.810316	5.43%	0
2006	11.894280	14.047477	18.10%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.299191	11.700669	13.61%	0
2011	10.699132	10.299191	-3.74%	0
2010*	10.000000	10.699132	6.99%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	5.378563	6.009815	11.74%	0
2011	5.526255	5.378563	-2.67%	0
2010	4.728769	5.526255	16.86%	0
2009	3.615192	4.728769	30.80%	0
2008	6.018772	3.615192	-39.93%	0
2007	5.138043	6.018772	17.14%	0
2006	4.938044	5.138043	4.05%	0
2005	4.730977	4.938044	4.38%	0
2004	4.463437	4.730977	5.99%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.596465	15.277553	12.36%	0
2011	13.784241	13.596465	-1.36%	0
2010	12.396292	13.784241	1119.65%	0
2009*	10.000000	12.396292	23.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.791710	11.103511	13.40%	0
2011	9.899139	9.791710	-1.09%	0
2010	9.017389	9.899139	9.78%	0
2009	7.455703	9.017389	20.95%	0
2008	10.833923	7.455703	-31.18%	0
2007	10.416519	10.833923	4.01%	0
2006*	10.000000	10.416519	4.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.963430	11.277224	2.86%	0
2011	10.580908	10.963430	3.62%	0
2010	10.186610	10.580908	387.07%	0
2009	9.268369	10.186610	9.91%	0
2008	10.493465	9.268369	-11.67%	0
2007	10.398680	10.493465	0.91%	0
2006*	10.000000	10.398680	3.99%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.698831	11.603661	19.64%	0
2011	10.912299	9.698831	-11.12%	0
2010	10.004291	10.912299	9.08%	0
2009	7.209163	10.004291	38.77%	0
2008	11.988593	7.209163	-39.87%	0
2007	10.697846	11.988593	12.07%	0
2006*	10.000000	10.697846	6.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.020713	10.378207	15.05%	0
2011	9.657187	9.020713	-6.59%	0
2010	8.337279	9.657187	15.83%	0
2009	6.130054	8.337279	36.01%	0
2008	11.213159	6.130054	-45.33%	0
2007	10.226475	11.213159	9.65%	0
2006*	10.000000	10.226475	2.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.905590	9.069012	14.72%	0
2011	8.251065	7.905590	-4.19%	0
2010	7.586684	8.251065	8.76%	0
2009	5.923551	7.586684	28.08%	0
2008	9.759595	5.923551	-39.31%	0
2007*	10.000000	9.759595	-2.40%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.520025	16.300216	12.26%	0
2011	14.270818	14.520025	1.75%	0
2010	12.869095	14.270818	1089.22%	0
2009	8.994281	12.869095	43.08%	0
2008	12.745336	8.994281	-29.43%	0
2007	12.611541	12.745336	1.06%	0
2006	11.634512	12.611541	8.40%	0
2005	11.595276	11.634512	0.34%	0
2004	10.746806	11.595276	7.90%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.970799	14.580316	12.41%	0
2011	12.749463	12.970799	1.74%	0
2010	11.496573	12.749463	1089.79%	0
2009	8.030534	11.496573	43.16%	0
2008	11.396831	8.030534	-29.54%	0
2007	11.273516	11.396831	1.09%	0
2006	10.400579	11.273516	8.39%	0
2005*	10.000000	10.400579	4.01%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.291269	9.625333	16.09%	0
2011	8.661552	8.291269	-4.28%	0
2010	7.634110	8.661552	13.46%	0
2009	6.059868	7.634110	25.98%	0
2008	9.814190	6.059868	-38.25%	0
2007	10.242660	9.814190	-4.18%	0
2006	9.016897	10.242660	13.59%	0
2005	8.825553	9.016897	2.17%	0
2004	7.664394	8.825553	15.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.520993	8.618906	14.60%	0
2011	8.683086	7.520993	-13.38%	0
2010	7.664030	8.683086	13.30%	0
2009	5.112703	7.664030	49.90%	0
2008*	10.000000	5.112703	-48.87%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.029504	9.865976	9.26%	0
2011	9.516007	9.029504	-5.11%	0
2010	7.857237	9.516007	21.11%	0
2009	6.095432	7.857237	28.90%	0
2008*	10.000000	6.095432	-39.05%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.999172	9.822647	9.15%	0
2011	9.492455	8.999172	-5.20%	0
2010	7.839014	9.492455	21.09%	0
2009	6.093540	7.839014	28.64%	0
2008*	10.000000	6.093540	-39.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
2010	8.010702	9.024733	12.66%	0
2009	6.326955	8.010702	26.61%	0
2008*	10.000000	6.326955	-36.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.682343	10.537733	8.83%	0
2011	10.014215	9.682343	-3.31%	0
2010	9.255380	10.014215	8.20%	0
2009	7.881950	9.255380	17.43%	0
2008*	10.000000	7.881950	-21.18%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.084214	10.116615	11.36%	0
2011	9.600233	9.084214	-5.38%	0
2010	8.716193	9.600233	10.14%	0
2009	7.163165	8.716193	21.68%	0
2008*	10.000000	7.163165	-28.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.400470	10.956237	5.34%	0
2011	10.464567	10.400470	-0.61%	0
2010	9.998153	10.464567	4.67%	0
2009	9.026837	9.998153	10.76%	0
2008*	10.000000	9.026837	-9.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.387965	10.337789	10.12%	0
2011	9.807936	9.387965	-4.28%	0
2010	8.986208	9.807936	9.14%	0
2009	7.519299	8.986208	19.51%	0
2008*	10.000000	7.519299	-24.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.753487	9.829209	12.29%	0
2011	9.369473	8.753487	-6.57%	0
2010	8.437446	9.369473	11.05%	0
2009	6.801819	8.437446	24.05%	0
2008*	10.000000	6.801819	-31.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.948976	10.728763	7.84%	0
2011	10.179093	9.948976	-2.26%	0
2010	9.526187	10.179093	6.85%	0
2009	8.260152	9.526187	15.33%	0
2008*	10.000000	8.260152	-17.40%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.465299	12.106622	5.59%	0
2011	10.974847	11.465299	4.47%	0
2010	10.460628	10.974847	491.58%	0
2009	9.812152	10.460628	6.61%	0
2008*	10.000000	9.812152	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.309376	12.921209	4.97%	0
2011	11.843644	12.309376	3.93%	0
2010	11.178289	11.843644	5.95%	0
2009	9.796204	11.178289	14.11%	0
2008*	10.000000	9.796204	-2.04%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	18.283885	21.002350	14.87%	0
2011	24.034266	18.283885	-23.93%	0
2010	21.109627	24.034266	1385.45%	0
2009	13.189501	21.109627	60.05%	0
2008	31.866128	13.189501	-58.61%	0
2007	22.337963	31.866128	42.65%	0
2006	16.671061	22.337963	33.99%	0
2005	12.824480	16.671061	29.99%	0
2004	10.837926	12.824480	18.33%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	20.386534	23.421259	14.89%	0
2011	26.804267	20.386534	-23.94%	0
2010	23.534669	26.804267	1389.27%	0
2009	14.689344	23.534669	60.22%	0
2008	35.546819	14.689344	-58.68%	0
2007	24.923362	35.546819	42.62%	0
2006	18.610577	24.923362	33.92%	0
2005	14.314567	18.610577	30.01%	0
2004	12.095873	14.314567	18.34%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.293190	15.444688	0.99%	0
2011	14.548864	15.293190	5.12%	0
2010	14.168257	14.548864	268.63%	0
2009	14.078879	14.168257	0.63%	0
2008	13.336618	14.078879	5.57%	0
2007	12.701038	13.336618	5.00%	0
2006	12.540509	12.701038	1.28%	0
2005	12.391329	12.540509	1.20%	0
2004	12.244763	12.391329	1.20%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	9.732887	11.026472	13.29%	0
2011	11.005924	9.732887	-11.57%	0
2010	9.912831	11.005924	11.03%	0
2009	7.797533	9.912831	27.13%	0
2008	14.750612	7.797533	-47.14%	0
2007	11.839306	14.750612	24.59%	0
2006	9.085207	11.839306	30.31%	0
2005	7.119284	9.085207	27.61%	0
2004	6.361569	7.119284	11.91%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	15.697994	17.779722	13.26%	0
2011	17.751160	15.697994	-11.57%	0
2010	15.991077	17.751160	1100.67%	0
2009	12.583665	15.991077	27.08%	0
2008	23.797105	12.583665	-47.12%	0
2007	19.099862	23.797105	24.59%	0
2006	14.658366	19.099862	30.30%	0
2005	11.489572	14.658366	27.58%	0
2004	10.252483	11.489572	12.07%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.326348	8.487033	15.84%	0
2011	8.577857	7.326348	-14.59%	0
2010	8.149818	8.577857	5.25%	0
2009	6.466209	8.149818	26.04%	0
2008	11.594614	6.466209	-44.23%	0
2007	10.816951	11.594614	7.19%	0
2006*	10.000000	10.816951	8.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.120737	13.766733	13.58%	0
2011	12.873740	12.120737	-5.85%	0
2010	11.459829	12.873740	1233.80%	0
2009	9.192762	11.459829	24.66%	0
2008	14.853098	9.192762	-38.11%	0
2007	14.305520	14.853098	3.83%	0
2006	12.489813	14.305520	14.54%	0
2005	11.807448	12.489813	5.78%	0
2004	10.566284	11.807448	11.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.219870	13.098884	7.19%	0
2011	12.359361	12.219870	-1.13%	0
2010	11.484351	12.359361	761.92%	0
2009*	10.000000	11.484351	14.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.834965	14.118461	10.00%	0
2011	13.220057	12.834965	-2.91%	0
2010	12.041092	13.220057	979.12%	0
2009*	10.000000	12.041092	20.41%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.993165	12.360994	3.07%	0
2011	11.888897	11.993165	0.88%	0
2010	11.456393	11.888897	377.52%	0
2009	10.716625	11.456393	6.90%	0
2008	11.636185	10.716625	-7.90%	0
2007	11.268568	11.636185	3.26%	0
2006	10.830309	11.268568	4.05%	0
2005	10.696990	10.830309	1.25%	0
2004	10.430034	10.696990	2.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.365707	13.428010	8.59%	0
2011	12.622630	12.365707	-2.04%	0
2010	11.612729	12.622630	869.65%	0
2009	9.946414	11.612729	16.75%	0
2008	13.214889	9.946414	-24.73%	0
2007	12.763693	13.214889	3.53%	0
2006	11.695624	12.763693	9.13%	0
2005	11.328215	11.695624	3.24%	0
2004	10.553029	11.328215	7.35%	13,744
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.381649	13.803057	11.48%	0
2011	12.908341	12.381649	-4.08%	0
2010	11.673406	12.908341	1057.90%	0
2009	9.575844	11.673406	21.90%	0
2008	14.242409	9.575844	-32.77%	0
2007	13.692531	14.242409	4.02%	0
2006	12.197565	13.692531	12.26%	0
2005	11.623715	12.197565	4.94%	0
2004	10.581287	11.623715	9.85%	7,239
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.426760	13.156709	5.87%	0
2011	12.423540	12.426760	0.03%	0
2010	11.682071	12.423540	634.71%	0
2009	10.405305	11.682071	12.27%	0
2008	12.497972	10.405305	-16.74%	0
2007	12.048446	12.497972	3.73%	0
2006	11.338608	12.048446	6.26%	0
2005	11.072641	11.338608	2.40%	0
2004	10.543755	11.072641	5.02%	9,591
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.163853	15.310433	16.31%	0
2011	13.738825	13.163853	-4.19%	0
2010	12.885161	13.738825	662.52%	0
2009*	10.000000	12.885161	28.85%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.050505	21.930639	15.12%	0
2011	19.946031	19.050505	-4.49%	0
2010	16.127113	19.946031	2368.01%	0
2009	12.033319	16.127113	34.02%	0
2008	19.326473	12.033319	-37.74%	0
2007	18.336862	19.326473	5.40%	0
2006	17.026291	18.336862	7.70%	0
2005	15.497629	17.026291	9.86%	0
2004	13.664186	15.497629	13.42%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.353903	10.146268	-2.01%	0
2011	10.564607	10.353903	-1.99%	0
2010	10.780194	10.564607	-199.98%	0
2009	10.995583	10.780194	-1.96%	0
2008	10.994195	10.995583	0.01%	0
2007	10.706668	10.994195	2.69%	0
2006	10.451103	10.706668	2.45%	0
2005	10.386676	10.451103	0.62%	0
2004	10.513346	10.386676	-1.20%	7,318
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.704943	16.175385	10.00%	0
2011	14.215605	14.704943	3.44%	0
2010	13.116880	14.215605	837.64%	0
2009	10.760945	13.116880	21.89%	0
2008	13.276244	10.760945	-18.95%	0
2007	12.949735	13.276244	2.52%	0
2006	12.603486	12.949735	2.75%	0
2005	12.585616	12.603486	0.14%	0
2004	12.054794	12.585616	4.40%	115
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.041955	9.124314	13.46%	0
2011	9.053866	8.041955	-11.18%	0
2010	8.101330	9.053866	11.76%	0
2009	6.057957	8.101330	33.73%	0
2008*	10.000000	6.057957	-39.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.331243	14.166816	14.89%	0
2011	14.999681	12.331243	-17.79%	0
2010	14.423898	14.999681	399.19%	0
2009	11.335897	14.423898	27.24%	0
2008	21.554851	11.335897	-47.41%	0
2007	21.370770	21.554851	0.86%	0
2006	17.764744	21.370770	20.30%	0
2005	16.176362	17.764744	9.82%	0
2004	13.725434	16.176362	17.86%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.602247	9.808505	14.02%	0
2011	9.040153	8.602247	-4.84%	0
2010	7.985874	9.040153	13.20%	0
2009	6.279093	7.985874	27.18%	0
2008*	10.000000	6.279093	-37.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.574406	11.053527	15.45%	0
2011	10.374280	9.574406	-7.71%	0
2010*	10.000000	10.374280	3.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.952786	9.164345	15.23%	0
2011	8.641256	7.952786	-7.97%	0
2010	7.820676	8.641256	10.49%	0
2009	6.263383	7.820676	24.86%	0
2008*	10.000000	6.263383	-37.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.003383	10.137866	12.60%	0
2011	9.592494	9.003383	-6.14%	0
2010	7.718150	9.592494	24.28%	0
2009	6.195364	7.718150	24.58%	0
2008*	10.000000	6.195364	-38.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.567551	10.908304	14.01%	0
2011	9.994435	9.567551	-4.27%	0
2010	8.524647	9.994435	17.24%	0
2009	6.667167	8.524647	27.86%	0
2008*	10.000000	6.667167	-33.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	12.560694	13.962945	11.16%	0
2011	12.900163	12.560694	-2.63%	0
2010	10.492921	12.900163	2294.16%	0
2009	8.400263	10.492921	24.91%	0
2008	15.998659	8.400263	-47.49%	0
2007	14.876463	15.998659	7.54%	0
2006	14.707640	14.876463	1.15%	0
2005	13.883550	14.707640	5.94%	0
2004	12.491041	13.883550	11.15%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	20.286380	23.944287	18.03%	0
2011	21.805256	20.286380	-6.97%	0
2010	17.574266	21.805256	2407.49%	0
2009	14.208250	17.574266	23.69%	0
2008	21.369593	14.208250	-33.51%	0
2007	23.423135	21.369593	-8.77%	0
2006	20.376050	23.423135	14.95%	0
2005	20.170796	20.376050	1.02%	0
2004	17.546948	20.170796	14.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	19.748357	22.352655	13.19%	0
2011	21.336733	19.748357	-7.44%	0
2010	17.372989	21.336733	2281.56%	0
2009	13.160573	17.372989	32.01%	0
2008	21.727093	13.160573	-39.43%	0
2007	21.710124	21.727093	0.08%	0
2006	19.771776	21.710124	9.80%	0
2005	17.961627	19.771776	10.08%	0
2004	15.398826	17.961627	16.64%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.549926	9.569504	11.92%	0
2011	8.678156	8.549926	-1.48%	0
2010	7.805339	8.678156	11.18%	0
2009	6.316291	7.805339	23.57%	0
2008	11.028328	6.316291	-42.73%	0
2007	10.403477	11.028328	6.01%	0
2006	9.342053	10.403477	11.36%	0
2005	8.871909	9.342053	5.30%	0
2004	8.248587	8.871909	7.56%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.511101	10.791865	13.47%	0
2011	9.112388	9.511101	4.38%	0
2010	7.142400	9.112388	27.58%	0
2009	5.570597	7.142400	28.22%	0
2008*	10.000000	5.570597	-44.29%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.261206	10.409778	1.45%	0
2011	10.335882	10.261206	-0.72%	0
2010	10.297627	10.335882	37.15%	0
2009	9.810294	10.297627	4.97%	0
2008*	10.000000	9.810294	-1.90%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.502750	13.477526	17.17%	0
2011	13.402685	11.502750	-14.18%	0
2010	12.859919	13.402685	422.06%	0
2009*	10.000000	12.859919	28.60%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.802585	10.048421	2.51%	0
2011	9.973279	9.802585	-1.71%	0
2010	9.665959	9.973279	3.18%	0
2009	8.703295	9.665959	11.06%	0
2008	10.258557	8.703295	-15.16%	0
2007	9.992258	10.258557	2.67%	0
2006	9.784478	9.992258	2.12%	0
2005	9.841564	9.784478	-0.58%	0
2004	9.964766	9.841564	-1.24%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.928275	11.653895	6.64%	0
2011	11.270375	10.928275	-3.04%	0
2010	9.614626	11.270375	17.22%	0
2009	7.992300	9.614626	20.30%	0
2008	13.474648	7.992300	-40.69%	0
2007	13.680755	13.474648	-1.51%	0
2006	13.262674	13.680755	3.15%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.082344	13.140127	8.75%	0
2011	12.720283	12.082344	-5.02%	0
2010	10.565006	12.720283	2040.01%	0
2009	8.202784	10.565006	28.80%	0
2008	13.822570	8.202784	-40.66%	0
2007	13.108220	13.822570	5.45%	0
2006	11.763111	13.108220	11.43%	0
2005	11.232231	11.763111	4.73%	0
2004*	10.000000	11.232231	12.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	8.925583	10.185228	14.11%	0
2011	9.008648	8.925583	-0.92%	0
2010	7.211620	9.008648	24.92%	0
2009	5.549298	7.211620	29.96%	0
2008	11.118283	5.549298	-50.09%	0
2007	10.670712	11.118283	4.19%	0
2006	10.575363	10.670712	0.90%	0
2005	9.606312	10.575363	10.09%	0
2004	8.183801	9.606312	17.38%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.264274	21.697356	18.80%	0
2011	20.316307	18.264274	-10.10%	0
2010	17.875102	20.316307	1365.70%	0
2009	13.056765	17.875102	36.90%	0
2008	22.278368	13.056765	-41.39%	0
2007	21.380508	22.278368	4.20%	0
2006	18.536700	21.380508	15.34%	0
2005	16.542076	18.536700	12.06%	0
2004	14.161203	16.542076	16.81%	2,293
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.256068	13.376098	18.83%	0
2011	12.523657	11.256068	-10.12%	0
2010	11.019713	12.523657	1364.78%	0
2009	8.044972	11.019713	36.98%	0
2008	13.725592	8.044972	-41.39%	0
2007	13.174723	13.725592	4.18%	0
2006	11.422032	13.174723	15.34%	0
2005	10.195624	11.422032	12.03%	0
2004	8.730549	10.195624	16.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.142534	1.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	9.093891	10.415152	14.53%	0
2011	9.280428	9.093891	-2.01%	0
2010	8.155925	9.280428	13.79%	0
2009	6.487392	8.155925	25.72%	0
2008	10.759075	6.487392	-39.70%	0
2007	10.514697	10.759075	2.32%	0
2006	9.327218	10.514697	12.73%	0
2005	8.980316	9.327218	3.86%	0
2004	8.371640	8.980316	7.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.154303	10.584408	15.62%	0
2011	9.552086	9.154303	-4.16%	0
2010	7.898185	9.552086	20.94%	0
2009	5.874407	7.898185	34.45%	0
2008	9.642124	5.874407	-39.08%	0
2007	9.960520	9.642124	-3.20%	0
2006*	10.000000	9.960520	-0.39%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.321835	12.706539	3.12%	0
2011	11.596615	12.321835	6.25%	0
2010	10.819270	11.596615	718.48%	0
2009*	10.000000	10.819270	8.19%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.121145	11.524803	3.63%	0
2011	11.234258	11.121145	-1.01%	0
2010	10.898362	11.234258	308.21%	0
2009*	10.000000	10.898362	8.98%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.353689	14.575218	28.37%	0
2011	10.494926	11.353689	8.18%	0
2010*	10.000000	10.494926	4.95%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.006286	11.803837	7.25%	0
2011	10.629933	11.006286	3.54%	0
2010	10.123518	10.629933	500.24%	0
2009	9.421398	10.123518	7.45%	0
2008	10.706250	9.421398	-12.00%	0
2007	10.360918	10.706250	3.33%	0
2006*	10.000000	10.360918	3.61%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	28.520232	32.968477	15.60%	0
2011	27.188555	28.520232	4.90%	0
2010	25.279702	27.188555	755.09%	0
2009	19.810676	25.279702	27.61%	0
2008	23.775951	19.810676	-16.68%	0
2007	22.776011	23.775951	4.39%	0
2006	20.972916	22.776011	8.60%	0
2005	19.064141	20.972916	10.01%	0
2004	17.674709	19.064141	7.86%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	23.546922	29.953287	27.21%	0
2011	32.354465	23.546922	-27.22%	0
2010	26.027990	32.354465	2430.64%	0
2009	12.458397	26.027990	108.92%	0
2008	36.097562	12.458397	-65.49%	0
2007	26.768723	36.097562	34.85%	0
2006	19.580527	26.768723	36.71%	0
2005	15.135770	19.580527	29.37%	0
2004	12.268194	15.135770	23.37%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	34.300605	34.751027	1.31%	0
2011	41.891129	34.300605	-18.12%	0
2010	33.075452	41.891129	2665.32%	0
2009	21.424185	33.075452	54.38%	0
2008	40.580264	21.424185	-47.21%	0
2007	28.490441	40.580264	42.43%	0
2006	23.350997	28.490441	22.01%	0
2005	15.708711	23.350997	48.65%	0
2004	12.902900	15.708711	21.75%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.594282	-4.06%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	10.063878	11.467610	13.95%	0
2011	11.021331	10.063878	-8.69%	0
2010	10.010378	11.021331	10.10%	0
2009	8.039158	10.010378	24.52%	0
2008	13.203137	8.039158	-39.11%	0
2007	12.254454	13.203137	7.74%	0
2006	10.999052	12.254454	11.41%	0
2005	10.320207	10.999052	6.58%	0
2004	9.602609	10.320207	7.47%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.130113	15.993807	5.71%	0
2011	16.182164	15.130113	-6.50%	0
2010	13.024972	16.182164	24.24%	0
2009*	10.000000	13.024972	30.25%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.017460	17.425527	16.04%	0
2011	16.777825	15.017460	-10.49%	0
2010	13.530846	16.777825	2399.69%	0
2009	9.683355	13.530846	39.73%	64
2008	15.386854	9.683355	-37.07%	64
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.139258	13.819776	5.18%	0
2011	12.003612	13.139258	9.46%	0
2010	11.657993	12.003612	296.47%	0
2009	10.798896	11.657993	7.96%	0
2008	11.202885	10.798896	-3.61%	0
2007	10.446805	11.202885	7.24%	0
2006	10.498201	10.446805	-0.49%	2,759
2005	10.552410	10.498201	-0.51%	2,759
2004	10.181634	10.552410	3.64%	6,006
2003*	10.000000	10.181634	1.82%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	9.109655	10.238063	12.39%	9,901
2011	9.019218	9.109655	1.00%	14,687
2010	8.066661	9.019218	11.81%	14,733
2009	6.973518	8.066661	15.68%	14,738
2008	10.884237	6.973518	-35.93%	15,750
2007	11.120804	10.884237	-2.13%	17,368
2006	9.696030	11.120804	14.69%	23,320
2005	9.460244	9.696030	2.49%	24,156
2004	8.547597	9.460244	10.68%	24,823
2003	6.746126	8.547597	26.70%	25,060
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.280625	12.852911	13.94%	0
2011	11.596669	11.280625	-2.73%	0
2010	9.927730	11.596669	16.81%	0
2009	7.799843	9.927730	27.28%	0
2008	10.526222	7.799843	-25.90%	0
2007	11.001395	10.526222	-4.32%	7,071
2006*	10.000000	11.001395	10.01%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	0
2010	12.010714	12.912985	751.22%	3,687
2009*	10.000000	12.010714	20.11%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.054432	15.932648	13.36%	3,634
2011	14.267701	14.054432	-1.49%	3,634
2010	11.576230	14.267701	2325.00%	4,434
2009	9.452842	11.576230	22.46%	4,434
2008	13.969607	9.452842	-32.33%	4,434
2007	14.357676	13.969607	-2.70%	4,800
2006	12.811123	14.357676	12.07%	6,777
2005	12.196229	12.811123	5.04%	6,050
2004	10.215680	12.196229	19.39%	6,100
2003	7.569450	10.215680	34.96%	6,100
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	7.495619	8.220749	9.67%	76
2011	7.583811	7.495619	-1.16%	5,295
2010	6.743326	7.583811	12.46%	5,606
2009	5.147022	6.743326	31.01%	9,584
2008	8.013618	5.147022	-35.77%	9,762
2007	7.591231	8.013618	5.56%	9,597
2006	7.096725	7.591231	6.97%	9,611
2005	6.992022	7.096725	1.50%	9,608
2004	6.720932	6.992022	4.03%	9,606
2003	5.445448	6.720932	23.42%	12,057
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	8.723932	9.889451	13.36%	10,290
2011	8.741981	8.723932	-0.21%	13,099
2010	7.771615	8.741981	12.49%	20,650
2009	6.280369	7.771615	23.74%	35,131
2008	10.200843	6.280369	-38.43%	47,687
2007	9.895472	10.200843	3.09%	49,775
2006	8.746439	9.895472	13.14%	54,948
2005	8.528816	8.746439	2.55%	55,454
2004	7.869869	8.528816	8.37%	59,033
2003	6.259089	7.869869	25.74%	60,295
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	10.700261	11.573562	8.16%	6,210
2011	10.020623	10.700261	6.78%	9,769
2010	8.871305	10.020623	12.96%	10,151
2009	7.389870	8.871305	20.05%	10,340
2008	10.709550	7.389870	-31.00%	12,494
2007	10.206902	10.709550	4.92%	12,578
2006	8.945861	10.206902	14.10%	19,246
2005	8.749492	8.945861	2.24%	19,509
2004	8.503490	8.749492	2.89%	19,927
2003	7.164595	8.503490	18.69%	19,799

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	14.791148	15.895644	7.47%	4,670
2011	14.764346	14.791148	0.18%	5,093
2010	13.891864	14.764346	628.05%	6,924
2009	11.776049	13.891864	17.97%	7,340
2008	12.967573	11.776049	-9.19%	10,340
2007	12.564026	12.967573	3.21%	9,892
2006	12.314679	12.564026	2.02%	14,462
2005	12.410689	12.314679	-0.77%	14,780
2004	12.227793	12.410689	1.50%	18,673
2003	11.929514	12.227793	2.50%	21,086
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.713219	11.719259	9.39%	0
2011	10.968111	10.713219	-2.32%	0
2010	9.932439	10.968111	10.43%	0
2009	8.167582	9.932439	21.61%	0
2008	11.129603	8.167582	-26.61%	0
2007	10.459496	11.129603	6.41%	0
2006*	10.000000	10.459496	4.59%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.212216	11.321514	10.86%	0
2011	10.544087	10.212216	-3.15%	0
2010	9.399722	10.544087	12.17%	4,659
2009	7.452019	9.399722	26.14%	0
2008	11.306894	7.452019	-34.09%	0
2007	10.479370	11.306894	7.90%	0
2006*	10.000000	10.479370	4.79%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.668070	10.935522	13.11%	0
2011	10.143499	9.668070	-4.69%	0
2010	8.927284	10.143499	13.62%	0
2009	6.935916	8.927284	28.71%	0
2008	11.435608	6.935916	-39.35%	0
2007	10.499414	11.435608	8.92%	0
2006*	10.000000	10.499414	4.99%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.310282	9.550692	2.58%	451
2011	10.026105	9.310282	-7.14%	451
2010	8.590151	10.026105	16.72%	1,339
2009	5.942793	8.590151	44.55%	1,407
2008	13.307433	5.942793	-55.34%	1,407
2007	9.329305	13.307433	42.64%	2,283
2006*	10.000000	9.329305	-6.71%	451

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	9.984688	11.460443	14.78%	21,957
2011	10.106441	9.984688	-1.20%	27,896
2010	8.965123	10.106441	12.73%	28,593
2009	7.038920	8.965123	27.37%	29,639
2008	12.543105	7.038920	-43.88%	55,136
2007	12.628064	12.543105	-0.67%	57,170
2006	10.735822	12.628064	17.63%	66,794
2005	10.363157	10.735822	3.60%	69,520
2004	9.498796	10.363157	9.10%	67,936
2003	7.446930	9.498796	27.55%	70,135
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	8.070220	9.054158	12.19%	12,569
2011	8.227155	8.070220	-1.91%	11,991
2010	6.770438	8.227155	21.52%	12,144
2009	5.393870	6.770438	25.52%	11,108
2008	10.436772	5.393870	-48.32%	13,721
2007	8.399362	10.436772	24.26%	13,086
2006	8.033852	8.399362	4.55%	17,743
2005	7.761188	8.033852	3.51%	18,089
2004	7.673205	7.761188	1.15%	19,048
2003	5.899618	7.673205	30.06%	19,432
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	11.018175	12.323787	11.85%	0
2011	10.823290	11.018175	1.80%	0
2010	9.710790	10.823290	11.46%	1,411
2009	6.895406	9.710790	40.83%	4,831
2008	9.394378	6.895406	-26.60%	6,600
2007	9.343831	9.394378	0.54%	6,600
2006	8.579779	9.343831	8.91%	9,036
2005	8.543293	8.579779	0.43%	9,734
2004	7.967694	8.543293	7.22%	10,701
2003	6.406466	7.967694	24.37%	11,017
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.455203	12.801752	11.75%	0
2011	11.245070	11.455203	1.87%	0
2010	10.100374	11.245070	11.33%	0
2009	7.164231	10.100374	40.98%	0
2008	9.749568	7.164231	-26.52%	0
2007*	10.000000	9.749568	-2.50%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	12.756504	13.215157	3.60%	0
2011	12.147097	12.756504	5.02%	2,378
2010	11.516854	12.147097	547.24%	4,035
2009	10.164628	11.516854	13.30%	5,903
2008	10.736536	10.164628	-5.33%	1,059
2007	10.519427	10.736536	2.06%	496
2006	10.296235	10.519427	2.17%	2,163
2005	10.296928	10.296235	-0.01%	2,464
2004	10.077187	10.296928	2.18%	496
2003*	10.000000	10.077187	0.77%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	9.937352	11.168863	12.39%	12,154
2011	11.362733	9.937352	-12.54%	14,576
2010	9.013215	11.362733	26.07%	10,218
2009	6.572006	9.013215	37.15%	11,490
2008	11.092167	6.572006	-40.75%	644
2007	9.806795	11.092167	13.11%	1,266
2006*	10.000000	9.806795	-1.93%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	9.140591	10.791841	18.07%	0
2011	11.273982	9.140591	-18.92%	2,145
2010	10.186256	11.273982	1067.84%	2,706
2009	8.224965	10.186256	23.85%	2,706
2008	14.959481	8.224965	-45.02%	2,893
2007	13.031869	14.959481	14.79%	2,893
2006	11.279497	13.031869	15.54%	2,893
2005	9.678616	11.279497	16.54%	2,893
2004	8.706766	9.678616	11.16%	2,893
2003	6.207036	8.706766	40.27%	3,517
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.320433	13.379733	18.19%	1,378
2011	13.975150	11.320433	-19.00%	1,621
2010	12.624873	13.975150	1069.54%	4,151
2009	10.189818	12.624873	23.90%	4,170
2008	18.537412	10.189818	-45.03%	6,695
2007	16.146223	18.537412	14.81%	6,582
2006	13.974726	16.146223	15.54%	9,795
2005	11.996049	13.974726	16.49%	10,418
2004	10.790672	11.996049	11.17%	7,429
2003	7.690083	10.790672	40.32%	6,403

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.323130	15.341070	24.49%	2,174
2011	13.801854	12.323130	-10.71%	994
2010	11.142679	13.801854	2386.48%	1,246
2009	7.227523	11.142679	54.17%	1,246
2008	15.113887	7.227523	-52.18%	1,246
2007	14.613642	15.113887	3.42%	1,443
2006	12.839023	14.613642	13.82%	3,172
2005	12.780448	12.839023	0.46%	3,147
2004	11.446763	12.780448	11.65%	3,426
2003	7.405989	11.446763	54.56%	2,198
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.387360	12.564571	10.34%	0
2011	11.354435	11.387360	0.29%	0
2010	10.288120	11.354435	1036.45%	0
2009	7.746080	10.288120	32.82%	0
2008	11.242463	7.746080	-31.10%	0
2007	11.063397	11.242463	1.62%	7,107
2006*	10.000000	11.063397	10.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.494890	11.009860	15.96%	0
2011	10.071961	9.494890	-5.73%	0
2010	8.019319	10.071961	25.60%	0
2009	6.338993	8.019319	26.51%	0
2008	9.662049	6.338993	-34.39%	0
2007	10.105944	9.662049	-4.39%	3,845
2006*	10.000000	10.105944	1.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
2009	6.564641	8.375293	27.58%	0
2008*	10.000000	6.564641	-34.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	9.950586	11.028397	10.83%	6,123
2011	12.073298	9.950586	-17.58%	6,123
2010	10.488741	12.073298	1510.72%	6,123
2009	6.202797	10.488741	69.10%	6,123
2008	13.380927	6.202797	-53.64%	1,327
2007	10.615926	13.380927	26.05%	1,327
2006*	10.000000	10.615926	6.16%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	8.903614	10.316879	15.87%	0
2011	10.176436	8.903614	-12.51%	0
2010	9.583583	10.176436	6.19%	0
2009	7.131437	9.583583	34.39%	0
2008	12.214802	7.131437	-41.62%	0
2007	10.803138	12.214802	13.07%	0
2006*	10.000000	10.803138	8.03%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.881565	16.771066	12.70%	0
2011	15.319432	14.881565	-2.86%	0
2010	13.673681	15.319432	1203.59%	737
2009	11.761924	13.673681	16.25%	844
2008	11.306330	11.761924	4.03%	107
2007	10.397135	11.306330	8.74%	0
2006*	10.000000	10.397135	3.97%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	9.903600	10.999669	11.07%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.690174	-3.10%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	19.157027	22.361550	16.73%	758
2011	21.075978	19.157027	-9.10%	0
2010	19.799131	21.075978	644.90%	2,246
2009	16.164648	19.799131	22.48%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.108337	9.836567	21.31%	16,612
2011	8.895189	8.108337	-8.85%	14,904
2010	8.528645	8.895189	4.30%	16,667
2009	5.963137	8.528645	43.02%	16,954
2008	10.932359	5.963137	-45.45%	16,757
2007	8.169437	10.932359	33.82%	13,898
2006	7.643179	8.169437	6.89%	15,525
2005	6.932196	7.643179	10.26%	17,477
2004	5.999277	6.932196	15.55%	19,391
2003	5.094038	5.999277	17.77%	19,964

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.099734	4.784436	16.70%	14,181
2011	4.582091	4.099734	-10.53%	4,071
2010	3.760467	4.582091	21.85%	4,071
2009	2.446926	3.760467	53.68%	4,071
2008	4.458950	2.446926	-45.12%	5,808
2007	3.741031	4.458950	19.19%	5,976
2006	3.541860	3.741031	5.62%	6,099
2005	3.241370	3.541860	9.27%	6,429
2004	3.290581	3.241370	-1.50%	8,935
2003	2.293462	3.290581	43.48%	17,808
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.512437	11.653538	10.85%	12,029
2011	15.861656	10.512437	-33.72%	0
2010	12.952781	15.861656	2245.75%	0
2009	7.384616	12.952781	75.40%	0
2008	15.782874	7.384616	-53.21%	0
2007	12.587891	15.782874	25.38%	0
2006	8.763918	12.587891	43.63%	0
2005	6.780873	8.763918	29.24%	0
2004	5.832790	6.780873	16.25%	0
2003	4.426214	5.832790	31.78%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	13.673484	16.121533	17.90%	2,339
2011	13.663794	13.673484	0.07%	2,339
2010	11.299330	13.663794	2092.57%	2,785
2009	9.105024	11.299330	24.10%	2,785
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.393015	14.066259	13.50%	0
2011	12.711149	12.393015	-2.50%	0
2010	11.668249	12.711149	893.79%	2,692
2009	9.728326	11.668249	19.94%	2,692
2008	14.767554	9.728326	-34.12%	2,692
2007	14.014107	14.767554	5.38%	8,388
2006	11.872058	14.014107	18.04%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.290473	11.684796	13.55%	0
2011	10.695520	10.290473	-3.79%	0
2010*	10.000000	10.695520	6.96%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	5.343854	5.967966	11.68%	296
2011	5.493388	5.343854	-2.72%	289
2010	4.703038	5.493388	16.81%	300
2009	3.597364	4.703038	30.74%	301
2008	5.992165	3.597364	-39.97%	291
2007	5.117956	5.992165	17.08%	296
2006	4.921251	5.117956	4.00%	325
2005	4.717297	4.921251	4.32%	300
2004	4.452803	4.717297	5.94%	288
2003	3.424662	4.452803	30.02%	712
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.577979	15.248983	12.31%	13,236
2011	13.772513	13.577979	-1.41%	17,011
2010	12.392072	13.772513	1113.97%	19,055
2009*	10.000000	12.392072	23.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.763427	11.065785	13.34%	1,680
2011	9.875579	9.763427	-1.14%	21,124
2010	9.000512	9.875579	9.72%	21,679
2009	7.445547	9.000512	20.88%	21,073
2008	10.824700	7.445547	-31.22%	23,550
2007	10.412999	10.824700	3.95%	24,439
2006*	10.000000	10.412999	4.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.931779	11.238925	2.81%	0
2011	10.555724	10.931779	3.56%	0
2010	10.167548	10.555724	381.78%	0
2009	9.255754	10.167548	9.85%	120
2008	10.484532	9.255754	-11.72%	120
2007	10.395160	10.484532	0.86%	0
2006*	10.000000	10.395160	3.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.670813	11.564229	19.58%	0
2011	10.886326	9.670813	-11.17%	556
2010	9.985564	10.886326	9.02%	828
2009	7.199342	9.985564	38.70%	1,120
2008	11.978384	7.199342	-39.90%	144
2007	10.694225	11.978384	12.01%	0
2006*	10.000000	10.694225	6.94%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.994660	10.342945	14.99%	3,707
2011	9.634207	8.994660	-6.64%	3,707
2010	8.321680	9.634207	15.77%	3,707
2009	6.121705	8.321680	35.94%	0
2008	11.203628	6.121705	-45.36%	0
2007	10.223017	11.203628	9.59%	1,540
2006*	10.000000	10.223017	2.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	699
2010	7.576352	8.235629	8.70%	1,040
2009	5.918499	7.576352	28.01%	1,407
2008	9.756266	5.918499	-39.34%	172
2007*	10.000000	9.756266	-2.44%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.426591	16.187044	12.20%	0
2011	14.186193	14.426591	1.69%	0
2010	12.799312	14.186193	1083.56%	120
2009	8.950064	12.799312	43.01%	120
2008	12.689152	8.950064	-29.47%	1,047
2007	12.562376	12.689152	1.01%	1,047
2006	11.595056	12.562376	8.34%	2,232
2005	11.561839	11.595056	0.29%	2,487
2004	10.721266	11.561839	7.84%	5,280
2003	8.951783	10.721266	19.77%	6,515
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.926792	14.523416	12.35%	13
2011	12.712686	12.926792	1.68%	38
2010	11.469253	12.712686	1084.14%	971
2009	8.015516	11.469253	43.09%	1,986
2008	11.381340	8.015516	-29.57%	3,177
2007	11.263973	11.381340	1.04%	3,621
2006	10.397061	11.263973	8.34%	2,824
2005*	10.000000	10.397061	3.97%	3,040
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.237826	9.558401	16.03%	3,404
2011	8.610106	8.237826	-4.32%	4,016
2010	7.592639	8.610106	13.40%	4,369
2009	6.030030	7.592639	25.91%	4,369
2008	9.770878	6.030030	-38.29%	6,240
2007	10.202686	9.770878	-4.23%	6,389
2006	8.986278	10.202686	13.54%	9,874
2005	8.800065	8.986278	2.12%	10,562
2004	7.646162	8.800065	15.09%	9,623
2003	5.939149	7.646162	28.74%	5,990

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.506907	8.598365	14.54%	10,595
2011	8.671253	7.506907	-13.43%	10,558
2010	7.657493	8.671253	13.24%	11,465
2009	5.110953	7.657493	49.83%	13,119
2008*	10.000000	5.110953	-48.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.012630	9.842504	9.21%	0
2011	9.503068	9.012630	-5.16%	0
2010	7.850554	9.503068	21.05%	0
2009	6.093352	7.850554	28.84%	0
2008*	10.000000	6.093352	-39.07%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.982352	9.799276	9.09%	0
2011	9.479541	8.982352	-5.24%	0
2010	7.832337	9.479541	21.03%	0
2009	6.091458	7.832337	28.58%	0
2008*	10.000000	6.091458	-39.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
2009	6.324797	8.003883	26.55%	0
2008*	10.000000	6.324797	-36.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	0
2010	9.247492	10.000579	8.14%	0
2009	7.879262	9.247492	17.36%	0
2008*	10.000000	7.879262	-21.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.067261	10.092575	11.31%	0
2011	9.587191	9.067261	-5.42%	0
2010	8.708785	9.587191	10.09%	0
2009	7.160724	8.708785	21.62%	0
2008*	10.000000	7.160724	-28.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.381053	10.930192	5.29%	0
2011	10.450358	10.381053	-0.66%	0
2010	9.989661	10.450358	4.61%	0
2009	9.023775	9.989661	10.70%	0
2008*	10.000000	9.023775	-9.76%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.370438	10.313226	10.06%	0
2011	9.794617	9.370438	-4.33%	0
2010	8.978578	9.794617	9.09%	0
2009	7.516739	8.978578	19.45%	0
2008*	10.000000	7.516739	-24.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.737123	9.805814	12.23%	0
2011	9.356738	8.737123	-6.62%	0
2010	8.430273	9.356738	10.99%	0
2009	6.799494	8.430273	23.98%	0
2008*	10.000000	6.799494	-32.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	0
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
2008*	10.000000	8.257336	-17.43%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.443906	12.077854	5.54%	0
2011	10.959942	11.443906	4.42%	0
2010	10.451751	10.959942	486.23%	0
2009	9.808813	10.451751	6.55%	0
2008*	10.000000	9.808813	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
2008*	10.000000	9.792877	-2.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	18.179246	20.871473	14.81%	32
2011	23.908913	18.179246	-23.96%	1,116
2010	21.010234	23.908913	1379.65%	1,116
2009	13.134099	21.010234	59.97%	1,116
2008	31.748546	13.134099	-58.63%	1,891
2007	22.266948	31.748546	42.58%	1,966
2006	16.626514	22.266948	33.92%	2,021
2005	12.796711	16.626514	29.93%	2,168
2004	10.819976	12.796711	18.27%	2,168
2003	6.683831	10.819976	61.88%	2,168

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	20.286239	23.294112	14.83%	1,409
2011	26.686006	20.286239	-23.98%	804
2010	23.442771	26.686006	1383.47%	1,399
2009	14.639448	23.442771	60.13%	1,429
2008	35.444242	14.639448	-58.70%	2,223
2007	24.864181	35.444242	42.55%	5,518
2006	18.575830	24.864181	33.85%	4,958
2005	14.295108	18.575830	29.95%	5,226
2004	12.085590	14.295108	18.28%	5,350
2003	7.467644	12.085590	61.84%	5,048
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.194737	15.337419	0.94%	6,408
2011	14.462558	15.194737	5.06%	7,737
2010	14.091387	14.462558	263.40%	9,648
2009	14.009637	14.091387	0.58%	11,670
2008	13.277796	14.009637	5.51%	20,068
2007	12.651515	13.277796	4.95%	24,290
2006	12.497968	12.651515	1.23%	28,249
2005	12.355580	12.497968	1.15%	28,609
2004	12.215658	12.355580	1.15%	32,074
2003	12.226769	12.215658	-0.09%	35,398
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	9.677159	10.957748	13.23%	323
2011	10.948480	9.677159	-11.61%	323
2010	9.866113	10.948480	10.97%	0
2009	7.764747	9.866113	27.06%	0
2008	14.696115	7.764747	-47.16%	0
2007	11.801629	14.696115	24.53%	0
2006	9.060896	11.801629	30.25%	0
2005	7.103840	9.060896	27.55%	0
2004	6.351013	7.103840	11.85%	0
2003	4.780758	6.351013	32.85%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	15.620773	17.683217	13.20%	1,885
2011	17.672839	15.620773	-11.61%	1,885
2010	15.928635	17.672839	1095.01%	1,557
2009	12.540930	15.928635	27.01%	2,054
2008	23.728420	12.540930	-47.15%	2,054
2007	19.054507	23.728420	24.53%	2,675
2006	14.630990	19.054507	30.23%	2,054
2005	11.473949	14.630990	27.51%	1,223
2004	10.243769	11.473949	12.01%	1,561
2003	7.727570	10.243769	32.56%	502

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.305161	8.458165	15.78%	0
2011	8.557418	7.305161	-14.63%	0
2010	8.134549	8.557418	5.20%	0
2009	6.457403	8.134549	25.97%	0
2008	11.584740	6.457403	-44.26%	0
2007	10.813290	11.584740	7.13%	689
2006*	10.000000	10.813290	8.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.059466	13.690148	13.52%	2,377
2011	12.815201	12.059466	-5.90%	2,377
2010	11.413527	12.815201	1228.08%	8,856
2009	9.160292	11.413527	24.60%	8,856
2008	14.808204	9.160292	-38.14%	14,116
2007	14.269599	14.808204	3.77%	14,116
2006	12.464792	14.269599	14.48%	14,116
2005	11.789789	12.464792	5.73%	11,931
2004	10.555870	11.789789	11.69%	68,535
2003	8.172252	10.555870	29.17%	69,494
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	756.42%	0
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	973.53%	0
2009*	10.000000	12.036988	20.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.932570	12.292258	3.01%	0
2011	11.834843	11.932570	0.83%	655
2010	11.410125	11.834843	372.23%	655
2009	10.678782	11.410125	6.85%	655
2008	11.601017	10.678782	-7.95%	655
2007	11.240282	11.601017	3.21%	655
2006	10.808627	11.240282	3.99%	655
2005	10.681004	10.808627	1.19%	678
2004	10.419761	10.681004	2.51%	18,189
2003	9.858342	10.419761	5.69%	17,106

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.303264	13.353368	8.54%	2,798
2011	12.565287	12.303264	-2.09%	3,222
2010	11.565861	12.565287	864.12%	3,367
2009	9.911326	11.565861	16.69%	3,370
2008	13.174998	9.911326	-24.77%	2,545
2007	12.731689	13.174998	3.48%	3,293
2006	11.672236	12.731689	9.08%	3,366
2005	11.311318	11.672236	3.19%	16,775
2004	10.542661	11.311318	7.29%	119,177
2003	8.965450	10.542661	17.59%	120,867
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.319077	13.726285	11.42%	2,242
2011	12.849654	12.319077	-4.13%	3,649
2010	11.626250	12.849654	1052.28%	3,730
2009	9.542030	11.626250	21.84%	3,727
2008	14.199386	9.542030	-32.80%	5,543
2007	13.658165	14.199386	3.96%	7,657
2006	12.173144	13.658165	12.20%	8,416
2005	11.606341	12.173144	4.88%	15,195
2004	10.570861	11.606341	9.80%	122,254
2003	8.521461	10.570861	24.05%	111,565
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.363931	13.083505	5.82%	1,138
2011	12.367031	12.363931	-0.03%	1,879
2010	11.634865	12.367031	629.29%	1,879
2009	10.368554	11.634865	12.21%	1,879
2008	12.460192	10.368554	-16.79%	1,879
2007	12.018192	12.460192	3.68%	1,879
2006	11.315902	12.018192	6.21%	1,879
2005	11.056083	11.315902	2.35%	1,879
2004	10.533364	11.056083	4.96%	122,078
2003	9.458089	10.533364	11.37%	115,160
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.145948	15.281794	16.25%	16,789
2011	13.727135	13.145948	-4.23%	27,015
2010	12.880774	13.727135	657.07%	36,654
2009*	10.000000	12.880774	28.81%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.927786	21.778221	15.06%	9,626
2011	19.827635	18.927786	-4.54%	9,917
2010	16.039558	19.827635	2361.71%	13,669
2009	11.974103	16.039558	33.95%	16,196
2008	19.241216	11.974103	-37.77%	17,195
2007	18.265332	19.241216	5.34%	19,928
2006	16.968499	18.265332	7.64%	26,786
2005	15.452880	16.968499	9.81%	27,349
2004	13.631684	15.452880	13.36%	24,501
2003	10.335306	13.631684	31.89%	25,271
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.287176	10.075720	-2.06%	503
2011	10.501875	10.287176	-2.04%	9,822
2010	10.721650	10.501875	-204.98%	20,421
2009	10.941452	10.721650	-2.01%	24,342
2008	10.945655	10.941452	-0.04%	70,385
2007	10.664869	10.945655	2.63%	49,428
2006	10.415600	10.664869	2.39%	27,616
2005	10.356664	10.415600	0.57%	30,399
2004	10.488319	10.356664	-1.26%	69,915
2003	10.641254	10.488319	-1.44%	98,774
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.610235	16.062989	9.94%	646
2011	14.131231	14.610235	3.39%	1,462
2010	13.045682	14.131231	832.11%	2,110
2009	10.707996	13.045682	21.83%	3,514
2008	13.217667	10.707996	-18.99%	9,035
2007	12.899216	13.217667	2.47%	9,972
2006	12.560707	12.899216	2.69%	15,173
2005	12.549283	12.560707	0.09%	15,712
2004	12.026120	12.549283	4.35%	48,561
2003	10.950902	12.026120	9.82%	53,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.026932	9.102612	13.40%	5,781
2011	9.041554	8.026932	-11.22%	5,777
2010	8.094439	9.041554	11.70%	5,771
2009	6.055886	8.094439	33.66%	11,292
2008*	10.000000	6.055886	-39.44%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.276818	14.097063	14.83%	2,199
2011	14.941092	12.276818	-17.83%	2,199
2010	14.374884	14.941092	393.89%	2,199
2009	11.303147	14.374884	27.18%	2,199
2008	21.503583	11.303147	-47.44%	3,692
2007	21.330878	21.503583	0.81%	4,198
2006	17.740610	21.330878	20.24%	6,581
2005	16.162608	17.740610	9.76%	6,853
2004	13.720758	16.162608	17.80%	2,441
2003*	10.000000	13.720758	37.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.586148	9.785137	13.96%	4,490
2011	9.027836	8.586148	-4.89%	2,820
2010	7.979063	9.027836	13.14%	2,976
2009	6.276951	7.979063	27.12%	0
2008*	10.000000	6.276951	-37.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.566242	11.038460	15.39%	48
2011	10.370720	9.566242	-7.76%	49
2010*	10.000000	10.370720	3.71%	48
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.937921	9.142537	15.18%	0
2011	8.629506	7.937921	-8.01%	0
2010	7.814020	8.629506	10.44%	0
2009	6.261242	7.814020	24.80%	0
2008*	10.000000	6.261242	-37.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	8.986549	10.113736	12.54%	18,625
2011	9.579435	8.986549	-6.19%	18,537
2010	7.711571	9.579435	24.22%	18,655
2009	6.193248	7.711571	24.52%	18,900
2008*	10.000000	6.193248	-38.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.549696	10.882378	13.96%	21,573
2011	9.980860	9.549696	-4.32%	26,508
2010	8.517404	9.980860	17.18%	27,267
2009	6.664890	8.517404	27.80%	28,416
2008*	10.000000	6.664890	-33.35%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	12.479738	13.865866	11.11%	2,940
2011	12.823545	12.479738	-2.68%	4,895
2010	10.435926	12.823545	2287.88%	5,022
2009	8.358901	10.435926	24.85%	5,300
2008	15.928039	8.358901	-47.52%	6,553
2007	14.818391	15.928039	7.49%	7,016
2006	14.657700	14.818391	1.10%	8,156
2005	13.843455	14.657700	5.88%	8,291
2004	12.461332	13.843455	11.09%	13,789
2003	9.475089	12.461332	31.52%	13,783
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	20.155678	23.777854	17.97%	3,665
2011	21.675806	20.155678	-7.01%	7,200
2010	17.478840	21.675806	2401.17%	7,920
2009	14.138322	17.478840	23.63%	8,850
2008	21.275315	14.138322	-33.55%	8,511
2007	23.331781	21.275315	-8.81%	8,971
2006	20.306904	23.331781	14.90%	15,421
2005	20.112575	20.306904	0.97%	16,503
2004	17.505231	20.112575	14.89%	11,588
2003	11.393329	17.505231	53.64%	11,211
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	19.621202	22.197379	13.13%	3,211
2011	21.210157	19.621202	-7.49%	4,095
2010	17.278718	21.210157	2275.31%	4,704
2009	13.095835	17.278718	31.94%	5,489
2008	21.631279	13.095835	-39.46%	14,053
2007	21.625478	21.631279	0.03%	15,427
2006	19.704712	21.625478	9.75%	17,107
2005	17.909807	19.704712	10.02%	17,964
2004	15.362226	17.909807	16.58%	18,534
2003	11.121852	15.362226	38.13%	18,559
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.494807	9.502951	11.87%	410
2011	8.626619	8.494807	-1.53%	1,190
2010	7.762951	8.626619	11.13%	1,733
2009	6.285199	7.762951	23.51%	1,190
2008	10.979662	6.285199	-42.76%	1,190
2007	10.362878	10.979662	5.95%	1,809
2006	9.310319	10.362878	11.31%	4,421
2005	8.846274	9.310319	5.25%	5,340
2004	8.228953	8.846274	7.50%	10,785
2003	6.588356	8.228953	24.90%	12,367

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.493346	10.766204	13.41%	14,876
2011	9.099998	9.493346	4.32%	16,177
2010	7.136313	9.099998	27.52%	16,296
2009	5.568692	7.136313	28.15%	22,996
2008*	10.000000	5.568692	-44.31%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.242058	10.385034	1.40%	0
2011	10.321841	10.242058	-0.77%	0
2010	10.288878	10.321841	32.04%	3,757
2009	9.806953	10.288878	4.91%	3,757
2008*	10.000000	9.806953	-1.93%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.487094	13.452307	17.11%	0
2011	13.391270	11.487094	-14.22%	0
2010	12.855533	13.391270	416.74%	0
2009*	10.000000	12.855533	28.56%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.759332	9.998952	2.46%	1,425
2011	9.934332	9.759332	-1.76%	1,425
2010	9.633124	9.934332	3.13%	1,425
2009	8.678151	9.633124	11.00%	1,425
2008	10.234147	8.678151	-15.20%	1,425
2007	9.973597	10.234147	2.61%	1,425
2006	9.771163	9.973597	2.07%	1,357
2005	9.833172	9.771163	-0.63%	1,197
2004	9.961375	9.833172	-1.29%	2,646
2003*	10.000000	9.961375	-0.39%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.874489	11.590605	6.59%	0
2011	11.220628	10.874489	-3.08%	0
2010	9.577069	11.220628	17.16%	0
2009	7.965140	9.577069	20.24%	0
2008	13.435723	7.965140	-40.72%	0
2007	13.648238	13.435723	-1.56%	0
2006	13.237895	13.648238	3.10%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.035204	13.082170	8.70%	0
2011	12.677102	12.035204	-5.06%	0
2010	10.534507	12.677102	2033.88%	0
2009	8.183285	10.534507	28.73%	0
2008	13.796770	8.183285	-40.69%	0
2007	13.090466	13.796770	5.40%	0
2006	11.753143	13.090466	11.38%	0
2005	11.228435	11.753143	4.67%	0
2004*	10.000000	11.228435	12.28%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	8.868096	10.114458	14.05%	0
2011	8.955185	8.868096	-0.97%	0
2010	7.172474	8.955185	24.85%	435
2009	5.521991	7.172474	29.89%	564
2008	11.069241	5.521991	-50.11%	851
2007	10.629106	11.069241	4.14%	807
2006	10.539493	10.629106	0.85%	809
2005	9.578595	10.539493	10.03%	915
2004	8.164347	9.578595	17.32%	850
2003	6.636658	8.164347	23.02%	829
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.183686	21.590576	18.74%	4,040
2011	20.236986	18.183686	-10.15%	4,072
2010	17.814380	20.236986	1359.92%	5,931
2009	13.019055	17.814380	36.83%	6,520
2008	22.225396	13.019055	-41.42%	7,420
2007	21.340637	22.225396	4.15%	8,082
2006	18.511544	21.340637	15.28%	10,126
2005	16.528020	18.511544	12.00%	10,057
2004	14.156384	16.528020	16.75%	42,814
2003*	10.000000	14.156384	41.56%	32,179
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.189271	13.289926	18.77%	1,729
2011	12.455685	11.189271	-10.17%	2,098
2010	10.965494	12.455685	1358.98%	2,098
2009	8.009483	10.965494	36.91%	2,098
2008	13.672032	8.009483	-41.42%	10,387
2007	13.130042	13.672032	4.13%	11,705
2006	11.389082	13.130042	15.29%	12,611
2005	10.171389	11.389082	11.97%	13,429
2004	8.714241	10.171389	16.72%	16,707
2003	6.220335	8.714241	40.09%	23,266
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.141601	1.42%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	9.035285	10.342737	14.47%	734
2011	9.225324	9.035285	-2.06%	1,864
2010	8.111630	9.225324	13.73%	2,528
2009	6.455455	8.111630	25.66%	3,133
2008	10.711597	6.455455	-39.73%	13,086
2007	10.473670	10.711597	2.27%	15,090
2006	9.295556	10.473670	12.67%	15,379
2005	8.954387	9.295556	3.81%	15,874
2004	8.351719	8.954387	7.22%	16,401
2003	6.728539	8.351719	24.12%	17,357

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.127862	10.548433	15.56%	0
2011	9.529363	9.127862	-4.21%	0
2010	7.883415	9.529363	20.88%	0
2009	5.866406	7.883415	34.38%	0
2008	9.633917	5.866406	-39.11%	0
2007	9.957149	9.633917	-3.25%	746
2006*	10.000000	9.957149	-0.43%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	713.01%	0
2009*	10.000000	10.815580	8.16%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.106030	11.503255	3.58%	0
2011	11.224697	11.106030	-1.06%	0
2010	10.894646	11.224697	302.95%	0
2009*	10.000000	10.894646	8.95%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.344069	14.555434	28.31%	4,977
2011	10.491378	11.344069	8.13%	4,977
2010*	10.000000	10.491378	4.91%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	10.974537	11.763771	7.19%	0
2011	10.604660	10.974537	3.49%	0
2010	10.104598	10.604660	4.95%	0
2009	9.408588	10.104598	7.40%	0
2008	10.697155	9.408588	-12.05%	0
2007	10.357423	10.697155	3.28%	0
2006*	10.000000	10.357423	3.57%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	28.336607	32.739470	15.54%	0
2011	27.027260	28.336607	4.84%	0
2010	25.142559	27.027260	749.61%	0
2009	19.713247	25.142559	27.54%	301
2008	23.671112	19.713247	-16.72%	2,166
2007	22.687213	23.671112	4.34%	2,211
2006	20.901775	22.687213	8.54%	2,247
2005	19.009151	20.901775	9.96%	2,407
2004	17.632719	19.009151	7.81%	2,407
2003	14.078556	17.632719	25.25%	2,475

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	23.395184	29.745060	27.14%	613
2011	32.162383	23.395184	-27.26%	1,147
2010	25.886642	32.162383	2424.32%	1,147
2009	12.397051	25.886642	108.81%	1,147
2008	35.938253	12.397051	-65.50%	1,943
2007	26.664251	35.938253	34.78%	2,020
2006	19.514028	26.664251	36.64%	2,077
2005	15.092033	19.514028	29.30%	2,228
2004	12.238984	15.092033	23.31%	4,297
2003	8.103520	12.238984	51.03%	4,529
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	34.079728	34.509576	1.26%	3,524
2011	41.642607	34.079728	-18.16%	289
2010	32.895991	41.642607	2658.87%	289
2009	21.318828	32.895991	54.30%	289
2008	40.401384	21.318828	-47.23%	289
2007	28.379415	40.401384	42.36%	289
2006	23.271834	28.379415	21.95%	289
2005	15.663404	23.271834	48.57%	289
2004	12.872243	15.663404	21.68%	2,320
2003	9.076418	12.872243	41.82%	2,547
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.591019	-4.09%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	10.004110	11.393680	13.89%	0
2011	10.961469	10.004110	-8.73%	0
2010	9.961087	10.961469	10.04%	0
2009	8.003656	9.961087	24.46%	0
2008	13.151565	8.003656	-39.14%	0
2007	12.212861	13.151565	7.69%	0
2006	10.967286	12.212861	11.36%	0
2005	10.295643	10.967286	6.52%	0
2004	9.584639	10.295643	7.42%	0
2003	7.249805	9.584639	32.21%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.109546	15.963906	5.65%	7,247
2011	16.168409	15.109546	-6.55%	6,282
2010	13.020541	16.168409	24.18%	6,282
2009*	10.000000	13.020541	30.21%	6,282

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	14.943503	17.330840	15.98%	0
2011	16.703707	14.943503	-10.54%	0
2010	13.477943	16.703707	2393.37%	0
2009	9.650424	13.477943	39.66%	0
2008	15.342380	9.650424	-37.10%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.081241	13.751713	5.13%	0
2011	11.956690	13.081241	9.41%	0
2010	11.618354	11.956690	291.21%	0
2009	10.767674	11.618354	7.90%	0
2008	11.176197	10.767674	-3.66%	0
2007	10.427272	11.176197	7.18%	0
2006	10.483909	10.427272	-0.54%	0
2005	10.543412	10.483909	-0.56%	0
2004	10.178146	10.543412	3.59%	10,400
2003*	10.000000	10.178146	1.78%	5,697
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	9.050902	10.166829	12.33%	0
2011	8.965612	9.050902	0.95%	0
2010	8.022810	8.965612	11.75%	0
2009	6.939169	8.022810	15.62%	0
2008	10.836164	6.939169	-35.96%	0
2007	11.077381	10.836164	-2.18%	0
2006	9.663109	11.077381	14.64%	0
2005	9.432928	9.663109	2.44%	0
2004	8.527274	9.432928	10.62%	0
2003	6.733511	8.527274	26.64%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.247997	12.809172	13.88%	0
2011	11.569037	11.247997	-2.77%	0
2010	9.909128	11.569037	16.75%	0
2009	7.789199	9.909128	27.22%	0
2008	10.517249	7.789199	-25.94%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	0
2010	12.006618	12.901996	745.74%	0
2009*	10.000000	12.006618	20.07%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	13.985180	15.846025	13.31%	0
2011	14.204636	13.985180	-1.54%	0
2010	11.530934	14.204636	2318.72%	0
2009	9.420664	11.530934	22.40%	0
2008	13.929190	9.420664	-32.37%	0
2007	14.323491	13.929190	-2.75%	0
2006	12.787130	14.323491	12.01%	0
2005	12.179584	12.787130	4.99%	0
2004	10.206952	12.179584	19.33%	0
2003	7.566849	10.206952	34.89%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	7.447279	8.163563	9.62%	0
2011	7.538748	7.447279	-1.21%	0
2010	6.706680	7.538748	12.41%	0
2009	5.121674	6.706680	30.95%	0
2008	7.978229	5.121674	-35.80%	0
2007	7.561602	7.978229	5.51%	0
2006	7.072621	7.561602	6.91%	0
2005	6.971818	7.072621	1.45%	0
2004	6.704934	6.971818	3.98%	0
2003	5.435261	6.704934	23.36%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	8.667675	9.820647	13.30%	0
2011	8.690040	8.667675	-0.26%	0
2010	7.729386	8.690040	12.43%	0
2009	6.249437	7.729386	23.68%	0
2008	10.155803	6.249437	-38.46%	0
2007	9.856846	10.155803	3.03%	0
2006	8.716741	9.856846	13.08%	0
2005	8.504178	8.716741	2.50%	0
2004	7.851143	8.504178	8.32%	0
2003	6.247385	7.851143	25.67%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	10.631310	11.493095	8.11%	0
2011	9.961116	10.631310	6.73%	0
2010	8.823129	9.961116	12.90%	0
2009	7.353512	8.823129	19.99%	0
2008	10.662306	7.353512	-31.03%	0
2007	10.167097	10.662306	4.87%	0
2006	8.915498	10.167097	14.04%	0
2005	8.724234	8.915498	2.19%	0
2004	8.483273	8.724234	2.84%	0
2003	7.151207	8.483273	18.63%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	14.695861	15.785166	7.41%	0
2011	14.676700	14.695861	0.13%	0
2010	13.816433	14.676700	622.64%	0
2009	11.718085	13.816433	17.91%	0
2008	12.910334	11.718085	-9.23%	0
2007	12.514992	12.910334	3.16%	0
2006	12.272872	12.514992	1.97%	0
2005	12.374856	12.272872	-0.82%	0
2004	12.198720	12.374856	1.44%	0
2003	11.907225	12.198720	2.45%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.682298	11.679458	9.33%	0
2011	10.942024	10.682298	-2.37%	0
2010	9.913861	10.942024	10.37%	0
2009	8.156466	9.913861	21.55%	0
2008	11.120134	8.156466	-26.65%	0
2007	10.455955	11.120134	6.35%	0
2006*	10.000000	10.455955	4.56%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.182707	11.283023	10.81%	0
2011	10.518974	10.182707	-3.20%	0
2010	9.382126	10.518974	12.12%	0
2009	7.441866	9.382126	26.07%	0
2008	11.297277	7.441866	-34.13%	0
2007	10.475826	11.297277	7.84%	0
2006*	10.000000	10.475826	4.76%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.640111	10.898317	13.05%	0
2011	10.119321	9.640111	-4.74%	0
2010	8.910551	10.119321	13.57%	0
2009	6.926459	8.910551	28.65%	0
2008	11.425874	6.926459	-39.38%	0
2007	10.495859	11.425874	8.86%	0
2006*	10.000000	10.495859	4.96%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.283384	9.518232	2.53%	0
2011	10.002226	9.283384	-7.19%	0
2010	8.574068	10.002226	16.66%	0
2009	5.934691	8.574068	44.47%	0
2008	13.296094	5.934691	-55.37%	0
2007	9.326138	13.296094	42.57%	0
2006*	10.000000	9.326138	-6.74%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	9.920354	11.380773	14.72%	0
2011	10.046430	9.920354	-1.25%	0
2010	8.916451	10.046430	12.67%	0
2009	7.004275	8.916451	27.30%	0
2008	12.487770	7.004275	-43.91%	0
2007	12.578810	12.487770	-0.72%	0
2006	10.699388	12.578810	17.57%	0
2005	10.333244	10.699388	3.54%	0
2004	9.476212	10.333244	9.04%	0
2003	7.433007	9.476212	27.49%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	8.018221	8.991213	12.13%	0
2011	8.178303	8.018221	-1.96%	0
2010	6.733667	8.178303	21.45%	0
2009	5.367319	6.733667	25.46%	0
2008	10.390708	5.367319	-48.35%	0
2007	8.366586	10.390708	24.19%	0
2006	8.006583	8.366586	4.50%	0
2005	7.738767	8.006583	3.46%	0
2004	7.654950	7.738767	1.09%	0
2003	5.888587	7.654950	30.00%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	10.947142	12.238073	11.79%	0
2011	10.758979	10.947142	1.75%	0
2010	9.658026	10.758979	11.40%	0
2009	6.861448	9.658026	40.76%	0
2008	9.352908	6.861448	-26.64%	0
2007	9.307362	9.352908	0.49%	0
2006	8.550640	9.307362	8.85%	0
2005	8.518596	8.550640	0.38%	0
2004	7.948720	8.518596	7.17%	0
2003	6.394476	7.948720	24.31%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.427944	12.764752	11.70%	0
2011	11.224034	11.427944	1.82%	0
2010	10.086630	11.224034	11.28%	0
2009	7.158124	10.086630	40.91%	0
2008	9.746231	7.158124	-26.55%	0
2007*	10.000000	9.746231	-2.54%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	12.700161	13.150047	3.54%	0
2011	12.099603	12.700161	4.96%	0
2010	11.477678	12.099603	541.86%	0
2009	10.135231	11.477678	13.25%	0
2008	10.710950	10.135231	-5.38%	0
2007	10.499745	10.710950	2.01%	0
2006	10.282213	10.499745	2.12%	0
2005	10.288147	10.282213	-0.06%	0
2004	10.073745	10.288147	2.13%	0
2003*	10.000000	10.073745	0.74%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	9.908615	11.130861	12.34%	0
2011	11.335641	9.908615	-12.59%	0
2010	8.996320	11.335641	26.00%	0
2009	6.563035	8.996320	37.08%	0
2008	11.082712	6.563035	-40.78%	0
2007	9.803474	11.082712	13.05%	0
2006*	10.000000	9.803474	-1.97%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	9.081705	10.716836	18.00%	0
2011	11.207077	9.081705	-18.96%	0
2010	10.130962	11.207077	1062.20%	0
2009	8.184488	10.130962	23.78%	0
2008	14.893482	8.184488	-45.05%	0
2007	12.981048	14.893482	14.73%	0
2006	11.241226	12.981048	15.48%	0
2005	9.650675	11.241226	16.48%	0
2004	8.686067	9.650675	11.11%	0
2003	6.195433	8.686067	40.20%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.264658	13.307007	18.13%	0
2011	13.913393	11.264658	-19.04%	0
2010	12.575496	13.913393	1063.89%	0
2009	10.155150	12.575496	23.83%	0
2008	18.483807	10.155150	-45.06%	0
2007	16.107796	18.483807	14.75%	0
2006	13.948578	16.107796	15.48%	0
2005	11.979699	13.948578	16.44%	0
2004	10.781464	11.979699	11.11%	0
2003	7.687444	10.781464	40.25%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.262402	15.257667	24.43%	0
2011	13.740839	12.262402	-10.76%	0
2010	11.099078	13.740839	2380.16%	0
2009	7.202924	11.099078	54.09%	0
2008	15.070195	7.202924	-52.20%	0
2007	14.578869	15.070195	3.37%	0
2006	12.815008	14.578869	13.76%	0
2005	12.763043	12.815008	0.41%	0
2004	11.437016	12.763043	11.59%	0
2003	7.403455	11.437016	54.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.354426	12.521814	10.28%	0
2011	11.327373	11.354426	0.24%	0
2010	10.268844	11.327373	1030.82%	0
2009	7.735514	10.268844	32.75%	0
2008	11.232890	7.735514	-31.14%	0
2007	11.059653	11.232890	1.57%	0
2006*	10.000000	11.059653	10.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.467445	10.972430	15.90%	0
2011	10.047973	9.467445	-5.78%	0
2010	8.004299	10.047973	25.53%	0
2009	6.330352	8.004299	26.44%	0
2008	9.653812	6.330352	-34.43%	0
2007	10.102516	9.653812	-4.44%	0
2006*	10.000000	10.102516	1.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
2009	6.562404	8.368173	27.52%	0
2008*	10.000000	6.562404	-34.38%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	9.921849	10.990914	10.77%	0
2011	12.044561	9.921849	-17.62%	0
2010	10.469114	12.044561	1504.85%	0
2009	6.194345	10.469114	69.01%	0
2008	13.369543	6.194345	-53.67%	0
2007	10.612336	13.369543	25.98%	0
2006*	10.000000	10.612336	6.12%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	8.877879	10.281783	15.81%	0
2011	10.152203	8.877879	-12.55%	0
2010	9.565642	10.152203	6.13%	0
2009	7.121715	9.565642	34.32%	0
2008	12.204408	7.121715	-41.65%	0
2007	10.799482	12.204408	13.01%	0
2006*	10.000000	10.799482	7.99%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.838566	16.714057	12.64%	0
2011	15.282949	14.838566	-2.91%	0
2010	13.648082	15.282949	1197.87%	0
2009	11.745902	13.648082	16.19%	0
2008	11.296695	11.745902	3.98%	0
2007	10.393609	11.296695	8.69%	0
2006*	10.000000	10.393609	3.94%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	9.854865	10.939942	11.01%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.686824	-3.13%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	19.049874	22.225107	16.67%	0
2011	20.968773	19.049874	-9.15%	0
2010	19.708466	20.968773	639.47%	0
2009	16.098843	19.708466	22.42%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.059112	9.771847	21.25%	0
2011	8.845688	8.059112	-8.89%	0
2010	8.485500	8.845688	4.24%	0
2009	5.936001	8.485500	42.95%	0
2008	10.888188	5.936001	-45.48%	0
2007	8.140610	10.888188	33.75%	0
2006	7.620090	8.140610	6.83%	0
2005	6.914774	7.620090	10.20%	0
2004	5.987242	6.914774	15.49%	0
2003	5.086420	5.987242	17.71%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.074849	4.752960	16.64%	0
2011	4.556593	4.074849	-10.57%	0
2010	3.741433	4.556593	21.79%	0
2009	2.435792	3.741433	53.60%	0
2008	4.440934	2.435792	-45.15%	0
2007	3.727828	4.440934	19.13%	0
2006	3.531163	3.727828	5.57%	0
2005	3.233225	3.531163	9.21%	0
2004	3.283989	3.233225	-1.55%	0
2003	2.290027	3.283989	43.40%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.448598	11.576847	10.80%	0
2011	15.773394	10.448598	-33.76%	0
2010	12.887263	15.773394	2239.52%	0
2009	7.351018	12.887263	75.31%	0
2008	15.719127	7.351018	-53.24%	0
2007	12.543482	15.719127	25.32%	0
2006	8.737444	12.543482	43.56%	0
2005	6.763818	8.737444	29.18%	0
2004	5.821088	6.763818	16.20%	0
2003	4.419582	5.821088	31.71%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	13.620097	16.050384	17.84%	0
2011	13.617397	13.620097	0.02%	0
2010	11.266703	13.617397	2086.41%	0
2009	9.083373	11.266703	24.04%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.331947	13.989788	13.44%	0
2011	12.654959	12.331947	-2.55%	0
2010	11.622595	12.654959	888.24%	0
2009	9.695212	11.622595	19.88%	0
2008	14.724838	9.695212	-34.16%	0
2007	13.980746	14.724838	5.32%	0
2006	11.849834	13.980746	17.98%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.281748	11.668920	13.49%	0
2011	10.691901	10.281748	-3.84%	0
2010*	10.000000	10.691901	6.92%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	5.309412	5.926472	11.62%	0
2011	5.460777	5.309412	-2.77%	0
2010	4.677503	5.460777	16.75%	0
2009	3.579656	4.677503	30.67%	0
2008	5.965717	3.579656	-40.00%	0
2007	5.097975	5.965717	17.02%	0
2006	4.904526	5.097975	3.94%	0
2005	4.703664	4.904526	4.27%	0
2004	4.442208	4.703664	5.89%	0
2003	3.418252	4.442208	29.96%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.559509	15.220447	12.25%	0
2011	13.760787	13.559509	-1.46%	0
2010	12.387847	13.760787	1108.30%	0
2009*	10.000000	12.387847	23.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.735254	11.028213	13.28%	0
2011	9.852092	9.735254	-1.19%	0
2010	8.983685	9.852092	9.67%	0
2009	7.435416	8.983685	20.82%	0
2008	10.815492	7.435416	-31.25%	0
2007	10.409468	10.815492	3.90%	0
2006*	10.000000	10.409468	4.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.900226	11.200755	2.76%	0
2011	10.530616	10.900226	3.51%	0
2010	10.148537	10.530616	376.49%	0
2009	9.243153	10.148537	9.80%	0
2008	10.475613	9.243153	-11.77%	0
2007	10.391646	10.475613	0.81%	0
2006*	10.000000	10.391646	3.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.642894	11.524943	19.52%	0
2011	10.860433	9.642894	-11.21%	0
2010	9.966894	10.860433	8.97%	0
2009	7.189544	9.966894	38.63%	0
2008	11.968200	7.189544	-39.93%	0
2007	10.690610	11.968200	11.95%	0
2006*	10.000000	10.690610	6.91%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.968657	10.307778	14.93%	0
2011	9.611252	8.968657	-6.69%	0
2010	8.306090	9.611252	15.71%	0
2009	6.113361	8.306090	35.87%	0
2008	11.194081	6.113361	-45.39%	0
2007	10.219554	11.194081	9.54%	0
2006*	10.000000	10.219554	2.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.868002	9.016676	14.60%	0
2011	8.220211	7.868002	-4.28%	0
2010	7.566033	8.220211	8.65%	0
2009	5.913455	7.566033	27.95%	0
2008	9.752934	5.913455	-39.37%	0
2007*	10.000000	9.752934	-2.47%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.333597	16.074489	12.15%	0
2011	14.101949	14.333597	1.64%	0
2010	12.729796	14.101949	1077.91%	0
2009	8.905997	12.729796	42.94%	0
2008	12.633128	8.905997	-29.50%	0
2007	12.513336	12.633128	0.96%	0
2006	11.555665	12.513336	8.29%	0
2005	11.528431	11.555665	0.24%	0
2004	10.695756	11.528431	7.79%	0
2003	8.935042	10.695756	19.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.882880	14.466680	12.29%	0
2011	12.675948	12.882880	1.63%	0
2010	11.441954	12.675948	1078.48%	0
2009	8.000530	11.441954	43.01%	0
2008	11.365871	8.000530	-29.61%	0
2007	11.254436	11.365871	0.99%	0
2006	10.393547	11.254436	8.28%	0
2005*	10.000000	10.393547	3.94%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.184717	9.491927	15.97%	0
2011	8.558961	8.184717	-4.37%	0
2010	7.551387	8.558961	13.34%	0
2009	6.000337	7.551387	25.85%	0
2008	9.727744	6.000337	-38.32%	0
2007	10.162857	9.727744	-4.28%	0
2006	8.955757	10.162857	13.48%	0
2005	8.774641	8.955757	2.06%	0
2004	7.627962	8.774641	15.03%	0
2003	5.928033	7.627962	28.68%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.492851	8.577867	14.48%	0
2011	8.659424	7.492851	-13.47%	0
2010	7.650949	8.659424	13.18%	0
2009	5.109202	7.650949	49.75%	0
2008*	10.000000	5.109202	-48.91%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	8.995753	9.819051	9.15%	0
2011	9.490110	8.995753	-5.21%	0
2010	7.843856	9.490110	20.99%	0
2009	6.091263	7.843856	28.77%	0
2008*	10.000000	6.091263	-39.09%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.965523	9.775903	9.04%	0
2011	9.466608	8.965523	-5.29%	0
2010	7.825648	9.466608	20.97%	0
2009	6.089368	7.825648	28.51%	0
2008*	10.000000	6.089368	-39.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
2008*	10.000000	6.322636	-36.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.646172	10.487632	8.72%	0
2011	9.986977	9.646172	-3.41%	0
2010	9.239626	9.986977	8.09%	0
2009	7.876573	9.239626	17.31%	0
2008*	10.000000	7.876573	-21.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.050311	10.068560	11.25%	0
2011	9.574150	9.050311	-5.47%	0
2010	8.701376	9.574150	10.03%	0
2009	7.158286	8.701376	21.56%	0
2008*	10.000000	7.158286	-28.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.361633	10.904150	5.24%	0
2011	10.436119	10.361633	-0.71%	0
2010	9.981148	10.436119	4.56%	0
2009	9.020692	9.981148	10.65%	0
2008*	10.000000	9.020692	-9.79%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.352918	10.288671	10.00%	0
2011	9.781278	9.352918	-4.38%	0
2010	8.970926	9.781278	9.03%	0
2009	7.514175	8.970926	19.39%	0
2008*	10.000000	7.514175	-24.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
2010	8.423079	9.343985	10.93%	0
2009	6.797165	8.423079	23.92%	0
2008*	10.000000	6.797165	-32.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.911812	10.677747	7.73%	0
2011	10.151402	9.911812	-2.36%	0
2010	9.509979	10.151402	6.74%	0
2009	8.254524	9.509979	15.21%	0
2008*	10.000000	8.254524	-17.45%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.422510	12.049100	5.49%	0
2011	10.945024	11.422510	4.36%	0
2010	10.442863	10.945024	480.87%	0
2009	9.805483	10.442863	6.50%	0
2008*	10.000000	9.805483	-1.95%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
2009	9.789551	11.159301	13.99%	0
2008*	10.000000	9.789551	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	18.075139	20.741327	14.75%	0
2011	23.784126	18.075139	-24.00%	0
2010	20.911238	23.784126	1373.85%	0
2009	13.078884	20.911238	59.89%	0
2008	31.631293	13.078884	-58.65%	0
2007	22.196097	31.631293	42.51%	0
2006	16.582052	22.196097	33.86%	0
2005	12.768976	16.582052	29.86%	0
2004	10.802038	12.768976	18.21%	0
2003	6.676154	10.802038	61.80%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	20.186322	23.167513	14.77%	0
2011	26.568120	20.186322	-24.02%	0
2010	23.351122	26.568120	1377.66%	0
2009	14.589664	23.351122	60.05%	0
2008	35.341831	14.589664	-58.72%	0
2007	24.805062	35.341831	42.48%	0
2006	18.541093	24.805062	33.78%	0
2005	14.275630	18.541093	29.88%	0
2004	12.075292	14.275630	18.22%	0
2003	7.465081	12.075292	61.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.096821	15.230769	0.89%	0
2011	14.376684	15.096821	5.01%	0
2010	14.014873	14.376684	258.16%	0
2009	13.940684	14.014873	0.53%	0
2008	13.219192	13.940684	5.46%	0
2007	12.602135	13.219192	4.90%	0
2006	12.455530	12.602135	1.18%	0
2005	12.319888	12.455530	1.10%	0
2004	12.186606	12.319888	1.09%	0
2003	12.203933	12.186606	-0.14%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	9.621794	10.889479	13.18%	0
2011	10.891397	9.621794	-11.66%	0
2010	9.819680	10.891397	10.91%	0
2009	7.732144	9.819680	27.00%	0
2008	14.641898	7.732144	-47.19%	0
2007	11.764115	14.641898	24.46%	0
2006	9.036698	11.764115	30.18%	0
2005	7.088478	9.036698	27.48%	0
2004	6.340503	7.088478	11.80%	0
2003	4.775268	6.340503	32.78%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	15.543841	17.587130	13.15%	0
2011	17.594772	15.543841	-11.66%	0
2010	15.866370	17.594772	1089.35%	0
2009	12.498283	15.866370	26.95%	0
2008	23.659857	12.498283	-47.18%	0
2007	19.009209	23.659857	24.47%	0
2006	14.603641	19.009209	30.17%	0
2005	11.458329	14.603641	27.45%	0
2004	10.235035	11.458329	11.95%	0
2003	7.724922	10.235035	32.49%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.284044	8.429405	15.72%	0
2011	8.537033	7.284044	-14.68%	0
2010	8.119311	8.537033	5.14%	0
2009	6.448593	8.119311	25.91%	0
2008	11.574863	6.448593	-44.29%	0
2007	10.809622	11.574863	7.08%	0
2006*	10.000000	10.809622	8.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	11.998455	13.613905	13.46%	0
2011	12.756868	11.998455	-5.95%	0
2010	11.367379	12.756868	1222.35%	0
2009	9.127916	11.367379	24.53%	0
2008	14.763434	9.127916	-38.17%	0
2007	14.233770	14.763434	3.72%	0
2006	12.439821	14.233770	14.42%	0
2005	11.772148	12.439821	5.67%	0
2004	10.545460	11.772148	11.63%	34,781
2003	8.168360	10.545460	29.10%	48,527
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.186662	13.049928	7.08%	0
2011	12.338344	12.186662	-1.23%	0
2010	11.476527	12.338344	750.94%	0
2009*	10.000000	11.476527	14.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.800099	14.065705	9.89%	0
2011	13.197581	12.800099	-3.01%	0
2010	12.032881	13.197581	967.93%	0
2009*	10.000000	12.032881	20.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.872227	12.223839	2.96%	0
2011	11.780992	11.872227	0.77%	0
2010	11.363998	11.780992	366.94%	0
2009	10.641051	11.363998	6.79%	0
2008	11.565930	10.641051	-8.00%	0
2007	11.212035	11.565930	3.16%	0
2006	10.786946	11.212035	3.94%	0
2005	10.665010	10.786946	1.14%	0
2004	10.409473	10.665010	2.45%	79,997
2003	9.853651	10.409473	5.64%	94,268

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.241032	13.279033	8.48%	0
2011	12.508109	12.241032	-2.14%	0
2010	11.519104	12.508109	858.58%	0
2009	9.876294	11.519104	16.63%	0
2008	13.135149	9.876294	-24.81%	0
2007	12.699711	13.135149	3.43%	0
2006	11.648839	12.699711	9.02%	0
2005	11.294395	11.648839	3.14%	0
2004	10.532259	11.294395	7.24%	370,513
2003	8.961185	10.532259	17.53%	389,888
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.256770	13.649868	11.37%	0
2011	12.791175	12.256770	-4.18%	0
2010	11.579252	12.791175	1046.63%	0
2009	9.508317	11.579252	21.78%	0
2008	14.156450	9.508317	-32.83%	0
2007	13.623857	14.156450	3.91%	0
2006	12.148749	13.623857	12.14%	0
2005	11.588986	12.148749	4.83%	0
2004	10.560445	11.588986	9.74%	146,534
2003	8.517407	10.560445	23.99%	150,152
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.301439	13.010715	5.77%	0
2011	12.310796	12.301439	-0.08%	0
2010	11.587882	12.310796	623.85%	0
2009	10.331947	11.587882	12.16%	0
2008	12.422545	10.331947	-16.83%	0
2007	11.988026	12.422545	3.62%	0
2006	11.293234	11.988026	6.15%	0
2005	11.039557	11.293234	2.30%	0
2004	10.522984	11.039557	4.91%	130,860
2003	9.453586	10.522984	11.31%	147,689
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.128077	15.253215	16.19%	0
2011	13.715470	13.128077	-4.28%	0
2010	12.876384	13.715470	651.65%	0
2009*	10.000000	12.876384	28.76%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.805798	21.626789	15.00%	0
2011	19.709896	18.805798	-4.59%	0
2010	15.952449	19.709896	2355.40%	0
2009	11.915159	15.952449	33.88%	0
2008	19.156302	11.915159	-37.80%	0
2007	18.194066	19.156302	5.29%	0
2006	16.910913	18.194066	7.59%	0
2005	15.408276	16.910913	9.75%	0
2004	13.599282	15.408276	13.30%	0
2003	10.315991	13.599282	31.83%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.220847	10.005629	-2.11%	0
2011	10.439472	10.220847	-2.09%	0
2010	10.663389	10.439472	-209.99%	0
2009	10.887553	10.663389	-2.06%	0
2008	10.897300	10.887553	-0.09%	0
2007	10.623206	10.897300	2.58%	0
2006	10.380196	10.623206	2.34%	0
2005	10.326717	10.380196	0.52%	0
2004	10.463331	10.326717	-1.31%	78,051
2003	10.621324	10.463331	-1.49%	165,079
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.516142	15.951367	9.89%	0
2011	14.047369	14.516142	3.34%	0
2010	12.974880	14.047369	826.59%	0
2009	10.655312	12.974880	21.77%	0
2008	13.159351	10.655312	-19.03%	0
2007	12.848901	13.159351	2.42%	0
2006	12.518094	12.848901	2.64%	0
2005	12.513070	12.518094	0.04%	0
2004	11.997543	12.513070	4.30%	34,711
2003	10.930457	11.997543	9.76%	28,810
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.011913	9.080939	13.34%	0
2011	9.029241	8.011913	-11.27%	0
2010	8.087538	9.029241	11.64%	0
2009	6.053818	8.087538	33.59%	0
2008*	10.000000	6.053818	-39.46%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.222607	14.027632	14.77%	0
2011	14.882708	12.222607	-17.87%	0
2010	14.326019	14.882708	388.59%	0
2009	11.270475	14.326019	27.11%	0
2008	21.452418	11.270475	-47.46%	0
2007	21.291051	21.452418	0.76%	0
2006	17.716509	21.291051	20.18%	0
2005	16.148871	17.716509	9.71%	0
2004	13.716090	16.148871	17.74%	0
2003*	10.000000	13.716090	37.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.570108	9.761866	13.91%	0
2011	9.015564	8.570108	-4.94%	0
2010	7.972276	9.015564	13.09%	0
2009	6.274804	7.972276	27.05%	0
2008*	10.000000	6.274804	-37.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.558087	11.023405	15.33%	0
2011	10.367168	9.558087	-7.80%	0
2010*	10.000000	10.367168	3.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.923076	9.120782	15.12%	0
2011	8.617750	7.923076	-8.06%	0
2010	7.807353	8.617750	10.38%	0
2009	6.259102	7.807353	24.74%	0
2008*	10.000000	6.259102	-37.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	8.969733	10.089645	12.49%	0
2011	9.566392	8.969733	-6.24%	0
2010	7.704994	9.566392	24.16%	0
2009	6.191135	7.704994	24.45%	0
2008*	10.000000	6.191135	-38.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.531795	10.856424	13.90%	0
2011	9.967239	9.531795	-4.37%	0
2010	8.510135	9.967239	17.12%	0
2009	6.662616	8.510135	27.73%	0
2008*	10.000000	6.662616	-33.37%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	12.399288	13.769426	11.05%	0
2011	12.747378	12.399288	-2.73%	0
2010	10.379235	12.747378	2281.62%	0
2009	8.317740	10.379235	24.78%	0
2008	15.857723	8.317740	-47.55%	0
2007	14.760544	15.857723	7.43%	0
2006	14.607915	14.760544	1.04%	0
2005	13.803450	14.607915	5.83%	0
2004	12.431672	13.803450	11.03%	0
2003	9.457357	12.431672	31.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	20.025792	23.612536	17.91%	0
2011	21.547114	20.025792	-7.06%	0
2010	17.383929	21.547114	2394.85%	0
2009	14.068725	17.383929	23.56%	0
2008	21.181424	14.068725	-33.58%	0
2007	23.240748	21.181424	-8.86%	0
2006	20.237978	23.240748	14.84%	0
2005	20.054519	20.237978	0.91%	0
2004	17.463621	20.054519	14.84%	0
2003	11.372033	17.463621	53.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	19.494691	22.042961	13.07%	0
2011	21.084151	19.494691	-7.54%	0
2010	17.184831	21.084151	2269.05%	0
2009	13.031335	17.184831	31.87%	0
2008	21.535769	13.031335	-39.49%	0
2007	21.541052	21.535769	-0.02%	0
2006	19.637782	21.541052	9.69%	0
2005	17.858063	19.637782	9.97%	0
2004	15.325664	17.858063	16.52%	0
2003	11.101037	15.325664	38.06%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.440043	9.436856	11.81%	0
2011	8.575366	8.440043	-1.58%	0
2010	7.720756	8.575366	11.07%	0
2009	6.254228	7.720756	23.45%	0
2008	10.931147	6.254228	-42.79%	0
2007	10.322396	10.931147	5.90%	0
2006	9.278688	10.322396	11.25%	0
2005	8.820712	9.278688	5.19%	0
2004	8.209369	8.820712	7.45%	0
2003	6.576030	8.209369	24.84%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.475533	10.740512	13.35%	0
2011	9.087555	9.475533	4.27%	0
2010	7.130197	9.087555	27.45%	0
2009	5.566771	7.130197	28.08%	0
2008*	10.000000	5.566771	-44.33%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.222898	10.360309	1.34%	0
2011	10.307783	10.222898	-0.82%	0
2010	10.280127	10.307783	26.90%	0
2009	9.803617	10.280127	4.86%	0
2008*	10.000000	9.803617	-1.96%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.471486	13.427157	17.05%	0
2011	13.379897	11.471486	-14.26%	0
2010	12.851162	13.379897	411.43%	0
2009*	10.000000	12.851162	28.51%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.716253	9.949728	2.40%	0
2011	9.895523	9.716253	-1.81%	0
2010	9.600383	9.895523	3.07%	0
2009	8.653074	9.600383	10.95%	0
2008	10.209798	8.653074	-15.25%	0
2007	9.954980	10.209798	2.56%	0
2006	9.757891	9.954980	2.02%	0
2005	9.824818	9.757891	-0.68%	0
2004	9.957976	9.824818	-1.34%	30,481
2003*	10.000000	9.957976	-0.42%	24,306
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.820966	11.527661	6.53%	0
2011	11.171080	10.820966	-3.13%	0
2010	9.539643	11.171080	17.10%	0
2009	7.938066	9.539643	20.18%	0
2008	13.396903	7.938066	-40.75%	0
2007	13.615795	13.396903	-1.61%	0
2006	13.213153	13.615795	3.05%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	11.988232	13.024443	8.64%	0
2011	12.634061	11.988232	-5.11%	0
2010	10.504105	12.634061	2027.74%	0
2009	8.163823	10.504105	28.67%	0
2008	13.771010	8.163823	-40.72%	0
2007	13.072738	13.771010	5.34%	0
2006	11.743204	13.072738	11.32%	0
2005	11.224655	11.743204	4.62%	0
2004*	10.000000	11.224655	12.25%	451

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	8.810960	10.044152	14.00%	0
2011	8.902031	8.810960	-1.02%	0
2010	7.133537	8.902031	24.79%	0
2009	5.494813	7.133537	29.82%	0
2008	11.020395	5.494813	-50.14%	0
2007	10.587644	11.020395	4.09%	0
2006	10.503716	10.587644	0.80%	0
2005	9.550936	10.503716	9.98%	0
2004	8.144921	9.550936	17.26%	0
2003	6.624244	8.144921	22.96%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.103419	21.484282	18.68%	0
2011	20.157937	18.103419	-10.19%	0
2010	17.753846	20.157937	1354.12%	0
2009	12.981440	17.753846	36.76%	0
2008	22.172529	12.981440	-41.45%	0
2007	21.300790	22.172529	4.09%	0
2006	18.486390	21.300790	15.22%	0
2005	16.513972	18.486390	11.94%	0
2004	14.151574	16.513972	16.69%	34,854
2003*	10.000000	14.151574	41.52%	31,802
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.122788	13.204197	18.71%	0
2011	12.388006	11.122788	-10.21%	0
2010	10.911468	12.388006	1353.20%	0
2009	7.974083	10.911468	36.84%	0
2008	13.618564	7.974083	-41.45%	0
2007	13.085416	13.618564	4.07%	0
2006	11.356156	13.085416	15.23%	0
2005	10.147146	11.356156	11.91%	0
2004	8.697915	10.147146	16.66%	0
2003	6.211849	8.697915	40.02%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.140669	1.41%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	8.977043	10.270817	14.41%	0
2011	9.170526	8.977043	-2.11%	0
2010	8.067561	9.170526	13.67%	0
2009	6.423663	8.067561	25.59%	0
2008	10.664296	6.423663	-39.76%	0
2007	10.432775	10.664296	2.22%	0
2006	9.263984	10.432775	12.62%	0
2005	8.928513	9.263984	3.76%	0
2004	8.331849	8.928513	7.16%	0
2003	6.715954	8.331849	24.06%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.101467	10.512565	15.50%	0
2011	9.506650	9.101467	-4.26%	0
2010	7.868634	9.506650	20.82%	0
2009	5.858400	7.868634	34.31%	0
2008	9.625704	5.858400	-39.14%	0
2007	9.953774	9.625704	-3.30%	0
2006*	10.000000	9.953774	-0.46%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	0
2010	10.811888	11.576880	707.55%	0
2009*	10.000000	10.811888	8.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.090916	11.481716	3.52%	0
2011	11.215134	11.090916	-1.11%	0
2010	10.890926	11.215134	297.69%	0
2009*	10.000000	10.890926	8.91%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.334453	14.535657	28.24%	0
2011	10.487823	11.334453	8.07%	0
2010*	10.000000	10.487823	4.88%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	10.942818	11.723759	7.14%	0
2011	10.579401	10.942818	3.44%	0
2010	10.085689	10.579401	4.90%	0
2009	9.395771	10.085689	7.34%	0
2008	10.688043	9.395771	-12.09%	0
2007	10.353910	10.688043	3.23%	0
2006*	10.000000	10.353910	3.54%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	28.154065	32.511918	15.48%	0
2011	26.866824	28.154065	4.79%	0
2010	25.006064	26.866824	744.12%	0
2009	19.616237	25.006064	27.48%	0
2008	23.566661	19.616237	-16.76%	0
2007	22.598697	23.566661	4.28%	0
2006	20.830834	22.598697	8.49%	0
2005	18.954277	20.830834	9.90%	0
2004	17.590800	18.954277	7.75%	0
2003	14.052254	17.590800	25.18%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	23.244444	29.538293	27.08%	0
2011	31.971478	23.244444	-27.30%	0
2010	25.746103	31.971478	2417.99%	0
2009	12.336027	25.746103	108.71%	0
2008	35.779705	12.336027	-65.52%	0
2007	26.560240	35.779705	34.71%	0
2006	19.447799	26.560240	36.57%	0
2005	15.048471	19.447799	29.23%	0
2004	12.209884	15.048471	23.25%	0
2003	8.088367	12.209884	50.96%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	33.860125	34.269654	1.21%	0
2011	41.395375	33.860125	-18.20%	0
2010	32.717365	41.395375	2652.42%	0
2009	21.213903	32.717365	54.23%	0
2008	40.223141	21.213903	-47.26%	0
2007	28.268718	40.223141	42.29%	0
2006	23.192864	28.268718	21.89%	0
2005	15.618187	23.192864	48.50%	0
2004	12.841633	15.618187	21.62%	0
2003	9.059454	12.841633	41.75%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.587752	-4.12%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	9.944695	11.320220	13.83%	0
2011	10.901917	9.944695	-8.78%	0
2010	9.912029	10.901917	9.99%	0
2009	7.968312	9.912029	24.39%	0
2008	13.100195	7.968312	-39.17%	0
2007	12.171403	13.100195	7.63%	0
2006	10.935639	12.171403	11.30%	0
2005	10.271156	10.935639	6.47%	0
2004	9.566724	10.271156	7.36%	0
2003	7.239941	9.566724	32.14%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.089024	15.934051	5.60%	0
2011	16.154674	15.089024	-6.60%	0
2010	13.016111	16.154674	24.11%	0
2009*	10.000000	13.016111	30.16%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	14.869912	17.236659	15.92%	0
2011	16.629927	14.869912	-10.58%	0
2010	13.425261	16.629927	2387.04%	0
2009	9.617617	13.425261	39.59%	0
2008	15.298059	9.617617	-37.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.023453	13.683949	5.07%	0
2011	11.909933	13.023453	9.35%	0
2010	11.578828	11.909933	285.96%	0
2009	10.736525	11.578828	7.85%	0
2008	11.149561	10.736525	-3.70%	0
2007	10.407763	11.149561	7.13%	0
2006	10.469628	10.407763	-0.59%	0
2005	10.534412	10.469628	-0.61%	0
2004	10.174656	10.534412	3.54%	0
2003*	10.000000	10.174656	1.75%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	8.992572	10.096140	12.27%	0
2011	8.912386	8.992572	0.90%	0
2010	7.979243	8.912386	11.69%	0
2009	6.905005	7.979243	15.56%	0
2008	10.788333	6.905005	-36.00%	0
2007	11.034148	10.788333	-2.23%	0
2006	9.630273	11.034148	14.58%	0
2005	9.405665	9.630273	2.39%	0
2004	8.506975	9.405665	10.56%	0
2003	6.720908	8.506975	26.57%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.215490	12.765615	13.82%	0
2011	11.541476	11.215490	-2.82%	0
2010	9.890566	11.541476	16.69%	0
2009	7.778587	9.890566	27.15%	0
2008	10.508294	7.778587	-25.98%	0
2007	10.993942	10.508294	-4.42%	0
2006*	10.000000	10.993942	9.94%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.155242	13.078684	7.60%	0
2011	12.891017	12.155242	-5.71%	0
2010	12.002530	12.891017	740.25%	0
2009*	10.000000	12.002530	20.03%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	13.916337	15.759956	13.25%	0
2011	14.141917	13.916337	-1.60%	0
2010	11.485886	14.141917	2312.43%	0
2009	9.388653	11.485886	22.34%	0
2008	13.888963	9.388653	-32.40%	0
2007	14.289469	13.888963	-2.80%	0
2006	12.763255	14.289469	11.96%	0
2005	12.163030	12.763255	4.93%	0
2004	10.198281	12.163030	19.27%	0
2003	7.564269	10.198281	34.82%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	7.399300	8.106810	9.56%	0
2011	7.493999	7.399300	-1.26%	0
2010	6.670270	7.493999	12.35%	0
2009	5.096463	6.670270	30.88%	0
2008	7.943025	5.096463	-35.84%	0
2007	7.532086	7.943025	5.46%	0
2006	7.048600	7.532086	6.86%	0
2005	6.951672	7.048600	1.39%	0
2004	6.688974	6.951672	3.93%	0
2003	5.425087	6.688974	23.30%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	8.611776	9.752317	13.24%	0
2011	8.638401	8.611776	-0.31%	0
2010	7.687382	8.638401	12.37%	0
2009	6.218655	7.687382	23.62%	0
2008	10.110963	6.218655	-38.50%	0
2007	9.818359	10.110963	2.98%	0
2006	8.687121	9.818359	13.02%	0
2005	8.479597	8.687121	2.45%	0
2004	7.832447	8.479597	8.26%	0
2003	6.235687	7.832447	25.61%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	10.562751	11.413126	8.05%	0
2011	9.901921	10.562751	6.67%	0
2010	8.775175	9.901921	12.84%	0
2009	7.317274	8.775175	19.92%	0
2008	10.615188	7.317274	-31.07%	0
2007	10.127371	10.615188	4.82%	0
2006	8.885193	10.127371	13.98%	0
2005	8.699022	8.885193	2.14%	0
2004	8.463081	8.699022	2.79%	0
2003	7.137823	8.463081	18.57%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	14.601140	15.675394	7.36%	0
2011	14.589538	14.601140	0.08%	0
2010	13.741405	14.589538	617.21%	0
2009	11.660402	13.741405	17.85%	0
2008	12.853350	11.660402	-9.28%	0
2007	12.466146	12.853350	3.11%	0
2006	12.231189	12.466146	1.92%	0
2005	12.339114	12.231189	-0.87%	0
2004	12.169693	12.339114	1.39%	0
2003	11.884957	12.169693	2.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.651392	11.639705	9.28%	0
2011	10.915928	10.651392	-2.42%	0
2010	9.895266	10.915928	10.31%	0
2009	8.145331	9.895266	21.48%	0
2008	11.110641	8.145331	-26.69%	0
2007	10.452402	11.110641	6.30%	0
2006*	10.000000	10.452402	4.52%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.153268	11.244637	10.75%	0
2011	10.493911	10.153268	-3.25%	0
2010	9.364543	10.493911	12.06%	0
2009	7.431712	9.364543	26.01%	0
2008	11.287639	7.431712	-34.16%	0
2007	10.472276	11.287639	7.79%	0
2006*	10.000000	10.472276	4.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.612260	10.861265	12.99%	0
2011	10.095231	9.612260	-4.78%	0
2010	8.893878	10.095231	13.51%	0
2009	6.917020	8.893878	28.58%	0
2008	11.416142	6.917020	-39.41%	0
2007	10.492310	11.416142	8.80%	0
2006*	10.000000	10.492310	4.92%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.256514	9.485812	2.48%	0
2011	9.978366	9.256514	-7.23%	0
2010	8.557987	9.978366	16.60%	0
2009	5.926591	8.557987	44.40%	0
2008	13.284760	5.926591	-55.39%	0
2007	9.322976	13.284760	42.49%	0
2006*	10.000000	9.322976	-6.77%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	9.856356	11.301561	14.66%	0
2011	9.986715	9.856356	-1.31%	0
2010	8.867966	9.986715	12.62%	0
2009	6.969743	8.867966	27.24%	0
2008	12.432583	6.969743	-43.94%	0
2007	12.529656	12.432583	-0.77%	0
2006	10.663017	12.529656	17.51%	0
2005	10.303367	10.663017	3.49%	0
2004	9.453639	10.303367	8.99%	0
2003	7.419096	9.453639	27.42%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	7.966454	8.928600	12.08%	0
2011	8.129654	7.966454	-2.01%	0
2010	6.697024	8.129654	21.39%	0
2009	5.340836	6.697024	25.39%	0
2008	10.344749	5.340836	-48.37%	0
2007	8.333858	10.344749	24.13%	0
2006	7.979337	8.333858	4.44%	0
2005	7.716381	7.979337	3.41%	0
2004	7.636709	7.716381	1.04%	0
2003	5.877549	7.636709	29.93%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	10.876587	12.152961	11.74%	0
2011	10.695097	10.876587	1.70%	0
2010	9.605582	10.695097	11.34%	0
2009	6.827674	9.605582	40.69%	0
2008	9.311628	6.827674	-26.68%	0
2007	9.271042	9.311628	0.44%	0
2006	8.521607	9.271042	8.79%	0
2005	8.493992	8.521607	0.33%	0
2004	7.929810	8.493992	7.11%	0
2003	6.382519	7.929810	24.24%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.400770	12.727889	11.64%	0
2011	11.203045	11.400770	1.76%	0
2010	10.072898	11.203045	11.22%	0
2009	7.152034	10.072898	40.84%	0
2008	9.742912	7.152034	-26.59%	0
2007*	10.000000	9.742912	-2.57%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	12.644074	13.085270	3.49%	0
2011	12.052304	12.644074	4.91%	0
2010	11.438654	12.052304	536.47%	0
2009	10.105926	11.438654	13.19%	0
2008	10.685432	10.105926	-5.42%	0
2007	10.480113	10.685432	1.96%	0
2006	10.268217	10.480113	2.06%	0
2005	10.279382	10.268217	-0.11%	0
2004	10.070300	10.279382	2.08%	0
2003*	10.000000	10.070300	0.70%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	9.879986	11.093038	12.28%	0
2011	11.308667	9.879986	-12.63%	0
2010	8.979490	11.308667	25.94%	0
2009	6.554095	8.979490	37.01%	0
2008	11.073276	6.554095	-40.81%	0
2007	9.800151	11.073276	12.99%	0
2006*	10.000000	9.800151	-2.00%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	9.023134	10.642284	17.94%	0
2011	11.140485	9.023134	-19.01%	0
2010	10.075911	11.140485	10.57%	0
2009	8.144178	10.075911	23.72%	0
2008	14.827724	8.144178	-45.07%	0
2007	12.930372	14.827724	14.67%	0
2006	11.203058	12.930372	15.42%	0
2005	9.622805	11.203058	16.42%	0
2004	8.665395	9.622805	11.05%	0
2003	6.183841	8.665395	40.13%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.209151	13.234666	18.07%	0
2011	13.851915	11.209151	-19.08%	0
2010	12.526319	13.851915	1058.25%	0
2009	10.120610	12.526319	23.77%	0
2008	18.430385	10.120610	-45.09%	0
2007	16.069496	18.430385	14.69%	0
2006	13.922499	16.069496	15.42%	0
2005	11.963391	13.922499	16.38%	0
2004	10.772293	11.963391	11.06%	0
2003	7.684818	10.772293	40.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.202008	15.174749	24.36%	0
2011	13.680146	12.202008	-10.80%	0
2010	11.055685	13.680146	2373.86%	0
2009	7.178428	11.055685	54.01%	0
2008	15.026637	7.178428	-52.23%	0
2007	14.544203	15.026637	3.32%	0
2006	12.791050	14.544203	13.71%	0
2005	12.745663	12.791050	0.36%	0
2004	11.427270	12.745663	11.54%	0
2003	7.400922	11.427270	54.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.321632	12.479263	10.22%	0
2011	11.300407	11.321632	0.19%	0
2010	10.249637	11.300407	1025.18%	0
2009	7.724985	10.249637	32.68%	0
2008	11.223320	7.724985	-31.17%	0
2007	11.055909	11.223320	1.51%	0
2006*	10.000000	11.055909	10.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.440061	10.935084	15.84%	0
2011	10.024027	9.440061	-5.83%	0
2010	7.989297	10.024027	25.47%	0
2009	6.321721	7.989297	26.38%	0
2008	9.645600	6.321721	-34.46%	0
2007	10.099105	9.645600	-4.49%	0
2006*	10.000000	10.099105	0.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.690646	9.807182	12.85%	0
2011	9.020303	8.690646	-3.65%	0
2010	8.361041	9.020303	7.88%	0
2009	6.560161	8.361041	27.45%	0
2008*	10.000000	6.560161	-34.40%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	9.893129	10.953492	10.72%	0
2011	12.015846	9.893129	-17.67%	0
2010	10.449492	12.015846	1498.98%	0
2009	6.185888	10.449492	68.92%	0
2008	13.358140	6.185888	-53.69%	0
2007	10.608731	13.358140	25.92%	0
2006*	10.000000	10.608731	6.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	8.852231	10.246845	15.75%	0
2011	10.128032	8.852231	-12.60%	0
2010	9.547734	10.128032	6.08%	0
2009	7.112006	9.547734	34.25%	0
2008	12.194000	7.112006	-41.68%	0
2007	10.795819	12.194000	12.95%	0
2006*	10.000000	10.795819	7.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.795710	16.657240	12.58%	0
2011	15.246578	14.795710	-2.96%	0
2010	13.622551	15.246578	1192.16%	0
2009	11.729910	13.622551	16.14%	0
2008	11.287075	11.729910	3.92%	0
2007	10.390096	11.287075	8.63%	0
2006*	10.000000	10.390096	3.90%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	9.806315	10.880461	10.95%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.683468	-3.17%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	18.943213	22.089358	16.61%	0
2011	20.862014	18.943213	-9.20%	0
2010	19.618135	20.862014	634.05%	0
2009	16.033229	19.618135	22.36%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.010134	9.707502	21.19%	0
2011	8.796429	8.010134	-8.94%	0
2010	8.442557	8.796429	4.19%	0
2009	5.908972	8.442557	42.88%	0
2008	10.844174	5.908972	-45.51%	0
2007	8.111859	10.844174	33.68%	0
2006	7.597051	8.111859	6.78%	0
2005	6.897381	7.597051	10.14%	0
2004	5.975238	6.897381	15.43%	0
2003	5.078815	5.975238	17.65%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.050083	4.721666	16.58%	0
2011	4.531216	4.050083	-10.62%	0
2010	3.722508	4.531216	21.72%	0
2009	2.424699	3.722508	53.52%	0
2008	4.422984	2.424699	-45.18%	0
2007	3.714659	4.422984	19.07%	0
2006	3.520479	3.714659	5.52%	0
2005	3.225081	3.520479	9.16%	0
2004	3.277394	3.225081	-1.60%	0
2003	2.286600	3.277394	43.33%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.385109	11.500607	10.74%	0
2011	15.685566	10.385109	-33.79%	0
2010	12.822056	15.685566	2233.27%	0
2009	7.317560	12.822056	75.22%	0
2008	15.655600	7.317560	-53.26%	0
2007	12.499202	15.655600	25.25%	0
2006	8.711032	12.499202	43.49%	0
2005	6.746806	8.711032	29.11%	0
2004	5.809420	6.746806	16.14%	0
2003	4.412971	5.809420	31.64%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	13.566941	15.979552	17.78%	0
2011	13.571163	13.566941	-0.03%	0
2010	11.234179	13.571163	2080.24%	0
2009	9.061770	11.234179	23.97%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.271241	13.913789	13.39%	0
2011	12.599085	12.271241	-2.60%	0
2010	11.577186	12.599085	882.68%	0
2009	9.662266	11.577186	19.82%	0
2008	14.682307	9.662266	-34.19%	0
2007	13.947521	14.682307	5.27%	0
2006	11.827697	13.947521	17.92%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.273024	11.653050	13.43%	0
2011	10.688282	10.273024	-3.89%	0
2010*	10.000000	10.688282	6.88%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	5.275164	5.885231	11.56%	0
2011	5.428310	5.275164	-2.82%	0
2010	4.652066	5.428310	16.69%	0
2009	3.562000	4.652066	30.60%	0
2008	5.939328	3.562000	-40.03%	0
2007	5.078044	5.939328	16.96%	0
2006	4.887844	5.078044	3.89%	0
2005	4.690047	4.887844	4.22%	0
2004	4.431602	4.690047	5.83%	0
2003	3.411839	4.431602	29.89%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.541071	15.191978	12.19%	0
2011	13.749084	13.541071	-1.51%	0
2010	12.383633	13.749084	1102.63%	0
2009*	10.000000	12.383633	23.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.707105	10.990690	13.22%	0
2011	9.828613	9.707105	-1.24%	0
2010	8.966848	9.828613	9.61%	0
2009	7.425270	8.966848	20.76%	0
2008	10.806270	7.425270	-31.29%	0
2007	10.405944	10.806270	3.85%	0
2006*	10.000000	10.405944	4.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.868716	11.162660	2.70%	0
2011	10.505524	10.868716	3.46%	0
2010	10.129525	10.505524	371.19%	0
2009	9.230548	10.129525	9.74%	0
2008	10.466687	9.230548	-11.81%	0
2007	10.388122	10.466687	0.76%	0
2006*	10.000000	10.388122	3.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.615008	11.485739	19.46%	0
2011	10.834550	9.615008	-11.26%	0
2010	9.948218	10.834550	8.91%	0
2009	7.179740	9.948218	38.56%	0
2008	11.957998	7.179740	-39.96%	0
2007	10.686985	11.957998	11.89%	0
2006*	10.000000	10.686985	6.87%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.942733	10.272722	14.87%	0
2011	9.588362	8.942733	-6.73%	0
2010	8.290539	9.588362	15.65%	0
2009	6.105029	8.290539	35.80%	0
2008	11.184549	6.105029	-45.42%	0
2007	10.216091	11.184549	9.48%	0
2006*	10.000000	10.216091	2.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.849255	8.990572	14.54%	0
2011	8.204802	7.849255	-4.33%	0
2010	7.555705	8.204802	8.59%	0
2009	5.908398	7.555705	27.88%	0
2008	9.749596	5.908398	-39.40%	0
2007*	10.000000	9.749596	-2.50%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.241263	15.962762	12.09%	0
2011	14.018235	14.241263	1.59%	0
2010	12.660695	14.018235	1072.25%	0
2009	8.862173	12.660695	42.86%	0
2008	12.577397	8.862173	-29.54%	0
2007	12.464531	12.577397	0.91%	0
2006	11.516457	12.464531	8.23%	0
2005	11.495171	11.516457	0.19%	0
2004	10.670340	11.495171	7.73%	0
2003	8.918357	10.670340	19.64%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.839101	14.410129	12.24%	0
2011	12.639318	12.839101	1.58%	0
2010	11.414715	12.639318	1072.83%	0
2009	7.985550	11.414715	42.94%	0
2008	11.350392	7.985550	-29.65%	0
2007	11.244887	11.350392	0.94%	0
2006	10.390020	11.244887	8.23%	0
2005*	10.000000	10.390020	3.90%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.131985	9.425944	15.91%	0
2011	8.508146	8.131985	-4.42%	0
2010	7.510386	8.508146	13.29%	0
2009	5.970793	7.510386	25.79%	0
2008	9.684811	5.970793	-38.35%	0
2007	10.123215	9.684811	-4.33%	0
2006	8.925360	10.123215	13.42%	0
2005	8.749300	8.925360	2.01%	0
2004	7.609813	8.749300	14.97%	0
2003	5.916952	7.609813	28.61%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.478822	8.557434	14.42%	0
2011	8.647619	7.478822	-13.52%	0
2010	7.644429	8.647619	13.12%	0
2009	5.107449	7.644429	49.67%	0
2008*	10.000000	5.107449	-48.93%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	8.978929	9.795668	9.10%	0
2011	9.477194	8.978929	-5.26%	0
2010	7.837169	9.477194	20.93%	0
2009	6.089184	7.837169	28.71%	0
2008*	10.000000	6.089184	-39.11%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.948768	9.752647	8.98%	0
2011	9.453736	8.948768	-5.34%	0
2010	7.818986	9.453736	20.91%	0
2009	6.087288	7.818986	28.45%	0
2008*	10.000000	6.087288	-39.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.234030	9.358010	13.65%	0
2011	8.987924	8.234030	-8.39%	0
2010	7.990243	8.987924	12.49%	0
2009	6.320475	7.990243	26.42%	0
2008*	10.000000	6.320475	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.628146	10.462682	8.67%	0
2011	9.973398	9.628146	-3.46%	0
2010	9.231775	9.973398	8.03%	0
2009	7.873896	9.231775	17.25%	0
2008*	10.000000	7.873896	-21.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.033388	10.044574	11.19%	0
2011	9.561116	9.033388	-5.52%	0
2010	8.693971	9.561116	9.97%	0
2009	7.155840	8.693971	21.49%	0
2008*	10.000000	7.155840	-28.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.342256	10.878184	5.18%	0
2011	10.421908	10.342256	-0.76%	0
2010	9.972650	10.421908	4.50%	0
2009	9.017623	9.972650	10.59%	0
2008*	10.000000	9.017623	-9.82%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.335399	10.264140	9.95%	0
2011	9.767952	9.335399	-4.43%	0
2010	8.963277	9.767952	8.98%	0
2009	7.511606	8.963277	19.33%	0
2008*	10.000000	7.511606	-24.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.704464	9.759166	12.12%	0
2011	9.331274	8.704464	-6.72%	0
2010	8.415919	9.331274	10.88%	0
2009	6.794850	8.415919	23.86%	0
2008*	10.000000	6.794850	-32.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.893273	10.652325	7.67%	0
2011	10.137580	9.893273	-2.41%	0
2010	9.501879	10.137580	6.69%	0
2009	8.251709	9.501879	15.15%	0
2008*	10.000000	8.251709	-17.48%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.401148	12.020409	5.43%	0
2011	10.930124	11.401148	4.31%	0
2010	10.433971	10.930124	475.52%	0
2009	9.802132	10.433971	6.45%	0
2008*	10.000000	9.802132	-1.98%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.240525	12.829222	4.81%	0
2011	11.795397	12.240525	3.77%	0
2010	11.149811	11.795397	5.79%	0
2009	9.786216	11.149811	13.93%	0
2008*	10.000000	9.786216	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	17.971587	20.611954	14.69%	0
2011	23.659935	17.971587	-24.04%	0
2010	20.812659	23.659935	1368.05%	0
2009	13.023874	20.812659	59.80%	0
2008	31.514424	13.023874	-58.67%	0
2007	22.125426	31.514424	42.44%	0
2006	16.537671	22.125426	33.79%	0
2005	12.741281	16.537671	29.80%	0
2004	10.784110	12.741281	18.15%	0
2003	6.668475	10.784110	61.72%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	20.086916	23.041631	14.71%	0
2011	26.450798	20.086916	-24.06%	0
2010	23.259856	26.450798	1371.87%	0
2009	14.540063	23.259856	59.97%	0
2008	35.239762	14.540063	-58.74%	0
2007	24.746113	35.239762	42.41%	0
2006	18.506459	24.746113	33.72%	0
2005	14.256207	18.506459	29.81%	0
2004	12.065018	14.256207	18.16%	0
2003	7.462526	12.065018	61.67%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	14.999549	15.124896	0.84%	0
2011	14.291319	14.999549	4.96%	0
2010	13.938775	14.291319	252.92%	0
2009	13.872071	13.938775	0.48%	0
2008	13.160846	13.872071	5.40%	0
2007	12.552950	13.160846	4.84%	0
2006	12.413236	12.552950	1.13%	0
2005	12.284309	12.413236	1.05%	0
2004	12.157611	12.284309	1.04%	0
2003	12.181115	12.157611	-0.19%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	9.566605	10.821470	13.12%	0
2011	10.834448	9.566605	-11.70%	0
2010	9.773315	10.834448	10.86%	0
2009	7.699580	9.773315	26.93%	0
2008	14.587716	7.699580	-47.22%	0
2007	11.726598	14.587716	24.40%	0
2006	9.012466	11.726598	30.12%	0
2005	7.073070	9.012466	27.42%	0
2004	6.329968	7.073070	11.74%	0
2003	4.769772	6.329968	32.71%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	15.467272	17.491540	13.09%	0
2011	17.517037	15.467272	-11.70%	0
2010	15.804324	17.517037	1083.70%	0
2009	12.455776	15.804324	26.88%	0
2008	23.591465	12.455776	-47.20%	0
2007	18.963987	23.591465	24.40%	0
2006	14.576313	18.963987	30.10%	0
2005	11.442705	14.576313	27.39%	0
2004	10.226299	11.442705	11.89%	0
2003	7.722271	10.226299	32.43%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.262970	8.400722	15.67%	0
2011	8.516680	7.262970	-14.72%	0
2010	8.104100	8.516680	5.09%	0
2009	6.439806	8.104100	25.84%	0
2008	11.565008	6.439806	-44.32%	0
2007	10.805966	11.565008	7.02%	0
2006*	10.000000	10.805966	8.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	11.937753	13.538112	13.41%	0
2011	12.698806	11.937753	-5.99%	0
2010	11.321413	12.698806	1216.63%	0
2009	9.095650	11.321413	24.47%	0
2008	14.718787	9.095650	-38.20%	0
2007	14.198005	14.718787	3.67%	0
2006	12.414889	14.198005	14.36%	0
2005	11.754545	12.414889	5.62%	0
2004	10.535072	11.754545	11.58%	6,062
2003	8.164471	10.535072	29.04%	2,930
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.170096	13.025523	7.03%	0
2011	12.327843	12.170096	-1.28%	0
2010	11.472614	12.327843	745.45%	0
2009*	10.000000	11.472614	14.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.782689	14.039375	9.83%	0
2011	13.186361	12.782689	-3.06%	0
2010	12.028785	13.186361	962.34%	0
2009*	10.000000	12.028785	20.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.812151	12.155751	2.91%	0
2011	11.727352	11.812151	0.72%	0
2010	11.318042	11.727352	361.64%	0
2009	10.603430	11.318042	6.74%	0
2008	11.530938	10.603430	-8.04%	0
2007	11.183860	11.530938	3.10%	0
2006	10.765318	11.183860	3.89%	0
2005	10.649052	10.765318	1.09%	0
2004	10.399210	10.649052	2.40%	15,126
2003	9.848954	10.399210	5.59%	5,850

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.179062	13.205039	8.42%	0
2011	12.451121	12.179062	-2.19%	0
2010	11.472481	12.451121	853.03%	0
2009	9.841353	11.472481	16.57%	0
2008	13.095364	9.841353	-24.85%	0
2007	12.667750	13.095364	3.38%	0
2006	11.625445	12.667750	8.97%	0
2005	11.277457	11.625445	3.09%	0
2004	10.521843	11.277457	7.18%	59,724
2003	8.956898	10.521843	17.47%	53,083
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.194727	13.573828	11.31%	0
2011	12.732914	12.194727	-4.23%	0
2010	11.532390	12.732914	1041.00%	0
2009	9.474674	11.532390	21.72%	0
2008	14.113594	9.474674	-32.87%	0
2007	13.589597	14.113594	3.86%	0
2006	12.124375	13.589597	12.08%	0
2005	11.571630	12.124375	4.78%	0
2004	10.550021	11.571630	9.68%	60,535
2003	8.513348	10.550021	23.92%	62,162
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.239203	12.938265	5.71%	0
2011	12.254755	12.239203	-0.13%	0
2010	11.541012	12.254755	618.44%	0
2009	10.295423	11.541012	12.10%	0
2008	12.384961	10.295423	-16.87%	0
2007	11.957904	12.384961	3.57%	0
2006	11.270594	11.957904	6.10%	0
2005	11.023031	11.270594	2.25%	0
2004	10.512612	11.023031	4.86%	33,156
2003	9.449094	10.512612	11.26%	33,336
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.110224	15.224667	16.13%	0
2011	13.703802	13.110224	-4.33%	0
2010	12.872007	13.703802	646.20%	0
2009*	10.000000	12.872007	28.72%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.684521	21.476319	14.94%	0
2011	19.592771	18.684521	-4.64%	0
2010	15.865734	19.592771	2349.11%	0
2009	11.856442	15.865734	33.82%	0
2008	19.071694	11.856442	-37.83%	0
2007	18.123018	19.071694	5.23%	0
2006	16.853455	18.123018	7.53%	0
2005	15.363749	16.853455	9.70%	0
2004	13.566907	15.363749	13.24%	0
2003	10.296690	13.566907	31.76%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.154909	9.935990	-2.16%	0
2011	10.377412	10.154909	-2.14%	0
2010	10.605413	10.377412	-214.99%	0
2009	10.833890	10.605413	-2.11%	0
2008	10.849130	10.833890	-0.14%	0
2007	10.581681	10.849130	2.53%	0
2006	10.344890	10.581681	2.29%	0
2005	10.296837	10.344890	0.47%	0
2004	10.438388	10.296837	-1.36%	2,478
2003	10.601417	10.438388	-1.54%	8,932
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.422527	15.840384	9.83%	0
2011	13.963887	14.422527	3.28%	0
2010	12.904361	13.963887	821.06%	0
2009	10.602815	12.904361	21.71%	0
2008	13.101219	10.602815	-19.07%	0
2007	12.798707	13.101219	2.36%	0
2006	12.475539	12.798707	2.59%	0
2005	12.476882	12.475539	-0.01%	0
2004	11.968967	12.476882	4.24%	0
2003	10.909995	11.968967	9.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	7.996931	9.059307	13.28%	0
2011	9.016945	7.996931	-11.31%	0
2010	8.080648	9.016945	11.59%	0
2009	6.051747	8.080648	33.53%	0
2008*	10.000000	6.051747	-39.48%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.168587	13.958496	14.71%	0
2011	14.824504	12.168587	-17.92%	0
2010	14.277279	14.824504	383.28%	0
2009	11.237865	14.277279	27.05%	0
2008	21.401317	11.237865	-47.49%	0
2007	21.251260	21.401317	0.71%	0
2006	17.692400	21.251260	20.12%	0
2005	16.135118	17.692400	9.65%	0
2004	13.711404	16.135118	17.68%	0
2003*	10.000000	13.711404	37.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.554070	9.738612	13.85%	0
2011	9.003287	8.554070	-4.99%	0
2010	7.965480	9.003287	13.03%	0
2009	6.272656	7.965480	26.99%	0
2008*	10.000000	6.272656	-37.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.549932	11.008359	15.27%	0
2011	10.363615	9.549932	-7.85%	0
2010*	10.000000	10.363615	3.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.908241	9.099031	15.06%	0
2011	8.606015	7.908241	-8.11%	0
2010	7.800703	8.606015	10.32%	0
2009	6.256962	7.800703	24.67%	0
2008*	10.000000	6.256962	-37.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	8.952970	10.065631	12.43%	0
2011	9.553379	8.952970	-6.28%	0
2010	7.698444	9.553379	24.09%	0
2009	6.189019	7.698444	24.39%	0
2008*	10.000000	6.189019	-38.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.513974	10.830592	13.84%	0
2011	9.953671	9.513974	-4.42%	0
2010	8.502885	9.953671	17.06%	0
2009	6.660337	8.502885	27.66%	0
2008*	10.000000	6.660337	-33.40%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	12.319318	13.673611	10.99%	0
2011	12.671628	12.319318	-2.78%	0
2010	10.322816	12.671628	2275.36%	0
2009	8.276754	10.322816	24.72%	0
2008	15.787688	8.276754	-47.57%	0
2007	14.702910	15.787688	7.38%	0
2006	14.558304	14.702910	0.99%	0
2005	13.763578	14.558304	5.77%	0
2004	12.402090	13.763578	10.98%	0
2003	9.439666	12.402090	31.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	19.896626	23.448240	17.85%	0
2011	21.419054	19.896626	-7.11%	0
2010	17.289435	21.419054	2388.52%	0
2009	13.999411	17.289435	23.50%	0
2008	21.087866	13.999411	-33.61%	0
2007	23.149986	21.087866	-8.91%	0
2006	20.169222	23.149986	14.78%	0
2005	19.996570	20.169222	0.86%	0
2004	17.422041	19.996570	14.78%	0
2003	11.350750	17.422041	53.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	19.369007	21.889639	13.01%	0
2011	20.958907	19.369007	-7.59%	0
2010	17.091472	20.958907	2262.79%	0
2009	12.967162	17.091472	31.81%	0
2008	21.440696	12.967162	-39.52%	0
2007	21.456982	21.440696	-0.08%	0
2006	19.571106	21.456982	9.64%	0
2005	17.806477	19.571106	9.91%	0
2004	15.289191	17.806477	16.46%	0
2003	11.080273	15.289191	37.99%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.385631	9.371217	11.75%	0
2011	8.524429	8.385631	-1.63%	0
2010	7.678815	8.524429	11.01%	0
2009	6.223433	7.678815	23.39%	0
2008	10.882913	6.223433	-42.81%	0
2007	10.282121	10.882913	5.84%	0
2006	9.247193	10.282121	11.19%	0
2005	8.795250	9.247193	5.14%	0
2004	8.189846	8.795250	7.39%	0
2003	6.563740	8.189846	24.77%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.457796	10.714927	13.29%	0
2011	9.075178	9.457796	4.22%	0
2010	7.124114	9.075178	27.39%	0
2009	5.564864	7.124114	28.02%	0
2008*	10.000000	5.564864	-44.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.203793	10.335646	1.29%	0
2011	10.293761	10.203793	-0.87%	0
2010	10.271377	10.293761	21.79%	0
2009	9.800278	10.271377	4.81%	0
2008*	10.000000	9.800278	-2.00%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.455869	13.402022	16.99%	0
2011	13.368509	11.455869	-14.31%	0
2010	12.846780	13.368509	406.12%	0
2009*	10.000000	12.846780	28.47%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.673326	9.900699	2.35%	0
2011	9.856827	9.673326	-1.86%	0
2010	9.567726	9.856827	3.02%	0
2009	8.628043	9.567726	10.89%	0
2008	10.185461	8.628043	-15.29%	0
2007	9.936362	10.185461	2.51%	0
2006	9.744611	9.936362	1.97%	0
2005	9.816451	9.744611	-0.73%	0
2004	9.954572	9.816451	-1.39%	0
2003*	10.000000	9.954572	-0.45%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.767643	11.464990	6.48%	0
2011	11.121712	10.767643	-3.18%	0
2010	9.502336	11.121712	17.04%	0
2009	7.911059	9.502336	20.11%	0
2008	13.358178	7.911059	-40.78%	0
2007	13.583429	13.358178	-1.66%	0
2006	13.188462	13.583429	2.99%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	11.941404	12.966932	8.59%	0
2011	12.591134	11.941404	-5.16%	0
2010	10.473749	12.591134	2021.61%	0
2009	8.144398	10.473749	28.60%	0
2008	13.745280	8.144398	-40.75%	0
2007	13.055015	13.745280	5.29%	0
2006	11.733259	13.055015	11.27%	0
2005	11.220861	11.733259	4.57%	0
2004*	10.000000	11.220861	12.21%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	8.754086	9.974214	13.94%	0
2011	8.849071	8.754086	-1.07%	0
2010	7.094721	8.849071	24.73%	0
2009	5.467711	7.094721	29.76%	0
2008	10.971677	5.467711	-50.17%	0
2007	10.546248	10.971677	4.03%	0
2006	10.467994	10.546248	0.75%	0
2005	9.523311	10.467994	9.92%	0
2004	8.125514	9.523311	17.20%	0
2003	6.611835	8.125514	22.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.023431	21.378397	18.61%	0
2011	20.079109	18.023431	-10.24%	0
2010	17.693441	20.079109	1348.33%	0
2009	12.943896	17.693441	36.69%	0
2008	22.119728	12.943896	-41.48%	0
2007	21.260992	22.119728	4.04%	0
2006	18.461250	21.260992	15.17%	0
2005	16.499905	18.461250	11.89%	0
2004	14.146751	16.499905	16.63%	3,159
2003*	10.000000	14.146751	41.47%	1,890
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.056677	13.118999	18.65%	0
2011	12.320656	11.056677	-10.26%	0
2010	10.857691	12.320656	1347.40%	0
2009	7.938848	10.857691	36.77%	0
2008	13.565349	7.938848	-41.48%	0
2007	13.040979	13.565349	4.02%	0
2006	11.323354	13.040979	15.17%	0
2005	10.122992	11.323354	11.86%	0
2004	8.681630	10.122992	16.60%	0
2003	6.203380	8.681630	39.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.139733	1.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	8.919187	10.199401	14.35%	0
2011	9.116071	8.919187	-2.16%	0
2010	8.023745	9.116071	13.61%	0
2009	6.392040	8.023745	25.53%	0
2008	10.617243	6.392040	-39.80%	0
2007	10.392082	10.617243	2.17%	0
2006	9.232535	10.392082	12.56%	0
2005	8.902729	9.232535	3.70%	0
2004	8.312026	8.902729	7.11%	0
2003	6.703398	8.312026	24.00%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.075170	10.476827	15.44%	0
2011	9.484011	9.075170	-4.31%	0
2010	7.853903	9.484011	20.76%	0
2009	5.850420	7.853903	34.25%	0
2008	9.617509	5.850420	-39.17%	0
2007	9.950401	9.617509	-3.35%	0
2006*	10.000000	9.950401	-0.50%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.271629	12.635348	2.96%	0
2011	11.567017	12.271629	6.09%	0
2010	10.808196	11.567017	702.08%	0
2009*	10.000000	10.808196	8.08%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.075823	11.460232	3.47%	0
2011	11.205585	11.075823	-1.16%	0
2010	10.887208	11.205585	292.43%	0
2009*	10.000000	10.887208	8.87%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.324843	14.515903	28.18%	0
2011	10.484270	11.324843	8.02%	0
2010*	10.000000	10.484270	4.84%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	10.911197	11.683897	7.08%	0
2011	10.554196	10.911197	3.38%	0
2010	10.066795	10.554196	4.84%	0
2009	9.382969	10.066795	7.29%	0
2008	10.678933	9.382969	-12.14%	0
2007	10.350403	10.678933	3.17%	0
2006*	10.000000	10.350403	3.50%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	27.972646	32.285889	15.42%	0
2011	26.707310	27.972646	4.74%	0
2010	24.870294	26.707310	738.64%	0
2009	19.519697	24.870294	27.41%	0
2008	23.462671	19.519697	-16.81%	0
2007	22.510535	23.462671	4.23%	0
2006	20.760127	22.510535	8.43%	0
2005	18.899558	20.760127	9.84%	0
2004	17.548980	18.899558	7.70%	0
2003	14.026010	17.548980	25.12%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	23.094476	29.332691	27.01%	0
2011	31.781417	23.094476	-27.33%	0
2010	25.606108	31.781417	2411.65%	0
2009	12.275212	25.606108	108.60%	0
2008	35.621597	12.275212	-65.54%	0
2007	26.456447	35.621597	34.64%	0
2006	19.381670	26.456447	36.50%	0
2005	15.004941	19.381670	29.17%	0
2004	12.180802	15.004941	23.19%	0
2003	8.073214	12.180802	50.88%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	33.641697	34.031152	1.16%	0
2011	41.149343	33.641697	-18.24%	0
2010	32.539518	41.149343	2645.96%	0
2009	21.109366	32.539518	54.15%	0
2008	40.045464	21.109366	-47.29%	0
2007	28.158299	40.045464	42.22%	0
2006	23.114040	28.158299	21.82%	0
2005	15.573028	23.114040	48.42%	0
2004	12.811040	15.573028	21.56%	0
2003	9.042491	12.811040	41.68%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.584479	-4.16%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	9.885595	11.247183	13.77%	0
2011	10.842657	9.885595	-8.83%	0
2010	9.863192	10.842657	9.93%	0
2009	7.933107	9.863192	24.33%	0
2008	13.048996	7.933107	-39.21%	0
2007	12.130063	13.048996	7.58%	0
2006	10.904035	12.130063	11.24%	0
2005	10.246683	10.904035	6.42%	0
2004	9.548806	10.246683	7.31%	0
2003	7.230072	9.548806	32.07%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.068503	15.904234	5.55%	0
2011	16.140929	15.068503	-6.64%	0
2010	13.011675	16.140929	24.05%	0
2009*	10.000000	13.011675	30.12%	0

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	14.796583	17.142870	15.86%	59
2011	16.556371	14.796583	-10.63%	0
2010	13.372697	16.556371	2380.73%	65
2009	9.584868	13.372697	39.52%	65
2008	15.253782	9.584868	-37.16%	65
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.965874	13.616478	5.02%	843
2011	11.863324	12.965874	9.29%	437
2010	11.539410	11.863324	280.70%	496
2009	10.705445	11.539410	7.79%	496
2008	11.122971	10.705445	-3.75%	357
2007	10.388282	11.122971	7.07%	0
2006	10.455359	10.388282	-0.64%	0
2005	10.525419	10.455359	-0.67%	0
2004	10.171166	10.525419	3.48%	7,869
2003*	10.000000	10.171166	1.71%	5,144
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	8.934558	10.025867	12.21%	497
2011	8.859392	8.934558	0.85%	497
2010	7.935854	8.859392	11.64%	497
2009	6.870977	7.935854	15.50%	497
2008	10.740675	6.870977	-36.03%	3,776
2007	10.991050	10.740675	-2.28%	3,776
2006	9.597554	10.991050	14.52%	3,776
2005	9.378483	9.597554	2.34%	4,612
2004	8.486720	9.378483	10.51%	5,493
2003	6.708323	8.486720	26.51%	15,518
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.183065	12.722191	13.76%	1,903
2011	11.513981	11.183065	-2.87%	1,903
2010	9.872041	11.513981	16.63%	1,903
2009	7.767982	9.872041	27.09%	0
2008	10.499337	7.767982	-26.01%	0
2007	10.990225	10.499337	-4.47%	0
2006*	10.000000	10.990225	9.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.138691	13.054196	7.54%	6,190
2011	12.880041	12.138691	-5.76%	5,540
2010	11.998434	12.880041	734.77%	5,774
2009*	10.000000	11.998434	19.98%	0

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	13.847724	15.674227	13.19%	67
2011	14.079367	13.847724	-1.65%	67
2010	11.440921	14.079367	2306.15%	3,866
2009	9.356682	11.440921	22.28%	4,398
2008	13.848764	9.356682	-32.44%	4,715
2007	14.255437	13.848764	-2.85%	4,760
2006	12.739348	14.255437	11.90%	5,003
2005	12.146432	12.739348	4.88%	1,137
2004	10.189578	12.146432	19.20%	1,037
2003	7.561672	10.189578	34.75%	1,096
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	7.351502	8.050318	9.51%	0
2011	7.449387	7.351502	-1.31%	0
2010	6.633946	7.449387	12.29%	1,422
2009	5.071304	6.633946	30.81%	2,008
2008	7.907868	5.071304	-35.87%	2,076
2007	7.502604	7.907868	5.40%	2,305
2006	7.024598	7.502604	6.80%	2,414
2005	6.931538	7.024598	1.34%	2,422
2004	6.673008	6.931538	3.87%	2,390
2003	5.414906	6.673008	23.23%	2,330
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	8.556201	9.684423	13.19%	9,505
2011	8.587027	8.556201	-0.36%	9,815
2010	7.645562	8.587027	12.31%	9,745
2009	6.187991	7.645562	23.55%	9,973
2008	10.066260	6.187991	-38.53%	10,397
2007	9.779977	10.066260	2.93%	13,948
2006	8.657565	9.779977	12.96%	15,376
2005	8.455066	8.657565	2.40%	15,161
2004	7.813792	8.455066	8.21%	25,104
2003	6.224012	7.813792	25.54%	28,516
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	10.494613	11.333713	8.00%	479
2011	9.843066	10.494613	6.62%	682
2010	8.727467	9.843066	12.78%	820
2009	7.281204	8.727467	19.86%	1,364
2008	10.568283	7.281204	-31.10%	1,393
2007	10.087808	10.568283	4.76%	1,209
2006	8.854989	10.087808	13.92%	1,271
2005	8.673868	8.854989	2.09%	1,287
2004	8.442921	8.673868	2.74%	1,343
2003	7.124457	8.442921	18.51%	882

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	14.506954	15.566295	7.30%	524
2011	14.502814	14.506954	0.03%	590
2010	13.666705	14.502814	611.79%	958
2009	11.602934	13.666705	17.79%	4,196
2008	12.796547	11.602934	-9.33%	5,884
2007	12.417436	12.796547	3.05%	11,559
2006	12.189609	12.417436	1.87%	14,172
2005	12.303438	12.189609	-0.93%	15,371
2004	12.140716	12.303438	1.34%	18,686
2003	11.862727	12.140716	2.34%	23,245
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.620606	11.600113	9.22%	0
2011	10.889933	10.620606	-2.47%	0
2010	9.876750	10.889933	10.26%	0
2009	8.134234	9.876750	21.42%	0
2008	11.101187	8.134234	-26.73%	0
2007	10.448873	11.101187	6.24%	0
2006*	10.000000	10.448873	4.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.123906	11.206386	10.69%	0
2011	10.468897	10.123906	-3.30%	0
2010	9.346999	10.468897	12.00%	0
2009	7.421577	9.346999	25.94%	0
2008	11.278025	7.421577	-34.19%	0
2007	10.468731	11.278025	7.73%	0
2006*	10.000000	10.468731	4.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.584450	10.824299	12.94%	0
2011	10.071160	9.584450	-4.83%	0
2010	8.877203	10.071160	13.45%	0
2009	6.907583	8.877203	28.51%	0
2008	11.406412	6.907583	-39.44%	0
2007	10.488750	11.406412	8.75%	0
2006*	10.000000	10.488750	4.89%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.229735	9.453533	2.42%	87
2011	9.954575	9.229735	-7.28%	87
2010	8.541938	9.954575	16.54%	68
2009	5.918496	8.541938	44.33%	68
2008	13.273426	5.918496	-55.41%	68
2007	9.319807	13.273426	42.42%	221
2006*	10.000000	9.319807	-6.80%	0

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	9.792796	11.222931	14.60%	4,524
2011	9.927379	9.792796	-1.36%	4,635
2010	8.819788	9.927379	12.56%	4,693
2009	6.935423	8.819788	27.17%	9,126
2008	12.377697	6.935423	-43.97%	10,941
2007	12.480760	12.377697	-0.83%	14,407
2006	10.626821	12.480760	17.45%	15,866
2005	10.273613	10.626821	3.44%	22,419
2004	9.431146	10.273613	8.93%	26,140
2003	7.405226	9.431146	27.36%	24,278
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	7.915072	8.866465	12.02%	2,015
2011	8.081337	7.915072	-2.06%	2,186
2010	6.660623	8.081337	21.33%	2,048
2009	5.314525	6.660623	25.33%	7,803
2008	10.299075	5.314525	-48.40%	8,459
2007	8.301332	10.299075	24.07%	8,870
2006	7.952242	8.301332	4.39%	8,840
2005	7.694090	7.952242	3.36%	8,852
2004	7.618533	7.694090	0.99%	17,167
2003	5.866545	7.618533	29.86%	15,817
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	10.806391	12.068349	11.68%	4,050
2011	10.631486	10.806391	1.65%	5,860
2010	9.553330	10.631486	11.29%	6,000
2009	6.793998	9.553330	40.61%	6,082
2008	9.270443	6.793998	-26.71%	6,211
2007	9.234781	9.270443	0.39%	10,012
2006	8.492610	9.234781	8.74%	13,034
2005	8.469429	8.492610	0.27%	15,133
2004	7.910922	8.469429	7.06%	17,155
2003	6.370568	7.910922	24.18%	16,625
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.373572	12.691012	11.58%	1,116
2011	11.182030	11.373572	1.71%	0
2010	10.059148	11.182030	11.16%	771
2009	7.145920	10.059148	40.77%	1,953
2008	9.739577	7.145920	-26.63%	1,363
2007*	10.000000	9.739577	-2.60%	780

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	12.588211	13.020794	3.44%	3,193
2011	12.005169	12.588211	4.86%	0
2010	11.399748	12.005169	531.08%	632
2009	10.076699	11.399748	13.13%	632
2008	10.659989	10.076699	-5.47%	0
2007	10.460531	10.659989	1.91%	0
2006	10.254255	10.460531	2.01%	0
2005	10.270637	10.254255	-0.16%	0
2004	10.066869	10.270637	2.02%	0
2003*	10.000000	10.066869	0.67%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	9.851380	11.055237	12.22%	4,726
2011	11.281679	9.851380	-12.68%	4,233
2010	8.962645	11.281679	25.87%	4,412
2009	6.545147	8.962645	36.94%	0
2008	11.063830	6.545147	-40.84%	0
2007	9.796829	11.063830	12.93%	0
2006*	10.000000	9.796829	-2.03%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	8.964905	10.568187	17.88%	2,934
2011	11.074247	8.964905	-19.05%	2,934
2010	10.021101	11.074247	10.51%	2,934
2009	8.104022	10.021101	23.66%	2,934
2008	14.762178	8.104022	-45.10%	2,934
2007	12.879820	14.762178	14.61%	3,142
2006	11.164941	12.879820	15.36%	3,142
2005	9.594958	11.164941	16.36%	3,796
2004	8.644743	9.594958	10.99%	3,992
2003	6.172254	8.644743	40.06%	4,241
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.153895	13.162665	18.01%	1,698
2011	13.790680	11.153895	-19.12%	1,790
2010	12.477310	13.790680	1052.61%	1,854
2009	10.086167	12.477310	23.71%	2,032
2008	18.377070	10.086167	-45.12%	3,533
2007	16.031254	18.377070	14.63%	5,266
2006	13.896449	16.031254	15.36%	5,402
2005	11.947091	13.896449	16.32%	5,061
2004	10.763107	11.947091	11.00%	3,728
2003	7.682181	10.763107	40.10%	4,027

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.141909	15.092274	24.30%	0
2011	13.619716	12.141909	-10.85%	0
2010	11.012465	13.619716	2367.55%	0
2009	7.154014	11.012465	53.93%	1,340
2008	14.983218	7.154014	-52.25%	1,313
2007	14.509632	14.983218	3.26%	1,266
2006	12.767144	14.509632	13.65%	1,547
2005	12.728329	12.767144	0.30%	1,569
2004	11.417557	12.728329	11.48%	1,430
2003	7.398393	11.417557	54.32%	1,569
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.288871	12.436769	10.17%	741
2011	11.273453	11.288871	0.14%	164
2010	10.230415	11.273453	1019.55%	0
2009	7.714445	10.230415	32.61%	0
2008	11.213757	7.714445	-31.21%	0
2007	11.052167	11.213757	1.46%	0
2006*	10.000000	11.052167	10.52%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.412717	10.897824	15.78%	48
2011	10.000102	9.412717	-5.87%	0
2010	7.974301	10.000102	25.40%	0
2009	6.313079	7.974301	26.31%	0
2008	9.637355	6.313079	-34.49%	0
2007	10.095671	9.637355	-4.54%	0
2006*	10.000000	10.095671	0.96%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	0
2009	6.557922	8.353912	27.39%	0
2008*	10.000000	6.557922	-34.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	9.864528	10.916226	10.66%	0
2011	11.987213	9.864528	-17.71%	0
2010	10.429904	11.987213	1493.12%	194
2009	6.177452	10.429904	68.84%	194
2008	13.346764	6.177452	-53.72%	0
2007	10.605141	13.346764	25.85%	0
2006*	10.000000	10.605141	6.05%	0

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	8.826599	10.211932	15.69%	0
2011	10.103873	8.826599	-12.64%	0
2010	9.529818	10.103873	6.02%	0
2009	7.102305	9.529818	34.18%	0
2008	12.183609	7.102305	-41.71%	0
2007	10.792161	12.183609	12.89%	0
2006*	10.000000	10.792161	7.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.752938	16.600586	12.52%	990
2011	15.210259	14.752938	-3.01%	126
2010	13.597042	15.210259	1186.45%	231
2009	11.713936	13.597042	16.08%	231
2008	11.277465	11.713936	3.87%	108
2007	10.386573	11.277465	8.58%	0
2006*	10.000000	10.386573	3.87%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012	9.757969	10.821283	10.90%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.680111	-3.20%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	18.837087	21.954356	16.55%	1,295
2011	20.755721	18.837087	-9.24%	1,452
2010	19.528147	20.755721	628.62%	1,452
2009	15.967834	19.528147	22.30%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	7.961469	9.643588	21.13%	1,332
2011	8.747446	7.961469	-8.99%	673
2010	8.399844	8.747446	4.14%	940
2009	5.882077	8.399844	42.80%	6,909
2008	10.800350	5.882077	-45.54%	6,986
2007	8.083227	10.800350	33.61%	9,000
2006	7.574085	8.083227	6.72%	10,581
2005	6.880030	7.574085	10.09%	12,415
2004	5.963253	6.880030	15.37%	13,307
2003	5.071211	5.963253	17.59%	15,233

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.025447	4.690536	16.52%	1,903
2011	4.505956	4.025447	-10.66%	1,037
2010	3.703644	4.505956	21.66%	1,037
2009	2.413657	3.703644	53.45%	1,037
2008	4.405086	2.413657	-45.21%	1,037
2007	3.701531	4.405086	19.01%	3,002
2006	3.509816	3.701531	5.46%	3,002
2005	3.216948	3.509816	9.10%	3,003
2004	3.270799	3.216948	-1.65%	4,473
2003	2.283163	3.270799	43.26%	8,684
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.321973	11.424826	10.68%	4,547
2011	15.598174	10.321973	-33.83%	1,786
2010	12.757117	15.598174	2227.04%	1,786
2009	7.284215	12.757117	75.13%	7,915
2008	15.592266	7.284215	-53.28%	7,915
2007	12.455029	15.592266	25.19%	10,161
2006	8.684672	12.455029	43.41%	11,687
2005	6.729816	8.684672	29.05%	13,100
2004	5.797749	6.729816	16.08%	13,922
2003	4.406372	5.797749	31.58%	14,452
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	13.513920	15.908951	17.72%	687
2011	13.525017	13.513920	-0.08%	2,141
2010	11.201705	13.525017	2074.07%	4,240
2009	9.040208	11.201705	23.91%	4,240
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.210767	13.838132	13.33%	0
2011	12.543393	12.210767	-2.65%	0
2010	11.531909	12.543393	877.12%	0
2009	9.629397	11.531909	19.76%	0
2008	14.639860	9.629397	-34.22%	0
2007	13.914350	14.639860	5.21%	0
2006	11.805572	13.914350	17.86%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.264305	11.637191	13.38%	164
2011	10.684664	10.264305	-3.93%	0
2010*	10.000000	10.684664	6.85%	0

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	5.241106	5.844248	11.51%	0
2011	5.396019	5.241106	-2.87%	0
2010	4.626753	5.396019	16.63%	0
2009	3.544436	4.626753	30.54%	0
2008	5.913085	3.544436	-40.06%	0
2007	5.058202	5.913085	16.90%	0
2006	4.871231	5.058202	3.84%	0
2005	4.676487	4.871231	4.16%	0
2004	4.421055	4.676487	5.78%	0
2003	3.405447	4.421055	29.82%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.522644	15.163535	12.13%	8,894
2011	13.737383	13.522644	-1.56%	9,009
2010	12.379408	13.737383	1096.96%	9,204
2009*	10.000000	12.379408	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.679028	10.953289	13.17%	17,003
2011	9.805182	9.679028	-1.29%	17,003
2010	8.950048	9.805182	9.55%	15,617
2009	7.415149	8.950048	20.70%	1,015
2008	10.797061	7.415149	-31.32%	1,015
2007	10.402421	10.797061	3.79%	496
2006*	10.000000	10.402421	4.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.837297	11.124682	2.65%	0
2011	10.480500	10.837297	3.40%	0
2010	10.110557	10.480500	365.90%	279
2009	9.217980	10.110557	9.68%	279
2008	10.457773	9.217980	-11.86%	120
2007	10.384612	10.457773	0.70%	0
2006*	10.000000	10.384612	3.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.587174	11.446637	19.40%	254
2011	10.808710	9.587174	-11.30%	86
2010	9.929560	10.808710	8.85%	0
2009	7.169940	9.929560	38.49%	0
2008	11.947796	7.169940	-39.99%	0
2007	10.683364	11.947796	11.84%	1,202
2006*	10.000000	10.683364	6.83%	0

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.916863	10.237758	14.81%	0
2011	9.565490	8.916863	-6.78%	0
2010	8.274989	9.565490	15.60%	0
2009	6.096694	8.274989	35.73%	0
2008	11.175007	6.096694	-45.44%	0
2007	10.212629	11.175007	9.42%	0
2006*	10.000000	10.212629	2.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.830551	8.964552	14.48%	113
2011	8.189432	7.830551	-4.38%	223
2010	7.545396	8.189432	8.54%	0
2009	5.903354	7.545396	27.82%	0
2008	9.746269	5.903354	-39.43%	0
2007*	10.000000	9.746269	-2.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	14.149413	15.851675	12.03%	568
2011	13.934927	14.149413	1.54%	662
2010	12.591881	13.934927	1066.60%	759
2009	8.818504	12.591881	42.79%	816
2008	12.521823	8.818504	-29.57%	906
2007	12.415842	12.521823	0.85%	1,450
2006	11.477315	12.415842	8.18%	1,523
2005	11.461933	11.477315	0.13%	2,428
2004	10.644927	11.461933	7.68%	2,824
2003	8.901664	10.644927	19.58%	6,487
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.795478	14.353819	12.18%	117
2011	12.602795	12.795478	1.53%	118
2010	11.387549	12.602795	1067.17%	119
2009	7.970615	11.387549	42.87%	121
2008	11.334958	7.970615	-29.68%	136
2007	11.235365	11.334958	0.89%	131
2006	10.386510	11.235365	8.17%	132
2005*	10.000000	10.386510	3.87%	131
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	8.079473	9.360271	15.85%	418
2011	8.457532	8.079473	-4.47%	418
2010	7.469516	8.457532	13.23%	418
2009	5.941349	7.469516	25.72%	418
2008	9.641992	5.941349	-38.38%	849
2007	10.083630	9.641992	-4.38%	6,615
2006	8.895000	10.083630	13.36%	8,641
2005	8.723996	8.895000	1.96%	10,297
2004	7.591688	8.723996	14.92%	1,945
2003	5.905872	7.591688	28.54%	374

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.464812	8.537027	14.36%	379
2011	8.635830	7.464812	-13.56%	2,194
2010	7.637902	8.635830	13.07%	2,575
2009	5.105704	7.637902	49.60%	3,298
2008*	10.000000	5.105704	-48.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	8.962109	9.772315	9.04%	0
2011	9.464268	8.962109	-5.31%	0
2010	7.830477	9.464268	20.86%	0
2009	6.087100	7.830477	28.64%	0
2008*	10.000000	6.087100	-39.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.931994	9.729364	8.93%	0
2011	9.440831	8.931994	-5.39%	0
2010	7.812308	9.440831	20.85%	0
2009	6.085201	7.812308	28.38%	0
2008*	10.000000	6.085201	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
2009	6.318315	7.983421	26.35%	0
2008*	10.000000	6.318315	-36.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.610103	10.437720	8.61%	0
2011	9.959791	9.610103	-3.51%	0
2010	9.223900	9.959791	7.98%	0
2009	7.871204	9.223900	17.19%	0
2008*	10.000000	7.871204	-21.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.016475	10.020638	11.14%	0
2011	9.548087	9.016475	-5.57%	0
2010	8.686563	9.548087	9.92%	0
2009	7.153399	8.686563	21.43%	0
2008*	10.000000	7.153399	-28.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.322914	10.852280	5.13%	0
2011	10.407724	10.322914	-0.81%	0
2010	9.964165	10.407724	4.45%	0
2009	9.014543	9.964165	10.53%	0
2008*	10.000000	9.014543	-9.85%	0

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.317957	10.239715	9.89%	0
2011	9.754667	9.317957	-4.48%	0
2010	8.955653	9.754667	8.92%	0
2009	7.509050	8.955653	19.26%	0
2008*	10.000000	7.509050	-24.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	0
2009	6.792527	8.408744	23.79%	0
2008*	10.000000	6.792527	-32.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
2009	8.248893	9.493792	15.09%	0
2008*	10.000000	8.248893	-17.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.379838	11.991797	5.38%	0
2011	10.915246	11.379838	4.26%	0
2010	10.425092	10.915246	470.17%	0
2009	9.798799	10.425092	6.39%	0
2008*	10.000000	9.798799	-2.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.217619	12.798656	4.76%	39
2011	11.779323	12.217619	3.72%	526
2010	11.140309	11.779323	5.74%	656
2009	9.782878	11.140309	13.88%	656
2008*	10.000000	9.782878	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	17.868542	20.483275	14.63%	0
2011	23.536301	17.868542	-24.08%	0
2010	20.714473	23.536301	1362.25%	0
2009	12.969062	20.714473	59.72%	0
2008	31.397914	12.969062	-58.69%	0
2007	22.054946	31.397914	42.36%	0
2006	16.493390	22.054946	33.72%	0
2005	12.713638	16.493390	29.73%	0
2004	10.766220	12.713638	18.09%	0
2003	6.660810	10.766220	61.64%	0

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	19.987875	22.916265	14.65%	37
2011	26.333821	19.987875	-24.10%	1,053
2010	23.168812	26.333821	1366.06%	2,273
2009	14.490549	23.168812	59.89%	2,273
2008	35.137800	14.490549	-58.76%	2,398
2007	24.687179	35.137800	42.33%	3,751
2006	18.471789	24.687179	33.65%	3,652
2005	14.236749	18.471789	29.75%	2,468
2004	12.054715	14.236749	18.10%	208
2003	7.459964	12.054715	61.59%	73
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	14.902812	15.019657	0.78%	3,517
2011	14.206388	14.902812	4.90%	2,568
2010	13.863022	14.206388	247.68%	3,187
2009	13.803730	13.863022	0.43%	4,214
2008	13.102704	13.803730	5.35%	3,971
2007	12.503923	13.102704	4.79%	5,144
2006	12.371062	12.503923	1.07%	5,603
2005	12.248814	12.371062	1.00%	6,487
2004	12.128686	12.248814	0.99%	6,635
2003	12.158343	12.128686	-0.24%	15,186
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	9.511775	10.753942	13.06%	325
2011	10.777854	9.511775	-11.75%	325
2010	9.727222	10.777854	10.80%	0
2009	7.667186	9.727222	26.87%	0
2008	14.533790	7.667186	-47.25%	0
2007	11.689259	14.533790	24.33%	0
2006	8.988342	11.689259	30.05%	0
2005	7.057732	8.988342	27.35%	0
2004	6.319464	7.057732	11.68%	0
2003	4.764292	6.319464	32.64%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	15.391020	17.396394	13.03%	1,368
2011	17.439588	15.391020	-11.75%	1,368
2010	15.742482	17.439588	1078.04%	2,931
2009	12.413380	15.742482	26.82%	2,931
2008	23.523222	12.413380	-47.23%	2,931
2007	18.918849	23.523222	24.34%	5,316
2006	14.549040	18.918849	30.04%	4,067
2005	11.427124	14.549040	27.32%	0
2004	10.217597	11.427124	11.84%	0
2003	7.719631	10.217597	32.36%	0

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.241943	8.372107	15.61%	0
2011	8.496374	7.241943	-14.76%	0
2010	8.088902	8.496374	5.04%	0
2009	6.431015	8.088902	25.78%	0
2008	11.555148	6.431015	-44.35%	348
2007	10.802306	11.555148	6.97%	348
2006*	10.000000	10.802306	8.02%	348
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	11.877297	13.462653	13.35%	7,781
2011	12.640935	11.877297	-6.04%	7,781
2010	11.275573	12.640935	1210.90%	7,781
2009	9.063460	11.275573	24.41%	7,781
2008	14.674212	9.063460	-38.24%	7,781
2007	14.162292	14.674212	3.61%	15,009
2006	12.389980	14.162292	14.30%	7,781
2005	11.736943	12.389980	5.56%	7,782
2004	10.524667	11.736943	11.52%	65,682
2003	8.160577	10.524667	28.97%	45,921
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.153512	13.001097	6.97%	0
2011	12.317334	12.153512	-1.33%	0
2010	11.468700	12.317334	739.96%	0
2009*	10.000000	11.468700	14.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	956.74%	0
2009*	10.000000	12.024686	20.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.752368	12.088038	2.86%	37,410
2011	11.673957	11.752368	0.67%	37,410
2010	11.272269	11.673957	356.35%	37,410
2009	10.565944	11.272269	6.68%	0
2008	11.496047	10.565944	-8.09%	0
2007	11.155745	11.496047	3.05%	0
2006	10.743737	11.155745	3.83%	0
2005	10.633118	10.743737	1.04%	0
2004	10.388956	10.633118	2.35%	35,311
2003	9.844280	10.388956	5.53%	38,879

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.117394	13.131451	8.37%	0
2011	12.394401	12.117394	-2.23%	0
2010	11.426058	12.394401	847.49%	0
2009	9.806543	11.426058	16.51%	0
2008	13.055741	9.806543	-24.89%	7,561
2007	12.635905	13.055741	3.32%	0
2006	11.602141	12.635905	8.91%	6,923
2005	11.260586	11.602141	3.03%	6,923
2004	10.511469	11.260586	7.13%	291,561
2003	8.952638	10.511469	17.41%	280,231
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.133016	13.498218	11.25%	0
2011	12.674949	12.133016	-4.28%	0
2010	11.485760	12.674949	1035.36%	0
2009	9.441190	11.485760	21.66%	29,706
2008	14.070907	9.441190	-32.90%	30,292
2007	13.555454	14.070907	3.80%	32,031
2006	12.100071	13.555454	12.03%	30,022
2005	11.554315	12.100071	4.72%	40,423
2004	10.539613	11.554315	9.63%	185,981
2003	8.509285	10.539613	23.86%	235,385
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.177236	12.866162	5.66%	0
2011	12.198921	12.177236	-0.18%	0
2010	11.494305	12.198921	613.01%	0
2009	10.258994	11.494305	12.04%	0
2008	12.347458	10.258994	-16.91%	0
2007	11.927822	12.347458	3.52%	0
2006	11.247978	11.927822	6.04%	0
2005	11.006534	11.247978	2.19%	0
2004	10.502231	11.006534	4.80%	160,779
2003	9.444587	10.502231	11.20%	178,115
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.092386	15.196167	16.07%	14,509
2011	13.692136	13.092386	-4.38%	16,771
2010	12.867621	13.692136	640.77%	20,066
2009*	10.000000	12.867621	28.68%	0

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.563976	21.326835	14.88%	4,324
2011	19.476305	18.563976	-4.68%	4,324
2010	15.779485	19.476305	2342.80%	6,010
2009	11.798022	15.779485	33.75%	9,038
2008	18.987431	11.798022	-37.86%	9,165
2007	18.052218	18.987431	5.18%	12,803
2006	16.796167	18.052218	7.48%	13,016
2005	15.319315	16.796167	9.64%	11,491
2004	13.534578	15.319315	13.19%	12,716
2003	10.277402	13.534578	31.69%	13,281
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.089373	9.866813	-2.21%	5,509
2011	10.315697	10.089373	-2.19%	5,415
2010	10.547730	10.315697	-219.98%	8,591
2009	10.780474	10.547730	-2.16%	46,129
2008	10.801157	10.780474	-0.19%	62,424
2007	10.540307	10.801157	2.47%	10,355
2006	10.309696	10.540307	2.24%	36,171
2005	10.267038	10.309696	0.42%	34,027
2004	10.413500	10.267038	-1.41%	45,178
2003	10.581548	10.413500	-1.59%	59,044
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.329551	15.730200	9.77%	1,004
2011	13.880944	14.329551	3.23%	260
2010	12.834262	13.880944	815.54%	989
2009	10.550599	12.834262	21.64%	3,960
2008	13.043358	10.550599	-19.11%	4,079
2007	12.748732	13.043358	2.31%	4,180
2006	12.433153	12.748732	2.54%	4,047
2005	12.440836	12.433153	-0.06%	3,799
2004	11.940484	12.440836	4.19%	42,307
2003	10.889602	11.940484	9.65%	42,667
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	7.981961	9.037720	13.23%	3,563
2011	9.004665	7.981961	-11.36%	3,563
2010	8.073761	9.004665	11.53%	3,563
2009	6.049680	8.073761	33.46%	6,718
2008*	10.000000	6.049680	-39.50%	0

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.114798	13.889668	14.65%	1,486
2011	14.766524	12.114798	-17.96%	2,588
2010	14.228697	14.766524	377.99%	2,588
2009	11.205365	14.228697	26.98%	2,588
2008	21.350365	11.205365	-47.52%	2,588
2007	21.211573	21.350365	0.65%	2,956
2006	17.668354	21.211573	20.05%	3,041
2005	16.121390	17.668354	9.60%	3,179
2004	13.706741	16.121390	17.62%	2,303
2003*	10.000000	13.706741	37.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.538057	9.715408	13.79%	2,693
2011	8.991007	8.538057	-5.04%	2,693
2010	7.958679	8.991007	12.97%	2,990
2009	6.270513	7.958679	26.92%	591
2008*	10.000000	6.270513	-37.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.541790	10.993343	15.21%	128
2011	10.360058	9.541790	-7.90%	0
2010*	10.000000	10.360058	3.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.893419	9.077336	15.00%	0
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
2009	6.254822	7.794044	24.61%	0
2008*	10.000000	6.254822	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	8.936213	10.041657	12.37%	16,469
2011	9.540351	8.936213	-6.33%	16,528
2010	7.691865	9.540351	24.03%	16,586
2009	6.186904	7.691865	24.32%	18,159
2008*	10.000000	6.186904	-38.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.496154	10.804765	13.78%	2,459
2011	9.940108	9.496154	-4.47%	2,896
2010	8.495635	9.940108	17.00%	2,790
2009	6.658061	8.495635	27.60%	3,321
2008*	10.000000	6.658061	-33.42%	0

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	12.239809	13.578402	10.94%	2,980
2011	12.596266	12.239809	-2.83%	3,002
2010	10.266672	12.596266	2269.08%	3,237
2009	8.235950	10.266672	24.66%	4,119
2008	15.717907	8.235950	-47.60%	4,076
2007	14.645439	15.717907	7.32%	5,144
2006	14.508796	14.645439	0.94%	5,817
2005	13.723755	14.508796	5.72%	6,332
2004	12.372523	13.723755	10.92%	7,461
2003	9.421976	12.372523	31.32%	7,498
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	19.768284	23.285056	17.79%	3,394
2011	21.291755	19.768284	-7.16%	3,534
2010	17.195450	21.291755	2382.20%	4,067
2009	13.930430	17.195450	23.44%	4,384
2008	20.994710	13.930430	-33.65%	4,359
2007	23.059585	20.994710	-8.95%	7,636
2006	20.100696	23.059585	14.72%	8,066
2005	19.938786	20.100696	0.81%	11,244
2004	17.380579	19.938786	14.72%	17,952
2003	11.329505	17.380579	53.41%	16,495
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	19.244030	21.737266	12.96%	400
2011	20.834303	19.244030	-7.63%	400
2010	16.998540	20.834303	2256.52%	400
2009	12.903236	16.998540	31.74%	1,121
2008	21.345940	12.903236	-39.55%	2,404
2007	21.373134	21.345940	-0.13%	3,708
2006	19.504567	21.373134	9.58%	3,756
2005	17.754986	19.504567	9.85%	4,176
2004	15.252779	17.754986	16.40%	3,484
2003	11.059519	15.252779	37.92%	7,114
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	8.331552	9.306013	11.70%	1,017
2011	8.473768	8.331552	-1.68%	3,303
2010	7.637082	8.473768	10.96%	6,549
2009	6.192790	7.637082	23.32%	1,126
2008	10.834878	6.192790	-42.84%	1,126
2007	10.241994	10.834878	5.79%	2,466
2006	9.215792	10.241994	11.14%	2,466
2005	8.769845	9.215792	5.09%	2,466
2004	8.170362	8.769845	7.34%	5,093
2003	6.551449	8.170362	24.71%	5,093

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.440062	10.689351	13.23%	10,677
2011	9.062776	9.440062	4.16%	10,801
2010	7.118002	9.062776	27.32%	10,944
2009	5.562940	7.118002	27.95%	7,401
2008*	10.000000	5.562940	-44.37%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	0
2010	10.262637	10.279747	16.67%	227
2009	9.796941	10.262637	4.75%	227
2008*	10.000000	9.796941	-2.03%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.440266	13.376906	16.93%	134
2011	13.357126	11.440266	-14.35%	134
2010	12.842401	13.357126	400.80%	0
2009*	10.000000	12.842401	28.42%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.630564	9.851884	2.30%	0
2011	9.818249	9.630564	-1.91%	0
2010	9.535164	9.818249	2.97%	0
2009	8.603081	9.535164	10.83%	0
2008	10.161177	8.603081	-15.33%	0
2007	9.917761	10.161177	2.45%	0
2006	9.731335	9.917761	1.92%	0
2005	9.808073	9.731335	-0.78%	0
2004	9.951175	9.808073	-1.44%	6,351
2003*	10.000000	9.951175	-0.49%	1,653
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.714572	11.402633	6.42%	0
2011	11.072533	10.714572	-3.23%	0
2010	9.465140	11.072533	16.98%	0
2009	7.884137	9.465140	20.05%	0
2008	13.319541	7.884137	-40.81%	0
2007	13.551102	13.319541	-1.71%	0
2006	13.163790	13.551102	2.94%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	11.894743	12.909635	8.53%	0
2011	12.548331	11.894743	-5.21%	0
2010	10.443480	12.548331	2015.47%	0
2009	8.125014	10.443480	28.53%	0
2008	13.719597	8.125014	-40.78%	0
2007	13.037326	13.719597	5.23%	0
2006	11.723327	13.037326	11.21%	0
2005	11.217069	11.723327	4.51%	0
2004*	10.000000	11.217069	12.17%	154

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	8.697605	9.904772	13.88%	3,778
2011	8.796462	8.697605	-1.12%	3,847
2010	7.056151	8.796462	24.66%	3,899
2009	5.440766	7.056151	29.69%	3,899
2008	10.923198	5.440766	-50.19%	7,265
2007	10.505043	10.923198	3.98%	8,802
2006	10.432419	10.505043	0.70%	8,802
2005	9.495781	10.432419	9.86%	10,225
2004	8.106165	9.495781	17.14%	10,605
2003	6.599464	8.106165	22.83%	10,607
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	17.943788	21.273037	18.55%	613
2011	20.000580	17.943788	-10.28%	614
2010	17.633242	20.000580	1342.54%	1,257
2009	12.906444	17.633242	36.62%	1,438
2008	22.067035	12.906444	-41.51%	1,473
2007	21.221247	22.067035	3.99%	1,320
2006	18.436138	21.221247	15.11%	2,604
2005	16.485857	18.436138	11.83%	1,363
2004	14.141920	16.485857	16.57%	32,664
2003*	10.000000	14.141920	41.42%	29,464
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	10.990958	13.034339	18.59%	1,257
2011	12.253678	10.990958	-10.30%	1,264
2010	10.804180	12.253678	1341.61%	1,427
2009	7.903754	10.804180	36.70%	1,432
2008	13.512292	7.903754	-41.51%	2,587
2007	12.996648	13.512292	3.97%	3,425
2006	11.290616	12.996648	15.11%	3,787
2005	10.098870	11.290616	11.80%	3,795
2004	8.665362	10.098870	16.54%	5,551
2003	6.194920	8.665362	39.88%	5,848
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.138795	1.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	8.861612	10.128385	14.30%	3,941
2011	9.061844	8.861612	-2.21%	3,941
2010	7.980089	9.061844	13.56%	3,941
2009	6.360525	7.980089	25.46%	8,100
2008	10.570308	6.360525	-39.83%	8,100
2007	10.351457	10.570308	2.11%	8,401
2006	9.201145	10.351457	12.50%	9,013
2005	8.876997	9.201145	3.65%	12,189
2004	8.292232	8.876997	7.05%	20,587
2003	6.690842	8.292232	23.93%	28,321

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.048894	10.441140	15.39%	0
2011	9.461389	9.048894	-4.36%	0
2010	7.839168	9.461389	20.69%	0
2009	5.842436	7.839168	34.18%	0
2008	9.609304	5.842436	-39.20%	0
2007	9.947032	9.609304	-3.40%	0
2006*	10.000000	9.947032	-0.53%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	0
2010	10.804504	11.557154	696.61%	0
2009*	10.000000	10.804504	8.05%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.060744	11.438755	3.42%	12,701
2011	11.196028	11.060744	-1.21%	14,412
2010	10.883488	11.196028	287.17%	14,617
2009*	10.000000	10.883488	8.83%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	0
2010*	10.000000	10.480715	4.81%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	10.879674	11.644177	7.03%	0
2011	10.529078	10.879674	3.33%	0
2010	10.047962	10.529078	4.79%	0
2009	9.370189	10.047962	7.23%	0
2008	10.669846	9.370189	-12.18%	0
2007	10.346901	10.669846	3.12%	0
2006*	10.000000	10.346901	3.47%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	27.792230	32.061221	15.36%	0
2011	26.548586	27.792230	4.68%	0
2010	24.735120	26.548586	733.15%	0
2009	19.423520	24.735120	27.35%	0
2008	23.359018	19.423520	-16.85%	0
2007	22.422608	23.359018	4.18%	1,579
2006	20.689585	22.422608	8.38%	1,579
2005	18.844947	20.689585	9.79%	1,579
2004	17.507218	18.844947	7.64%	1,579
2003	13.999772	17.507218	25.05%	2,569

Maximum Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	22.945511	29.128592	26.95%	941
2011	31.592570	22.945511	-27.37%	941
2010	25.466956	31.592570	2405.32%	1,061
2009	12.214727	25.466956	108.49%	1,061
2008	35.464292	12.214727	-65.56%	1,061
2007	26.353137	35.464292	34.57%	1,061
2006	19.315823	26.353137	36.43%	1,061
2005	14.961568	19.315823	29.10%	1,060
2004	12.151788	14.961568	23.12%	1,060
2003	8.058096	12.151788	50.80%	1,060
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	33.424769	33.794379	1.11%	290
2011	40.904887	33.424769	-18.29%	0
2010	32.362732	40.904887	2639.50%	116
2009	21.005424	32.362732	54.07%	116
2008	39.868718	21.005424	-47.31%	116
2007	28.048427	39.868718	42.14%	116
2006	23.035585	28.048427	21.76%	116
2005	15.528066	23.035585	48.35%	116
2004	12.780575	15.528066	21.50%	116
2003	9.025587	12.780575	41.60%	116
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.581217	-4.19%	575
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	9.826804	11.174565	13.72%	0
2011	10.783677	9.826804	-8.87%	0
2010	9.814546	10.783677	9.87%	0
2009	7.898012	9.814546	24.27%	0
2008	12.997934	7.898012	-39.24%	0
2007	12.088802	12.997934	7.52%	0
2006	10.872485	12.088802	11.19%	0
2005	10.222262	10.872485	6.36%	0
2004	9.530925	10.222262	7.25%	0
2003	7.220212	9.530925	32.00%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.047983	15.874440	5.49%	0
2011	16.127184	15.047983	-6.69%	0
2010	13.007237	16.127184	23.99%	0
2009*	10.000000	13.007237	30.07%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2,233 shares (cost $22,615)	$23,444
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
63,096 shares (cost $396,156)	435,360
Sterling Capital Select Equity VIF (BBGI)
84,106 shares (cost $703,292)	759,473
Global Allocation V.I. Fund - Class III (MLVGA3)
2,614,487 shares (cost $36,752,138)	37,491,751
Stock Index Fund, Inc. - Initial Shares (DSIF)
9,044,990 shares (cost $253,304,357)	288,173,380
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,107,787 shares (cost $28,333,797)	36,822,855
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2,056 shares (cost $52,033)	67,885
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
209 shares (cost $2,117)	2,169
VA International Equity Fund (HVIE)
6,617 shares (cost $91,619)	94,161
VA Situs Fund (HVSIT)
36,298 shares (cost $607,082)	660,978
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
983 shares (cost $12,267)	12,364
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
313,078 shares (cost $1,237,790)	1,224,133
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,849,261 shares (cost $11,107,519)	15,108,463
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2,740 shares (cost $72,629)	77,878
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2,255,094 shares (cost $81,282,281)	90,835,179
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
4,599,098 shares (cost $23,164,780)	28,330,443
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2,508,985 shares (cost $102,254,410)	92,907,716
Investors Growth Stock Series - Service Class (MIGSC)
13,847 shares (cost $131,263)	165,197
Mid Cap Growth Series - Service Class (MMCGSC)
176,881 shares (cost $1,034,343)	1,128,503
New Discovery Series - Service Class (MNDSC)
92,008 shares (cost $1,378,349)	1,381,039
Value Series - Service Class (MVFSC)
2,323,276 shares (cost $27,967,442)	33,036,981
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
438,334 shares (cost $6,780,347)	7,513,053
Core Plus Fixed Income Portfolio - Class I (MSVFI)
242,957 shares (cost $2,501,712)	2,585,060
Core Plus Fixed Income Portfolio - Class II (MSVF2)
80,172 shares (cost $816,526)	851,424

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Emerging Markets Debt Portfolio - Class I (MSEM)
1,045,498 shares (cost $8,167,677)	9,953,140
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
4,328 shares (cost $41,642)	46,612
U.S. Real Estate Portfolio - Class I (MSVRE)
64,843 shares (cost $609,341)	1,010,906
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
8,576,795 shares (cost $120,267,121)	130,881,890
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
160,106 shares (cost $2,243,637)	2,435,209
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
1,741,194 shares (cost $28,018,132)	34,301,525
American Funds NVIT Bond Fund - Class II (GVABD2)
1,847,044 shares (cost $19,702,135)	21,665,827
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
873,790 shares (cost $16,293,183)	20,752,513
American Funds NVIT Growth Fund - Class II (GVAGR2)
620,715 shares (cost $28,942,425)	37,528,444
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
315,916 shares (cost $10,723,919)	13,069,465
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,820,245 shares (cost $26,294,517)	26,359,692
Federated NVIT High Income Bond Fund - Class III (HIBF3)
4,516,311 shares (cost $30,750,879)	31,162,548
NVIT Emerging Markets Fund - Class I (GEM)
96,975 shares (cost $1,100,835)	1,149,156
NVIT Emerging Markets Fund - Class III (GEM3)
2,444,809 shares (cost $23,962,283)	28,922,095
NVIT Emerging Markets Fund - Class VI (GEM6)
46,637 shares (cost $490,383)	549,845
NVIT International Equity Fund - Class I (GIG)
643,383 shares (cost $5,719,971)	5,899,825
NVIT International Equity Fund - Class III (GIG3)
2,081,492 shares (cost $16,359,380)	19,108,094
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
11,214 shares (cost $93,121)	102,495
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
7,487,492 shares (cost $59,182,144)	62,445,681
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
410,030 shares (cost $4,341,171)	4,489,830
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
252,605 shares (cost $2,213,866)	2,253,240
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
914,973 shares (cost $9,420,473)	9,863,413
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
565,771 shares (cost $5,472,988)	5,951,906
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
785,096 shares (cost $8,137,940)	8,400,523
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
1,843,639 shares (cost $18,466,117)	19,616,323
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
770,228 shares (cost $7,280,391)	7,794,706
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

807,267 shares (cost $8,276,981)	8,718,488
NVIT Core Bond Fund - Class I (NVCBD1)
815,950 shares (cost $9,160,260)	9,228,395
NVIT Core Bond Fund - Class II (NVCBD2)
80,953 shares (cost $859,684)	913,154
NVIT Core Plus Bond Fund - Class II (NVLCP2)
544,916 shares (cost $6,289,741)	6,430,006
NVIT Nationwide Fund - Class I (TRF)
9,904,138 shares (cost $98,218,715)	100,923,168
NVIT Nationwide Fund - Class II (TRF2)
40,474 shares (cost $321,388)	410,813
NVIT Government Bond Fund - Class I (GBF)
16,393,576 shares (cost $194,307,949)	190,657,294
NVIT Government Bond Fund - Class II (GBF2)
391,713 shares (cost $4,604,462)	4,539,949
American Century NVIT Growth Fund - Class I (CAF)
1,781,489 shares (cost $21,852,993)	27,791,224
NVIT International Index Fund - Class VIII (GVIX8)
391,512 shares (cost $3,335,950)	3,273,043
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
4,080,801 shares (cost $35,581,632)	40,767,200
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
376,989 shares (cost $4,799,292)	5,145,905
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
71,919 shares (cost $996,982)	1,084,541
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
4,483,593 shares (cost $44,036,314)	46,629,372
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
18,625,867 shares (cost $186,346,968)	209,727,267
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
8,996,192 shares (cost $101,953,163)	100,397,508
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
5,932,994 shares (cost $61,562,629)	65,203,600
NVIT Mid Cap Index Fund - Class I (MCIF)
4,847,607 shares (cost $84,918,300)	92,249,970
NVIT Money Market Fund - Class I (SAM)
208,773,082 shares (cost $208,773,082)	208,773,082
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
6,965 shares (cost $64,614)	70,206
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
4,913,717 shares (cost $37,944,377)	49,431,997
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
217 shares (cost $2,847)	2,112
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
954,444 shares (cost $9,324,150)	9,296,285
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
48,650 shares (cost $476,558)	470,934
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,103,483 shares (cost $19,478,469)	22,170,716
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
45,253 shares (cost $364,909)	474,704
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
849,316 shares (cost $7,553,135)	7,958,090

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
331,328 shares (cost $2,645,771)	3,097,918
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
7,539,992 shares (cost $59,550,254)	80,225,516
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
541,866 shares (cost $4,446,047)	5,689,590
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
5,583,194 shares (cost $48,478,804)	57,674,396
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,271,494 shares (cost $14,692,599)	22,111,288
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
18,791 shares (cost $254,698)	318,124
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
7,943,196 shares (cost $83,831,946)	93,729,713
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
65,925 shares (cost $582,504)	766,711
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,654,767 shares (cost $83,451,155)	91,093,794
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
87,457 shares (cost $1,312,738)	1,667,803
NVIT Multi-Sector Bond Fund - Class I (MSBF)
6,560,705 shares (cost $55,241,413)	62,261,087
NVIT Short Term Bond Fund - Class II (NVSTB2)
846,451 shares (cost $8,775,885)	8,913,125
NVIT Large Cap Growth Fund - Class I (NVOLG1)
21,208,692 shares (cost $321,378,293)	367,122,462
NVIT Large Cap Growth Fund - Class II (NVOLG2)
483,334 shares (cost $7,310,626)	8,347,184
Templeton NVIT International Value Fund - Class III (NVTIV3)
335,755 shares (cost $4,191,748)	4,099,568
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2,018,844 shares (cost $16,448,229)	23,055,196
NVIT Real Estate Fund - Class I (NVRE1)
9,761,793 shares (cost $71,256,844)	92,444,182
VPS Growth and Income Portfolio - Class B (ALVGIB)
61,813 shares (cost $1,237,304)	1,277,064
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
32,233 shares (cost $789,847)	979,231
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
400,926 shares (cost $6,419,185)	7,048,273
VP Income & Growth Fund - Class I (ACVIG)
7,963,432 shares (cost $53,156,833)	54,947,678
VP Income & Growth Fund - Class II (ACVIG2)
145,443 shares (cost $917,625)	1,003,557
American Century VP Inflation Protection Fund - Class II (ACVIP2)
5,754,000 shares (cost $63,370,011)	69,220,626
VP International Fund - Class I (ACVI)
169,759 shares (cost $1,383,200)	1,515,945
VP International Fund - Class III (ACVI3)
13,079 shares (cost $96,351)	116,795
VP Mid Cap Value Fund - Class I (ACVMV1)
801,157 shares (cost $10,862,508)	11,680,864
VP Mid Cap Value Fund - Class II (ACVMV2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

30,520 shares (cost $371,231)	445,286
VP Ultra(R) Fund - Class I (ACVU1)
1,282 shares (cost $13,490)	13,849
VP Value Fund - Class I (ACVV)
317,483 shares (cost $1,565,328)	2,069,990
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,800,635 shares (cost $19,701,548)	24,416,612
Appreciation Portfolio - Initial Shares (DCAP)
1,627,920 shares (cost $55,745,785)	65,881,933
Appreciation Portfolio - Service Shares (DCAPS)
29,325 shares (cost $939,070)	1,180,350
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
991 shares (cost $30,389)	31,383
International Value Portfolio - Initial Shares (DVIV)
6,020 shares (cost $66,054)	59,112
Managed Tail Risk Fund II: Service Shares (FCA2S)
51,973 shares (cost $310,788)	325,351
High Income Bond Fund II - Service Shares (FHIBS)
305,897 shares (cost $1,893,714)	2,181,043
Quality Bond Fund II - Primary Shares (FQB)
8,987,088 shares (cost $97,419,837)	106,047,633
Quality Bond Fund II - Service Shares (FQBS)
342,836 shares (cost $3,632,558)	4,028,323
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
58,737 shares (cost $461,654)	656,679
VIP Contrafund Portfolio - Service Class (FCS)
454,572 shares (cost $12,159,545)	11,982,512
VIP Energy Portfolio - Service Class 2 (FNRS2)
857,179 shares (cost $16,781,251)	16,672,124
VIP Equity-Income Portfolio - Service Class (FEIS)
10,639,023 shares (cost $241,278,212)	211,397,385
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
238,290 shares (cost $5,084,993)	4,675,244
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
904,289 shares (cost $9,566,299)	10,073,780
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
5,600 shares (cost $56,257)	62,155
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
903,155 shares (cost $9,104,747)	10,106,309
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
12,292 shares (cost $111,401)	137,176
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
611,835 shares (cost $6,294,201)	6,650,648
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
28,243 shares (cost $282,152)	305,869
VIP Growth Opportunities Portfolio - Service Class (FGOS)
44,922 shares (cost $745,973)	977,504
VIP Growth Portfolio - Service Class (FGS)
3,525,126 shares (cost $112,715,713)	147,879,042
VIP Growth Portfolio - Service Class 2 (FG2)
52,272 shares (cost $1,929,344)	2,176,625
VIP High Income Portfolio - Service Class (FHIS)
7,727,574 shares (cost $41,482,283)	44,665,376

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

VIP High Income Portfolio - Service Class R (FHISR)
11,240,069 shares (cost $64,573,544)	64,630,399
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
4,572,440 shares (cost $57,888,353)	59,167,380
VIP Mid Cap Portfolio - Service Class (FMCS)
1,115,281 shares (cost $30,681,238)	33,893,377
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
197,103 shares (cost $5,623,115)	5,909,153
VIP Overseas Portfolio - Service Class (FOS)
922,668 shares (cost $16,869,098)	14,781,135
VIP Overseas Portfolio - Service Class 2 R (FO2R)
169,295 shares (cost $3,027,969)	2,674,864
VIP Overseas Portfolio - Service Class R (FOSR)
1,517,558 shares (cost $28,741,663)	24,280,929
VIP Value Strategies Portfolio - Service Class (FVSS)
1,056,392 shares (cost $9,107,440)	11,704,819
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,590,222 shares (cost $49,194,197)	54,104,652
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
30,853 shares (cost $580,905)	667,653
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
684,706 shares (cost $11,238,145)	12,482,197
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,015,771 shares (cost $10,818,944)	10,594,487
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,733 shares (cost $25,199)	24,909
Templeton Foreign Securities Fund - Class 3 (TIF3)
631,348 shares (cost $8,588,905)	9,040,899
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2,583,799 shares (cost $46,380,492)	50,332,405
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
421,103 shares (cost $3,291,236)	3,583,586
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
1,862,880 shares (cost $21,080,535)	20,398,539
Guardian Portfolio - I Class Shares (AMGP)
8,505 shares (cost $123,590)	173,497
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
8,305 shares (cost $191,293)	257,200
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
4,818 shares (cost $52,470)	55,889
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
78,743 shares (cost $1,039,697)	1,039,403
Socially Responsive Portfolio - I Class Shares (AMSRS)
484,866 shares (cost $7,168,817)	7,704,519
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
62,046 shares (cost $2,493,249)	2,795,805
Global Securities Fund/VA - Class 3 (OVGS3)
2,243,879 shares (cost $67,016,548)	73,531,909
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,417,848 shares (cost $41,406,770)	46,150,939
Global Securities Fund/VA - Service Class (OVGSS)
44,288 shares (cost $1,252,841)	1,428,286
Main Street Fund(R)/VA - Non-Service Shares (OVGI)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

3,823,636 shares (cost $72,318,414)	91,652,554
Main Street Fund(R)/VA - Service Class (OVGIS)
102,974 shares (cost $2,169,563)	2,448,730
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
585,326 shares (cost $10,514,757)	11,788,471
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
8,360 shares (cost $134,201)	166,863
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
975,414 shares (cost $43,884,680)	53,452,700
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
225,113 shares (cost $1,257,219)	1,276,389
Global Strategic Income Fund/VA: Service Shares (OVSBS)
601,335 shares (cost $3,239,301)	3,481,731
All Asset Portfolio - Advisor Class (PMVAAD)
320,129 shares (cost $3,644,754)	3,675,076
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
652,348 shares (cost $7,795,297)	7,704,224
Low Duration Portfolio - Advisor Class (PMVLAD)
3,945,379 shares (cost $41,430,543)	42,531,183
Real Return Portfolio - Administrative Class (PMVRRA)
84,326 shares (cost $1,208,485)	1,201,642
Total Return Portfolio - Administrative Class (PMVTRA)
246,380 shares (cost $2,769,696)	2,845,687
Total Return Portfolio - Advisor Class (PMVTRD)
1,459,199 shares (cost $16,663,656)	16,853,750
Putnam VT Growth and Income Fund - Class IB (PVGIB)
613 shares (cost $12,293)	10,994
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
57,418 shares (cost $1,892,106)	2,041,215
Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)
422,921 shares (cost $5,208,286)	5,591,013
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
1,235 shares (cost $45,878)	44,793
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
3,075 shares (cost $21,923)	21,739
V.I. Core Equity Fund - Series I (AVGI)
2,146 shares (cost $56,670)	64,679
V.I. Core Equity Fund - Series II (AVCE2)
19,564 shares (cost $433,179)	584,190
V.I. Equity and Income Fund - Series I (IVKEI1)
16,007 shares (cost $237,253)	241,392
V.I. Global Health Care Fund - Series I (IVHS)
8,390 shares (cost $156,598)	176,190
V.I. Global Real Estate Fund - Series I (IVRE)
24,490 shares (cost $333,551)	378,860
Diversified Stock Fund Class A Shares (VYDS)
303,984 shares (cost $3,422,035)	3,167,515
Micro-Cap Portfolio - Investment Class (ROCMC)
72,677 shares (cost $650,715)	795,808
SBL Fund - Series D (MSCI EAFE Equal Weight Series) (SBLD)
16,981 shares (cost $135,640)	170,832
Series J (Mid Cap Growth Series) (SBLJ)
3,861 shares (cost $102,267)	128,535

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Series N (Managed Asset Allocation Series) (SBLN)
8,182 shares (cost $173,373)	185,557
Series O (All Cap Value Series) (SBLO)
11,294 shares (cost $247,109)	278,504
Series P (High Yield Series) (SBLP)
15,651 shares (cost $435,175)	481,263
Series Q (Small Cap Value Series) (SBLQ)
22,389 shares (cost $738,471)	858,602
Series V (Mid Cap Value Series) (SBLV)
34,725 shares (cost $1,636,623)	2,173,809
Series X (Small Cap Growth Series) (SBLX)
4,464 shares (cost $86,250)	92,223
SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)
2,690 shares (cost $27,354)	28,357
Health Sciences Portfolio - II (TRHS2)
1,049,749 shares (cost $19,295,051)	21,677,317
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
128,014 shares (cost $3,680,429)	3,633,026
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2,279,634 shares (cost $27,538,953)	30,775,053
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
1,104,093 shares (cost $33,288,071)	32,162,229
Variable Insurance Portfolios - Asset Strategy (WRASP)
15,975,049 shares (cost $146,771,293)	171,346,773
Variable Insurance Portfolios - Balanced (WRBP)
4,858,031 shares (cost $39,260,452)	45,526,552
Variable Insurance Portfolios - Bond (WRBDP)
15,719,420 shares (cost $84,838,504)	92,722,568
Variable Insurance Portfolios - Core Equity (WRCEP)
8,416,102 shares (cost $91,092,556)	104,198,079
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2,183,751 shares (cost $15,169,432)	15,820,620
Variable Insurance Portfolios - Energy (WRENG)
1,094,127 shares (cost $5,880,147)	6,448,897
Variable Insurance Portfolios - Global Bond (WRGBP)
528,923 shares (cost $2,666,035)	2,680,740
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
3,483,812 shares (cost $15,027,015)	17,557,366
Variable Insurance Portfolios - Growth (WRGP)
9,754,652 shares (cost $83,374,023)	103,655,862
Variable Insurance Portfolios - High Income (WRHIP)
21,659,530 shares (cost $69,211,299)	82,200,082
Variable Insurance Portfolios - International Growth (WRIP)
3,589,771 shares (cost $28,852,772)	30,383,463
Variable Insurance Portfolios - International Core Equity (WRI2P)
740,324 shares (cost $12,010,023)	11,896,335
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
1,041,028 shares (cost $5,307,056)	5,120,920
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
179,096 shares (cost $3,042,098)	3,784,016
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
1,668,862 shares (cost $11,807,413)	14,247,908
Variable Insurance Portfolios - Money Market (WRMMP)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

19,472,421 shares (cost $19,472,421)	19,472,421
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
1,012,774 shares (cost $5,826,096)	7,994,941
Variable Insurance Portfolios - Science and Technology (WRSTP)
3,552,807 shares (cost $56,270,803)	64,318,954
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
4,823,344 shares (cost $46,446,981)	46,285,289
Variable Insurance Portfolios - Small Cap Value (WRSCV)
374,584 shares (cost $4,849,276)	6,009,309
Variable Insurance Portfolios - Value (WRVP)
7,195,962 shares (cost $42,858,515)	42,968,527
Advantage VT Opportunity Fund - Class 2 (SVOF)
10,210 shares (cost $178,634)	204,704
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
640,838 shares (cost $4,860,738)	5,049,803

Total Investments	$5,859,795,452

Accounts Receivable-NVIT International Equity Fund - Class III (GIG3)	35,274
Accounts Receivable-NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	23,927
Accounts Receivable-Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	9,259
Accounts Receivable-Investors Growth Stock Series - Service Class (MIGSC)	7,854
Accounts Receivable-Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	4,169
Accounts Receivable-Advantage VT Opportunity Fund - Class 2 (SVOF)	1,520

Other Accounts Payable	(30,875)
Accounts Payable-NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	(8,246)
Accounts Payable-Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)	(21,739)
Accounts Payable-VIP Overseas Portfolio - Service Class (FOS)	(40,826)
Accounts Payable-Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	(476,231)

$5,859,299,538

Contract Owners’ Equity:
Accumulation units	5,785,741,914
Contracts in payout (annuitization) period (note 1f)	73,557,624

Total Contract Owners’ Equity (note 5)	$5,859,299,538

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	ALVDAB	BBCMAG	BBGI	MLVGA3	DSIF	DSRG	DSRGS
Reinvested dividends	$96,248,456	13	4,271	7,819	548,212	6,034,291	332,064	378
Mortality and expense risk charges (note 2)	(69,351,107)	(76)	(6,635)	(9,120)	(434,288)	(3,291,796)	(429,191)	(1,201)

Net investment income (loss)	26,897,349	(63)	(2,364)	(1,301)	113,924	2,742,495	(97,127)	(823)
Realized gain (loss) on investments	90,053,516	3	(70,912)	3,755	288,184	8,904,080	1,921,539	3,880
Change in unrealized gain (loss) on investments	457,010,471	829	129,668	96,402	2,563,533	14,149,386	2,251,890	4,301

Net gain (loss) on investments	547,063,987	832	58,756	100,157	2,851,717	23,053,466	4,173,429	8,181

Reinvested capital gains	139,698,470	6	-	-	123,480	14,931,487	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$713,659,806	775	56,392	98,856	3,089,121	40,727,448	4,076,302	7,358

Investment Activity:	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	JPMMV1	JABS	JACAS
Reinvested dividends	$-	1,118	-	-	-	132,250	1,972	524,474
Mortality and expense risk charges (note 2)	(5)	(745)	(4,772)	(5)	(10,037)	(149,903)	(983)	(1,054,881)

Net investment income (loss)	(5)	373	(4,772)	(5)	(10,037)	(17,653)	989	(530,407)
Realized gain (loss) on investments	-	(862)	11,854	-	(13,470)	1,177,465	467	1,934,711
Change in unrealized gain (loss) on investments	52	9,507	74,275	97	(13,657)	1,033,698	1,884	17,109,956

Net gain (loss) on investments	52	8,645	86,129	97	(27,127)	2,211,163	2,351	19,044,667

Reinvested capital gains	3	-	-	-	426	-	5,432	-

Net increase (decrease) in contract owners’ equity resulting from operations	$50	9,018	81,357	92	(36,738)	2,193,510	8,772	18,514,260

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	JAGTS	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI
Reinvested dividends	$-	584,328	406	-	-	485,017	88,424	141,251
Mortality and expense risk charges (note 2)	(272,673)	(855,034)	(2,240)	(22,061)	(17,358)	(391,009)	(72,516)	(35,936)

Net investment income (loss)	(272,673)	(270,706)	(1,834)	(22,061)	(17,358)	94,008	15,908	105,315
Realized gain (loss) on investments	2,005,865	6,412,838	9,404	(9,036)	162,311	2,351,741	14,172	52,604
Change in unrealized gain (loss) on investments	677,474	(12,902,637)	9,141	192,773	(98,673)	1,824,215	808,442	83,248

Net gain (loss) on investments	2,683,339	(6,489,799)	18,545	183,737	63,638	4,175,956	822,614	135,852

Reinvested capital gains	-	10,488,863	8,944	-	99,267	257,856	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,410,666	3,728,358	25,655	161,676	145,547	4,527,820	838,522	241,167

Investment Activity:	MSVF2	MSEM	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2
Reinvested dividends	$38,209	289,679	-	8,701	1,293,784	20,026	413,845	507,999
Mortality and expense risk charges (note 2)	(16,552)	(115,909)	(890)	(16,597)	(1,566,697)	(48,091)	(397,443)	(267,341)

Net investment income (loss)	21,657	173,770	(890)	(7,896)	(272,913)	(28,065)	16,402	240,658
Realized gain (loss) on investments	(6,202)	217,103	703	55,009	1,887,398	51,321	1,767	999,801
Change in unrealized gain (loss) on investments	44,498	1,170,017	(2,311)	83,867	10,220,768	184,235	4,223,258	(364,026)

Net gain (loss) on investments	38,296	1,387,120	(1,608)	138,876	12,108,166	235,556	4,225,025	635,775

Reinvested capital gains	-	-	5,476	-	5,506,389	105,809	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$59,953	1,560,890	2,978	130,980	17,341,642	313,300	4,241,427	876,433

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6
Reinvested dividends	$168,215	83,357	134,954	2,112,346	2,480,625	5,702	137,254	1,407
Mortality and expense risk charges (note 2)	(228,185)	(442,566)	(153,732)	(303,541)	(356,565)	(12,598)	(352,494)	(11,211)

Net investment income (loss)	(59,970)	(359,209)	(18,778)	1,808,805	2,124,060	(6,896)	(215,240)	(9,804)
Realized gain (loss) on investments	(244,972)	(802,970)	1,037,885	(478,210)	381,361	(84,247)	92,791	53,841
Change in unrealized gain (loss) on investments	4,053,810	6,884,479	850,436	2,052,332	1,386,952	263,682	4,536,231	38,384

Net gain (loss) on investments	3,808,838	6,081,509	1,888,321	1,574,122	1,768,313	179,435	4,629,022	92,225

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,748,868	5,722,300	1,869,543	3,382,927	3,892,373	172,539	4,413,782	82,421

Investment Activity:	GIG	GIG3	NVIE6	NVNMO1	NVNSR1	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$49,462	158,925	608	889,223	53,383	21,411	139,014	75,627
Mortality and expense risk charges (note 2)	(61,977)	(222,740)	(1,227)	(699,213)	(44,594)	(25,584)	(106,364)	(69,394)

Net investment income (loss)	(12,515)	(63,815)	(619)	190,010	8,789	(4,173)	32,650	6,233
Realized gain (loss) on investments	(41,790)	562,321	(3,325)	1,162,866	166,100	104,133	179,818	394,798
Change in unrealized gain (loss) on investments	831,862	2,161,661	16,734	3,576,195	209,208	143,967	518,711	191,385

Net gain (loss) on investments	790,072	2,723,982	13,409	4,739,061	375,308	248,100	698,529	586,183

Reinvested capital gains	-	-	-	4,496,098	-	89,121	117,386	84,438

Net increase (decrease) in contract owners’ equity resulting from operations	$777,557	2,660,167	12,790	9,425,169	384,097	333,048	848,565	676,854

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF
Reinvested dividends	$151,523	270,787	89,777	138,754	281,776	25,028	135,158	1,434,344
Mortality and expense risk charges (note 2)	(112,608)	(231,530)	(100,721)	(100,070)	(101,349)	(17,485)	(73,878)	(1,104,960)

Net investment income (loss)	38,915	39,257	(10,944)	38,684	180,427	7,543	61,280	329,384
Realized gain (loss) on investments	62,643	789,237	232,437	127,228	302,473	22,256	126,803	2,604,752
Change in unrealized gain (loss) on investments	352,796	889,044	551,645	409,829	16,428	13,363	54,615	9,899,571

Net gain (loss) on investments	415,439	1,678,281	784,082	537,057	318,901	35,619	181,418	12,504,323

Reinvested capital gains	130,428	297,097	199,681	157,872	52,973	5,975	129,449	-

Net increase (decrease) in contract owners’ equity resulting from operations	$584,782	2,014,635	972,819	733,613	552,301	49,137	372,147	12,833,707

Investment Activity:	TRF2	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2
Reinvested dividends	$5,154	4,338,580	91,010	156,670	72,212	612,325	89,807	18,547
Mortality and expense risk charges (note 2)	(8,187)	(2,362,428)	(94,899)	(301,073)	(32,382)	(498,766)	(54,280)	(12,514)

Net investment income (loss)	(3,033)	1,976,152	(3,889)	(144,403)	39,830	113,559	35,527	6,033
Realized gain (loss) on investments	(26,088)	2,136,203	72,364	2,112,701	(440,621)	(4,973,056)	71,212	25,146
Change in unrealized gain (loss) on investments	81,658	(6,786,423)	(181,347)	1,493,152	1,000,600	10,310,917	222,600	69,595

Net gain (loss) on investments	55,570	(4,650,220)	(108,983)	3,605,853	559,979	5,337,861	293,812	94,741

Reinvested capital gains	-	6,481,589	162,690	-	-	-	51,866	12,712

Net increase (decrease) in contract owners’ equity resulting from operations	$52,537	3,807,521	49,818	3,461,450	599,809	5,451,420	381,205	113,486

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3
Reinvested dividends	$815,858	3,445,483	1,618,126	1,108,420	988,588	-	508	288,689
Mortality and expense risk charges (note 2)	(589,712)	(2,664,355)	(1,320,954)	(835,852)	(1,090,637)	(2,623,399)	(478)	(554,505)

Net investment income (loss)	226,146	781,128	297,172	272,568	(102,049)	(2,623,399)	30	(265,816)
Realized gain (loss) on investments	163,471	(2,282,610)	(2,707,646)	(172,528)	1,672,668	-	117	1,806,589
Change in unrealized gain (loss) on investments	816,295	21,435,832	14,726,916	4,103,118	6,565,448	-	5,294	5,322,966

Net gain (loss) on investments	979,766	19,153,222	12,019,270	3,930,590	8,238,116	-	5,411	7,129,555

Reinvested capital gains	646,625	-	-	276,192	6,418,782	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,852,537	19,934,350	12,316,442	4,479,350	14,554,849	(2,623,399)	5,441	6,863,739

Investment Activity:	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1
Reinvested dividends	$3	36,948	711	109,895	1,090	105,144	34,352	-
Mortality and expense risk charges (note 2)	(26)	(108,586)	(7,031)	(279,127)	(10,092)	(89,377)	(53,850)	(956,816)

Net investment income (loss)	(23)	(71,638)	(6,320)	(169,232)	(9,002)	15,767	(19,498)	(956,816)
Realized gain (loss) on investments	(103)	(2,350,431)	(64,243)	723,827	38,399	(22,564)	131,244	5,719,988
Change in unrealized gain (loss) on investments	421	3,774,656	136,480	2,168,296	30,395	1,168,951	379,900	(1,331,738)

Net gain (loss) on investments	318	1,424,225	72,237	2,892,123	68,794	1,146,387	511,144	4,388,250

Reinvested capital gains	-	-	-	569,918	12,892	-	-	7,806,377

Net increase (decrease) in contract owners’ equity resulting from operations	$295	1,352,587	65,917	3,292,809	72,684	1,162,154	491,646	11,237,811

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2
Reinvested dividends	$-	642,492	-	-	773,051	4,162	140,078	-
Mortality and expense risk charges (note 2)	(76,776)	(689,119)	(267,591)	(6,447)	(1,063,051)	(14,852)	(1,047,555)	(31,776)

Net investment income (loss)	(76,776)	(46,627)	(267,591)	(6,447)	(290,000)	(10,690)	(907,477)	(31,776)
Realized gain (loss) on investments	388,477	2,569,169	898,874	4,938	(2,415,600)	19,474	(5,816,670)	(81,912)
Change in unrealized gain (loss) on investments	(102,103)	159,150	2,131,203	41,495	19,379,035	132,737	19,453,972	324,374

Net gain (loss) on investments	286,374	2,728,319	3,030,077	46,433	16,963,435	152,211	13,637,302	242,462

Reinvested capital gains	547,237	5,672,390	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$756,835	8,354,082	2,762,486	39,986	16,673,435	141,521	12,729,825	210,686

Investment Activity:	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	ALVGIB
Reinvested dividends	$1,565,803	123,944	2,621,862	38,089	92,768	281,192	984,349	17,919
Mortality and expense risk charges (note 2)	(722,238)	(116,179)	(4,328,298)	(170,660)	(36,678)	(271,409)	(1,082,422)	(24,728)

Net investment income (loss)	843,565	7,765	(1,706,436)	(132,571)	56,090	9,783	(98,073)	(6,809)
Realized gain (loss) on investments	2,472,953	77,263	6,894,095	269,309	(96,155)	2,028,516	6,678,302	(62,940)
Change in unrealized gain (loss) on investments	3,209,477	160,584	57,222,440	1,320,959	564,600	1,686,887	(2,156,379)	255,934

Net gain (loss) on investments	5,682,430	237,847	64,116,535	1,590,268	468,445	3,715,403	4,521,923	192,994

Reinvested capital gains	-	-	-	-	58,833	-	8,596,787	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,525,995	245,612	62,410,099	1,457,697	583,368	3,725,186	13,020,637	186,185

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1
Reinvested dividends	$312	21,776	1,168,839	18,999	1,733,266	14,321	1,048	232,343
Mortality and expense risk charges (note 2)	(19,075)	(107,903)	(633,447)	(20,108)	(822,868)	(17,554)	(1,970)	(130,796)

Net investment income (loss)	(18,763)	(86,127)	535,392	(1,109)	910,398	(3,233)	(922)	101,547
Realized gain (loss) on investments	18,259	151,342	(216,697)	(52,504)	1,795,963	14,324	6,556	397,125
Change in unrealized gain (loss) on investments	149,484	874,154	6,857,406	181,032	(10,111)	265,670	15,255	489,954

Net gain (loss) on investments	167,743	1,025,496	6,640,709	128,528	1,785,852	279,994	21,811	887,079

Reinvested capital gains	-	240,873	-	-	1,625,515	-	-	648,586

Net increase (decrease) in contract owners’ equity resulting from operations	$148,980	1,180,242	7,176,101	127,419	4,321,765	276,761	20,889	1,637,212

Investment Activity:	ACVMV2	ACVU1	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV
Reinvested dividends	$8,145	-	39,522	109,294	2,474,909	40,674	-	2,230
Mortality and expense risk charges (note 2)	(7,430)	(1,263)	(23,200)	(278,832)	(750,371)	(24,075)	(399)	(659)

Net investment income (loss)	715	(1,263)	16,322	(169,538)	1,724,538	16,599	(399)	1,571
Realized gain (loss) on investments	(1,225)	69,989	24,153	1,924,971	414,890	(5,431)	2,316	(11,928)
Change in unrealized gain (loss) on investments	34,389	(17,278)	226,680	776,328	3,755,580	92,804	5,079	18,475

Net gain (loss) on investments	33,164	52,711	250,833	2,701,299	4,170,470	87,373	7,395	6,547

Reinvested capital gains	24,077	-	-	847,920	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$57,956	51,448	267,155	3,379,681	5,895,008	103,972	6,996	8,118

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		FCA2S	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS
Reinvested dividends	$	1,104	156,021	4,676,881	166,456	2,375	148,210	135,184	6,278,506
Mortality and expense risk charges (note 2)		(8,343)	(41,668)	(1,285,896)	(80,186)	(13,130)	(131,616)	(233,249)	(2,439,888)

Net investment income (loss)		(7,239)	114,353	3,390,985	86,270	(10,755)	16,594	(98,065)	3,838,618
Realized gain (loss) on investments		15,559	170,875	801,143	36,114	(3)	(212,329)	3,216,148	(8,047,487)
Change in unrealized gain (loss) on investments		3,694	(31,484)	4,929,705	187,425	179,512	1,838,899	(2,547,635)	22,821,298

Net gain (loss) on investments		19,253	139,391	5,730,848	223,539	179,509	1,626,570	668,513	14,773,811

Reinvested capital gains		25,080	-	-	-	-	-	-	13,681,559

Net increase (decrease) in contract owners’ equity resulting from operations	$	37,094	253,744	9,121,833	309,809	168,754	1,643,164	570,448	32,293,988

Investment Activity:		FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS
Reinvested dividends	$	133,685	175,219	1,015	191,296	2,419	131,925	5,701	2,998
Mortality and expense risk charges (note 2)		(90,055)	(119,987)	(1,188)	(103,218)	(2,624)	(72,901)	(4,885)	(9,796)

Net investment income (loss)		43,630	55,232	(173)	88,078	(205)	59,024	816	(6,798)
Realized gain (loss) on investments		(328,302)	707,535	1,108	396,337	(722)	275,876	18,397	57,271
Change in unrealized gain (loss) on investments		672,548	87,569	3,250	408,979	13,537	472,428	16,310	65,438

Net gain (loss) on investments		344,246	795,104	4,358	805,316	12,815	748,304	34,707	122,709

Reinvested capital gains		312,136	144,611	853	112,591	1,627	59,084	2,764	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	700,012	994,947	5,038	1,005,985	14,237	866,412	38,287	115,911

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS
Reinvested dividends	$747,213	7,771	2,512,357	3,648,410	1,326,310	176,067	22,871	263,824
Mortality and expense risk charges (note 2)	(1,754,952)	(43,469)	(503,982)	(655,549)	(704,256)	(411,817)	(112,411)	(158,945)

Net investment income (loss)	(1,007,739)	(35,698)	2,008,375	2,992,861	622,054	(235,750)	(89,540)	104,879
Realized gain (loss) on investments	10,496,309	158,906	(1,084,976)	(132,703)	1,596,311	1,779,111	(22,415)	158,806
Change in unrealized gain (loss) on investments	10,705,775	160,312	4,724,097	3,437,949	(1,032,107)	434,115	352,842	2,295,233

Net gain (loss) on investments	21,202,084	319,218	3,639,121	3,305,246	564,204	2,213,226	330,427	2,454,039

Reinvested capital gains	-	-	-	-	1,614,466	2,677,468	472,090	48,050

Net increase (decrease) in contract owners’ equity resulting from operations	$20,194,345	283,520	5,647,496	6,298,107	2,800,724	4,654,944	712,977	2,606,968

Investment Activity:	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2
Reinvested dividends	$46,139	438,910	57,658	3,386,695	11,278	102,610	153,309	740
Mortality and expense risk charges (note 2)	(50,488)	(279,801)	(129,392)	(626,854)	(10,260)	(149,306)	(121,471)	(318)

Net investment income (loss)	(4,349)	159,109	(71,734)	2,759,841	1,018	(46,696)	31,838	422
Realized gain (loss) on investments	(364,688)	(2,574,884)	997,729	(1,136,842)	17,915	154,816	49,068	(1,117)
Change in unrealized gain (loss) on investments	824,528	6,723,028	1,664,721	4,019,195	50,059	1,964,911	859,667	4,406

Net gain (loss) on investments	459,840	4,148,144	2,662,450	2,882,353	67,974	2,119,727	908,735	3,289

Reinvested capital gains	9,057	79,665	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$464,548	4,386,918	2,590,716	5,642,194	68,992	2,073,031	940,573	3,711

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	TIF3	FTVGI3	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMFAS
Reinvested dividends	$228,256	3,327,008	118,052	616,729	476	-	234	-
Mortality and expense risk charges (note 2)	(88,493)	(601,040)	(44,650)	(254,405)	(3,251)	(4,943)	(897)	(16,465)

Net investment income (loss)	139,763	2,725,968	73,402	362,324	(2,775)	(4,943)	(663)	(16,465)
Realized gain (loss) on investments	47,854	1,512,368	94,371	(110,267)	10,098	27,660	363	(23,860)
Change in unrealized gain (loss) on investments	1,065,593	2,414,958	286,373	471,312	10,863	6,811	7,394	128,915

Net gain (loss) on investments	1,113,447	3,927,326	380,744	361,045	20,961	34,471	7,757	105,055

Reinvested capital gains	-	84,184	-	-	1,362	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,253,210	6,737,478	454,146	723,369	19,548	29,528	7,094	88,590

Investment Activity:	AMSRS	OVGR	OVGS3	OVGS	OVGSS	OVGI	OVGIS	OVSC
Reinvested dividends	$18,057	19,326	1,579,403	995,560	29,159	963,268	16,856	42,178
Mortality and expense risk charges (note 2)	(88,151)	(32,784)	(852,489)	(534,092)	(28,057)	(1,102,796)	(45,637)	(103,219)

Net investment income (loss)	(70,094)	(13,458)	726,914	461,468	1,102	(139,528)	(28,781)	(61,041)
Realized gain (loss) on investments	265,344	60,842	(927,247)	2,771,845	88,236	930,063	79,872	969,411
Change in unrealized gain (loss) on investments	564,121	312,674	13,444,656	5,125,843	179,636	13,529,484	302,423	650,811

Net gain (loss) on investments	829,465	373,516	12,517,409	7,897,688	267,872	14,459,547	382,295	1,620,222

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$759,371	360,058	13,244,323	8,359,156	268,974	14,320,019	353,514	1,559,181

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA
Reinvested dividends	$551	-	-	215,942	98,589	479,122	708,778	13,269
Mortality and expense risk charges (note 2)	(2,096)	(625,638)	(2,193)	(67,082)	(11,384)	(103,706)	(455,898)	(14,009)

Net investment income (loss)	(1,545)	(625,638)	(2,193)	148,860	87,205	375,416	252,880	(740)
Realized gain (loss) on investments	2,785	3,654,401	478	55,631	8,587	182,427	237,048	45,949
Change in unrealized gain (loss) on investments	23,429	4,987,237	19,170	152,317	30,322	(375,326)	1,236,380	(17,864)

Net gain (loss) on investments	26,214	8,641,638	19,648	207,948	38,909	(192,899)	1,473,428	28,085

Reinvested capital gains	-	-	-	41,583	-	178,796	-	63,221

Net increase (decrease) in contract owners’ equity resulting from operations	$24,669	8,016,000	17,455	398,391	126,114	361,313	1,726,308	90,566

Investment Activity:	PMVTRA	PMVTRD	PVGIB	ACEG2	ACC2	ACEG	AVBV2	AVGI
Reinvested dividends	$75,100	287,863	188	-	83,096	-	197	615
Mortality and expense risk charges (note 2)	(31,876)	(130,459)	(138)	(31,526)	(106,921)	(371)	(327)	(1,108)

Net investment income (loss)	43,224	157,404	50	(31,526)	(23,825)	(371)	(130)	(493)
Realized gain (loss) on investments	33,616	63,825	(596)	172,395	(68,905)	(247)	13,089	15,800
Change in unrealized gain (loss) on investments	102,417	305,182	2,275	(63,452)	1,012,573	(1,085)	(8,440)	(575)

Net gain (loss) on investments	136,033	369,007	1,679	108,943	943,668	(1,332)	4,649	15,225

Reinvested capital gains	54,683	321,568	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$233,940	847,979	1,729	77,417	919,843	(1,703)	4,519	14,732

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	AVCE2	IVKEI1	IVHS	IVRE	VYDS	ROCMC	SBLD	SBLJ
Reinvested dividends	$5,154	4,451	-	1,951	31,761	-	-	-
Mortality and expense risk charges (note 2)	(11,827)	(2,571)	(1,386)	(3,787)	(38,537)	(9,341)	(2,534)	(1,517)

Net investment income (loss)	(6,673)	1,880	(1,386)	(1,836)	(6,776)	(9,341)	(2,534)	(1,517)
Realized gain (loss) on investments	38,898	(444)	4,797	10,079	(126,269)	46,324	(11,193)	10,170
Change in unrealized gain (loss) on investments	36,751	24,826	16,580	70,048	596,070	(322)	42,869	10,588

Net gain (loss) on investments	75,649	24,382	21,377	80,127	469,801	46,002	31,676	20,758

Reinvested capital gains	-	-	-	-	-	17,579	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$68,976	26,262	19,991	78,291	463,025	54,240	29,142	19,241

Investment Activity:	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(1,684)	(6,213)	(4,602)	(10,345)	(23,389)	(995)	(280)	(184,436)

Net investment income (loss)	(1,684)	(6,213)	(4,602)	(10,345)	(23,389)	(995)	(280)	(184,436)
Realized gain (loss) on investments	20,392	110,172	27,382	116,006	109,404	2,161	528	649,179
Change in unrealized gain (loss) on investments	(3,569)	(35,615)	30,416	46,582	225,073	7,170	1,214	2,526,162

Net gain (loss) on investments	16,823	74,557	57,798	162,588	334,477	9,331	1,742	3,175,341

Reinvested capital gains	-	-	-	-	-	-	-	396,572

Net increase (decrease) in contract owners’ equity resulting from operations	$15,139	68,344	53,196	152,243	311,088	8,336	1,462	3,387,477

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	VWHAS	VWEM	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV
Reinvested dividends	$31,924	-	222,951	2,058,537	709,096	2,934,415	636,016	189,519
Mortality and expense risk charges (note 2)	(21,202)	(248,215)	(311,601)	(2,017,830)	(527,991)	(1,060,148)	(1,201,463)	(193,059)

Net investment income (loss)	10,722	(248,215)	(88,650)	40,707	181,105	1,874,267	(565,447)	(3,540)
Realized gain (loss) on investments	132,987	(1,418,170)	(882,332)	1,921,224	2,227,263	1,513,484	6,797,849	56,369
Change in unrealized gain (loss) on investments	(47,403)	5,971,494	(1,527,949)	27,314,516	(226,844)	77,511	409,503	1,935,894

Net gain (loss) on investments	85,584	4,553,324	(2,410,281)	29,235,740	2,000,419	1,590,995	7,207,352	1,992,263

Reinvested capital gains	53,266	-	1,235,353	-	2,567,876	744,247	10,649,920	-

Net increase (decrease) in contract owners’ equity resulting from operations	$149,572	4,305,109	(1,263,578)	29,276,447	4,749,400	4,209,509	17,291,825	1,988,723

Investment Activity:	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP
Reinvested dividends	$-	71,741	-	68,582	4,735,218	603,437	304,731	152,851
Mortality and expense risk charges (note 2)	(88,877)	(22,871)	(239,143)	(1,238,020)	(839,235)	(342,199)	(142,134)	(41,524)

Net investment income (loss)	(88,877)	48,870	(239,143)	(1,169,438)	3,895,983	261,238	162,597	111,327
Realized gain (loss) on investments	(331,224)	1,084	(5,446,507)	7,024,466	689,914	1,518,761	(2,008,603)	5,311
Change in unrealized gain (loss) on investments	423,008	42,766	4,480,134	(1,631,017)	7,317,699	991,128	3,178,270	(169,691)

Net gain (loss) on investments	91,784	43,850	(966,373)	5,393,449	8,007,613	2,509,889	1,169,667	(164,380)

Reinvested capital gains	-	2,421	1,257,006	8,123,967	-	1,970,962	110,534	127,757

Net increase (decrease) in contract owners’ equity resulting from operations	$2,907	95,141	51,490	12,347,978	11,903,596	4,742,089	1,442,798	74,704

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	WRMIC	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$-	-	4,358	60,730	-	-	29,572	603,874
Mortality and expense risk charges (note 2)	(45,214)	(157,352)	(246,684)	(93,981)	(729,999)	(573,350)	(73,000)	(515,170)

Net investment income (loss)	(45,214)	(157,352)	(242,326)	(33,251)	(729,999)	(573,350)	(43,428)	88,704
Realized gain (loss) on investments	80,931	700,091	-	(354,533)	3,165,662	1,074,573	47,512	369,928
Change in unrealized gain (loss) on investments	38,839	(272,612)	-	1,651,739	8,054,879	712,618	603,667	3,195,112

Net gain (loss) on investments	119,770	427,479	-	1,297,206	11,220,541	1,787,191	651,179	3,565,040

Reinvested capital gains	330,117	1,358,391	-	-	4,612,332	1,191,119	432,601	3,707,698

Net increase (decrease) in contract owners’ equity resulting from operations	$404,673	1,628,518	(242,326)	1,263,955	15,102,874	2,404,960	1,040,352	7,361,442

Investment Activity:	SVOF	WFVSCG	JAGTS2	JAIGS2	AVCA	AVCA2	AVCD2	VWEMR
Reinvested dividends	$232	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(3,978)	(71,159)	(50,716)	(236,327)	(184)	(5,570)	(5,193)	(55,341)

Net investment income (loss)	(3,746)	(71,159)	(50,716)	(236,327)	(184)	(5,570)	(5,193)	(55,341)
Realized gain (loss) on investments	35,599	367,404	1,480,930	(4,957,678)	2,124	296,939	12,901	1,282,315
Change in unrealized gain (loss) on investments	984	(159,584)	720,539	12,289,824	4,827	(139,590)	152,643	1,198,502

Net gain (loss) on investments	36,583	207,820	2,201,469	7,332,146	6,951	157,349	165,544	2,480,817

Reinvested capital gains	85	288,716	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$32,922	425,377	2,150,753	7,095,819	6,767	151,779	160,351	2,425,476

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		VWHAR	OVHI3	OVHI	OVHIS	AMRS
Reinvested dividends	$	-	158,942	8,933	3,753	-
Mortality and expense risk charges (note 2)		(135,685)	(8,853)	(514)	(239)	(14)

Net investment income (loss)		(135,685)	150,089	8,419	3,514	(14)
Realized gain (loss) on investments		1,438,506	(118,307)	(141,750)	(61,910)	758
Change in unrealized gain (loss) on investments		(2,152,832)	77,686	139,798	60,885	(624)

Net gain (loss) on investments		(714,326)	(40,621)	(1,952)	(1,025)	134

Reinvested capital gains		2,537,636	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	1,687,625	109,468	6,467	2,489	120

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		ALVDAB		BBCMAG		BBGI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$26,897,349	31,250,863	(63)	-	(2,364)	(3,612)	(1,301)	(1,338)
Realized gain (loss) on investments	90,053,516	117,010,831	3	-	(70,912)	(110,960)	3,755	(362,420)
Change in unrealized gain (loss) on investments	457,010,471	(395,769,589)	829	-	129,668	67,258	96,402	317,845
Reinvested capital gains	139,698,470	34,433,189	6	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	713,659,806	(213,074,706)	775	-	56,392	(47,314)	98,856	(45,913)

Equity transactions:
Purchase payments received from contract owners (note 3)	108,133,487	139,626,678	13,000	-	7,902	7,898	15,659	76,049
Transfers between funds	-	-	9,663	-	31	(13,825)	(25,621)	(7,930)
Redemptions (note 3)	(1,017,052,775)	(1,399,520,879)	-	-	(146,820)	(160,902)	(109,318)	(523,013)
Annuity benefits	(5,212,983)	(5,861,123)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(166,309)	(179,324)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,062,216)	(1,628,046)	-	-	-	-	-	(172)
Adjustments to maintain reserves	(567,375)	(52,497)	1	-	(32)	(48)	(25)	(39)

Net equity transactions	(915,928,171)	(1,267,615,191)	22,664	-	(138,919)	(166,877)	(119,305)	(455,105)

Net change in contract owners’ equity	(202,268,365)	(1,480,689,897)	23,439	-	(82,527)	(214,191)	(20,449)	(501,018)
Contract owners’ equity beginning of period	6,061,567,903	7,542,257,800	-	-	517,872	732,063	779,932	1,280,950

Contract owners’ equity end of period	$5,859,299,538	6,061,567,903	23,439	-	435,345	517,872	759,483	779,932

CHANGES IN UNITS:
Beginning units	451,701,753	540,715,192	-	-	50,679	65,988	78,794	123,387
Units purchased	70,012,304	109,220,806	2,307	-	702	9,408	1,463	15,297
Units redeemed	(129,926,004)	(198,234,245)	-	-	(13,670)	(24,717)	(12,313)	(59,890)

Ending units	391,788,053	451,701,753	2,307	-	37,711	50,679	67,944	78,794

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MLVGA3		DSIF		DSRG		DSRGS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$113,924	468,238	2,742,495	2,284,150	(97,127)	(69,948)	(823)	(965)
Realized gain (loss) on investments	288,184	420,723	8,904,080	15,166,022	1,921,539	1,991,785	3,880	1,889
Change in unrealized gain (loss) on investments	2,563,533	(3,689,282)	14,149,386	(16,619,845)	2,251,890	(1,856,998)	4,301	(2,688)
Reinvested capital gains	123,480	922,056	14,931,487	2,213,734	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,089,121	(1,878,265)	40,727,448	3,044,061	4,076,302	64,839	7,358	(1,764)

Equity transactions:
Purchase payments received from contract owners (note 3)	732,457	990,883	5,663,048	6,893,238	1,033,807	1,409,390	-	-
Transfers between funds	2,067,870	12,375,334	(8,538,985)	(13,172,185)	(1,668,548)	(417,481)	(463)	(5)
Redemptions (note 3)	(4,892,165)	(4,608,146)	(43,342,075)	(50,109,533)	(5,863,762)	(6,754,323)	(14,079)	(13,242)
Annuity benefits	(24,366)	(25,121)	(159,695)	(174,491)	(5,642)	(6,460)	-	-
Contract maintenance charges (note 2)	(343)	(206)	(8,145)	(8,615)	(2,897)	(3,139)	-	-
Contingent deferred sales charges (note 2)	(5,082)	(2,693)	(48,653)	(77,661)	(13,180)	(15,713)	-	-
Adjustments to maintain reserves	(388)	(313)	3,582	(284)	(8,323)	(2,182)	(14)	(18)

Net equity transactions	(2,122,017)	8,729,738	(46,430,923)	(56,649,531)	(6,528,545)	(5,789,908)	(14,556)	(13,265)

Net change in contract owners’ equity	967,104	6,851,473	(5,703,475)	(53,605,470)	(2,452,243)	(5,725,069)	(7,198)	(15,029)
Contract owners’ equity beginning of period	36,524,519	29,673,046	293,878,088	347,483,558	39,266,804	44,991,873	75,087	90,116

Contract owners’ equity end of period	$37,491,623	36,524,519	288,174,613	293,878,088	36,814,561	39,266,804	67,889	75,087

CHANGES IN UNITS:
Beginning units	2,904,957	2,250,841	21,028,413	25,036,633	3,319,842	3,796,404	7,281	8,596
Units purchased	545,899	1,369,065	783,272	2,153,616	130,687	249,536	1,204	3
Units redeemed	(707,136)	(714,949)	(3,794,657)	(6,161,836)	(641,319)	(726,098)	(2,559)	(1,318)

Ending units	2,743,720	2,904,957	18,017,028	21,028,413	2,809,210	3,319,842	5,926	7,281

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVGMNS		HVIE		HVSIT		IVMCC2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(5)	-	373	28	(4,772)	(6,076)	(5)	-
Realized gain (loss) on investments	-	-	(862)	(2,907)	11,854	(61,769)	-	-
Change in unrealized gain (loss) on investments	52	-	9,507	(7,007)	74,275	(20,383)	97	-
Reinvested capital gains	3	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	50	-	9,018	(9,886)	81,357	(88,228)	92	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,931	-	366	-	4,760	48,555	-	-
Transfers between funds	188	-	22,888	95,349	264,384	510,711	12,272	-
Redemptions (note 3)	-	-	(4,704)	(23,771)	(79,550)	(96,248)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(11)	-	-	-
Adjustments to maintain reserves	(2)	-	(9)	(10)	(38)	(53)	(4)	-

Net equity transactions	2,117	-	18,541	71,568	189,545	462,965	12,268	-

Net change in contract owners’ equity	2,167	-	27,559	61,682	270,902	374,737	12,360	-
Contract owners’ equity beginning of period	-	-	66,604	4,922	390,053	15,316	-	-

Contract owners’ equity end of period	$2,167	-	94,163	66,604	660,955	390,053	12,360	-

CHANGES IN UNITS:
Beginning units	-	-	7,372	477	35,238	1,356	-	-
Units purchased	212	-	2,819	23,029	36,857	120,204	1,240	-
Units redeemed	-	-	(950)	(16,134)	(22,843)	(86,322)	-	-

Ending units	212	-	9,241	7,372	49,252	35,238	1,240	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	IVKMG2		JPMMV1		JABS		JACAS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(10,037)	-	(17,653)	19,294	989	1,085	(530,407)	(908,766)
Realized gain (loss) on investments	(13,470)	-	1,177,465	1,065,140	467	168	1,934,711	9,916,193
Change in unrealized gain (loss) on investments	(13,657)	-	1,033,698	(972,511)	1,884	(7,916)	17,109,956	(16,882,728)
Reinvested capital gains	426	-	-	-	5,432	5,438	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,738)	-	2,193,510	111,923	8,772	(1,225)	18,514,260	(7,875,301)

Equity transactions:
Purchase payments received from contract owners (note 3)	210,399	-	219,322	81,390	-	-	1,405,076	1,535,318
Transfers between funds	1,210,526	-	3,696,408	(27,496)	-	(32,415)	(1,219,027)	(10,972,314)
Redemptions (note 3)	(154,752)	-	(1,642,326)	(1,420,579)	(5,042)	(4,593)	(13,982,016)	(18,309,626)
Annuity benefits	(4,358)	-	(2,916)	(2,726)	(433)	(422)	(40,995)	(41,669)
Contract maintenance charges (note 2)	(26)	-	(363)	(360)	-	-	(2,285)	(2,470)
Contingent deferred sales charges (note 2)	(412)	-	(2,236)	(2,143)	-	-	(13,067)	(25,450)
Adjustments to maintain reserves	137	-	(300)	(2,167)	1	(1)	(968)	(113)

Net equity transactions	1,261,514	-	2,267,589	(1,374,081)	(5,474)	(37,431)	(13,853,282)	(27,816,324)

Net change in contract owners’ equity	1,224,776	-	4,461,099	(1,262,158)	3,298	(38,656)	4,660,978	(35,691,625)
Contract owners’ equity beginning of period	-	-	10,647,255	11,909,413	74,580	113,236	86,173,722	121,865,347

Contract owners’ equity end of period	$1,224,776	-	15,108,354	10,647,255	77,878	74,580	90,834,700	86,173,722

CHANGES IN UNITS:
Beginning units	-	-	724,335	817,428	4,875	7,409	9,423,318	12,264,933
Units purchased	134,902	-	369,101	133,401	30	40	878,314	1,485,850
Units redeemed	(18,802)	-	(227,739)	(226,494)	(358)	(2,574)	(2,184,586)	(4,327,465)

Ending units	116,100	-	865,697	724,335	4,547	4,875	8,117,046	9,423,318

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAGTS		JAIGS		MIGSC		MMCGSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(272,673)	(189,353)	(270,706)	(454,714)	(1,834)	(1,838)	(22,061)	(27,815)
Realized gain (loss) on investments	2,005,865	1,034,165	6,412,838	7,047,640	9,404	3,931	(9,036)	19,937
Change in unrealized gain (loss) on investments	677,474	(2,494,664)	(12,902,637)	(31,027,463)	9,141	(3,469)	192,773	(96,890)
Reinvested capital gains	-	-	10,488,863	631,886	8,944	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,410,666	(1,649,852)	3,728,358	(23,802,651)	25,655	(1,376)	161,676	(104,768)

Equity transactions:
Purchase payments received from contract owners (note 3)	391,435	130,856	1,239,112	654,766	-	-	16,041	8,065
Transfers between funds	14,231,712	(536,299)	54,549,085	(2,233,720)	-	-	(56,706)	(126,732)
Redemptions (note 3)	(3,786,158)	(2,667,322)	(11,090,134)	(10,790,044)	(16,207)	(9,362)	(206,510)	(265,496)
Annuity benefits	(3,604)	(2,561)	(23,520)	(15,195)	(6,576)	(6,952)	-	-
Contract maintenance charges (note 2)	(732)	(610)	(1,897)	(1,300)	-	-	-	-
Contingent deferred sales charges (note 2)	(2,750)	(1,530)	(11,263)	(9,600)	-	(23)	(15)	(446)
Adjustments to maintain reserves	119	(4,970)	(11,542)	(972)	(741)	(8)	(39)	(45)

Net equity transactions	10,830,022	(3,082,436)	44,649,841	(12,396,065)	(23,524)	(16,345)	(247,229)	(384,654)

Net change in contract owners’ equity	13,240,688	(4,732,288)	48,378,199	(36,198,716)	2,131	(17,721)	(85,553)	(489,422)
Contract owners’ equity beginning of period	15,088,542	19,820,830	44,525,428	80,724,144	170,920	188,641	1,214,048	1,703,470

Contract owners’ equity end of period	$28,329,230	15,088,542	92,903,627	44,525,428	173,051	170,920	1,128,495	1,214,048

CHANGES IN UNITS:
Beginning units	3,262,667	3,870,859	3,758,384	4,560,947	13,950	15,259	135,789	175,231
Units purchased	3,155,780	34,493	4,834,183	41,566	72	70	2,347	1,523
Units redeemed	(1,198,726)	(642,685)	(1,568,179)	(844,129)	(1,763)	(1,379)	(27,597)	(40,965)

Ending units	5,219,721	3,262,667	7,024,388	3,758,384	12,259	13,950	110,539	135,789

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MNDSC		MVFSC		MVIVSC		MSVFI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(17,358)	(19,699)	94,008	34,600	15,908	(4,403)	105,315	63,136
Realized gain (loss) on investments	162,311	74,101	2,351,741	(1,003,520)	14,172	79,348	52,604	639
Change in unrealized gain (loss) on investments	(98,673)	(265,583)	1,824,215	101,100	808,442	(148,204)	83,248	14,771
Reinvested capital gains	99,267	117,072	257,856	141,999	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	145,547	(94,109)	4,527,820	(725,821)	838,522	(73,259)	241,167	78,546

Equity transactions:
Purchase payments received from contract owners (note 3)	27,673	7,881	486,251	937,264	279,456	118,974	12,818	9,942
Transfers between funds	723,850	(42,359)	801,170	2,174,166	2,237,218	4,644,814	(345,348)	68,377
Redemptions (note 3)	(266,425)	(362,040)	(4,833,223)	(6,523,466)	(977,479)	(561,059)	(489,834)	(665,475)
Annuity benefits	-	-	(29,156)	(34,695)	-	-	-	-
Contract maintenance charges (note 2)	(1)	-	(907)	(954)	(40)	(23)	(70)	(65)
Contingent deferred sales charges (note 2)	(45)	(173)	(5,368)	(6,014)	(1,105)	(350)	(692)	(1,109)
Adjustments to maintain reserves	(78)	(73)	(354)	(416)	(196)	(9,716)	(89)	(200)

Net equity transactions	484,974	(396,764)	(3,581,587)	(3,454,115)	1,537,854	4,192,640	(823,215)	(588,530)

Net change in contract owners’ equity	630,521	(490,873)	946,233	(4,179,936)	2,376,376	4,119,381	(582,048)	(509,984)
Contract owners’ equity beginning of period	750,462	1,241,335	32,090,621	36,270,557	5,136,625	1,017,244	3,167,075	3,677,059

Contract owners’ equity end of period	$1,380,983	750,462	33,036,854	32,090,621	7,513,001	5,136,625	2,585,027	3,167,075

CHANGES IN UNITS:
Beginning units	58,141	84,336	2,989,414	3,299,060	491,546	94,481	274,506	332,360
Units purchased	109,437	3,647	487,491	1,511,838	341,155	538,896	63,893	6,051,638
Units redeemed	(64,824)	(29,842)	(776,809)	(1,821,484)	(205,303)	(141,831)	(130,979)	(6,109,492)

Ending units	102,754	58,141	2,700,096	2,989,414	627,398	491,546	207,420	274,506

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSVF2		MSEM		MSVMG		MSVRE
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$21,657	13,974	173,770	260,206	(890)	(864)	(7,896)	(7,886)
Realized gain (loss) on investments	(6,202)	(8,368)	217,103	14,723	703	8,976	55,009	87,782
Change in unrealized gain (loss) on investments	44,498	24,552	1,170,017	221,337	(2,311)	(10,584)	83,867	(40,768)
Reinvested capital gains	-	-	-	119,265	5,476	21	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	59,953	30,158	1,560,890	615,531	2,978	(2,451)	130,980	39,128

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	74,146	113,611	-	(14)	11,234	21,125
Transfers between funds	(7,072)	(8,638)	(175,608)	(497,998)	(93)	(18,232)	(27,635)	(73,057)
Redemptions (note 3)	(46,353)	(43,548)	(1,587,818)	(1,867,264)	(691)	(758)	(53,945)	(131,801)
Annuity benefits	(9,949)	(10,914)	(9,095)	(8,982)	(503)	(549)	(6,695)	(14,306)
Contract maintenance charges (note 2)	-	-	(237)	(257)	(5)	(5)	(131)	(111)
Contingent deferred sales charges (note 2)	-	(206)	(2,069)	(1,597)	-	26	-	22
Adjustments to maintain reserves	(4)	(25)	(596)	(170)	346	3,713	121	(890)

Net equity transactions	(63,378)	(63,331)	(1,701,277)	(2,262,657)	(946)	(15,819)	(77,051)	(199,018)

Net change in contract owners’ equity	(3,425)	(33,173)	(140,387)	(1,647,126)	2,032	(18,270)	53,929	(159,890)
Contract owners’ equity beginning of period	854,842	888,015	10,093,191	11,740,317	48,749	67,019	956,910	1,116,800

Contract owners’ equity end of period	$851,417	854,842	9,952,804	10,093,191	50,781	48,749	1,010,839	956,910

CHANGES IN UNITS:
Beginning units	62,432	66,721	306,681	377,508	4,859	6,496	29,336	35,233
Units purchased	-	24	4,126	8,284	1	-	724	1,058
Units redeemed	(2,711)	(4,313)	(51,689)	(79,111)	(77)	(1,637)	(2,353)	(6,955)

Ending units	59,721	62,432	259,118	306,681	4,783	4,859	27,707	29,336

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVAMV1		NVAMV2		GVAAA2		GVABD2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(272,913)	678,365	(28,065)	(12,878)	16,402	62,117	240,658	299,904
Realized gain (loss) on investments	1,887,398	795,050	51,321	20,877	1,767	(1,021,572)	999,801	1,118,235
Change in unrealized gain (loss) on investments	10,220,768	(2,450,456)	184,235	(49,907)	4,223,258	870,779	(364,026)	(315,415)
Reinvested capital gains	5,506,389	367,865	105,809	7,432	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,341,642	(609,176)	313,300	(34,476)	4,241,427	(88,676)	876,433	1,102,724

Equity transactions:
Purchase payments received from contract owners (note 3)	1,858,885	1,741,240	21,489	47,704	1,037,978	899,028	150,758	492,021
Transfers between funds	(7,537,639)	(10,420,021)	(11,838)	13,079	3,517,894	212,010	(196,154)	(1,597,826)
Redemptions (note 3)	(19,618,236)	(27,756,826)	(634,833)	(814,283)	(4,464,716)	(5,460,977)	(3,427,400)	(4,550,652)
Annuity benefits	(102,497)	(109,615)	-	-	(79,556)	(78,376)	(32,413)	(38,240)
Contract maintenance charges (note 2)	(3,841)	(3,892)	-	-	(1,152)	(1,181)	(327)	(357)
Contingent deferred sales charges (note 2)	(21,120)	(33,170)	(258)	(278)	(6,392)	(4,588)	(2,777)	(5,951)
Adjustments to maintain reserves	33,765	(7,110)	(95)	(88)	(275)	(279)	(261)	(394)

Net equity transactions	(25,390,683)	(36,589,394)	(625,535)	(753,866)	3,781	(4,434,363)	(3,508,574)	(5,701,399)

Net change in contract owners’ equity	(8,049,041)	(37,198,570)	(312,235)	(788,342)	4,245,208	(4,523,039)	(2,632,141)	(4,598,675)
Contract owners’ equity beginning of period	138,966,051	176,164,621	2,747,398	3,535,740	30,056,258	34,579,297	24,297,920	28,896,595

Contract owners’ equity end of period	$130,917,010	138,966,051	2,435,163	2,747,398	34,301,466	30,056,258	21,665,779	24,297,920

CHANGES IN UNITS:
Beginning units	9,880,961	12,471,315	202,068	256,614	2,662,323	3,070,605	2,054,466	2,540,834
Units purchased	217,651	417,291	8,559	15,544	510,388	355,791	262,822	305,302
Units redeemed	(1,894,335)	(3,007,645)	(51,036)	(70,090)	(491,615)	(764,073)	(549,269)	(791,670)

Ending units	8,204,277	9,880,961	159,591	202,068	2,681,096	2,662,323	1,768,019	2,054,466

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(59,970)	(36,244)	(359,209)	(367,315)	(18,778)	(22,976)	1,808,805	2,162,802
Realized gain (loss) on investments	(244,972)	(1,358,248)	(802,970)	(2,759,266)	1,037,885	(99,068)	(478,210)	(1,216,411)
Change in unrealized gain (loss) on investments	4,053,810	(853,577)	6,884,479	786,049	850,436	(295,421)	2,052,332	(68,509)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,748,868	(2,248,069)	5,722,300	(2,340,532)	1,869,543	(417,465)	3,382,927	877,882

Equity transactions:
Purchase payments received from contract owners (note 3)	404,971	469,596	731,595	1,092,732	776,099	413,304	38,665	93,630
Transfers between funds	330,528	(1,846,844)	(520,388)	3,340,934	353,646	779,271	(429,725)	(1,688,262)
Redemptions (note 3)	(3,101,095)	(4,073,859)	(5,476,498)	(7,427,009)	(2,190,180)	(1,689,973)	(3,857,387)	(5,744,265)
Annuity benefits	(17,153)	(18,432)	(51,204)	(57,003)	(43,302)	(53,076)	(15,599)	(15,327)
Contract maintenance charges (note 2)	(696)	(778)	(1,318)	(1,421)	(319)	(362)	(348)	(391)
Contingent deferred sales charges (note 2)	(3,576)	(6,800)	(8,077)	(10,122)	(2,511)	(2,564)	(1,403)	(4,297)
Adjustments to maintain reserves	(332)	(264)	2,941	(711)	(174)	(258)	(125)	(530)

Net equity transactions	(2,387,353)	(5,477,381)	(5,322,949)	(3,062,600)	(1,106,741)	(553,658)	(4,265,922)	(7,359,442)

Net change in contract owners’ equity	1,361,515	(7,725,450)	399,351	(5,403,132)	762,802	(971,123)	(882,995)	(6,481,560)
Contract owners’ equity beginning of period	19,390,934	27,116,384	37,132,308	42,535,440	12,306,612	13,277,735	27,242,599	33,724,159

Contract owners’ equity end of period	$20,752,449	19,390,934	37,531,659	37,132,308	13,069,414	12,306,612	26,359,604	27,242,599

CHANGES IN UNITS:
Beginning units	1,877,500	2,352,559	3,807,910	4,103,841	1,374,546	1,421,023	1,499,037	1,905,594
Units purchased	338,517	279,143	354,624	1,019,681	276,713	355,549	4,443	9,777
Units redeemed	(556,132)	(754,202)	(841,014)	(1,315,612)	(383,664)	(402,026)	(222,072)	(416,334)

Ending units	1,659,885	1,877,500	3,321,520	3,807,910	1,267,595	1,374,546	1,281,408	1,499,037

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	HIBF3		GEM		GEM3		GEM6
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,124,060	2,310,840	(6,896)	(7,355)	(215,240)	(201,676)	(9,804)	(11,140)
Realized gain (loss) on investments	381,361	(68,101)	(84,247)	(182,450)	92,791	(5,901,629)	53,841	24,333
Change in unrealized gain (loss) on investments	1,386,952	(1,254,835)	263,682	(194,714)	4,536,231	(4,952,430)	38,384	(213,925)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,892,373	987,904	172,539	(384,519)	4,413,782	(11,055,735)	82,421	(200,732)

Equity transactions:
Purchase payments received from contract owners (note 3)	706,301	602,339	20,744	50,858	422,879	946,015	-	9,356
Transfers between funds	(169,402)	(284,755)	(38,955)	(162,184)	(4,321,654)	(6,710,212)	6,260	(39,380)
Redemptions (note 3)	(5,105,140)	(6,705,989)	(138,796)	(311,832)	(3,898,266)	(7,895,652)	(127,550)	(174,993)
Annuity benefits	(23,880)	(25,843)	(2,763)	(3,169)	(23,189)	(32,299)	-	-
Contract maintenance charges (note 2)	(326)	(331)	(35)	(63)	(1,992)	(2,386)	-	-
Contingent deferred sales charges (note 2)	(4,033)	(6,260)	(122)	(940)	(6,701)	(16,737)	(51)	(28)
Adjustments to maintain reserves	(519)	(495)	(50)	(62)	(1,756)	(40)	(28)	(29)

Net equity transactions	(4,596,999)	(6,421,334)	(159,977)	(427,392)	(7,830,679)	(13,711,311)	(121,369)	(205,074)

Net change in contract owners’ equity	(704,626)	(5,433,430)	12,562	(811,911)	(3,416,897)	(24,767,046)	(38,948)	(405,806)
Contract owners’ equity beginning of period	31,867,022	37,300,452	1,136,549	1,948,460	32,338,751	57,105,797	588,811	994,617

Contract owners’ equity end of period	$31,162,396	31,867,022	1,149,111	1,136,549	28,921,854	32,338,751	549,863	588,811

CHANGES IN UNITS:
Beginning units	2,286,315	2,742,198	53,088	70,785	1,447,881	1,961,773	35,349	45,329
Units purchased	684,472	1,007,577	1,282	2,457	199,768	230,287	4,703	3,215
Units redeemed	(1,001,256)	(1,463,460)	(8,461)	(20,154)	(530,492)	(744,179)	(11,282)	(13,195)

Ending units	1,969,531	2,286,315	45,909	53,088	1,117,157	1,447,881	28,770	35,349

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GIG		GIG3		NVIE6		NVNMO1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(12,515)	24,730	(63,815)	36,685	(619)	(12)	190,010	(426,679)
Realized gain (loss) on investments	(41,790)	33,704	562,321	(1,495,831)	(3,325)	(4,019)	1,162,866	2,396,508
Change in unrealized gain (loss) on investments	831,862	(770,978)	2,161,661	(1,154,206)	16,734	(6,873)	3,576,195	(12,503,510)
Reinvested capital gains	-	-	-	-	-	-	4,496,098	612,655

Net increase (decrease) in contract owners’ equity resulting from operations	777,557	(712,544)	2,660,167	(2,613,352)	12,790	(10,904)	9,425,169	(9,921,026)

Equity transactions:
Purchase payments received from contract owners (note 3)	71,657	39,314	198,658	560,911	-	-	750,782	843,458
Transfers between funds	168,497	5,983,328	(1,217,443)	2,315,266	12,315	54,592	(4,887,700)	(3,073,960)
Redemptions (note 3)	(791,951)	(434,399)	(3,334,179)	(4,384,665)	(10,245)	(7,520)	(9,005,640)	(12,857,497)
Annuity benefits	(2,864)	(1,553)	(403)	(104)	(2,202)	(2,059)	(12,994)	(14,483)
Contract maintenance charges (note 2)	(114)	(73)	(576)	(584)	-	-	(1,250)	(1,543)
Contingent deferred sales charges (note 2)	(439)	(174)	(4,516)	(5,057)	-	-	(6,693)	(12,659)
Adjustments to maintain reserves	2,670	34,619	33,436	(8,071)	1	(3)	(21,970)	(415)

Net equity transactions	(552,544)	5,621,062	(4,325,023)	(1,522,304)	(131)	45,010	(13,185,465)	(15,117,099)

Net change in contract owners’ equity	225,013	4,908,518	(1,664,856)	(4,135,656)	12,659	34,106	(3,760,296)	(25,038,125)
Contract owners’ equity beginning of period	5,674,954	766,436	20,808,224	24,943,880	89,837	55,731	66,185,664	91,223,789

Contract owners’ equity end of period	$5,899,967	5,674,954	19,143,368	20,808,224	102,496	89,837	62,425,368	66,185,664

CHANGES IN UNITS:
Beginning units	523,208	62,717	1,215,140	1,299,368	12,973	7,153	8,487,495	10,221,217
Units purchased	36,568	512,881	45,440	320,310	1,860	7,163	266,031	589,091
Units redeemed	(83,800)	(52,390)	(285,003)	(404,538)	(1,825)	(1,343)	(1,835,322)	(2,322,813)

Ending units	475,976	523,208	975,577	1,215,140	13,008	12,973	6,918,204	8,487,495

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVNSR1		NVCRA2		NVCRB2		NVCCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$8,789	(13,819)	(4,173)	25,015	32,650	121,153	6,233	68,331
Realized gain (loss) on investments	166,100	645,266	104,133	113,735	179,818	679,973	394,798	112,306
Change in unrealized gain (loss) on investments	209,208	(882,687)	143,967	(401,718)	518,711	(1,082,853)	191,385	(501,521)
Reinvested capital gains	-	-	89,121	40,893	117,386	60,931	84,438	34,750

Net increase (decrease) in contract owners’ equity resulting from operations	384,097	(251,240)	333,048	(222,075)	848,565	(220,796)	676,854	(286,134)

Equity transactions:
Purchase payments received from contract owners (note 3)	73,355	124,711	85,111	165,050	263,528	249,811	82,301	466,686
Transfers between funds	898,702	1,213,521	(374,742)	263,006	1,683,974	336,108	337,615	503,122
Redemptions (note 3)	(459,244)	(628,009)	(412,613)	(252,561)	(1,393,331)	(2,199,408)	(743,070)	(1,112,453)
Annuity benefits	(611)	(628)	-	-	(4,550)	(5,700)	(1,006)	(1,019)
Contract maintenance charges (note 2)	(512)	(582)	(756)	(595)	(263)	21	(426)	(495)
Contingent deferred sales charges (note 2)	(2,376)	(2,141)	(1,928)	(1,609)	(1,721)	(3,564)	(3,091)	(1,660)
Adjustments to maintain reserves	(145)	(122)	(58)	(46)	(159)	(60)	(98)	(72)

Net equity transactions	509,169	706,750	(704,986)	173,245	547,478	(1,622,792)	(327,775)	(145,891)

Net change in contract owners’ equity	893,266	455,510	(371,938)	(48,830)	1,396,043	(1,843,588)	349,079	(432,025)
Contract owners’ equity beginning of period	3,596,599	3,141,089	2,625,176	2,674,006	8,467,322	10,310,910	5,602,794	6,034,819

Contract owners’ equity end of period	$4,489,865	3,596,599	2,253,238	2,625,176	9,863,365	8,467,322	5,951,873	5,602,794

CHANGES IN UNITS:
Beginning units	381,863	318,693	306,028	289,171	806,397	962,233	581,248	580,022
Units purchased	161,394	289,015	13,090	87,914	256,676	360,980	97,012	141,247
Units redeemed	(110,872)	(225,845)	(90,424)	(71,057)	(202,334)	(516,816)	(128,062)	(140,021)

Ending units	432,385	381,863	228,694	306,028	860,739	806,397	550,198	581,248

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVCCN2		NVCMD2		NVCMA2		NVCMC2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	38,915	118,383	39,257	238,781	(10,944)	93,143	38,684	123,682
Realized gain (loss) on investments		62,643	289,345	789,237	1,688,917	232,437	498,370	127,228	179,438
Change in unrealized gain (loss) on investments		352,796	(424,227)	889,044	(2,782,112)	551,645	(1,197,270)	409,829	(493,829)
Reinvested capital gains		130,428	53,609	297,097	125,171	199,681	78,069	157,872	52,671

Net increase (decrease) in contract owners’ equity resulting from operations		584,782	37,110	2,014,635	(729,243)	972,819	(527,688)	733,613	(138,038)

Equity transactions:
Purchase payments received from contract owners (note 3)		221,564	177,145	453,393	843,269	472,320	440,375	381,831	409,521
Transfers between funds		(259,890)	1,741,381	388,653	1,447,362	(112,416)	743,852	86,397	941,343
Redemptions (note 3)		(2,184,751)	(1,152,381)	(2,123,338)	(3,149,311)	(1,215,069)	(1,034,974)	(1,100,818)	(1,062,366)
Annuity benefits		(32,053)	(30,989)	(55,361)	(60,418)	(76,791)	(78,103)	(3,733)	(5,413)
Contract maintenance charges (note 2)		(294)	(221)	(1,341)	(1,214)	(1,008)	(779)	(338)	(248)
Contingent deferred sales charges (note 2)		(3,437)	(1,104)	(3,824)	(3,443)	(1,522)	(3,190)	(1,307)	(290)
Adjustments to maintain reserves		6,120	5,159	(235)	(25,885)	(69)	(337)	(137)	(120)

Net equity transactions		(2,252,741)	738,990	(1,342,053)	(949,640)	(934,555)	66,844	(638,105)	282,427

Net change in contract owners’ equity		(1,667,959)	776,100	672,582	(1,678,883)	38,264	(460,844)	95,508	144,389
Contract owners’ equity beginning of period		10,069,911	9,293,811	18,943,684	20,622,567	7,756,430	8,217,274	8,622,963	8,478,574

Contract owners’ equity end of period	$	8,401,952	10,069,911	19,616,266	18,943,684	7,794,694	7,756,430	8,718,471	8,622,963

CHANGES IN UNITS:
Beginning units		876,996	807,699	1,828,979	1,912,124	715,736	703,800	824,921	798,523
Units purchased		289,652	768,647	502,464	612,929	109,088	282,342	93,616	221,089
Units redeemed		(482,528)	(699,350)	(626,482)	(696,074)	(196,941)	(270,406)	(146,952)	(194,691)

Ending units		684,120	876,996	1,704,961	1,828,979	627,883	715,736	771,585	824,921

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCBD1		NVCBD2		NVLCP2		TRF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$180,427	171,281	7,543	8,066	61,280	64,110	329,384	98,786
Realized gain (loss) on investments	302,473	100,750	22,256	9,397	126,803	34,723	2,604,752	(1,793,123)
Change in unrealized gain (loss) on investments	16,428	147,169	13,363	16,006	54,615	127,769	9,899,571	1,400,569
Reinvested capital gains	52,973	-	5,975	-	129,449	5,090	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	552,301	419,200	49,137	33,469	372,147	231,692	12,833,707	(293,768)

Equity transactions:
Purchase payments received from contract owners (note 3)	308,145	131,548	6,265	2,004	153,481	75,389	1,172,108	1,687,815
Transfers between funds	859,819	1,777,925	94,251	125,137	1,154,613	3,518,902	(2,474,688)	(4,051,845)
Redemptions (note 3)	(1,700,762)	(1,315,913)	(140,863)	(45,147)	(1,258,156)	(1,586,209)	(15,110,064)	(17,967,587)
Annuity benefits	(13,491)	(16,280)	-	-	(10,165)	(8,446)	(89,070)	(109,291)
Contract maintenance charges (note 2)	(335)	(331)	-	-	(84)	(61)	(6,758)	(7,520)
Contingent deferred sales charges (note 2)	(2,601)	(2,094)	(308)	(205)	(883)	(874)	(15,190)	(21,995)
Adjustments to maintain reserves	(234)	(172)	(21)	(9)	(150)	(121)	(1,348)	(1,587)

Net equity transactions	(549,459)	574,683	(40,676)	81,780	38,656	1,998,580	(16,525,010)	(20,472,010)

Net change in contract owners’ equity	2,842	993,883	8,461	115,249	410,803	2,230,272	(3,691,303)	(20,765,778)
Contract owners’ equity beginning of period	9,225,509	8,231,626	904,698	789,449	6,019,189	3,788,917	104,613,547	125,379,325

Contract owners’ equity end of period	$9,228,351	9,225,509	913,159	904,698	6,429,992	6,019,189	100,922,244	104,613,547

CHANGES IN UNITS:
Beginning units	766,295	722,330	79,379	72,196	463,061	307,535	8,372,529	9,987,008
Units purchased	503,431	380,521	11,410	14,839	201,501	435,178	154,058	217,952
Units redeemed	(549,613)	(336,556)	(14,767)	(7,656)	(196,449)	(279,652)	(1,380,386)	(1,832,431)

Ending units	720,113	766,295	76,022	79,379	468,113	463,061	7,146,201	8,372,529

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TRF2		GBF		GBF2		CAF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,033)	(5,111)	1,976,152	4,173,929	(3,889)	50,858	(144,403)	(141,493)
Realized gain (loss) on investments	(26,088)	(50,795)	2,136,203	352,878	72,364	50,663	2,112,701	2,718,191
Change in unrealized gain (loss) on investments	81,658	50,543	(6,786,423)	8,528,350	(181,347)	201,824	1,493,152	(3,102,540)
Reinvested capital gains	-	-	6,481,589	693,023	162,690	18,621	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,537	(5,363)	3,807,521	13,748,180	49,818	321,966	3,461,450	(525,842)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,009	-	3,213,595	2,591,277	8,474	33,554	561,295	803,860
Transfers between funds	(13,309)	(31,631)	(4,012,839)	(8,189,791)	(51,437)	(273,105)	304,172	1,187,579
Redemptions (note 3)	(109,133)	(110,323)	(32,180,724)	(43,853,866)	(1,324,788)	(2,174,926)	(3,973,008)	(4,881,868)
Annuity benefits	-	-	(186,593)	(194,681)	(688)	(687)	(6,679)	(6,611)
Contract maintenance charges (note 2)	-	-	(4,026)	(4,658)	-	-	(2,448)	(2,590)
Contingent deferred sales charges (note 2)	-	(84)	(35,254)	(36,010)	(337)	(844)	(4,248)	(6,673)
Adjustments to maintain reserves	(39)	22	(493)	(1,059)	113	29	(1,245)	(59)

Net equity transactions	(117,472)	(142,016)	(33,206,334)	(49,688,788)	(1,368,663)	(2,415,979)	(3,122,161)	(2,906,362)

Net change in contract owners’ equity	(64,935)	(147,379)	(29,398,813)	(35,940,608)	(1,318,845)	(2,094,013)	339,289	(3,432,204)
Contract owners’ equity beginning of period	475,742	623,121	220,056,209	255,996,817	5,858,817	7,952,830	27,451,305	30,883,509

Contract owners’ equity end of period	$410,807	475,742	190,657,396	220,056,209	4,539,972	5,858,817	27,790,594	27,451,305

CHANGES IN UNITS:
Beginning units	45,677	59,096	12,293,357	15,180,960	438,421	626,493	3,261,287	3,600,445
Units purchased	4,075	106	2,510,918	1,774,759	15,903	12,481	300,397	637,435
Units redeemed	(14,269)	(13,525)	(4,356,733)	(4,662,362)	(117,675)	(200,553)	(629,512)	(976,593)

Ending units	35,483	45,677	10,447,542	12,293,357	336,649	438,421	2,932,172	3,261,287

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIX8		GVIDA		NVDBL2		NVDCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$39,830	94,456	113,559	265,044	35,527	45,715	6,033	9,619
Realized gain (loss) on investments	(440,621)	265,374	(4,973,056)	(4,733,651)	71,212	77,194	25,146	28,116
Change in unrealized gain (loss) on investments	1,000,600	(1,395,427)	10,310,917	2,423,366	222,600	(143,231)	69,595	(60,306)
Reinvested capital gains	-	-	-	-	51,866	5,315	12,712	884

Net increase (decrease) in contract owners’ equity resulting from operations	599,809	(1,035,597)	5,451,420	(2,045,241)	381,205	(15,007)	113,486	(21,687)

Equity transactions:
Purchase payments received from contract owners (note 3)	40,012	58,777	861,151	836,394	101,200	39,061	26,796	123,063
Transfers between funds	(2,511,726)	4,029,646	(1,205,415)	(957,686)	728,177	970,111	129,707	69,079
Redemptions (note 3)	(288,580)	(738,160)	(3,954,065)	(7,443,131)	(463,412)	(602,968)	(200,100)	(266,857)
Annuity benefits	(999)	(2,050)	(113,109)	(108,139)	(1,826)	(1,837)	(1,168)	(1,170)
Contract maintenance charges (note 2)	(80)	(88)	(6,624)	(6,746)	(148)	(32)	(119)	(77)
Contingent deferred sales charges (note 2)	(881)	(1,047)	(19,205)	(33,150)	(229)	(619)	(1,999)	(771)
Adjustments to maintain reserves	(135)	(80)	(322)	(464)	(40)	(38)	(51)	(30)

Net equity transactions	(2,762,389)	3,346,998	(4,437,589)	(7,712,922)	363,722	403,678	(46,934)	(76,763)

Net change in contract owners’ equity	(2,162,580)	2,311,401	1,013,831	(9,758,163)	744,927	388,671	66,552	(98,450)
Contract owners’ equity beginning of period	5,435,586	3,124,185	39,753,319	49,511,482	4,400,981	4,012,310	1,017,972	1,116,422

Contract owners’ equity end of period	$3,273,006	5,435,586	40,767,150	39,753,319	5,145,908	4,400,981	1,084,524	1,017,972

CHANGES IN UNITS:
Beginning units	701,900	345,841	2,902,862	3,478,795	349,250	317,412	73,171	78,659
Units purchased	94,549	605,348	512,812	381,283	82,240	119,622	14,863	19,117
Units redeemed	(435,988)	(249,289)	(820,576)	(957,216)	(53,900)	(87,784)	(17,697)	(24,605)

Ending units	360,461	701,900	2,595,098	2,902,862	377,590	349,250	70,337	73,171

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIDC		GVIDM		GVDMA		GVDMC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$226,146	620,122	781,128	2,335,015	297,172	947,943	272,568	838,712
Realized gain (loss) on investments	163,471	(297,452)	(2,282,610)	(3,294,147)	(2,707,646)	(3,707,998)	(172,528)	(824,243)
Change in unrealized gain (loss) on investments	816,295	391,917	21,435,832	(1,491,985)	14,726,916	(752,315)	4,103,118	664,581
Reinvested capital gains	646,625	170,870	-	-	-	-	276,192	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,852,537	885,457	19,934,350	(2,451,117)	12,316,442	(3,512,370)	4,479,350	679,050

Equity transactions:
Purchase payments received from contract owners (note 3)	592,329	790,348	3,116,306	4,024,944	2,254,291	2,966,386	780,354	1,404,366
Transfers between funds	3,036,497	2,673,301	(3,535,321)	(5,112,383)	(2,600,800)	(4,665,571)	(1,083,453)	(1,358,547)
Redemptions (note 3)	(7,441,332)	(11,295,447)	(33,208,120)	(51,647,320)	(18,372,990)	(26,147,181)	(8,497,493)	(14,622,261)
Annuity benefits	(34,779)	(50,790)	(645,565)	(682,497)	(302,391)	(321,957)	(136,377)	(137,565)
Contract maintenance charges (note 2)	(1,052)	(1,150)	(11,658)	(11,936)	(13,764)	(15,337)	(3,225)	(3,656)
Contingent deferred sales charges (note 2)	(7,688)	(5,142)	(42,067)	(76,500)	(44,897)	(68,227)	(18,401)	(17,982)
Adjustments to maintain reserves	(471)	(12,089)	(4,518)	(7,139)	1,120	(3,252)	(46)	(116)

Net equity transactions	(3,856,496)	(7,900,969)	(34,330,943)	(53,512,831)	(19,079,431)	(28,255,139)	(8,958,641)	(14,735,761)

Net change in contract owners’ equity	(2,003,959)	(7,015,512)	(14,396,593)	(55,963,948)	(6,762,989)	(31,767,509)	(4,479,291)	(14,056,711)
Contract owners’ equity beginning of period	48,633,249	55,648,761	224,120,282	280,084,230	107,160,828	138,928,337	69,682,768	83,739,479

Contract owners’ equity end of period	$46,629,290	48,633,249	209,723,689	224,120,282	100,397,839	107,160,828	65,203,477	69,682,768

CHANGES IN UNITS:
Beginning units	3,695,621	4,288,835	15,869,278	19,697,426	7,590,233	9,585,870	4,970,184	6,041,482
Units purchased	714,789	629,719	658,854	823,638	219,608	446,203	248,024	389,239
Units redeemed	(1,001,266)	(1,222,933)	(3,001,619)	(4,651,786)	(1,510,328)	(2,441,840)	(869,344)	(1,460,537)

Ending units	3,409,144	3,695,621	13,526,513	15,869,278	6,299,513	7,590,233	4,348,864	4,970,184

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MCIF		SAM		NVMIG1		NVMIG3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(102,049)	(410,417)	(2,623,399)	(3,169,884)	30	32	(265,816)	109,834
Realized gain (loss) on investments	1,672,668	2,688,764	-	-	117	161	1,806,589	2,423,101
Change in unrealized gain (loss) on investments	6,565,448	(7,148,226)	-	-	5,294	(1,537)	5,322,966	(8,536,436)
Reinvested capital gains	6,418,782	1,642,981	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,554,849	(3,226,898)	(2,623,399)	(3,169,884)	5,441	(1,344)	6,863,739	(6,003,501)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,255,953	1,667,097	19,798,113	28,696,584	1,226	-	394,452	695,453
Transfers between funds	(6,343,905)	(2,965,487)	52,711,328	117,178,111	51,663	(416)	(1,735,951)	(1,738,541)
Redemptions (note 3)	(14,261,432)	(20,408,359)	(119,333,539)	(165,913,105)	-	-	(7,181,845)	(8,973,473)
Annuity benefits	(72,311)	(88,087)	(274,766)	(498,899)	-	-	(8,691)	(10,412)
Contract maintenance charges (note 2)	(2,439)	(2,853)	(3,940)	(4,366)	-	-	(1,447)	(1,580)
Contingent deferred sales charges (note 2)	(15,783)	(26,954)	(85,261)	(106,162)	-	-	(7,079)	(11,016)
Adjustments to maintain reserves	(628)	6,158	(11,356)	(10,419)	(12)	(2)	(524)	(474)

Net equity transactions	(19,440,545)	(21,818,485)	(47,199,421)	(20,658,256)	52,877	(418)	(8,541,085)	(10,040,043)

Net change in contract owners’ equity	(4,885,696)	(25,045,383)	(49,822,820)	(23,828,140)	58,318	(1,762)	(1,677,346)	(16,043,544)
Contract owners’ equity beginning of period	97,135,150	122,180,533	258,584,206	282,412,346	11,874	13,636	51,109,256	67,152,800

Contract owners’ equity end of period	$92,249,454	97,135,150	208,761,386	258,584,206	70,192	11,874	49,431,910	51,109,256

CHANGES IN UNITS:
Beginning units	3,748,165	4,548,842	21,235,532	22,936,653	870	896	6,118,224	7,207,413
Units purchased	163,045	476,348	12,995,450	26,242,335	3,675	96	159,785	283,029
Units redeemed	(847,992)	(1,277,025)	(16,888,179)	(27,943,456)	(57)	(122)	(1,111,521)	(1,372,218)

Ending units	3,063,218	3,748,165	17,342,803	21,235,532	4,488	870	5,166,488	6,118,224

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVDIV2		GVDIV3		GVDIV6		NVMLG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(23)	7	(71,638)	74,678	(6,320)	222	(169,232)	(315,475)
Realized gain (loss) on investments	(103)	(102)	(2,350,431)	(3,387,382)	(64,243)	(98,123)	723,827	634,688
Change in unrealized gain (loss) on investments	421	(337)	3,774,656	1,221,761	136,480	(386)	2,168,296	(1,250,747)
Reinvested capital gains	-	-	-	-	-	-	569,918	-

Net increase (decrease) in contract owners’ equity resulting from operations	295	(432)	1,352,587	(2,090,943)	65,917	(98,287)	3,292,809	(931,534)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	178,748	287,589	394	1,267	289,126	355,935
Transfers between funds	-	-	(327,222)	(830,746)	148	(1,522)	(800,871)	(1,620,023)
Redemptions (note 3)	14	14	(1,374,162)	(2,397,421)	(36,372)	(87,233)	(3,424,154)	(5,175,353)
Annuity benefits	(186)	(212)	-	-	(9,354)	(12,241)	(30,177)	(34,584)
Contract maintenance charges (note 2)	-	-	(466)	(593)	-	-	(1,439)	(1,417)
Contingent deferred sales charges (note 2)	-	-	(2,864)	(3,430)	(7)	(142)	(6,741)	(8,064)
Adjustments to maintain reserves	(1)	-	(365)	(115)	1,147	(24)	(1,590)	(6,862)

Net equity transactions	(173)	(198)	(1,526,331)	(2,944,716)	(44,044)	(99,895)	(3,975,846)	(6,490,368)

Net change in contract owners’ equity	122	(630)	(173,744)	(5,035,659)	21,873	(198,182)	(683,037)	(7,421,902)
Contract owners’ equity beginning of period	1,990	2,620	9,469,953	14,505,612	440,815	638,997	22,853,796	30,275,698

Contract owners’ equity end of period	$2,112	1,990	9,296,209	9,469,953	462,688	440,815	22,170,759	22,853,796

CHANGES IN UNITS:
Beginning units	195	212	712,738	905,151	32,579	39,415	2,538,927	3,235,185
Units purchased	1	1	124,783	76,046	2,676	1,054	263,513	398,659
Units redeemed	(17)	(18)	(233,589)	(268,459)	(4,805)	(7,890)	(658,816)	(1,094,917)

Ending units	179	195	603,932	712,738	30,450	32,579	2,143,624	2,538,927

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(9,002)	(12,585)	15,767	(7,632)	(19,498)	(30,113)	(956,816)	(1,096,454)
Realized gain (loss) on investments	38,399	73,672	(22,564)	(86,987)	131,244	182,814	5,719,988	7,617,033
Change in unrealized gain (loss) on investments	30,395	(83,249)	1,168,951	(894,703)	379,900	(543,243)	(1,331,738)	(11,580,475)
Reinvested capital gains	12,892	-	-	282,809	-	118,986	7,806,377	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,684	(22,162)	1,162,154	(706,513)	491,646	(271,556)	11,237,811	(5,059,896)

Equity transactions:
Purchase payments received from contract owners (note 3)	37,633	(18,101)	131,875	191,886	10,813	8,550	1,168,127	1,609,747
Transfers between funds	(35,569)	(149,711)	388,586	(136,524)	(69,447)	(515,390)	(3,693,233)	(5,413,692)
Redemptions (note 3)	(103,768)	(157,116)	(1,576,981)	(1,744,115)	(649,864)	(558,297)	(13,563,970)	(18,166,884)
Annuity benefits	(610)	(603)	(388)	(534)	(14,327)	(6,468)	(72,894)	(71,854)
Contract maintenance charges (note 2)	-	-	(168)	(229)	(16)	(20)	(3,367)	(3,417)
Contingent deferred sales charges (note 2)	(86)	-	(1,295)	(2,000)	(57)	(268)	(17,439)	(27,643)
Adjustments to maintain reserves	(35,876)	(23)	(324)	(542)	37,699	(134)	25,214	(600)

Net equity transactions	(138,276)	(325,554)	(1,058,695)	(1,692,058)	(685,199)	(1,072,027)	(16,157,562)	(22,074,343)

Net change in contract owners’ equity	(65,592)	(347,716)	103,459	(2,398,571)	(193,553)	(1,343,583)	(4,919,751)	(27,134,239)
Contract owners’ equity beginning of period	540,280	887,996	7,854,560	10,253,131	3,315,398	4,658,981	85,145,114	112,279,353

Contract owners’ equity end of period	$474,688	540,280	7,958,019	7,854,560	3,121,845	3,315,398	80,225,363	85,145,114

CHANGES IN UNITS:
Beginning units	62,261	97,408	806,019	978,492	390,315	510,297	9,057,308	11,324,227
Units purchased	189	435	193,239	233,184	4,095	4,979	242,930	566,102
Units redeemed	(14,548)	(35,582)	(297,885)	(405,657)	(86,601)	(124,961)	(1,794,553)	(2,833,021)

Ending units	47,902	62,261	701,373	806,019	307,809	390,315	7,505,685	9,057,308

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMMG2		NVMMV2		SCGF		SCGF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(76,776)	(88,355)	(46,627)	(245,423)	(267,591)	(312,143)	(6,447)	(8,626)
Realized gain (loss) on investments	388,477	685,093	2,569,169	3,359,910	898,874	(985,030)	4,938	(2,753)
Change in unrealized gain (loss) on investments	(102,103)	(957,891)	159,150	(5,489,242)	2,131,203	767,695	41,495	2,368
Reinvested capital gains	547,237	-	5,672,390	274,952	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	756,835	(361,153)	8,354,082	(2,099,803)	2,762,486	(529,478)	39,986	(9,011)

Equity transactions:
Purchase payments received from contract owners (note 3)	50,940	113,576	702,057	834,915	430,837	459,657	-	853
Transfers between funds	(312,927)	(1,260,854)	(2,164,846)	(2,655,023)	(1,181,060)	(1,143,829)	25,418	(25,760)
Redemptions (note 3)	(677,750)	(664,660)	(9,342,860)	(11,658,201)	(3,659,959)	(5,080,333)	(121,724)	(99,481)
Annuity benefits	-	-	(22,114)	(20,566)	(7,887)	(8,498)	(32)	(32)
Contract maintenance charges (note 2)	-	-	(1,336)	(1,500)	(891)	(970)	-	-
Contingent deferred sales charges (note 2)	-	-	(8,992)	(16,009)	(3,104)	(6,668)	(108)	(63)
Adjustments to maintain reserves	(70)	(80)	(723)	(302)	(552)	(688)	(41)	(42)

Net equity transactions	(939,807)	(1,812,018)	(10,838,814)	(13,516,686)	(4,422,616)	(5,781,329)	(96,487)	(124,525)

Net change in contract owners’ equity	(182,972)	(2,173,171)	(2,484,732)	(15,616,489)	(1,660,130)	(6,310,807)	(56,501)	(133,536)
Contract owners’ equity beginning of period	5,872,533	8,045,704	60,158,103	75,774,592	23,771,210	30,082,017	374,626	508,162

Contract owners’ equity end of period	$5,689,561	5,872,533	57,673,371	60,158,103	22,111,080	23,771,210	318,125	374,626

CHANGES IN UNITS:
Beginning units	641,306	828,610	6,072,780	7,386,826	1,683,899	2,093,550	39,878	52,561
Units purchased	25,644	44,535	134,230	311,157	149,307	423,172	2,588	2,044
Units redeemed	(117,900)	(231,839)	(1,145,690)	(1,625,203)	(436,377)	(832,823)	(12,014)	(14,727)

Ending units	549,050	641,306	5,061,320	6,072,780	1,396,829	1,683,899	30,452	39,878

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCVF		SCVF2		SCF		SCF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(290,000)	(715,822)	(10,690)	(15,315)	(907,477)	(620,048)	(31,776)	(28,847)
Realized gain (loss) on investments	(2,415,600)	(3,384,670)	19,474	(84,476)	(5,816,670)	(7,073,506)	(81,912)	(310,641)
Change in unrealized gain (loss) on investments	19,379,035	(2,265,549)	132,737	35,117	19,453,972	637,574	324,374	206,915
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,673,435	(6,366,041)	141,521	(64,674)	12,729,825	(7,055,980)	210,686	(132,573)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,088,900	1,427,244	923	2,877	885,343	1,315,658	(1)	6,127
Transfers between funds	(3,924,376)	(4,543,260)	(24,517)	(192,117)	(4,005,654)	(5,913,682)	(7,027)	(56,810)
Redemptions (note 3)	(13,822,451)	(19,543,830)	(191,407)	(190,594)	(13,453,715)	(18,153,976)	(226,367)	(805,481)
Annuity benefits	(43,183)	(46,368)	(90)	(87)	(49,169)	(58,675)	-	-
Contract maintenance charges (note 2)	(2,236)	(3,284)	-	-	(2,625)	(3,215)	-	-
Contingent deferred sales charges (note 2)	(11,703)	(26,769)	(4)	(168)	(11,786)	(25,414)	(2)	(346)
Adjustments to maintain reserves	(1,102)	584	(9)	(26)	(45,772)	146	(69)	18

Net equity transactions	(16,716,151)	(22,735,683)	(215,104)	(380,115)	(16,683,378)	(22,839,158)	(233,466)	(856,492)

Net change in contract owners’ equity	(42,716)	(29,101,724)	(73,583)	(444,789)	(3,953,553)	(29,895,138)	(22,780)	(989,065)
Contract owners’ equity beginning of period	93,771,708	122,873,432	840,302	1,285,091	95,007,696	124,902,834	1,690,573	2,679,638

Contract owners’ equity end of period	$93,728,992	93,771,708	766,719	840,302	91,054,143	95,007,696	1,667,793	1,690,573

CHANGES IN UNITS:
Beginning units	3,501,538	4,308,309	67,112	95,306	3,983,163	4,900,621	123,033	180,903
Units purchased	86,600	164,509	2,146	2,327	103,072	150,134	1,937	7,376
Units redeemed	(654,420)	(971,280)	(17,500)	(30,521)	(749,354)	(1,067,592)	(17,709)	(65,246)

Ending units	2,933,718	3,501,538	51,758	67,112	3,336,881	3,983,163	107,261	123,033

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSBF		NVSTB2		NVOLG1		NVOLG2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$843,565	2,026,721	7,765	53,424	(1,706,436)	(1,964,559)	(132,571)	(157,708)
Realized gain (loss) on investments	2,472,953	888,970	77,263	63,521	6,894,095	1,310,954	269,309	52,173
Change in unrealized gain (loss) on investments	3,209,477	(43,706)	160,584	(71,371)	57,222,440	(13,123,827)	1,320,959	(327,551)
Reinvested capital gains	-	-	-	-	-	1,506,699	-	38,300

Net increase (decrease) in contract owners’ equity resulting from operations	6,525,995	2,871,985	245,612	45,574	62,410,099	(12,270,733)	1,457,697	(394,786)

Equity transactions:
Purchase payments received from contract owners (note 3)	703,500	954,086	294,528	77,210	3,980,551	6,197,485	128,935	26,774
Transfers between funds	3,527,046	(1,618,783)	(750,669)	(2,352,960)	(17,637,828)	(39,340,123)	(238,390)	(964,564)
Redemptions (note 3)	(9,230,802)	(11,781,456)	(1,899,443)	(2,704,368)	(57,562,095)	(77,721,255)	(2,359,041)	(2,181,441)
Annuity benefits	(32,011)	(32,119)	(47,086)	(49,821)	(345,874)	(372,805)	(7,414)	(7,164)
Contract maintenance charges (note 2)	(575)	(641)	(159)	(135)	(13,604)	(14,688)	-	-
Contingent deferred sales charges (note 2)	(8,642)	(12,235)	(2,886)	(1,718)	(53,591)	(91,327)	(928)	(1,013)
Adjustments to maintain reserves	(689)	3,782	(176)	(228)	(4,872)	3,092	(1)	130

Net equity transactions	(5,042,173)	(12,487,366)	(2,405,891)	(5,032,020)	(71,637,313)	(111,339,621)	(2,476,839)	(3,127,278)

Net change in contract owners’ equity	1,483,822	(9,615,381)	(2,160,279)	(4,986,446)	(9,227,214)	(123,610,354)	(1,019,142)	(3,522,064)
Contract owners’ equity beginning of period	60,776,777	70,392,158	11,073,362	16,059,808	376,349,356	499,959,710	9,366,255	12,888,319

Contract owners’ equity end of period	$62,260,599	60,776,777	8,913,083	11,073,362	367,122,142	376,349,356	8,347,113	9,366,255

CHANGES IN UNITS:
Beginning units	3,529,900	4,263,225	998,649	1,469,186	27,561,260	35,443,657	708,208	934,222
Units purchased	624,672	660,832	123,223	422,215	589,116	896,751	16,251	8,761
Units redeemed	(894,459)	(1,394,157)	(339,208)	(892,752)	(5,260,485)	(8,779,148)	(182,541)	(234,775)

Ending units	3,260,113	3,529,900	782,664	998,649	22,889,891	27,561,260	541,918	708,208

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVTIV3		EIF		NVRE1		ALVGIB
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	56,090	61,610	9,783	37,080	(98,073)	(254,250)	(6,809)	(9,806)
Realized gain (loss) on investments		(96,155)	112,098	2,028,516	1,737,840	6,678,302	6,371,540	(62,940)	(93,990)
Change in unrealized gain (loss) on investments		564,600	(705,320)	1,686,887	(2,512,355)	(2,156,379)	(1,385,093)	255,934	169,396
Reinvested capital gains		58,833	3,935	-	-	8,596,787	398,333	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		583,368	(527,677)	3,725,186	(737,435)	13,020,637	5,130,530	186,185	65,600

Equity transactions:
Purchase payments received from contract owners (note 3)		58,102	153,471	310,451	373,266	903,154	1,274,330	30	-
Transfers between funds		806,951	252,644	(498,525)	684,950	(1,536,515)	(1,248,985)	42,873	(50,391)
Redemptions (note 3)		(486,782)	(560,553)	(3,154,321)	(5,002,889)	(13,210,987)	(17,107,749)	(235,857)	(179,669)
Annuity benefits		-	-	(36,177)	(37,476)	(49,385)	(43,355)	-	-
Contract maintenance charges (note 2)		(549)	(630)	(1,342)	(1,145)	(2,891)	(2,967)	-	-
Contingent deferred sales charges (note 2)		(2,022)	(1,977)	(5,889)	(6,263)	(15,031)	(25,603)	-	-
Adjustments to maintain reserves		(227)	(48)	(753)	(1,703)	(1,139)	(860)	(61)	(43)

Net equity transactions		375,473	(157,093)	(3,386,556)	(3,991,260)	(13,912,794)	(17,155,189)	(193,015)	(230,103)

Net change in contract owners’ equity		958,841	(684,770)	338,630	(4,728,695)	(892,157)	(12,024,659)	(6,830)	(164,503)
Contract owners’ equity beginning of period		3,140,657	3,825,427	22,720,156	27,448,851	93,335,814	105,360,473	1,283,870	1,448,373

Contract owners’ equity end of period	$	4,099,498	3,140,657	23,058,786	22,720,156	92,443,657	93,335,814	1,277,040	1,283,870

CHANGES IN UNITS:
Beginning units		266,383	281,143	1,921,900	2,221,826	9,422,684	11,210,732	118,845	139,314
Units purchased		92,312	115,920	197,108	405,612	954,998	1,053,802	9,691	3,378
Units redeemed		(64,571)	(130,680)	(475,094)	(705,538)	(2,233,203)	(2,841,850)	(25,560)	(23,847)

Ending units		294,124	266,383	1,643,914	1,921,900	8,144,479	9,422,684	102,976	118,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ALVPGB		ALVSVB		ACVIG		ACVIG2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(18,763)	(24,010)	(86,127)	(112,991)	535,392	257,200	(1,109)	(7,967)
Realized gain (loss) on investments		18,259	43,051	151,342	313,846	(216,697)	(383,192)	(52,504)	(56,407)
Change in unrealized gain (loss) on investments		149,484	(85,395)	874,154	(1,299,380)	6,857,406	1,468,022	181,032	89,283
Reinvested capital gains		-	-	240,873	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		148,980	(66,354)	1,180,242	(1,098,525)	7,176,101	1,342,030	127,419	24,909

Equity transactions:
Purchase payments received from contract owners (note 3)		4,802	3,762	193,660	134,518	695,536	923,946	35,048	675
Transfers between funds		(6,045)	(130,400)	(544,326)	30,964	145,281	(1,629,248)	17,981	(128,985)
Redemptions (note 3)		(216,322)	(366,022)	(1,519,801)	(1,571,546)	(9,003,443)	(10,540,728)	(249,371)	(335,113)
Annuity benefits		-	-	(34,444)	(36,212)	(22,598)	(25,290)	(403)	(381)
Contract maintenance charges (note 2)		-	-	(43)	(46)	(1,612)	(1,754)	-	-
Contingent deferred sales charges (note 2)		-	(49)	(570)	(1,049)	(7,873)	(12,699)	-	(241)
Adjustments to maintain reserves		(1,278)	(60)	(266)	(491)	(1,003)	125	51	42

Net equity transactions		(218,843)	(492,769)	(1,905,790)	(1,443,862)	(8,195,712)	(11,285,648)	(196,694)	(464,003)

Net change in contract owners’ equity		(69,863)	(559,123)	(725,548)	(2,542,387)	(1,019,611)	(9,943,618)	(69,275)	(439,094)
Contract owners’ equity beginning of period		1,049,090	1,608,213	7,773,755	10,316,142	55,966,800	65,910,418	1,072,863	1,511,957

Contract owners’ equity end of period	$	979,227	1,049,090	7,048,207	7,773,755	54,947,189	55,966,800	1,003,588	1,072,863

CHANGES IN UNITS:
Beginning units		104,755	151,328	630,824	751,905	4,001,635	4,808,008	97,513	139,202
Units purchased		1,774	1,759	105,235	313,422	299,825	204,792	5,377	1,673
Units redeemed		(21,524)	(48,332)	(237,479)	(434,503)	(815,071)	(1,011,165)	(21,518)	(43,362)

Ending units		85,005	104,755	498,580	630,824	3,486,389	4,001,635	81,372	97,513

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVIP2		ACVI		ACVI3		ACVMV1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$910,398	1,877,992	(3,233)	5,225	(922)	(421)	101,547	29,066
Realized gain (loss) on investments	1,795,963	817,750	14,324	170,437	6,556	4,662	397,125	1,084,722
Change in unrealized gain (loss) on investments	(10,111)	2,995,849	265,670	(413,572)	15,255	(23,951)	489,954	(1,663,985)
Reinvested capital gains	1,625,515	770,397	-	-	-	-	648,586	306,319

Net increase (decrease) in contract owners’ equity resulting from operations	4,321,765	6,461,988	276,761	(237,910)	20,889	(19,710)	1,637,212	(243,878)

Equity transactions:
Purchase payments received from contract owners (note 3)	798,686	1,159,003	193,303	251,891	(250)	2,517	97,307	304,285
Transfers between funds	903,784	11,720,137	(271,145)	(125,582)	(2,162)	2,632	(206,989)	2,072,247
Redemptions (note 3)	(9,557,966)	(12,191,461)	(260,286)	(446,565)	(20,878)	(19,268)	(1,250,736)	(1,808,930)
Annuity benefits	(156,267)	(140,570)	(1,362)	(2,381)	(589)	(631)	-	-
Contract maintenance charges (note 2)	(550)	(945)	-	-	(12)	(17)	(383)	(400)
Contingent deferred sales charges (note 2)	(5,758)	(13,812)	(1,156)	(1,689)	-	(12)	(1,889)	(2,362)
Adjustments to maintain reserves	(699)	(1,410)	173	(303)	100	94	(221)	409

Net equity transactions	(8,018,770)	530,942	(340,473)	(324,629)	(23,791)	(14,685)	(1,362,911)	565,249

Net change in contract owners’ equity	(3,697,005)	6,992,930	(63,712)	(562,539)	(2,902)	(34,395)	274,301	321,371
Contract owners’ equity beginning of period	72,925,370	65,932,440	1,579,777	2,142,316	119,717	154,112	11,406,526	11,085,155

Contract owners’ equity end of period	$69,228,365	72,925,370	1,516,065	1,579,777	116,815	119,717	11,680,827	11,406,526

CHANGES IN UNITS:
Beginning units	4,977,859	4,962,733	111,870	131,890	9,402	10,476	958,698	914,061
Units purchased	974,156	2,096,334	8,889	15,186	76	1,379	133,130	481,355
Units redeemed	(1,508,101)	(2,081,208)	(31,115)	(35,206)	(1,834)	(2,453)	(239,911)	(436,718)

Ending units	4,443,914	4,977,859	89,644	111,870	7,644	9,402	851,917	958,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVMV2		ACVU1		ACVV		DVSCS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$715	(2,933)	(1,263)	(4,264)	16,322	20,217	(169,538)	(125,533)
Realized gain (loss) on investments	(1,225)	(5,987)	69,989	2,350	24,153	(98,591)	1,924,971	2,728,537
Change in unrealized gain (loss) on investments	34,389	(19,760)	(17,278)	603	226,680	69,265	776,328	(2,794,290)
Reinvested capital gains	24,077	14,005	-	-	-	-	847,920	64,997

Net increase (decrease) in contract owners’ equity resulting from operations	57,956	(14,675)	51,448	(1,311)	267,155	(9,109)	3,379,681	(126,289)

Equity transactions:
Purchase payments received from contract owners (note 3)	659	(1)	200	-	194,317	283,489	593,916	389,510
Transfers between funds	(23,760)	(11,582)	(264,696)	-	(96,126)	51,653	(656,004)	1,197,689
Redemptions (note 3)	(18,432)	(14,583)	(8,595)	(9,173)	(434,596)	(519,359)	(3,220,861)	(4,103,472)
Annuity benefits	(31,185)	(41,451)	-	-	(23)	-	(39,262)	(43,337)
Contract maintenance charges (note 2)	-	-	-	-	1	-	(1,327)	(1,123)
Contingent deferred sales charges (note 2)	-	(230)	-	-	(811)	(2,185)	(4,469)	(8,800)
Adjustments to maintain reserves	(1,105)	(7)	4	-	670	6,858	(393)	(604)

Net equity transactions	(73,823)	(67,854)	(273,087)	(9,173)	(336,568)	(179,544)	(3,328,400)	(2,570,137)

Net change in contract owners’ equity	(15,867)	(82,529)	(221,639)	(10,484)	(69,413)	(188,653)	51,281	(2,696,426)
Contract owners’ equity beginning of period	461,157	543,686	235,497	245,981	2,139,747	2,328,400	24,365,231	27,061,657

Contract owners’ equity end of period	$445,290	461,157	13,858	235,497	2,070,334	2,139,747	24,416,512	24,365,231

CHANGES IN UNITS:
Beginning units	33,862	38,845	22,767	23,615	108,358	117,661	1,559,234	1,716,152
Units purchased	1,614	469	83,223	-	9,047	9,426	303,818	460,476
Units redeemed	(7,031)	(5,452)	(104,793)	(848)	(25,141)	(18,729)	(497,921)	(617,394)

Ending units	28,445	33,862	1,197	22,767	92,264	108,358	1,365,131	1,559,234

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DCAP		DCAPS		DSC		DVIV
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,724,538	342,974	16,599	(3,693)	(399)	(561)	1,571	1,033
Realized gain (loss) on investments	414,890	85,675	(5,431)	(16,797)	2,316	9,281	(11,928)	(9,243)
Change in unrealized gain (loss) on investments	3,755,580	4,286,498	92,804	123,769	5,079	(17,463)	18,475	(12,247)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,895,008	4,715,147	103,972	103,279	6,996	(8,743)	8,118	(20,457)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,340,875	1,166,023	752	11,181	1,487	1,527	-	-
Transfers between funds	4,071,721	8,106,920	14,960	59,391	(52)	(4,078)	-	-
Redemptions (note 3)	(9,344,431)	(10,539,930)	(310,355)	(422,935)	(23,213)	(35,309)	(32,018)	(13,843)
Annuity benefits	(50,007)	(49,836)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,296)	(1,333)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,633)	(13,194)	(1,447)	(140)	-	(15)	-	-
Adjustments to maintain reserves	(1,225)	(1,032)	(27)	(91)	(5)	(22)	11	(6)

Net equity transactions	(3,997,996)	(1,332,382)	(296,117)	(352,594)	(21,783)	(37,897)	(32,007)	(13,849)

Net change in contract owners’ equity	1,897,012	3,382,765	(192,145)	(249,315)	(14,787)	(46,640)	(23,889)	(34,306)
Contract owners’ equity beginning of period	63,996,709	60,613,944	1,372,470	1,621,785	46,165	92,805	83,013	117,319

Contract owners’ equity end of period	$65,893,721	63,996,709	1,180,325	1,372,470	31,378	46,165	59,124	83,013

CHANGES IN UNITS:
Beginning units	3,822,632	3,905,064	111,004	139,376	4,774	8,165	6,452	7,345
Units purchased	831,000	955,974	7,733	24,296	136	3,109	-	-
Units redeemed	(1,021,974)	(1,038,406)	(30,382)	(52,668)	(2,170)	(6,500)	(2,394)	(893)

Ending units	3,631,658	3,822,632	88,355	111,004	2,740	4,774	4,058	6,452

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FCA2S		FHIBS		FQB		FQBS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(7,239)	(7,839)	114,353	164,554	3,390,985	5,358,032	86,270	172,771
Realized gain (loss) on investments	15,559	17,114	170,875	3,592	801,143	(374,374)	36,114	47,082
Change in unrealized gain (loss) on investments	3,694	(48,939)	(31,484)	(88,808)	4,929,705	(3,322,361)	187,425	(197,055)
Reinvested capital gains	25,080	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,094	(39,664)	253,744	79,338	9,121,833	1,661,297	309,809	22,798

Equity transactions:
Purchase payments received from contract owners (note 3)	1,405	675	15,589	6,333	983,919	1,238,389	39,624	3,834
Transfers between funds	(14,952)	(5,072)	99,560	174,040	(1,840,287)	(2,740,212)	(160,050)	170,113
Redemptions (note 3)	(193,574)	(66,878)	(430,668)	(586,768)	(15,430,596)	(23,850,354)	(707,007)	(1,442,566)
Annuity benefits	-	-	(207)	(197)	(73,399)	(75,309)	(712)	(707)
Contract maintenance charges (note 2)	-	-	-	-	(1,383)	(1,559)	-	-
Contingent deferred sales charges (note 2)	(1,151)	-	(55)	(709)	(8,812)	(21,429)	(52)	(307)
Adjustments to maintain reserves	(41)	(9)	31	(93)	3,233	(668)	91	31

Net equity transactions	(208,313)	(71,284)	(315,750)	(407,394)	(16,367,325)	(25,451,142)	(828,106)	(1,269,602)

Net change in contract owners’ equity	(171,219)	(110,948)	(62,006)	(328,056)	(7,245,492)	(23,789,845)	(518,297)	(1,246,804)
Contract owners’ equity beginning of period	496,562	607,510	2,243,055	2,571,111	113,296,268	137,086,113	4,546,619	5,793,423

Contract owners’ equity end of period	$325,343	496,562	2,181,049	2,243,055	106,050,776	113,296,268	4,028,322	4,546,619

CHANGES IN UNITS:
Beginning units	50,099	56,848	131,217	154,353	6,746,552	8,254,166	345,820	439,803
Units purchased	543	217	14,097	19,131	588,019	434,428	10,851	22,351
Units redeemed	(20,401)	(6,966)	(31,769)	(42,267)	(1,510,621)	(1,942,042)	(71,893)	(116,334)

Ending units	30,241	50,099	113,545	131,217	5,823,950	6,746,552	284,778	345,820

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FVSS2		FCS		FNRS2		FEIS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(10,755)	(10,661)	16,594	(28,580)	(98,065)	(107,199)	3,838,618	2,746,479
Realized gain (loss) on investments	(3)	(74,130)	(212,329)	(48,752)	3,216,148	149,367	(8,047,487)	(10,102,212)
Change in unrealized gain (loss) on investments	179,512	(4,746)	1,838,899	(345,175)	(2,547,635)	(2,095,750)	22,821,298	7,362,541
Reinvested capital gains	-	-	-	-	-	-	13,681,559	-

Net increase (decrease) in contract owners’ equity resulting from operations	168,754	(89,537)	1,643,164	(422,507)	570,448	(2,053,582)	32,293,988	6,808

Equity transactions:
Purchase payments received from contract owners (note 3)	5,872	7,326	1,129,890	1,490,643	465,590	892,351	2,726,839	3,068,096
Transfers between funds	(49,833)	(71,052)	(145,076)	(112,961)	(3,411,903)	706,885	(4,186,518)	(6,559,943)
Redemptions (note 3)	(237,389)	(153,561)	(1,825,205)	(3,123,499)	(3,435,503)	(4,080,751)	(35,093,679)	(39,639,507)
Annuity benefits	-	-	(132)	5	(23,851)	(18,867)	(149,559)	(158,222)
Contract maintenance charges (note 2)	-	-	(25)	(18)	(976)	(1,034)	(3,748)	(4,244)
Contingent deferred sales charges (note 2)	(14)	(23)	(7,154)	(15,503)	(6,094)	(7,273)	(26,384)	(43,717)
Adjustments to maintain reserves	(22)	(65)	(917)	3,634	(643)	(1,639)	1,036	779

Net equity transactions	(281,386)	(217,375)	(848,619)	(1,757,699)	(6,413,380)	(2,510,328)	(36,732,013)	(43,336,758)

Net change in contract owners’ equity	(112,632)	(306,912)	794,545	(2,180,206)	(5,842,932)	(4,563,910)	(4,438,025)	(43,329,950)
Contract owners’ equity beginning of period	769,295	1,076,207	11,188,582	13,368,788	22,514,971	27,078,881	215,838,261	259,168,211

Contract owners’ equity end of period	$656,663	769,295	11,983,127	11,188,582	16,672,039	22,514,971	211,400,236	215,838,261

CHANGES IN UNITS:
Beginning units	61,512	76,877	545,334	627,694	2,263,082	2,554,064	14,580,614	17,468,381
Units purchased	473	2,384	21,758	34,215	459,261	1,124,827	494,088	776,189
Units redeemed	(19,766)	(17,749)	(59,392)	(116,575)	(1,109,928)	(1,415,809)	(2,752,326)	(3,663,956)

Ending units	42,219	61,512	507,700	545,334	1,612,415	2,263,082	12,322,376	14,580,614

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FEI2		FF10S		FF10S2		FF20S
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$43,630	14,618	55,232	102,254	(173)	(191)	88,078	76,646
Realized gain (loss) on investments	(328,302)	(480,890)	707,535	(1,073)	1,108	482	396,337	(77,005)
Change in unrealized gain (loss) on investments	672,548	435,445	87,569	(329,188)	3,250	(1,912)	408,979	(239,459)
Reinvested capital gains	312,136	-	144,611	53,279	853	298	112,591	31,484

Net increase (decrease) in contract owners’ equity resulting from operations	700,012	(30,827)	994,947	(174,728)	5,038	(1,323)	1,005,985	(208,334)

Equity transactions:
Purchase payments received from contract owners (note 3)	32,035	9,148	116,098	94,913	27	-	490,083	308,712
Transfers between funds	(50,780)	(234,502)	352,617	2,595,734	10,730	-	1,631,053	926,685
Redemptions (note 3)	(1,071,802)	(1,422,519)	(1,730,265)	(1,575,444)	(3,874)	(2,836)	(1,233,940)	(1,246,588)
Annuity benefits	-	-	(7,185)	(8,393)	(5,808)	(5,798)	(5,132)	(7,730)
Contract maintenance charges (note 2)	-	-	(107)	(109)	-	-	(909)	(971)
Contingent deferred sales charges (note 2)	(524)	(1,330)	(682)	(2,753)	-	-	(14,606)	(8,254)
Adjustments to maintain reserves	(118)	42	(151)	(180)	1	-	(173)	(529)

Net equity transactions	(1,091,189)	(1,649,161)	(1,269,675)	1,103,768	1,076	(8,634)	866,376	(28,675)

Net change in contract owners’ equity	(391,177)	(1,679,988)	(274,728)	929,040	6,114	(9,957)	1,872,361	(237,009)
Contract owners’ equity beginning of period	5,066,400	6,746,388	10,348,481	9,419,441	56,041	65,998	8,233,917	8,470,926

Contract owners’ equity end of period	$4,675,223	5,066,400	10,073,753	10,348,481	62,155	56,041	10,106,278	8,233,917

CHANGES IN UNITS:
Beginning units	459,405	604,329	915,875	819,834	4,823	5,528	763,176	767,233
Units purchased	12,564	14,050	171,430	328,846	830	19	214,020	176,359
Units redeemed	(103,101)	(158,974)	(281,633)	(232,805)	(789)	(724)	(140,657)	(180,416)

Ending units	368,868	459,405	805,672	915,875	4,864	4,823	836,539	763,176

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FF20S2		FF30S		FF30S2		FGOS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(205)	(74)	59,024	64,930	816	1,299	(6,798)	(7,455)
Realized gain (loss) on investments	(722)	(1,340)	275,876	163,154	18,397	(36,619)	57,271	(15,374)
Change in unrealized gain (loss) on investments	13,537	(3,449)	472,428	(530,600)	16,310	22,152	65,438	31,851
Reinvested capital gains	1,627	518	59,084	18,769	2,764	944	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,237	(4,345)	866,412	(283,747)	38,287	(12,224)	115,911	9,022

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	294,919	164,435	(47)	-	63,690	54,183
Transfers between funds	-	-	212,562	2,380,020	(9,222)	6,046	335,460	67,496
Redemptions (note 3)	(3,493)	(6,068)	(907,756)	(1,136,635)	(18,154)	(19,316)	(187,235)	(207,032)
Annuity benefits	(8,354)	(8,477)	-	-	(15,287)	(26,389)	-	-
Contract maintenance charges (note 2)	-	16	(1,559)	(1,555)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(9,503)	(5,346)	-	-	(535)	(1,138)
Adjustments to maintain reserves	-	(2)	(130)	(133)	(995)	(4)	(322)	344

Net equity transactions	(11,847)	(14,531)	(411,467)	1,400,786	(43,705)	(39,663)	211,058	(86,147)

Net change in contract owners’ equity	2,390	(18,876)	454,945	1,117,039	(5,418)	(51,887)	326,969	(77,125)
Contract owners’ equity beginning of period	134,787	153,663	6,195,674	5,078,635	311,288	363,175	650,728	727,853

Contract owners’ equity end of period	$137,177	134,787	6,650,619	6,195,674	305,870	311,288	977,697	650,728

CHANGES IN UNITS:
Beginning units	11,497	12,701	605,991	478,176	26,670	29,732	65,159	73,468
Units purchased	72	80	112,785	337,220	166	18,507	38,961	8,176
Units redeemed	(1,015)	(1,284)	(149,320)	(209,405)	(3,743)	(21,569)	(21,072)	(16,485)

Ending units	10,554	11,497	569,456	605,991	23,093	26,670	83,048	65,159

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FGS		FG2		FHIS		FHISR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,007,739)	(1,479,552)	(35,698)	(44,928)	2,008,375	2,673,799	2,992,861	3,565,022
Realized gain (loss) on investments	10,496,309	11,048,936	158,906	110,329	(1,084,976)	(1,629,820)	(132,703)	3,075,554
Change in unrealized gain (loss) on investments	10,705,775	(11,192,664)	160,312	(108,371)	4,724,097	522,628	3,437,949	(4,607,318)
Reinvested capital gains	-	600,523	-	9,111	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,194,345	(1,022,757)	283,520	(33,859)	5,647,496	1,566,607	6,298,107	2,033,258

Equity transactions:
Purchase payments received from contract owners (note 3)	2,549,727	3,664,485	12,193	17,132	179,848	208,033	938,889	875,536
Transfers between funds	(6,389,785)	(241,583)	(133,067)	36,903	(1,502,004)	(2,018,443)	3,246,988	(892,666)
Redemptions (note 3)	(23,342,846)	(27,823,174)	(280,073)	(501,473)	(6,725,622)	(10,603,795)	(5,183,042)	(6,873,996)
Annuity benefits	(83,929)	(91,879)	-	-	(15,405)	(15,182)	-	-
Contract maintenance charges (note 2)	(6,863)	(7,435)	-	-	(557)	(630)	(305)	(287)
Contingent deferred sales charges (note 2)	(19,724)	(36,628)	(154)	(481)	(2,809)	(7,803)	(3,189)	(5,596)
Adjustments to maintain reserves	(3,562)	(662)	(45)	(37)	(1,174)	(244)	(463)	(381)

Net equity transactions	(27,296,982)	(24,536,876)	(401,146)	(447,956)	(8,067,723)	(12,438,064)	(1,001,122)	(6,897,390)

Net change in contract owners’ equity	(7,102,637)	(25,559,633)	(117,626)	(481,815)	(2,420,227)	(10,871,457)	5,296,985	(4,864,132)
Contract owners’ equity beginning of period	154,981,265	180,540,898	2,294,256	2,776,071	47,085,523	57,956,980	59,333,297	64,197,429

Contract owners’ equity end of period	$147,878,628	154,981,265	2,176,630	2,294,256	44,665,296	47,085,523	64,630,282	59,333,297

CHANGES IN UNITS:
Beginning units	11,526,597	13,259,948	224,696	266,660	3,441,039	4,355,171	4,959,858	5,516,431
Units purchased	595,238	1,397,865	17,152	9,507	12,158	21,961	3,762,009	4,144,213
Units redeemed	(2,426,078)	(3,131,216)	(52,100)	(51,471)	(563,875)	(936,093)	(3,931,896)	(4,700,786)

Ending units	9,695,757	11,526,597	189,748	224,696	2,889,322	3,441,039	4,789,971	4,959,858

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FIGBS		FMCS		FMC2		FOS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$622,054	1,273,942	(235,750)	(457,384)	(89,540)	(137,225)	104,879	24,194
Realized gain (loss) on investments	1,596,311	858,832	1,779,111	656,225	(22,415)	(41,461)	158,806	523,375
Change in unrealized gain (loss) on investments	(1,032,107)	(86,490)	434,115	(5,614,047)	352,842	(731,892)	2,295,233	(3,930,486)
Reinvested capital gains	1,614,466	1,819,183	2,677,468	71,098	472,090	11,506	48,050	37,957

Net increase (decrease) in contract owners’ equity resulting from operations	2,800,724	3,865,467	4,654,944	(5,344,108)	712,977	(899,072)	2,606,968	(3,344,960)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,116,534	858,884	821,888	870,715	14,413	31,338	96,961	73,690
Transfers between funds	134,219	(2,213,864)	(3,168,250)	(3,823,575)	(60,806)	(217,936)	(661,647)	(951,589)
Redemptions (note 3)	(9,077,942)	(12,309,626)	(5,665,934)	(7,442,249)	(653,761)	(1,847,496)	(1,785,026)	(2,873,589)
Annuity benefits	(94,958)	(131,692)	(368)	(386)	(83,330)	(97,858)	(7,862)	(8,133)
Contract maintenance charges (note 2)	(1,587)	(1,736)	(1,092)	(1,180)	(115)	-	(103)	(111)
Contingent deferred sales charges (note 2)	(9,936)	(13,557)	(9,348)	(9,364)	(165)	(1,195)	(625)	(1,512)
Adjustments to maintain reserves	1,452	(567)	(370)	880	(778)	341	(41,917)	125

Net equity transactions	(7,932,218)	(13,812,158)	(8,023,474)	(10,405,159)	(784,542)	(2,132,806)	(2,400,219)	(3,761,119)

Net change in contract owners’ equity	(5,131,494)	(9,946,691)	(3,368,530)	(15,749,267)	(71,565)	(3,031,878)	206,749	(7,106,079)
Contract owners’ equity beginning of period	64,302,226	74,248,917	37,261,808	53,011,075	5,980,712	9,012,590	14,533,560	21,639,639

Contract owners’ equity end of period	$59,170,732	64,302,226	33,893,278	37,261,808	5,909,147	5,980,712	14,740,309	14,533,560

CHANGES IN UNITS:
Beginning units	4,529,810	5,555,592	3,553,566	4,461,090	257,566	352,256	1,153,475	1,404,565
Units purchased	736,725	1,077,648	330,826	926,720	4,966	13,332	2,101	3,099
Units redeemed	(1,290,560)	(2,103,430)	(1,037,224)	(1,834,244)	(36,913)	(108,022)	(175,797)	(254,189)

Ending units	3,975,975	4,529,810	2,847,168	3,553,566	225,619	257,566	979,779	1,153,475

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FO2R		FOSR		FVSS		FTVIS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(4,349)	(25,764)	159,109	19,945	(71,734)	(41,324)	2,759,841	2,460,546
Realized gain (loss) on investments	(364,688)	(361,741)	(2,574,884)	(2,960,978)	997,729	1,602,103	(1,136,842)	(1,751,601)
Change in unrealized gain (loss) on investments	824,528	(279,748)	6,723,028	(2,890,730)	1,664,721	(2,764,699)	4,019,195	(104,092)
Reinvested capital gains	9,057	7,343	79,665	65,120	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	464,548	(659,910)	4,386,918	(5,766,643)	2,590,716	(1,203,920)	5,642,194	604,853

Equity transactions:
Purchase payments received from contract owners (note 3)	26,902	16,164	326,776	853,253	122,535	238,526	734,595	793,142
Transfers between funds	756	(7,211)	(585,648)	(1,528,878)	78,663	(1,742,283)	5,129,242	3,033,534
Redemptions (note 3)	(553,414)	(835,935)	(4,281,477)	(5,438,703)	(1,680,677)	(2,230,665)	(7,068,034)	(7,569,567)
Annuity benefits	(148)	(162)	(37,534)	(50,525)	(12,111)	(13,387)	(62,496)	(78,023)
Contract maintenance charges (note 2)	-	-	(832)	(1,014)	(502)	(454)	(514)	(572)
Contingent deferred sales charges (note 2)	(94)	(741)	(4,294)	(9,012)	(1,868)	(3,605)	(6,731)	(5,407)
Adjustments to maintain reserves	(73)	(4)	386	(346)	(346)	(274)	(493)	(112)

Net equity transactions	(526,071)	(827,889)	(4,582,623)	(6,175,225)	(1,494,306)	(3,752,142)	(1,274,431)	(3,827,005)

Net change in contract owners’ equity	(61,523)	(1,487,799)	(195,705)	(11,941,868)	1,096,410	(4,956,062)	4,367,763	(3,222,152)
Contract owners’ equity beginning of period	2,736,362	4,224,161	24,470,768	36,412,636	10,608,366	15,564,428	49,736,759	52,958,911

Contract owners’ equity end of period	$2,674,839	2,736,362	24,275,063	24,470,768	11,704,776	10,608,366	54,104,522	49,736,759

CHANGES IN UNITS:
Beginning units	239,221	299,579	1,944,416	2,367,047	774,871	1,026,381	4,067,800	4,370,430
Units purchased	8,657	12,655	107,924	221,064	133,456	81,308	862,835	1,047,141
Units redeemed	(50,232)	(73,013)	(435,467)	(643,695)	(228,174)	(332,818)	(948,704)	(1,349,771)

Ending units	197,646	239,221	1,616,873	1,944,416	680,153	774,871	3,981,931	4,067,800

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVRD2		FTVSV2		FTVDM3		TIF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,018	(56)	(46,696)	(70,881)	31,838	(20,240)	422	123
Realized gain (loss) on investments	17,915	6,211	154,816	4,960,357	49,068	1,797,198	(1,117)	477
Change in unrealized gain (loss) on investments	50,059	22,538	1,964,911	(5,857,628)	859,667	(3,748,153)	4,406	(3,827)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,992	28,693	2,073,031	(968,152)	940,573	(1,971,195)	3,711	(3,227)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(980)	191,668	504,630	96,919	147,869	-	-
Transfers between funds	(5,285)	85,888	(1,991,730)	(5,235,706)	3,153,148	(2,935,069)	(1,770)	-
Redemptions (note 3)	(44,015)	(15,276)	(2,244,826)	(3,211,677)	(1,326,648)	(1,956,437)	387	367
Annuity benefits	(59,770)	(58,880)	(27,425)	(34,520)	(19,185)	(20,908)	(2,356)	(3,029)
Contract maintenance charges (note 2)	(141)	-	(510)	(547)	(250)	(280)	(1)	-
Contingent deferred sales charges (note 2)	(47)	(89)	(3,089)	(3,471)	(1,701)	(1,873)	-	-
Adjustments to maintain reserves	(577)	(14)	(840)	(265)	(357)	(338)	(53)	(7)

Net equity transactions	(109,835)	10,649	(4,076,752)	(7,981,556)	1,901,926	(4,767,036)	(3,793)	(2,669)

Net change in contract owners’ equity	(40,843)	39,342	(2,003,721)	(8,949,708)	2,842,499	(6,738,231)	(82)	(5,896)
Contract owners’ equity beginning of period	717,755	678,413	14,485,865	23,435,573	7,751,919	14,490,150	24,991	30,887

Contract owners’ equity end of period	$676,912	717,755	12,482,144	14,485,865	10,594,418	7,751,919	24,909	24,991

CHANGES IN UNITS:
Beginning units	55,911	55,395	1,387,527	2,143,936	715,467	1,121,698	1,784	1,946
Units purchased	551	7,298	161,943	1,374,758	432,576	360,108	34	29
Units redeemed	(8,738)	(6,782)	(531,865)	(2,131,167)	(269,998)	(766,339)	(295)	(191)

Ending units	47,724	55,911	1,017,605	1,387,527	878,045	715,467	1,523	1,784

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TIF3		FTVGI3		FTVFA2		AMTB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$139,763	50,515	2,725,968	2,643,973	73,402	(48,098)	362,324	648,523
Realized gain (loss) on investments	47,854	1,114,352	1,512,368	894,787	94,371	288,294	(110,267)	(59,754)
Change in unrealized gain (loss) on investments	1,065,593	(2,144,565)	2,414,958	(5,221,208)	286,373	(405,392)	471,312	(794,698)
Reinvested capital gains	-	-	84,184	386,748	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,253,210	(979,698)	6,737,478	(1,295,700)	454,146	(165,196)	723,369	(205,929)

Equity transactions:
Purchase payments received from contract owners (note 3)	83,994	94,806	554,608	1,079,282	48,254	170,692	264,977	227,236
Transfers between funds	1,323,273	286,454	(2,191,316)	4,271,807	(533,533)	225,531	1,383,839	(2,217,601)
Redemptions (note 3)	(847,531)	(937,673)	(9,466,423)	(7,877,165)	(501,271)	(567,544)	(4,736,746)	(5,288,911)
Annuity benefits	(17,433)	(22,430)	(21,380)	(22,540)	(2,283)	(2,319)	(39,719)	(40,276)
Contract maintenance charges (note 2)	(135)	(152)	(539)	(589)	(68)	(73)	(516)	(597)
Contingent deferred sales charges (note 2)	(907)	(1,203)	(6,216)	(8,129)	(1,429)	(674)	(3,153)	(17,159)
Adjustments to maintain reserves	(287)	(209)	(440)	3,646	(152)	(188)	(365)	(1,642)

Net equity transactions	540,974	(580,407)	(11,131,706)	(2,553,688)	(990,482)	(174,575)	(3,131,683)	(7,338,950)

Net change in contract owners’ equity	1,794,184	(1,560,105)	(4,394,228)	(3,849,388)	(536,336)	(339,771)	(2,408,314)	(7,544,879)
Contract owners’ equity beginning of period	7,246,638	8,806,743	54,726,498	58,575,886	4,119,862	4,459,633	22,807,083	30,351,962

Contract owners’ equity end of period	$9,040,822	7,246,638	50,332,270	54,726,498	3,583,526	4,119,862	20,398,769	22,807,083

CHANGES IN UNITS:
Beginning units	745,150	798,014	3,466,837	3,633,038	452,981	478,144	2,113,398	2,809,299
Units purchased	219,355	340,412	382,640	1,082,426	49,543	221,688	267,265	282,604
Units redeemed	(165,480)	(393,276)	(1,046,071)	(1,248,627)	(157,460)	(246,851)	(577,285)	(978,505)

Ending units	799,025	745,150	2,803,406	3,466,837	345,064	452,981	1,803,378	2,113,398

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMGP		AMCG		AMTP		AMFAS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(2,775)	(2,494)	(4,943)	(6,052)	(663)	(973)	(16,465)	(25,400)
Realized gain (loss) on investments	10,098	2,362	27,660	92,063	363	3,160	(23,860)	285,891
Change in unrealized gain (loss) on investments	10,863	(8,882)	6,811	(89,534)	7,394	(9,978)	128,915	(368,121)
Reinvested capital gains	1,362	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,548	(9,014)	29,528	(3,523)	7,094	(7,791)	88,590	(107,630)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,310	868	(16,448)	53,625	1,205	(1,587)	4,631	36,108
Transfers between funds	143	(2,837)	(31,625)	(49,127)	3,244	(598)	(73,197)	(119,243)
Redemptions (note 3)	(31,974)	(4,082)	(15,533)	(155,032)	(1,940)	(5,836)	(256,524)	(269,497)
Annuity benefits	-	-	651	(5,896)	-	-	(2,826)	(2,961)
Contract maintenance charges (note 2)	(17)	(17)	(39)	(39)	(7)	(3)	(14)	(15)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(90)	(259)
Adjustments to maintain reserves	-	(6)	345	158	(4)	(28)	(74)	(128)

Net equity transactions	(30,538)	(6,074)	(62,649)	(156,311)	2,498	(8,052)	(328,094)	(355,995)

Net change in contract owners’ equity	(10,990)	(15,088)	(33,121)	(159,834)	9,592	(15,843)	(239,504)	(463,625)
Contract owners’ equity beginning of period	184,483	199,571	290,341	450,175	46,304	62,147	1,278,907	1,742,532

Contract owners’ equity end of period	$173,493	184,483	257,220	290,341	55,896	46,304	1,039,403	1,278,907

CHANGES IN UNITS:
Beginning units	15,702	16,109	17,132	25,562	4,144	4,601	137,510	185,434
Units purchased	81	87	87	5,783	532	841	28,449	288,917
Units redeemed	(2,574)	(494)	(2,317)	(14,213)	(271)	(1,298)	(63,209)	(336,841)

Ending units	13,209	15,702	14,902	17,132	4,405	4,144	102,750	137,510

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMSRS		OVGR		OVGS3		OVGS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(70,094)	(76,036)	(13,458)	(22,980)	726,914	139,692	461,468	117,213
Realized gain (loss) on investments	265,344	669,607	60,842	66,277	(927,247)	1,000,530	2,771,845	6,398,466
Change in unrealized gain (loss) on investments	564,121	(1,023,629)	312,674	(102,915)	13,444,656	(8,792,391)	5,125,843	(11,277,489)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	759,371	(430,058)	360,058	(59,618)	13,244,323	(7,652,169)	8,359,156	(4,761,810)

Equity transactions:
Purchase payments received from contract owners (note 3)	80,063	87,260	372,461	575,543	1,498,540	1,883,559	106,423	150,105
Transfers between funds	(362,609)	28,762	(65,090)	(274,614)	(2,597,372)	(1,914,888)	(1,965,669)	(3,844,543)
Redemptions (note 3)	(1,037,443)	(1,175,821)	(699,066)	(793,868)	(11,395,311)	(15,773,275)	(6,611,537)	(10,894,228)
Annuity benefits	(3,584)	(3,888)	(79)	(5,360)	(39,823)	(49,979)	(39,209)	(42,704)
Contract maintenance charges (note 2)	(236)	(275)	-	-	(2,722)	(3,087)	(437)	(614)
Contingent deferred sales charges (note 2)	(837)	(1,055)	(1,910)	(4,531)	(13,692)	(27,692)	(2,012)	(7,781)
Adjustments to maintain reserves	(130)	(228)	1,120	(1,016)	(576)	(716)	(447)	(694)

Net equity transactions	(1,324,776)	(1,065,245)	(392,564)	(503,846)	(12,550,956)	(15,886,078)	(8,512,888)	(14,640,459)

Net change in contract owners’ equity	(565,405)	(1,495,303)	(32,506)	(563,464)	693,367	(23,538,247)	(153,732)	(19,402,269)
Contract owners’ equity beginning of period	8,269,888	9,765,191	2,828,267	3,391,731	72,838,359	96,376,606	46,304,325	65,706,594

Contract owners’ equity end of period	$7,704,483	8,269,888	2,795,761	2,828,267	73,531,726	72,838,359	46,150,593	46,304,325

CHANGES IN UNITS:
Beginning units	634,052	717,855	178,265	209,242	3,682,904	4,418,360	3,666,878	4,726,587
Units purchased	56,091	184,720	9,217	10,582	196,416	371,883	11,807	18,317
Units redeemed	(152,326)	(268,523)	(30,923)	(41,559)	(775,971)	(1,107,339)	(628,503)	(1,078,026)

Ending units	537,817	634,052	156,559	178,265	3,103,349	3,682,904	3,050,182	3,666,878

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVGSS		OVGI		OVGIS		OVSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,102	(14,657)	(139,528)	(240,341)	(28,781)	(31,706)	(61,041)	(42,798)
Realized gain (loss) on investments	88,236	332,840	930,063	4,046,357	79,872	64,628	969,411	349,445
Change in unrealized gain (loss) on investments	179,636	(504,231)	13,529,484	(5,003,334)	302,423	(88,797)	650,811	(358,156)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	268,974	(186,048)	14,320,019	(1,197,318)	353,514	(55,875)	1,559,181	(51,509)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	87	1,018,754	1,577,509	2,890	14,919	222,102	111,587
Transfers between funds	(63,097)	(46,663)	(3,934,847)	(2,715,096)	(81,473)	(12,218)	(361,837)	3,834,104
Redemptions (note 3)	(536,070)	(662,295)	(14,247,410)	(19,523,944)	(359,561)	(475,440)	(1,281,034)	(1,525,185)
Annuity benefits	(3,026)	(3,216)	(48,134)	(58,705)	-	-	(117)	(114)
Contract maintenance charges (note 2)	-	-	(2,221)	(2,050)	-	-	(195)	(187)
Contingent deferred sales charges (note 2)	(359)	(235)	(12,900)	(19,134)	-	(394)	(1,797)	(1,794)
Adjustments to maintain reserves	(9)	(60)	(963)	242	(45)	(66)	(245)	193

Net equity transactions	(602,561)	(712,382)	(17,227,721)	(20,741,178)	(438,189)	(473,199)	(1,423,123)	2,418,604

Net change in contract owners’ equity	(333,587)	(898,430)	(2,907,702)	(21,938,496)	(84,675)	(529,074)	136,058	2,367,095
Contract owners’ equity beginning of period	1,761,845	2,660,275	94,560,098	116,498,594	2,533,407	3,062,481	11,652,375	9,285,280

Contract owners’ equity end of period	$1,428,258	1,761,845	91,652,396	94,560,098	2,448,732	2,533,407	11,788,433	11,652,375

CHANGES IN UNITS:
Beginning units	125,525	171,295	7,294,295	8,884,716	233,999	277,137	1,204,457	930,790
Units purchased	-	-	538,160	2,425,784	2,284	6,725	678,707	1,497,941
Units redeemed	(39,906)	(45,770)	(1,714,737)	(4,016,205)	(38,900)	(49,863)	(840,089)	(1,224,274)

Ending units	85,619	125,525	6,117,718	7,294,295	197,383	233,999	1,043,075	1,204,457

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVSCS		OVAG		OVSB		OVSBS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,545)	(1,532)	(625,638)	(707,355)	(2,193)	-	148,860	41,203
Realized gain (loss) on investments	2,785	1,408	3,654,401	4,291,259	478	-	55,631	11,058
Change in unrealized gain (loss) on investments	23,429	(8,289)	4,987,237	(3,242,085)	19,170	-	152,317	(149,435)
Reinvested capital gains	-	-	-	-	-	-	41,583	50,347

Net increase (decrease) in contract owners’ equity resulting from operations	24,669	(8,413)	8,016,000	341,819	17,455	-	398,391	(46,827)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(4)	1,211,282	1,489,040	7,136	-	1,957	17,455
Transfers between funds	-	(18,990)	(1,089,846)	(3,423,126)	1,330,671	-	64,924	161,468
Redemptions (note 3)	(4,516)	(4,276)	(8,858,766)	(10,501,293)	(78,906)	-	(648,227)	(954,524)
Annuity benefits	(9,684)	(9,483)	(4,665)	(5,864)	-	-	(406)	-
Contract maintenance charges (note 2)	-	-	(3,560)	(4,003)	(2)	-	-	-
Contingent deferred sales charges (note 2)	-	-	(11,851)	(21,694)	-	-	(134)	(476)
Adjustments to maintain reserves	2	(5)	(1,425)	(393)	15	-	(72)	192

Net equity transactions	(14,198)	(32,758)	(8,758,831)	(12,467,333)	1,258,914	-	(581,958)	(775,885)

Net change in contract owners’ equity	10,471	(41,171)	(742,831)	(12,125,514)	1,276,369	-	(183,567)	(822,712)
Contract owners’ equity beginning of period	156,394	197,565	54,194,836	66,320,350	-	-	3,665,294	4,488,006

Contract owners’ equity end of period	$166,865	156,394	53,452,005	54,194,836	1,276,369	-	3,481,727	3,665,294

CHANGES IN UNITS:
Beginning units	11,138	13,564	4,099,641	5,038,472	-	-	235,323	284,422
Units purchased	87	86	279,674	694,544	144,997	-	21,886	35,990
Units redeemed	(997)	(2,512)	(872,420)	(1,633,375)	(19,361)	-	(57,829)	(85,089)

Ending units	10,228	11,138	3,506,895	4,099,641	125,636	-	199,380	235,323

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVAAD		PMVFAD		PMVLAD		PMVRRA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$87,205	-	375,416	72,004	252,880	161,065	(740)	8,500
Realized gain (loss) on investments	8,587	-	182,427	401,419	237,048	194,329	45,949	65,244
Change in unrealized gain (loss) on investments	30,322	-	(375,326)	81,270	1,236,380	(478,868)	(17,864)	(23,714)
Reinvested capital gains	-	-	178,796	32,411	-	-	63,221	33,909

Net increase (decrease) in contract owners’ equity resulting from operations	126,114	-	361,313	587,104	1,726,308	(123,474)	90,566	83,939

Equity transactions:
Purchase payments received from contract owners (note 3)	94,584	-	87,725	148,602	847,081	615,728	163,550	111,866
Transfers between funds	3,531,027	-	(1,174,029)	4,196,871	8,326,948	12,740,108	60,348	470,220
Redemptions (note 3)	(76,621)	-	(1,556,576)	(2,051,634)	(6,323,620)	(8,438,806)	(327,263)	(303,697)
Annuity benefits	-	-	(1,560)	-	(32,999)	(20,226)	-	-
Contract maintenance charges (note 2)	(17)	-	(39)	(58)	(308)	(329)	-	-
Contingent deferred sales charges (note 2)	-	-	(392)	(3,073)	(3,560)	(4,834)	(1,942)	(1,049)
Adjustments to maintain reserves	(17)	-	374	(1,666)	1,029	(687)	9	(68)

Net equity transactions	3,548,956	-	(2,644,497)	2,289,042	2,814,571	4,890,954	(105,298)	277,272

Net change in contract owners’ equity	3,675,070	-	(2,283,184)	2,876,146	4,540,879	4,767,480	(14,732)	361,211
Contract owners’ equity beginning of period	-	-	9,987,017	7,110,871	37,988,236	33,220,756	1,216,314	855,103

Contract owners’ equity end of period	$3,675,070	-	7,703,833	9,987,017	42,529,115	37,988,236	1,201,582	1,216,314

CHANGES IN UNITS:
Beginning units	-	-	790,240	602,956	3,301,266	2,894,543	86,160	66,930
Units purchased	364,841	-	120,070	663,991	1,232,335	2,288,543	42,809	76,320
Units redeemed	(19,365)	-	(324,199)	(476,707)	(1,002,590)	(1,881,820)	(49,802)	(57,090)

Ending units	345,476	-	586,111	790,240	3,531,011	3,301,266	79,167	86,160

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		PMVTRA		PMVTRD		PVGIB		ACEG2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	43,224	42,862	157,404	41,216	50	1	(31,526)	(24,958)
Realized gain (loss) on investments		33,616	62,923	63,825	(14,152)	(596)	(772)	172,395	141,430
Change in unrealized gain (loss) on investments		102,417	(79,007)	305,182	(115,089)	2,275	53	(63,452)	(212,800)
Reinvested capital gains		54,683	38,096	321,568	87,116	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		233,940	64,874	847,979	(909)	1,729	(718)	77,417	(96,328)

Equity transactions:
Purchase payments received from contract owners (note 3)		297,845	307,342	859,671	195,154	-	-	22,775	20,247
Transfers between funds		340,785	419,663	10,489,311	6,403,202	-	-	1,095,479	19,154
Redemptions (note 3)		(727,375)	(1,006,676)	(1,550,691)	(386,512)	(860)	(785)	(293,854)	(319,386)
Annuity benefits		-	-	-	-	-	-	(1,379)	-
Contract maintenance charges (note 2)		-	-	(95)	(6)	-	-	(5)	-
Contingent deferred sales charges (note 2)		(2,819)	(2,138)	(1,091)	(102)	-	-	-	(87)
Adjustments to maintain reserves		(678)	1,055	(313)	(2,843)	1	(3)	222	(58)

Net equity transactions		(92,242)	(280,754)	9,796,792	6,208,893	(859)	(788)	823,238	(280,130)

Net change in contract owners’ equity		141,698	(215,880)	10,644,771	6,207,984	870	(1,506)	900,655	(376,458)
Contract owners’ equity beginning of period		2,705,068	2,920,948	6,207,984	-	10,123	11,629	1,140,716	1,517,174

Contract owners’ equity end of period	$	2,846,766	2,705,068	16,852,755	6,207,984	10,993	10,123	2,041,371	1,140,716

CHANGES IN UNITS:
Beginning units		189,504	209,787	619,895	-	950	1,028	113,135	138,423
Units purchased		49,588	72,662	1,446,425	811,883	13	12	129,394	8,655
Units redeemed		(55,005)	(92,945)	(513,005)	(191,988)	(86)	(90)	(53,857)	(33,943)

Ending units		184,087	189,504	1,553,315	619,895	877	950	188,672	113,135

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ACC2		ACEG		AVBV2		AVGI
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(23,825)	(30,982)	(371)	-	(130)	(445)	(493)	(2,743)
Realized gain (loss) on investments		(68,905)	(44,788)	(247)	-	13,089	1,091	15,800	45,669
Change in unrealized gain (loss) on investments		1,012,573	(154,306)	(1,085)	-	(8,440)	(3,913)	(575)	(42,945)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		919,843	(230,076)	(1,703)	-	4,519	(3,267)	14,732	(19)

Equity transactions:
Purchase payments received from contract owners (note 3)		12,380	59,031	514	-	(4,631)	-	171	19,040
Transfers between funds		(226,048)	(288,118)	52,515	-	(28,904)	-	-	(191,649)
Redemptions (note 3)		(1,051,281)	(1,383,380)	(6,533)	-	(2,802)	(1,679)	(97,769)	(167,782)
Annuity benefits		(5,080)	(4,986)	-	-	4,703	(4,378)	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(264)	(229)	-	-	-	(13)	-	-
Adjustments to maintain reserves		(71)	(54)	6	-	(37,134)	49	(11)	(13)

Net equity transactions		(1,270,364)	(1,617,736)	46,502	-	(68,768)	(6,021)	(97,609)	(340,404)

Net change in contract owners’ equity		(350,521)	(1,847,812)	44,799	-	(64,249)	(9,288)	(82,877)	(340,423)
Contract owners’ equity beginning of period		5,941,451	7,789,263	-	-	64,249	73,537	147,542	487,965

Contract owners’ equity end of period	$	5,590,930	5,941,451	44,799	-	-	64,249	64,665	147,542

CHANGES IN UNITS:
Beginning units		512,532	647,015	-	-	6,785	7,408	11,470	37,621
Units purchased		8,699	9,092	5,311	-	-	-	12	7,558
Units redeemed		(109,195)	(143,575)	(681)	-	(6,785)	(623)	(7,044)	(33,709)

Ending units		412,036	512,532	4,630	-	-	6,785	4,438	11,470

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		AVCE2		IVKEI1		IVHS		IVRE
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(6,673)	(8,966)	1,880	(1,102)	(1,386)	(1,174)	(1,836)	7,869
Realized gain (loss) on investments		38,898	35,631	(444)	(2,353)	4,797	17,447	10,079	45,421
Change in unrealized gain (loss) on investments		36,751	(39,212)	24,826	(20,687)	16,580	(14,498)	70,048	(87,399)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		68,976	(12,547)	26,262	(24,142)	19,991	1,775	78,291	(34,109)

Equity transactions:
Purchase payments received from contract owners (note 3)		316	67,698	626	2,449	22,124	16,079	50,217	63,374
Transfers between funds		(7,382)	3,350	(67)	285,879	66,008	48,130	27,606	34,579
Redemptions (note 3)		(123,190)	(220,680)	(24,038)	(25,541)	(16,916)	(83,999)	(67,034)	(116,363)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(29)	(61)	-	(9)	(28)	(19)	(166)	(141)
Adjustments to maintain reserves		(28)	(17)	(2)	(13)	10	(61)	(154)	(8)

Net equity transactions		(130,313)	(149,710)	(23,481)	262,765	71,198	(19,870)	10,469	(18,559)

Net change in contract owners’ equity		(61,337)	(162,257)	2,781	238,623	91,189	(18,095)	88,760	(52,668)
Contract owners’ equity beginning of period		645,547	807,804	238,623	-	84,962	103,057	289,925	342,593

Contract owners’ equity end of period	$	584,210	645,547	241,404	238,623	176,151	84,962	378,685	289,925

CHANGES IN UNITS:
Beginning units		63,040	77,258	26,106	-	7,570	9,435	31,564	34,474
Units purchased		437	10,811	65	28,896	7,047	5,607	8,470	26,330
Units redeemed		(12,306)	(25,029)	(2,464)	(2,790)	(1,491)	(7,472)	(7,475)	(29,240)

Ending units		51,171	63,040	23,707	26,106	13,126	7,570	32,559	31,564

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		VYDS		ROCMC		SBLD		SBLJ
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(6,776)	(20,286)	(9,341)	11,586	(2,534)	(2,676)	(1,517)	(1,588)
Realized gain (loss) on investments		(126,269)	(81,482)	46,324	(23,929)	(11,193)	(1,727)	10,170	16,846
Change in unrealized gain (loss) on investments		596,070	(220,595)	(322)	(127,419)	42,869	(33,746)	10,588	(22,024)
Reinvested capital gains		-	-	17,579	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		463,025	(322,363)	54,240	(139,762)	29,142	(38,149)	19,241	(6,766)

Equity transactions:
Purchase payments received from contract owners (note 3)		66,102	43,077	103,371	174,479	41,796	40,420	12,115	14,135
Transfers between funds		(42,019)	(185,887)	(137,359)	(132,571)	(24,546)	6,706	998	(404)
Redemptions (note 3)		(584,472)	(892,990)	(63,078)	(123,274)	(103,447)	(20,973)	(38,684)	(26,698)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		-	(1,106)	(410)	(1,009)	(1,014)	(54)	(43)	(73)
Adjustments to maintain reserves		(95)	(91)	85	(202)	(17)	65	(20)	3

Net equity transactions		(560,484)	(1,036,997)	(97,391)	(82,577)	(87,228)	26,164	(25,634)	(13,037)

Net change in contract owners’ equity		(97,459)	(1,359,360)	(43,151)	(222,339)	(58,086)	(11,985)	(6,393)	(19,803)
Contract owners’ equity beginning of period		3,264,930	4,624,290	838,766	1,061,105	228,895	240,880	134,874	154,677

Contract owners’ equity end of period	$	3,167,471	3,264,930	795,615	838,766	170,809	228,895	128,481	134,874

CHANGES IN UNITS:
Beginning units		294,187	383,725	75,757	83,270	26,678	23,376	15,074	16,355
Units purchased		5,793	5,326	7,595	12,510	1,933	4,746	976	2,604
Units redeemed		(51,556)	(94,864)	(15,813)	(20,023)	(11,349)	(1,444)	(3,492)	(3,885)

Ending units		248,424	294,187	67,539	75,757	17,262	26,678	12,558	15,074

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SBLN		SBLO		SBLP		SBLQ
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(1,684)	(1,284)	(6,213)	(9,582)	(4,602)	(4,066)	(10,345)	(11,376)
Realized gain (loss) on investments		20,392	2,808	110,172	116,231	27,382	53,502	116,006	90,788
Change in unrealized gain (loss) on investments		(3,569)	(1,474)	(35,615)	(134,605)	30,416	(49,023)	46,582	(147,371)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		15,139	50	68,344	(27,956)	53,196	413	152,243	(67,959)

Equity transactions:
Purchase payments received from contract owners (note 3)		9,640	10,634	49,595	99,619	49,893	65,670	79,344	107,205
Transfers between funds		68,866	2,054	(504,978)	276,327	91,484	89,233	(92,063)	125,388
Redemptions (note 3)		(4,803)	(53,078)	(108,468)	(627,642)	(128,100)	(162,548)	(201,709)	(337,262)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(15)	(15)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(44)	(155)	(261)	(705)	(1,134)	(314)	(974)	(1,639)
Adjustments to maintain reserves		(45)	3	(151)	257	(81)	126	292	(107)

Net equity transactions		73,599	(40,557)	(564,263)	(252,144)	12,062	(7,833)	(215,110)	(106,415)

Net change in contract owners’ equity		88,738	(40,507)	(495,919)	(280,100)	65,258	(7,420)	(62,867)	(174,374)
Contract owners’ equity beginning of period		96,775	137,282	774,297	1,054,397	416,021	423,441	921,474	1,095,848

Contract owners’ equity end of period	$	185,513	96,775	278,378	774,297	481,279	416,021	858,607	921,474

CHANGES IN UNITS:
Beginning units		8,621	12,170	76,596	98,721	29,110	29,311	73,734	82,673
Units purchased		12,336	816	7,789	25,647	15,817	15,387	18,327	31,752
Units redeemed		(6,201)	(4,365)	(60,246)	(47,772)	(15,263)	(15,588)	(33,911)	(40,691)

Ending units		14,756	8,621	24,139	76,596	29,664	29,110	58,150	73,734

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SBLV		SBLX		SBLY		TRHS2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(23,389)	(24,841)	(995)	(1,135)	(280)	(249)	(184,436)	(54,989)
Realized gain (loss) on investments		109,404	67,984	2,161	21,651	528	3,011	649,179	64,029
Change in unrealized gain (loss) on investments		225,073	(245,990)	7,170	(24,049)	1,214	(4,554)	2,526,162	(248,121)
Reinvested capital gains		-	-	-	-	-	-	396,572	-

Net increase (decrease) in contract owners’ equity resulting from operations		311,088	(202,847)	8,336	(3,533)	1,462	(1,792)	3,387,477	(239,081)

Equity transactions:
Purchase payments received from contract owners (note 3)		281,796	331,775	14,978	22,795	8,624	5,418	510,492	225,094
Transfers between funds		(6,611)	11,961	(13,055)	(9,890)	1,650	17,299	11,708,455	7,469,835
Redemptions (note 3)		(331,702)	(625,053)	-	(44,088)	-	(25,045)	(1,728,263)	(1,008,126)
Annuity benefits		-	-	-	-	-	-	(8,589)	(226)
Contract maintenance charges (note 2)		-	-	-	-	-	-	(247)	(49)
Contingent deferred sales charges (note 2)		(1,266)	(2,891)	(35)	(466)	(2)	(78)	(1,680)	(641)
Adjustments to maintain reserves		557	158	(1)	(48)	(16)	14	(269)	(602)

Net equity transactions		(57,226)	(284,050)	1,887	(31,697)	10,256	(2,392)	10,479,899	6,685,285

Net change in contract owners’ equity		253,862	(486,897)	10,223	(35,230)	11,718	(4,184)	13,867,376	6,446,204
Contract owners’ equity beginning of period		1,920,046	2,406,943	81,932	117,162	16,622	20,806	7,809,879	1,363,675

Contract owners’ equity end of period	$	2,173,908	1,920,046	92,155	81,932	28,340	16,622	21,677,255	7,809,879

CHANGES IN UNITS:
Beginning units		165,613	189,899	8,735	12,090	1,849	2,191	674,188	129,181
Units purchased		38,517	37,571	1,447	4,815	1,349	1,531	1,316,381	1,047,393
Units redeemed		(42,262)	(61,857)	(1,277)	(8,170)	(317)	(1,873)	(543,249)	(502,386)

Ending units		161,868	165,613	8,905	8,735	2,881	1,849	1,447,320	674,188

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		VWHAS		VWEM		VWHA		WRASP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	10,722	-	(248,215)	2,639	(88,650)	26,117	40,707	(185,881)
Realized gain (loss) on investments		132,987	-	(1,418,170)	(1,014,141)	(882,332)	1,225,700	1,921,224	13,379,146
Change in unrealized gain (loss) on investments		(47,403)	-	5,971,494	(3,649,755)	(1,527,949)	(4,078,889)	27,314,516	(29,630,335)
Reinvested capital gains		53,266	-	-	-	1,235,353	201,990	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		149,572	-	4,305,109	(4,661,257)	(1,263,578)	(2,625,082)	29,276,447	(16,437,070)

Equity transactions:
Purchase payments received from contract owners (note 3)		327,599	-	290,943	138,170	142,371	161,059	1,720,766	2,978,176
Transfers between funds		3,386,205	-	16,656,279	(827,666)	27,277,177	(550,324)	(7,582,824)	(3,020,228)
Redemptions (note 3)		(229,985)	-	(2,477,707)	(2,284,405)	(5,995,369)	(1,843,788)	(29,918,806)	(51,489,524)
Annuity benefits		-	-	(161)	(183)	(4,273)	(18,536)	(43,583)	(41,252)
Contract maintenance charges (note 2)		(32)	-	(299)	(311)	(232)	(67)	(483)	(366)
Contingent deferred sales charges (note 2)		(280)	-	(2,453)	(2,278)	(1,930)	(4,180)	(41,695)	(54,892)
Adjustments to maintain reserves		(476,284)	-	(313)	(328)	(695)	(310)	(195)	(4,335)

Net equity transactions		3,007,223	-	14,466,289	(2,977,001)	21,417,049	(2,256,146)	(35,866,820)	(51,632,421)

Net change in contract owners’ equity		3,156,795	-	18,771,398	(7,638,258)	20,153,471	(4,881,228)	(6,590,373)	(68,069,491)
Contract owners’ equity beginning of period		-	-	12,003,434	19,641,692	12,008,599	16,889,827	177,937,025	246,006,516

Contract owners’ equity end of period	$	3,156,795	-	30,774,832	12,003,434	32,162,070	12,008,599	171,346,652	177,937,025

CHANGES IN UNITS:
Beginning units		-	-	475,910	581,474	354,656	412,231	8,197,211	10,423,052
Units purchased		658,302	-	649,431	7,547	941,029	8,773	487,802	1,095,334
Units redeemed		(331,252)	-	(219,872)	(113,111)	(394,870)	(66,348)	(1,989,508)	(3,321,175)

Ending units		327,050	-	905,469	475,910	900,815	354,656	6,695,505	8,197,211

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		WRBP		WRBDP		WRCEP		WRDIV
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	181,105	217,898	1,874,267	1,585,366	(565,447)	(921,509)	(3,540)	(11,932)
Realized gain (loss) on investments		2,227,263	3,893,805	1,513,484	1,298,404	6,797,849	9,932,852	56,369	125,797
Change in unrealized gain (loss) on investments		(226,844)	(7,119,620)	77,511	2,383,158	409,503	(11,760,857)	1,935,894	(1,211,019)
Reinvested capital gains		2,567,876	4,250,371	744,247	673,132	10,649,920	3,993,075	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		4,749,400	1,242,454	4,209,509	5,940,060	17,291,825	1,243,561	1,988,723	(1,097,154)

Equity transactions:
Purchase payments received from contract owners (note 3)		418,167	607,675	657,055	916,425	870,602	979,204	195,180	267,425
Transfers between funds		1,341,360	(531,318)	6,387,663	1,846,658	(3,203,141)	(2,381,444)	(1,228,417)	(190,375)
Redemptions (note 3)		(7,999,416)	(11,662,122)	(15,175,921)	(22,441,381)	(17,826,998)	(26,160,910)	(2,687,829)	(4,060,360)
Annuity benefits		(9,354)	(9,031)	(26,218)	(27,858)	(10,731)	(10,252)	(487)	(1,150)
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(2,247)	(8,222)	(5,133)	(14,693)	(14,582)	(15,465)	(1,947)	(9,009)
Adjustments to maintain reserves		46	(21)	248	114	264	337	(3)	(61)

Net equity transactions		(6,251,444)	(11,603,039)	(8,162,306)	(19,720,735)	(20,184,586)	(27,588,530)	(3,723,503)	(3,993,530)

Net change in contract owners’ equity		(1,502,044)	(10,360,585)	(3,952,797)	(13,780,675)	(2,892,761)	(26,344,969)	(1,734,780)	(5,090,684)
Contract owners’ equity beginning of period		47,028,529	57,389,114	96,675,414	110,456,089	107,090,847	133,435,816	17,555,402	22,646,086

Contract owners’ equity end of period	$	45,526,485	47,028,529	92,722,617	96,675,414	104,198,086	107,090,847	15,820,622	17,555,402

CHANGES IN UNITS:
Beginning units		3,231,584	4,034,607	6,157,959	7,474,683	9,558,169	11,988,244	1,359,638	1,654,847
Units purchased		274,453	329,507	819,508	983,896	395,733	806,935	94,055	226,159
Units redeemed		(673,965)	(1,132,530)	(1,323,712)	(2,300,620)	(2,028,965)	(3,237,010)	(359,696)	(521,368)

Ending units		2,832,072	3,231,584	5,653,755	6,157,959	7,924,937	9,558,169	1,093,997	1,359,638

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRENG		WRGBP		WRGNR		WRGP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(88,877)	(126,950)	48,870	18,105	(239,143)	(400,286)	(1,169,438)	(920,216)
Realized gain (loss) on investments	(331,224)	(255,068)	1,084	(4,488)	(5,446,507)	(3,243,603)	7,024,466	10,133,988
Change in unrealized gain (loss) on investments	423,008	(645,624)	42,766	(28,061)	4,480,134	(3,782,615)	(1,631,017)	(12,234,373)
Reinvested capital gains	-	-	2,421	-	1,257,006	-	8,123,967	4,656,340

Net increase (decrease) in contract owners’ equity resulting from operations	2,907	(1,027,642)	95,141	(14,444)	51,490	(7,426,504)	12,347,978	1,635,739

Equity transactions:
Purchase payments received from contract owners (note 3)	80,356	258,959	55,277	13,008	199,782	371,914	1,039,439	1,236,398
Transfers between funds	(1,611,706)	(574,305)	1,382,304	1,473,501	(1,933,780)	(3,574,814)	(4,163,212)	(3,267,793)
Redemptions (note 3)	(954,557)	(2,341,016)	(215,985)	(108,016)	(3,861,405)	(8,368,344)	(18,243,149)	(27,354,704)
Annuity benefits	-	-	-	-	(592)	(1,179)	(9,289)	(8,881)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,129)	(2,286)	-	(1)	(10,343)	(10,604)	(12,911)	(16,726)
Adjustments to maintain reserves	(31)	(29)	(45)	(14)	(118)	456	61	198

Net equity transactions	(2,487,067)	(2,658,677)	1,221,551	1,378,478	(5,606,456)	(11,582,571)	(21,389,061)	(29,411,508)

Net change in contract owners’ equity	(2,484,160)	(3,686,319)	1,316,692	1,364,034	(5,554,966)	(19,009,075)	(9,041,083)	(27,775,769)
Contract owners’ equity beginning of period	8,933,064	12,619,383	1,364,034	-	23,112,272	42,121,347	112,696,920	140,472,689

Contract owners’ equity end of period	$6,448,904	8,933,064	2,680,726	1,364,034	17,557,306	23,112,272	103,655,837	112,696,920

CHANGES IN UNITS:
Beginning units	805,071	1,023,074	138,156	-	1,820,540	2,580,151	10,732,698	13,537,586
Units purchased	122,150	256,526	172,835	200,290	163,667	200,550	294,009	876,457
Units redeemed	(347,180)	(474,529)	(52,988)	(62,134)	(612,783)	(960,161)	(2,176,231)	(3,681,345)

Ending units	580,041	805,071	258,003	138,156	1,371,424	1,820,540	8,850,476	10,732,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRHIP		WRIP		WRI2P		WRLTBP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$3,895,983	4,925,867	261,238	(272,796)	162,597	80,507	111,327	19,895
Realized gain (loss) on investments	689,914	264,811	1,518,761	3,718,059	(2,008,603)	(1,905,228)	5,311	4,168
Change in unrealized gain (loss) on investments	7,317,699	(1,956,990)	991,128	(6,452,185)	3,178,270	(740,993)	(169,691)	(16,445)
Reinvested capital gains	-	-	1,970,962	-	110,534	-	127,757	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,903,596	3,233,688	4,742,089	(3,006,922)	1,442,798	(2,565,714)	74,704	7,618

Equity transactions:
Purchase payments received from contract owners (note 3)	896,348	572,566	270,220	457,396	119,594	94,686	47,102	45,602
Transfers between funds	11,111,848	2,379,700	160,347	(2,724,877)	(976,398)	(54,708)	3,067,197	2,902,767
Redemptions (note 3)	(12,126,231)	(20,381,604)	(5,438,477)	(9,167,032)	(2,130,126)	(3,782,360)	(432,665)	(591,243)
Annuity benefits	(26,636)	(26,213)	(3,636)	(3,893)	(10,396)	(11,773)	-	-
Contract maintenance charges (note 2)	(29)	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,273)	(19,218)	(5,603)	(4,625)	(3,445)	(7,010)	(127)	-
Adjustments to maintain reserves	(28)	(176)	(25)	201	(11)	46	(16)	(15)

Net equity transactions	(154,001)	(17,474,945)	(5,017,174)	(11,442,830)	(3,000,782)	(3,761,119)	2,681,491	2,357,111

Net change in contract owners’ equity	11,749,595	(14,241,257)	(275,085)	(14,449,752)	(1,557,984)	(6,326,833)	2,756,195	2,364,729
Contract owners’ equity beginning of period	70,450,384	84,691,641	30,658,554	45,108,306	13,454,269	19,781,102	2,364,729	-

Contract owners’ equity end of period	$82,199,979	70,450,384	30,383,469	30,658,554	11,896,285	13,454,269	5,120,924	2,364,729

CHANGES IN UNITS:
Beginning units	3,451,947	4,324,579	2,824,384	3,816,483	988,441	1,234,813	233,219	-
Units purchased	771,291	670,131	230,507	254,064	73,849	155,605	375,144	320,771
Units redeemed	(785,610)	(1,542,763)	(658,283)	(1,246,163)	(282,151)	(401,977)	(114,139)	(87,552)

Ending units	3,437,628	3,451,947	2,396,608	2,824,384	780,139	988,441	494,224	233,219

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRMIC		WRMCG		WRMMP		WRRESP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(45,214)	(53,573)	(157,352)	(183,733)	(242,326)	(311,359)	(33,251)	(35,314)
Realized gain (loss) on investments	80,931	180,551	700,091	1,152,384	-	-	(354,533)	(1,002,965)
Change in unrealized gain (loss) on investments	38,839	(552,173)	(272,612)	(1,829,127)	-	-	1,651,739	1,405,801
Reinvested capital gains	330,117	-	1,358,391	572,924	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	404,673	(425,195)	1,628,518	(287,552)	(242,326)	(311,359)	1,263,955	367,522

Equity transactions:
Purchase payments received from contract owners (note 3)	53,286	140,809	179,002	142,513	4,001,718	5,639,323	69,649	76,866
Transfers between funds	(98,706)	(404,028)	1,190,191	(319,585)	8,008,357	19,152,881	(299,561)	(374,273)
Redemptions (note 3)	(454,627)	(1,062,496)	(2,238,193)	(3,956,969)	(18,945,495)	(26,960,393)	(1,419,078)	(2,158,301)
Annuity benefits	(4,177)	(4,331)	-	-	(27,982)	(29,475)	(5,575)	(5,243)
Contract maintenance charges (note 2)	-	-	(12)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(464)	(1,789)	(1,546)	(4,184)	(1,088)	(29,049)	(4,759)	(3,644)
Adjustments to maintain reserves	(74)	(48)	(122)	(86)	2,403	3,406	(5)	(46)

Net equity transactions	(504,762)	(1,331,883)	(870,680)	(4,138,311)	(6,962,087)	(2,223,307)	(1,659,329)	(2,464,641)

Net change in contract owners’ equity	(100,089)	(1,757,078)	757,838	(4,425,863)	(7,204,413)	(2,534,666)	(395,374)	(2,097,119)
Contract owners’ equity beginning of period	3,884,101	5,641,179	13,490,037	17,915,900	26,677,961	29,212,627	8,390,276	10,487,395

Contract owners’ equity end of period	$3,784,012	3,884,101	14,247,875	13,490,037	19,473,548	26,677,961	7,994,902	8,390,276

CHANGES IN UNITS:
Beginning units	269,527	360,541	849,997	1,112,006	2,452,513	2,650,355	565,907	733,906
Units purchased	37,136	40,131	168,001	243,149	1,951,749	3,773,046	51,217	89,096
Units redeemed	(69,425)	(131,145)	(218,359)	(505,158)	(2,598,997)	(3,970,888)	(154,402)	(257,095)

Ending units	237,238	269,527	799,639	849,997	1,805,265	2,452,513	462,722	565,907

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRSTP		WRSCP		WRSCV		WRVP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(729,999)	(847,410)	(573,350)	(733,076)	(43,428)	(51,857)	88,704	(214,694)
Realized gain (loss) on investments	3,165,662	5,972,317	1,074,573	3,350,929	47,512	(43,492)	369,928	951,028
Change in unrealized gain (loss) on investments	8,054,879	(12,014,698)	712,618	(10,215,660)	603,667	(1,117,820)	3,195,112	(5,188,767)
Reinvested capital gains	4,612,332	2,726,712	1,191,119	568,594	432,601	-	3,707,698	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,102,874	(4,163,079)	2,404,960	(7,029,213)	1,040,352	(1,213,169)	7,361,442	(4,452,433)

Equity transactions:
Purchase payments received from contract owners (note 3)	716,187	789,729	607,736	710,211	28,221	128,854	284,770	375,709
Transfers between funds	(2,099,521)	(2,257,905)	(1,209,598)	(2,056,650)	(741,761)	(48,254)	(2,077,472)	(637,182)
Redemptions (note 3)	(10,173,047)	(17,368,817)	(8,445,057)	(14,225,533)	(1,120,619)	(1,640,589)	(8,260,379)	(12,408,656)
Annuity benefits	(1,825)	(2,200)	(988)	(1,055)	(11,390)	(12,198)	(9,727)	(11,099)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(15,271)	(13,775)	(5,569)	(7,988)	(1,569)	(1,880)	(8,178)	(5,921)
Adjustments to maintain reserves	454	1,426	(34)	208	(76)	45	(85)	(123)

Net equity transactions	(11,573,023)	(18,851,542)	(9,053,510)	(15,580,807)	(1,847,194)	(1,574,022)	(10,071,071)	(12,687,272)

Net change in contract owners’ equity	3,529,851	(23,014,621)	(6,648,550)	(22,610,020)	(806,842)	(2,787,191)	(2,709,629)	(17,139,705)
Contract owners’ equity beginning of period	60,789,189	83,803,810	52,933,812	75,543,832	6,816,124	9,603,315	45,678,261	62,817,966

Contract owners’ equity end of period	$64,319,040	60,789,189	46,285,262	52,933,812	6,009,282	6,816,124	42,968,632	45,678,261

CHANGES IN UNITS:
Beginning units	4,392,183	5,651,827	3,922,926	4,957,025	531,829	644,275	3,517,161	4,443,444
Units purchased	185,344	399,763	184,124	346,381	35,078	100,136	138,357	421,236
Units redeemed	(904,717)	(1,659,407)	(810,512)	(1,380,480)	(166,648)	(212,582)	(839,993)	(1,347,519)

Ending units	3,672,810	4,392,183	3,296,538	3,922,926	400,259	531,829	2,815,525	3,517,161

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SVOF		WFVSCG		JAGTS2		JAIGS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,746)	(4,162)	(71,159)	(98,023)	(50,716)	(179,913)	(236,327)	(677,304)
Realized gain (loss) on investments	35,599	33,857	367,404	(25,482)	1,480,930	3,659,801	(4,957,678)	(4,161,614)
Change in unrealized gain (loss) on investments	984	(46,626)	(159,584)	(418,005)	720,539	(5,071,672)	12,289,824	(28,487,796)
Reinvested capital gains	85	-	288,716	-	-	-	-	883,573

Net increase (decrease) in contract owners’ equity resulting from operations	32,922	(16,931)	425,377	(541,510)	2,150,753	(1,591,784)	7,095,819	(32,443,141)

Equity transactions:
Purchase payments received from contract owners (note 3)	(13,592)	8,808	84,357	156,757	161,441	705,174	396,635	2,067,982
Transfers between funds	(33,182)	32,303	(924,901)	(3,589,206)	(12,814,174)	(1,648,670)	(60,982,505)	(20,494,124)
Redemptions (note 3)	(54,338)	(39,193)	(1,022,632)	(976,029)	(866,193)	(2,899,241)	(2,479,019)	(14,809,383)
Annuity benefits	(2,156)	(2,175)	(3,848)	(836)	(1,022)	-	(6,329)	(28,154)
Contract maintenance charges (note 2)	(50)	(61)	(50)	(58)	(155)	(403)	(867)	(2,345)
Contingent deferred sales charges (note 2)	-	-	(868)	(914)	(1,316)	(6,660)	(3,807)	(28,329)
Adjustments to maintain reserves	555	1,526	(151)	34	68	(227)	13,871	(352)

Net equity transactions	(102,763)	1,208	(1,868,093)	(4,410,252)	(13,521,351)	(3,850,027)	(63,062,021)	(33,294,705)

Net change in contract owners’ equity	(69,841)	(15,723)	(1,442,716)	(4,951,762)	(11,370,598)	(5,441,811)	(55,966,202)	(65,737,846)
Contract owners’ equity beginning of period	276,065	291,788	6,492,523	11,444,285	11,370,598	16,812,409	55,968,812	121,706,658

Contract owners’ equity end of period	$206,224	276,065	5,049,807	6,492,523	-	11,370,598	2,610	55,968,812

CHANGES IN UNITS:
Beginning units	20,470	20,045	412,796	688,377	816,960	1,087,988	2,777,451	4,043,040
Units purchased	412	3,055	78,778	2,282,456	253,306	531,003	137,973	357,591
Units redeemed	(7,903)	(2,630)	(191,225)	(2,558,037)	(1,070,266)	(802,031)	(2,915,424)	(1,623,180)

Ending units	12,979	20,470	300,349	412,796	-	816,960	-	2,777,451

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AVCA		AVCA2		AVCD2		VWEMR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(184)	(637)	(5,570)	(17,456)	(5,193)	(20,614)	(55,341)	8,027
Realized gain (loss) on investments	2,124	2,265	296,939	57,235	12,901	165,846	1,282,315	3,107,435
Change in unrealized gain (loss) on investments	4,827	(6,397)	(139,590)	(148,759)	152,643	(342,968)	1,198,502	(8,037,696)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,767	(4,769)	151,779	(108,980)	160,351	(197,736)	2,425,476	(4,922,234)

Equity transactions:
Purchase payments received from contract owners (note 3)	211	2,646	(9,303)	12,095	(95,257)	4,350	176,919	222,576
Transfers between funds	(51,417)	(779)	(1,124,190)	115,924	(1,218,251)	432,615	(14,544,702)	(3,772,539)
Redemptions (note 3)	(641)	(45,558)	(44,681)	(161,106)	(79,149)	(248,559)	(760,630)	(2,331,614)
Annuity benefits	-	-	(2,391)	(7,517)	(1,481)	(6,690)	-	-
Contract maintenance charges (note 2)	-	-	(6)	(16)	(9)	(37)	(51)	(188)
Contingent deferred sales charges (note 2)	-	-	-	(196)	(88)	(183)	(1,519)	(3,774)
Adjustments to maintain reserves	(11)	8	13	(61)	1,303	14	(54)	(257)

Net equity transactions	(51,858)	(43,683)	(1,180,558)	(40,877)	(1,392,932)	181,510	(15,130,037)	(5,885,796)

Net change in contract owners’ equity	(45,091)	(48,452)	(1,028,779)	(149,857)	(1,232,581)	(16,226)	(12,704,561)	(10,808,030)
Contract owners’ equity beginning of period	45,091	93,543	1,028,779	1,178,636	1,232,581	1,248,807	12,704,561	23,512,591

Contract owners’ equity end of period	$-	45,091	-	1,028,779	-	1,232,581	-	12,704,561

CHANGES IN UNITS:
Beginning units	4,899	9,360	123,477	125,988	125,245	110,859	606,157	823,233
Units purchased	53	283	31,499	22,031	13,084	160,531	63,022	135,518
Units redeemed	(4,952)	(4,744)	(154,976)	(24,542)	(138,329)	(146,145)	(669,179)	(352,594)

Ending units	-	4,899	-	123,477	-	125,245	-	606,157

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHAR		CSIEF3		OVHI3		OVHI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(135,685)	47,550	-	22,508	150,089	227,203	8,419	10,021
Realized gain (loss) on investments	1,438,506	806,908	-	(53,706)	(118,307)	52,966	(141,750)	(188,774)
Change in unrealized gain (loss) on investments	(2,152,832)	(9,382,890)	-	(126,839)	77,686	(276,243)	139,798	177,894
Reinvested capital gains	2,537,636	586,535	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,687,625	(7,941,897)	-	(158,037)	109,468	3,926	6,467	(859)

Equity transactions:
Purchase payments received from contract owners (note 3)	181,890	1,239,969	-	30,392	11,575	19,578	-	-
Transfers between funds	(34,177,336)	(643,831)	-	(829,249)	(802,165)	(1,566,303)	(52,563)	(43,383)
Redemptions (note 3)	(1,860,428)	(6,465,332)	-	(152,497)	(274,828)	(333,477)	(18,813)	(16,801)
Annuity benefits	(1,439)	(4,812)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(150)	(354)	-	(2)	(21)	(16)	(6)	(8)
Contingent deferred sales charges (note 2)	(2,292)	(5,469)	-	(234)	(81)	(104)	(5)	(2)
Adjustments to maintain reserves	2,712	(741)	-	9	(61)	(112)	(18)	(38)

Net equity transactions	(35,857,043)	(5,880,570)	-	(951,581)	(1,065,581)	(1,880,434)	(71,405)	(60,232)

Net change in contract owners’ equity	(34,169,418)	(13,822,467)	-	(1,109,618)	(956,113)	(1,876,508)	(64,938)	(61,091)
Contract owners’ equity beginning of period	34,169,418	47,991,885	-	1,109,618	956,113	2,832,621	64,938	126,029

Contract owners’ equity end of period	$-	34,169,418	-	-	-	956,113	-	64,938

CHANGES IN UNITS:
Beginning units	1,173,183	1,361,957	-	98,789	347,539	995,159	21,860	40,971
Units purchased	75,075	509,268	-	29,974	140,416	324,374	-	-
Units redeemed	(1,248,258)	(698,042)	-	(128,763)	(487,955)	(971,994)	(21,860)	(19,111)

Ending units	-	1,173,183	-	-	-	347,539	-	21,860

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVHIS		WSCP		NVAGF3		AVB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$3,514	1,947	-	(15,041)	-	40,952	-	4,571
Realized gain (loss) on investments	(61,910)	(12,083)	-	642,075	-	(126,856)	-	11,198
Change in unrealized gain (loss) on investments	60,885	9,270	-	(918,498)	-	52,091	-	(1,919)
Reinvested capital gains	-	-	-	-	-	62,150	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,489	(866)	-	(291,464)	-	28,337	-	13,850

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	34,713	-	8,540	-	281
Transfers between funds	(23,240)	-	-	(3,796,969)	-	(1,444,499)	-	(201,043)
Redemptions (note 3)	(14)	(657)	-	(729,863)	-	(129,731)	-	(14,275)
Annuity benefits	(1,828)	(2,300)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(45)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(6)	-	(475)	-	(319)	-	-
Adjustments to maintain reserves	-	2	-	(166)	-	(46)	-	(10)

Net equity transactions	(25,082)	(2,961)	-	(4,492,805)	-	(1,566,055)	-	(215,047)

Net change in contract owners’ equity	(22,593)	(3,827)	-	(4,784,269)	-	(1,537,718)	-	(201,197)
Contract owners’ equity beginning of period	22,593	26,420	-	4,784,269	-	1,537,718	-	201,197

Contract owners’ equity end of period	$-	22,593	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	6,674	7,510	-	387,091	-	125,863	-	20,191
Units purchased	-	102	-	12,436	-	4,995	-	7,085
Units redeemed	(6,674)	(938)	-	(399,527)	-	(130,858)	-	(27,276)

Ending units	-	6,674	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVNSR2		GEF		AMRS		GEF3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	(31)	-	8,033	(14)	(31)	-	4,493
Realized gain (loss) on investments	-	245	-	1,344,123	758	331	-	(807,515)
Change in unrealized gain (loss) on investments	-	(543)	-	(1,476,223)	(624)	(547)	-	710,618
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(329)	-	(124,067)	120	(247)	-	(92,404)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	2,483	(1,549)	-	-	43,268
Transfers between funds	-	841	-	(6,415,206)	(4,437)	-	-	(4,778,668)
Redemptions (note 3)	-	(2,556)	-	(673,810)	-	-	-	(287,291)
Annuity benefits	-	-	-	(1,742)	2,448	(1,054)	-	-
Contract maintenance charges (note 2)	-	-	-	(65)	-	-	-	(64)
Contingent deferred sales charges (note 2)	-	-	-	(339)	-	-	-	(987)
Adjustments to maintain reserves	-	(5)	-	9,654	635	(6)	-	168

Net equity transactions	-	(1,720)	-	(7,079,025)	(2,903)	(1,060)	-	(5,023,574)

Net change in contract owners’ equity	-	(2,049)	-	(7,203,092)	(2,783)	(1,307)	-	(5,115,978)
Contract owners’ equity beginning of period	-	2,049	-	7,203,092	2,783	4,090	-	5,115,978

Contract owners’ equity end of period	$-	-	-	-	-	2,783	-	-

CHANGES IN UNITS:
Beginning units	-	217	-	475,495	244	331	-	252,208
Units purchased	-	82	-	536	-	-	-	8,919
Units redeemed	-	(299)	-	(476,031)	(244)	(87)	-	(261,127)

Ending units	-	-	-	-	-	244	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALLIANCE BERNSTEIN FUNDS

  VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

BB&T FUNDS

  Sterling Capital Strategic Allocation Equity VIF (BBCMAG)

  Sterling Capital Select Equity VIF (BBGI)

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class III (MLVGA3)

DREYFUS CORPORATION FUNDS

  Stock Index Fund, Inc. - Initial Shares (DSIF)

  The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

  The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

  Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

HUNTINGTON TRUST COMPANY

  VA International Equity Fund (HVIE)

  VA Situs Fund (HVSIT)

INVESCO AIM INVESTMENTS

  V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

  Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

  Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

  Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)*

  Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

  Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

  Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

  Investors Growth Stock Series - Service Class (MIGSC)*

  Mid Cap Growth Series - Service Class (MMCGSC)

  New Discovery Series - Service Class (MNDSC)

  Value Series - Service Class (MVFSC)

  Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

  Core Plus Fixed Income Portfolio - Class I (MSVFI)

  Core Plus Fixed Income Portfolio - Class II (MSVF2)

  Emerging Markets Debt Portfolio - Class I (MSEM)

  Global Tactical Asset Allocation Portfolio- Class I (MSVIM)*

  Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

  U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

  American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

  American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  American Funds NVIT Bond Fund - Class II (GVABD2)

  American Funds NVIT Global Growth Fund - Class II (GVAGG2)

  American Funds NVIT Growth Fund - Class II (GVAGR2)

  American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  Federated NVIT High Income Bond Fund - Class III (HIBF3)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT Emerging Markets Fund - Class III (GEM3)

  NVIT Emerging Markets Fund - Class VI (GEM6)

  NVIT International Equity Fund - Class I (GIG)

  NVIT International Equity Fund - Class III (GIG3)

  Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)*

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

  Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

  Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

  NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

  NVIT Cardinal Balanced Fund - Class II (NVCRB2)

  NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

  NVIT Cardinal Conservative Fund - Class II (NVCCN2)

  NVIT Cardinal Moderate Fund - Class II (NVCMD2)

  NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

  NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

  NVIT Core Bond Fund - Class I (NVCBD1)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

  NVIT Core Bond Fund - Class II (NVCBD2)

  NVIT Core Plus Bond Fund - Class II (NVLCP2)

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Nationwide Fund - Class II (TRF2)

  NVIT Government Bond Fund - Class I (GBF)

  NVIT Government Bond Fund - Class II (GBF2)

  American Century NVIT Growth Fund - Class I (CAF)

  NVIT International Index Fund - Class VIII (GVIX8)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

  NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

  NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

  NVIT Multi-Manager International Value Fund - Class II (GVDIV2)*

  NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

  NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

  NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

  NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

  NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

  NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Manager Small Company Fund - Class II (SCF2)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  NVIT Large Cap Growth Fund - Class II (NVOLG2)

  Templeton NVIT International Value Fund - Class III (NVTIV3)

  Van Kampen NVIT Comstock Value Fund - Class I (EIF)

  NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Growth and Income Portfolio - Class B (ALVGIB)

  VPS Large Cap Growth Portfolio: Class B (ALVPGB)

  VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth Fund - Class I (ACVIG)

  VP Income & Growth Fund - Class II (ACVIG2)

  American Century VP Inflation Protection Fund - Class II (ACVIP2)

  VP International Fund - Class I (ACVI)

  VP International Fund - Class III (ACVI3)

  VP Mid Cap Value Fund - Class I (ACVMV1)

  VP Mid Cap Value Fund - Class II (ACVMV2)*

  VP Ultra(R) Fund - Class I (ACVU1)

  VP Ultra(R) Fund - Class II (ACVU2)*

  VP Value Fund - Class I (ACVV)

  VP Vista(SM) Fund - Class I (ACVVS1)*

  VP Vista(SM) Fund - Class II (ACVVS2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio - Initial Shares (DCAP)

  Appreciation Portfolio - Service Shares (DCAPS)

  Opportunistic Small Cap Portfolio: Initial Shares (DSC)

  Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*

  International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Capital Appreciation Fund II - Service Shares (FCA2S)

  High Income Bond Fund II - Service Shares (FHIBS)

  Quality Bond Fund II - Primary Shares (FQB)

  Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

  VIP Contrafund Portfolio - Service Class (FCS)

  VIP Energy Portfolio - Service Class 2 (FNRS2)

  VIP Equity-Income Portfolio - Service Class (FEIS)

  VIP Equity-Income Portfolio - Service Class 2 (FEI2)

  VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

  VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)*

  VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

  VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

  VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

  VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

  VIP Growth Opportunities Portfolio - Service Class (FGOS)

  VIP Growth Portfolio - Service Class (FGS)

  VIP Growth Portfolio - Service Class 2 (FG2)

  VIP High Income Portfolio - Service Class (FHIS)

  VIP High Income Portfolio - Service Class R (FHISR)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

  VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Mid Cap Portfolio - Service Class 2 (FMC2)

  VIP Overseas Portfolio - Service Class (FOS)

  VIP Overseas Portfolio - Service Class 2 R (FO2R)

  VIP Overseas Portfolio - Service Class R (FOSR)

  VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

  Franklin Income Securities Fund - Class 2 (FTVIS2)

  Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)*

  Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

  Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

  Templeton Foreign Securities Fund - Class 1 (TIF)*

  Templeton Foreign Securities Fund - Class 2 (TIF2)*

  Templeton Foreign Securities Fund - Class 3 (TIF3)

  Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

  Guardian Portfolio - I Class Shares (AMGP)

  International Portfolio - S Class Shares (AMINS)*

  Mid-Cap Growth Portfolio - I Class Shares (AMCG)

  Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

  Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

  Small-Cap Growth Portfolio - S Class Shares (AMFAS)

  Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

  Global Securities Fund/VA - Class 3 (OVGS3)

  Global Securities Fund/VA - Non-Service Shares (OVGS)

  Global Securities Fund/VA - Service Class (OVGSS)

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)

  Main Street Fund(R)/VA - Service Class (OVGIS)

  Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

  Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)*

  Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

  Global Strategic Income Fund/VA: Non-service Shares (OVSB)

  Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Advisor Class (PMVAAD)

  Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

  Low Duration Portfolio - Advisor Class (PMVLAD)

  Real Return Portfolio - Administrative Class (PMVRRA)

  Total Return Portfolio - Administrative Class (PMVTRA)

  Total Return Portfolio - Advisor Class (PMVTRD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

  Putnam VT Growth and Income Fund - Class IB (PVGIB)*

  Putnam VT International Equity Fund - Class IB (PVTIGB)*

  Putnam VT Voyager Fund - Class IB (PVTVB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

  Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)

  Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)

  Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)

  Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

  V.I. Core Equity Fund - Series I (AVGI)

  V.I. Core Equity Fund - Series II (AVCE2)

  V.I. Equity and Income Fund - Series I (IVKEI1)

  V.I. Global Health Care Fund - Series I (IVHS)

  V.I. Global Real Estate Fund - Series I (IVRE)

  V.I. International Growth Fund - Series I (AVIE)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

  Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

  Micro-Cap Portfolio - Investment Class (ROCMC)

SECURITY BENEFIT LIFE

  SBL Fund - Series D (MSCI EAFE Equal Weight Series) (SBLD)

  Series J (Mid Cap Growth Series) (SBLJ)

  Series N (Managed Asset Allocation Series) (SBLN)

  Series O (All Cap Value Series) (SBLO)

  Series P (High Yield Series) (SBLP)

  Series Q (Small Cap Value Series) (SBLQ)

  Series V (Mid Cap Value Series) (SBLV)

  Series X (Small Cap Growth Series) (SBLX)

  SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)

T. ROWE PRICE

  Health Sciences Portfolio - II (TRHS2)

  Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

  Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

  VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

  VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WADDELL & REED, INC.

  Variable Insurance Portfolios - Asset Strategy (WRASP)

  Variable Insurance Portfolios - Balanced (WRBP)

  Variable Insurance Portfolios - Bond (WRBDP)

  Variable Insurance Portfolios - Core Equity (WRCEP)

  Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

  Variable Insurance Portfolios - Energy (WRENG)

  Variable Insurance Portfolios - Global Bond (WRGBP)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

  Variable Insurance Portfolios - Global Natural Resources (WRGNR)

  Variable Insurance Portfolios - Growth (WRGP)

  Variable Insurance Portfolios - High Income (WRHIP)

  Variable Insurance Portfolios - International Growth (WRIP)

  Variable Insurance Portfolios - International Core Equity (WRI2P)

  Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

  Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

  Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

  Variable Insurance Portfolios - Money Market (WRMMP)

  Variable Insurance Portfolios - Real Estate Securities (WRRESP)

  Variable Insurance Portfolios - Science and Technology (WRSTP)

  Variable Insurance Portfolios - Small Cap Growth (WRSCP)

  Variable Insurance Portfolios - Small Cap Value (WRSCV)

  Variable Insurance Portfolios - Value (WRVP)

WELLS FARGO FUNDS

  Advantage VT Opportunity Fund - Class 2 (SVOF)

  Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

  VT Omega Growth - Class 1 (EVOM)*

*At December 31, 2012, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Living credit adjustments may result in additional shares of mutual funds purchased or sold during the period. This activity may result in a net positive redemption amount in the Statements of Changes in Contract Owners’ Equity.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.
Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit
Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments
Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%

(1) Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.

(2) Includes Waddill & Reed Advisors select Reserve product.

(3) Includes NEA Select product.

(4) Includes Key Bank and Paine Weber products.

(5) Available beginning January 2, 2001 or a later date if state law requires.

(6) Available until state approval is received for the One-Year Enhanced Death Benefit Option.

(7) Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option

(8) No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.

(9) No longer available effective May 1, 2003. Applicant could have elected one GMIB option.

(10) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	ALVDAB	BBCMAG	BBGI	MLVGA3	DSIF	DSRG	DSRGS

0.95%	$18,411,248	$-	$955	$2,299	$87,520	$1,016,521	$129,885	$-
1.00%	6,452,144	-	-	-	31,800	460,822	61,617	-
1.05%	1,312,255	-	-	1	5,450	100,517	15,056	-
1.10%	10,091,582	-	657	1,505	43,103	352,629	81,070	-
1.15%	4,934,498	-	932	1,362	35,019	187,484	26,083	-
1.20%	10,524,864	12	-	-	120,410	606,295	61,339	-
1.25%	2,146,930	64	358	103	11,632	90,390	10,399	-
1.30%	1,885,905	-	22	2,241	18,847	84,077	7,688	-
1.35%	2,408,388	-	63	142	17,858	127,813	9,484	-
1.40%	2,926,404	-	253	1,315	21,914	101,531	11,919	-
1.45%	468,740	-	122	132	3,338	20,059	1,039	-
1.50%	1,082,951	-	-	-	3,743	24,443	4,260	432
1.55%	833,386	-	-	20	4,431	11,188	1,191	-
1.60%	1,171,335	-	1,425	-	7,196	36,312	1,135	47
1.65%	1,193,469	-	-	-	5,537	23,585	2,354	258
1.70%	121,580	-	1,848	-	565	9,647	295	-
1.75%	650,538	-	-	-	1,223	11,112	2,572	-
1.80%	429,511	-	-	-	3,296	5,902	477	-
1.85%	148,530	-	-	-	947	2,570	88	-
1.90%	96,500	-	-	-	6,146	448	206	-
1.95%	410,217	-	-	-	2,323	33	-	35
2.00%	55,203	-	-	-	137	272	-	-
2.05%	286,741	-	-	-	-	2,287	1,034	-
2.10%	249,899	-	-	-	234	-	-	391
2.15%	47,358	-	-	-	-	186	-	-
2.20%	254,001	-	-	-	1,619	2,086	-	-
2.25%	620,828	-	-	-	-	13,587	-	-
2.35%	21,800	-	-	-	-	-	-	-
2.40%	1,076	-	-	-	-	-	-	-
2.45%	30,416	-	-	-	-	-	-	36
2.50%	18,912	-	-	-	-	-	-	-
2.60%	63,898	-	-	-	-	-	-	2

Totals	$69,351,107	$76	$6,635	$9,120	$434,288	$3,291,796	$429,191	$1,201

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	JPMMV1	JABS	JACAS

0.95%	$-	$437	$2,491	$-	$2,341	$37,998	$-	$264,676
1.00%	-	18	287	-	254	17,443	-	156,801
1.05%	-	-	30	-	42	2,819	-	22,257
1.10%	-	23	195	-	881	13,728	-	105,470
1.15%	-	137	6	5	133	6,575	-	44,716
1.20%	-	130	441	-	1,993	31,725	-	204,145
1.25%	-	-	129	-	715	4,465	983	33,897
1.30%	-	-	-	-	1	8,171	-	52,964
1.35%	5	-	151	-	29	5,988	-	40,678
1.40%	-	-	314	-	678	5,402	-	40,839
1.45%	-	-	-	-	-	216	-	4,883
1.50%	-	-	-	-	750	1,518	-	21,877
1.55%	-	-	353	-	-	1,853	-	9,275
1.60%	-	-	375	-	-	3,155	-	11,908
1.65%	-	-	-	-	851	4,261	-	15,753
1.70%	-	-	-	-	-	164	-	2,576
1.75%	-	-	-	-	68	64	-	2,649
1.80%	-	-	-	-	81	629	-	4,448
1.85%	-	-	-	-	-	673	-	1,016
1.90%	-	-	-	-	-	-	-	216
1.95%	-	-	-	-	114	1,588	-	1,596
2.00%	-	-	-	-	23	-	-	391
2.05%	-	-	-	-	578	735	-	3,537
2.10%	-	-	-	-	1	117	-	-
2.15%	-	-	-	-	47	-	-	1
2.20%	-	-	-	-	287	616	-	194
2.25%	-	-	-	-	170	-	-	8,118
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$5	$745	$4,772	$5	$10,037	$149,903	$983	$1,054,881

	JAGTS	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI

0.95%	$76,157	$221,269	$-	$-	$666	$122,923	$26,659	$8,641
1.00%	48,711	124,704	-	-	143	32,530	4,154	2,173
1.05%	7,197	18,838	-	-	59	5,723	448	76
1.10%	34,637	101,283	-	-	170	32,580	5,867	2,746
1.15%	12,702	46,357	-	-	129	18,399	3,377	1,361
1.20%	45,726	190,755	-	-	74	68,190	9,688	7,092
1.25%	10,757	25,810	2,192	-	141	7,120	613	2,665
1.30%	8,096	24,437	-	-	-	15,522	1,893	1,307
1.35%	12,849	28,975	-	-	19	10,615	1,602	956
1.40%	5,304	27,566	-	-	18	15,599	2,328	2,058
1.45%	1,506	4,179	-	-	3	2,084	147	-
1.50%	2,145	9,725	-	3,056	1,154	9,426	1,171	254
1.55%	624	3,891	-	-	142	2,026	1,730	98
1.60%	1,366	5,973	-	627	1,426	4,760	1,025	205
1.65%	1,500	8,406	-	3,210	1,340	9,591	628	672
1.70%	163	1,193	-	-	-	633	789	35
1.75%	560	4,422	-	1,742	315	4,290	765	5,199
1.80%	1,199	3,302	-	958	403	2,097	286	55
1.85%	120	465	-	-	305	192	1,736	321
1.90%	138	248	-	1,608	372	470	39	-
1.95%	-	414	-	2,952	3,478	3,491	6,059	22
2.00%	-	173	-	-	-	2,496	-	-
2.05%	1,031	1,775	-	3,679	2,848	2,478	155	-
2.10%	25	-	-	2,135	1,353	2,673	879	-
2.15%	-	57	-	-	115	1,966	-	-
2.20%	160	817	-	1,419	2,566	4,655	118	-
2.25%	-	-	48	-	-	6,526	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,174	-	-
2.50%	-	-	-	-	-	620	-	-
2.60%	-	-	-	675	119	160	360	-

	$272,673	$855,034	$2,240	$22,061	$17,358	$391,009	$72,516	$35,936

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	MSVF2	MSEM	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2

0.95%	$-	$35,333	$-	$-	$388,838	$-	$74,906	$70,419
1.00%	-	11,445	-	-	145,278	-	39,452	17,286
1.05%	-	1,668	-	-	24,934	-	10,647	10,730
1.10%	-	10,755	-	-	200,223	-	35,855	16,014
1.15%	-	5,461	-	-	98,059	-	20,245	13,914
1.20%	-	16,733	21	595	311,557	-	62,898	74,745
1.25%	430	3,605	-	167	61,021	-	17,824	4,968
1.30%	-	2,275	-	-	55,419	-	28,971	14,430
1.35%	-	7,230	-	-	67,588	-	11,700	15,963
1.40%	-	3,725	-	-	87,070	-	21,195	7,980
1.45%	-	1,913	-	-	8,728	-	3,362	608
1.50%	707	365	-	38	20,960	12,193	2,422	2,664
1.55%	-	1,072	-	-	8,792	-	3,287	2,172
1.60%	-	8,242	34	10,295	26,114	665	1,386	898
1.65%	2,089	1,677	-	-	20,128	4,168	9,205	4,327
1.70%	-	22	-	-	2,995	-	326	-
1.75%	2,589	3,618	835	5,502	8,742	2,432	128	349
1.80%	-	471	-	-	9,459	4,180	1,002	1,303
1.85%	-	77	-	-	3,149	-	1,391	50
1.90%	-	12	-	-	521	2,709	70	70
1.95%	7,069	-	-	-	43	4,574	2,700	-
2.00%	-	205	-	-	1,240	1,135	346	35
2.05%	-	-	-	-	4,918	4,178	4,259	-
2.10%	-	-	-	-	-	3,320	117	-
2.15%	-	5	-	-	8	738	-	-
2.20%	390	-	-	-	2,921	4,180	4,325	-
2.25%	2,449	-	-	-	7,992	-	39,424	8,416
2.35%	-	-	-	-	-	2,010	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	987	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	829	-	-	-	-	622	-	-

	$16,552	$115,909	$890	$16,597	$1,566,697	$48,091	$397,443	$267,341

	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6

0.95%	$54,813	$133,668	$40,108	$88,722	$105,354	$3,391	$96,416	$-
1.00%	17,985	30,583	11,526	40,469	30,432	1,551	31,058	-
1.05%	4,326	11,082	3,841	12,154	5,782	53	5,212	-
1.10%	24,360	33,820	14,421	28,932	35,210	3,044	40,163	-
1.15%	16,389	21,808	7,232	20,897	18,468	1,351	34,102	-
1.20%	43,697	75,059	34,242	38,754	65,616	917	60,267	-
1.25%	9,156	16,453	5,843	8,004	19,100	1,104	12,885	-
1.30%	24,950	41,727	4,621	11,927	18,951	186	9,159	-
1.35%	8,282	15,615	4,643	12,051	19,599	54	19,620	-
1.40%	12,051	18,326	6,037	10,141	20,416	384	12,794	-
1.45%	55	2,512	61	1,241	1,199	-	1,860	-
1.50%	1,120	5,596	1,314	3,544	1,584	78	2,749	1,848
1.55%	3,076	2,067	1,895	2,608	2,720	-	3,592	-
1.60%	1,938	3,751	479	5,887	2,394	70	4,619	1,026
1.65%	2,973	10,476	1,296	2,969	5,552	261	2,032	968
1.70%	-	102	-	681	87	6	645	-
1.75%	1,470	3,054	-	9,446	1,504	-	4,871	874
1.80%	1,231	497	72	4,248	2,183	-	1,294	79
1.85%	101	362	-	507	299	-	2,347	-
1.90%	88	88	130	26	64	-	-	181
1.95%	74	448	-	126	-	-	5,215	1,294
2.00%	-	-	37	-	11	-	326	-
2.05%	26	760	27	-	5	148	555	892
2.10%	-	-	-	-	-	-	280	617
2.15%	1	-	-	-	-	-	1	83
2.20%	23	-	30	207	35	-	432	2,773
2.25%	-	14,712	15,877	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	365
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	211

	$228,185	$442,566	$153,732	$303,541	$356,565	$12,598	$352,494	$11,211

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GIG	GIG3	NVIE6	NVNMO1	NVNSR1	NVCRA2	NVCRB2	NVCCA2

0.95%	$20,498	$59,344	$-	$212,448	$19,156	$8,362	$24,544	$16,380
1.00%	10,202	26,597	-	105,493	2,015	2,091	11,999	6,043
1.05%	2,687	6,821	-	27,179	819	-	2,931	1,027
1.10%	8,332	21,073	-	85,640	6,020	4,053	17,498	11,969
1.15%	1,952	10,580	-	38,256	3,346	2,623	3,542	950
1.20%	7,713	52,511	-	100,349	6,532	5,304	13,853	5,648
1.25%	2,233	7,218	1,227	17,291	2,147	1,307	7,342	4,578
1.30%	3,205	6,932	-	26,766	348	-	2,512	8,388
1.35%	1,240	9,855	-	28,764	881	530	5,086	5,554
1.40%	1,298	5,753	-	21,143	1,017	75	5,080	1,282
1.45%	184	1,728	-	4,369	81	-	709	-
1.50%	441	2,735	-	5,561	390	-	255	1,255
1.55%	261	1,691	-	5,584	241	623	937	273
1.60%	221	4,250	-	6,706	149	-	294	-
1.65%	709	745	-	5,106	587	560	2,598	-
1.70%	-	341	-	1,149	93	-	-	-
1.75%	-	2,210	-	794	77	-	-	-
1.80%	471	589	-	1,965	-	-	-	2,469
1.85%	190	363	-	473	-	-	-	-
1.90%	-	-	-	1,612	-	-	2,638	-
1.95%	-	187	-	-	-	-	-	-
2.00%	-	64	-	24	-	-	-	-
2.05%	68	650	-	1,775	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	4	-	-	-	-	-	-
2.20%	72	499	-	308	-	-	-	-
2.25%	-	-	-	458	695	56	4,546	3,578
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$61,977	$222,740	$1,227	$699,213	$44,594	$25,584	$106,364	$69,394

	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF

0.95%	$24,926	$41,302	$18,965	$24,144	$24,890	$-	$16,234	$437,529
1.00%	10,339	33,355	10,264	7,869	15,777	-	5,222	237,131
1.05%	757	1,011	-	2,990	1,750	-	1,463	40,795
1.10%	6,465	27,667	9,233	16,117	5,877	-	4,567	110,977
1.15%	1,184	21,432	3,964	5,653	6,997	-	3,402	35,552
1.20%	18,110	39,702	16,572	19,983	23,746	-	24,309	109,336
1.25%	12,675	10,043	7,116	3,110	1,840	-	3,288	26,625
1.30%	4,174	4,454	3,021	5,210	2,379	-	8,772	18,825
1.35%	9,551	16,280	5,368	5,876	5,960	-	849	16,603
1.40%	4,953	1,170	-	5,474	4,632	-	1,657	23,185
1.45%	807	1,163	-	-	325	-	-	5,025
1.50%	1,652	786	-	-	1,638	2,365	170	9,831
1.55%	3,957	410	608	-	165	-	-	2,042
1.60%	2,515	2,420	246	-	1,012	622	1,210	6,843
1.65%	1,427	3,013	-	-	325	1,793	39	4,878
1.70%	-	-	-	391	606	-	23	1,854
1.75%	960	-	-	-	172	126	105	3,786
1.80%	419	2,764	-	-	109	62	-	1,786
1.85%	-	-	-	1,183	36	-	-	720
1.90%	-	-	-	-	-	-	-	61
1.95%	-	-	-	30	1	3,669	15	56
2.00%	53	-	259	-	-	-	-	-
2.05%	-	-	-	-	-	6,329	-	118
2.10%	-	-	-	-	-	738	-	458
2.15%	-	-	-	-	-	-	-	169
2.20%	-	-	-	-	-	727	29	632
2.25%	7,684	24,558	25,105	2,040	3,112	-	2,524	10,143
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	685	-	-
2.50%	-	-	-	-	-	369	-	-
2.60%	-	-	-	-	-	-	-	-

	$112,608	$231,530	$100,721	$100,070	$101,349	$17,485	$73,878	$1,104,960

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	TRF2	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2

0.95%	$-	$689,024	$-	$116,761	$17,770	$103,397	$17,572	$5,954
1.00%	-	277,558	-	62,228	920	14,605	6,852	483
1.05%	-	64,117	-	17,686	320	6,808	472	-
1.10%	-	277,337	-	28,916	3,321	64,930	5,534	2,299
1.15%	-	129,433	-	13,505	942	25,161	7,997	138
1.20%	-	438,727	-	30,508	4,484	60,721	5,792	486
1.25%	-	56,931	-	5,180	3,649	58,516	667	990
1.30%	-	70,660	-	7,984	94	4,899	3,109	-
1.35%	-	76,588	-	5,642	280	24,622	268	818
1.40%	-	109,652	-	4,667	463	21,328	1,562	110
1.45%	-	7,246	-	272	4	5,702	16	-
1.50%	1,001	16,667	23,267	2,578	20	13,609	-	-
1.55%	-	23,188	-	1,321	-	7,082	3,414	-
1.60%	583	40,215	5,004	866	-	12,490	295	-
1.65%	2,235	20,279	15,017	818	70	13,804	-	-
1.70%	-	3,340	-	444	-	1,713	-	-
1.75%	547	22,241	8,226	1,310	-	7,078	118	-
1.80%	631	11,301	1,349	313	-	5,597	15	-
1.85%	-	3,492	-	-	45	2,118	-	-
1.90%	-	77	1,235	-	-	134	-	-
1.95%	428	29	11,537	-	-	18,852	-	-
2.00%	-	288	305	37	-	-	-	-
2.05%	826	2,284	6,372	37	-	5,607	-	-
2.10%	905	-	11,369	-	-	2,698	-	-
2.15%	-	352	-	-	-	877	-	-
2.20%	347	933	6,883	-	-	4,261	-	-
2.25%	-	20,469	-	-	-	2,897	597	1,236
2.35%	-	-	170	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	34	-	1,924	-	-	-	-	-
2.50%	556	-	270	-	-	-	-	-
2.60%	94	-	1,971	-	-	9,260	-	-

	$8,187	$2,362,428	$94,899	$301,073	$32,382	$498,766	$54,280	$12,514

	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3

0.95%	$119,461	$505,321	$196,863	$185,056	$276,889	$753,357	$-	$171,334
1.00%	23,899	162,562	41,143	42,133	117,341	301,503	-	84,614
1.05%	5,883	48,887	11,203	9,234	18,041	77,231	-	16,493
1.10%	63,270	345,497	200,136	111,078	143,262	253,282	477	42,076
1.15%	45,921	219,963	127,454	52,910	75,312	121,840	1	20,570
1.20%	90,790	333,214	150,736	88,846	184,035	495,002	-	107,466
1.25%	19,425	159,196	84,239	41,773	35,776	65,356	-	18,099
1.30%	15,000	47,071	16,099	13,957	58,164	74,527	-	19,446
1.35%	36,256	79,655	45,506	26,318	51,297	103,279	-	17,605
1.40%	27,853	174,619	84,041	41,590	42,052	116,514	-	19,808
1.45%	3,578	20,814	4,829	5,073	8,497	8,721	-	2,887
1.50%	23,148	58,269	41,885	32,730	8,403	40,660	-	15,516
1.55%	8,029	23,347	66,271	6,224	9,014	13,294	-	2,056
1.60%	27,872	114,404	34,994	25,869	14,235	28,756	-	4,166
1.65%	18,363	71,131	40,933	30,104	11,262	56,933	-	5,136
1.70%	33	7,570	2,565	5,055	1,951	1,985	-	346
1.75%	8,421	75,904	16,965	23,694	14,316	30,932	-	1,009
1.80%	1,404	40,845	10,806	9,231	5,025	18,945	-	2,689
1.85%	5,115	8,679	6,180	1,444	2,499	3,605	-	499
1.90%	528	3,515	1,799	7,214	315	6,035	-	79
1.95%	8,152	13,070	20,949	3,739	2,923	7,431	-	793
2.00%	-	2,017	-	1,631	484	408	-	11
2.05%	2,748	17,195	9,001	8,522	4,199	16,189	-	1,024
2.10%	7,759	19,410	20,224	16,055	915	5,760	-	-
2.15%	2,154	5,567	7,244	7,739	226	3,174	-	67
2.20%	13,459	15,750	15,079	18,459	1,970	3,910	-	674
2.25%	4,216	77,900	54,698	10,184	2,234	12,011	-	42
2.35%	298	6,828	1,520	323	-	1,136	-	-
2.40%	-	-	1,024	-	-	-	-	-
2.45%	-	2,346	2,163	1,019	-	34	-	-
2.50%	3,211	2,463	2,447	3,848	-	-	-	-
2.60%	3,466	1,346	1,958	4,800	-	1,589	-	-

	$589,712	$2,664,355	$31,320,954	$835,852	$1,090,637	$2,623,399	$478	$554,505

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1

0.95%	$-	$24,425	$-	$60,134	$-	$20,934	$3,642	$279,575
1.00%	-	7,028	-	25,251	-	9,671	437	134,159
1.05%	-	2,079	-	2,456	-	1,519	449	20,433
1.10%	-	9,285	-	31,929	-	9,348	1,490	126,601
1.15%	-	8,867	-	28,880	-	9,241	901	55,947
1.20%	-	25,804	-	42,045	-	13,564	1,825	156,053
1.25%	26	2,919	1,935	11,077	-	2,926	2,708	37,621
1.30%	-	11,850	-	5,559	-	1,360	297	13,005
1.35%	-	2,915	-	12,058	-	2,102	358	27,992
1.40%	-	3,470	-	10,057	-	4,834	6,616	31,772
1.45%	-	137	-	1,476	-	346	138	5,246
1.50%	-	516	1,535	4,938	1,456	1,455	5,099	14,123
1.55%	-	1,004	-	1,219	-	580	-	4,914
1.60%	-	2,402	119	8,996	328	6,666	1,200	9,100
1.65%	-	803	1,526	9,970	1,633	676	4,426	16,468
1.70%	-	66	-	664	-	162	8	2,051
1.75%	-	1,250	286	5,417	196	1,894	1,940	2,775
1.80%	-	1,747	-	3,076	14	1,675	855	4,152
1.85%	-	722	-	98	-	143	-	802
1.90%	-	-	-	491	72	100	841	703
1.95%	-	12	231	2,391	2,742	-	5,787	753
2.00%	-	36	-	368	-	154	27	248
2.05%	-	591	472	2,541	434	9	1,504	3,834
2.10%	-	-	377	1,503	514	-	4,243	-
2.15%	-	-	-	67	-	12	351	227
2.20%	-	658	496	1,850	2,432	2	3,827	3,680
2.25%	-	-	-	3,599	155	4	994	4,582
2.35%	-	-	30	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	4	27	-	-	-	-
2.50%	-	-	-	-	-	-	195	-
2.60%	-	-	20	990	116	-	3,692	-

	$26	$108,586	$7,031	$279,127	$10,092	$89,377	$53,850	$956,816

	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2

0.95%	$-	$153,396	$67,045	$-	$325,742	$-	$333,731	$-
1.00%	-	36,389	25,560	-	105,327	-	129,897	-
1.05%	-	7,710	3,768	-	14,237	-	19,870	-
1.10%	-	102,196	34,848	-	140,715	-	112,379	-
1.15%	-	56,122	16,075	-	60,652	-	55,258	-
1.20%	37,759	149,814	54,366	-	189,906	-	184,770	-
1.25%	-	22,098	9,371	-	31,163	-	34,174	-
1.30%	14,739	20,469	6,641	-	23,859	-	33,551	-
1.35%	12,700	34,922	13,312	-	43,035	-	32,202	-
1.40%	7,388	44,138	8,963	-	41,280	-	54,643	-
1.45%	-	2,271	923	-	6,081	-	4,361	-
1.50%	593	10,933	1,661	741	11,760	3,102	11,703	5,981
1.55%	-	6,057	6,614	-	6,643	-	5,696	-
1.60%	34	8,509	4,298	32	19,927	934	10,354	2,983
1.65%	2,010	13,508	3,448	518	12,918	2,444	8,743	3,908
1.70%	-	2,177	372	-	2,973	-	1,053	-
1.75%	217	2,792	4,336	722	12,522	899	4,812	1,457
1.80%	43	6,929	3,054	-	6,995	20	6,617	2,232
1.85%	339	768	290	-	2,039	-	821	-
1.90%	-	545	35	254	412	468	531	1,586
1.95%	-	95	12	1,611	78	1,476	83	2,637
2.00%	-	-	27	27	353	97	146	499
2.05%	347	5,751	1,397	850	2,386	491	1,963	1,624
2.10%	607	-	-	938	-	2,238	-	2,922
2.15%	-	4	167	-	209	-	1	370
2.20%	-	796	1,008	632	1,828	1,845	196	2,723
2.25%	-	730	-	-	-	-	-	-
2.35%	-	-	-	-	-	117	-	-
2.40%	-	-	-	-	11	-	-	-
2.45%	-	-	-	-	-	-	-	1,639
2.50%	-	-	-	-	-	-	-	510
2.60%	-	-	-	122	-	721	-	705

	$76,776	$689,119	$267,591	$6,447	$1,063,051	$14,852	$1,047,555	$31,776

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	ALVGIB

0.95%	$198,721	$40,719	$1,266,028	$-	$11,760	$52,540	$353,870	$-
1.00%	88,349	7,963	583,280	-	1,749	34,799	101,348	-
1.05%	15,998	1,599	105,450	-	899	7,992	13,645	-
1.10%	56,315	5,670	441,983	-	5,227	25,070	126,238	-
1.15%	33,733	8,028	235,412	-	5,675	28,888	65,208	-
1.20%	127,369	21,000	749,167	-	4,702	47,989	164,245	-
1.25%	18,040	4,372	147,537	-	2,784	10,002	28,358	165
1.30%	29,207	2,547	116,776	-	1,179	4,413	22,289	-
1.35%	28,373	4,254	158,228	-	897	14,579	47,865	-
1.40%	20,433	6,649	188,548	-	746	8,157	35,151	-
1.45%	2,424	92	28,891	-	94	1,305	7,884	-
1.50%	17,257	541	52,286	34,098	19	3,828	17,734	3,676
1.55%	4,726	192	24,198	-	50	3,994	6,928	-
1.60%	6,041	404	51,814	7,348	114	2,721	20,856	625
1.65%	20,308	3,539	51,726	27,292	579	6,970	18,647	4,898
1.70%	1,665	-	8,682	-	108	1,440	1,116	-
1.75%	11,945	-	23,634	13,803	61	2,172	9,097	174
1.80%	7,309	-	20,976	6,876	-	1,772	9,487	1,158
1.85%	2,426	-	3,865	-	-	2,813	1,929	-
1.90%	959	-	2,578	7,549	-	-	853	-
1.95%	8,832	-	1,156	26,602	-	6,479	7,742	3,916
2.00%	45	-	952	1,638	-	34	525	-
2.05%	12,136	-	7,399	8,994	-	744	4,694	3,100
2.10%	5,030	-	-	11,998	-	477	6,649	2,383
2.15%	4	-	12	231	-	-	13	295
2.20%	2,797	-	5,442	16,311	35	128	7,064	3,392
2.25%	-	8,610	52,266	-	-	2,103	174	-
2.35%	-	-	-	2,737	-	-	1,262	-
2.40%	-	-	12	-	-	-	18	-
2.45%	610	-	-	2,014	-	-	151	447
2.50%	-	-	-	235	-	-	585	46
2.60%	1,186	-	-	2,934	-	-	797	453

	$722,238	$116,179	$4,328,298	$170,660	$36,678	$271,409	$1,082,422	$24,728

	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1

0.95%	$-	$13,492	$182,166	$-	$248,866	$2,389	$65	$37,366
1.00%	-	5,124	67,864	-	67,927	107	-	16,605
1.05%	-	220	16,247	-	13,540	-	-	1,038
1.10%	-	12,321	79,923	-	63,417	9,465	-	13,239
1.15%	-	2,637	35,938	-	39,889	4,717	-	6,660
1.20%	-	9,635	106,578	-	188,358	406	-	30,678
1.25%	-	1,261	18,509	-	22,171	97	-	2,616
1.30%	-	1,177	21,200	-	19,183	182	-	3,587
1.35%	-	3,525	23,350	-	44,450	-	-	3,202
1.40%	-	3,262	26,378	-	30,480	13	-	4,469
1.45%	-	112	2,434	-	635	-	-	172
1.50%	1,447	5,176	7,420	2,647	9,432	-	-	705
1.55%	-	852	7,207	-	9,879	-	-	1,597
1.60%	870	875	6,793	441	10,307	-	77	2,350
1.65%	7,531	5,738	10,422	2,706	5,244	16	4	512
1.70%	-	313	529	-	289	-	-	492
1.75%	283	1,882	4,855	1,156	6,084	162	1,824	112
1.80%	409	1,784	8,762	555	5,820	-	-	317
1.85%	-	1,358	1,356	-	2,320	-	-	1,265
1.90%	-	1,378	-	315	2,272	-	-	-
1.95%	4,602	11,873	1,688	1,047	2,588	-	-	3,050
2.00%	-	27	118	65	116	-	-	-
2.05%	1,588	2,473	3,469	1,528	52	-	-	-
2.10%	1,082	2,933	115	7,183	807	-	-	237
2.15%	-	-	-	399	2,250	-	-	-
2.20%	1,047	4,497	126	513	2,359	-	-	527
2.25%	-	12,676	-	-	22,521	-	-	-
2.35%	-	348	-	1,036	226	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	100	-	-	728	-	-	-
2.50%	-	45	-	46	-	-	-	-
2.60%	216	809	-	471	658	-	-	-

	$19,075	$107,903	$633,447	$20,108	$822,868	$17,554	$1,970	$130,796

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	ACVMV2	ACVU1	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV

0.95%	$-	$-	$1,968	$74,564	$215,975	$-	$37	$470
1.00%	-	-	15	24,308	99,716	-	-	-
1.05%	-	-	-	2,655	27,143	-	-	-
1.10%	-	-	13,135	36,187	85,285	-	98	54
1.15%	-	-	6,701	20,183	43,298	-	-	9
1.20%	-	-	396	49,827	134,287	-	-	-
1.25%	3,198	-	361	12,295	22,001	-	61	-
1.30%	-	-	551	5,372	22,074	-	-	-
1.35%	-	-	-	22,504	27,034	-	-	-
1.40%	-	-	-	11,643	31,100	-	-	107
1.45%	-	-	-	3,237	3,036	-	-	-
1.50%	-	-	-	1,249	6,808	2,733	-	-
1.55%	-	-	-	1,866	5,163	-	203	19
1.60%	-	-	-	4,213	6,046	2,082	-	-
1.65%	-	-	73	1,970	6,307	4,065	-	-
1.70%	-	-	-	619	2,006	-	-	-
1.75%	-	1,263	-	2,825	2,270	1,271	-	-
1.80%	-	-	-	361	2,887	169	-	-
1.85%	-	-	-	916	883	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	801	1,971	2,585	-	-
2.00%	-	-	-	-	242	41	-	-
2.05%	-	-	-	1,143	1,863	2,539	-	-
2.10%	-	-	-	58	114	4,274	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	26	169	1,111	-	-
2.25%	4,232	-	-	10	2,693	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,608	-	-
2.50%	-	-	-	-	-	146	-	-
2.60%	-	-	-	-	-	1,451	-	-

	$7,430	$1,263	$23,200	$278,832	$750,371	$24,075	$399	$659

	FCA2S	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS

0.95%	$-	$-	$321,873	$-	$-	$10,918	$55,632	$666,272
1.00%	-	-	86,878	-	-	1,093	25,253	321,468
1.05%	-	-	23,328	-	-	-	3,806	70,081
1.10%	-	-	154,966	-	-	80,290	27,908	310,653
1.15%	-	-	90,536	-	-	32,173	13,812	138,166
1.20%	-	-	228,873	-	-	3,097	45,201	397,232
1.25%	-	-	41,680	-	-	1,428	7,210	69,415
1.30%	-	-	55,504	-	-	2,574	7,078	74,801
1.35%	-	-	69,526	-	-	43	12,929	100,085
1.40%	-	-	68,363	-	-	-	10,424	105,170
1.45%	-	-	8,318	-	-	-	781	8,553
1.50%	696	5,888	9,606	11,080	2,492	-	2,278	23,773
1.55%	-	-	16,115	-	-	-	2,584	18,565
1.60%	1,413	1,421	32,982	3,037	286	-	2,865	39,173
1.65%	314	4,734	21,492	12,453	1,589	-	1,769	29,696
1.70%	-	-	2,663	-	-	-	701	4,827
1.75%	-	3,200	33,671	4,776	2,395	-	2,866	18,064
1.80%	78	777	12,399	817	418	-	4,008	12,248
1.85%	-	-	2,972	-	-	-	1,681	4,337
1.90%	-	-	-	1,713	-	-	83	619
1.95%	1,350	4,468	55	12,922	1,368	-	3,865	3,240
2.00%	-	333	529	474	58	-	160	399
2.05%	1,633	7,906	1,602	12,006	1,039	-	88	6,444
2.10%	677	8,752	-	8,527	2,047	-	231	58
2.15%	136	216	84	5,062	-	-	1	8
2.20%	1,894	1,814	221	3,704	734	-	35	1,115
2.25%	-	-	1,660	-	-	-	-	15,426
2.35%	-	428	-	447	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	751	-	312	-	-	-	-
2.50%	-	-	-	151	-	-	-	-
2.60%	152	980	-	2,705	704	-	-	-

	$8,343	$41,668	$1,285,896	$80,186	$13,130	$131,616	$233,249	$2,439,888

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS

0.95%	$-	$27,971	$-	$28,077	$-	$11,567	$-	$753
1.00%	-	13,449	-	14,334	-	22,812	-	39
1.05%	-	551	-	2,563	-	613	-	-
1.10%	-	14,693	-	18,514	-	13,591	-	7,638
1.15%	-	6,516	-	3,602	-	5,237	-	1,318
1.20%	-	26,529	-	20,718	-	9,935	-	8
1.25%	-	390	170	2,279	652	1,907	2,748	-
1.30%	-	15,248	-	783	-	4,226	-	40
1.35%	-	1,660	-	918	-	2,262	-	-
1.40%	-	3,212	-	2,121	-	727	-	-
1.45%	-	-	-	416	-	-	-	-
1.50%	19,697	1,489	-	3,055	-	-	-	-
1.55%	-	94	-	1,322	-	-	-	-
1.60%	3,159	374	-	279	-	-	-	-
1.65%	13,283	5,378	-	283	-	15	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	4,674	1,873	-	-	-	-	-	-
1.80%	5,355	560	-	2,348	-	9	-	-
1.85%	-	-	-	589	-	-	-	-
1.90%	5,037	-	-	-	-	-	-	-
1.95%	10,330	-	-	1,017	-	-	-	-
2.00%	90	-	-	-	-	-	-	-
2.05%	4,997	-	-	-	-	-	-	-
2.10%	8,811	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	7,951	-	-	-	-	-	-	-
2.25%	-	-	1,018	-	1,972	-	2,137	-
2.35%	282	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	948	-	-	-	-	-	-	-
2.50%	46	-	-	-	-	-	-	-
2.60%	5,395	-	-	-	-	-	-	-

	$90,055	$119,987	$1,188	$103,218	$2,624	$72,901	$4,885	$9,796

	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS

0.95%	$512,574	$-	$155,551	$140,353	$213,643	$119,581	$-	$53,294
1.00%	287,615	-	78,717	35,567	56,990	39,676	-	33,011
1.05%	55,661	-	21,431	10,295	15,478	4,509	-	7,224
1.10%	191,660	-	56,111	36,301	55,490	55,858	-	9,225
1.15%	72,351	-	25,366	20,950	42,841	18,860	-	5,054
1.20%	315,161	-	80,942	335,924	154,667	77,077	-	31,319
1.25%	54,477	-	10,092	6,330	18,132	7,729	6,032	4,622
1.30%	59,271	-	18,853	20,286	28,694	10,683	-	4,684
1.35%	47,378	-	17,712	22,671	19,786	19,130	-	2,070
1.40%	50,324	-	12,603	12,686	30,858	19,644	-	2,072
1.45%	5,893	-	1,148	2,337	986	2,164	-	1,060
1.50%	23,143	8,747	5,276	2,694	5,355	2,843	11,979	1,720
1.55%	17,619	-	2,898	2,129	5,849	2,235	-	390
1.60%	9,899	2,203	4,129	2,443	6,033	5,948	4,272	196
1.65%	18,166	6,312	4,882	2,030	6,580	14,205	19,648	1,254
1.70%	3,486	-	75	851	1,825	383	-	23
1.75%	9,107	4,125	4,586	729	10,909	946	5,167	216
1.80%	6,724	15	1,985	680	3,651	1,026	1,525	168
1.85%	3,727	-	235	205	220	1,432	-	3
1.90%	429	741	-	-	1,315	86	2,455	-
1.95%	3,434	2,968	10	2	60	3,546	11,435	-
2.00%	265	382	-	11	-	106	3,333	-
2.05%	2,686	3,486	-	-	139	2,836	7,948	699
2.10%	237	4,858	-	-	-	235	13,102	-
2.15%	-	-	-	-	-	1	-	-
2.20%	435	6,851	1,380	75	223	1,078	3,040	641
2.25%	3,230	-	-	-	24,532	-	17,094	-
2.35%	-	-	-	-	-	-	525	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	1,155	-	-	-	-	2,682	-
2.50%	-	136	-	-	-	-	1,023	-
2.60%	-	1,490	-	-	-	-	1,151	-

	$1,754,952	$43,469	$503,982	$655,549	$704,256	$411,817	$112,411	$158,945

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2

0.95%	$-	$71,777	$38,081	$113,804	$-	$43,243	$23,993	$-
1.00%	-	23,239	12,931	56,281	-	12,138	14,530	-
1.05%	-	5,634	2,899	10,828	-	1,758	1,024	-
1.10%	-	33,633	14,939	47,008	-	16,187	29,284	-
1.15%	-	15,964	9,048	26,522	-	10,079	3,376	-
1.20%	-	61,506	21,786	135,972	-	34,260	15,786	-
1.25%	-	9,324	4,093	15,170	6,801	9,363	5,252	318
1.30%	-	10,057	3,510	53,786	-	2,394	2,627	-
1.35%	-	9,196	4,627	63,329	-	5,852	8,115	-
1.40%	-	22,980	5,496	30,598	-	5,045	5,545	-
1.45%	-	1,621	834	2,828	-	1,081	1,618	-
1.50%	5,853	2,046	207	6,083	-	703	369	-
1.55%	-	2,028	106	2,952	-	2,131	1,358	-
1.60%	5,103	2,205	5,246	7,996	-	2,565	5,051	-
1.65%	11,734	2,954	1,554	24,933	-	1,297	459	-
1.70%	-	97	303	1,383	-	36	-	-
1.75%	3,078	1,725	1,757	5,838	-	545	1,293	-
1.80%	496	2,060	364	6,407	-	445	23	-
1.85%	-	712	324	2,693	-	173	102	-
1.90%	1,924	-	-	-	-	-	76	-
1.95%	8,550	57	27	4,181	-	-	71	-
2.00%	1,004	129	-	306	-	-	193	-
2.05%	1,962	388	622	-	-	-	1,325	-
2.10%	4,159	-	-	236	-	-	-	-
2.15%	86	1	-	-	-	-	1	-
2.20%	5,041	468	-	119	-	11	-	-
2.25%	-	-	638	7,601	3,459	-	-	-
2.35%	3	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	684	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	811	-	-	-	-	-	-	-

	$50,488	$279,801	$129,392	$626,854	$10,260	$149,306	$121,471	$318

	TIF3	FTVGI3	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMFAS

0.95%	$21,344	$178,591	$11,313	$45,892	$-	$18	$-	$3,339
1.00%	10,979	56,954	5,451	17,238	-	-	-	303
1.05%	1,358	8,695	691	5,796	-	-	-	-
1.10%	6,196	52,098	2,857	25,705	-	-	-	858
1.15%	4,262	28,797	749	24,707	-	-	-	283
1.20%	11,146	117,586	5,768	62,036	-	84	-	944
1.25%	4,787	16,174	1,712	11,299	-	97	-	375
1.30%	12,896	27,153	2,989	4,540	-	-	-	387
1.35%	2,353	24,439	2,907	11,057	-	-	-	1,063
1.40%	9,138	25,340	2,531	7,514	-	-	-	398
1.45%	45	2,569	530	444	-	-	-	-
1.50%	537	3,562	144	3,384	-	-	-	1,174
1.55%	78	8,354	120	556	-	-	-	-
1.60%	2,028	5,611	5,966	2,814	468	1,009	299	1,065
1.65%	201	13,502	-	6,062	-	277	-	912
1.70%	-	3,666	-	42	-	-	-	-
1.75%	508	6,176	-	5,480	2,783	3,458	598	1,073
1.80%	-	3,037	189	2,485	-	-	-	-
1.85%	124	5,015	146	39	-	-	-	-
1.90%	-	-	-	137	-	-	-	1,445
1.95%	512	12,732	587	2,635	-	-	-	716
2.00%	-	-	-	358	-	-	-	371
2.05%	-	-	-	293	-	-	-	757
2.10%	-	825	-	5,045	-	-	-	104
2.15%	1	-	-	-	-	-	-	292
2.20%	-	164	-	812	-	-	-	320
2.25%	-	-	-	7,966	-	-	-	-
2.35%	-	-	-	69	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	175
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	111

	$88,493	$601,040	$44,650	$254,405	$3,251	$4,943	$897	$16,465

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	AMSRS	OVGR	OVGS3	OVGS	OVGSS	OVGI	OVGIS	OVSC

0.95%	$23,370	$3,171	$222,366	$128,262	$-	$308,732	$-	$38,922
1.00%	11,312	250	51,682	35,563	-	165,031	-	10,862
1.05%	4,710	-	10,919	5,049	-	22,878	-	1,749
1.10%	8,355	16,449	95,787	76,409	-	121,126	-	18,975
1.15%	2,302	11,449	52,993	30,281	-	63,633	-	2,012
1.20%	30,631	532	171,863	106,550	-	177,733	-	11,258
1.25%	1,216	486	28,104	16,904	-	35,796	-	4,358
1.30%	704	333	26,074	13,417	-	30,328	-	621
1.35%	396	110	33,732	33,369	-	50,980	-	5,500
1.40%	479	-	45,701	31,120	-	42,896	-	2,203
1.45%	-	-	2,634	1,618	-	8,511	-	59
1.50%	94	-	13,303	6,532	5,121	13,824	8,745	1,669
1.55%	358	-	4,533	6,793	-	7,179	-	2,221
1.60%	1,000	-	21,192	11,637	1,191	8,251	2,314	280
1.65%	495	-	16,959	10,482	3,600	17,215	13,120	826
1.70%	417	-	1,901	574	-	1,453	-	316
1.75%	891	-	11,199	6,903	2,900	8,934	5,004	1,066
1.80%	29	-	5,762	8,051	2,290	10,926	1,085	-
1.85%	-	-	1,346	575	-	964	-	322
1.90%	181	-	4,381	756	516	824	1,415	-
1.95%	221	-	5,327	24	4,176	82	2,592	-
2.00%	-	-	1,472	1,736	-	237	93	-
2.05%	-	-	9,580	470	1,604	308	1,672	-
2.10%	137	-	2,789	606	2,353	-	5,589	-
2.15%	-	-	435	-	976	-	-	-
2.20%	-	-	6,687	400	2,179	988	2,498	-
2.25%	676	4	-	-	-	3,967	-	-
2.35%	-	-	3	-	901	-	534	-
2.40%	-	-	-	11	-	-	-	-
2.45%	177	-	1,551	-	97	-	218	-
2.50%	-	-	350	-	-	-	-	-
2.60%	-	-	1,864	-	153	-	758	-

	$88,151	$32,784	$852,489	$534,092	$28,057	$1,102,796	$45,637	$103,219

	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA

0.95%	$-	$170,025	$541	$-	$4,751	$28,700	$98,121	$1,947
1.00%	-	84,088	242	-	549	6,580	41,303	40
1.05%	-	15,763	15	-	105	1,624	14,217	-
1.10%	-	83,587	203	-	2,229	7,237	31,077	7,265
1.15%	-	38,976	236	-	641	3,303	22,575	3,954
1.20%	-	108,954	438	-	372	20,652	141,408	85
1.25%	2,096	28,464	62	52	534	1,148	10,360	40
1.30%	-	14,252	159	-	55	17,552	19,651	678
1.35%	-	23,037	207	-	-	1,844	14,315	-
1.40%	-	26,099	13	-	864	7,159	16,959	-
1.45%	-	3,463	-	-	28	558	429	-
1.50%	-	5,000	45	6,951	38	255	4,256	-
1.55%	-	1,256	25	-	309	1,158	2,956	-
1.60%	-	5,068	-	4,069	-	22	11,131	-
1.65%	-	9,584	-	22,263	10	295	4,152	-
1.70%	-	743	-	-	176	564	41	-
1.75%	-	1,599	7	6,298	-	69	2,781	-
1.80%	-	2,995	-	435	-	110	8,143	-
1.85%	-	616	-	-	120	1,223	960	-
1.90%	-	1,117	-	1,485	-	-	53	-
1.95%	-	73	-	9,148	544	3,401	606	-
2.00%	-	-	-	80	-	-	-	-
2.05%	-	47	-	2,254	-	-	-	-
2.10%	-	-	-	7,544	59	234	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	828	-	4,041	-	18	3,279	-
2.25%	-	4	-	-	-	-	7,125	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	602	-	-	-	-
2.50%	-	-	-	1,096	-	-	-	-
2.60%	-	-	-	764	-	-	-	-

	$2,096	$625,638	$2,193	$67,082	$11,384	$103,706	$455,898	$14,009

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	PMVTRA	PMVTRD	PVGIB	ACEG2	ACC2	ACEG	AVBV2	AVGI

0.95%	$5,271	$39,352	$-	$1,060	$-	$39	$-	$90
1.00%	144	21,892	-	58	-	-	-	-
1.05%	-	4,707	-	363	-	-	-	-
1.10%	19,097	17,028	-	301	-	38	-	216
1.15%	6,389	13,594	-	532	-	215	-	-
1.20%	178	8,895	-	1,674	-	-	-	-
1.25%	454	1,794	138	195	-	-	327	-
1.30%	343	1,298	-	-	-	57	-	-
1.35%	-	2,603	-	34	-	-	-	89
1.40%	-	2,668	-	79	-	22	-	-
1.45%	-	843	-	-	-	-	-	-
1.50%	-	1,756	-	4,522	19,703	-	-	-
1.55%	-	3,296	-	103	-	-	-	713
1.60%	-	541	-	946	4,754	-	-	-
1.65%	-	446	-	2,395	18,727	-	-	-
1.70%	-	1,339	-	-	-	-	-	-
1.75%	-	759	-	1,785	7,999	-	-	-
1.80%	-	111	-	1,034	2,325	-	-	-
1.85%	-	1,995	-	-	-	-	-	-
1.90%	-	-	-	798	5,976	-	-	-
1.95%	-	5,006	-	4,810	17,848	-	-	-
2.00%	-	-	-	842	1,035	-	-	-
2.05%	-	-	-	2,532	3,656	-	-	-
2.10%	-	531	-	1,819	10,669	-	-	-
2.15%	-	-	-	1,054	2,492	-	-	-
2.20%	-	5	-	3,302	6,800	-	-	-
2.25%	-	-	-	141	-	-	-	-
2.35%	-	-	-	164	322	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	635	932	-	-	-
2.50%	-	-	-	-	382	-	-	-
2.60%	-	-	-	348	3,301	-	-	-

	$31,876	$130,459	$138	$31,526	$106,921	$371	$327	$1,108

	AVCE2	IVKEI1	IVHS	IVRE	VYDS	ROCMC	SBLD	SBLJ

0.95%	$-	$1,017	$27	$249	$2,431	$196	$-	$66
1.00%	-	-	-	4	6,214	13	-	-
1.05%	-	-	-	-	333	-	-	-
1.10%	-	976	1,154	2,145	11,585	5,631	1,256	1,045
1.15%	-	217	103	1,263	1,431	3,310	1,035	172
1.20%	-	-	16	1	7,843	158	71	-
1.25%	-	227	86	100	1,577	33	-	163
1.30%	-	78	-	25	2,492	-	172	71
1.35%	-	28	-	-	290	-	-	-
1.40%	-	-	-	-	827	-	-	-
1.45%	-	-	-	-	25	-	-	-
1.50%	1,548	-	-	-	516	-	-	-
1.55%	-	28	-	-	438	-	-	-
1.60%	715	-	-	-	2,379	-	-	-
1.65%	725	-	-	-	156	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	660	-	-	-	-	-	-	-
1.80%	49	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	918	-	-	-	-	-	-	-
1.95%	2,143	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	1,734	-	-	-	-	-	-	-
2.10%	1,539	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	365	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	1,295	-	-	-	-	-	-	-
2.50%	136	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$11,827	$2,571	$1,386	$3,787	$38,537	$9,341	$2,534	$1,517

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2

0.95%	$10	$924	$418	$250	$1,229	$-	$-	$74,924
1.00%	-	33	2	14	22	-	-	24,646
1.05%	-	-	-	-	-	-	-	4,332
1.10%	1,064	3,937	3,535	5,828	12,731	994	199	12,864
1.15%	464	762	480	3,553	8,050	1	-	7,337
1.20%	33	544	-	352	880	-	-	20,208
1.25%	63	13	3	44	300	-	81	3,510
1.30%	50	-	164	304	177	-	-	4,229
1.35%	-	-	-	-	-	-	-	10,111
1.40%	-	-	-	-	-	-	-	7,743
1.45%	-	-	-	-	-	-	-	256
1.50%	-	-	-	-	-	-	-	718
1.55%	-	-	-	-	-	-	-	2,133
1.60%	-	-	-	-	-	-	-	1,915
1.65%	-	-	-	-	-	-	-	892
1.70%	-	-	-	-	-	-	-	157
1.75%	-	-	-	-	-	-	-	3,544
1.80%	-	-	-	-	-	-	-	269
1.85%	-	-	-	-	-	-	-	25
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	1,295
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	1,618
2.10%	-	-	-	-	-	-	-	1,167
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	339
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	204

	$1,684	$6,213	$4,602	$10,345	$23,389	$995	$280	$184,436

	VWHAS	VWEM	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV

0.95%	$5,698	$76,848	$99,912	$495,242	$152,204	$306,766	$350,829	$57,824
1.00%	1,651	29,313	42,387	39,628	3,990	15,069	13,322	1,337
1.05%	22	6,533	7,061	10,800	1,610	3,475	3,275	82
1.10%	2,514	21,604	26,682	632,278	175,595	335,875	425,122	63,936
1.15%	3,648	10,761	13,278	292,310	91,621	153,185	178,686	31,232
1.20%	3,045	55,249	60,959	106,058	6,251	11,700	13,151	1,964
1.25%	725	5,046	5,847	41,262	8,757	24,055	21,350	3,083
1.30%	318	13,170	12,430	17,396	1,624	4,444	2,497	718
1.35%	191	10,186	12,601	35,123	6,665	9,821	17,674	4,016
1.40%	170	4,005	13,190	116,374	28,235	66,131	50,898	6,813
1.45%	216	1,170	674	41,975	11,071	20,351	24,258	4,064
1.50%	1,002	5,270	1,778	21,447	2,166	16,339	13,439	1,455
1.55%	248	2,254	1,682	75,352	14,619	29,464	36,393	7,407
1.60%	407	910	2,600	40,041	10,342	29,444	24,709	6,560
1.65%	68	1,379	1,317	19,340	6,363	12,260	13,918	1,355
1.70%	86	432	122	3,080	559	1,640	502	297
1.75%	-	987	1,948	2,944	1,075	2,161	1,194	-
1.80%	9	825	2,534	4,242	1,418	2,740	3,226	559
1.85%	392	344	736	6,318	2,123	2,047	4,039	109
1.90%	-	21	17	29	22	219	106	-
1.95%	676	880	1,209	9,843	982	1,279	597	-
2.00%	-	-	-	3,705	476	7,568	1,473	204
2.05%	-	415	1,849	279	2	11	2	7
2.10%	82	60	249	311	41	62	68	-
2.15%	-	-	-	-	85	520	-	-
2.20%	34	553	332	620	-	-	-	-
2.25%	-	-	97	1,833	95	3,522	735	37
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	110	-	-	-	-	-

	$21,202	$248,215	$311,601	$2,017,830	$527,991	$1,060,148	$1,201,463	$193,059

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP

0.95%	$19,475	$10,755	$58,145	$365,738	$238,063	$102,123	$42,850	$9,744
1.00%	499	546	704	12,566	9,483	2,194	355	908
1.05%	18	-	269	2,056	1,879	1,560	50	-
1.10%	38,553	4,432	87,343	409,304	295,336	121,807	49,576	20,200
1.15%	14,504	2,002	29,954	185,317	128,644	45,392	21,975	2,871
1.20%	1,540	190	3,857	15,614	10,465	5,861	2,145	60
1.25%	1,711	107	3,841	20,688	18,097	5,125	2,042	356
1.30%	14	23	765	4,134	1,441	116	223	42
1.35%	1,046	41	3,218	18,268	8,600	3,282	1,726	1,004
1.40%	1,912	560	15,979	61,735	37,508	16,251	7,169	2,784
1.45%	897	625	4,241	31,034	13,621	4,881	889	186
1.50%	82	2,348	2,255	14,830	9,583	5,372	2,514	-
1.55%	5,244	679	17,778	36,066	30,678	12,529	7,315	2,244
1.60%	1,617	-	4,830	25,370	24,100	5,140	1,425	1,023
1.65%	208	221	1,266	21,872	3,878	2,468	774	-
1.70%	22	307	413	1,580	997	596	195	-
1.75%	-	-	7	1,458	63	-	37	-
1.80%	918	-	1,056	3,064	1,930	703	435	-
1.85%	109	-	1,290	3,882	1,545	1,365	325	-
1.90%	-	-	4	112	8	15	-	-
1.95%	-	-	559	1,134	1,679	775	-	-
2.00%	144	-	243	866	1,420	1,143	79	102
2.05%	76	-	2	-	12	2	2	-
2.10%	287	-	44	37	120	-	-	-
2.15%	-	-	-	110	-	-	-	-
2.20%	-	-	-	-	5	-	-	-
2.25%	1	35	1,080	1,185	80	3,499	33	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$88,877	$22,871	$239,143	$1,238,020	$839,235	$342,199	$142,134	$41,524

	WRMIC	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

0.95%	$13,142	$43,492	$78,821	$22,039	$204,895	$176,324	$17,757	$124,840
1.00%	94	544	3,070	1,001	3,339	3,137	1,293	551
1.05%	149	323	2,470	46	1,019	914	139	846
1.10%	15,894	53,112	65,466	40,859	273,281	200,668	28,729	176,875
1.15%	7,238	22,531	39,698	11,100	101,373	84,684	11,113	91,569
1.20%	1,518	2,749	1,876	1,862	10,989	8,496	924	5,505
1.25%	836	3,338	3,522	1,527	8,747	10,319	1,543	7,030
1.30%	318	1,091	1,696	39	2,100	850	77	885
1.35%	1,059	1,912	3,712	3,574	13,498	10,474	2,037	7,902
1.40%	2,051	7,868	9,609	2,941	39,092	28,001	3,338	28,502
1.45%	192	3,045	2,995	155	6,789	4,245	927	13,629
1.50%	71	2,719	1,247	831	6,765	6,192	258	8,541
1.55%	758	5,237	7,908	4,664	29,208	17,187	1,868	13,704
1.60%	553	3,551	11,441	2,048	16,110	9,005	1,655	16,475
1.65%	12	2,520	1,103	664	4,341	4,642	492	9,442
1.70%	23	606	682	6	176	364	133	872
1.75%	2	37	-	-	464	166	-	524
1.80%	-	502	5,766	198	2,883	2,758	37	1,591
1.85%	1,304	1,036	21	281	2,512	3,034	678	2,504
1.90%	-	3	51	-	-	8	-	38
1.95%	-	-	634	-	690	476	-	794
2.00%	-	370	1,568	-	1,518	485	-	1,542
2.05%	-	2	-	2	5	2	2	2
2.10%	-	-	-	-	69	37	-	54
2.15%	-	-	-	-	62	-	-	76
2.20%	-	-	-	-	-	-	-	-
2.25%	-	764	3,328	144	74	882	-	877
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$45,214	$157,352	$246,684	$93,981	$729,999	$573,350	$73,000	$515,170

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	SVOF	WFVSCG	JAGTS2	JAIGS2	AVCA	AVCA2	AVCD2	VWEMR

0.95%	$-	$13,769	$11,728	$57,430	$20	$311	$1,107	$15,106
1.00%	-	10,329	5,367	23,944	-	78	150	6,759
1.05%	-	2,512	530	4,364	-	-	20	1,508
1.10%	-	3,095	7,844	28,738	19	144	462	4,022
1.15%	-	2,844	3,309	11,422	107	394	85	1,561
1.20%	301	14,717	10,110	57,091	-	832	1,118	14,962
1.25%	-	2,744	2,769	8,439	-	105	397	899
1.30%	-	971	765	5,087	27	30	-	4,680
1.35%	-	2,629	2,772	11,902	-	52	28	2,341
1.40%	-	1,678	1,540	9,515	11	46	336	1,362
1.45%	-	74	75	1,341	-	-	-	142
1.50%	-	1,571	292	2,502	-	775	383	216
1.55%	-	864	177	1,133	-	51	-	534
1.60%	799	496	410	3,075	-	168	-	188
1.65%	77	10,151	509	4,983	-	523	398	279
1.70%	-	168	10	477	-	-	-	32
1.75%	2,801	-	771	2,368	-	223	34	362
1.80%	-	76	1,283	683	-	41	40	263
1.85%	-	45	54	270	-	-	-	6
1.90%	-	91	61	135	-	26	-	11
1.95%	-	-	-	213	-	452	59	-
2.00%	-	-	-	97	-	-	11	-
2.05%	-	2,335	301	899	-	88	286	108
2.10%	-	-	12	-	-	61	34	-
2.15%	-	-	-	32	-	180	54	-
2.20%	-	-	27	187	-	688	100	-
2.25%	-	-	-	-	-	81	91	-
2.35%	-	-	-	-	-	81	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	107	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	33	-	-

	$3,978	$71,159	$50,716	$236,327	$184	$5,570	$5,193	$55,341

	VWHAR	OVHI3	OVHI	OVHIS	AMRS

0.95%	$39,290	$2,440	$99	$-	$-
1.00%	18,490	875	48	-	-
1.05%	3,186	58	-	-	-
1.10%	10,820	643	106	-	-
1.15%	5,138	888	30	-	-
1.20%	28,881	1,774	30	-	-
1.25%	2,647	249	12	239	14
1.30%	6,445	196	-	-	-
1.35%	4,395	926	-	-	-
1.40%	4,408	332	7	-	-
1.45%	491	265	-	-	-
1.50%	1,423	124	72	-	-
1.55%	1,313	-	110	-	-
1.60%	1,071	-	-	-	-
1.65%	858	-	-	-	-
1.70%	145	-	-	-	-
1.75%	1,104	20	-	-	-
1.80%	1,778	54	-	-	-
1.85%	767	9	-	-	-
1.90%	9	-	-	-	-
1.95%	1,503	-	-	-	-
2.00%	-	-	-	-	-
2.05%	954	-	-	-	-
2.10%	216	-	-	-	-
2.15%	-	-	-	-	-
2.20%	238	-	-	-	-
2.25%	54	-	-	-	-
2.35%	-	-	-	-	-
2.40%	-	-	-	-	-
2.45%	-	-	-	-	-
2.50%	-	-	-	-	-
2.60%	61	-	-	-	-

	$135,685	$8,853	$514	$239	$14

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $35,115,035 and $57,410,587, respectively, and total transfers from the Account to the fixed account were $121,806,985 and $164,303,670, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $0 and $110 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $9,562,075 and $11,966,193 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$5,859,795,452	$0	$0	$5,859,795,452

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	$22,685	$73
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)	10,422	151,697
Sterling Capital Select Equity VIF (BBGI)	12,491	133,104
Global Allocation V.I. Fund - Class III (MLVGA3)	4,176,261	6,060,801
Stock Index Fund, Inc. - Initial Shares (DSIF)	22,674,349	51,435,440
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	1,146,793	7,765,085
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)	378	15,755
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	2,121	5
VA International Equity Fund (HVIE)	28,515	9,603
VA Situs Fund (HVSIT)	452,998	268,225
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	12,271	4
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	1,545,463	294,202
Mid Cap Value Portfolio: Class 1 (JPMMV1)	4,917,668	2,668,072
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	7,843	6,897
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	3,581,907	17,965,241
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	16,195,539	5,638,067
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	71,918,288	17,046,367
Investors Growth Stock Series - Service Class (MIGSC)	17,838	42,107
Mid Cap Growth Series - Service Class (MMCGSC)	19,036	288,329
New Discovery Series - Service Class (MNDSC)	1,152,503	585,587
Value Series - Service Class (MVFSC)	3,665,267	6,894,983
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	3,024,463	1,470,683
Core Plus Fixed Income Portfolio - Class I (MSVFI)	863,377	1,581,304
Core Plus Fixed Income Portfolio - Class II (MSVF2)	39,881	81,610
Emerging Markets Debt Portfolio - Class I (MSEM)	462,933	1,990,139
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)	5,757	2,417
U.S. Real Estate Portfolio - Class I (MSVRE)	38,441	123,587
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	7,058,554	27,251,066
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	200,094	747,854
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	4,602,509	4,582,321
American Funds NVIT Bond Fund - Class II (GVABD2)	2,550,007	5,817,916
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	2,424,562	4,871,850
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,782,153	7,467,600

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	1,878,609	3,004,129
Federated NVIT High Income Bond Fund - Class I (HIBF)	2,159,076	4,616,343
Federated NVIT High Income Bond Fund - Class III (HIBF3)	10,333,446	12,806,274
NVIT Emerging Markets Fund - Class I (GEM)	20,888	187,805
NVIT Emerging Markets Fund - Class III (GEM3)	3,152,685	11,198,572
NVIT Emerging Markets Fund - Class VI (GEM6)	77,269	208,449
NVIT International Equity Fund - Class I (GIG)	463,746	1,013,433
NVIT International Equity Fund - Class III (GIG3)	391,755	4,814,755
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	13,787	14,538
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	5,719,010	14,197,783
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	1,482,927	965,011
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	208,547	828,575
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	2,625,162	1,927,606
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,088,659	1,325,731
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	3,167,455	5,251,528
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	4,920,552	5,926,166
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	1,194,405	1,940,228
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	1,174,674	1,616,191
NVIT Core Bond Fund - Class I (NVCBD1)	5,846,991	6,162,996
NVIT Core Bond Fund - Class II (NVCBD2)	163,540	190,698
NVIT Core Plus Bond Fund - Class II (NVLCP2)	2,547,983	2,318,585
NVIT Nationwide Fund - Class I (TRF)	1,695,923	17,890,798
NVIT Nationwide Fund - Class II (TRF2)	36,456	156,951
NVIT Government Bond Fund - Class I (GBF)	43,801,023	68,549,485
NVIT Government Bond Fund - Class II (GBF2)	420,558	1,630,469
American Century NVIT Growth Fund - Class I (CAF)	1,600,894	4,866,945
NVIT International Index Fund - Class VIII (GVIX8)	758,183	3,480,703
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	7,212,361	11,536,411
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,139,850	688,775
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	231,423	259,601
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	9,548,425	12,534,099
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	5,908,515	39,463,427
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	2,200,825	20,987,084
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	3,101,245	11,511,094
NVIT Mid Cap Index Fund - Class I (MCIF)	8,205,904	21,329,536
NVIT Money Market Fund - Class I (SAM)	52,161,914	102,031,473
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	54,190	1,271
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	489,865	9,296,794
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	16	212
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	1,455,426	3,053,359
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	28,960	71,065
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,904,007	5,479,214
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	14,016	148,376
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,640,140	2,683,046
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	109,751	838,370
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	8,030,679	17,338,881
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	707,632	1,176,967
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	6,558,473	11,771,310
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	931,535	5,621,736
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	26,973	129,897
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	1,003,686	18,009,305
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	21,396	247,207
NVIT Multi-Manager Small Company Fund - Class I (SCF)	948,384	18,499,888
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	22,815	288,045
NVIT Multi-Sector Bond Fund - Class I (MSBF)	8,293,379	12,491,718
NVIT Short Term Bond Fund - Class II (NVSTB2)	1,176,467	3,574,602
NVIT Large Cap Growth Fund - Class I (NVOLG1)	2,899,792	76,243,363
NVIT Large Cap Growth Fund - Class II (NVOLG2)	220,199	2,829,588
Templeton NVIT International Value Fund - Class III (NVTIV3)	1,218,537	728,097
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	1,827,350	5,207,676
NVIT Real Estate Fund - Class I (NVRE1)	13,214,865	18,628,507
VPS Growth and Income Portfolio - Class B (ALVGIB)	131,104	330,917
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	2,562	239,329
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	1,012,970	2,763,982
VP Income & Growth Fund - Class I (ACVIG)	3,389,257	11,049,068
VP Income & Growth Fund - Class II (ACVIG2)	80,554	278,379
American Century VP Inflation Protection Fund - Class II (ACVIP2)	11,421,792	16,912,664
VP International Fund - Class I (ACVI)	110,796	454,654
VP International Fund - Class III (ACVI3)	1,961	26,690
VP Mid Cap Value Fund - Class I (ACVMV1)	2,006,135	2,618,964
VP Mid Cap Value Fund - Class II (ACVMV2)	56,234	105,270
VP Ultra(R) Fund - Class I (ACVU1)	925,165	1,199,521
VP Value Fund - Class I (ACVV)	179,469	500,360
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	4,071,201	6,721,268
Appreciation Portfolio - Initial Shares (DCAP)	10,334,952	12,620,426
Appreciation Portfolio - Service Shares (DCAPS)	140,611	420,148
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	1,377	23,564
International Value Portfolio - Initial Shares (DVIV)	2,230	32,684
Managed Tail Risk Fund II: Service Shares (FCA2S)	31,016	221,471
High Income Bond Fund II - Service Shares (FHIBS)	396,813	598,260
Quality Bond Fund II - Primary Shares (FQB)	10,238,555	23,218,694
Quality Bond Fund II - Service Shares (FQBS)	251,920	993,778
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	6,143	298,295
VIP Contrafund Portfolio - Service Class (FCS)	313,715	1,144,575
VIP Energy Portfolio - Service Class 2 (FNRS2)	3,229,048	9,740,435
VIP Equity-Income Portfolio - Service Class (FEIS)	21,410,656	40,625,444
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	543,721	1,279,103
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,247,735	3,317,560
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	12,895	11,140

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,526,650	1,459,597
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	4,808	15,233
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,289,130	1,582,468
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	19,305	59,433
VIP Growth Opportunities Portfolio - Service Class (FGOS)	425,250	220,688
VIP Growth Portfolio - Service Class (FGS)	1,958,562	30,261,867
VIP Growth Portfolio - Service Class 2 (FG2)	184,733	621,590
VIP High Income Portfolio - Service Class (FHIS)	2,628,753	8,688,125
VIP High Income Portfolio - Service Class R (FHISR)	48,534,564	46,542,758
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	8,175,789	13,874,941
VIP Mid Cap Portfolio - Service Class (FMCS)	4,614,151	10,195,920
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	564,317	966,306
VIP Overseas Portfolio - Service Class (FOS)	359,996	2,566,622
VIP Overseas Portfolio - Service Class 2 R (FO2R)	123,875	645,200
VIP Overseas Portfolio - Service Class R (FOSR)	962,823	5,300,914
VIP Value Strategies Portfolio - Service Class (FVSS)	1,623,768	3,189,818
Franklin Income Securities Fund - Class 2 (FTVIS2)	9,373,155	7,887,649
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	26,721	144,798
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	973,702	5,097,202
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	4,651,159	2,717,314
Templeton Foreign Securities Fund - Class 2 (TIF2)	1,713	5,085
Templeton Foreign Securities Fund - Class 3 (TIF3)	2,126,771	1,445,951
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	6,072,586	14,394,098
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	575,394	1,492,429
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	3,268,393	6,038,122
Guardian Portfolio - I Class Shares (AMGP)	2,074	34,029
International Portfolio - S Class Shares (AMINS)	-	-
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	764	68,340
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	5,551	3,716
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)	-	2,917
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	209,048	553,636
Socially Responsive Portfolio - I Class Shares (AMSRS)	720,078	2,114,987
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	85,949	492,254
Global Securities Fund/VA - Class 3 (OVGS3)	2,129,412	13,953,375
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,094,411	9,145,880
Global Securities Fund/VA - Service Class (OVGSS)	29,159	630,645
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	5,640,639	23,007,599
Main Street Fund(R)/VA - Service Class (OVGIS)	19,650	486,629
Main Street Small - & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	6,413,298	7,897,448
Main Street Small - & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	1,850	17,595
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)	1,863,866	11,247,534
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	1,373,880	117,138
Global Strategic Income Fund/VA: Service Shares (OVSBS)	589,478	980,979
All Asset Portfolio - Advisor Class (PMVAAD)	3,766,678	130,511
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,701,185	3,792,118
Low Duration Portfolio - Advisor Class (PMVLAD)	11,196,133	8,130,125
Real Return Portfolio - Administrative Class (PMVRRA)	667,140	710,002
Total Return Portfolio - Administrative Class (PMVTRA)	720,299	714,039
Total Return Portfolio - Advisor Class (PMVTRD)	13,676,243	3,400,352
Putnam VT Growth and Income Fund - Class IB (PVGIB)	336	1,145
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)	1,378,205	586,669
Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)	181,182	1,475,368
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)	52,911	6,786
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)	29,601	76,761
V.I. Core Equity Fund - Series I (AVGI)	713	98,813
V.I. Core Equity Fund - Series II (AVCE2)	5,420	142,403
V.I. Equity and Income Fund - Series I (IVKEI1)	4,839	26,457
V.I. Global Health Care Fund - Series I (IVHS)	88,556	18,755
V.I. Global Real Estate Fund - Series I (IVRE)	78,868	70,091
Diversified Stock Fund Class A Shares (VYDS)	86,707	653,961
Micro-Cap Portfolio - Investment Class (ROCMC)	81,781	171,044
SBL Fund - Series D (MSCI EAFE Equal Weight Series (SBLD)	10,379	100,132
Series J (Mid Cap Growth Series) (SBLJ)	8,053	35,188
Series N (Managed Asset Allocation Series) (SBLN)	146,338	74,382
Blue Chip Growth Portfolio - II (TRBCG2)	-	-
Series O (All Cap Value Series) (SBLO)	68,430	638,778
Series P (High Yield Series) (SBLP)	196,888	189,360
Series Q (Small Cap Value Series) (SBLQ)	222,834	448,609
Series V (Mid Cap Value Series) (SBLV)	384,964	466,194
Series X (Small Cap Growth Series) (SBLX)	13,835	12,944
SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)	12,615	2,625
Health Sciences Portfolio - II (TRHS2)	15,465,039	4,773,001
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	5,637,467	2,090,025
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	20,401,006	6,182,645
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	35,850,279	13,286,686
Variable Insurance Portfolios - Asset Strategy (WRASP)	4,272,512	40,098,716
Variable Insurance Portfolios - Balanced (WRBP)	5,098,818	8,601,221
Variable Insurance Portfolios - Bond (WRBDP)	8,761,096	14,305,002
Variable Insurance Portfolios - Core Equity (WRCEP)	11,701,094	21,801,245
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	819,573	4,546,627
Variable Insurance Portfolios - Energy (WRENG)	973,489	3,549,467
Variable Insurance Portfolios - Global Bond (WRGBP)	1,638,703	365,849
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	2,271,098	6,859,668
Variable Insurance Portfolios - Growth (WRGP)	8,827,735	23,262,249
Variable Insurance Portfolios - High Income (WRHIP)	13,411,104	9,669,074
Variable Insurance Portfolios - International Growth (WRIP)	3,993,446	6,778,453
Variable Insurance Portfolios - International Core Equity (WRI2P)	926,806	3,654,451
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	3,844,491	923,927
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	782,884	1,002,781

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)		3,160,742	2,830,349
Variable Insurance Portfolios - Money Market (WRMMP)		9,760,744	16,965,192
Variable Insurance Portfolios - Real Estate Securities (WRRESP)		550,370	2,242,965
Variable Insurance Portfolios - Science and Technology (WRSTP)		5,182,646	12,873,395
Variable Insurance Portfolios - Small Cap Growth (WRSCP)		1,732,034	10,167,783
Variable Insurance Portfolios - Small Cap Value (WRSCV)		767,007	2,225,007
Variable Insurance Portfolios - Value (WRVP)		4,714,873	10,989,592
Advantage VT Opportunity Fund - Class 2 (SVOF)		5,978	112,611
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)		1,245,642	2,896,201
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)		3,305,268	16,877,403
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)		1,486,817	64,787,880
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)		392	52,423
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)		252,783	1,438,923
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)		104,571	1,502,726
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)		1,171,526	16,356,848
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)		3,413,353	36,868,552
High Income Fund/VA - Class 3 (obsolete) (OVHI3)		521,673	1,437,188
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)		8,933	71,931
High Income Fund/VA - Service Class (obsolete) (OVHIS)		4,096	25,665

	Total	$804,709,548	$1,553,611,537

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2012	0.95% to 1.25%	2,307	$ 10.18 to $ 10.16	$23,439	0.10%	1.78% to 1.58%	****
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
2012	0.95% to 1.70%	37,711	11.96 to 10.99	435,345	0.86%	12.33% to 11.48%
2011	0.95% to 1.70%	50,679	10.65 to 9.86	517,872	0.76%	-8.20% to -8.89%
2010	0.95% to 1.70%	65,988	11.60 to 10.82	732,063	1.53%	13.89% to 13.02%
2009	0.95% to 1.75%	79,522	10.19 to 9.52	780,089	0.86%	24.05% to 22.87%
2008	0.95% to 1.75%	110,981	8.21 to 7.75	884,049	1.32%	-38.81% to -39.38%
Sterling Capital Select Equity VIF (BBGI)
2012	0.95% to 1.55%	67,944	11.43 to 10.69	759,483	0.99%	13.19% to 12.51%
2011	0.95% to 1.55%	78,794	10.10 to 9.50	779,932	1.01%	-4.94% to -5.52%
2010	0.95% to 1.65%	123,387	10.63 to 9.96	1,280,950	1.19%	10.87% to 10.08%
2009	0.95% to 1.75%	181,163	9.58 to 8.96	1,698,220	1.01%	17.37% to 16.24%
2008	0.95% to 1.90%	261,627	8.17 to 7.62	2,093,573	1.51%	-38.03% to -38.72%
Global Allocation V.I. Fund - Class III (MLVGA3)
2012	0.95% to 2.20%	2,743,720	13.68 to 13.05	37,242,186	1.47%	8.92% to 7.54%
2011	0.95% to 2.20%	2,904,957	12.56 to 12.14	36,272,862	2.51%	-4.55% to -5.76%
2010	0.95% to 2.20%	2,250,841	13.16 to 12.88	29,496,902	1.53%	8.72% to 7.35%
2009	0.95% to 2.30%	1,329,525	12.10 to 12.00	16,061,460	2.54%	21.01% to 19.95%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.95% to 2.25%	18,017,028	16.66 to 9.13	285,760,237	2.02%	14.64% to 13.13%
2011	0.95% to 2.25%	21,028,413	14.54 to 8.07	291,539,265	1.79%	0.91% to -0.41%
2010	0.95% to 2.25%	25,036,633	14.40 to 8.10	344,641,183	1.80%	13.75% to 12.26%
2009	0.95% to 2.40%	29,044,402	12.66 to 8.10	351,401,392	2.06%	25.13% to 23.13%
2008	0.95% to 2.65%	34,537,124	10.12 to 6.41	333,126,530	2.04%	-37.74% to -38.87%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	0.95% to 2.05%	2,809,210	13.48 to 8.22	36,750,060	0.84%	10.91% to 9.67%
2011	0.95% to 2.05%	3,319,842	12.16 to 7.50	39,202,256	0.90%	-0.06% to -1.16%
2010	0.95% to 2.25%	3,796,404	12.16 to 6.35	44,919,292	0.90%	13.73% to 12.23%
2009	0.95% to 2.25%	4,390,417	10.70 to 5.65	45,732,384	0.98%	32.48% to 30.75%
2008	0.95% to 2.25%	5,103,159	8.07 to 5.36	40,160,422	0.78%	-35.05% to -35.95%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2012	1.50% to 2.60%	5,926	11.73 to 10.41	67,889	0.54%	10.02% to 8.79%
2011	1.50% to 2.60%	7,281	10.66 to 9.57	75,087	0.69%	-0.86% to -1.96%
2010	1.50% to 2.60%	8,596	10.76 to 9.76	90,116	0.71%	12.83% to 11.57%
2009	1.50% to 2.60%	12,253	9.53 to 8.75	114,013	0.65%	31.44% to 29.97%
2008	1.50% to 2.60%	13,576	7.25 to 6.73	96,608	0.44%	-35.57% to -36.29%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2012	0.95% to 1.35%	212	10.25 to 10.22	2,167	0.00%	2.47% to 2.19%	****
VA International Equity Fund (HVIE)
2012	0.95% to 1.20%	9,241	10.21 to 10.16	94,163	1.52%	12.95% to 12.66%
2011	0.95% to 1.20%	7,372	9.04 to 9.01	66,604	1.12%	-12.39% to -12.61%
2010	0.95% to 1.20%	477	10.32 to 10.32	4,922	0.00%	3.20% to 3.15%	****
VA Situs Fund (HVSIT)
2012	0.95% to 1.60%	49,252	13.47 to 13.28	660,955	0.00%	21.46% to 20.66%
2011	0.95% to 1.60%	35,238	11.09 to 11.00	390,053	0.02%	-1.85% to -2.49%
2010	0.95% to 1.20%	1,356	11.30 to 11.29	15,316	0.00%	12.96% to 12.91%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2012	0.95% to 1.20%	1,240	9.98 to 9.97	12,360	0.00%	-0.18% to -0.35%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2012	0.95% to 2.20%	116,100	9.76 to 9.68	1,131,369	0.00%	-2.36% to -3.20%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2012	0.95% to 2.20%	865,697	17.76 to 15.91	15,095,036	1.01%	19.23% to 17.72%
2011	0.95% to 2.20%	724,335	14.89 to 13.51	10,633,454	1.29%	1.19% to -0.08%
2010	0.95% to 2.20%	817,428	14.72 to 13.53	11,891,483	1.22%	22.28% to 20.74%
2009	0.95% to 2.30%	921,638	12.04 to 11.13	10,981,625	0.00%	25.49% to 23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2012	1.25%	4,547	17.13	77,878	2.53%	11.95%
2011	1.25%	4,875	15.23	74,580	2.33%	0.09%
2010	1.25%	7,409	15.28	113,236	2.54%	6.80%
2009	1.25%	7,927	14.31	113,433	2.77%	24.00%
2008	1.25%	7,919	11.54	91,385	2.94%	-17.11%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	0.95% to 2.25%	8,117,046	16.58 to 9.58	90,254,217	0.56%	22.68% to 21.07%
2011	0.95% to 2.25%	9,423,318	9.26 to 7.91	85,603,175	0.24%	-7.86% to -9.03%
2010	0.95% to 2.25%	12,264,933	10.05 to 8.70	121,067,434	0.22%	5.47% to 4.08%
2009	0.95% to 2.40%	14,689,565	9.53 to 12.59	138,297,870	0.01%	44.63% to 42.30%
2008	0.95% to 2.50%	15,992,721	6.59 to 8.75	105,562,337	0.01%	-44.84% to -45.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	0.95% to 2.20%	5,219,721	$ 5.53 to $ 4.69	$28,306,341	0.00%	18.01% to 16.52%
2011	0.95% to 2.20%	3,262,667	4.68 to 4.03	15,067,549	0.00%	-9.62% to -10.66%
2010	0.95% to 2.20%	3,870,859	5.18 to 4.51	19,788,975	0.00%	23.22% to 21.66%
2009	0.95% to 2.20%	4,618,124	4.20 to 3.70	19,180,095	0.00%	55.41% to 53.45%
2008	0.95% to 2.20%	5,376,361	2.70 to 2.41	14,382,179	0.09%	-44.50% to -45.21%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.95% to 2.20%	7,024,388	13.46 to 11.42	92,636,043	0.75%	12.10% to 10.68%
2011	0.95% to 2.20%	3,758,384	12.01 to 10.32	44,427,214	0.37%	-32.98% to -33.83%
2010	0.95% to 2.20%	4,560,947	17.92 to 15.60	80,556,813	0.54%	23.83% to 22.27%
2009	0.95% to 2.20%	5,558,077	14.47 to 12.76	79,406,176	0.42%	77.37% to 75.13%
2008	0.95% to 2.25%	6,684,942	8.16 to 12.71	54,098,651	2.65%	-52.68% to -53.36%
Investors Growth Stock Series - Service Class (MIGSC)
2012	1.25% to 2.25%	12,260	14.13 to 12.84	173,051	0.23%	15.22% to 14.05%
2011	1.25% to 2.25%	13,950	12.27 to 11.26	170,920	0.26%	-1.88% to -0.88%
2010	1.25% to 2.25%	15,259	12.37 to 11.47	188,641	0.30%	10.79% to 9.58%
2009	1.25% to 2.25%	17,463	11.17 to 10.47	194,959	0.44%	37.36% to 35.97%
2008	1.25% to 2.25%	18,125	8.13 to 7.70	147,243	0.29%	-37.77% to -38.4%
Mid Cap Growth Series - Service Class (MMCGSC)
2012	1.50% to 2.60%	110,539	10.60 to 9.40	1,128,495	0.00%	14.67% to 13.39%
2011	1.50% to 2.60%	135,789	9.24 to 8.29	1,214,048	0.00%	-7.57% to -8.60%
2010	1.50% to 2.60%	175,231	10.00 to 9.07	1,703,470	0.00%	27.27% to 25.85%
2009	1.50% to 2.60%	210,034	7.86 to 7.21	1,610,125	0.00%	39.13% to 37.58%
2008	1.50% to 2.60%	234,916	5.65 to 5.24	1,299,560	0.00%	-52.32% to -52.86%
New Discovery Series - Service Class (MNDSC)
2012	0.95% to 2.20%	102,754	10.25 to 14.82	1,380,983	0.00%	2.52% to 18.23%	****
2011	1.50% to 2.60%	58,141	13.43 to 12.05	750,462	0.00%	-11.83% to -12.82%
2010	1.50% to 2.60%	84,336	15.23 to 13.82	1,241,335	0.00%	33.90% to 32.41%
2009	1.50% to 2.60%	106,493	11.38 to 10.44	1,173,015	0.00%	60.48% to 58.69%
2008	1.50% to 2.60%	101,953	7.09 to 6.58	703,563	0.00%	-40.43% to -41.10%
Value Series - Service Class (MVFSC)
2012	0.95% to 2.60%	2,700,096	11.90 to 13.25	32,507,119	1.44%	14.78% to 12.86%
2011	0.95% to 2.60%	2,989,414	10.37 to 11.74	31,521,123	1.26%	-1.41% to -3.05%
2010	0.95% to 2.60%	3,299,060	10.52 to 12.11	35,605,645	1.35%	10.16% to 8.33%
2009	0.95% to 2.60%	3,696,423	9.55 to 11.18	36,396,990	1.16%	21.29% to 19.27%
2008	0.95% to 2.65%	3,458,496	7.87 to 8.59	28,395,671	1.10%	-33.38% to -34.58%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2012	0.95% to 2.60%	627,398	12.04 to 11.51	7,513,001	1.42%	14.83% to 12.91%
2011	0.95% to 2.60%	491,546	10.48 to 10.19	5,136,625	0.94%	-2.71% to -4.33%
2010	0.95% to 2.00%	94,481	10.77 to 10.70	1,017,244	0.00%	7.75% to 6.99%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2012	0.95% to 1.95%	207,420	12.67 to 11.84	2,585,027	4.70%	8.40% to 7.30%
2011	0.95% to 1.95%	274,506	11.69 to 11.04	3,167,075	3.46%	4.65% to 3.59%
2010	0.95% to 1.85%	332,360	11.17 to 10.71	3,677,059	6.41%	6.13% to 5.16%
2009	0.95% to 1.85%	397,097	10.53 to 10.18	4,149,190	9.45%	8.60% to 7.62%
2008	0.95% to 2.20%	797,752	9.69 to 9.32	7,688,511	4.53%	-11.06% to -12.20%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2012	1.50% to 2.60%	59,721	12.53 to 11.24	721,725	4.41%	7.55% to 6.35%
2011	1.50% to 2.60%	62,432	11.65 to 10.57	704,601	3.47%	3.83% to 2.67%
2010	1.50% to 2.60%	66,721	11.22 to 10.30	728,272	3.93%	5.26% to 4.08%
2009	1.50% to 2.60%	63,439	10.66 to 9.89	659,139	6.43%	7.74% to 6.54%
2008	1.50% to 2.60%	75,504	9.90 to 9.29	731,256	4.73%	-11.80% to -12.78%
Emerging Markets Debt Portfolio - Class I (MSEM)
2012	0.95% to 2.15%	259,118	32.08 to 32.29	9,825,853	2.85%	16.84% to 15.42%
2011	0.95% to 2.15%	306,681	27.45 to 27.97	9,974,415	3.54%	6.02% to 4.74%
2010	0.95% to 2.15%	377,508	25.90 to 26.71	11,612,180	4.15%	8.70% to 7.39%
2009	0.95% to 2.20%	466,768	23.82 to 29.48	13,214,085	7.81%	28.97% to 27.35%
2008	0.95% to 2.20%	586,733	18.47 to 23.15	12,992,341	7.09%	-15.78% to -16.86%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2012	1.60% to 1.75%	4,783	10.50 to 10.30	49,287	0.00%	6.95% to 6.78%
2011	1.60% to 1.75%	4,859	9.82 to 9.64	46,886	0.28%	-8.60% to -8.74%
2010	1.60% to 1.75%	6,496	10.74 to 10.57	68,671	0.00%	30.20% to 30.00%
2009	1.60% to 1.75%	4,834	8.25 to 8.13	39,312	0.00%	55.14% to 54.9%
2008	0.95% to 2.20%	1,708,103	5.63 to 5.04	9,472,731	0.81%	-47.27% to -47.94%
U.S. Real Estate Portfolio - Class I (MSVRE)
2012	1.60% to 1.75%	27,707	35.74 to 31.93	953,958	0.86%	13.98% to 13.80%
2011	1.60% to 1.75%	29,336	31.36 to 28.06	884,976	0.83%	4.23% to 4.07%
2010	1.60% to 1.75%	35,233	30.08 to 26.96	1,021,191	1.42%	27.89% to 27.69%
2009	0.95% to 1.75%	47,730	22.01 to 21.11	1,086,981	5.50%	27.13% to 26.11%
2008	0.95% to 2.85%	5,202,889	17.32 to 16.43	95,025,061	3.37%	-38.49% to -39.77%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	0.95% to 2.25%	8,204,277	$ 15.89 to $ 15.14	$129,473,465	0.94%	13.57% to 12.08%
2011	0.95% to 2.25%	9,880,961	13.99 to 13.50	137,560,150	1.55%	-0.31% to -1.61%
2010	0.95% to 2.25%	12,471,315	14.03 to 13.73	174,473,779	1.95%	12.39% to 10.91%
2009	0.95% to 1.85%	31,259	12.48 to 12.41	389,738	1.14%	24.85% to 24.14%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2012	1.50% to 2.60%	159,591	15.45 to 14.83	2,435,163	0.77%	12.73% to 11.46%
2011	1.50% to 2.60%	202,068	13.71 to 13.30	2,747,398	1.38%	-1.02% to -2.12%
2010	1.50% to 2.60%	256,614	13.85 to 13.59	3,535,740	1.29%	11.46% to 10.21%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.95% to 2.20%	2,681,096	11.92 to 10.95	31,513,005	1.27%	14.61% to 13.17%
2011	0.95% to 2.20%	2,662,323	10.40 to 9.68	27,380,159	1.39%	-0.03% to -1.29%
2010	0.95% to 2.20%	3,070,605	10.40 to 9.81	31,664,338	1.47%	10.95% to 9.55%
2009	0.95% to 2.20%	3,655,535	9.38 to 8.95	34,018,642	0.07%	22.24% to 20.70%
2008	0.95% to 2.40%	3,842,337	7.67 to 7.37	29,292,495	2.23%	-30.44% to -31.51%
American Funds NVIT Bond Fund - Class II (GVABD2)
2012	0.95% to 1.90%	1,768,019	12.11 to 11.35	21,163,670	2.18%	3.97% to 2.97%
2011	0.95% to 2.00%	2,054,466	11.65 to 10.96	23,692,513	2.32%	4.72% to 3.62%
2010	0.95% to 2.20%	2,540,834	11.12 to 10.48	28,007,984	2.01%	4.98% to 3.66%
2009	0.95% to 2.20%	2,923,369	10.59 to 10.11	30,736,122	0.32%	11.08% to 9.68%
2008	0.95% to 2.40%	3,167,010	9.54 to 9.17	30,019,929	4.89%	-10.73% to -12.05%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2012	0.95% to 2.20%	1,659,885	12.46 to 11.45	20,435,727	0.84%	20.92% to 19.40%
2011	0.95% to 2.20%	1,877,500	10.30 to 9.59	19,135,209	0.98%	-10.17% to -11.30%
2010	0.95% to 2.15%	2,352,559	11.47 to 10.83	26,749,892	0.82%	10.24% to 8.91%
2009	0.95% to 2.20%	2,651,292	10.40 to 9.92	27,381,129	0.00%	40.26% to 38.34%
2008	0.95% to 2.35%	2,607,903	7.42 to 7.14	19,230,688	2.63%	-39.22% to -40.13%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2012	0.95% to 2.05%	3,321,520	11.14 to 10.34	36,582,883	0.22%	16.28% to 14.99%
2011	0.95% to 2.05%	3,807,910	9.58 to 8.99	36,141,690	0.27%	-5.59% to -6.64%
2010	0.95% to 2.20%	4,103,841	10.15 to 9.57	41,328,804	0.16%	17.07% to 15.60%
2009	0.95% to 2.25%	4,400,289	8.67 to 8.24	37,905,563	0.00%	37.46% to 35.45%
2008	0.95% to 2.35%	3,724,440	6.31 to 6.07	23,357,171	2.02%	-44.74% to -45.59%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2012	0.95% to 2.20%	1,267,595	9.63 to 8.96	12,103,085	1.03%	15.95% to 14.48%
2011	0.95% to 2.20%	1,374,546	8.31 to 7.83	11,339,347	0.99%	-3.16% to -4.38%
2010	0.95% to 2.05%	1,421,023	8.58 to 8.24	12,123,365	0.93%	9.92% to 8.70%
2009	0.95% to 2.05%	1,422,326	7.81 to 7.58	11,047,272	0.00%	29.45% to 28.01%
2008	0.95% to 2.40%	1,149,098	6.03 to 5.88	6,904,722	2.50%	-38.65% to -39.62%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2012	0.95% to 2.20%	1,281,408	21.21 to 15.85	26,114,165	7.81%	13.47% to 12.03%
2011	0.95% to 2.20%	1,499,037	18.69 to 14.15	26,996,076	8.19%	2.83% to 1.54%
2010	0.95% to 2.20%	1,905,594	18.17 to 13.93	33,448,436	8.32%	12.08% to 10.67%
2009	0.95% to 2.20%	2,432,766	16.22 to 12.59	38,123,665	9.44%	44.61% to 42.79%
2008	0.95% to 2.30%	3,127,646	11.21 to 9.12	33,826,109	8.67%	-28.67% to -29.68%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.95% to 2.20%	1,969,531	15.82 to 14.35	30,763,762	7.77%	13.62% to 12.18%
2011	0.95% to 2.20%	2,286,315	13.93 to 12.80	31,488,000	7.96%	2.82% to 1.53%
2010	0.95% to 2.20%	2,742,198	13.54 to 12.60	36,812,941	7.54%	12.09% to 10.67%
2009	0.95% to 2.20%	5,022,438	12.08 to 11.39	60,129,567	8.74%	44.69% to 42.82%
2008	0.95% to 2.65%	4,616,958	8.35 to 7.84	38,241,066	7.69%	-28.78% to -30.04%
NVIT Emerging Markets Fund - Class I (GEM)
2012	0.95% to 2.05%	45,909	23.93 to 20.87	1,081,590	0.49%	16.10% to 14.81%
2011	0.95% to 2.05%	53,088	20.61 to 18.18	1,074,164	0.64%	-23.11% to -23.96%
2010	0.95% to 2.05%	70,785	26.81 to 23.91	1,861,155	0.06%	15.07% to 13.80%
2009	0.95% to 2.05%	92,773	23.30 to 21.01	2,128,566	1.19%	61.76% to 59.97%
2008	0.95% to 2.10%	117,608	14.40 to 11.28	1,661,841	1.11%	-58.16% to -58.71%
NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.95% to 2.20%	1,117,157	26.24 to 22.92	28,762,555	0.44%	16.12% to 14.65%
2011	0.95% to 2.20%	1,447,881	22.60 to 19.99	32,179,315	0.66%	-23.13% to -24.10%
2010	0.95% to 2.25%	1,961,773	29.40 to 26.22	56,857,465	0.07%	15.11% to 13.60%
2009	0.95% to 2.45%	2,343,389	25.54 to 22.73	59,011,515	1.29%	61.93% to 59.09%
2008	0.95% to 2.65%	2,568,733	15.77 to 14.09	39,928,488	1.05%	-58.23% to -59.01%
NVIT Emerging Markets Fund - Class VI (GEM6)
2012	1.50% to 2.60%	28,770	19.73 to 17.90	549,863	0.24%	15.16% to 13.87%
2011	1.50% to 2.60%	35,349	17.13 to 15.72	588,811	0.43%	-23.75% to -24.60%
2010	1.50% to 2.60%	45,329	22.47 to 20.85	994,617	0.00%	14.15% to 12.88%
2009	1.50% to 2.60%	57,783	19.68 to 18.47	1,113,594	1.11%	60.64% to 58.85%
2008	1.50% to 2.50%	57,587	12.25 to 11.68	694,612	0.97%	-58.50% to -58.92%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class I (GIG)
2012	0.95% to 2.20%	475,976	$ 12.56 to $ 10.75	$5,887,748	0.86%	14.51% to 13.06%
2011	0.95% to 2.20%	523,208	10.97 to 9.51	5,662,385	1.69%	-10.62% to -11.75%
2010	0.95% to 1.85%	62,717	12.28 to 11.18	754,976	0.80%	12.22% to 11.20%
2009	0.95% to 1.85%	108,942	10.94 to 10.05	1,173,520	0.96%	28.49% to 27.32%
2008	0.95% to 1.85%	95,197	8.51 to 7.90	799,141	1.41%	-46.57% to -47.06%
NVIT International Equity Fund - Class III (GIG3)
2012	0.95% to 2.20%	975,577	19.92 to 17.40	19,096,114	0.80%	14.48% to 13.03%
2011	0.95% to 2.20%	1,215,140	17.40 to 15.39	20,803,714	1.25%	-10.62% to -11.75%
2010	0.95% to 2.20%	1,299,368	19.47 to 17.44	24,942,615	0.93%	12.19% to 10.78%
2009	0.95% to 2.45%	1,606,441	17.35 to 15.44	27,490,845	1.02%	28.44% to 26.23%
2008	0.95% to 2.65%	1,835,707	13.51 to 12.07	24,390,061	1.24%	-46.55% to -47.52%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2012	1.25%	13,008	7.88	102,496	0.62%	13.78%
2011	1.25%	12,973	6.92	89,837	1.20%	-11.12%
2010	1.25%	7,153	7.79	55,731	0.81%	11.62%
2009	1.25%	8,052	6.98	56,219	0.85%	27.83%
2008	1.25%	5,501	5.46	30,035	1.01%	-45.38%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2012	0.95% to 2.20%	6,918,204	9.06 to 8.54	62,260,709	1.39%	15.83% to 14.36%
2011	0.95% to 2.20%	8,487,495	7.82 to 7.46	66,039,952	0.56%	-12.46% to -13.56%
2010	0.95% to 2.25%	10,221,217	8.93 to 8.62	90,975,125	0.19%	14.51% to 13.01%
2009	0.95% to 2.30%	13,082,723	7.80 to 7.60	101,820,966	0.18%	51.51% to 49.15%
2008	0.95% to 1.65%	24,053	5.15 to 5.12	123,576	0.00%	-48.51% to -48.75%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2012	0.95% to 1.75%	432,385	10.37 to 9.98	4,460,561	1.30%	10.44% to 9.54%
2011	0.95% to 1.75%	381,863	9.39 to 9.11	3,567,543	0.70%	-4.10% to -4.87%
2010	0.95% to 1.90%	318,693	9.79 to 9.53	3,107,996	0.70%	22.41% to 21.35%
2009	0.95% to 2.20%	545,466	8.00 to 7.81	4,351,485	0.47%	30.29% to 28.45%
2008	0.95% to 2.20%	1,045,538	6.14 to 6.08	6,412,440	0.50%	-38.61% to -39.18%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	2.20%	217	9.44	2,049	0.06%	20.85%
2009	2.20%	217	7.81	1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2012	0.95% to 1.65%	228,694	9.91 to 9.58	2,250,854	0.91%	15.05% to 14.23%
2011	0.95% to 1.65%	306,028	8.61 to 8.39	2,622,892	1.96%	-7.27% to -7.92%
2010	0.95% to 1.40%	289,171	9.29 to 9.16	2,674,006	0.32%	13.86% to 13.44%
2009	0.95% to 1.40%	291,521	8.15 to 8.07	2,370,573	0.96%	27.97% to 27.21%
2008	0.95% to 1.65%	203,409	6.37 to 6.34	1,293,902	1.60%	-36.28% to -36.63%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2012	0.95% to 1.90%	860,739	11.08 to 10.59	9,459,005	1.50%	10% to 8.95%
2011	0.95% to 1.90%	806,397	10.07 to 9.72	8,066,520	2.42%	-2.28% to -3.22%
2010	0.95% to 1.75%	962,233	10.30 to 10.08	9,861,670	0.86%	9.36% to 8.47%
2009	0.95% to 1.75%	589,939	9.42 to 9.29	5,537,130	2.17%	18.68% to 17.72%
2008	0.95% to 1.65%	382,103	7.94 to 7.90	3,028,279	1.57%	-20.62% to -20.99%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2012	0.95% to 1.80%	550,198	10.63 to 10.21	5,798,672	1.28%	12.56% to 11.59%
2011	0.95% to 1.80%	581,248	9.45 to 9.15	5,454,426	2.27%	-4.36% to -5.18%
2010	0.95% to 1.80%	580,022	9.88 to 9.65	5,701,288	0.66%	11.32% to 10.37%
2009	0.95% to 1.80%	418,388	8.87 to 8.75	3,698,081	1.41%	22.98% to 21.93%
2008	0.95% to 1.80%	559,727	7.21 to 7.17	4,026,132	1.69%	-27.86% to -28.31%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2012	0.95% to 1.80%	684,120	11.51 to 11.06	7,789,099	1.62%	6.48% to 5.56%
2011	0.95% to 1.80%	876,996	10.82 to 10.48	9,416,711	2.39%	0.45% to -0.36%
2010	0.95% to 1.90%	807,699	10.77 to 10.49	8,651,582	1.24%	5.79% to 4.77%
2009	0.95% to 1.85%	581,196	10.18 to 10.02	5,894,080	2.88%	11.95% to 10.93%
2008	0.95% to 2.00%	283,337	9.09 to 9.03	2,573,288	1.66%	-9.09% to -9.74%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2012	0.95% to 1.80%	1,704,961	10.87 to 10.44	18,383,499	1.39%	11.30% to 10.34%
2011	0.95% to 1.80%	1,828,979	9.76 to 9.46	17,749,205	2.32%	-3.26% to -4.09%
2010	0.95% to 1.80%	1,912,124	10.09 to 9.86	19,202,888	0.84%	10.31% to 9.37%
2009	0.95% to 1.85%	1,273,021	9.15 to 9.00	11,603,008	1.95%	20.79% to 19.61%
2008	0.95% to 1.85%	742,815	7.57 to 7.52	5,617,401	1.74%	-24.27% to -24.76%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2012	0.95% to 1.6%	627,883	10.33 to 10.02	6,443,680	1.13%	13.49% to 12.75%
2011	0.95% to 2.00%	715,736	9.10 to 8.75	6,476,071	2.34%	-5.58% to -6.57%
2010	0.95% to 1.55%	703,800	9.64 to 9.48	6,757,246	0.60%	12.23% to 11.56%
2009	0.95% to 1.60%	487,057	8.59 to 8.49	4,172,398	1.51%	25.38% to 24.55%
2008	0.95% to 1.65%	303,444	6.85 to 6.81	2,076,138	1.62%	-31.50% to -31.86%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2012	0.95% to 1.85%	771,585	$ 11.28 to $ 10.81	$8,633,970	1.57%	9.00% to 8.00%
2011	0.95% to 1.95%	824,921	10.35 to 9.97	8,482,686	2.57%	-1.22% to -2.21%
2010	0.95% to 1.85%	798,523	10.47 to 10.22	8,326,251	1.01%	8.00% to 7.02%
2009	0.95% to 1.85%	633,405	9.70 to 9.55	6,123,239	2.42%	16.56% to 15.47%
2008	0.95% to 1.85%	445,889	8.32 to 8.27	3,703,801	2.01%	-16.81% to -17.34%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2012	0.95% to 1.95%	720,113	12.72 to 12.14	9,086,612	3.11%	6.73% to 5.65%
2011	0.95% to 1.85%	766,295	11.92 to 11.53	9,086,373	3.14%	5.58% to 4.63%
2010	0.95% to 1.90%	722,330	11.29 to 11.01	8,117,766	2.70%	6.04% to 5.06%
2009	0.95% to 2.30%	669,759	10.65 to 10.41	7,107,261	3.38%	7.75% to 6.31%
2008	0.95% to 2.05%	109,155	9.88 to 9.81	1,077,426	3.03%	-1.18% to -1.91%	****
NVIT Core Bond Fund - Class II (NVCBD2)
2012	1.50% to 2.50%	76,022	12.24 to 11.67	913,159	2.73%	5.87% to 4.79%
2011	1.50% to 2.50%	79,379	11.57 to 11.14	904,698	2.90%	4.65% to 3.59%
2010	1.50% to 2.50%	72,196	11.05 to 10.75	789,449	2.52%	5.18% to 4.11%
2009	1.50% to 2.50%	63,999	10.51 to 10.33	668,098	3.22%	6.96% to 5.88%
2008	1.50% to 2.50%	10,259	9.82 to 9.76	100,446	3.99%	-1.76% to -2.43%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2012	0.95% to 2.20%	468,113	13.58 to 12.80	6,304,056	2.12%	6.10% to 4.76%
2011	0.95% to 2.20%	463,061	12.80 to 12.22	5,887,019	2.49%	5.04% to 3.72%
2010	0.95% to 2.20%	307,535	12.18 to 11.78	3,728,394	2.46%	7.09% to 5.74%
2009	0.95% to 2.20%	344,564	11.38 to 11.14	3,910,872	5.36%	15.33% to 13.88%
2008	0.95% to 1.65%	53,319	9.87 to 9.82	525,408	3.84%	-1.34% to -1.80%	****
NVIT Nationwide Fund - Class I (TRF)
2012	0.95% to 2.20%	7,146,201	14.19 to 9.31	99,844,793	1.38%	13.13% to 11.70%
2011	0.95% to 2.20%	8,372,529	12.54 to 8.33	103,533,162	1.12%	-0.42% to -1.68%
2010	0.95% to 2.20%	9,987,008	12.59 to 8.47	124,151,365	1.00%	12.37% to 10.96%
2009	0.95% to 2.30%	11,511,657	11.21 to 8.07	127,435,570	1.32%	24.90% to 22.98%
2008	0.95% to 2.65%	13,778,445	8.97 to 6.33	122,081,060	1.37%	-42.11% to -43.17%
NVIT Nationwide Fund - Class II (TRF2)
2012	1.50% to 2.60%	35,483	12.02 to 10.66	410,807	1.15%	12.14% to 10.88%
2011	1.50% to 2.60%	45,677	10.72 to 9.61	475,742	0.86%	-1.12% to -2.23%
2010	1.50% to 2.60%	59,096	10.84 to 9.83	623,121	0.70%	11.53% to 10.28%
2009	1.50% to 2.60%	90,233	9.72 to 8.92	855,533	1.09%	23.67% to 22.29%
2008	1.50% to 2.60%	87,219	7.86 to 7.29	671,229	1.14%	-42.49% to -43.13%
NVIT Government Bond Fund - Class I (GBF)
2012	0.95% to 2.25%	10,447,542	19.32 to 15.46	188,677,693	2.07%	2.08% to 0.73%
2011	0.95% to 2.25%	12,293,357	18.93 to 15.34	217,827,584	2.89%	6.24% to 4.85%
2010	0.95% to 2.25%	15,180,960	17.82 to 14.63	253,606,247	2.91%	3.79% to 2.42%
2009	0.95% to 2.45%	18,571,113	17.17 to 13.31	298,915,230	3.28%	1.71% to 0.20%
2008	0.95% to 2.70%	25,449,213	16.88 to 12.95	401,600,441	4.25%	6.70% to 4.84%
NVIT Government Bond Fund - Class II (GBF2)
2012	1.50% to 2.60%	336,649	13.89 to 12.32	4,533,019	1.73%	1.22% to 0.09%
2011	1.50% to 2.60%	438,421	13.72 to 12.31	5,851,405	2.55%	5.40% to 4.23%
2010	1.50% to 2.60%	626,493	13.02 to 11.81	7,945,256	2.60%	2.96% to 1.81%
2009	1.50% to 2.60%	853,076	12.65 to 11.60	10,524,843	3.10%	0.89% to -0.23%
2008	1.50% to 2.60%	1,063,595	12.54 to 11.63	13,041,427	3.97%	5.87% to 4.69%
American Century NVIT Growth Fund - Class I (CAF)
2012	0.95% to 2.05%	2,932,172	9.84 to 5.97	27,746,329	0.55%	12.94% to 11.68%
2011	0.95% to 2.05%	3,261,287	8.71 to 5.34	27,405,056	0.57%	-1.63% to -2.72%
2010	0.95% to 2.05%	3,600,445	8.86 to 5.49	30,828,620	0.63%	18.12% to 16.81%
2009	0.95% to 2.05%	4,093,988	7.50 to 4.70	29,698,562	0.56%	32.20% to 30.74%
2008	0.95% to 2.50%	4,801,429	5.67 to 3.62	26,271,368	0.27%	-39.29% to -40.29%
NVIT International Index Fund - Class VIII (GVIX8)
2012	0.95% to 1.85%	360,461	9.11 to 8.57	3,263,744	2.29%	17.09% to 16.02%
2011	0.95% to 1.85%	701,900	7.78 to 7.39	5,423,730	2.82%	-13.68% to -14.46%
2010	0.95% to 1.85%	345,841	9.02 to 8.64	3,107,704	1.98%	6.38% to 5.41%
2009	0.95% to 1.85%	362,938	8.48 to 8.20	3,066,717	2.76%	27.39% to 26.23%
2008	0.95% to 2.20%	274,031	6.65 to 6.43	1,817,251	1.83%	-43.63% to -44.42%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.95% to 2.60%	2,595,098	15.47 to 12.87	38,966,073	1.51%	14.80% to 12.88%
2011	0.95% to 2.60%	2,902,862	13.47 to 11.40	38,059,017	1.80%	-4.84% to -6.42%
2010	0.95% to 2.60%	3,478,795	14.16 to 12.19	48,049,263	1.65%	13.54% to 11.65%
2009	0.95% to 2.60%	4,157,079	12.47 to 10.91	50,579,875	1.00%	26.00% to 23.73%
2008	0.95% to 2.65%	4,774,409	9.90 to 8.79	46,171,625	2.06%	-37.44% to -38.58%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2012	0.95% to 1.80%	377,590	$ 13.62 to $ 13.20	$5,119,938	1.82%	8.34% to 7.41%
2011	0.95% to 1.60%	349,250	12.57 to 12.35	4,375,034	2.15%	-0.07% to -0.73%
2010	0.95% to 1.60%	317,412	12.58 to 12.44	3,984,256	1.40%	8.77% to 8.06%
2009	0.95% to 1.85%	127,959	11.57 to 11.50	1,477,660	1.94%	15.66% to 15.00%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2012	0.95% to 1.40%	70,337	14.68 to 14.44	1,029,188	1.65%	11.18% to 10.67%
2011	0.95% to 1.35%	73,171	13.21 to 13.06	963,988	1.97%	-1.87% to -2.27%
2010	0.95% to 1.35%	78,659	13.46 to 13.37	1,056,847	1.13%	10.97% to 10.52%
2009	0.95% to 1.20%	61,529	12.13 to 12.11	745,662	1.69%	21.27% to 21.07%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	0.95% to 2.60%	3,409,144	13.89 to 11.56	45,991,163	1.70%	4.17% to 2.43%
2011	0.95% to 2.60%	3,695,621	13.33 to 11.28	47,923,219	2.43%	1.95% to 0.26%
2010	0.95% to 2.60%	4,288,835	13.08 to 11.25	54,764,393	2.25%	4.89% to 3.14%
2009	0.95% to 2.60%	5,109,651	12.47 to 10.91	62,303,928	1.86%	8.05% to 6.25%
2008	0.95% to 2.65%	6,279,027	11.54 to 10.25	70,932,244	3.37%	-6.92% to -8.51%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.95% to 2.60%	13,526,513	15.09 to 12.56	198,495,540	1.57%	9.76% to 7.92%
2011	0.95% to 2.60%	15,869,278	12.27 to 11.63	212,855,992	2.11%	-0.99% to -2.63%
2010	0.95% to 2.60%	19,697,426	12.39 to 11.95	267,407,824	1.95%	9.86% to 8.03%
2009	0.95% to 2.60%	24,580,501	11.28 to 11.07	303,672,799	1.42%	5.32% to 15.97%
2008	0.95% to 2.65%	25,414,593	10.71 to 9.51	265,963,303	2.73%	-23.93% to -25.27%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.95% to 2.60%	6,299,513	15.51 to 12.91	94,676,446	1.54%	12.68% to 10.80%
2011	0.95% to 2.60%	7,590,233	13.76 to 11.65	101,570,285	2.00%	-3.05% to -4.67%
2010	0.95% to 2.60%	9,585,870	14.20 to 12.22	132,535,343	1.85%	11.76% to 9.90%
2009	0.95% to 2.60%	11,933,118	12.70 to 11.12	147,623,643	1.20%	23.21% to 21.16%
2008	0.95% to 2.85%	14,184,832	10.31 to 9.03	142,707,758	2.41%	-32.04% to -33.40%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	0.95% to 2.60%	4,348,864	14.78 to 12.30	62,377,300	1.63%	7.01% to 5.22%
2011	0.95% to 2.60%	4,970,184	13.81 to 11.69	66,830,206	2.30%	1.09% to -0.59%
2010	0.95% to 2.60%	6,041,482	13.66 to 11.76	80,607,880	2.15%	7.49% to 5.70%
2009	0.95% to 2.60%	7,849,777	12.71 to 11.13	97,464,346	1.65%	13.47% to 11.58%
2008	0.95% to 2.65%	9,861,417	11.20 to 9.95	107,990,890	3.08%	-15.85% to -17.32%
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	0.95% to 2.20%	3,063,218	28.84 to 21.33	91,420,368	1.03%	16.35% to 14.88%
2011	0.95% to 2.20%	3,748,165	24.78 to 18.56	96,212,301	0.76%	-3.47% to -4.68%
2010	0.95% to 2.25%	4,548,842	25.67 to 16.69	121,160,598	1.24%	25.00% to 23.37%
2009	0.95% to 2.30%	5,661,511	20.54 to 16.09	120,603,219	0.95%	35.46% to 33.44%
2008	0.95% to 2.45%	7,039,039	15.16 to 11.88	110,411,233	1.23%	-37.07% to -38.08%
NVIT Money Market Fund - Class I (SAM)
2012	0.95% to 2.60%	17,342,803	12.48 to 9.19	207,045,415	0.00%	0.95% to -2.61%
2011	0.95% to 2.60%	21,235,532	12.60 to 9.44	256,646,827	0.00%	-0.95% to -2.59%
2010	0.95% to 2.60%	22,936,653	12.72 to 9.69	280,127,960	0.00%	-0.95% to -2.60%
2009	0.95% to 2.70%	31,981,566	12.84 to 10.08	394,485,878	0.04%	-0.91% to -2.66%
2008	0.95% to 2.70%	55,065,021	12.96 to 10.35	684,634,966	2.01%	1.08% to -0.69%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2012	1.10% to 1.10%	4,488	15.64 to 15.64	70,192	1.18%	14.58% to 14.58%
2011	1.10% to 1.15%	870	13.65 to 13.63	11,874	1.32%	-10.32% to -10.33%
2010	1.10% to 1.15%	896	15.22 to 15.20	13,636	0.86%	12.77% to 12.70%
2009	1.10%	813	13.48	10,958	0.00%	34.80%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	0.95% to 2.25%	5,166,488	9.59 to 9.02	49,202,731	0.57%	14.68% to 13.17%
2011	0.95% to 2.25%	6,118,224	8.36 to 7.97	50,889,122	1.26%	-10.23% to -11.40%
2010	0.95% to 2.25%	7,207,413	9.31 to 8.99	66,875,552	0.73%	12.95% to 11.47%
2009	0.95% to 2.40%	9,022,689	8.25 to 8.03	74,212,142	0.87%	35.16% to 32.99%
2008	0.95% to 2.20%	634,973	6.10 to 6.04	3,869,465	0.11%	-38.99% to -39.56%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2012	1.25%	179	11.79	2,112	0.12%	15.58%
2011	1.25%	195	10.20	1,990	1.53%	-17.46%
2010	1.25%	212	12.35	2,620	2.07%	4.56%
2009	1.25%	230	11.82	2,718	1.88%	27.89%
2008	1.25%	249	9.24	2,301	1.55%	-47.15%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2012	0.95% to 2.20%	603,932	15.70 to 13.89	9,296,209	0.40%	16.12% to 14.65%
2011	0.95% to 2.20%	712,738	13.52 to 12.11	9,469,953	1.72%	-16.91% to -17.96%
2010	0.95% to 2.20%	905,151	16.28 to 14.77	14,505,612	2.12%	5.10% to 3.78%
2009	0.95% to 2.20%	1,150,634	15.49 to 14.23	17,575,662	2.06%	28.60% to 26.98%
2008	0.95% to 2.25%	1,767,075	12.04 to 11.20	21,040,830	1.71%	-46.84% to -47.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2012	1.50% to 2.60%	30,450	$ 10.25 to $ 9.30	$306,774	0.16%	15.19% to 13.90%
2011	1.50% to 2.60%	32,579	8.90 to 8.17	284,539	1.58%	-17.65% to -18.57%
2010	1.50% to 2.60%	39,415	10.81 to 10.03	419,558	1.42%	4.26% to 3.10%
2009	1.50% to 2.60%	67,302	10.37 to 9.73	687,819	0.99%	27.55% to 26.12%
2008	1.50% to 2.60%	78,668	8.13 to 7.71	631,418	1.60%	-47.26% to -47.85%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	0.95% to 2.60%	2,143,624	10.31 to 9.53	21,714,092	0.47%	15.25% to 13.32%
2011	0.95% to 2.60%	2,538,927	8.94 to 8.41	22,413,289	0.01%	-3.83% to -5.43%
2010	0.95% to 2.60%	3,235,185	3.42 to 8.89	29,745,990	0.06%	14.41% to 12.51%
2009	0.95% to 2.20%	1,116,209	8.13 to 7.94	9,044,189	0.86%	28.54% to 26.74%
2008	0.95% to 1.60%	8,873	6.32 to 6.30	56,087	0.27%	-36.76% to -37.04%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2012	1.50% to 2.60%	47,902	9.94 to 9.43	467,975	0.20%	14.39% to 13.11%
2011	1.50% to 2.60%	62,261	8.69 to 8.34	533,955	0.00%	-4.68% to -5.74%
2010	1.50% to 2.60%	97,408	9.12 to 8.85	880,856	0.00%	13.63% to 12.36%
2009	1.50% to 2.60%	138,048	8.02 to 7.87	1,101,310	0.48%	27.41% to 25.99%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	0.95% to 2.25%	701,373	11.37 to 10.98	7,935,795	1.35%	16.69% to 15.15%
2011	0.95% to 2.25%	806,019	9.75 to 9.53	7,833,141	1.06%	-6.72% to -7.95%
2010	0.95% to 2.25%	978,492	10.45 to 10.36	10,227,148	0.51%	4.49% to 3.57%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2012	0.95% to 2.60%	307,809	9.63 to 8.91	2,878,555	1.02%	16.47% to 14.53%
2011	0.95% to 2.60%	390,315	8.27 to 7.78	3,151,706	0.80%	-6.98% to -8.53%
2010	0.95% to 2.60%	510,297	8.89 to 8.50	4,463,463	0.50%	11.68% to 9.82%
2009	0.95% to 2.60%	671,187	7.96 to 7.74	5,292,201	1.17%	26.20% to 24.10%
2008	0.95% to 2.20%	14,426	6.31 to 6.25	90,859	0.69%	-36.92% to -37.45%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.95% to 2.25%	7,505,685	10.66 to 10.02	79,409,521	0.00%	13.81% to 12.31%
2011	0.95% to 2.25%	9,057,308	9.36 to 8.92	84,331,712	0.00%	-5.14% to -6.38%
2010	0.95% to 2.25%	11,324,227	9.87 to 9.53	111,318,566	0.00%	25.61% to 23.97%
2009	0.95% to 2.40%	13,643,300	7.86 to 7.65	106,907,689	0.00%	25.91% to 23.87%
2008	0.95% to 2.20%	246,427	6.24 to 6.18	1,535,794	0.00%	-37.60% to -38.17%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2012	1.20% to 2.10%	549,050	10.40 to 9.97	5,689,561	0.00%	13.27% to 12.23%
2011	1.20% to 2.10%	641,306	9.18 to 8.88	5,872,533	0.00%	-5.60% to -6.45%
2010	1.20% to 2.10%	828,610	9.73 to 9.49	8,045,704	0.00%	24.95% to 23.81%
2009	1.20% to 2.10%	970,197	7.79 to 7.67	7,545,630	0.00%	25.19% to 24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.95% to 2.20%	5,061,320	11.46 to 10.80	57,485,284	1.08%	15.24% to 13.78%
2011	0.95% to 2.20%	6,072,780	9.95 to 9.50	59,973,772	0.78%	-3.25% to -4.47%
2010	0.95% to 2.25%	7,386,826	10.28 to 9.93	75,555,521	1.29%	18.50% to 16.94%
2009	0.95% to 2.25%	9,387,443	8.68 to 8.49	81,175,736	1.17%	29.23% to 27.53%
2008	0.95% to 2.20%	457,440	6.71 to 6.65	3,067,897	1.04%	-32.85% to -33.46%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	0.95% to 2.20%	1,396,829	16.15 to 13.58	22,006,733	0.00%	12.36% to 10.94%
2011	0.95% to 2.20%	1,683,899	14.38 to 12.24	23,650,834	0.00%	-1.60% to -2.83%
2010	0.95% to 2.20%	2,093,550	14.61 to 12.60	29,940,560	0.00%	24.26% to 22.69%
2009	0.95% to 2.20%	2,405,794	11.76 to 10.27	27,692,099	0.00%	26.25% to 24.66%
2008	0.95% to 2.65%	2,959,328	9.31 to 7.87	26,975,411	0.00%	-46.93% to -47.93%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2012	1.50% to 2.60%	30,452	10.86 to 9.63	317,793	0.00%	11.39% to 10.15%
2011	1.50% to 2.60%	39,878	9.75 to 8.74	374,304	0.00%	-2.35% to -3.43%
2010	1.50% to 2.60%	52,561	9.98 to 9.06	507,807	0.00%	23.23% to 21.85%
2009	1.50% to 2.60%	75,333	8.10 to 7.43	594,293	0.00%	25.28% to 23.88%
2008	1.50% to 2.60%	93,131	6.47 to 6.00	588,793	0.00%	-47.34% to -47.93%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	0.95% to 2.40%	2,933,718	36.38 to 19.66	93,120,074	0.81%	19.30% to 17.55%
2011	0.95% to 2.40%	3,501,538	23.59 to 16.72	93,191,567	0.44%	-5.97% to -7.34%
2010	0.95% to 2.40%	4,308,309	25.09 to 18.05	122,185,799	0.60%	25.40% to 23.57%
2009	0.95% to 2.40%	5,299,089	20.00 to 14.61	119,917,757	0.58%	25.02% to 23.19%
2008	0.95% to 2.85%	6,639,101	16.00 to 13.60	120,429,640	1.07%	-32.80% to -34.17%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2012	1.50% to 2.60%	51,758	15.31 to 13.58	765,755	0.51%	18.50% to 17.17%
2011	1.50% to 2.60%	67,112	12.92 to 11.59	839,424	0.34%	-6.87% to -7.91%
2010	1.50% to 2.60%	95,306	13.87 to 12.58	1,284,076	0.38%	24.58% to 23.19%
2009	1.50% to 2.60%	123,050	11.13 to 10.21	1,335,668	0.54%	23.97% to 22.59%
2008	1.50% to 2.60%	148,938	8.98 to 8.33	1,308,555	0.86%	-33.32% to -34.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	0.95% to 2.20%	3,336,881	$ 24.99 to $ 21.74	$90,428,333	0.15%	14.40% to 12.96%
2011	0.95% to 2.20%	3,983,163	21.84 to 19.24	94,371,306	0.53%	-6.45% to -7.63%
2010	0.95% to 2.25%	4,900,621	23.35 to 13.87	124,117,565	0.28%	24.13% to 22.50%
2009	0.95% to 2.25%	6,145,117	18.81 to 11.32	125,332,191	0.27%	33.42% to 31.67%
2008	0.95% to 2.65%	7,666,352	14.10 to 12.51	117,309,267	0.78%	-38.78% to -39.91%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2012	1.50% to 2.60%	107,261	16.10 to 14.28	1,667,793	0.00%	13.49% to 12.22%
2011	1.50% to 2.60%	123,033	14.19 to 12.73	1,690,573	0.48%	-7.21% to -8.25%
2010	1.50% to 2.60%	180,903	15.29 to 13.87	2,679,638	0.05%	23.11% to 21.73%
2009	1.50% to 2.60%	239,791	12.42 to 11.40	2,898,029	0.16%	32.41% to 30.93%
2008	1.50% to 2.60%	281,038	9.38 to 8.70	2,575,248	0.59%	-39.28% to -39.96%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2012	0.95% to 2.60%	3,260,113	19.40 to 15.24	61,682,321	2.50%	11.18% to 9.32%
2011	0.95% to 2.60%	3,529,900	17.45 to 13.94	60,182,019	4.23%	4.55% to 2.81%
2010	0.95% to 2.60%	4,263,225	16.69 to 13.56	69,754,208	6.07%	9.54% to 7.71%
2009	0.95% to 2.60%	5,382,701	15.24 to 12.59	80,458,840	9.45%	23.20% to 21.15%
2008	0.95% to 2.60%	6,067,116	12.37 to 10.39	73,652,612	6.83%	-18.08% to -19.44%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.95% to 1.65%	782,664	10.94 to 10.58	8,502,399	1.23%	2.54% to 1.81%
2011	0.95% to 1.65%	998,649	10.67 to 10.40	10,598,447	1.53%	0.34% to -0.37%
2010	0.95% to 2.20%	1,469,186	10.63 to 10.28	15,554,330	1.29%	1.45% to 0.17%
2009	0.95% to 2.20%	2,035,595	10.48 to 10.26	21,275,367	2.48%	6.09% to 4.77%
2008	0.95% to 2.20%	208,273	9.88 to 9.80	2,054,736	2.36%	-1.20% to -2.03%	****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	0.95% to 2.40%	22,889,891	15.92 to 15.08	362,380,774	0.68%	17.56% to 15.83%
2011	0.95% to 2.40%	27,561,260	13.54 to 13.02	371,745,104	0.66%	-3.16% to -4.58%
2010	0.95% to 2.40%	35,443,657	13.98 to 13.65	494,416,782	0.06%	7.77% to 6.19%
2009	0.95% to 1.85%	103,250	12.98 to 12.90	1,339,008	0.33%	29.77% to 28.98%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2012	1.50% to 2.60%	541,918	15.46 to 14.83	8,285,284	0.41%	16.64% to 15.34%
2011	1.50% to 2.60%	708,208	13.25 to 12.86	9,306,722	0.40%	-3.95% to -5.03%
2010	1.50% to 2.60%	934,222	13.80 to 13.54	12,819,308	0.07%	6.89% to 5.70%
2009	1.95%	983	12.87	12,649	0.00%	28.68%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2012	0.95% to 2.20%	294,124	14.01 to 13.38	4,099,498	2.75%	18.43% to 16.93%
2011	0.95% to 2.20%	266,383	11.83 to 11.44	3,140,657	2.73%	-13.26% to -14.35%
2010	0.95% to 1.90%	281,143	13.64 to 13.44	3,825,427	1.78%	5.34% to 4.38%
2009	0.95% to 2.20%	452,463	12.95 to 12.85	5,854,117	0.45%	29.52% to 28.49%	****
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2012	0.95% to 2.20%	1,643,914	13.98 to 9.36	22,623,622	1.21%	17.34% to 15.85%
2011	0.95% to 2.20%	1,921,900	11.91 to 8.08	22,292,576	1.29%	-3.25% to -4.47%
2010	0.95% to 2.20%	2,221,826	12.31 to 8.46	26,948,240	1.47%	14.67% to 13.23%
2009	0.95% to 2.20%	2,805,689	10.74 to 7.97	29,662,654	1.09%	27.33% to 25.55%
2008	0.95% to 2.65%	3,874,794	8.43 to 6.06	32,033,298	1.92%	-37.59% to -38.75%
NVIT Real Estate Fund - Class I (NVRE1)
2012	0.95% to 2.60%	8,144,479	11.34 to 10.49	91,656,539	1.03%	14.68% to 12.77%
2011	0.95% to 2.60%	9,422,684	9.89 to 9.30	92,615,775	0.85%	5.49% to 3.74%
2010	0.95% to 2.60%	11,210,732	9.38 to 8.96	104,636,450	1.88%	28.95% to 26.80%
2009	0.95% to 2.60%	13,652,000	7.27 to 7.07	98,956,949	2.14%	29.59% to 27.43%
2008	0.95% to 1.95%	155,589	5.61 to 5.57	871,617	4.12%	-43.89% to -44.27%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2012	1.50% to 2.60%	102,976	12.79 to 11.34	1,263,347	1.35%	15.48% to 14.19%
2011	1.50% to 2.60%	118,845	11.07 to 9.93	1,270,742	1.10%	4.48% to 3.32%
2010	1.50% to 2.60%	139,314	10.60 to 9.61	1,434,511	0.00%	11.11% to 9.87%
2009	1.50% to 2.60%	174,315	9.54 to 8.75	1,623,035	3.48%	18.54% to 17.22%
2008	1.50% to 2.60%	193,493	8.04 to 7.46	1,525,163	1.77%	-41.59% to -42.24%
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2012	1.50% to 2.60%	85,005	11.86 to 10.52	979,227	0.03%	14.38% to 13.10%
2011	1.50% to 2.60%	104,755	10.32 to 9.26	1,049,090	0.09%	-5.19% to -6.25%
2010	1.50% to 2.60%	151,328	10.88 to 9.87	1,608,213	0.28%	8.18% to 6.98%
2009	1.50% to 2.60%	204,515	10.06 to 9.23	2,012,131	0.00%	35.05% to 33.54%
2008	1.50% to 2.60%	224,033	7.45 to 6.91	1,635,999	0.00%	-40.73% to -41.39%
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2012	0.95% to 2.60%	498,580	11.69 to 16.41	6,446,196	0.29%	17.34% to 15.38%
2011	0.95% to 2.60%	630,824	9.97 to 14.22	7,161,370	0.28%	-9.49% to -10.99%
2010	0.95% to 2.60%	751,905	11.01 to 15.98	9,603,846	0.36%	25.39% to 23.30%
2009	0.95% to 2.60%	714,580	8.78 to 12.96	7,535,414	0.68%	41.30% to 38.95%
2008	0.95% to 2.60%	548,109	6.21 to 9.33	4,242,720	0.34%	-37.85% to -37.42%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2012	0.95% to 2.20%	3,486,389	$ 16.65 to $ 10.03	$54,588,819	2.07%	13.65% to 12.21%
2011	0.95% to 2.20%	4,001,635	14.65 to 8.93	55,628,696	1.52%	2.13% to 0.85%
2010	0.95% to 2.20%	4,808,008	14.35 to 8.86	65,536,631	1.51%	13.06% to 11.64%
2009	0.95% to 2.20%	5,855,561	12.69 to 7.94	70,573,993	4.88%	16.97% to 15.50%
2008	0.95% to 2.65%	7,348,426	10.85 to 6.89	75,486,167	2.14%	-35.21% to -36.40%
VP Income & Growth Fund - Class II (ACVIG2)
2012	1.50% to 2.60%	81,372	12.84 to 11.39	999,407	1.82%	12.74% to 11.47%
2011	1.50% to 2.60%	97,513	11.39 to 10.22	1,068,862	1.26%	1.32% to 0.19%
2010	1.50% to 2.60%	139,202	11.24 to 10.20	1,507,703	1.25%	12.15% to 10.90%
2009	1.50% to 2.60%	163,644	10.02 to 9.19	1,589,419	4.41%	16.01% to 14.71%
2008	1.50% to 2.60%	192,829	8.64 to 8.01	1,623,634	1.86%	-35.71% to -36.43%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.95% to 2.60%	4,443,914	15.40 to 13.09	67,281,061	2.41%	6.36% to 4.59%
2011	0.95% to 2.60%	4,977,859	14.47 to 12.51	70,999,847	3.96%	10.69% to 8.85%
2010	0.95% to 2.45%	4,962,733	13.08 to 11.63	64,018,130	1.65%	4.12% to 2.54%
2009	0.95% to 2.45%	5,478,989	12.56 to 11.34	68,026,571	1.65%	9.17% to 7.51%
2008	0.95% to 2.60%	5,726,351	11.50 to 10.46	65,214,085	4.90%	-2.52% to -4.15%
VP International Fund - Class I (ACVI)
2012	0.95% to 1.75%	89,644	17.03 to 12.17	1,506,233	0.91%	20.01% to 19.04%
2011	0.95% to 1.75%	111,870	14.19 to 10.22	1,570,384	1.36%	-12.88% to -13.58%
2010	0.95% to 1.75%	131,890	16.29 to 11.83	2,129,207	1.96%	12.22% to 11.31%
2009	0.95% to 1.75%	125,256	14.51 to 10.63	1,802,949	3.52%	32.49% to 31.42%
2008	0.95% to 2.20%	3,336,445	10.95 to 7.73	35,539,884	0.86%	-45.35% to -46.04%
VP International Fund - Class III (ACVI3)
2012	1.60% to 1.75%	7,644	14.56 to 14.33	109,611	0.90%	19.22% to 19.04%
2011	1.60% to 1.75%	9,402	12.22 to 12.04	113,260	1.38%	-13.45% to -13.58%
2010	1.00% to 1.75%	10,476	14.88 to 13.93	146,144	1.91%	12.16% to 11.31%
2009	1.20% to 1.75%	11,571	13.06 to 12.51	145,033	3.59%	32.16% to 31.42%
2008	0.95% to 2.40%	3,095,336	10.05 to 9.12	30,650,236	0.85%	-45.35% to -46.21%
VP Mid Cap Value Fund - Class I (ACVMV1)
2012	0.95% to 2.20%	851,917	13.85 to 12.72	11,680,827	1.99%	15.22% to 13.76%
2011	0.95% to 2.20%	958,698	12.02 to 11.18	11,406,526	1.35%	-1.63% to -2.87%
2010	0.95% to 2.20%	914,061	12.22 to 11.51	11,085,155	2.17%	18.12% to 16.63%
2009	0.95% to 2.70%	1,084,995	10.34 to 11.51	11,196,510	3.66%	28.71% to 26.35%
2008	0.95% to 2.70%	1,333,554	8.04 to 9.11	10,844,194	0.09%	-25.07% to -26.46%
VP Mid Cap Value Fund - Class II (ACVMV2)
2012	1.25% to 2.25%	28,445	16.18 to 14.97	445,290	1.85%	14.77% to 13.61%
2011	1.25% to 2.25%	33,862	13.17 to 14.10	461,157	1.16%	-2.07% to -3.06%
2010	1.25% to 2.25%	38,845	14.40 to 13.59	543,686	2.12%	17.46% to 16.28%
2009	1.25% to 2.25%	35,520	12.26 to 11.69	426,241	3.66%	28.18% to 26.90%
2008	1.25% to 2.25%	32,785	9.56 to 9.21	309,671	0.07%	-25.45% to -26.21%
VP Ultra(R) Fund - Class I (ACVU1)
2012	1.75% to 1.75%	1,197	11.58 to 11.58	13,858	0.00%	11.93% to 11.93%
2011	1.75%	22,767	10.34	235,497	0.00%	-0.70%
2010	1.75%	23,615	10.42	245,986	0.04%	14.05%
2009	1.60% to 1.75%	3,041	9.24 to 9.13	27,971	0.46%	32.33% to 32.13%
2008	0.95% to 2.60%	624,611	7.30 to 6.52	4,484,214	0.00%	-42.04% to -43.05%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50% to 2.60%	143,661	6.95 to 6.45	976,692	0.00%	-42.52% to -43.17%
VP Value Fund - Class I (ACVV)
2012	0.95% to 1.30%	92,264	21.69 to 22.19	2,056,297	1.92%	13.50% to 13.04%
2011	0.95% to 1.65%	108,358	19.11 to 18.37	2,127,340	2.00%	0.05% to -0.65%
2010	0.95% to 1.30%	117,661	19.10 to 19.69	2,315,963	1.66%	11.49% to 11.87%
2009	0.95% to 2.30%	10,383,543	17.00 to 13.79	178,152,843	5.83%	18.72% to 16.99%
2008	0.95% to 2.65%	13,651,071	14.32 to 11.37	196,852,924	2.57%	-27.47% to -28.80%
VP Value Fund - Class II (ACVV2)
2009	1.50% to 2.60%	358,036	11.75 to 10.78	4,107,489	5.56%	17.93% to 16.61%
2008	1.50% to 2.60%	431,804	9.96 to 9.24	4,213,977	2.37%	-27.90% to -28.71%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95% to 2.20%	889,566	6.74 to 8.38	6,061,323	0.00%	-49.11% to -49.80%
VP Vista(SM) Fund - Class II (ACVVS2)
2008	1.25% to 2.25%	32,734	8.52 to 8.21	274,343	0.00%	-49.36% to -49.87%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.95% to 2.25%	1,365,131	17.95 to 15.59	24,024,025	0.44%	14.64% to 13.13%
2011	0.95% to 2.25%	1,559,234	15.66 to 13.78	23,990,069	0.63%	-0.39% to -1.70%
2010	0.95% to 2.25%	1,716,152	15.72 to 14.02	26,538,538	0.64%	24.63% to 23.00%
2009	0.95% to 2.25%	2,276,941	12.61 to 11.40	28,341,084	2.39%	23.84% to 22.21%
2008	0.95% to 2.30%	2,956,423	10.18 to 9.30	29,718,594	0.83%	-31.57% to -32.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.95% to 2.25%	3,631,658	$ 19.22 to $ 11.14	$65,335,071	3.66%	9.38% to 7.94%
2011	0.95% to 2.25%	3,822,632	17.57 to 10.32	63,435,211	1.64%	7.98% to 6.56%
2010	0.95% to 2.25%	3,905,064	16.28 to 9.69	60,048,211	2.21%	14.22% to 12.72%
2009	0.95% to 2.45%	4,306,442	14.25 to 9.10	57,939,394	2.62%	21.39% to 19.44%
2008	0.95% to 2.45%	5,283,363	11.74 to 7.61	58,519,397	2.08%	-30.22% to -31.32%
Appreciation Portfolio - Service Shares (DCAPS)
2012	1.50% to 2.60%	88,355	13.93 to 12.35	1,180,325	3.20%	8.48% to 7.27%
2011	1.50% to 2.60%	111,004	12.84 to 11.52	1,372,470	1.60%	7.11% to 5.92%
2010	1.50% to 2.60%	139,376	11.99 to 10.87	1,621,785	2.02%	13.32% to 12.06%
2009	1.50% to 2.60%	170,902	10.58 to 9.70	1,765,657	2.67%	20.40% to 19.05%
2008	1.50% to 2.60%	243,047	8.79 to 8.15	2,082,345	1.75%	-30.78% to -31.55%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2012	0.95% to 1.55%	2,740	11.91 to 11.13	31,378	0.00%	19.42% to 18.69%
2011	0.95% to 1.55%	4,774	9.98 to 9.38	46,165	0.39%	-14.66% to -15.18%
2010	0.95% to 1.55%	8,165	11.69 to 11.06	92,805	0.89%	29.90% to 29.12%
2009	0.95% to 1.55%	17,873	9.00 to 8.57	157,759	1.58%	24.84% to 24.08%
2008	0.95% to 1.55%	17,445	7.21 to 6.90	123,595	1.08%	-38.19% to -38.56%
International Value Portfolio - Initial Shares (DVIV)
2012	0.95% to 1.40%	4,058	14.62 to 13.90	59,124	3.45%	11.59% to 11.09%
2011	0.95% to 1.55%	6,452	13.10 to 12.32	83,013	2.09%	-19.25% to -19.74%
2010	0.95% to 1.55%	7,345	16.23 to 15.35	117,319	2.26%	3.46% to 2.84%
2009	0.95% to 1.55%	16,864	15.69 to 14.93	257,017	4.12%	29.73% to 28.94%
2008	0.95% to 1.55%	20,031	12.09 to 11.58	235,670	2.72%	-37.92% to -38.29%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2012	1.50% to 2.60%	30,241	11.21 to 9.95	325,343	0.26%	8.37% to 7.16%
2011	1.50% to 2.60%	50,099	10.35 to 9.28	496,562	0.47%	-6.92% to -7.96%
2010	1.50% to 2.60%	56,848	11.12 to 10.09	607,510	0.72%	11.31% to 10.07%
2009	1.50% to 2.20%	58,283	9.99 to 9.46	565,180	0.71%	11.57% to 10.77%
2008	1.50% to 2.20%	70,121	8.95 to 8.54	612,911	0.02%	-30.72% to -31.22%
High Income Bond Fund II - Service Shares (FHIBS)
2012	1.50% to 2.60%	113,545	19.98 to 17.72	2,178,864	7.11%	12.59% to 11.33%
2011	1.50% to 2.60%	131,217	17.74 to 15.92	2,240,961	8.87%	3.35% to 2.20%
2010	1.50% to 2.60%	154,353	17.17 to 15.58	2,568,928	8.79%	12.67% to 11.41%
2009	1.50% to 2.60%	242,434	15.24 to 13.98	3,594,078	10.82%	50.19% to 48.52%
2008	1.50% to 2.60%	273,394	10.15 to 9.41	2,716,350	9.62%	-27.20% to -28.02%
Quality Bond Fund II - Primary Shares (FQB)
2012	0.95% to 2.25%	5,823,950	18.52 to 16.02	104,920,544	4.21%	8.68% to 7.25%
2011	0.95% to 2.25%	6,746,552	17.04 to 14.94	112,074,014	5.41%	1.29% to -0.02%
2010	0.95% to 2.25%	8,254,166	16.82 to 14.94	135,697,381	5.10%	7.47% to 6.06%
2009	0.95% to 2.30%	10,095,439	15.65 to 13.44	154,419,893	6.54%	19.29% to 17.68%
2008	0.95% to 2.70%	12,428,184	13.12 to 10.98	159,204,010	5.45%	-8.17% to -9.79%
Quality Bond Fund II - Service Shares (FQBS)
2012	1.50% to 2.60%	284,778	14.67 to 13.01	4,020,956	3.90%	7.80% to 6.59%
2011	1.50% to 2.60%	345,820	13.61 to 12.21	4,539,246	5.21%	0.46% to -0.65%
2010	1.50% to 2.60%	439,803	13.55 to 12.29	5,785,519	4.99%	6.66% to 5.47%
2009	1.50% to 2.60%	538,177	12.70 to 11.65	6,667,702	6.25%	18.35% to 17.03%
2008	1.50% to 2.60%	606,570	10.73 to 9.96	6,380,094	4.98%	-8.94% to -9.96%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50% to 2.60%	871,508	13.56 to 12.44	11,508,587	1.15%	33.44% to 31.95%
2008	1.50% to 2.60%	983,215	10.16 to 9.43	9,774,545	0.73%	-43.55% to -44.18%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2012	1.50% to 2.60%	42,219	16.14 to 14.31	656,663	0.33%	25.15% to 23.75%
2011	1.50% to 2.60%	61,512	12.89 to 11.57	769,295	0.67%	-10.40% to -11.40%
2010	1.50% to 2.60%	76,877	14.39 to 13.05	1,076,207	0.26%	24.44% to 23.06%
2009	1.50% to 2.60%	107,421	11.56 to 10.61	1,209,103	0.34%	54.80% to 53.07%
2008	1.50% to 2.60%	137,880	7.47 to 6.93	1,006,487	0.48%	-52.02% to -52.56%
VIP Contrafund Portfolio - Service Class (FCS)
2012	0.95% to 1.35%	507,700	24.13 to 22.76	11,968,609	1.26%	15.20% to -14.72%
2011	0.95% to 1.35%	545,334	20.95 to 19.84	11,175,941	0.87%	-3.56% to -3.92%
2010	0.95% to 1.35%	627,694	21.72 to 20.65	13,355,641	0.09%	15.96% to 15.5%
2009	0.95% to 2.40%	21,380,872	18.73 to 10.26	389,004,147	1.25%	34.38% to 32.41%
2008	0.95% to 2.85%	25,997,531	13.94 to 8.86	351,356,151	0.79%	-43.16% to -44.31%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2012	0.95% to 2.20%	1,612,415	10.29 to 9.45	16,496,248	0.67%	3.74% to 2.42%
2011	0.95% to 2.20%	2,263,082	9.92 to 9.23	22,325,584	0.76%	-6.10% to -7.28%
2010	0.95% to 2.20%	2,554,064	10.56 to 9.95	26,870,031	0.36%	18.03% to 16.54%
2009	0.95% to 2.70%	2,882,823	8.95 to 13.58	25,998,693	0.23%	46.17% to 43.18%
2008	0.95% to 2.70%	3,165,031	6.12 to 9.49	20,000,808	0.00%	-54.84% to -55.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Equity-Income Portfolio - Service Class (FEIS)
2012	0.95% to 2.25%	12,322,376	$ 17.15 to $ 12.46	$209,206,883	2.88%	16.07% to 14.55%
2011	0.95% to 2.25%	14,580,614	14.78 to 10.88	213,749,641	2.23%	-0.10% to -1.41%
2010	0.95% to 2.25%	17,468,381	14.79 to 11.04	256,820,879	1.64%	14.00% to 12.50%
2009	0.95% to 2.70%	21,467,817	12.97 to 9.35	276,837,475	2.09%	28.80% to 26.30%
2008	0.95% to 2.70%	26,543,981	10.07 to 7.40	265,365,034	2.08%	-43.25% to -44.34%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2012	1.50% to 2.60%	368,868	13.12 to 11.64	4,675,223	2.73%	15.30% to 14.01%
2011	1.50% to 2.60%	459,405	11.38 to 10.21	5,066,400	2.05%	-0.85% to -1.96%
2010	1.50% to 2.60%	604,329	11.48 to 10.41	6,746,388	1.50%	13.19% to 11.93%
2009	1.50% to 2.60%	766,428	10.14 to 9.30	7,577,401	2.02%	27.94% to 26.51%
2008	1.50% to 2.60%	912,834	7.92 to 7.35	7,081,339	2.06%	-43.67% to -44.30%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2012	0.95% to 1.80%	805,672	12.63 to 11.92	10,064,363	1.67%	10.62% to 9.67%
2011	0.95% to 1.80%	915,875	11.41 to 10.87	10,333,207	2.19%	-1.23% to -2.08%
2010	0.95% to 1.80%	819,834	11.56 to 11.10	9,395,678	2.07%	11.67% to 10.71%
2009	0.95% to 2.05%	805,897	10.35 to 10.88	8,312,434	3.67%	22.97% to 21.54%
2008	0.95% to 2.05%	949,001	8.41 to 8.96	8,045,675	2.78%	-25.79% to -26.65%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2012	1.25% to 2.25%	4,864	13.51 to 12.50	62,155	1.74%	10.19% 9.07%
2011	1.25% to 2.25%	4,823	12.26 to 11.46	56,041	1.71%	-1.67% to -2.66%
2010	1.25% to 2.25%	5,528	12.47 to 11.77	65,998	2.04%	11.14% to 10.01%
2009	1.25% to 2.25%	2,327	11.22 to 10.7	25,849	4.06%	22.41% to 21.17%
2008	1.25%	2,431	9.17	22,292	2.65%	-26.10%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2012	0.95% to 1.95%	836,539	12.20 to 11.40	10,106,278	2.05%	12.11% to 10.98%
2011	0.95% to 1.95%	763,176	10.88 to 10.27	8,229,065	1.99%	-2.06% to -3.05%
2010	0.95% to 2.05%	767,233	11.11 to 10.54	8,458,325	2.30%	13.43% to 12.17%
2009	0.95% to 1.95%	660,383	9.79 to 9.43	6,433,356	3.47%	27.55% to 26.27%
2008	0.95% to 2.30%	670,911	7.68 to 8.47	5,207,667	2.64%	-33.35% to -34.31%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2012	1.25% to 2.25%	10,554	13.66 to 12.64	137,177	1.75%	11.65% to 10.52%
2011	1.25% to 2.25%	11,497	12.23 to 11.43	134,787	1.82%	-2.47% to -3.45%
2010	1.25% to 2.25%	12,701	12.55 to 11.84	153,663	1.97%	12.93% to 11.73%
2009	1.25% to 2.25%	13,725	11.11 to 10.60	148,069	4.25%	26.94% to 25.66%
2008	1.25% to 2.25%	8,292	8.75 to 8.43	71,695	2.97%	-33.64% to -34.31%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2012	0.95% to 1.80%	569,456	11.78 to 11.12	6,650,619	1.97%	14.38% to 13.40%
2011	0.95% to 1.80%	605,991	10.30 to 9.81	6,195,674	2.16%	-3.62% to -4.44%
2010	0.95% to 1.80%	478,176	10.69 to 10.26	5,078,635	2.50%	14.90% to 13.91%
2009	0.95% to 1.80%	357,399	9.30 to 9.01	3,312,351	2.28%	30.16% to 29.04%
2008	0.95% to 2.10%	329,992	7.15 to 8.17	2,371,508	2.23%	-38.67% to -39.43%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2012	1.25% to 2.25%	23,092	13.56 to 12.54	305,870	1.83%	13.74% to 12.58%
2011	1.25% to 2.25%	26,670	11.92 to 11.13	311,288	1.97%	-4.04% to -5.01%
2010	1.25% to 2.25%	29,732	12.42 to 11.73	363,175	1.74%	14.40% to 13.31%
2009	1.25% to 2.25%	33,564	10.86 to 10.35	359,536	2.04%	29.54% to 28.23%
2008	1.25% to 2.25%	35,261	8.38 to 8.07	292,303	2.44%	-38.95% to -39.57%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2012	0.95% to 1.30%	83,048	12.52 to 11.53	977,697	0.34%	18.34% to 17.86%
2011	0.95% to 1.20%	65,159	10.58 to 9.92	650,728	0.05%	1.24% to 1.02%
2010	0.95% to 1.25%	73,468	10.45 to 9.76	727,853	0.00%	25.90% to 20.23%
2009	0.95% to 2.05%	2,823,689	8.54 to 5.68	23,519,320	0.37%	44.33% to 42.73%
2008	0.95% to 2.20%	3,325,249	5.91 to 3.92	19,201,947	0.30%	-55.49% to -56.05%
VIP Growth Portfolio - Service Class (FGS)
2012	0.95% to 2.20%	9,695,757	16.04 to 8.87	147,152,178	0.47%	13.45% to 12.02%
2011	0.95% to 2.20%	11,526,597	14.14 to 7.92	154,239,022	0.24%	-0.81% to -2.06%
2010	0.95% to 2.20%	13,259,948	14.25 to 8.08	179,671,360	0.17%	22.88% to 21.33%
2009	0.95% to 2.30%	15,488,178	11.60 to 6.92	170,635,502	0.32%	26.93% to 24.94%
2008	0.95% to 2.40%	18,900,121	9.14 to 5.48	163,345,176	0.63%	-47.74% to -48.55%
VIP Growth Portfolio - Service Class 2 (FG2)
2012	1.50% to 2.60%	189,748	11.89 to 10.55	2,176,630	0.33%	12.68% to 11.42%
2011	1.50% to 2.60%	224,696	10.55 to 9.47	2,294,256	0.12%	-1.53% to -2.63%
2010	1.50% to 2.60%	266,660	10.71 to 9.72	2,776,071	0.03%	22.01% to 20.64%
2009	1.50% to 2.60%	341,722	8.78 to 8.06	2,922,370	0.19%	26.05% to 24.64%
2008	1.50% to 2.60%	418,764	6.97 to 6.46	2,846,744	0.55%	-48.10% to -48.68%
VIP High Income Portfolio - Service Class (FHIS)
2012	0.95% to 2.20%	2,889,322	15.15 to 12.07	44,514,658	5.45%	13.11% to 11.68%
2011	0.95% to 2.20%	3,441,039	13.40 to 10.81	46,947,223	6.15%	2.94% to 1.65%
2010	0.95% to 2.20%	4,355,171	13.01 to 10.63	57,786,511	7.15%	12.71% to 11.29%
2009	0.95% to 2.45%	5,487,281	11.55 to 10.06	64,565,193	7.36%	42.41% to 40.23%
2008	0.95% to 2.45%	7,073,592	8.11 to 7.18	58,430,449	7.31%	-25.78% to -26.93%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP High Income Portfolio - Service Class R (FHISR)
2012	0.95% to 2.20%	4,789,971	$ 13.64 to $ 12.69	$64,630,282	6.17%	13.01% to 11.58%
2011	0.95% to 2.00%	4,959,858	12.07 to 11.48	59,333,297	7.93%	3.01% to 1.92%
2010	0.95% to 2.20%	5,516,431	11.72 to 11.18	64,197,429	9.52%	12.58% to 11.16%
2009	0.95% to 2.45%	4,212,440	10.41 to 9.99	43,660,512	8.36%	42.56% to 40.38%
2008	0.95% to 2.45%	3,359,844	7.30 to 7.11	24,447,258	7.39%	-25.69% to -26.85%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.95% to 2.20%	3,975,975	14.72 to 13.02	57,606,006	2.14%	4.76% to 3.44%
2011	0.95% to 2.05%	4,529,810	14.05 to 12.77	62,756,257	3.03%	6.19% to 5.02%
2010	0.95% to 2.20%	5,555,592	13.23 to 12.01	72,621,963	3.21%	6.66% to 5.31%
2009	0.95% to 2.40%	6,353,808	12.41 to 12.21	78,092,553	8.20%	14.57% to 12.92%
2008	0.95% to 2.25%	4,984,533	10.83 to 10.92	53,716,394	4.23%	-4.26% to -5.51%
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.95% to 2.20%	2,847,168	16.07 to 11.06	33,890,768	0.48%	13.66% to 12.22%
2011	0.95% to 2.20%	3,553,566	10.59 to 9.85	37,259,289	0.13%	-11.56% to -12.68%
2010	0.95% to 2.20%	4,461,090	11.97 to 11.28	53,007,856	0.29%	27.48% to 25.87%
2009	0.95% to 2.40%	3,928,131	9.39 to 12.10	36,894,241	0.64%	38.69% to 36.50%
2008	0.95% to 2.65%	3,606,217	6.77 to 8.78	24,918,988	0.34%	-40.08% to -41.17%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2012	1.50% to 2.60%	225,619	21.53 to 19.10	4,685,563	0.38%	12.84% to 11.58%
2011	1.50% to 2.60%	257,566	19.08 to 17.12	4,757,756	0.02%	-12.19% to -13.17%
2010	1.50% to 2.60%	352,256	21.73 to 19.71	7,431,732	0.10%	26.64% to 25.23%
2009	1.50% to 2.60%	463,361	17.16 to 15.74	7,739,724	0.34%	37.66% to 36.12%
2008	1.50% to 2.60%	562,586	12.46 to 11.56	6,851,029	0.24%	-40.51% to -41.18%
VIP Overseas Portfolio - Service Class (FOS)
2012	0.95% to 2.20%	979,779	14.93 to 10.57	14,631,223	1.78%	19.39% to 17.88%
2011	0.95% to 2.20%	1,153,475	12.51 to 8.96	14,432,905	1.18%	-18.01% to -19.05%
2010	0.95% to 2.20%	1,404,565	15.25 to 11.07	21,449,069	1.25%	11.92% to 10.51%
2009	0.95% to 2.20%	1,697,629	13.63 to 10.02	23,195,540	1.92%	25.24% to 23.66%
2008	0.95% to 2.20%	2,082,989	10.88 to 8.10	22,758,715	2.28%	-44.40% to -45.10%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2012	1.50% to 2.60%	197,646	13.98 to 12.40	2,673,230	1.67%	18.64% to 17.31%
2011	1.50% to 2.60%	239,221	11.79 to 10.57	2,734,899	1.10%	-18.63% to -19.54%
2010	1.50% to 2.60%	299,579	14.49 to 13.14	4,222,224	1.05%	11.13% to 9.90%
2009	1.50% to 2.60%	421,604	13.03 to 11.96	5,354,781	1.89%	24.31% to 22.92%
2008	1.50% to 2.60%	503,679	10.49 to 9.73	5,159,377	2.09%	-44.79% to -45.41%
VIP Overseas Portfolio - Service Class R (FOSR)
2012	0.95% to 2.20%	1,616,873	15.07 to 13.16	23,901,516	1.78%	19.52% to 18.01%
2011	0.95% to 2.20%	1,944,416	12.61 to 11.15	24,106,625	1.18%	-18.09% to -19.12%
2010	0.95% to 2.20%	2,367,047	15.40 to 13.79	35,872,048	1.21%	11.94% to 10.53%
2009	0.95% to 2.45%	3,074,483	13.75 to 12.23	41,693,409	1.92%	25.29% to 23.15%
2008	0.95% to 2.45%	3,829,152	10.98 to 9.93	41,459,294	2.16%	-44.41% to -45.32%
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	0.95% to 2.05%	680,153	17.28 to 15.34	11,549,104	0.50%	25.89% to 24.49%
2011	0.95% to 2.05%	774,871	13.73 to 12.32	10,470,435	0.80%	-9.71% to -10.71%
2010	0.95% to 2.05%	1,026,381	15.21 to 13.80	15,377,908	0.39%	25.25% to 23.86%
2009	0.95% to 2.20%	1,328,090	12.14 to 11.01	15,897,453	0.50%	55.90% to 53.93%
2008	0.95% to 2.40%	1,388,196	7.79 to 7.06	10,650,306	0.58%	-51.64% to -52.44%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2012	0.95% to 2.20%	3,981,931	13.54 to 12.44	53,095,603	6.44%	11.58% to 10.17%
2011	0.95% to 2.20%	4,067,800	12.13 to 11.29	48,728,371	5.83%	1.41% to 0.14%
2010	0.95% to 2.20%	4,370,430	11.96 to 11.27	51,734,546	6.48%	11.60% to 10.20%
2009	0.95% to 2.25%	4,609,866	10.72 to 10.20	48,998,095	7.73%	34.31% to 32.46%
2008	0.95% to 2.30%	4,245,169	7.98 to 7.69	33,666,942	5.72%	-30.32% to -31.33%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2012	1.25% to 2.25%	47,724	14.66 to 12.71	676,912	1.62%	10.56% to 9.44%
2011	1.25% to 2.25%	55,911	13.26 to 11.61	717,755	1.48%	4.67% to 3.62%
2010	1.25% to 2.25%	55,395	12.67 to 11.21	678,413	1.65%	19.09% to 17.95%
2009	1.25% to 2.25%	63,352	10.64 to 9.50	653,229	1.46%	15.86% to 14.7%
2008	1.25% to 2.25%	74,256	9.18 to 8.28	662,345	1.79%	-28.01% to -28.74%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2012	0.95% to 2.20%	1,017,605	11.86 to 10.90	12,077,628	0.77%	17.26% to 15.78%
2011	0.95% to 1.85%	1,387,527	10.12 to 9.61	14,108,091	0.68%	-4.67% to -5.54%
2010	0.95% to 1.95%	2,143,936	10.61 to 10.12	22,914,997	0.79%	27.00% to 25.72%
2009	0.95% to 2.30%	2,007,761	8.36 to 10.20	17,042,279	1.45%	27.93% to 26.01%
2008	0.95% to 2.65%	2,135,224	6.53 to 7.99	14,375,230	1.15%	-33.65% to -34.86%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2012	0.95% to 2.15%	878,045	17.34 to 10.95	10,359,629	1.46%	12.08% to 10.72%
2011	0.95% to 2.15%	715,467	10.60 to 9.89	7,517,269	0.95%	-16.66% to -17.67%
2010	0.95% to 2.20%	1,121,698	12.72 to 11.99	14,177,454	1.35%	16.40% to 14.93%
2009	0.95% to 2.20%	1,279,742	10.93 to 10.43	14,037,162	2.63%	70.99% to 68.84%
2008	0.95% to 2.15%	746,789	6.39 to 6.19	4,888,874	2.66%	-53.12% to -53.69%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2012	1.25%	1,524	$16.35	$24,909	2.94%	16.75%
2011	1.25%	1,784	14.00	24,991	1.65%	-11.75%
2010	1.25%	1,946	15.87	30,887	1.84%	7.03%
2009	1.25%	2,121	14.83	31,449	4.37%	35.33%
2008	1.25%	4,144	10.96	45,418	2.18%	-41.12%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2012	0.95% to 2.15%	799,025	11.11 to 10.25	8,809,472	2.93%	17.18% to 15.75%
2011	0.95% to 2.15%	745,150	9.49 to 8.85	7,018,430	1.69%	-11.53% to -12.60%
2010	0.95% to 2.20%	798,014	10.72 to 10.10	8,510,162	1.47%	7.38% to 6.02%
2009	0.95% to 2.25%	1,082,482	9.98 to 11.67	10,823,879	3.40%	35.89% to 33.94%
2008	0.95% to 2.20%	1,248,884	7.35 to 8.73	9,345,898	2.65%	-40.96% to -41.76%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2012	0.95% to 2.20%	2,803,406	18.07 to 16.60	50,081,035	6.30%	13.97% to 12.52%
2011	0.95% to 2.20%	3,466,837	15.85 to 14.75	54,408,865	5.60%	-1.77% to -3.01%
2010	0.95% to 2.20%	3,633,038	16.14 to 15.21	58,145,726	1.36%	13.29% to 11.86%
2009	0.95% to 2.70%	3,437,497	14.25 to 13.76	48,665,063	13.65%	17.56% to 15.54%
2008	0.95% to 2.70%	3,465,329	12.12 to 11.91	41,907,618	3.91%	5.20% to 3.38%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2012	0.95% to 1.95%	345,064	10.38 to 9.90	3,546,176	3.07%	14.23% to 13.08%
2011	0.95% to 1.95%	452,981	9.09 to 8.76	4,084,106	0.01%	-2.48% to -3.46%
2010	0.95% to 2.20%	478,144	9.32 to 9.01	4,419,657	2.32%	9.21% to 7.83%
2009	0.95% to 2.40%	392,225	8.53 to 8.31	3,326,554	4.20%	29.01% to 26.98%
2008	0.95% to 2.40%	152,212	6.61 to 6.54	1,004,818	5.09%	-33.86% to -34.56%	****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	0.95% to 2.35%	1,803,378	11.14 to 9.71	19,676,659	2.89%	3.61% to 2.14%
2011	0.95% to 2.35%	2,113,398	10.75 to 9.50	22,278,758	3.64%	-0.66% to -2.06%
2010	0.95% to 2.35%	2,809,299	10.82 to 9.70	29,875,050	5.23%	4.28% to 2.81%
2009	0.95% to 2.35%	2,844,136	10.38 to 9.44	29,105,787	7.43%	12.25% to 10.66%
2008	0.95% to 2.35%	3,139,734	9.25 to 8.53	28,745,640	3.94%	-14.25% to -15.46%
Guardian Portfolio - I Class Shares (AMGP)
2012	1.60% to 1.75%	13,209	18.45 to 12.39	173,493	0.26%	10.92% to 10.75%
2011	1.60% to 1.75%	15,702	16.64 to 11.18	184,483	0.47%	-4.49% to -4.64%
2010	1.60% to 1.75%	16,109	17.42 to 11.73	199,575	0.32%	17.11% to 16.93%
2009	1.60% to 1.75%	24,926	14.87 to 10.03	282,823	0.01%	27.61% to 27.42%
2008	0.95% to 2.65%	3,174,895	13.25 to 7.86	38,909,878	0.51%	-37.84% to -38.97%
International Portfolio - S Class Shares (AMINS)
2008	0.95% to 2.20%	266,109	5.63 to 7.39	1,559,540	0.00%	-46.95% to -47.70%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2012	1.60% to 1.75%	14,902	22.01 to 15.46	248,502	0.00%	10.61% to 10.44%
2011	1.60% to 1.75%	17,132	19.90 to 14.00	264,073	0.00%	-1.13% to -1.28%
2010	0.95% to 1.75%	25,562	25.01 to 14.18	418,065	0.00%	27.87% to 26.84%
2009	1.60% to 1.75%	27,121	15.84 to 11.18	349,144	0.00%	29.49% to 29.3%
2008	0.95% to 2.30%	4,899,483	15.00 to 8.04	66,348,641	0.00%	-43.91% to -44.73%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2012	1.60% to 1.75%	4,405	15.57 to 11.59	55,896	0.45%	14.73% to 14.55%
2011	1.60% to 1.75%	4,144	13.58 to 10.12	46,304	0.00%	-12.77% to -12.91%
2010	1.10% to 1.75%	4,601	16.56 to 11.62	62,147	0.77%	14.39% to 13.64%
2009	1.60% to 1.75%	49,029	13.67 to 10.23	508,356	0.04%	53.58% to 53.34%
2008	0.95% to 2.40%	5,238,503	8.40 to 6.90	45,631,990	0.46%	-52.85% to -53.60%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2011	1.25%	244	11.39	2,783	0.35%	-7.87%
2010	1.25%	331	12.35	4,090	0.02%	24.44%
2009	1.25%	422	9.93	4,191	0.00%	44.33%
2008	0.95% to 2.15%	408,423	5.58 to 6.65	2,329,001	0.85%	-46.46% to -47.19%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.95% to 2.60%	102,750	8.86 to 10.91	1,014,871	0.00%	7.78% to 5.99%
2011	0.95% to 2.60%	137,510	8.22 to 10.30	1,253,000	0.00%	-2.00% to -3.63%
2010	0.95% to 2.60%	185,434	8.39 to 10.69	1,711,120	0.00%	18.48% to 16.50%
2009	0.95% to 2.60%	189,090	7.08 to 9.17	1,482,626	0.00%	21.59% to 19.56%
2008	0.95% to 2.60%	150,345	5.82 to 7.67	1,041,006	0.00%	-40.05% to -41.05%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2012	0.95% to 2.10%	537,817	14.41 to 13.02	7,663,164	0.23%	9.92% to 8.64%
2011	0.95% to 2.45%	634,052	13.11 to 11.66	8,224,270	0.31%	-4.00% to -5.45%
2010	0.95% to 2.45%	717,855	13.66 to 12.34	9,712,445	0.03%	21.69% to 19.85%
2009	0.95% to 2.45%	315,329	11.22 to 10.29	3,523,342	2.09%	30.18% to 28.21%
2008	0.95% to 2.45%	389,079	8.62 to 8.03	3,377,675	1.01%	-40.02% to -40.93%
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50% to 2.60%	366,282	9.90 to 9.09	3,549,018	0.04%	41.99% to 40.41%
2008	1.50% to 2.60%	441,461	6.98 to 6.47	3,022,639	0.00%	-46.48% to -47.08%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2012	0.95% to 1.35%	156,559	$ 16.82 to $ 17.43	$2,791,859	0.66%	13.03% to -12.60%
2011	0.95% to 1.35%	178,265	14.88 to 15.48	2,815,319	0.37%	-2.09% to -2.46%
2010	0.95% to 1.35%	209,242	15.20 to 15.87	3,373,897	0.20%	8.42% to 7.89%
2009	0.95% to 2.45%	10,161,530	14.02 to 9.58	144,577,862	0.33%	43.15% to 40.77%
2008	0.95% to 2.65%	12,747,789	9.80 to 6.67	126,536,235	0.15%	-46.04% to -47.02%
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.95% to 2.60%	3,103,349	24.05 to 20.45	73,128,193	2.16%	20.07% to 18.07%
2011	0.95% to 2.60%	3,682,904	20.03 to 17.32	72,453,662	1.30%	-9.14% to -10.65%
2010	0.95% to 2.60%	4,418,360	22.05 to 19.38	95,853,925	1.49%	14.87% to 12.96%
2009	0.95% to 2.60%	5,462,572	19.19 to 17.16	103,265,246	2.26%	38.37% to 36.06%
2008	0.95% to 2.65%	6,681,809	13.87 to 12.60	91,407,219	1.60%	-40.76% to -41.86%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2012	0.95% to 2.40%	3,050,182	22.92 to 12.70	45,550,676	2.16%	20.11% to 18.35%
2011	0.95% to 2.40%	3,666,878	12.75 to 10.73	45,704,064	1.34%	-9.16% to -10.49%
2010	0.95% to 2.40%	4,726,587	14.03 to 11.99	64,970,455	1.50%	14.86% to 13.18%
2009	0.95% to 2.40%	5,899,391	12.22 to 10.59	70,940,440	2.32%	38.44% to 36.42%
2008	0.95% to 2.85%	7,350,485	8.82 to 11.65	65,562,649	1.66%	-40.76% to -41.97%
Global Securities Fund/VA - Service Class (OVGSS)
2012	1.50% to 2.60%	85,619	16.98 to 15.06	1,402,134	1.90%	19.13% to 17.80%
2011	1.50% to 2.60%	125,525	14.25 to 12.79	1,737,120	1.14%	-9.90% to -10.90%
2010	1.50% to 2.60%	171,295	15.82 to 14.35	2,629,627	1.32%	13.97% to 12.70%
2009	1.50% to 2.60%	234,040	13.88 to 12.73	3,160,699	2.01%	37.26% to 35.73%
2008	1.50% to 2.60%	299,786	10.11 to 9.38	2,960,179	1.33%	-41.23% to -41.89%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	0.95% to 2.25%	6,117,718	14.26 to 9.41	90,848,370	0.98%	15.76% to 14.24%
2011	0.95% to 2.25%	7,294,295	12.32 to 8.24	93,789,052	0.88%	-0.97% to -2.26%
2010	0.95% to 2.25%	8,884,716	12.44 to 8.43	115,518,627	1.15%	15.01% to 13.50%
2009	0.95% to 2.30%	10,897,405	10.81 to 8.75	123,287,525	1.97%	27.07% to 25.17%
2008	0.95% to 2.65%	13,429,592	8.51 to 6.75	119,566,222	1.61%	-39.06% to -40.17%
Main Street Fund(R)/VA - Service Class (OVGIS)
2012	1.50% to 2.60%	197,383	12.76 to 11.32	2,448,732	0.66%	14.86% to 13.57%
2011	1.50% to 2.60%	233,999	11.11 to 9.96	2,533,407	0.61%	-1.81% to -2.90%
2010	1.50% to 2.60%	277,137	11.31 to 10.26	3,062,481	0.95%	14.09% to 12.82%
2009	1.50% to 2.60%	334,673	9.91 to 9.10	3,245,291	1.66%	26.07% to 24.67%
2008	1.50% to 2.60%	391,338	7.86 to 7.30	3,018,113	1.37%	-39.55% to -40.22%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2012	0.95% to 1.85%	1,043,075	11.36 to 10.69	11,787,120	0.43%	16.86% to 15.80%
2011	0.95% to 1.85%	1,204,457	9.72 to 9.23	11,651,166	0.57%	-3.14% to -4.02%
2010	0.95% to 1.85%	930,790	10.04 to 9.62	9,283,938	0.57%	22.23% to 21.13%
2009	0.95% to 2.00%	1,073,093	8.21 to 10.63	8,820,680	0.86%	35.89% to 34.28%
2008	0.95% to 2.20%	954,905	6.04 to 7.85	5,836,724	0.51%	-38.42% to -39.28%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2012	1.25%	10,227	16.31	166,865	0.33%	16.20%
2011	1.25%	11,138	14.04	156,394	0.41%	-3.60%
2010	1.25%	13,564	14.57	197,565	0.42%	21.48%
2009	1.25%	14,582	11.99	174,782	0.65%	35.17%
2008	1.25%	15,897	8.87	141,006	0.26%	-38.78%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2012	0.95% to 2.25%	3,506,895	14.08 to 5.39	53,390,563	0.00%	15.34% to 13.82%
2011	0.95% to 2.25%	4,099,641	12.20 to 4.74	54,135,465	0.00%	0.08% to -1.17%
2010	0.95% to 2.25%	5,038,472	12.19 to 4.79	66,253,324	0.00%	26.26% to 24.60%
2009	0.95% to 2.25%	5,642,712	9.65 to 3.85	58,874,182	0.00%	31.35% to 29.62%
2008	0.95% to 2.30%	6,695,313	7.35 to 2.95	53,173,243	0.00%	-49.55% to -50.24%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2012	0.95% to 1.75%	125,636	10.16 to 10.15	1,276,369	0.00%	1.62% to 1.47%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2012	1.50% to 2.60%	199,380	17.88 to 15.86	3,458,755	5.83%	11.45% to 10.20%
2011	1.50% to 2.60%	235,323	16.04 to 14.39	3,665,294	2.78%	-0.86% to -1.96%
2010	1.50% to 2.60%	284,422	16.18 to 14.68	4,488,006	8.09%	13.05% to 11.79%
2009	1.50% to 2.60%	325,335	14.31 to 13.13	4,558,458	0.24%	16.63% to 15.33%
2008	1.50% to 2.60%	346,353	12.27 to 11.39	4,170,962	5.23%	-15.77% to -16.71%
All Asset Portfolio - Advisor Class (PMVAAD)
2012	0.95% to 2.10%	345,476	10.65 to 10.57	3,675,070	5.57%	6.50% to 5.67%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2012	0.95% to 1.85%	586,111	13.21 to 12.78	7,693,194	5.33%	4.23% to 3.28%
2011	0.95% to 2.20%	790,240	12.68 to 12.25	9,964,732	1.92%	7.39% to 6.04%
2010	0.95% to 1.75%	602,956	11.80 to 11.65	7,099,754	1.27%	8.33% to 7.46%
2009	0.95% to 1.90%	356,059	10.90 to 10.83	3,876,841	0.81%	8.97% to 8.27%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Low Duration Portfolio - Advisor Class (PMVLAD)
2012	0.95% to 2.20%	3,531,011	$ 11.98 to $ 11.44	$42,000,403	1.80%	4.74% to 3.42%
2011	0.95% to 2.20%	3,301,266	11.44 to 11.06	37,584,910	1.58%	0.05% to -1.21%
2010	0.95% to 2.20%	2,894,543	11.44 to 11.20	32,987,611	1.57%	4.19% to 2.87%
2009	0.95% to 2.25%	1,622,430	10.98 to 10.88	17,783,700	1.43%	9.76% to 8.83%	****
Real Return Portfolio - Administrative Class (PMVRRA)
2012	0.95% to 1.30%	79,167	15.33 to 14.98	1,201,582	1.05%	-7.73% to -7.31%
2011	0.95% to 1.30%	86,160	14.23 to 13.96	1,216,314	1.96%	10.57% to 10.27%
2010	0.95% to 1.30%	66,930	12.87 to 12.66	855,103	1.43%	6.91% to 6.53%
2009	0.95% to 1.30%	65,525	12.02 to 11.87	782,688	3.12%	17.27% to 16.95%
2008	0.95% to 1.30%	66,141	10.25 to 10.15	675,187	3.63%	-7.91% to -8.31%
Total Return Portfolio - Administrative Class (PMVTRA)
2012	0.95% to 1.30%	184,087	15.61 to 15.25	2,846,766	2.57%	-8.55% to -8.16%
2011	0.95% to 1.30%	189,504	14.38 to 14.10	2,705,068	2.62%	2.64% to 2.25%
2010	0.95% to 1.30%	209,787	14.01 to 13.79	2,920,948	2.41%	6.92% to 6.54%
2009	0.95% to 1.30%	188,936	13.08 to 12.92	2,460,265	5.11%	12.95% to 12.64%
2008	0.95% to 1.30%	153,732	11.58 to 11.47	1,774,326	4.48%	3.86% to 3.43%
Total Return Portfolio - Advisor Class (PMVTRD)
2012	0.95% to 2.20%	1,553,315	10.88 to 10.65	16,852,755	2.46%	8.46% to 7.09%
2011	0.95% to 2.10%	619,895	10.03 to 9.95	6,207,984	1.64%	0.28% to -0.50%	****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2012	1.25%	877	12.53	10,993	1.72%	17.64%
2011	1.25%	950	10.65	10,123	1.25%	-5.83%
2010	1.25%	1,028	11.31	11,629	1.57%	12.90%
2009	1.25%	1,111	10.02	11,122	2.60%	28.19%
2008	1.25%	1,634	7.81	12,762	2.03%	-39.46%
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
2012	0.95% to 2.60%	188,672	9.67 to 10.36	2,031,028	0.00%	-3.31% to 10.44%	****
2011	1.50% to 2.60%	113,135	10.45 to 9.38	1,140,716	0.00%	-7.79% to -8.82%
2010	1.50% to 2.60%	138,423	11.34 to 10.29	1,517,174	0.00%	17.77% to 16.46%
2009	1.50% to 2.60%	181,324	9.63 to 8.83	1,694,443	0.00%	63.16% to 61.34%
2008	1.50% to 2.50%	207,406	5.90 to 5.51	1,194,326	0.19%	-49.88% to -50.39%
Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)
2012	1.50% to 2.60%	412,036	13.92 to 12.34	5,548,327	1.42%	17.14% to 15.83%
2011	1.50% to 2.60%	512,532	11.88 to 10.66	5,900,442	1.36%	-3.57% to -4.65%
2010	1.50% to 2.60%	647,015	12.32 to 11.18	7,741,763	0.14%	13.96% to 12.69%
2009	1.50% to 2.60%	821,709	10.81 to 9.92	8,659,295	4.31%	26.48% to 25.07%
2008	1.50% to 2.60%	1,011,292	8.55 to 7.93	8,446,011	2.42%	-36.77% to -37.47%
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
2012	0.95% to 1.40%	4,630	9.69 to 9.66	44,799	0.00%	-3.13% to -3.43%	****
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
2011	1.25%	6,785	9.47	64,249	0.61%	-4.60%
2010	1.25%	7,408	9.93	73,537	0.10%	5.60%
2009	1.25%	8,622	9.40	81,041	0.02%	45.89%
2008	0.95% to 2.60%	642,858	5.10 to 5.51	3,559,622	0.46%	-52.36% to -53.16%
V.I. Core Equity Fund - Series I (AVGI)
2012	0.95% to 1.55%	4,438	15.22 to 14.23	64,665	0.74%	12.80% to 12.11%
2011	0.95% to 1.55%	11,470	13.50 to 12.69	147,542	0.49%	-1.01% to -1.61%
2010	0.95% to 1.90%	37,621	13.63 to 12.50	487,965	0.97%	8.52% to 7.55%
2009	0.95% to 1.55%	41,016	12.56 to 11.96	497,604	2.30%	27.08% to 26.31%
2008	0.95% to 1.55%	31,402	9.89 to 9.47	301,847	1.70%	-30.81% to -31.23%
V.I. Core Equity Fund - Series II (AVCE2)
2012	1.50% to 2.50%	51,171	11.73 to 10.96	584,210	0.84%	11.91% to 10.77%
2011	1.50% to 2.50%	63,040	10.48 to 9.89	645,547	0.74%	-1.79% to -2.78%
2010	1.50% to 2.60%	77,258	10.67 to 10.13	807,804	0.75%	7.61% to 6.41%
2009	1.50% to 2.60%	113,102	9.92 to 9.52	1,105,384	1.48%	26.06% to 24.65%
2008	1.50% to 2.60%	161,347	7.87 to 7.63	1,255,694	2.13%	-31.37% to -32.14%
V.I. Equity and Income Fund - Series I (IVKEI1)
2012	0.95% to 1.55%	23,707	10.20 to 10.10	241,404	1.84%	11.50% to 10.83%
2011	0.95% to 1.55%	26,106	9.15 to 9.11	238,623	0.28%	-8.52% to -8.89%	****
V.I. Global Health Care Fund - Series I (IVHS)
2012	0.95% to 1.25%	13,126	13.57 to 13.30	176,151	0.00%	19.77% to 19.39%
2011	0.95% to 1.25%	7,570	11.33 to 11.14	84,962	0.00%	3.00% to 2.67%
2010	0.95% to 1.25%	9,435	11.00 to 10.85	103,057	0.00%	4.12% to 3.80%
2009	0.95% to 1.25%	11,235	10.55 to 10.44	117,816	0.40%	26.50% to 25.93%
2008	0.95% to 1.20%	9,622	8.34 to 8.29	79,955	0.00%	-29.32% to -29.51%
V.I. Global Real Estate Fund - Series I (IVRE)
2012	0.95% to 1.30%	32,559	11.76 to 11.49	378,685	0.57%	26.86% to 26.40%
2011	0.95% to 1.30%	31,564	9.27 to 9.09	289,925	3.29%	-7.39% to -7.72%
2010	0.95% to 1.30%	34,474	10.01 to 9.85	342,593	5.13%	16.22% to 15.81%
2009	0.95% to 1.30%	36,267	8.60 to 8.49	310,149	0.00%	30.30% to 29.82%
2008	0.95% to 1.30%	32,265	6.60 to 6.54	212,007	5.42%	-45.18% to -45.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Diversified Stock Fund Class A Shares (VYDS)
2012	0.95% to 1.65%	248,424	$ 13.13 to $ 11.87	$3,167,471	0.95%	15.17% to 14.36%
2011	0.95% to 1.65%	294,187	11.40 to 10.38	3,264,930	0.64%	-7.71% to -8.36%
2010	0.95% to 1.70%	383,725	12.35 to 11.26	4,624,290	0.72%	11.28% to 10.44%
2009	0.95% to 2.05%	510,692	11.10 to 9.81	5,537,239	0.82%	25.85% to 24.28%
2008	0.95% to 2.05%	691,105	8.82 to 7.89	5,917,748	0.73%	-38.46% to -39.19%
Micro-Cap Portfolio - Investment Class (ROCMC)
2012	0.95% to 1.25%	67,539	11.91 to 11.68	795,615	0.00%	6.53% to 6.28%
2011	0.95% to 1.25%	75,757	11.18 to 10.99	838,766	2.27%	-12.93% to -13.19%
2010	0.95% to 1.30%	83,270	12.84 to 12.63	1,061,105	2.04%	28.54% to 28.07%
2009	0.95% to 1.30%	78,868	9.97 to 9.85	781,980	0.00%	56.51% to 56.10%
2008	0.95% to 1.30%	68,775	6.37 to 6.31	436,495	3.32%	-43.83% to -44.06%
SBL Fund - Series D (MSCI EAFE Equal Weight Series) (SBLD)
2012	1.10% to 1.30%	17,262	9.91 to 9.78	170,809	0.00%	15.23% to 15.06%
2011	1.10% to 1.30%	26,678	8.60 to 8.50	228,895	0.00%	-16.67% to -16.91%
2010	1.10% to 1.30%	23,376	10.32 to 10.23	240,880	0.00%	14.23% to 14.01%
2009	1.10% to 1.30%	23,481	9.02 to 8.96	211,619	0.00%	17.91% to 18.21%
2008	0.95% to 1.30%	21,833	7.65 to 7.58	166,288	0.00%	-33.8% to -39.17%
Series J (Mid Cap Growth Series) (SBLJ)
2012	1.10% to 1.30%	12,558	10.25 to 10.12	128,481	0.00%	14.53% to 14.35%
2011	0.95% to 1.30%	15,074	9.03 to 8.85	134,874	0.00%	-5.25% to -5.55%
2010	0.95% to 1.30%	16,355	9.53 to 9.37	154,677	0.00%	22.83% to 22.37%
2009	0.95% to 1.30%	14,777	7.74 to 7.65	113,801	0.00%	42.54% to 42.19%
2008	0.95% to 1.30%	11,088	5.43 to 5.38	59,995	0.00%	-40.54% to -40.75%
Series N (Managed Asset Allocation Series) (SBLN)
2012	0.95% to 1.30%	14,756	12.72 to 12.43	185,513	0.00%	12.02% to 11.64%
2011	1.10% to 1.25%	8,621	11.24 to 11.14	96,775	0.00%	-0.44% to -0.63%
2010	0.95% to 1.30%	12,170	11.37 to 11.19	137,282	0.00%	9.35% to 8.97%
2009	0.95% to 1.25%	14,169	10.38 to 10.27	146,319	0.00%	24.46% to 24.03%
2008	0.95% to 1.25%	12,844	8.34 to 8.28	106,763	0.00%	-27.92% to -28.06%
Series O (All Cap Value Series) (SBLO)
2012	0.95% to 1.20%	24,139	11.65 to 11.46	278,378	0.00%	14.44% to 14.14%
2011	0.95% to 1.20%	76,596	10.18 to 10.04	774,297	0.00%	-5.30% to -5.55%
2010	0.95% to 1.30%	98,721	10.75 to 10.58	1,054,397	0.00%	15.33% to 14.94%
2009	0.95% to 1.30%	75,841	9.31 to 9.19	702,539	0.00%	31.87% to 31.29%
2008	0.95% to 1.30%	117,337	7.06 to 7.00	826,269	0.00%	-39.03% to -39.24%
Series P (High Yield Series) (SBLP)
2012	0.95% to 1.30%	29,664	16.38 to 16.01	481,279	0.00%	13.75% to 13.39%
2011	0.95% to 1.30%	29,110	14.40 to 14.12	416,021	0.00%	-0.96% to -1.33%
2010	0.95% to 1.30%	29,311	14.54 to 14.31	423,441	0.00%	14.18% to 13.78%
2009	0.95% to 1.30%	35,166	12.72 to 12.56	445,532	0.00%	71.20% to 70.42%
2008	0.95% to 1.30%	17,473	7.43 to 7.37	129,324	0.00%	-30.69% to -30.86%
Series Q (Small Cap Value Series) (SBLQ)
2012	0.95% to 1.30%	58,150	14.93 to 14.59	858,607	0.00%	18.30% to 17.95%
2011	0.95% to 1.30%	73,734	12.62 to 12.37	921,474	0.00%	-5.47% to -5.86%
2010	0.95% to 1.30%	82,673	13.35 to 13.14	1,095,848	0.00%	20.56% to 20.14%
2009	0.95% to 1.30%	63,451	11.06 to 10.92	697,437	0.00%	54.47% to 53.80%
2008	0.95% to 1.30%	64,592	7.16 to 7.10	460,344	0.00%	-39.17% to -39.37%
Series V (Mid Cap Value Series) (SBLV)
2012	0.95% to 1.30%	161,868	13.58 to 13.26	2,173,908	0.00%	16.07% to 15.61%
2011	0.95% to 1.30%	165,613	11.70 to 11.47	1,920,046	0.00%	-8.38% to -8.75%
2010	0.95% to 1.30%	189,899	12.77 to 12.57	2,406,943	0.00%	16.51% to 16.11%
2009	0.95% to 1.30%	185,377	10.95 to 10.81	2,018,141	0.00%	42.58% to 42.05%
2008	0.95% to 1.30%	173,469	7.68 to 7.61	1,327,038	0.00%	-29.15% to -29.41%
Series X (Small Cap Growth Series) (SBLX)
2012	1.10% to 1.15%	8,905	10.35 to 10.32	92,155	0.00%	10.34% to 10.26%
2011	1.10% to 1.15%	8,735	9.38 to 9.36	81,932	0.00%	-3.10% to -3.01%
2010	0.95% to 1.15%	12,090	9.74 to 9.65	117,162	0.00%	28.68% to 28.41%
2009	0.95% to 1.15%	6,371	7.56 to 7.51	47,929	0.00%	33.81% to 33.63%
2008	0.95% to 1.15%	4,010	5.65 to 5.62	22,552	0.00%	-47.59% to -47.82%
SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)
2012	1.10% to 1.25%	2,881	9.86 to 9.76	28,340	0.00%	9.43% to 9.29%
2011	1.10% to 1.25%	1,849	9.01 to 8.93	16,622	0.00%	-5.36% to -5.50%
2010	1.10% to 1.25%	2,191	9.52 to 9.45	20,806	0.00%	15.20% to 15.02%
2009	1.10% to 1.25%	3,045	8.25 to 8.20	25,093	0.00%	31.79% to 31.62%
2008	1.10% to 1.25%	2,318	6.26 to 6.23	14,497	0.00%	-37.77% to -37.89%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95% to 1.95%	754,802	9.40 to 10.45	7,071,421	0.00%	40.44% to 38.86%
2008	0.95% to 2.20%	1,679,454	6.69 to 7.45	11,323,627	0.10%	-43.20% to -43.97%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity Income Portfolio - II (TREI2)
2009	0.95% to 2.05%	1,708,614	$ 8.81 to $ 8.46	$15,026,299	1.55%	24.06% to 22.68%
2008	0.95% to 2.65%	1,993,851	7.10 to 7.62	14,377,376	2.16%	-36.87% to -38.03%
Health Sciences Portfolio - II (TRHS2)
2012	0.95% to 2.60%	1,447,320	14.99 to 14.34	21,622,699	0.00%	29.75% to 27.59%
2011	0.95% to 2.60%	674,188	11.56 to 11.24	7,772,836	0.00%	9.34% to 7.52%
2010	0.95% to 1.95%	129,181	10.57 to 10.50	1,363,675	0.00%	5.69% to 4.98%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%	1,107	11.37	12,587	3.22%	6.01%
2008	0.95% to 2.65%	1,526,688	10.75 to 10.18	16,328,229	3.76%	0.34% to -1.36%
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2012	0.95% to 2.20%	327,050	9.66 to 9.58	3,156,795	1.06%	-3.37% to -4.19%	****
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2012	0.95% to 2.20%	905,469	25.22 to 29.13	30,746,409	0.00%	28.57% to 26.95%
2011	0.95% to 2.20%	475,910	19.62 to 22.95	11,979,501	1.09%	-26.44% to -27.37%
2010	0.95% to 2.20%	581,474	26.67 to 31.59	19,607,103	0.62%	25.64% to 24.05%
2009	0.95% to 2.20%	712,637	21.23 to 25.47	18,859,632	0.17%	111.15% to 108.49%
2008	0.95% to 2.20%	857,455	10.05 to 12.21	10,692,912	0.00%	-65.12% to -65.56%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.95% to 2.60%	900,815	29.47 to 31.92	32,107,037	0.77%	2.40% to 0.69%
2011	0.95% to 2.05%	354,656	28.78 to 34.08	11,990,469	1.22%	-17.24% to -18.16%
2010	0.95% to 2.20%	412,231	34.78 to 40.90	16,848,636	0.37%	28.01% to 26.40%
2009	0.95% to 2.20%	473,719	27.17 to 32.36	14,993,036	0.27%	56.04% to 54.07%
2008	0.95% to 2.20%	540,162	17.41 to 21.01	11,028,030	0.32%	-46.64% to -47.31%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.95% to 2.25%	6,695,505	26.09 to 21.82	170,977,693	1.16%	18.04% to 16.49%
2011	0.95% to 2.25%	8,197,211	22.11 to 18.73	177,547,335	1.05%	-8.09% to -9.29%
2010	0.95% to 2.25%	10,423,052	24.05 to 20.65	245,715,762	1.10%	7.64% to 6.23%
2009	0.95% to 2.45%	12,278,354	22.34 to 19.55	268,795,979	0.37%	23.86% to 21.91%
2008	0.95% to 2.45%	12,909,693	18.04 to 16.04	228,047,915	0.40%	-26.50% to -27.59%
Variable Insurance Portfolios - Balanced (WRBP)
2012	0.95% to 2.25%	2,832,072	16.38 to 13.76	45,485,972	1.50%	10.68% to 9.23%
2011	0.95% to 2.25%	3,231,584	14.80 to 12.59	46,983,411	1.52%	2.33% to 0.99%
2010	0.95% to 2.25%	4,034,607	14.47 to 12.47	57,336,407	1.99%	16.00% to 14.48%
2009	0.95% to 2.25%	4,701,582	12.47 to 11.09	57,583,672	2.05%	12.15% to 10.61%
2008	0.95% to 2.25%	5,696,020	11.12 to 10.03	62,182,738	0.09%	-21.75% to -22.79%
Variable Insurance Portfolios - Bond (WRBDP)
2012	0.95% to 2.25%	5,653,755	16.74 to 13.85	92,655,701	3.12%	4.77% to 3.39%
2011	0.95% to 2.25%	6,157,959	15.98 to 13.40	96,552,451	2.68%	6.29% to 4.90%
2010	0.95% to 2.25%	7,474,683	15.04 to 12.77	110,313,533	3.89%	5.03% to 3.65%
2009	0.95% to 2.45%	7,877,501	14.32 to 12.51	110,602,955	3.80%	6.15% to 4.56%
2008	0.95% to 2.45%	8,981,987	13.49 to 11.97	118,793,718	0.09%	-0.64% to -2.13%
Variable Insurance Portfolios - Core Equity (WRCEP)
2012	0.95% to 2.25%	7,924,937	13.39 to 11.46	104,114,930	0.59%	17.47% to 15.93%
2011	0.95% to 2.25%	9,558,169	11.40 to 9.89	107,010,691	0.36%	0.70% to -0.62%
2010	0.95% to 2.25%	11,988,244	11.32 to 9.95	133,346,578	1.01%	19.75% to 18.18%
2009	0.95% to 2.45%	14,723,373	9.45 to 8.24	136,658,228	1.03%	22.84% to 20.83%
2008	0.95% to 2.45%	18,240,906	7.70 to 6.82	137,697,882	0.16%	-35.39% to -36.41%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2012	0.95% to 2.25%	1,093,997	14.65 to 13.07	15,813,876	1.10%	12.10% to 10.63%
2011	0.95% to 2.25%	1,359,638	13.07 to 11.81	17,548,996	1.05%	-5.59% to -6.83%
2010	0.95% to 2.05%	1,654,847	13.85 to 12.86	22,638,229	1.15%	15.27% to 14.06%
2009	0.95% to 2.10%	1,974,176	12.01 to 11.16	23,409,402	1.00%	16.76% to 15.24%
2008	0.95% to 2.25%	2,406,092	10.29 to 9.61	24,430,897	0.07%	-36.52% to -37.40%
Variable Insurance Portfolios - Energy (WRENG)
2012	0.95% to 2.25%	580,041	11.25 to 10.30	6,448,904	0.00%	0.41% to -0.91%
2011	0.95% to 2.25%	805,071	11.20 to 10.40	8,933,064	0.00%	-9.94% to -11.12%
2010	0.95% to 2.25%	1,023,074	12.44 to 11.70	12,619,383	0.28%	20.80% to 19.21%
2009	0.95% to 2.25%	1,063,778	10.30 to 9.81	10,865,760	0.00%	39.15% to 37.32%
2008	0.95% to 2.25%	1,046,875	7.40 to 7.14	7,688,769	0.10%	-46.66% to -47.36%
Variable Insurance Portfolios - Global Bond (WRGBP)
2012	0.95% to 2.25%	258,003	10.41 to 10.19	2,680,726	3.42%	5.40% to 4.01%
2011	0.95% to 2.25%	138,156	9.88 to 9.79	1,364,034	2.16%	-1.20% to -2.07%	****
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2012	0.95% to 2.25%	1,371,424	12.98 to 11.74	17,549,749	0.00%	0.91% to -0.41%
2011	0.95% to 2.25%	1,820,540	12.86 to 11.79	23,104,191	0.00%	-22.19% to -23.21%
2010	0.95% to 2.25%	2,580,151	16.53 to 15.35	42,109,755	0.00%	15.95% to 14.43%
2009	0.95% to 2.40%	3,338,506	14.25 to 13.30	46,986,034	0.00%	71.99% to 68.97%
2008	0.95% to 2.40%	3,038,959	8.29 to 7.87	24,913,336	1.23%	-61.83% to -62.43%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Growth (WRGP)
2012	0.95% to 2.25%	8,850,476	$ 11.94 to $ 10.45	$103,583,897	0.06%	11.67% to 10.20%
2011	0.95% to 2.25%	10,732,698	10.69 to 9.48	112,624,107	0.40%	1.16% to -0.17%
2010	0.95% to 2.25%	13,537,586	10.57 to 9.50	140,392,124	0.65%	11.51% to 10.05%
2009	0.95% to 2.40%	16,771,104	9.48 to 8.30	155,856,008	0.39%	25.87% to 23.89%
2008	0.95% to 2.40%	20,570,540	7.53 to 6.70	151,814,844	0.00%	-36.88% to -37.83%
Variable Insurance Portfolios - High Income (WRHIP)
2012	0.95% to 2.25%	3,437,628	24.38 to 20.63	82,139,540	6.30%	17.51% to 15.97%
2011	0.95% to 2.25%	3,451,947	20.75 to 17.79	70,365,113	7.33%	4.26% to 2.90%
2010	0.95% to 2.25%	4,324,579	19.90 to 17.29	84,584,599	7.82%	13.77% to 12.28%
2009	0.95% to 2.45%	4,948,846	17.49 to 15.29	84,994,354	8.96%	45.03% to 42.85%
2008	0.95% to 2.45%	4,801,530	12.06 to 10.70	56,854,592	0.61%	-22.56% to -23.76%
Variable Insurance Portfolios - International Growth (WRIP)
2012	0.95% to 2.25%	2,396,608	12.93 to 10.91	30,361,361	1.97%	16.93% to 15.39%
2011	0.95% to 2.25%	2,824,384	11.05 to 9.45	30,636,295	0.42%	-8.20% to -9.40%
2010	0.95% to 2.25%	3,816,483	12.04 to 10.43	45,080,282	0.99%	13.70% to 12.21%
2009	0.95% to 2.45%	4,678,629	10.59 to 9.23	48,546,792	1.53%	25.69% to 23.58%
2008	0.95% to 2.45%	5,243,842	8.43 to 7.47	43,268,182	0.23%	-42.70% to -43.62%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2012	0.95% to 2.25%	780,139	15.43 to 13.76	11,877,621	2.39%	12.25% to 10.77%
2011	0.95% to 2.05%	988,441	13.75 to 12.62	13,427,910	1.56%	-14.70% to -15.65%
2010	0.95% to 2.05%	1,234,813	16.11 to 14.96	19,738,384	1.41%	13.01% to 11.76%
2009	0.95% to 2.05%	1,454,572	14.26 to 13.39	20,676,076	3.48%	35.66% to 34.16%
2008	0.95% to 2.25%	1,645,885	10.51 to 10.84	17,441,697	0.42%	-42.81% to -43.63%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2012	0.95% to 2.00%	494,224	10.39 to 10.21	5,120,924	4.09%	2.39% to 1.30%
2011	0.95% to 1.60%	233,219	10.15 to 10.11	2,364,729	2.12%	1.50% to 1.06%	****
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2012	0.95% to 1.85%	237,238	16.13 to 14.91	3,779,957	0.00%	10.78% to 9.77%
2011	0.95% to 1.85%	269,527	14.56 to 13.58	3,876,651	0.00%	-7.89% to -8.73%
2010	0.95% to 2.00%	360,541	15.81 to 14.73	5,628,834	0.00%	39.52% to 38.04%
2009	0.95% to 2.05%	361,907	11.33 to 10.34	4,039,189	0.00%	39.95% to 38.19%
2008	0.95% to 2.05%	350,971	8.10 to 7.48	2,792,115	0.00%	-48.53% to -49.19%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2012	0.95% to 2.25%	799,639	18.05 to 16.33	14,247,875	0.00%	12.48% to 11%
2011	0.95% to 2.25%	849,997	16.05 to 14.71	13,490,037	0.01%	-1.50% to -2.79%
2010	0.95% to 2.25%	1,112,006	16.29 to 15.13	17,915,900	0.04%	30.31% to 28.60%
2009	0.95% to 2.40%	1,188,377	12.50 to 11.68	14,695,895	0.00%	45.27% to 43.04%
2008	0.95% to 2.25%	1,106,727	8.61 to 8.21	9,436,571	0.03%	-36.83% to -37.72%
Variable Insurance Portfolios - Money Market (WRMMP)
2012	0.95% to 2.25%	1,805,265	10.98 to 9.33	19,441,214	0.02%	-0.93% to -2.24%
2011	0.95% to 2.25%	2,452,513	11.08 to 9.54	26,589,991	0.02%	-0.93% to -2.22%
2010	0.95% to 2.25%	2,650,355	11.18 to 9.76	29,097,700	0.08%	-0.88% to -2.18%
2009	0.95% to 2.40%	3,428,531	11.28 to 9.90	37,949,287	1.07%	0.06% to -1.40%
2008	0.95% to 2.40%	6,113,637	11.28 to 10.04	67,435,079	2.09%	1.21% to -0.25%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2012	0.95% to 2.25%	462,722	17.46 to 15.62	7,968,210	0.73%	16.60% to 15.06%
2011	0.95% to 2.25%	565,907	14.97 to 13.57	8,362,297	0.76%	4.01% to 2.65%
2010	0.95% to 2.25%	733,906	14.39 to 13.22	10,455,436	1.89%	27.29% to 25.62%
2009	0.95% to 2.25%	869,687	11.31 to 10.53	9,776,465	3.16%	22.45% to 20.84%
2008	0.95% to 2.25%	1,068,301	9.24	9,871,352	0.54%	-36.65% to -37.57%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2012	0.95% to 2.25%	3,672,810	17.85 to 16.55	64,303,289	0.00%	26.61% to 24.95%
2011	0.95% to 2.25%	4,392,183	14.10 to 13.25	60,775,633	0.00%	-6.66% to -7.88%
2010	0.95% to 2.25%	5,651,827	15.10 to 14.38	83,787,588	0.00%	11.68% to 10.22%
2009	0.95% to 2.45%	6,937,432	13.52 to 11.80	91,919,030	0.00%	42.47% to 40.24%
2008	0.95% to 2.45%	8,066,843	9.49 to 8.41	74,948,034	0.00%	-34.52% to -35.55%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2012	0.95% to 2.25%	3,296,538	14.30 to 12.66	46,267,768	0.00%	4.16% to 2.79%
2011	0.95% to 2.25%	3,922,926	13.73 to 12.31	52,916,173	0.00%	-11.45% to -12.61%
2010	0.95% to 2.25%	4,957,025	15.50 to 14.09	75,522,922	0.00%	27.63% to 25.95%
2009	0.95% to 2.45%	6,103,814	12.15 to 10.59	72,782,371	0.42%	33.44% to 31.30%
2008	0.95% to 2.45%	7,141,914	9.10 to 8.07	63,716,776	0.00%	-39.76% to -40.74%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2012	0.95% to 2.05%	400,259	15.19 to 13.79	5,996,555	0.46%	17.50% to 16.20%
2011	0.95% to 2.05%	531,829	12.93 to 11.87	6,794,860	0.49%	-13.62% to -14.57%
2010	0.95% to 2.05%	644,275	14.97 to 13.90	9,566,202	0.08%	25.21% to 23.82%
2009	0.95% to 2.05%	719,794	11.95 to 11.22	8,594,076	0.00%	27.92% to 26.50%
2008	0.95% to 2.05%	824,726	9.35 to 9.65	7,753,067	0.19%	-26.83% to -27.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Value (WRVP)
2012	0.95% to 2.25%	2,815,525	$ 15.59 to $ 13.36	$42,943,614	1.34%	17.75% to 16.20%
2011	0.95% to 2.25%	3,517,161	13.24 to 11.50	45,648,129	0.75%	-8.20% to -9.40%
2010	0.95% to 2.25%	4,443,444	14.42 to 12.69	62,774,142	0.92%	17.58% to 16.04%
2009	0.95% to 2.45%	5,275,682	12.27 to 10.76	63,321,636	2.09%	25.44% to 23.40%
2008	0.95% to 2.45%	6,491,989	9.78 to 8.72	62,086,887	0.22%	-34.44% to -35.51%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2012	1.60% to 1.75%	12,979	14.18 to 13.91	181,078	0.10%	13.67% to 13.50%
2011	1.60% to 1.75%	20,470	12.48 to 12.26	252,377	0.14%	-7.03% to -7.17%
2010	1.60% to 1.75%	20,045	13.42 to 13.20	265,916	0.54%	21.78% to 21.59%
2009	1.60% to 1.75%	26,804	11.02 to 10.86	292,549	0.00%	45.37% to 45.15%
2008	0.95% to 2.65%	8,437,109	8.03 to 8.65	67,613,857	1.87%	-40.67% to -41.75%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2012	0.95% to 2.05%	300,349	16.63 to 15.96	4,949,232	0.00%	6.84% to 5.65%
2011	0.95% to 2.05%	412,796	15.57 to 15.11	6,387,695	0.00%	-5.50% to -6.55%
2010	0.95% to 2.05%	688,377	16.47 to 16.17	11,315,575	0.00%	25.57% to 24.18%
2009	0.95% to 2.15%	358,511	13.12 to 9.46	4,689,092	0.00%	31.18% to 30.12%	****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.95% to 2.20%	816,960	14.17 to 12.54	11,363,182	0.00%	-9.67% to -10.81%
2010	0.95% to 2.20%	1,087,988	15.69 to 14.06	16,812,409	0.00%	23.33% to 21.78%
2009	0.95% to 2.30%	1,031,386	12.72 to 11.44	12,931,641	0.00%	55.60% to 53.35%
2008	0.95% to 2.40%	1,067,580	8.18 to 7.41	8,611,584	0.09%	-44.43% to -45.30%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.95% to 2.20%	2,777,451	20.42 to 18.06	55,745,574	0.37%	-32.98% to -33.82%
2010	0.95% to 2.20%	4,043,040	30.47 to 27.29	121,341,628	0.53%	23.84% to 22.28%
2009	0.95% to 2.70%	4,589,729	24.60 to 21.49	111,311,388	0.42%	77.37% to 74.00%
2008	0.95% to 2.70%	4,486,666	13.87 to 12.35	61,384,776	2.75%	-52.66% to -53.56%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.95% to 1.40%	4,899	9.39 to 8.97	45,091	0.12%	-8.78% to -9.20%
2010	0.95% to 1.60%	9,360	10.30 to 9.70	93,543	0.75%	14.39% to 13.64%
2009	0.95% to 1.75%	11,670	9.00 to 5.76	101,643	0.71%	19.93% to 18.76%
2008	0.95% to 1.75%	11,674	7.51 to 4.85	85,201	0.00%	-43.04% to -43.57%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.95% to 2.60%	123,477	7.73 to 8.05	1,014,201	0.00%	-8.99% to -10.50%
2010	0.95% to 2.60%	125,988	8.50 to 8.99	1,150,533	0.49%	14.11% to 12.21%
2009	0.95% to 2.60%	147,550	7.45 to 8.01	1,192,449	0.23%	19.57% to 17.58%
2008	0.95% to 2.60%	153,590	6.23 to 6.81	1,048,390	0.00%	-43.17% to -44.12%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.95% to 2.20%	125,245	8.77 to 10.87	1,137,977	0.00%	-8.25% to -9.41%
2010	0.95% to 2.50%	110,859	9.56 to 11.76	1,120,317	0.00%	17.35% to 15.51%
2009	0.95% to 2.50%	208,876	8.15 to 10.18	1,772,494	0.00%	40.64% to 38.44%
2008	0.95% to 2.50%	194,563	5.79 to 7.35	1,175,536	0.00%	-47.63% to -48.45%
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)
2011	0.95% to 2.05%	606,157	21.22 to 19.48	12,704,561	1.14%	-26.46% to -27.28%
2010	0.95% to 2.05%	823,233	28.85 to 26.78	23,512,591	0.67%	25.66% to 24.27%
2009	0.95% to 2.05%	1,015,118	22.96 to 21.55	23,100,080	0.13%	111.37% to 109.03%
2008	0.95% to 2.15%	785,222	10.86 to 10.28	8,463,673	0.00%	-65.09% to -65.59%
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)
2011	0.95% to 2.60%	1,173,183	29.47 to 25.91	34,128,221	1.21%	-17.19% to -18.57%
2010	0.95% to 2.25%	1,361,957	35.59 to 32.59	47,937,236	0.35%	28.03% to 26.35%
2009	0.95% to 2.25%	1,314,117	27.79 to 25.79	36,210,549	0.25%	56.12% to 54.07%
2008	0.95% to 2.65%	1,269,810	17.80 to 16.49	22,418,503	0.37%	-46.61% to -47.54%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.95% to 1.70%	125,863	12.16 to 12.01	1,526,761	6.57%	7.21% to 6.40%
2009	0.95% to 1.70%	85,960	11.35 to 11.29	974,308	6.15%	13.46% to 12.93%	****
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	1.50% to 2.60%	23,209	8.41 to 7.72	187,104	2.34%	12.79% to 11.53%
2008	1.50% to 2.60%	27,949	7.46 to 6.92	201,610	1.41%	-34.95% to -35.68%
Credit Suisse Trust-International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.95% to 1.35%	98,789	10.01 to 11.18	1,109,618	0.10%	11.17% to 10.72%
2009	0.95% to 1.20%	118,233	9 to 10.73	1,195,448	0.00%	-10.00% to 7.30%	****
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	1.25%	1,356	16.23	22,007	3.98%	6.66%
2008	1.25%	1,501	15.22	22,846	2.73%	-33.78%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.95% to 2.25%	617,366	15.35 to 13.82	9,320,767	3.54%	6.95% to 5.55%
2008	0.95% to 2.65%	1,126,815	14.35 to 12.75	15,873,203	2.95%	-33.54% to -34.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.95% to 2.20%	475,495	$ 15.26 to $ 10.19	$7,136,099	0.99%	10.40% to 9.01%
2009	0.95% to 2.20%	586,309	13.82 to 9.34	7,979,898	1.04%	23.82% to 22.25%
2008	0.95% to 2.20%	726,959	11.16 to 7.64	7,984,545	0.74%	-44.87% to -45.57%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.95% to 2.20%	252,208	20.53 to 18.63	5,115,978	0.97%	10.30% to 8.91%
2009	0.95% to 2.20%	352,465	18.61 to 17.10	6,481,949	1.03%	23.81% to 22.25%
2008	0.95% to 2.20%	421,671	15.03 to 13.99	6,267,551	0.65%	-44.86% to -45.55%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.95% to 1.85%	347,539	2.78 to 2.67	956,113	12.28%	-2.81% to -3.69%
2010	0.95% to 2.20%	995,159	2.86 to 2.73	2,832,621	5.69%	13.60% to 12.16%
2009	0.95% to 2.20%	859,349	2.52 to 2.44	2,158,516	0.00%	25.55% to 23.96%
2008	0.95% to 2.20%	160,909	2.01 to 1.96	322,010	5.25%	-79.09% to -79.36%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.95% to 1.55%	21,860	3.01 to 2.91	64,938	11.64%	-3.26% to -3.85%
2010	0.95% to 1.55%	40,971	3.11 to 3.02	126,029	6.16%	13.72% to 13.03%
2009	0.95% to 1.65%	45,401	2.73 to 2.79	123,551	0.00%	24.13% to 21.80%
2008	0.95% to 1.70%	58,162	2.20 to 2.29	128,455	8.37%	-78.88% to -79.10%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	1.25%	6,674	3.39	22,593	8.94%	-3.77%
2010	1.25%	7,510	3.52	26,420	5.98%	13.12%
2009	1.25%	8,314	3.11	25,880	0.00%	24.38%
2008	1.25%	9,322	2.50	23,306	7.46%	-78.84%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95% to 1.65%	351,739	9.29 to 10.11	3,287,420	1.67%	-41.60% to -42.01%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95% to 1.20%	137,487	6.89 to 8.24	963,234	1.66%	-47.26% to -47.39%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (obsolete) (WRMSP)
2009	0.95% to 1.95%	543,845	10.40 to 10.02	5,600,904	5.50%	7.34% to 6.24%
2008	0.95% to 2.25%	672,056	9.69 to 9.29	6,465,650	0.88%	-11.79% to -12.96%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95% to 2.35%	6,114,999	9.64 to 7.70	57,262,331	2.68%	-26.26% to -27.34%
INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2009	1.25%	475	$13.54	6,437	0.83%	21.02%
2008	0.95% to 2.50%	140,574	11.38 to 10.41	1,579,143	0.67%	-36.85% to -37.84%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.95% to 2.20%	312,243	9.93 to 9.48	3,079,972	1.98%	0.32% to -0.94%
2008	0.95% to 2.40%	469,126	9.90 to 9.52	4,620,131	1.76%	-1.81% to -3.24%
Mid Cap Growth VIF (obsolete) (BBCA)
2009	0.95% to 2.05%	93,676	12.21 to 11.14	1,121,159	0.00%	26.47% to 24.76%
2008	0.95% to 2.05%	117,435	9.66 to 8.93	1,112,358	0.00%	-52.24% to -52.82%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	1.25%	294	12.61	3,712	1.13%	30.11%
2008	1.25%	346	9.69	3,353	1.82%	-46.95%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.95% to 2.15%	331,596	13.30 to 12.08	4,332,608	1.10%	30.68% to 29.09%
2008	0.95% to 2.40%	450,548	10.18 to 9.20	4,511,348	2.07%	-46.73% to -47.60%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	1.25%	5,321	12.54	66,726	0.29%	17.67%
2008	1.25%	6,333	10.66	67,510	0.29%	-26.15%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.95% to 2.60%	1,040,801	13.12 to 11.48	13,394,642	0.30%	17.98% to 16.02%
2008	0.95% to 2.65%	1,656,216	11.12 to 9.87	18,079,598	0.26%	-25.94% to -27.26%
NVIT Leaders Fund - Class I (obsolete) (GVUS1)
2008	1.25%	221	8.28	1,830	0.78%	-50.53%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	0.95% to 2.20%	503,325	12.24 to 11.06	6,073,923	0.85%	32.62% to 30.95%
2008	0.95% to 2.25%	663,781	9.23 to 8.43	6,047,515	0.76%	-50.42% to -51.13%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95% to 2.65%	3,026,086	8.27 to 5.91	25,366,292	0.00%	-46.62% to -47.62%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.95% to 1.90%	318,647	3.04 to 2.78	956,649	0.00%	51.02% to 49.57%
2008	0.95% to 1.90%	374,006	2.02 to 1.86	747,529	0.00%	-49.06% to -49.55%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.95% to 2.25%	1,054,005	11.26 to 10.17	11,699,017	0.00%	51.00% to 49.02%
2008	0.95% to 2.40%	530,725	7.45 to 6.75	3,893,594	0.00%	-49.08% to -49.89%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	1.25% to 2.25%	21,372	12.91 to 9.51	240,376	0.00%	24.27% to 23.01%
2008	1.25% to 2.25%	32,147	10.39 to 7.74	303,734	0.00%	-42.03% to -42.62%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	0.95% to 2.60%	657,631	$ 12.17 to $ 10.65	$7,854,087	0.00%	24.60% to 22.52%
2008	0.95% to 2.60%	806,416	9.76 to 8.69	7,732,189	0.00%	-41.82% to -42.79%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95% to 2.30%	1,228,220	9.59 to 9.00	11,674,270	1.12%	-33.84% to -34.81%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.95% to 1.85%	387,091	12.30 to 12.16	4,784,269	0.15%	13.37% to 12.34%
2009	0.95% to 1.85%	465,051	10.85 to 10.83	5,075,301	0.00%	8.51% to 8.26%	****
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95% to 1.85%	424,452	10.99 to 7.79	4,643,921	2.80%	-36.79% to -37.37%
V.I. Basic Balanced Fund - Series I (obsolete) (AVB)
2010	0.95% to 1.55%	20,191	10.13 to 9.58	201,197	1.72%	7.04% to 6.39%
2009	0.95% to 2.05%	37,731	9.46 to 8.63	347,836	5.62%	32.57% to 30.94%
2008	0.95% to 2.05%	43,568	7.14 to 6.59	302,629	4.40%	-38.91% to -39.65%
V.I. Large Cap Growth Fund - Series I (obsolete) (AVLCG)
2008	0.95% to 2.05%	44,214	7.17 to 6.95	313,946	0.01%	-38.87% to -39.60%

2012	Reserves for annuity contracts in payout phase:			73,557,624
2012	Contract owners equity:			$5,859,299,538
2011	Reserves for annuity contracts in payout phase:			73,413,778
2011	Contract owners equity:			$6,061,567,903
2010	Reserves for annuity contracts in payout phase:			84,463,089
2010	Contract owners equity:			$7,542,257,800
2009	Reserves for annuity contracts in payout phase:			81,634,158
2009	Contract owners equity:			$7,961,391,641
2008	Reserves for annuity contracts in payout phase:			67,678,494
2008	Contract owners equity:			$7,651,606,707

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2012. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, in 2012 the Company changed its method of accounting for insurance contract acquisition costs and applied the new method retrospectively.

/s/ KPMG LLP

Columbus, Ohio

March 1, 2013

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Revenues
Policy charges	$1,670	$1,506	$1,399
Premiums	635	531	484
Net investment income	1,825	1,844	1,825
Net realized investment gains (losses)	350	(1,609)	(236)
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(67)	(162)	(394)
Non-credit portion of loss recognized in other comprehensive income	36	95	174
Net other-than-temporary impairment losses recognized in operations	(31)	(67)	(220)
Other revenues	7	3	2

Total revenues	$4,456	$2,208	$3,254

Benefits and expenses
Interest credited to policyholder account values	$1,038	$1,033	$1,056
Benefits and claims	1,227	1,062	873
Policyholder dividends	54	67	78
Amortization of deferred policy acquisition costs	575	65	299
Interest expense	68	70	55
Other expenses, net of deferrals	795	760	722

Total benefits and expenses	$3,757	$3,057	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$699	$(849)	$171
Federal income tax expense (benefit)	99	(427)	12

Net income (loss)	$600	$(422)	$159
Less: Loss attributable to noncontrolling interest, net of tax	(61)	(56)	(60)

Net income (loss) attributable to Nationwide Life Insurance Company	$661	$(366)	$219

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Net income (loss)	$600	$(422)	$159

Other comprehensive income, net of tax
Changes in:
Net unrealized gains on available-for-sale securities	571	317	600
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(5)	12	18

Total other comprehensive income, net of tax	$566	$329	$618

Total comprehensive income (loss)	$1,166	$(93)	$777

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(61)	(56)	(60)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$1,227	$(37)	$837

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2012	2011
		(As Adjusted)
Assets
Investments
Fixed maturity securities, available-for-sale	$31,811	$29,201
Mortgage loans, net of allowance	5,827	5,748
Policy loans	980	1,008
Short-term investments	1,034	1,125
Other investments	639	586

Total investments	$40,291	$37,668
Cash and cash equivalents	62	49
Accrued investment income	566	560
Deferred policy acquisition costs	3,249	3,487
Value of business acquired	224	238
Goodwill	200	200
Other assets	4,138	4,590
Separate account assets	71,440	65,194

Total assets	$120,170	$111,986

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,154	$35,252
Short-term debt	300	777
Long-term debt	1,038	991
Other liabilities	4,507	4,230
Separate account liabilities	71,440	65,194

Total liabilities	$113,439	$106,444

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	3,410	2,789
Accumulated other comprehensive income	1,252	686

Total shareholder’s equity	$6,384	$5,197
Noncontrolling interest	347	345

Total equity	$6,731	$5,542

Total liabilities and equity	$120,170	$111,986

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2009	$4	$1,718	$3,510	$(266)	$4,966	$351	$5,317
Cumulative effect of adoption of accounting principle	$—	$—	$(565)	$(4)	$(569)	$—	$(569)

Adjusted balance as of December 31, 2009	$4	$1,718	$2,945	$(270)	$4,397	$351	$4,748
Cumulative effect of adoption of accounting principle	—	—	(9)	9	—	46	46
Comprehensive income (loss):
Net income (loss)	—	—	219	—	219	(60)	159
Other comprehensive income	—	—	—	618	618	—	618

Total comprehensive income (loss)	—	—	219	618	837	(60)	777
Change in noncontrolling interest	—	—	—	—	—	18	18

Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$600	$(422)	$159
Adjustments to net income (loss):
Net realized investment (gains) losses	(350)	1,609	236
Net other-than-temporary impairment losses recognized in earnings	31	67	220
Interest credited to policyholder account values	1,038	1,033	1,056
Capitalization of deferred policy acquisition costs	(470)	(604)	(501)
Amortization of deferred policy acquisition costs	575	65	299
Amortization and depreciation	80	48	(2)
Deferred tax expense (benefit)	243	(482)	103
Changes in:
Policy liabilities	(548)	(608)	(579)
Derivatives, net	(490)	(364)	(254)
Other, net	(84)	(265)	(51)

Net cash provided by operating activities	$625	$77	$686

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$2,909	$2,705	$3,251
Proceeds from sales of available-for-sale securities	796	1,585	2,168
Purchases of available-for-sale securities	(5,167)	(6,176)	(5,910)
Proceeds from repayments of mortgage loans	1,048	1,124	996
Issuance and purchases of mortgage loans	(1,114)	(751)	(373)
Net decrease (increase) in short-term investments	98	(61)	(44)
Collateral (paid) received, net	(208)	359	(23)
Other, net	(12)	104	(29)

Net cash (used in) provided by investing activities	$(1,650)	$(1,111)	$36

Cash flows from financing activities:
Net change in short-term debt	$(477)	$477	$150
Proceeds from issuance of long-term debt	13	13	272
Cash dividend paid to Nationwide Financial Services, Inc.	(40)	—	—
Investment and universal life insurance product deposits	5,566	5,314	4,540
Investment and universal life insurance product withdrawals	(4,063)	(5,024)	(5,405)
Other, net	39	(34)	9

Net cash provided by (used in) financing activities	$1,038	$746	$(434)

Net increase (decrease) in cash and cash equivalents	$13	$(288)	$288
Cash and cash equivalents, beginning of period	49	337	49

Cash and cash equivalents, end of period	$62	$49	$337

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC”, or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2012 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and Nationwide Investment Services Corporation (“NISC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2012 and 2011, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts which are not subject to significant mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment) risk. These include individual and group variable and fixed deferred annuities in the accumulation phase and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits plus investment performance and interest credited less applicable contract charges.

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC, value of business acquired (“VOBA”) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for a discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions during the second quarter. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.6% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2012 and 2011, 86% and 84%, respectively, of fixed maturity securities were priced using independent pricing services.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other. Mortgage loans are carried at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific impairment reserve charges are recorded in other-than-temporary impairment losses. In the event a loan-specific impairment reserve charge is reversed, the recovery is recorded in other-than-temporary impairment losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve charges are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, customer bank loans, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or short-term investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are related to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests are recorded in the accompanying consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Income (loss) attributable to noncontrolling interests is excluded from the net income (loss) attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s investments, indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value. These instruments are classified with the lowest priority in the fair value hierarchy. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives. These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years. The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company categorizes assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (“Provident”) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in AOCI. This adjustment to VOBA represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2012 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2012 (5% in 2011 and 2010), 40% of the number of life insurance policies in force in 2012 (42% in 2011 and 45% in 2010). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance. The Company adopted this guidance retrospectively, effective January 1, 2012, which resulted in a reduction to total equity of $569 million, net of taxes, as of December 31, 2009.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

	Year ended December 31, 2010
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$396	$299	$97
Other expenses, net of deferrals	$592	$722	$(130)
Federal income tax expense	$24	$12	$12
Net income attributable to Nationwide Life Insurance Company	$240	$219	$(21)

The following table summarizes the impact of the retrospective change in accounting principle on the consolidated balance sheet as of the date indicated:

	December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Deferred policy acquisition costs	$4,425	$3,487	$(938)
Other assets[1]	$4,348	$4,590	$242
Other liabilities[1]	$4,316	$4,230	$(86)
Retained earnings	$3,459	$2,789	$(670)
Accumulated other comprehensive income[2]	$626	$686	$60

[1]	Change relates to the Company’s net deferred tax liability position moving to a net deferred tax asset on the consolidated balance sheets.
[2]	Represents the adjustments to DAC related to unrealized gains and losses on securities available-for-sale.

Subsequent Events

The Company evaluated subsequent events through March 1, 2013, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting. The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets. The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity. This guidance changes the consolidation guidance applicable to a VIE. It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

Pending Accounting Standards

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. In January 2013, the FASB issued ASU 2013-01, which clarifies the scope of these disclosures. The Company will adopt both ASUs retrospectively for interim and annual periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosures only and will have no impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The amendments are effective prospectively for the Company’s annual and interim periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosure and may impact the presentation of the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts. Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income product, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration. Lifetime Income is the only living benefit guarantee offered on new variable annuity contract sales.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2012				December 31, 2011
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
GMDB:
Return of net deposits	$836	$14,963	$24	64	$999	$11,749	$175	63
Minimum return or anniversary contract value	2,048	29,787	561	68	2,233	28,754	1,882	67

Total GMDB	$2,884	$44,750	$585	66	$3,232	$40,503	$2,057	66

GMAB Return of net deposits	$165	$3,230	$12	64	$342	$4,138	$149	65
GLWB Minimum return or anniversary contract value	$128	$22,031	$613	65	$380	$17,533	$573	65
GMIB Minimum return or anniversary contract value	$49	$514	$1	65	$50	$556	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the reserve balances for variable annuity contracts with guarantees, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
GLWB	$600	$1,624
GMAB	$57	$218
GMDB	$65	$80
GMIB	$2	$3

Paid claims for GMDBs were $30 million and $40 million for the years ended December 31, 2012 and 2011, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2012 and 2011.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Mutual funds:
Bond	$5,634	$5,117
Domestic equity	35,277	31,618
International equity	2,614	2,447

Total mutual funds	$43,525	$39,182
Money market funds	1,225	1,321

Total[1]	$44,750	$40,503

[1]

Excludes $26.7 billion and $24.7 billion as of December 31, 2012 and 2011, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2012 and 2011.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. This no -lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $216 million and $162 million as of December 31, 2012 and 2011, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2012 and 2011.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2012	$992	$328	$12,321	56
December 31, 2011	$843	$311	$9,777	58

[1]

The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Balance at beginning of year	$3,487	$3,125	$3,107
Capitalization of DAC	470	604	501
Amortization of DAC, excluding unlocks	(525)	(200)	(290)
Amortization of DAC related to unlocks	(50)	135	(9)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(133)	(177)	(184)

Balance at end of year	$3,249	$3,487	$3,125

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2012, the Company incurred additional DAC amortization of $50 million related to the financial services operations as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million related to the financial services operations as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

The following table summarizes changes in the VOBA balance for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Balance at beginning of year	$238	$259	$277
Amortization of VOBA, excluding unlocks	(22)	(29)	(33)
Amortization of VOBA related to unlocks	8	16	13
Net realized gains on investments	2	2	1
Adjustments to VOBA related to unrealized gains and losses on securities available-for-sale	(2)	(10)	1

Balance at end of year	$224	$238	$259

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $16 million, $17 million and $18 million during the years ended December 31, 2012, 2011 and 2010, respectively. Additionally, the VOBA gross carrying amount was $583 million and $585 million and accumulated amortization was $359 million and $347 million as of December 31, 2012 and 2011, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA
2013	$20
2014	$16
2015	$15
2016	$14
2017	$13

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states and political subdivisions	1,722	281	1	2,002
Debt securities issued by foreign governments	98	20	—	118
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Collateralized debt obligations	393	28	86	335
Other asset-backed securities	140	17	1	156

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$506	$124	$—	$630
Obligations of states and political subdivisions	1,501	177	—	1,678
Debt securities issued by foreign governments	102	18	—	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213

Total fixed maturity securities	$27,477	$2,334	$610	$29,201
Equity securities	19	2	1	20

Total available-for-sale securities	$27,496	$2,336	$611	$29,221

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell debt securities in an unrealized loss position. Investment losses, however, may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2012. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,394	$1,433
Due after one year through five years	7,316	7,993
Due after five years through ten years	8,295	9,283
Due after ten years	5,659	6,607

Subtotal	$22,664	$25,316
Residential mortgage-backed securities	4,506	4,667
Commercial mortgage-backed securities	1,219	1,337
Collateralized debt obligations	393	335
Other asset-backed securities	140	156

Total fixed maturity securities	$28,922	$31,811

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,894	$1,725
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(4)	(8)

Net unrealized gains on available-for-sale securities, before adjustments and taxes	$2,890	$1,717
Adjustment to DAC and VOBA[1]	(482)	(347)
Adjustment to future policy benefits and claims	(295)	(183)
Adjustment to policyholder dividend obligation	(177)	(132)
Deferred federal income tax expense	(672)	(362)

Net unrealized gains on available-for-sale securities	$1,264	$693

[1]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$693	$376
Unrealized gains and losses arising during the period:
Net unrealized gains on available-for-sale securities before adjustments	990	896
Non-credit impairments and subsequent changes in fair value of those debt securities[1]	178	(11)
Net adjustments to DAC and VOBA[2]	(135)	(187)
Net adjustment to future policy benefits and claims	(112)	(210)
Net adjustment to policyholder dividend obligation	(45)	(42)
Related federal income tax expense	(308)	(147)

Change in unrealized gains on available-for-sale securities	$568	$299

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($2 and $10 as of December 31, 2012 and 2011, respectively)	(3)	(18)

Change in net unrealized gains on available-for-sale securities	$571	$317

Balance at end of year	$1,264	$693

[1]	The non-credit portion of other-than-temporary impairments was $(48) million and $(226) million as of December 31, 2012 and 2011, respectively.
[2]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Collateralized debt obligations	27	1	5	151	85	36	178	86	41
Other asset-backed securities	326	4	23	296	32	46	622	36	69

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

December 31, 2011
Fixed maturity securities:
Corporate public securities	$1,460	$62	150	$309	$49	54	$1,769	$111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	501	15	54	357	48	53	858	63	107

Total fixed maturity securities	$2,317	$88	266	$2,142	$522	386	$4,459	$610	652
Equity securities	7	1	10	—	—	31	7	1	41

Total	$2,324	$89	276	$2,142	$522	417	$4,466	$611	693

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2012			December 31, 2011
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$18	$85	$103	$83	$158	$241
Less than 80.0%
Residential mortgage-backed securities	—	50	50	—	191	191
Collateralized debt obligations	—	72	72	1	121	122
Other	—	36	36	5	52	57

Total	$18	$243	$261	$89	$522	$611

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows is equal to or greater than the amortized cost basis of the securities. These unrealized losses represent temporary fluctuations in non-credit factors that are not indicative of other-than-temporary impairment.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Amortized cost:
Loans with non-specific reserves	$5,820	$5,672
Loans with specific reserves	51	136

Total amortized cost	$5,871	$5,808
Valuation allowance:
Non-specific reserves	$33	$33
Specific reserves	11	27

Total valuation allowance	$44	$60

Mortgage loans, net of allowance	$5,827	$5,748

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$60	$96
Current period provision	1	25
Recoveries[1]	(15)	(7)
Charge offs and other	(2)	(54)

Balance at end of year	$44	$60

[1]	Includes recoveries on sales and increases in the valuations of loans with specific reserves.

The following table summarizes impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Amortized cost	$13	$26	$12	$—	$—	$51
Specific reserves	(2)	(7)	(2)	—	—	$(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$—	$40

December 31, 2011
Amortized cost	$8	$31	$20	$—	$77	$136
Specific reserves	(1)	(9)	(8)	—	(9)	(27)

Carrying value of impaired mortgage loans, net of allowance	$7	$22	$12	$—	$68	$109

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Average recorded investment	$9	$20	$11	$—	$34	$74
Interest income recognized	$1	$2	$1	$—	$6	$10
December 31, 2011
Average recorded investment	$7	$33	$23	$10	$91	$164
Interest income recognized	$1	$5	$3	$—	$8	$17

As of December 31, 2012 and 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Warehouse	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted-average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

December 31, 2011:
Apartment	$805	$245	$89	$1,139	$1,112	$23	$4	$1,139
Warehouse	1,015	123	149	1,287	1,153	53	81	1,287
Office	595	104	76	775	656	69	50	775
Retail	1,878	220	147	2,245	2,074	104	67	2,245
Other	172	63	127	362	284	11	67	362

Total	$4,465	$755	$588	$5,808	$5,279	$260	$269	$5,808

Weighted-average DSC ratio	1.77	1.29	1.15	1.64	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	68%	81%	89%	69%

While the loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Securities Lending

The fair value of loaned securities was $130 million and $103 million as of December 31, 2012 and 2011, respectively. The Company received $133 million and $105 million of cash collateral on securities lending as of December 31, 2012 and 2011, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit and Pledged as Collateral

Available-for-sale securities with a carrying value of $9 million and $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2012 and 2011, respectively. Additionally, available-for-sale securities with a carrying value of $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other financing agreements as of December 31, 2012. The Company had no amount pledged as collateral as of December 31, 2011. These securities primarily are included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $859 million and $796 million in Tax Credit Funds to unrelated third parties as of December 31, 2012 and 2011, respectively. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027. The Company held immaterial reserves on these transactions as of December 31, 2012 and 2011. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $288 million. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. Net assets of all consolidated VIEs totaled $347 million and $345 million as of December 31, 2012 and 2011, respectively, which was composed primarily of other long-term investments of $348 million and $310 million as of December 31, 2012 and 2011, respectively. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two Tax Credit Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation. Previously, the Company was not deemed the primary beneficiary. As the managing member of the Tax Credit funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds. The impact of consolidation was an increase to noncontrolling interest of $46 million.

Unconsolidated VIEs

In addition to the consolidated VIEs described above, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $222 million and $220 million as of December 31, 2012 and 2011, respectively. In addition, the Company has made commitments for further investments in these VIEs of $66 million and $131 million as of December 31, 2012 and 2011, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Fixed maturity securities, available-for-sale	$1,506	$1,502	$1,474
Mortgage loans	366	370	396
Policy loans	53	56	55
Other	(45)	(34)	(41)

Gross investment income	$1,880	$1,894	$1,884

Investment expenses	55	50	59

Net investment income	$1,825	$1,844	$1,825

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Net derivative gains (losses)	$314	$(1,636)	$(385)
Realized gains on sales	48	64	176
Realized losses on sales	(23)	(45)	(43)
Other	11	8	16

Net realized investment gains (losses)	$350	$(1,609)	$(236)

Proceeds from the sale of available-for-sale securities were $796 million, $1.6 billion and $2.2 billion during the years ended December 31, 2012, 2011 and 2010, respectively. Gross gains of $47 million, $50 million and $172 million and gross losses of $20 million, $39 million and $17 million were realized on sales of available-for-sale securities during the years ended December 31, 2012, 2011 and 2010, respectively.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments, for the years ended:

(in millions)	Total	Included in other comprehensive income	Net
December 31, 2012
Fixed maturity securities	$68	$(36)	$32
Mortgage loans	(14)	—	(14)
Other	13	—	13

Other-than-temporary impairment losses	$67	$(36)	$31

December 31, 2011
Fixed maturity securities	$135	$(95)	$40
Mortgage loans	25	—	25
Other	2	—	2

Other-than-temporary impairment losses	$162	$(95)	$67

December 31, 2010
Fixed maturity securities	$330	$(174)	$156
Equity securities	5	—	5
Mortgage loans	59	—	59

Other-than-temporary impairment losses	$394	$(174)	$220

The following table summarizes cumulative credit losses, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Cumulative credit loss at beginning of year[1]	$328	$340	$417
New credit losses	18	8	31
Incremental credit losses	10	29	116
Losses related to securities included in the beginning balance sold or paid down during the period	(67)	(49)	(202)
Losses related to securities included in the beginning balance for which there was a change in intent	—	—	(22)

Cumulative credit loss at end of year[1]	$289	$328	$340

[1]

Cumulative credit losses are defined as the amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps and futures. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management. The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on specific corporate creditors. These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain liabilities and

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to economically hedge certain guaranteed benefit obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to economically hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps and futures are used to economically hedge foreign currency-denominated assets and liabilities and

•	credit default swaps are used to either buy or sell credit protection on a specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2012 and 2011, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total Return Swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$11	$145	$29	$310
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,182	$21,732	$2,142	$20,955
Equity contracts	1,004	7,162	—	—
Total Return Swaps	10	892	37	2,409
Other derivative contracts	1	13	7	17

Total derivative positions[1]	$3,208	$29,944	$2,215	$23,691

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s derivative positions, primarily offset by master netting agreements and collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company held cash collateral from derivative counterparties of $798 million and $1.0 billion, respectively. The Company did not hold securities as off-balance sheet collateral as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company had posted cash collateral of $228 million and $223 million, respectively, and pledged securities with a fair value of $148 million and $152 million, respectively, with derivative counterparties.

The fair value of embedded derivatives on life and annuity programs was $748 million and $1.9 billion as of December 31, 2012 and 2011, respectively, which is included in future policy benefits and claims in the consolidated balance sheets.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Derivatives designated and qualifying as hedging instruments	$(1)	$(4)	$(9)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(125)	$(44)	$(39)
Equity contracts	(665)	(45)	(389)
Total return swaps	(343)	(17)	(136)
Other derivative contracts	(1)	(6)	(20)
Net interest settlements	53	34	16

Total derivative losses[1]	$(1,082)	$(82)	$(577)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,185	(1,674)	98
Other revenue on guaranteed benefit annuity programs	211	120	94

Change in embedded derivative liabilities and related fees	$1,396	$(1,554)	$192

Net realized derivative gains (losses)	$314	$(1,636)	$(385)

[1]

Included in total derivative losses are economic hedging losses of $827 million, gains of $1.0 billion, and losses of $347 million related to the guaranteed benefit annuity programs for the years ended December 31, 2012, 2011 and 2010, respectively.

[2]

As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on guaranteed benefit annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 includes updated assumptions in lapse, mortality, withdrawal behavior and benefit utilization. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2011 includes updated assumptions in lapse, mortality and withdrawal behavior. Refer to Note 2 for further discussion of the annual review of DAC model assumptions.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(8)	Fair Value Measurements

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states and political subdivisions	—	2,002	—	2,002
Debt securities issued by foreign governments	73	45	—	118
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Collateralized debt obligations	—	53	282	335
Other asset-backed securities	—	147	9	156

Total fixed maturity securities at fair value	$1,150	$29,464	$1,197	$31,811
Equity securities	—	12	8	20
Short-term investments	45	989	—	1,034
Trading securities	—	—	54	54

Total other investments at fair value	$45	$1,001	$62	$1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(657)	$(657)
Indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,209	$2	$13	$69	$(187)	$40	$(374)	$772
Collateralized debt obligations	247	2	53	36	(56)	—	—	282
Other fixed maturity securities	135	—	11	2	(13)	11	(3)	143

Total fixed maturity securities at fair value[2]	$1,591	$4	$77	$107	$(256)	$51	$(377)	$1,197
Other investments at fair value	43	16	3	—	—	—	—	62
Derivative assets[3]	1,004	(353)	—	350	(179)	—	—	822
Separate account assets	1,952	73	—	—	—	—	—	2,025

Assets at fair value	$4,590	$(260)	$80	$457	$(435)	$51	$(377)	$4,106

Liabilities
Future policy benefits and claims:
Living benefits	$(1,842)	$1,185	$—	$—	$—	$—	$—	$(657)
Indexed products	(63)	(28)	—	—	—	—	—	(91)

Total future policy benefits and claims	$(1,905)	$1,157	$—	$—	$—	$—	$—	$(748)
Derivative liabilities[3]	(6)	1	—	—	—	—	—	(5)

Liabilities at fair value	$(1,911)	$1,158	$—	$—	$—	$—	$—	$(753)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.

[2]	Non-binding broker quotes were utilized to determine fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represent changes in the sources used to price certain securities and the Company’s assumptions related to the observability of certain inputs.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees incorporates many inputs, including significant unobservable inputs for mortality, lapse rates, wait period and benefit utilization. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated as the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a standard deterministic approach.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2012:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	70%-100%
Non-performance risk	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]

To reflect non-performance risk, benefits paid to policyholders are assumed to be reduced by 10% within the discounted cash flows projection whenever the S&P index is simulated to go below a certain threshold designed to represent non-performance.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

Higher non-performance risk tends to decrease the value of the liability and lower non-performance risk tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.6 billion and $1.3 billion as of December 31, 2012 and 2011, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$620	$6	$4	$630
Obligations of states and political subdivisions	—	1,678	—	1,678
Debt securities issued by foreign governments	120	—	—	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	—	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	—	1,377	2	1,379
Collateralized debt obligations	—	55	247	302
Other asset-backed securities	—	209	4	213

Total fixed maturity securities at fair value	$1,304	$26,306	$1,591	$29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	—	1,125
Trading securities	—	—	38	38

Total other investments at fair value	$24	$1,116	$43	$1,183

Investments at fair value	$1,328	$27,422	$1,634	$30,384

Derivative assets	—	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194

Assets at fair value	$63,570	$30,626	$4,590	$98,786

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(1,842)	$(1,842)
Indexed products	—	—	(63)	(63)

Total future policy benefits and claims	$—	$—	$(1,905)	$(1,905)
Derivative liabilities	—	(2,209)	(6)	(2,215)

Liabilities at fair value	$—	$(2,209)	$(1,911)	$(4,120)

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

	Balance as of December 31, 2010	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,161	$(10)	$26	$161	$(242)	$163	$(50)	$1,209
Collateralized debt obligations	191	(2)	5	87	(34)	—	—	247
Other fixed maturity securities	143	5	4	57	(63)	4	(15)	135

Total fixed maturity securities at fair value	$1,495	$(7)	$35	$305	$(339)	$167	$(65)	$1,591
Other investments at fair value	45	(4)	—	5	(3)	—	—	43
Derivative assets	211	131	—	719	(57)	—	—	1,004
Separate account assets	1,805	147	—	—	—	—	—	1,952

Assets at fair value	$3,556	$267	$35	$1,029	$(399)	$167	$(65)	$4,590

Liabilities
Future policy benefits and claims:
Living benefits	$(168)	$(1,674)	$—	$—	$—	$—	$—	$(1,842)
Indexed products	(58)	(5)	—	—	—	—	—	(63)

Total future policy benefits and claims	$(226)	$(1,679)	$—	$—	$—	$—	$—	$(1,905)
Derivative liabilities	(4)	(2)	—	—	—	—	—	(6)

Liabilities at fair value	$(230)	$(1,681)	$—	$—	$—	$—	$—	$(1,911)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder account values. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $154 million for derivative assets and $(1.7) million for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities. There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value on a Nonrecurring Basis

The Company measures certain mortgage loans at fair value, or fair value of the collateral, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates. Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value. Each of these methodologies is considered to represent a Level 3 fair value measurement. Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2012				December 31, 2011
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value
Assets
Investments:
Mortgage loans, net of allowance	$5,827	$5,988	$—	$5,988	$5,748	$5,861
Policy loans	$980	$980	$—	$980	$1,008	$1,008

Liabilities
Investment contracts	$20,123	$19,561	$—	$19,561	$18,318	$17,992
Short-term debt	$300	$300	$—	$300	$777	$777
Long-term debt	$1,038	$1,323	$1,282	$41	$991	$1,081

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2010	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2011	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012	$25	$175	$200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2012, 2011 and 2010. As of the 2012, 2011 and 2010 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of December 31, 2012 and 2011 have not been previously impaired.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Liabilities:
Future policyholder benefits	$1,732	$1,761
Policyholder funds and accumulated dividends	142	143
Policyholder dividends payable	24	27
Policyholder dividend obligation	198	156
Other policy obligations and liabilities	32	26

Total liabilities	$2,128	$2,113

Assets:
Fixed maturity securities, available-for-sale	$1,511	$1,424
Mortgage loans, net of allowance	183	210
Policy loans	164	170
Other assets	77	105

Total assets	$1,935	$1,909

Excess of reported liabilities over assets	193	204

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$45	$42
Adjustment to policyholder dividend obligation	(45)	(42)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$193	$204

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,511	$1,424
Amortized cost	1,334	1,292
Shadow policyholder dividend obligation	(177)	(132)

Net unrealized appreciation	$—	$—

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Revenues:
Premiums	$73	$77	$83
Net investment income	98	102	101
Realized investment gains (losses)	1	(3)	(3)
Realized losses credited to policyholder benefit obligation	(5)	(1)	(1)

Total revenues	$167	$175	$180

Benefits and expenses:
Policy and contract benefits	$134	$145	$131
Change in future policyholder benefits and interest credited to policyholder accounts	(27)	(35)	(23)
Policyholder dividends	50	55	56
Change in policyholder dividend obligation	(8)	(8)	(3)
Other expenses	1	1	1

Total benefits and expenses	$150	$158	$162

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$18
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$12

Maximum future earnings from assets and liabilities:
Beginning of period	$204	$215	$227
Change during period	(11)	(11)	(12)

End of period	$193	$204	$215

Cumulative closed block earnings from inception through December 31, 2012, 2011 and 2010 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $21 million, $23 million and $31 million as of December 31, 2012, 2011 and 2010, respectively.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
$600 million commercial paper program (0.29% and 0.30%, respectively)	$300	$300
$600 million promissory note and line of credit (1.90% and 1.73%, respectively)	$—	$477

Total short-term debt	$300	$777

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 21, 2013. The Company had $10.2 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2012. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2012 and 2011.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. LIBOR plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. As of December 31, 2012, the agreement was cancelled with no outstanding balance.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2012 and 2011.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2012 and 2011.

The amount of interest paid on short-term debt was $6 million in 2012, $5 million in 2011 and immaterial in 2010.

(12)	Long-Term Debt

The following table summarizes long-term debt, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	297	285
Other	41	6

Total long-term debt	$1,038	$991

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. The note is redeemable in full or partial amount at any time subject to proper notice and approval. A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly. Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement. The maximum amount outstanding under the agreement is $313 million in 2016. The Company made interest payments on this surplus note totaling $10 million and $9 million for the years ending December 31, 2012 and 2011, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2012, 2011 and 2010. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Current tax (benefit) expense	$(144)	$55	$(91)
Deferred tax expense (benefit)	243	(482)	103

Total tax expense (benefit)	$99	$(427)	$12

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2012		December 31, 2011[1]		December 31, 2010[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$245	35%	$(297)	35%	$59	35%
Dividends received deduction	(75)	(11)%	(99)	12%	(50)	(29)%
Impact of noncontrolling interest	21	3%	20	(3)%	21	12%
Tax credits	(85)	(12)%	(30)	3%	(27)	(16)%
Change in tax contingency reserve	(4)	(1)%	(15)	2%	(5)	(3)%
Other, net	(3)	(1)%	(6)	1%	14	8%

Total	$99	14%	$(427)	50%	$12	7%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax receivable was $61 million and $16 million as of December 31, 2012 and 2011, respectively.

Total federal income taxes (refunded) paid were $(95) million, $121 million, and $(35) million for the years ended December 31, 2012, 2011, and 2010, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

No material changes in estimated income tax expense were recorded in 2012 or 2010. During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (“DRD”).

As of December 31, 2012, the Company has $87 million in low-income-housing credit carryforwards, which expire between 2024 and 2032, and $169 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company has $32 million in foreign tax credit carryforwards which expire between 2019 and 2022. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax (liability) asset included in other assets in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011[1]
Deferred tax assets:
Future policy benefits and claims	$1,295	$1,193
Derivatives	94	574
Tax credit carryforwards	288	185
Other	478	330

Gross deferred tax assets	$2,155	$2,282
Valuation allowance	(18)	(18)

Net deferred tax assets	$2,137	$2,264

Deferred tax liabilities:
Deferred policy acquisition costs	$(874)	$(963)
Available-for-sale securities	(1,338)	(840)
Value of business acquired	(81)	(86)
Other	(158)	(148)

Gross deferred tax liabilities	$(2,451)	$(2,037)

Net deferred tax (liability) asset	$(314)	$227

[1]	The balances reflect a change in accounting principle, as described in Note 2.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $18 million as of December 31, 2012 and 2011. There was no change in valuation allowance for the year ended December 31, 2012 or 2010, while there was a change of $6 million for the year ended December 31, 2011. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2012	2011	2010
Balance at beginning of period	$76	$119	$95
Additions for current year tax positions	(2)	9	18
Additions for prior years tax positions	25	—	19
Reductions for prior years tax positions	(63)	(52)	(13)

Balance at end of period	$36	$76	$119

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2008 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Statutory net income (loss)
NLIC	$764	$18	$560
NLAIC	$(65)	$(61)	$(50)

Statutory capital and surplus
NLIC	$3,837	$3,591	$3,686
NLAIC	$280	$302	$287

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. During the year ended December 31, 2011 and 2010, NLIC did not pay any dividends to NFS. As of January 1, 2013, NLIC has the ability to pay dividends to NFS totaling $724 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2012, 2011 and 2010, the Company made payments to NMIC and NSC totaling $283 million, $241 million and $250 million, respectively.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.2 billion and $3.0 billion as of December 31, 2012 and 2011, respectively. Total revenues from these contracts were $140 million, $148 million and $139 million for the years ended December 31, 2012, 2011 and 2010, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $113 million, $122 million and $115 million for the years ended December 31, 2012, 2011 and 2010, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2012, 2011 and 2010, the Company made lease payments to NMIC of $15 million, $14 million and $20 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2012, 2011 and 2010 were $161 million, $203 million and $209 million, respectively, while benefits, claims and expenses ceded during these years were $167 million, $212 million and $241 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2012 and 2011, customer allocations to NFG funds totaled $45.0 billion and $39.7 billion, respectively. For the years ended December 31, 2012, 2011 and 2010, NFG paid the Company $144 million, $129 million and $103 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $854 million and $994 million as of December 31, 2012 and 2011, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2012, 2011 and 2010 were $54 million, $64 million and $61 million, respectively.

During 2012, the Company had no sales of commercial mortgage loans to NMIC. During 2011, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million to NMIC. The sale resulted in a net realized loss of $5 million in 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2012 and 2011, the Company had notes receivable outstanding of $126 million and $148 million, respectively.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and twenty-one other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.

Other jurisdictions may pursue similar investigations, examinations or inquires. The results of these investigations, examinations or inquiries could result in the payment or escheatment of unclaimed death benefits, and/or changes in the Company’s practices and procedures to its claims handling and escheat processes, all of which could impact claim payments and reserves and/or result in payment of investigation costs, fines or penalties.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. The Company has until March 29, 2013 to file a notice of appeal. The Court has taken the matter under advisement. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the U.S. District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The complaint seeks certification as a class action. NMIC and NLIC filed a motion to dismiss. By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit. On January 30, 2012, plaintiffs filed their appeal. On October 24, 2012, the Court of Appeals affirmed the dismissal. On November 9, 2012, plaintiffs filed a petition for rehearing en banc. On December 14, 2012, the Court of Appeals denied the petition for rehearing. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. NMIC and NLIC have filed an opposition memorandum.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action suit in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008 the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and answers of defendants are due on March 5, 2013.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Premiums
Direct	$890	$832	$808
Assumed	—	—	5
Ceded	(255)	(301)	(329)

Net	$635	$531	$484

Life, accident and health insurance in force
Direct	$216,002	$209,732	$208,920
Assumed	5	5	10
Ceded	(59,895)	(60,499)	(64,755)

Net	$156,112	$149,238	$144,175

Total amounts recoverable under reinsurance contracts totaled $684 million, $704 million and $739 million as of December 31, 2012, 2011 and 2010, respectively.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; and fixed universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment; other-than-temporary impairment losses and other revenues and expenses not allocated to other segments.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	301	—	635
Net investment income	551	736	536	2	1,825
Non-operating net realized investment gains[1]	—	—	—	459	459
Other-than-temporary impairment losses	—	—	—	(31)	(31)
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,514	$452	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	615	17	1,227
Policyholder dividends	—	—	54	—	54
Amortization of DAC	185	14	150	226	575
Interest expense	—	—	—	68	68
Other operating expenses	285	163	255	92	795

Total benefits and expenses	$1,440	$634	$1,273	$410	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$241	$42	$699

Less: non-operating net realized investment gains[1]	—	—	—	(459)
Less: non-operating net other-than-temporary impairment losses	—	—	—	31
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$241	$(82)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	297	—	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses[1]	—	—	—	(1,546)	(1,546)
Other-than-temporary impairment losses	—	—	—	(67)	(67)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,459	$(1,545)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	598	(12)	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Interest expense	—	—	—	70	70
Other operating expenses	269	166	238	87	760

Total benefits and expenses	$1,199	$618	$1,176	$64	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$283	$(1,609)	$(849)

Less: non-operating net realized investment losses[1]	—	—	—	1,546
Less: non-operating net other-than-temporary impairment losses	—	—	—	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$283	$(55)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2010[3]
Revenues:
Policy charges	$646	$98	$652	$3	$1,399
Premiums	209	—	275	—	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses[1]	—	—	—	(177)	(177)
Other-than-temporary impairment losses	—	—	—	(220)	(220)
Other revenues[2]	(82)	—	—	25	(57)

Total revenues	$1,342	$789	$1,437	$(314)	$3,254

Benefits and expenses:
Interest credited to policyholder accounts	$391	$424	$199	$42	$1,056
Benefits and claims	354	—	524	(5)	873
Policyholder dividends	—	—	78	—	78
Amortization of DAC	192	9	136	(38)	299
Interest expense	—	—	—	55	55
Other operating expenses	244	165	237	76	722

Total benefits and expenses	$1,181	$598	$1,174	$130	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$161	$191	$263	$(444)	$171

Less: non-operating net realized investment gains[1]	—	—	—	177
Less: non-operating net other-than-temporary impairment losses	—	—	—	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(48)
Less: net loss attributable to noncontrolling interest	—	—	—	60

Pre-tax operating earnings (loss)	$161	$191	$263	$(35)

Assets as of year end	$52,786	$25,502	$22,434	$5,828	$106,550

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2012 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$597	$597
Obligations of states and political subdivisions	1,722	2,002	2,002
Debt securities issued by foreign governments	98	118	118
Public utilities	2,374	2,684	2,684
All other corporate	24,252	26,410	26,410

Total fixed maturity securities, available-for-sale	$28,922	$31,811	$31,811

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$5	$8	$8
Nonredeemable preferred stocks	10	12	12

Total equity securities, available-for-sale	$15	$20	$20

Trading assets	49	54	54
Mortgage loans, net of allowance	5,871		5,827	[1]
Policy loans	980		980
Other investments	565		565
Short-term investments	1,034		1,034

Total investments	$37,436		$40,291

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

2010
IPS - Annuity	$1,761	$10,541			$209
Retirement Plans	172	11,874			—
IPS - Life and NBSG	1,354	9,163			275
Corporate and Other	(162)	1,098			—

Total	$3,125	$32,676			$484

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

2010
IPS - Annuity	$569	$745	$192	$244
Retirement Plans	691	424	9	165
IPS - Life and NBSG	510	801	136	237
Corporate and Other	55	37	(38)	131

Total	$1,825	$2,007	$299	$777

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

[3]	The 2011 and 2010 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance [1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance [1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

2010

Life, accident and health insurance in force	$208,920	$(64,755)	$10	$144,175	—

Premiums:
Life insurance [1]	$570	$(88)	$1	$483	0.2%
Accident and health insurance	238	(241)	4	1	NM

Total	$808	$(329)	$5	$484	1.0%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2012, 2011, and 2010 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44
2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60
2010
Valuation allowances - mortgage loans	$77	$66	$—	$47	$96

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-9:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2012.
Statement of Operations for the year ended December 31, 2012.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2012 and 2011.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.
Consolidated Balance Sheets as of December 31, 2012 and 2011.
Consolidated Statements of Changes in Equity as of December 31, 2012, 2011 and 2010.
Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with the initial Registration Statement on May 19, 1998 (File No. 333-53023) and incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with Post-Effective Amendment No. 6 on April 26, 2000 (File No. 333-53023) and incorporated by reference.
(4)	The form of the variable annuity contract – Filed previously with the initial Registration Statement on May 19, 1998 (File No. 333-53023) and incorporated by reference.
(5)	Variable Annuity Application – Filed previously with the initial Registration Statement on May 19, 1998 (File No. 333-53023) and incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable
(8)	Fund Participation Agreements
The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2".
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm".
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(6)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".
(7)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm".
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(9)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm".
(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm".
(11)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm".
(12)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, as document "frankfpa99h8.htm".
(13)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002, as document trowefpa99h5.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(14)	Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(15)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2001, as document "blackrockfpa.htm".
(16)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, as document "waddellreedfpa.htm".
(17)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm".
(18)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989, as document "vaneckfpa.htm".
(19)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004, as document "wellsfargofpa.htm".
The following Fund Participation Agreement was previously filed on April 30, 2008 with Post-Effective Amendment No. 42 of registration statement (333-59517) under Exhibit 24(b), and is hereby incorporated by reference.

(20)	Fund Participation Agreement with J.P. Morgan Series Trust II, dated February 18, 2003, as document "jpmorganfpa.htm".
The following Fund Participation Agreement was previously filed on April 20, 2011 with Post-Effective Amendment No. 30 of registration statement (333-103094) under Exhibit 24(b), and is hereby incorporated by reference.
(21)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services, dated June 30, 1999, as document "victoryfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel – Filed previously with the initial Registration Statement on May 19, 1998 (File No. 333-53023) and incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC3	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Community Development Corporation, LLC[3]	Ohio	The company holds investments in low-income housing funds.
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 8, 2013, was 1,966 and 3,403 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 19, 2013.
Nationwide Variable Account-9
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 19, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact